Filed with the Securities and Exchange Commission on April 15, 2016

REGISTRATION NO. 333-114561

INVESTMENT COMPANY ACT NO. 811-09327

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 15

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 148

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

(Exact Name of Registrant)

ALLSTATE LIFE INSURANCE COMPANY

(Name of Depositor)

3075 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062-7127

(847) 402-5000

(Address and telephone number of Depositor's principal executive offices)

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ANGELA FONTANA

VICE PRESIDENT, SECRETARY & GENERAL COUNSEL

ALLSTATE LIFE INSURANCE COMPANY

3075 SANDERS ROAD

NORTHBROOK, ILLINOIS 60062-7127

(Name and address of agent for service)

COPIES TO:

ALLEN R. REED

VICE PRESIDENT, SECRETARY & GENERAL COUNSEL

ALLSTATE DISTRIBUTORS, LLC

3075 SANDERS ROAD

NORTHBROOK, IL 60062-7127

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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The Allstate Advisor Variable Annuities

(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001

Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566

Telephone Number: 1-800-457-7617

Fax Number: 1-785-228-4584

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) is offering the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Allstate Advisor

•  Allstate Advisor Plus

•  Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

Fidelity® Variable Insurance Products (Service Class 2)

Franklin Templeton Variable Insurance Products Trust (Class 2)

Lord Abbett Series Fund, Inc. (Class VC)

Oppenheimer Variable Account Funds (Service Shares)

Putnam Variable Trust (Class IB) Invesco Variable Insurance Funds (Series I and II) The Universal Institutional Funds, Inc. (Class I & II)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 41-45 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 87 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
AB Factor	17
Accumulation Benefit	17
Accumulation Phase	6
Accumulation Unit	11
Accumulation Unit Value	11
Allstate Life (“we”)	74
Annuitant	12
Automatic Additions Program	14
Automatic Portfolio Rebalancing Program	50
Beneficiary	13
Benefit Base (for the TrueReturn Accumulation Benefit Option)	17
Benefit Base (for the SureIncome Withdrawal Benefit Option)	28
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)	32
Benefit Base (for the SureIncome For Life Withdrawal Benefit Option)	36
Benefit Payment (for the SureIncome Withdrawal Benefit Option)	28
Benefit Payment (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option)	35
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option)	28
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit Option)	35
Benefit Year (for the SureIncome Withdrawal Benefit Option)	27
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Year (for the SureIncome For Life Withdrawal Benefit Option)	34
Co-Annuitant	12
*Contract	11
Contract Anniversary	3
Contract Owner (“you”)	13
Contract Value	1
Contract Year	4
Credit Enhancement	Cover
Dollar Cost Averaging Program	50
Due Proof of Death	66
Earnings Protection Death Benefit Option	69
Enhanced Beneficiary Protection (Annual Increase) Option	68
Excess of Earnings Withdrawal	69

Fixed Account Options	45
Free Withdrawal Amount	54
Funds	4
Guarantee Option	64
Guarantee Period Account	46
Income Base	64
Income Plan	57
Income Protection Benefit Option	61
In-Force Earnings	69
In-Force Premium	69
Investment Alternatives	41
IRA Contract	3
Issue Date	6
Market Value Adjustment	5
Maximum Anniversary Value	3
Maximum Anniversary Value (MAV) Death Benefit Option	3
Payout Phase	6
Payout Start Date	57
Portfolios	75
Qualified Contract	11
Retirement Income Guarantee Options	64
Return of Premium Death Benefit	5
Rider Anniversary	16
Rider Application Date	3
Rider Date (for the TrueReturn Accumulation Benefit Option)	16
Rider Date (for the SureIncome Withdrawal Benefit Option)	27
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)	31

(ii)

Page
Rider Date (for the SureIncome For Life Withdrawal Benefit Option)	34
Rider Fee (for the TrueReturn Accumulation Benefit Option)	3
Rider Fee (for the SureIncome Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)	3
Rider Fee Percentage	26
Rider Maturity Date	16
Rider Period	16
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)	25
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)	30
Right to Cancel	15
SEC	Cover
Settlement Value	67
Spousal Protection Benefit (Co-Annuitant) Option	52
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	52
Standard Fixed Account Option	45
SureIncome Covered Life	34
SureIncome Option Fee	53
SureIncome Plus Option	31
SureIncome Plus Option Fee	53
SureIncome Plus Withdrawal Benefit Option	31
SureIncome For Life Option	34
SureIncome For Life Option Fee	53
SureIncome For Life Withdrawal Benefit Option	34
SureIncome ROP Death Benefit	67
SureIncome Withdrawal Benefit Option	27
Systematic Withdrawal Program	57
Tax Qualified Contract	81
Transfer Period Accounts	19
Trial Examination Period	2
TrueBalanceSM Asset Allocation Program	43
TrueReturnSM Accumulation Benefit Option	16
Valuation Date	14
Variable Account	75
Variable Sub-Account	41
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option)	28
Withdrawal Benefit Factor (For the SureIncome Plus Withdrawal Benefit Option)	31
Withdrawal Benefit Factor (for the SureIncome For Life Withdrawal Benefit Option)	35
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)	29
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit Option)	33
Withdrawal Benefit Payout Phase (for the SureIncome For Life Withdrawal Benefit Option)	36
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit Option)	29
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit Option)	33
Withdrawal Benefit Payout Start Date (for the SureIncome For Life Withdrawal Benefit Option)	36
Withdrawal Benefit Option	27
Withdrawal Benefit Option Fee	53

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

(iii)

Overview of Contracts

The Contracts offer many of the same basic features and benefits.† They differ primarily with respect to the charges imposed, as follows:

•  The Allstate Advisor Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•  The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

•  The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge Option (“Package III”) has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

• The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge Option (“Package II”) has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

•  The Allstate Advisor Preferred Contract with No Withdrawal Charge Option (“Package I”) has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

†  Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

*  The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

1

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments

We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” for details.

Expenses

Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge Option)

•  Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

•  Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge Option)

•  Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

2

Allstate Advisor Preferred Contracts (with No Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

• No withdrawal charge.

All Contracts

• Annual administrative expense charge of 0.19% (up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

•  If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%*.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

•  If you select the SureIncome Option, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

•  If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

3

• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40%* of the Income Base in effect on a Contract Anniversary.

•  We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract Anniversary.

•  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 8 for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

•  State premium tax (if your state imposes one).

•  Not all Options are available in all states.

We may discontinue any of these options at any time prior to the time you elect to receive it.

* Different rates apply to Contract Owners who added these options prior to May 1, 2003. See page 8 for details.

4

Investment Alternatives

Each Contract offers several investment alternatives including:

•  Fixed Account Options that credit interest at rates we guarantee, and

•  Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

•  Fidelity Management & Research Company

•  Franklin Advisers, Inc.

•  Franklin Advisory Services, LLC

•  Franklin Mutual Advisers, LLC

•  Invesco Advisers, Inc.

•  Lord, Abbett & Co. LLC

•  OppenheimerFunds, Inc.

•  Putnam Investment Management, LLC

•  Strategic Advisors, Inc.

•  Templeton Asset Management Ltd.

•  Templeton Investment Counsel, LLC

•  Morgan Stanley Investment Management Inc.

*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 41-45 for more information.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services

For your convenience, we offer these special services:

•  Automatic Portfolio Rebalancing Program

•  Automatic Additions Program

•  Dollar Cost Averaging Program

•  Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

5

Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

•  life income with guaranteed number of payments

•  joint and survivor life income with guaranteed number of payments

•  guaranteed number of payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits

If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

•  MAV Death Benefit Option;

•  Enhanced Beneficiary Protection (Annual Increase) Option; and

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

6

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 57. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

7

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.

** Waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	1.10%	0.19%	1.29%
Allstate Advisor Plus	1.40%	0.19%	1.59%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	1.40%	0.19%	1.59%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	1.50%	0.19%	1.69%
Allstate Advisor Preferred (No Withdrawal Charge Option)	1.60%	0.19%	1.79%

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option Enhanced Beneficiary Protection (Annual Increase) Option Earnings Protection Death Benefit Option (issue age 0-70) Earnings Protection Death Benefit Option (issue age 71-79)	0.20%* (up to 0.30% for Options added in the future) 0.30%* 0.25% (up to 0.35% for Options added in the future) 0.40% (up to 0.50% for Options added in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, and Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	2.00%	0.19%	2.19%
Allstate Advisor Plus	2.30%	0.19%	2.49%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	2.30%	0.19%	2.49%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	2.40%	0.19%	2.59%
Allstate Advisor Preferred (No Withdrawal Charge Option)	2.50%	0.19%	2.69%

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

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TrueReturnSM Accumulation Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*

* Up to 1.25% for Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.

SureIncome Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%*

* Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.

Retirement Income Guarantee Option Fee*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Options” for details.

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.

Income Protection Benefit Option

The Contracts are also available with the Income Protection Benefit Option. See “Income Payments – Income Protection Benefit Option,” below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See “Expenses – Mortality and Expense Risk Charge,” below, for details.

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PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

PORTFOLIO ANNUAL EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.32%	2.28%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015 (except as otherwise noted).

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

• invested $10,000 in the Contract for the time periods indicated;

• earned a 5% annual return on your investment;

• surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

•  elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•  elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•  elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•  elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	Allstate Advisor				Allstate Advisor Plus				Allstate Advisor Preferred (with 5 Year Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,211	$ 2,357	$ 3,420	$ 6,164	$ 1,366	$ 2,647	$ 3,752	$ 6,359	$ 1,239	$ 2,351	$ 3,457	$ 6,364
Costs Based on Minimum Annual Portfolio Expenses	$ 1,013	$ 1,788	$ 2,515	$ 4,582	$ 1,168	$ 2,084	$ 2,862	$ 4,829	$ 1,041	$ 1,788	$ 2,567	$ 4,834

	Allstate Advisor Preferred (with 3-Year Withdrawal Charge Option)				Allstate Advisor Preferred (with No Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,248	$ 2,376	$ 3,240	$ 6,425	$ 662	$ 1,978	$ 3,282	$ 6,493
Costs Based on Minimum Annual Portfolio Expenses	$ 1,051	$ 1,815	$ 2,355	$ 4,912	$ 466	$ 1,419	$ 2,402	$ 4 ,997

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

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	Allstate Advisor				Allstate Advisor Plus				Allstate Advisor Preferred (with 5 Year Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 616	$ 1,847	$ 3,080	$ 6,164	$ 643	$ 1,925	$ 3,200	$ 6,359	$ 644	$ 1,926	$ 3,202	$ 6,364
Costs Based on Minimum Annual Portfolio Expenses	$ 418	$ 1,278	$ 2,175	$ 4,582	$ 446	$ 1,362	$ 2,310	$ 4,829	$ 446	$ 1,363	$ 2,312	$ 4,834

	Allstate Advisor Preferred (with 3-Year Withdrawal Charge Option)				Allstate Advisor Preferred (with No Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 653	$ 1,951	$ 3,240	$ 6,425	$ 662	$ 1,978	$ 3,282	$ 6,493
Costs Based on Minimum Annual Portfolio Expenses	$ 456	$ 1,390	$ 2,355	$ 4,912	$ 466	$ 1,419	$ 2,402	$ 4,997

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), and the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. Examples for the Allstate Advisor Preferred Contracts assume the election of the 5-year Withdrawal Charge Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

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Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

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The Contracts

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan(s) you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

• any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

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If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•  the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•  the Contract Owner must be age 90 or younger on the Rider Application Date;

•  the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•  the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

• the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•  the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•  the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

• the Annuitant must be age 90 or younger on the Rider Application Date; and

• the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change.

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Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

• your spouse or, if he or she is no longer alive,

• your surviving children equally, or if you have no surviving children,

• your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$ 500,000
1.00% of the purchase payment	$ 1,000,000

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If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market – Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

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Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURNSM ACCUMULATION BENEFIT OPTION

We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that

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are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Government Money Market – Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750

Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000

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Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•  The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•  The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately prior to the withdrawal; and

(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

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Guarantee Option 1	Guarantee Option 2

Guarantee Option 1	Guarantee Option 2

* Model Portfolio Option 1

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* Fidelity VIP Freedom Income Fund Model Portfolio Option

* Fidelity VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

* Fidelity VIP Freedom Income Fund Model Portfolio Option

* Fidelity VIP Freedom 2010 Fund Model Portfolio Option

* Fidelity VIP Freedom 2020 Fund Model Portfolio Option

* Fidelity VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category(1):

Model Portfolio Option 1

20% Category A

50% Category B

30% Category C

0% Category D

Category A

Putnam VT Government Money Market Fund – Class IB Sub-Account

Category B

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

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UIF U.S. Real Estate, Class II Sub-Account(8)

Category C

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Sub-Account(5)

Oppenheimer Conservative Balanced Fund/VA – Service(5)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(6)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(2)

Putnam VT George Putnam Balanced Fund – Class IB

Putnam VT Global Utilities – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value – Series I Sub-Account & Invesco V.I. American Value – Series II Sub-Account(3)

Invesco V. I Comstock – Series II Sub-Account

Invesco V. I. American Franchise – Series II Sub-Account

Invesco V. I. Growth and Income – Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account(7)

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

Putnam VT Global Health Care – Class IB Sub-Account(2)

Putnam VT Multi-Cap Growth – Class IB Sub-Account(2)

UIF Growth, Class I Sub-Account(3)

UIF Growth, Class II Sub-Account(3)

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth – Series II Sub-Account(4)

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3) The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4) Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5) Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced

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/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category(1):

Model Portfolio Option 2

(Rider Date Prior to October 1, 2004)

10% Category A

20% Category B

50% Category C

20% Category D

Category A

Putnam VT Government Money Market Fund – Class IB Sub-Account

Category B

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Category C

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Conservative Balanced Fund/VA – Service(5)

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Oppenheimer Main Street®/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(2)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Global Utilities – Class IB Sub-Account(2)

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value Fund – Series I Sub-Account and Invesco V.I. American Value Fund – Series II Sub-Account(3)

Invesco V.I. Comstock – Series II Sub-Account

Invesco V.I. Growth and Income Portfolio, Series II Sub-Account

Category D

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account(7)

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(5)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(6)

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Putnam VT Global Health Care – Class IB Sub-Account(2)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Multi-Cap Growth Fund – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

UIF Growth, Class I Sub-Account(3)

UIF Growth, Class II Sub-Account(3)

UIF Global Franchise, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. American Franchise, Class II Sub-Account

Invesco V. I. Mid Cap Growth, Class II Sub-Account(4)

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity VIP Freedom Income – Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account and Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account. Instead, the Fidelity VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements Above).

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3) The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4) Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5) Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or

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otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1):

Model Portfolio Option 2

(Rider Date on or after October 1, 2004)

Available

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(4)

Oppenheimer Conservative Balanced Fund/VA – Service(4)

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account(2)

UIF U.S. Real Estate, Class II Sub-Account(6)

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Comstock – Class II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Excluded

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

Oppenheimer Global Fund/ VA – Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account(2)

UIF Small Company Growth, Class II Sub-Account

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Invesco V.I. Mid Cap Growth – Series II Sub-Account(3)

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3) Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in these Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in these Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account.. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 69 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect

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until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

• The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•  The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

• the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•  the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•  the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

• the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•  any waiting period for canceling the New Option will start again on the new Rider Date;

•  any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•  the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

• The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

•  on the Rider Maturity Date;

•  on the Payout Start Date;

•  on the date your Contract is terminated;

•  on the date the Option is cancelled;

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• on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity VIP Freedom Funds Model Portfolio Options.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

Fidelity VIP Freedom Funds Model Portfolio Options	Fidelity VIP Freedom Sub-Account
Fidelity VIP Freedom Income Fund Model Portfolio Option	Fidelity VIP Freedom Income – Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 Fund Model Portfolio Option	Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 Fund Model Portfolio Option	Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 Fund Model Portfolio Option	Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS

“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.

For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

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Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

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For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel

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your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

• The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

•  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Option is cancelled;

•  On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to

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zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 66.

For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

• The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

• The Benefit Payment immediately prior to the withdrawal; or

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• The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•  The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•  The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal

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that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

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As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 66) for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

•  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•  On the date we receive a Complete Request for Settlement of the Death Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION

We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 66.

For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal

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Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•  If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

• The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•  The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit

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Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

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If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the Death Benefits section page 65 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

• The Benefit Payment is reduced to zero;

• On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•  On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

• On the date we receive a Complete Request for Settlement of the Death Proceeds; or

• On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

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INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)

If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1)  to a Model Portfolio Option available as described below;

2)  to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

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Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1):

Available

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(4)

Oppenheimer Conservative Balanced Fund/ VA – Service(4)

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account(2)

UIF U.S. Real Estate, Class II Sub-Account(6)

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Comstock – Series II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Excluded

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account(2)

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth – Series II Sub-Account(3)

(1)  The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)  The Invesco V.I. American Value – Series II Sub-Account is offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

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(4) Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see page 43 for more information.

Portfolio:	Each Portfolio Seeks:	Investment Adviser:

Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Long-term capital appreciation	Fidelity Management & Research Company (FMR)
Fidelity ® VIP Freedom 2010 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company (FMR)

Fidelity ® VIP Freedom 2020 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity ® VIP Freedom 2030 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond

Fidelity ® VIP Freedom Income Portfolio – Service Class 2	High total return with a secondary objective of principal preservation	Fidelity Management & Research Company (FMR)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class 2(7)	Capital growth

Fidelity ® VIP Index 500 Portfolio – Service Class 2	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500(SM) Index (“S&P 500”)
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Long-term growth of capital
FTVIP Franklin Growth and Income VIP Fund – Class 2	Capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund – Class 2	Maximize income while maintaining prospects for capital appreciation.
FTVIP Franklin Large Cap Growth VIP Fund – Class 2	Capital appreciation
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2(1)	Long-term capital growth.
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2	Income
FTVIP Templeton Global Bond VIP Fund – Class 2(1)	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Long-term total return.	Franklin Advisory Services, LLC
FTVIP Mutual Global Discovery VIP Fund – Class 2	Capital appreciation	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2	Capital appreciation with income as a secondary goal
FTVIP Templeton Developing Markets VIP Fund – Class 2	Long-term capital appreciation.	Templeton Asset Management Ltd.
FTVIP Templeton Foreign VIP Fund – Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Lord Abbett Series Fund Inc. – Fundamental Equity Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Inc. – Bond-Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return
Lord Abbett Series Fund Inc. – Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value
Lord Abbett Series Fund Inc. – Growth Opportunities Portfolio	Capital appreciation
Lord Abbett Series Fund Inc. – Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2(5)	Capital appreciation.	OppenheimerFunds, Inc.

Oppenheimer Conservative Balanced Fund/VA – Service	Total return.

Oppenheimer Core Bond Fund/VA – Service Shares	Total return.
Oppenheimer Capital Appreciation Fund/VA – Class 2(6)	Capital appreciation.
Oppenheimer Global Fund/VA – Class 2 Shares	Capital appreciation.
Oppenheimer Main Street Fund®/VA – Service Shares	Capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares	Capital appreciation.
Oppenheimer Global Strategic Income Fund/VA – Service Shares	Total return.
Putnam VT Equity Income Fund – Class IB	Capital growth and current income.	Putnam Investment Management, LLC (“Putnam Management”)

Putnam VT George Putnam Balanced Fund – Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Long-term return consistent with the preservation of capital.

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Portfolio:	Each Portfolio Seeks:	Investment Adviser:

Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.
Putnam VT Global Health Care Fund – Class IB(2)	Capital appreciation.
Putnam VT High Yield Fund – Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT Investors Fund – Class IB	Long-term growth of capital and any increased income that results from this growth.
Putnam VT Government Money Market Fund – Class IB9 (formerly, Putnam VT Money Market Fund – Class B)	As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Multi-Cap Growth Fund – Class IB(2)	Long-term capital appreciation.

Putnam VT Research Fund – Class IB(2)	Capital appreciation.
Putnam VT Global Utilities Fund – Class IB(2)	Capital growth and current income.
Putnam VT Voyager Fund – Class IB	Capital appreciation.
UIF Growth Portfolio, Class I & UIF Growth Portfolio, Class II(4)	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

UIF Emerging Markets Debt Portfolio, Class II	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
UIF Global Franchise Portfolio, Class II	Long-term capital appreciation.
UIF Mid Cap Growth Portfolio, Class II	Long-term capital growth by investing primarily in common stocks and other equity securities.
UIF Small Company Growth Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.
UIF U.S. Real Estate Portfolio, Class II(8)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco V. I. American Franchise Fund – Series II	Capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio – Series II	Capital appreciation and current income.
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income.
Invesco V.I. Mid Cap Growth Fund – Series II(3)	Capital growth
Invesco V.I. American Value Fund – Series I & Invesco V.I. American Value Fund – Series II(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

(1)  Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)  Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account and the Putnam VT Global Utilities – Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio – Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) The Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund – Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund – Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund – Series II.

(5)  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account

Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock – Service Class 2.

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(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9) Effective on or about April 30, 2016, the Putnam VT Money Market Fund – Class IB intends to implement several changes to enable it to operate as a government money market fund. In addition, the name of the Fund will change to Putnam VT Government Money Market Fund – Class IB.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCESM ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed

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Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model

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portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 49.

This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Government Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 49.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may

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not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•  you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

• you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period

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(“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed

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Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under

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“Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

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We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income – Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income – Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income – Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•  for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

• for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Advisor	1.10%
Allstate Advisor Plus	1.40%
Allstate Advisor Preferred (5-year withdrawal charge option)	1.40%
Allstate Advisor Preferred (3-year withdrawal charge option)	1.50%
Allstate Advisor Preferred (No withdrawal charge option)	1.60%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

• MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•  Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

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• Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•  0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

• 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•  Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the

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number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE

We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be

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equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 7. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 47 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)  Purchase payments that no longer are subject to withdrawal charges;

2)  Free Withdrawal Amount (if available);

3)  Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)  Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•  The Free Withdrawal Amount described above; or

•  Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)  Earnings not previously withdrawn;

2)  Purchase payments that are no longer subject to withdrawal charges;

3)  Free Withdrawal Amount in excess of earnings;

4)  Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

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If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

• the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

• withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.    you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.    we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.    a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.    you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.    you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.    you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.    you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.    you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof ” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

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PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the “Taxes” section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 9. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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Access to Your Money

WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 57.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See “Standard Fixed Account Options” on page 45.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.    An emergency exists as defined by the SEC, or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

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We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

• the Annuitant’s 99th birthday, or

• the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

• fixed income payments;

• variable income payments; or

• a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Modifying Payments” and “Payout Withdrawals” below for more details.

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Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

• You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

• You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions (“RMD”) under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current

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interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

• terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

• reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will

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be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•  The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•  You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•  You may apply the Income Protection Benefit Option to more than one Income Plan.

•  The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•  You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•  You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

• You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement(1):

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Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Conservative Balanced Fund/VA – Service(4)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Global Fund/VA – Service Shares Sub-Account

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(3)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Global Utilities – Class IB Sub-Account(3)

Putnam VT Voyager – Class IB Sub-Account

Invesco V.I. Comstock – Series II, Class II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Growth, Class II Sub-Account (Class I & II)(1)

UIF Global Franchise, Class II Sub-Account

Invesco V.I. American Value – Series II Sub-Account (Class I & II)(1)

UIF U.S. Real Estate, Class II Sub-Account(6)

Excluded Variable Sub-Accounts.    Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

Oppenheimer Discovery Mid Cap Growth/VA – Service Shares Sub-Account(4)

Putnam VT Global Health Care – Class IB Sub-Account(3)

Putnam VT Multi-Cap Growth – Class IB Sub-Account(3)

UIF Emerging Markets Debt, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Mid Cap Growth – Series II Sub-Account(2)

(1) The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(2) Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Fund – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)  Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account, and the Putnam VT Global Utilities – Class IB Sub-Account closed to new investments.*

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(4)  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth/VA – Service Shares Sub-Account

   Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

• adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

• deducting any applicable taxes; and

• applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS

Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who

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added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

• The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

• The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

• The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

• You must select Fixed Amount Income Payments only.

• You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

• 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

• 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

• The Guaranteed Retirement Income Benefit; or

• For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• The date the Contract is terminated;

• If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

• The Payout Start Date; or

• For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

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Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

• 200% of the Contract Value as of the Rider Date; plus

• 200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

• RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

• In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

• In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”

“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

• Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

• Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

• On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the

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basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

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Death Benefits

DEATH PROCEEDS

Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

• A certified copy of the death certificate;

• A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

• Any other proof acceptable to us.

“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

• If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

• If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

• MAV Death Benefit Option

• Enhanced Beneficiary Protection (Annual Increase) Option

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•  The Contract Value;

• The Settlement Value;

•  The ROP Death Benefit;

• The MAV Death Benefit Option (if selected);

•  The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•  The SureIncome ROP Death Benefit.*

The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

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The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds” on page 66), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

• Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

• Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

• On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 71, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

• The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

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The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

• 200% of the Contract Value as of the Rider Date; plus

• 200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

• Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 71, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

• The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

• 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

• 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

• 100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

• 40% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

• 50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

• 25% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

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If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 70 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•  The Rider Date will be changed to the date we determine the Death Proceeds;

•  The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•  The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

• The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• the date the Contract is terminated;

•  if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 71, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

• if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•  on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

• on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•  the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

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New Contract Owner Categories

Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner. The death settlement options we currently offer are:

Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

• Over the life of the New Contract Owner; or

•  For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•  Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.

Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

• One year of the date of death;

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•  The same calendar year as the date we receive the first Complete Request for Settlement; and

•  One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•  The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•  The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

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Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•  The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•  The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•  The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•  On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

• upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

• upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

• on the date the Contract is terminated;

• on the Payout Start Date; or

• on the date you change the beneficiary of the Contract and the change is accepted by us;

• for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

• for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

• The Co-Annuitant must have been your legal spouse on the date of his or her death; and

• Option D of the “Death of Owner” provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

• The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

• The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

• The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

• The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

• The Annuitant must be age 90 or younger on the CSP Application Date.

• The Co-Annuitant must be age 79 or younger on the CSP Application Date.

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• On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

• We have made no payments under any Income Plan.

• There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

• The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

• The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

• The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•  On the date CSP is terminated as described above; or

• Upon the death of the Annuitant; or

• Upon the death of the Co-Annuitant; or

• On the date the Contract is terminated; or

• On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.    This section applies if:

• The CSP Conditions are met.

• The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

• We have received proof satisfactory to us that the Co-Annuitant has died.

• The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

• the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

• The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

• The Owner does not thereafter name a new Co-Annuitant; and

• The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

• The Contract may only be continued once.

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More Information

ALLSTATE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

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We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution.    Allstate Distributors, L.L.C., located at 3075 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer’s or bank’s practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors

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provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.

ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

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LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

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Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal advisor before electing the Spousal Benefit for a civil union partner or domestic partner.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

• Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

• Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

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“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

• made on or after the date the Contract Owner attains age 59 1/2,

• made to a beneficiary after the Contract Owner’s death,

• attributable to the Contract Owner being disabled, or

• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs)

• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

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Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

88

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

• severs employment,

• dies,

• becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

89

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

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Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2015, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

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Statement of Additional Information Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Calculation of Accumulation Unit Values	5
Calculation of Variable Income Payments	6

General Matters	7
Experts	8
Financial Statements	8
Appendix A

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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 Appendix A

Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	AdvisorPlus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

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Appendix B

Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=

the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

.9 × [I-(J + .0025)] × N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Advisor*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.20%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.80%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 - (.048 + .0025)] × (2) = –.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	–.0099 × $11,411.66 = –($112.98)
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 – $112.98 = $10,788.68

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

B-1

 Appendix C

Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value

Step 1 – Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.

Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.

Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D

Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Income Benefit Amount
5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$ 55,000	_	$ 55,000	$ 55,000	$ 52,500	$ 54,600
7/1/04	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 41,250	$ 40,176	$ 41,859

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

		Advisor and Preferred	Plus
Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000	$15,000
STEP I – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625	$2,730
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e)=(d) * 1.05^ -0.5	$2,562	$2,664
Contract Value After Step 1	(b’)=(b) - (d)	$57,375	$57,270
Adjusted Income Benefit After Step 1	(c’)=(c) - (e)	$51,224	$53,273
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’)=(a) - (d)	$12,375	$12,270
Proportional Adjustment	(a’)/(b’)*(c’)	$11,048	$11,414
Contract Value After Step 2	(b’) - (a’)	$45,000	$45,000
Adjusted Income Benefit After Step 2		$40,176	$41,859

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

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Appendix E

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,339	$ 41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

E-1

Appendix F

Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

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Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix G

Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix H – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

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Appendix I – SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

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The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

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Appendix J – SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Franklin U.S. Government – Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund – Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund – Series II Sub-Account, UIF Growth, Class I Sub-Account and UIF Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund – Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund – Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities – Class 2 Sub-Account, Lord Abbett Series Fund – Fundamental Equity Portfolio, Lord Abbett Series Fund – Bond-Debenture Portfolio, Lord Abbett Series Fund – Growth and Income Portfolio, Lord Abbett Series Fund – Growth Opportunities Portfolio, Lord Abbett Series Fund – Mid Cap Stock Portfolio and Oppenheimer Core Bond/VA – Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund – Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account, Fidelity VIP Freedom Income – Service Class 2 Sub-Account, Fidelity VIP Growth Stock – Service Class 2 Sub-Account, Fidelity VIP Index 500 – Service Class 2 Sub-Account, Fidelity VIP Mid Cap – Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund – Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund – Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Putnam VT Money Market Fund – Class IB	Putnam VT Government Money Market Fund – Class IB

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.291	516,451
	2007	$10.291	$11.915	1,004,070
	2008	$11.915	$6.740	1,144,313
	2009	$6.740	$9.013	1,143,620
	2010	$9.013	$10.403	1,050,401
	2011	$10.403	$9.983	874,253
	2012	$9.983	$11.444	648,028
	2013	$11.444	$14.793	527,579
	2014	$14.793	$16.304	380,861
	2015	$16.304	$16.161	318,224
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.483	24,455
	2007	$10.483	$11.218	70,102
	2008	$11.218	$8.287	116,207
	2009	$8.287	$10.139	172,093
	2010	$10.139	$11.264	170,536
	2011	$11.264	$11.072	131,106
	2012	$11.072	$12.194	110,259
	2013	$12.194	$13.625	91,532
	2014	$13.625	$14.016	61,011
	2015	$14.016	$13.762	63,026
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.513	54,334
	2007	$10.513	$11.411	128,871
	2008	$11.411	$7.569	140,536
	2009	$7.569	$9.604	203,822
	2010	$9.604	$10.839	150,160
	2011	$10.839	$10.566	128,800
	2012	$10.566	$11.793	123,788
	2013	$11.793	$13.461	99,189
	2014	$13.461	$13.898	64,380
	2015	$13.898	$13.656	56,339
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.522	14,031
	2007	$10.522	$11.536	28,063
	2008	$11.536	$7.040	56,210
	2009	$7.040	$9.116	73,240
	2010	$9.116	$10.429	69,082
	2011	$10.429	$10.003	62,089
	2012	$10.003	$11.373	55,492
	2013	$11.373	$13.629	44,016
	2014	$13.629	$14.092	21,588
	2015	$14.092	$13.836	20,541

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.373	16,899
	2007	$10.373	$10.845	48,727
	2008	$10.845	$9.559	65,357
	2009	$9.559	$10.817	76,108
	2010	$10.817	$11.452	69,850
	2011	$11.452	$11.461	86,305
	2012	$11.461	$12.021	66,655
	2013	$12.021	$12.484	53,068
	2014	$12.484	$12.759	37,008
	2015	$12.759	$12.523	27,184
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$19.175	10,394
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.766	19,226
	2007	$9.766	$11.790	53,608
	2008	$11.790	$6.427	72,235
	2009	$6.427	$9.163	57,801
	2010	$9.163	$10.833	24,653
	2011	$10.833	$10.741	18,803
	2012	$10.741	$12.530	17,930
	2013	$12.530	$16.649	16,126
	2014	$16.649	$18.461	12,499
	2015	$18.461	$19.608	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.846	45,567
	2007	$10.846	$11.260	270,300
	2008	$11.260	$6.985	264,109
	2009	$6.985	$8.708	239,770
	2010	$8.708	$9.861	226,853
	2011	$9.861	$9.908	200,172
	2012	$9.908	$11.309	170,918
	2013	$11.309	$14.725	161,365
	2014	$14.725	$16.467	57,344
	2015	$16.467	$16.430	48,729
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.899	102,347
	2007	$9.899	$11.269	251,766
	2008	$11.269	$6.718	256,868
	2009	$6.718	$9.267	223,401
	2010	$9.267	$11.761	211,845
	2011	$11.761	$10.350	191,071
	2012	$10.350	$11.704	148,870
	2013	$11.704	$15.697	123,963
	2014	$15.697	$16.429	81,031
	2015	$16.429	$15.953	68,075
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$15.034	$17.328	1,376,859
	2007	$17.328	$16.469	1,236,047
	2008	$16.469	$10.543	1,065,952
	2009	$10.543	$13.170	897,010
	2010	$13.170	$15.169	740,255
	2011	$15.169	$15.334	542,396
	2012	$15.334	$16.987	437,455
	2013	$16.987	$21.732	356,957
	2014	$21.732	$23.412	289,733
	2015	$23.412	$22.900	212,719

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.297	$13.185	3,300,784
	2007	$13.185	$13.503	4,027,508
	2008	$13.503	$9.376	3,310,458
	2009	$9.376	$12.550	2,996,804
	2010	$12.550	$13.958	2,737,443
	2011	$13.958	$14.107	2,234,019
	2012	$14.107	$15.686	1,754,353
	2013	$15.686	$17.642	1,356,581
	2014	$17.642	$18.219	1,028,091
	2015	$18.219	$16.715	761,842
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.508	$11.503	1,735,490
	2007	$11.503	$12.061	2,114,492
	2008	$12.061	$7.795	1,887,340
	2009	$7.795	$9.982	1,654,042
	2010	$9.982	$10.995	1,464,453
	2011	$10.995	$10.690	1,207,012
	2012	$10.690	$11.857	994,473
	2013	$11.857	$15.056	695,772
	2014	$15.056	$16.713	505,293
	2015	$16.713	$17.426	364,866
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.041	179,990
	2007	$11.041	$12.189	443,786
	2008	$12.189	$8.608	486,057
	2009	$8.608	$10.478	507,819
	2010	$10.478	$11.580	464,348
	2011	$11.580	$11.093	389,053
	2012	$11.093	$12.412	308,781
	2013	$12.412	$15.635	245,015
	2014	$15.635	$16.315	196,702
	2015	$16.315	$15.516	153,882
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.488	$18.099	2,186,968
	2007	$18.099	$18.486	2,266,150
	2008	$18.486	$11.476	1,861,389
	2009	$11.476	$14.279	1,641,649
	2010	$14.279	$15.673	1,423,936
	2011	$15.673	$15.310	1,136,095
	2012	$15.310	$17.264	884,199
	2013	$17.264	$21.858	649,685
	2014	$21.858	$23.112	525,158
	2015	$23.112	$21.688	401,002
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.217	$22.191	787,501
	2007	$22.191	$21.382	728,134
	2008	$21.382	$14.137	614,342
	2009	$14.137	$18.024	529,315
	2010	$18.024	$22.813	447,006
	2011	$22.813	$21.672	369,453
	2012	$21.672	$25.326	292,858
	2013	$25.326	$34.058	235,873
	2014	$34.058	$33.811	182,155
	2015	$33.811	$30.909	143,664

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.803	$19.101	20,318
	2007	$19.101	$20.973	17,140
	2008	$20.973	$11.904	19,245
	2009	$11.904	$16.871	13,500
	2010	$16.871	$21.254	9,873
	2011	$21.254	$19.967	6,280
	2012	$19.967	$21.848	5,663
	2013	$21.848	$29.794	5,154
	2014	$29.794	$31.608	4,847
	2015	$31.608	$30.371	4,381
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.385	$10.664	553,564
	2007	$10.664	$11.221	643,995
	2008	$11.221	$11.917	756,472
	2009	$11.917	$12.127	776,465
	2010	$12.127	$12.603	739,426
	2011	$12.603	$13.147	550,596
	2012	$13.147	$13.222	582,158
	2013	$13.222	$12.760	418,493
	2014	$12.760	$13.021	329,897
	2015	$13.021	$12.914	271,740
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.292	$33.244	254,473
	2007	$33.244	$42.259	259,442
	2008	$42.259	$19.728	230,730
	2009	$19.728	$33.609	208,582
	2010	$33.609	$39.010	179,807
	2011	$39.010	$32.402	159,099
	2012	$32.402	$36.192	121,276
	2013	$36.192	$35.396	93,905
	2014	$35.396	$32.008	74,939
	2015	$32.008	$25.401	67,278
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.410	$20.872	1,384,661
	2007	$20.872	$23.785	1,600,147
	2008	$23.785	$13.998	1,393,105
	2009	$13.998	$18.936	1,204,940
	2010	$18.936	$20.263	1,066,709
	2011	$20.263	$17.875	932,183
	2012	$17.875	$20.861	739,375
	2013	$20.861	$25.322	549,516
	2014	$25.322	$22.213	466,297
	2015	$22.213	$20.503	378,756
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$14.052	$15.643	24,121
	2007	$15.643	$17.139	24,104
	2008	$17.139	$17.968	21,379
	2009	$17.968	$21.050	15,757
	2010	$21.050	$23.781	11,849
	2011	$23.781	$23.270	11,424
	2012	$23.270	$26.430	9,900
	2013	$26.430	$26.514	7,848
	2014	$26.514	$26.652	7,449
	2015	$26.652	$25.176	5,597

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.227	$13.399	325,314
	2007	$13.399	$15.427	267,235
	2008	$15.427	$7.749	254,421
	2009	$7.749	$12.669	208,247
	2010	$12.669	$14.953	170,568
	2011	$14.953	$13.817	126,429
	2012	$13.817	$15.466	99,902
	2013	$15.466	$21.342	67,665
	2014	$21.342	$22.787	45,326
	2015	$22.787	$23.562	39,202
Invesco V.I. American Value Fund – Series I
	2006	$12.560	$14.965	194,883
	2007	$14.965	$15.930	208,857
	2008	$15.930	$9.232	177,447
	2009	$9.232	$12.685	155,724
	2010	$12.685	$15.307	120,227
	2011	$15.307	$15.249	86,378
	2012	$15.249	$17.657	71,594
	2013	$17.657	$23.402	55,658
	2014	$23.402	$25.352	47,291
	2015	$25.352	$22.741	27,423
Invesco V.I. American Value Fund – Series II
	2006	$12.535	$14.926	352,246
	2007	$14.926	$15.873	433,653
	2008	$15.873	$9.178	417,880
	2009	$9.178	$12.607	336,485
	2010	$12.607	$15.205	289,237
	2011	$15.205	$15.134	235,235
	2012	$15.134	$17.489	177,479
	2013	$17.489	$23.121	139,779
	2014	$23.121	$24.986	109,959
	2015	$24.986	$22.355	92,002
Invesco V.I. Comstock Fund – Series II
	2006	$11.681	$13.381	1,184,603
	2007	$13.381	$12.900	1,155,302
	2008	$12.900	$8.175	1,015,402
	2009	$8.175	$10.362	818,910
	2010	$10.362	$11.833	742,883
	2011	$11.833	$11.435	627,494
	2012	$11.435	$13.423	474,576
	2013	$13.423	$17.974	363,631
	2014	$17.974	$19.357	262,089
	2015	$19.357	$17.923	196,046
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.648	$12.945	950,381
	2007	$12.945	$13.206	1,069,714
	2008	$13.206	$10.079	932,139
	2009	$10.079	$12.187	817,049
	2010	$12.187	$13.477	722,518
	2011	$13.477	$13.130	556,735
	2012	$13.130	$14.566	384,707
	2013	$14.566	$17.956	298,901
	2014	$17.956	$19.279	221,084
	2015	$19.279	$18.538	177,565

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.394	$18.769	1,148,378
	2007	$18.769	$18.993	1,130,145
	2008	$18.993	$12.709	959,755
	2009	$12.709	$15.569	840,508
	2010	$15.569	$17.242	750,580
	2011	$17.242	$16.636	555,942
	2012	$16.636	$18.776	443,855
	2013	$18.776	$24.793	328,304
	2014	$24.793	$26.912	257,222
	2015	$26.912	$25.685	190,496
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.233	$12.670	126,259
	2007	$12.670	$14.706	101,130
	2008	$14.706	$7.718	83,765
	2009	$7.718	$11.913	73,374
	2010	$11.913	$14.966	55,789
	2011	$14.966	$13.391	45,054
	2012	$13.391	$14.754	31,910
	2013	$14.754	$19.895	23,696
	2014	$19.895	$21.149	18,663
	2015	$21.149	$21.093	16,477
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.371	$11.192	959,024
	2007	$11.192	$11.731	1,203,223
	2008	$11.731	$9.549	982,893
	2009	$9.549	$12.660	854,149
	2010	$12.660	$14.035	819,038
	2011	$14.035	$14.462	733,952
	2012	$14.462	$16.064	619,129
	2013	$16.064	$17.153	491,297
	2014	$17.153	$17.668	366,797
	2015	$17.668	$17.173	272,180
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.529	$13.047	258,059
	2007	$13.047	$13.743	281,424
	2008	$13.743	$9.676	252,224
	2009	$9.676	$12.033	221,340
	2010	$12.033	$14.137	205,010
	2011	$14.137	$13.329	170,638
	2012	$13.329	$14.549	114,983
	2013	$14.549	$19.496	76,267
	2014	$19.496	$20.619	55,402
	2015	$20.619	$19.652	38,450
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.114	$12.866	977,874
	2007	$12.866	$13.135	1,131,948
	2008	$13.135	$8.243	923,149
	2009	$8.243	$9.675	791,390
	2010	$9.675	$11.213	683,057
	2011	$11.213	$10.395	545,222
	2012	$10.395	$11.501	405,565
	2013	$11.501	$15.429	280,068
	2014	$15.429	$16.395	218,979
	2015	$16.395	$15.720	159,709

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.518	$12.268	307,914
	2007	$12.268	$14.685	401,093
	2008	$14.685	$8.952	360,805
	2009	$8.952	$12.861	300,712
	2010	$12.861	$15.606	253,522
	2011	$15.606	$13.857	226,260
	2012	$13.857	$15.607	183,891
	2013	$15.607	$21.118	126,785
	2014	$21.118	$22.110	93,569
	2015	$22.110	$22.419	68,674
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.896	$13.179	1,058,446
	2007	$13.179	$13.084	1,096,947
	2008	$13.084	$7.832	921,170
	2009	$7.832	$9.789	759,217
	2010	$9.789	$12.120	630,406
	2011	$12.120	$11.484	529,614
	2012	$11.484	$12.984	391,271
	2013	$12.984	$16.703	282,870
	2014	$16.703	$18.388	209,975
	2015	$18.388	$17.463	151,826
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.424	$14.269	1,418,096
	2007	$14.269	$16.036	1,252,093
	2008	$16.036	$8.601	1,194,919
	2009	$8.601	$12.239	987,395
	2010	$12.239	$13.186	862,275
	2011	$13.186	$12.837	679,504
	2012	$12.837	$14.421	521,280
	2013	$14.421	$18.424	369,160
	2014	$18.424	$20.937	276,145
	2015	$20.937	$21.342	214,417
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.614	$15.992	687,270
	2007	$15.992	$16.335	626,947
	2008	$16.335	$9.092	534,080
	2009	$9.092	$10.913	442,615
	2010	$10.913	$12.138	390,066
	2011	$12.138	$12.027	307,892
	2012	$12.027	$13.309	234,858
	2013	$13.309	$14.823	165,039
	2014	$14.823	$15.805	115,518
	2015	$15.805	$15.689	97,371
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.221	$10.587	1,022,486
	2007	$10.587	$10.877	1,758,893
	2008	$10.877	$6.541	1,767,178
	2009	$6.541	$7.041	1,796,199
	2010	$7.041	$7.734	1,714,650
	2011	$7.734	$8.240	1,408,093
	2012	$8.240	$8.961	1,313,811
	2013	$8.961	$8.812	1,091,278
	2014	$8.812	$9.301	896,045
	2015	$9.301	$9.245	687,391

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.248	$16.472	334,836
	2007	$16.472	$17.240	269,795
	2008	$17.240	$8.643	234,531
	2009	$8.643	$11.284	198,239
	2010	$11.284	$14.163	162,327
	2011	$14.163	$14.098	135,036
	2012	$14.098	$16.165	109,341
	2013	$16.165	$21.641	82,802
	2014	$21.641	$22.542	63,773
	2015	$22.542	$23.664	49,404
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.924	$21.924	560,411
	2007	$21.924	$22.956	551,050
	2008	$22.956	$13.521	457,046
	2009	$13.521	$18.599	380,350
	2010	$18.599	$21.242	329,854
	2011	$21.242	$19.180	254,911
	2012	$19.180	$22.899	197,803
	2013	$22.899	$28.704	147,313
	2014	$28.704	$28.917	122,644
	2015	$28.917	$29.592	89,286
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.224	$13.998	2,542,348
	2007	$13.998	$15.136	2,521,268
	2008	$15.136	$12.777	2,111,548
	2009	$12.777	$14.933	1,944,138
	2010	$14.933	$16.918	1,731,144
	2011	$16.918	$16.809	1,313,374
	2012	$16.809	$18.773	1,176,172
	2013	$18.773	$18.463	929,169
	2014	$18.463	$18.679	754,663
	2015	$18.679	$17.979	600,491
Oppenheimer High Income Fund/VA – Service Shares
	2006	$14.092	$15.194	651,221
	2007	$15.194	$14.926	646,720
	2008	$14.926	$3.157	1,119,834
	2009	$3.157	$3.925	1,062,342
	2010	$3.925	$4.434	976,989
	2011	$4.434	$4.265	769,121
	2012	$4.265	$4.751	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.296	$16.195	1,689,212
	2007	$16.195	$16.649	1,682,353
	2008	$16.649	$10.086	1,583,489
	2009	$10.086	$12.743	1,388,113
	2010	$12.743	$14.569	1,200,629
	2011	$14.569	$14.337	964,024
	2012	$14.337	$16.502	773,448
	2013	$16.502	$21.410	540,715
	2014	$21.410	$23.332	412,602
	2015	$23.332	$23.746	314,887

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.799	$21.278	570,415
	2007	$21.278	$20.709	531,717
	2008	$20.709	$12.673	481,521
	2009	$12.673	$17.124	406,889
	2010	$17.124	$20.800	330,552
	2011	$20.800	$20.043	267,644
	2012	$20.043	$23.280	214,043
	2013	$23.280	$32.314	152,828
	2014	$32.314	$35.615	116,832
	2015	$35.615	$33.013	94,387
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$13.066	632,085
	2010	$13.066	$14.524	560,259
	2011	$14.524	$14.612	462,154
	2012	$14.612	$17.208	364,903
	2013	$17.208	$22.492	253,771
	2014	$22.492	$25.013	191,514
	2015	$25.013	$23.939	145,074
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.332	$14.729	1,002,203
	2007	$14.729	$14.677	940,566
	2008	$14.677	$8.588	845,676
	2009	$8.588	$10.649	741,293
	2010	$10.649	$11.650	644,659
	2011	$11.650	$11.819	541,284
	2012	$11.819	$13.128	423,435
	2013	$13.128	$15.304	319,733
	2014	$15.304	$16.719	237,904
	2015	$16.719	$16.317	203,371
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.227	$15.850	289,761
	2007	$15.850	$16.104	302,756
	2008	$16.104	$10.599	251,413
	2009	$10.599	$14.146	218,816
	2010	$14.146	$16.015	196,452
	2011	$16.015	$15.743	167,473
	2012	$15.743	$17.745	114,159
	2013	$17.745	$20.931	79,702
	2014	$20.931	$22.608	57,403
	2015	$22.608	$22.355	38,035
Putnam VT Global Health Care Fund – Class IB
	2006	$13.438	$13.636	106,651
	2007	$13.636	$13.378	90,746
	2008	$13.378	$10.951	75,485
	2009	$10.951	$13.620	67,222
	2010	$13.620	$13.776	58,814
	2011	$13.776	$13.439	29,823
	2012	$13.439	$16.219	20,033
	2013	$16.219	$22.680	16,415
	2014	$22.680	$28.577	14,049
	2015	$28.577	$30.404	13,051

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.197	$22.819	58,275
	2007	$22.819	$27.015	46,926
	2008	$27.015	$18.535	34,349
	2009	$18.535	$19.642	25,751
	2010	$19.642	$19.744	23,665
	2011	$19.744	$18.437	18,838
	2012	$18.437	$19.115	14,482
	2013	$19.115	$21.476	8,910
	2014	$21.476	$24.289	6,586
	2015	$24.289	$21.599	5,464
Putnam VT Growth and Income Fund – Class IB
	2006	$15.482	$17.714	859,159
	2007	$17.714	$16.428	786,066
	2008	$16.428	$9.941	664,580
	2009	$9.941	$12.738	561,812
	2010	$12.738	$14.382	436,918
	2011	$14.382	$13.538	351,941
	2012	$13.538	$15.920	273,204
	2013	$15.920	$21.321	213,340
	2014	$21.321	$23.305	180,729
	2015	$23.305	$21.273	143,276
Putnam VT High Yield Fund – Class IB
	2006	$14.911	$16.269	729,961
	2007	$16.269	$16.506	684,787
	2008	$16.506	$12.046	602,387
	2009	$12.046	$17.858	499,764
	2010	$17.858	$20.102	445,814
	2011	$20.102	$20.192	327,955
	2012	$20.192	$23.122	268,664
	2013	$23.122	$24.616	220,014
	2014	$24.616	$24.677	180,534
	2015	$24.677	$23.055	154,145
Putnam VT Income Fund – Class IB
	2006	$10.945	$11.292	2,193,099
	2007	$11.292	$11.728	2,340,081
	2008	$11.728	$8.807	1,903,327
	2009	$8.807	$12.749	1,506,639
	2010	$12.749	$13.827	1,430,101
	2011	$13.827	$14.332	1,130,191
	2012	$14.332	$15.666	940,877
	2013	$15.666	$15.753	769,453
	2014	$15.753	$16.554	622,636
	2015	$16.554	$16.102	472,929
Putnam VT International Equity Fund – Class IB
	2006	$17.105	$21.566	486,115
	2007	$21.566	$23.067	661,099
	2008	$23.067	$12.762	606,992
	2009	$12.762	$15.700	541,864
	2010	$15.700	$17.051	457,663
	2011	$17.051	$13.981	398,204
	2012	$13.981	$16.825	320,815
	2013	$16.825	$21.270	245,353
	2014	$21.270	$19.573	197,254
	2015	$19.573	$19.348	154,907

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.611	$17.558	226,431
	2007	$17.558	$16.435	231,530
	2008	$16.435	$9.807	198,173
	2009	$9.807	$12.664	169,347
	2010	$12.664	$14.241	139,439
	2011	$14.241	$14.064	114,800
	2012	$14.064	$16.218	93,230
	2013	$16.218	$21.632	75,447
	2014	$21.632	$24.324	62,623
	2015	$24.324	$23.487	42,861
Putnam VT Money Market Fund – Class IB
	2006	$9.970	$10.274	3,059,102
	2007	$10.274	$10.626	2,741,531
	2008	$10.626	$10.759	2,353,459
	2009	$10.759	$10.642	2,823,769
	2010	$10.642	$10.509	2,415,868
	2011	$10.509	$10.374	2,154,262
	2012	$10.374	$10.241	1,888,785
	2013	$10.241	$10.110	1,393,745
	2014	$10.110	$9.981	1,242,504
	2015	$9.981	$9.853	1,080,570
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$16.056	$17.206	86,751
	2007	$17.206	$17.958	73,981
	2008	$17.958	$10.858	54,204
	2009	$10.858	$14.162	45,582
	2010	$14.162	$16.714	113,469
	2011	$16.714	$15.660	95,228
	2012	$15.660	$18.048	75,518
	2013	$18.048	$24.307	62,064
	2014	$24.307	$27.230	52,491
	2015	$27.230	$26.801	42,954
Putnam VT New Value Fund – Class IB
	2006	$17.465	$20.001	692,321
	2007	$20.001	$18.777	765,754
	2008	$18.777	$10.239	738,975
	2009	$10.239	$9.644	0
Putnam VT Research Fund – Class IB
	2006	$14.502	$15.935	78,283
	2007	$15.935	$15.817	64,794
	2008	$15.817	$9.594	55,482
	2009	$9.594	$12.614	53,463
	2010	$12.614	$14.490	41,019
	2011	$14.490	$14.054	34,062
	2012	$14.054	$16.358	22,282
	2013	$16.358	$21.534	18,153
	2014	$21.534	$24.415	11,162
	2015	$24.415	$23.727	9,243
Putnam VT Vista Fund – Class IB
	2006	$17.687	$18.411	161,338
	2007	$18.411	$18.865	145,788
	2008	$18.865	$10.140	122,422
	2009	$10.140	$13.887	100,418
	2010	$13.887	$15.906	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.494	$14.045	777,631
	2007	$14.045	$14.628	651,974
	2008	$14.628	$9.092	538,276
	2009	$9.092	$14.709	443,055
	2010	$14.709	$17.539	353,192
	2011	$17.539	$14.223	302,772
	2012	$14.223	$16.037	236,216
	2013	$16.037	$22.752	176,757
	2014	$22.752	$24.641	146,267
	2015	$24.641	$22.837	116,667
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.791	$18.365	347,798
	2007	$18.365	$19.286	364,955
	2008	$19.286	$16.185	298,917
	2009	$16.185	$20.788	263,398
	2010	$20.788	$22.519	237,498
	2011	$22.519	$23.759	182,583
	2012	$23.759	$27.644	138,197
	2013	$27.644	$24.898	112,118
	2014	$24.898	$25.287	92,694
	2015	$25.287	$24.668	67,842
UIF Global Franchise Portfolio, Class II
	2006	$12.304	$14.758	650,901
	2007	$14.758	$15.992	703,140
	2008	$15.992	$11.217	598,573
	2009	$11.217	$14.346	505,053
	2010	$14.346	$16.150	453,294
	2011	$16.150	$17.385	390,162
	2012	$17.385	$19.835	313,311
	2013	$19.835	$23.429	252,083
	2014	$23.429	$24.170	164,122
	2015	$24.170	$25.338	128,132
UIF Growth Portfolio, Class I
	2006	$12.319	$12.660	194,105
	2007	$12.660	$15.233	144,366
	2008	$15.233	$7.640	148,384
	2009	$7.640	$12.486	108,902
	2010	$12.486	$15.143	79,570
	2011	$15.143	$14.529	56,922
	2012	$14.529	$16.403	48,949
	2013	$16.403	$23.976	30,108
	2014	$23.976	$25.172	26,196
	2015	$25.172	$27.888	20,935
UIF Growth Portfolio, Class II
	2006	$12.265	$12.569	151,518
	2007	$12.569	$15.094	140,241
	2008	$15.094	$7.547	137,100
	2009	$7.547	$12.302	111,308
	2010	$12.302	$14.889	93,535
	2011	$14.889	$14.251	83,860
	2012	$14.251	$16.043	53,842
	2013	$16.043	$23.394	36,287
	2014	$23.394	$24.499	28,446
	2015	$24.499	$27.077	19,950

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.853	356,563
	2007	$9.853	$11.924	563,913
	2008	$11.924	$6.260	598,655
	2009	$6.260	$9.724	461,143
	2010	$9.724	$12.696	356,333
	2011	$12.696	$11.633	319,107
	2012	$11.633	$12.458	278,100
	2013	$12.458	$16.907	198,564
	2014	$16.907	$16.996	144,673
	2015	$16.996	$15.772	110,125
UIF Small Company Growth Portfolio, Class II
	2006	$17.821	$19.674	125,802
	2007	$19.674	$19.994	118,154
	2008	$19.994	$11.755	110,064
	2009	$11.755	$17.016	88,845
	2010	$17.016	$21.258	76,769
	2011	$21.258	$19.156	57,539
	2012	$19.156	$21.689	39,294
	2013	$21.689	$36.680	25,352
	2014	$36.680	$31.188	14,815
	2015	$31.188	$27.771	10,559
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.602	$30.715	637,273
	2007	$30.715	$25.080	650,191
	2008	$25.080	$15.335	623,745
	2009	$15.335	$19.450	541,734
	2010	$19.450	$24.869	443,526
	2011	$24.869	$25.938	355,414
	2012	$25.938	$29.603	283,923
	2013	$29.603	$29.733	231,532
	2014	$29.733	$37.986	170,407
	2015	$37.986	$38.216	143,016
Van Kampen LIT Money Market Portfolio – Class II
	2006	$10.036	$10.319	805,399
	2007	$10.319	$10.640	838,651
	2008	$10.640	$10.690	865,848
	2009	$10.690	$10.558	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.228	0
	2007	$10.228	$11.733	0
	2008	$11.733	$6.577	1,365
	2009	$6.577	$8.714	1,352
	2010	$8.714	$9.966	1,400
	2011	$9.966	$9.477	185
	2012	$9.477	$10.765	172
	2013	$10.765	$13.789	161
	2014	$13.789	$15.059	143
	2015	$15.059	$14.790	129
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	0
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	0
	2010	$9.803	$10.792	0
	2011	$10.792	$10.511	0
	2012	$10.511	$11.471	0
	2013	$11.471	$12.700	0
	2014	$12.700	$12.945	0
	2015	$12.945	$12.595	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	0
	2009	$7.385	$9.286	0
	2010	$9.286	$10.384	0
	2011	$10.384	$10.031	0
	2012	$10.031	$11.093	0
	2013	$11.093	$12.547	0
	2014	$12.547	$12.836	0
	2015	$12.836	$12.497	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	0
	2010	$10.459	$10.972	0
	2011	$10.972	$10.881	0
	2012	$10.881	$11.308	0
	2013	$11.308	$11.637	0
	2014	$11.637	$11.785	0
	2015	$11.785	$11.461	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.549	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	0
	2014	$15.518	$17.050	0
	2015	$17.050	$18.059	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	1,208
	2009	$6.815	$8.419	1,208
	2010	$8.419	$9.448	1,148
	2011	$9.448	$9.406	0
	2012	$9.406	$10.638	0
	2013	$10.638	$13.725	0
	2014	$13.725	$15.209	0
	2015	$15.209	$15.037	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.838	709
	2007	$9.838	$11.097	0
	2008	$11.097	$6.555	109
	2009	$6.555	$8.960	91
	2010	$8.960	$11.268	795
	2011	$11.268	$9.826	756
	2012	$9.826	$11.009	172
	2013	$11.009	$14.631	152
	2014	$14.631	$15.174	145
	2015	$15.174	$14.600	128
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.615	$16.691	4,637
	2007	$16.691	$15.718	4,538
	2008	$15.718	$9.971	3,695
	2009	$9.971	$12.342	3,527
	2010	$12.342	$14.085	3,415
	2011	$14.085	$14.109	3,219
	2012	$14.109	$15.487	3,084
	2013	$15.487	$19.633	2,942
	2014	$19.633	$20.957	1,349
	2015	$20.957	$20.312	1,242

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.126	$12.868	1,638
	2007	$12.868	$13.057	1,622
	2008	$13.057	$8.984	7,209
	2009	$8.984	$11.915	5,661
	2010	$11.915	$13.131	5,375
	2011	$13.131	$13.150	76
	2012	$13.150	$14.489	0
	2013	$14.489	$16.147	0
	2014	$16.147	$16.523	0
	2015	$16.523	$15.021	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.389	$11.269	1,792
	2007	$11.269	$11.708	1,763
	2008	$11.708	$7.497	2,046
	2009	$7.497	$9.513	842
	2010	$9.513	$10.383	851
	2011	$10.383	$10.003	851
	2012	$10.003	$10.994	0
	2013	$10.994	$13.833	0
	2014	$13.833	$15.216	0
	2015	$15.216	$15.720	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.974	0
	2007	$10.974	$12.004	0
	2008	$12.004	$8.400	950
	2009	$8.400	$10.131	950
	2010	$10.131	$11.095	903
	2011	$11.095	$10.531	0
	2012	$10.531	$11.676	0
	2013	$11.676	$14.574	0
	2014	$14.574	$15.068	0
	2015	$15.068	$14.200	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.057	$17.435	12,578
	2007	$17.435	$17.644	12,151
	2008	$17.644	$10.853	4,560
	2009	$10.853	$13.381	3,358
	2010	$13.381	$14.553	3,390
	2011	$14.553	$14.087	2,711
	2012	$14.087	$15.740	1,465
	2013	$15.740	$19.746	1,461
	2014	$19.746	$20.689	1,434
	2015	$20.689	$19.237	1,348
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.682	$21.377	3,743
	2007	$21.377	$20.408	3,681
	2008	$20.408	$13.370	1,603
	2009	$13.370	$16.890	1,578
	2010	$16.890	$21.183	1,573
	2011	$21.183	$19.941	1,514
	2012	$19.941	$23.089	1,050
	2013	$23.089	$30.768	984
	2014	$30.768	$30.266	958
	2015	$30.266	$27.416	917

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.306	$18.400	0
	2007	$18.400	$20.018	0
	2008	$20.018	$11.258	0
	2009	$11.258	$15.810	0
	2010	$15.810	$19.736	0
	2011	$19.736	$18.372	0
	2012	$18.372	$19.919	0
	2013	$19.919	$26.916	0
	2014	$26.916	$28.294	0
	2015	$28.294	$26.939	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.228	$10.406	1,858
	2007	$10.406	$10.850	1,879
	2008	$10.850	$11.418	3,303
	2009	$11.418	$11.513	3,742
	2010	$11.513	$11.856	2,289
	2011	$11.856	$12.256	2,205
	2012	$12.256	$12.213	576
	2013	$12.213	$11.678	519
	2014	$11.678	$11.809	463
	2015	$11.809	$11.605	407
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.559	$32.024	282
	2007	$32.024	$40.334	281
	2008	$40.334	$18.657	783
	2009	$18.657	$31.496	474
	2010	$31.496	$36.225	658
	2011	$36.225	$29.814	702
	2012	$29.814	$32.998	553
	2013	$32.998	$31.977	677
	2014	$31.977	$28.652	768
	2015	$28.652	$22.531	939
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.925	$20.105	1,415
	2007	$20.105	$22.702	1,379
	2008	$22.702	$13.239	1,360
	2009	$13.239	$17.745	261
	2010	$17.745	$18.816	324
	2011	$18.816	$16.447	321
	2012	$16.447	$19.019	278
	2013	$19.019	$22.876	259
	2014	$22.876	$19.884	0
	2015	$19.884	$18.186	98
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.660	$15.069	0
	2007	$15.069	$16.358	0
	2008	$16.358	$16.993	0
	2009	$16.993	$19.726	0
	2010	$19.726	$22.082	0
	2011	$22.082	$21.412	0
	2012	$21.412	$24.097	0
	2013	$24.097	$23.953	0
	2014	$23.953	$23.858	0
	2015	$23.858	$22.331	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.858	$12.907	0
	2007	$12.907	$14.724	0
	2008	$14.724	$7.328	0
	2009	$7.328	$11.872	0
	2010	$11.872	$13.885	0
	2011	$13.885	$12.713	0
	2012	$12.713	$14.100	0
	2013	$14.100	$19.280	0
	2014	$19.280	$20.398	0
	2015	$20.398	$20.899	0
Invesco V.I. American Value Fund – Series I
	2006	$12.370	$14.605	952
	2007	$14.605	$15.404	928
	2008	$15.404	$8.845	934
	2009	$8.845	$12.043	483
	2010	$12.043	$14.400	533
	2011	$14.400	$14.215	509
	2012	$14.215	$16.309	212
	2013	$16.309	$21.418	194
	2014	$21.418	$22.992	186
	2015	$22.992	$20.436	175
Invesco V.I. American Value Fund – Series II
	2006	$12.345	$14.566	1,463
	2007	$14.566	$15.348	1,384
	2008	$15.348	$8.794	1,071
	2009	$8.794	$11.969	854
	2010	$11.969	$14.304	836
	2011	$14.304	$14.107	764
	2012	$14.107	$16.154	826
	2013	$16.154	$21.162	779
	2014	$21.162	$22.660	558
	2015	$22.660	$20.089	521
Invesco V.I. Comstock Fund – Series II
	2006	$11.505	$13.059	434
	2007	$13.059	$12.474	1,335
	2008	$12.474	$7.832	1,417
	2009	$7.832	$9.837	0
	2010	$9.837	$11.132	0
	2011	$11.132	$10.659	0
	2012	$10.659	$12.398	0
	2013	$12.398	$16.450	0
	2014	$16.450	$17.554	0
	2015	$17.554	$16.106	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.472	$12.633	0
	2007	$12.633	$12.770	0
	2008	$12.770	$9.657	188
	2009	$9.657	$11.570	0
	2010	$11.570	$12.678	0
	2011	$12.678	$12.240	0
	2012	$12.240	$13.454	931
	2013	$13.454	$16.435	886
	2014	$16.435	$17.484	0
	2015	$17.484	$16.659	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.937	$18.080	980
	2007	$18.080	$18.128	1,006
	2008	$18.128	$12.019	1,053
	2009	$12.019	$14.590	351
	2010	$14.590	$16.011	356
	2011	$16.011	$15.307	359
	2012	$15.307	$17.119	0
	2013	$17.119	$22.398	0
	2014	$22.398	$24.091	0
	2015	$24.091	$22.782	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.047	$12.364	1,701
	2007	$12.364	$14.220	1,542
	2008	$14.220	$7.394	1,675
	2009	$7.394	$11.310	1,536
	2010	$11.310	$14.079	1,461
	2011	$14.079	$12.482	1,459
	2012	$12.482	$13.628	1,415
	2013	$13.628	$18.208	1,387
	2014	$18.208	$19.180	1,352
	2015	$19.180	$18.955	1,262
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.253	$10.965	516
	2007	$10.965	$11.387	513
	2008	$11.387	$9.184	1,345
	2009	$9.184	$12.066	1,324
	2010	$12.066	$13.255	1,260
	2011	$13.255	$13.533	401
	2012	$13.533	$14.895	324
	2013	$14.895	$15.760	308
	2014	$15.760	$16.085	0
	2015	$16.085	$15.492	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.398	$12.782	693
	2007	$12.782	$13.341	673
	2008	$13.341	$9.307	729
	2009	$9.307	$11.468	693
	2010	$11.468	$13.351	665
	2011	$13.351	$12.473	665
	2012	$12.473	$13.490	0
	2013	$13.490	$17.913	0
	2014	$17.913	$18.772	0
	2015	$18.772	$17.729	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.988	$12.604	1,490
	2007	$12.604	$12.750	2,366
	2008	$12.750	$7.928	2,290
	2009	$7.928	$9.220	1,350
	2010	$9.220	$10.589	1,002
	2011	$10.589	$9.728	0
	2012	$9.728	$10.664	0
	2013	$10.664	$14.175	0
	2014	$14.175	$14.926	0
	2015	$14.926	$14.181	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.388	$12.018	0
	2007	$12.018	$14.255	603
	2008	$14.255	$8.610	593
	2009	$8.610	$12.258	105
	2010	$12.258	$14.738	181
	2011	$14.738	$12.967	169
	2012	$12.967	$14.471	129
	2013	$14.471	$19.402	114
	2014	$19.402	$20.129	108
	2015	$20.129	$20.225	93
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	1,298
	2007	$12.912	$12.701	1,209
	2008	$12.701	$7.533	138
	2009	$7.533	$9.329	128
	2010	$9.329	$11.446	36
	2011	$11.446	$10.746	35
	2012	$10.746	$12.039	0
	2013	$12.039	$15.346	0
	2014	$15.346	$16.740	0
	2015	$16.740	$15.753	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.100	$13.799	978
	2007	$13.799	$15.365	957
	2008	$15.365	$8.166	703
	2009	$8.166	$11.513	178
	2010	$11.513	$12.291	176
	2011	$12.291	$11.857	182
	2012	$11.857	$13.198	116
	2013	$13.198	$16.708	116
	2014	$16.708	$18.815	117
	2015	$18.815	$19.004	106
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.206	$15.405	3,150
	2007	$15.405	$15.591	3,216
	2008	$15.591	$8.598	3,352
	2009	$8.598	$10.226	3,564
	2010	$10.226	$11.270	3,632
	2011	$11.270	$11.066	3,624
	2012	$11.066	$12.134	6,344
	2013	$12.134	$13.391	6,290
	2014	$13.391	$14.148	6,241
	2015	$14.148	$13.916	5,876
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.105	$10.371	0
	2007	$10.371	$10.558	0
	2008	$10.558	$6.291	0
	2009	$6.291	$6.711	1,325
	2010	$6.711	$7.304	1,223
	2011	$7.304	$7.711	1,120
	2012	$7.711	$8.309	1,021
	2013	$8.309	$8.096	920
	2014	$8.096	$8.467	821
	2015	$8.467	$8.340	722

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.795	$15.867	832
	2007	$15.867	$16.455	831
	2008	$16.455	$8.174	829
	2009	$8.174	$10.574	813
	2010	$10.574	$13.151	673
	2011	$13.151	$12.972	673
	2012	$12.972	$14.738	672
	2013	$14.738	$19.550	672
	2014	$19.550	$20.179	671
	2015	$20.179	$20.990	671
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.397	$21.119	571
	2007	$21.119	$21.910	738
	2008	$21.910	$12.787	730
	2009	$12.787	$17.429	168
	2010	$17.429	$19.724	516
	2011	$19.724	$17.648	491
	2012	$17.648	$20.877	0
	2013	$20.877	$25.932	0
	2014	$25.932	$25.885	0
	2015	$25.885	$26.248	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.855	$13.484	10,777
	2007	$13.484	$14.446	10,148
	2008	$14.446	$12.083	7,832
	2009	$12.083	$13.994	5,592
	2010	$13.994	$15.710	5,089
	2011	$15.710	$15.467	2,500
	2012	$15.467	$17.116	4,062
	2013	$17.116	$16.680	4,121
	2014	$16.680	$16.721	3,644
	2015	$16.721	$15.947	3,218
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.698	$14.636	4,537
	2007	$14.636	$14.246	4,579
	2008	$14.246	$2.985	5,281
	2009	$2.985	$3.678	3,968
	2010	$3.678	$4.117	4,034
	2011	$4.117	$3.924	3,883
	2012	$3.924	$4.338	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.898	$15.601	5,949
	2007	$15.601	$15.890	5,788
	2008	$15.890	$9.539	5,841
	2009	$9.539	$11.941	4,397
	2010	$11.941	$13.529	4,342
	2011	$13.529	$13.191	4,296
	2012	$13.191	$15.045	3,441
	2013	$15.045	$19.342	3,224
	2014	$19.342	$20.886	3,028
	2015	$20.886	$21.063	2,783

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.275	$20.496	1,193
	2007	$20.496	$19.766	1,204
	2008	$19.766	$11.985	1,162
	2009	$11.985	$16.046	1,186
	2010	$16.046	$19.314	1,159
	2011	$19.314	$18.442	1,113
	2012	$18.442	$21.224	850
	2013	$21.224	$29.193	783
	2014	$29.193	$31.881	769
	2015	$31.881	$29.283	745
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.244	422
	2010	$12.244	$13.486	416
	2011	$13.486	$13.445	406
	2012	$13.445	$15.688	311
	2013	$15.688	$20.319	295
	2014	$20.319	$22.390	289
	2015	$22.390	$21.234	43
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.960	$14.188	4,957
	2007	$14.188	$14.008	5,071
	2008	$14.008	$8.122	5,017
	2009	$8.122	$9.980	5,280
	2010	$9.980	$10.818	5,433
	2011	$10.818	$10.875	5,357
	2012	$10.875	$11.969	4,675
	2013	$11.969	$13.825	4,755
	2014	$13.825	$14.967	4,298
	2015	$14.967	$14.473	3,427
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.831	$15.268	2,800
	2007	$15.268	$15.371	2,792
	2008	$15.371	$10.024	2,790
	2009	$10.024	$13.257	2,774
	2010	$13.257	$14.871	2,765
	2011	$14.871	$14.485	2,760
	2012	$14.485	$16.179	2,752
	2013	$16.179	$18.909	2,739
	2014	$18.909	$20.238	2,732
	2015	$20.238	$19.829	2,218
Putnam VT Global Health Care Fund – Class IB
	2006	$13.063	$13.135	0
	2007	$13.135	$12.769	0
	2008	$12.769	$10.356	0
	2009	$10.356	$12.764	0
	2010	$12.764	$12.792	0
	2011	$12.792	$12.365	0
	2012	$12.365	$14.787	0
	2013	$14.787	$20.490	0
	2014	$20.490	$25.581	0
	2015	$25.581	$26.969	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.690	$21.981	253
	2007	$21.981	$25.785	223
	2008	$25.785	$17.530	217
	2009	$17.530	$18.407	207
	2010	$18.407	$18.334	220
	2011	$18.334	$16.964	237
	2012	$16.964	$17.428	0
	2013	$17.428	$19.401	0
	2014	$19.401	$21.743	0
	2015	$21.743	$19.158	0
Putnam VT Growth and Income Fund – Class IB
	2006	$15.050	$17.064	2,310
	2007	$17.064	$15.680	2,411
	2008	$15.680	$9.401	1,319
	2009	$9.401	$11.937	1,262
	2010	$11.937	$13.354	1,250
	2011	$13.354	$12.456	1,241
	2012	$12.456	$14.514	3,098
	2013	$14.514	$19.261	2,994
	2014	$19.261	$20.862	2,742
	2015	$20.862	$18.869	1,901
Putnam VT High Yield Fund – Class IB
	2006	$14.495	$15.671	3,201
	2007	$15.671	$15.754	3,211
	2008	$15.754	$11.392	1,049
	2009	$11.392	$16.735	1,632
	2010	$16.735	$18.667	1,594
	2011	$18.667	$18.579	1,512
	2012	$18.579	$21.081	1,091
	2013	$21.081	$22.239	1,034
	2014	$22.239	$22.091	975
	2015	$22.091	$20.450	577
Putnam VT Income Fund – Class IB
	2006	$10.639	$10.877	12,594
	2007	$10.877	$11.194	12,384
	2008	$11.194	$8.329	7,522
	2009	$8.329	$11.948	4,690
	2010	$11.948	$12.839	4,914
	2011	$12.839	$13.187	4,669
	2012	$13.187	$14.283	3,687
	2013	$14.283	$14.232	3,772
	2014	$14.232	$14.819	3,457
	2015	$14.819	$14.283	2,693
Putnam VT International Equity Fund – Class IB
	2006	$16.628	$20.774	1,480
	2007	$20.774	$22.016	1,750
	2008	$22.016	$12.069	750
	2009	$12.069	$14.712	725
	2010	$14.712	$15.833	590
	2011	$15.833	$12.864	588
	2012	$12.864	$15.340	586
	2013	$15.340	$19.215	583
	2014	$19.215	$17.521	525
	2015	$17.521	$17.161	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.176	$16.913	2,889
	2007	$16.913	$15.686	2,800
	2008	$15.686	$9.274	2,641
	2009	$9.274	$11.867	2,515
	2010	$11.867	$13.223	2,464
	2011	$13.223	$12.940	2,359
	2012	$12.940	$14.786	2,003
	2013	$14.786	$19.542	1,903
	2014	$19.542	$21.774	315
	2015	$21.774	$20.833	0
Putnam VT Money Market Fund – Class IB
	2006	$9.692	$9.897	9,943
	2007	$9.897	$10.142	8,870
	2008	$10.142	$10.175	6,205
	2009	$10.175	$9.973	7,393
	2010	$9.973	$9.758	5,755
	2011	$9.758	$9.546	5,402
	2012	$9.546	$9.337	4,199
	2013	$9.337	$9.134	4,010
	2014	$9.134	$8.934	3,820
	2015	$8.934	$8.740	2,941
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.609	$16.574	80
	2007	$16.574	$17.140	76
	2008	$17.140	$10.268	0
	2009	$10.268	$13.271	0
	2010	$13.271	$15.520	513
	2011	$15.520	$14.409	506
	2012	$14.409	$16.454	430
	2013	$16.454	$21.959	429
	2014	$21.959	$24.375	214
	2015	$24.375	$23.772	0
Putnam VT New Value Fund – Class IB
	2006	$16.978	$19.267	1,051
	2007	$19.267	$17.922	1,086
	2008	$17.922	$9.683	880
	2009	$9.683	$9.110	0
Putnam VT Research Fund – Class IB
	2006	$14.098	$15.350	639
	2007	$15.350	$15.096	661
	2008	$15.096	$9.074	563
	2009	$9.074	$11.820	502
	2010	$11.820	$13.455	474
	2011	$13.455	$12.931	466
	2012	$12.931	$14.913	69
	2013	$14.913	$19.453	52
	2014	$19.453	$21.855	46
	2015	$21.855	$21.046	43
Putnam VT Vista Fund – Class IB
	2006	$17.194	$17.735	528
	2007	$17.735	$18.005	523
	2008	$18.005	$9.590	509
	2009	$9.590	$13.014	490
	2010	$13.014	$14.806	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.118	$13.529	3,165
	2007	$13.529	$13.961	3,139
	2008	$13.961	$8.598	1,766
	2009	$8.598	$13.784	1,946
	2010	$13.784	$16.286	2,107
	2011	$16.286	$13.087	2,128
	2012	$13.087	$14.621	1,366
	2013	$14.621	$20.554	1,363
	2014	$20.554	$22.058	1,359
	2015	$22.058	$20.256	679
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.322	$17.691	1,351
	2007	$17.691	$18.407	1,247
	2008	$18.407	$15.307	1,282
	2009	$15.307	$19.481	925
	2010	$19.481	$20.910	914
	2011	$20.910	$21.862	829
	2012	$21.862	$25.204	570
	2013	$25.204	$22.493	557
	2014	$22.493	$22.637	532
	2015	$22.637	$21.881	442
UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	475
	2007	$14.359	$15.417	475
	2008	$15.417	$10.715	0
	2009	$10.715	$13.579	0
	2010	$13.579	$15.147	0
	2011	$15.147	$16.157	0
	2012	$16.157	$18.266	0
	2013	$18.266	$21.379	0
	2014	$21.379	$21.854	0
	2015	$21.854	$22.701	0
UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	443
	2007	$12.355	$14.730	430
	2008	$14.730	$7.320	1,747
	2009	$7.320	$11.854	1,642
	2010	$11.854	$14.245	1,537
	2011	$14.245	$13.544	1,442
	2012	$13.544	$15.151	1,290
	2013	$15.151	$21.944	1,192
	2014	$21.944	$22.828	1,092
	2015	$22.828	$25.061	999
UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	1,083
	2007	$12.266	$14.595	864
	2008	$14.595	$7.231	0
	2009	$7.231	$11.679	0
	2010	$11.679	$14.007	0
	2011	$14.007	$13.284	0
	2012	$13.284	$14.819	0
	2013	$14.819	$21.411	0
	2014	$21.411	$22.218	0
	2015	$22.218	$24.332	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	0
	2007	$9.793	$11.743	0
	2008	$11.743	$6.108	1,756
	2009	$6.108	$9.402	1,568
	2010	$9.402	$12.164	1,428
	2011	$12.164	$11.044	1,386
	2012	$11.044	$11.719	1,535
	2013	$11.719	$15.758	1,504
	2014	$15.758	$15.697	1,459
	2015	$15.697	$14.434	1,571
UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	1,359
	2007	$19.025	$19.158	1,371
	2008	$19.158	$11.161	1,449
	2009	$11.161	$16.008	1,333
	2010	$16.008	$19.816	1,317
	2011	$19.816	$17.694	1,256
	2012	$17.694	$19.851	986
	2013	$19.851	$33.266	834
	2014	$33.266	$28.027	920
	2015	$28.027	$24.728	947
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.972	$29.588	1,822
	2007	$29.588	$23.938	2,051
	2008	$23.938	$14.502	1,387
	2009	$14.502	$18.226	1,178
	2010	$18.226	$23.092	1,063
	2011	$23.092	$23.866	1,001
	2012	$23.866	$26.988	702
	2013	$26.988	$26.860	682
	2014	$26.860	$34.003	503
	2015	$34.003	$33.898	428
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.854	$10.040	2,852
	2007	$10.040	$10.257	2,651
	2008	$10.257	$10.212	2,030
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.270	283,913
	2007	$10.270	$11.854	439,032
	2008	$11.854	$6.685	480,294
	2009	$6.685	$8.913	414,170
	2010	$8.913	$10.256	390,878
	2011	$10.256	$9.812	328,026
	2012	$9.812	$11.214	263,639
	2013	$11.214	$14.452	208,215
	2014	$14.452	$15.879	124,565
	2015	$15.879	$15.692	86,931
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.462	4,820
	2007	$10.462	$11.161	4,337
	2008	$11.161	$8.219	21,445
	2009	$8.219	$10.026	20,638
	2010	$10.026	$11.105	24,739
	2011	$11.105	$10.882	31,381
	2012	$10.882	$11.949	27,650
	2013	$11.949	$13.311	15,569
	2014	$13.311	$13.651	15,606
	2015	$13.651	$13.362	15,282
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.491	3,082
	2007	$10.491	$11.353	24,445
	2008	$11.353	$7.507	76,943
	2009	$7.507	$9.497	42,398
	2010	$9.497	$10.686	24,372
	2011	$10.686	$10.385	20,099
	2012	$10.385	$11.556	20,090
	2013	$11.556	$13.150	19,948
	2014	$13.150	$13.536	9,709
	2015	$13.536	$13.259	8,703
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.500	11,481
	2007	$10.500	$11.477	15,501
	2008	$11.477	$6.983	16,534
	2009	$6.983	$9.015	14,671
	2010	$9.015	$10.281	11,064
	2011	$10.281	$9.832	11,005
	2012	$9.832	$11.144	9,303
	2013	$11.144	$13.315	1,342
	2014	$13.315	$13.724	1,336
	2015	$13.724	$13.435	1,329

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.352	519
	2007	$10.352	$10.789	26,730
	2008	$10.789	$9.481	28,748
	2009	$9.481	$10.696	42,972
	2010	$10.696	$11.290	26,391
	2011	$11.290	$11.265	16,487
	2012	$11.265	$11.779	16,734
	2013	$11.779	$12.196	11,555
	2014	$12.196	$12.427	5,977
	2015	$12.427	$12.159	40,085
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.618	5,207
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.746	5,960
	2007	$9.746	$11.730	9,721
	2008	$11.730	$6.375	14,136
	2009	$6.375	$9.061	11,849
	2010	$9.061	$10.680	28,798
	2011	$10.680	$10.557	6,595
	2012	$10.557	$12.277	5,235
	2013	$12.277	$16.264	5,195
	2014	$16.264	$17.979	5,350
	2015	$17.979	$19.079	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.824	20,407
	2007	$10.824	$11.203	123,148
	2008	$11.203	$6.928	109,337
	2009	$6.928	$8.611	97,080
	2010	$8.611	$9.722	76,446
	2011	$9.722	$9.738	69,814
	2012	$9.738	$11.081	69,766
	2013	$11.081	$14.385	62,988
	2014	$14.385	$16.037	53,332
	2015	$16.037	$15.953	45,964
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.879	86,590
	2007	$9.879	$11.212	104,391
	2008	$11.212	$6.663	132,298
	2009	$6.663	$9.164	126,233
	2010	$9.164	$11.595	127,785
	2011	$11.595	$10.173	99,189
	2012	$10.173	$11.468	88,208
	2013	$11.468	$15.334	60,494
	2014	$15.334	$16.001	50,381
	2015	$16.001	$15.490	36,088
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.888	$17.107	540,890
	2007	$17.107	$16.210	496,501
	2008	$16.210	$10.345	358,524
	2009	$10.345	$12.884	320,788
	2010	$12.884	$14.795	269,363
	2011	$14.795	$14.910	221,946
	2012	$14.910	$16.467	167,346
	2013	$16.467	$21.003	137,879
	2014	$21.003	$22.557	106,678
	2015	$22.557	$21.997	86,383

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.240	$13.079	1,218,293
	2007	$13.079	$13.354	1,368,496
	2008	$13.354	$9.244	1,325,003
	2009	$9.244	$12.335	1,176,879
	2010	$12.335	$13.677	1,056,219
	2011	$13.677	$13.781	908,749
	2012	$13.781	$15.278	756,563
	2013	$15.278	$17.131	640,191
	2014	$17.131	$17.637	486,642
	2015	$17.637	$16.132	370,061
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.468	$11.425	762,291
	2007	$11.425	$11.943	867,606
	2008	$11.943	$7.695	791,913
	2009	$7.695	$9.824	661,491
	2010	$9.824	$10.788	589,255
	2011	$10.788	$10.457	538,908
	2012	$10.457	$11.563	488,472
	2013	$11.563	$14.638	377,225
	2014	$14.638	$16.200	257,544
	2015	$16.200	$16.839	189,452
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.019	119,365
	2007	$11.019	$12.127	189,293
	2008	$12.127	$8.538	209,202
	2009	$8.538	$10.362	204,171
	2010	$10.362	$11.417	203,468
	2011	$11.417	$10.903	165,956
	2012	$10.903	$12.162	129,794
	2013	$12.162	$15.274	109,632
	2014	$15.274	$15.889	100,049
	2015	$15.889	$15.066	84,606
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.338	$17.869	682,906
	2007	$17.869	$18.195	703,665
	2008	$18.195	$11.261	570,057
	2009	$11.261	$13.969	456,695
	2010	$13.969	$15.286	413,760
	2011	$15.286	$14.886	328,778
	2012	$14.886	$16.736	258,164
	2013	$16.736	$21.124	208,084
	2014	$21.124	$22.269	175,544
	2015	$22.269	$20.833	122,970
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.031	$21.909	293,264
	2007	$21.909	$21.046	271,427
	2008	$21.046	$13.873	238,542
	2009	$13.873	$17.632	203,382
	2010	$17.632	$22.249	178,119
	2011	$22.249	$21.073	159,996
	2012	$21.073	$24.550	130,689
	2013	$24.550	$32.915	95,172
	2014	$32.915	$32.577	69,221
	2015	$32.577	$29.691	53,797

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.630	$18.858	10,502
	2007	$18.858	$20.643	7,403
	2008	$20.643	$11.681	7,971
	2009	$11.681	$16.505	6,474
	2010	$16.505	$20.730	6,329
	2011	$20.730	$19.415	5,300
	2012	$19.415	$21.179	4,441
	2013	$21.179	$28.795	3,826
	2014	$28.795	$30.454	3,533
	2015	$30.454	$29.173	3,247
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.333	$10.577	187,553
	2007	$10.577	$11.096	248,011
	2008	$11.096	$11.748	319,693
	2009	$11.748	$11.919	489,931
	2010	$11.919	$12.350	474,324
	2011	$12.350	$12.844	442,131
	2012	$12.844	$12.878	416,091
	2013	$12.878	$12.390	386,826
	2014	$12.390	$12.605	334,908
	2015	$12.605	$12.464	271,232
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.037	$32.822	112,374
	2007	$32.822	$41.594	130,198
	2008	$41.594	$19.358	97,736
	2009	$19.358	$32.879	82,067
	2010	$32.879	$38.048	74,938
	2011	$38.048	$31.506	70,883
	2012	$31.506	$35.085	53,993
	2013	$35.085	$34.209	41,921
	2014	$34.209	$30.840	35,644
	2015	$30.840	$24.400	24,128
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.241	$20.606	530,191
	2007	$20.606	$23.411	597,641
	2008	$23.411	$13.736	554,748
	2009	$13.736	$18.525	462,135
	2010	$18.525	$19.763	416,002
	2011	$19.763	$17.381	349,257
	2012	$17.381	$20.223	306,522
	2013	$20.223	$24.473	254,896
	2014	$24.473	$21.402	212,838
	2015	$21.402	$19.695	167,645
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.916	$15.444	3,331
	2007	$15.444	$16.870	3,277
	2008	$16.870	$17.632	4,741
	2009	$17.632	$20.593	16,455
	2010	$20.593	$23.194	16,292
	2011	$23.194	$22.627	12,353
	2012	$22.627	$25.621	2,411
	2013	$25.621	$25.625	3,016
	2014	$25.625	$25.680	2,933
	2015	$25.680	$24.183	2,435

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.098	$13.229	171,720
	2007	$13.229	$15.184	151,568
	2008	$15.184	$7.603	112,940
	2009	$7.603	$12.394	91,359
	2010	$12.394	$14.584	83,468
	2011	$14.584	$13.435	71,038
	2012	$13.435	$14.992	52,770
	2013	$14.992	$20.625	42,685
	2014	$20.625	$21.955	28,312
	2015	$21.955	$22.633	23,075
Invesco V.I. American Value Fund – Series I
	2006	$12.497	$14.844	112,320
	2007	$14.844	$15.753	100,885
	2008	$15.753	$9.101	86,957
	2009	$9.101	$12.468	80,040
	2010	$12.468	$14.999	74,826
	2011	$14.999	$14.897	33,214
	2012	$14.897	$17.197	27,133
	2013	$17.197	$22.723	22,062
	2014	$22.723	$24.542	17,611
	2015	$24.542	$21.948	16,770
Invesco V.I. American Value Fund – Series II
	2006	$12.472	$14.805	114,995
	2007	$14.805	$15.697	163,770
	2008	$15.697	$9.049	159,408
	2009	$9.049	$12.392	137,628
	2010	$12.392	$14.900	113,213
	2011	$14.900	$14.785	96,736
	2012	$14.785	$17.033	79,808
	2013	$17.033	$22.451	60,703
	2014	$22.451	$24.188	44,452
	2015	$24.188	$21.575	33,255
Invesco V.I. Comstock Fund – Series II
	2006	$11.622	$13.273	633,111
	2007	$13.273	$12.757	537,385
	2008	$12.757	$8.059	477,119
	2009	$8.059	$10.184	420,385
	2010	$10.184	$11.596	363,992
	2011	$11.596	$11.171	274,028
	2012	$11.171	$13.073	218,950
	2013	$13.073	$17.452	157,198
	2014	$17.452	$18.738	110,395
	2015	$18.738	$17.298	73,145
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.589	$12.840	280,682
	2007	$12.840	$13.060	347,010
	2008	$13.060	$9.937	331,539
	2009	$9.937	$11.978	319,241
	2010	$11.978	$13.206	288,945
	2011	$13.206	$12.827	218,094
	2012	$12.827	$14.187	184,583
	2013	$14.187	$17.436	156,838
	2014	$17.436	$18.663	130,364
	2015	$18.663	$17.891	65,015

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.235	$18.530	443,130
	2007	$18.530	$18.694	418,529
	2008	$18.694	$12.471	341,355
	2009	$12.471	$15.231	303,451
	2010	$15.231	$16.817	282,302
	2011	$16.817	$16.176	248,084
	2012	$16.176	$18.202	205,120
	2013	$18.202	$23.961	158,397
	2014	$23.961	$25.930	119,484
	2015	$25.930	$24.672	94,635
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.171	$12.567	40,593
	2007	$12.567	$14.543	31,988
	2008	$14.543	$7.609	24,363
	2009	$7.609	$11.709	22,391
	2010	$11.709	$14.665	20,707
	2011	$14.665	$13.082	18,347
	2012	$13.082	$14.370	17,567
	2013	$14.370	$19.318	12,156
	2014	$19.318	$20.473	9,232
	2015	$20.473	$20.357	7,948
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.332	$11.116	348,673
	2007	$11.116	$11.615	442,802
	2008	$11.615	$9.426	376,145
	2009	$9.426	$12.459	332,066
	2010	$12.459	$13.771	301,339
	2011	$13.771	$14.147	255,685
	2012	$14.147	$15.666	233,070
	2013	$15.666	$16.677	196,169
	2014	$16.677	$17.125	151,531
	2015	$17.125	$16.595	110,626
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.485	$12.958	137,579
	2007	$12.958	$13.608	130,324
	2008	$13.608	$9.552	134,300
	2009	$9.552	$11.842	109,583
	2010	$11.842	$13.871	95,400
	2011	$13.871	$13.038	88,093
	2012	$13.038	$14.188	66,896
	2013	$14.188	$18.955	52,434
	2014	$18.955	$19.986	39,269
	2015	$19.986	$18.991	21,599
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.072	$12.778	435,257
	2007	$12.778	$13.006	437,477
	2008	$13.006	$8.137	375,485
	2009	$8.137	$9.521	333,553
	2010	$9.521	$11.001	275,904
	2011	$11.001	$10.169	220,574
	2012	$10.169	$11.216	203,565
	2013	$11.216	$15.000	157,549
	2014	$15.000	$15.891	64,109
	2015	$15.891	$15.191	51,116

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.475	$12.184	104,562
	2007	$12.184	$14.541	150,622
	2008	$14.541	$8.837	157,421
	2009	$8.837	$12.658	127,029
	2010	$12.658	$15.312	111,055
	2011	$15.312	$13.555	76,483
	2012	$13.555	$15.220	65,856
	2013	$15.220	$20.531	46,742
	2014	$20.531	$21.431	37,077
	2015	$21.431	$21.665	24,415
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.851	$13.090	439,310
	2007	$13.090	$12.955	414,136
	2008	$12.955	$7.732	385,510
	2009	$7.732	$9.634	313,448
	2010	$9.634	$11.892	279,411
	2011	$11.892	$11.233	229,133
	2012	$11.233	$12.662	195,171
	2013	$12.662	$16.239	153,746
	2014	$16.239	$17.823	109,675
	2015	$17.823	$16.875	78,427
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.316	$14.111	831,237
	2007	$14.111	$15.810	733,219
	2008	$15.810	$8.454	552,440
	2009	$8.454	$11.993	462,878
	2010	$11.993	$12.881	415,802
	2011	$12.881	$12.503	321,140
	2012	$12.503	$14.002	253,964
	2013	$14.002	$17.835	196,192
	2014	$17.835	$20.206	145,759
	2015	$20.206	$20.535	109,487
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.472	$15.789	286,137
	2007	$15.789	$16.078	289,544
	2008	$16.078	$8.921	200,630
	2009	$8.921	$10.676	127,991
	2010	$10.676	$11.838	117,180
	2011	$11.838	$11.695	101,343
	2012	$11.695	$12.901	91,675
	2013	$12.901	$14.326	78,628
	2014	$14.326	$15.228	70,986
	2015	$15.228	$15.071	52,436
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.182	$10.515	416,500
	2007	$10.515	$10.770	725,278
	2008	$10.770	$6.457	718,452
	2009	$6.457	$6.929	739,474
	2010	$6.929	$7.589	603,480
	2011	$7.589	$8.060	487,812
	2012	$8.060	$8.739	471,302
	2013	$8.739	$8.567	435,034
	2014	$8.567	$9.015	333,061
	2015	$9.015	$8.934	250,751

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.090	$16.263	59,133
	2007	$16.263	$16.969	58,286
	2008	$16.969	$8.481	43,515
	2009	$8.481	$11.038	34,131
	2010	$11.038	$13.814	28,946
	2011	$13.814	$13.708	31,963
	2012	$13.708	$15.670	29,897
	2013	$15.670	$20.915	26,038
	2014	$20.915	$21.720	24,233
	2015	$21.720	$22.731	22,483
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.740	$21.645	182,436
	2007	$21.645	$22.595	161,936
	2008	$22.595	$13.267	117,070
	2009	$13.267	$18.195	102,975
	2010	$18.195	$20.717	85,054
	2011	$20.717	$18.650	74,086
	2012	$18.650	$22.198	53,562
	2013	$22.198	$27.741	40,892
	2014	$27.741	$27.861	29,708
	2015	$27.861	$28.425	20,386
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.095	$13.820	936,505
	2007	$13.820	$14.898	898,573
	2008	$14.898	$12.537	714,766
	2009	$12.537	$14.609	670,287
	2010	$14.609	$16.501	582,180
	2011	$16.501	$16.344	475,810
	2012	$16.344	$18.199	465,136
	2013	$18.199	$17.844	381,730
	2014	$17.844	$17.998	305,506
	2015	$17.998	$17.270	239,275
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.955	$15.000	226,400
	2007	$15.000	$14.691	214,333
	2008	$14.691	$3.098	410,839
	2009	$3.098	$3.840	412,793
	2010	$3.840	$4.324	361,109
	2011	$4.324	$4.147	316,812
	2012	$4.147	$4.608	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.157	$15.989	723,778
	2007	$15.989	$16.387	716,425
	2008	$16.387	$9.897	655,439
	2009	$9.897	$12.466	584,230
	2010	$12.466	$14.210	509,223
	2011	$14.210	$13.940	448,432
	2012	$13.940	$15.997	381,051
	2013	$15.997	$20.692	292,946
	2014	$20.692	$22.480	210,360
	2015	$22.480	$22.810	153,227

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.617	$21.007	277,326
	2007	$21.007	$20.384	252,656
	2008	$20.384	$12.436	188,278
	2009	$12.436	$16.752	149,396
	2010	$16.752	$20.286	121,390
	2011	$20.286	$19.489	105,259
	2012	$19.489	$22.567	90,368
	2013	$22.567	$31.230	67,802
	2014	$31.230	$34.316	50,103
	2015	$34.316	$31.712	39,220
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.783	270,276
	2010	$12.783	$14.165	240,229
	2011	$14.165	$14.208	203,258
	2012	$14.208	$16.681	174,991
	2013	$16.681	$21.737	137,676
	2014	$21.737	$24.100	96,147
	2015	$24.100	$22.995	80,032
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.202	$14.542	234,261
	2007	$14.542	$14.446	206,764
	2008	$14.446	$8.427	155,173
	2009	$8.427	$10.418	144,056
	2010	$10.418	$11.363	130,769
	2011	$11.363	$11.492	120,765
	2012	$11.492	$12.726	100,574
	2013	$12.726	$14.790	89,907
	2014	$14.790	$16.109	71,290
	2015	$16.109	$15.674	62,171
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.089	$15.649	130,113
	2007	$15.649	$15.851	142,847
	2008	$15.851	$10.401	100,708
	2009	$10.401	$13.839	89,383
	2010	$13.839	$15.620	78,587
	2011	$15.620	$15.308	65,430
	2012	$15.308	$17.202	46,262
	2013	$17.202	$20.229	41,476
	2014	$20.229	$21.783	33,557
	2015	$21.783	$21.474	21,420
Putnam VT Global Health Care Fund – Class IB
	2006	$13.308	$13.462	40,028
	2007	$13.462	$13.168	38,972
	2008	$13.168	$10.746	31,865
	2009	$10.746	$13.325	27,216
	2010	$13.325	$13.436	27,103
	2011	$13.436	$13.067	22,709
	2012	$13.067	$15.723	20,443
	2013	$15.723	$21.919	17,546
	2014	$21.919	$27.534	14,661
	2015	$27.534	$29.206	12,211

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.020	$22.529	37,029
	2007	$22.529	$26.590	34,126
	2008	$26.590	$18.188	31,541
	2009	$18.188	$19.216	25,166
	2010	$19.216	$19.257	24,394
	2011	$19.257	$17.927	21,215
	2012	$17.927	$18.530	14,695
	2013	$18.530	$20.755	13,586
	2014	$20.755	$23.403	8,541
	2015	$23.403	$20.747	3,452
Putnam VT Growth and Income Fund – Class IB
	2006	$15.331	$17.489	266,435
	2007	$17.489	$16.170	244,115
	2008	$16.170	$9.755	223,397
	2009	$9.755	$12.461	197,345
	2010	$12.461	$14.027	162,734
	2011	$14.027	$13.163	134,412
	2012	$13.163	$15.433	110,487
	2013	$15.433	$20.606	93,534
	2014	$20.606	$22.455	79,270
	2015	$22.455	$20.434	74,973
Putnam VT High Yield Fund – Class IB
	2006	$14.766	$16.062	300,762
	2007	$16.062	$16.246	292,179
	2008	$16.246	$11.820	204,275
	2009	$11.820	$17.470	183,498
	2010	$17.470	$19.606	165,844
	2011	$19.606	$19.634	140,532
	2012	$19.634	$22.414	113,633
	2013	$22.414	$23.790	91,399
	2014	$23.790	$23.777	72,646
	2015	$23.777	$22.147	57,285
Putnam VT Income Fund – Class IB
	2006	$10.838	$11.149	1,001,618
	2007	$11.149	$11.544	1,052,702
	2008	$11.544	$8.642	754,881
	2009	$8.642	$12.472	619,477
	2010	$12.472	$13.486	546,039
	2011	$13.486	$13.935	445,768
	2012	$13.935	$15.187	403,067
	2013	$15.187	$15.225	349,813
	2014	$15.225	$15.950	271,554
	2015	$15.950	$15.468	209,002
Putnam VT International Equity Fund – Class IB
	2006	$16.939	$21.291	244,922
	2007	$21.291	$22.704	205,176
	2008	$22.704	$12.523	164,011
	2009	$12.523	$15.359	145,629
	2010	$15.359	$16.630	133,045
	2011	$16.630	$13.595	120,706
	2012	$13.595	$16.310	103,528
	2013	$16.310	$20.557	77,716
	2014	$20.557	$18.859	65,975
	2015	$18.859	$18.585	53,100

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.460	$17.334	114,672
	2007	$17.334	$16.176	92,519
	2008	$16.176	$9.623	61,381
	2009	$9.623	$12.389	54,368
	2010	$12.389	$13.889	51,133
	2011	$13.889	$13.675	47,305
	2012	$13.675	$15.722	35,820
	2013	$15.722	$20.906	31,256
	2014	$20.906	$23.436	28,781
	2015	$23.436	$22.561	27,117
Putnam VT Money Market Fund – Class IB
	2006	$9.873	$10.144	1,326,605
	2007	$10.144	$10.459	1,230,632
	2008	$10.459	$10.557	1,168,900
	2009	$10.557	$10.411	1,045,501
	2010	$10.411	$10.249	909,223
	2011	$10.249	$10.088	817,149
	2012	$10.088	$9.928	700,211
	2013	$9.928	$9.771	664,568
	2014	$9.771	$9.617	489,731
	2015	$9.617	$9.465	415,951
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.900	$16.987	56,689
	2007	$16.987	$17.675	53,275
	2008	$17.675	$10.654	46,425
	2009	$10.654	$13.855	43,295
	2010	$13.855	$16.301	67,256
	2011	$16.301	$15.227	59,876
	2012	$15.227	$17.496	50,327
	2013	$17.496	$23.492	39,966
	2014	$23.492	$26.237	38,522
	2015	$26.237	$25.745	37,589
Putnam VT New Value Fund – Class IB
	2006	$17.296	$19.747	342,022
	2007	$19.747	$18.481	367,814
	2008	$18.481	$10.047	315,350
	2009	$10.047	$9.460	0
Putnam VT Research Fund – Class IB
	2006	$14.361	$15.733	17,578
	2007	$15.733	$15.568	16,380
	2008	$15.568	$9.415	16,221
	2009	$9.415	$12.340	13,193
	2010	$12.340	$14.132	10,427
	2011	$14.132	$13.665	8,739
	2012	$13.665	$15.857	6,755
	2013	$15.857	$20.811	5,900
	2014	$20.811	$23.524	4,878
	2015	$23.524	$22.792	4,138
Putnam VT Vista Fund – Class IB
	2006	$17.515	$18.177	43,154
	2007	$18.177	$18.568	38,321
	2008	$18.568	$9.950	30,685
	2009	$9.950	$13.586	27,854
	2010	$13.586	$15.526	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.363	$13.866	183,695
	2007	$13.866	$14.398	171,556
	2008	$14.398	$8.922	134,351
	2009	$8.922	$14.390	120,884
	2010	$14.390	$17.106	107,042
	2011	$17.106	$13.830	95,187
	2012	$13.830	$15.546	79,316
	2013	$15.546	$21.988	59,087
	2014	$21.988	$23.742	44,549
	2015	$23.742	$21.936	40,210
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.627	$18.131	100,034
	2007	$18.131	$18.983	96,018
	2008	$18.983	$15.882	83,252
	2009	$15.882	$20.337	65,956
	2010	$20.337	$21.963	62,028
	2011	$21.963	$23.103	54,786
	2012	$23.103	$26.798	46,091
	2013	$26.798	$24.063	45,353
	2014	$24.063	$24.365	35,085
	2015	$24.365	$23.696	29,418
UIF Global Franchise Portfolio, Class II
	2006	$12.230	$14.625	272,665
	2007	$14.625	$15.798	294,419
	2008	$15.798	$11.048	255,720
	2009	$11.048	$14.086	226,866
	2010	$14.086	$15.809	197,080
	2011	$15.809	$16.967	161,094
	2012	$16.967	$19.299	125,040
	2013	$19.299	$22.727	101,184
	2014	$22.727	$23.374	79,540
	2015	$23.374	$24.429	43,659
UIF Growth Portfolio, Class I
	2006	$12.257	$12.558	173,605
	2007	$12.558	$15.064	150,677
	2008	$15.064	$7.532	80,186
	2009	$7.532	$12.272	67,644
	2010	$12.272	$14.838	58,516
	2011	$14.838	$14.194	56,387
	2012	$14.194	$15.976	41,660
	2013	$15.976	$23.280	23,028
	2014	$23.280	$24.367	20,724
	2015	$24.367	$26.915	16,003
UIF Growth Portfolio, Class II
	2006	$12.203	$12.468	124,471
	2007	$12.468	$14.926	106,403
	2008	$14.926	$7.440	37,889
	2009	$7.440	$12.092	26,990
	2010	$12.092	$14.590	22,022
	2011	$14.590	$13.922	21,100
	2012	$13.922	$15.625	19,567
	2013	$15.625	$22.716	13,216
	2014	$22.716	$23.716	12,370
	2015	$23.716	$26.132	9,953

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.833	92,016
	2007	$9.833	$11.864	215,863
	2008	$11.864	$6.209	236,127
	2009	$6.209	$9.616	186,191
	2010	$9.616	$12.517	148,828
	2011	$12.517	$11.434	133,416
	2012	$11.434	$12.207	129,237
	2013	$12.207	$16.516	87,252
	2014	$16.516	$16.553	62,450
	2015	$16.553	$15.314	51,415
UIF Small Company Growth Portfolio, Class II
	2006	$17.677	$19.456	35,605
	2007	$19.456	$19.712	38,349
	2008	$19.712	$11.554	27,627
	2009	$11.554	$16.675	26,656
	2010	$16.675	$20.768	27,188
	2011	$20.768	$18.657	24,626
	2012	$18.657	$21.060	18,811
	2013	$21.060	$35.508	14,675
	2014	$35.508	$30.100	10,520
	2015	$30.100	$26.720	9,582
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.382	$30.325	181,974
	2007	$30.325	$24.686	156,400
	2008	$24.686	$15.048	151,102
	2009	$15.048	$19.028	125,186
	2010	$19.028	$24.254	104,933
	2011	$24.254	$25.221	92,839
	2012	$25.221	$28.696	78,744
	2013	$28.696	$28.735	69,490
	2014	$28.735	$36.599	50,182
	2015	$36.599	$36.710	37,557
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.975	$10.226	302,731
	2007	$10.226	$10.511	398,400
	2008	$10.511	$10.529	314,797
	2009	$10.529	$10.368	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.3

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.207	0
	2007	$10.207	$11.673	0
	2008	$11.673	$6.523	0
	2009	$6.523	$8.616	0
	2010	$8.616	$9.824	0
	2011	$9.824	$9.313	0
	2012	$9.313	$10.547	0
	2013	$10.547	$13.467	0
	2014	$13.467	$14.663	0
	2015	$14.663	$14.357	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.397	0
	2007	$10.397	$10.991	0
	2008	$10.991	$8.020	0
	2009	$8.020	$9.693	0
	2010	$9.693	$10.638	0
	2011	$10.638	$10.329	0
	2012	$10.329	$11.238	0
	2013	$11.238	$12.404	0
	2014	$12.404	$12.605	0
	2015	$12.605	$12.226	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.427	0
	2007	$10.427	$11.179	0
	2008	$11.179	$7.325	0
	2009	$7.325	$9.182	0
	2010	$9.182	$10.236	0
	2011	$10.236	$9.858	0
	2012	$9.858	$10.868	0
	2013	$10.868	$12.255	0
	2014	$12.255	$12.498	0
	2015	$12.498	$12.131	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.436	0
	2007	$10.436	$11.302	0
	2008	$11.302	$6.813	0
	2009	$6.813	$8.715	0
	2010	$8.715	$9.849	0
	2011	$9.849	$9.332	0
	2012	$9.332	$10.481	0
	2013	$10.481	$12.408	0
	2014	$12.408	$12.673	0
	2015	$12.673	$12.292	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.289	0
	2007	$10.289	$10.624	0
	2008	$10.624	$9.251	0
	2009	$9.251	$10.341	0
	2010	$10.341	$10.815	0
	2011	$10.815	$10.693	0
	2012	$10.693	$11.079	0
	2013	$11.079	$11.366	0
	2014	$11.366	$11.475	0
	2015	$11.475	$11.125	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.035	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.686	0
	2007	$9.686	$11.551	0
	2008	$11.551	$6.220	0
	2009	$6.220	$8.760	0
	2010	$8.760	$10.230	0
	2011	$10.230	$10.021	0
	2012	$10.021	$11.547	0
	2013	$11.547	$15.156	0
	2014	$15.156	$16.602	0
	2015	$16.602	$17.567	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.757	0
	2007	$10.757	$11.031	0
	2008	$11.031	$6.759	0
	2009	$6.759	$8.325	0
	2010	$8.325	$9.313	0
	2011	$9.313	$9.244	0
	2012	$9.244	$10.422	0
	2013	$10.422	$13.405	0
	2014	$13.405	$14.809	0
	2015	$14.809	$14.596	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.818	0
	2007	$9.818	$11.040	0
	2008	$11.040	$6.501	0
	2009	$6.501	$8.859	0
	2010	$8.859	$11.107	0
	2011	$11.107	$9.656	0
	2012	$9.656	$10.786	0
	2013	$10.786	$14.290	0
	2014	$14.290	$14.775	0
	2015	$14.775	$14.172	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.472	$16.477	963
	2007	$16.477	$15.469	1,185
	2008	$15.469	$9.782	1,244
	2009	$9.782	$12.072	1,094
	2010	$12.072	$13.735	1,085
	2011	$13.735	$13.716	400
	2012	$13.716	$15.009	388
	2013	$15.009	$18.968	133
	2014	$18.968	$20.186	132
	2015	$20.186	$19.504	131

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.069	$12.763	0
	2007	$12.763	$12.911	0
	2008	$12.911	$8.856	0
	2009	$8.856	$11.709	0
	2010	$11.709	$12.865	0
	2011	$12.865	$12.844	0
	2012	$12.844	$14.108	0
	2013	$14.108	$15.675	0
	2014	$15.675	$15.990	0
	2015	$15.990	$14.492	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.349	$11.192	6,505
	2007	$11.192	$11.592	6,371
	2008	$11.592	$7.400	6,487
	2009	$7.400	$9.361	6,662
	2010	$9.361	$10.186	6,770
	2011	$10.186	$9.783	7,683
	2012	$9.783	$10.719	2,016
	2013	$10.719	$13.445	1,835
	2014	$13.445	$14.744	1,712
	2015	$14.744	$15.186	1,104
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.951	0
	2007	$10.951	$11.942	200
	2008	$11.942	$8.331	199
	2009	$8.331	$10.018	197
	2010	$10.018	$10.936	195
	2011	$10.936	$10.349	194
	2012	$10.349	$11.439	192
	2013	$11.439	$14.234	191
	2014	$14.234	$14.672	190
	2015	$14.672	$13.785	188
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.909	$17.211	0
	2007	$17.211	$17.364	0
	2008	$17.364	$10.648	0
	2009	$10.648	$13.088	0
	2010	$13.088	$14.191	0
	2011	$14.191	$13.694	0
	2012	$13.694	$15.254	0
	2013	$15.254	$19.078	0
	2014	$19.078	$19.928	0
	2015	$19.928	$18.472	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.498	$21.102	4,871
	2007	$21.102	$20.084	4,745
	2008	$20.084	$13.117	4,658
	2009	$13.117	$16.520	4,515
	2010	$16.520	$20.655	3,165
	2011	$20.655	$19.385	3,074
	2012	$19.385	$22.376	2,032
	2013	$22.376	$29.727	1,947
	2014	$29.727	$29.152	1,846
	2015	$29.152	$26.326	1,747

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.137	$18.164	0
	2007	$18.164	$19.700	0
	2008	$19.700	$11.045	0
	2009	$11.045	$15.464	0
	2010	$15.464	$19.244	0
	2011	$19.244	$17.860	0
	2012	$17.860	$19.303	0
	2013	$19.303	$26.005	0
	2014	$26.005	$27.252	0
	2015	$27.252	$25.867	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.176	$10.322	0
	2007	$10.322	$10.728	0
	2008	$10.728	$11.255	0
	2009	$11.255	$11.315	0
	2010	$11.315	$11.616	0
	2011	$11.616	$11.971	0
	2012	$11.971	$11.892	0
	2013	$11.892	$11.337	0
	2014	$11.337	$11.428	0
	2015	$11.428	$11.197	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.309	$31.613	34
	2007	$31.613	$39.694	98
	2008	$39.694	$18.304	169
	2009	$18.304	$30.806	157
	2010	$30.806	$35.323	92
	2011	$35.323	$28.983	91
	2012	$28.983	$31.979	95
	2013	$31.979	$30.895	64
	2014	$30.895	$27.597	64
	2015	$27.597	$21.634	64
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.759	$19.847	3,197
	2007	$19.847	$22.342	3,034
	2008	$22.342	$12.988	3,180
	2009	$12.988	$17.356	3,016
	2010	$17.356	$18.347	2,985
	2011	$18.347	$15.988	3,679
	2012	$15.988	$18.432	1,315
	2013	$18.432	$22.102	725
	2014	$22.102	$19.152	777
	2015	$19.152	$17.462	775
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.526	$14.875	0
	2007	$14.875	$16.099	0
	2008	$16.099	$16.672	0
	2009	$16.672	$19.294	0
	2010	$19.294	$21.533	0
	2011	$21.533	$20.815	0
	2012	$20.815	$23.353	0
	2013	$23.353	$23.143	0
	2014	$23.143	$22.980	0
	2015	$22.980	$21.443	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.732	$12.742	14,773
	2007	$12.742	$14.490	14,117
	2008	$14.490	$7.189	12,744
	2009	$7.189	$11.612	12,635
	2010	$11.612	$13.539	9,787
	2011	$13.539	$12.359	9,206
	2012	$12.359	$13.665	8,713
	2013	$13.665	$18.627	8,295
	2014	$18.627	$19.647	7,798
	2015	$19.647	$20.068	7,312
Invesco V.I. American Value Fund – Series I
	2006	$12.307	$14.486	1,011
	2007	$14.486	$15.231	963
	2008	$15.231	$8.719	963
	2009	$8.719	$11.835	963
	2010	$11.835	$14.108	913
	2011	$14.108	$13.884	859
	2012	$13.884	$15.881	812
	2013	$15.881	$20.792	112
	2014	$20.792	$22.251	106
	2015	$22.251	$19.716	101
Invesco V.I. American Value Fund – Series II
	2006	$12.282	$14.447	0
	2007	$14.447	$15.176	153
	2008	$15.176	$8.668	152
	2009	$8.668	$11.763	150
	2010	$11.763	$14.014	149
	2011	$14.014	$13.779	395
	2012	$13.779	$15.729	375
	2013	$15.729	$20.542	331
	2014	$20.542	$21.929	314
	2015	$21.929	$19.382	321
Invesco V.I. Comstock Fund – Series II
	2006	$11.446	$12.952	2,016
	2007	$12.952	$12.334	2,145
	2008	$12.334	$7.721	2,244
	2009	$7.721	$9.667	2,369
	2010	$9.667	$10.906	2,332
	2011	$10.906	$10.411	2,320
	2012	$10.411	$12.072	549
	2013	$12.072	$15.969	530
	2014	$15.969	$16.988	512
	2015	$16.988	$15.539	244
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.413	$12.530	0
	2007	$12.530	$12.627	0
	2008	$12.627	$9.520	0
	2009	$9.520	$11.370	2,501
	2010	$11.370	$12.421	2,466
	2011	$12.421	$11.955	2,429
	2012	$11.955	$13.101	2,396
	2013	$13.101	$15.954	2,363
	2014	$15.954	$16.920	2,331
	2015	$16.920	$16.072	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.781	$17.848	4,770
	2007	$17.848	$17.840	4,656
	2008	$17.840	$11.792	4,541
	2009	$11.792	$14.270	4,564
	2010	$14.270	$15.612	4,380
	2011	$15.612	$14.880	4,296
	2012	$14.880	$16.590	1,759
	2013	$16.590	$21.640	682
	2014	$21.640	$23.204	659
	2015	$23.204	$21.876	466
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.986	$12.263	1,003
	2007	$12.263	$14.061	955
	2008	$14.061	$7.289	956
	2009	$7.289	$11.114	956
	2010	$11.114	$13.794	906
	2011	$13.794	$12.192	852
	2012	$12.192	$13.270	806
	2013	$13.270	$17.676	111
	2014	$17.676	$18.561	105
	2015	$18.561	$18.287	99
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.214	$10.890	3,659
	2007	$10.890	$11.274	3,579
	2008	$11.274	$9.065	2,148
	2009	$9.065	$11.873	2,116
	2010	$11.873	$13.003	2,116
	2011	$13.003	$13.236	2,538
	2012	$13.236	$14.523	1,115
	2013	$14.523	$15.319	901
	2014	$15.319	$15.586	871
	2015	$15.586	$14.966	647
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.355	$12.694	0
	2007	$12.694	$13.208	0
	2008	$13.208	$9.186	0
	2009	$9.186	$11.284	0
	2010	$11.284	$13.097	0
	2011	$13.097	$12.198	0
	2012	$12.198	$13.152	0
	2013	$13.152	$17.411	0
	2014	$17.411	$18.190	0
	2015	$18.190	$17.126	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.946	$12.518	0
	2007	$12.518	$12.624	0
	2008	$12.624	$7.826	1,062
	2009	$7.826	$9.073	1,183
	2010	$9.073	$10.388	0
	2011	$10.388	$9.513	0
	2012	$9.513	$10.397	0
	2013	$10.397	$13.778	0
	2014	$13.778	$14.463	0
	2015	$14.463	$13.699	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.344	$11.936	0
	2007	$11.936	$14.114	0
	2008	$14.114	$8.499	0
	2009	$8.499	$12.062	0
	2010	$12.062	$14.458	0
	2011	$14.458	$12.682	0
	2012	$12.682	$14.109	0
	2013	$14.109	$18.859	0
	2014	$18.859	$19.505	0
	2015	$19.505	$19.538	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.716	$12.823	3,504
	2007	$12.823	$12.574	3,802
	2008	$12.574	$7.435	4,518
	2009	$7.435	$9.180	4,598
	2010	$9.180	$11.228	3,893
	2011	$11.228	$10.510	3,962
	2012	$10.510	$11.738	496
	2013	$11.738	$14.916	164
	2014	$14.916	$16.221	163
	2015	$16.221	$15.218	162
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.994	$13.644	3,427
	2007	$13.644	$15.146	3,202
	2008	$15.146	$8.025	4,955
	2009	$8.025	$11.280	4,347
	2010	$11.280	$12.005	3,381
	2011	$12.005	$11.546	2,288
	2012	$11.546	$12.812	691
	2013	$12.812	$16.170	449
	2014	$16.170	$18.152	434
	2015	$18.152	$18.279	206
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.067	$15.207	469
	2007	$15.207	$15.343	460
	2008	$15.343	$8.435	0
	2009	$8.435	$10.002	0
	2010	$10.002	$10.990	0
	2011	$10.990	$10.758	0
	2012	$10.758	$11.759	0
	2013	$11.759	$12.938	0
	2014	$12.938	$13.627	0
	2015	$13.627	$13.363	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.066	$10.300	0
	2007	$10.300	$10.453	0
	2008	$10.453	$6.210	0
	2009	$6.210	$6.603	0
	2010	$6.603	$7.165	0
	2011	$7.165	$7.541	2,486
	2012	$7.541	$8.101	2,441
	2013	$8.101	$7.869	2,644
	2014	$7.869	$8.205	2,508
	2015	$8.205	$8.057	2,360

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.640	$15.664	4,465
	2007	$15.664	$16.193	4,277
	2008	$16.193	$8.019	3,927
	2009	$8.019	$10.342	3,895
	2010	$10.342	$12.824	2,865
	2011	$12.824	$12.610	2,702
	2012	$12.610	$14.283	2,564
	2013	$14.283	$18.889	2,447
	2014	$18.889	$19.436	2,308
	2015	$19.436	$20.155	2,172
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.216	$20.848	140
	2007	$20.848	$21.563	138
	2008	$21.563	$12.545	135
	2009	$12.545	$17.047	144
	2010	$17.047	$19.233	139
	2011	$19.233	$17.156	142
	2012	$17.156	$20.232	151
	2013	$20.232	$25.054	0
	2014	$25.054	$24.932	0
	2015	$24.932	$25.204	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.729	$13.310	8,414
	2007	$13.310	$14.217	7,968
	2008	$14.217	$11.855	5,798
	2009	$11.855	$13.688	5,757
	2010	$13.688	$15.319	5,418
	2011	$15.319	$15.035	4,336
	2012	$15.035	$16.588	4,640
	2013	$16.588	$16.115	1,846
	2014	$16.115	$16.106	1,778
	2015	$16.106	$15.313	1,067
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.564	$14.448	3,461
	2007	$14.448	$14.020	3,340
	2008	$14.020	$2.929	3,933
	2009	$2.929	$3.597	3,566
	2010	$3.597	$4.014	3,315
	2011	$4.014	$3.814	2,063
	2012	$3.814	$4.207	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.761	$15.400	6,907
	2007	$15.400	$15.638	6,790
	2008	$15.638	$9.358	7,509
	2009	$9.358	$11.680	7,613
	2010	$11.680	$13.192	7,319
	2011	$13.192	$12.823	7,522
	2012	$12.823	$14.580	3,105
	2013	$14.580	$18.687	1,884
	2014	$18.687	$20.117	1,799
	2015	$20.117	$20.226	1,123

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.096	$20.234	1,714
	2007	$20.234	$19.452	1,740
	2008	$19.452	$11.759	2,077
	2009	$11.759	$15.695	1,980
	2010	$15.695	$18.833	1,634
	2011	$18.833	$17.927	1,610
	2012	$17.927	$20.569	560
	2013	$20.569	$28.205	77
	2014	$28.205	$30.708	73
	2015	$30.708	$28.118	69
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.976	13,127
	2010	$11.976	$13.150	10,689
	2011	$13.150	$13.070	10,121
	2012	$13.070	$15.204	8,261
	2013	$15.204	$19.631	7,836
	2014	$19.631	$21.566	7,370
	2015	$21.566	$20.389	6,744
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.833	$14.006	1,869
	2007	$14.006	$13.786	1,731
	2008	$13.786	$7.968	833
	2009	$7.968	$9.761	530
	2010	$9.761	$10.548	271
	2011	$10.548	$10.571	268
	2012	$10.571	$11.599	265
	2013	$11.599	$13.357	262
	2014	$13.357	$14.416	259
	2015	$14.416	$13.898	256
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.695	$15.072	736
	2007	$15.072	$15.127	726
	2008	$15.127	$9.835	0
	2009	$9.835	$12.966	0
	2010	$12.966	$14.501	0
	2011	$14.501	$14.081	0
	2012	$14.081	$15.679	0
	2013	$15.679	$18.269	0
	2014	$18.269	$19.493	0
	2015	$19.493	$19.041	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.935	$12.966	65
	2007	$12.966	$12.566	53
	2008	$12.566	$10.161	41
	2009	$10.161	$12.484	22
	2010	$12.484	$12.474	8
	2011	$12.474	$12.020	8
	2012	$12.020	$14.330	8
	2013	$14.330	$19.796	8
	2014	$19.796	$24.639	8
	2015	$24.639	$25.897	8

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.516	$21.699	0
	2007	$21.699	$25.376	0
	2008	$25.376	$17.199	0
	2009	$17.199	$18.004	0
	2010	$18.004	$17.878	0
	2011	$17.878	$16.491	0
	2012	$16.491	$16.890	0
	2013	$16.890	$18.745	0
	2014	$18.745	$20.943	0
	2015	$20.943	$18.396	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.902	$16.845	148
	2007	$16.845	$15.431	132
	2008	$15.431	$9.224	122
	2009	$9.224	$11.675	81
	2010	$11.675	$13.022	44
	2011	$13.022	$12.109	44
	2012	$12.109	$14.066	43
	2013	$14.066	$18.609	43
	2014	$18.609	$20.094	42
	2015	$20.094	$18.118	42
Putnam VT High Yield Fund – Class IB
	2006	$14.353	$15.470	387
	2007	$15.470	$15.504	405
	2008	$15.504	$11.177	3,131
	2009	$11.177	$16.368	2,981
	2010	$16.368	$18.202	2,936
	2011	$18.202	$18.061	2,789
	2012	$18.061	$20.430	2,745
	2013	$20.430	$21.486	2,711
	2014	$21.486	$21.278	2,676
	2015	$21.278	$19.637	132
Putnam VT Income Fund – Class IB
	2006	$10.535	$10.738	7,270
	2007	$10.738	$11.016	7,160
	2008	$11.016	$8.171	4,637
	2009	$8.171	$11.686	4,048
	2010	$11.686	$12.520	3,996
	2011	$12.520	$12.819	4,112
	2012	$12.819	$13.842	2,613
	2013	$13.842	$13.750	2,648
	2014	$13.750	$14.273	2,536
	2015	$14.273	$13.715	1,839
Putnam VT International Equity Fund – Class IB
	2006	$16.465	$20.507	8,194
	2007	$20.507	$21.667	7,989
	2008	$21.667	$11.841	7,104
	2009	$11.841	$14.390	7,057
	2010	$14.390	$15.439	4,119
	2011	$15.439	$12.505	3,937
	2012	$12.505	$14.866	3,781
	2013	$14.866	$18.565	3,648
	2014	$18.565	$16.876	3,494
	2015	$16.876	$16.478	3,342

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.027	$16.696	0
	2007	$16.696	$15.437	0
	2008	$15.437	$9.099	0
	2009	$9.099	$11.607	0
	2010	$11.607	$12.894	0
	2011	$12.894	$12.579	0
	2012	$12.579	$14.329	0
	2013	$14.329	$18.881	0
	2014	$18.881	$20.972	0
	2015	$20.972	$20.005	0
Putnam VT Money Market Fund – Class IB
	2006	$9.597	$9.770	9,762
	2007	$9.770	$9.981	9,632
	2008	$9.981	$9.982	4,607
	2009	$9.982	$9.754	7,609
	2010	$9.754	$9.515	7,675
	2011	$9.515	$9.279	7,027
	2012	$9.279	$9.049	4,992
	2013	$9.049	$8.824	24,369
	2014	$8.824	$8.605	22,939
	2015	$8.605	$8.392	1,365
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.456	$16.362	0
	2007	$16.362	$16.868	0
	2008	$16.868	$10.074	0
	2009	$10.074	$12.980	0
	2010	$12.980	$15.133	0
	2011	$15.133	$14.007	0
	2012	$14.007	$15.946	0
	2013	$15.946	$21.216	0
	2014	$21.216	$23.478	0
	2015	$23.478	$22.827	0
Putnam VT New Value Fund – Class IB
	2006	$16.812	$19.020	14,500
	2007	$19.020	$17.637	14,265
	2008	$17.637	$9.500	13,254
	2009	$9.500	$8.935	0
Putnam VT Research Fund – Class IB
	2006	$13.960	$15.153	0
	2007	$15.153	$14.856	0
	2008	$14.856	$8.902	0
	2009	$8.902	$11.561	0
	2010	$11.561	$13.120	0
	2011	$13.120	$12.570	0
	2012	$12.570	$14.453	0
	2013	$14.453	$18.795	0
	2014	$18.795	$21.050	0
	2015	$21.050	$20.209	0
Putnam VT Vista Fund – Class IB
	2006	$17.025	$17.507	0
	2007	$17.507	$17.719	0
	2008	$17.719	$9.408	0
	2009	$9.408	$12.729	0
	2010	$12.729	$14.449	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.989	$13.355	0
	2007	$13.355	$13.740	0
	2008	$13.740	$8.436	0
	2009	$8.436	$13.482	0
	2010	$13.482	$15.881	0
	2011	$15.881	$12.722	0
	2012	$12.722	$14.169	0
	2013	$14.169	$19.858	0
	2014	$19.858	$21.246	0
	2015	$21.246	$19.450	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.162	$17.464	0
	2007	$17.464	$18.115	0
	2008	$18.115	$15.018	0
	2009	$15.018	$19.054	0
	2010	$19.054	$20.390	0
	2011	$20.390	$21.252	0
	2012	$21.252	$24.426	0
	2013	$24.426	$21.732	0
	2014	$21.732	$21.804	0
	2015	$21.804	$21.011	0
UIF Global Franchise Portfolio, Class II
	2006	$12.007	$14.228	0
	2007	$14.228	$15.228	159
	2008	$15.228	$10.551	157
	2009	$10.551	$13.331	156
	2010	$13.331	$14.825	154
	2011	$14.825	$15.765	153
	2012	$15.765	$17.768	152
	2013	$17.768	$20.732	151
	2014	$20.732	$21.128	150
	2015	$21.128	$21.879	149
UIF Growth Portfolio, Class I
	2006	$12.071	$12.254	3,405
	2007	$12.254	$14.565	3,141
	2008	$14.565	$7.216	3,594
	2009	$7.216	$11.649	2,973
	2010	$11.649	$13.956	2,840
	2011	$13.956	$13.229	1,648
	2012	$13.229	$14.753	1,558
	2013	$14.753	$21.301	215
	2014	$21.301	$22.092	203
	2015	$22.092	$24.179	192
UIF Growth Portfolio, Class II
	2006	$12.018	$12.166	0
	2007	$12.166	$14.432	0
	2008	$14.432	$7.127	0
	2009	$7.127	$11.478	0
	2010	$11.478	$13.723	0
	2011	$13.723	$12.975	0
	2012	$12.975	$14.429	0
	2013	$14.429	$20.785	0
	2014	$20.785	$21.501	0
	2015	$21.501	$23.475	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.772	0
	2007	$9.772	$11.682	0
	2008	$11.682	$6.058	0
	2009	$6.058	$9.296	0
	2010	$9.296	$11.990	0
	2011	$11.990	$10.853	314
	2012	$10.853	$11.481	313
	2013	$11.481	$15.391	248
	2014	$15.391	$15.284	243
	2015	$15.284	$14.011	246
UIF Small Company Growth Portfolio, Class II
	2006	$17.250	$18.813	0
	2007	$18.813	$18.885	0
	2008	$18.885	$10.968	0
	2009	$10.968	$15.684	0
	2010	$15.684	$19.355	0
	2011	$19.355	$17.229	0
	2012	$17.229	$19.270	0
	2013	$19.270	$32.194	0
	2014	$32.194	$27.040	0
	2015	$27.040	$23.784	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.756	$29.208	2,198
	2007	$29.208	$23.558	2,284
	2008	$23.558	$14.228	1,464
	2009	$14.228	$17.827	1,466
	2010	$17.827	$22.516	1,397
	2011	$22.516	$23.200	1,316
	2012	$23.200	$26.155	1,248
	2013	$26.155	$25.950	239
	2014	$25.950	$32.751	230
	2015	$32.751	$32.550	221
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.793	$9.948	0
	2007	$9.948	$10.132	0
	2008	$10.132	$10.056	4,793
	2009	$10.056	$9.815	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.270	58,931
	2007	$10.270	$11.854	205,386
	2008	$11.854	$6.685	199,825
	2009	$6.685	$8.913	180,795
	2010	$8.913	$10.256	164,209
	2011	$10.256	$9.812	144,054
	2012	$9.812	$11.214	100,760
	2013	$11.214	$14.452	78,733
	2014	$14.452	$15.879	62,262
	2015	$15.879	$15.692	43,992
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.462	22,865
	2007	$10.462	$11.161	49,421
	2008	$11.161	$8.219	88,629
	2009	$8.219	$10.026	71,540
	2010	$10.026	$11.105	60,223
	2011	$11.105	$10.882	59,897
	2012	$10.882	$11.949	52,071
	2013	$11.949	$13.311	33,428
	2014	$13.311	$13.651	7,548
	2015	$13.651	$13.362	7,230
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.491	0
	2007	$10.491	$11.353	0
	2008	$11.353	$7.507	8,967
	2009	$7.507	$9.497	8,524
	2010	$9.497	$10.686	9,013
	2011	$10.686	$10.385	8,631
	2012	$10.385	$11.556	6,431
	2013	$11.556	$13.150	7,914
	2014	$13.150	$13.536	7,914
	2015	$13.536	$13.259	7,914
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.500	4,936
	2007	$10.500	$11.477	3,177
	2008	$11.477	$6.983	1,002
	2009	$6.983	$9.015	607
	2010	$9.015	$10.281	603
	2011	$10.281	$9.832	601
	2012	$9.832	$11.144	13,252
	2013	$11.144	$13.315	12,857
	2014	$13.315	$13.724	12,812
	2015	$13.724	$13.435	12,768

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.352	2,423
	2007	$10.352	$10.789	4,787
	2008	$10.789	$9.481	6,169
	2009	$9.481	$10.696	10,903
	2010	$10.696	$11.290	10,351
	2011	$11.290	$11.265	9,775
	2012	$11.265	$11.779	7,250
	2013	$11.779	$12.196	4,066
	2014	$12.196	$12.427	3,112
	2015	$12.427	$12.159	2,614
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.618	248
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.746	0
	2007	$9.746	$11.730	1,813
	2008	$11.730	$6.375	1,340
	2009	$6.375	$9.061	1,008
	2010	$9.061	$10.680	99
	2011	$10.680	$10.557	96
	2012	$10.557	$12.277	0
	2013	$12.277	$16.264	0
	2014	$16.264	$17.979	249
	2015	$17.979	$19.079	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.824	22,952
	2007	$10.824	$11.203	55,881
	2008	$11.203	$6.928	58,510
	2009	$6.928	$8.611	60,521
	2010	$8.611	$9.722	58,553
	2011	$9.722	$9.738	57,984
	2012	$9.738	$11.081	53,033
	2013	$11.081	$14.385	52,953
	2014	$14.385	$16.037	52,904
	2015	$16.037	$15.953	52,881
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.879	9,989
	2007	$9.879	$11.212	38,987
	2008	$11.212	$6.663	39,134
	2009	$6.663	$9.164	36,579
	2010	$9.164	$11.595	34,385
	2011	$11.595	$10.173	30,938
	2012	$10.173	$11.468	24,184
	2013	$11.468	$15.334	22,235
	2014	$15.334	$16.001	20,163
	2015	$16.001	$15.490	16,418
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.888	$17.107	84,562
	2007	$17.107	$16.210	90,229
	2008	$16.210	$10.345	80,421
	2009	$10.345	$12.884	72,551
	2010	$12.884	$14.795	53,880
	2011	$14.795	$14.910	37,462
	2012	$14.910	$16.467	29,246
	2013	$16.467	$21.003	22,322
	2014	$21.003	$22.557	18,398
	2015	$22.557	$21.997	16,634

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.240	$13.079	488,323
	2007	$13.079	$13.354	651,119
	2008	$13.354	$9.244	569,671
	2009	$9.244	$12.335	496,401
	2010	$12.335	$13.677	413,030
	2011	$13.677	$13.781	278,944
	2012	$13.781	$15.278	197,379
	2013	$15.278	$17.131	157,183
	2014	$17.131	$17.637	138,150
	2015	$17.637	$16.132	106,179
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.468	$11.425	209,179
	2007	$11.425	$11.943	242,913
	2008	$11.943	$7.695	220,904
	2009	$7.695	$9.824	190,232
	2010	$9.824	$10.788	161,248
	2011	$10.788	$10.457	119,551
	2012	$10.457	$11.563	96,199
	2013	$11.563	$14.638	77,959
	2014	$14.638	$16.200	63,161
	2015	$16.200	$16.839	46,654
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.019	28,256
	2007	$11.019	$12.127	139,069
	2008	$12.127	$8.538	142,841
	2009	$8.538	$10.362	133,223
	2010	$10.362	$11.417	120,659
	2011	$11.417	$10.903	93,404
	2012	$10.903	$12.162	66,637
	2013	$12.162	$15.274	55,629
	2014	$15.274	$15.889	42,986
	2015	$15.889	$15.066	37,227
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.338	$17.869	248,012
	2007	$17.869	$18.195	286,267
	2008	$18.195	$11.261	235,403
	2009	$11.261	$13.969	193,701
	2010	$13.969	$15.286	159,607
	2011	$15.286	$14.886	113,515
	2012	$14.886	$16.736	83,588
	2013	$16.736	$21.124	65,702
	2014	$21.124	$22.269	57,172
	2015	$22.269	$20.833	51,216
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.031	$21.909	67,453
	2007	$21.909	$21.046	74,742
	2008	$21.046	$13.873	68,129
	2009	$13.873	$17.632	59,102
	2010	$17.632	$22.249	49,377
	2011	$22.249	$21.073	40,278
	2012	$21.073	$24.550	34,393
	2013	$24.550	$32.915	21,277
	2014	$32.915	$32.577	19,452
	2015	$32.577	$29.691	18,105

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.630	$18.858	1,833
	2007	$18.858	$20.643	1,745
	2008	$20.643	$11.681	1,870
	2009	$11.681	$16.505	1,956
	2010	$16.505	$20.730	1,713
	2011	$20.730	$19.415	1,657
	2012	$19.415	$21.179	1,756
	2013	$21.179	$28.795	1,604
	2014	$28.795	$30.454	1,006
	2015	$30.454	$29.173	993
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.333	$10.577	69,659
	2007	$10.577	$11.096	71,356
	2008	$11.096	$11.748	84,106
	2009	$11.748	$11.919	121,665
	2010	$11.919	$12.350	100,956
	2011	$12.350	$12.844	80,072
	2012	$12.844	$12.878	70,496
	2013	$12.878	$12.390	61,136
	2014	$12.390	$12.605	47,756
	2015	$12.605	$12.464	39,922
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.037	$32.822	33,128
	2007	$32.822	$41.594	21,398
	2008	$41.594	$19.358	21,909
	2009	$19.358	$32.879	20,227
	2010	$32.879	$38.048	17,301
	2011	$38.048	$31.506	14,612
	2012	$31.506	$35.085	14,814
	2013	$35.085	$34.209	13,969
	2014	$34.209	$30.840	11,106
	2015	$30.840	$24.400	12,384
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.241	$20.606	214,900
	2007	$20.606	$23.411	229,814
	2008	$23.411	$13.736	198,347
	2009	$13.736	$18.525	163,288
	2010	$18.525	$19.763	133,918
	2011	$19.763	$17.381	105,338
	2012	$17.381	$20.223	77,549
	2013	$20.223	$24.473	63,996
	2014	$24.473	$21.402	59,239
	2015	$21.402	$19.695	49,363
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.916	$15.444	2,751
	2007	$15.444	$16.870	2,584
	2008	$16.870	$17.632	1,829
	2009	$17.632	$20.593	2,009
	2010	$20.593	$23.194	69
	2011	$23.194	$22.627	0
	2012	$22.627	$25.621	0
	2013	$25.621	$25.625	0
	2014	$25.625	$25.680	0
	2015	$25.680	$24.183	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.098	$13.229	43,766
	2007	$13.229	$15.184	46,533
	2008	$15.184	$7.603	41,011
	2009	$7.603	$12.394	33,167
	2010	$12.394	$14.584	24,429
	2011	$14.584	$13.435	17,815
	2012	$13.435	$14.992	10,675
	2013	$14.992	$20.625	8,938
	2014	$20.625	$21.955	5,535
	2015	$21.955	$22.633	6,150
Invesco V.I. American Value Fund – Series I
	2006	$12.497	$14.844	17,725
	2007	$14.844	$15.753	14,683
	2008	$15.753	$9.101	13,906
	2009	$9.101	$12.468	12,012
	2010	$12.468	$14.999	6,277
	2011	$14.999	$14.897	2,052
	2012	$14.897	$17.197	2,714
	2013	$17.197	$22.723	1,559
	2014	$22.723	$24.542	1,242
	2015	$24.542	$21.948	829
Invesco V.I. American Value Fund – Series II
	2006	$12.472	$14.805	40,335
	2007	$14.805	$15.697	53,940
	2008	$15.697	$9.049	55,316
	2009	$9.049	$12.392	47,020
	2010	$12.392	$14.900	38,572
	2011	$14.900	$14.785	36,190
	2012	$14.785	$17.033	29,136
	2013	$17.033	$22.451	23,501
	2014	$22.451	$24.188	17,127
	2015	$24.188	$21.575	11,574
Invesco V.I. Comstock Fund – Series II
	2006	$11.622	$13.273	162,673
	2007	$13.273	$12.757	166,026
	2008	$12.757	$8.059	133,110
	2009	$8.059	$10.184	123,616
	2010	$10.184	$11.596	99,310
	2011	$11.596	$11.171	80,657
	2012	$11.171	$13.073	51,767
	2013	$13.073	$17.452	34,514
	2014	$17.452	$18.738	29,530
	2015	$18.738	$17.298	19,591
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.589	$12.840	139,142
	2007	$12.840	$13.060	160,968
	2008	$13.060	$9.937	149,835
	2009	$9.937	$11.978	125,212
	2010	$11.978	$13.206	104,510
	2011	$13.206	$12.827	91,610
	2012	$12.827	$14.187	72,177
	2013	$14.187	$17.436	63,122
	2014	$17.436	$18.663	55,130
	2015	$18.663	$17.891	35,698

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.235	$18.530	121,276
	2007	$18.530	$18.694	125,665
	2008	$18.694	$12.471	111,525
	2009	$12.471	$15.231	92,694
	2010	$15.231	$16.817	72,582
	2011	$16.817	$16.176	63,083
	2012	$16.176	$18.202	53,803
	2013	$18.202	$23.961	42,372
	2014	$23.961	$25.930	28,083
	2015	$25.930	$24.672	26,131
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.171	$12.567	7,898
	2007	$12.567	$14.543	7,549
	2008	$14.543	$7.609	6,352
	2009	$7.609	$11.709	5,887
	2010	$11.709	$14.665	5,666
	2011	$14.665	$13.082	4,466
	2012	$13.082	$14.370	3,166
	2013	$14.370	$19.318	3,141
	2014	$19.318	$20.473	26
	2015	$20.473	$20.357	24
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.332	$11.116	124,486
	2007	$11.116	$11.615	173,757
	2008	$11.615	$9.426	146,403
	2009	$9.426	$12.459	128,757
	2010	$12.459	$13.771	104,848
	2011	$13.771	$14.147	71,472
	2012	$14.147	$15.666	56,930
	2013	$15.666	$16.677	47,281
	2014	$16.677	$17.125	34,669
	2015	$17.125	$16.595	27,513
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.485	$12.958	33,197
	2007	$12.958	$13.608	39,496
	2008	$13.608	$9.552	35,683
	2009	$9.552	$11.842	30,990
	2010	$11.842	$13.871	23,559
	2011	$13.871	$13.038	21,416
	2012	$13.038	$14.188	20,874
	2013	$14.188	$18.955	19,727
	2014	$18.955	$19.986	9,421
	2015	$19.986	$18.991	8,830
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.072	$12.778	96,277
	2007	$12.778	$13.006	122,166
	2008	$13.006	$8.137	105,589
	2009	$8.137	$9.521	96,028
	2010	$9.521	$11.001	85,295
	2011	$11.001	$10.169	58,576
	2012	$10.169	$11.216	48,495
	2013	$11.216	$15.000	35,458
	2014	$15.000	$15.891	25,699
	2015	$15.891	$15.191	23,025

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.475	$12.184	31,720
	2007	$12.184	$14.541	42,332
	2008	$14.541	$8.837	39,901
	2009	$8.837	$12.658	28,179
	2010	$12.658	$15.312	21,998
	2011	$15.312	$13.555	21,588
	2012	$13.555	$15.220	16,623
	2013	$15.220	$20.531	13,598
	2014	$20.531	$21.431	12,617
	2015	$21.431	$21.665	10,656
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.851	$13.090	113,220
	2007	$13.090	$12.955	133,809
	2008	$12.955	$7.732	127,162
	2009	$7.732	$9.634	110,093
	2010	$9.634	$11.892	92,273
	2011	$11.892	$11.233	51,683
	2012	$11.233	$12.662	43,296
	2013	$12.662	$16.239	36,258
	2014	$16.239	$17.823	26,357
	2015	$17.823	$16.875	23,623
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.316	$14.111	148,739
	2007	$14.111	$15.810	121,790
	2008	$15.810	$8.454	106,556
	2009	$8.454	$11.993	82,580
	2010	$11.993	$12.881	68,853
	2011	$12.881	$12.503	48,137
	2012	$12.503	$14.002	33,575
	2013	$14.002	$17.835	28,106
	2014	$17.835	$20.206	21,753
	2015	$20.206	$20.535	17,035
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.472	$15.789	46,580
	2007	$15.789	$16.078	45,964
	2008	$16.078	$8.921	44,678
	2009	$8.921	$10.676	41,279
	2010	$10.676	$11.838	34,820
	2011	$11.838	$11.695	23,779
	2012	$11.695	$12.901	17,920
	2013	$12.901	$14.326	17,594
	2014	$14.326	$15.228	10,931
	2015	$15.228	$15.071	9,758
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.182	$10.515	131,838
	2007	$10.515	$10.770	250,642
	2008	$10.770	$6.457	255,607
	2009	$6.457	$6.929	257,461
	2010	$6.929	$7.589	213,012
	2011	$7.589	$8.060	164,661
	2012	$8.060	$8.739	148,445
	2013	$8.739	$8.567	126,006
	2014	$8.567	$9.015	108,351
	2015	$9.015	$8.934	72,550

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.090	$16.263	40,565
	2007	$16.263	$16.969	36,754
	2008	$16.969	$8.481	36,514
	2009	$8.481	$11.038	33,983
	2010	$11.038	$13.814	19,366
	2011	$13.814	$13.708	11,821
	2012	$13.708	$15.670	7,171
	2013	$15.670	$20.915	5,694
	2014	$20.915	$21.720	4,684
	2015	$21.720	$22.731	4,266
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.740	$21.645	21,514
	2007	$21.645	$22.595	24,156
	2008	$22.595	$13.267	18,696
	2009	$13.267	$18.195	15,856
	2010	$18.195	$20.717	12,923
	2011	$20.717	$18.650	8,843
	2012	$18.650	$22.198	8,304
	2013	$22.198	$27.741	7,499
	2014	$27.741	$27.861	6,507
	2015	$27.861	$28.425	6,085
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.095	$13.820	247,776
	2007	$13.820	$14.898	297,150
	2008	$14.898	$12.537	258,453
	2009	$12.537	$14.609	243,833
	2010	$14.609	$16.501	174,038
	2011	$16.501	$16.344	135,197
	2012	$16.344	$18.199	114,916
	2013	$18.199	$17.844	104,407
	2014	$17.844	$17.998	86,175
	2015	$17.998	$17.270	73,149
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.955	$15.000	61,033
	2007	$15.000	$14.691	66,322
	2008	$14.691	$3.098	87,042
	2009	$3.098	$3.840	70,920
	2010	$3.840	$4.324	59,676
	2011	$4.324	$4.147	47,869
	2012	$4.147	$4.608	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.157	$15.989	202,184
	2007	$15.989	$16.387	197,820
	2008	$16.387	$9.897	190,381
	2009	$9.897	$12.466	166,920
	2010	$12.466	$14.210	137,070
	2011	$14.210	$13.940	103,909
	2012	$13.940	$15.997	84,145
	2013	$15.997	$20.692	69,267
	2014	$20.692	$22.480	58,915
	2015	$22.480	$22.810	42,294

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.617	$21.007	54,905
	2007	$21.007	$20.384	54,188
	2008	$20.384	$12.436	48,848
	2009	$12.436	$16.752	41,773
	2010	$16.752	$20.286	30,478
	2011	$20.286	$19.489	25,911
	2012	$19.489	$22.567	22,649
	2013	$22.567	$31.230	12,489
	2014	$31.230	$34.316	10,953
	2015	$34.316	$31.712	9,526
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.783	79,948
	2010	$12.783	$14.165	69,708
	2011	$14.165	$14.208	54,645
	2012	$14.208	$16.681	38,847
	2013	$16.681	$21.737	28,911
	2014	$21.737	$24.100	23,026
	2015	$24.100	$22.995	19,338
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.202	$14.542	72,048
	2007	$14.542	$14.446	67,765
	2008	$14.446	$8.427	38,767
	2009	$8.427	$10.418	33,425
	2010	$10.418	$11.363	29,228
	2011	$11.363	$11.492	23,376
	2012	$11.492	$12.726	21,306
	2013	$12.726	$14.790	19,447
	2014	$14.790	$16.109	17,265
	2015	$16.109	$15.674	11,835
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.089	$15.649	33,202
	2007	$15.649	$15.851	29,202
	2008	$15.851	$10.401	22,083
	2009	$10.401	$13.839	20,871
	2010	$13.839	$15.620	20,539
	2011	$15.620	$15.308	17,521
	2012	$15.308	$17.202	15,255
	2013	$17.202	$20.229	14,036
	2014	$20.229	$21.783	6,161
	2015	$21.783	$21.474	7,469
Putnam VT Global Health Care Fund – Class IB
	2006	$13.308	$13.462	2,250
	2007	$13.462	$13.168	2,107
	2008	$13.168	$10.746	1,552
	2009	$10.746	$13.325	398
	2010	$13.325	$13.436	377
	2011	$13.436	$13.067	2,043
	2012	$13.067	$15.723	2,013
	2013	$15.723	$21.919	1,977
	2014	$21.919	$27.534	254
	2015	$27.534	$29.206	195

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.020	$22.529	4,787
	2007	$22.529	$26.590	2,885
	2008	$26.590	$18.188	2,084
	2009	$18.188	$19.216	2,203
	2010	$19.216	$19.257	2,334
	2011	$19.257	$17.927	1,810
	2012	$17.927	$18.530	1,586
	2013	$18.530	$20.755	1,625
	2014	$20.755	$23.403	1,518
	2015	$23.403	$20.747	1,606
Putnam VT Growth and Income Fund – Class IB
	2006	$15.331	$17.489	51,557
	2007	$17.489	$16.170	56,846
	2008	$16.170	$9.755	35,860
	2009	$9.755	$12.461	31,367
	2010	$12.461	$14.027	24,921
	2011	$14.027	$13.163	19,371
	2012	$13.163	$15.433	16,170
	2013	$15.433	$20.606	8,984
	2014	$20.606	$22.455	7,102
	2015	$22.455	$20.434	7,397
Putnam VT High Yield Fund – Class IB
	2006	$14.766	$16.062	84,296
	2007	$16.062	$16.246	90,170
	2008	$16.246	$11.820	71,506
	2009	$11.820	$17.470	63,317
	2010	$17.470	$19.606	48,193
	2011	$19.606	$19.634	35,571
	2012	$19.634	$22.414	33,633
	2013	$22.414	$23.790	30,261
	2014	$23.790	$23.777	21,446
	2015	$23.777	$22.147	18,992
Putnam VT Income Fund – Class IB
	2006	$10.838	$11.149	278,298
	2007	$11.149	$11.544	316,107
	2008	$11.544	$8.642	257,346
	2009	$8.642	$12.472	195,766
	2010	$12.472	$13.486	163,032
	2011	$13.486	$13.935	120,780
	2012	$13.935	$15.187	107,819
	2013	$15.187	$15.225	93,031
	2014	$15.225	$15.950	76,763
	2015	$15.950	$15.468	63,134
Putnam VT International Equity Fund – Class IB
	2006	$16.939	$21.291	56,149
	2007	$21.291	$22.704	67,587
	2008	$22.704	$12.523	61,723
	2009	$12.523	$15.359	57,600
	2010	$15.359	$16.630	54,173
	2011	$16.630	$13.595	44,970
	2012	$13.595	$16.310	39,040
	2013	$16.310	$20.557	33,565
	2014	$20.557	$18.859	23,679
	2015	$18.859	$18.585	20,939

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.460	$17.334	28,439
	2007	$17.334	$16.176	33,309
	2008	$16.176	$9.623	21,458
	2009	$9.623	$12.389	19,349
	2010	$12.389	$13.889	16,051
	2011	$13.889	$13.675	9,056
	2012	$13.675	$15.722	8,321
	2013	$15.722	$20.906	6,120
	2014	$20.906	$23.436	4,725
	2015	$23.436	$22.561	4,349
Putnam VT Money Market Fund – Class IB
	2006	$9.873	$10.144	212,468
	2007	$10.144	$10.459	333,114
	2008	$10.459	$10.557	236,819
	2009	$10.557	$10.411	245,324
	2010	$10.411	$10.249	247,881
	2011	$10.249	$10.088	165,490
	2012	$10.088	$9.928	147,523
	2013	$9.928	$9.771	167,744
	2014	$9.771	$9.617	161,585
	2015	$9.617	$9.465	137,093
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.900	$16.987	4,578
	2007	$16.987	$17.675	3,706
	2008	$17.675	$10.654	1,418
	2009	$10.654	$13.855	482
	2010	$13.855	$16.301	4,562
	2011	$16.301	$15.227	2,694
	2012	$15.227	$17.496	2,477
	2013	$17.496	$23.492	1,939
	2014	$23.492	$26.237	1,788
	2015	$26.237	$25.745	1,747
Putnam VT New Value Fund – Class IB
	2006	$17.296	$19.747	83,473
	2007	$19.747	$18.481	99,643
	2008	$18.481	$10.047	92,634
	2009	$10.047	$9.460	0
Putnam VT Research Fund – Class IB
	2006	$14.361	$15.733	4,443
	2007	$15.733	$15.568	3,226
	2008	$15.568	$9.415	2,745
	2009	$9.415	$12.340	1,662
	2010	$12.340	$14.132	1,628
	2011	$14.132	$13.665	378
	2012	$13.665	$15.857	98
	2013	$15.857	$20.811	85
	2014	$20.811	$23.524	23
	2015	$23.524	$22.792	0
Putnam VT Vista Fund – Class IB
	2006	$17.515	$18.177	9,150
	2007	$18.177	$18.568	7,663
	2008	$18.568	$9.950	6,265
	2009	$9.950	$13.586	5,142
	2010	$13.586	$15.526	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.363	$13.866	70,383
	2007	$13.866	$14.398	64,271
	2008	$14.398	$8.922	51,527
	2009	$8.922	$14.390	44,697
	2010	$14.390	$17.106	37,002
	2011	$17.106	$13.830	26,322
	2012	$13.830	$15.546	23,164
	2013	$15.546	$21.988	17,360
	2014	$21.988	$23.742	14,120
	2015	$23.742	$21.936	13,995
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.627	$18.131	24,735
	2007	$18.131	$18.983	25,013
	2008	$18.983	$15.882	22,345
	2009	$15.882	$20.337	22,960
	2010	$20.337	$21.963	19,235
	2011	$21.963	$23.103	12,529
	2012	$23.103	$26.798	11,721
	2013	$26.798	$24.063	10,319
	2014	$24.063	$24.365	9,091
	2015	$24.365	$23.696	7,124
UIF Global Franchise Portfolio, Class II
	2006	$12.230	$14.625	126,365
	2007	$14.625	$15.798	126,897
	2008	$15.798	$11.048	108,420
	2009	$11.048	$14.086	97,432
	2010	$14.086	$15.809	84,098
	2011	$15.809	$16.967	69,786
	2012	$16.967	$19.299	59,780
	2013	$19.299	$22.727	50,339
	2014	$22.727	$23.374	38,770
	2015	$23.374	$24.429	24,222
UIF Growth Portfolio, Class I
	2006	$12.257	$12.558	5,209
	2007	$12.558	$15.064	4,795
	2008	$15.064	$7.532	3,861
	2009	$7.532	$12.272	3,428
	2010	$12.272	$14.838	2,323
	2011	$14.838	$14.194	2,202
	2012	$14.194	$15.976	2,099
	2013	$15.976	$23.280	1,882
	2014	$23.280	$24.367	1,870
	2015	$24.367	$26.915	1,747
UIF Growth Portfolio, Class II
	2006	$12.203	$12.468	8,295
	2007	$12.468	$14.926	8,181
	2008	$14.926	$7.440	8,649
	2009	$7.440	$12.092	5,348
	2010	$12.092	$14.590	5,199
	2011	$14.590	$13.922	2,023
	2012	$13.922	$15.625	1,938
	2013	$15.625	$22.716	1,604
	2014	$22.716	$23.716	1,592
	2015	$23.716	$26.132	1,352

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.833	33,087
	2007	$9.833	$11.864	55,991
	2008	$11.864	$6.209	61,786
	2009	$6.209	$9.616	51,479
	2010	$9.616	$12.517	33,210
	2011	$12.517	$11.434	25,338
	2012	$11.434	$12.207	21,700
	2013	$12.207	$16.516	16,969
	2014	$16.516	$16.553	15,203
	2015	$16.553	$15.314	10,952
UIF Small Company Growth Portfolio, Class II
	2006	$17.677	$19.456	11,922
	2007	$19.456	$19.712	9,527
	2008	$19.712	$11.554	7,698
	2009	$11.554	$16.675	7,106
	2010	$16.675	$20.768	6,847
	2011	$20.768	$18.657	7,126
	2012	$18.657	$21.060	7,167
	2013	$21.060	$35.508	5,286
	2014	$35.508	$30.100	693
	2015	$30.100	$26.720	611
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.382	$30.325	37,755
	2007	$30.325	$24.686	45,700
	2008	$24.686	$15.048	41,215
	2009	$15.048	$19.028	37,874
	2010	$19.028	$24.254	30,799
	2011	$24.254	$25.221	25,190
	2012	$25.221	$28.696	20,454
	2013	$28.696	$28.735	18,541
	2014	$28.735	$36.599	10,926
	2015	$36.599	$36.710	9,173
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.975	$10.226	55,566
	2007	$10.226	$10.511	52,997
	2008	$10.511	$10.529	45,546
	2009	$10.529	$10.368	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.3

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.207	0
	2007	$10.207	$11.673	0
	2008	$11.673	$6.523	0
	2009	$6.523	$8.616	0
	2010	$8.616	$9.824	0
	2011	$9.824	$9.313	0
	2012	$9.313	$10.547	0
	2013	$10.547	$13.467	0
	2014	$13.467	$14.663	0
	2015	$14.663	$14.357	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.397	0
	2007	$10.397	$10.991	0
	2008	$10.991	$8.020	0
	2009	$8.020	$9.693	0
	2010	$9.693	$10.638	0
	2011	$10.638	$10.329	0
	2012	$10.329	$11.238	0
	2013	$11.238	$12.404	0
	2014	$12.404	$12.605	0
	2015	$12.605	$12.226	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.427	0
	2007	$10.427	$11.179	0
	2008	$11.179	$7.325	0
	2009	$7.325	$9.182	0
	2010	$9.182	$10.236	0
	2011	$10.236	$9.858	0
	2012	$9.858	$10.868	0
	2013	$10.868	$12.255	0
	2014	$12.255	$12.498	0
	2015	$12.498	$12.131	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.436	0
	2007	$10.436	$11.302	0
	2008	$11.302	$6.813	0
	2009	$6.813	$8.715	0
	2010	$8.715	$9.849	0
	2011	$9.849	$9.332	0
	2012	$9.332	$10.481	0
	2013	$10.481	$12.408	0
	2014	$12.408	$12.673	0
	2015	$12.673	$12.292	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.289	0
	2007	$10.289	$10.624	0
	2008	$10.624	$9.251	0
	2009	$9.251	$10.341	0
	2010	$10.341	$10.815	0
	2011	$10.815	$10.693	0
	2012	$10.693	$11.079	0
	2013	$11.079	$11.366	0
	2014	$11.366	$11.475	0
	2015	$11.475	$11.125	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.035	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.686	0
	2007	$9.686	$11.551	0
	2008	$11.551	$6.220	0
	2009	$6.220	$8.760	0
	2010	$8.760	$10.230	0
	2011	$10.230	$10.021	0
	2012	$10.021	$11.547	0
	2013	$11.547	$15.156	0
	2014	$15.156	$16.602	0
	2015	$16.602	$17.567	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.757	0
	2007	$10.757	$11.031	0
	2008	$11.031	$6.759	0
	2009	$6.759	$8.325	0
	2010	$8.325	$9.313	0
	2011	$9.313	$9.244	0
	2012	$9.244	$10.422	0
	2013	$10.422	$13.405	0
	2014	$13.405	$14.809	0
	2015	$14.809	$14.596	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.818	0
	2007	$9.818	$11.040	0
	2008	$11.040	$6.501	0
	2009	$6.501	$8.859	0
	2010	$8.859	$11.107	0
	2011	$11.107	$9.656	0
	2012	$9.656	$10.786	0
	2013	$10.786	$14.290	0
	2014	$14.290	$14.775	0
	2015	$14.775	$14.172	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.472	$16.477	0
	2007	$16.477	$15.469	0
	2008	$15.469	$9.782	0
	2009	$9.782	$12.072	0
	2010	$12.072	$13.735	0
	2011	$13.735	$13.716	0
	2012	$13.716	$15.009	0
	2013	$15.009	$18.968	0
	2014	$18.968	$20.186	0
	2015	$20.186	$19.504	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.069	$12.763	0
	2007	$12.763	$12.911	0
	2008	$12.911	$8.856	0
	2009	$8.856	$11.709	0
	2010	$11.709	$12.865	0
	2011	$12.865	$12.844	0
	2012	$12.844	$14.108	0
	2013	$14.108	$15.675	0
	2014	$15.675	$15.990	0
	2015	$15.990	$14.492	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.349	$11.192	40
	2007	$11.192	$11.592	40
	2008	$11.592	$7.400	40
	2009	$7.400	$9.361	39
	2010	$9.361	$10.186	1,243
	2011	$10.186	$9.783	1,174
	2012	$9.783	$10.719	1,164
	2013	$10.719	$13.445	1,050
	2014	$13.445	$14.744	934
	2015	$14.744	$15.186	818
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.951	0
	2007	$10.951	$11.942	0
	2008	$11.942	$8.331	0
	2009	$8.331	$10.018	0
	2010	$10.018	$10.936	0
	2011	$10.936	$10.349	0
	2012	$10.349	$11.439	0
	2013	$11.439	$14.234	0
	2014	$14.234	$14.672	0
	2015	$14.672	$13.785	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.909	$17.211	552
	2007	$17.211	$17.364	548
	2008	$17.364	$10.648	545
	2009	$10.648	$13.088	540
	2010	$13.088	$14.191	0
	2011	$14.191	$13.694	0
	2012	$13.694	$15.254	0
	2013	$15.254	$19.078	0
	2014	$19.078	$19.928	0
	2015	$19.928	$18.472	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.498	$21.102	0
	2007	$21.102	$20.084	0
	2008	$20.084	$13.117	0
	2009	$13.117	$16.520	0
	2010	$16.520	$20.655	0
	2011	$20.655	$19.385	0
	2012	$19.385	$22.376	0
	2013	$22.376	$29.727	0
	2014	$29.727	$29.152	0
	2015	$29.152	$26.326	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.137	$18.164	0
	2007	$18.164	$19.700	0
	2008	$19.700	$11.045	0
	2009	$11.045	$15.464	0
	2010	$15.464	$19.244	0
	2011	$19.244	$17.860	0
	2012	$17.860	$19.303	0
	2013	$19.303	$26.005	0
	2014	$26.005	$27.252	0
	2015	$27.252	$25.867	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.176	$10.322	0
	2007	$10.322	$10.728	0
	2008	$10.728	$11.255	0
	2009	$11.255	$11.315	0
	2010	$11.315	$11.616	0
	2011	$11.616	$11.971	0
	2012	$11.971	$11.892	0
	2013	$11.892	$11.337	0
	2014	$11.337	$11.428	0
	2015	$11.428	$11.197	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.309	$31.613	0
	2007	$31.613	$39.694	0
	2008	$39.694	$18.304	0
	2009	$18.304	$30.806	0
	2010	$30.806	$35.323	0
	2011	$35.323	$28.983	0
	2012	$28.983	$31.979	0
	2013	$31.979	$30.895	0
	2014	$30.895	$27.597	0
	2015	$27.597	$21.634	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.759	$19.847	281
	2007	$19.847	$22.342	279
	2008	$22.342	$12.988	277
	2009	$12.988	$17.356	275
	2010	$17.356	$18.347	668
	2011	$18.347	$15.988	631
	2012	$15.988	$18.432	626
	2013	$18.432	$22.102	565
	2014	$22.102	$19.152	502
	2015	$19.152	$17.462	440
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.526	$14.875	0
	2007	$14.875	$16.099	0
	2008	$16.099	$16.672	0
	2009	$16.672	$19.294	0
	2010	$19.294	$21.533	0
	2011	$21.533	$20.815	0
	2012	$20.815	$23.353	0
	2013	$23.353	$23.143	0
	2014	$23.143	$22.980	0
	2015	$22.980	$21.443	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.732	$12.742	0
	2007	$12.742	$14.490	0
	2008	$14.490	$7.189	0
	2009	$7.189	$11.612	0
	2010	$11.612	$13.539	0
	2011	$13.539	$12.359	0
	2012	$12.359	$13.665	0
	2013	$13.665	$18.627	0
	2014	$18.627	$19.647	0
	2015	$19.647	$20.068	0
Invesco V.I. American Value Fund – Series I
	2006	$12.307	$14.486	311
	2007	$14.486	$15.231	309
	2008	$15.231	$8.719	307
	2009	$8.719	$11.835	304
	2010	$11.835	$14.108	0
	2011	$14.108	$13.884	0
	2012	$13.884	$15.881	0
	2013	$15.881	$20.792	0
	2014	$20.792	$22.251	0
	2015	$22.251	$19.716	0
Invesco V.I. American Value Fund – Series II
	2006	$12.282	$14.447	0
	2007	$14.447	$15.176	0
	2008	$15.176	$8.668	0
	2009	$8.668	$11.763	0
	2010	$11.763	$14.014	0
	2011	$14.014	$13.779	0
	2012	$13.779	$15.729	0
	2013	$15.729	$20.542	0
	2014	$20.542	$21.929	0
	2015	$21.929	$19.382	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.446	$12.952	0
	2007	$12.952	$12.334	0
	2008	$12.334	$7.721	0
	2009	$7.721	$9.667	0
	2010	$9.667	$10.906	0
	2011	$10.906	$10.411	0
	2012	$10.411	$12.072	0
	2013	$12.072	$15.969	0
	2014	$15.969	$16.988	0
	2015	$16.988	$15.539	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.413	$12.530	0
	2007	$12.530	$12.627	0
	2008	$12.627	$9.520	0
	2009	$9.520	$11.370	0
	2010	$11.370	$12.421	0
	2011	$12.421	$11.955	0
	2012	$11.955	$13.101	0
	2013	$13.101	$15.954	0
	2014	$15.954	$16.920	0
	2015	$16.920	$16.072	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.781	$17.848	625
	2007	$17.848	$17.840	621
	2008	$17.840	$11.792	617
	2009	$11.792	$14.270	611
	2010	$14.270	$15.612	1,101
	2011	$15.612	$14.880	1,040
	2012	$14.880	$16.590	1,032
	2013	$16.590	$21.640	930
	2014	$21.640	$23.204	827
	2015	$23.204	$21.876	725
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.986	$12.263	0
	2007	$12.263	$14.061	0
	2008	$14.061	$7.289	0
	2009	$7.289	$11.114	0
	2010	$11.114	$13.794	0
	2011	$13.794	$12.192	0
	2012	$12.192	$13.270	0
	2013	$13.270	$17.676	0
	2014	$17.676	$18.561	0
	2015	$18.561	$18.287	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.214	$10.890	0
	2007	$10.890	$11.274	0
	2008	$11.274	$9.065	0
	2009	$9.065	$11.873	0
	2010	$11.873	$13.003	0
	2011	$13.003	$13.236	0
	2012	$13.236	$14.523	0
	2013	$14.523	$15.319	0
	2014	$15.319	$15.586	0
	2015	$15.586	$14.966	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.355	$12.694	0
	2007	$12.694	$13.208	0
	2008	$13.208	$9.186	0
	2009	$9.186	$11.284	0
	2010	$11.284	$13.097	0
	2011	$13.097	$12.198	0
	2012	$12.198	$13.152	0
	2013	$13.152	$17.411	0
	2014	$17.411	$18.190	0
	2015	$18.190	$17.126	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.946	$12.518	0
	2007	$12.518	$12.624	0
	2008	$12.624	$7.826	0
	2009	$7.826	$9.073	0
	2010	$9.073	$10.388	0
	2011	$10.388	$9.513	0
	2012	$9.513	$10.397	0
	2013	$10.397	$13.778	0
	2014	$13.778	$14.463	0
	2015	$14.463	$13.699	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.344	$11.936	0
	2007	$11.936	$14.114	0
	2008	$14.114	$8.499	0
	2009	$8.499	$12.062	0
	2010	$12.062	$14.458	0
	2011	$14.458	$12.682	0
	2012	$12.682	$14.109	0
	2013	$14.109	$18.859	0
	2014	$18.859	$19.505	0
	2015	$19.505	$19.538	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.716	$12.823	0
	2007	$12.823	$12.574	0
	2008	$12.574	$7.435	0
	2009	$7.435	$9.180	0
	2010	$9.180	$11.228	0
	2011	$11.228	$10.510	0
	2012	$10.510	$11.738	0
	2013	$11.738	$14.916	0
	2014	$14.916	$16.221	0
	2015	$16.221	$15.218	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.994	$13.644	0
	2007	$13.644	$15.146	0
	2008	$15.146	$8.025	0
	2009	$8.025	$11.280	0
	2010	$11.280	$12.005	0
	2011	$12.005	$11.546	0
	2012	$11.546	$12.812	0
	2013	$12.812	$16.170	0
	2014	$16.170	$18.152	0
	2015	$18.152	$18.279	0
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.067	$15.207	0
	2007	$15.207	$15.343	0
	2008	$15.343	$8.435	0
	2009	$8.435	$10.002	0
	2010	$10.002	$10.990	0
	2011	$10.990	$10.758	0
	2012	$10.758	$11.759	0
	2013	$11.759	$12.938	0
	2014	$12.938	$13.627	0
	2015	$13.627	$13.363	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.066	$10.300	0
	2007	$10.300	$10.453	0
	2008	$10.453	$6.210	0
	2009	$6.210	$6.603	0
	2010	$6.603	$7.165	0
	2011	$7.165	$7.541	0
	2012	$7.541	$8.101	0
	2013	$8.101	$7.869	0
	2014	$7.869	$8.205	0
	2015	$8.205	$8.057	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.640	$15.664	0
	2007	$15.664	$16.193	0
	2008	$16.193	$8.019	0
	2009	$8.019	$10.342	0
	2010	$10.342	$12.824	0
	2011	$12.824	$12.610	0
	2012	$12.610	$14.283	0
	2013	$14.283	$18.889	0
	2014	$18.889	$19.436	0
	2015	$19.436	$20.155	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.216	$20.848	0
	2007	$20.848	$21.563	0
	2008	$21.563	$12.545	0
	2009	$12.545	$17.047	0
	2010	$17.047	$19.233	0
	2011	$19.233	$17.156	0
	2012	$17.156	$20.232	0
	2013	$20.232	$25.054	0
	2014	$25.054	$24.932	0
	2015	$24.932	$25.204	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.729	$13.310	0
	2007	$13.310	$14.217	0
	2008	$14.217	$11.855	0
	2009	$11.855	$13.688	0
	2010	$13.688	$15.319	0
	2011	$15.319	$15.035	0
	2012	$15.035	$16.588	0
	2013	$16.588	$16.115	0
	2014	$16.115	$16.106	0
	2015	$16.106	$15.313	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.564	$14.448	0
	2007	$14.448	$14.020	0
	2008	$14.020	$2.929	0
	2009	$2.929	$3.597	0
	2010	$3.597	$4.014	0
	2011	$4.014	$3.814	0
	2012	$3.814	$4.207	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.761	$15.400	29
	2007	$15.400	$15.638	29
	2008	$15.638	$9.358	29
	2009	$9.358	$11.680	29
	2010	$11.680	$13.192	0
	2011	$13.192	$12.823	0
	2012	$12.823	$14.580	0
	2013	$14.580	$18.687	0
	2014	$18.687	$20.117	0
	2015	$20.117	$20.226	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.096	$20.234	211
	2007	$20.234	$19.452	210
	2008	$19.452	$11.759	209
	2009	$11.759	$15.695	207
	2010	$15.695	$18.833	0
	2011	$18.833	$17.927	0
	2012	$17.927	$20.569	0
	2013	$20.569	$28.205	0
	2014	$28.205	$30.708	0
	2015	$30.708	$28.118	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.976	0
	2010	$11.976	$13.150	0
	2011	$13.150	$13.070	0
	2012	$13.070	$15.204	0
	2013	$15.204	$19.631	0
	2014	$19.631	$21.566	0
	2015	$21.566	$20.389	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.833	$14.006	0
	2007	$14.006	$13.786	0
	2008	$13.786	$7.968	0
	2009	$7.968	$9.761	0
	2010	$9.761	$10.548	0
	2011	$10.548	$10.571	0
	2012	$10.571	$11.599	0
	2013	$11.599	$13.357	0
	2014	$13.357	$14.416	0
	2015	$14.416	$13.898	0
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.695	$15.072	0
	2007	$15.072	$15.127	0
	2008	$15.127	$9.835	0
	2009	$9.835	$12.966	0
	2010	$12.966	$14.501	0
	2011	$14.501	$14.081	0
	2012	$14.081	$15.679	0
	2013	$15.679	$18.269	0
	2014	$18.269	$19.493	0
	2015	$19.493	$19.041	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.935	$12.966	0
	2007	$12.966	$12.566	0
	2008	$12.566	$10.161	0
	2009	$10.161	$12.484	0
	2010	$12.484	$12.474	0
	2011	$12.474	$12.020	0
	2012	$12.020	$14.330	0
	2013	$14.330	$19.796	0
	2014	$19.796	$24.639	0
	2015	$24.639	$25.897	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.516	$21.699	0
	2007	$21.699	$25.376	0
	2008	$25.376	$17.199	0
	2009	$17.199	$18.004	0
	2010	$18.004	$17.878	0
	2011	$17.878	$16.491	0
	2012	$16.491	$16.890	0
	2013	$16.890	$18.745	0
	2014	$18.745	$20.943	0
	2015	$20.943	$18.396	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.902	$16.845	0
	2007	$16.845	$15.431	0
	2008	$15.431	$9.224	0
	2009	$9.224	$11.675	0
	2010	$11.675	$13.022	0
	2011	$13.022	$12.109	0
	2012	$12.109	$14.066	0
	2013	$14.066	$18.609	0
	2014	$18.609	$20.094	0
	2015	$20.094	$18.118	0
Putnam VT High Yield Fund – Class IB
	2006	$14.353	$15.470	0
	2007	$15.470	$15.504	0
	2008	$15.504	$11.177	0
	2009	$11.177	$16.368	0
	2010	$16.368	$18.202	0
	2011	$18.202	$18.061	0
	2012	$18.061	$20.430	0
	2013	$20.430	$21.486	0
	2014	$21.486	$21.278	0
	2015	$21.278	$19.637	0
Putnam VT Income Fund – Class IB
	2006	$10.535	$10.738	0
	2007	$10.738	$11.016	0
	2008	$11.016	$8.171	0
	2009	$8.171	$11.686	0
	2010	$11.686	$12.520	0
	2011	$12.520	$12.819	0
	2012	$12.819	$13.842	0
	2013	$13.842	$13.750	0
	2014	$13.750	$14.273	0
	2015	$14.273	$13.715	0
Putnam VT International Equity Fund – Class IB
	2006	$16.465	$20.507	0
	2007	$20.507	$21.667	0
	2008	$21.667	$11.841	0
	2009	$11.841	$14.390	0
	2010	$14.390	$15.439	0
	2011	$15.439	$12.505	0
	2012	$12.505	$14.866	0
	2013	$14.866	$18.565	0
	2014	$18.565	$16.876	0
	2015	$16.876	$16.478	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.027	$16.696	0
	2007	$16.696	$15.437	0
	2008	$15.437	$9.099	0
	2009	$9.099	$11.607	0
	2010	$11.607	$12.894	0
	2011	$12.894	$12.579	0
	2012	$12.579	$14.329	0
	2013	$14.329	$18.881	0
	2014	$18.881	$20.972	0
	2015	$20.972	$20.005	0
Putnam VT Money Market Fund – Class IB
	2006	$9.597	$9.770	0
	2007	$9.770	$9.981	0
	2008	$9.981	$9.982	0
	2009	$9.982	$9.754	0
	2010	$9.754	$9.515	0
	2011	$9.515	$9.279	0
	2012	$9.279	$9.049	0
	2013	$9.049	$8.824	0
	2014	$8.824	$8.605	0
	2015	$8.605	$8.392	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.456	$16.362	0
	2007	$16.362	$16.868	0
	2008	$16.868	$10.074	0
	2009	$10.074	$12.980	0
	2010	$12.980	$15.133	0
	2011	$15.133	$14.007	0
	2012	$14.007	$15.946	0
	2013	$15.946	$21.216	0
	2014	$21.216	$23.478	0
	2015	$23.478	$22.827	0
Putnam VT New Value Fund – Class IB
	2006	$16.812	$19.020	0
	2007	$19.020	$17.637	0
	2008	$17.637	$9.500	0
	2009	$9.500	$8.935	0
Putnam VT Research Fund – Class IB
	2006	$13.960	$15.153	0
	2007	$15.153	$14.856	0
	2008	$14.856	$8.902	0
	2009	$8.902	$11.561	0
	2010	$11.561	$13.120	0
	2011	$13.120	$12.570	0
	2012	$12.570	$14.453	0
	2013	$14.453	$18.795	0
	2014	$18.795	$21.050	0
	2015	$21.050	$20.209	0
Putnam VT Vista Fund – Class IB
	2006	$17.025	$17.507	0
	2007	$17.507	$17.719	0
	2008	$17.719	$9.408	0
	2009	$9.408	$12.729	0
	2010	$12.729	$14.449	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.989	$13.355	0
	2007	$13.355	$13.740	0
	2008	$13.740	$8.436	0
	2009	$8.436	$13.482	0
	2010	$13.482	$15.881	0
	2011	$15.881	$12.722	0
	2012	$12.722	$14.169	0
	2013	$14.169	$19.858	0
	2014	$19.858	$21.246	0
	2015	$21.246	$19.450	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.162	$17.464	0
	2007	$17.464	$18.115	0
	2008	$18.115	$15.018	0
	2009	$15.018	$19.054	0
	2010	$19.054	$20.390	0
	2011	$20.390	$21.252	0
	2012	$21.252	$24.426	0
	2013	$24.426	$21.732	0
	2014	$21.732	$21.804	0
	2015	$21.804	$21.011	0
UIF Global Franchise Portfolio, Class II
	2006	$12.007	$14.228	0
	2007	$14.228	$15.228	0
	2008	$15.228	$10.551	0
	2009	$10.551	$13.331	0
	2010	$13.331	$14.825	0
	2011	$14.825	$15.765	0
	2012	$15.765	$17.768	0
	2013	$17.768	$20.732	0
	2014	$20.732	$21.128	0
	2015	$21.128	$21.879	0
UIF Growth Portfolio, Class I
	2006	$12.071	$12.254	688,857
	2007	$12.254	$14.565	851
	2008	$14.565	$7.216	845
	2009	$7.216	$11.649	838
	2010	$11.649	$13.956	0
	2011	$13.956	$13.229	0
	2012	$13.229	$14.753	0
	2013	$14.753	$21.301	0
	2014	$21.301	$22.092	0
	2015	$22.092	$24.179	0
UIF Growth Portfolio, Class II
	2006	$12.018	$12.166	0
	2007	$12.166	$14.432	0
	2008	$14.432	$7.127	0
	2009	$7.127	$11.478	0
	2010	$11.478	$13.723	0
	2011	$13.723	$12.975	0
	2012	$12.975	$14.429	0
	2013	$14.429	$20.785	0
	2014	$20.785	$21.501	0
	2015	$21.501	$23.475	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.772	0
	2007	$9.772	$11.682	0
	2008	$11.682	$6.058	0
	2009	$6.058	$9.296	0
	2010	$9.296	$11.990	0
	2011	$11.990	$10.853	0
	2012	$10.853	$11.481	0
	2013	$11.481	$15.391	0
	2014	$15.391	$15.284	0
	2015	$15.284	$14.011	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.250	$18.813	211
	2007	$18.813	$18.885	210
	2008	$18.885	$10.968	208
	2009	$10.968	$15.684	207
	2010	$15.684	$19.355	0
	2011	$19.355	$17.229	0
	2012	$17.229	$19.270	0
	2013	$19.270	$32.194	0
	2014	$32.194	$27.040	0
	2015	$27.040	$23.784	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.756	$29.208	0
	2007	$29.208	$23.558	0
	2008	$23.558	$14.228	0
	2009	$14.228	$17.827	0
	2010	$17.827	$22.516	0
	2011	$22.516	$23.200	0
	2012	$23.200	$26.155	0
	2013	$26.155	$25.950	0
	2014	$25.950	$32.751	0
	2015	$32.751	$32.550	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.793	$9.948	0
	2007	$9.948	$10.132	0
	2008	$10.132	$10.056	0
	2009	$10.056	$9.815	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.263	414,282
	2007	$10.263	$11.834	723,702
	2008	$11.834	$6.667	709,286
	2009	$6.667	$8.879	601,778
	2010	$8.879	$10.207	457,330
	2011	$10.207	$9.755	278,431
	2012	$9.755	$11.138	209,648
	2013	$11.138	$14.339	182,434
	2014	$14.339	$15.740	171,160
	2015	$15.740	$15.538	142,096
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.454	130,383
	2007	$10.454	$11.142	148,898
	2008	$11.142	$8.197	65,773
	2009	$8.197	$9.989	55,401
	2010	$9.989	$11.052	39,273
	2011	$11.052	$10.819	60,877
	2012	$10.819	$11.868	54,470
	2013	$11.868	$13.207	31,225
	2014	$13.207	$13.531	6,220
	2015	$13.531	$13.232	1,008
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.484	36,399
	2007	$10.484	$11.333	99,598
	2008	$11.333	$7.487	65,030
	2009	$7.487	$9.462	27,133
	2010	$9.462	$10.635	24,098
	2011	$10.635	$10.326	49,240
	2012	$10.326	$11.478	35,812
	2013	$11.478	$13.048	31,923
	2014	$13.048	$13.417	30,405
	2015	$13.417	$13.129	21,337
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.493	42,087
	2007	$10.493	$11.458	40,167
	2008	$11.458	$6.964	88,559
	2009	$6.964	$8.981	82,513
	2010	$8.981	$10.232	81,870
	2011	$10.232	$9.775	12,194
	2012	$9.775	$11.069	13,301
	2013	$11.069	$13.211	5,401
	2014	$13.211	$13.604	3,310
	2015	$13.604	$13.303	1,766

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.345	9,730
	2007	$10.345	$10.771	10,156
	2008	$10.771	$9.455	4,355
	2009	$9.455	$10.656	3,997
	2010	$10.656	$11.236	2,189
	2011	$11.236	$11.200	213
	2012	$11.200	$11.700	201
	2013	$11.700	$12.101	223
	2014	$12.101	$12.318	243
	2015	$12.318	$12.040	242
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.436	1,754
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.739	7,984
	2007	$9.739	$11.710	10,829
	2008	$11.710	$6.358	16,378
	2009	$6.358	$9.027	9,794
	2010	$9.027	$10.629	10,512
	2011	$10.629	$10.497	3,415
	2012	$10.497	$12.194	1,233
	2013	$12.194	$16.138	6,432
	2014	$16.138	$17.822	2,055
	2015	$17.822	$18.906	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.816	37,450
	2007	$10.816	$11.184	47,278
	2008	$11.184	$6.909	85,968
	2009	$6.909	$8.579	72,421
	2010	$8.579	$9.676	41,785
	2011	$9.676	$9.682	28,227
	2012	$9.682	$11.006	23,708
	2013	$11.006	$14.273	18,408
	2014	$14.273	$15.897	27,945
	2015	$15.897	$15.797	23,827
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.872	94,755
	2007	$9.872	$11.192	192,846
	2008	$11.192	$6.645	203,011
	2009	$6.645	$9.130	175,340
	2010	$9.130	$11.540	141,472
	2011	$11.540	$10.114	106,342
	2012	$10.114	$11.391	81,963
	2013	$11.391	$15.215	71,804
	2014	$15.215	$15.860	67,692
	2015	$15.860	$15.338	58,596
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.840	$17.034	302,687
	2007	$17.034	$16.124	261,390
	2008	$16.124	$10.280	205,726
	2009	$10.280	$12.790	177,653
	2010	$12.790	$14.672	132,201
	2011	$14.672	$14.771	114,763
	2012	$14.771	$16.297	82,084
	2013	$16.297	$20.765	66,484
	2014	$20.765	$22.279	66,475
	2015	$22.279	$21.703	51,015

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.221	$13.044	2,122,022
	2007	$13.044	$13.304	2,815,817
	2008	$13.304	$9.200	2,181,007
	2009	$9.200	$12.264	1,764,424
	2010	$12.264	$13.585	1,293,447
	2011	$13.585	$13.674	980,131
	2012	$13.674	$15.144	823,280
	2013	$15.144	$16.963	676,234
	2014	$16.963	$17.446	549,215
	2015	$17.446	$15.941	446,518
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.455	$11.399	825,544
	2007	$11.399	$11.903	1,001,796
	2008	$11.903	$7.661	880,173
	2009	$7.661	$9.771	773,389
	2010	$9.771	$10.719	538,058
	2011	$10.719	$10.380	394,360
	2012	$10.380	$11.467	298,662
	2013	$11.467	$14.501	231,236
	2014	$14.501	$16.032	164,944
	2015	$16.032	$16.648	131,208
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.011	320,169
	2007	$11.011	$12.107	558,370
	2008	$12.107	$8.515	496,269
	2009	$8.515	$10.323	331,500
	2010	$10.323	$11.362	236,990
	2011	$11.362	$10.840	174,737
	2012	$10.840	$12.080	130,342
	2013	$12.080	$15.156	228,819
	2014	$15.156	$15.750	224,799
	2015	$15.750	$14.919	220,416
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.288	$17.793	1,079,337
	2007	$17.793	$18.099	1,269,936
	2008	$18.099	$11.190	1,016,065
	2009	$11.190	$13.867	797,516
	2010	$13.867	$15.159	591,846
	2011	$15.159	$14.748	459,856
	2012	$14.748	$16.563	379,079
	2013	$16.563	$20.885	282,142
	2014	$20.885	$21.994	235,422
	2015	$21.994	$20.555	186,524
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.969	$21.816	356,890
	2007	$21.816	$20.935	345,544
	2008	$20.935	$13.785	247,439
	2009	$13.785	$17.504	206,772
	2010	$17.504	$22.064	152,352
	2011	$22.064	$20.877	116,901
	2012	$20.877	$24.297	85,410
	2013	$24.297	$32.542	67,313
	2014	$32.542	$32.175	54,373
	2015	$32.175	$29.295	44,859

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.572	$18.778	7,164
	2007	$18.778	$20.534	5,267
	2008	$20.534	$11.608	2,199
	2009	$11.608	$16.384	1,637
	2010	$16.384	$20.557	1,538
	2011	$20.557	$19.234	1,150
	2012	$19.234	$20.960	824
	2013	$20.960	$28.468	688
	2014	$28.468	$30.078	477
	2015	$30.078	$28.784	362
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.315	$10.549	257,214
	2007	$10.549	$11.055	355,522
	2008	$11.055	$11.693	492,222
	2009	$11.693	$11.851	483,472
	2010	$11.851	$12.266	348,199
	2011	$12.266	$12.745	245,367
	2012	$12.745	$12.765	228,674
	2013	$12.765	$12.268	151,258
	2014	$12.268	$12.469	86,345
	2015	$12.469	$12.317	71,347
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.952	$32.682	166,538
	2007	$32.682	$41.374	194,282
	2008	$41.374	$19.236	150,573
	2009	$19.236	$32.639	122,960
	2010	$32.639	$37.731	89,048
	2011	$37.731	$31.213	66,518
	2012	$31.213	$34.723	52,151
	2013	$34.723	$33.821	30,536
	2014	$33.821	$30.459	24,773
	2015	$30.459	$24.074	23,900
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.185	$20.518	733,746
	2007	$20.518	$23.288	922,024
	2008	$23.288	$13.649	778,137
	2009	$13.649	$18.389	662,465
	2010	$18.389	$19.599	500,703
	2011	$19.599	$17.219	397,437
	2012	$17.219	$20.014	298,460
	2013	$20.014	$24.195	226,771
	2014	$24.195	$21.138	198,606
	2015	$21.138	$19.432	169,379
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.871	$15.378	5,249
	2007	$15.378	$16.780	3,012
	2008	$16.780	$17.521	4,760
	2009	$17.521	$20.443	3,046
	2010	$20.443	$23.001	2,970
	2011	$23.001	$22.416	3,425
	2012	$22.416	$25.357	2,649
	2013	$25.357	$25.334	1,278
	2014	$25.334	$25.363	1,090
	2015	$25.363	$23.861	817

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.056	$13.172	88,072
	2007	$13.172	$15.104	83,140
	2008	$15.104	$7.555	61,776
	2009	$7.555	$12.304	53,009
	2010	$12.304	$14.462	40,941
	2011	$14.462	$13.310	28,687
	2012	$13.310	$14.837	25,903
	2013	$14.837	$20.392	18,087
	2014	$20.392	$21.685	14,620
	2015	$21.685	$22.331	12,703
Invesco V.I. American Value Fund – Series I
	2006	$12.476	$14.804	85,256
	2007	$14.804	$15.694	65,948
	2008	$15.694	$9.058	32,724
	2009	$9.058	$12.397	24,906
	2010	$12.397	$14.898	19,561
	2011	$14.898	$14.782	15,380
	2012	$14.782	$17.046	11,510
	2013	$17.046	$22.501	7,360
	2014	$22.501	$24.278	6,633
	2015	$24.278	$21.689	4,573
Invesco V.I. American Value Fund – Series II
	2006	$12.451	$14.765	150,213
	2007	$14.765	$15.638	209,679
	2008	$15.638	$9.006	181,842
	2009	$9.006	$12.320	160,274
	2010	$12.320	$14.799	116,091
	2011	$14.799	$14.670	85,310
	2012	$14.670	$16.884	68,581
	2013	$16.884	$22.231	48,522
	2014	$22.231	$23.927	37,262
	2015	$23.927	$21.321	31,192
Invesco V.I. Comstock Fund – Series II
	2006	$11.603	$13.237	647,016
	2007	$13.237	$12.709	665,447
	2008	$12.709	$8.021	537,414
	2009	$8.021	$10.126	407,245
	2010	$10.126	$11.517	268,144
	2011	$11.517	$11.084	196,598
	2012	$11.084	$12.959	137,932
	2013	$12.959	$17.282	108,001
	2014	$17.282	$18.536	93,044
	2015	$18.536	$17.094	70,318
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.570	$12.805	415,319
	2007	$12.805	$13.011	401,611
	2008	$13.011	$9.890	326,479
	2009	$9.890	$11.909	245,044
	2010	$11.909	$13.117	148,033
	2011	$13.117	$12.728	127,309
	2012	$12.728	$14.062	100,084
	2013	$14.062	$17.265	76,702
	2014	$17.265	$18.461	67,524
	2015	$18.461	$17.680	43,835

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.182	$18.451	387,496
	2007	$18.451	$18.595	334,095
	2008	$18.595	$12.392	257,830
	2009	$12.392	$15.120	219,842
	2010	$15.120	$16.677	163,294
	2011	$16.677	$16.025	129,504
	2012	$16.025	$18.014	115,094
	2013	$18.014	$23.690	85,546
	2014	$23.690	$25.610	71,698
	2015	$25.610	$24.343	69,681
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.150	$12.533	45,545
	2007	$12.533	$14.489	39,401
	2008	$14.489	$7.573	12,991
	2009	$7.573	$11.641	9,989
	2010	$11.641	$14.566	7,341
	2011	$14.566	$12.980	5,552
	2012	$12.980	$14.244	3,128
	2013	$14.244	$19.129	2,927
	2014	$19.129	$20.252	2,300
	2015	$20.252	$20.117	2,172
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.319	$11.091	388,338
	2007	$11.091	$11.577	495,383
	2008	$11.577	$9.386	389,523
	2009	$9.386	$12.393	331,061
	2010	$12.393	$13.684	249,181
	2011	$13.684	$14.043	197,982
	2012	$14.043	$15.535	167,059
	2013	$15.535	$16.521	137,605
	2014	$16.521	$16.948	110,026
	2015	$16.948	$16.406	85,672
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.471	$12.929	147,228
	2007	$12.929	$13.563	126,050
	2008	$13.563	$9.511	98,141
	2009	$9.511	$11.779	102,450
	2010	$11.779	$13.783	86,974
	2011	$13.783	$12.942	76,212
	2012	$12.942	$14.070	58,727
	2013	$14.070	$18.778	44,245
	2014	$18.778	$19.779	36,830
	2015	$19.779	$18.775	29,893
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.057	$12.749	311,007
	2007	$12.749	$12.963	391,344
	2008	$12.963	$8.102	269,542
	2009	$8.102	$9.471	227,548
	2010	$9.471	$10.932	195,108
	2011	$10.932	$10.094	139,901
	2012	$10.094	$11.122	126,756
	2013	$11.122	$14.860	91,723
	2014	$14.860	$15.727	92,479
	2015	$15.727	$15.018	73,428

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.460	$12.156	134,749
	2007	$12.156	$14.493	199,136
	2008	$14.493	$8.799	163,727
	2009	$8.799	$12.590	155,579
	2010	$12.590	$15.215	117,525
	2011	$15.215	$13.455	90,728
	2012	$13.455	$15.093	66,328
	2013	$15.093	$20.339	50,305
	2014	$20.339	$21.209	41,634
	2015	$21.209	$21.419	35,380
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.836	$13.060	720,550
	2007	$13.060	$12.913	767,839
	2008	$12.913	$7.698	649,218
	2009	$7.698	$9.582	528,877
	2010	$9.582	$11.816	359,792
	2011	$11.816	$11.151	296,496
	2012	$11.151	$12.556	236,814
	2013	$12.556	$16.087	149,060
	2014	$16.087	$17.638	122,401
	2015	$17.638	$16.683	100,101
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.280	$14.059	394,571
	2007	$14.059	$15.735	358,649
	2008	$15.735	$8.405	328,673
	2009	$8.405	$11.912	258,339
	2010	$11.912	$12.781	190,033
	2011	$12.781	$12.393	150,747
	2012	$12.393	$13.865	125,190
	2013	$13.865	$17.643	103,639
	2014	$17.643	$19.968	78,382
	2015	$19.968	$20.272	64,746
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.425	$15.722	190,342
	2007	$15.722	$15.993	170,766
	2008	$15.993	$8.865	129,736
	2009	$8.865	$10.598	124,736
	2010	$10.598	$11.739	98,351
	2011	$11.739	$11.586	90,458
	2012	$11.586	$12.768	80,509
	2013	$12.768	$14.163	65,839
	2014	$14.163	$15.040	57,975
	2015	$15.040	$14.870	30,251
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.169	$10.491	456,364
	2007	$10.491	$10.734	845,679
	2008	$10.734	$6.429	791,707
	2009	$6.429	$6.893	755,522
	2010	$6.893	$7.541	621,580
	2011	$7.541	$8.001	428,332
	2012	$8.001	$8.666	335,918
	2013	$8.666	$8.487	284,332
	2014	$8.487	$8.921	224,050
	2015	$8.921	$8.832	181,126

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.038	$16.193	132,006
	2007	$16.193	$16.879	111,355
	2008	$16.879	$8.427	65,981
	2009	$8.427	$10.958	57,944
	2010	$10.958	$13.699	54,073
	2011	$13.699	$13.580	46,048
	2012	$13.580	$15.508	39,642
	2013	$15.508	$20.678	29,289
	2014	$20.678	$21.452	24,340
	2015	$21.452	$22.428	21,083
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.679	$21.553	90,930
	2007	$21.553	$22.475	82,603
	2008	$22.475	$13.184	61,365
	2009	$13.184	$18.062	47,429
	2010	$18.062	$20.545	33,263
	2011	$20.545	$18.476	26,470
	2012	$18.476	$21.969	21,986
	2013	$21.969	$27.427	17,351
	2014	$27.427	$27.518	15,417
	2015	$27.518	$28.046	13,730
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.052	$13.761	941,030
	2007	$13.761	$14.819	918,620
	2008	$14.819	$12.458	681,916
	2009	$12.458	$14.502	542,217
	2010	$14.502	$16.364	412,626
	2011	$16.364	$16.192	318,923
	2012	$16.192	$18.011	298,714
	2013	$18.011	$17.642	265,666
	2014	$17.642	$17.776	214,720
	2015	$17.776	$17.040	159,007
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.909	$14.936	160,880
	2007	$14.936	$14.614	134,180
	2008	$14.614	$3.078	135,257
	2009	$3.078	$3.811	139,723
	2010	$3.811	$4.288	117,686
	2011	$4.288	$4.108	103,855
	2012	$4.108	$4.561	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.111	$15.921	653,766
	2007	$15.921	$16.300	674,700
	2008	$16.300	$9.835	587,158
	2009	$9.835	$12.375	499,694
	2010	$12.375	$14.092	370,750
	2011	$14.092	$13.810	282,723
	2012	$13.810	$15.831	223,036
	2013	$15.831	$20.457	173,736
	2014	$20.457	$22.203	133,849
	2015	$22.203	$22.506	111,531

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.556	$20.918	260,535
	2007	$20.918	$20.276	252,429
	2008	$20.276	$12.357	187,285
	2009	$12.357	$16.629	145,775
	2010	$16.629	$20.118	109,483
	2011	$20.118	$19.307	69,577
	2012	$19.307	$22.334	53,031
	2013	$22.334	$30.876	43,081
	2014	$30.876	$33.892	35,578
	2015	$33.892	$31.289	28,034
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.689	283,803
	2010	$12.689	$14.048	204,074
	2011	$14.048	$14.076	145,412
	2012	$14.076	$16.509	112,792
	2013	$16.509	$21.491	89,145
	2014	$21.491	$23.803	66,539
	2015	$23.803	$22.688	53,763
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.159	$14.480	184,184
	2007	$14.480	$14.370	248,096
	2008	$14.370	$8.374	166,587
	2009	$8.374	$10.342	141,098
	2010	$10.342	$11.268	97,054
	2011	$11.268	$11.385	82,723
	2012	$11.385	$12.595	69,669
	2013	$12.595	$14.623	49,146
	2014	$14.623	$15.910	42,772
	2015	$15.910	$15.465	36,232
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.043	$15.582	172,913
	2007	$15.582	$15.767	162,161
	2008	$15.767	$10.335	107,317
	2009	$10.335	$13.738	95,280
	2010	$13.738	$15.490	62,032
	2011	$15.490	$15.165	48,242
	2012	$15.165	$17.025	41,631
	2013	$17.025	$20.000	35,272
	2014	$20.000	$21.514	26,608
	2015	$21.514	$21.187	24,734
Putnam VT Global Health Care Fund – Class IB
	2006	$13.264	$13.405	24,547
	2007	$13.405	$13.098	12,934
	2008	$13.098	$10.678	23,876
	2009	$10.678	$13.227	21,918
	2010	$13.227	$13.325	22,632
	2011	$13.325	$12.946	22,653
	2012	$12.946	$15.560	20,276
	2013	$15.560	$21.671	18,879
	2014	$21.671	$27.194	18,183
	2015	$27.194	$28.816	18,063

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.961	$22.432	18,945
	2007	$22.432	$26.449	13,069
	2008	$26.449	$18.074	8,045
	2009	$18.074	$19.076	6,771
	2010	$19.076	$19.097	5,419
	2011	$19.097	$17.760	5,618
	2012	$17.760	$18.339	2,691
	2013	$18.339	$20.520	2,259
	2014	$20.520	$23.114	2,080
	2015	$23.114	$20.471	1,592
Putnam VT Growth and Income Fund – Class IB
	2006	$15.281	$17.414	189,319
	2007	$17.414	$16.084	159,148
	2008	$16.084	$9.693	116,929
	2009	$9.693	$12.370	100,412
	2010	$12.370	$13.910	86,978
	2011	$13.910	$13.041	76,604
	2012	$13.041	$15.273	60,011
	2013	$15.273	$20.372	44,018
	2014	$20.372	$22.178	35,500
	2015	$22.178	$20.161	25,448
Putnam VT High Yield Fund – Class IB
	2006	$14.718	$15.993	301,544
	2007	$15.993	$16.161	305,846
	2008	$16.161	$11.746	217,102
	2009	$11.746	$17.342	215,207
	2010	$17.342	$19.443	164,105
	2011	$19.443	$19.451	138,401
	2012	$19.451	$22.183	119,328
	2013	$22.183	$23.521	65,204
	2014	$23.521	$23.484	52,523
	2015	$23.484	$21.851	41,739
Putnam VT Income Fund – Class IB
	2006	$10.803	$11.101	914,327
	2007	$11.101	$11.482	932,946
	2008	$11.482	$8.587	701,127
	2009	$8.587	$12.381	537,163
	2010	$12.381	$13.374	423,127
	2011	$13.374	$13.806	309,378
	2012	$13.806	$15.030	252,654
	2013	$15.030	$15.052	226,045
	2014	$15.052	$15.753	174,810
	2015	$15.753	$15.261	143,042
Putnam VT International Equity Fund – Class IB
	2006	$16.884	$21.200	208,019
	2007	$21.200	$22.584	267,987
	2008	$22.584	$12.444	235,795
	2009	$12.444	$15.247	216,061
	2010	$15.247	$16.492	180,562
	2011	$16.492	$13.468	161,840
	2012	$13.468	$16.142	126,311
	2013	$16.142	$20.324	99,198
	2014	$20.324	$18.626	87,106
	2015	$18.626	$18.337	73,176

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.409	$17.260	59,846
	2007	$17.260	$16.090	56,727
	2008	$16.090	$9.562	57,533
	2009	$9.562	$12.299	53,186
	2010	$12.299	$13.774	43,590
	2011	$13.774	$13.547	37,786
	2012	$13.547	$15.559	33,195
	2013	$15.559	$20.669	31,416
	2014	$20.669	$23.147	28,151
	2015	$23.147	$22.260	24,592
Putnam VT Money Market Fund – Class IB
	2006	$9.841	$10.100	1,202,292
	2007	$10.100	$10.404	1,302,640
	2008	$10.404	$10.491	895,485
	2009	$10.491	$10.335	1,009,635
	2010	$10.335	$10.164	824,169
	2011	$10.164	$9.994	627,782
	2012	$9.994	$9.825	592,899
	2013	$9.825	$9.660	613,310
	2014	$9.660	$9.498	557,654
	2015	$9.498	$9.338	508,988
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.849	$16.915	20,031
	2007	$16.915	$17.582	4,574
	2008	$17.582	$10.587	3,141
	2009	$10.587	$13.753	2,744
	2010	$13.753	$16.165	18,102
	2011	$16.165	$15.085	11,431
	2012	$15.085	$17.315	9,291
	2013	$17.315	$23.225	7,888
	2014	$23.225	$25.913	6,996
	2015	$25.913	$25.401	5,950
Putnam VT New Value Fund – Class IB
	2006	$17.239	$19.663	343,255
	2007	$19.663	$18.384	382,838
	2008	$18.384	$9.984	325,754
	2009	$9.984	$9.399	0
Putnam VT Research Fund – Class IB
	2006	$14.315	$15.665	13,472
	2007	$15.665	$15.485	9,001
	2008	$15.485	$9.355	10,330
	2009	$9.355	$12.250	6,797
	2010	$12.250	$14.015	5,565
	2011	$14.015	$13.538	6,012
	2012	$13.538	$15.693	5,059
	2013	$15.693	$20.575	3,586
	2014	$20.575	$23.233	3,090
	2015	$23.233	$22.488	2,817
Putnam VT Vista Fund – Class IB
	2006	$17.458	$18.099	58,064
	2007	$18.099	$18.470	51,749
	2008	$18.470	$9.887	29,195
	2009	$9.887	$13.487	18,368
	2010	$13.487	$15.401	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.320	$13.807	316,832
	2007	$13.807	$14.322	249,085
	2008	$14.322	$8.865	189,190
	2009	$8.865	$14.284	131,514
	2010	$14.284	$16.964	100,660
	2011	$16.964	$13.701	92,916
	2012	$13.701	$15.385	75,424
	2013	$15.385	$21.739	56,162
	2014	$21.739	$23.449	44,528
	2015	$23.449	$21.644	31,936
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.573	$18.054	103,578
	2007	$18.054	$18.882	98,940
	2008	$18.882	$15.782	58,386
	2009	$15.782	$20.188	54,461
	2010	$20.188	$21.780	45,203
	2011	$21.780	$22.887	39,579
	2012	$22.887	$26.522	34,527
	2013	$26.522	$23.790	31,657
	2014	$23.790	$24.064	27,280
	2015	$24.064	$23.380	21,486
UIF Global Franchise Portfolio, Class II
	2006	$12.205	$14.580	671,532
	2007	$14.580	$15.734	793,322
	2008	$15.734	$10.992	696,993
	2009	$10.992	$14.000	582,715
	2010	$14.000	$15.697	418,726
	2011	$15.697	$16.829	335,572
	2012	$16.829	$19.123	285,120
	2013	$19.123	$22.497	249,258
	2014	$22.497	$23.114	236,244
	2015	$23.114	$24.133	191,907
UIF Growth Portfolio, Class I
	2006	$12.236	$12.524	44,233
	2007	$12.524	$15.008	18,828
	2008	$15.008	$7.497	15,161
	2009	$7.497	$12.202	9,385
	2010	$12.202	$14.738	8,422
	2011	$14.738	$14.084	4,448
	2012	$14.084	$15.836	4,013
	2013	$15.836	$23.053	2,661
	2014	$23.053	$24.105	2,298
	2015	$24.105	$26.598	2,141
UIF Growth Portfolio, Class II
	2006	$12.183	$12.434	34,463
	2007	$12.434	$14.871	30,048
	2008	$14.871	$7.405	31,018
	2009	$7.405	$12.022	21,686
	2010	$12.022	$14.492	17,723
	2011	$14.492	$13.814	15,679
	2012	$13.814	$15.488	8,117
	2013	$15.488	$22.494	6,501
	2014	$22.494	$23.460	5,713
	2015	$23.460	$25.824	2,184

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.826	151,344
	2007	$9.826	$11.844	287,553
	2008	$11.844	$6.192	303,564
	2009	$6.192	$9.580	218,132
	2010	$9.580	$12.457	149,574
	2011	$12.457	$11.368	114,103
	2012	$11.368	$12.125	88,284
	2013	$12.125	$16.388	61,551
	2014	$16.388	$16.407	48,478
	2015	$16.407	$15.164	42,208
UIF Small Company Growth Portfolio, Class II
	2006	$17.630	$19.384	35,762
	2007	$19.384	$19.619	33,493
	2008	$19.619	$11.488	39,583
	2009	$11.488	$16.562	23,722
	2010	$16.562	$20.606	20,927
	2011	$20.606	$18.493	18,291
	2012	$18.493	$20.854	14,200
	2013	$20.854	$35.126	10,702
	2014	$35.126	$29.745	9,936
	2015	$29.745	$26.378	9,322
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.309	$30.195	378,389
	2007	$30.195	$24.555	372,415
	2008	$24.555	$14.953	326,604
	2009	$14.953	$18.888	264,687
	2010	$18.888	$24.053	210,207
	2011	$24.053	$24.986	188,619
	2012	$24.986	$28.400	165,074
	2013	$28.400	$28.409	179,784
	2014	$28.409	$36.148	154,301
	2015	$36.148	$36.220	142,896
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.955	$10.195	280,454
	2007	$10.195	$10.468	394,938
	2008	$10.468	$10.475	436,606
	2009	$10.475	$10.306	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.200	0
	2007	$10.200	$11.653	0
	2008	$11.653	$6.505	0
	2009	$6.505	$8.584	0
	2010	$8.584	$9.777	0
	2011	$9.777	$9.259	0
	2012	$9.259	$10.475	0
	2013	$10.475	$13.362	0
	2014	$13.362	$14.533	0
	2015	$14.533	$14.215	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.390	0
	2007	$10.390	$10.972	0
	2008	$10.972	$7.998	0
	2009	$7.998	$9.657	0
	2010	$9.657	$10.587	0
	2011	$10.587	$10.269	0
	2012	$10.269	$11.161	0
	2013	$11.161	$12.307	0
	2014	$12.307	$12.493	0
	2015	$12.493	$12.105	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.420	0
	2007	$10.420	$11.160	0
	2008	$11.160	$7.305	0
	2009	$7.305	$9.147	0
	2010	$9.147	$10.187	0
	2011	$10.187	$9.801	0
	2012	$9.801	$10.794	0
	2013	$10.794	$12.158	0
	2014	$12.158	$12.388	0
	2015	$12.388	$12.011	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.428	0
	2007	$10.428	$11.282	0
	2008	$11.282	$6.795	0
	2009	$6.795	$8.682	0
	2010	$8.682	$9.802	0
	2011	$9.802	$9.278	0
	2012	$9.278	$10.409	0
	2013	$10.409	$12.311	0
	2014	$12.311	$12.561	0
	2015	$12.561	$12.170	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.281	0
	2007	$10.281	$10.606	0
	2008	$10.606	$9.225	0
	2009	$9.225	$10.302	0
	2010	$10.302	$10.764	0
	2011	$10.764	$10.631	0
	2012	$10.631	$11.003	0
	2013	$11.003	$11.276	0
	2014	$11.276	$11.373	0
	2015	$11.373	$11.015	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$16.866	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.680	0
	2007	$9.680	$11.531	0
	2008	$11.531	$6.203	0
	2009	$6.203	$8.727	0
	2010	$8.727	$10.181	0
	2011	$10.181	$9.963	0
	2012	$9.963	$11.468	0
	2013	$11.468	$15.038	0
	2014	$15.038	$16.455	0
	2015	$16.455	$17.406	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.750	0
	2007	$10.750	$11.012	0
	2008	$11.012	$6.741	0
	2009	$6.741	$8.293	0
	2010	$8.293	$9.268	0
	2011	$9.268	$9.190	0
	2012	$9.190	$10.351	0
	2013	$10.351	$13.300	0
	2014	$13.300	$14.677	0
	2015	$14.677	$14.452	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.811	0
	2007	$9.811	$11.021	0
	2008	$11.021	$6.483	0
	2009	$6.483	$8.826	0
	2010	$8.826	$11.054	0
	2011	$11.054	$9.600	0
	2012	$9.600	$10.712	0
	2013	$10.712	$14.178	0
	2014	$14.178	$14.644	0
	2015	$14.644	$14.032	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.424	$16.406	423
	2007	$16.406	$15.386	428
	2008	$15.386	$9.720	938
	2009	$9.720	$11.983	628
	2010	$11.983	$13.619	23
	2011	$13.619	$13.587	19
	2012	$13.587	$14.853	18
	2013	$14.853	$18.751	0
	2014	$18.751	$19.934	0
	2015	$19.934	$19.242	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.050	$12.728	508
	2007	$12.728	$12.862	485
	2008	$12.862	$8.813	450
	2009	$8.813	$11.641	449
	2010	$11.641	$12.777	428
	2011	$12.777	$12.744	285
	2012	$12.744	$13.983	142
	2013	$13.983	$15.520	0
	2014	$15.520	$15.816	0
	2015	$15.816	$14.319	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.336	$11.166	0
	2007	$11.166	$11.553	0
	2008	$11.553	$7.368	0
	2009	$7.368	$9.311	0
	2010	$9.311	$10.121	0
	2011	$10.121	$9.711	0
	2012	$9.711	$10.629	0
	2013	$10.629	$13.318	0
	2014	$13.318	$14.590	0
	2015	$14.590	$15.011	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.943	0
	2007	$10.943	$11.921	0
	2008	$11.921	$8.308	675
	2009	$8.308	$9.980	731
	2010	$9.980	$10.884	0
	2011	$10.884	$10.289	0
	2012	$10.289	$11.361	0
	2013	$11.361	$14.123	276
	2014	$14.123	$14.542	0
	2015	$14.542	$13.648	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.860	$17.137	1,078
	2007	$17.137	$17.271	1,022
	2008	$17.271	$10.580	939
	2009	$10.580	$12.991	613
	2010	$12.991	$14.072	317
	2011	$14.072	$13.565	305
	2012	$13.565	$15.095	282
	2013	$15.095	$18.860	207
	2014	$18.860	$19.680	0
	2015	$19.680	$18.223	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.438	$21.012	873
	2007	$21.012	$19.977	754
	2008	$19.977	$13.034	697
	2009	$13.034	$16.398	0
	2010	$16.398	$20.482	0
	2011	$20.482	$19.202	0
	2012	$19.202	$22.143	0
	2013	$22.143	$29.387	133
	2014	$29.387	$28.789	0
	2015	$28.789	$25.971	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.080	$18.085	0
	2007	$18.085	$19.595	0
	2008	$19.595	$10.975	0
	2009	$10.975	$15.350	0
	2010	$15.350	$19.083	0
	2011	$19.083	$17.692	0
	2012	$17.692	$19.102	0
	2013	$19.102	$25.707	0
	2014	$25.707	$26.913	0
	2015	$26.913	$25.519	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.158	$10.294	0
	2007	$10.294	$10.688	0
	2008	$10.688	$11.201	0
	2009	$11.201	$11.249	0
	2010	$11.249	$11.537	0
	2011	$11.537	$11.877	0
	2012	$11.877	$11.787	0
	2013	$11.787	$11.225	0
	2014	$11.225	$11.304	0
	2015	$11.304	$11.063	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.226	$31.477	324
	2007	$31.477	$39.483	280
	2008	$39.483	$18.188	259
	2009	$18.188	$30.579	0
	2010	$30.579	$35.026	0
	2011	$35.026	$28.710	0
	2012	$28.710	$31.646	0
	2013	$31.646	$30.542	0
	2014	$30.542	$27.254	0
	2015	$27.254	$21.343	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.704	$19.762	512
	2007	$19.762	$22.223	442
	2008	$22.223	$12.906	409
	2009	$12.906	$17.228	0
	2010	$17.228	$18.193	0
	2011	$18.193	$15.838	0
	2012	$15.838	$18.240	0
	2013	$18.240	$21.849	0
	2014	$21.849	$18.914	0
	2015	$18.914	$17.227	0
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.482	$14.811	0
	2007	$14.811	$16.013	0
	2008	$16.013	$16.566	0
	2009	$16.566	$19.152	0
	2010	$19.152	$21.352	0
	2011	$21.352	$20.619	0
	2012	$20.619	$23.110	0
	2013	$23.110	$22.878	0
	2014	$22.878	$22.694	0
	2015	$22.694	$21.154	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.690	$12.687	0
	2007	$12.687	$14.413	0
	2008	$14.413	$7.144	0
	2009	$7.144	$11.527	0
	2010	$11.527	$13.425	0
	2011	$13.425	$12.242	0
	2012	$12.242	$13.522	0
	2013	$13.522	$18.414	0
	2014	$18.414	$19.402	0
	2015	$19.402	$19.798	0
Invesco V.I. American Value Fund – Series I
	2006	$12.286	$14.446	861
	2007	$14.446	$15.174	788
	2008	$15.174	$8.677	746
	2009	$8.677	$11.767	338
	2010	$11.767	$14.012	22
	2011	$14.012	$13.775	19
	2012	$13.775	$15.740	17
	2013	$15.740	$20.586	0
	2014	$20.586	$22.009	0
	2015	$22.009	$19.482	0
Invesco V.I. American Value Fund – Series II
	2006	$12.261	$14.408	0
	2007	$14.408	$15.119	0
	2008	$15.119	$8.627	0
	2009	$8.627	$11.694	0
	2010	$11.694	$13.919	0
	2011	$13.919	$13.671	0
	2012	$13.671	$15.590	0
	2013	$15.590	$20.339	0
	2014	$20.339	$21.691	0
	2015	$21.691	$19.151	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.426	$12.917	0
	2007	$12.917	$12.288	0
	2008	$12.288	$7.684	0
	2009	$7.684	$9.611	0
	2010	$9.611	$10.832	0
	2011	$10.832	$10.329	0
	2012	$10.329	$11.965	0
	2013	$11.965	$15.811	0
	2014	$15.811	$16.803	0
	2015	$16.803	$15.354	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.394	$12.496	0
	2007	$12.496	$12.579	0
	2008	$12.579	$9.474	0
	2009	$9.474	$11.304	0
	2010	$11.304	$12.336	0
	2011	$12.336	$11.861	0
	2012	$11.861	$12.985	0
	2013	$12.985	$15.796	0
	2014	$15.796	$16.736	0
	2015	$16.736	$15.881	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.729	$17.771	699
	2007	$17.771	$17.745	667
	2008	$17.745	$11.717	542
	2009	$11.717	$14.165	271
	2010	$14.165	$15.481	20
	2011	$15.481	$14.740	18
	2012	$14.740	$16.417	16
	2013	$16.417	$21.392	0
	2014	$21.392	$22.915	0
	2015	$22.915	$21.582	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.965	$12.230	562
	2007	$12.230	$14.008	479
	2008	$14.008	$7.254	481
	2009	$7.254	$11.050	25
	2010	$11.050	$13.700	23
	2011	$13.700	$12.096	22
	2012	$12.096	$13.152	20
	2013	$13.152	$17.501	0
	2014	$17.501	$18.359	0
	2015	$18.359	$18.070	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.201	$10.865	185
	2007	$10.865	$11.236	176
	2008	$11.236	$9.026	164
	2009	$9.026	$11.809	163
	2010	$11.809	$12.920	156
	2011	$12.920	$13.138	104
	2012	$13.138	$14.400	52
	2013	$14.400	$15.174	771
	2014	$15.174	$15.423	0
	2015	$15.423	$14.794	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.340	$12.665	344
	2007	$12.665	$13.164	329
	2008	$13.164	$9.146	305
	2009	$9.146	$11.224	304
	2010	$11.224	$13.014	290
	2011	$13.014	$12.108	193
	2012	$12.108	$13.042	96
	2013	$13.042	$17.247	0
	2014	$17.247	$18.000	0
	2015	$18.000	$16.930	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.932	$12.489	1,925
	2007	$12.489	$12.582	1,695
	2008	$12.582	$7.792	1,569
	2009	$7.792	$9.024	311
	2010	$9.024	$10.321	297
	2011	$10.321	$9.443	198
	2012	$9.443	$10.310	99
	2013	$10.310	$13.648	0
	2014	$13.648	$14.312	0
	2015	$14.312	$13.542	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.330	$11.908	0
	2007	$11.908	$14.067	0
	2008	$14.067	$8.462	0
	2009	$8.462	$11.997	0
	2010	$11.997	$14.365	0
	2011	$14.365	$12.588	0
	2012	$12.588	$13.990	0
	2013	$13.990	$18.681	0
	2014	$18.681	$19.301	0
	2015	$19.301	$19.313	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.701	$12.793	1,834
	2007	$12.793	$12.533	1,614
	2008	$12.533	$7.403	1,494
	2009	$7.403	$9.131	294
	2010	$9.131	$11.156	281
	2011	$11.156	$10.432	187
	2012	$10.432	$11.639	93
	2013	$11.639	$14.775	0
	2014	$14.775	$16.052	0
	2015	$16.052	$15.044	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.958	$13.593	896
	2007	$13.593	$15.074	792
	2008	$15.074	$7.978	792
	2009	$7.978	$11.203	355
	2010	$11.203	$11.911	26
	2011	$11.911	$11.444	23
	2012	$11.444	$12.686	21
	2013	$12.686	$15.994	0
	2014	$15.994	$17.936	0
	2015	$17.936	$18.043	0
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.021	$15.142	300
	2007	$15.142	$15.262	285
	2008	$15.262	$8.382	321
	2009	$8.382	$9.928	304
	2010	$9.928	$10.897	286
	2011	$10.897	$10.657	273
	2012	$10.657	$11.636	257
	2013	$11.636	$12.790	0
	2014	$12.790	$13.457	0
	2015	$13.457	$13.183	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.053	$10.277	0
	2007	$10.277	$10.418	0
	2008	$10.418	$6.183	0
	2009	$6.183	$6.568	0
	2010	$6.568	$7.119	0
	2011	$7.119	$7.485	0
	2012	$7.485	$8.033	0
	2013	$8.033	$7.795	0
	2014	$7.795	$8.119	0
	2015	$8.119	$7.964	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.589	$15.596	0
	2007	$15.596	$16.107	0
	2008	$16.107	$7.968	0
	2009	$7.968	$10.266	0
	2010	$10.266	$12.716	0
	2011	$12.716	$12.491	0
	2012	$12.491	$14.134	0
	2013	$14.134	$18.673	0
	2014	$18.673	$19.194	0
	2015	$19.194	$19.883	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.156	$20.759	0
	2007	$20.759	$21.448	0
	2008	$21.448	$12.465	0
	2009	$12.465	$16.921	0
	2010	$16.921	$19.072	0
	2011	$19.072	$16.994	0
	2012	$16.994	$20.021	0
	2013	$20.021	$24.767	0
	2014	$24.767	$24.622	0
	2015	$24.622	$24.865	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.687	$13.253	2,387
	2007	$13.253	$14.141	2,094
	2008	$14.141	$11.779	1,772
	2009	$11.779	$13.587	632
	2010	$13.587	$15.190	583
	2011	$15.190	$14.894	553
	2012	$14.894	$16.415	1,031
	2013	$16.415	$15.931	490
	2014	$15.931	$15.905	0
	2015	$15.905	$15.107	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.520	$14.385	895
	2007	$14.385	$13.945	884
	2008	$13.945	$2.910	2,605
	2009	$2.910	$3.571	2,405
	2010	$3.571	$3.981	2,229
	2011	$3.981	$3.778	2,178
	2012	$3.778	$4.164	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.716	$15.334	1,003
	2007	$15.334	$15.555	952
	2008	$15.555	$9.299	878
	2009	$9.299	$11.594	505
	2010	$11.594	$13.081	183
	2011	$13.081	$12.703	173
	2012	$12.703	$14.428	157
	2013	$14.428	$18.473	0
	2014	$18.473	$19.866	0
	2015	$19.866	$19.953	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.037	$20.146	346
	2007	$20.146	$19.349	345
	2008	$19.349	$11.684	302
	2009	$11.684	$15.579	18
	2010	$15.579	$18.675	17
	2011	$18.675	$17.759	15
	2012	$17.759	$20.354	13
	2013	$20.354	$27.882	0
	2014	$27.882	$30.325	0
	2015	$30.325	$27.740	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.888	0
	2010	$11.888	$13.040	0
	2011	$13.040	$12.947	0
	2012	$12.947	$15.045	0
	2013	$15.045	$19.407	0
	2014	$19.407	$21.298	0
	2015	$21.298	$20.115	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.791	$13.946	820
	2007	$13.946	$13.712	807
	2008	$13.712	$7.918	453
	2009	$7.918	$9.689	415
	2010	$9.689	$10.460	398
	2011	$10.460	$10.472	370
	2012	$10.472	$11.479	347
	2013	$11.479	$13.205	0
	2014	$13.205	$14.236	0
	2015	$14.236	$13.711	0
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.650	$15.007	202
	2007	$15.007	$15.046	193
	2008	$15.046	$9.772	184
	2009	$9.772	$12.871	156
	2010	$12.871	$14.379	145
	2011	$14.379	$13.949	139
	2012	$13.949	$15.516	128
	2013	$15.516	$18.060	0
	2014	$18.060	$19.250	0
	2015	$19.250	$18.784	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.893	$12.910	0
	2007	$12.910	$12.499	0
	2008	$12.499	$10.096	0
	2009	$10.096	$12.392	0
	2010	$12.392	$12.369	0
	2011	$12.369	$11.907	0
	2012	$11.907	$14.181	0
	2013	$14.181	$19.569	0
	2014	$19.569	$24.332	0
	2015	$24.332	$25.548	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.459	$21.606	0
	2007	$21.606	$25.240	0
	2008	$25.240	$17.089	0
	2009	$17.089	$17.871	0
	2010	$17.871	$17.728	0
	2011	$17.728	$16.336	0
	2012	$16.336	$16.714	0
	2013	$16.714	$18.530	0
	2014	$18.530	$20.682	0
	2015	$20.682	$18.149	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.853	$16.772	738
	2007	$16.772	$15.349	772
	2008	$15.349	$9.165	381
	2009	$9.165	$11.589	24
	2010	$11.589	$12.912	24
	2011	$12.912	$11.995	22
	2012	$11.995	$13.919	19
	2013	$13.919	$18.397	0
	2014	$18.397	$19.843	0
	2015	$19.843	$17.874	0
Putnam VT High Yield Fund – Class IB
	2006	$14.306	$15.403	295
	2007	$15.403	$15.421	282
	2008	$15.421	$11.106	241
	2009	$11.106	$16.248	187
	2010	$16.248	$18.049	173
	2011	$18.049	$17.892	162
	2012	$17.892	$20.217	148
	2013	$20.217	$21.241	0
	2014	$21.241	$21.013	0
	2015	$21.013	$19.373	0
Putnam VT Income Fund – Class IB
	2006	$10.500	$10.692	1,743
	2007	$10.692	$10.957	1,505
	2008	$10.957	$8.120	1,393
	2009	$8.120	$11.600	0
	2010	$11.600	$12.415	0
	2011	$12.415	$12.699	0
	2012	$12.699	$13.698	0
	2013	$13.698	$13.593	0
	2014	$13.593	$14.096	0
	2015	$14.096	$13.530	0
Putnam VT International Equity Fund – Class IB
	2006	$16.411	$20.419	0
	2007	$20.419	$21.551	0
	2008	$21.551	$11.766	0
	2009	$11.766	$14.284	0
	2010	$14.284	$15.309	0
	2011	$15.309	$12.388	0
	2012	$12.388	$14.711	0
	2013	$14.711	$18.353	0
	2014	$18.353	$16.665	0
	2015	$16.665	$16.256	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$14.978	$16.624	0
	2007	$16.624	$15.354	0
	2008	$15.354	$9.041	0
	2009	$9.041	$11.522	0
	2010	$11.522	$12.786	0
	2011	$12.786	$12.461	0
	2012	$12.461	$14.180	0
	2013	$14.180	$18.665	0
	2014	$18.665	$20.711	0
	2015	$20.711	$19.735	0
Putnam VT Money Market Fund – Class IB
	2006	$9.565	$9.728	0
	2007	$9.728	$9.928	0
	2008	$9.928	$9.919	0
	2009	$9.919	$9.682	1,043
	2010	$9.682	$9.435	1,101
	2011	$9.435	$9.192	1,053
	2012	$9.192	$8.954	1,112
	2013	$8.954	$8.723	893
	2014	$8.723	$8.498	0
	2015	$8.498	$8.279	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.405	$16.291	859
	2007	$16.291	$16.778	812
	2008	$16.778	$10.010	442
	2009	$10.010	$12.885	27
	2010	$12.885	$15.006	46
	2011	$15.006	$13.875	42
	2012	$13.875	$15.780	38
	2013	$15.780	$20.973	0
	2014	$20.973	$23.186	0
	2015	$23.186	$22.520	0
Putnam VT New Value Fund – Class IB
	2006	$16.757	$18.938	0
	2007	$18.938	$17.543	0
	2008	$17.543	$9.439	0
	2009	$9.439	$8.877	0
Putnam VT Research Fund – Class IB
	2006	$13.914	$15.088	0
	2007	$15.088	$14.777	0
	2008	$14.777	$8.846	0
	2009	$8.846	$11.476	0
	2010	$11.476	$13.010	0
	2011	$13.010	$12.452	0
	2012	$12.452	$14.302	0
	2013	$14.302	$18.580	0
	2014	$18.580	$20.788	0
	2015	$20.788	$19.937	0
Putnam VT Vista Fund – Class IB
	2006	$16.969	$17.432	1,376
	2007	$17.432	$17.625	1,225
	2008	$17.625	$9.348	1,157
	2009	$9.348	$12.635	22
	2010	$12.635	$14.332	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.947	$13.298	2,422
	2007	$13.298	$13.666	2,185
	2008	$13.666	$8.382	1,624
	2009	$8.382	$13.382	26
	2010	$13.382	$15.747	25
	2011	$15.747	$12.602	26
	2012	$12.602	$14.021	24
	2013	$14.021	$19.631	0
	2014	$19.631	$20.981	0
	2015	$20.981	$19.188	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.109	$17.388	772
	2007	$17.388	$18.019	680
	2008	$18.019	$14.923	591
	2009	$14.923	$18.914	134
	2010	$18.914	$20.219	129
	2011	$20.219	$21.052	115
	2012	$21.052	$24.172	103
	2013	$24.172	$21.484	0
	2014	$21.484	$21.532	0
	2015	$21.532	$20.728	0
UIF Global Franchise Portfolio, Class II
	2006	$11.983	$14.184	0
	2007	$14.184	$15.166	0
	2008	$15.166	$10.497	0
	2009	$10.497	$13.249	0
	2010	$13.249	$14.719	0
	2011	$14.719	$15.636	0
	2012	$15.636	$17.605	0
	2013	$17.605	$20.521	0
	2014	$20.521	$20.891	0
	2015	$20.891	$21.612	0
UIF Growth Portfolio, Class I
	2006	$12.050	$12.221	433
	2007	$12.221	$14.510	365
	2008	$14.510	$7.181	390
	2009	$7.181	$11.581	318
	2010	$11.581	$13.861	0
	2011	$13.861	$13.125	0
	2012	$13.125	$14.622	0
	2013	$14.622	$21.091	0
	2014	$21.091	$21.852	0
	2015	$21.852	$23.891	0
UIF Growth Portfolio, Class II
	2006	$11.998	$12.133	0
	2007	$12.133	$14.377	0
	2008	$14.377	$7.093	0
	2009	$7.093	$11.411	0
	2010	$11.411	$13.629	0
	2011	$13.629	$12.873	0
	2012	$12.873	$14.301	0
	2013	$14.301	$20.580	0
	2014	$20.580	$21.267	0
	2015	$21.267	$23.196	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.766	0
	2007	$9.766	$11.662	0
	2008	$11.662	$6.041	0
	2009	$6.041	$9.261	0
	2010	$9.261	$11.933	0
	2011	$11.933	$10.790	0
	2012	$10.790	$11.402	0
	2013	$11.402	$15.270	0
	2014	$15.270	$15.149	0
	2015	$15.149	$13.872	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.203	$18.742	941
	2007	$18.742	$18.795	812
	2008	$18.795	$10.904	752
	2009	$10.904	$15.577	0
	2010	$15.577	$19.203	0
	2011	$19.203	$17.077	0
	2012	$17.077	$19.080	0
	2013	$19.080	$31.844	0
	2014	$31.844	$26.718	0
	2015	$26.718	$23.477	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.685	$29.083	498
	2007	$29.083	$23.432	473
	2008	$23.432	$14.138	458
	2009	$14.138	$17.695	140
	2010	$17.695	$22.327	116
	2011	$22.327	$22.982	105
	2012	$22.982	$25.882	96
	2013	$25.882	$25.654	0
	2014	$25.654	$32.343	0
	2015	$32.343	$32.111	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.773	$9.918	1,527
	2007	$9.918	$10.090	1,438
	2008	$10.090	$10.005	886
	2009	$10.005	$9.756	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.256	101,761
	2007	$10.256	$11.814	99,784
	2008	$11.814	$6.649	90,797
	2009	$6.649	$8.846	99,596
	2010	$8.846	$10.158	64,871
	2011	$10.158	$9.699	51,961
	2012	$9.699	$11.063	23,930
	2013	$11.063	$14.228	16,350
	2014	$14.228	$15.602	17,303
	2015	$15.602	$15.386	16,041
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.447	0
	2007	$10.447	$11.123	18,543
	2008	$11.123	$8.175	53,234
	2009	$8.175	$9.952	38,273
	2010	$9.952	$11.000	11,860
	2011	$11.000	$10.757	1,960
	2012	$10.757	$11.788	1,412
	2013	$11.788	$13.104	1,410
	2014	$13.104	$13.412	1,408
	2015	$13.412	$13.102	1,405
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.477	1,372
	2007	$10.477	$11.314	1,363
	2008	$11.314	$7.467	18,158
	2009	$7.467	$9.426	21,246
	2010	$9.426	$10.584	33,341
	2011	$10.584	$10.266	29,455
	2012	$10.266	$11.400	20,018
	2013	$11.400	$12.946	15,562
	2014	$12.946	$13.299	6,325
	2015	$13.299	$13.001	5,482
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.486	0
	2007	$10.486	$11.438	0
	2008	$11.438	$6.945	4,122
	2009	$6.945	$8.948	13,145
	2010	$8.948	$10.184	6,941
	2011	$10.184	$9.719	2,791
	2012	$9.719	$10.994	2,774
	2013	$10.994	$13.108	2,760
	2014	$13.108	$13.484	2,747
	2015	$13.484	$13.173	2,733

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.338	0
	2007	$10.338	$10.753	1,648
	2008	$10.753	$9.430	0
	2009	$9.430	$10.617	0
	2010	$10.617	$11.183	0
	2011	$11.183	$11.136	0
	2012	$11.136	$11.621	0
	2013	$11.621	$12.007	0
	2014	$12.007	$12.209	0
	2015	$12.209	$11.922	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.256	9,200
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.733	6,172
	2007	$9.733	$11.690	943
	2008	$11.690	$6.340	943
	2009	$6.340	$8.993	5,951
	2010	$8.993	$10.578	5,951
	2011	$10.578	$10.436	11,908
	2012	$10.436	$12.112	15,964
	2013	$12.112	$16.012	11,975
	2014	$16.012	$17.665	11,906
	2015	$17.665	$18.733	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.809	1,419
	2007	$10.809	$11.165	5,208
	2008	$11.165	$6.890	5,044
	2009	$6.890	$8.547	4,074
	2010	$8.547	$9.630	3,945
	2011	$9.630	$9.627	3,832
	2012	$9.627	$10.932	3,444
	2013	$10.932	$14.162	2,525
	2014	$14.162	$15.757	10,186
	2015	$15.757	$15.642	14,030
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.865	9,107
	2007	$9.865	$11.173	16,959
	2008	$11.173	$6.627	11,031
	2009	$6.627	$9.096	13,667
	2010	$9.096	$11.485	16,003
	2011	$11.485	$10.056	12,699
	2012	$10.056	$11.314	6,885
	2013	$11.314	$15.097	5,480
	2014	$15.097	$15.721	4,893
	2015	$15.721	$15.188	4,301
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.791	$16.961	48,538
	2007	$16.961	$16.039	47,477
	2008	$16.039	$10.215	27,395
	2009	$10.215	$12.697	20,692
	2010	$12.697	$14.549	20,350
	2011	$14.549	$14.633	21,219
	2012	$14.633	$16.129	18,922
	2013	$16.129	$20.529	15,575
	2014	$20.529	$22.004	14,847
	2015	$22.004	$21.414	9,969

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.202	$13.008	300,594
	2007	$13.008	$13.254	326,039
	2008	$13.254	$9.156	278,717
	2009	$9.156	$12.194	223,569
	2010	$12.194	$13.493	167,583
	2011	$13.493	$13.568	153,471
	2012	$13.568	$15.011	133,425
	2013	$15.011	$16.797	91,620
	2014	$16.797	$17.258	68,019
	2015	$17.258	$15.753	62,372
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.442	$11.373	133,393
	2007	$11.373	$11.864	90,645
	2008	$11.864	$7.628	76,526
	2009	$7.628	$9.719	66,209
	2010	$9.719	$10.652	52,884
	2011	$10.652	$10.304	41,106
	2012	$10.304	$11.371	33,911
	2013	$11.371	$14.365	24,464
	2014	$14.365	$15.866	20,809
	2015	$15.866	$16.458	13,936
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.004	40,999
	2007	$11.004	$12.086	61,577
	2008	$12.086	$8.492	48,349
	2009	$8.492	$10.285	52,250
	2010	$10.285	$11.308	49,980
	2011	$11.308	$10.778	41,595
	2012	$10.778	$11.998	16,553
	2013	$11.998	$15.038	12,331
	2014	$15.038	$15.611	11,299
	2015	$15.611	$14.772	9,920
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.238	$17.717	119,196
	2007	$17.717	$18.004	108,493
	2008	$18.004	$11.120	78,400
	2009	$11.120	$13.765	61,652
	2010	$13.765	$15.032	47,523
	2011	$15.032	$14.610	41,084
	2012	$14.610	$16.392	34,269
	2013	$16.392	$20.648	18,566
	2014	$20.648	$21.723	13,528
	2015	$21.723	$20.281	11,995
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.907	$21.723	31,855
	2007	$21.723	$20.824	28,468
	2008	$20.824	$13.698	19,973
	2009	$13.698	$17.375	17,774
	2010	$17.375	$21.881	11,078
	2011	$21.881	$20.682	9,661
	2012	$20.682	$24.046	8,852
	2013	$24.046	$32.173	5,778
	2014	$32.173	$31.778	4,651
	2015	$31.778	$28.903	3,744

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.515	$18.698	0
	2007	$18.698	$20.425	0
	2008	$20.425	$11.535	0
	2009	$11.535	$16.264	0
	2010	$16.264	$20.386	0
	2011	$20.386	$19.055	0
	2012	$19.055	$20.743	0
	2013	$20.743	$28.145	0
	2014	$28.145	$29.707	0
	2015	$29.707	$28.400	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.298	$10.520	90,463
	2007	$10.520	$11.014	63,048
	2008	$11.014	$11.637	61,237
	2009	$11.637	$11.783	49,183
	2010	$11.783	$12.183	63,376
	2011	$12.183	$12.646	59,574
	2012	$12.646	$12.653	59,470
	2013	$12.653	$12.148	35,936
	2014	$12.148	$12.335	39,118
	2015	$12.335	$12.171	19,770
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.867	$32.542	17,441
	2007	$32.542	$41.155	14,969
	2008	$41.155	$19.115	7,214
	2009	$19.115	$32.401	7,357
	2010	$32.401	$37.417	6,635
	2011	$37.417	$30.922	7,427
	2012	$30.922	$34.364	6,508
	2013	$34.364	$33.437	6,677
	2014	$33.437	$30.083	4,398
	2015	$30.083	$23.752	4,426
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.129	$20.431	81,328
	2007	$20.431	$23.164	69,029
	2008	$23.164	$13.563	43,154
	2009	$13.563	$18.255	29,389
	2010	$18.255	$19.436	23,615
	2011	$19.436	$17.058	18,159
	2012	$17.058	$19.807	13,174
	2013	$19.807	$23.921	11,667
	2014	$23.921	$20.877	9,494
	2015	$20.877	$19.172	7,987
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.825	$15.313	0
	2007	$15.313	$16.692	0
	2008	$16.692	$17.410	952
	2009	$17.410	$20.293	1,687
	2010	$20.293	$22.810	1,730
	2011	$22.810	$22.207	1,725
	2012	$22.207	$25.095	1,417
	2013	$25.095	$25.047	1,388
	2014	$25.047	$25.050	3,363
	2015	$25.050	$23.542	4,177

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.013	$13.116	16,490
	2007	$13.116	$15.024	9,192
	2008	$15.024	$7.508	5,082
	2009	$7.508	$12.214	4,116
	2010	$12.214	$14.342	4,097
	2011	$14.342	$13.186	4,311
	2012	$13.186	$14.684	4,140
	2013	$14.684	$20.160	3,502
	2014	$20.160	$21.417	2,226
	2015	$21.417	$22.033	2,109
Invesco V.I. American Value Fund – Series I
	2006	$12.455	$14.764	5,289
	2007	$14.764	$15.636	5,082
	2008	$15.636	$9.015	3,220
	2009	$9.015	$12.325	2,743
	2010	$12.325	$14.797	1,973
	2011	$14.797	$14.667	1,131
	2012	$14.667	$16.897	1,985
	2013	$16.897	$22.281	1,063
	2014	$22.281	$24.015	1,468
	2015	$24.015	$21.433	855
Invesco V.I. American Value Fund – Series II
	2006	$12.429	$14.725	12,220
	2007	$14.725	$15.580	18,366
	2008	$15.580	$8.963	13,037
	2009	$8.963	$12.250	10,552
	2010	$12.250	$14.699	6,254
	2011	$14.699	$14.556	7,290
	2012	$14.556	$16.735	5,356
	2013	$16.735	$22.013	4,323
	2014	$22.013	$23.668	3,259
	2015	$23.668	$21.069	3,953
Invesco V.I. Comstock Fund – Series II
	2006	$11.583	$13.202	96,241
	2007	$13.202	$12.662	62,385
	2008	$12.662	$7.983	38,316
	2009	$7.983	$10.067	34,260
	2010	$10.067	$11.439	27,134
	2011	$11.439	$10.998	17,105
	2012	$10.998	$12.845	14,020
	2013	$12.845	$17.113	9,416
	2014	$17.113	$18.336	13,371
	2015	$18.336	$16.892	11,880
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.550	$12.771	72,485
	2007	$12.771	$12.962	66,971
	2008	$12.962	$9.843	44,327
	2009	$9.843	$11.841	27,589
	2010	$11.841	$13.028	21,104
	2011	$13.028	$12.629	15,249
	2012	$12.629	$13.939	13,154
	2013	$13.939	$17.096	9,645
	2014	$17.096	$18.262	5,638
	2015	$18.262	$17.471	5,458

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.129	$18.372	88,795
	2007	$18.372	$18.497	52,886
	2008	$18.497	$12.314	39,008
	2009	$12.314	$15.009	36,554
	2010	$15.009	$16.538	26,125
	2011	$16.538	$15.875	24,807
	2012	$15.875	$17.827	23,154
	2013	$17.827	$23.421	17,960
	2014	$23.421	$25.294	14,613
	2015	$25.294	$24.018	13,205
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.129	$12.499	2,041
	2007	$12.499	$14.435	1,940
	2008	$14.435	$7.537	212
	2009	$7.537	$11.574	0
	2010	$11.574	$14.468	0
	2011	$14.468	$12.879	0
	2012	$12.879	$14.119	0
	2013	$14.119	$18.942	0
	2014	$18.942	$20.033	2,213
	2015	$20.033	$19.880	1,954
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.305	$11.066	133,264
	2007	$11.066	$11.539	47,660
	2008	$11.539	$9.345	37,334
	2009	$9.345	$12.327	38,088
	2010	$12.327	$13.597	28,215
	2011	$13.597	$13.940	31,300
	2012	$13.940	$15.405	26,709
	2013	$15.405	$16.366	25,783
	2014	$16.366	$16.772	33,421
	2015	$16.772	$16.219	27,995
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.456	$12.899	21,461
	2007	$12.899	$13.519	15,659
	2008	$13.519	$9.470	12,046
	2009	$9.470	$11.716	10,791
	2010	$11.716	$13.696	8,367
	2011	$13.696	$12.847	7,241
	2012	$12.847	$13.952	3,826
	2013	$13.952	$18.602	3,104
	2014	$18.602	$19.574	3,155
	2015	$19.574	$18.561	1,587
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.043	$12.720	72,238
	2007	$12.720	$12.920	83,465
	2008	$12.920	$8.067	53,957
	2009	$8.067	$9.420	48,170
	2010	$9.420	$10.862	32,228
	2011	$10.862	$10.020	28,704
	2012	$10.020	$11.029	17,286
	2013	$11.029	$14.721	12,736
	2014	$14.721	$15.563	7,370
	2015	$15.563	$14.847	6,589

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.446	$12.129	25,731
	2007	$12.129	$14.445	27,856
	2008	$14.445	$8.761	14,051
	2009	$8.761	$12.523	12,260
	2010	$12.523	$15.119	10,688
	2011	$15.119	$13.356	7,617
	2012	$13.356	$14.967	7,475
	2013	$14.967	$20.149	5,306
	2014	$20.149	$20.989	4,993
	2015	$20.989	$21.175	2,243
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.821	$13.030	79,065
	2007	$13.030	$12.870	64,917
	2008	$12.870	$7.665	38,093
	2009	$7.665	$9.531	33,322
	2010	$9.531	$11.741	17,564
	2011	$11.741	$11.069	16,093
	2012	$11.069	$12.451	13,787
	2013	$12.451	$15.936	9,985
	2014	$15.936	$17.455	9,265
	2015	$17.455	$16.493	7,825
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.244	$14.006	109,153
	2007	$14.006	$15.661	94,498
	2008	$15.661	$8.357	65,749
	2009	$8.357	$11.831	57,828
	2010	$11.831	$12.682	44,855
	2011	$12.682	$12.284	40,237
	2012	$12.284	$13.730	35,163
	2013	$13.730	$17.452	25,789
	2014	$17.452	$19.733	18,092
	2015	$19.733	$20.013	14,849
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.378	$15.654	16,614
	2007	$15.654	$15.909	14,185
	2008	$15.909	$8.809	14,356
	2009	$8.809	$10.520	13,002
	2010	$10.520	$11.642	11,032
	2011	$11.642	$11.478	8,941
	2012	$11.478	$12.636	8,667
	2013	$12.636	$14.003	5,148
	2014	$14.003	$14.854	4,704
	2015	$14.854	$14.671	4,634
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.156	$10.467	56,610
	2007	$10.467	$10.699	113,131
	2008	$10.699	$6.402	91,674
	2009	$6.402	$6.856	87,991
	2010	$6.856	$7.493	78,060
	2011	$7.493	$7.942	54,983
	2012	$7.942	$8.593	33,793
	2013	$8.593	$8.408	24,385
	2014	$8.408	$8.829	22,474
	2015	$8.829	$8.732	24,158

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.986	$16.124	30,216
	2007	$16.124	$16.790	24,958
	2008	$16.790	$8.374	17,093
	2009	$8.374	$10.878	17,358
	2010	$10.878	$13.585	12,134
	2011	$13.585	$13.454	11,757
	2012	$13.454	$15.348	11,672
	2013	$15.348	$20.443	9,910
	2014	$20.443	$21.187	9,766
	2015	$21.187	$22.128	8,022
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.618	$21.461	30,533
	2007	$21.461	$22.357	27,024
	2008	$22.357	$13.101	20,192
	2009	$13.101	$17.930	16,803
	2010	$17.930	$20.374	7,600
	2011	$20.374	$18.304	7,048
	2012	$18.304	$21.741	6,832
	2013	$21.741	$27.116	4,660
	2014	$27.116	$27.178	4,529
	2015	$27.178	$27.671	3,760
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.010	$13.702	176,737
	2007	$13.702	$14.741	153,933
	2008	$14.741	$12.380	136,040
	2009	$12.380	$14.396	130,323
	2010	$14.396	$16.227	107,136
	2011	$16.227	$16.041	75,300
	2012	$16.041	$17.825	72,670
	2013	$17.825	$17.441	54,120
	2014	$17.441	$17.556	46,592
	2015	$17.556	$16.812	32,313
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.864	$14.873	29,168
	2007	$14.873	$14.536	21,030
	2008	$14.536	$3.059	19,862
	2009	$3.059	$3.784	14,854
	2010	$3.784	$4.252	12,859
	2011	$4.252	$4.070	11,497
	2012	$4.070	$4.515	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.065	$15.853	129,358
	2007	$15.853	$16.214	110,198
	2008	$16.214	$9.773	75,153
	2009	$9.773	$12.285	57,942
	2010	$12.285	$13.974	45,608
	2011	$13.974	$13.681	37,046
	2012	$13.681	$15.668	33,014
	2013	$15.668	$20.225	25,372
	2014	$20.225	$21.929	21,172
	2015	$21.929	$22.205	16,398

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.496	$20.828	43,420
	2007	$20.828	$20.169	27,811
	2008	$20.169	$12.279	20,348
	2009	$12.279	$16.508	17,669
	2010	$16.508	$19.950	10,854
	2011	$19.950	$19.127	9,327
	2012	$19.127	$22.103	8,392
	2013	$22.103	$30.526	5,671
	2014	$30.526	$33.473	4,149
	2015	$33.473	$30.871	3,059
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.596	35,900
	2010	$12.596	$13.931	35,611
	2011	$13.931	$13.945	25,706
	2012	$13.945	$16.338	21,573
	2013	$16.338	$21.247	14,909
	2014	$21.247	$23.509	12,907
	2015	$23.509	$22.385	10,392
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.117	$14.418	30,252
	2007	$14.418	$14.294	26,289
	2008	$14.294	$8.321	11,149
	2009	$8.321	$10.266	10,936
	2010	$10.266	$11.174	10,517
	2011	$11.174	$11.279	9,753
	2012	$11.279	$12.465	9,149
	2013	$12.465	$14.457	8,415
	2014	$14.457	$15.714	8,129
	2015	$15.714	$15.258	8,345
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.997	$15.515	50,392
	2007	$15.515	$15.684	83,907
	2008	$15.684	$10.270	76,177
	2009	$10.270	$13.637	61,582
	2010	$13.637	$15.361	55,636
	2011	$15.361	$15.023	46,183
	2012	$15.023	$16.849	39,108
	2013	$16.849	$19.773	28,092
	2014	$19.773	$21.249	25,340
	2015	$21.249	$20.904	24,269
Putnam VT Global Health Care Fund – Class IB
	2006	$13.221	$13.348	1,825
	2007	$13.348	$13.029	1,961
	2008	$13.029	$10.611	139
	2009	$10.611	$13.130	0
	2010	$13.130	$13.214	0
	2011	$13.214	$12.825	0
	2012	$12.825	$15.399	0
	2013	$15.399	$21.425	0
	2014	$21.425	$26.858	853
	2015	$26.858	$28.431	698

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.903	$22.337	3,442
	2007	$22.337	$26.310	3,165
	2008	$26.310	$17.960	43
	2009	$17.960	$18.936	50
	2010	$18.936	$18.938	52
	2011	$18.938	$17.594	56
	2012	$17.594	$18.149	59
	2013	$18.149	$20.287	66
	2014	$20.287	$22.829	66
	2015	$22.829	$20.197	72
Putnam VT Growth and Income Fund – Class IB
	2006	$15.231	$17.340	36,373
	2007	$17.340	$15.999	25,411
	2008	$15.999	$9.632	12,393
	2009	$9.632	$12.280	10,381
	2010	$12.280	$13.794	10,965
	2011	$13.794	$12.919	11,289
	2012	$12.919	$15.115	10,391
	2013	$15.115	$20.141	10,063
	2014	$20.141	$21.904	4,823
	2015	$21.904	$19.892	4,022
Putnam VT High Yield Fund – Class IB
	2006	$14.670	$15.925	43,697
	2007	$15.925	$16.075	35,867
	2008	$16.075	$11.672	24,451
	2009	$11.672	$17.216	22,798
	2010	$17.216	$19.282	11,273
	2011	$19.282	$19.270	9,895
	2012	$19.270	$21.953	8,504
	2013	$21.953	$23.254	6,415
	2014	$23.254	$23.194	6,019
	2015	$23.194	$21.559	5,213
Putnam VT Income Fund – Class IB
	2006	$10.768	$11.054	159,430
	2007	$11.054	$11.422	132,584
	2008	$11.422	$8.533	91,416
	2009	$8.533	$12.291	87,147
	2010	$12.291	$13.262	69,943
	2011	$13.262	$13.677	55,962
	2012	$13.677	$14.874	53,044
	2013	$14.874	$14.882	47,678
	2014	$14.882	$15.559	43,964
	2015	$15.559	$15.057	37,278
Putnam VT International Equity Fund – Class IB
	2006	$16.829	$21.110	54,094
	2007	$21.110	$22.464	55,076
	2008	$22.464	$12.365	33,330
	2009	$12.365	$15.135	30,099
	2010	$15.135	$16.355	25,046
	2011	$16.355	$13.342	18,531
	2012	$13.342	$15.975	17,846
	2013	$15.975	$20.093	13,478
	2014	$20.093	$18.396	13,441
	2015	$18.396	$18.092	7,499

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.359	$17.187	54,996
	2007	$17.187	$16.005	35,019
	2008	$16.005	$9.502	7,451
	2009	$9.502	$12.209	5,658
	2010	$12.209	$13.659	5,763
	2011	$13.659	$13.421	2,924
	2012	$13.421	$15.398	2,315
	2013	$15.398	$20.435	1,920
	2014	$20.435	$22.861	1,662
	2015	$22.861	$21.963	1,541
Putnam VT Money Market Fund – Class IB
	2006	$9.809	$10.057	213,854
	2007	$10.057	$10.349	342,086
	2008	$10.349	$10.424	324,791
	2009	$10.424	$10.259	309,668
	2010	$10.259	$10.079	139,474
	2011	$10.079	$9.900	108,589
	2012	$9.900	$9.724	107,194
	2013	$9.724	$9.551	91,535
	2014	$9.551	$9.381	75,214
	2015	$9.381	$9.214	51,158
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.797	$16.843	234
	2007	$16.843	$17.489	168
	2008	$17.489	$10.521	0
	2009	$10.521	$13.653	0
	2010	$13.653	$16.031	2,373
	2011	$16.031	$14.944	2,372
	2012	$14.944	$17.136	2,864
	2013	$17.136	$22.962	598
	2014	$22.962	$25.593	598
	2015	$25.593	$25.062	104
Putnam VT New Value Fund – Class IB
	2006	$17.183	$19.579	74,753
	2007	$19.579	$18.286	63,253
	2008	$18.286	$9.921	39,738
	2009	$9.921	$9.338	0
Putnam VT Research Fund – Class IB
	2006	$14.268	$15.599	1,566
	2007	$15.599	$15.403	1,499
	2008	$15.403	$9.296	534
	2009	$9.296	$12.160	509
	2010	$12.160	$13.898	719
	2011	$13.898	$13.411	686
	2012	$13.411	$15.531	659
	2013	$15.531	$20.342	634
	2014	$20.342	$22.946	607
	2015	$22.946	$22.187	578
Putnam VT Vista Fund – Class IB
	2006	$17.401	$18.022	3,112
	2007	$18.022	$18.372	1,127
	2008	$18.372	$9.825	273
	2009	$9.825	$13.388	267
	2010	$13.388	$15.277	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.276	$13.748	33,560
	2007	$13.748	$14.246	25,420
	2008	$14.246	$8.809	15,219
	2009	$8.809	$14.180	14,031
	2010	$14.180	$16.823	19,786
	2011	$16.823	$13.573	23,049
	2012	$13.573	$15.226	20,209
	2013	$15.226	$21.493	19,387
	2014	$21.493	$23.160	22,665
	2015	$23.160	$21.355	20,561
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.519	$17.977	14,849
	2007	$17.977	$18.782	10,381
	2008	$18.782	$15.683	7,102
	2009	$15.683	$20.040	6,200
	2010	$20.040	$21.599	4,048
	2011	$21.599	$22.674	7,999
	2012	$22.674	$26.248	6,884
	2013	$26.248	$23.520	9,742
	2014	$23.520	$23.767	4,453
	2015	$23.767	$23.067	4,367
UIF Global Franchise Portfolio, Class II
	2006	$12.180	$14.536	101,345
	2007	$14.536	$15.670	83,710
	2008	$15.670	$10.936	58,984
	2009	$10.936	$13.915	55,696
	2010	$13.915	$15.586	42,266
	2011	$15.586	$16.693	36,346
	2012	$16.693	$18.949	17,100
	2013	$18.949	$22.269	12,833
	2014	$22.269	$22.857	13,284
	2015	$22.857	$23.840	13,469
UIF Growth Portfolio, Class I
	2006	$12.215	$12.490	10,996
	2007	$12.490	$14.952	10,166
	2008	$14.952	$7.461	2,938
	2009	$7.461	$12.131	3,621
	2010	$12.131	$14.638	1,574
	2011	$14.638	$13.974	3,159
	2012	$13.974	$15.697	2,904
	2013	$15.697	$22.827	2,404
	2014	$22.827	$23.844	2,341
	2015	$23.844	$26.284	2,055
UIF Growth Portfolio, Class II
	2006	$12.162	$12.400	13,657
	2007	$12.400	$14.815	6,253
	2008	$14.815	$7.370	7,839
	2009	$7.370	$11.953	4,708
	2010	$11.953	$14.394	4,856
	2011	$14.394	$13.707	4,385
	2012	$13.707	$15.352	3,986
	2013	$15.352	$22.273	3,051
	2014	$22.273	$23.207	2,670
	2015	$23.207	$25.519	2,360

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.820	22,302
	2007	$9.820	$11.823	30,094
	2008	$11.823	$6.175	19,376
	2009	$6.175	$9.544	17,313
	2010	$9.544	$12.398	19,532
	2011	$12.398	$11.303	13,370
	2012	$11.303	$12.042	10,053
	2013	$12.042	$16.260	9,099
	2014	$16.260	$16.263	8,883
	2015	$16.263	$15.015	8,324
UIF Small Company Growth Portfolio, Class II
	2006	$17.582	$19.312	5,220
	2007	$19.312	$19.526	4,232
	2008	$19.526	$11.422	2,737
	2009	$11.422	$16.450	5,060
	2010	$16.450	$20.446	3,421
	2011	$20.446	$18.331	3,341
	2012	$18.331	$20.650	3,340
	2013	$20.650	$34.746	3,310
	2014	$34.746	$29.393	2,637
	2015	$29.393	$26.040	2,637
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.236	$30.066	29,901
	2007	$30.066	$24.425	16,406
	2008	$24.425	$14.859	12,296
	2009	$14.859	$18.750	12,283
	2010	$18.750	$23.852	6,595
	2011	$23.852	$24.753	5,862
	2012	$24.753	$28.106	5,064
	2013	$28.106	$28.087	4,290
	2014	$28.087	$35.701	3,153
	2015	$35.701	$35.736	2,490
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.934	$10.164	133,457
	2007	$10.164	$10.426	137,828
	2008	$10.426	$10.422	135,319
	2009	$10.422	$10.243	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.193	0
	2007	$10.193	$11.633	0
	2008	$11.633	$6.487	0
	2009	$6.487	$8.551	0
	2010	$8.551	$9.730	0
	2011	$9.730	$9.205	0
	2012	$9.205	$10.403	0
	2013	$10.403	$13.257	0
	2014	$13.257	$14.404	0
	2015	$14.404	$14.074	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.383	0
	2007	$10.383	$10.953	0
	2008	$10.953	$7.976	0
	2009	$7.976	$9.620	0
	2010	$9.620	$10.536	0
	2011	$10.536	$10.210	0
	2012	$10.210	$11.085	0
	2013	$11.085	$12.210	0
	2014	$12.210	$12.382	0
	2015	$12.382	$11.985	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.141	0
	2008	$11.141	$7.285	0
	2009	$7.285	$9.113	0
	2010	$9.113	$10.138	0
	2011	$10.138	$9.744	0
	2012	$9.744	$10.720	0
	2013	$10.720	$12.063	0
	2014	$12.063	$12.278	0
	2015	$12.278	$11.893	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.421	0
	2007	$10.421	$11.263	0
	2008	$11.263	$6.776	0
	2009	$6.776	$8.650	0
	2010	$8.650	$9.755	0
	2011	$9.755	$9.224	0
	2012	$9.224	$10.338	0
	2013	$10.338	$12.214	0
	2014	$12.214	$12.449	0
	2015	$12.449	$12.050	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.274	0
	2007	$10.274	$10.588	0
	2008	$10.588	$9.200	0
	2009	$9.200	$10.263	0
	2010	$10.263	$10.712	0
	2011	$10.712	$10.569	0
	2012	$10.569	$10.928	0
	2013	$10.928	$11.188	0
	2014	$11.188	$11.272	0
	2015	$11.272	$10.906	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$16.700	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.673	0
	2007	$9.673	$11.511	0
	2008	$11.511	$6.186	0
	2009	$6.186	$8.694	0
	2010	$8.694	$10.133	0
	2011	$10.133	$9.905	0
	2012	$9.905	$11.390	0
	2013	$11.390	$14.919	0
	2014	$14.919	$16.309	0
	2015	$16.309	$17.246	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.742	0
	2007	$10.742	$10.994	0
	2008	$10.994	$6.722	0
	2009	$6.722	$8.262	0
	2010	$8.262	$9.224	0
	2011	$9.224	$9.137	0
	2012	$9.137	$10.280	0
	2013	$10.280	$13.196	0
	2014	$13.196	$14.547	0
	2015	$14.547	$14.309	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.804	0
	2007	$9.804	$11.002	0
	2008	$11.002	$6.465	0
	2009	$6.465	$8.793	0
	2010	$8.793	$11.001	0
	2011	$11.001	$9.544	0
	2012	$9.544	$10.639	0
	2013	$10.639	$14.066	0
	2014	$14.066	$14.514	0
	2015	$14.514	$13.893	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.377	$16.335	497
	2007	$16.335	$15.304	510
	2008	$15.304	$9.658	443
	2009	$9.658	$11.894	470
	2010	$11.894	$13.505	445
	2011	$13.505	$13.459	397
	2012	$13.459	$14.698	377
	2013	$14.698	$18.537	365
	2014	$18.537	$19.686	322
	2015	$19.686	$18.982	296

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.031	$12.693	0
	2007	$12.693	$12.814	0
	2008	$12.814	$8.771	0
	2009	$8.771	$11.574	0
	2010	$11.574	$12.690	0
	2011	$12.690	$12.644	0
	2012	$12.644	$13.859	0
	2013	$13.859	$15.367	0
	2014	$15.367	$15.644	0
	2015	$15.644	$14.149	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.323	$11.140	0
	2007	$11.140	$11.514	0
	2008	$11.514	$7.336	0
	2009	$7.336	$9.261	0
	2010	$9.261	$10.056	0
	2011	$10.056	$9.639	0
	2012	$9.639	$10.539	0
	2013	$10.539	$13.192	0
	2014	$13.192	$14.437	0
	2015	$14.437	$14.839	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.936	0
	2007	$10.936	$11.901	0
	2008	$11.901	$8.285	0
	2009	$8.285	$9.942	0
	2010	$9.942	$10.832	0
	2011	$10.832	$10.229	0
	2012	$10.229	$11.283	0
	2013	$11.283	$14.012	0
	2014	$14.012	$14.413	0
	2015	$14.413	$13.513	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.811	$17.063	1,250
	2007	$17.063	$17.179	1,203
	2008	$17.179	$10.513	1,070
	2009	$10.513	$12.895	1,132
	2010	$12.895	$13.953	1,133
	2011	$13.953	$13.437	1,072
	2012	$13.437	$14.937	995
	2013	$14.937	$18.644	452
	2014	$18.644	$19.434	407
	2015	$19.434	$17.978	380
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.377	$20.921	622
	2007	$20.921	$19.871	640
	2008	$19.871	$12.951	547
	2009	$12.951	$16.277	553
	2010	$16.277	$20.310	499
	2011	$20.310	$19.022	465
	2012	$19.022	$21.912	435
	2013	$21.912	$29.050	53
	2014	$29.050	$28.430	56
	2015	$28.430	$25.621	47

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.024	$18.007	0
	2007	$18.007	$19.490	0
	2008	$19.490	$10.905	0
	2009	$10.905	$15.236	0
	2010	$15.236	$18.923	0
	2011	$18.923	$17.525	0
	2012	$17.525	$18.903	0
	2013	$18.903	$25.413	0
	2014	$25.413	$26.577	0
	2015	$26.577	$25.175	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.141	$10.265	1,084
	2007	$10.265	$10.648	1,084
	2008	$10.648	$11.148	1,084
	2009	$11.148	$11.184	1,084
	2010	$11.184	$11.458	1,034
	2011	$11.458	$11.784	976
	2012	$11.784	$11.683	926
	2013	$11.683	$11.114	880
	2014	$11.114	$11.181	828
	2015	$11.181	$10.932	773
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.143	$31.342	0
	2007	$31.342	$39.272	0
	2008	$39.272	$18.073	0
	2009	$18.073	$30.353	0
	2010	$30.353	$34.732	0
	2011	$34.732	$28.440	0
	2012	$28.440	$31.315	0
	2013	$31.315	$30.192	0
	2014	$30.192	$26.914	0
	2015	$26.914	$21.055	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.649	$19.677	608
	2007	$19.677	$22.104	608
	2008	$22.104	$12.824	608
	2009	$12.824	$17.101	608
	2010	$17.101	$18.041	580
	2011	$18.041	$15.689	547
	2012	$15.689	$18.049	519
	2013	$18.049	$21.599	493
	2014	$21.599	$18.678	464
	2015	$18.678	$16.995	434
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.438	$14.747	0
	2007	$14.747	$15.927	0
	2008	$15.927	$16.461	0
	2009	$16.461	$19.011	0
	2010	$19.011	$21.173	0
	2011	$21.173	$20.425	0
	2012	$20.425	$22.869	0
	2013	$22.869	$22.616	0
	2014	$22.616	$22.411	0
	2015	$22.411	$20.869	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.648	$12.632	0
	2007	$12.632	$14.336	0
	2008	$14.336	$7.098	0
	2009	$7.098	$11.441	0
	2010	$11.441	$13.312	0
	2011	$13.312	$12.127	0
	2012	$12.127	$13.381	0
	2013	$13.381	$18.203	0
	2014	$18.203	$19.161	0
	2015	$19.161	$19.531	0
Invesco V.I. American Value Fund – Series I
	2006	$12.265	$14.407	1,479
	2007	$14.407	$15.117	1,356
	2008	$15.117	$8.636	1,302
	2009	$8.636	$11.698	1,256
	2010	$11.698	$13.916	1,147
	2011	$13.916	$13.667	1,048
	2012	$13.667	$15.600	944
	2013	$15.600	$20.383	411
	2014	$20.383	$21.769	367
	2015	$21.769	$19.250	354
Invesco V.I. American Value Fund – Series II
	2006	$12.240	$14.369	0
	2007	$14.369	$15.063	0
	2008	$15.063	$8.586	0
	2009	$8.586	$11.626	0
	2010	$11.626	$13.824	0
	2011	$13.824	$13.564	0
	2012	$13.564	$15.452	0
	2013	$15.452	$20.138	0
	2014	$20.138	$21.454	0
	2015	$21.454	$18.923	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.407	$12.882	0
	2007	$12.882	$12.242	0
	2008	$12.242	$7.647	0
	2009	$7.647	$9.555	0
	2010	$9.555	$10.758	0
	2011	$10.758	$10.248	0
	2012	$10.248	$11.859	0
	2013	$11.859	$15.655	0
	2014	$15.655	$16.620	0
	2015	$16.620	$15.171	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.374	$12.461	0
	2007	$12.461	$12.532	0
	2008	$12.532	$9.429	0
	2009	$9.429	$11.238	0
	2010	$11.238	$12.252	0
	2011	$12.252	$11.768	0
	2012	$11.768	$12.869	0
	2013	$12.869	$15.640	0
	2014	$15.640	$16.554	0
	2015	$16.554	$15.692	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.677	$17.694	1,195
	2007	$17.694	$17.650	1,156
	2008	$17.650	$11.643	961
	2009	$11.643	$14.061	1,028
	2010	$14.061	$15.351	1,037
	2011	$15.351	$14.601	981
	2012	$14.601	$16.246	902
	2013	$16.246	$21.147	396
	2014	$21.147	$22.629	350
	2015	$22.629	$21.291	321
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.945	$12.197	0
	2007	$12.197	$13.955	0
	2008	$13.955	$7.219	0
	2009	$7.219	$10.986	0
	2010	$10.986	$13.606	0
	2011	$13.606	$12.001	0
	2012	$12.001	$13.035	0
	2013	$13.035	$17.328	0
	2014	$17.328	$18.159	0
	2015	$18.159	$17.854	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.188	$10.840	0
	2007	$10.840	$11.199	0
	2008	$11.199	$8.987	0
	2009	$8.987	$11.745	0
	2010	$11.745	$12.837	0
	2011	$12.837	$13.040	0
	2012	$13.040	$14.279	0
	2013	$14.279	$15.030	0
	2014	$15.030	$15.262	0
	2015	$15.262	$14.624	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.326	$12.636	0
	2007	$12.636	$13.120	0
	2008	$13.120	$9.107	0
	2009	$9.107	$11.163	0
	2010	$11.163	$12.930	0
	2011	$12.930	$12.018	0
	2012	$12.018	$12.932	0
	2013	$12.932	$17.084	0
	2014	$17.084	$17.811	0
	2015	$17.811	$16.735	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.918	$12.460	0
	2007	$12.460	$12.540	0
	2008	$12.540	$7.758	0
	2009	$7.758	$8.975	0
	2010	$8.975	$10.255	0
	2011	$10.255	$9.373	0
	2012	$9.373	$10.223	0
	2013	$10.223	$13.519	0
	2014	$13.519	$14.162	0
	2015	$14.162	$13.386	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.315	$11.881	0
	2007	$11.881	$14.020	0
	2008	$14.020	$8.425	0
	2009	$8.425	$11.932	0
	2010	$11.932	$14.273	0
	2011	$14.273	$12.494	0
	2012	$12.494	$13.872	0
	2013	$13.872	$18.504	0
	2014	$18.504	$19.099	0
	2015	$19.099	$19.092	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.686	$12.764	0
	2007	$12.764	$12.491	0
	2008	$12.491	$7.371	0
	2009	$7.371	$9.081	0
	2010	$9.081	$11.085	0
	2011	$11.085	$10.354	0
	2012	$10.354	$11.541	0
	2013	$11.541	$14.635	0
	2014	$14.635	$15.883	0
	2015	$15.883	$14.871	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.923	$13.542	1,540
	2007	$13.542	$15.002	1,366
	2008	$15.002	$7.932	1,376
	2009	$7.932	$11.127	1,339
	2010	$11.127	$11.818	1,329
	2011	$11.818	$11.342	1,218
	2012	$11.342	$12.560	1,172
	2013	$12.560	$15.820	531
	2014	$15.820	$17.723	446
	2015	$17.723	$17.810	383
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$13.975	$15.077	0
	2007	$15.077	$15.180	0
	2008	$15.180	$8.329	0
	2009	$8.329	$9.855	0
	2010	$9.855	$10.806	0
	2011	$10.806	$10.556	0
	2012	$10.556	$11.515	0
	2013	$11.515	$12.643	0
	2014	$12.643	$13.290	0
	2015	$13.290	$13.005	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.040	$10.253	0
	2007	$10.253	$10.384	0
	2008	$10.384	$6.156	0
	2009	$6.156	$6.532	0
	2010	$6.532	$7.074	0
	2011	$7.074	$7.430	0
	2012	$7.430	$7.965	0
	2013	$7.965	$7.721	0
	2014	$7.721	$8.034	0
	2015	$8.034	$7.873	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.538	$15.529	0
	2007	$15.529	$16.021	0
	2008	$16.021	$7.917	0
	2009	$7.917	$10.190	0
	2010	$10.190	$12.609	0
	2011	$12.609	$12.374	0
	2012	$12.374	$13.986	0
	2013	$13.986	$18.459	0
	2014	$18.459	$18.955	0
	2015	$18.955	$19.615	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.097	$20.669	0
	2007	$20.669	$21.333	0
	2008	$21.333	$12.386	0
	2009	$12.386	$16.796	0
	2010	$16.796	$18.912	0
	2011	$18.912	$16.834	0
	2012	$16.834	$19.812	0
	2013	$19.812	$24.484	0
	2014	$24.484	$24.315	0
	2015	$24.315	$24.530	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.645	$13.196	56
	2007	$13.196	$14.066	52
	2008	$14.066	$11.705	36
	2009	$11.705	$13.486	35
	2010	$13.486	$15.063	31
	2011	$15.063	$14.754	28
	2012	$14.754	$16.244	25
	2013	$16.244	$15.749	29
	2014	$15.749	$15.707	0
	2015	$15.707	$14.903	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.475	$14.324	0
	2007	$14.324	$13.871	0
	2008	$13.871	$2.892	0
	2009	$2.892	$3.544	0
	2010	$3.544	$3.947	0
	2011	$3.947	$3.743	0
	2012	$3.743	$4.121	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.671	$15.268	2,503
	2007	$15.268	$15.472	2,445
	2008	$15.472	$9.240	2,345
	2009	$9.240	$11.508	2,391
	2010	$11.508	$12.971	2,287
	2011	$12.971	$12.583	2,563
	2012	$12.583	$14.278	2,392
	2013	$14.278	$18.262	1,754
	2014	$18.262	$19.619	1,620
	2015	$19.619	$19.684	1,484

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$17.977	$20.060	0
	2007	$20.060	$19.245	0
	2008	$19.245	$11.610	0
	2009	$11.610	$15.464	0
	2010	$15.464	$18.518	0
	2011	$18.518	$17.591	0
	2012	$17.591	$20.142	0
	2013	$20.142	$27.563	0
	2014	$27.563	$29.947	0
	2015	$29.947	$27.366	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.800	0
	2010	$11.800	$12.930	0
	2011	$12.930	$12.825	0
	2012	$12.825	$14.888	0
	2013	$14.888	$19.185	0
	2014	$19.185	$21.032	0
	2015	$21.032	$19.844	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.749	$13.886	982
	2007	$13.886	$13.639	981
	2008	$13.639	$7.867	891
	2009	$7.867	$9.617	957
	2010	$9.617	$10.372	978
	2011	$10.372	$10.373	891
	2012	$10.373	$11.359	839
	2013	$11.359	$13.053	154
	2014	$13.053	$14.059	111
	2015	$14.059	$13.526	88
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.605	$14.943	0
	2007	$14.943	$14.966	0
	2008	$14.966	$9.710	0
	2009	$9.710	$12.776	0
	2010	$12.776	$14.258	0
	2011	$14.258	$13.818	0
	2012	$13.818	$15.354	0
	2013	$15.354	$17.854	0
	2014	$17.854	$19.011	0
	2015	$19.011	$18.531	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.850	$12.855	0
	2007	$12.855	$12.432	0
	2008	$12.432	$10.032	0
	2009	$10.032	$12.300	0
	2010	$12.300	$12.265	0
	2011	$12.265	$11.795	0
	2012	$11.795	$14.033	0
	2013	$14.033	$19.345	0
	2014	$19.345	$24.029	0
	2015	$24.029	$25.204	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.401	$21.512	35
	2007	$21.512	$25.106	28
	2008	$25.106	$16.981	25
	2009	$16.981	$17.740	27
	2010	$17.740	$17.579	27
	2011	$17.579	$16.182	26
	2012	$16.182	$16.539	25
	2013	$16.539	$18.318	25
	2014	$18.318	$20.424	0
	2015	$20.424	$17.904	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.804	$16.700	2,315
	2007	$16.700	$15.267	2,370
	2008	$15.267	$9.107	2,273
	2009	$9.107	$11.504	2,318
	2010	$11.504	$12.804	2,243
	2011	$12.804	$11.882	2,551
	2012	$11.882	$13.774	2,368
	2013	$13.774	$18.186	1,685
	2014	$18.186	$19.596	1,552
	2015	$19.596	$17.633	1,458
Putnam VT High Yield Fund – Class IB
	2006	$14.259	$15.337	0
	2007	$15.337	$15.339	0
	2008	$15.339	$11.035	0
	2009	$11.035	$16.128	0
	2010	$16.128	$17.898	0
	2011	$17.898	$17.723	0
	2012	$17.723	$20.006	0
	2013	$20.006	$20.997	0
	2014	$20.997	$20.751	0
	2015	$20.751	$19.112	0
Putnam VT Income Fund – Class IB
	2006	$10.466	$10.645	0
	2007	$10.645	$10.899	0
	2008	$10.899	$8.068	0
	2009	$8.068	$11.514	0
	2010	$11.514	$12.310	0
	2011	$12.310	$12.579	0
	2012	$12.579	$13.555	0
	2013	$13.555	$13.437	0
	2014	$13.437	$13.920	0
	2015	$13.920	$13.348	0
Putnam VT International Equity Fund – Class IB
	2006	$16.357	$20.331	0
	2007	$20.331	$21.436	0
	2008	$21.436	$11.691	0
	2009	$11.691	$14.179	0
	2010	$14.179	$15.181	0
	2011	$15.181	$12.271	0
	2012	$12.271	$14.557	0
	2013	$14.557	$18.142	0
	2014	$18.142	$16.458	0
	2015	$16.458	$16.037	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$14.929	$16.552	0
	2007	$16.552	$15.273	0
	2008	$15.273	$8.984	0
	2009	$8.984	$11.437	0
	2010	$11.437	$12.678	0
	2011	$12.678	$12.343	0
	2012	$12.343	$14.032	0
	2013	$14.032	$18.451	0
	2014	$18.451	$20.453	0
	2015	$20.453	$19.469	0
Putnam VT Money Market Fund – Class IB
	2006	$9.534	$9.686	0
	2007	$9.686	$9.875	0
	2008	$9.875	$9.856	0
	2009	$9.856	$9.611	0
	2010	$9.611	$9.356	0
	2011	$9.356	$9.106	0
	2012	$9.106	$8.861	0
	2013	$8.861	$8.624	0
	2014	$8.624	$8.392	0
	2015	$8.392	$8.167	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.354	$16.221	1,490
	2007	$16.221	$16.688	1,419
	2008	$16.688	$9.947	1,314
	2009	$9.947	$12.790	1,333
	2010	$12.790	$14.880	1,902
	2011	$14.880	$13.744	1,780
	2012	$13.744	$15.615	1,693
	2013	$15.615	$20.733	502
	2014	$20.733	$22.897	432
	2015	$22.897	$22.216	374
Putnam VT New Value Fund – Class IB
	2006	$16.701	$18.856	0
	2007	$18.856	$17.449	0
	2008	$17.449	$9.379	0
	2009	$9.379	$8.819	0
Putnam VT Research Fund – Class IB
	2006	$13.868	$15.023	0
	2007	$15.023	$14.698	0
	2008	$14.698	$8.789	0
	2009	$8.789	$11.391	0
	2010	$11.391	$12.900	0
	2011	$12.900	$12.335	0
	2012	$12.335	$14.153	0
	2013	$14.153	$18.367	0
	2014	$18.367	$20.529	0
	2015	$20.529	$19.668	0
Putnam VT Vista Fund – Class IB
	2006	$16.913	$17.357	744
	2007	$17.357	$17.531	715
	2008	$17.531	$9.289	724
	2009	$9.289	$12.541	744
	2010	$12.541	$14.216	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.904	$13.240	1,830
	2007	$13.240	$13.594	1,752
	2008	$13.594	$8.329	1,585
	2009	$8.329	$13.284	1,301
	2010	$13.284	$15.615	1,167
	2011	$15.615	$12.483	1,242
	2012	$12.483	$13.875	1,235
	2013	$13.875	$19.406	455
	2014	$19.406	$20.720	401
	2015	$20.720	$18.930	379
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.056	$17.313	0
	2007	$17.313	$17.922	0
	2008	$17.922	$14.828	0
	2009	$14.828	$18.774	0
	2010	$18.774	$20.049	0
	2011	$20.049	$20.854	0
	2012	$20.854	$23.919	0
	2013	$23.919	$21.238	0
	2014	$21.238	$21.264	0
	2015	$21.264	$20.448	0
UIF Global Franchise Portfolio, Class II
	2006	$11.958	$14.141	0
	2007	$14.141	$15.104	0
	2008	$15.104	$10.444	0
	2009	$10.444	$13.167	0
	2010	$13.167	$14.613	0
	2011	$14.613	$15.508	0
	2012	$15.508	$17.443	0
	2013	$17.443	$20.311	0
	2014	$20.311	$20.656	0
	2015	$20.656	$21.347	0
UIF Growth Portfolio, Class I
	2006	$12.029	$12.187	1,643
	2007	$12.187	$14.455	1,371
	2008	$14.455	$7.147	1,419
	2009	$7.147	$11.514	1,257
	2010	$11.514	$13.766	1,097
	2011	$13.766	$13.022	1,003
	2012	$13.022	$14.492	1,003
	2013	$14.492	$20.883	382
	2014	$20.883	$21.614	365
	2015	$21.614	$23.606	290
UIF Growth Portfolio, Class II
	2006	$11.977	$12.100	0
	2007	$12.100	$14.323	0
	2008	$14.323	$7.059	0
	2009	$7.059	$11.345	0
	2010	$11.345	$13.536	0
	2011	$13.536	$12.772	0
	2012	$12.772	$14.175	0
	2013	$14.175	$20.376	0
	2014	$20.376	$21.036	0
	2015	$21.036	$22.920	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.759	0
	2007	$9.759	$11.642	0
	2008	$11.642	$6.025	0
	2009	$6.025	$9.226	0
	2010	$9.226	$11.875	0
	2011	$11.875	$10.727	0
	2012	$10.727	$11.324	0
	2013	$11.324	$15.150	0
	2014	$15.150	$15.014	0
	2015	$15.014	$13.735	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.156	$18.672	0
	2007	$18.672	$18.705	0
	2008	$18.705	$10.841	0
	2009	$10.841	$15.470	0
	2010	$15.470	$19.053	0
	2011	$19.053	$16.925	0
	2012	$16.925	$18.891	0
	2013	$18.891	$31.496	0
	2014	$31.496	$26.400	0
	2015	$26.400	$23.174	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.613	$28.957	510
	2007	$28.957	$23.307	510
	2008	$23.307	$14.048	510
	2009	$14.048	$17.565	510
	2010	$17.565	$22.140	487
	2011	$22.140	$22.765	0
	2012	$22.765	$25.612	0
	2013	$25.612	$25.360	0
	2014	$25.360	$31.940	0
	2015	$31.940	$31.679	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.753	$9.887	0
	2007	$9.887	$10.049	0
	2008	$10.049	$9.953	0
	2009	$9.953	$9.696	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

PA195-4

The Putnam Allstate Advisor Variable Annuities

(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001

Mailing Address: P.O. Box 758560, Topeka, KS 66675-8560

Telephone Number: 1-800-390-1277

Fax Number: 1-785-228-4568

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Putnam Allstate Advisor

• Putnam Allstate Advisor Plus

•  Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios (“Funds”) of the Putnam Variable Trust:

Putnam VT American Government Income Fund – Class IB

Putnam VT Capital Opportunities Fund – Class IB

Putnam VT Diversified Income Fund – Class IB

Putnam VT Equity Income Fund – Class IB

Putnam VT George Putnam Balanced Fund – Class IB

Putnam VT Global Asset Allocation Fund – Class IB

Putnam VT Global Equity Fund – Class IB

Putnam VT Global Health Care Fund – Class IB

Putnam VT Global Utilities Fund – Class IB

Putnam VT Growth and Income Fund – Class IB

Putnam VT Growth Opportunities Fund – Class IB

Putnam VT High Yield Fund – Class IB

Putnam VT Income Fund – Class IB

Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB

Putnam VT International Value Fund – Class IB

Putnam VT Investors Fund – Class IB

Putnam VT Multi-Cap Value Fund – Class IB

Putnam VT Government Money Market Fund – Class IB

Putnam VT Multi-Cap Growth Fund – Class IB

Putnam VT Research Fund – Class IB

Putnam VT Small Cap Value Fund – Class IB

Putnam VT Voyager Fund – Class IB

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
Accumulation Phase	6
Accumulation Unit	9, 12
Accumulation Unit Value	9, 12
Allstate Life (“we”)	1, 35
Annuitant	9
Automatic Additions Program	11
Automatic Fund Rebalancing Program	17
Beneficiary	10
Cancellation Period	3, 12
*Contract	3
Contract Anniversary	4
Contract Owner (“you”)	6, 9
Contract Value	12, 21
Contract Year	4
Credit Enhancement	2, 11
Dollar Cost Averaging Program	17
Due Proof of Death	26
Earnings Protection Death Benefit Option	3, 27
Enhanced Beneficiary Protection Option	3, 27
Excess of Earnings Withdrawal	27
Fixed Account Options	14
Free Withdrawal Amount	18

Funds	1, 17, 35
Guarantee Period	14
Income Base	4, 25
Income Plan	21
In-Force Earnings	27
In-Force Premium	27
Investment Alternatives	4, 13. 14, 15
Issue Date	6
Maximum Anniversary Value	26
Payout Phase	6
Payout Start Date	6, 21
Retirement Income Guarantee Rider	4, 18
Rider Application Date	3
Rider Date	24
Right to Cancel	3, 12
SEC	1
Settlement Value	26
Standard Fixed Account Option	14
Systematic Withdrawal Program	20
Valuation Date	11
Variable Account	1, 30
Variable Sub-Account	1, 13

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

1

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•  The Putnam Allstate Advisor Contract has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

• The Putnam Allstate Advisor Plus Contract offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

•  The Putnam Allstate Advisor Preferred Contract has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

2

 The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments

We are no longer offering new Contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum Contract Value of $1,000.

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.

Right to Cancel

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See “Right to Cancel” for details.

Expenses

Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Putnam Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

• Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Preferred Contracts

• Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

• Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)

All Contracts

•  If you select the Enhanced Beneficiary Protection Option you would pay an additional mortality and expense risk charge of 0.15%.

• If you select the Earnings Protection Death Benefit Option you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”)).

3

•  We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the Income Base in effect on a Contract Anniversary (“Contract Anniversary”).

• Transfer fee equal to 0.50% of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

Investment Alternatives

Each Contract offers several investment alternatives including:

•  a Standard Fixed Account Option* that credits interest at rates we guarantee, and

•  Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

Putnam Allstate Advisor Contracts offer 2 additional Fixed Account Options that credit interest at rates we guarantee.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.

*For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.

Special Services	For your convenience, we offer these special services: • Automatic Fund Rebalancing Program • Automatic Additions Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

•  life income with guaranteed payments

•  a joint and survivor life income with guaranteed payments

•  guaranteed payments for a specified period

•  combination life income and guaranteed payments for a specified period

•  combination joint and survivor life income and guaranteed payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

Prior to January 1, 2004, Allstate Life offered two Retirement Income Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.

4

Death Benefits

If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

5

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 21. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

6

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
	0	1	2	3	4	5	6	7+
Putnam Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%
	0	1	2	3	4	5	6	7	8+
Putnam Allstate Advisor Plus	8%	8%	8%	7%	6%	5%	4%	3%	0%
	0	1	2+
Putnam Allstate Advisor Preferred	2%	1%	0%
Annual Contract Maintenance Charge

Contract:
Putnam Allstate Advisor	$30**
Putnam Allstate Advisor Plus	none
Putnam Allstate Advisor Preferred	none
Transfer Fee	0.50% of the amount transferred***

* Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See “Withdrawal Charge,” for more information.

** Waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.25%	1.25%
Putnam Allstate Advisor Plus	1.60%	1.60%
Putnam Allstate Advisor Preferred	1.65%	1.65%

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

Enhanced Beneficiary Protection Option	0.15% (up to 0.25% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 0-65)	0.20% (up to 0.30% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 66-75)	0.35% (up to 0.50% for Options added in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option, and Earnings Protection Death Benefit Option (issue age 66-75)	Mortality and Expense Risk Charge*	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.75%	1.75%
Putnam Allstate Advisor Plus	2.10%	2.10%
Putnam Allstate Advisor Preferred	2.15%	2.15%

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

Retirement Income Guarantee Rider Expenses*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Riders” for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

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Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund’s fees and expenses appears in the prospectus for the Funds.

	Minimum	Maximum
Total Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.68%	1.54%

(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2015.

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated,

•  earned a 5% annual return on your investment,

•  surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

• elected the Enhanced Beneficiary Protection Option,

• elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

•  elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

	Putnam Allstate Advisor				Putnam Allstate Advisor Plus				Putnam Allstate Advisor Preferred
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 979	$ 1,680	$ 2,317	$ 4,097	$ 1,095	$ 1,940	$ 2,632	$ 4,360	$ 590	$ 1,274	$ 2,145	$ 4,401
Costs Based on Minimum Annual Portfolio Expenses	$ 896	$ 1,433	$ 1,914	$ 3,334	$ 1,012	$ 1,696	$ 2,237	$ 3,625	$ 507	$ 1,031	$ 1,750	$ 3,669

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Putnam Allstate Advisor				Putnam Allstate Advisor Plus				Putnam Allstate Advisor Preferred
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 384	$ 1,170	$ 1,977	$ 4,097	$ 415	$ 1,260	$ 2,122	$ 4,360	$ 420	$ 1,274	$ 2,145	$ 4,401
Costs Based on Minimum Annual Portfolio Expenses	$ 301	$ 923	$ 1,574	$ 3,334	$ 332	$ 1,016	$ 1,727	$ 3,625	$ 337	$ 1,031	$ 1,750	$ 3,669

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples reflect the Free Withdrawal Amounts if applicable, and the deduction of the annual contract maintenance charge of $30 each year for Putnam Allstate Advisor Contracts. The Examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above Examples assume you have selected the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and the Retirement Income Guarantee Rider 2 (prior to January 1, 2004) and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

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Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

9

The Contracts

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

• any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the “Death of Owner” and “Death of Annuitant” provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

•  90 – Putnam Allstate Advisor

•  85 – Putnam Allstate Advisor Plus

•  90 – Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”) is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

•  90 – Putnam Allstate Advisor

•  85 – Putnam Allstate Advisor Plus

•  90 – Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in

10

your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•  your spouse or, if he or she is no longer alive,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

11

Purchases

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

(Putnam Allstate Advisor Plus Contracts only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See “Right to Cancel” below for details. The Putnam Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

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RIGHT TO CANCEL

You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

For Putnam Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market Variable Sub-Account during the Cancellation Period.

13

Contract Value

On the Issue Date, the Contract Value is equal to:

•  your initial purchase payment for Putnam Allstate Advisor Contracts

•  your initial purchase payment plus the Credit Enhancement for Putnam Allstate Advisor Plus Contracts

•  your initial purchase payment for Putnam Allstate Advisor Preferred Contracts

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Fund in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

You should refer to the prospectus for the Fund for a description of how the assets of each such Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

14

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the Fund prospectuses, please contact us at 1-800-390-1277.

Fund:	Each Fund Seeks:
Putnam VT American Government Income Fund – Class IB	High current income with preservation of capital as its secondary objective.
Putnam VT Capital Opportunities Fund – Class IB	Long-term growth of capital.
Putnam VT Diversified Income Fund – Class IB	As high a level of current income as Putnam Management believes is consistent with preservation of capital.
Putnam VT Equity Income Fund – Class IB	Capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Long-term return consistent with the preservation of capital.
Putnam VT Global Equity Fund – Class IB	Capital appreciation.
Putnam VT Global Health Care Fund – Class IB	Capital appreciation.
Putnam VT Global Utilities Fund – Class IB	Capital growth and current income.
Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.
Putnam VT Growth Opportunities Fund – Class IB	Capital appreciation.
Putnam VT High Yield Fund – Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT International Growth Fund	Long-term capital appreciation.
Putnam VT International Value Fund	Capital growth. Current income is a secondary objective.
Putnam VT Investors Fund – Class IB	Long-term growth of capital and any increased income that results from this growth.
Putnam VT Multi-Cap Value Fund – Class IB	Capital appreciation, and as a secondary objective, current income.

Putnam VT Government Money Market Fund – Class IB(1) (formerly Putnam VT Money Market Fund – Class IB)	As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

Putnam VT Multi-Cap Growth Fund – Class IB	Long-term capital appreciation.
Putnam VT Research Fund – Class IB	Capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Capital appreciation.
Putnam VT George Putnam Balanced Fund – Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income.
Putnam VT Voyager Fund – Class IB	Capital appreciation.

(1) Effective April 30, 2016, the Putnam VT Money Market Fund intends to implement several changes to enable it to operate as a government money market fund. In addition, the name of the Fund will change to Putnam VT Government Money Market Fund.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

15

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

	Advisor	Advisor Plus	Advisor Preferred
Standard Fixed Account Option	Yes	Yes	No *
6 Month Dollar Cost Averaging Option	Yes	No	No
12 Month Dollar Cost Averaging Option	Yes	No	No

* The Standard Fixed Account Option is available with Contracts issued in Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

(Putnam Allstate Advisor Contracts only)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 17. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the “6 Month Dollar Cost Averaging Option”) or for up to 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Government Money Market Fund – Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Government Money Market Fund – Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

16

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under “Trading Limitations.”

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Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

• whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

•  the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund’s prospectus for more complete information regarding the fees and charges associated with each Fund.

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DOLLAR COST AVERAGING PROGRAM

You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 14.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the “Putnam Automatic Rebalancing Program.”

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

(Putnam Allstate Advisor Contracts only)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

• your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

• all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

•  1.25% for Putnam Allstate Advisor Contracts

•  1.60% for Putnam Allstate Advisor Plus Contracts

•  1.65% for Putnam Allstate Advisor Preferred Contracts

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.”

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE

We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See “Retirement Income Guarantee Riders” for details.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

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WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 7. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.

Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.

All Contracts

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

• on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•  the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•  withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•  withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Putnam Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.

Confinement Waiver.    We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.    you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.    we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3.    a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

Terminal Illness Waiver.    We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1.    you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.    you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

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Unemployment Waiver.    We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1.    you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2.    you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3.    you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES

Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 8. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”) receives compensation from the Funds’ investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.    An emergency exists as defined by the SEC, or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

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Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

•  the Annuitant’s 99th birthday, or

•  the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

•  fixed income payments;

•  variable income payments; or

•  a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4 – Combination Life Income and Guaranteed Payments for a Specified Period.     Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant’s life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 5 – Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the

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payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income Plan 6 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 7 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 8 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 9 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Guaranteed Payment Plans.    For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 (“guaranteed payment plans”):

•  The minimum payment period you may choose is 5 years.

•  If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

• If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

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Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•  reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.    deducting any applicable premium tax; and

2.    applying the resulting amount to the greater of:

(a) the appropriate value from the income payment table in your Contract; or

(b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

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RETIREMENT INCOME GUARANTEE RIDERS

Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

Eligibility.    To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•  You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the “Rider Date”);

•  The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

•  You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

• The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

•  10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied, or

•  5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

Retirement Income Guarantee Rider 1.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.    On the Rider Date, the Income Base is equal to the Contract Value.

2.    After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

•  For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

•  For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

Retirement Income Guarantee Rider 2.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

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The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1.    For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.    For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3.    On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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 Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.    any Contract Owner dies, or

2.    the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.    the Contract Value as of the date we determine the death benefit, or

2.    the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,

3.    the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see “Maximum Anniversary Value” below), or

4.    the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.    the Contract Value as of the date we determine the death benefit, or

2.    the Settlement Value as of the date we determine the death benefit. The “Settlement Value” is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as “Due Proof of Death”:

• a certified copy of a death certificate,

• a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

• other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

Maximum Anniversary Value.    On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1.    For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.    For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3.    On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary

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Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment.    The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

•  the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

•  the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under “Death Benefit Payments” below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION

The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider (“Rider Date”) is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.    the date we determine the death benefit, or

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2.    the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under “Death Benefit Amount.”

DEATH BENEFIT PAYMENTS

Death of Contract Owner.    If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section on page 10. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner’s options will be subject to any restrictions previously placed upon the Beneficiary.

If the sole new Contract Owner is your spouse, he or she may elect to:

1.    receive the death benefit in a lump sum, or

2.    apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner;

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)  over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii. transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.  transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greatest of:

• the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or

•  the Contract Value on the date we determine the death benefit; or

•  the Maximum Anniversary Value as defined in the “Death Benefit Amount” section, with the following changes:

• “Issue Date” is replaced by the date the Contract is continued,

• “initial purchase payment” (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.    receive the death benefit in a lump sum, or

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2.    apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner,

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)  over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the “Transfers” provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 15, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner’s death.

We reserve the right to offer additional options upon Death of Contract Owner.

If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.    receive the death benefit in a lump sum; or

2.    receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 15 for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see
Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

•  the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

•  “Rider Date” is replaced by the date the Contract is continued,

•  “Contract Value” is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

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Death of Annuitant.    If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.    receive the death benefit in a lump sum; or

2.    apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner,

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)  over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.    receive the death benefit in a lump sum; or

2.    receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 15, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant’s death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

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More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

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Changes in Funds.    If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds’ board of directors may require a separate account to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

Distribution.    Allstate Distributors, L.L.C. (“Allstate Distributors”), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, (“Exchange Act”) and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

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We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with the Contracts in the Statement of Additional Information.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

•  the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization.    Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•  if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•  if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v.

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Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal adviser for additional information.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•  Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

•  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

•  Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep

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track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

•  made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or total disability,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•  made after separation from service after age 55 (does not apply to IRAs),

•  made pursuant to an IRS levy,

•  made for certain medical expenses,

•  made to pay for health insurance premiums while unemployed (applies only for IRAs),

•  made for qualified higher education expenses (applies only for IRAs)

•  made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age

41

59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•  required minimum distributions, or,

•  a series of substantially equal periodic payments made over a period of at least 10 years, or,

•  a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•  hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA.A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply

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to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)  The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

•  severs employment,

•  dies,

•  becomes disabled, or

•  incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is

43

grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•  A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

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 Statement of Additional Information

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Calculation of Accumulation Unit Values	3
Calculation of Variable Income Payments	4

General Matters	5
Experts	6
Financial Statements	6
Appendix A

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A

Putnam Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
Maximum Age of Contract Owner and Annuitant on the Issue Date	90	85	90
Minimum Initial Purchase Payment	$10,000 ($500 for Qualified Contracts)	$10,000	$10,000
Fixed Account Options	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods – 6 Month Dollar Cost Averaging Option – 12 Month Dollar Cost Averaging Option	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods	N/A (available only with Contracts issued in Oregon)
Credit Enhancement	None	4% applied to all purchase payments	None
Contract Maintenance Charge	$30 per year, full amount on surrender (waived in certain cases)	None	None
Mortality and Expense Risk Charge (without optional benefit)	1.25%	1.60%	1.65%
Free Withdrawal Amount (each Contract Year)	greater of earnings not previously withdrawn, or 15% of purchase payments	15 % of purchase payments	15% of purchase payments
Withdrawal Charge (measured from number of complete years since we received the purchase payment as a percentage of purchase payments withdrawn in excess of the Free Withdrawal Amount)	Year: 0 1 2 3 4 5 6 7+ %: 7 7 6 5 4 3 2 0	Year: 0 1 2 3 4 5 6 7 8+ %: 8 8 8 7 6 5 4 3 0	Year: 0 1 2+ %: 2 1 0
Withdrawal Charge Waivers	Yes	Yes	No

A-1

APPENDIX B – ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income – Class IB Sub-Account and Putnam VT Growth Opportunities – Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Putnam VT Money Market Fund – Class IB	Putnam VT Government Money Market Fund – Class IB

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.25

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.794	$13.041	1,939,519
	2007	$13.041	$13.954	1,739,913
	2008	$13.954	$13.821	1,515,476
	2009	$13.821	$16.514	1,276,070
	2010	$16.514	$17.149	1,027,901
	2011	$17.149	$18.086	852,461
	2012	$18.086	$18.191	666,768
	2013	$18.191	$17.877	518,469
	2014	$17.877	$18.415	474,474
	2015	$18.415	$18.066	416,797
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.851	$9.818	840,156
	2007	$9.818	$9.021	731,288
	2008	$9.021	$5.488	575,932
	2009	$5.488	$5.106	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.410	$18.671	255,476
	2007	$18.671	$16.676	187,858
	2008	$16.676	$10.673	140,971
	2009	$10.673	$15.348	131,539
	2010	$15.348	$19.633	120,473
	2011	$19.633	$18.204	110,732
	2012	$18.204	$20.559	84,413
	2013	$20.559	$27.225	75,082
	2014	$27.225	$28.780	52,741
	2015	$28.780	$26.257	43,788
Putnam VT Discovery Growth Fund – Class IB
	2006	$5.097	$5.591	1,564,511
	2007	$5.591	$6.090	1,378,738
	2008	$6.090	$3.410	1,110,301
	2009	$3.410	$3.340	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.527	$14.199	3,586,794
	2007	$14.199	$14.599	2,834,986
	2008	$14.599	$9.974	2,038,407
	2009	$9.974	$15.302	1,671,232
	2010	$15.302	$17.025	1,340,395
	2011	$17.025	$16.280	1,093,171
	2012	$16.280	$17.929	927,901
	2013	$17.929	$19.088	745,384
	2014	$19.088	$18.915	680,125
	2015	$18.915	$18.242	577,914

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Equity Income Fund – Class IB
	2006	$13.862	$16.269	1,324,221
	2007	$16.269	$16.577	1,199,641
	2008	$16.577	$11.272	988,965
	2009	$11.272	$14.186	2,399,146
	2010	$14.186	$15.775	1,930,429
	2011	$15.775	$15.877	1,645,883
	2012	$15.877	$18.705	1,316,062
	2013	$18.705	$24.459	1,075,501
	2014	$24.459	$27.211	898,051
	2015	$27.211	$26.054	753,196
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.413	$12.615	7,572,633
	2007	$12.615	$12.575	5,806,531
	2008	$12.575	$7.361	4,033,039
	2009	$7.361	$9.132	3,335,162
	2010	$9.132	$9.994	2,686,160
	2011	$9.994	$10.142	2,179,297
	2012	$10.142	$11.271	1,893,052
	2013	$11.271	$13.144	1,574,939
	2014	$13.144	$14.365	1,277,074
	2015	$14.365	$14.025	1,029,828
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.746	$11.977	1,515,294
	2007	$11.977	$12.174	1,192,407
	2008	$12.174	$8.016	930,019
	2009	$8.016	$10.702	847,974
	2010	$10.702	$12.121	760,529
	2011	$12.121	$11.920	651,898
	2012	$11.920	$13.441	565,797
	2013	$13.441	$15.861	544,651
	2014	$15.861	$17.138	473,518
	2015	$17.138	$16.953	480,476
Putnam VT Global Equity Fund – Class IB
	2006	$8.889	$10.816	3,241,464
	2007	$10.816	$11.644	2,603,952
	2008	$11.644	$6.284	1,932,919
	2009	$6.284	$8.065	1,653,384
	2010	$8.065	$8.748	1,329,593
	2011	$8.748	$8.211	1,116,136
	2012	$8.211	$9.744	939,581
	2013	$9.744	$12.700	779,896
	2014	$12.700	$12.725	660,457
	2015	$12.725	$12.352	567,441
Putnam VT Global Health Care Fund – Class IB
	2006	$12.534	$12.723	2,609,482
	2007	$12.723	$12.488	1,947,093
	2008	$12.488	$10.226	1,469,682
	2009	$10.226	$12.724	1,239,784
	2010	$12.724	$12.875	984,367
	2011	$12.875	$12.565	784,431
	2012	$12.565	$15.170	671,905
	2013	$15.170	$21.222	571,767
	2014	$21.222	$26.750	472,218
	2015	$26.750	$28.473	412,115

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$10.576	$13.267	1,986,876
	2007	$13.267	$15.714	1,549,850
	2008	$15.714	$10.786	1,144,416
	2009	$10.786	$11.435	924,150
	2010	$11.435	$11.499	762,463
	2011	$11.499	$10.741	617,813
	2012	$10.741	$11.141	507,360
	2013	$11.141	$12.522	432,960
	2014	$12.522	$14.168	355,788
	2015	$14.168	$12.604	318,993
Putnam VT Growth and Income Fund – Class IB
	2006	$10.367	$11.867	23,723,991
	2007	$11.867	$11.010	17,955,570
	2008	$11.010	$6.665	12,715,992
	2009	$6.665	$8.544	10,539,678
	2010	$8.544	$9.650	8,280,169
	2011	$9.650	$9.088	6,701,006
	2012	$9.088	$10.691	5,546,518
	2013	$10.691	$14.324	4,616,613
	2014	$14.324	$15.664	3,864,185
	2015	$15.664	$14.303	3,346,620
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.356	$4.670	2,297,860
	2007	$4.670	$4.861	1,838,702
	2008	$4.861	$2.991	1,473,866
	2009	$2.991	$4.160	1,373,898
	2010	$4.160	$4.820	1,083,543
	2011	$4.820	$4.563	953,560
	2012	$4.563	$5.298	832,492
	2013	$5.298	$7.122	668,427
	2014	$7.122	$8.012	554,420
	2015	$8.012	$7.993	512,676
Putnam VT High Yield Fund – Class IB
	2006	$12.507	$13.651	2,064,976
	2007	$13.651	$13.856	1,563,635
	2008	$13.856	$10.116	1,137,477
	2009	$10.116	$15.002	989,693
	2010	$15.002	$16.895	782,059
	2011	$16.895	$16.977	637,119
	2012	$16.977	$19.448	550,531
	2013	$19.448	$20.714	465,624
	2014	$20.714	$20.774	406,380
	2015	$20.774	$19.416	341,275
Putnam VT Income Fund – Class IB
	2006	$12.547	$12.951	5,077,932
	2007	$12.951	$13.456	4,000,281
	2008	$13.456	$10.109	2,777,616
	2009	$10.109	$14.640	2,234,506
	2010	$14.640	$15.884	1,785,505
	2011	$15.884	$16.470	1,439,964
	2012	$16.470	$18.011	1,230,263
	2013	$18.011	$18.118	1,032,501
	2014	$18.118	$19.047	912,548
	2015	$19.047	$18.535	792,382

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT International Equity Fund – Class IB
	2006	$13.250	$16.712	5,866,337
	2007	$16.712	$17.883	4,780,612
	2008	$17.883	$9.898	3,674,845
	2009	$9.898	$12.182	3,062,924
	2010	$12.182	$13.236	2,393,846
	2011	$13.236	$10.857	1,988,321
	2012	$10.857	$13.071	1,632,786
	2013	$13.071	$16.530	1,357,532
	2014	$16.530	$15.217	1,171,421
	2015	$15.217	$15.048	1,065,196
Putnam VT International Growth Fund – Class IB
	2006	$11.355	$14.143	1,523,396
	2007	$14.143	$15.811	1,252,002
	2008	$15.811	$8.980	1,010,094
	2009	$8.980	$12.270	912,799
	2010	$12.270	$13.596	695,302
	2011	$13.596	$11.023	611,239
	2012	$11.023	$13.172	507,025
	2013	$13.172	$15.916	420,646
	2014	$15.916	$14.751	340,177
	2015	$14.751	$14.730	298,434
Putnam VT International Value Fund – Class IB
	2006	$13.392	$16.826	2,506,808
	2007	$16.826	$17.779	1,996,439
	2008	$17.779	$9.477	1,478,729
	2009	$9.477	$11.809	1,231,057
	2010	$11.809	$12.492	968,824
	2011	$12.492	$10.636	771,288
	2012	$10.636	$12.782	605,939
	2013	$12.782	$15.426	525,445
	2014	$15.426	$13.788	448,963
	2015	$13.788	$13.343	375,315
Putnam VT Investors Fund – Class IB
	2006	$8.192	$9.217	10,435,677
	2007	$9.217	$8.631	7,945,465
	2008	$8.631	$5.152	5,684,090
	2009	$5.152	$6.656	5,227,589
	2010	$6.656	$7.488	4,188,334
	2011	$7.488	$7.398	3,408,984
	2012	$7.398	$8.534	2,829,646
	2013	$8.534	$11.388	2,337,291
	2014	$11.388	$12.810	1,935,793
	2015	$12.810	$12.374	1,685,030
Putnam VT Money Market Fund – Class IB
	2006	$10.936	$11.274	2,448,638
	2007	$11.274	$11.665	2,133,991
	2008	$11.665	$11.815	2,372,128
	2009	$11.815	$11.692	1,636,925
	2010	$11.692	$11.550	1,298,749
	2011	$11.550	$11.407	995,158
	2012	$11.407	$11.265	892,503
	2013	$11.265	$11.126	614,671
	2014	$11.126	$10.988	575,116
	2015	$10.988	$10.851	458,597

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.377	$8.981	6,628,713
	2007	$8.981	$9.377	5,178,752
	2008	$9.377	$5.672	4,071,265
	2009	$5.672	$7.401	3,993,683
	2010	$7.401	$8.738	5,684,362
	2011	$8.738	$8.190	4,580,720
	2012	$8.190	$9.443	3,839,427
	2013	$9.443	$12.723	3,246,594
	2014	$12.723	$14.259	2,696,768
	2015	$14.259	$14.039	2,372,397
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.205	$18.413	602,812
	2007	$18.413	$18.489	490,801
	2008	$18.489	$10.438	359,694
	2009	$10.438	$14.328	297,049
	2010	$14.328	$17.553	262,613
	2011	$17.553	$16.447	222,857
	2012	$16.447	$18.881	202,090
	2013	$18.881	$26.489	168,418
	2014	$26.489	$28.971	139,936
	2015	$28.971	$27.372	109,877
Putnam VT New Value Fund – Class IB
	2006	$14.093	$16.146	4,275,279
	2007	$16.146	$15.163	3,314,054
	2008	$15.163	$8.272	2,435,762
	2009	$8.272	$7.791	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$5.260	$5.839	2,835,749
	2007	$5.839	$6.497	2,238,839
	2008	$6.497	$3.487	1,813,861
	2009	$3.487	$3.384	0
Putnam VT Research Fund – Class IB
	2006	$9.422	$10.357	4,391,694
	2007	$10.357	$10.284	3,388,929
	2008	$10.284	$6.241	2,580,717
	2009	$6.241	$8.209	2,169,468
	2010	$8.209	$9.433	1,693,718
	2011	$9.433	$9.153	1,361,164
	2012	$9.153	$10.658	1,083,960
	2013	$10.658	$14.036	896,945
	2014	$14.036	$15.920	749,978
	2015	$15.920	$15.478	649,788
Putnam VT Small Cap Value Fund – Class IB
	2006	$23.203	$26.877	2,519,726
	2007	$26.877	$23.163	1,835,554
	2008	$23.163	$13.870	1,361,192
	2009	$13.870	$18.016	1,126,715
	2010	$18.016	$22.413	889,552
	2011	$22.413	$21.087	733,931
	2012	$21.087	$24.465	600,512
	2013	$24.465	$33.728	487,880
	2014	$33.728	$34.450	396,620
	2015	$34.450	$32.577	325,613
Putnam VT Vista Fund – Class IB
	2006	$10.242	$10.666	4,014,690
	2007	$10.666	$10.933	2,976,653
	2008	$10.933	$5.879	2,217,331
	2009	$5.879	$8.055	2,818,060
	2010	$8.055	$9.229	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$8.764	$9.125	13,494,905
	2007	$9.125	$9.508	9,962,252
	2008	$9.508	$5.912	7,428,943
	2009	$5.912	$9.569	6,290,414
	2010	$9.569	$11.414	4,873,514
	2011	$11.414	$9.260	4,051,503
	2012	$9.260	$10.445	3,358,839
	2013	$10.445	$14.825	2,792,671
	2014	$14.825	$16.062	2,355,663
	2015	$16.062	$14.892	2,089,745

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 1.75

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$6.844	$6.941	39,772
	2007	$6.941	$7.390	36,468
	2008	$7.390	$7.282	34,997
	2009	$7.282	$8.657	34,006
	2010	$8.657	$8.944	31,523
	2011	$8.944	$9.385	27,591
	2012	$9.385	$9.392	23,606
	2013	$9.392	$9.183	19,822
	2014	$9.183	$9.412	19,045
	2015	$9.412	$9.187	18,837
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.637	$9.531	23,929
	2007	$9.531	$8.713	20,250
	2008	$8.713	$5.274	6,184
	2009	$5.274	$4.903	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.190	$18.328	4,056
	2007	$18.328	$16.286	4,042
	2008	$16.286	$10.370	0
	2009	$10.370	$14.837	0
	2010	$14.837	$18.884	455
	2011	$18.884	$17.421	688
	2012	$17.421	$19.574	296
	2013	$19.574	$25.790	247
	2014	$25.790	$27.125	0
	2015	$27.125	$24.622	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.973	$5.427	30,838
	2007	$5.427	$5.882	27,135
	2008	$5.882	$3.277	38,738
	2009	$3.277	$3.208	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Diversified Income Fund – Class IB
	2006	$13.170	$13.754	46,926
	2007	$13.754	$14.071	46,347
	2008	$14.071	$9.564	25,196
	2009	$9.564	$14.599	26,961
	2010	$14.599	$16.161	22,449
	2011	$16.161	$15.376	20,573
	2012	$15.376	$16.847	18,693
	2013	$16.847	$17.846	9,468
	2014	$17.846	$17.594	9,831
	2015	$17.594	$16.882	8,977
Putnam VT Equity Income Fund – Class IB
	2006	$13.676	$15.969	7,724
	2007	$15.969	$16.189	8,623
	2008	$16.189	$10.952	9,362
	2009	$10.952	$13.714	64,223
	2010	$13.714	$15.173	62,372
	2011	$15.173	$15.194	60,450
	2012	$15.194	$17.809	57,907
	2013	$17.809	$23.170	56,510
	2014	$23.170	$25.647	38,981
	2015	$25.647	$24.431	37,302
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.112	$12.220	191,024
	2007	$12.220	$12.120	180,179
	2008	$12.120	$7.058	172,642
	2009	$7.058	$8.712	165,364
	2010	$8.712	$9.486	161,949
	2011	$9.486	$9.579	153,471
	2012	$9.579	$10.590	151,552
	2013	$10.590	$12.288	148,872
	2014	$12.288	$13.362	93,664
	2015	$13.362	$12.980	90,606
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.463	$11.602	13,060
	2007	$11.602	$11.733	13,706
	2008	$11.733	$7.686	15,065
	2009	$7.686	$10.210	10,671
	2010	$10.210	$11.505	14,460
	2011	$11.505	$11.257	8,400
	2012	$11.257	$12.630	9,114
	2013	$12.630	$14.828	12,599
	2014	$14.828	$15.941	11,368
	2015	$15.941	$15.689	3,944
Putnam VT Global Equity Fund – Class IB
	2006	$8.654	$10.478	26,140
	2007	$10.478	$11.222	30,733
	2008	$11.222	$6.026	27,701
	2009	$6.026	$7.695	21,759
	2010	$7.695	$8.304	21,129
	2011	$8.304	$7.755	20,573
	2012	$7.755	$9.156	20,638
	2013	$9.156	$11.872	19,086
	2014	$11.872	$11.836	19,385
	2015	$11.836	$11.430	19,146

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Health Care Fund – Class IB
	2006	$12.203	$12.325	15,824
	2007	$12.325	$12.035	9,690
	2008	$12.035	$9.806	9,295
	2009	$9.806	$12.139	7,012
	2010	$12.139	$12.221	6,384
	2011	$12.221	$11.866	5,590
	2012	$11.866	$14.254	4,976
	2013	$14.254	$19.840	3,743
	2014	$19.840	$24.881	3,534
	2015	$24.881	$26.349	3,423
Putnam VT Global Utilities Fund – Class IB
	2006	$10.297	$12.852	19,680
	2007	$12.852	$15.145	15,794
	2008	$15.145	$10.343	26,096
	2009	$10.343	$10.909	12,786
	2010	$10.909	$10.915	12,711
	2011	$10.915	$10.144	11,459
	2012	$10.144	$10.469	10,256
	2013	$10.469	$11.706	3,560
	2014	$11.706	$13.179	3,535
	2015	$13.179	$11.664	3,882
Putnam VT Growth and Income Fund – Class IB
	2006	$10.094	$11.496	393,729
	2007	$11.496	$10.612	368,281
	2008	$10.612	$6.391	301,741
	2009	$6.391	$8.151	289,044
	2010	$8.151	$9.160	277,275
	2011	$9.160	$8.583	263,572
	2012	$8.583	$10.046	259,755
	2013	$10.046	$13.391	240,797
	2014	$13.391	$14.569	129,412
	2015	$14.569	$13.237	124,459
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.246	$4.529	53,581
	2007	$4.529	$4.690	47,647
	2008	$4.690	$2.871	13,936
	2009	$2.871	$3.974	12,763
	2010	$3.974	$4.580	10,282
	2011	$4.580	$4.315	12,387
	2012	$4.315	$4.983	9,639
	2013	$4.983	$6.666	9,387
	2014	$6.666	$7.460	7,060
	2015	$7.460	$7.405	5,913
Putnam VT High Yield Fund – Class IB
	2006	$12.177	$13.224	18,070
	2007	$13.224	$13.354	19,016
	2008	$13.354	$9.700	15,083
	2009	$9.700	$14.313	12,305
	2010	$14.313	$16.037	10,948
	2011	$16.037	$16.034	10,093
	2012	$16.034	$18.275	9,591
	2013	$18.275	$19.365	9,318
	2014	$19.365	$19.323	9,889
	2015	$19.323	$17.968	9,423

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Income Fund – Class IB
	2006	$12.216	$12.546	60,599
	2007	$12.546	$12.969	51,922
	2008	$12.969	$9.693	24,913
	2009	$9.693	$13.967	21,107
	2010	$13.967	$15.077	17,667
	2011	$15.077	$15.555	16,489
	2012	$15.555	$16.924	14,459
	2013	$16.924	$16.939	11,354
	2014	$16.939	$17.717	10,668
	2015	$17.717	$17.153	10,879
Putnam VT International Equity Fund – Class IB
	2006	$12.901	$16.189	85,917
	2007	$16.189	$17.235	82,896
	2008	$17.235	$9.491	72,424
	2009	$9.491	$11.622	70,574
	2010	$11.622	$12.563	67,828
	2011	$12.563	$10.253	66,719
	2012	$10.253	$12.281	65,069
	2013	$12.281	$15.454	61,256
	2014	$15.454	$14.154	40,661
	2015	$14.154	$13.926	38,922
Putnam VT International Growth Fund – Class IB
	2006	$11.055	$13.701	28,482
	2007	$13.701	$15.238	27,344
	2008	$15.238	$8.611	27,715
	2009	$8.611	$11.706	27,543
	2010	$11.706	$12.905	26,380
	2011	$12.905	$10.410	28,827
	2012	$10.410	$12.376	27,309
	2013	$12.376	$14.880	26,621
	2014	$14.880	$13.721	27,618
	2015	$13.721	$13.631	27,254
Putnam VT International Value Fund – Class IB
	2006	$13.039	$16.299	51,204
	2007	$16.299	$17.135	46,588
	2008	$17.135	$9.087	29,869
	2009	$9.087	$11.266	29,961
	2010	$11.266	$11.858	27,017
	2011	$11.858	$10.045	17,216
	2012	$10.045	$12.010	16,750
	2013	$12.010	$14.422	11,965
	2014	$14.422	$12.825	11,617
	2015	$12.825	$12.348	10,684
Putnam VT Investors Fund – Class IB
	2006	$7.976	$8.928	155,290
	2007	$8.928	$8.318	148,814
	2008	$8.318	$4.940	127,653
	2009	$4.940	$6.350	129,014
	2010	$6.350	$7.107	123,542
	2011	$7.107	$6.986	122,171
	2012	$6.986	$8.019	119,921
	2013	$8.019	$10.646	109,575
	2014	$10.646	$11.915	68,517
	2015	$11.915	$11.451	67,833

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Money Market Fund – Class IB
	2006	$10.648	$10.921	4,114
	2007	$10.921	$11.243	15,383
	2008	$11.243	$11.330	20,075
	2009	$11.330	$11.155	13,470
	2010	$11.155	$10.963	11,065
	2011	$10.963	$10.773	10,901
	2012	$10.773	$10.585	3,466
	2013	$10.585	$10.401	3,260
	2014	$10.401	$10.220	3,158
	2015	$10.220	$10.042	3,025
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.156	$8.699	33,260
	2007	$8.699	$9.037	28,515
	2008	$9.037	$5.438	21,413
	2009	$5.438	$7.060	41,984
	2010	$7.060	$8.294	81,868
	2011	$8.294	$7.735	73,675
	2012	$7.735	$8.873	72,147
	2013	$8.873	$11.894	68,202
	2014	$11.894	$13.262	63,399
	2015	$13.262	$12.992	57,217
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.987	$18.074	4,236
	2007	$18.074	$18.056	2,844
	2008	$18.056	$10.142	2,844
	2009	$10.142	$13.851	3,448
	2010	$13.851	$16.883	3,353
	2011	$16.883	$15.739	2,844
	2012	$15.739	$17.976	2,844
	2013	$17.976	$25.093	2,844
	2014	$25.093	$27.305	3,079
	2015	$27.305	$25.667	3,053
Putnam VT New Value Fund – Class IB
	2006	$13.721	$15.640	95,202
	2007	$15.640	$14.614	91,267
	2008	$14.614	$7.932	75,215
	2009	$7.932	$7.466	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$5.121	$5.656	33,757
	2007	$5.656	$6.262	30,266
	2008	$6.262	$3.343	38,535
	2009	$3.343	$3.243	0
Putnam VT Research Fund – Class IB
	2006	$9.174	$10.033	35,805
	2007	$10.033	$9.912	33,171
	2008	$9.912	$5.985	30,089
	2009	$5.985	$7.831	28,981
	2010	$7.831	$8.954	28,264
	2011	$8.954	$8.644	25,817
	2012	$8.644	$10.014	26,190
	2013	$10.014	$13.122	20,933
	2014	$13.122	$14.808	19,525
	2015	$14.808	$14.324	19,168

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$22.591	$26.036	37,780
	2007	$26.036	$22.324	33,686
	2008	$22.324	$13.300	27,955
	2009	$13.300	$17.187	26,336
	2010	$17.187	$21.275	23,794
	2011	$21.275	$19.915	22,825
	2012	$19.915	$22.987	22,257
	2013	$22.987	$31.531	21,676
	2014	$31.531	$32.043	19,150
	2015	$32.043	$30.147	17,188
Putnam VT Vista Fund – Class IB
	2006	$9.972	$10.332	38,290
	2007	$10.332	$10.537	24,291
	2008	$10.537	$5.637	17,374
	2009	$5.637	$7.685	39,462
	2010	$7.685	$8.772	0
Putnam VT Voyager Fund – Class IB
	2006	$8.533	$8.840	132,668
	2007	$8.840	$9.164	112,238
	2008	$9.164	$5.669	96,590
	2009	$5.669	$9.129	59,389
	2010	$9.129	$10.835	50,911
	2011	$10.835	$8.745	51,330
	2012	$8.745	$9.814	45,721
	2013	$9.814	$13.859	49,060
	2014	$13.859	$14.940	50,555
	2015	$14.940	$13.781	49,102

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.317	$12.511	647,923
	2007	$12.511	$13.339	616,925
	2008	$13.339	$13.165	540,953
	2009	$13.165	$15.675	466,388
	2010	$15.675	$16.220	418,160
	2011	$16.220	$17.045	325,737
	2012	$17.045	$17.083	258,135
	2013	$17.083	$16.729	157,163
	2014	$16.729	$17.172	112,179
	2015	$17.172	$16.786	103,024
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.688	$9.603	224,938
	2007	$9.603	$8.792	213,970
	2008	$8.792	$5.330	210,496
	2009	$5.330	$4.956	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.256	$18.430	71,725
	2007	$18.430	$16.402	57,029
	2008	$16.402	$10.461	36,220
	2009	$10.461	$14.989	43,527
	2010	$14.989	$19.106	68,313
	2011	$19.106	$17.653	34,564
	2012	$17.653	$19.865	28,855
	2013	$19.865	$26.213	26,264
	2014	$26.213	$27.612	17,869
	2015	$27.612	$25.102	16,586
Putnam VT Discovery Growth Fund – Class IB
	2006	$5.003	$5.468	333,296
	2007	$5.468	$5.935	289,796
	2008	$5.935	$3.311	260,937
	2009	$3.311	$3.242	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.345	$13.958	576,338
	2007	$13.958	$14.301	540,799
	2008	$14.301	$9.736	405,713
	2009	$9.736	$14.884	336,111
	2010	$14.884	$16.501	259,147
	2011	$16.501	$15.723	226,578
	2012	$15.723	$17.254	202,703
	2013	$17.254	$18.305	182,354
	2014	$18.305	$18.075	140,089
	2015	$18.075	$17.369	115,313
Putnam VT Equity Income Fund – Class IB
	2006	$13.732	$16.059	279,925
	2007	$16.059	$16.304	278,688
	2008	$16.304	$11.047	237,901
	2009	$11.047	$13.854	568,928
	2010	$13.854	$15.351	467,523
	2011	$15.351	$15.396	350,026
	2012	$15.396	$18.074	286,522
	2013	$18.074	$23.550	236,094
	2014	$23.550	$26.107	192,632
	2015	$26.107	$24.908	163,663
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.814	$14.112	895,342
	2007	$14.112	$14.018	833,330
	2008	$14.018	$8.176	619,597
	2009	$8.176	$10.107	538,128
	2010	$10.107	$11.022	427,804
	2011	$11.022	$11.147	334,828
	2012	$11.147	$12.343	286,916
	2013	$12.343	$14.343	254,570
	2014	$14.343	$15.621	208,084
	2015	$15.621	$15.197	164,163
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.184	$11.310	303,822
	2007	$11.310	$11.455	297,662
	2008	$11.455	$7.516	284,658
	2009	$7.516	$9.999	271,095
	2010	$9.999	$11.285	157,372
	2011	$11.285	$11.058	136,809
	2012	$11.058	$12.426	102,249
	2013	$12.426	$14.610	94,577
	2014	$14.610	$15.731	87,084
	2015	$15.731	$15.506	75,734

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Equity Fund – Class IB
	2006	$5.703	$6.915	833,304
	2007	$6.915	$7.417	758,215
	2008	$7.417	$3.989	669,625
	2009	$3.989	$5.101	588,304
	2010	$5.101	$5.514	394,048
	2011	$5.514	$5.157	310,548
	2012	$5.157	$6.098	258,916
	2013	$6.098	$7.919	205,298
	2014	$7.919	$7.907	174,085
	2015	$7.907	$7.648	153,909
Putnam VT Global Health Care Fund – Class IB
	2006	$10.179	$10.296	485,326
	2007	$10.296	$10.070	401,746
	2008	$10.070	$8.217	315,491
	2009	$8.217	$10.188	277,581
	2010	$10.188	$10.272	248,798
	2011	$10.272	$9.989	209,286
	2012	$9.989	$12.018	177,357
	2013	$12.018	$16.753	157,665
	2014	$16.753	$21.042	122,458
	2015	$21.042	$22.317	115,783
Putnam VT Global Utilities Fund – Class IB
	2006	$10.668	$13.336	415,055
	2007	$13.336	$15.739	339,447
	2008	$15.739	$10.765	233,641
	2009	$10.765	$11.372	197,461
	2010	$11.372	$11.395	161,335
	2011	$11.395	$10.607	124,809
	2012	$10.607	$10.962	104,024
	2013	$10.962	$12.277	81,571
	2014	$12.277	$13.842	68,043
	2015	$13.842	$12.270	58,367
Putnam VT Growth and Income Fund – Class IB
	2006	$12.301	$14.031	2,632,559
	2007	$14.031	$12.971	2,267,997
	2008	$12.971	$7.824	1,670,924
	2009	$7.824	$9.994	1,438,410
	2010	$9.994	$11.249	1,114,576
	2011	$11.249	$10.555	873,571
	2012	$10.555	$12.373	710,831
	2013	$12.373	$16.519	610,173
	2014	$16.519	$18.000	497,080
	2015	$18.000	$16.379	435,865
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.320	$4.614	559,611
	2007	$4.614	$4.786	453,463
	2008	$4.786	$2.934	386,378
	2009	$2.934	$4.067	378,524
	2010	$4.067	$4.695	296,911
	2011	$4.695	$4.430	239,191
	2012	$4.430	$5.124	198,924
	2013	$5.124	$6.864	184,209
	2014	$6.864	$7.695	164,544
	2015	$7.695	$7.649	129,388

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT High Yield Fund – Class IB
	2006	$12.243	$13.316	530,796
	2007	$13.316	$13.468	447,040
	2008	$13.468	$9.798	331,532
	2009	$9.798	$14.479	284,658
	2010	$14.479	$16.248	232,086
	2011	$16.248	$16.269	178,070
	2012	$16.269	$18.571	152,827
	2013	$18.571	$19.709	133,664
	2014	$19.709	$19.696	106,231
	2015	$19.696	$18.344	87,935
Putnam VT Income Fund – Class IB
	2006	$12.554	$12.912	1,028,972
	2007	$12.912	$13.368	968,777
	2008	$13.368	$10.007	757,880
	2009	$10.007	$14.441	632,725
	2010	$14.441	$15.612	449,208
	2011	$15.612	$16.131	352,799
	2012	$16.131	$17.578	303,749
	2013	$17.578	$17.620	271,283
	2014	$17.620	$18.458	223,412
	2015	$18.458	$17.897	210,564
Putnam VT International Equity Fund – Class IB
	2006	$8.876	$11.156	1,660,738
	2007	$11.156	$11.895	1,519,357
	2008	$11.895	$6.560	1,215,054
	2009	$6.560	$8.045	1,058,132
	2010	$8.045	$8.710	744,085
	2011	$8.710	$7.120	625,035
	2012	$7.120	$8.541	516,503
	2013	$8.541	$10.763	451,938
	2014	$10.763	$9.873	402,521
	2015	$9.873	$9.729	356,263
Putnam VT International Growth Fund – Class IB
	2006	$5.742	$7.127	697,583
	2007	$7.127	$7.938	690,347
	2008	$7.938	$4.493	508,480
	2009	$4.493	$6.117	453,370
	2010	$6.117	$6.754	367,258
	2011	$6.754	$5.456	342,034
	2012	$5.456	$6.497	285,602
	2013	$6.497	$7.823	229,943
	2014	$7.823	$7.225	195,906
	2015	$7.225	$7.189	162,833
Putnam VT International Value Fund – Class IB
	2006	$12.515	$15.669	520,225
	2007	$15.669	$16.497	498,685
	2008	$16.497	$8.762	358,165
	2009	$8.762	$10.880	330,144
	2010	$10.880	$11.469	247,034
	2011	$11.469	$9.730	186,549
	2012	$9.730	$11.652	158,912
	2013	$11.652	$14.012	136,237
	2014	$14.012	$12.480	122,375
	2015	$12.480	$12.034	114,968

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$7.073	$7.930	1,737,238
	2007	$7.930	$7.400	1,582,632
	2008	$7.400	$4.402	1,270,133
	2009	$4.402	$5.666	1,339,165
	2010	$5.666	$6.352	856,427
	2011	$6.352	$6.253	710,770
	2012	$6.253	$7.188	562,747
	2013	$7.188	$9.558	473,665
	2014	$9.558	$10.713	398,688
	2015	$10.713	$10.312	329,125
Putnam VT Money Market Fund – Class IB
	2006	$10.412	$10.696	293,663
	2007	$10.696	$11.027	368,697
	2008	$11.027	$11.130	687,023
	2009	$11.130	$10.974	373,382
	2010	$10.974	$10.803	269,040
	2011	$10.803	$10.632	224,527
	2012	$10.632	$10.462	194,769
	2013	$10.462	$10.296	143,753
	2014	$10.296	$10.132	115,309
	2015	$10.132	$9.971	118,425
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$4.895	$5.229	2,373,574
	2007	$5.229	$5.441	2,020,200
	2008	$5.441	$3.279	1,647,358
	2009	$3.279	$4.264	1,665,197
	2010	$4.264	$5.016	2,185,276
	2011	$5.016	$4.685	1,763,572
	2012	$4.685	$5.383	1,489,578
	2013	$5.383	$7.227	1,275,959
	2014	$7.227	$8.070	1,074,580
	2015	$8.070	$7.918	888,316
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.052	$18.176	157,909
	2007	$18.176	$18.185	137,853
	2008	$18.185	$10.230	111,787
	2009	$10.230	$13.993	72,168
	2010	$13.993	$17.082	57,945
	2011	$17.082	$15.948	36,923
	2012	$15.948	$18.244	33,670
	2013	$18.244	$25.504	31,670
	2014	$25.504	$27.796	32,228
	2015	$27.796	$26.168	31,146
Putnam VT New Value Fund – Class IB
	2006	$17.412	$19.878	725,512
	2007	$19.878	$18.602	624,870
	2008	$18.602	$10.112	456,742
	2009	$10.112	$9.520	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$2.210	$2.445	1,266,923
	2007	$2.445	$2.711	990,866
	2008	$2.711	$1.450	799,027
	2009	$1.450	$1.406	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Research Fund – Class IB
	2006	$8.511	$9.323	824,800
	2007	$9.323	$9.224	734,083
	2008	$9.224	$5.578	608,806
	2009	$5.578	$7.310	539,557
	2010	$7.310	$8.371	423,549
	2011	$8.371	$8.094	333,199
	2012	$8.094	$9.391	248,985
	2013	$9.391	$12.324	216,554
	2014	$12.324	$13.929	177,725
	2015	$13.929	$13.494	156,894
Putnam VT Small Cap Value Fund – Class IB
	2006	$21.598	$24.929	520,014
	2007	$24.929	$21.408	416,834
	2008	$21.408	$12.773	307,715
	2009	$12.773	$16.532	253,515
	2010	$16.532	$20.495	206,706
	2011	$20.495	$19.214	167,701
	2012	$19.214	$22.212	139,831
	2013	$22.212	$30.514	110,712
	2014	$30.514	$31.057	91,399
	2015	$31.057	$29.265	79,209
Putnam VT Vista Fund – Class IB
	2006	$6.408	$6.649	1,308,937
	2007	$6.649	$6.791	1,115,131
	2008	$6.791	$3.639	759,826
	2009	$3.639	$4.968	939,120
	2010	$4.968	$5.677	0
Putnam VT Voyager Fund – Class IB
	2006	$5.848	$6.067	4,003,304
	2007	$6.067	$6.299	3,419,553
	2008	$6.299	$3.903	2,452,151
	2009	$3.903	$6.295	2,215,210
	2010	$6.295	$7.482	1,569,729
	2011	$7.482	$6.049	1,198,337
	2012	$6.049	$6.798	1,039,240
	2013	$6.798	$9.615	887,953
	2014	$9.615	$10.381	757,175
	2015	$10.381	$9.590	629,730

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 2.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.006	$12.133	1,001
	2007	$12.133	$12.870	1,780
	2008	$12.870	$12.638	1,777
	2009	$12.638	$14.970	1,773
	2011	$10.000	$16.115	12,633
	2012	$16.115	$16.068	11,628
	2013	$16.068	$15.656	11,823
	2014	$15.656	$15.988	11,819
	2015	$15.988	$15.550	11,815
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.476	$9.322	3,468
	2007	$9.322	$8.491	3,416
	2008	$8.491	$5.121	3,379
	2009	$5.121	$4.759	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.037	$18.090	0
	2007	$18.090	$16.017	0
	2008	$16.017	$10.163	0
	2009	$10.163	$14.488	0
	2011	$10.000	$16.890	0
	2012	$16.890	$18.910	0
	2013	$18.910	$24.827	0
	2014	$24.827	$26.018	0
	2015	$26.018	$23.533	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.881	$5.308	4,098
	2007	$5.308	$5.732	2,666
	2008	$5.732	$3.182	2,662
	2009	$3.182	$3.113	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.008	$13.537	4,963
	2007	$13.537	$13.799	4,936
	2008	$13.799	$9.346	4,600
	2009	$9.346	$14.215	4,625
	2011	$10.000	$14.865	3,960
	2012	$14.865	$16.230	4,373
	2013	$16.230	$17.130	4,356
	2014	$17.130	$16.829	4,339
	2015	$16.829	$16.090	2,092
Putnam VT Equity Income Fund – Class IB
	2006	$13.547	$15.762	942
	2007	$15.762	$15.921	1,444
	2008	$15.921	$10.733	1,439
	2009	$10.733	$13.391	11,114
	2011	$10.000	$14.732	9,397
	2012	$14.732	$17.205	8,425
	2013	$17.205	$22.305	8,632
	2014	$22.305	$24.601	8,620
	2015	$24.601	$23.351	8,607

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.490	$13.686	4,882
	2007	$13.686	$13.525	4,147
	2008	$13.525	$7.849	3,191
	2009	$7.849	$9.653	2,967
	2011	$10.000	$10.538	2,953
	2012	$10.538	$11.609	2,946
	2013	$11.609	$13.422	3,347
	2014	$13.422	$14.544	3,339
	2015	$14.544	$14.077	4,722
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$9.927	$10.969	2,787
	2007	$10.969	$11.053	2,779
	2008	$11.053	$7.215	2,770
	2009	$7.215	$9.550	2,760
	2011	$10.000	$10.454	0
	2012	$10.454	$11.687	0
	2013	$11.687	$13.672	0
	2014	$13.672	$14.647	0
	2015	$14.647	$14.364	0
Putnam VT Global Equity Fund – Class IB
	2006	$5.559	$6.706	26,195
	2007	$6.706	$7.157	26,161
	2008	$7.157	$3.829	26,106
	2009	$3.829	$4.872	26,055
	2011	$10.000	$4.875	25,742
	2012	$4.875	$5.736	22,938
	2013	$5.736	$7.411	22,749
	2014	$7.411	$7.362	22,537
	2015	$7.362	$7.084	22,308
Putnam VT Global Health Care Fund – Class IB
	2006	$9.992	$9.985	2,547
	2007	$9.985	$9.716	2,540
	2008	$9.716	$7.888	2,530
	2009	$7.888	$9.730	2,521
	2011	$10.000	$9.444	2,360
	2012	$9.444	$11.304	0
	2013	$11.304	$15.677	0
	2014	$15.677	$19.591	0
	2015	$19.591	$20.673	0
Putnam VT Global Utilities Fund – Class IB
	2006	$10.399	$12.933	9,587
	2007	$12.933	$15.186	10,241
	2008	$15.186	$10.333	2,115
	2009	$10.333	$10.861	2,106
	2011	$10.000	$10.028	2,088
	2012	$10.028	$10.311	644
	2013	$10.311	$11.489	813
	2014	$11.489	$12.888	810
	2015	$12.888	$11.366	807
Putnam VT Growth and Income Fund – Class IB
	2006	$11.990	$13.607	13,271
	2007	$13.607	$12.515	11,836
	2008	$12.515	$7.511	10,376
	2009	$7.511	$9.545	7,286
	2011	$10.000	$9.979	5,728
	2012	$9.979	$11.638	3,318
	2013	$11.638	$15.459	3,233
	2014	$15.459	$16.759	3,138
	2015	$16.759	$15.172	3,036

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.211	$4.475	5,463
	2007	$4.475	$4.617	4,521
	2008	$4.617	$2.817	1,723
	2009	$2.817	$3.884	1,173
	2011	$10.000	$4.188	0
	2012	$4.188	$4.820	0
	2013	$4.820	$6.424	0
	2014	$6.424	$7.164	0
	2015	$7.164	$7.085	0
Putnam VT High Yield Fund – Class IB
	2006	$11.934	$12.914	3,452
	2007	$12.914	$12.994	3,822
	2008	$12.994	$9.405	3,808
	2009	$9.405	$13.829	3,797
	2011	$10.000	$15.381	3,776
	2012	$15.381	$17.468	2,150
	2013	$17.468	$18.445	2,277
	2014	$18.445	$18.339	2,267
	2015	$18.339	$16.993	649
Putnam VT Income Fund – Class IB
	2006	$12.237	$12.522	7,235
	2007	$12.522	$12.898	9,502
	2008	$12.898	$9.606	4,325
	2009	$9.606	$13.792	4,309
	2011	$10.000	$15.251	4,181
	2012	$15.251	$16.534	4,114
	2013	$16.534	$16.489	4,030
	2014	$16.489	$17.185	3,935
	2015	$17.185	$16.579	1,483
Putnam VT International Equity Fund – Class IB
	2006	$8.652	$10.819	1,510
	2007	$10.819	$11.477	5,055
	2008	$11.477	$6.297	3,231
	2009	$6.297	$7.684	3,072
	2011	$10.000	$6.731	2,294
	2012	$6.731	$8.033	0
	2013	$8.033	$10.072	0
	2014	$10.072	$9.192	0
	2015	$9.192	$9.012	0
Putnam VT International Growth Fund – Class IB
	2006	$5.597	$6.911	13,902
	2007	$6.911	$7.659	15,633
	2008	$7.659	$4.313	3,250
	2009	$4.313	$5.842	3,227
	2011	$10.000	$5.158	3,347
	2012	$5.158	$6.111	283
	2013	$6.111	$7.321	282
	2014	$7.321	$6.726	281
	2015	$6.726	$6.659	280
Putnam VT International Value Fund – Class IB
	2006	$12.199	$15.196	3,090
	2007	$15.196	$15.917	4,768
	2008	$15.917	$8.411	4,777
	2009	$8.411	$10.391	4,766
	2011	$10.000	$9.199	4,310
	2012	$9.199	$10.959	1,154
	2013	$10.959	$13.113	1,269
	2014	$13.113	$11.619	1,264
	2015	$11.619	$11.148	1,259

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.895	$7.691	20,020
	2007	$7.691	$7.139	15,502
	2008	$7.139	$4.225	13,206
	2009	$4.225	$5.411	17,324
	2011	$10.000	$5.911	16,230
	2012	$5.911	$6.761	14,955
	2013	$6.761	$8.944	14,941
	2014	$8.944	$9.974	14,928
	2015	$9.974	$9.552	14,915
Putnam VT Money Market Fund – Class IB
	2006	$10.149	$10.373	2,442
	2007	$10.373	$10.640	0
	2008	$10.640	$10.684	16,622
	2009	$10.684	$10.481	16,622
	2011	$10.000	$10.051	936
	2012	$10.051	$9.841	936
	2013	$9.841	$9.635	936
	2014	$9.635	$9.434	936
	2015	$9.434	$9.236	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$4.772	$5.072	24,988
	2007	$5.072	$5.249	24,963
	2008	$5.249	$3.148	10,122
	2009	$3.148	$4.072	11,517
	2011	$10.000	$4.429	13,915
	2012	$4.429	$5.063	8,083
	2013	$5.063	$6.763	8,049
	2014	$6.763	$7.514	8,019
	2015	$7.514	$7.335	7,988
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.836	$17.840	1,212
	2007	$17.840	$17.758	1,207
	2008	$17.758	$9.939	884
	2009	$9.939	$13.525	736
	2011	$10.000	$15.259	0
	2012	$15.259	$17.367	0
	2013	$17.367	$24.155	0
	2014	$24.155	$26.192	0
	2015	$26.192	$24.532	0
Putnam VT New Value Fund – Class IB
	2006	$16.973	$19.278	11,282
	2007	$19.278	$17.949	10,932
	2008	$17.949	$9.707	10,627
	2009	$9.707	$9.133	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$2.154	$2.371	1,061
	2007	$2.371	$2.615	1,019
	2008	$2.615	$1.391	1,058
	2009	$1.391	$1.349	0
Putnam VT Research Fund – Class IB
	2006	$8.296	$9.042	17,113
	2007	$9.042	$8.900	17,362
	2008	$8.900	$5.354	15,504
	2009	$5.354	$6.982	15,474
	2011	$10.000	$7.652	15,421
	2012	$7.652	$8.833	14,432
	2013	$8.833	$11.533	14,410
	2014	$11.533	$12.968	14,390
	2015	$12.968	$12.500	14,371

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$21.052	$24.176	4,315
	2007	$24.176	$20.655	4,329
	2008	$20.655	$12.261	4,070
	2009	$12.261	$15.789	3,955
	2011	$10.000	$18.165	3,362
	2012	$18.165	$20.892	1,838
	2013	$20.892	$28.555	1,830
	2014	$28.555	$28.916	1,824
	2015	$28.916	$27.108	1,817
Putnam VT Vista Fund – Class IB
	2006	$6.246	$6.448	3,634
	2007	$6.448	$6.552	2,858
	2008	$6.552	$3.493	2,035
	2009	$3.493	$4.745	2,024
Putnam VT Voyager Fund – Class IB
	2006	$5.700	$5.884	23,085
	2007	$5.884	$6.078	22,288
	2008	$6.078	$3.747	21,353
	2009	$3.747	$6.012	20,609
	2011	$10.000	$5.718	19,614
	2012	$5.718	$6.394	15,382
	2013	$6.394	$8.997	15,244
	2014	$8.997	$9.665	15,086
	2015	$9.665	$8.883	14,915

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.65

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.126	$12.310	33,850
	2007	$12.310	$13.119	23,555
	2008	$13.119	$12.941	50,446
	2009	$12.941	$15.400	37,803
	2010	$15.400	$15.928	46,492
	2011	$15.928	$16.730	35,067
	2012	$16.730	$16.758	35,698
	2013	$16.758	$16.403	28,659
	2014	$16.403	$16.828	26,379
	2015	$16.828	$16.442	22,832
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.665	$9.572	13,666
	2007	$9.572	$8.760	7,900
	2008	$8.760	$5.307	7,484
	2009	$5.307	$4.935	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.234	$18.396	4,711
	2007	$18.396	$16.363	1,918
	2008	$16.363	$10.430	2,374
	2009	$10.430	$14.938	6,018
	2010	$14.938	$19.031	4,423
	2011	$19.031	$17.575	4,398
	2012	$17.575	$19.768	4,189
	2013	$19.768	$26.071	4,218
	2014	$26.071	$27.448	2,473
	2015	$27.448	$24.941	2,086
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.989	$5.541	20,827
	2007	$5.451	$5.913	11,921
	2008	$5.913	$3.298	16,121
	2009	$3.298	$3.229	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.521	$14.135	76,777
	2007	$14.135	$14.475	58,667
	2008	$14.475	$9.849	63,353
	2009	$9.849	$15.049	64,939
	2010	$15.049	$16.676	56,109
	2011	$16.676	$15.882	43,852
	2012	$15.882	$17.420	43,921
	2013	$17.420	$18.471	35,528
	2014	$18.471	$18.229	28,022
	2015	$18.229	$17.509	25,650
Putnam VT Equity Income Fund – Class IB
	2006	$13.713	$16.029	32,015
	2007	$16.029	$16.266	34,775
	2008	$16.266	$11.015	50,469
	2009	$11.015	$13.807	73,208
	2010	$13.807	$15.292	67,171
	2011	$15.292	$15.329	59,141
	2012	$15.329	$17.985	46,966
	2013	$17.985	$23.423	45,893
	2014	$23.423	$25.953	39,030
	2015	$25.953	$24.748	37,072
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.092	$13.311	185,431
	2007	$13.311	$13.215	166,369
	2008	$13.215	$7.704	119,246
	2009	$7.704	$9.519	103,240
	2010	$9.519	$10.375	86,519
	2011	$10.375	$10.487	76,852
	2012	$10.487	$11.606	61,044
	2013	$11.606	$13.480	53,466
	2014	$13.480	$14.674	38,309
	2015	$14.674	$14.268	36,385
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.172	$11.291	45,972
	2007	$11.291	$11.430	43,149
	2008	$11.430	$7.495	43,247
	2009	$7.495	$9.967	31,363
	2010	$9.967	$11.243	26,022
	2011	$11.243	$11.011	26,346
	2012	$11.011	$12.367	11,130
	2013	$12.367	$14.534	9,368
	2014	$14.534	$15.641	4,779
	2015	$15.641	$15.409	4,485

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Equity Fund – Class IB
	2006	$5.986	$7.254	84,666
	2007	$7.254	$7.778	71,387
	2008	$7.778	$4.180	55,457
	2009	$4.180	$5.344	16,049
	2010	$5.344	$5.773	14,572
	2011	$5.773	$5.396	11,270
	2012	$5.396	$6.378	10,876
	2013	$6.378	$8.279	10,558
	2014	$8.279	$8.262	10,428
	2015	$8.262	$7.987	10,166
Putnam VT Global Health Care Fund – Class IB
	2006	$10.318	$10.431	43,984
	2007	$10.431	$10.197	43,173
	2008	$10.197	$8.316	20,493
	2009	$8.316	$10.306	15,574
	2010	$10.306	$10.386	13,588
	2011	$10.386	$10.094	6,542
	2012	$10.094	$12.138	10,971
	2013	$12.138	$16.912	8,871
	2014	$16.912	$21.231	1,919
	2015	$21.231	$22.506	1,472
Putnam VT Global Utilities Fund – Class IB
	2006	$10.023	$12.522	54,382
	2007	$12.522	$14.771	49,833
	2008	$14.771	$10.098	52,520
	2009	$10.098	$10.662	36,807
	2010	$10.662	$10.678	22,033
	2011	$10.678	$9.934	18,427
	2012	$9.934	$10.262	15,038
	2013	$10.262	$11.488	12,442
	2014	$11.488	$12.945	10,538
	2015	$12.945	$11.469	9,640
Putnam VT Growth and Income Fund – Class IB
	2006	$11.271	$12.849	353,739
	2007	$12.849	$11.873	272,041
	2008	$11.873	$7.158	182,984
	2009	$7.158	$9.139	185,141
	2010	$9.139	$10.280	148,034
	2011	$10.280	$9.642	149,961
	2012	$9.642	$11.297	136,854
	2013	$11.297	$15.074	103,269
	2014	$15.074	$16.417	93,584
	2015	$16.417	$14.931	78,008
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.229	$4.515	59,495
	2007	$4.515	$4.680	42,069
	2008	$4.680	$2.868	36,438
	2009	$2.868	$3.974	42,302
	2010	$3.974	$4.585	37,019
	2011	$4.585	$4.323	41,806
	2012	$4.323	$4.999	55,172
	2013	$4.999	$6.693	40,780
	2014	$6.693	$7.499	29,549
	2015	$7.499	$7.450	16,788

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT High Yield Fund – Class IB
	2006	$12.500	$13.588	42,628
	2007	$13.588	$13.736	23,034
	2008	$13.736	$9.987	20,128
	2009	$9.987	$14.752	28,021
	2010	$14.752	$16.546	28,396
	2011	$16.546	$16.559	26,217
	2012	$16.559	$18.893	26,184
	2013	$18.893	$20.041	15,831
	2014	$20.041	$20.017	10,735
	2015	$20.017	$18.633	10,340
Putnam VT Income Fund – Class IB
	2006	$12.621	$12.975	83,121
	2007	$12.975	$13.426	65,361
	2008	$13.426	$10.045	50,497
	2009	$10.045	$14.489	56,358
	2010	$14.489	$15.656	48,016
	2011	$15.656	$16.168	35,017
	2012	$16.168	$17.609	32,280
	2013	$17.609	$17.643	18,856
	2014	$17.643	$18.472	15,212
	2015	$18.472	$17.902	13,141
Putnam VT International Equity Fund – Class IB
	2006	$9.234	$11.599	143,339
	2007	$11.599	$12.361	105,791
	2008	$12.361	$6.814	91,415
	2009	$6.814	$8.352	107,307
	2010	$8.352	$9.038	102,634
	2011	$9.038	$7.384	96,595
	2012	$7.384	$8.853	94,075
	2013	$8.853	$11.151	64,179
	2014	$11.151	$10.224	61,280
	2015	$10.224	$10.069	51,956
Putnam VT International Growth Fund – Class IB
	2006	$6.176	$8.331	26,994
	2007	$8.331	$9.276	26,603
	2008	$9.276	$5.247	33,849
	2009	$5.247	$7.140	28,892
	2010	$7.140	$7.880	32,285
	2011	$7.880	$6.363	28,296
	2012	$6.363	$7.572	25,324
	2013	$7.572	$9.113	21,701
	2014	$9.113	$8.412	14,801
	2015	$8.412	$8.365	14,468
Putnam VT International Value Fund – Class IB
	2006	$11.941	$14.942	50,397
	2007	$14.942	$15.724	43,026
	2008	$15.724	$8.347	35,271
	2009	$8.347	$10.360	33,674
	2010	$10.360	$10.915	31,204
	2011	$10.915	$9.256	26,545
	2012	$9.256	$11.078	12,710
	2013	$11.078	$13.315	10,343
	2014	$13.315	$11.853	8,817
	2015	$11.853	$11.424	8,346

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.860	$7.687	137,779
	2007	$7.687	$7.169	97,861
	2008	$7.169	$4.262	87,876
	2009	$4.262	$5.484	86,808
	2010	$5.484	$6.144	70,347
	2011	$6.144	$6.046	54,267
	2012	$6.046	$6.946	53,884
	2013	$6.946	$9.231	46,380
	2014	$9.231	$10.342	36,360
	2015	$10.342	$9.950	30,535
Putnam VT Money Market Fund – Class IB
	2006	$10.314	$10.590	31,404
	2007	$10.590	$10.913	58,254
	2008	$10.913	$11.009	43,593
	2009	$11.009	$10.850	40,575
	2010	$10.850	$10.675	22,627
	2011	$10.675	$10.500	21,996
	2012	$10.500	$10.327	17,740
	2013	$10.327	$10.158	16,620
	2014	$10.158	$9.991	30,163
	2015	$9.991	$9.827	14,059
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$5.134	$5.481	155,676
	2007	$5.481	$5.700	116,843
	2008	$5.700	$3.434	121,413
	2009	$3.434	$4.462	127,093
	2010	$4.462	$5.247	229,475
	2011	$5.247	$4.898	197,471
	2012	$4.898	$5.625	167,927
	2013	$5.625	$7.548	153,901
	2014	$7.548	$8.425	131,921
	2015	$8.425	$8.262	110,673
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.030	$18.142	23,121
	2007	$18.142	$18.142	21,403
	2008	$18.142	$10.201	18,360
	2009	$10.201	$13.945	10,947
	2010	$13.945	$17.015	10,966
	2011	$17.015	$15.878	10,287
	2012	$15.878	$18.154	7,346
	2013	$18.154	$25.367	6,903
	2014	$25.367	$27.631	5,591
	2015	$27.631	$26.000	3,719
Putnam VT New Value Fund – Class IB
	2006	$15.573	$17.769	93,684
	2007	$17.769	$16.620	73,906
	2008	$16.620	$9.030	54,886
	2009	$9.030	$8.501	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$3.295	$3.643	51,277
	2007	$3.643	$4.037	47,014
	2008	$4.037	$2.158	46,717
	2009	$2.158	$2.093	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Research Fund – Class IB
	2006	$7.879	$8.626	63,000
	2007	$8.626	$8.531	58,971
	2008	$8.531	$5.156	48,032
	2009	$5.156	$6.754	39,742
	2010	$6.754	$7.730	26,974
	2011	$7.730	$7.470	24,387
	2012	$7.470	$8.663	26,339
	2013	$8.663	$11.362	22,655
	2014	$11.362	$12.836	16,990
	2015	$12.836	$12.429	16,070
Putnam VT Small Cap Value Fund – Class IB
	2006	$20.733	$23.918	71,156
	2007	$23.918	$20.530	55,275
	2008	$20.530	$12.243	43,413
	2009	$12.243	$15.838	35,438
	2010	$15.838	$19.624	29,187
	2011	$19.624	$18.389	26,362
	2012	$18.389	$21.247	18,512
	2013	$21.247	$29.173	13,856
	2014	$29.173	$29.677	10,653
	2015	$29.677	$27.950	8,630
Putnam VT Vista Fund – Class IB
	2006	$6.363	$6.600	253,959
	2007	$6.600	$6.738	176,473
	2008	$6.738	$3.608	139,005
	2009	$3.608	$4.924	147,550
	2010	$4.924	$5.625	0
Putnam VT Voyager Fund – Class IB
	2006	$5.978	$6.199	337,223
	2007	$6.199	$6.433	263,549
	2008	$6.433	$3.984	191,299
	2009	$3.984	$6.422	194,111
	2010	$6.422	$7.629	170,239
	2011	$7.629	$6.164	176,471
	2012	$6.164	$6.925	145,282
	2013	$6.925	$9.789	104,793
	2014	$9.789	$10.563	79,617
	2015	$10.563	$9.754	70,040

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 2.15

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$11.823	$11.942	776
	2007	$11.942	$12.661	791
	2008	$12.661	$12.426	660
	2009	$12.426	$14.712	621
	2011	$10.000	$15.821	589
	2012	$15.821	$15.767	647
	2013	$15.767	$15.354	318
	2014	$15.354	$15.672	133
	2015	$15.672	$15.235	125
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.454	$9.292	182
	2007	$9.292	$8.459	195
	2008	$8.459	$5.099	212
	2009	$5.099	$4.739	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.015	$18.056	0
	2007	$18.056	$15.979	2,770
	2008	$15.979	$10.133	2,760
	2009	$10.133	$14.439	2,749
	2011	$10.000	$16.816	2,727
	2012	$16.816	$18.817	0
	2013	$18.817	$24.692	0
	2014	$24.692	$25.864	0
	2015	$25.864	$23.382	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.868	$5.291	814
	2007	$5.291	$5.710	780
	2008	$5.710	$3.168	715
	2009	$3.168	$3.100	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.183	$13.712	235
	2007	$13.712	$13.970	9,462
	2008	$13.970	$9.457	11,953
	2009	$9.457	$14.377	11,899
	2011	$10.000	$15.019	11,814
	2012	$15.019	$16.389	2,776
	2013	$16.389	$17.290	2,562
	2014	$17.290	$16.977	1,123
	2015	$16.977	$16.223	1,123
Putnam VT Equity Income Fund – Class IB
	2006	$13.528	$15.733	1,768
	2007	$15.733	$15.883	3,942
	2008	$15.883	$10.702	3,934
	2009	$10.702	$13.346	4,742
	2011	$10.000	$14.666	6,970
	2012	$14.666	$17.121	6,011
	2013	$17.121	$22.183	5,492
	2014	$22.183	$24.455	6,599
	2015	$24.455	$23.201	6,589

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.790	$12.912	2,233
	2007	$12.912	$12.754	1,106
	2008	$12.754	$7.397	1,106
	2009	$7.397	$9.093	1,106
	2011	$10.000	$9.917	1,106
	2012	$9.917	$10.919	1,106
	2013	$10.919	$12.618	1,106
	2014	$12.618	$13.665	1,106
	2015	$13.665	$13.220	1,106
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$9.918	$10.953	8,731
	2007	$10.953	$11.031	8,731
	2008	$11.031	$7.197	8,731
	2009	$7.197	$9.522	8,731
	2011	$10.000	$10.413	8,731
	2012	$10.413	$11.635	0
	2013	$11.635	$13.604	0
	2014	$13.604	$14.566	0
	2015	$14.566	$14.277	0
Putnam VT Global Equity Fund – Class IB
	2006	$5.836	$7.037	3,182
	2007	$7.037	$7.506	2,798
	2008	$7.506	$4.014	3,214
	2009	$4.014	$5.105	3,279
	2011	$10.000	$5.103	3,168
	2012	$5.103	$6.001	2,831
	2013	$6.001	$7.749	2,427
	2014	$7.749	$7.694	1,726
	2015	$7.694	$7.400	1,537
Putnam VT Global Health Care Fund – Class IB
	2006	$10.060	$10.119	2,937
	2007	$10.119	$9.841	6,123
	2008	$9.841	$7.985	6,123
	2009	$7.985	$9.845	6,123
	2011	$10.000	$9.545	6,123
	2012	$9.545	$11.420	6,123
	2013	$11.420	$15.830	6,123
	2014	$15.830	$19.772	6,123
	2015	$19.772	$20.853	6,123
Putnam VT Global Utilities Fund – Class IB
	2006	$9.772	$12.148	4,448
	2007	$12.148	$14.256	4,656
	2008	$14.256	$9.696	7,769
	2009	$9.696	$10.185	7,750
	2011	$10.000	$9.394	7,712
	2012	$9.394	$9.655	7,034
	2013	$9.655	$10.753	7,027
	2014	$10.753	$12.056	6,506
	2015	$12.056	$10.627	6,499
Putnam VT Growth and Income Fund – Class IB
	2006	$10.989	$12.464	14,505
	2007	$12.464	$11.458	7,352
	2008	$11.458	$6.873	7,498
	2009	$6.873	$8.730	7,356
	2011	$10.000	$9.117	7,043
	2012	$9.117	$10.628	6,771
	2013	$10.628	$14.110	6,521
	2014	$14.110	$15.289	4,327
	2015	$15.289	$13.834	4,235

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.123	$4.380	6,438
	2007	$4.380	$4.517	6,316
	2008	$4.517	$2.754	6,231
	2009	$2.754	$3.796	6,148
	2011	$10.000	$4.088	6,050
	2012	$4.088	$4.703	5,894
	2013	$4.703	$6.265	4,022
	2014	$6.265	$6.983	3,964
	2015	$6.983	$6.903	3,901
Putnam VT High Yield Fund – Class IB
	2006	$12.187	$13.181	1,046
	2007	$13.181	$13.257	3,595
	2008	$13.257	$9.590	2,858
	2009	$9.590	$14.093	2,840
	2011	$10.000	$15.660	2,802
	2012	$15.660	$17.775	3,650
	2013	$17.775	$18.759	3,643
	2014	$18.759	$18.642	3,635
	2015	$18.642	$17.265	3,626
Putnam VT Income Fund – Class IB
	2006	$12.306	$12.586	1,809
	2007	$12.586	$12.957	1,944
	2008	$12.957	$9.645	1,568
	2009	$9.645	$13.841	1,390
	2011	$10.000	$15.290	1,122
	2012	$15.290	$16.567	1,184
	2013	$16.567	$16.515	1,258
	2014	$16.515	$17.203	760
	2015	$17.203	$16.588	667
Putnam VT International Equity Fund – Class IB
	2006	$9.003	$11.252	6,372
	2007	$11.252	$11.930	439
	2008	$11.930	$6.542	301
	2009	$6.542	$7.979	301
	2011	$10.000	$6.982	301
	2012	$6.982	$8.329	301
	2013	$8.329	$10.438	301
	2014	$10.438	$9.521	0
	2015	$9.521	$9.329	0
Putnam VT International Growth Fund – Class IB
	2006	$6.548	$8.082	13
	2007	$8.082	$8.952	13
	2008	$8.952	$5.038	13
	2009	$5.038	$6.821	13
	2011	$10.000	$6.017	2,226
	2012	$6.017	$7.124	2,226
	2013	$7.124	$8.530	2,226
	2014	$8.530	$7.833	2,224
	2015	$7.833	$7.751	2,224
Putnam VT International Value Fund – Class IB
	2006	$11.643	$14.495	2,241
	2007	$14.495	$15.176	6,866
	2008	$15.176	$8.015	6,833
	2009	$8.015	$9.897	6,486
	2011	$10.000	$8.752	7,952
	2012	$8.752	$10.422	3,336
	2013	$10.422	$12.464	3,310
	2014	$12.464	$11.038	3,276
	2015	$11.038	$10.585	3,245

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.688	$7.457	1,048
	2007	$7.457	$6.919	1,048
	2008	$6.919	$4.092	1,048
	2009	$4.092	$5.239	1,337
	2011	$10.000	$5.717	1,097
	2012	$5.717	$6.535	1,097
	2013	$6.535	$8.641	1,097
	2014	$8.641	$9.632	1,048
	2015	$9.632	$9.219	1,048
Putnam VT Money Market Fund – Class IB
	2006	$10.057	$10.273	13,427
	2007	$10.273	$10.532	13,427
	2008	$10.532	$10.571	6,316
	2009	$10.571	$10.365	6,316
	2011	$10.000	$9.929	0
	2012	$9.929	$9.716	0
	2013	$9.716	$9.508	0
	2014	$9.508	$9.305	0
	2015	$9.305	$9.106	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.002	$8.501	185
	2007	$8.501	$8.794	198
	2008	$8.794	$5.271	214
	2009	$5.271	$6.815	646
	2011	$10.000	$7.405	2,060
	2012	$7.405	$8.460	2,014
	2013	$8.460	$11.295	1,587
	2014	$11.295	$12.543	1,524
	2015	$12.543	$12.237	1,498
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.814	$17.807	745
	2007	$17.807	$17.716	641
	2008	$17.716	$9.910	0
	2009	$9.910	$13.479	0
	2011	$10.000	$15.192	0
	2012	$15.192	$17.281	0
	2013	$17.281	$24.024	0
	2014	$24.024	$26.036	0
	2015	$26.036	$24.374	0
Putnam VT New Value Fund – Class IB
	2006	$15.183	$17.237	1,643
	2007	$17.237	$16.040	1,500
	2008	$16.040	$8.670	937
	2009	$8.670	$8.158	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$3.212	$3.533	0
	2007	$3.533	$3.896	0
	2008	$3.896	$2.072	0
	2009	$2.072	$2.009	0
Putnam VT Research Fund – Class IB
	2006	$7.682	$8.368	7,599
	2007	$8.368	$8.233	1,810
	2008	$8.233	$4.951	1,810
	2009	$4.951	$6.452	1,799
	2011	$10.000	$7.064	1,778
	2012	$7.064	$8.150	1,768
	2013	$8.150	$10.635	1,759
	2014	$10.635	$11.953	1,751
	2015	$11.953	$11.516	1,743

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$20.215	$23.202	1,730
	2007	$23.202	$19.813	2,303
	2008	$19.813	$11.756	1,833
	2009	$11.756	$15.130	1,880
	2011	$10.000	$17.389	1,746
	2012	$17.389	$19.989	1,581
	2013	$19.989	$27.307	1,246
	2014	$27.307	$27.638	744
	2015	$27.638	$25.897	671
Putnam VT Vista Fund – Class IB
	2006	$6.204	$6.402	13,242
	2007	$6.402	$6.502	2,146
	2008	$6.502	$3.465	2,213
	2009	$3.465	$4.704	2,240
Putnam VT Voyager Fund – Class IB
	2006	$5.828	$6.014	15,459
	2007	$6.014	$6.209	3,455
	2008	$6.209	$3.825	2,315
	2009	$3.825	$6.135	2,022
	2011	$10.000	$5.829	1,970
	2012	$5.829	$6.515	1,963
	2013	$6.515	$9.163	1,702
	2014	$9.163	$9.837	0
	2015	$9.837	$9.037	0

Appendix C

Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

Income Benefit Amount
					Purchase Payment Value			5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/04	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,347	$ 41,961

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Income Benefit		$37,500	$39,000

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5% Roll-Up Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Income Benefit		$40,347	$41,961

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

C-1

Appendix D

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Protection Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 35,000	$ 37,000	$ 41,250	$ 40,347	$ 41,961

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount		$15,000	$15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal		$50,000	$52,000
Adjusted Death Benefit		$35,000	$37,000

Maximum Anniversary Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Death Benefit		$40,347	$41,961

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

D-1

Appendix E

Calculation of Earnings Protection Death Benefit Option*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

			Advisor, Advisor Plus & Advisor Preferred
(A)	Contract Value:		$125,000.00
(B)	Total Purchase Payments:		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	In-Force Premium:		$100,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$25,000.00
(F)	Cap:	(F) = 100% * (D)	$100,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$105,000.00
(2)	Total Purchase Payments:		$100,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$100,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$5,000.00
(6)	Withdrawal Amount:		$10,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$5,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$114,000.00
(B)	In-Force Premium (before withdrawal):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$ 5,000.00
(D)	In-Force Premium (after withdrawal):	(D) = (B) – (C)	$95,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$19,000.00
(F)	Cap:	(F) = 100% * (D)	$95,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$130,000.00
(2)	Contract Value on Rider Date:		$110,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$110,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$20,000.00
(6)	Withdrawal Amount:		$50,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$30,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$140,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$30,000.00
(D)	Additional Purchase Payment:		$40,000.00
(E)	In-Force Premium (after withdrawal and purchase payment):	(E) = (B) – (C) + (D)	$120,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$20,000.00
(G)	Cap:	(G) = 50% * (E)	$60,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [25% * (F); (G)]	$5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$150,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	Additional Purchase Payment:		$0.00
(E)	In-Force Premium (after withdrawal and purchase payment):		$100,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$50,000.00
(G)	Cap:	(G) = 100% * (E)	$100,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [40% * (F); (G)]	$20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)	Premium invested (for the purposes of calculating the Death Benefit):		$100,000.00
(2)	Contract Value:		$150,000.00
(3)	Maximum Anniversary Value:		$160,000.00
(4)	Death Benefit (excluding Earnings Protection Death Benefit):	(4) = MAX [(1); (2); (3)]	$160,000.00
(5)	Earnings Protection Death Benefit:	(H) from above	$20,000.00
(6)	Continuing Contract Value:	(6) = (4) + (5)	$180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

PA243-2

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Statement of Additional Information dated April 29, 2016

Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

• Allstate Advisor

• Allstate Advisor Plus

• Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 29, 2016 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

Additions, Deletions or Substitutions of Investments  2
The Contracts  2
Calculation of Accumulation Unit Values  3
Calculation of Variable Income Payments  3
General Matters  4
Experts  5
Financial Statements   5
Appendix A  A-1

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2015 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2014 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2013 was $0. The offering of the Contracts is continuous.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

• Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

• Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

2

•  Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

3

• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

4

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

• consolidated financial statements of Allstate Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 and related consolidated financial statement schedules, and

• the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2015 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account, UIF Growth, Class I Sub-Account and UIF Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund - Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Stock Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The names of the following Sub-Accounts changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about April 29, 2016

TBD

A-1

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003

Mortality & Expense = 1.25

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.280	19,230
	2007	$10.280	$11.885	40,409
	2008	$11.885	$6.713	113,881
	2009	$6.713	$8.963	113,895
	2010	$8.963	$10.329	102,512
	2011	$10.329	$9.897	77,285
	2012	$9.897	$11.329	66,859
	2013	$11.329	$14.622	45,927
	2014	$14.622	$16.091	40,515
	2015	$16.091	$15.925	35,005

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.190	0
	2008	$11.190	$8.253	4,360
	2009	$8.253	$10.083	1,962
	2010	$10.083	$11.184	0
	2011	$11.184	$10.976	0
	2012	$10.976	$12.071	3,661
	2013	$12.071	$13.467	3,647
	2014	$13.467	$13.832	3,634
	2015	$13.832	$13.561	3,621

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.502	0
	2007	$10.502	$11.382	2,228
	2008	$11.382	$7.538	0
	2009	$7.538	$9.551	0
	2010	$9.551	$10.762	2,620
	2011	$10.762	$10.476	0
	2012	$10.476	$11.674	0
	2013	$11.674	$13.305	0
	2014	$13.305	$13.716	0
	2015	$13.716	$13.456	0

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.511	0
	2007	$10.511	$11.507	0
	2008	$11.507	$7.012	3,229
	2009	$7.012	$9.065	3,199
	2010	$9.065	$10.355	0
	2011	$10.355	$9.917	0
	2012	$9.917	$11.258	0
	2013	$11.258	$13.471	0
	2014	$13.471	$13.907	0
	2015	$13.907	$13.634	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.363	0
	2007	$10.363	$10.817	0
	2008	$10.817	$9.520	0
	2009	$9.520	$10.756	1,449
	2010	$10.756	$11.371	1,421
	2011	$11.371	$11.363	275
	2012	$11.363	$11.900	196
	2013	$11.900	$12.339	185
	2014	$12.339	$12.592	174
	2015	$12.592	$12.340	163

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.895	11,995

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.756	599
	2007	$9.756	$11.760	8,680
	2008	$11.760	$6.401	8,630
	2009	$6.401	$9.112	8,276
	2010	$9.112	$10.756	8,226
	2011	$10.756	$10.649	8,185
	2012	$10.649	$12.403	8,142
	2013	$12.403	$16.455	11,598
	2014	$16.455	$18.219	11,515
	2015	$18.219	$19.342	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.835	1,987
	2007	$10.835	$11.231	5,962
	2008	$11.231	$6.956	6,444
	2009	$6.956	$8.659	2,256
	2010	$8.659	$9.792	2,262
	2011	$9.792	$9.823	1,669
	2012	$9.823	$11.195	1,343
	2013	$11.195	$14.554	1,065
	2014	$14.554	$16.251	3,192
	2015	$16.251	$16.190	2,909

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.889	6,338
	2007	$9.889	$11.240	21,018
	2008	$11.240	$6.690	28,306
	2009	$6.690	$9.215	26,590
	2010	$9.215	$11.678	23,447
	2011	$11.678	$10.261	19,850
	2012	$10.261	$11.586	20,221
	2013	$11.586	$15.515	21,035
	2014	$15.515	$16.214	17,537
	2015	$16.214	$15.720	16,854

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.961	$17.217	187,959
	2007	$17.217	$16.339	150,612
	2008	$16.339	$10.444	138,797
	2009	$10.444	$13.027	133,236
	2010	$13.027	$14.981	126,933
	2011	$14.981	$15.121	108,702
	2012	$15.121	$16.725	85,820
	2013	$16.725	$21.365	42,473
	2014	$21.365	$22.981	28,741
	2015	$22.981	$22.444	23,443

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.268	$13.132	60,918
	2007	$13.132	$13.428	71,182
	2008	$13.428	$9.310	67,408
	2009	$9.310	$12.442	59,691
	2010	$12.442	$13.817	64,194
	2011	$13.817	$13.943	56,714
	2012	$13.943	$15.481	51,405
	2013	$15.481	$17.385	40,696
	2014	$17.385	$17.925	35,959
	2015	$17.925	$16.421	29,926

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.488	$11.464	51,573
	2007	$11.464	$12.002	55,125
	2008	$12.002	$7.744	48,763
	2009	$7.744	$9.902	44,713
	2010	$9.902	$10.891	38,025
	2011	$10.891	$10.573	32,771
	2012	$10.573	$11.709	20,306
	2013	$11.709	$14.845	15,978
	2014	$14.845	$16.455	15,355
	2015	$16.455	$17.130	12,869

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.030	5,290
	2007	$11.030	$12.158	16,090
	2008	$12.158	$8.573	20,736
	2009	$8.573	$10.420	22,016
	2010	$10.420	$11.498	25,077
	2011	$11.498	$10.997	14,685
	2012	$10.997	$12.287	15,130
	2013	$12.287	$15.454	5,051
	2014	$15.454	$16.101	3,321
	2015	$16.101	$15.290	2,907

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.413	$17.984	177,982
	2007	$17.984	$18.340	154,657
	2008	$18.340	$11.368	134,273
	2009	$11.368	$14.123	126,359
	2010	$14.123	$15.478	112,456
	2011	$15.478	$15.097	93,650
	2012	$15.097	$16.998	78,985
	2013	$16.998	$21.488	42,578
	2014	$21.488	$22.687	33,107
	2015	$22.687	$21.257	29,667

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$19.124	$22.050	128,630
	2007	$22.050	$21.213	102,685
	2008	$21.213	$14.004	91,135
	2009	$14.004	$17.827	86,757
	2010	$17.827	$22.530	63,660
	2011	$22.530	$21.371	47,364
	2012	$21.371	$24.935	37,193
	2013	$24.935	$33.482	26,352
	2014	$33.482	$33.189	19,373
	2015	$33.189	$30.294	16,434

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.716	$18.979	47,432
	2007	$18.979	$20.807	41,313
	2008	$20.807	$11.792	37,675
	2009	$11.792	$16.687	35,517
	2010	$16.687	$20.990	26,211
	2011	$20.990	$19.689	13,415
	2012	$19.689	$21.511	12,115
	2013	$21.511	$29.291	5,187
	2014	$29.291	$31.026	4,232
	2015	$31.026	$29.767	3,330

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.359	$10.620	15,155
	2007	$10.620	$11.158	18,647
	2008	$11.158	$11.832	54,057
	2009	$11.832	$12.023	56,595
	2010	$12.023	$12.476	61,303
	2011	$12.476	$12.995	40,380
	2012	$12.995	$13.049	38,036
	2013	$13.049	$12.573	13,631
	2014	$12.573	$12.812	6,260
	2015	$12.812	$12.687	4,192

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$26.164	$33.032	30,534
	2007	$33.032	$41.925	25,589
	2008	$41.925	$19.542	26,343
	2009	$19.542	$33.243	27,515
	2010	$33.243	$38.526	23,876
	2011	$38.526	$31.951	21,945
	2012	$31.951	$35.635	15,795
	2013	$35.635	$34.798	13,981
	2014	$34.798	$31.419	10,366
	2015	$31.419	$24.896	9,610

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.325	$20.739	93,134
	2007	$20.739	$23.598	90,986
	2008	$23.598	$13.867	85,586
	2009	$13.867	$18.729	75,034
	2010	$18.729	$20.012	60,040
	2011	$20.012	$17.626	53,980
	2012	$17.626	$20.539	45,290
	2013	$20.539	$24.894	32,087
	2014	$24.894	$21.804	30,769
	2015	$21.804	$20.095	28,433

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.984	$15.543	52,908
	2007	$15.543	$17.004	44,708
	2008	$17.004	$17.799	29,116
	2009	$17.799	$20.820	26,142
	2010	$20.820	$23.486	23,588
	2011	$23.486	$22.947	19,942
	2012	$22.947	$26.023	16,021
	2013	$26.023	$26.066	12,367
	2014	$26.066	$26.162	6,090
	2015	$26.162	$24.675	5,473

Invesco V.I. American Franchise Fund - Series II
	2006	$13.162	$13.314	38,613
	2007	$13.314	$15.305	32,001
	2008	$15.305	$7.676	32,932
	2009	$7.676	$12.531	29,869
	2010	$12.531	$14.767	24,866
	2011	$14.767	$13.625	23,741
	2012	$13.625	$15.227	12,651
	2013	$15.227	$20.981	7,688
	2014	$20.981	$22.368	6,326
	2015	$22.368	$23.093	5,987

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$12.529	$14.905	48,100
	2007	$14.905	$15.841	46,291
	2008	$15.841	$9.166	45,656
	2009	$9.166	$12.577	39,472
	2010	$12.577	$15.152	30,907
	2011	$15.152	$15.072	26,320
	2012	$15.072	$17.426	23,053
	2013	$17.426	$23.060	19,315
	2014	$23.060	$24.944	14,577
	2015	$24.944	$22.341	10,888

Invesco V.I. American Value Fund - Series II
	2006	$12.503	$14.865	3,619
	2007	$14.865	$15.784	1,015
	2008	$15.784	$9.113	973
	2009	$9.113	$12.499	1,301
	2010	$12.499	$15.052	1,177
	2011	$15.052	$14.958	266
	2012	$14.958	$17.260	283
	2013	$17.260	$22.784	258
	2014	$22.784	$24.584	246
	2015	$24.584	$21.962	275

Invesco V.I. Comstock Fund - Series II
	2006	$11.652	$13.327	38,961
	2007	$13.327	$12.828	34,314
	2008	$12.828	$8.117	38,224
	2009	$8.117	$10.273	23,989
	2010	$10.273	$11.714	20,091
	2011	$11.714	$11.302	18,913
	2012	$11.302	$13.247	17,388
	2013	$13.247	$17.711	12,495
	2014	$17.711	$19.045	8,615
	2015	$19.045	$17.608	6,987

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.619	$12.892	37,391
	2007	$12.892	$13.133	38,438
	2008	$13.133	$10.008	34,934
	2009	$10.008	$12.082	23,767
	2010	$12.082	$13.341	20,301
	2011	$13.341	$12.978	15,433
	2012	$12.978	$14.375	8,358
	2013	$14.375	$17.694	6,497
	2014	$17.694	$18.968	5,721
	2015	$18.968	$18.212	5,049

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$16.315	$18.649	131,863
	2007	$18.649	$18.843	118,822
	2008	$18.843	$12.589	94,131
	2009	$12.589	$15.400	86,948
	2010	$15.400	$17.028	74,968
	2011	$17.028	$16.404	61,690
	2012	$16.404	$18.487	46,443
	2013	$18.487	$24.374	37,194
	2014	$24.374	$26.417	27,901
	2015	$26.417	$25.174	25,131

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.202	$12.618	21,265
	2007	$12.618	$14.624	19,314
	2008	$14.624	$7.663	12,554
	2009	$7.663	$11.810	10,973
	2010	$11.810	$14.815	9,337
	2011	$14.815	$13.235	4,940
	2012	$13.235	$14.561	4,435
	2013	$14.561	$19.604	4,355
	2014	$19.604	$20.808	2,325
	2015	$20.808	$20.722	2,143

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.351	$11.154	24,990
	2007	$11.154	$11.673	24,883
	2008	$11.673	$9.487	24,060
	2009	$9.487	$12.559	14,361
	2010	$12.559	$13.903	17,108
	2011	$13.903	$14.304	15,724
	2012	$14.304	$15.864	14,722
	2013	$15.864	$16.913	12,807
	2014	$16.913	$17.394	8,614
	2015	$17.394	$16.881	8,580

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.507	$13.002	24,518
	2007	$13.002	$13.676	19,335
	2008	$13.676	$9.614	21,129
	2009	$9.614	$11.937	20,366
	2010	$11.937	$14.004	22,832
	2011	$14.004	$13.183	19,286
	2012	$13.183	$14.367	15,885
	2013	$14.367	$19.224	10,003
	2014	$19.224	$20.301	3,709
	2015	$20.301	$19.319	3,274

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.093	$12.822	56,257
	2007	$12.822	$13.071	56,690
	2008	$13.071	$8.190	57,432
	2009	$8.190	$9.598	41,619
	2010	$9.598	$11.107	37,051
	2011	$11.107	$10.281	25,588
	2012	$10.281	$11.358	16,760
	2013	$11.358	$15.213	8,637
	2014	$15.213	$16.141	6,691
	2015	$16.141	$15.453	4,774

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.496	$12.226	17,077
	2007	$12.226	$14.613	16,428
	2008	$14.613	$8.894	16,215
	2009	$8.894	$12.759	14,422
	2010	$12.759	$15.458	14,447
	2011	$15.458	$13.705	17,525
	2012	$13.705	$15.412	13,867
	2013	$15.412	$20.823	10,698
	2014	$20.823	$21.769	5,588
	2015	$21.769	$22.039	4,448

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.874	$13.135	53,543
	2007	$13.135	$13.020	48,151
	2008	$13.020	$7.782	37,718
	2009	$7.782	$9.711	37,606
	2010	$9.711	$12.005	29,593
	2011	$12.005	$11.358	26,057
	2012	$11.358	$12.822	17,451
	2013	$12.822	$16.469	14,429
	2014	$16.469	$18.103	11,665
	2015	$18.103	$17.167	10,497

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.370	$14.190	57,849
	2007	$14.190	$15.923	53,949
	2008	$15.923	$8.527	55,037
	2009	$8.527	$12.115	46,135
	2010	$12.115	$13.033	45,077
	2011	$13.033	$12.669	39,218
	2012	$12.669	$14.210	30,837
	2013	$14.210	$18.127	28,275
	2014	$18.127	$20.569	19,565
	2015	$20.569	$20.935	18,249

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.543	$15.890	79,103
	2007	$15.890	$16.206	74,473
	2008	$16.206	$9.006	60,139
	2009	$9.006	$10.794	60,604
	2010	$10.794	$11.987	52,068
	2011	$11.987	$11.860	43,559
	2012	$11.860	$13.104	40,479
	2013	$13.104	$14.572	26,881
	2014	$14.572	$15.514	14,783
	2015	$15.514	$15.377	8,153

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.201	$10.551	16,401
	2007	$10.551	$10.823	18,981
	2008	$10.823	$6.499	24,726
	2009	$6.499	$6.985	21,994
	2010	$6.985	$7.661	19,849
	2011	$7.661	$8.150	21,432
	2012	$8.150	$8.849	20,043
	2013	$8.849	$8.689	9,844
	2014	$8.689	$9.157	9,136
	2015	$9.157	$9.088	7,402

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.169	$16.367	39,594
	2007	$16.367	$17.104	32,728
	2008	$17.104	$8.561	29,257
	2009	$8.561	$11.160	26,667
	2010	$11.160	$13.988	21,427
	2011	$13.988	$13.902	17,768
	2012	$13.902	$15.916	17,207
	2013	$15.916	$21.275	15,586
	2014	$21.275	$22.127	9,929
	2015	$22.127	$23.193	9,269

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.832	$21.785	62,201
	2007	$21.785	$22.775	54,157
	2008	$22.775	$13.393	46,814
	2009	$13.393	$18.396	40,162
	2010	$18.396	$20.978	34,744
	2011	$20.978	$18.913	28,432
	2012	$18.913	$22.546	18,424
	2013	$22.546	$28.219	12,314
	2014	$28.219	$28.385	10,569
	2015	$28.385	$29.003	9,116

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.159	$13.908	276,953
	2007	$13.908	$15.016	246,305
	2008	$15.016	$12.656	209,483
	2009	$12.656	$14.770	187,450
	2010	$14.770	$16.708	159,529
	2011	$16.708	$16.575	131,721
	2012	$16.575	$18.484	113,406
	2013	$18.484	$18.151	91,021
	2014	$18.151	$18.335	71,474
	2015	$18.335	$17.621	63,004

Oppenheimer High Income Fund/VA - Service Shares
	2006	$14.023	$15.097	60,935
	2007	$15.097	$14.808	45,466
	2008	$14.808	$3.127	71,044
	2009	$3.127	$3.882	105,974
	2010	$3.882	$4.379	81,427
	2011	$4.379	$4.205	49,719
	2012	$4.205	$4.679	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.227	$16.092	264,079
	2007	$16.092	$16.517	239,886
	2008	$16.517	$9.991	183,998
	2009	$9.991	$12.604	170,176
	2010	$12.604	$14.389	143,568
	2011	$14.389	$14.137	121,167
	2012	$14.137	$16.247	95,231
	2013	$16.247	$21.048	71,823
	2014	$21.048	$22.903	64,858
	2015	$22.903	$23.274	53,114

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.708	$21.142	90,630
	2007	$21.142	$20.546	75,452
	2008	$20.546	$12.554	64,095
	2009	$12.554	$16.937	56,266
	2010	$16.937	$20.542	47,441
	2011	$20.542	$19.764	36,172
	2012	$19.764	$22.921	31,132
	2013	$22.921	$31.768	21,924
	2014	$31.768	$34.960	17,138
	2015	$34.960	$32.357	15,451

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.924	33,718
	2010	$12.924	$14.344	27,197
	2011	$14.344	$14.409	24,278
	2012	$14.409	$16.943	18,652
	2013	$16.943	$22.112	15,033
	2014	$22.112	$24.553	18,303
	2015	$24.553	$23.463	17,841

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.267	$14.636	213,811
	2007	$14.636	$14.561	177,989
	2008	$14.561	$8.507	150,165
	2009	$8.507	$10.533	139,679
	2010	$10.533	$11.506	131,136
	2011	$11.506	$11.654	111,416
	2012	$11.654	$12.926	102,171
	2013	$12.926	$15.045	77,612
	2014	$15.045	$16.412	67,534
	2015	$16.412	$15.993	84,507

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.158	$15.749	30,608
	2007	$15.749	$15.977	34,727
	2008	$15.977	$10.500	27,848
	2009	$10.500	$13.992	26,946
	2010	$13.992	$15.816	21,534
	2011	$15.816	$15.524	18,877
	2012	$15.524	$17.472	14,229
	2013	$17.472	$20.577	10,830
	2014	$20.577	$22.192	12,003
	2015	$22.192	$21.910	11,173

Putnam VT Global Health Care Fund - Class IB
	2006	$13.373	$13.549	55,151
	2007	$13.549	$13.273	48,472
	2008	$13.273	$10.848	39,267
	2009	$10.848	$13.472	35,702
	2010	$13.472	$13.605	26,836
	2011	$13.605	$13.252	22,351
	2012	$13.252	$15.969	19,775
	2013	$15.969	$22.297	16,976
	2014	$22.297	$28.051	13,194
	2015	$28.051	$29.800	11,586

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$18.108	$22.673	5,151
	2007	$22.673	$26.802	4,862
	2008	$26.802	$18.361	4,674
	2009	$18.361	$19.428	4,724
	2010	$19.428	$19.499	3,429
	2011	$19.499	$18.180	3,348
	2012	$18.180	$18.821	3,193
	2013	$18.821	$21.113	3,176
	2014	$21.113	$23.842	2,792
	2015	$23.842	$21.169	2,500

Putnam VT Growth and Income Fund - Class IB
	2006	$15.406	$17.601	279,669
	2007	$17.601	$16.299	243,417
	2008	$16.299	$9.848	197,264
	2009	$9.848	$12.599	195,329
	2010	$12.599	$14.203	156,616
	2011	$14.203	$13.349	124,274
	2012	$13.349	$15.675	106,356
	2013	$15.675	$20.961	72,141
	2014	$20.961	$22.876	58,946
	2015	$22.876	$20.850	50,893

Putnam VT High Yield Fund - Class IB
	2006	$14.839	$16.165	47,985
	2007	$16.165	$16.376	44,897
	2008	$16.376	$11.933	31,178
	2009	$11.933	$17.663	27,029
	2010	$17.663	$19.853	24,684
	2011	$19.853	$19.911	20,024
	2012	$19.911	$22.765	17,642
	2013	$22.765	$24.200	17,045
	2014	$24.200	$24.223	16,289
	2015	$24.223	$22.597	13,744

Putnam VT Income Fund - Class IB
	2006	$10.891	$11.220	318,100
	2007	$11.220	$11.636	282,098
	2008	$11.636	$8.724	232,987
	2009	$8.724	$12.610	230,070
	2010	$12.610	$13.655	178,218
	2011	$13.655	$14.132	136,402
	2012	$14.132	$15.425	120,624
	2013	$15.425	$15.487	89,801
	2014	$15.487	$16.250	67,681
	2015	$16.250	$15.782	59,751

Putnam VT International Equity Fund - Class IB
	2006	$17.022	$21.428	141,449
	2007	$21.428	$22.885	123,225
	2008	$22.885	$12.642	109,036
	2009	$12.642	$15.529	110,612
	2010	$15.529	$16.840	87,998
	2011	$16.840	$13.787	64,509
	2012	$13.787	$16.566	55,605
	2013	$16.566	$20.911	46,417
	2014	$20.911	$19.213	37,669
	2015	$19.213	$18.963	35,105

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.535	$17.446	37,393
	2007	$17.446	$16.305	39,707
	2008	$16.305	$9.715	29,734
	2009	$9.715	$12.526	29,038
	2010	$12.526	$14.064	26,873
	2011	$14.064	$13.868	23,441
	2012	$13.868	$15.968	18,287
	2013	$15.968	$21.266	17,735
	2014	$21.266	$23.876	16,661
	2015	$23.876	$23.020	11,943

Putnam VT Money Market Fund - Class IB
	2006	$9.922	$10.209	108,562
	2007	$10.209	$10.542	85,948
	2008	$10.542	$10.657	117,132
	2009	$10.657	$10.526	127,806
	2010	$10.526	$10.378	73,045
	2011	$10.378	$10.230	51,324
	2012	$10.230	$10.084	65,779
	2013	$10.084	$9.939	94,612
	2014	$9.939	$9.797	83,189
	2015	$9.797	$9.657	45,608

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.978	$17.097	51,570
	2007	$17.097	$17.816	44,211
	2008	$17.816	$10.756	38,169
	2009	$10.756	$14.008	34,824
	2010	$14.008	$16.506	81,872
	2011	$16.506	$15.442	56,792
	2012	$15.442	$17.770	50,847
	2013	$17.770	$23.896	40,078
	2014	$23.896	$26.729	35,365
	2015	$26.729	$26.268	28,595

Putnam VT New Value Fund - Class IB
	2006	$17.380	$19.874	56,783
	2007	$19.874	$18.629	54,172
	2008	$18.629	$10.142	36,745
	2009	$10.142	$9.551	0

Putnam VT Research Fund - Class IB
	2006	$14.432	$15.834	48,454
	2007	$15.834	$15.692	40,621
	2008	$15.692	$9.504	37,733
	2009	$9.504	$12.476	36,161
	2010	$12.476	$14.310	27,439
	2011	$14.310	$13.858	23,974
	2012	$13.858	$16.106	23,528
	2013	$16.106	$21.170	18,496
	2014	$21.170	$23.965	16,347
	2015	$23.965	$23.255	12,440

Putnam VT Vista Fund - Class IB
	2006	$17.601	$18.294	91,588
	2007	$18.294	$18.716	82,060
	2008	$18.716	$10.045	67,271
	2009	$10.045	$13.736	68,162
	2010	$13.736	$15.715	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.429	$13.955	388,246
	2007	$13.955	$14.512	320,719
	2008	$14.512	$9.006	254,822
	2009	$9.006	$14.549	220,659
	2010	$14.549	$17.322	173,992
	2011	$17.322	$14.025	146,423
	2012	$14.025	$15.790	129,291
	2013	$15.790	$22.367	88,258
	2014	$22.367	$24.188	70,079
	2015	$24.188	$22.382	54,286

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.709	$18.248	6,759
	2007	$18.248	$19.134	4,613
	2008	$19.134	$16.033	3,502
	2009	$16.033	$20.561	3,366
	2010	$20.561	$22.239	2,948
	2011	$22.239	$23.429	3,885
	2012	$23.429	$27.218	5,208
	2013	$27.218	$24.477	3,729
	2014	$24.477	$24.822	2,557
	2015	$24.822	$24.177	2,291

UIF Global Franchise Portfolio, Class II
	2006	$12.267	$14.691	31,152
	2007	$14.691	$15.895	27,737
	2008	$15.895	$11.132	24,696
	2009	$11.132	$14.215	17,103
	2010	$14.215	$15.979	18,648
	2011	$15.979	$17.174	17,676
	2012	$17.174	$19.566	16,299
	2013	$19.566	$23.075	12,952
	2014	$23.075	$23.769	8,370
	2015	$23.769	$24.879	5,129

UIF Growth Portfolio, Class I
	2006	$12.288	$12.609	20,933
	2007	$12.609	$15.148	19,667
	2008	$15.148	$7.586	19,702
	2009	$7.586	$12.379	14,401
	2010	$12.379	$14.990	12,332
	2011	$14.990	$14.361	11,844
	2012	$14.361	$16.188	11,140
	2013	$16.188	$23.626	10,529
	2014	$23.626	$24.767	7,308
	2015	$24.767	$27.398	6,432

UIF Growth Portfolio, Class II
	2006	$12.234	$12.518	0
	2007	$12.518	$15.010	0
	2008	$15.010	$7.493	0
	2009	$7.493	$12.197	0
	2010	$12.197	$14.739	0
	2011	$14.739	$14.086	0
	2012	$14.086	$15.833	0
	2013	$15.833	$23.053	0
	2014	$23.053	$24.104	0
	2015	$24.104	$26.600	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.843	4,277
	2007	$9.843	$11.894	5,547
	2008	$11.894	$6.234	9,359
	2009	$6.234	$9.670	8,859
	2010	$9.670	$12.606	6,780
	2011	$12.606	$11.533	7,083
	2012	$11.533	$12.332	7,157
	2013	$12.332	$16.710	8,136
	2014	$16.710	$16.773	6,617
	2015	$16.773	$15.541	3,947

UIF Small Company Growth Portfolio, Class II
	2006	$17.749	$19.565	2,350
	2007	$19.565	$19.853	2,480
	2008	$19.853	$11.655	2,959
	2009	$11.655	$16.845	3,520
	2010	$16.845	$21.012	2,407
	2011	$21.012	$18.905	1,938
	2012	$18.905	$21.372	2,052
	2013	$21.372	$36.090	1,809
	2014	$36.090	$30.639	1,769
	2015	$30.639	$27.241	1,740

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.492	$30.519	56,368
	2007	$30.519	$24.882	46,256
	2008	$24.882	$15.191	36,872
	2009	$15.191	$19.238	38,108
	2010	$19.238	$24.560	29,659
	2011	$24.560	$25.577	25,001
	2012	$25.577	$29.146	21,853
	2013	$29.146	$29.230	12,022
	2014	$29.230	$37.287	8,087
	2015	$37.287	$37.456	6,329

Van Kampen LIT Money Market Portfolio - Class II
	2006	$10.005	$10.272	25,526
	2007	$10.272	$10.575	14,299
	2008	$10.575	$10.609	66,470
	2009	$10.609	$10.463	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option added on or after May 1, 2003

Mortality & Expense = 1.3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.277	155,450
	2007	$10.277	$11.875	299,381
	2008	$11.875	$6.704	661,431
	2009	$6.704	$8.946	713,393
	2010	$8.946	$10.304	613,741
	2011	$10.304	$9.869	509,190
	2012	$9.869	$11.290	332,859
	2013	$11.290	$14.565	237,385
	2014	$14.565	$16.020	175,124
	2015	$16.020	$15.847	140,338

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.469	62,415
	2007	$10.469	$11.180	75,428
	2008	$11.180	$8.242	165,870
	2009	$8.242	$10.064	130,881
	2010	$10.064	$11.158	127,932
	2011	$11.158	$10.945	97,121
	2012	$10.945	$12.030	57,026
	2013	$12.030	$13.415	51,882
	2014	$13.415	$13.771	48,108
	2015	$13.771	$13.494	39,581

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.498	15,093
	2007	$10.498	$11.372	14,597
	2008	$11.372	$7.528	60,344
	2009	$7.528	$9.533	63,384
	2010	$9.533	$10.736	74,263
	2011	$10.736	$10.445	58,337
	2012	$10.445	$11.634	58,062
	2013	$11.634	$13.253	31,390
	2014	$13.253	$13.655	29,668
	2015	$13.655	$13.390	26,977

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.507	10,675
	2007	$10.507	$11.497	17,681
	2008	$11.497	$7.002	38,396
	2009	$7.002	$9.048	26,249
	2010	$9.048	$10.330	21,996
	2011	$10.330	$9.889	19,922
	2012	$9.889	$11.220	19,308
	2013	$11.220	$13.419	25,054
	2014	$13.419	$13.846	24,914
	2015	$13.846	$13.567	24,301

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.359	0
	2007	$10.359	$10.808	1,991
	2008	$10.808	$9.507	11,865
	2009	$9.507	$10.736	22,822
	2010	$10.736	$11.344	16,421
	2011	$11.344	$11.330	33,395
	2012	$11.330	$11.860	16,051
	2013	$11.860	$12.291	15,273
	2014	$12.291	$12.537	14,230
	2015	$12.537	$12.280	13,033

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.802	5,628

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.753	0
	2007	$9.753	$11.750	19,214
	2008	$11.750	$6.393	22,758
	2009	$6.393	$9.095	19,034
	2010	$9.095	$10.730	88,500
	2011	$10.730	$10.618	9,871
	2012	$10.618	$12.361	8,451
	2013	$12.361	$16.391	8,082
	2014	$16.391	$18.139	8,437
	2015	$18.139	$19.254	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.831	4,632
	2007	$10.831	$11.222	17,111
	2008	$11.222	$6.947	51,558
	2009	$6.947	$8.643	61,139
	2010	$8.643	$9.768	42,334
	2011	$9.768	$9.795	43,654
	2012	$9.795	$11.157	52,032
	2013	$11.157	$14.498	30,787
	2014	$14.498	$16.179	30,766
	2015	$16.179	$16.111	29,918

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.885	96,654
	2007	$9.885	$11.231	160,352
	2008	$11.231	$6.681	134,174
	2009	$6.681	$9.198	115,250
	2010	$9.198	$11.650	99,137
	2011	$11.650	$10.231	75,145
	2012	$10.231	$11.546	68,174
	2013	$11.546	$15.454	52,869
	2014	$15.454	$16.142	40,576
	2015	$16.142	$15.643	36,505

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.941	$17.185	679,373
	2007	$17.185	$16.300	660,353
	2008	$16.300	$10.414	556,870
	2009	$10.414	$12.983	519,164
	2010	$12.983	$14.923	445,807
	2011	$14.923	$15.054	341,141
	2012	$15.054	$16.643	276,677
	2013	$16.643	$21.249	211,272
	2014	$21.249	$22.845	168,155
	2015	$22.845	$22.300	148,371

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.259	$13.114	790,113
	2007	$13.114	$13.403	994,792
	2008	$13.403	$9.288	979,377
	2009	$9.288	$12.406	881,282
	2010	$12.406	$13.770	767,450
	2011	$13.770	$13.889	640,839
	2012	$13.889	$15.413	547,177
	2013	$15.413	$17.300	462,577
	2014	$17.300	$17.829	369,878
	2015	$17.829	$16.324	307,590

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.481	$11.451	540,937
	2007	$11.451	$11.982	706,339
	2008	$11.982	$7.728	609,136
	2009	$7.728	$9.876	544,937
	2010	$9.876	$10.856	497,416
	2011	$10.856	$10.534	416,861
	2012	$10.534	$11.660	320,967
	2013	$11.660	$14.776	224,663
	2014	$14.776	$16.370	162,949
	2015	$16.370	$17.033	131,085

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.026	68,613
	2007	$11.026	$12.148	120,181
	2008	$12.148	$8.562	132,370
	2009	$8.562	$10.401	143,722
	2010	$10.401	$11.471	147,598
	2011	$11.471	$10.966	111,639
	2012	$10.966	$12.245	106,417
	2013	$12.245	$15.394	70,285
	2014	$15.394	$16.030	58,773
	2015	$16.030	$15.215	49,640

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.392	$17.951	782,211
	2007	$17.951	$18.297	781,456
	2008	$18.297	$11.336	678,657
	2009	$11.336	$14.075	614,608
	2010	$14.075	$15.418	542,233
	2011	$15.418	$15.031	414,692
	2012	$15.031	$16.915	332,912
	2013	$16.915	$21.372	250,894
	2014	$21.372	$22.553	193,251
	2015	$22.553	$21.120	168,753

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$19.098	$22.009	368,636
	2007	$22.009	$21.163	338,279
	2008	$21.163	$13.964	274,643
	2009	$13.964	$17.767	236,672
	2010	$17.767	$22.442	211,631
	2011	$22.442	$21.277	165,473
	2012	$21.277	$24.813	136,963
	2013	$24.813	$33.302	104,649
	2014	$33.302	$32.993	87,200
	2015	$32.993	$30.100	74,470

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.692	$18.944	0
	2007	$18.944	$20.758	0
	2008	$20.758	$11.759	964
	2009	$11.759	$16.631	2,819
	2010	$16.631	$20.909	2,659
	2011	$20.909	$19.603	2,553
	2012	$19.603	$21.406	2,507
	2013	$21.406	$29.132	2,303
	2014	$29.132	$30.843	2,262
	2015	$30.843	$29.576	1,906

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.350	$10.606	179,585
	2007	$10.606	$11.137	154,824
	2008	$11.137	$11.804	150,508
	2009	$11.804	$11.988	169,823
	2010	$11.988	$12.434	186,125
	2011	$12.434	$12.945	189,418
	2012	$12.945	$12.992	143,565
	2013	$12.992	$12.512	91,231
	2014	$12.512	$12.742	69,215
	2015	$12.742	$12.612	57,893

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$26.129	$32.971	132,770
	2007	$32.971	$41.826	122,493
	2008	$41.826	$19.486	118,270
	2009	$19.486	$33.130	105,344
	2010	$33.130	$38.377	97,568
	2011	$38.377	$31.811	82,821
	2012	$31.811	$35.460	69,687
	2013	$35.460	$34.610	61,388
	2014	$34.610	$31.233	47,031
	2015	$31.233	$24.736	37,494

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.302	$20.700	520,160
	2007	$20.700	$23.542	532,153
	2008	$23.542	$13.827	470,459
	2009	$13.827	$18.666	424,346
	2010	$18.666	$19.934	358,865
	2011	$19.934	$17.549	314,662
	2012	$17.549	$20.439	249,438
	2013	$20.439	$24.760	190,120
	2014	$24.760	$21.675	161,022
	2015	$21.675	$19.966	141,842

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.965	$15.515	0
	2007	$15.515	$16.964	0
	2008	$16.964	$17.748	1,734
	2009	$17.748	$20.750	1,052
	2010	$20.750	$23.395	988
	2011	$23.395	$22.846	930
	2012	$22.846	$25.896	1,117
	2013	$25.896	$25.925	643
	2014	$25.925	$26.007	0
	2015	$26.007	$24.517	0

Invesco V.I. American Franchise Fund - Series II
	2006	$13.145	$13.289	169,686
	2007	$13.289	$15.269	149,288
	2008	$15.269	$7.654	155,525
	2009	$7.654	$12.489	133,478
	2010	$12.489	$14.710	109,595
	2011	$14.710	$13.565	79,206
	2012	$13.565	$15.153	58,729
	2013	$15.153	$20.867	33,930
	2014	$20.867	$22.236	25,900
	2015	$22.236	$22.945	22,009

Invesco V.I. American Value Fund - Series I
	2006	$12.518	$14.885	170,769
	2007	$14.885	$15.812	150,717
	2008	$15.812	$9.145	115,439
	2009	$9.145	$12.540	100,576
	2010	$12.540	$15.101	88,039
	2011	$15.101	$15.014	70,589
	2012	$15.014	$17.349	56,626
	2013	$17.349	$22.947	43,432
	2014	$22.947	$24.810	41,742
	2015	$24.810	$22.209	38,471

Invesco V.I. American Value Fund - Series II
	2006	$12.493	$14.845	153,545
	2007	$14.845	$15.755	165,091
	2008	$15.755	$9.092	151,306
	2009	$9.092	$12.463	136,993
	2010	$12.463	$15.001	127,444
	2011	$15.001	$14.900	103,271
	2012	$14.900	$17.184	75,941
	2013	$17.184	$22.672	56,112
	2014	$22.672	$24.451	37,005
	2015	$24.451	$21.832	29,835

Invesco V.I. Comstock Fund - Series II
	2006	$11.642	$13.309	400,016
	2007	$13.309	$12.805	396,635
	2008	$12.805	$8.098	373,817
	2009	$8.098	$10.243	334,818
	2010	$10.243	$11.674	313,478
	2011	$11.674	$11.258	259,122
	2012	$11.258	$13.189	206,763
	2013	$13.189	$17.625	142,726
	2014	$17.625	$18.942	97,827
	2015	$18.942	$17.504	83,628

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.609	$12.875	479,409
	2007	$12.875	$13.108	473,562
	2008	$13.108	$9.984	412,712
	2009	$9.984	$12.047	380,880
	2010	$12.047	$13.296	338,101
	2011	$13.296	$12.928	264,194
	2012	$12.928	$14.312	153,408
	2013	$14.312	$17.608	93,266
	2014	$17.608	$18.866	68,349
	2015	$18.866	$18.104	55,970

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.293	$18.614	592,906
	2007	$18.614	$18.798	621,539
	2008	$18.798	$12.553	553,442
	2009	$12.553	$15.348	500,307
	2010	$15.348	$16.962	441,782
	2011	$16.962	$16.332	337,099
	2012	$16.332	$18.397	251,725
	2013	$18.397	$24.242	174,024
	2014	$24.242	$26.261	136,681
	2015	$26.261	$25.012	118,556

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.191	$12.601	93,947
	2007	$12.601	$14.597	79,105
	2008	$14.597	$7.645	73,018
	2009	$7.645	$11.776	59,691
	2010	$11.776	$14.765	43,191
	2011	$14.765	$13.184	33,747
	2012	$13.184	$14.497	20,970
	2013	$14.497	$19.509	18,258
	2014	$19.509	$20.696	15,967
	2015	$20.696	$20.600	13,835

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.345	$11.142	248,733
	2007	$11.142	$11.654	250,842
	2008	$11.654	$9.467	203,470
	2009	$9.467	$12.526	198,729
	2010	$12.526	$13.859	199,161
	2011	$13.859	$14.251	180,286
	2012	$14.251	$15.798	145,882
	2013	$15.798	$16.834	121,748
	2014	$16.834	$17.304	100,209
	2015	$17.304	$16.785	85,247

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.500	$12.988	60,068
	2007	$12.988	$13.653	67,420
	2008	$13.653	$9.593	59,717
	2009	$9.593	$11.905	60,639
	2010	$11.905	$13.959	59,740
	2011	$13.959	$13.134	53,357
	2012	$13.134	$14.307	49,549
	2013	$14.307	$19.134	24,637
	2014	$19.134	$20.195	21,040
	2015	$20.195	$19.209	18,110

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.086	$12.807	349,193
	2007	$12.807	$13.049	459,744
	2008	$13.049	$8.173	320,272
	2009	$8.173	$9.572	259,838
	2010	$9.572	$11.072	223,793
	2011	$11.072	$10.244	198,061
	2012	$10.244	$11.310	143,359
	2013	$11.310	$15.142	103,734
	2014	$15.142	$16.058	72,281
	2015	$16.058	$15.365	60,517

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.489	$12.212	102,245
	2007	$12.212	$14.589	126,927
	2008	$14.589	$8.875	102,211
	2009	$8.875	$12.725	85,599
	2010	$12.725	$15.409	70,590
	2011	$15.409	$13.655	58,948
	2012	$13.655	$15.348	48,600
	2013	$15.348	$20.725	37,811
	2014	$20.725	$21.656	28,947
	2015	$21.656	$21.914	27,332

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.866	$13.120	545,736
	2007	$13.120	$12.998	486,616
	2008	$12.998	$7.765	382,791
	2009	$7.765	$9.685	317,393
	2010	$9.685	$11.967	286,444
	2011	$11.967	$11.316	257,360
	2012	$11.316	$12.769	174,815
	2013	$12.769	$16.392	124,335
	2014	$16.392	$18.010	92,617
	2015	$18.010	$17.069	75,541

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.352	$14.164	655,675
	2007	$14.164	$15.885	625,961
	2008	$15.885	$8.503	622,239
	2009	$8.503	$12.074	541,106
	2010	$12.074	$12.982	477,161
	2011	$12.982	$12.613	395,021
	2012	$12.613	$14.140	321,514
	2013	$14.140	$18.029	238,902
	2014	$18.029	$20.447	187,594
	2015	$20.447	$20.801	155,721

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.523	$15.861	335,465
	2007	$15.861	$16.168	299,196
	2008	$16.168	$8.980	257,720
	2009	$8.980	$10.757	243,395
	2010	$10.757	$11.940	196,054
	2011	$11.940	$11.808	153,736
	2012	$11.808	$13.040	116,960
	2013	$13.040	$14.494	98,257
	2014	$14.494	$15.422	85,244
	2015	$15.422	$15.279	72,409

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.195	$10.539	268,172
	2007	$10.539	$10.805	366,136
	2008	$10.805	$6.485	352,525
	2009	$6.485	$6.966	375,249
	2010	$6.966	$7.637	351,914
	2011	$7.637	$8.120	305,572
	2012	$8.120	$8.812	243,383
	2013	$8.812	$8.648	190,805
	2014	$8.648	$9.109	159,368
	2015	$9.109	$9.037	115,052

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.147	$16.337	148,484
	2007	$16.337	$17.064	134,508
	2008	$17.064	$8.537	124,987
	2009	$8.537	$11.123	121,531
	2010	$11.123	$13.933	91,654
	2011	$13.933	$13.841	70,378
	2012	$13.841	$15.838	55,753
	2013	$15.838	$21.160	43,870
	2014	$21.160	$21.997	36,532
	2015	$21.997	$23.044	34,446

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.807	$21.744	304,944
	2007	$21.744	$22.721	311,368
	2008	$22.721	$13.355	270,584
	2009	$13.355	$18.334	237,862
	2010	$18.334	$20.897	196,440
	2011	$20.897	$18.830	146,487
	2012	$18.830	$22.435	92,614
	2013	$22.435	$28.067	67,950
	2014	$28.067	$28.217	56,577
	2015	$28.217	$28.817	48,994

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.141	$13.883	1,113,243
	2007	$13.883	$14.981	1,053,294
	2008	$14.981	$12.620	834,210
	2009	$12.620	$14.721	798,780
	2010	$14.721	$16.643	725,328
	2011	$16.643	$16.503	574,984
	2012	$16.503	$18.394	536,215
	2013	$18.394	$18.053	458,103
	2014	$18.053	$18.227	397,858
	2015	$18.227	$17.508	338,764

Oppenheimer High Income Fund/VA - Service Shares
	2006	$14.004	$15.069	339,923
	2007	$15.069	$14.773	328,243
	2008	$14.773	$3.118	597,669
	2009	$3.118	$3.869	604,518
	2010	$3.869	$4.362	511,428
	2011	$4.362	$4.187	424,654
	2012	$4.187	$4.656	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.208	$16.062	849,127
	2007	$16.062	$16.478	793,281
	2008	$16.478	$9.963	696,862
	2009	$9.963	$12.561	606,831
	2010	$12.561	$14.333	532,423
	2011	$14.333	$14.075	424,252
	2012	$14.075	$16.168	338,232
	2013	$16.168	$20.934	255,990
	2014	$20.934	$22.767	197,033
	2015	$22.767	$23.125	155,301

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.683	$21.103	331,698
	2007	$21.103	$20.497	319,213
	2008	$20.497	$12.518	275,513
	2009	$12.518	$16.879	236,149
	2010	$16.879	$20.462	205,222
	2011	$20.462	$19.677	164,274
	2012	$19.677	$22.809	130,740
	2013	$22.809	$31.597	90,705
	2014	$31.597	$34.753	71,107
	2015	$34.753	$32.149	61,646

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.880	331,974
	2010	$12.880	$14.288	297,280
	2011	$14.288	$14.346	236,544
	2012	$14.346	$16.860	177,539
	2013	$16.860	$21.992	142,997
	2014	$21.992	$24.408	117,125
	2015	$24.408	$23.312	103,973

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.249	$14.608	575,460
	2007	$14.608	$14.527	538,481
	2008	$14.527	$8.483	449,947
	2009	$8.483	$10.498	415,035
	2010	$10.498	$11.461	374,701
	2011	$11.461	$11.603	288,646
	2012	$11.603	$12.863	252,874
	2013	$12.863	$14.964	185,210
	2014	$14.964	$16.315	164,474
	2015	$16.315	$15.890	131,666

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.139	$15.720	221,430
	2007	$15.720	$15.939	231,713
	2008	$15.939	$10.470	189,889
	2009	$10.470	$13.945	174,766
	2010	$13.945	$15.755	143,020
	2011	$15.755	$15.456	110,629
	2012	$15.456	$17.386	79,345
	2013	$17.386	$20.466	73,001
	2014	$20.466	$22.061	65,311
	2015	$22.061	$21.770	60,282

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.355	$13.524	83,698
	2007	$13.524	$13.241	72,805
	2008	$13.241	$10.817	57,011
	2009	$10.817	$13.426	48,418
	2010	$13.426	$13.553	45,210
	2011	$13.553	$13.194	29,959
	2012	$13.194	$15.891	20,790
	2013	$15.891	$22.177	14,827
	2014	$22.177	$27.885	10,825
	2015	$27.885	$29.609	7,727

Putnam VT Global Utilities Fund - Class IB
	2006	$18.084	$22.631	38,691
	2007	$22.631	$26.738	33,212
	2008	$26.738	$18.308	23,353
	2009	$18.308	$19.363	25,234
	2010	$19.363	$19.424	15,720
	2011	$19.424	$18.100	10,049
	2012	$18.100	$18.729	8,330
	2013	$18.729	$20.999	7,767
	2014	$20.999	$23.702	7,081
	2015	$23.702	$21.033	6,308

Putnam VT Growth and Income Fund - Class IB
	2006	$15.385	$17.568	569,626
	2007	$17.568	$16.260	488,688
	2008	$16.260	$9.819	392,198
	2009	$9.819	$12.557	351,291
	2010	$12.557	$14.148	317,916
	2011	$14.148	$13.291	236,659
	2012	$13.291	$15.598	197,820
	2013	$15.598	$20.848	143,849
	2014	$20.848	$22.741	117,518
	2015	$22.741	$20.716	93,886

Putnam VT High Yield Fund - Class IB
	2006	$14.819	$16.135	348,424
	2007	$16.135	$16.337	312,898
	2008	$16.337	$11.898	254,245
	2009	$11.898	$17.603	215,071
	2010	$17.603	$19.776	205,104
	2011	$19.776	$19.824	155,623
	2012	$19.824	$22.654	136,143
	2013	$22.654	$24.069	106,538
	2014	$24.069	$24.080	98,127
	2015	$24.080	$22.452	79,950

Putnam VT Income Fund - Class IB
	2006	$10.877	$11.199	1,048,782
	2007	$11.199	$11.608	981,893
	2008	$11.608	$8.699	805,601
	2009	$8.699	$12.568	681,775
	2010	$12.568	$13.602	640,492
	2011	$13.602	$14.070	457,054
	2012	$14.070	$15.349	394,013
	2013	$15.349	$15.403	336,574
	2014	$15.403	$16.154	309,244
	2015	$16.154	$15.681	258,995

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.999	$21.388	290,940
	2007	$21.388	$22.831	385,894
	2008	$22.831	$12.605	362,784
	2009	$12.605	$15.476	335,440
	2010	$15.476	$16.774	296,207
	2011	$16.774	$13.726	241,949
	2012	$13.726	$16.485	163,819
	2013	$16.485	$20.798	118,925
	2014	$20.798	$19.099	90,478
	2015	$19.099	$18.841	80,064

Putnam VT Investors Fund - Class IB
	2006	$15.514	$17.413	189,439
	2007	$17.413	$16.266	175,287
	2008	$16.266	$9.687	140,620
	2009	$9.687	$12.484	124,635
	2010	$12.484	$14.009	109,763
	2011	$14.009	$13.807	88,743
	2012	$13.807	$15.890	68,772
	2013	$15.890	$21.151	52,179
	2014	$21.151	$23.735	44,658
	2015	$23.735	$22.872	34,114

Putnam VT Money Market Fund - Class IB
	2006	$9.908	$10.190	1,623,833
	2007	$10.190	$10.517	1,357,162
	2008	$10.517	$10.627	1,128,438
	2009	$10.627	$10.490	1,195,208
	2010	$10.490	$10.338	1,040,629
	2011	$10.338	$10.185	835,998
	2012	$10.185	$10.034	896,450
	2013	$10.034	$9.886	568,474
	2014	$9.886	$9.739	500,731
	2015	$9.739	$9.595	413,181

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.957	$17.065	95,382
	2007	$17.065	$17.774	88,057
	2008	$17.774	$10.725	75,717
	2009	$10.725	$13.960	70,331
	2010	$13.960	$16.442	132,107
	2011	$16.442	$15.374	95,168
	2012	$15.374	$17.683	78,006
	2013	$17.683	$23.767	55,480
	2014	$23.767	$26.571	45,365
	2015	$26.571	$26.100	36,253

Putnam VT New Value Fund - Class IB
	2006	$17.357	$19.837	434,742
	2007	$19.837	$18.585	404,197
	2008	$18.585	$10.113	363,753
	2009	$10.113	$9.523	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.412	$15.804	122,290
	2007	$15.804	$15.655	80,959
	2008	$15.655	$9.477	63,403
	2009	$9.477	$12.434	55,810
	2010	$12.434	$14.255	39,511
	2011	$14.255	$13.797	27,988
	2012	$13.797	$16.027	22,142
	2013	$16.027	$21.055	17,168
	2014	$21.055	$23.824	15,113
	2015	$23.824	$23.106	11,831

Putnam VT Vista Fund - Class IB
	2006	$17.577	$18.260	164,139
	2007	$18.260	$18.671	128,219
	2008	$18.671	$10.016	94,673
	2009	$10.016	$13.690	77,393
	2010	$13.690	$15.657	0

Putnam VT Voyager Fund - Class IB
	2006	$13.410	$13.929	730,748
	2007	$13.929	$14.478	581,117
	2008	$14.478	$8.980	457,726
	2009	$8.980	$14.499	377,606
	2010	$14.499	$17.254	327,623
	2011	$17.254	$13.964	266,573
	2012	$13.964	$15.712	206,781
	2013	$15.712	$22.246	157,352
	2014	$22.246	$24.045	131,244
	2015	$24.045	$22.239	112,049

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.686	$18.214	132,203
	2007	$18.214	$19.089	124,862
	2008	$19.089	$15.987	104,184
	2009	$15.987	$20.492	98,289
	2010	$20.492	$22.153	89,680
	2011	$22.153	$23.326	67,237
	2012	$23.326	$27.085	58,851
	2013	$27.085	$24.345	53,075
	2014	$24.345	$24.676	47,675
	2015	$24.676	$24.022	39,499

UIF Global Franchise Portfolio, Class II
	2006	$12.254	$14.669	182,320
	2007	$14.669	$15.863	214,528
	2008	$15.863	$11.104	200,670
	2009	$11.104	$14.172	170,410
	2010	$14.172	$15.922	168,683
	2011	$15.922	$17.105	145,432
	2012	$17.105	$19.476	112,100
	2013	$19.476	$22.959	75,711
	2014	$22.959	$23.637	53,829
	2015	$23.637	$24.728	46,087

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.278	$12.592	227,515
	2007	$12.592	$15.120	175,848
	2008	$15.120	$7.568	167,345
	2009	$7.568	$12.343	138,495
	2010	$12.343	$14.939	113,815
	2011	$14.939	$14.305	72,724
	2012	$14.305	$16.117	58,915
	2013	$16.117	$23.510	48,104
	2014	$23.510	$24.633	43,866
	2015	$24.633	$27.236	40,754

UIF Growth Portfolio, Class II
	2006	$12.224	$12.501	114,779
	2007	$12.501	$14.982	53,738
	2008	$14.982	$7.475	44,130
	2009	$7.475	$12.162	36,664
	2010	$12.162	$14.689	28,568
	2011	$14.689	$14.031	21,875
	2012	$14.031	$15.764	18,043
	2013	$15.764	$22.940	11,192
	2014	$22.940	$23.974	9,366
	2015	$23.974	$26.443	6,388

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.840	92,813
	2007	$9.840	$11.884	144,969
	2008	$11.884	$6.226	133,137
	2009	$6.226	$9.652	109,069
	2010	$9.652	$12.576	99,929
	2011	$12.576	$11.500	87,377
	2012	$11.500	$12.290	75,317
	2013	$12.290	$16.645	45,225
	2014	$16.645	$16.699	34,367
	2015	$16.699	$15.465	26,274

UIF Small Company Growth Portfolio, Class II
	2006	$17.725	$19.529	49,608
	2007	$19.529	$19.806	45,785
	2008	$19.806	$11.621	37,641
	2009	$11.621	$16.788	36,826
	2010	$16.788	$20.930	33,699
	2011	$20.930	$18.822	22,950
	2012	$18.822	$21.268	20,493
	2013	$21.268	$35.895	15,545
	2014	$35.895	$30.458	15,471
	2015	$30.458	$27.066	13,141

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.461	$30.463	273,365
	2007	$30.463	$24.823	276,935
	2008	$24.823	$15.147	262,887
	2009	$15.147	$19.173	232,409
	2010	$19.173	$24.464	199,593
	2011	$24.464	$25.465	166,396
	2012	$25.465	$29.004	133,940
	2013	$29.004	$29.072	110,867
	2014	$29.072	$37.066	81,700
	2015	$37.066	$37.216	67,926

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.995	$10.257	345,070
	2007	$10.257	$10.554	296,262
	2008	$10.554	$10.582	244,516
	2009	$10.582	$10.431	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.35

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.273	658
	2007	$10.273	$11.864	1,847
	2008	$11.864	$6.694	4,332
	2009	$6.694	$8.929	33,083
	2010	$8.929	$10.280	33,633
	2011	$10.280	$9.840	31,345
	2012	$9.840	$11.252	30,934
	2013	$11.252	$14.508	5,052
	2014	$14.508	$15.950	4,693
	2015	$15.950	$15.769	4,526

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.465	0
	2007	$10.465	$11.171	0
	2008	$11.171	$8.231	0
	2009	$8.231	$10.045	0
	2010	$10.045	$11.131	0
	2011	$11.131	$10.913	0
	2012	$10.913	$11.990	0
	2013	$11.990	$13.363	0
	2014	$13.363	$13.711	0
	2015	$13.711	$13.428	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.495	0
	2007	$10.495	$11.362	0
	2008	$11.362	$7.518	0
	2009	$7.518	$9.515	0
	2010	$9.515	$10.711	6,009
	2011	$10.711	$10.415	0
	2012	$10.415	$11.595	0
	2013	$11.595	$13.201	5,204
	2014	$13.201	$13.595	5,166
	2015	$13.595	$13.325	5,129

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.504	0
	2007	$10.504	$11.487	0
	2008	$11.487	$6.993	0
	2009	$6.993	$9.032	0
	2010	$9.032	$10.306	0
	2011	$10.306	$9.860	0
	2012	$9.860	$11.182	0
	2013	$11.182	$13.367	0
	2014	$13.367	$13.785	0
	2015	$13.785	$13.501	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.356	0
	2007	$10.356	$10.799	0
	2008	$10.799	$9.494	0
	2009	$9.494	$10.716	0
	2010	$10.716	$11.317	0
	2011	$11.317	$11.298	0
	2012	$11.298	$11.819	0
	2013	$11.819	$12.244	0
	2014	$12.244	$12.482	0
	2015	$12.482	$12.219	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.710	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.749	0
	2007	$9.749	$11.740	347
	2008	$11.740	$6.384	339
	2009	$6.384	$9.078	331
	2010	$9.078	$10.705	324
	2011	$10.705	$10.588	318
	2012	$10.588	$12.319	0
	2013	$12.319	$16.328	0
	2014	$16.328	$18.059	0
	2015	$18.059	$19.166	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.828	480
	2007	$10.828	$11.212	682
	2008	$11.212	$6.937	642
	2009	$6.937	$8.627	699
	2010	$8.627	$9.745	0
	2011	$9.745	$9.767	0
	2012	$9.767	$11.119	0
	2013	$11.119	$14.441	0
	2014	$14.441	$16.108	0
	2015	$16.108	$16.032	0

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.882	0
	2007	$9.882	$11.221	830
	2008	$11.221	$6.672	1,907
	2009	$6.672	$9.181	18,879
	2010	$9.181	$11.623	37,927
	2011	$11.623	$10.202	17,507
	2012	$10.202	$11.507	17,189
	2013	$11.507	$15.394	0
	2014	$15.394	$16.071	0
	2015	$16.071	$15.566	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.912	$17.144	74,247
	2007	$17.144	$16.253	71,733
	2008	$16.253	$10.378	36,777
	2009	$10.378	$12.932	38,246
	2010	$12.932	$14.856	14,586
	2011	$14.856	$14.980	9,782
	2012	$14.980	$16.553	5,886
	2013	$16.553	$21.123	5,473
	2014	$21.123	$22.698	3,707
	2015	$22.698	$22.145	3,179

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.249	$13.097	45,428
	2007	$13.097	$13.378	43,373
	2008	$13.378	$9.266	36,794
	2009	$9.266	$12.371	2,237
	2010	$12.371	$13.724	2,204
	2011	$13.724	$13.835	1,903
	2012	$13.835	$15.345	1,663
	2013	$15.345	$17.215	0
	2014	$17.215	$17.732	0
	2015	$17.732	$16.228	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.475	$11.438	8,942
	2007	$11.438	$11.962	3,051
	2008	$11.962	$7.711	2,844
	2009	$7.711	$9.850	2,659
	2010	$9.850	$10.822	2,042
	2011	$10.822	$10.495	1,889
	2012	$10.495	$11.612	1,791
	2013	$11.612	$14.707	961
	2014	$14.707	$16.285	807
	2015	$16.285	$16.936	692

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.022	0
	2007	$11.022	$12.138	604
	2008	$12.138	$8.550	1,820
	2009	$8.550	$10.381	1,526
	2010	$10.381	$11.444	43
	2011	$11.444	$10.934	44
	2012	$10.934	$12.204	0
	2013	$12.204	$15.334	0
	2014	$15.334	$15.960	0
	2015	$15.960	$15.140	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.363	$17.907	58,575
	2007	$17.907	$18.244	52,013
	2008	$18.244	$11.297	53,425
	2009	$11.297	$14.020	33,421
	2010	$14.020	$15.350	12,616
	2011	$15.350	$14.956	8,855
	2012	$14.956	$16.823	6,296
	2013	$16.823	$21.245	6,129
	2014	$21.245	$22.408	5,702
	2015	$22.408	$20.973	4,612

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$19.062	$21.956	9,083
	2007	$21.956	$21.102	8,493
	2008	$21.102	$13.916	7,134
	2009	$13.916	$17.697	7,139
	2010	$17.697	$22.342	3,027
	2011	$22.342	$21.172	2,484
	2012	$21.172	$24.678	2,040
	2013	$24.678	$33.103	1,793
	2014	$33.103	$32.780	1,466
	2015	$32.780	$29.891	1,527

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.658	$18.899	929
	2007	$18.899	$20.698	915
	2008	$20.698	$11.718	921
	2009	$11.718	$16.566	207
	2010	$16.566	$20.816	191
	2011	$20.816	$19.506	184
	2012	$19.506	$21.289	195
	2013	$21.289	$28.959	188
	2014	$28.959	$30.644	185
	2015	$30.644	$29.370	181

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.342	$10.592	4,940
	2007	$10.592	$11.117	4,147
	2008	$11.117	$11.776	3,200
	2009	$11.776	$11.954	7,546
	2010	$11.954	$12.392	5,498
	2011	$12.392	$12.894	5,270
	2012	$12.894	$12.935	5,643
	2013	$12.935	$12.450	5,979
	2014	$12.450	$12.674	6,025
	2015	$12.674	$12.538	6,264

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$26.079	$32.892	5,506
	2007	$32.892	$41.704	3,079
	2008	$41.704	$19.419	3,648
	2009	$19.419	$33.000	3,008
	2010	$33.000	$38.207	2,206
	2011	$38.207	$31.654	308
	2012	$31.654	$35.267	218
	2013	$35.267	$34.404	272
	2014	$34.404	$31.032	333
	2015	$31.032	$24.564	384

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.269	$20.650	20,397
	2007	$20.650	$23.473	13,454
	2008	$23.473	$13.779	13,018
	2009	$13.779	$18.593	22,859
	2010	$18.593	$19.846	22,028
	2011	$19.846	$17.462	16,739
	2012	$17.462	$20.328	16,430
	2013	$20.328	$24.612	3,140
	2014	$24.612	$21.536	2,899
	2015	$21.536	$19.827	2,313

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.939	$15.477	0
	2007	$15.477	$16.914	0
	2008	$16.914	$17.687	0
	2009	$17.687	$20.669	0
	2010	$20.669	$23.291	0
	2011	$23.291	$22.733	0
	2012	$22.733	$25.755	0
	2013	$25.755	$25.771	0
	2014	$25.771	$25.839	0
	2015	$25.839	$24.346	0

Invesco V.I. American Franchise Fund - Series II
	2006	$13.120	$13.257	3,866
	2007	$13.257	$15.224	3,325
	2008	$15.224	$7.627	3,990
	2009	$7.627	$12.440	3,651
	2010	$12.440	$14.645	3,528
	2011	$14.645	$13.498	1,405
	2012	$13.498	$15.070	80
	2013	$15.070	$20.743	69
	2014	$20.743	$22.092	40
	2015	$22.092	$22.785	38

Invesco V.I. American Value Fund - Series I
	2006	$12.507	$14.864	8,543
	2007	$14.864	$15.782	7,608
	2008	$15.782	$9.123	6,868
	2009	$9.123	$12.504	6,564
	2010	$12.504	$15.050	5,006
	2011	$15.050	$14.956	4,171
	2012	$14.956	$17.273	3,453
	2013	$17.273	$22.835	2,891
	2014	$22.835	$24.676	2,429
	2015	$24.676	$22.078	2,064

Invesco V.I. American Value Fund - Series II
	2006	$12.482	$14.825	2,119
	2007	$14.825	$15.726	1,957
	2008	$15.726	$9.070	2,049
	2009	$9.070	$12.427	959
	2010	$12.427	$14.950	748
	2011	$14.950	$14.842	603
	2012	$14.842	$17.108	574
	2013	$17.108	$22.561	540
	2014	$22.561	$24.319	515
	2015	$24.319	$21.703	509

Invesco V.I. Comstock Fund - Series II
	2006	$11.632	$13.291	11,223
	2007	$13.291	$12.781	6,350
	2008	$12.781	$8.078	6,353
	2009	$8.078	$10.214	6,354
	2010	$10.214	$11.635	6,350
	2011	$11.635	$11.215	6,107
	2012	$11.215	$13.131	5,632
	2013	$13.131	$17.538	5,240
	2014	$17.538	$18.840	0
	2015	$18.840	$17.401	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.599	$12.858	7,903
	2007	$12.858	$13.084	7,623
	2008	$13.084	$9.960	7,636
	2009	$9.960	$12.013	7,401
	2010	$12.013	$13.251	7,469
	2011	$13.251	$12.877	6,090
	2012	$12.877	$14.249	5,978
	2013	$14.249	$17.521	4,918
	2014	$17.521	$18.764	4,918
	2015	$18.764	$17.997	4,918

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.262	$18.570	39,956
	2007	$18.570	$18.743	39,303
	2008	$18.743	$12.510	31,274
	2009	$12.510	$15.287	21,107
	2010	$15.287	$16.887	20,201
	2011	$16.887	$16.251	24,217
	2012	$16.251	$18.296	21,068
	2013	$18.296	$24.098	2,844
	2014	$24.098	$26.091	1,515
	2015	$26.091	$24.838	1,502

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.181	$12.584	1,940
	2007	$12.584	$14.570	1,885
	2008	$14.570	$7.627	1,651
	2009	$7.627	$11.742	1,545
	2010	$11.742	$14.715	1,284
	2011	$14.715	$13.133	587
	2012	$13.133	$14.433	624
	2013	$14.433	$19.413	640
	2014	$19.413	$20.584	598
	2015	$20.584	$20.478	583

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.338	$11.129	10,586
	2007	$11.129	$11.634	8,093
	2008	$11.634	$9.447	4,433
	2009	$9.447	$12.492	33,460
	2010	$12.492	$13.815	36,397
	2011	$13.815	$14.199	32,120
	2012	$14.199	$15.732	24,208
	2013	$15.732	$16.755	3,155
	2014	$16.755	$17.214	3,141
	2015	$17.214	$16.690	3,204

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.493	$12.973	0
	2007	$12.973	$13.631	0
	2008	$13.631	$9.573	0
	2009	$9.573	$11.874	0
	2010	$11.874	$13.915	0
	2011	$13.915	$13.086	0
	2012	$13.086	$14.248	0
	2013	$14.248	$19.045	0
	2014	$19.045	$20.090	0
	2015	$20.090	$19.100	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.079	$12.793	2,944
	2007	$12.793	$13.028	3,118
	2008	$13.028	$8.155	3,147
	2009	$8.155	$9.547	3,359
	2010	$9.547	$11.036	2,744
	2011	$11.036	$10.206	2,333
	2012	$10.206	$11.263	2,190
	2013	$11.263	$15.071	0
	2014	$15.071	$15.974	0
	2015	$15.974	$15.278	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.482	$12.198	1,666
	2007	$12.198	$14.565	2,006
	2008	$14.565	$8.856	1,654
	2009	$8.856	$12.691	1,487
	2010	$12.691	$15.361	1,057
	2011	$15.361	$13.605	1,033
	2012	$13.605	$15.284	790
	2013	$15.284	$20.628	711
	2014	$20.628	$21.543	665
	2015	$21.543	$21.789	623

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.859	$13.105	5,568
	2007	$13.105	$12.977	1,437
	2008	$12.977	$7.748	2,434
	2009	$7.748	$9.659	2,382
	2010	$9.659	$11.929	409
	2011	$11.929	$11.275	418
	2012	$11.275	$12.715	417
	2013	$12.715	$16.315	0
	2014	$16.315	$17.916	0
	2015	$17.916	$16.972	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.334	$14.137	11,566
	2007	$14.137	$15.847	10,877
	2008	$15.847	$8.478	10,978
	2009	$8.478	$12.034	10,995
	2010	$12.034	$12.932	5,173
	2011	$12.932	$12.558	3,579
	2012	$12.558	$14.071	2,999
	2013	$14.071	$17.932	981
	2014	$17.932	$20.327	872
	2015	$20.327	$20.668	832

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.496	$15.823	10,601
	2007	$15.823	$16.121	10,141
	2008	$16.121	$8.949	2,309
	2009	$8.949	$10.715	2,330
	2010	$10.715	$11.887	2,345
	2011	$11.887	$11.750	2,140
	2012	$11.750	$12.969	2,124
	2013	$12.969	$14.408	2,162
	2014	$14.408	$15.323	47
	2015	$15.323	$15.172	47

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.188	$10.527	4,458
	2007	$10.527	$10.788	3,641
	2008	$10.788	$6.471	3,587
	2009	$6.471	$6.948	3,956
	2010	$6.948	$7.613	7,591
	2011	$7.613	$8.090	6,820
	2012	$8.090	$8.776	6,643
	2013	$8.776	$8.608	6,592
	2014	$8.608	$9.062	6,252
	2015	$9.062	$8.985	6,708

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.116	$16.297	8,470
	2007	$16.297	$17.014	8,333
	2008	$17.014	$8.508	9,032
	2009	$8.508	$11.079	9,123
	2010	$11.079	$13.871	5,078
	2011	$13.871	$13.772	3,555
	2012	$13.772	$15.752	3,275
	2013	$15.752	$21.035	3,027
	2014	$21.035	$21.855	2,263
	2015	$21.855	$22.884	2,126

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.771	$21.692	12,944
	2007	$21.692	$22.655	13,001
	2008	$22.655	$13.309	13,051
	2009	$13.309	$18.261	3,348
	2010	$18.261	$20.804	1,732
	2011	$20.804	$18.737	1,807
	2012	$18.737	$22.313	797
	2013	$22.313	$27.900	799
	2014	$27.900	$28.035	823
	2015	$28.035	$28.617	814

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.116	$13.849	29,965
	2007	$13.849	$14.937	26,020
	2008	$14.937	$12.577	13,263
	2009	$12.577	$14.663	10,906
	2010	$14.663	$16.570	9,710
	2011	$16.570	$16.421	7,884
	2012	$16.421	$18.294	7,183
	2013	$18.294	$17.946	7,280
	2014	$17.946	$18.110	6,466
	2015	$18.110	$17.386	5,105

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.977	$15.032	9,300
	2007	$15.032	$14.730	8,880
	2008	$14.730	$3.107	21,117
	2009	$3.107	$3.854	44,476
	2010	$3.854	$4.342	43,005
	2011	$4.342	$4.166	36,131
	2012	$4.166	$4.631	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.181	$16.023	89,524
	2007	$16.023	$16.430	85,228
	2008	$16.430	$9.928	66,438
	2009	$9.928	$12.512	66,581
	2010	$12.512	$14.269	15,324
	2011	$14.269	$14.006	12,131
	2012	$14.006	$16.080	11,164
	2013	$16.080	$20.810	10,320
	2014	$20.810	$22.620	8,024
	2015	$22.620	$22.964	6,065

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.647	$21.052	11,075
	2007	$21.052	$20.437	11,392
	2008	$20.437	$12.475	4,034
	2009	$12.475	$16.813	4,029
	2010	$16.813	$20.371	2,692
	2011	$20.371	$19.580	2,090
	2012	$19.580	$22.684	1,520
	2013	$22.684	$31.409	1,341
	2014	$31.409	$34.529	1,295
	2015	$34.529	$31.926	1,304

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.830	3,652
	2010	$12.830	$14.225	3,397
	2011	$14.225	$14.275	2,474
	2012	$14.275	$16.768	2,300
	2013	$16.768	$21.862	2,041
	2014	$21.862	$24.250	773
	2015	$24.250	$23.150	159

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.224	$14.573	12,695
	2007	$14.573	$14.484	10,156
	2008	$14.484	$8.454	10,261
	2009	$8.454	$10.456	10,340
	2010	$10.456	$11.410	4,940
	2011	$11.410	$11.546	4,293
	2012	$11.546	$12.793	1,356
	2013	$12.793	$14.875	1,355
	2014	$14.875	$16.209	890
	2015	$16.209	$15.779	875

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.112	$15.682	2,066
	2007	$15.682	$15.893	2,175
	2008	$15.893	$10.434	2,048
	2009	$10.434	$13.890	1,489
	2010	$13.890	$15.685	1,497
	2011	$15.685	$15.379	296
	2012	$15.379	$17.292	291
	2013	$17.292	$20.344	294
	2014	$20.344	$21.919	0
	2015	$21.919	$21.618	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.329	$13.491	7,118
	2007	$13.491	$13.203	7,078
	2008	$13.203	$10.780	5,146
	2009	$10.780	$13.374	5,394
	2010	$13.374	$13.493	4,588
	2011	$13.493	$13.129	3,169
	2012	$13.129	$15.804	2,603
	2013	$15.804	$22.045	2,374
	2014	$22.045	$27.705	2,002
	2015	$27.705	$29.403	1,233

Putnam VT Global Utilities Fund - Class IB
	2006	$18.050	$22.577	2,513
	2007	$22.577	$26.660	2,180
	2008	$26.660	$18.246	2,057
	2009	$18.246	$19.286	1,766
	2010	$19.286	$19.338	1,814
	2011	$19.338	$18.011	942
	2012	$18.011	$18.627	832
	2013	$18.627	$20.874	695
	2014	$20.874	$23.549	473
	2015	$23.549	$20.887	368

Putnam VT Growth and Income Fund - Class IB
	2006	$15.356	$17.526	26,996
	2007	$17.526	$16.213	23,781
	2008	$16.213	$9.786	22,200
	2009	$9.786	$12.507	20,900
	2010	$12.507	$14.085	15,870
	2011	$14.085	$13.225	13,763
	2012	$13.225	$15.513	12,384
	2013	$15.513	$20.724	3,112
	2014	$20.724	$22.594	2,851
	2015	$22.594	$20.572	2,764

Putnam VT High Yield Fund - Class IB
	2006	$14.790	$16.096	46,662
	2007	$16.096	$16.289	45,313
	2008	$16.289	$11.858	31,972
	2009	$11.858	$17.534	28,860
	2010	$17.534	$19.688	1,495
	2011	$19.688	$19.726	1,298
	2012	$19.726	$22.531	1,076
	2013	$22.531	$23.926	757
	2014	$23.926	$23.925	292
	2015	$23.925	$22.296	86

Putnam VT Income Fund - Class IB
	2006	$10.856	$11.172	12,682
	2007	$11.172	$11.574	6,956
	2008	$11.574	$8.669	6,476
	2009	$8.669	$12.518	4,496
	2010	$12.518	$13.542	3,566
	2011	$13.542	$14.001	3,216
	2012	$14.001	$15.266	2,957
	2013	$15.266	$15.312	2,498
	2014	$15.312	$16.049	2,027
	2015	$16.049	$15.572	1,821

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.966	$21.337	7,161
	2007	$21.337	$22.764	5,855
	2008	$22.764	$12.562	5,384
	2009	$12.562	$15.415	4,481
	2010	$15.415	$16.700	4,394
	2011	$16.700	$13.659	4,367
	2012	$13.659	$16.395	4,080
	2013	$16.395	$20.674	3,917
	2014	$20.674	$18.976	2,082
	2015	$18.976	$18.710	987

Putnam VT Investors Fund - Class IB
	2006	$15.485	$17.371	2,703
	2007	$17.371	$16.219	2,856
	2008	$16.219	$9.653	2,939
	2009	$9.653	$12.435	2,932
	2010	$12.435	$13.947	2,212
	2011	$13.947	$13.739	1,818
	2012	$13.739	$15.803	1,503
	2013	$15.803	$21.025	1,054
	2014	$21.025	$23.582	586
	2015	$23.582	$22.713	333

Putnam VT Money Market Fund - Class IB
	2006	$9.889	$10.165	12,927
	2007	$10.165	$10.487	72,203
	2008	$10.487	$10.590	70,644
	2009	$10.590	$10.449	57,037
	2010	$10.449	$10.292	14,837
	2011	$10.292	$10.135	36,920
	2012	$10.135	$9.980	13,936
	2013	$9.980	$9.827	7,583
	2014	$9.827	$9.676	7,340
	2015	$9.676	$9.528	6,092

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.926	$17.024	2,719
	2007	$17.024	$17.722	2,704
	2008	$17.722	$10.688	2,699
	2009	$10.688	$13.905	2,693
	2010	$13.905	$16.369	4,033
	2011	$16.369	$15.298	3,066
	2012	$15.298	$17.587	2,727
	2013	$17.587	$23.626	2,568
	2014	$23.626	$26.400	2,426
	2015	$26.400	$25.918	1,444

Putnam VT New Value Fund - Class IB
	2006	$17.324	$19.789	4,231
	2007	$19.789	$18.530	3,636
	2008	$18.530	$10.079	3,715
	2009	$10.079	$9.490	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.385	$15.766	481
	2007	$15.766	$15.609	519
	2008	$15.609	$9.444	522
	2009	$9.444	$12.385	508
	2010	$12.385	$14.192	487
	2011	$14.192	$13.729	473
	2012	$13.729	$15.939	453
	2013	$15.939	$20.930	440
	2014	$20.930	$23.670	415
	2015	$23.670	$22.945	405

Putnam VT Vista Fund - Class IB
	2006	$17.543	$18.216	3,636
	2007	$18.216	$18.617	2,625
	2008	$18.617	$9.981	2,722
	2009	$9.981	$13.636	1,834
	2010	$13.636	$15.589	0

Putnam VT Voyager Fund - Class IB
	2006	$13.385	$13.896	30,504
	2007	$13.896	$14.436	21,648
	2008	$14.436	$8.950	20,245
	2009	$8.950	$14.442	14,669
	2010	$14.442	$17.178	12,144
	2011	$17.178	$13.895	12,599
	2012	$13.895	$15.627	9,499
	2013	$15.627	$22.114	4,793
	2014	$22.114	$23.890	4,066
	2015	$23.890	$22.084	3,715

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.654	$18.170	1,419
	2007	$18.170	$19.033	1,007
	2008	$19.033	$15.933	545
	2009	$15.933	$20.411	537
	2010	$20.411	$22.055	1,407
	2011	$22.055	$23.211	1,381
	2012	$23.211	$26.938	1,282
	2013	$26.938	$24.200	1,355
	2014	$24.200	$24.516	1,380
	2015	$24.516	$23.855	1,396

UIF Global Franchise Portfolio, Class II
	2006	$12.242	$14.647	21,884
	2007	$14.647	$15.830	21,297
	2008	$15.830	$11.076	7,714
	2009	$11.076	$14.129	8,401
	2010	$14.129	$15.866	8,376
	2011	$15.866	$17.036	2,745
	2012	$17.036	$19.388	2,588
	2013	$19.388	$22.842	2,318
	2014	$22.842	$23.505	2,286
	2015	$23.505	$24.578	2,150

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.267	$12.575	4,009
	2007	$12.575	$15.092	3,343
	2008	$15.092	$7.550	3,827
	2009	$7.550	$12.308	3,115
	2010	$12.308	$14.889	1,822
	2011	$14.889	$14.249	328
	2012	$14.249	$16.047	0
	2013	$16.047	$23.395	0
	2014	$23.395	$24.500	0
	2015	$24.500	$27.075	0

UIF Growth Portfolio, Class II
	2006	$12.214	$12.485	293
	2007	$12.485	$14.954	300
	2008	$14.954	$7.458	388
	2009	$7.458	$12.127	323
	2010	$12.127	$14.640	300
	2011	$14.640	$13.976	308
	2012	$13.976	$15.694	134
	2013	$15.694	$22.828	110
	2014	$22.828	$23.845	110
	2015	$23.845	$26.287	98

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.836	1,610
	2007	$9.836	$11.874	1,234
	2008	$11.874	$6.218	1,369
	2009	$6.218	$9.634	1,017
	2010	$9.634	$12.546	637
	2011	$12.546	$11.467	600
	2012	$11.467	$12.249	517
	2013	$12.249	$16.581	408
	2014	$16.581	$16.626	360
	2015	$16.626	$15.389	331

UIF Small Company Growth Portfolio, Class II
	2006	$17.701	$19.492	1,082
	2007	$19.492	$19.759	1,081
	2008	$19.759	$11.588	1,105
	2009	$11.588	$16.731	650
	2010	$16.731	$20.849	623
	2011	$20.849	$18.739	132
	2012	$18.739	$21.163	0
	2013	$21.163	$35.701	0
	2014	$35.701	$30.278	0
	2015	$30.278	$26.893	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.419	$30.390	3,914
	2007	$30.390	$24.751	4,328
	2008	$24.751	$15.095	4,842
	2009	$15.095	$19.097	3,906
	2010	$19.097	$24.356	3,480
	2011	$24.356	$25.339	3,234
	2012	$25.339	$28.846	2,340
	2013	$28.846	$28.899	2,361
	2014	$28.899	$36.827	1,999
	2015	$36.827	$36.957	1,909

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.985	$10.241	7,775
	2007	$10.241	$10.532	7,440
	2008	$10.532	$10.556	5,685
	2009	$10.556	$10.400	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

Mortality & Expense = 1.4

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.270	20,088
	2007	$10.270	$11.854	33,711
	2008	$11.854	$6.685	32,444
	2009	$6.685	$8.913	35,031
	2010	$8.913	$10.256	33,484
	2011	$10.256	$9.812	27,580
	2012	$9.812	$11.214	27,895
	2013	$11.214	$14.452	26,897
	2014	$14.452	$15.879	21,348
	2015	$15.879	$15.692	13,814

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.462	0
	2007	$10.462	$11.161	0
	2008	$11.161	$8.219	50,277
	2009	$8.219	$10.026	48,697
	2010	$10.026	$11.105	46,355
	2011	$11.105	$10.882	37,372
	2012	$10.882	$11.949	24,805
	2013	$11.949	$13.311	6,093
	2014	$13.311	$13.651	3,865
	2015	$13.651	$13.362	3,623

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.491	1,137
	2007	$10.491	$11.353	8,709
	2008	$11.353	$7.507	8,484
	2009	$7.507	$9.497	13,808
	2010	$9.497	$10.686	13,781
	2011	$10.686	$10.385	13,317
	2012	$10.385	$11.556	12,824
	2013	$11.556	$13.150	12,800
	2014	$13.150	$13.536	12,777
	2015	$13.536	$13.259	12,751

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.500	0
	2007	$10.500	$11.477	0
	2008	$11.477	$6.983	0
	2009	$6.983	$9.015	0
	2010	$9.015	$10.281	0
	2011	$10.281	$9.832	0
	2012	$9.832	$11.144	0
	2013	$11.144	$13.315	0
	2014	$13.315	$13.724	0
	2015	$13.724	$13.435	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.352	147
	2007	$10.352	$10.789	6,078
	2008	$10.789	$9.481	0
	2009	$9.481	$10.696	606
	2010	$10.696	$11.290	2,591
	2011	$11.290	$11.265	4,877
	2012	$11.265	$11.779	4,668
	2013	$11.779	$12.196	2,527
	2014	$12.196	$12.427	2,333
	2015	$12.427	$12.159	2,140

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.618	7,594

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.746	985
	2007	$9.746	$11.730	11,471
	2008	$11.730	$6.375	14,054
	2009	$6.375	$9.061	21,468
	2010	$9.061	$10.680	10,789
	2011	$10.680	$10.557	9,641
	2012	$10.557	$12.277	8,527
	2013	$12.277	$16.264	8,180
	2014	$16.264	$17.979	7,875
	2015	$17.979	$19.079	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.824	471
	2007	$10.824	$11.203	1,160
	2008	$11.203	$6.928	3,594
	2009	$6.928	$8.611	6,121
	2010	$8.611	$9.722	5,452
	2011	$9.722	$9.738	4,537
	2012	$9.738	$11.081	4,487
	2013	$11.081	$14.385	4,359
	2014	$14.385	$16.037	6,566
	2015	$16.037	$15.953	3,863

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.879	3,144
	2007	$9.879	$11.212	5,910
	2008	$11.212	$6.663	4,357
	2009	$6.663	$9.164	5,495
	2010	$9.164	$11.595	7,131
	2011	$11.595	$10.173	5,810
	2012	$10.173	$11.468	5,368
	2013	$11.468	$15.334	5,028
	2014	$15.334	$16.001	4,795
	2015	$16.001	$15.490	4,185

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.888	$17.107	192,667
	2007	$17.107	$16.210	176,456
	2008	$16.210	$10.345	150,938
	2009	$10.345	$12.884	143,920
	2010	$12.884	$14.795	132,507
	2011	$14.795	$14.910	114,698
	2012	$14.910	$16.467	107,086
	2013	$16.467	$21.003	93,649
	2014	$21.003	$22.557	55,959
	2015	$22.557	$21.997	49,265

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.240	$13.079	159,945
	2007	$13.079	$13.354	159,725
	2008	$13.354	$9.244	127,824
	2009	$9.244	$12.335	117,113
	2010	$12.335	$13.677	91,212
	2011	$13.677	$13.781	80,776
	2012	$13.781	$15.278	55,842
	2013	$15.278	$17.131	42,382
	2014	$17.131	$17.637	34,125
	2015	$17.637	$16.132	32,181

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.468	$11.425	83,595
	2007	$11.425	$11.943	93,441
	2008	$11.943	$7.695	85,537
	2009	$7.695	$9.824	71,054
	2010	$9.824	$10.788	60,577
	2011	$10.788	$10.457	51,391
	2012	$10.457	$11.563	51,492
	2013	$11.563	$14.638	35,081
	2014	$14.638	$16.200	28,191
	2015	$16.200	$16.839	24,009

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.019	3,978
	2007	$11.019	$12.127	11,180
	2008	$12.127	$8.538	21,956
	2009	$8.538	$10.362	26,055
	2010	$10.362	$11.417	28,163
	2011	$11.417	$10.903	25,490
	2012	$10.903	$12.162	15,022
	2013	$12.162	$15.274	12,444
	2014	$15.274	$15.889	9,275
	2015	$15.889	$15.066	8,099

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.338	$17.869	218,842
	2007	$17.869	$18.195	200,237
	2008	$18.195	$11.261	180,162
	2009	$11.261	$13.969	169,783
	2010	$13.969	$15.286	137,606
	2011	$15.286	$14.886	117,092
	2012	$14.886	$16.736	102,579
	2013	$16.736	$21.124	82,357
	2014	$21.124	$22.269	72,956
	2015	$22.269	$20.833	66,891

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$19.031	$21.909	88,958
	2007	$21.909	$21.046	79,671
	2008	$21.046	$13.873	60,203
	2009	$13.873	$17.632	56,076
	2010	$17.632	$22.249	47,825
	2011	$22.249	$21.073	40,883
	2012	$21.073	$24.550	36,331
	2013	$24.550	$32.915	26,331
	2014	$32.915	$32.577	25,049
	2015	$32.577	$29.691	22,328

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.630	$18.858	20,903
	2007	$18.858	$20.643	18,325
	2008	$20.643	$11.681	14,689
	2009	$11.681	$16.505	13,581
	2010	$16.505	$20.730	11,937
	2011	$20.730	$19.415	4,951
	2012	$19.415	$21.179	4,281
	2013	$21.179	$28.795	3,623
	2014	$28.795	$30.454	3,542
	2015	$30.454	$29.173	2,954

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.333	$10.577	43,313
	2007	$10.577	$11.096	42,437
	2008	$11.096	$11.748	31,379
	2009	$11.748	$11.919	52,880
	2010	$11.919	$12.350	44,419
	2011	$12.350	$12.844	34,175
	2012	$12.844	$12.878	20,518
	2013	$12.878	$12.390	15,922
	2014	$12.390	$12.605	15,658
	2015	$12.605	$12.464	15,000

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$26.037	$32.822	20,859
	2007	$32.822	$41.594	16,112
	2008	$41.594	$19.358	13,233
	2009	$19.358	$32.879	13,906
	2010	$32.879	$38.048	13,160
	2011	$38.048	$31.506	14,039
	2012	$31.506	$35.085	10,284
	2013	$35.085	$34.209	8,613
	2014	$34.209	$30.840	8,173
	2015	$30.840	$24.400	8,339

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.241	$20.606	111,278
	2007	$20.606	$23.411	114,774
	2008	$23.411	$13.736	106,843
	2009	$13.736	$18.525	94,465
	2010	$18.525	$19.763	72,634
	2011	$19.763	$17.381	67,077
	2012	$17.381	$20.223	57,161
	2013	$20.223	$24.473	47,440
	2014	$24.473	$21.402	44,827
	2015	$21.402	$19.695	38,807

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.916	$15.444	7,984
	2007	$15.444	$16.870	6,624
	2008	$16.870	$17.632	4,975
	2009	$17.632	$20.593	3,796
	2010	$20.593	$23.194	2,703
	2011	$23.194	$22.627	877
	2012	$22.627	$25.621	798
	2013	$25.621	$25.625	898
	2014	$25.625	$25.680	689
	2015	$25.680	$24.183	706

Invesco V.I. American Franchise Fund - Series II
	2006	$13.098	$13.229	59,672
	2007	$13.229	$15.184	47,140
	2008	$15.184	$7.603	44,532
	2009	$7.603	$12.394	41,078
	2010	$12.394	$14.584	37,512
	2011	$14.584	$13.435	28,245
	2012	$13.435	$14.992	26,720
	2013	$14.992	$20.625	20,917
	2014	$20.625	$21.955	20,085
	2015	$21.955	$22.633	18,874

Invesco V.I. American Value Fund - Series I
	2006	$12.497	$14.844	52,471
	2007	$14.844	$15.753	46,033
	2008	$15.753	$9.101	30,429
	2009	$9.101	$12.468	25,840
	2010	$12.468	$14.999	21,888
	2011	$14.999	$14.897	15,696
	2012	$14.897	$17.197	15,049
	2013	$17.197	$22.723	13,260
	2014	$22.723	$24.542	12,314
	2015	$24.542	$21.948	11,536

Invesco V.I. American Value Fund - Series II
	2006	$12.472	$14.805	21,766
	2007	$14.805	$15.697	22,218
	2008	$15.697	$9.049	21,921
	2009	$9.049	$12.392	19,647
	2010	$12.392	$14.900	16,373
	2011	$14.900	$14.785	13,985
	2012	$14.785	$17.033	10,908
	2013	$17.033	$22.451	9,028
	2014	$22.451	$24.188	8,328
	2015	$24.188	$21.575	8,379

Invesco V.I. Comstock Fund - Series II
	2006	$11.622	$13.273	69,255
	2007	$13.273	$12.757	51,361
	2008	$12.757	$8.059	53,436
	2009	$8.059	$10.184	45,660
	2010	$10.184	$11.596	37,007
	2011	$11.596	$11.171	33,527
	2012	$11.171	$13.073	28,940
	2013	$13.073	$17.452	26,620
	2014	$17.452	$18.738	23,665
	2015	$18.738	$17.298	22,609

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.589	$12.840	29,495
	2007	$12.840	$13.060	32,601
	2008	$13.060	$9.937	24,530
	2009	$9.937	$11.978	20,590
	2010	$11.978	$13.206	19,062
	2011	$13.206	$12.827	15,722
	2012	$12.827	$14.187	13,847
	2013	$14.187	$17.436	10,956
	2014	$17.436	$18.663	9,259
	2015	$18.663	$17.891	8,843

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.235	$18.530	121,944
	2007	$18.530	$18.694	112,046
	2008	$18.694	$12.471	93,639
	2009	$12.471	$15.231	85,807
	2010	$15.231	$16.817	78,656
	2011	$16.817	$16.176	68,652
	2012	$16.176	$18.202	59,715
	2013	$18.202	$23.961	45,931
	2014	$23.961	$25.930	35,286
	2015	$25.930	$24.672	30,834

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.171	$12.567	41,612
	2007	$12.567	$14.543	35,701
	2008	$14.543	$7.609	31,648
	2009	$7.609	$11.709	21,241
	2010	$11.709	$14.665	16,953
	2011	$14.665	$13.082	15,076
	2012	$13.082	$14.370	10,039
	2013	$14.370	$19.318	7,557
	2014	$19.318	$20.473	7,478
	2015	$20.473	$20.357	6,669

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.332	$11.116	73,533
	2007	$11.116	$11.615	72,323
	2008	$11.615	$9.426	78,465
	2009	$9.426	$12.459	78,177
	2010	$12.459	$13.771	54,184
	2011	$13.771	$14.147	49,399
	2012	$14.147	$15.666	45,608
	2013	$15.666	$16.677	27,759
	2014	$16.677	$17.125	23,636
	2015	$17.125	$16.595	20,060

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.485	$12.958	24,535
	2007	$12.958	$13.608	21,855
	2008	$13.608	$9.552	18,164
	2009	$9.552	$11.842	17,250
	2010	$11.842	$13.871	15,253
	2011	$13.871	$13.038	14,038
	2012	$13.038	$14.188	3,588
	2013	$14.188	$18.955	3,149
	2014	$18.955	$19.986	3,147
	2015	$19.986	$18.991	3,146

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.072	$12.778	61,897
	2007	$12.778	$13.006	66,965
	2008	$13.006	$8.137	53,184
	2009	$8.137	$9.521	55,030
	2010	$9.521	$11.001	47,467
	2011	$11.001	$10.169	41,092
	2012	$10.169	$11.216	38,715
	2013	$11.216	$15.000	30,260
	2014	$15.000	$15.891	29,134
	2015	$15.891	$15.191	28,510

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.475	$12.184	14,218
	2007	$12.184	$14.541	15,436
	2008	$14.541	$8.837	20,682
	2009	$8.837	$12.658	17,906
	2010	$12.658	$15.312	15,702
	2011	$15.312	$13.555	14,870
	2012	$13.555	$15.220	16,278
	2013	$15.220	$20.531	12,959
	2014	$20.531	$21.431	11,250
	2015	$21.431	$21.665	10,347

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.851	$13.090	60,205
	2007	$13.090	$12.955	59,504
	2008	$12.955	$7.732	44,240
	2009	$7.732	$9.634	37,058
	2010	$9.634	$11.892	24,610
	2011	$11.892	$11.233	22,499
	2012	$11.233	$12.662	20,426
	2013	$12.662	$16.239	16,585
	2014	$16.239	$17.823	14,252
	2015	$17.823	$16.875	12,766

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.316	$14.111	90,317
	2007	$14.111	$15.810	73,513
	2008	$15.810	$8.454	65,086
	2009	$8.454	$11.993	55,916
	2010	$11.993	$12.881	53,842
	2011	$12.881	$12.503	45,951
	2012	$12.503	$14.002	41,215
	2013	$14.002	$17.835	35,864
	2014	$17.835	$20.206	28,476
	2015	$20.206	$20.535	25,774

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.470	$15.789	108,796
	2007	$15.789	$16.078	89,411
	2008	$16.078	$8.921	73,945
	2009	$8.921	$10.676	71,860
	2010	$10.676	$11.838	60,035
	2011	$11.838	$11.695	49,100
	2012	$11.695	$12.901	42,454
	2013	$12.901	$14.326	19,587
	2014	$14.326	$15.228	16,850
	2015	$15.228	$15.071	15,900

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.182	$10.515	25,706
	2007	$10.515	$10.770	62,798
	2008	$10.770	$6.457	64,363
	2009	$6.457	$6.929	80,065
	2010	$6.929	$7.589	72,395
	2011	$7.589	$8.060	51,690
	2012	$8.060	$8.739	42,348
	2013	$8.739	$8.567	38,289
	2014	$8.567	$9.015	30,914
	2015	$9.015	$8.934	27,637

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.090	$16.263	28,198
	2007	$16.263	$16.969	25,868
	2008	$16.969	$8.481	22,246
	2009	$8.481	$11.038	16,109
	2010	$11.038	$13.814	13,760
	2011	$13.814	$13.708	12,600
	2012	$13.708	$15.670	11,410
	2013	$15.670	$20.915	7,995
	2014	$20.915	$21.720	6,529
	2015	$21.720	$22.731	5,600

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.740	$21.645	71,783
	2007	$21.645	$22.595	73,881
	2008	$22.595	$13.267	58,345
	2009	$13.267	$18.195	47,430
	2010	$18.195	$20.717	38,277
	2011	$20.717	$18.650	33,566
	2012	$18.650	$22.198	31,549
	2013	$22.198	$27.741	18,683
	2014	$27.741	$27.861	14,927
	2015	$27.861	$28.425	13,319

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.095	$13.820	216,730
	2007	$13.820	$14.898	192,858
	2008	$14.898	$12.537	149,936
	2009	$12.537	$14.609	119,518
	2010	$14.609	$16.501	105,647
	2011	$16.501	$16.344	95,347
	2012	$16.344	$18.199	108,111
	2013	$18.199	$17.844	97,101
	2014	$17.844	$17.998	90,064
	2015	$17.998	$17.270	81,298

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.955	$15.000	101,649
	2007	$15.000	$14.691	97,898
	2008	$14.691	$3.098	165,341
	2009	$3.098	$3.840	179,849
	2010	$3.840	$4.324	150,775
	2011	$4.324	$4.147	136,486
	2012	$4.147	$4.608	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.157	$15.989	233,933
	2007	$15.989	$16.387	217,686
	2008	$16.387	$9.897	189,847
	2009	$9.897	$12.466	159,967
	2010	$12.466	$14.210	141,484
	2011	$14.210	$13.940	110,733
	2012	$13.940	$15.997	100,673
	2013	$15.997	$20.692	76,675
	2014	$20.692	$22.480	68,882
	2015	$22.480	$22.810	61,790

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.617	$21.007	62,271
	2007	$21.007	$20.384	62,615
	2008	$20.384	$12.436	56,625
	2009	$12.436	$16.752	46,017
	2010	$16.752	$20.286	35,681
	2011	$20.286	$19.489	26,596
	2012	$19.489	$22.567	23,110
	2013	$22.567	$31.230	15,893
	2014	$31.230	$34.316	13,540
	2015	$34.316	$31.712	12,788

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.783	51,046
	2010	$12.783	$14.165	43,634
	2011	$14.165	$14.208	32,777
	2012	$14.208	$16.681	25,823
	2013	$16.681	$21.737	19,682
	2014	$21.737	$24.100	17,961
	2015	$24.100	$22.995	11,364

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.202	$14.542	138,471
	2007	$14.542	$14.446	128,014
	2008	$14.446	$8.427	105,350
	2009	$8.427	$10.418	92,419
	2010	$10.418	$11.363	88,255
	2011	$11.363	$11.492	61,784
	2012	$11.492	$12.726	52,960
	2013	$12.726	$14.790	42,698
	2014	$14.790	$16.109	30,398
	2015	$16.109	$15.674	25,899

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.089	$15.649	37,663
	2007	$15.649	$15.851	57,354
	2008	$15.851	$10.401	32,223
	2009	$10.401	$13.839	30,586
	2010	$13.839	$15.620	33,056
	2011	$15.620	$15.308	20,292
	2012	$15.308	$17.202	14,434
	2013	$17.202	$20.229	11,480
	2014	$20.229	$21.783	9,226
	2015	$21.783	$21.474	8,042

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.308	$13.462	47,346
	2007	$13.462	$13.168	42,991
	2008	$13.168	$10.746	35,035
	2009	$10.746	$13.325	28,294
	2010	$13.325	$13.436	21,499
	2011	$13.436	$13.067	15,020
	2012	$13.067	$15.723	14,213
	2013	$15.723	$21.919	11,632
	2014	$21.919	$27.534	8,856
	2015	$27.534	$29.206	7,405

Putnam VT Global Utilities Fund - Class IB
	2006	$18.020	$22.529	6,344
	2007	$22.529	$26.590	5,369
	2008	$26.590	$18.188	4,903
	2009	$18.188	$19.216	4,363
	2010	$19.216	$19.257	3,292
	2011	$19.257	$17.927	2,817
	2012	$17.927	$18.530	2,418
	2013	$18.530	$20.755	2,446
	2014	$20.755	$23.403	2,091
	2015	$23.403	$20.747	2,159

Putnam VT Growth and Income Fund - Class IB
	2006	$15.331	$17.489	146,437
	2007	$17.489	$16.170	135,505
	2008	$16.170	$9.755	93,591
	2009	$9.755	$12.461	86,467
	2010	$12.461	$14.027	78,669
	2011	$14.027	$13.163	57,132
	2012	$13.163	$15.433	45,157
	2013	$15.433	$20.606	32,092
	2014	$20.606	$22.455	28,903
	2015	$22.455	$20.434	27,118

Putnam VT High Yield Fund - Class IB
	2006	$14.766	$16.062	56,257
	2007	$16.062	$16.246	53,441
	2008	$16.246	$11.820	43,764
	2009	$11.820	$17.470	40,653
	2010	$17.470	$19.606	39,596
	2011	$19.606	$19.634	30,753
	2012	$19.634	$22.414	25,577
	2013	$22.414	$23.790	25,321
	2014	$23.790	$23.777	22,370
	2015	$23.777	$22.147	21,124

Putnam VT Income Fund - Class IB
	2006	$10.838	$11.149	240,961
	2007	$11.149	$11.544	247,049
	2008	$11.544	$8.642	188,689
	2009	$8.642	$12.472	165,864
	2010	$12.472	$13.486	148,462
	2011	$13.486	$13.935	120,903
	2012	$13.935	$15.187	108,306
	2013	$15.187	$15.225	98,868
	2014	$15.225	$15.950	64,685
	2015	$15.950	$15.468	57,538

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.939	$21.291	87,515
	2007	$21.291	$22.704	95,691
	2008	$22.704	$12.523	70,935
	2009	$12.523	$15.359	65,032
	2010	$15.359	$16.630	58,111
	2011	$16.630	$13.595	51,644
	2012	$13.595	$16.310	44,420
	2013	$16.310	$20.557	32,310
	2014	$20.557	$18.859	31,548
	2015	$18.859	$18.585	29,124

Putnam VT Investors Fund - Class IB
	2006	$15.460	$17.334	32,290
	2007	$17.334	$16.176	26,783
	2008	$16.176	$9.623	18,860
	2009	$9.623	$12.389	15,615
	2010	$12.389	$13.889	12,153
	2011	$13.889	$13.675	11,422
	2012	$13.675	$15.722	9,256
	2013	$15.722	$20.906	8,823
	2014	$20.906	$23.436	7,515
	2015	$23.436	$22.561	5,821

Putnam VT Money Market Fund - Class IB
	2006	$9.873	$10.144	118,885
	2007	$10.144	$10.459	190,348
	2008	$10.459	$10.557	312,834
	2009	$10.557	$10.411	338,730
	2010	$10.411	$10.249	256,283
	2011	$10.249	$10.088	192,295
	2012	$10.088	$9.928	177,754
	2013	$9.928	$9.771	135,645
	2014	$9.771	$9.617	124,167
	2015	$9.617	$9.465	85,565

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.900	$16.987	27,693
	2007	$16.987	$17.675	23,749
	2008	$17.675	$10.654	14,442
	2009	$10.654	$13.855	13,743
	2010	$13.855	$16.301	27,797
	2011	$16.301	$15.227	17,793
	2012	$15.227	$17.496	11,554
	2013	$17.496	$23.492	9,747
	2014	$23.492	$26.237	9,135
	2015	$26.237	$25.745	8,425

Putnam VT New Value Fund - Class IB
	2006	$17.296	$19.747	74,649
	2007	$19.747	$18.481	71,941
	2008	$18.481	$10.047	58,484
	2009	$10.047	$9.460	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.361	$15.733	22,558
	2007	$15.733	$15.568	17,965
	2008	$15.568	$9.415	10,547
	2009	$9.415	$12.340	10,441
	2010	$12.340	$14.132	7,484
	2011	$14.132	$13.665	7,135
	2012	$13.665	$15.857	5,908
	2013	$15.857	$20.811	4,779
	2014	$20.811	$23.524	4,347
	2015	$23.524	$22.792	4,235

Putnam VT Vista Fund - Class IB
	2006	$17.515	$18.177	31,895
	2007	$18.177	$18.568	26,864
	2008	$18.568	$9.950	19,552
	2009	$9.950	$13.586	18,970
	2010	$13.586	$15.526	0

Putnam VT Voyager Fund - Class IB
	2006	$13.363	$13.866	215,818
	2007	$13.866	$14.398	187,906
	2008	$14.398	$8.922	146,827
	2009	$8.922	$14.390	125,177
	2010	$14.390	$17.106	100,358
	2011	$17.106	$13.830	82,607
	2012	$13.830	$15.546	72,966
	2013	$15.546	$21.988	64,193
	2014	$21.988	$23.742	33,905
	2015	$23.742	$21.936	32,682

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.627	$18.131	32,432
	2007	$18.131	$18.983	17,912
	2008	$18.983	$15.882	14,608
	2009	$15.882	$20.337	13,905
	2010	$20.337	$21.963	14,213
	2011	$21.963	$23.103	13,149
	2012	$23.103	$26.798	12,275
	2013	$26.798	$24.063	9,599
	2014	$24.063	$24.365	8,180
	2015	$24.365	$23.696	7,900

UIF Global Franchise Portfolio, Class II
	2006	$12.230	$14.625	30,738
	2007	$14.625	$15.798	32,185
	2008	$15.798	$11.048	29,447
	2009	$11.048	$14.086	22,349
	2010	$14.086	$15.809	19,803
	2011	$15.809	$16.967	14,822
	2012	$16.967	$19.299	13,137
	2013	$19.299	$22.727	9,566
	2014	$22.727	$23.374	8,185
	2015	$23.374	$24.429	7,783

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.257	$12.558	25,770
	2007	$12.558	$15.064	24,311
	2008	$15.064	$7.532	19,480
	2009	$7.532	$12.272	17,712
	2010	$12.272	$14.838	13,708
	2011	$14.838	$14.194	10,533
	2012	$14.194	$15.976	10,797
	2013	$15.976	$23.280	9,612
	2014	$23.280	$24.367	7,959
	2015	$24.367	$26.915	8,135

UIF Growth Portfolio, Class II
	2006	$12.203	$12.468	10,743
	2007	$12.468	$14.926	10,462
	2008	$14.926	$7.440	9,991
	2009	$7.440	$12.092	9,440
	2010	$12.092	$14.590	9,286
	2011	$14.590	$13.922	7,619
	2012	$13.922	$15.625	3,625
	2013	$15.625	$22.716	3,468
	2014	$22.716	$23.716	3,419
	2015	$23.716	$26.132	3,195

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.833	5,816
	2007	$9.833	$11.864	18,347
	2008	$11.864	$6.209	27,973
	2009	$6.209	$9.616	27,074
	2010	$9.616	$12.517	26,454
	2011	$12.517	$11.434	20,238
	2012	$11.434	$12.207	19,295
	2013	$12.207	$16.516	18,064
	2014	$16.516	$16.553	16,373
	2015	$16.553	$15.314	13,576

UIF Small Company Growth Portfolio, Class II
	2006	$17.677	$19.456	17,886
	2007	$19.456	$19.712	15,483
	2008	$19.712	$11.554	12,407
	2009	$11.554	$16.675	11,015
	2010	$16.675	$20.768	9,139
	2011	$20.768	$18.657	7,138
	2012	$18.657	$21.060	4,868
	2013	$21.060	$35.508	4,003
	2014	$35.508	$30.100	3,510
	2015	$30.100	$26.720	3,303

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.382	$30.325	66,772
	2007	$30.325	$24.686	59,398
	2008	$24.686	$15.048	58,068
	2009	$15.048	$19.028	52,987
	2010	$19.028	$24.254	45,690
	2011	$24.254	$25.221	37,140
	2012	$25.221	$28.696	26,128
	2013	$28.696	$28.735	19,944
	2014	$28.735	$36.599	15,210
	2015	$36.599	$36.710	12,728

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.975	$10.226	96,469
	2007	$10.226	$10.511	70,409
	2008	$10.511	$10.529	65,789
	2009	$10.529	$10.368	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

Mortality & Expense = 1.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.266	0
	2007	$10.266	$11.844	0
	2008	$11.844	$6.676	0
	2009	$6.676	$8.896	0
	2010	$8.896	$10.231	0
	2011	$10.231	$9.784	0
	2012	$9.784	$11.176	0
	2013	$11.176	$14.395	0
	2014	$14.395	$15.810	0
	2015	$15.810	$15.615	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.458	0
	2007	$10.458	$11.152	0
	2008	$11.152	$8.208	0
	2009	$8.208	$10.008	0
	2010	$10.008	$11.078	0
	2011	$11.078	$10.851	0
	2012	$10.851	$11.908	0
	2013	$11.908	$13.259	0
	2014	$13.259	$13.591	0
	2015	$13.591	$13.297	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.488	0
	2007	$10.488	$11.343	0
	2008	$11.343	$7.497	0
	2009	$7.497	$9.479	0
	2010	$9.479	$10.660	0
	2011	$10.660	$10.356	0
	2012	$10.356	$11.517	0
	2013	$11.517	$13.099	0
	2014	$13.099	$13.476	0
	2015	$13.476	$13.194	0

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.497	0
	2007	$10.497	$11.467	0
	2008	$11.467	$6.974	0
	2009	$6.974	$8.998	0
	2010	$8.998	$10.257	0
	2011	$10.257	$9.804	0
	2012	$9.804	$11.106	0
	2013	$11.106	$13.263	0
	2014	$13.263	$13.664	0
	2015	$13.664	$13.369	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.349	0
	2007	$10.349	$10.780	0
	2008	$10.780	$9.468	0
	2009	$9.468	$10.676	0
	2010	$10.676	$11.263	0
	2011	$11.263	$11.233	0
	2012	$11.233	$11.740	0
	2013	$11.740	$12.148	0
	2014	$12.148	$12.372	0
	2015	$12.372	$12.100	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.527	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.743	0
	2007	$9.743	$11.720	0
	2008	$11.720	$6.366	0
	2009	$6.366	$9.044	0
	2010	$9.044	$10.654	0
	2011	$10.654	$10.527	0
	2012	$10.527	$12.236	0
	2013	$12.236	$16.201	0
	2014	$16.201	$17.900	0
	2015	$17.900	$18.992	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.820	0
	2007	$10.820	$11.193	0
	2008	$11.193	$6.918	0
	2009	$6.918	$8.595	0
	2010	$8.595	$9.699	0
	2011	$9.699	$9.710	0
	2012	$9.710	$11.044	0
	2013	$11.044	$14.329	0
	2014	$14.329	$15.967	0
	2015	$15.967	$15.875	0

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.875	0
	2007	$9.875	$11.202	0
	2008	$11.202	$6.654	0
	2009	$6.654	$9.147	0
	2010	$9.147	$11.568	0
	2011	$11.568	$10.143	0
	2012	$10.143	$11.429	0
	2013	$11.429	$15.275	0
	2014	$15.275	$15.930	0
	2015	$15.930	$15.414	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.868	$17.075	0
	2007	$17.075	$16.171	0
	2008	$16.171	$10.316	0
	2009	$10.316	$12.841	0
	2010	$12.841	$14.737	0
	2011	$14.737	$14.845	0
	2012	$14.845	$16.386	0
	2013	$16.386	$20.889	0
	2014	$20.889	$22.424	0
	2015	$22.424	$21.856	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.230	$13.061	0
	2007	$13.061	$13.329	0
	2008	$13.329	$9.222	0
	2009	$9.222	$12.300	0
	2010	$12.300	$13.631	0
	2011	$13.631	$13.728	0
	2012	$13.728	$15.210	0
	2013	$15.210	$17.047	0
	2014	$17.047	$17.541	0
	2015	$17.541	$16.036	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.462	$11.412	0
	2007	$11.412	$11.923	0
	2008	$11.923	$7.678	0
	2009	$7.678	$9.797	0
	2010	$9.797	$10.754	0
	2011	$10.754	$10.418	0
	2012	$10.418	$11.515	0
	2013	$11.515	$14.569	0
	2014	$14.569	$16.116	0
	2015	$16.116	$16.743	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.015	0
	2007	$11.015	$12.117	0
	2008	$12.117	$8.527	0
	2009	$8.527	$10.342	0
	2010	$10.342	$11.389	0
	2011	$11.389	$10.871	0
	2012	$10.871	$12.121	0
	2013	$12.121	$15.215	0
	2014	$15.215	$15.820	0
	2015	$15.820	$14.992	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.317	$17.836	0
	2007	$17.836	$18.152	0
	2008	$18.152	$11.229	0
	2009	$11.229	$13.922	0
	2010	$13.922	$15.226	0
	2011	$15.226	$14.821	0
	2012	$14.821	$16.654	0
	2013	$16.654	$21.010	0
	2014	$21.010	$22.137	0
	2015	$22.137	$20.699	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$19.005	$21.868	0
	2007	$21.868	$20.996	0
	2008	$20.996	$13.833	0
	2009	$13.833	$17.573	0
	2010	$17.573	$22.163	0
	2011	$22.163	$20.980	0
	2012	$20.980	$24.430	0
	2013	$24.430	$32.737	0
	2014	$32.737	$32.384	0
	2015	$32.384	$29.500	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.606	$18.823	0
	2007	$18.823	$20.594	0
	2008	$20.594	$11.648	0
	2009	$11.648	$16.449	0
	2010	$16.449	$20.649	0
	2011	$20.649	$19.330	0
	2012	$19.330	$21.075	0
	2013	$21.075	$28.639	0
	2014	$28.639	$30.274	0
	2015	$30.274	$28.986	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.324	$10.563	0
	2007	$10.563	$11.075	0
	2008	$11.075	$11.721	0
	2009	$11.721	$11.885	0
	2010	$11.885	$12.308	0
	2011	$12.308	$12.794	0
	2012	$12.794	$12.821	0
	2013	$12.821	$12.329	0
	2014	$12.329	$12.537	0
	2015	$12.537	$12.390	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$26.002	$32.761	0
	2007	$32.761	$41.495	0
	2008	$41.495	$19.302	0
	2009	$19.302	$32.768	0
	2010	$32.768	$37.900	0
	2011	$37.900	$31.368	0
	2012	$31.368	$34.913	0
	2013	$34.913	$34.024	0
	2014	$34.024	$30.657	0
	2015	$30.657	$24.243	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.218	$20.568	0
	2007	$20.568	$23.356	0
	2008	$23.356	$13.696	0
	2009	$13.696	$18.462	0
	2010	$18.462	$19.686	0
	2011	$19.686	$17.304	0
	2012	$17.304	$20.123	0
	2013	$20.123	$24.340	0
	2014	$24.340	$21.276	0
	2015	$21.276	$19.568	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.897	$15.415	0
	2007	$15.415	$16.830	0
	2008	$16.830	$17.581	0
	2009	$17.581	$20.523	0
	2010	$20.523	$23.104	0
	2011	$23.104	$22.528	0
	2012	$22.528	$25.496	0
	2013	$25.496	$25.486	0
	2014	$25.486	$25.528	0
	2015	$25.528	$24.028	0

Invesco V.I. American Franchise Fund - Series II
	2006	$13.081	$13.204	0
	2007	$13.204	$15.148	0
	2008	$15.148	$7.581	0
	2009	$7.581	$12.352	0
	2010	$12.352	$14.527	0
	2011	$14.527	$13.376	0
	2012	$13.376	$14.919	0
	2013	$14.919	$20.514	0
	2014	$20.514	$21.826	0
	2015	$21.826	$22.487	0

Invesco V.I. American Value Fund - Series I
	2006	$12.486	$14.824	0
	2007	$14.824	$15.724	0
	2008	$15.724	$9.080	0
	2009	$9.080	$12.433	0
	2010	$12.433	$14.949	0
	2011	$14.949	$14.840	0
	2012	$14.840	$17.122	0
	2013	$17.122	$22.612	0
	2014	$22.612	$24.410	0
	2015	$24.410	$21.818	0

Invesco V.I. American Value Fund - Series II
	2006	$12.461	$14.785	0
	2007	$14.785	$15.667	0
	2008	$15.667	$9.027	0
	2009	$9.027	$12.356	0
	2010	$12.356	$14.849	0
	2011	$14.849	$14.727	0
	2012	$14.727	$16.958	0
	2013	$16.958	$22.340	0
	2014	$22.340	$24.057	0
	2015	$24.057	$21.448	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.612	$13.255	0
	2007	$13.255	$12.733	0
	2008	$12.733	$8.040	0
	2009	$8.040	$10.155	0
	2010	$10.155	$11.556	0
	2011	$11.556	$11.128	0
	2012	$11.128	$13.016	0
	2013	$13.016	$17.367	0
	2014	$17.367	$18.637	0
	2015	$18.637	$17.196	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.580	$12.823	0
	2007	$12.823	$13.035	0
	2008	$13.035	$9.913	0
	2009	$9.913	$11.944	0
	2010	$11.944	$13.161	0
	2011	$13.161	$12.778	0
	2012	$12.778	$14.124	0
	2013	$14.124	$17.350	0
	2014	$17.350	$18.562	0
	2015	$18.562	$17.785	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.213	$18.496	0
	2007	$18.496	$18.650	0
	2008	$18.650	$12.435	0
	2009	$12.435	$15.180	0
	2010	$15.180	$16.751	0
	2011	$16.751	$16.105	0
	2012	$16.105	$18.113	0
	2013	$18.113	$23.832	0
	2014	$23.832	$25.777	0
	2015	$25.777	$24.514	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.160	$12.550	0
	2007	$12.550	$14.516	0
	2008	$14.516	$7.591	0
	2009	$7.591	$11.675	0
	2010	$11.675	$14.616	0
	2011	$14.616	$13.031	0
	2012	$13.031	$14.307	0
	2013	$14.307	$19.223	0
	2014	$19.223	$20.362	0
	2015	$20.362	$20.237	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.325	$11.104	0
	2007	$11.104	$11.596	0
	2008	$11.596	$9.406	0
	2009	$9.406	$12.426	0
	2010	$12.426	$13.727	0
	2011	$13.727	$14.095	0
	2012	$14.095	$15.600	0
	2013	$15.600	$16.599	0
	2014	$16.599	$17.036	0
	2015	$17.036	$16.500	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.478	$12.943	0
	2007	$12.943	$13.586	0
	2008	$13.586	$9.532	0
	2009	$9.532	$11.810	0
	2010	$11.810	$13.827	0
	2011	$13.827	$12.990	0
	2012	$12.990	$14.129	0
	2013	$14.129	$18.866	0
	2014	$18.866	$19.882	0
	2015	$19.882	$18.883	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.064	$12.764	0
	2007	$12.764	$12.985	0
	2008	$12.985	$8.120	0
	2009	$8.120	$9.496	0
	2010	$9.496	$10.967	0
	2011	$10.967	$10.131	0
	2012	$10.131	$11.169	0
	2013	$11.169	$14.930	0
	2014	$14.930	$15.809	0
	2015	$15.809	$15.104	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.467	$12.170	0
	2007	$12.170	$14.517	0
	2008	$14.517	$8.818	0
	2009	$8.818	$12.624	0
	2010	$12.624	$15.263	0
	2011	$15.263	$13.505	0
	2012	$13.505	$15.156	0
	2013	$15.156	$20.435	0
	2014	$20.435	$21.320	0
	2015	$21.320	$21.541	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.844	$13.075	0
	2007	$13.075	$12.934	0
	2008	$12.934	$7.715	0
	2009	$7.715	$9.608	0
	2010	$9.608	$11.854	0
	2011	$11.854	$11.192	0
	2012	$11.192	$12.609	0
	2013	$12.609	$16.163	0
	2014	$16.163	$17.730	0
	2015	$17.730	$16.779	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.298	$14.085	0
	2007	$14.085	$15.772	0
	2008	$15.772	$8.430	0
	2009	$8.430	$11.952	0
	2010	$11.952	$12.831	0
	2011	$12.831	$12.448	0
	2012	$12.448	$13.934	0
	2013	$13.934	$17.738	0
	2014	$17.738	$20.087	0
	2015	$20.087	$20.403	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.452	$15.760	0
	2007	$15.760	$16.040	0
	2008	$16.040	$8.896	0
	2009	$8.896	$10.639	0
	2010	$10.639	$11.792	0
	2011	$11.792	$11.643	0
	2012	$11.643	$12.838	0
	2013	$12.838	$14.248	0
	2014	$14.248	$15.138	0
	2015	$15.138	$14.974	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.176	$10.503	0
	2007	$10.503	$10.752	0
	2008	$10.752	$6.443	0
	2009	$6.443	$6.911	0
	2010	$6.911	$7.565	0
	2011	$7.565	$8.031	0
	2012	$8.031	$8.702	0
	2013	$8.702	$8.527	0
	2014	$8.527	$8.968	0
	2015	$8.968	$8.883	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.068	$16.232	0
	2007	$16.232	$16.929	0
	2008	$16.929	$8.456	0
	2009	$8.456	$11.001	0
	2010	$11.001	$13.760	0
	2011	$13.760	$13.648	0
	2012	$13.648	$15.593	0
	2013	$15.593	$20.802	0
	2014	$20.802	$21.591	0
	2015	$21.591	$22.585	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.715	$21.605	0
	2007	$21.605	$22.541	0
	2008	$22.541	$13.229	0
	2009	$13.229	$18.133	0
	2010	$18.133	$20.637	0
	2011	$20.637	$18.568	0
	2012	$18.568	$22.089	0
	2013	$22.089	$27.591	0
	2014	$27.591	$27.697	0
	2015	$27.697	$28.243	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.077	$13.794	0
	2007	$13.794	$14.862	0
	2008	$14.862	$12.501	0
	2009	$12.501	$14.560	0
	2010	$14.560	$16.437	0
	2011	$16.437	$16.273	0
	2012	$16.273	$18.110	0
	2013	$18.110	$17.747	0
	2014	$17.747	$17.891	0
	2015	$17.891	$17.159	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.936	$14.972	0
	2007	$14.972	$14.657	0
	2008	$14.657	$3.089	0
	2009	$3.089	$3.826	0
	2010	$3.826	$4.307	0
	2011	$4.307	$4.128	0
	2012	$4.128	$4.586	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.138	$15.960	0
	2007	$15.960	$16.348	0
	2008	$16.348	$9.869	0
	2009	$9.869	$12.424	0
	2010	$12.424	$14.154	0
	2011	$14.154	$13.879	0
	2012	$13.879	$15.918	0
	2013	$15.918	$20.580	0
	2014	$20.580	$22.348	0
	2015	$22.348	$22.664	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.592	$20.968	0
	2007	$20.968	$20.335	0
	2008	$20.335	$12.400	0
	2009	$12.400	$16.695	0
	2010	$16.695	$20.208	0
	2011	$20.208	$19.403	0
	2012	$19.403	$22.456	0
	2013	$22.456	$31.061	0
	2014	$31.061	$34.113	0
	2015	$34.113	$31.509	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.739	0
	2010	$12.739	$14.110	0
	2011	$14.110	$14.146	0
	2012	$14.146	$16.599	0
	2013	$16.599	$21.620	0
	2014	$21.620	$23.958	0
	2015	$23.958	$22.848	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.185	$14.515	0
	2007	$14.515	$14.412	0
	2008	$14.412	$8.403	0
	2009	$8.403	$10.383	0
	2010	$10.383	$11.318	0
	2011	$11.318	$11.441	0
	2012	$11.441	$12.664	0
	2013	$12.664	$14.710	0
	2014	$14.710	$16.014	0
	2015	$16.014	$15.573	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.070	$15.619	0
	2007	$15.619	$15.813	0
	2008	$15.813	$10.371	0
	2009	$10.371	$13.792	0
	2010	$13.792	$15.559	0
	2011	$15.559	$15.240	0
	2012	$15.240	$17.118	0
	2013	$17.118	$20.119	0
	2014	$20.119	$21.654	0
	2015	$21.654	$21.336	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.289	$13.437	0
	2007	$13.437	$13.136	0
	2008	$13.136	$10.715	0
	2009	$10.715	$13.279	0
	2010	$13.279	$13.384	0
	2011	$13.384	$13.010	0
	2012	$13.010	$15.646	0
	2013	$15.646	$21.801	0
	2014	$21.801	$27.371	0
	2015	$27.371	$29.018	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.996	$22.487	0
	2007	$22.487	$26.527	0
	2008	$26.527	$18.136	0
	2009	$18.136	$19.151	0
	2010	$19.151	$19.182	0
	2011	$19.182	$17.848	0
	2012	$17.848	$18.439	0
	2013	$18.439	$20.643	0
	2014	$20.643	$23.265	0
	2015	$23.265	$20.614	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.310	$17.456	0
	2007	$17.456	$16.132	0
	2008	$16.132	$9.727	0
	2009	$9.727	$12.419	0
	2010	$12.419	$13.972	0
	2011	$13.972	$13.106	0
	2012	$13.106	$15.357	0
	2013	$15.357	$20.494	0
	2014	$20.494	$22.322	0
	2015	$22.322	$20.303	0

Putnam VT High Yield Fund - Class IB
	2006	$14.746	$16.032	0
	2007	$16.032	$16.208	0
	2008	$16.208	$11.786	0
	2009	$11.786	$17.411	0
	2010	$17.411	$19.530	0
	2011	$19.530	$19.548	0
	2012	$19.548	$22.304	0
	2013	$22.304	$23.662	0
	2014	$23.662	$23.637	0
	2015	$23.637	$22.005	0

Putnam VT Income Fund - Class IB
	2006	$10.824	$11.128	0
	2007	$11.128	$11.516	0
	2008	$11.516	$8.617	0
	2009	$8.617	$12.430	0
	2010	$12.430	$13.433	0
	2011	$13.433	$13.874	0
	2012	$13.874	$15.112	0
	2013	$15.112	$15.143	0
	2014	$15.143	$15.856	0
	2015	$15.856	$15.368	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.916	$21.252	0
	2007	$21.252	$22.650	0
	2008	$22.650	$12.486	0
	2009	$12.486	$15.307	0
	2010	$15.307	$16.566	0
	2011	$16.566	$13.535	0
	2012	$13.535	$16.230	0
	2013	$16.230	$20.445	0
	2014	$20.445	$18.747	0
	2015	$18.747	$18.465	0

Putnam VT Investors Fund - Class IB
	2006	$15.439	$17.302	0
	2007	$17.302	$16.138	0
	2008	$16.138	$9.595	0
	2009	$9.595	$12.347	0
	2010	$12.347	$13.835	0
	2011	$13.835	$13.615	0
	2012	$13.615	$15.644	0
	2013	$15.644	$20.793	0
	2014	$20.793	$23.298	0
	2015	$23.298	$22.417	0

Putnam VT Money Market Fund - Class IB
	2006	$9.860	$10.125	0
	2007	$10.125	$10.434	0
	2008	$10.434	$10.527	0
	2009	$10.527	$10.376	0
	2010	$10.376	$10.209	0
	2011	$10.209	$10.043	0
	2012	$10.043	$9.879	0
	2013	$9.879	$9.718	0
	2014	$9.718	$9.560	0
	2015	$9.560	$9.404	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.879	$16.956	0
	2007	$16.956	$17.633	0
	2008	$17.633	$10.624	0
	2009	$10.624	$13.808	0
	2010	$13.808	$16.238	0
	2011	$16.238	$15.160	0
	2012	$15.160	$17.410	0
	2013	$17.410	$23.364	0
	2014	$23.364	$26.081	0
	2015	$26.081	$25.579	0

Putnam VT New Value Fund - Class IB
	2006	$17.272	$19.710	0
	2007	$19.710	$18.438	0
	2008	$18.438	$10.018	0
	2009	$10.018	$9.432	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.342	$15.703	0
	2007	$15.703	$15.531	0
	2008	$15.531	$9.388	0
	2009	$9.388	$12.298	0
	2010	$12.298	$14.077	0
	2011	$14.077	$13.605	0
	2012	$13.605	$15.779	0
	2013	$15.779	$20.699	0
	2014	$20.699	$23.385	0
	2015	$23.385	$22.646	0

Putnam VT Vista Fund - Class IB
	2006	$17.491	$18.143	0
	2007	$18.143	$18.524	0
	2008	$18.524	$9.921	0
	2009	$9.921	$13.540	0
	2010	$13.540	$15.468	0

Putnam VT Voyager Fund - Class IB
	2006	$13.345	$13.840	0
	2007	$13.840	$14.364	0
	2008	$14.364	$8.896	0
	2009	$8.896	$14.341	0
	2010	$14.341	$17.040	0
	2011	$17.040	$13.769	0
	2012	$13.769	$15.470	0
	2013	$15.470	$21.869	0
	2014	$21.869	$23.602	0
	2015	$23.602	$21.796	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.605	$18.098	0
	2007	$18.098	$18.938	0
	2008	$18.938	$15.837	0
	2009	$15.837	$20.268	0
	2010	$20.268	$21.877	0
	2011	$21.877	$23.001	0
	2012	$23.001	$26.667	0
	2013	$26.667	$23.933	0
	2014	$23.933	$24.221	0
	2015	$24.221	$23.544	0

UIF Global Franchise Portfolio, Class II
	2006	$12.217	$14.602	0
	2007	$14.602	$15.766	0
	2008	$15.766	$11.020	0
	2009	$11.020	$14.043	0
	2010	$14.043	$15.753	0
	2011	$15.753	$16.898	0
	2012	$16.898	$19.211	0
	2013	$19.211	$22.611	0
	2014	$22.611	$23.244	0
	2015	$23.244	$24.281	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.246	$12.541	0
	2007	$12.541	$15.036	0
	2008	$15.036	$7.515	0
	2009	$7.515	$12.237	0
	2010	$12.237	$14.788	0
	2011	$14.788	$14.139	0
	2012	$14.139	$15.906	0
	2013	$15.906	$23.166	0
	2014	$23.166	$24.236	0
	2015	$24.236	$26.756	0

UIF Growth Portfolio, Class II
	2006	$12.193	$12.451	0
	2007	$12.451	$14.898	0
	2008	$14.898	$7.422	0
	2009	$7.422	$12.057	0
	2010	$12.057	$14.541	0
	2011	$14.541	$13.868	0
	2012	$13.868	$15.557	0
	2013	$15.557	$22.604	0
	2014	$22.604	$23.587	0
	2015	$23.587	$25.977	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.830	0
	2007	$9.830	$11.854	0
	2008	$11.854	$6.201	0
	2009	$6.201	$9.598	0
	2010	$9.598	$12.487	0
	2011	$12.487	$11.401	0
	2012	$11.401	$12.166	0
	2013	$12.166	$16.452	0
	2014	$16.452	$16.480	0
	2015	$16.480	$15.239	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.653	$19.420	0
	2007	$19.420	$19.665	0
	2008	$19.665	$11.521	0
	2009	$11.521	$16.618	0
	2010	$16.618	$20.687	0
	2011	$20.687	$18.575	0
	2012	$18.575	$20.956	0
	2013	$20.956	$35.317	0
	2014	$35.317	$29.922	0
	2015	$29.922	$26.549	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.352	$30.268	0
	2007	$30.268	$24.627	0
	2008	$24.627	$15.004	0
	2009	$15.004	$18.963	0
	2010	$18.963	$24.160	0
	2011	$24.160	$25.110	0
	2012	$25.110	$28.556	0
	2013	$28.556	$28.579	0
	2014	$28.579	$36.383	0
	2015	$36.383	$36.474	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.965	$10.210	0
	2007	$10.210	$10.490	0
	2008	$10.490	$10.502	0
	2009	$10.502	$10.337	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.5

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.263	0
	2007	$10.263	$11.834	13,916
	2008	$11.834	$6.667	15,221
	2009	$6.667	$8.879	9,686
	2010	$8.879	$10.207	11,191
	2011	$10.207	$9.755	2,456
	2012	$9.755	$11.138	2,412
	2013	$11.138	$14.339	796
	2014	$14.339	$15.740	750
	2015	$15.740	$15.538	702

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.454	0
	2007	$10.454	$11.142	0
	2008	$11.142	$8.197	0
	2009	$8.197	$9.989	0
	2010	$9.989	$11.052	0
	2011	$11.052	$10.819	0
	2012	$10.819	$11.868	0
	2013	$11.868	$13.207	0
	2014	$13.207	$13.531	0
	2015	$13.531	$13.232	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.484	0
	2007	$10.484	$11.333	0
	2008	$11.333	$7.487	0
	2009	$7.487	$9.462	0
	2010	$9.462	$10.635	0
	2011	$10.635	$10.326	0
	2012	$10.326	$11.478	0
	2013	$11.478	$13.048	0
	2014	$13.048	$13.417	0
	2015	$13.417	$13.129	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.493	0
	2007	$10.493	$11.458	0
	2008	$11.458	$6.964	0
	2009	$6.964	$8.981	0
	2010	$8.981	$10.232	0
	2011	$10.232	$9.775	0
	2012	$9.775	$11.069	0
	2013	$11.069	$13.211	0
	2014	$13.211	$13.604	0
	2015	$13.604	$13.303	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.345	0
	2007	$10.345	$10.771	0
	2008	$10.771	$9.455	0
	2009	$9.455	$10.656	0
	2010	$10.656	$11.236	0
	2011	$11.236	$11.200	0
	2012	$11.200	$11.700	0
	2013	$11.700	$12.101	0
	2014	$12.101	$12.318	0
	2015	$12.318	$12.040	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.436	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.739	0
	2007	$9.739	$11.710	0
	2008	$11.710	$6.358	0
	2009	$6.358	$9.027	0
	2010	$9.027	$10.629	0
	2011	$10.629	$10.497	0
	2012	$10.497	$12.194	0
	2013	$12.194	$16.138	0
	2014	$16.138	$17.822	0
	2015	$17.822	$18.906	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.816	0
	2007	$10.816	$11.184	0
	2008	$11.184	$6.909	0
	2009	$6.909	$8.579	0
	2010	$8.579	$9.676	0
	2011	$9.676	$9.682	0
	2012	$9.682	$11.006	0
	2013	$11.006	$14.273	0
	2014	$14.273	$15.897	0
	2015	$15.897	$15.797	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.872	0
	2007	$9.872	$11.192	4,507
	2008	$11.192	$6.645	1,895
	2009	$6.645	$9.130	1,895
	2010	$9.130	$11.540	2,648
	2011	$11.540	$10.114	948
	2012	$10.114	$11.391	948
	2013	$11.391	$15.215	0
	2014	$15.215	$15.860	0
	2015	$15.860	$15.338	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.840	$17.034	684
	2007	$17.034	$16.124	17,204
	2008	$16.124	$10.280	15,261
	2009	$10.280	$12.790	13,961
	2010	$12.790	$14.672	7,847
	2011	$14.672	$14.771	6,961
	2012	$14.771	$16.297	6,607
	2013	$16.297	$20.765	5,562
	2014	$20.765	$22.279	5,288
	2015	$22.279	$21.703	5,171

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.221	$13.044	0
	2007	$13.044	$13.304	21,734
	2008	$13.304	$9.200	18,605
	2009	$9.200	$12.264	13,742
	2010	$12.264	$13.585	10,818
	2011	$13.585	$13.674	9,407
	2012	$13.674	$15.144	9,319
	2013	$15.144	$16.963	14,563
	2014	$16.963	$17.446	9,726
	2015	$17.446	$15.941	4,834

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.455	$11.399	0
	2007	$11.399	$11.903	3,430
	2008	$11.903	$7.661	3,390
	2009	$7.661	$9.771	3,300
	2010	$9.771	$10.719	3,284
	2011	$10.719	$10.380	3,354
	2012	$10.380	$11.467	3,314
	2013	$11.467	$14.501	2,903
	2014	$14.501	$16.032	2,695
	2015	$16.032	$16.648	2,524

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.011	0
	2007	$11.011	$12.107	0
	2008	$12.107	$8.515	0
	2009	$8.515	$10.323	0
	2010	$10.323	$11.362	0
	2011	$11.362	$10.840	0
	2012	$10.840	$12.080	0
	2013	$12.080	$15.156	0
	2014	$15.156	$15.750	0
	2015	$15.750	$14.919	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.288	$17.793	437
	2007	$17.793	$18.099	19,543
	2008	$18.099	$11.190	18,295
	2009	$11.190	$13.867	14,212
	2010	$13.867	$15.159	12,974
	2011	$15.159	$14.748	3,783
	2012	$14.748	$16.563	3,353
	2013	$16.563	$20.885	2,774
	2014	$20.885	$21.994	2,674
	2015	$21.994	$20.555	1,411

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.969	$21.816	350
	2007	$21.816	$20.935	3,241
	2008	$20.935	$13.785	2,450
	2009	$13.785	$17.504	2,397
	2010	$17.504	$22.064	2,295
	2011	$22.064	$20.877	2,054
	2012	$20.877	$24.297	2,036
	2013	$24.297	$32.542	1,883
	2014	$32.542	$32.175	1,887
	2015	$32.175	$29.295	1,875

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.572	$18.778	1,798
	2007	$18.778	$20.534	1,868
	2008	$20.534	$11.608	1,948
	2009	$11.608	$16.384	1,882
	2010	$16.384	$20.557	1,864
	2011	$20.557	$19.234	1,947
	2012	$19.234	$20.960	1,925
	2013	$20.960	$28.468	578
	2014	$28.468	$30.078	502
	2015	$30.078	$28.784	414

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.315	$10.549	0
	2007	$10.549	$11.055	7,693
	2008	$11.055	$11.693	10,532
	2009	$11.693	$11.851	6,789
	2010	$11.851	$12.266	7,804
	2011	$12.266	$12.745	7,262
	2012	$12.745	$12.765	7,700
	2013	$12.765	$12.268	9,136
	2014	$12.268	$12.469	9,597
	2015	$12.469	$12.317	9,762

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.952	$32.682	0
	2007	$32.682	$41.374	468
	2008	$41.374	$19.236	186
	2009	$19.236	$32.639	183
	2010	$32.639	$37.731	178
	2011	$37.731	$31.213	164
	2012	$31.213	$34.723	152
	2013	$34.723	$33.821	66
	2014	$33.821	$30.459	63
	2015	$30.459	$24.074	59

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.185	$20.518	190
	2007	$20.518	$23.288	13,621
	2008	$23.288	$13.649	10,969
	2009	$13.649	$18.389	10,854
	2010	$18.389	$19.599	10,918
	2011	$19.599	$17.219	8,058
	2012	$17.219	$20.014	7,155
	2013	$20.014	$24.195	6,664
	2014	$24.195	$21.138	6,481
	2015	$21.138	$19.432	6,008

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.871	$15.378	3,110
	2007	$15.378	$16.780	2,946
	2008	$16.780	$17.521	2,646
	2009	$17.521	$20.443	2,215
	2010	$20.443	$23.001	1,104
	2011	$23.001	$22.416	1,128
	2012	$22.416	$25.357	1,113
	2013	$25.357	$25.334	1,206
	2014	$25.334	$25.363	1,226
	2015	$25.363	$23.861	1,251

Invesco V.I. American Franchise Fund - Series II
	2006	$13.056	$13.172	0
	2007	$13.172	$15.104	4,086
	2008	$15.104	$7.555	3,954
	2009	$7.555	$12.304	3,809
	2010	$12.304	$14.462	3,955
	2011	$14.462	$13.310	2,200
	2012	$13.310	$14.837	2,140
	2013	$14.837	$20.392	2,058
	2014	$20.392	$21.685	2,017
	2015	$21.685	$22.331	1,989

Invesco V.I. American Value Fund - Series I
	2006	$12.476	$14.804	10,286
	2007	$14.804	$15.694	9,912
	2008	$15.694	$9.058	9,731
	2009	$9.058	$12.397	8,607
	2010	$12.397	$14.898	3,621
	2011	$14.898	$14.782	3,142
	2012	$14.782	$17.046	2,971
	2013	$17.046	$22.501	2,782
	2014	$22.501	$24.278	2,690
	2015	$24.278	$21.689	2,660

Invesco V.I. American Value Fund - Series II
	2006	$12.451	$14.765	0
	2007	$14.765	$15.638	747
	2008	$15.638	$9.006	879
	2009	$9.006	$12.320	1,070
	2010	$12.320	$14.799	724
	2011	$14.799	$14.670	734
	2012	$14.670	$16.884	700
	2013	$16.884	$22.231	586
	2014	$22.231	$23.927	555
	2015	$23.927	$21.321	607

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.603	$13.237	0
	2007	$13.237	$12.709	8,388
	2008	$12.709	$8.021	8,791
	2009	$8.021	$10.126	4,037
	2010	$10.126	$11.517	4,069
	2011	$11.517	$11.084	4,170
	2012	$11.084	$12.959	4,070
	2013	$12.959	$17.282	3,377
	2014	$17.282	$18.536	3,230
	2015	$18.536	$17.094	3,211

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.570	$12.805	0
	2007	$12.805	$13.011	10,857
	2008	$13.011	$9.890	9,399
	2009	$9.890	$11.909	9,399
	2010	$11.909	$13.117	9,973
	2011	$13.117	$12.728	0
	2012	$12.728	$14.062	0
	2013	$14.062	$17.265	0
	2014	$17.265	$18.461	0
	2015	$18.461	$17.680	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.182	$18.451	0
	2007	$18.451	$18.595	13,590
	2008	$18.595	$12.392	12,822
	2009	$12.392	$15.120	11,753
	2010	$15.120	$16.677	8,613
	2011	$16.677	$16.025	4,086
	2012	$16.025	$18.014	3,654
	2013	$18.014	$23.690	3,383
	2014	$23.690	$25.610	3,217
	2015	$25.610	$24.343	3,092

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.150	$12.533	0
	2007	$12.533	$14.489	2,840
	2008	$14.489	$7.573	2,955
	2009	$7.573	$11.641	2,812
	2010	$11.641	$14.566	2,555
	2011	$14.566	$12.980	2,555
	2012	$12.980	$14.244	2,568
	2013	$14.244	$19.129	2,453
	2014	$19.129	$20.252	2,405
	2015	$20.252	$20.117	2,362

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.319	$11.091	0
	2007	$11.091	$11.577	8,603
	2008	$11.577	$9.386	7,915
	2009	$9.386	$12.393	6,903
	2010	$12.393	$13.684	4,381
	2011	$13.684	$14.043	1,583
	2012	$14.043	$15.535	1,565
	2013	$15.535	$16.521	1,573
	2014	$16.521	$16.948	1,581
	2015	$16.948	$16.406	1,586

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.471	$12.929	0
	2007	$12.929	$13.563	7,788
	2008	$13.563	$9.511	6,517
	2009	$9.511	$11.779	6,518
	2010	$11.779	$13.783	6,277
	2011	$13.783	$12.942	6,277
	2012	$12.942	$14.070	5,155
	2013	$14.070	$18.778	5,155
	2014	$18.778	$19.779	4,478
	2015	$19.779	$18.775	3,639

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.057	$12.749	0
	2007	$12.749	$12.963	4,148
	2008	$12.963	$8.102	3,080
	2009	$8.102	$9.471	2,321
	2010	$9.471	$10.932	475
	2011	$10.932	$10.094	277
	2012	$10.094	$11.122	0
	2013	$11.122	$14.860	0
	2014	$14.860	$15.727	0
	2015	$15.727	$15.018	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.460	$12.156	0
	2007	$12.156	$14.493	1,132
	2008	$14.493	$8.799	1,307
	2009	$8.799	$12.590	1,562
	2010	$12.590	$15.215	1,755
	2011	$15.215	$13.455	1,925
	2012	$13.455	$15.093	1,919
	2013	$15.093	$20.339	2,055
	2014	$20.339	$21.209	2,067
	2015	$21.209	$21.419	2,046

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.836	$13.060	0
	2007	$13.060	$12.913	3,514
	2008	$12.913	$7.698	4,736
	2009	$7.698	$9.582	4,288
	2010	$9.582	$11.816	4,554
	2011	$11.816	$11.151	3,611
	2012	$11.151	$12.556	3,131
	2013	$12.556	$16.087	3,099
	2014	$16.087	$17.638	2,980
	2015	$17.638	$16.683	2,836

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.280	$14.059	0
	2007	$14.059	$15.735	5,177
	2008	$15.735	$8.405	4,991
	2009	$8.405	$11.912	4,612
	2010	$11.912	$12.781	4,698
	2011	$12.781	$12.393	3,735
	2012	$12.393	$13.865	3,648
	2013	$13.865	$17.643	3,558
	2014	$17.643	$19.968	3,324
	2015	$19.968	$20.272	2,062

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.425	$15.722	0
	2007	$15.722	$15.993	9,708
	2008	$15.993	$8.865	8,945
	2009	$8.865	$10.598	9,067
	2010	$10.598	$11.739	8,624
	2011	$11.739	$11.586	996
	2012	$11.586	$12.768	933
	2013	$12.768	$14.163	882
	2014	$14.163	$15.040	850
	2015	$15.040	$14.870	796

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.169	$10.491	0
	2007	$10.491	$10.734	5,984
	2008	$10.734	$6.429	7,004
	2009	$6.429	$6.893	8,224
	2010	$6.893	$7.541	8,199
	2011	$7.541	$8.001	7,684
	2012	$8.001	$8.666	7,751
	2013	$8.666	$8.487	8,400
	2014	$8.487	$8.921	8,272
	2015	$8.921	$8.832	8,110

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.038	$16.193	473
	2007	$16.193	$16.879	2,019
	2008	$16.879	$8.427	2,128
	2009	$8.427	$10.958	2,094
	2010	$10.958	$13.699	1,670
	2011	$13.699	$13.580	1,567
	2012	$13.580	$15.508	1,519
	2013	$15.508	$20.678	1,439
	2014	$20.678	$21.452	1,408
	2015	$21.452	$22.428	1,340

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.679	$21.553	78
	2007	$21.553	$22.475	5,873
	2008	$22.475	$13.184	4,479
	2009	$13.184	$18.062	1,649
	2010	$18.062	$20.545	1,294
	2011	$20.545	$18.476	1,277
	2012	$18.476	$21.969	1,244
	2013	$21.969	$27.427	1,255
	2014	$27.427	$27.518	1,218
	2015	$27.518	$28.046	1,185

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.052	$13.761	0
	2007	$13.761	$14.819	5,410
	2008	$14.819	$12.458	17,954
	2009	$12.458	$14.502	13,713
	2010	$14.502	$16.364	14,236
	2011	$16.364	$16.192	17,358
	2012	$16.192	$18.011	8,682
	2013	$18.011	$17.642	7,454
	2014	$17.642	$17.776	3,114
	2015	$17.776	$17.040	2,996

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.909	$14.936	0
	2007	$14.936	$14.614	1,042
	2008	$14.614	$3.078	1,109
	2009	$3.078	$3.811	1,069
	2010	$3.811	$4.288	1,009
	2011	$4.288	$4.108	958
	2012	$4.108	$4.561	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.111	$15.921	0
	2007	$15.921	$16.300	11,404
	2008	$16.300	$9.835	11,310
	2009	$9.835	$12.375	10,245
	2010	$12.375	$14.092	9,727
	2011	$14.092	$13.810	7,000
	2012	$13.810	$15.831	6,360
	2013	$15.831	$20.457	4,835
	2014	$20.457	$22.203	4,535
	2015	$22.203	$22.506	4,268

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.556	$20.918	0
	2007	$20.918	$20.276	2,881
	2008	$20.276	$12.357	2,887
	2009	$12.357	$16.629	2,709
	2010	$16.629	$20.118	2,446
	2011	$20.118	$19.307	2,460
	2012	$19.307	$22.334	2,444
	2013	$22.334	$30.876	1,116
	2014	$30.876	$33.892	1,104
	2015	$33.892	$31.289	75

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.689	2,814
	2010	$12.689	$14.048	2,679
	2011	$14.048	$14.076	2,617
	2012	$14.076	$16.509	2,378
	2013	$16.509	$21.491	2,180
	2014	$21.491	$23.803	2,042
	2015	$23.803	$22.688	2,045

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.159	$14.480	0
	2007	$14.480	$14.370	12,729
	2008	$14.370	$8.374	12,621
	2009	$8.374	$10.342	12,533
	2010	$10.342	$11.268	12,259
	2011	$11.268	$11.385	3,772
	2012	$11.385	$12.595	3,284
	2013	$12.595	$14.623	3,224
	2014	$14.623	$15.910	3,104
	2015	$15.910	$15.465	2,997

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.043	$15.582	141
	2007	$15.582	$15.767	804
	2008	$15.767	$10.335	800
	2009	$10.335	$13.738	794
	2010	$13.738	$15.490	3,282
	2011	$15.490	$15.165	785
	2012	$15.165	$17.025	780
	2013	$17.025	$20.000	1,224
	2014	$20.000	$21.514	1,190
	2015	$21.514	$21.187	1,156

Putnam VT Global Health Care Fund - Class IB
	2006	$13.264	$13.405	286
	2007	$13.405	$13.098	4,183
	2008	$13.098	$10.678	3,919
	2009	$10.678	$13.227	3,533
	2010	$13.227	$13.325	3,444
	2011	$13.325	$12.946	3,346
	2012	$12.946	$15.560	3,154
	2013	$15.560	$21.671	2,619
	2014	$21.671	$27.194	2,607
	2015	$27.194	$28.816	1,712

Putnam VT Global Utilities Fund - Class IB
	2006	$17.961	$22.432	0
	2007	$22.432	$26.449	758
	2008	$26.449	$18.074	747
	2009	$18.074	$19.076	612
	2010	$19.076	$19.097	616
	2011	$19.097	$17.760	557
	2012	$17.760	$18.339	465
	2013	$18.339	$20.520	25
	2014	$20.520	$23.114	25
	2015	$23.114	$20.471	24

Putnam VT Growth and Income Fund - Class IB
	2006	$15.281	$17.414	0
	2007	$17.414	$16.084	15,384
	2008	$16.084	$9.693	12,997
	2009	$9.693	$12.370	4,980
	2010	$12.370	$13.910	4,856
	2011	$13.910	$13.041	4,617
	2012	$13.041	$15.273	4,266
	2013	$15.273	$20.372	2,534
	2014	$20.372	$22.178	2,416
	2015	$22.178	$20.161	2,371

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.718	$15.993	484
	2007	$15.993	$16.161	4,480
	2008	$16.161	$11.746	3,225
	2009	$11.746	$17.342	2,986
	2010	$17.342	$19.443	2,833
	2011	$19.443	$19.451	2,900
	2012	$19.451	$22.183	2,613
	2013	$22.183	$23.521	2,697
	2014	$23.521	$23.484	2,724
	2015	$23.484	$21.851	2,754

Putnam VT Income Fund - Class IB
	2006	$10.803	$11.101	0
	2007	$11.101	$11.482	29,642
	2008	$11.482	$8.587	26,497
	2009	$8.587	$12.381	14,218
	2010	$12.381	$13.374	14,699
	2011	$13.374	$13.806	11,722
	2012	$13.806	$15.030	11,364
	2013	$15.030	$15.052	13,007
	2014	$15.052	$15.753	14,820
	2015	$15.753	$15.261	14,838

Putnam VT International Equity Fund - Class IB
	2006	$16.884	$21.200	0
	2007	$21.200	$22.584	9,287
	2008	$22.584	$12.444	9,473
	2009	$12.444	$15.247	9,012
	2010	$15.247	$16.492	9,418
	2011	$16.492	$13.468	8,405
	2012	$13.468	$16.142	8,183
	2013	$16.142	$20.324	5,318
	2014	$20.324	$18.626	4,552
	2015	$18.626	$18.337	4,334

Putnam VT Investors Fund - Class IB
	2006	$15.409	$17.260	0
	2007	$17.260	$16.090	15,056
	2008	$16.090	$9.562	8,403
	2009	$9.562	$12.299	8,218
	2010	$12.299	$13.774	8,263
	2011	$13.774	$13.547	8,034
	2012	$13.547	$15.559	7,917
	2013	$15.559	$20.669	6,267
	2014	$20.669	$23.147	5,896
	2015	$23.147	$22.260	5,807

Putnam VT Money Market Fund - Class IB
	2006	$9.841	$10.100	0
	2007	$10.100	$10.404	5,264
	2008	$10.404	$10.491	11,725
	2009	$10.491	$10.335	5,070
	2010	$10.335	$10.164	5,371
	2011	$10.164	$9.994	5,261
	2012	$9.994	$9.825	5,136
	2013	$9.825	$9.660	5,542
	2014	$9.660	$9.498	5,251
	2015	$9.498	$9.338	4,928

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.849	$16.915	0
	2007	$16.915	$17.582	1,584
	2008	$17.582	$10.587	1,119
	2009	$10.587	$13.753	1,111
	2010	$13.753	$16.165	2,269
	2011	$16.165	$15.085	2,171
	2012	$15.085	$17.315	2,104
	2013	$17.315	$23.225	1,646
	2014	$23.225	$25.913	1,574
	2015	$25.913	$25.401	1,534

Putnam VT New Value Fund - Class IB
	2006	$17.239	$19.663	0
	2007	$19.663	$18.384	4,070
	2008	$18.384	$9.984	3,195
	2009	$9.984	$9.399	0

Putnam VT Research Fund - Class IB
	2006	$14.315	$15.665	0
	2007	$15.665	$15.485	1,837
	2008	$15.485	$9.355	1,815
	2009	$9.355	$12.250	1,811
	2010	$12.250	$14.015	1,815
	2011	$14.015	$13.538	1,772
	2012	$13.538	$15.693	1,718
	2013	$15.693	$20.575	1,665
	2014	$20.575	$23.233	1,595
	2015	$23.233	$22.488	1,567

Putnam VT Vista Fund - Class IB
	2006	$17.458	$18.099	422
	2007	$18.099	$18.470	2,459
	2008	$18.470	$9.887	1,210
	2009	$9.887	$13.487	1,214
	2010	$13.487	$15.401	0

Putnam VT Voyager Fund - Class IB
	2006	$13.320	$13.807	0
	2007	$13.807	$14.322	11,014
	2008	$14.322	$8.865	9,357
	2009	$8.865	$14.284	8,213
	2010	$14.284	$16.964	7,589
	2011	$16.964	$13.701	7,449
	2012	$13.701	$15.385	6,894
	2013	$15.385	$21.739	5,658
	2014	$21.739	$23.449	5,397
	2015	$23.449	$21.644	5,230

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.573	$18.054	0
	2007	$18.054	$18.882	288
	2008	$18.882	$15.782	268
	2009	$15.782	$20.188	266
	2010	$20.188	$21.780	592
	2011	$21.780	$22.887	210
	2012	$22.887	$26.522	175
	2013	$26.522	$23.790	149
	2014	$23.790	$24.064	137
	2015	$24.064	$23.380	125

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.205	$14.580	0
	2007	$14.580	$15.734	1,599
	2008	$15.734	$10.992	2,029
	2009	$10.992	$14.000	1,662
	2010	$14.000	$15.697	1,637
	2011	$15.697	$16.829	1,604
	2012	$16.829	$19.123	1,569
	2013	$19.123	$22.497	1,533
	2014	$22.497	$23.114	1,536
	2015	$23.114	$24.133	1,504

UIF Growth Portfolio, Class I
	2006	$12.236	$12.524	1,310
	2007	$12.524	$15.008	1,304
	2008	$15.008	$7.497	1,150
	2009	$7.497	$12.202	1,117
	2010	$12.202	$14.738	857
	2011	$14.738	$14.084	763
	2012	$14.084	$15.836	664
	2013	$15.836	$23.053	201
	2014	$23.053	$24.105	185
	2015	$24.105	$26.598	184

UIF Growth Portfolio, Class II
	2006	$12.183	$12.434	0
	2007	$12.434	$14.871	6,839
	2008	$14.871	$7.405	6,914
	2009	$7.405	$12.022	6,833
	2010	$12.022	$14.492	6,799
	2011	$14.492	$13.814	6,798
	2012	$13.814	$15.488	5,608
	2013	$15.488	$22.494	5,553
	2014	$22.494	$23.460	4,683
	2015	$23.460	$25.824	3,806

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.826	0
	2007	$9.826	$11.844	986
	2008	$11.844	$6.192	1,268
	2009	$6.192	$9.580	1,019
	2010	$9.580	$12.457	859
	2011	$12.457	$11.368	947
	2012	$11.368	$12.125	975
	2013	$12.125	$16.388	797
	2014	$16.388	$16.407	812
	2015	$16.407	$15.164	855

UIF Small Company Growth Portfolio, Class II
	2006	$17.630	$19.384	398
	2007	$19.384	$19.619	3,868
	2008	$19.619	$11.488	4,959
	2009	$11.488	$16.562	5,009
	2010	$16.562	$20.606	4,754
	2011	$20.606	$18.493	4,746
	2012	$18.493	$20.854	4,698
	2013	$20.854	$35.126	4,367
	2014	$35.126	$29.745	3,653
	2015	$29.745	$26.378	2,425

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.309	$30.195	0
	2007	$30.195	$24.555	4,707
	2008	$24.555	$14.953	4,476
	2009	$14.953	$18.888	3,811
	2010	$18.888	$24.053	2,351
	2011	$24.053	$24.986	1,596
	2012	$24.986	$28.400	1,470
	2013	$28.400	$28.409	1,227
	2014	$28.409	$36.148	1,024
	2015	$36.148	$36.220	963

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.955	$10.195	0
	2007	$10.195	$10.468	989
	2008	$10.468	$10.475	989
	2009	$10.475	$10.306	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.259	2,178
	2007	$10.259	$11.824	2,356
	2008	$11.824	$6.658	4,433
	2009	$6.658	$8.863	10,302
	2010	$8.863	$10.183	10,876
	2011	$10.183	$9.727	8,661
	2012	$9.727	$11.100	6,115
	2013	$11.100	$14.283	6,662
	2014	$14.283	$15.671	3,366
	2015	$15.671	$15.462	3,307

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.451	0
	2007	$10.451	$11.133	0
	2008	$11.133	$8.186	0
	2009	$8.186	$9.970	0
	2010	$9.970	$11.026	0
	2011	$11.026	$10.788	0
	2012	$10.788	$11.828	0
	2013	$11.828	$13.156	0
	2014	$13.156	$13.471	0
	2015	$13.471	$13.167	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.481	0
	2007	$10.481	$11.324	0
	2008	$11.324	$7.477	9,940
	2009	$7.477	$9.444	9,869
	2010	$9.444	$10.610	0
	2011	$10.610	$10.296	0
	2012	$10.296	$11.439	0
	2013	$11.439	$12.997	0
	2014	$12.997	$13.358	0
	2015	$13.358	$13.065	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.489	0
	2007	$10.489	$11.448	0
	2008	$11.448	$6.955	0
	2009	$6.955	$8.964	0
	2010	$8.964	$10.208	0
	2011	$10.208	$9.747	0
	2012	$9.747	$11.031	0
	2013	$11.031	$13.160	0
	2014	$13.160	$13.544	0
	2015	$13.544	$13.238	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.342	0
	2007	$10.342	$10.762	0
	2008	$10.762	$9.443	0
	2009	$9.443	$10.637	0
	2010	$10.637	$11.210	0
	2011	$11.210	$11.168	0
	2012	$11.168	$11.660	0
	2013	$11.660	$12.054	0
	2014	$12.054	$12.263	0
	2015	$12.263	$11.981	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.346	548

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.736	0
	2007	$9.736	$11.700	0
	2008	$11.700	$6.349	0
	2009	$6.349	$9.010	1,210
	2010	$9.010	$10.604	1,199
	2011	$10.604	$10.466	1,190
	2012	$10.466	$12.153	1,181
	2013	$12.153	$16.075	0
	2014	$16.075	$17.743	609
	2015	$17.743	$18.819	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.813	0
	2007	$10.813	$11.174	308
	2008	$11.174	$6.900	270
	2009	$6.900	$8.563	203
	2010	$8.563	$9.653	0
	2011	$9.653	$9.655	0
	2012	$9.655	$10.969	0
	2013	$10.969	$14.217	0
	2014	$14.217	$15.827	681
	2015	$15.827	$15.719	1,779

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.868	244
	2007	$9.868	$11.183	400
	2008	$11.183	$6.636	1,137
	2009	$6.636	$9.113	1,090
	2010	$9.113	$11.513	984
	2011	$11.513	$10.085	696
	2012	$10.085	$11.352	691
	2013	$11.352	$15.156	929
	2014	$15.156	$15.790	227
	2015	$15.790	$15.263	213

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.820	$17.002	19,524
	2007	$17.002	$16.086	17,282
	2008	$16.086	$10.251	12,286
	2009	$10.251	$12.747	7,543
	2010	$12.747	$14.614	6,690
	2011	$14.614	$14.706	5,625
	2012	$14.706	$16.217	3,574
	2013	$16.217	$20.653	3,396
	2014	$20.653	$22.147	3,235
	2015	$22.147	$21.564	2,754

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.211	$13.026	57,274
	2007	$13.026	$13.279	54,370
	2008	$13.279	$9.178	4,580
	2009	$9.178	$12.229	11,017
	2010	$12.229	$13.539	12,411
	2011	$13.539	$13.621	11,546
	2012	$13.621	$15.077	9,417
	2013	$15.077	$16.880	9,181
	2014	$16.880	$17.352	1,160
	2015	$17.352	$15.847	1,165

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.448	$11.386	33,583
	2007	$11.386	$11.884	33,921
	2008	$11.884	$7.645	15,333
	2009	$7.645	$9.745	6,959
	2010	$9.745	$10.685	6,749
	2011	$10.685	$10.342	5,991
	2012	$10.342	$11.419	4,273
	2013	$11.419	$14.433	3,747
	2014	$14.433	$15.949	4,157
	2015	$15.949	$16.553	3,854

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.007	0
	2007	$11.007	$12.096	537
	2008	$12.096	$8.504	1,370
	2009	$8.504	$10.304	2,318
	2010	$10.304	$11.335	1,325
	2011	$11.335	$10.809	1,321
	2012	$10.809	$12.039	1,312
	2013	$12.039	$15.096	1,300
	2014	$15.096	$15.681	1,127
	2015	$15.681	$14.845	1,124

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.267	$17.760	39,114
	2007	$17.760	$18.056	38,902
	2008	$18.056	$11.158	18,210
	2009	$11.158	$13.820	12,328
	2010	$13.820	$15.100	12,151
	2011	$15.100	$14.683	10,211
	2012	$14.683	$16.482	5,620
	2013	$16.482	$20.772	5,322
	2014	$20.772	$21.864	3,430
	2015	$21.864	$20.423	2,925

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.943	$21.775	12,049
	2007	$21.775	$20.885	12,149
	2008	$20.885	$13.745	11,400
	2009	$13.745	$17.444	9,319
	2010	$17.444	$21.979	9,101
	2011	$21.979	$20.785	4,455
	2012	$20.785	$24.178	1,876
	2013	$24.178	$32.366	1,569
	2014	$32.366	$31.985	1,506
	2015	$31.985	$29.106	1,560

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.548	$18.743	0
	2007	$18.743	$20.485	0
	2008	$20.485	$11.574	0
	2009	$11.574	$16.329	313
	2010	$16.329	$20.477	285
	2011	$20.477	$19.150	103
	2012	$19.150	$20.857	99
	2013	$20.857	$28.314	216
	2014	$28.314	$29.900	72
	2015	$29.900	$28.599	69

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.307	$10.535	9,921
	2007	$10.535	$11.034	17,873
	2008	$11.034	$11.665	18,782
	2009	$11.665	$11.817	13,030
	2010	$11.817	$12.225	11,945
	2011	$12.225	$12.695	11,986
	2012	$12.695	$12.709	10,574
	2013	$12.709	$12.208	5,749
	2014	$12.208	$12.402	4,589
	2015	$12.402	$12.244	4,559

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.917	$32.621	3,914
	2007	$32.621	$41.276	3,688
	2008	$41.276	$19.181	2,855
	2009	$19.181	$32.529	3,362
	2010	$32.529	$37.584	3,754
	2011	$37.584	$31.075	1,484
	2012	$31.075	$34.552	1,134
	2013	$34.552	$33.638	1,382
	2014	$33.638	$30.279	192
	2015	$30.279	$23.919	209

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.161	$20.480	15,050
	2007	$20.480	$23.232	13,327
	2008	$23.232	$13.610	11,242
	2009	$13.610	$18.327	9,809
	2010	$18.327	$19.522	9,788
	2011	$19.522	$17.143	8,614
	2012	$17.143	$19.915	6,932
	2013	$19.915	$24.064	6,537
	2014	$24.064	$21.013	6,866
	2015	$21.013	$19.307	7,077

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.852	$15.350	0
	2007	$15.350	$16.741	0
	2008	$16.741	$17.470	0
	2009	$17.470	$20.373	0
	2010	$20.373	$22.911	0
	2011	$22.911	$22.318	0
	2012	$22.318	$25.232	0
	2013	$25.232	$25.197	0
	2014	$25.197	$25.213	0
	2015	$25.213	$23.707	0

Invesco V.I. American Franchise Fund - Series II
	2006	$13.038	$13.148	4,528
	2007	$13.148	$15.068	4,077
	2008	$15.068	$7.534	3,063
	2009	$7.534	$12.262	3,002
	2010	$12.262	$14.406	2,990
	2011	$14.406	$13.251	334
	2012	$13.251	$14.765	253
	2013	$14.765	$20.281	231
	2014	$20.281	$21.556	169
	2015	$21.556	$22.187	160

Invesco V.I. American Value Fund - Series I
	2006	$12.465	$14.784	10,939
	2007	$14.784	$15.665	10,327
	2008	$15.665	$9.037	6,738
	2009	$9.037	$12.361	3,755
	2010	$12.361	$14.848	3,576
	2011	$14.848	$14.724	3,511
	2012	$14.724	$16.971	1,618
	2013	$16.971	$22.390	1,518
	2014	$22.390	$24.146	1,681
	2015	$24.146	$21.560	1,666

Invesco V.I. American Value Fund - Series II
	2006	$12.440	$14.745	12,303
	2007	$14.745	$15.609	9,649
	2008	$15.609	$8.984	8,190
	2009	$8.984	$12.285	4,451
	2010	$12.285	$14.749	4,183
	2011	$14.749	$14.613	3,230
	2012	$14.613	$16.810	3,068
	2013	$16.810	$22.122	2,825
	2014	$22.122	$23.797	2,800
	2015	$23.797	$21.195	2,807

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.593	$13.219	2,462
	2007	$13.219	$12.686	2,668
	2008	$12.686	$8.002	1,579
	2009	$8.002	$10.097	1,353
	2010	$10.097	$11.478	1,300
	2011	$11.478	$11.041	996
	2012	$11.041	$12.902	746
	2013	$12.902	$17.197	600
	2014	$17.197	$18.436	809
	2015	$18.436	$16.993	1,812

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.560	$12.788	391
	2007	$12.788	$12.987	790
	2008	$12.987	$9.866	645
	2009	$9.866	$11.875	607
	2010	$11.875	$13.072	601
	2011	$13.072	$12.678	590
	2012	$12.678	$14.000	561
	2013	$14.000	$17.180	193
	2014	$17.180	$18.361	2,236
	2015	$18.361	$17.575	2,221

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.160	$18.417	9,638
	2007	$18.417	$18.551	9,721
	2008	$18.551	$12.357	7,378
	2009	$12.357	$15.069	6,700
	2010	$15.069	$16.612	6,113
	2011	$16.612	$15.954	4,638
	2012	$15.954	$17.925	2,536
	2013	$17.925	$23.561	2,430
	2014	$23.561	$25.458	1,945
	2015	$25.458	$24.187	1,471

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.140	$12.516	2,371
	2007	$12.516	$14.462	2,083
	2008	$14.462	$7.555	2,321
	2009	$7.555	$11.608	2,032
	2010	$11.608	$14.517	1,906
	2011	$14.517	$12.930	2,054
	2012	$12.930	$14.181	0
	2013	$14.181	$19.035	0
	2014	$19.035	$20.142	0
	2015	$20.142	$19.998	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.312	$11.078	1,262
	2007	$11.078	$11.558	2,983
	2008	$11.558	$9.365	2,353
	2009	$9.365	$12.360	2,031
	2010	$12.360	$13.640	1,736
	2011	$13.640	$13.991	1,463
	2012	$13.991	$15.470	1,377
	2013	$15.470	$16.443	1,470
	2014	$16.443	$16.859	1,497
	2015	$16.859	$16.312	1,493

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.464	$12.914	728
	2007	$12.914	$13.541	797
	2008	$13.541	$9.490	828
	2009	$9.490	$11.747	809
	2010	$11.747	$13.740	185
	2011	$13.740	$12.895	194
	2012	$12.895	$14.011	192
	2013	$14.011	$18.690	154
	2014	$18.690	$19.676	147
	2015	$19.676	$18.668	150

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.050	$12.734	46,791
	2007	$12.734	$12.942	46,988
	2008	$12.942	$8.085	1,647
	2009	$8.085	$9.445	1,667
	2010	$9.445	$10.897	1,677
	2011	$10.897	$10.057	1,345
	2012	$10.057	$11.076	1,522
	2013	$11.076	$14.790	2,049
	2014	$14.790	$15.645	1,265
	2015	$15.645	$14.932	1,253

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.453	$12.143	443
	2007	$12.143	$14.469	960
	2008	$14.469	$8.780	940
	2009	$8.780	$12.557	3,256
	2010	$12.557	$15.167	3,230
	2011	$15.167	$13.406	2,574
	2012	$13.406	$15.029	2,568
	2013	$15.029	$20.244	2,180
	2014	$20.244	$21.099	2,166
	2015	$21.099	$21.296	2,142

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.829	$13.045	1,882
	2007	$13.045	$12.891	2,671
	2008	$12.891	$7.682	2,351
	2009	$7.682	$9.557	1,984
	2010	$9.557	$11.779	1,655
	2011	$11.779	$11.110	1,414
	2012	$11.110	$12.504	1,268
	2013	$12.504	$16.011	895
	2014	$16.011	$17.547	816
	2015	$17.547	$16.588	830

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.262	$14.032	61,345
	2007	$14.032	$15.698	60,480
	2008	$15.698	$8.381	13,483
	2009	$8.381	$11.871	12,435
	2010	$11.871	$12.732	12,226
	2011	$12.732	$12.339	5,636
	2012	$12.339	$13.797	4,872
	2013	$13.797	$17.547	4,390
	2014	$17.547	$19.850	3,873
	2015	$19.850	$20.142	3,333

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.405	$15.692	3,045
	2007	$15.692	$15.955	2,936
	2008	$15.955	$8.839	2,465
	2009	$8.839	$10.562	2,460
	2010	$10.562	$11.694	1,966
	2011	$11.694	$11.535	1,605
	2012	$11.535	$12.705	1,567
	2013	$12.705	$14.087	1,473
	2014	$14.087	$14.951	1,396
	2015	$14.951	$14.774	1,327

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.163	$10.479	2,424
	2007	$10.479	$10.716	4,691
	2008	$10.716	$6.415	5,028
	2009	$6.415	$6.874	5,996
	2010	$6.874	$7.517	5,976
	2011	$7.517	$7.972	5,566
	2012	$7.972	$8.630	5,725
	2013	$8.630	$8.447	6,456
	2014	$8.447	$8.875	6,389
	2015	$8.875	$8.782	6,242

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.016	$16.163	38,130
	2007	$16.163	$16.839	38,119
	2008	$16.839	$8.403	6,517
	2009	$8.403	$10.921	6,566
	2010	$10.921	$13.645	6,464
	2011	$13.645	$13.521	1,083
	2012	$13.521	$15.432	754
	2013	$15.432	$20.566	731
	2014	$20.566	$21.325	656
	2015	$21.325	$22.284	643

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.654	$21.513	9,862
	2007	$21.513	$22.422	9,449
	2008	$22.422	$13.146	9,141
	2009	$13.146	$18.001	3,977
	2010	$18.001	$20.465	4,117
	2011	$20.465	$18.395	4,031
	2012	$18.395	$21.861	2,481
	2013	$21.861	$27.278	2,259
	2014	$27.278	$27.355	873
	2015	$27.355	$27.866	835

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.035	$13.735	20,127
	2007	$13.735	$14.784	20,537
	2008	$14.784	$12.422	15,493
	2009	$12.422	$14.453	11,196
	2010	$14.453	$16.300	9,489
	2011	$16.300	$16.121	6,932
	2012	$16.121	$17.923	10,289
	2013	$17.923	$17.546	8,528
	2014	$17.546	$17.670	9,226
	2015	$17.670	$16.930	7,947

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.890	$14.909	14,922
	2007	$14.909	$14.579	14,904
	2008	$14.579	$3.069	18,259
	2009	$3.069	$3.799	20,572
	2010	$3.799	$4.271	18,564
	2011	$4.271	$4.090	15,474
	2012	$4.090	$4.539	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.092	$15.891	17,395
	2007	$15.891	$16.262	18,610
	2008	$16.262	$9.806	17,962
	2009	$9.806	$12.333	16,019
	2010	$12.333	$14.037	14,691
	2011	$14.037	$13.750	9,955
	2012	$13.750	$15.754	7,415
	2013	$15.754	$20.346	5,204
	2014	$20.346	$22.072	4,929
	2015	$22.072	$22.361	4,763

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.531	$20.879	10,709
	2007	$20.879	$20.228	10,840
	2008	$20.228	$12.322	9,035
	2009	$12.322	$16.573	8,402
	2010	$16.573	$20.039	7,808
	2011	$20.039	$19.222	5,943
	2012	$19.222	$22.224	3,988
	2013	$22.224	$30.709	3,995
	2014	$30.709	$33.691	3,348
	2015	$33.691	$31.088	2,762

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.646	9,014
	2010	$12.646	$13.993	8,473
	2011	$13.993	$14.014	7,892
	2012	$14.014	$16.428	7,114
	2013	$16.428	$21.375	6,525
	2014	$21.375	$23.662	6,548
	2015	$23.662	$22.543	5,604

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.142	$14.453	22,172
	2007	$14.453	$14.336	16,769
	2008	$14.336	$8.350	9,613
	2009	$8.350	$10.307	7,941
	2010	$10.307	$11.224	7,278
	2011	$11.224	$11.335	4,885
	2012	$11.335	$12.533	3,059
	2013	$12.533	$14.543	2,459
	2014	$14.543	$15.816	1,951
	2015	$15.816	$15.365	1,888

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.024	$15.553	9,975
	2007	$15.553	$15.730	9,388
	2008	$15.730	$10.306	8,461
	2009	$10.306	$13.691	7,944
	2010	$13.691	$15.429	7,387
	2011	$15.429	$15.098	7,178
	2012	$15.098	$16.941	6,914
	2013	$16.941	$19.891	6,850
	2014	$19.891	$21.387	6,255
	2015	$21.387	$21.051	5,954

Putnam VT Global Health Care Fund - Class IB
	2006	$13.246	$13.380	11,462
	2007	$13.380	$13.067	10,249
	2008	$13.067	$10.647	10,082
	2009	$10.647	$13.182	9,643
	2010	$13.182	$13.273	9,435
	2011	$13.273	$12.889	3,822
	2012	$12.889	$15.484	2,312
	2013	$15.484	$21.554	1,333
	2014	$21.554	$27.033	1,249
	2015	$27.033	$28.631	1,175

Putnam VT Global Utilities Fund - Class IB
	2006	$17.937	$22.391	1,335
	2007	$22.391	$26.387	1,320
	2008	$26.387	$18.022	107
	2009	$18.022	$19.011	84
	2010	$19.011	$19.023	65
	2011	$19.023	$17.682	47
	2012	$17.682	$18.249	0
	2013	$18.249	$20.409	0
	2014	$20.409	$22.978	0
	2015	$22.978	$20.339	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.260	$17.382	35,269
	2007	$17.382	$16.046	31,727
	2008	$16.046	$9.665	25,121
	2009	$9.665	$12.328	21,440
	2010	$12.328	$13.856	20,170
	2011	$13.856	$12.983	15,663
	2012	$12.983	$15.198	11,280
	2013	$15.198	$20.262	6,178
	2014	$20.262	$22.046	5,465
	2015	$22.046	$20.032	4,991

Putnam VT High Yield Fund - Class IB
	2006	$14.698	$15.963	12,108
	2007	$15.963	$16.122	5,306
	2008	$16.122	$11.712	4,310
	2009	$11.712	$17.284	3,807
	2010	$17.284	$19.368	3,414
	2011	$19.368	$19.365	1,659
	2012	$19.365	$22.074	1,538
	2013	$22.074	$23.394	1,409
	2014	$23.394	$23.345	1,408
	2015	$23.345	$21.711	945

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.788	$11.080	26,139
	2007	$11.080	$11.455	17,018
	2008	$11.455	$8.563	12,522
	2009	$8.563	$12.339	9,120
	2010	$12.339	$13.321	10,881
	2011	$13.321	$13.745	7,389
	2012	$13.745	$14.956	7,219
	2013	$14.956	$14.971	7,436
	2014	$14.971	$15.660	6,021
	2015	$15.660	$15.163	5,880

Putnam VT International Equity Fund - Class IB
	2006	$16.861	$21.161	3,337
	2007	$21.161	$22.530	3,654
	2008	$22.530	$12.408	3,439
	2009	$12.408	$15.195	4,435
	2010	$15.195	$16.428	3,996
	2011	$16.428	$13.409	2,717
	2012	$13.409	$16.063	1,792
	2013	$16.063	$20.214	1,696
	2014	$20.214	$18.516	1,647
	2015	$18.516	$18.219	1,634

Putnam VT Investors Fund - Class IB
	2006	$15.388	$17.228	12,135
	2007	$17.228	$16.052	9,111
	2008	$16.052	$9.535	4,948
	2009	$9.535	$12.257	4,534
	2010	$12.257	$13.720	4,220
	2011	$13.720	$13.488	1,699
	2012	$13.488	$15.483	1,287
	2013	$15.483	$20.557	1,193
	2014	$20.557	$23.010	1,225
	2015	$23.010	$22.117	1,213

Putnam VT Money Market Fund - Class IB
	2006	$9.828	$10.081	25,126
	2007	$10.081	$10.379	17,347
	2008	$10.379	$10.460	17,302
	2009	$10.460	$10.300	20,609
	2010	$10.300	$10.124	12,881
	2011	$10.124	$9.950	9,311
	2012	$9.950	$9.777	9,525
	2013	$9.777	$9.608	10,807
	2014	$9.608	$9.442	11,192
	2015	$9.442	$9.278	8,608

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.827	$16.883	1,195
	2007	$16.883	$17.540	1,107
	2008	$17.540	$10.557	1,106
	2009	$10.557	$13.707	1,105
	2010	$13.707	$16.102	1,918
	2011	$16.102	$15.019	1,481
	2012	$15.019	$17.230	0
	2013	$17.230	$23.099	0
	2014	$23.099	$25.759	0
	2015	$25.759	$25.238	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.216	$19.626	12,815
	2007	$19.626	$18.340	12,449
	2008	$18.340	$9.955	9,758
	2009	$9.955	$9.371	0

Putnam VT Research Fund - Class IB
	2006	$14.295	$15.636	1,139
	2007	$15.636	$15.449	1,103
	2008	$15.449	$9.328	510
	2009	$9.328	$12.208	509
	2010	$12.208	$13.960	0
	2011	$13.960	$13.478	0
	2012	$13.478	$15.616	0
	2013	$15.616	$20.464	0
	2014	$20.464	$23.096	0
	2015	$23.096	$22.343	0

Putnam VT Vista Fund - Class IB
	2006	$17.434	$18.066	3,271
	2007	$18.066	$18.426	3,249
	2008	$18.426	$9.859	1,750
	2009	$9.859	$13.441	1,715
	2010	$13.441	$15.344	0

Putnam VT Voyager Fund - Class IB
	2006	$13.302	$13.781	15,275
	2007	$13.781	$14.288	13,529
	2008	$14.288	$8.840	12,967
	2009	$8.840	$14.236	11,313
	2010	$14.236	$16.898	10,812
	2011	$16.898	$13.641	4,763
	2012	$13.641	$15.310	1,723
	2013	$15.310	$21.621	1,723
	2014	$21.621	$23.311	1,168
	2015	$23.311	$21.505	1,168

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.551	$18.020	933
	2007	$18.020	$18.837	1,417
	2008	$18.837	$15.737	1,293
	2009	$15.737	$20.120	1,175
	2010	$20.120	$21.695	1,015
	2011	$21.695	$22.787	733
	2012	$22.787	$26.392	599
	2013	$26.392	$23.662	522
	2014	$23.662	$23.922	522
	2015	$23.922	$23.229	35

UIF Global Franchise Portfolio, Class II
	2006	$12.192	$14.558	1,284
	2007	$14.558	$15.702	1,559
	2008	$15.702	$10.964	1,637
	2009	$10.964	$13.958	2,807
	2010	$13.958	$15.641	2,995
	2011	$15.641	$16.761	2,197
	2012	$16.761	$19.036	1,151
	2013	$19.036	$22.383	810
	2014	$22.383	$22.985	807
	2015	$22.985	$23.986	797

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.226	$12.507	12,478
	2007	$12.507	$14.980	10,571
	2008	$14.980	$7.479	4,207
	2009	$7.479	$12.166	4,008
	2010	$12.166	$14.688	3,857
	2011	$14.688	$14.029	3,752
	2012	$14.029	$15.766	2,977
	2013	$15.766	$22.939	3,427
	2014	$22.939	$23.974	2,583
	2015	$23.974	$26.440	1,860

UIF Growth Portfolio, Class II
	2006	$12.172	$12.417	2,529
	2007	$12.417	$14.843	2,238
	2008	$14.843	$7.387	0
	2009	$7.387	$11.987	0
	2010	$11.987	$14.442	0
	2011	$14.442	$13.760	0
	2012	$13.760	$15.420	135
	2013	$15.420	$22.383	0
	2014	$22.383	$23.333	0
	2015	$23.333	$25.671	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.823	862
	2007	$9.823	$11.833	1,361
	2008	$11.833	$6.184	1,662
	2009	$6.184	$9.562	2,392
	2010	$9.562	$12.428	2,212
	2011	$12.428	$11.336	1,954
	2012	$11.336	$12.083	2,033
	2013	$12.083	$16.324	1,856
	2014	$16.324	$16.335	1,869
	2015	$16.335	$15.089	1,923

UIF Small Company Growth Portfolio, Class II
	2006	$17.606	$19.348	5,546
	2007	$19.348	$19.572	5,476
	2008	$19.572	$11.455	5,010
	2009	$11.455	$16.506	1,371
	2010	$16.506	$20.526	1,260
	2011	$20.526	$18.412	646
	2012	$18.412	$20.751	148
	2013	$20.751	$34.935	286
	2014	$34.935	$29.569	156
	2015	$29.569	$26.209	155

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.279	$30.139	6,875
	2007	$30.139	$24.497	7,854
	2008	$24.497	$14.910	7,080
	2009	$14.910	$18.824	5,935
	2010	$18.824	$23.959	4,800
	2011	$23.959	$24.876	3,221
	2012	$24.876	$28.260	2,289
	2013	$28.260	$28.255	2,320
	2014	$28.255	$35.934	1,973
	2015	$35.934	$35.987	1,596

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.944	$10.179	2,291
	2007	$10.179	$10.447	3,072
	2008	$10.447	$10.449	4,984
	2009	$10.449	$10.274	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.256	0
	2007	$10.256	$11.814	25,194
	2008	$11.814	$6.649	36,627
	2009	$6.649	$8.846	39,538
	2010	$8.846	$10.158	36,285
	2011	$10.158	$9.699	38,444
	2012	$9.699	$11.063	26,445
	2013	$11.063	$14.228	21,073
	2014	$14.228	$15.602	16,829
	2015	$15.602	$15.386	16,409

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.447	0
	2007	$10.447	$11.123	1,011
	2008	$11.123	$8.175	19,689
	2009	$8.175	$9.952	19,202
	2010	$9.952	$11.000	19,078
	2011	$11.000	$10.757	18,587
	2012	$10.757	$11.788	17,419
	2013	$11.788	$13.104	1,002
	2014	$13.104	$13.412	320
	2015	$13.412	$13.102	317

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.477	0
	2007	$10.477	$11.314	4,689
	2008	$11.314	$7.467	11,041
	2009	$7.467	$9.426	10,970
	2010	$9.426	$10.584	10,352
	2011	$10.584	$10.266	9,853
	2012	$10.266	$11.400	9,376
	2013	$11.400	$12.946	0
	2014	$12.946	$13.299	0
	2015	$13.299	$13.001	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.486	0
	2007	$10.486	$11.438	321
	2008	$11.438	$6.945	381
	2009	$6.945	$8.948	458
	2010	$8.948	$10.184	421
	2011	$10.184	$9.719	417
	2012	$9.719	$10.994	414
	2013	$10.994	$13.108	0
	2014	$13.108	$13.484	0
	2015	$13.484	$13.173	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.338	0
	2007	$10.338	$10.753	2,697
	2008	$10.753	$9.430	7,723
	2009	$9.430	$10.617	4,706
	2010	$10.617	$11.183	5,120
	2011	$11.183	$11.136	4,921
	2012	$11.136	$11.621	4,751
	2013	$11.621	$12.007	1,535
	2014	$12.007	$12.209	552
	2015	$12.209	$11.922	505

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.256	1,459

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.733	0
	2007	$9.733	$11.690	89
	2008	$11.690	$6.340	3,211
	2009	$6.340	$8.993	4,269
	2010	$8.993	$10.578	3,105
	2011	$10.578	$10.436	6,008
	2012	$10.436	$12.112	5,709
	2013	$12.112	$16.012	5,552
	2014	$16.012	$17.665	2,181
	2015	$17.665	$18.733	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.809	0
	2007	$10.809	$11.165	8,417
	2008	$11.165	$6.890	13,290
	2009	$6.890	$8.547	14,598
	2010	$8.547	$9.630	12,814
	2011	$9.630	$9.627	29,229
	2012	$9.627	$10.932	21,317
	2013	$10.932	$14.162	10,057
	2014	$14.162	$15.757	5,926
	2015	$15.757	$15.642	5,879

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.865	0
	2007	$9.865	$11.173	11,520
	2008	$11.173	$6.627	15,668
	2009	$6.627	$9.096	16,978
	2010	$9.096	$11.485	18,372
	2011	$11.485	$10.056	13,559
	2012	$10.056	$11.314	11,621
	2013	$11.314	$15.097	6,831
	2014	$15.097	$15.721	6,337
	2015	$15.721	$15.188	6,792

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.808	$16.980	2,079
	2007	$16.980	$16.056	109,401
	2008	$16.056	$10.227	85,815
	2009	$10.227	$12.711	81,224
	2010	$12.711	$14.566	67,997
	2011	$14.566	$14.650	54,984
	2012	$14.650	$16.146	51,146
	2013	$16.146	$20.552	37,161
	2014	$20.552	$22.028	27,938
	2015	$22.028	$21.437	25,714

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.202	$13.008	693
	2007	$13.008	$13.254	136,788
	2008	$13.254	$9.156	135,562
	2009	$9.156	$12.194	120,475
	2010	$12.194	$13.493	58,137
	2011	$13.493	$13.568	41,166
	2012	$13.568	$15.011	30,994
	2013	$15.011	$16.797	29,732
	2014	$16.797	$17.258	19,233
	2015	$17.258	$15.753	17,537

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.442	$11.373	1,375
	2007	$11.373	$11.864	51,311
	2008	$11.864	$7.628	51,115
	2009	$7.628	$9.719	45,583
	2010	$9.719	$10.652	43,854
	2011	$10.652	$10.304	43,263
	2012	$10.304	$11.371	36,449
	2013	$11.371	$14.365	20,222
	2014	$14.365	$15.866	16,377
	2015	$15.866	$16.458	14,923

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.004	0
	2007	$11.004	$12.086	5,273
	2008	$12.086	$8.492	13,487
	2009	$8.492	$10.285	16,434
	2010	$10.285	$11.308	10,319
	2011	$11.308	$10.778	9,878
	2012	$10.778	$11.998	6,523
	2013	$11.998	$15.038	6,240
	2014	$15.038	$15.611	5,720
	2015	$15.611	$14.772	3,789

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.255	$17.737	899
	2007	$17.737	$18.023	145,401
	2008	$18.023	$11.132	123,770
	2009	$11.132	$13.781	110,869
	2010	$13.781	$15.049	102,660
	2011	$15.049	$14.626	96,644
	2012	$14.626	$16.410	88,207
	2013	$16.410	$20.671	73,640
	2014	$20.671	$21.747	60,507
	2015	$21.747	$20.303	54,107

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.928	$21.747	2,666
	2007	$21.747	$20.847	68,049
	2008	$20.847	$13.713	57,856
	2009	$13.713	$17.395	52,014
	2010	$17.395	$21.905	49,524
	2011	$21.905	$20.705	46,631
	2012	$20.705	$24.072	40,152
	2013	$24.072	$32.209	32,533
	2014	$32.209	$31.813	27,050
	2015	$31.813	$28.935	25,793

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.534	$18.718	0
	2007	$18.718	$20.448	0
	2008	$20.448	$11.547	0
	2009	$11.547	$16.282	0
	2010	$16.282	$20.409	0
	2011	$20.409	$19.076	0
	2012	$19.076	$20.766	0
	2013	$20.766	$28.176	0
	2014	$28.176	$29.740	0
	2015	$29.740	$28.431	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.298	$10.520	205
	2007	$10.520	$11.014	21,851
	2008	$11.014	$11.637	59,688
	2009	$11.637	$11.783	77,603
	2010	$11.783	$12.183	40,348
	2011	$12.183	$12.646	16,458
	2012	$12.646	$12.653	29,540
	2013	$12.653	$12.148	9,818
	2014	$12.148	$12.335	6,089
	2015	$12.335	$12.171	4,281

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.896	$32.578	612
	2007	$32.578	$41.201	15,502
	2008	$41.201	$19.136	15,917
	2009	$19.136	$32.436	13,217
	2010	$32.436	$37.459	13,884
	2011	$37.459	$30.956	14,327
	2012	$30.956	$34.402	11,988
	2013	$34.402	$33.474	10,029
	2014	$33.474	$30.116	9,071
	2015	$30.116	$23.779	8,590

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.148	$20.453	980
	2007	$20.453	$23.190	90,772
	2008	$23.190	$13.578	79,582
	2009	$13.578	$18.275	64,943
	2010	$18.275	$19.457	66,221
	2011	$19.457	$17.077	60,000
	2012	$17.077	$19.829	46,392
	2013	$19.829	$23.947	31,885
	2014	$23.947	$20.900	28,284
	2015	$20.900	$19.193	26,627

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.841	$15.330	0
	2007	$15.330	$16.710	0
	2008	$16.710	$17.429	306
	2009	$17.429	$20.316	304
	2010	$20.316	$22.835	90
	2011	$22.835	$22.232	89
	2012	$22.232	$25.122	89
	2013	$25.122	$25.075	88
	2014	$25.075	$25.077	88
	2015	$25.077	$23.568	87

Invesco V.I. American Franchise Fund - Series II
	2006	$13.027	$13.131	0
	2007	$13.131	$15.040	39,169
	2008	$15.040	$7.516	26,423
	2009	$7.516	$12.227	22,573
	2010	$12.227	$14.358	19,466
	2011	$14.358	$13.200	16,463
	2012	$13.200	$14.700	12,517
	2013	$14.700	$20.183	8,072
	2014	$20.183	$21.440	6,185
	2015	$21.440	$22.057	5,602

Invesco V.I. American Value Fund - Series I
	2006	$12.455	$14.764	47,213
	2007	$14.764	$15.636	40,017
	2008	$15.636	$9.015	41,912
	2009	$9.015	$12.325	40,402
	2010	$12.325	$14.797	26,884
	2011	$14.797	$14.667	21,845
	2012	$14.667	$16.897	18,829
	2013	$16.897	$22.281	17,853
	2014	$22.281	$24.015	16,603
	2015	$24.015	$21.433	18,244

Invesco V.I. American Value Fund - Series II
	2006	$12.429	$14.725	20,831
	2007	$14.725	$15.580	18,205
	2008	$15.580	$8.963	19,073
	2009	$8.963	$12.250	14,243
	2010	$12.250	$14.699	16,572
	2011	$14.699	$14.556	14,157
	2012	$14.556	$16.735	10,900
	2013	$16.735	$22.013	9,726
	2014	$22.013	$23.668	9,053
	2015	$23.668	$21.069	8,813

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.583	$13.202	0
	2007	$13.202	$12.662	58,775
	2008	$12.662	$7.983	43,666
	2009	$7.983	$10.067	37,945
	2010	$10.067	$11.439	31,506
	2011	$11.439	$10.998	28,851
	2012	$10.998	$12.845	23,347
	2013	$12.845	$17.113	15,545
	2014	$17.113	$18.336	12,668
	2015	$18.336	$16.892	12,515

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.550	$12.771	0
	2007	$12.771	$12.962	22,202
	2008	$12.962	$9.843	17,204
	2009	$9.843	$11.841	7,700
	2010	$11.841	$13.028	6,753
	2011	$13.028	$12.629	6,817
	2012	$12.629	$13.939	6,038
	2013	$13.939	$17.096	4,874
	2014	$17.096	$18.262	4,386
	2015	$18.262	$17.471	7,181

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.147	$18.392	1,547
	2007	$18.392	$18.517	103,903
	2008	$18.517	$12.328	74,885
	2009	$12.328	$15.026	72,012
	2010	$15.026	$16.556	59,872
	2011	$16.556	$15.893	47,752
	2012	$15.893	$17.847	36,181
	2013	$17.847	$23.447	24,632
	2014	$23.447	$25.322	20,246
	2015	$25.322	$24.044	18,805

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.129	$12.499	0
	2007	$12.499	$14.435	32,662
	2008	$14.435	$7.537	33,894
	2009	$7.537	$11.574	31,347
	2010	$11.574	$14.468	22,911
	2011	$14.468	$12.879	17,007
	2012	$12.879	$14.119	15,684
	2013	$14.119	$18.942	12,482
	2014	$18.942	$20.033	11,760
	2015	$20.033	$19.880	2,614

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.305	$11.066	97
	2007	$11.066	$11.539	38,884
	2008	$11.539	$9.345	31,045
	2009	$9.345	$12.327	33,109
	2010	$12.327	$13.597	31,465
	2011	$13.597	$13.940	28,240
	2012	$13.940	$15.405	19,405
	2013	$15.405	$16.366	16,164
	2014	$16.366	$16.772	13,167
	2015	$16.772	$16.219	13,649

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.456	$12.899	0
	2007	$12.899	$13.519	6,346
	2008	$13.519	$9.470	5,665
	2009	$9.470	$11.716	5,648
	2010	$11.716	$13.696	5,634
	2011	$13.696	$12.847	5,508
	2012	$12.847	$13.952	6,184
	2013	$13.952	$18.602	5,356
	2014	$18.602	$19.574	3,352
	2015	$19.574	$18.561	3,233

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.043	$12.720	0
	2007	$12.720	$12.920	25,973
	2008	$12.920	$8.067	24,813
	2009	$8.067	$9.420	23,495
	2010	$9.420	$10.862	19,637
	2011	$10.862	$10.020	16,205
	2012	$10.020	$11.029	8,740
	2013	$11.029	$14.721	7,370
	2014	$14.721	$15.563	6,093
	2015	$15.563	$14.847	3,811

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.446	$12.129	0
	2007	$12.129	$14.445	20,067
	2008	$14.445	$8.761	21,852
	2009	$8.761	$12.523	20,385
	2010	$12.523	$15.119	18,028
	2011	$15.119	$13.356	13,664
	2012	$13.356	$14.967	11,879
	2013	$14.967	$20.149	10,086
	2014	$20.149	$20.989	9,699
	2015	$20.989	$21.175	9,648

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.821	$13.030	0
	2007	$13.030	$12.870	35,121
	2008	$12.870	$7.665	29,890
	2009	$7.665	$9.531	28,021
	2010	$9.531	$11.741	23,868
	2011	$11.741	$11.069	22,431
	2012	$11.069	$12.451	16,794
	2013	$12.451	$15.936	9,260
	2014	$15.936	$17.455	7,944
	2015	$17.455	$16.493	7,516

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.244	$14.006	2,259
	2007	$14.006	$15.661	141,726
	2008	$15.661	$8.357	122,017
	2009	$8.357	$11.831	111,227
	2010	$11.831	$12.682	69,326
	2011	$12.682	$12.284	58,231
	2012	$12.284	$13.730	53,625
	2013	$13.730	$17.452	45,590
	2014	$17.452	$19.733	33,364
	2015	$19.733	$20.013	30,757

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.394	$15.672	1,527
	2007	$15.672	$15.926	46,454
	2008	$15.926	$8.819	33,181
	2009	$8.819	$10.532	32,392
	2010	$10.532	$11.655	30,956
	2011	$11.655	$11.490	22,174
	2012	$11.490	$12.650	19,633
	2013	$12.650	$14.018	16,819
	2014	$14.018	$14.871	12,275
	2015	$14.871	$14.687	10,126

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.156	$10.467	103
	2007	$10.467	$10.699	30,223
	2008	$10.699	$6.402	34,966
	2009	$6.402	$6.856	37,514
	2010	$6.856	$7.493	68,948
	2011	$7.493	$7.942	60,827
	2012	$7.942	$8.593	56,547
	2013	$8.593	$8.408	51,949
	2014	$8.408	$8.829	42,855
	2015	$8.829	$8.732	42,856

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.003	$16.142	1,699
	2007	$16.142	$16.808	30,364
	2008	$16.808	$8.383	30,468
	2009	$8.383	$10.890	30,711
	2010	$10.890	$13.600	22,976
	2011	$13.600	$13.469	20,194
	2012	$13.469	$15.365	12,384
	2013	$15.365	$20.466	11,148
	2014	$20.466	$21.210	10,615
	2015	$21.210	$22.153	6,300

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.639	$21.485	0
	2007	$21.485	$22.381	46,754
	2008	$22.381	$13.115	40,479
	2009	$13.115	$17.949	35,012
	2010	$17.949	$20.397	30,531
	2011	$20.397	$18.324	26,652
	2012	$18.324	$21.765	24,794
	2013	$21.765	$27.146	16,677
	2014	$27.146	$27.208	13,895
	2015	$27.208	$27.702	13,063

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.024	$13.717	1,313
	2007	$13.717	$14.757	185,190
	2008	$14.757	$12.393	145,242
	2009	$12.393	$14.412	141,347
	2010	$14.412	$16.245	116,048
	2011	$16.245	$16.059	92,778
	2012	$16.059	$17.844	89,745
	2013	$17.844	$17.461	92,894
	2014	$17.461	$17.575	74,803
	2015	$17.575	$16.831	70,268

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.879	$14.889	4,515
	2007	$14.889	$14.552	68,088
	2008	$14.552	$3.062	124,380
	2009	$3.062	$3.788	130,817
	2010	$3.788	$4.257	99,441
	2011	$4.257	$4.074	83,297
	2012	$4.074	$4.520	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.081	$15.871	4,560
	2007	$15.871	$16.232	146,642
	2008	$16.232	$9.784	128,655
	2009	$9.784	$12.298	117,880
	2010	$12.298	$13.990	105,524
	2011	$13.990	$13.697	89,311
	2012	$13.697	$15.685	73,711
	2013	$15.685	$20.247	56,002
	2014	$20.247	$21.953	48,601
	2015	$21.953	$22.230	44,478

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.516	$20.851	771
	2007	$20.851	$20.191	43,283
	2008	$20.191	$12.293	40,551
	2009	$12.293	$16.526	36,740
	2010	$16.526	$19.972	29,668
	2011	$19.972	$19.148	22,064
	2012	$19.148	$22.127	18,143
	2013	$22.127	$30.560	12,196
	2014	$30.560	$33.510	10,546
	2015	$33.510	$30.905	11,994

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.610	77,736
	2010	$12.610	$13.946	70,675
	2011	$13.946	$13.960	62,071
	2012	$13.960	$16.356	48,938
	2013	$16.356	$21.271	42,956
	2014	$21.271	$23.535	34,116
	2015	$23.535	$22.410	31,837

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.131	$14.434	3,837
	2007	$14.434	$14.309	164,339
	2008	$14.309	$8.330	136,446
	2009	$8.330	$10.278	136,826
	2010	$10.278	$11.187	121,145
	2011	$11.187	$11.291	101,116
	2012	$11.291	$12.478	94,261
	2013	$12.478	$14.473	86,391
	2014	$14.473	$15.731	77,748
	2015	$15.731	$15.275	73,240

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.013	$15.532	324
	2007	$15.532	$15.701	55,772
	2008	$15.701	$10.282	70,070
	2009	$10.282	$13.652	70,570
	2010	$13.652	$15.378	69,402
	2011	$15.378	$15.040	59,586
	2012	$15.040	$16.867	57,077
	2013	$16.867	$19.795	46,448
	2014	$19.795	$21.272	44,605
	2015	$21.272	$20.927	43,208

Putnam VT Global Health Care Fund - Class IB
	2006	$13.236	$13.362	0
	2007	$13.362	$13.043	28,029
	2008	$13.043	$10.622	23,212
	2009	$10.622	$13.145	19,896
	2010	$13.145	$13.228	17,514
	2011	$13.228	$12.839	13,556
	2012	$12.839	$15.416	12,337
	2013	$15.416	$21.449	10,237
	2014	$21.449	$26.888	9,271
	2015	$26.888	$28.463	8,235

Putnam VT Global Utilities Fund - Class IB
	2006	$17.923	$22.361	0
	2007	$22.361	$26.339	8,397
	2008	$26.339	$17.980	6,615
	2009	$17.980	$18.957	6,625
	2010	$18.957	$18.959	5,611
	2011	$18.959	$17.614	5,022
	2012	$17.614	$18.169	3,869
	2013	$18.169	$20.309	3,554
	2014	$20.309	$22.854	2,737
	2015	$22.854	$20.219	2,698

Putnam VT Growth and Income Fund - Class IB
	2006	$15.248	$17.359	253
	2007	$17.359	$16.017	190,623
	2008	$16.017	$9.643	185,950
	2009	$9.643	$12.293	170,475
	2010	$12.293	$13.809	161,306
	2011	$13.809	$12.933	134,278
	2012	$12.933	$15.132	115,259
	2013	$15.132	$20.163	105,077
	2014	$20.163	$21.928	100,575
	2015	$21.928	$19.914	92,601

Putnam VT High Yield Fund - Class IB
	2006	$14.686	$15.942	248
	2007	$15.942	$16.093	86,060
	2008	$16.093	$11.685	72,135
	2009	$11.685	$17.235	69,502
	2010	$17.235	$19.303	85,107
	2011	$19.303	$19.291	69,396
	2012	$19.291	$21.978	64,119
	2013	$21.978	$23.280	61,437
	2014	$23.280	$23.219	52,652
	2015	$23.219	$21.583	52,038

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.780	$11.066	0
	2007	$11.066	$11.434	213,444
	2008	$11.434	$8.543	158,901
	2009	$8.543	$12.304	140,038
	2010	$12.304	$13.277	126,925
	2011	$13.277	$13.692	105,661
	2012	$13.692	$14.891	99,705
	2013	$14.891	$14.898	84,852
	2014	$14.898	$15.576	77,827
	2015	$15.576	$15.074	74,699

Putnam VT International Equity Fund - Class IB
	2006	$16.847	$21.133	127
	2007	$21.133	$22.489	78,174
	2008	$22.489	$12.379	81,147
	2009	$12.379	$15.152	75,752
	2010	$15.152	$16.373	80,104
	2011	$16.373	$13.357	70,520
	2012	$13.357	$15.992	60,677
	2013	$15.992	$20.115	49,296
	2014	$20.115	$18.416	43,344
	2015	$18.416	$18.112	38,496

Putnam VT Investors Fund - Class IB
	2006	$15.376	$17.206	0
	2007	$17.206	$16.023	45,471
	2008	$16.023	$9.513	47,407
	2009	$9.513	$12.222	46,564
	2010	$12.222	$13.674	43,817
	2011	$13.674	$13.436	34,925
	2012	$13.436	$15.415	30,512
	2013	$15.415	$20.457	24,877
	2014	$20.457	$22.886	23,933
	2015	$22.886	$21.987	23,419

Putnam VT Money Market Fund - Class IB
	2006	$9.820	$10.068	3,691
	2007	$10.068	$10.360	140,659
	2008	$10.360	$10.436	173,335
	2009	$10.436	$10.270	169,629
	2010	$10.270	$10.090	151,666
	2011	$10.090	$9.911	130,856
	2012	$9.911	$9.734	112,419
	2013	$9.734	$9.561	111,071
	2014	$9.561	$9.391	78,512
	2015	$9.391	$9.224	74,825

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.814	$16.861	180
	2007	$16.861	$17.508	28,931
	2008	$17.508	$10.532	17,602
	2009	$10.532	$13.668	15,090
	2010	$13.668	$16.049	34,700
	2011	$16.049	$14.961	27,089
	2012	$14.961	$17.155	20,182
	2013	$17.155	$22.987	16,831
	2014	$22.987	$25.621	13,493
	2015	$25.621	$25.089	10,887

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.202	$19.600	0
	2007	$19.600	$18.307	89,558
	2008	$18.307	$9.932	81,541
	2009	$9.932	$9.349	0

Putnam VT Research Fund - Class IB
	2006	$14.284	$15.616	0
	2007	$15.616	$15.420	26,302
	2008	$15.420	$9.307	17,572
	2009	$9.307	$12.173	17,236
	2010	$12.173	$13.914	15,339
	2011	$13.914	$13.426	9,429
	2012	$13.426	$15.548	7,300
	2013	$15.548	$20.364	6,117
	2014	$20.364	$22.972	3,801
	2015	$22.972	$22.212	2,879

Putnam VT Vista Fund - Class IB
	2006	$17.420	$18.042	140
	2007	$18.042	$18.392	31,540
	2008	$18.392	$9.836	27,416
	2009	$9.836	$13.403	25,475
	2010	$13.403	$15.294	0

Putnam VT Voyager Fund - Class IB
	2006	$13.291	$13.763	372
	2007	$13.763	$14.262	147,769
	2008	$14.262	$8.819	138,420
	2009	$8.819	$14.196	114,783
	2010	$14.196	$16.841	111,430
	2011	$16.841	$13.588	91,054
	2012	$13.588	$15.243	77,396
	2013	$15.243	$21.516	59,564
	2014	$21.516	$23.185	52,825
	2015	$23.185	$21.378	49,116

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.537	$17.997	1,062
	2007	$17.997	$18.803	22,037
	2008	$18.803	$15.700	15,884
	2009	$15.700	$20.062	15,317
	2010	$20.062	$21.623	18,858
	2011	$21.623	$22.699	16,361
	2012	$22.699	$26.277	16,958
	2013	$26.277	$23.546	16,702
	2014	$23.546	$23.793	14,618
	2015	$23.793	$23.093	14,215

UIF Global Franchise Portfolio, Class II
	2006	$12.180	$14.536	16,282
	2007	$14.536	$15.670	22,543
	2008	$15.670	$10.936	17,113
	2009	$10.936	$13.915	14,053
	2010	$13.915	$15.586	13,646
	2011	$15.586	$16.693	12,772
	2012	$16.693	$18.949	8,723
	2013	$18.949	$22.269	4,088
	2014	$22.269	$22.857	3,597
	2015	$22.857	$23.840	5,584

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.215	$12.490	39,742
	2007	$12.490	$14.952	33,760
	2008	$14.952	$7.461	34,702
	2009	$7.461	$12.131	27,265
	2010	$12.131	$14.638	19,511
	2011	$14.638	$13.974	17,882
	2012	$13.974	$15.697	16,748
	2013	$15.697	$22.827	12,712
	2014	$22.827	$23.844	7,638
	2015	$23.844	$26.284	9,271

UIF Growth Portfolio, Class II
	2006	$12.162	$12.400	2,469
	2007	$12.400	$14.815	962
	2008	$14.815	$7.370	1,285
	2009	$7.370	$11.953	1,064
	2010	$11.953	$14.394	1,001
	2011	$14.394	$13.707	1,053
	2012	$13.707	$15.352	1,054
	2013	$15.352	$22.273	863
	2014	$22.273	$23.207	497
	2015	$23.207	$25.519	449

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.820	9,293
	2007	$9.820	$11.823	8,806
	2008	$11.823	$6.175	14,967
	2009	$6.175	$9.544	13,049
	2010	$9.544	$12.398	12,013
	2011	$12.398	$11.303	11,545
	2012	$11.303	$12.042	9,830
	2013	$12.042	$16.260	6,378
	2014	$16.260	$16.263	3,685
	2015	$16.263	$15.015	3,580

UIF Small Company Growth Portfolio, Class II
	2006	$17.582	$19.312	14,967
	2007	$19.312	$19.526	13,599
	2008	$19.526	$11.422	12,638
	2009	$11.422	$16.450	11,510
	2010	$16.450	$20.446	13,972
	2011	$20.446	$18.331	13,406
	2012	$18.331	$20.650	11,944
	2013	$20.650	$34.746	10,833
	2014	$34.746	$29.393	9,877
	2015	$29.393	$26.040	9,905

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.261	$30.100	34,174
	2007	$30.100	$24.452	31,753
	2008	$24.452	$14.875	30,993
	2009	$14.875	$18.771	26,760
	2010	$18.771	$23.879	22,937
	2011	$23.879	$24.780	17,029
	2012	$24.780	$28.137	13,017
	2013	$28.137	$28.118	10,773
	2014	$28.118	$35.741	7,747
	2015	$35.741	$35.776	7,525

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.934	$10.164	106
	2007	$10.164	$10.426	49,881
	2008	$10.426	$10.422	44,205
	2009	$10.422	$10.243	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.252	0
	2007	$10.252	$11.804	17,211
	2008	$11.804	$6.640	17,436
	2009	$6.640	$8.830	11,859
	2010	$8.830	$10.134	9,596
	2011	$10.134	$9.671	7,970
	2012	$9.671	$11.025	5,891
	2013	$11.025	$14.172	5,203
	2014	$14.172	$15.533	3,549
	2015	$15.533	$15.310	3,526

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.444	0
	2007	$10.444	$11.114	0
	2008	$11.114	$8.164	0
	2009	$8.164	$9.933	0
	2010	$9.933	$10.974	0
	2011	$10.974	$10.726	0
	2012	$10.726	$11.748	0
	2013	$11.748	$13.053	0
	2014	$13.053	$13.353	513
	2015	$13.353	$13.038	511

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.473	0
	2007	$10.473	$11.304	0
	2008	$11.304	$7.456	0
	2009	$7.456	$9.409	7,678
	2010	$9.409	$10.559	7,626
	2011	$10.559	$10.237	7,578
	2012	$10.237	$11.361	7,758
	2013	$11.361	$12.896	229
	2014	$12.896	$13.240	227
	2015	$13.240	$12.937	225

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.482	0
	2007	$10.482	$11.428	0
	2008	$11.428	$6.936	0
	2009	$6.936	$8.931	0
	2010	$8.931	$10.160	0
	2011	$10.160	$9.691	0
	2012	$9.691	$10.956	0
	2013	$10.956	$13.057	0
	2014	$13.057	$13.425	0
	2015	$13.425	$13.108	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.335	0
	2007	$10.335	$10.743	0
	2008	$10.743	$9.417	1,007
	2009	$9.417	$10.597	0
	2010	$10.597	$11.157	0
	2011	$11.157	$11.104	0
	2012	$11.104	$11.581	0
	2013	$11.581	$11.960	0
	2014	$11.960	$12.156	0
	2015	$12.156	$11.864	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.166	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.729	0
	2007	$9.729	$11.680	0
	2008	$11.680	$6.332	0
	2009	$6.332	$8.976	0
	2010	$8.976	$10.553	0
	2011	$10.553	$10.406	0
	2012	$10.406	$12.071	0
	2013	$12.071	$15.950	0
	2014	$15.950	$17.587	0
	2015	$17.587	$18.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.805	0
	2007	$10.805	$11.155	0
	2008	$11.155	$6.881	0
	2009	$6.881	$8.531	516
	2010	$8.531	$9.607	492
	2011	$9.607	$9.599	467
	2012	$9.599	$10.895	444
	2013	$10.895	$14.107	657
	2014	$14.107	$15.687	633
	2015	$15.687	$15.565	608

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.862	0
	2007	$9.862	$11.164	797
	2008	$11.164	$6.618	2,268
	2009	$6.618	$9.079	905
	2010	$9.079	$11.458	900
	2011	$11.458	$10.027	895
	2012	$10.027	$11.275	890
	2013	$11.275	$15.038	885
	2014	$15.038	$15.651	2,681
	2015	$15.651	$15.113	2,667

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.767	$16.925	1,716
	2007	$16.925	$15.996	16,083
	2008	$15.996	$10.183	13,318
	2009	$10.183	$12.650	9,632
	2010	$12.650	$14.489	9,130
	2011	$14.489	$14.565	4,053
	2012	$14.565	$16.045	4,060
	2013	$16.045	$20.413	3,893
	2014	$20.413	$21.868	3,444
	2015	$21.868	$21.270	2,760

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.192	$12.991	0
	2007	$12.991	$13.229	12,621
	2008	$13.229	$9.135	14,413
	2009	$9.135	$12.158	13,832
	2010	$12.158	$13.447	13,259
	2011	$13.447	$13.515	13,234
	2012	$13.515	$14.944	6,661
	2013	$14.944	$16.715	6,393
	2014	$16.715	$17.164	7,017
	2015	$17.164	$15.660	6,869

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.435	$11.360	0
	2007	$11.360	$11.844	1,223
	2008	$11.844	$7.612	1,225
	2009	$7.612	$9.693	339
	2010	$9.693	$10.618	338
	2011	$10.618	$10.266	338
	2012	$10.266	$11.323	338
	2013	$11.323	$14.297	320
	2014	$14.297	$15.783	320
	2015	$15.783	$16.364	263

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.000	0
	2007	$11.000	$12.076	5,854
	2008	$12.076	$8.480	5,128
	2009	$8.480	$10.265	3,890
	2010	$10.265	$11.282	2,345
	2011	$11.282	$10.747	1,259
	2012	$10.747	$11.957	185
	2013	$11.957	$14.979	0
	2014	$14.979	$15.543	0
	2015	$15.543	$14.700	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.213	$17.679	1,324
	2007	$17.679	$17.956	30,363
	2008	$17.956	$11.085	27,255
	2009	$11.085	$13.715	15,645
	2010	$13.715	$14.970	14,453
	2011	$14.970	$14.542	7,886
	2012	$14.542	$16.307	7,205
	2013	$16.307	$20.530	5,175
	2014	$20.530	$21.588	3,568
	2015	$21.588	$20.145	2,753

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.876	$21.676	0
	2007	$21.676	$20.769	6,662
	2008	$20.769	$13.655	4,744
	2009	$13.655	$17.312	4,347
	2010	$17.312	$21.790	4,123
	2011	$21.790	$20.585	2,968
	2012	$20.585	$23.921	2,894
	2013	$23.921	$31.990	2,859
	2014	$31.990	$31.581	3,375
	2015	$31.581	$28.710	3,395

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.486	$18.658	4,800
	2007	$18.658	$20.371	4,741
	2008	$20.371	$11.498	4,776
	2009	$11.498	$16.205	4,856
	2010	$16.205	$20.301	2,732
	2011	$20.301	$18.966	2,613
	2012	$18.966	$20.636	2,612
	2013	$20.636	$27.985	1,685
	2014	$27.985	$29.523	1,701
	2015	$29.523	$28.209	1,597

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.289	$10.506	0
	2007	$10.506	$10.993	14,811
	2008	$10.993	$11.610	29,328
	2009	$11.610	$11.749	27,287
	2010	$11.749	$12.142	25,173
	2011	$12.142	$12.596	24,479
	2012	$12.596	$12.597	15,839
	2013	$12.597	$12.089	10,738
	2014	$12.089	$12.268	4,216
	2015	$12.268	$12.099	4,079

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.825	$32.472	0
	2007	$32.472	$41.046	3,959
	2008	$41.046	$19.055	3,511
	2009	$19.055	$32.282	2,891
	2010	$32.282	$37.261	1,065
	2011	$37.261	$30.777	833
	2012	$30.777	$34.185	682
	2013	$34.185	$33.247	716
	2014	$33.247	$29.897	586
	2015	$29.897	$23.593	514

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.101	$20.387	0
	2007	$20.387	$23.103	8,802
	2008	$23.103	$13.521	10,126
	2009	$13.521	$18.188	9,206
	2010	$18.188	$19.355	9,419
	2011	$19.355	$16.978	9,442
	2012	$16.978	$19.704	9,430
	2013	$19.704	$23.784	9,659
	2014	$23.784	$20.748	10,351
	2015	$20.748	$19.044	10,325

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.803	$15.280	1,463
	2007	$15.280	$16.647	1,456
	2008	$16.647	$17.355	1,449
	2009	$17.355	$20.219	1,437
	2010	$20.219	$22.715	1,428
	2011	$22.715	$22.103	610
	2012	$22.103	$24.965	607
	2013	$24.965	$24.904	0
	2014	$24.904	$24.894	0
	2015	$24.894	$23.384	0

Invesco V.I. American Value Fund - Series I
	2006	$12.444	$14.744	5,871
	2007	$14.744	$15.607	5,607
	2008	$15.607	$8.994	4,657
	2009	$8.994	$12.290	4,286
	2010	$12.290	$14.747	3,940
	2011	$14.747	$14.610	1,869
	2012	$14.610	$16.822	1,745
	2013	$16.822	$22.171	1,629
	2014	$22.171	$23.885	1,625
	2015	$23.885	$21.306	1,614

Invesco V.I. American Value Fund - Series II
	2006	$12.419	$14.705	0
	2007	$14.705	$15.551	1,976
	2008	$15.551	$8.942	0
	2009	$8.942	$12.214	0
	2010	$12.214	$14.649	0
	2011	$14.649	$14.499	0
	2012	$14.499	$16.662	0
	2013	$16.662	$21.905	0
	2014	$21.905	$23.540	0
	2015	$23.540	$20.944	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.573	$13.184	0
	2007	$13.184	$12.638	952
	2008	$12.638	$7.964	953
	2009	$7.964	$10.038	663
	2010	$10.038	$11.400	656
	2011	$11.400	$10.955	651
	2012	$10.955	$12.788	645
	2013	$12.788	$17.028	632
	2014	$17.028	$18.236	2,180
	2015	$18.236	$16.792	2,142

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.540	$12.753	0
	2007	$12.753	$12.938	9,912
	2008	$12.938	$9.820	8,287
	2009	$9.820	$11.807	2,505
	2010	$11.807	$12.984	1,510
	2011	$12.984	$12.580	810
	2012	$12.580	$13.877	119
	2013	$13.877	$17.012	0
	2014	$17.012	$18.163	0
	2015	$18.163	$17.368	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.103	$18.333	316
	2007	$18.333	$18.448	18,958
	2008	$18.448	$12.275	17,452
	2009	$12.275	$14.954	11,894
	2010	$14.954	$16.469	8,900
	2011	$16.469	$15.801	7,885
	2012	$15.801	$17.735	7,548
	2013	$17.735	$23.287	7,228
	2014	$23.287	$25.137	6,656
	2015	$25.137	$23.857	5,865

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.119	$12.482	0
	2007	$12.482	$14.408	3,529
	2008	$14.408	$7.519	4,092
	2009	$7.519	$11.541	3,478
	2010	$11.541	$14.419	3,287
	2011	$14.419	$12.829	2,596
	2012	$12.829	$14.056	2,625
	2013	$14.056	$18.848	2,349
	2014	$18.848	$19.925	2,208
	2015	$19.925	$19.762	2,100

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.299	$11.053	0
	2007	$11.053	$11.520	14,755
	2008	$11.520	$9.325	17,873
	2009	$9.325	$12.294	16,080
	2010	$12.294	$13.554	15,818
	2011	$13.554	$13.888	15,560
	2012	$13.888	$15.341	8,374
	2013	$15.341	$16.289	8,138
	2014	$16.289	$16.684	6,422
	2015	$16.684	$16.127	1,896

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.449	$12.884	0
	2007	$12.884	$13.496	6,601
	2008	$13.496	$9.449	6,601
	2009	$9.449	$11.685	6,601
	2010	$11.685	$13.652	6,601
	2011	$13.652	$12.800	6,601
	2012	$12.800	$13.893	654
	2013	$13.893	$18.515	633
	2014	$18.515	$19.472	609
	2015	$19.472	$18.455	584

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.036	$12.705	0
	2007	$12.705	$12.899	1,647
	2008	$12.899	$8.050	1,599
	2009	$8.050	$9.395	1,555
	2010	$9.395	$10.828	1,638
	2011	$10.828	$9.983	1,634
	2012	$9.983	$10.983	1,618
	2013	$10.983	$14.651	3,784
	2014	$14.651	$15.482	4,480
	2015	$15.482	$14.762	4,573

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.438	$12.115	0
	2007	$12.115	$14.421	9,718
	2008	$14.421	$8.742	9,353
	2009	$8.742	$12.490	7,131
	2010	$12.490	$15.071	6,668
	2011	$15.071	$13.307	6,344
	2012	$13.307	$14.904	55
	2013	$14.904	$20.054	0
	2014	$20.054	$20.880	0
	2015	$20.880	$21.054	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.814	$13.015	0
	2007	$13.015	$12.849	6,587
	2008	$12.849	$7.648	6,252
	2009	$7.648	$9.506	4,151
	2010	$9.506	$11.704	3,021
	2011	$11.704	$11.028	2,209
	2012	$11.028	$12.399	1,427
	2013	$12.399	$15.861	2,273
	2014	$15.861	$17.364	2,430
	2015	$17.364	$16.399	2,347

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.226	$13.980	2,050
	2007	$13.980	$15.623	2,953
	2008	$15.623	$8.333	4,126
	2009	$8.333	$11.791	3,830
	2010	$11.791	$12.633	3,939
	2011	$12.633	$12.230	3,861
	2012	$12.230	$13.662	3,743
	2013	$13.662	$17.358	5,666
	2014	$17.358	$19.616	5,249
	2015	$19.616	$19.884	5,036

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.354	$15.621	0
	2007	$15.621	$15.866	10,038
	2008	$15.866	$8.781	7,986
	2009	$8.781	$10.481	6,437
	2010	$10.481	$11.593	5,012
	2011	$11.593	$11.424	2,146
	2012	$11.424	$12.571	2,096
	2013	$12.571	$13.923	2,086
	2014	$13.923	$14.762	1,944
	2015	$14.762	$14.573	1,472

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.150	$10.455	0
	2007	$10.455	$10.681	1,474
	2008	$10.681	$6.388	2,782
	2009	$6.388	$6.838	2,449
	2010	$6.838	$7.469	1,636
	2011	$7.469	$7.913	5,153
	2012	$7.913	$8.557	5,129
	2013	$8.557	$8.368	8,925
	2014	$8.368	$8.783	7,347
	2015	$8.783	$8.682	7,205

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.959	$16.090	0
	2007	$16.090	$16.745	3,279
	2008	$16.745	$8.348	3,715
	2009	$8.348	$10.838	3,827
	2010	$10.838	$13.528	3,199
	2011	$13.528	$13.391	2,439
	2012	$13.391	$15.268	2,337
	2013	$15.268	$20.327	3,265
	2014	$20.327	$21.055	3,610
	2015	$21.055	$21.980	3,274

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.588	$21.415	276
	2007	$21.415	$22.297	6,624
	2008	$22.297	$13.059	5,070
	2009	$13.059	$17.864	4,938
	2010	$17.864	$20.289	2,817
	2011	$20.289	$18.218	2,126
	2012	$18.218	$21.629	2,035
	2013	$21.629	$26.961	1,735
	2014	$26.961	$27.009	1,587
	2015	$27.009	$27.486	1,515

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.989	$13.673	0
	2007	$13.673	$14.702	26,917
	2008	$14.702	$12.341	27,686
	2009	$12.341	$14.344	26,055
	2010	$14.344	$16.160	20,272
	2011	$16.160	$15.966	15,003
	2012	$15.966	$17.732	16,743
	2013	$17.732	$17.342	19,879
	2014	$17.342	$17.447	21,143
	2015	$17.447	$16.699	20,174

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.841	$14.841	756
	2007	$14.841	$14.498	10,466
	2008	$14.498	$3.049	11,838
	2009	$3.049	$3.770	17,343
	2010	$3.770	$4.235	13,646
	2011	$4.235	$4.051	11,234
	2012	$4.051	$4.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.042	$15.819	0
	2007	$15.819	$16.171	21,635
	2008	$16.171	$9.742	14,790
	2009	$9.742	$12.240	13,709
	2010	$12.240	$13.916	13,416
	2011	$13.916	$13.618	9,850
	2012	$13.618	$15.586	9,585
	2013	$15.586	$20.110	9,324
	2014	$20.110	$21.793	9,362
	2015	$21.793	$22.057	8,287

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.465	$20.784	0
	2007	$20.784	$20.115	10,865
	2008	$20.115	$12.241	7,391
	2009	$12.241	$16.447	6,392
	2010	$16.447	$19.867	5,940
	2011	$19.867	$19.037	2,467
	2012	$19.037	$21.988	2,027
	2013	$21.988	$30.352	1,731
	2014	$30.352	$33.266	2,101
	2015	$33.266	$30.664	2,089

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.550	1,128
	2010	$12.550	$13.872	1,016
	2011	$13.872	$13.879	1,002
	2012	$13.879	$16.253	988
	2013	$16.253	$21.126	1,129
	2014	$21.126	$23.363	918
	2015	$23.363	$22.235	898

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.095	$14.387	0
	2007	$14.387	$14.256	15,935
	2008	$14.256	$8.295	13,407
	2009	$8.295	$10.229	12,793
	2010	$10.229	$11.128	11,861
	2011	$11.128	$11.226	1,126
	2012	$11.226	$12.400	1,123
	2013	$12.400	$14.374	1,123
	2014	$14.374	$15.617	1,092
	2015	$15.617	$15.156	1,043

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.975	$15.482	0
	2007	$15.482	$15.642	1,203
	2008	$15.642	$10.238	914
	2009	$10.238	$13.587	884
	2010	$13.587	$15.297	857
	2011	$15.297	$14.953	831
	2012	$14.953	$16.761	806
	2013	$16.761	$19.660	781
	2014	$19.660	$21.117	1,068
	2015	$21.117	$20.764	998

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.199	$13.319	0
	2007	$13.319	$12.994	3,784
	2008	$12.994	$10.577	3,453
	2009	$10.577	$13.082	3,402
	2010	$13.082	$13.159	3,282
	2011	$13.159	$12.765	3,073
	2012	$12.765	$15.319	2,862
	2013	$15.319	$21.303	2,683
	2014	$21.303	$26.692	2,504
	2015	$26.692	$28.241	2,309

Putnam VT Global Utilities Fund - Class IB
	2006	$17.874	$22.289	0
	2007	$22.289	$26.240	1,074
	2008	$26.240	$17.903	313
	2009	$17.903	$18.867	297
	2010	$18.867	$18.859	206
	2011	$18.859	$17.512	124
	2012	$17.512	$18.055	123
	2013	$18.055	$20.172	122
	2014	$20.172	$22.687	121
	2015	$22.687	$20.062	120

Putnam VT Growth and Income Fund - Class IB
	2006	$15.207	$17.303	0
	2007	$17.303	$15.957	15,859
	2008	$15.957	$9.602	13,659
	2009	$9.602	$12.235	12,904
	2010	$12.235	$13.737	11,254
	2011	$13.737	$12.859	5,594
	2012	$12.859	$15.037	5,199
	2013	$15.037	$20.026	4,608
	2014	$20.026	$21.768	4,305
	2015	$21.768	$19.759	3,627

Putnam VT High Yield Fund - Class IB
	2006	$14.646	$15.891	0
	2007	$15.891	$16.032	2,107
	2008	$16.032	$11.635	1,071
	2009	$11.635	$17.152	911
	2010	$17.152	$19.201	757
	2011	$19.201	$19.179	475
	2012	$19.179	$21.840	632
	2013	$21.840	$23.122	789
	2014	$23.122	$23.050	596
	2015	$23.050	$21.415	593

Putnam VT Income Fund - Class IB
	2006	$10.750	$11.030	0
	2007	$11.030	$11.391	30,908
	2008	$11.391	$8.506	30,267
	2009	$8.506	$12.246	27,442
	2010	$12.246	$13.207	24,254
	2011	$13.207	$13.613	8,781
	2012	$13.613	$14.797	7,344
	2013	$14.797	$14.797	6,583
	2014	$14.797	$15.462	4,422
	2015	$15.462	$14.956	3,749

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.801	$21.065	0
	2007	$21.065	$22.405	16,428
	2008	$22.405	$12.326	13,777
	2009	$12.326	$15.080	11,717
	2010	$15.080	$16.287	10,593
	2011	$16.287	$13.280	8,736
	2012	$13.280	$15.892	7,111
	2013	$15.892	$19.979	6,501
	2014	$19.979	$18.282	6,194
	2015	$18.282	$17.971	5,708

Putnam VT Investors Fund - Class IB
	2006	$15.334	$17.150	0
	2007	$17.150	$15.963	2,450
	2008	$15.963	$9.472	2,640
	2009	$9.472	$12.164	1,498
	2010	$12.164	$13.602	1,066
	2011	$13.602	$13.358	658
	2012	$13.358	$15.318	475
	2013	$15.318	$20.318	345
	2014	$20.318	$22.719	315
	2015	$22.719	$21.816	337

Putnam VT Money Market Fund - Class IB
	2006	$9.793	$10.036	0
	2007	$10.036	$10.321	24,452
	2008	$10.321	$10.392	16,371
	2009	$10.392	$10.221	10,576
	2010	$10.221	$10.037	9,119
	2011	$10.037	$9.854	2,217
	2012	$9.854	$9.673	2,245
	2013	$9.673	$9.496	17,662
	2014	$9.496	$9.322	19,067
	2015	$9.322	$9.152	18,831

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.771	$16.807	0
	2007	$16.807	$17.442	850
	2008	$17.442	$10.487	845
	2009	$10.487	$13.603	839
	2010	$13.603	$15.964	6,913
	2011	$15.964	$14.874	3,455
	2012	$14.874	$17.047	3,320
	2013	$17.047	$22.831	3,178
	2014	$22.831	$25.434	2,952
	2015	$25.434	$24.894	2,747

Putnam VT New Value Fund - Class IB
	2006	$17.155	$19.537	0
	2007	$19.537	$18.238	3,012
	2008	$18.238	$9.889	1,343
	2009	$9.889	$9.308	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.245	$15.565	0
	2007	$15.565	$15.363	1,786
	2008	$15.363	$9.267	1,986
	2009	$9.267	$12.115	1,769
	2010	$12.115	$13.840	1,128
	2011	$13.840	$13.349	792
	2012	$13.349	$15.450	458
	2013	$15.450	$20.226	220
	2014	$20.226	$22.804	133
	2015	$22.804	$22.039	128

Putnam VT Vista Fund - Class IB
	2006	$17.373	$17.983	0
	2007	$17.983	$18.323	6,564
	2008	$18.323	$9.794	6,469
	2009	$9.794	$13.339	6,543
	2010	$13.339	$15.216	0

Putnam VT Voyager Fund - Class IB
	2006	$13.254	$13.718	0
	2007	$13.718	$14.208	18,053
	2008	$14.208	$8.782	15,619
	2009	$8.782	$14.128	14,375
	2010	$14.128	$16.753	13,229
	2011	$16.753	$13.510	8,560
	2012	$13.510	$15.147	8,333
	2013	$15.147	$21.370	7,228
	2014	$21.370	$23.016	6,775
	2015	$23.016	$21.211	6,368

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.492	$17.939	0
	2007	$17.939	$18.733	1,288
	2008	$18.733	$15.633	651
	2009	$15.633	$19.967	0
	2010	$19.967	$21.509	0
	2011	$21.509	$22.568	1,199
	2012	$22.568	$26.111	1,193
	2013	$26.111	$23.387	1,187
	2014	$23.387	$23.620	0
	2015	$23.620	$22.913	0

UIF Global Franchise Portfolio, Class II
	2006	$12.168	$14.514	0
	2007	$14.514	$15.638	5,742
	2008	$15.638	$10.908	3,291
	2009	$10.908	$13.873	1,983
	2010	$13.873	$15.530	1,857
	2011	$15.530	$16.625	1,742
	2012	$16.625	$18.863	1,635
	2013	$18.863	$22.156	1,541
	2014	$22.156	$22.729	0
	2015	$22.729	$23.695	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.205	$12.473	9,634
	2007	$12.473	$14.924	8,390
	2008	$14.924	$7.443	8,663
	2009	$7.443	$12.096	2,472
	2010	$12.096	$14.589	2,255
	2011	$14.589	$13.920	1,851
	2012	$13.920	$15.628	1,836
	2013	$15.628	$22.715	1,633
	2014	$22.715	$23.715	2,030
	2015	$23.715	$26.128	1,225

UIF Growth Portfolio, Class II
	2006	$12.152	$12.383	0
	2007	$12.383	$14.788	525
	2008	$14.788	$7.352	0
	2009	$7.352	$11.918	0
	2010	$11.918	$14.345	0
	2011	$14.345	$13.653	0
	2012	$13.653	$15.285	0
	2013	$15.285	$22.164	0
	2014	$22.164	$23.081	0
	2015	$23.081	$25.368	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.816	0
	2007	$9.816	$11.813	2,484
	2008	$11.813	$6.167	1,397
	2009	$6.167	$9.526	155
	2010	$9.526	$12.369	0
	2011	$12.369	$11.270	0
	2012	$11.270	$12.001	0
	2013	$12.001	$16.197	0
	2014	$16.197	$16.191	0
	2015	$16.191	$14.941	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.558	$19.276	0
	2007	$19.276	$19.480	2,011
	2008	$19.480	$11.389	604
	2009	$11.389	$16.394	0
	2010	$16.394	$20.367	0
	2011	$20.367	$18.250	0
	2012	$18.250	$20.548	0
	2013	$20.548	$34.558	0
	2014	$34.558	$29.219	0
	2015	$29.219	$25.873	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.200	$30.002	0
	2007	$30.002	$24.361	3,788
	2008	$24.361	$14.812	3,164
	2009	$14.812	$18.681	2,492
	2010	$18.681	$23.753	2,377
	2011	$23.753	$24.637	2,304
	2012	$24.637	$27.960	2,237
	2013	$27.960	$27.927	2,521
	2014	$27.927	$35.480	2,418
	2015	$35.480	$35.497	1,375

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.924	$10.148	0
	2007	$10.148	$10.404	2,847
	2008	$10.404	$10.396	2,828
	2009	$10.396	$10.212	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.249	0
	2007	$10.249	$11.794	0
	2008	$11.794	$6.631	0
	2009	$6.631	$8.813	0
	2010	$8.813	$10.110	0
	2011	$10.110	$9.643	0
	2012	$9.643	$10.988	0
	2013	$10.988	$14.117	0
	2014	$14.117	$15.464	0
	2015	$15.464	$15.235	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.440	0
	2007	$10.440	$11.104	0
	2008	$11.104	$8.152	0
	2009	$8.152	$9.914	0
	2010	$9.914	$10.947	0
	2011	$10.947	$10.695	0
	2012	$10.695	$11.708	0
	2013	$11.708	$13.002	0
	2014	$13.002	$13.294	0
	2015	$13.294	$12.973	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.470	0
	2007	$10.470	$11.295	0
	2008	$11.295	$7.446	0
	2009	$7.446	$9.391	0
	2010	$9.391	$10.534	0
	2011	$10.534	$10.207	0
	2012	$10.207	$11.323	0
	2013	$11.323	$12.845	0
	2014	$12.845	$13.182	0
	2015	$13.182	$12.873	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.479	0
	2007	$10.479	$11.419	0
	2008	$11.419	$6.926	0
	2009	$6.926	$8.914	0
	2010	$8.914	$10.135	0
	2011	$10.135	$9.663	0
	2012	$9.663	$10.919	0
	2013	$10.919	$13.006	0
	2014	$13.006	$13.366	0
	2015	$13.366	$13.044	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.331	0
	2007	$10.331	$10.734	0
	2008	$10.734	$9.404	0
	2009	$9.404	$10.577	0
	2010	$10.577	$11.130	0
	2011	$11.130	$11.072	0
	2012	$11.072	$11.542	0
	2013	$11.542	$11.913	0
	2014	$11.913	$12.102	0
	2015	$12.102	$11.805	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.076	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.726	0
	2007	$9.726	$11.670	824
	2008	$11.670	$6.323	0
	2009	$6.323	$8.960	0
	2010	$8.960	$10.528	0
	2011	$10.528	$10.376	0
	2012	$10.376	$12.030	0
	2013	$12.030	$15.887	0
	2014	$15.887	$17.509	0
	2015	$17.509	$18.563	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.802	0
	2007	$10.802	$11.145	0
	2008	$11.145	$6.871	0
	2009	$6.871	$8.515	0
	2010	$8.515	$9.584	0
	2011	$9.584	$9.571	0
	2012	$9.571	$10.858	0
	2013	$10.858	$14.052	0
	2014	$14.052	$15.618	0
	2015	$15.618	$15.489	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.858	0
	2007	$9.858	$11.154	0
	2008	$11.154	$6.609	0
	2009	$6.609	$9.062	0
	2010	$9.062	$11.431	0
	2011	$11.431	$9.998	0
	2012	$9.998	$11.237	0
	2013	$11.237	$14.979	0
	2014	$14.979	$15.582	0
	2015	$15.582	$15.039	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.747	$16.894	0
	2007	$16.894	$15.958	6,742
	2008	$15.958	$10.154	2,956
	2009	$10.154	$12.607	3,002
	2010	$12.607	$14.432	2,648
	2011	$14.432	$14.501	2,009
	2012	$14.501	$15.966	2,041
	2013	$15.966	$20.302	1,983
	2014	$20.302	$21.738	1,960
	2015	$21.738	$21.133	1,965

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.183	$12.973	0
	2007	$12.973	$13.205	144
	2008	$13.205	$9.113	184
	2009	$9.113	$12.123	38
	2010	$12.123	$13.402	35
	2011	$13.402	$13.463	0
	2012	$13.463	$14.879	30
	2013	$14.879	$16.633	29
	2014	$16.633	$17.071	29
	2015	$17.071	$15.567	27

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.428	$11.347	0
	2007	$11.347	$11.825	0
	2008	$11.825	$7.595	0
	2009	$7.595	$9.667	0
	2010	$9.667	$10.584	0
	2011	$10.584	$10.228	0
	2012	$10.228	$11.276	0
	2013	$11.276	$14.230	0
	2014	$14.230	$15.701	0
	2015	$15.701	$16.271	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.996	0
	2007	$10.996	$12.065	0
	2008	$12.065	$8.469	0
	2009	$8.469	$10.246	0
	2010	$10.246	$11.255	0
	2011	$11.255	$10.716	0
	2012	$10.716	$11.917	0
	2013	$11.917	$14.920	0
	2014	$14.920	$15.474	0
	2015	$15.474	$14.627	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.193	$17.646	0
	2007	$17.646	$17.913	6,516
	2008	$17.913	$11.053	2,739
	2009	$11.053	$13.668	2,199
	2010	$13.668	$14.911	1,876
	2011	$14.911	$14.478	1,909
	2012	$14.478	$16.227	1,757
	2013	$16.227	$20.419	1,504
	2014	$20.419	$21.460	419
	2015	$21.460	$20.015	439

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.850	$21.636	0
	2007	$21.636	$20.719	1,974
	2008	$20.719	$13.616	741
	2009	$13.616	$17.253	689
	2010	$17.253	$21.705	586
	2011	$21.705	$20.494	137
	2012	$20.494	$23.803	136
	2013	$23.803	$31.817	132
	2014	$31.817	$31.393	114
	2015	$31.393	$28.525	121

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.463	$18.623	34
	2007	$18.623	$20.323	33
	2008	$20.323	$11.465	30
	2009	$11.465	$16.150	0
	2010	$16.150	$20.222	0
	2011	$20.222	$18.882	0
	2012	$18.882	$20.534	0
	2013	$20.534	$27.833	0
	2014	$27.833	$29.348	0
	2015	$29.348	$28.028	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.280	$10.492	0
	2007	$10.492	$10.972	1,059
	2008	$10.972	$11.582	971
	2009	$11.582	$11.715	507
	2010	$11.715	$12.101	36
	2011	$12.101	$12.547	0
	2012	$12.547	$12.542	33
	2013	$12.542	$12.029	34
	2014	$12.029	$12.201	39
	2015	$12.201	$12.027	38

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.790	$32.412	0
	2007	$32.412	$40.949	1,464
	2008	$40.949	$19.000	217
	2009	$19.000	$32.172	178
	2010	$32.172	$37.116	171
	2011	$37.116	$30.641	202
	2012	$30.641	$34.017	201
	2013	$34.017	$33.067	246
	2014	$33.067	$29.719	288
	2015	$29.719	$23.441	358

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.078	$20.349	0
	2007	$20.349	$23.048	4
	2008	$23.048	$13.482	4
	2009	$13.482	$18.126	0
	2010	$18.126	$19.279	0
	2011	$19.279	$16.904	0
	2012	$16.904	$19.607	0
	2013	$19.607	$23.656	0
	2014	$23.656	$20.625	0
	2015	$20.625	$18.921	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.784	$15.251	214
	2007	$15.251	$16.608	194
	2008	$16.608	$17.305	150
	2009	$17.305	$20.150	67
	2010	$20.150	$22.626	0
	2011	$22.626	$22.006	77
	2012	$22.006	$24.842	75
	2013	$24.842	$24.769	76
	2014	$24.769	$24.747	85
	2015	$24.747	$23.234	86

Invesco V.I. American Franchise Fund - Series II
	2006	$12.974	$13.064	0
	2007	$13.064	$14.948	434
	2008	$14.948	$7.462	559
	2009	$7.462	$12.127	465
	2010	$12.127	$14.226	445
	2011	$14.226	$13.066	473
	2012	$13.066	$14.536	470
	2013	$14.536	$19.937	409
	2014	$19.937	$21.158	401
	2015	$21.158	$21.744	382

Invesco V.I. American Value Fund - Series I
	2006	$12.433	$14.724	245
	2007	$14.724	$15.578	213
	2008	$15.578	$8.973	186
	2009	$8.973	$12.254	178
	2010	$12.254	$14.697	0
	2011	$14.697	$14.553	111
	2012	$14.553	$16.748	107
	2013	$16.748	$22.062	103
	2014	$22.062	$23.756	92
	2015	$23.756	$21.179	107

Invesco V.I. American Value Fund - Series II
	2006	$12.408	$14.685	0
	2007	$14.685	$15.522	1,088
	2008	$15.522	$8.920	997
	2009	$8.920	$12.179	781
	2010	$12.179	$14.599	815
	2011	$14.599	$14.442	0
	2012	$14.442	$16.588	28
	2013	$16.588	$21.797	25
	2014	$21.797	$23.412	22
	2015	$23.412	$20.820	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.563	$13.166	0
	2007	$13.166	$12.615	135
	2008	$12.615	$7.945	180
	2009	$7.945	$10.009	0
	2010	$10.009	$11.362	0
	2011	$11.362	$10.912	0
	2012	$10.912	$12.732	0
	2013	$12.732	$16.945	0
	2014	$16.945	$18.137	0
	2015	$18.137	$16.692	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.531	$12.736	0
	2007	$12.736	$12.914	0
	2008	$12.914	$9.796	0
	2009	$9.796	$11.772	0
	2010	$11.772	$12.940	0
	2011	$12.940	$12.531	0
	2012	$12.531	$13.816	0
	2013	$13.816	$16.928	0
	2014	$16.928	$18.065	0
	2015	$18.065	$17.265	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.081	$18.299	0
	2007	$18.299	$18.404	1,534
	2008	$18.404	$12.240	1,393
	2009	$12.240	$14.904	1,311
	2010	$14.904	$16.405	949
	2011	$16.405	$15.731	321
	2012	$15.731	$17.648	318
	2013	$17.648	$23.161	24
	2014	$23.161	$24.988	21
	2015	$24.988	$23.703	19

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.109	$12.465	0
	2007	$12.465	$14.381	0
	2008	$14.381	$7.501	0
	2009	$7.501	$11.508	0
	2010	$11.508	$14.370	0
	2011	$14.370	$12.779	0
	2012	$12.779	$13.994	0
	2013	$13.994	$18.756	0
	2014	$18.756	$19.817	0
	2015	$19.817	$19.645	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.292	$11.040	0
	2007	$11.040	$11.501	0
	2008	$11.501	$9.305	0
	2009	$9.305	$12.261	34
	2010	$12.261	$13.511	35
	2011	$13.511	$13.837	0
	2012	$13.837	$15.276	29
	2013	$15.276	$16.213	28
	2014	$16.213	$16.598	29
	2015	$16.598	$16.035	28

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.442	$12.870	0
	2007	$12.870	$13.474	0
	2008	$13.474	$9.429	0
	2009	$9.429	$11.654	0
	2010	$11.654	$13.609	0
	2011	$13.609	$12.753	0
	2012	$12.753	$13.835	0
	2013	$13.835	$18.428	0
	2014	$18.428	$19.370	0
	2015	$19.370	$18.350	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.029	$12.691	0
	2007	$12.691	$12.878	3,079
	2008	$12.878	$8.032	3,056
	2009	$8.032	$9.370	2,464
	2010	$9.370	$10.794	2,069
	2011	$10.794	$9.946	2,108
	2012	$9.946	$10.937	1,943
	2013	$10.937	$14.582	1,551
	2014	$14.582	$15.402	0
	2015	$15.402	$14.678	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.431	$12.101	0
	2007	$12.101	$14.398	0
	2008	$14.398	$8.723	0
	2009	$8.723	$12.456	0
	2010	$12.456	$15.023	0
	2011	$15.023	$13.258	0
	2012	$13.258	$14.841	0
	2013	$14.841	$19.960	0
	2014	$19.960	$20.771	0
	2015	$20.771	$20.933	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.806	$13.001	0
	2007	$13.001	$12.828	0
	2008	$12.828	$7.632	0
	2009	$7.632	$9.480	0
	2010	$9.480	$11.667	0
	2011	$11.667	$10.987	0
	2012	$10.987	$12.347	0
	2013	$12.347	$15.787	0
	2014	$15.787	$17.274	0
	2015	$17.274	$16.306	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.208	$13.954	0
	2007	$13.954	$15.586	4,597
	2008	$15.586	$8.309	2,483
	2009	$8.309	$11.751	2,272
	2010	$11.751	$12.583	1,507
	2011	$12.583	$12.176	1,522
	2012	$12.176	$13.595	1,509
	2013	$13.595	$17.263	1,415
	2014	$17.263	$19.499	1,303
	2015	$19.499	$19.756	1,262

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.335	$15.592	0
	2007	$15.592	$15.829	2,144
	2008	$15.829	$8.756	1,915
	2009	$8.756	$10.446	1,820
	2010	$10.446	$11.548	2,100
	2011	$11.548	$11.374	263
	2012	$11.374	$12.509	294
	2013	$12.509	$13.847	291
	2014	$13.847	$14.675	295
	2015	$14.675	$14.479	285

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.143	$10.443	0
	2007	$10.443	$10.663	0
	2008	$10.663	$6.374	0
	2009	$6.374	$6.819	0
	2010	$6.819	$7.445	0
	2011	$7.445	$7.884	0
	2012	$7.884	$8.522	0
	2013	$8.522	$8.329	0
	2014	$8.329	$8.737	0
	2015	$8.737	$8.632	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.938	$16.060	0
	2007	$16.060	$16.706	0
	2008	$16.706	$8.324	0
	2009	$8.324	$10.801	0
	2010	$10.801	$13.475	39
	2011	$13.475	$13.332	0
	2012	$13.332	$15.193	31
	2013	$15.193	$20.217	28
	2014	$20.217	$20.930	24
	2015	$20.930	$21.838	22

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.563	$21.375	0
	2007	$21.375	$22.244	666
	2008	$22.244	$13.022	578
	2009	$13.022	$17.803	545
	2010	$17.803	$20.210	545
	2011	$20.210	$18.138	0
	2012	$18.138	$21.522	0
	2013	$21.522	$26.815	0
	2014	$26.815	$26.849	0
	2015	$26.849	$27.309	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.971	$13.647	0
	2007	$13.647	$14.667	1,718
	2008	$14.667	$12.305	1,365
	2009	$12.305	$14.295	1,475
	2010	$14.295	$16.097	1,078
	2011	$16.097	$15.896	1,185
	2012	$15.896	$17.645	1,449
	2013	$17.645	$17.248	1,130
	2014	$17.248	$17.344	1,197
	2015	$17.344	$16.592	1,229

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.822	$14.813	0
	2007	$14.813	$14.463	1,438
	2008	$14.463	$3.040	3,358
	2009	$3.040	$3.757	3,287
	2010	$3.757	$4.218	1,401
	2011	$4.218	$4.033	1,755
	2012	$4.033	$4.470	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.023	$15.790	0
	2007	$15.790	$16.133	3,225
	2008	$16.133	$9.714	3,248
	2009	$9.714	$12.198	2,620
	2010	$12.198	$13.862	2,182
	2011	$13.862	$13.557	1,553
	2012	$13.557	$15.510	1,350
	2013	$15.510	$20.001	1,135
	2014	$20.001	$21.664	0
	2015	$21.664	$21.915	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.440	$20.745	0
	2007	$20.745	$20.067	1,470
	2008	$20.067	$12.205	382
	2009	$12.205	$16.391	373
	2010	$16.391	$19.790	344
	2011	$19.790	$18.954	326
	2012	$18.954	$21.880	334
	2013	$21.880	$30.188	289
	2014	$30.188	$33.069	272
	2015	$33.069	$30.467	287

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.508	983
	2010	$12.508	$13.818	992
	2011	$13.818	$13.818	447
	2012	$13.818	$16.173	423
	2013	$16.173	$21.012	387
	2014	$21.012	$23.224	364
	2015	$23.224	$22.092	377

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.077	$14.360	0
	2007	$14.360	$14.222	4,037
	2008	$14.222	$8.271	4,036
	2009	$8.271	$10.194	4,036
	2010	$10.194	$11.084	3,286
	2011	$11.084	$11.176	3,286
	2012	$11.176	$12.339	3,286
	2013	$12.339	$14.296	3,286
	2014	$14.296	$15.524	3,286
	2015	$15.524	$15.058	3,286

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.956	$15.453	0
	2007	$15.453	$15.605	2,710
	2008	$15.605	$10.208	2,521
	2009	$10.208	$13.541	1,769
	2010	$13.541	$15.237	1,381
	2011	$15.237	$14.887	1,413
	2012	$14.887	$16.679	1,280
	2013	$16.679	$19.554	1,127
	2014	$19.554	$20.992	0
	2015	$20.992	$20.631	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.181	$13.294	0
	2007	$13.294	$12.963	0
	2008	$12.963	$10.547	0
	2009	$10.547	$13.038	0
	2010	$13.038	$13.107	0
	2011	$13.107	$12.709	0
	2012	$12.709	$15.244	0
	2013	$15.244	$21.188	0
	2014	$21.188	$26.534	0
	2015	$26.534	$28.059	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.849	$22.247	0
	2007	$22.247	$26.178	0
	2008	$26.178	$17.852	0
	2009	$17.852	$18.803	0
	2010	$18.803	$18.786	0
	2011	$18.786	$17.435	0
	2012	$17.435	$17.966	0
	2013	$17.966	$20.062	0
	2014	$20.062	$22.553	0
	2015	$22.553	$19.933	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.186	$17.270	0
	2007	$17.270	$15.919	1,620
	2008	$15.919	$9.574	1,526
	2009	$9.574	$12.193	1,491
	2010	$12.193	$13.683	1,152
	2011	$13.683	$12.802	577
	2012	$12.802	$14.963	577
	2013	$14.963	$19.918	577
	2014	$19.918	$21.639	577
	2015	$21.639	$19.632	577

Putnam VT High Yield Fund - Class IB
	2006	$14.626	$15.861	0
	2007	$15.861	$15.994	729
	2008	$15.994	$11.601	679
	2009	$11.601	$17.094	656
	2010	$17.094	$19.126	331
	2011	$19.126	$19.095	324
	2012	$19.095	$21.732	315
	2013	$21.732	$22.996	353
	2014	$22.996	$22.913	372
	2015	$22.913	$21.277	395

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.736	$11.009	0
	2007	$11.009	$11.364	3,729
	2008	$11.364	$8.482	3,501
	2009	$8.482	$12.204	3,376
	2010	$12.204	$13.155	2,530
	2011	$13.155	$13.553	2,473
	2012	$13.553	$14.725	2,490
	2013	$14.725	$14.717	2,663
	2014	$14.717	$15.371	2,675
	2015	$15.371	$14.860	2,691

Putnam VT International Equity Fund - Class IB
	2006	$16.778	$21.025	0
	2007	$21.025	$22.352	0
	2008	$22.352	$12.291	0
	2009	$12.291	$15.029	0
	2010	$15.029	$16.223	0
	2011	$16.223	$13.221	0
	2012	$13.221	$15.814	0
	2013	$15.814	$19.870	0
	2014	$19.870	$18.173	0
	2015	$18.173	$17.855	0

Putnam VT Investors Fund - Class IB
	2006	$15.313	$17.118	0
	2007	$17.118	$15.925	0
	2008	$15.925	$9.445	0
	2009	$9.445	$12.123	0
	2010	$12.123	$13.549	0
	2011	$13.549	$13.299	0
	2012	$13.299	$15.243	0
	2013	$15.243	$20.208	0
	2014	$20.208	$22.585	0
	2015	$22.585	$21.675	0

Putnam VT Money Market Fund - Class IB
	2006	$9.779	$10.017	0
	2007	$10.017	$10.297	7,475
	2008	$10.297	$10.362	2,066
	2009	$10.362	$10.187	2,577
	2010	$10.187	$9.998	1,638
	2011	$9.998	$9.811	1,696
	2012	$9.811	$9.626	1,778
	2013	$9.626	$9.445	1,715
	2014	$9.445	$9.267	1,845
	2015	$9.267	$9.093	1,847

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.750	$16.775	0
	2007	$16.775	$17.401	0
	2008	$17.401	$10.457	0
	2009	$10.457	$13.556	0
	2010	$13.556	$15.902	0
	2011	$15.902	$14.809	0
	2012	$14.809	$16.963	0
	2013	$16.963	$22.707	0
	2014	$22.707	$25.283	0
	2015	$25.283	$24.734	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.132	$19.501	0
	2007	$19.501	$18.195	1,193
	2008	$18.195	$9.861	1,239
	2009	$9.861	$9.281	0

Putnam VT Research Fund - Class IB
	2006	$14.225	$15.536	0
	2007	$15.536	$15.326	0
	2008	$15.326	$9.240	0
	2009	$9.240	$12.074	0
	2010	$12.074	$13.786	0
	2011	$13.786	$13.290	0
	2012	$13.290	$15.374	0
	2013	$15.374	$20.116	0
	2014	$20.116	$22.669	0
	2015	$22.669	$21.897	0

Putnam VT Vista Fund - Class IB
	2006	$17.349	$17.950	0
	2007	$17.950	$18.280	0
	2008	$18.280	$9.766	0
	2009	$9.766	$13.293	0
	2010	$13.293	$15.159	0

Putnam VT Voyager Fund - Class IB
	2006	$13.237	$13.693	0
	2007	$13.693	$14.174	0
	2008	$14.174	$8.756	0
	2009	$8.756	$14.080	0
	2010	$14.080	$16.687	0
	2011	$16.687	$13.450	84
	2012	$13.450	$15.073	0
	2013	$15.073	$21.254	0
	2014	$21.254	$22.880	0
	2015	$22.880	$21.075	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.470	$17.905	0
	2007	$17.905	$18.688	198
	2008	$18.688	$15.588	255
	2009	$15.588	$19.899	0
	2010	$19.899	$21.425	0
	2011	$21.425	$22.468	0
	2012	$22.468	$25.983	0
	2013	$25.983	$23.260	0
	2014	$23.260	$23.480	0
	2015	$23.480	$22.765	0

UIF Global Franchise Portfolio, Class II
	2006	$12.155	$14.491	0
	2007	$14.491	$15.607	0
	2008	$15.607	$10.880	0
	2009	$10.880	$13.830	0
	2010	$13.830	$15.475	0
	2011	$15.475	$16.557	0
	2012	$16.557	$18.776	0
	2013	$18.776	$22.043	0
	2014	$22.043	$22.602	0
	2015	$22.602	$23.550	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.195	$12.456	1,459
	2007	$12.456	$14.896	1,945
	2008	$14.896	$7.426	1,686
	2009	$7.426	$12.061	1,402
	2010	$12.061	$14.539	1,304
	2011	$14.539	$13.866	1,337
	2012	$13.866	$15.559	1,318
	2013	$15.559	$22.603	1,083
	2014	$22.603	$23.586	1,079
	2015	$23.586	$25.973	962

UIF Growth Portfolio, Class II
	2006	$12.142	$12.367	3,087
	2007	$12.367	$14.760	2,735
	2008	$14.760	$7.335	2,982
	2009	$7.335	$11.884	2,046
	2010	$11.884	$14.296	1,539
	2011	$14.296	$13.600	1,429
	2012	$13.600	$15.217	1,426
	2013	$15.217	$22.055	1,062
	2014	$22.055	$22.956	0
	2015	$22.956	$25.217	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.813	0
	2007	$9.813	$11.803	965
	2008	$11.803	$6.158	0
	2009	$6.158	$9.508	0
	2010	$9.508	$12.339	0
	2011	$12.339	$11.238	0
	2012	$11.238	$11.961	0
	2013	$11.961	$16.133	0
	2014	$16.133	$16.120	0
	2015	$16.120	$14.868	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.534	$19.240	0
	2007	$19.240	$19.433	0
	2008	$19.433	$11.356	0
	2009	$11.356	$16.338	0
	2010	$16.338	$20.287	0
	2011	$20.287	$18.170	0
	2012	$18.170	$20.447	0
	2013	$20.447	$34.371	0
	2014	$34.371	$29.046	0
	2015	$29.046	$25.706	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.170	$29.946	0
	2007	$29.946	$24.303	304
	2008	$24.303	$14.769	378
	2009	$14.769	$18.618	74
	2010	$18.618	$23.660	60
	2011	$23.660	$24.528	54
	2012	$24.528	$27.823	52
	2013	$27.823	$27.775	51
	2014	$27.775	$35.270	52
	2015	$35.270	$35.268	46

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.914	$10.133	0
	2007	$10.133	$10.383	725
	2008	$10.383	$10.369	617
	2009	$10.369	$10.181	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.242	0
	2007	$10.242	$11.774	0
	2008	$11.774	$6.613	0
	2009	$6.613	$8.780	0
	2010	$8.780	$10.062	0
	2011	$10.062	$9.588	0
	2012	$9.588	$10.913	0
	2013	$10.913	$14.007	0
	2014	$14.007	$15.328	0
	2015	$15.328	$15.085	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.433	0
	2007	$10.433	$11.085	0
	2008	$11.085	$8.130	0
	2009	$8.130	$9.877	0
	2010	$9.877	$10.895	0
	2011	$10.895	$10.633	0
	2012	$10.633	$11.628	0
	2013	$11.628	$12.901	0
	2014	$12.901	$13.177	0
	2015	$13.177	$12.846	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.463	0
	2007	$10.463	$11.275	0
	2008	$11.275	$7.426	0
	2009	$7.426	$9.356	0
	2010	$9.356	$10.484	0
	2011	$10.484	$10.148	0
	2012	$10.148	$11.246	0
	2013	$11.246	$12.745	0
	2014	$12.745	$13.066	0
	2015	$13.066	$12.747	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.399	0
	2008	$11.399	$6.907	0
	2009	$6.907	$8.881	0
	2010	$8.881	$10.087	0
	2011	$10.087	$9.607	0
	2012	$9.607	$10.845	0
	2013	$10.845	$12.905	0
	2014	$12.905	$13.248	0
	2015	$13.248	$12.915	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.324	0
	2007	$10.324	$10.716	0
	2008	$10.716	$9.378	0
	2009	$9.378	$10.537	0
	2010	$10.537	$11.077	0
	2011	$11.077	$11.008	0
	2012	$11.008	$11.463	0
	2013	$11.463	$11.821	0
	2014	$11.821	$11.995	0
	2015	$11.995	$11.690	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.899	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.720	0
	2007	$9.720	$11.650	0
	2008	$11.650	$6.306	0
	2009	$6.306	$8.926	0
	2010	$8.926	$10.478	0
	2011	$10.478	$10.316	0
	2012	$10.316	$11.948	0
	2013	$11.948	$15.763	0
	2014	$15.763	$17.355	0
	2015	$17.355	$18.393	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.794	0
	2007	$10.794	$11.126	0
	2008	$11.126	$6.853	0
	2009	$6.853	$8.483	0
	2010	$8.483	$9.539	0
	2011	$9.539	$9.516	0
	2012	$9.516	$10.784	0
	2013	$10.784	$13.942	0
	2014	$13.942	$15.481	0
	2015	$15.481	$15.337	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.852	0
	2007	$9.852	$11.135	0
	2008	$11.135	$6.591	0
	2009	$6.591	$9.028	0
	2010	$9.028	$11.376	0
	2011	$11.376	$9.940	0
	2012	$9.940	$11.161	0
	2013	$11.161	$14.862	0
	2014	$14.862	$15.445	0
	2015	$15.445	$14.891	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.695	$16.817	0
	2007	$16.817	$15.869	4,350
	2008	$15.869	$10.087	4,526
	2009	$10.087	$12.511	4,493
	2010	$12.511	$14.308	4,284
	2011	$14.308	$14.361	4,204
	2012	$14.361	$15.796	4,134
	2013	$15.796	$20.066	3,962
	2014	$20.066	$21.463	3,633
	2015	$21.463	$20.845	1,262

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.164	$12.938	0
	2007	$12.938	$13.155	0
	2008	$13.155	$9.070	0
	2009	$9.070	$12.054	0
	2010	$12.054	$13.311	0
	2011	$13.311	$13.358	0
	2012	$13.358	$14.748	0
	2013	$14.748	$16.469	0
	2014	$16.469	$16.887	0
	2015	$16.887	$15.383	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.415	$11.321	0
	2007	$11.321	$11.786	0
	2008	$11.786	$7.562	0
	2009	$7.562	$9.616	0
	2010	$9.616	$10.517	0
	2011	$10.517	$10.153	0
	2012	$10.153	$11.181	0
	2013	$11.181	$14.097	0
	2014	$14.097	$15.538	0
	2015	$15.538	$16.085	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.989	0
	2007	$10.989	$12.045	0
	2008	$12.045	$8.446	0
	2009	$8.446	$10.208	0
	2010	$10.208	$11.201	0
	2011	$11.201	$10.654	0
	2012	$10.654	$11.836	0
	2013	$11.836	$14.804	0
	2014	$14.804	$15.338	0
	2015	$15.338	$14.484	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.139	$17.566	0
	2007	$17.566	$17.813	4,773
	2008	$17.813	$10.980	4,945
	2009	$10.980	$13.564	4,885
	2010	$13.564	$14.783	4,802
	2011	$14.783	$14.338	4,760
	2012	$14.338	$16.054	4,667
	2013	$16.054	$20.181	4,490
	2014	$20.181	$21.189	4,143
	2015	$21.189	$19.742	1,336

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.784	$21.537	0
	2007	$21.537	$20.604	1,028
	2008	$20.604	$13.526	1,141
	2009	$13.526	$17.122	1,408
	2010	$17.122	$21.518	1,529
	2011	$21.518	$20.297	215
	2012	$20.297	$23.550	200
	2013	$23.550	$31.446	187
	2014	$31.446	$30.996	0
	2015	$30.996	$28.135	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.401	$18.538	399
	2007	$18.538	$20.209	399
	2008	$20.209	$11.389	399
	2009	$11.389	$16.027	399
	2010	$16.027	$20.048	399
	2011	$20.048	$18.700	399
	2012	$18.700	$20.316	399
	2013	$20.316	$27.509	0
	2014	$27.509	$28.976	0
	2015	$28.976	$27.645	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.263	$10.463	0
	2007	$10.463	$10.931	0
	2008	$10.931	$11.527	0
	2009	$11.527	$11.647	0
	2010	$11.647	$12.019	0
	2011	$12.019	$12.449	0
	2012	$12.449	$12.431	0
	2013	$12.431	$11.911	0
	2014	$11.911	$12.069	0
	2015	$12.069	$11.885	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.699	$32.264	0
	2007	$32.264	$40.721	0
	2008	$40.721	$18.874	0
	2009	$18.874	$31.928	0
	2010	$31.928	$36.796	0
	2011	$36.796	$30.347	0
	2012	$30.347	$33.656	0
	2013	$33.656	$32.682	0
	2014	$32.682	$29.343	0
	2015	$29.343	$23.121	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.017	$20.256	0
	2007	$20.256	$22.920	2,386
	2008	$22.920	$13.393	2,396
	2009	$13.393	$17.989	2,241
	2010	$17.989	$19.113	2,090
	2011	$19.113	$16.741	2,115
	2012	$16.741	$19.399	2,171
	2013	$19.399	$23.380	2,133
	2014	$23.380	$20.364	1,929
	2015	$20.364	$18.663	962

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.735	$15.182	0
	2007	$15.182	$16.515	0
	2008	$16.515	$17.191	0
	2009	$17.191	$19.997	0
	2010	$19.997	$22.431	0
	2011	$22.431	$21.794	0
	2012	$21.794	$24.578	0
	2013	$24.578	$24.481	0
	2014	$24.481	$24.434	0
	2015	$24.434	$22.916	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.928	$13.004	0
	2007	$13.004	$14.865	1,713
	2008	$14.865	$7.413	2,432
	2009	$7.413	$12.035	2,823
	2010	$12.035	$14.104	3,186
	2011	$14.104	$12.940	0
	2012	$12.940	$14.381	0
	2013	$14.381	$19.705	0
	2014	$19.705	$20.890	0
	2015	$20.890	$21.447	0

Invesco V.I. American Value Fund - Series I
	2006	$12.412	$14.684	2,017
	2007	$14.684	$15.519	1,911
	2008	$15.519	$8.930	2,205
	2009	$8.930	$12.184	2,014
	2010	$12.184	$14.597	1,940
	2011	$14.597	$14.439	1,930
	2012	$14.439	$16.601	1,921
	2013	$16.601	$21.846	1,912
	2014	$21.846	$23.499	1,904
	2015	$23.499	$20.929	0

Invesco V.I. American Value Fund - Series II
	2006	$12.387	$14.645	0
	2007	$14.645	$15.464	990
	2008	$15.464	$8.878	1,279
	2009	$8.878	$12.109	1,649
	2010	$12.109	$14.501	1,877
	2011	$14.501	$14.330	0
	2012	$14.330	$16.442	0
	2013	$16.442	$21.584	0
	2014	$21.584	$23.159	0
	2015	$23.159	$20.574	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.544	$13.130	0
	2007	$13.130	$12.568	803
	2008	$12.568	$7.907	977
	2009	$7.907	$9.952	1,334
	2010	$9.952	$11.285	1,588
	2011	$11.285	$10.827	0
	2012	$10.827	$12.620	0
	2013	$12.620	$16.779	0
	2014	$16.779	$17.941	0
	2015	$17.941	$16.495	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.511	$12.702	0
	2007	$12.702	$12.866	0
	2008	$12.866	$9.750	0
	2009	$9.750	$11.705	0
	2010	$11.705	$12.852	0
	2011	$12.852	$12.433	0
	2012	$12.433	$13.695	0
	2013	$13.695	$16.762	0
	2014	$16.762	$17.869	0
	2015	$17.869	$17.061	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.024	$18.215	0
	2007	$18.215	$18.301	2,137
	2008	$18.301	$12.159	2,392
	2009	$12.159	$14.790	2,979
	2010	$14.790	$16.264	3,532
	2011	$16.264	$15.580	751
	2012	$15.580	$17.460	683
	2013	$17.460	$22.891	521
	2014	$22.891	$24.672	436
	2015	$24.672	$23.380	410

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.432	0
	2007	$12.432	$14.327	0
	2008	$14.327	$7.465	0
	2009	$7.465	$11.441	0
	2010	$11.441	$14.272	0
	2011	$14.272	$12.679	0
	2012	$12.679	$13.871	0
	2013	$13.871	$18.572	0
	2014	$18.572	$19.602	0
	2015	$19.602	$19.412	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.279	$11.015	0
	2007	$11.015	$11.463	0
	2008	$11.463	$9.265	0
	2009	$9.265	$12.196	0
	2010	$12.196	$13.425	0
	2011	$13.425	$13.735	0
	2012	$13.735	$15.148	0
	2013	$15.148	$16.060	0
	2014	$16.060	$16.425	0
	2015	$16.425	$15.852	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.427	$12.840	0
	2007	$12.840	$13.429	0
	2008	$13.429	$9.388	0
	2009	$9.388	$11.591	0
	2010	$11.591	$13.523	0
	2011	$13.523	$12.659	0
	2012	$12.659	$13.719	0
	2013	$13.719	$18.255	0
	2014	$18.255	$19.169	0
	2015	$19.169	$18.141	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.015	$12.662	0
	2007	$12.662	$12.835	0
	2008	$12.835	$7.998	0
	2009	$7.998	$9.320	0
	2010	$9.320	$10.725	0
	2011	$10.725	$9.873	0
	2012	$9.873	$10.845	0
	2013	$10.845	$14.446	0
	2014	$14.446	$15.242	0
	2015	$15.242	$14.511	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.417	$12.073	0
	2007	$12.073	$14.350	0
	2008	$14.350	$8.685	0
	2009	$8.685	$12.390	0
	2010	$12.390	$14.927	0
	2011	$14.927	$13.161	0
	2012	$13.161	$14.717	0
	2013	$14.717	$19.772	0
	2014	$19.772	$20.555	0
	2015	$20.555	$20.695	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.791	$12.971	0
	2007	$12.971	$12.785	0
	2008	$12.785	$7.599	0
	2009	$7.599	$9.430	0
	2010	$9.430	$11.593	0
	2011	$11.593	$10.907	0
	2012	$10.907	$12.244	0
	2013	$12.244	$15.639	0
	2014	$15.639	$17.094	0
	2015	$17.094	$16.120	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.172	$13.902	0
	2007	$13.902	$15.512	0
	2008	$15.512	$8.261	0
	2009	$8.261	$11.671	0
	2010	$11.671	$12.485	0
	2011	$12.485	$12.069	0
	2012	$12.069	$13.462	0
	2013	$13.462	$17.077	0
	2014	$17.077	$19.269	0
	2015	$19.269	$19.502	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.284	$15.521	0
	2007	$15.521	$15.740	9,972
	2008	$15.740	$8.698	0
	2009	$8.698	$10.366	0
	2010	$10.366	$11.448	0
	2011	$11.448	$11.264	0
	2012	$11.264	$12.376	0
	2013	$12.376	$13.686	0
	2014	$13.686	$14.489	0
	2015	$14.489	$14.281	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.130	$10.419	0
	2007	$10.419	$10.628	0
	2008	$10.628	$6.346	0
	2009	$6.346	$6.783	0
	2010	$6.783	$7.398	0
	2011	$7.398	$7.826	0
	2012	$7.826	$8.450	0
	2013	$8.450	$8.251	0
	2014	$8.251	$8.646	0
	2015	$8.646	$8.534	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.881	$15.986	0
	2007	$15.986	$16.612	0
	2008	$16.612	$8.269	0
	2009	$8.269	$10.719	0
	2010	$10.719	$13.359	0
	2011	$13.359	$13.203	0
	2012	$13.203	$15.032	0
	2013	$15.032	$19.981	0
	2014	$19.981	$20.666	0
	2015	$20.666	$21.540	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.497	$21.278	0
	2007	$21.278	$22.120	0
	2008	$22.120	$12.936	0
	2009	$12.936	$17.668	0
	2010	$17.668	$20.036	0
	2011	$20.036	$17.963	0
	2012	$17.963	$21.293	0
	2013	$21.293	$26.503	0
	2014	$26.503	$26.510	0
	2015	$26.510	$26.936	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.925	$13.585	0
	2007	$13.585	$14.585	7,918
	2008	$14.585	$12.224	5,199
	2009	$12.224	$14.186	5,428
	2010	$14.186	$15.958	5,200
	2011	$15.958	$15.743	5,108
	2012	$15.743	$17.458	6,383
	2013	$17.458	$17.047	5,570
	2014	$17.047	$17.124	5,239
	2015	$17.124	$16.365	2,430

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.773	$14.746	0
	2007	$14.746	$14.383	2,699
	2008	$14.383	$3.020	4,325
	2009	$3.020	$3.728	5,847
	2010	$3.728	$4.182	5,738
	2011	$4.182	$3.994	5,717
	2012	$3.994	$4.423	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.974	$15.718	0
	2007	$15.718	$16.043	1,859
	2008	$16.043	$9.650	2,093
	2009	$9.650	$12.105	2,010
	2010	$12.105	$13.742	2,019
	2011	$13.742	$13.427	2,009
	2012	$13.427	$15.345	1,999
	2013	$15.345	$19.768	1,990
	2014	$19.768	$21.390	1,981
	2015	$21.390	$21.615	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.375	$20.650	0
	2007	$20.650	$19.955	0
	2008	$19.955	$12.125	0
	2009	$12.125	$16.267	0
	2010	$16.267	$19.619	0
	2011	$19.619	$18.771	0
	2012	$18.771	$21.648	0
	2013	$21.648	$29.836	0
	2014	$29.836	$32.650	0
	2015	$32.650	$30.051	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.412	1,066
	2010	$12.412	$13.699	1,297
	2011	$13.699	$13.685	0
	2012	$13.685	$16.001	0
	2013	$16.001	$20.767	0
	2014	$20.767	$22.931	0
	2015	$22.931	$21.790	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.031	$14.295	0
	2007	$14.295	$14.143	2,411
	2008	$14.143	$8.216	2,479
	2009	$8.216	$10.117	2,685
	2010	$10.117	$10.989	2,742
	2011	$10.989	$11.069	2,709
	2012	$11.069	$12.208	2,681
	2013	$12.208	$14.130	2,655
	2014	$14.130	$15.328	2,430
	2015	$15.328	$14.853	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.906	$15.383	0
	2007	$15.383	$15.518	0
	2008	$15.518	$10.141	0
	2009	$10.141	$13.438	0
	2010	$13.438	$15.106	0
	2011	$15.106	$14.744	0
	2012	$14.744	$16.502	0
	2013	$16.502	$19.326	0
	2014	$19.326	$20.726	0
	2015	$20.726	$20.349	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.135	$13.234	0
	2007	$13.234	$12.891	583
	2008	$12.891	$10.477	459
	2009	$10.477	$12.939	407
	2010	$12.939	$12.994	428
	2011	$12.994	$12.586	438
	2012	$12.586	$15.082	405
	2013	$15.082	$20.941	379
	2014	$20.941	$26.198	310
	2015	$26.198	$27.676	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.786	$22.146	0
	2007	$22.146	$26.032	0
	2008	$26.032	$17.734	0
	2009	$17.734	$18.660	0
	2010	$18.660	$18.624	0
	2011	$18.624	$17.267	0
	2012	$17.267	$17.775	0
	2013	$17.775	$19.829	0
	2014	$19.829	$22.268	0
	2015	$22.268	$19.660	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.132	$17.192	0
	2007	$17.192	$15.830	1,658
	2008	$15.830	$9.511	931
	2009	$9.511	$12.101	928
	2010	$12.101	$13.565	911
	2011	$13.565	$12.679	892
	2012	$12.679	$14.804	876
	2013	$14.804	$19.686	198
	2014	$19.686	$21.365	0
	2015	$21.365	$19.363	0

Putnam VT High Yield Fund - Class IB
	2006	$14.575	$15.789	0
	2007	$15.789	$15.905	1,022
	2008	$15.905	$11.525	0
	2009	$11.525	$16.964	0
	2010	$16.964	$18.962	0
	2011	$18.962	$18.911	0
	2012	$18.911	$21.501	0
	2013	$21.501	$22.729	0
	2014	$22.729	$22.624	0
	2015	$22.624	$20.987	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.697	$10.959	0
	2007	$10.959	$11.301	4,672
	2008	$11.301	$8.426	2,129
	2009	$8.426	$12.111	1,944
	2010	$12.111	$13.042	1,961
	2011	$13.042	$13.423	1,870
	2012	$13.423	$14.568	1,817
	2013	$14.568	$14.545	817
	2014	$14.545	$15.176	716
	2015	$15.176	$14.657	658

Putnam VT International Equity Fund - Class IB
	2006	$16.719	$20.930	0
	2007	$20.930	$22.227	1,770
	2008	$22.227	$12.210	2,127
	2009	$12.210	$14.914	2,045
	2010	$14.914	$16.083	2,180
	2011	$16.083	$13.094	2,172
	2012	$13.094	$15.646	2,164
	2013	$15.646	$19.639	1,701
	2014	$19.639	$17.943	1,693
	2015	$17.943	$17.611	0

Putnam VT Investors Fund - Class IB
	2006	$15.259	$17.040	0
	2007	$17.040	$15.836	0
	2008	$15.836	$9.382	0
	2009	$9.382	$12.030	0
	2010	$12.030	$13.432	0
	2011	$13.432	$13.171	0
	2012	$13.171	$15.081	0
	2013	$15.081	$19.973	0
	2014	$19.973	$22.299	0
	2015	$22.299	$21.379	0

Putnam VT Money Market Fund - Class IB
	2006	$9.745	$9.971	0
	2007	$9.971	$10.239	5,566
	2008	$10.239	$10.293	3,627
	2009	$10.293	$10.109	4,664
	2010	$10.109	$9.912	5,163
	2011	$9.912	$9.716	5,039
	2012	$9.716	$9.523	5,121
	2013	$9.523	$9.335	5,148
	2014	$9.335	$9.150	4,966
	2015	$9.150	$8.969	2,154

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.694	$16.699	0
	2007	$16.699	$17.304	0
	2008	$17.304	$10.388	0
	2009	$10.388	$13.453	0
	2010	$13.453	$15.765	672
	2011	$15.765	$14.666	658
	2012	$14.666	$16.783	645
	2013	$16.783	$22.443	154
	2014	$22.443	$24.963	0
	2015	$24.963	$24.396	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.071	$19.412	0
	2007	$19.412	$18.093	558
	2008	$18.093	$9.796	791
	2009	$9.796	$9.219	0

Putnam VT Research Fund - Class IB
	2006	$14.175	$15.465	0
	2007	$15.465	$15.241	0
	2008	$15.241	$9.179	0
	2009	$9.179	$11.982	0
	2010	$11.982	$13.667	0
	2011	$13.667	$13.162	0
	2012	$13.162	$15.211	0
	2013	$15.211	$19.882	0
	2014	$19.882	$22.382	0
	2015	$22.382	$21.598	0

Putnam VT Vista Fund - Class IB
	2006	$17.288	$17.868	0
	2007	$17.868	$18.178	662
	2008	$18.178	$9.701	640
	2009	$9.701	$13.192	638
	2010	$13.192	$15.032	0

Putnam VT Voyager Fund - Class IB
	2006	$13.190	$13.631	0
	2007	$13.631	$14.095	2,837
	2008	$14.095	$8.699	3,003
	2009	$8.699	$13.973	2,494
	2010	$13.973	$16.544	2,399
	2011	$16.544	$13.321	2,390
	2012	$13.321	$14.912	2,382
	2013	$14.912	$21.007	1,681
	2014	$21.007	$22.590	1,674
	2015	$22.590	$20.787	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.411	$17.824	0
	2007	$17.824	$18.584	0
	2008	$18.584	$15.486	0
	2009	$15.486	$19.748	0
	2010	$19.748	$21.241	0
	2011	$21.241	$22.252	0
	2012	$22.252	$25.707	0
	2013	$25.707	$22.989	0
	2014	$22.989	$23.183	0
	2015	$23.183	$22.454	0

UIF Global Franchise Portfolio, Class II
	2006	$12.131	$14.447	0
	2007	$14.447	$15.543	0
	2008	$15.543	$10.825	0
	2009	$10.825	$13.746	0
	2010	$13.746	$15.365	0
	2011	$15.365	$16.423	0
	2012	$16.423	$18.605	0
	2013	$18.605	$21.820	0
	2014	$21.820	$22.350	0
	2015	$22.350	$23.264	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.174	$12.422	1,231
	2007	$12.422	$14.840	0
	2008	$14.840	$7.390	0
	2009	$7.390	$11.992	0
	2010	$11.992	$14.441	0
	2011	$14.441	$13.758	0
	2012	$13.758	$15.422	0
	2013	$15.422	$22.381	0
	2014	$22.381	$23.331	0
	2015	$23.331	$25.666	0

UIF Growth Portfolio, Class II
	2006	$12.121	$12.333	0
	2007	$12.333	$14.705	0
	2008	$14.705	$7.300	0
	2009	$7.300	$11.816	0
	2010	$11.816	$14.199	0
	2011	$14.199	$13.494	0
	2012	$13.494	$15.083	0
	2013	$15.083	$21.839	0
	2014	$21.839	$22.707	0
	2015	$22.707	$24.919	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.806	0
	2007	$9.806	$11.783	0
	2008	$11.783	$6.142	0
	2009	$6.142	$9.473	0
	2010	$9.473	$12.280	0
	2011	$12.280	$11.173	0
	2012	$11.173	$11.880	0
	2013	$11.880	$16.008	0
	2014	$16.008	$15.978	0
	2015	$15.978	$14.722	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.487	$19.168	0
	2007	$19.168	$19.341	371
	2008	$19.341	$11.291	418
	2009	$11.291	$16.228	311
	2010	$16.228	$20.129	318
	2011	$20.129	$18.010	305
	2012	$18.010	$20.247	308
	2013	$20.247	$33.999	251
	2014	$33.999	$28.703	282
	2015	$28.703	$25.376	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.091	$29.810	0
	2007	$29.810	$24.167	2,118
	2008	$24.167	$14.671	2,567
	2009	$14.671	$18.476	2,420
	2010	$18.476	$23.456	2,098
	2011	$23.456	$24.292	2,033
	2012	$24.292	$27.527	1,964
	2013	$27.527	$27.452	1,999
	2014	$27.452	$34.823	1,849
	2015	$34.823	$34.787	275

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.894	$10.102	0
	2007	$10.102	$10.341	0
	2008	$10.341	$10.317	0
	2009	$10.317	$10.119	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.238	0
	2007	$10.238	$11.764	673
	2008	$11.764	$6.604	209
	2009	$6.604	$8.764	1,109
	2010	$8.764	$10.038	2,678
	2011	$10.038	$9.560	2,656
	2012	$9.560	$10.876	2,633
	2013	$10.876	$13.952	202
	2014	$13.952	$15.260	542
	2015	$15.260	$15.011	533

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.429	0
	2007	$10.429	$11.076	0
	2008	$11.076	$8.119	0
	2009	$8.119	$9.859	0
	2010	$9.859	$10.869	0
	2011	$10.869	$10.603	0
	2012	$10.603	$11.589	0
	2013	$11.589	$12.851	0
	2014	$12.851	$13.118	0
	2015	$13.118	$12.783	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.459	0
	2007	$10.459	$11.266	7,734
	2008	$11.266	$7.416	0
	2009	$7.416	$9.338	0
	2010	$9.338	$10.459	0
	2011	$10.459	$10.119	0
	2012	$10.119	$11.207	0
	2013	$11.207	$12.695	0
	2014	$12.695	$13.008	0
	2015	$13.008	$12.684	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.468	0
	2007	$10.468	$11.389	0
	2008	$11.389	$6.898	0
	2009	$6.898	$8.864	0
	2010	$8.864	$10.063	0
	2011	$10.063	$9.579	0
	2012	$9.579	$10.808	0
	2013	$10.808	$12.854	0
	2014	$12.854	$13.189	0
	2015	$13.189	$12.852	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.320	0
	2007	$10.320	$10.707	0
	2008	$10.707	$9.366	0
	2009	$9.366	$10.518	0
	2010	$10.518	$11.051	0
	2011	$11.051	$10.976	0
	2012	$10.976	$11.424	0
	2013	$11.424	$11.774	0
	2014	$11.774	$11.942	0
	2015	$11.942	$11.632	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.811	1,029

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.716	0
	2007	$9.716	$11.640	0
	2008	$11.640	$6.297	1,569
	2009	$6.297	$8.909	2,404
	2010	$8.909	$10.453	3,969
	2011	$10.453	$10.286	3,461
	2012	$10.286	$11.907	3,433
	2013	$11.907	$15.702	1,045
	2014	$15.702	$17.279	1,037
	2015	$17.279	$18.309	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.791	0
	2007	$10.791	$11.117	4,020
	2008	$11.117	$6.843	6,411
	2009	$6.843	$8.467	6,358
	2010	$8.467	$9.516	6,311
	2011	$9.516	$9.488	6,311
	2012	$9.488	$10.747	6,209
	2013	$10.747	$13.888	6,171
	2014	$13.888	$15.412	6,130
	2015	$15.412	$15.261	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.848	0
	2007	$9.848	$11.126	0
	2008	$11.126	$6.582	0
	2009	$6.582	$9.011	0
	2010	$9.011	$11.349	0
	2011	$11.349	$9.911	0
	2012	$9.911	$11.123	0
	2013	$11.123	$14.804	0
	2014	$14.804	$15.377	0
	2015	$15.377	$14.818	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.687	$16.799	0
	2007	$16.799	$15.844	8,625
	2008	$15.844	$10.066	8,137
	2009	$10.066	$12.479	6,127
	2010	$12.479	$14.264	5,894
	2011	$14.264	$14.310	3,125
	2012	$14.310	$15.732	2,091
	2013	$15.732	$19.973	1,900
	2014	$19.973	$21.353	1,860
	2015	$21.353	$20.727	1,745

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.154	$12.920	0
	2007	$12.920	$13.131	4,730
	2008	$13.131	$9.048	4,732
	2009	$9.048	$12.019	2,039
	2010	$12.019	$13.266	1,991
	2011	$13.266	$13.306	1,986
	2012	$13.306	$14.683	1,950
	2013	$14.683	$16.388	1,946
	2014	$16.388	$16.795	2,513
	2015	$16.795	$15.292	2,503

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.409	$11.308	0
	2007	$11.308	$11.766	3,251
	2008	$11.766	$7.546	3,990
	2009	$7.546	$9.590	4,437
	2010	$9.590	$10.483	2,790
	2011	$10.483	$10.115	2,739
	2012	$10.115	$11.134	2,824
	2013	$11.134	$14.030	2,482
	2014	$14.030	$15.457	2,369
	2015	$15.457	$15.993	1,151

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.985	0
	2007	$10.985	$12.034	3,578
	2008	$12.034	$8.434	3,109
	2009	$8.434	$10.189	3,889
	2010	$10.189	$11.174	2,167
	2011	$11.174	$10.623	2,154
	2012	$10.623	$11.796	2,137
	2013	$11.796	$14.746	64
	2014	$14.746	$15.270	65
	2015	$15.270	$14.412	64

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.131	$17.548	0
	2007	$17.548	$17.786	11,768
	2008	$17.786	$10.957	11,088
	2009	$10.957	$13.530	9,112
	2010	$13.530	$14.737	7,791
	2011	$14.737	$14.287	6,771
	2012	$14.287	$15.988	5,658
	2013	$15.988	$20.089	4,986
	2014	$20.089	$21.080	3,816
	2015	$21.080	$19.631	3,717

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.774	$21.515	0
	2007	$21.515	$20.572	18,274
	2008	$20.572	$13.498	14,843
	2009	$13.498	$17.078	11,669
	2010	$17.078	$21.451	10,448
	2011	$21.451	$20.224	8,461
	2012	$20.224	$23.454	7,688
	2013	$23.454	$31.301	5,436
	2014	$31.301	$30.838	5,190
	2015	$30.838	$27.977	4,984

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.391	$18.519	0
	2007	$18.519	$20.178	0
	2008	$20.178	$11.366	0
	2009	$11.366	$15.986	0
	2010	$15.986	$19.986	0
	2011	$19.986	$18.633	0
	2012	$18.633	$20.233	0
	2013	$20.233	$27.383	0
	2014	$27.383	$28.828	0
	2015	$28.828	$27.490	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.254	$10.449	0
	2007	$10.449	$10.911	4,063
	2008	$10.911	$11.500	16,262
	2009	$11.500	$11.614	20,332
	2010	$11.614	$11.978	7,842
	2011	$11.978	$12.401	5,349
	2012	$12.401	$12.376	5,251
	2013	$12.376	$11.853	4,581
	2014	$11.853	$12.004	4,168
	2015	$12.004	$11.815	4,124

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.685	$32.231	0
	2007	$32.231	$40.658	10,979
	2008	$40.658	$18.835	5,765
	2009	$18.835	$31.846	4,702
	2010	$31.846	$36.683	5,404
	2011	$36.683	$30.238	4,825
	2012	$30.238	$33.518	4,787
	2013	$33.518	$32.531	3,561
	2014	$32.531	$29.193	3,627
	2015	$29.193	$22.991	2,926

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.008	$20.235	0
	2007	$20.235	$22.884	17,130
	2008	$22.884	$13.365	16,783
	2009	$13.365	$17.942	14,817
	2010	$17.942	$19.054	13,555
	2011	$19.054	$16.681	9,726
	2012	$16.681	$19.319	8,931
	2013	$19.319	$23.272	8,720
	2014	$23.272	$20.260	8,872
	2015	$20.260	$18.558	8,324

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.728	$15.166	0
	2007	$15.166	$16.490	0
	2008	$16.490	$17.156	0
	2009	$17.156	$19.946	0
	2010	$19.946	$22.362	0
	2011	$22.362	$21.716	0
	2012	$21.716	$24.477	0
	2013	$24.477	$24.368	0
	2014	$24.368	$24.309	0
	2015	$24.309	$22.788	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.921	$12.991	0
	2007	$12.991	$14.842	5,512
	2008	$14.842	$7.398	2,171
	2009	$7.398	$12.004	1,966
	2010	$12.004	$14.060	3,471
	2011	$14.060	$12.894	2,570
	2012	$12.894	$14.322	2,254
	2013	$14.322	$19.614	2,246
	2014	$19.614	$20.783	2,182
	2015	$20.783	$21.326	2,176

Invesco V.I. American Value Fund - Series I
	2006	$12.402	$14.664	7,864
	2007	$14.664	$15.490	7,101
	2008	$15.490	$8.909	6,937
	2009	$8.909	$12.149	6,386
	2010	$12.149	$14.548	5,873
	2011	$14.548	$14.383	5,516
	2012	$14.383	$16.527	4,736
	2013	$16.527	$21.738	3,956
	2014	$21.738	$23.371	3,741
	2015	$23.371	$20.805	3,273

Invesco V.I. American Value Fund - Series II
	2006	$12.377	$14.626	0
	2007	$14.626	$15.435	3,869
	2008	$15.435	$8.857	4,067
	2009	$8.857	$12.074	4,098
	2010	$12.074	$14.451	4,136
	2011	$14.451	$14.274	4,076
	2012	$14.274	$16.370	3,916
	2013	$16.370	$21.477	3,333
	2014	$21.477	$23.033	3,367
	2015	$23.033	$20.452	3,625

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.534	$13.112	0
	2007	$13.112	$12.544	10,065
	2008	$12.544	$7.889	9,917
	2009	$7.889	$9.923	6,963
	2010	$9.923	$11.246	6,519
	2011	$11.246	$10.785	6,230
	2012	$10.785	$12.564	5,664
	2013	$12.564	$16.696	3,055
	2014	$16.696	$17.844	2,582
	2015	$17.844	$16.397	1,994

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.501	$12.684	0
	2007	$12.684	$12.842	39
	2008	$12.842	$9.726	38
	2009	$9.726	$11.671	80
	2010	$11.671	$12.808	64
	2011	$12.808	$12.384	63
	2012	$12.384	$13.634	28
	2013	$13.634	$16.680	1,345
	2014	$16.680	$17.772	748
	2015	$17.772	$16.959	596

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.016	$18.196	0
	2007	$18.196	$18.273	17,992
	2008	$18.273	$12.134	15,640
	2009	$12.134	$14.752	15,692
	2010	$14.752	$16.214	15,539
	2011	$16.214	$15.524	10,600
	2012	$15.524	$17.389	10,368
	2013	$17.389	$22.786	9,086
	2014	$22.786	$24.546	8,967
	2015	$24.546	$23.248	8,427

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.078	$12.415	0
	2007	$12.415	$14.300	7,233
	2008	$14.300	$7.447	7,783
	2009	$7.447	$11.408	7,061
	2010	$11.408	$14.224	3,402
	2011	$14.224	$12.630	3,466
	2012	$12.630	$13.810	3,311
	2013	$13.810	$18.480	3,010
	2014	$18.480	$19.496	2,924
	2015	$19.496	$19.297	2,747

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.273	$11.003	0
	2007	$11.003	$11.444	1,799
	2008	$11.444	$9.244	1,490
	2009	$9.244	$12.163	1,368
	2010	$12.163	$13.382	729
	2011	$13.382	$13.685	708
	2012	$13.685	$15.085	695
	2013	$15.085	$15.985	709
	2014	$15.985	$16.339	715
	2015	$16.339	$15.761	654

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.420	$12.826	0
	2007	$12.826	$13.407	2,637
	2008	$13.407	$9.368	2,829
	2009	$9.368	$11.560	2,294
	2010	$11.560	$13.480	2,299
	2011	$13.480	$12.612	2,231
	2012	$12.612	$13.662	2,270
	2013	$13.662	$18.169	2,159
	2014	$18.169	$19.069	1,835
	2015	$19.069	$18.037	1,827

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.008	$12.647	0
	2007	$12.647	$12.814	1,636
	2008	$12.814	$7.980	1,672
	2009	$7.980	$9.295	0
	2010	$9.295	$10.691	0
	2011	$10.691	$9.836	0
	2012	$9.836	$10.800	0
	2013	$10.800	$14.378	0
	2014	$14.378	$15.162	0
	2015	$15.162	$14.427	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.409	$12.060	0
	2007	$12.060	$14.326	2,095
	2008	$14.326	$8.666	2,316
	2009	$8.666	$12.357	2,426
	2010	$12.357	$14.880	2,177
	2011	$14.880	$13.112	2,345
	2012	$13.112	$14.655	2,476
	2013	$14.655	$19.679	2,026
	2014	$19.679	$20.448	1,646
	2015	$20.448	$20.576	1,616

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.784	$12.956	0
	2007	$12.956	$12.764	3,980
	2008	$12.764	$7.582	4,502
	2009	$7.582	$9.405	4,036
	2010	$9.405	$11.556	1,684
	2011	$11.556	$10.866	1,700
	2012	$10.866	$12.192	1,719
	2013	$12.192	$15.565	1,491
	2014	$15.565	$17.005	1,430
	2015	$17.005	$16.027	767

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.154	$13.876	0
	2007	$13.876	$15.475	19,535
	2008	$15.475	$8.237	14,347
	2009	$8.237	$11.632	12,823
	2010	$11.632	$12.437	12,847
	2011	$12.437	$12.016	8,567
	2012	$12.016	$13.395	5,581
	2013	$13.395	$16.984	5,163
	2014	$16.984	$19.154	4,047
	2015	$19.154	$19.377	3,441

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.277	$15.505	0
	2007	$15.505	$15.716	11,507
	2008	$15.716	$8.680	7,239
	2009	$8.680	$10.340	4,730
	2010	$10.340	$11.413	4,346
	2011	$11.413	$11.224	4,359
	2012	$11.224	$12.325	9,962
	2013	$12.325	$13.623	9,390
	2014	$13.623	$14.415	8,262
	2015	$14.415	$14.201	8,040

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.124	$10.407	0
	2007	$10.407	$10.611	3,587
	2008	$10.611	$6.333	3,885
	2009	$6.333	$6.765	4,319
	2010	$6.765	$7.374	3,140
	2011	$7.374	$7.797	2,933
	2012	$7.797	$8.415	2,931
	2013	$8.415	$8.212	3,203
	2014	$8.212	$8.601	3,153
	2015	$8.601	$8.485	2,945

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.873	$15.970	0
	2007	$15.970	$16.587	21,013
	2008	$16.587	$8.252	15,595
	2009	$8.252	$10.691	14,512
	2010	$10.691	$13.318	12,229
	2011	$13.318	$13.156	9,640
	2012	$13.156	$14.970	7,274
	2013	$14.970	$19.889	6,640
	2014	$19.889	$20.560	6,562
	2015	$20.560	$21.419	6,397

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.487	$21.256	0
	2007	$21.256	$22.086	10,246
	2008	$22.086	$12.909	9,869
	2009	$12.909	$17.623	8,802
	2010	$17.623	$19.974	7,455
	2011	$19.974	$17.899	6,709
	2012	$17.899	$21.206	6,391
	2013	$21.206	$26.381	3,958
	2014	$26.381	$26.374	3,976
	2015	$26.374	$26.785	3,852

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.918	$13.571	0
	2007	$13.571	$14.562	29,171
	2008	$14.562	$12.199	18,707
	2009	$12.199	$14.150	17,775
	2010	$14.150	$15.909	15,905
	2011	$15.909	$15.686	15,204
	2012	$15.686	$17.386	20,830
	2013	$17.386	$16.969	16,171
	2014	$16.969	$17.037	14,116
	2015	$17.037	$16.273	13,679

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.766	$14.730	0
	2007	$14.730	$14.360	20,585
	2008	$14.360	$3.014	32,418
	2009	$3.014	$3.719	34,069
	2010	$3.719	$4.169	32,863
	2011	$4.169	$3.980	33,107
	2012	$3.980	$4.406	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.966	$15.701	0
	2007	$15.701	$16.018	21,791
	2008	$16.018	$9.630	20,905
	2009	$9.630	$12.074	18,633
	2010	$12.074	$13.700	17,657
	2011	$13.700	$13.379	13,884
	2012	$13.379	$15.282	12,051
	2013	$15.282	$19.677	10,459
	2014	$19.677	$21.280	10,038
	2015	$21.280	$21.494	8,642

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.365	$20.629	0
	2007	$20.629	$19.925	13,137
	2008	$19.925	$12.100	10,216
	2009	$12.100	$16.225	9,300
	2010	$16.225	$19.559	10,007
	2011	$19.559	$18.704	9,031
	2012	$18.704	$21.559	7,704
	2013	$21.559	$29.699	5,550
	2014	$29.699	$32.484	4,997
	2015	$32.484	$29.882	4,686

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.381	2,585
	2010	$12.381	$13.657	2,210
	2011	$13.657	$13.636	2,132
	2012	$13.636	$15.936	2,083
	2013	$15.936	$20.671	973
	2014	$20.671	$22.813	953
	2015	$22.813	$21.668	727

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.024	$14.280	0
	2007	$14.280	$14.121	29,033
	2008	$14.121	$8.199	23,207
	2009	$8.199	$10.091	21,661
	2010	$10.091	$10.955	21,656
	2011	$10.955	$11.029	20,107
	2012	$11.029	$12.158	14,329
	2013	$12.158	$14.065	11,944
	2014	$14.065	$15.249	9,061
	2015	$15.249	$14.769	8,581

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.899	$15.367	0
	2007	$15.367	$15.494	3,338
	2008	$15.494	$10.120	1,059
	2009	$10.120	$13.404	1,023
	2010	$13.404	$15.059	1,021
	2011	$15.059	$14.691	1,021
	2012	$14.691	$16.434	24
	2013	$16.434	$19.237	21
	2014	$19.237	$20.620	21
	2015	$20.620	$20.235	20

Putnam VT Global Health Care Fund - Class IB
	2006	$13.128	$13.220	0
	2007	$13.220	$12.871	11,355
	2008	$12.871	$10.456	7,033
	2009	$10.456	$12.906	4,107
	2010	$12.906	$12.954	3,529
	2011	$12.954	$12.541	3,516
	2012	$12.541	$15.020	2,687
	2013	$15.020	$20.845	2,586
	2014	$20.845	$26.064	2,306
	2015	$26.064	$27.520	2,144

Putnam VT Global Utilities Fund - Class IB
	2006	$17.777	$22.123	0
	2007	$22.123	$25.991	1,095
	2008	$25.991	$17.697	823
	2009	$17.697	$18.612	954
	2010	$18.612	$18.567	1,023
	2011	$18.567	$17.205	833
	2012	$17.205	$17.703	823
	2013	$17.703	$19.737	889
	2014	$19.737	$22.154	881
	2015	$22.154	$19.550	988

Putnam VT Growth and Income Fund - Class IB
	2006	$15.124	$17.174	0
	2007	$17.174	$15.806	25,435
	2008	$15.806	$9.491	22,320
	2009	$9.491	$12.070	19,919
	2010	$12.070	$13.523	18,786
	2011	$13.523	$12.633	18,307
	2012	$12.633	$14.743	17,544
	2013	$14.743	$19.595	12,771
	2014	$19.595	$21.256	11,204
	2015	$21.256	$19.255	10,968

Putnam VT High Yield Fund - Class IB
	2006	$14.567	$15.772	0
	2007	$15.772	$15.881	9,344
	2008	$15.881	$11.501	7,876
	2009	$11.501	$16.921	6,328
	2010	$16.921	$18.903	6,751
	2011	$18.903	$18.843	2,151
	2012	$18.843	$21.413	1,911
	2013	$21.413	$22.624	1,857
	2014	$22.624	$22.508	1,766
	2015	$22.508	$20.869	1,704

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.692	$10.948	0
	2007	$10.948	$11.283	46,398
	2008	$11.283	$8.409	35,253
	2009	$8.409	$12.080	35,626
	2010	$12.080	$13.002	33,751
	2011	$13.002	$13.374	25,529
	2012	$13.374	$14.508	23,560
	2013	$14.508	$14.478	14,787
	2014	$14.478	$15.099	12,801
	2015	$15.099	$14.575	12,241

Putnam VT International Equity Fund - Class IB
	2006	$16.710	$20.908	0
	2007	$20.908	$22.193	9,605
	2008	$22.193	$12.184	6,818
	2009	$12.184	$14.876	6,370
	2010	$14.876	$16.034	4,605
	2011	$16.034	$13.047	3,485
	2012	$13.047	$15.581	2,610
	2013	$15.581	$19.548	886
	2014	$19.548	$17.852	527
	2015	$17.852	$17.512	0

Putnam VT Investors Fund - Class IB
	2006	$15.251	$17.022	0
	2007	$17.022	$15.812	4,455
	2008	$15.812	$9.363	1,427
	2009	$9.363	$11.999	1,375
	2010	$11.999	$13.391	1,373
	2011	$13.391	$13.124	1,308
	2012	$13.124	$15.019	1,220
	2013	$15.019	$19.881	1,166
	2014	$19.881	$22.185	1,083
	2015	$22.185	$21.259	1,028

Putnam VT Money Market Fund - Class IB
	2006	$9.740	$9.961	0
	2007	$9.961	$10.223	15,045
	2008	$10.223	$10.272	74,829
	2009	$10.272	$10.083	80,337
	2010	$10.083	$9.881	19,733
	2011	$9.881	$9.681	18,243
	2012	$9.681	$9.484	18,726
	2013	$9.484	$9.292	17,858
	2014	$9.292	$9.103	10,968
	2015	$9.103	$8.918	10,352

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.686	$16.682	0
	2007	$16.682	$17.277	1,541
	2008	$17.277	$10.367	1,105
	2009	$10.367	$13.419	1,111
	2010	$13.419	$15.716	7,736
	2011	$15.716	$14.614	6,996
	2012	$14.614	$16.714	5,711
	2013	$16.714	$22.339	2,544
	2014	$22.339	$24.836	2,006
	2015	$24.836	$24.259	1,929

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.062	$19.392	0
	2007	$19.392	$18.065	2,513
	2008	$18.065	$9.776	2,660
	2009	$9.776	$9.199	0

Putnam VT Research Fund - Class IB
	2006	$14.167	$15.449	0
	2007	$15.449	$15.217	3,596
	2008	$15.217	$9.160	3,702
	2009	$9.160	$11.952	3,687
	2010	$11.952	$13.625	3,576
	2011	$13.625	$13.115	2,546
	2012	$13.115	$15.149	2,439
	2013	$15.149	$19.790	1,317
	2014	$19.790	$22.268	238
	2015	$22.268	$21.476	233

Putnam VT Vista Fund - Class IB
	2006	$17.278	$17.850	0
	2007	$17.850	$18.150	10,632
	2008	$18.150	$9.681	8,180
	2009	$9.681	$13.158	7,230
	2010	$13.158	$14.988	0

Putnam VT Voyager Fund - Class IB
	2006	$13.183	$13.616	0
	2007	$13.616	$14.073	25,698
	2008	$14.073	$8.681	21,054
	2009	$8.681	$13.937	17,470
	2010	$13.937	$16.493	14,003
	2011	$16.493	$13.273	14,162
	2012	$13.273	$14.851	13,694
	2013	$14.851	$20.910	8,701
	2014	$20.910	$22.475	7,583
	2015	$22.475	$20.670	7,429

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.403	$17.805	0
	2007	$17.805	$18.555	2,573
	2008	$18.555	$15.454	1,745
	2009	$15.454	$19.697	1,355
	2010	$19.697	$21.175	1,363
	2011	$21.175	$22.172	1,319
	2012	$22.172	$25.602	1,002
	2013	$25.602	$22.883	686
	2014	$22.883	$23.064	681
	2015	$23.064	$22.328	610

UIF Global Franchise Portfolio, Class II
	2006	$12.118	$14.425	0
	2007	$14.425	$15.511	6,481
	2008	$15.511	$10.797	4,104
	2009	$10.797	$13.704	4,622
	2010	$13.704	$15.310	6,535
	2011	$15.310	$16.356	4,308
	2012	$16.356	$18.519	4,278
	2013	$18.519	$21.709	2,717
	2014	$21.709	$22.225	2,701
	2015	$22.225	$23.122	2,684

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.164	$12.405	6,415
	2007	$12.405	$14.813	5,308
	2008	$14.813	$7.373	7,930
	2009	$7.373	$11.957	6,728
	2010	$11.957	$14.391	6,047
	2011	$14.391	$13.704	5,170
	2012	$13.704	$15.354	4,519
	2013	$15.354	$22.271	3,403
	2014	$22.271	$23.205	3,121
	2015	$23.205	$25.513	2,919

UIF Growth Portfolio, Class II
	2006	$12.111	$12.316	0
	2007	$12.316	$14.677	0
	2008	$14.677	$7.282	0
	2009	$7.282	$11.781	0
	2010	$11.781	$14.151	1,849
	2011	$14.151	$13.441	1,849
	2012	$13.441	$15.017	1,849
	2013	$15.017	$21.731	1,849
	2014	$21.731	$22.584	1,849
	2015	$22.584	$24.771	1,849

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.803	0
	2007	$9.803	$11.773	0
	2008	$11.773	$6.133	922
	2009	$6.133	$9.455	8,648
	2010	$9.455	$12.251	11,161
	2011	$12.251	$11.140	8,578
	2012	$11.140	$11.839	8,531
	2013	$11.839	$15.945	8,422
	2014	$15.945	$15.907	8,363
	2015	$15.907	$14.649	8,350

UIF Small Company Growth Portfolio, Class II
	2006	$17.463	$19.132	0
	2007	$19.132	$19.295	6,355
	2008	$19.295	$11.258	8,520
	2009	$11.258	$16.173	7,944
	2010	$16.173	$20.051	7,870
	2011	$20.051	$17.930	6,748
	2012	$17.930	$20.147	6,089
	2013	$20.147	$33.814	5,979
	2014	$33.814	$28.532	6,153
	2015	$28.532	$25.213	3,452

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.080	$29.779	0
	2007	$29.779	$24.130	10,628
	2008	$24.130	$14.641	8,588
	2009	$14.641	$18.429	6,714
	2010	$18.429	$23.384	4,822
	2011	$23.384	$24.205	4,536
	2012	$24.205	$27.414	3,867
	2013	$27.414	$27.325	3,334
	2014	$27.325	$34.645	2,432
	2015	$34.645	$34.591	2,362

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.884	$10.086	0
	2007	$10.086	$10.320	8,353
	2008	$10.320	$10.290	7,536
	2009	$10.290	$10.089	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.231	0
	2007	$10.231	$11.743	0
	2008	$11.743	$6.586	0
	2009	$6.586	$8.731	0
	2010	$8.731	$9.990	0
	2011	$9.990	$9.505	0
	2012	$9.505	$10.802	0
	2013	$10.802	$13.843	0
	2014	$13.843	$15.126	0
	2015	$15.126	$14.863	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.422	0
	2007	$10.422	$11.057	0
	2008	$11.057	$8.097	0
	2009	$8.097	$9.822	0
	2010	$9.822	$10.818	0
	2011	$10.818	$10.541	0
	2012	$10.541	$11.510	0
	2013	$11.510	$12.750	0
	2014	$12.750	$13.003	0
	2015	$13.003	$12.657	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.452	0
	2007	$10.452	$11.246	0
	2008	$11.246	$7.396	0
	2009	$7.396	$9.303	0
	2010	$9.303	$10.409	0
	2011	$10.409	$10.060	0
	2012	$10.060	$11.131	0
	2013	$11.131	$12.596	0
	2014	$12.596	$12.893	0
	2015	$12.893	$12.559	0

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.461	0
	2007	$10.461	$11.370	0
	2008	$11.370	$6.879	0
	2009	$6.879	$8.831	0
	2010	$8.831	$10.015	0
	2011	$10.015	$9.524	0
	2012	$9.524	$10.735	0
	2013	$10.735	$12.754	0
	2014	$12.754	$13.073	0
	2015	$13.073	$12.726	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.313	0
	2007	$10.313	$10.688	0
	2008	$10.688	$9.340	0
	2009	$9.340	$10.478	0
	2010	$10.478	$10.998	0
	2011	$10.998	$10.913	0
	2012	$10.913	$11.347	0
	2013	$11.347	$11.682	0
	2014	$11.682	$11.837	0
	2015	$11.837	$11.518	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.636	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.710	0
	2007	$9.710	$11.620	0
	2008	$11.620	$6.280	0
	2009	$6.280	$8.876	0
	2010	$8.876	$10.403	0
	2011	$10.403	$10.227	0
	2012	$10.227	$11.826	0
	2013	$11.826	$15.579	0
	2014	$15.579	$17.126	0
	2015	$17.126	$18.142	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.783	0
	2007	$10.783	$11.098	0
	2008	$11.098	$6.825	0
	2009	$6.825	$8.435	0
	2010	$8.435	$9.470	0
	2011	$9.470	$9.434	0
	2012	$9.434	$10.674	0
	2013	$10.674	$13.779	0
	2014	$13.779	$15.276	0
	2015	$15.276	$15.111	0

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.841	0
	2007	$9.841	$11.107	0
	2008	$11.107	$6.564	0
	2009	$6.564	$8.977	0
	2010	$8.977	$11.295	0
	2011	$11.295	$9.854	0
	2012	$9.854	$11.047	0
	2013	$11.047	$14.688	0
	2014	$14.688	$15.241	0
	2015	$15.241	$14.672	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.635	$16.723	28
	2007	$16.723	$15.756	28
	2008	$15.756	$10.000	24
	2009	$10.000	$12.384	24
	2010	$12.384	$14.141	23
	2011	$14.141	$14.172	21
	2012	$14.172	$15.564	19
	2013	$15.564	$19.740	19
	2014	$19.740	$21.083	18
	2015	$21.083	$20.444	16

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.135	$12.885	0
	2007	$12.885	$13.082	0
	2008	$13.082	$9.005	0
	2009	$9.005	$11.949	0
	2010	$11.949	$13.176	0
	2011	$13.176	$13.202	0
	2012	$13.202	$14.553	0
	2013	$14.553	$16.227	0
	2014	$16.227	$16.613	0
	2015	$16.613	$15.111	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.395	$11.282	0
	2007	$11.282	$11.727	0
	2008	$11.727	$7.513	0
	2009	$7.513	$9.539	0
	2010	$9.539	$10.417	0
	2011	$10.417	$10.041	0
	2012	$10.041	$11.041	0
	2013	$11.041	$13.898	0
	2014	$13.898	$15.296	0
	2015	$15.296	$15.810	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.977	0
	2007	$10.977	$12.014	0
	2008	$12.014	$8.411	0
	2009	$8.411	$10.150	0
	2010	$10.150	$11.121	0
	2011	$11.121	$10.562	0
	2012	$10.562	$11.716	0
	2013	$11.716	$14.631	0
	2014	$14.631	$15.135	0
	2015	$15.135	$14.271	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.077	$17.467	0
	2007	$17.467	$17.686	0
	2008	$17.686	$10.885	0
	2009	$10.885	$13.426	0
	2010	$13.426	$14.610	0
	2011	$14.610	$14.149	0
	2012	$14.149	$15.818	0
	2013	$15.818	$19.854	0
	2014	$19.854	$20.813	0
	2015	$20.813	$19.362	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.707	$21.417	22
	2007	$21.417	$20.457	22
	2008	$20.457	$13.409	19
	2009	$13.409	$16.948	17
	2010	$16.948	$21.266	16
	2011	$21.266	$20.029	15
	2012	$20.029	$23.204	14
	2013	$23.204	$30.936	12
	2014	$30.936	$30.447	12
	2015	$30.447	$27.594	12

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.330	$18.434	0
	2007	$18.434	$20.065	0
	2008	$20.065	$11.291	0
	2009	$11.291	$15.864	0
	2010	$15.864	$19.814	0
	2011	$19.814	$18.454	0
	2012	$18.454	$20.017	0
	2013	$20.017	$27.063	0
	2014	$27.063	$28.463	0
	2015	$28.463	$27.114	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.237	$10.421	0
	2007	$10.421	$10.870	0
	2008	$10.870	$11.445	0
	2009	$11.445	$11.547	0
	2010	$11.547	$11.897	0
	2011	$11.897	$12.304	0
	2012	$12.304	$12.267	0
	2013	$12.267	$11.736	0
	2014	$11.736	$11.874	0
	2015	$11.874	$11.675	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.594	$32.084	0
	2007	$32.084	$40.431	0
	2008	$40.431	$18.711	0
	2009	$18.711	$31.603	0
	2010	$31.603	$36.367	0
	2011	$36.367	$29.946	0
	2012	$29.946	$33.161	0
	2013	$33.161	$32.152	0
	2014	$32.152	$28.824	0
	2015	$28.824	$22.677	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.948	$20.143	0
	2007	$20.143	$22.756	0
	2008	$22.756	$13.277	0
	2009	$13.277	$17.806	0
	2010	$17.806	$18.890	0
	2011	$18.890	$16.520	0
	2012	$16.520	$19.113	0
	2013	$19.113	$23.001	0
	2014	$23.001	$20.003	0
	2015	$20.003	$18.304	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.679	$15.097	0
	2007	$15.097	$16.398	0
	2008	$16.398	$17.043	0
	2009	$17.043	$19.794	0
	2010	$19.794	$22.169	0
	2011	$22.169	$21.507	0
	2012	$21.507	$24.216	0
	2013	$24.216	$24.084	0
	2014	$24.084	$24.001	0
	2015	$24.001	$22.476	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.875	$12.931	0
	2007	$12.931	$14.759	0
	2008	$14.759	$7.349	0
	2009	$7.349	$11.913	0
	2010	$11.913	$13.939	0
	2011	$13.939	$12.770	0
	2012	$12.770	$14.170	0
	2013	$14.170	$19.385	0
	2014	$19.385	$20.520	0
	2015	$20.520	$21.035	0

Invesco V.I. American Value Fund - Series I
	2006	$12.381	$14.624	0
	2007	$14.624	$15.432	0
	2008	$15.432	$8.866	0
	2009	$8.866	$12.078	0
	2010	$12.078	$14.449	0
	2011	$14.449	$14.271	0
	2012	$14.271	$16.382	0
	2013	$16.382	$21.525	0
	2014	$21.525	$23.118	0
	2015	$23.118	$20.558	0

Invesco V.I. American Value Fund - Series II
	2006	$12.356	$14.586	0
	2007	$14.586	$15.377	0
	2008	$15.377	$8.815	0
	2009	$8.815	$12.004	0
	2010	$12.004	$14.353	0
	2011	$14.353	$14.163	0
	2012	$14.163	$16.225	0
	2013	$16.225	$21.266	0
	2014	$21.266	$22.784	0
	2015	$22.784	$20.209	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.514	$13.077	36
	2007	$13.077	$12.497	36
	2008	$12.497	$7.851	29
	2009	$7.851	$9.866	30
	2010	$9.866	$11.170	28
	2011	$11.170	$10.701	27
	2012	$10.701	$12.453	24
	2013	$12.453	$16.532	23
	2014	$16.532	$17.650	21
	2015	$17.650	$16.203	20

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.482	$12.650	0
	2007	$12.650	$12.794	0
	2008	$12.794	$9.680	0
	2009	$9.680	$11.603	0
	2010	$11.603	$12.721	0
	2011	$12.721	$12.288	0
	2012	$12.288	$13.514	0
	2013	$13.514	$16.516	0
	2014	$16.516	$17.579	0
	2015	$17.579	$16.759	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.959	$18.113	26
	2007	$18.113	$18.171	25
	2008	$18.171	$12.054	19
	2009	$12.054	$14.640	20
	2010	$14.640	$16.074	20
	2011	$16.074	$15.375	19
	2012	$15.375	$17.203	17
	2013	$17.203	$22.520	17
	2014	$22.520	$24.235	15
	2015	$24.235	$22.930	14

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.058	$12.381	0
	2007	$12.381	$14.247	0
	2008	$14.247	$7.412	0
	2009	$7.412	$11.342	0
	2010	$11.342	$14.127	0
	2011	$14.127	$12.531	0
	2012	$12.531	$13.688	0
	2013	$13.688	$18.299	0
	2014	$18.299	$19.284	0
	2015	$19.284	$19.068	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.260	$10.977	0
	2007	$10.977	$11.406	0
	2008	$11.406	$9.204	0
	2009	$9.204	$12.098	0
	2010	$12.098	$13.297	0
	2011	$13.297	$13.584	0
	2012	$13.584	$14.958	0
	2013	$14.958	$15.835	0
	2014	$15.835	$16.169	0
	2015	$16.169	$15.581	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.405	$12.796	0
	2007	$12.796	$13.363	0
	2008	$13.363	$9.327	0
	2009	$9.327	$11.499	0
	2010	$11.499	$13.394	0
	2011	$13.394	$12.519	0
	2012	$12.519	$13.547	0
	2013	$13.547	$17.998	0
	2014	$17.998	$18.870	0
	2015	$18.870	$17.831	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.994	$12.619	0
	2007	$12.619	$12.771	0
	2008	$12.771	$7.946	0
	2009	$7.946	$9.245	0
	2010	$9.245	$10.623	0
	2011	$10.623	$9.764	0
	2012	$9.764	$10.709	0
	2013	$10.709	$14.242	0
	2014	$14.242	$15.004	0
	2015	$15.004	$14.263	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.395	$12.032	0
	2007	$12.032	$14.279	0
	2008	$14.279	$8.629	0
	2009	$8.629	$12.291	0
	2010	$12.291	$14.785	0
	2011	$14.785	$13.015	0
	2012	$13.015	$14.532	0
	2013	$14.532	$19.494	0
	2014	$19.494	$20.235	0
	2015	$20.235	$20.341	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.769	$12.926	18
	2007	$12.926	$12.722	18
	2008	$12.722	$7.550	17
	2009	$7.550	$9.354	16
	2010	$9.354	$11.482	14
	2011	$11.482	$10.786	13
	2012	$10.786	$12.090	13
	2013	$12.090	$15.419	12
	2014	$15.419	$16.828	11
	2015	$16.828	$15.844	10

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.118	$13.824	33
	2007	$13.824	$15.402	30
	2008	$15.402	$8.190	28
	2009	$8.190	$11.553	26
	2010	$11.553	$12.339	26
	2011	$12.339	$11.910	24
	2012	$11.910	$13.264	23
	2013	$13.264	$16.800	23
	2014	$16.800	$18.927	20
	2015	$18.927	$19.128	18

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.226	$15.434	0
	2007	$15.434	$15.628	0
	2008	$15.628	$8.623	0
	2009	$8.623	$10.261	0
	2010	$10.261	$11.315	0
	2011	$11.315	$11.116	0
	2012	$11.116	$12.194	0
	2013	$12.194	$13.464	0
	2014	$13.464	$14.232	0
	2015	$14.232	$14.007	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.111	$10.383	0
	2007	$10.383	$10.575	0
	2008	$10.575	$6.305	0
	2009	$6.305	$6.729	0
	2010	$6.729	$7.327	0
	2011	$7.327	$7.740	0
	2012	$7.740	$8.344	0
	2013	$8.344	$8.135	0
	2014	$8.135	$8.512	0
	2015	$8.512	$8.388	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.817	$15.897	0
	2007	$15.897	$16.494	0
	2008	$16.494	$8.197	0
	2009	$8.197	$10.610	0
	2010	$10.610	$13.203	0
	2011	$13.203	$13.029	0
	2012	$13.029	$14.811	0
	2013	$14.811	$19.657	0
	2014	$19.657	$20.299	0
	2015	$20.299	$21.126	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.422	$21.159	11
	2007	$21.159	$21.963	10
	2008	$21.963	$12.824	10
	2009	$12.824	$17.488	8
	2010	$17.488	$19.802	8
	2011	$19.802	$17.726	8
	2012	$17.726	$20.980	7
	2013	$20.980	$26.073	7
	2014	$26.073	$26.040	7
	2015	$26.040	$26.419	6

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.872	$13.509	0
	2007	$13.509	$14.481	0
	2008	$14.481	$12.118	0
	2009	$12.118	$14.042	0
	2010	$14.042	$15.772	0
	2011	$15.772	$15.535	0
	2012	$15.535	$17.201	0
	2013	$17.201	$16.771	0
	2014	$16.771	$16.821	0
	2015	$16.821	$16.051	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.717	$14.663	0
	2007	$14.663	$14.280	0
	2008	$14.280	$2.994	0
	2009	$2.994	$3.690	0
	2010	$3.690	$4.133	0
	2011	$4.133	$3.941	0
	2012	$3.941	$4.360	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.917	$15.630	0
	2007	$15.630	$15.928	0
	2008	$15.928	$9.566	0
	2009	$9.566	$11.982	0
	2010	$11.982	$13.582	0
	2011	$13.582	$13.250	0
	2012	$13.250	$15.119	0
	2013	$15.119	$19.448	0
	2014	$19.448	$21.011	0
	2015	$21.011	$21.200	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.300	$20.535	11
	2007	$20.535	$19.813	11
	2008	$19.813	$12.020	10
	2009	$12.020	$16.101	9
	2010	$16.101	$19.390	8
	2011	$19.390	$18.524	8
	2012	$18.524	$21.329	7
	2013	$21.329	$29.353	6
	2014	$29.353	$32.072	6
	2015	$32.072	$29.473	6

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.286	24
	2010	$12.286	$13.539	23
	2011	$13.539	$13.505	22
	2012	$13.505	$15.766	19
	2013	$15.766	$20.430	19
	2014	$20.430	$22.524	17
	2015	$22.524	$21.372	15

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.978	$14.215	0
	2007	$14.215	$14.042	0
	2008	$14.042	$8.145	0
	2009	$8.145	$10.014	0
	2010	$10.014	$10.860	0
	2011	$10.860	$10.923	0
	2012	$10.923	$12.028	0
	2013	$12.028	$13.901	0
	2014	$13.901	$15.056	0
	2015	$15.056	$14.567	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.849	$15.297	0
	2007	$15.297	$15.407	0
	2008	$15.407	$10.053	0
	2009	$10.053	$13.302	0
	2010	$13.302	$14.930	0
	2011	$14.930	$14.550	0
	2012	$14.550	$16.259	0
	2013	$16.259	$19.013	0
	2014	$19.013	$20.359	0
	2015	$20.359	$19.958	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.081	$13.159	0
	2007	$13.159	$12.799	0
	2008	$12.799	$10.387	0
	2009	$10.387	$12.807	0
	2010	$12.807	$12.843	0
	2011	$12.843	$12.420	0
	2012	$12.420	$14.860	0
	2013	$14.860	$20.602	0
	2014	$20.602	$25.734	0
	2015	$25.734	$27.144	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.714	$22.022	0
	2007	$22.022	$25.846	0
	2008	$25.846	$17.581	0
	2009	$17.581	$18.470	0
	2010	$18.470	$18.406	0
	2011	$18.406	$17.039	0
	2012	$17.039	$17.514	0
	2013	$17.514	$19.507	0
	2014	$19.507	$21.873	0
	2015	$21.873	$19.283	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.070	$17.096	0
	2007	$17.096	$15.717	0
	2008	$15.717	$9.429	0
	2009	$9.429	$11.978	0
	2010	$11.978	$13.407	0
	2011	$13.407	$12.511	0
	2012	$12.511	$14.586	0
	2013	$14.586	$19.367	0
	2014	$19.367	$20.986	0
	2015	$20.986	$18.991	0

Putnam VT High Yield Fund - Class IB
	2006	$14.515	$15.700	0
	2007	$15.700	$15.792	0
	2008	$15.792	$11.425	0
	2009	$11.425	$16.792	0
	2010	$16.792	$18.740	0
	2011	$18.740	$18.662	0
	2012	$18.662	$21.185	0
	2013	$21.185	$22.360	0
	2014	$22.360	$22.223	0
	2015	$22.223	$20.583	0

Putnam VT Income Fund - Class IB
	2006	$10.654	$10.898	0
	2007	$10.898	$11.220	0
	2008	$11.220	$8.353	0
	2009	$8.353	$11.988	0
	2010	$11.988	$12.890	0
	2011	$12.890	$13.246	0
	2012	$13.246	$14.354	0
	2013	$14.354	$14.310	0
	2014	$14.310	$14.908	0
	2015	$14.908	$14.376	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.651	$20.813	12
	2007	$20.813	$22.069	10
	2008	$22.069	$12.104	11
	2009	$12.104	$14.763	10
	2010	$14.763	$15.896	10
	2011	$15.896	$12.921	10
	2012	$12.921	$15.416	10
	2013	$15.416	$19.321	10
	2014	$19.321	$17.626	10
	2015	$17.626	$17.273	9

Putnam VT Investors Fund - Class IB
	2006	$15.197	$16.945	0
	2007	$16.945	$15.723	0
	2008	$15.723	$9.301	0
	2009	$9.301	$11.908	0
	2010	$11.908	$13.275	0
	2011	$13.275	$12.997	0
	2012	$12.997	$14.859	0
	2013	$14.859	$19.649	0
	2014	$19.649	$21.904	0
	2015	$21.904	$20.968	0

Putnam VT Money Market Fund - Class IB
	2006	$9.705	$9.915	0
	2007	$9.915	$10.166	0
	2008	$10.166	$10.204	0
	2009	$10.204	$10.007	0
	2010	$10.007	$9.796	0
	2011	$9.796	$9.588	0
	2012	$9.588	$9.383	0
	2013	$9.383	$9.183	0
	2014	$9.183	$8.988	0
	2015	$8.988	$8.796	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.630	$16.606	0
	2007	$16.606	$17.181	0
	2008	$17.181	$10.298	0
	2009	$10.298	$13.317	0
	2010	$13.317	$15.581	0
	2011	$15.581	$14.473	0
	2012	$14.473	$16.536	0
	2013	$16.536	$22.079	0
	2014	$22.079	$24.521	0
	2015	$24.521	$23.927	0

Putnam VT New Value Fund - Class IB
	2006	$17.001	$19.303	24
	2007	$19.303	$17.964	25
	2008	$17.964	$9.711	24
	2009	$9.711	$9.137	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.117	$15.379	0
	2007	$15.379	$15.132	0
	2008	$15.132	$9.100	0
	2009	$9.100	$11.861	0
	2010	$11.861	$13.508	0
	2011	$13.508	$12.988	0
	2012	$12.988	$14.987	0
	2013	$14.987	$19.560	0
	2014	$19.560	$21.986	0
	2015	$21.986	$21.183	0

Putnam VT Vista Fund - Class IB
	2006	$17.217	$17.768	0
	2007	$17.768	$18.048	0
	2008	$18.048	$9.617	0
	2009	$9.617	$13.058	0
	2010	$13.058	$14.863	0

Putnam VT Voyager Fund - Class IB
	2006	$13.136	$13.554	0
	2007	$13.554	$13.995	0
	2008	$13.995	$8.623	0
	2009	$8.623	$13.831	0
	2010	$13.831	$16.350	0
	2011	$16.350	$13.145	0
	2012	$13.145	$14.693	0
	2013	$14.693	$20.666	0
	2014	$20.666	$22.190	0
	2015	$22.190	$20.388	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.344	$17.724	0
	2007	$17.724	$18.451	0
	2008	$18.451	$15.352	0
	2009	$15.352	$19.547	0
	2010	$19.547	$20.993	0
	2011	$20.993	$21.959	0
	2012	$21.959	$25.329	0
	2013	$25.329	$22.616	0
	2014	$22.616	$22.772	0
	2015	$22.772	$22.023	0

UIF Global Franchise Portfolio, Class II
	2006	$12.094	$14.381	0
	2007	$14.381	$15.448	0
	2008	$15.448	$10.742	0
	2009	$10.742	$13.620	0
	2010	$13.620	$15.201	0
	2011	$15.201	$16.223	0
	2012	$16.223	$18.350	0
	2013	$18.350	$21.488	0
	2014	$21.488	$21.977	0
	2015	$21.977	$22.840	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.143	$12.372	37
	2007	$12.372	$14.757	31
	2008	$14.757	$7.338	31
	2009	$7.338	$11.888	25
	2010	$11.888	$14.294	22
	2011	$14.294	$13.597	20
	2012	$13.597	$15.218	20
	2013	$15.218	$22.052	18
	2014	$22.052	$22.953	16
	2015	$22.953	$25.211	14

UIF Growth Portfolio, Class II
	2006	$12.090	$12.283	0
	2007	$12.283	$14.623	0
	2008	$14.623	$7.248	0
	2009	$7.248	$11.713	0
	2010	$11.713	$14.055	0
	2011	$14.055	$13.336	0
	2012	$13.336	$14.884	0
	2013	$14.884	$21.517	0
	2014	$21.517	$22.339	0
	2015	$22.339	$24.478	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.796	0
	2007	$9.796	$11.753	0
	2008	$11.753	$6.116	0
	2009	$6.116	$9.419	0
	2010	$9.419	$12.193	0
	2011	$12.193	$11.076	0
	2012	$11.076	$11.759	0
	2013	$11.759	$15.820	0
	2014	$15.820	$15.767	0
	2015	$15.767	$14.505	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.415	$19.061	24
	2007	$19.061	$19.203	23
	2008	$19.203	$11.193	23
	2009	$11.193	$16.063	19
	2010	$16.063	$19.894	17
	2011	$19.894	$17.772	16
	2012	$17.772	$19.949	15
	2013	$19.949	$33.448	12
	2014	$33.448	$28.194	13
	2015	$28.194	$24.889	13

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.001	$29.643	0
	2007	$29.643	$23.995	0
	2008	$23.995	$14.545	0
	2009	$14.545	$18.288	0
	2010	$18.288	$23.182	0
	2011	$23.182	$23.972	0
	2012	$23.972	$27.122	0
	2013	$27.122	$27.007	0
	2014	$27.007	$34.206	0
	2015	$34.206	$34.118	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.864	$10.056	0
	2007	$10.056	$10.278	0
	2008	$10.278	$10.238	0
	2009	$10.238	$10.027	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.259	15,688
	2007	$10.259	$11.824	12,294
	2008	$11.824	$6.658	24,924
	2009	$6.658	$8.863	27,808
	2010	$8.863	$10.183	26,037
	2011	$10.183	$9.727	33,468
	2012	$9.727	$11.100	24,412
	2013	$11.100	$14.283	14,374
	2014	$14.283	$15.671	9,549
	2015	$15.671	$15.462	6,521

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.451	0
	2007	$10.451	$11.133	0
	2008	$11.133	$8.186	0
	2009	$8.186	$9.970	1,449
	2010	$9.970	$11.026	393
	2011	$11.026	$10.788	30,480
	2012	$10.788	$11.828	28,479
	2013	$11.828	$13.156	169
	2014	$13.156	$13.471	146
	2015	$13.471	$13.167	123

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.481	0
	2007	$10.481	$11.324	0
	2008	$11.324	$7.477	0
	2009	$7.477	$9.444	323
	2010	$9.444	$10.610	1,749
	2011	$10.610	$10.296	230
	2012	$10.296	$11.439	202
	2013	$11.439	$12.997	177
	2014	$12.997	$13.358	153
	2015	$13.358	$13.065	130

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.489	0
	2007	$10.489	$11.448	0
	2008	$11.448	$6.955	0
	2009	$6.955	$8.964	0
	2010	$8.964	$10.208	0
	2011	$10.208	$9.747	0
	2012	$9.747	$11.031	0
	2013	$11.031	$13.160	0
	2014	$13.160	$13.544	0
	2015	$13.544	$13.238	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.342	0
	2007	$10.342	$10.762	0
	2008	$10.762	$9.443	0
	2009	$9.443	$10.637	0
	2010	$10.637	$11.210	0
	2011	$11.210	$11.168	0
	2012	$11.168	$11.660	0
	2013	$11.660	$12.054	0
	2014	$12.054	$12.263	0
	2015	$12.263	$11.981	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.346	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.736	0
	2007	$9.736	$11.700	0
	2008	$11.700	$6.349	0
	2009	$6.349	$9.010	0
	2010	$9.010	$10.604	0
	2011	$10.604	$10.466	0
	2012	$10.466	$12.153	0
	2013	$12.153	$16.075	0
	2014	$16.075	$17.743	0
	2015	$17.743	$18.819	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.813	5,760
	2007	$10.813	$11.174	0
	2008	$11.174	$6.900	21,242
	2009	$6.900	$8.563	4,672
	2010	$8.563	$9.653	0
	2011	$9.653	$9.655	0
	2012	$9.655	$10.969	0
	2013	$10.969	$14.217	113,621
	2014	$14.217	$15.827	113,621
	2015	$15.827	$15.719	112,060

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.868	17,470
	2007	$9.868	$11.183	25,569
	2008	$11.183	$6.636	21,541
	2009	$6.636	$9.113	21,355
	2010	$9.113	$11.513	19,984
	2011	$11.513	$10.085	18,628
	2012	$10.085	$11.352	18,563
	2013	$11.352	$15.156	17,607
	2014	$15.156	$15.790	19,495
	2015	$15.790	$15.263	2,009

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.815	$16.998	78,357
	2007	$16.998	$16.081	63,441
	2008	$16.081	$10.248	54,551
	2009	$10.248	$12.743	47,511
	2010	$12.743	$14.610	43,300
	2011	$14.610	$14.702	40,234
	2012	$14.702	$16.213	36,136
	2013	$16.213	$20.647	13,689
	2014	$20.647	$22.141	10,505
	2015	$22.141	$21.558	6,942

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.211	$13.026	62,505
	2007	$13.026	$13.279	72,830
	2008	$13.279	$9.178	65,764
	2009	$9.178	$12.229	64,027
	2010	$12.229	$13.539	58,398
	2011	$13.539	$13.621	45,594
	2012	$13.621	$15.077	40,098
	2013	$15.077	$16.880	25,656
	2014	$16.880	$17.352	21,258
	2015	$17.352	$15.847	20,719

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.448	$11.386	40,007
	2007	$11.386	$11.884	41,743
	2008	$11.884	$7.645	34,708
	2009	$7.645	$9.745	31,343
	2010	$9.745	$10.685	24,478
	2011	$10.685	$10.342	18,284
	2012	$10.342	$11.419	17,129
	2013	$11.419	$14.433	8,741
	2014	$14.433	$15.949	7,851
	2015	$15.949	$16.553	6,317

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.007	3,846
	2007	$11.007	$12.096	9,096
	2008	$12.096	$8.504	23,634
	2009	$8.504	$10.304	22,345
	2010	$10.304	$11.335	18,247
	2011	$11.335	$10.809	25,143
	2012	$10.809	$12.039	24,368
	2013	$12.039	$15.096	21,822
	2014	$15.096	$15.681	17,849
	2015	$15.681	$14.845	14,192

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.263	$17.755	67,524
	2007	$17.755	$18.051	60,100
	2008	$18.051	$11.155	67,989
	2009	$11.155	$13.816	61,763
	2010	$13.816	$15.095	57,086
	2011	$15.095	$14.679	27,819
	2012	$14.679	$16.477	22,354
	2013	$16.477	$20.766	16,056
	2014	$20.766	$21.858	13,014
	2015	$21.858	$20.417	11,632

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.938	$21.769	55,779
	2007	$21.769	$20.879	50,594
	2008	$20.879	$13.742	47,481
	2009	$13.742	$17.439	46,588
	2010	$17.439	$21.973	41,686
	2011	$21.973	$20.779	31,290
	2012	$20.779	$24.171	25,507
	2013	$24.171	$32.357	22,308
	2014	$32.357	$31.976	19,066
	2015	$31.976	$29.098	10,872

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.544	$18.738	19,463
	2007	$18.738	$20.479	18,899
	2008	$20.479	$11.571	19,612
	2009	$11.571	$16.324	19,109
	2010	$16.324	$20.472	18,992
	2011	$20.472	$19.144	16,649
	2012	$19.144	$20.851	16,656
	2013	$20.851	$28.306	762
	2014	$28.306	$29.892	573
	2015	$29.892	$28.591	539

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.307	$10.535	8,700
	2007	$10.535	$11.034	9,104
	2008	$11.034	$11.665	16,933
	2009	$11.665	$11.817	10,026
	2010	$11.817	$12.225	5,159
	2011	$12.225	$12.695	10,990
	2012	$12.695	$12.709	8,503
	2013	$12.709	$12.208	1,248
	2014	$12.208	$12.402	1,147
	2015	$12.402	$12.244	3,036

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.910	$32.612	14,905
	2007	$32.612	$41.265	9,253
	2008	$41.265	$19.175	9,398
	2009	$19.175	$32.520	7,958
	2010	$32.520	$37.574	7,447
	2011	$37.574	$31.067	5,605
	2012	$31.067	$34.543	4,615
	2013	$34.543	$33.629	4,046
	2014	$33.629	$30.271	4,367
	2015	$30.271	$23.913	3,728

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.157	$20.475	38,949
	2007	$20.475	$23.226	41,446
	2008	$23.226	$13.606	40,990
	2009	$13.606	$18.322	38,182
	2010	$18.322	$19.517	42,545
	2011	$19.517	$17.138	44,075
	2012	$17.138	$19.910	40,332
	2013	$19.910	$24.058	33,862
	2014	$24.058	$21.007	32,862
	2015	$21.007	$19.302	23,045

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.848	$15.345	18,843
	2007	$15.345	$16.736	16,385
	2008	$16.736	$17.465	12,165
	2009	$17.465	$20.368	11,903
	2010	$20.368	$22.905	11,809
	2011	$22.905	$22.312	4,708
	2012	$22.312	$25.225	2,190
	2013	$25.225	$25.190	1,765
	2014	$25.190	$25.206	1,237
	2015	$25.206	$23.701	1,232

Invesco V.I. American Franchise Fund - Series II
	2006	$13.034	$13.144	47,344
	2007	$13.144	$15.064	22,658
	2008	$15.064	$7.532	24,739
	2009	$7.532	$12.258	21,859
	2010	$12.258	$14.402	19,975
	2011	$14.402	$13.248	16,172
	2012	$13.248	$14.760	14,107
	2013	$14.760	$20.276	10,027
	2014	$20.276	$21.550	8,159
	2015	$21.550	$22.181	12,747

Invesco V.I. American Value Fund - Series I
	2006	$12.465	$14.784	24,267
	2007	$14.784	$15.665	13,461
	2008	$15.665	$9.037	10,505
	2009	$9.037	$12.361	9,272
	2010	$12.361	$14.848	7,529
	2011	$14.848	$14.724	8,292
	2012	$14.724	$16.971	5,800
	2013	$16.971	$22.390	2,152
	2014	$22.390	$24.146	2,094
	2015	$24.146	$21.560	2,059

Invesco V.I. American Value Fund - Series II
	2006	$12.440	$14.745	9,004
	2007	$14.745	$15.609	9,295
	2008	$15.609	$8.984	5,850
	2009	$8.984	$12.285	5,489
	2010	$12.285	$14.749	5,190
	2011	$14.749	$14.613	5,001
	2012	$14.613	$16.810	4,740
	2013	$16.810	$22.122	4,584
	2014	$22.122	$23.797	3,083
	2015	$23.797	$21.195	3,165

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.593	$13.219	95,448
	2007	$13.219	$12.686	74,728
	2008	$12.686	$8.002	74,833
	2009	$8.002	$10.097	60,306
	2010	$10.097	$11.478	62,823
	2011	$11.478	$11.041	58,035
	2012	$11.041	$12.902	43,378
	2013	$12.902	$17.197	35,005
	2014	$17.197	$18.436	25,844
	2015	$18.436	$16.993	31,116

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.560	$12.788	17,486
	2007	$12.788	$12.987	19,727
	2008	$12.987	$9.866	21,201
	2009	$9.866	$11.875	19,377
	2010	$11.875	$13.072	16,370
	2011	$13.072	$12.678	9,063
	2012	$12.678	$14.000	7,858
	2013	$14.000	$17.180	7,041
	2014	$17.180	$18.361	2,576
	2015	$18.361	$17.575	1,582

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.156	$18.412	113,936
	2007	$18.412	$18.546	108,153
	2008	$18.546	$12.353	100,769
	2009	$12.353	$15.065	99,089
	2010	$15.065	$16.607	93,342
	2011	$16.607	$15.950	52,751
	2012	$15.950	$17.920	50,799
	2013	$17.920	$23.555	31,605
	2014	$23.555	$25.451	27,090
	2015	$25.451	$24.180	12,593

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.140	$12.516	23,393
	2007	$12.516	$14.462	17,988
	2008	$14.462	$7.555	16,001
	2009	$7.555	$11.608	16,188
	2010	$11.608	$14.517	15,225
	2011	$14.517	$12.930	10,253
	2012	$12.930	$14.181	10,621
	2013	$14.181	$19.035	9,997
	2014	$19.035	$20.142	9,856
	2015	$20.142	$19.998	9,599

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.312	$11.078	21,173
	2007	$11.078	$11.558	22,381
	2008	$11.558	$9.365	13,357
	2009	$9.365	$12.360	13,231
	2010	$12.360	$13.640	9,746
	2011	$13.640	$13.991	22,362
	2012	$13.991	$15.470	23,090
	2013	$15.470	$16.443	10,138
	2014	$16.443	$16.859	8,899
	2015	$16.859	$16.312	6,224

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.464	$12.914	17,592
	2007	$12.914	$13.541	8,761
	2008	$13.541	$9.490	8,672
	2009	$9.490	$11.747	7,921
	2010	$11.747	$13.740	14,117
	2011	$13.740	$12.895	18,431
	2012	$12.895	$14.011	14,189
	2013	$14.011	$18.690	14,075
	2014	$18.690	$19.676	11,535
	2015	$19.676	$18.668	11,532

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.050	$12.734	47,101
	2007	$12.734	$12.942	32,671
	2008	$12.942	$8.085	27,459
	2009	$8.085	$9.445	26,556
	2010	$9.445	$10.897	13,966
	2011	$10.897	$10.057	1,034
	2012	$10.057	$11.076	928
	2013	$11.076	$14.790	894
	2014	$14.790	$15.645	673
	2015	$15.645	$14.932	671

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.453	$12.143	3,653
	2007	$12.143	$14.469	5,137
	2008	$14.469	$8.780	10,679
	2009	$8.780	$12.557	10,040
	2010	$12.557	$15.167	8,965
	2011	$15.167	$13.406	8,934
	2012	$13.406	$15.029	8,888
	2013	$15.029	$20.244	8,258
	2014	$20.244	$21.099	8,159
	2015	$21.099	$21.296	8,073

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.829	$13.045	28,631
	2007	$13.045	$12.891	25,814
	2008	$12.891	$7.682	20,426
	2009	$7.682	$9.557	18,223
	2010	$9.557	$11.779	14,036
	2011	$11.779	$11.110	12,273
	2012	$11.110	$12.504	9,875
	2013	$12.504	$16.011	3,138
	2014	$16.011	$17.547	3,002
	2015	$17.547	$16.588	2,733

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.262	$14.032	68,641
	2007	$14.032	$15.698	66,287
	2008	$15.698	$8.381	65,494
	2009	$8.381	$11.871	60,544
	2010	$11.871	$12.732	54,359
	2011	$12.732	$12.339	29,206
	2012	$12.339	$13.797	25,020
	2013	$13.797	$17.547	20,682
	2014	$17.547	$19.850	19,659
	2015	$19.850	$20.142	5,651

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.401	$15.688	32,343
	2007	$15.688	$15.951	29,371
	2008	$15.951	$8.837	28,671
	2009	$8.837	$10.559	24,276
	2010	$10.559	$11.690	21,512
	2011	$11.690	$11.532	12,726
	2012	$11.532	$12.702	10,837
	2013	$12.702	$14.083	5,829
	2014	$14.083	$14.947	5,689
	2015	$14.947	$14.770	1,697

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.163	$10.479	8,555
	2007	$10.479	$10.716	11,980
	2008	$10.716	$6.415	15,538
	2009	$6.415	$6.874	15,921
	2010	$6.874	$7.517	26,055
	2011	$7.517	$7.972	34,296
	2012	$7.972	$8.630	14,865
	2013	$8.630	$8.447	13,992
	2014	$8.447	$8.875	13,558
	2015	$8.875	$8.782	13,118

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.012	$16.159	11,399
	2007	$16.159	$16.834	7,908
	2008	$16.834	$8.401	7,402
	2009	$8.401	$10.918	5,433
	2010	$10.918	$13.642	5,009
	2011	$13.642	$13.517	4,090
	2012	$13.517	$15.428	3,568
	2013	$15.428	$20.560	3,522
	2014	$20.560	$21.319	3,267
	2015	$21.319	$22.277	2,102

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.649	$21.507	34,885
	2007	$21.507	$22.416	30,819
	2008	$22.416	$13.142	29,702
	2009	$13.142	$17.996	25,257
	2010	$17.996	$20.459	23,728
	2011	$20.459	$18.390	10,715
	2012	$18.390	$21.855	9,928
	2013	$21.855	$27.271	9,058
	2014	$27.271	$27.347	7,493
	2015	$27.347	$27.858	7,307

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.031	$13.731	124,190
	2007	$13.731	$14.780	117,742
	2008	$14.780	$12.419	92,146
	2009	$12.419	$14.449	94,068
	2010	$14.449	$16.295	92,344
	2011	$16.295	$16.116	48,528
	2012	$16.116	$17.918	54,533
	2013	$17.918	$17.541	41,057
	2014	$17.541	$17.665	39,501
	2015	$17.665	$16.926	34,698

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.886	$14.904	29,719
	2007	$14.904	$14.575	27,563
	2008	$14.575	$3.068	43,746
	2009	$3.068	$3.797	54,130
	2010	$3.797	$4.270	50,917
	2011	$4.270	$4.089	48,027
	2012	$4.089	$4.538	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.088	$15.887	184,863
	2007	$15.887	$16.257	129,614
	2008	$16.257	$9.804	113,539
	2009	$9.804	$12.330	86,107
	2010	$12.330	$14.033	79,898
	2011	$14.033	$13.746	67,589
	2012	$13.746	$15.749	59,659
	2013	$15.749	$20.341	26,880
	2014	$20.341	$22.066	22,627
	2015	$22.066	$22.355	18,323

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.526	$20.873	29,068
	2007	$20.873	$20.222	27,303
	2008	$20.222	$12.318	30,176
	2009	$12.318	$16.568	26,686
	2010	$16.568	$20.034	18,419
	2011	$20.034	$19.217	13,761
	2012	$19.217	$22.218	12,787
	2013	$22.218	$30.701	10,300
	2014	$30.701	$33.682	9,894
	2015	$33.682	$31.079	8,181

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.643	30,073
	2010	$12.643	$13.989	26,282
	2011	$13.989	$14.010	21,411
	2012	$14.010	$16.423	15,456
	2013	$16.423	$21.369	12,141
	2014	$21.369	$23.655	10,924
	2015	$23.655	$22.536	9,996

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.138	$14.449	43,298
	2007	$14.449	$14.332	29,990
	2008	$14.332	$8.347	19,544
	2009	$8.347	$10.304	16,926
	2010	$10.304	$11.221	16,133
	2011	$11.221	$11.332	8,980
	2012	$11.332	$12.530	4,462
	2013	$12.530	$14.539	4,379
	2014	$14.539	$15.812	6,752
	2015	$15.812	$15.361	7,034

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.020	$15.548	22,480
	2007	$15.548	$15.725	18,609
	2008	$15.725	$10.303	17,046
	2009	$10.303	$13.688	12,368
	2010	$13.688	$15.425	13,673
	2011	$15.425	$15.094	9,304
	2012	$15.094	$16.936	9,195
	2013	$16.936	$19.886	9,085
	2014	$19.886	$21.381	7,551
	2015	$21.381	$21.045	6,812

Putnam VT Global Health Care Fund - Class IB
	2006	$13.243	$13.376	17,643
	2007	$13.376	$13.063	13,766
	2008	$13.063	$10.644	13,359
	2009	$10.644	$13.179	11,639
	2010	$13.179	$13.269	12,319
	2011	$13.269	$12.885	9,111
	2012	$12.885	$15.480	8,612
	2013	$15.480	$21.548	7,228
	2014	$21.548	$27.026	6,485
	2015	$27.026	$28.623	5,474

Putnam VT Global Utilities Fund - Class IB
	2006	$17.932	$22.384	2,476
	2007	$22.384	$26.379	2,144
	2008	$26.379	$18.017	2,119
	2009	$18.017	$19.006	1,547
	2010	$19.006	$19.018	1,520
	2011	$19.018	$17.677	1,479
	2012	$17.677	$18.244	1,446
	2013	$18.244	$20.403	1,404
	2014	$20.403	$22.971	1,060
	2015	$22.971	$20.333	1,060

Putnam VT Growth and Income Fund - Class IB
	2006	$15.256	$17.377	200,835
	2007	$17.377	$16.042	137,414
	2008	$16.042	$9.663	114,188
	2009	$9.663	$12.325	83,456
	2010	$12.325	$13.852	76,493
	2011	$13.852	$12.980	43,004
	2012	$12.980	$15.194	33,882
	2013	$15.194	$20.256	25,696
	2014	$20.256	$22.040	24,236
	2015	$22.040	$20.026	22,087

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.694	$15.959	34,310
	2007	$15.959	$16.118	33,416
	2008	$16.118	$11.709	22,857
	2009	$11.709	$17.279	12,701
	2010	$17.279	$19.362	11,311
	2011	$19.362	$19.360	8,049
	2012	$19.360	$22.068	8,206
	2013	$22.068	$23.387	8,044
	2014	$23.387	$23.338	8,032
	2015	$23.338	$21.705	7,319

Putnam VT Income Fund - Class IB
	2006	$10.785	$11.077	182,927
	2007	$11.077	$11.452	162,170
	2008	$11.452	$8.560	141,718
	2009	$8.560	$12.336	131,541
	2010	$12.336	$13.318	127,449
	2011	$13.318	$13.741	90,533
	2012	$13.741	$14.952	87,151
	2013	$14.952	$14.967	16,135
	2014	$14.967	$15.656	15,565
	2015	$15.656	$15.159	12,830

Putnam VT International Equity Fund - Class IB
	2006	$16.856	$21.155	46,442
	2007	$21.155	$22.524	55,235
	2008	$22.524	$12.404	53,662
	2009	$12.404	$15.191	51,114
	2010	$15.191	$16.423	50,244
	2011	$16.423	$13.405	23,285
	2012	$13.405	$16.058	23,160
	2013	$16.058	$20.208	23,112
	2014	$20.208	$18.511	22,549
	2015	$18.511	$18.214	14,331

Putnam VT Investors Fund - Class IB
	2006	$15.384	$17.223	45,387
	2007	$17.223	$16.048	24,441
	2008	$16.048	$9.532	23,708
	2009	$9.532	$12.253	20,929
	2010	$12.253	$13.716	19,403
	2011	$13.716	$13.484	16,576
	2012	$13.484	$15.479	15,382
	2013	$15.479	$20.552	5,561
	2014	$20.552	$23.004	3,522
	2015	$23.004	$22.111	3,441

Putnam VT Money Market Fund - Class IB
	2006	$9.825	$10.079	73,315
	2007	$10.079	$10.376	506,809
	2008	$10.376	$10.457	415,140
	2009	$10.457	$10.297	173,960
	2010	$10.297	$10.122	109,319
	2011	$10.122	$9.947	89,573
	2012	$9.947	$9.774	90,775
	2013	$9.774	$9.605	61,268
	2014	$9.605	$9.439	51,492
	2015	$9.439	$9.276	43,595

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.823	$16.879	47,781
	2007	$16.879	$17.535	39,060
	2008	$17.535	$10.554	33,118
	2009	$10.554	$13.703	29,376
	2010	$13.703	$16.098	33,310
	2011	$16.098	$15.014	16,530
	2012	$15.014	$17.225	10,813
	2013	$17.225	$23.093	9,256
	2014	$23.093	$25.752	5,889
	2015	$25.752	$25.231	5,347

Putnam VT New Value Fund - Class IB
	2006	$17.211	$19.621	58,685
	2007	$19.621	$18.335	42,902
	2008	$18.335	$9.952	32,976
	2009	$9.952	$9.369	0

Putnam VT Research Fund - Class IB
	2006	$14.291	$15.632	26,039
	2007	$15.632	$15.444	12,532
	2008	$15.444	$9.326	8,002
	2009	$9.326	$12.205	6,284
	2010	$12.205	$13.956	6,031
	2011	$13.956	$13.474	3,746
	2012	$13.474	$15.612	2,780
	2013	$15.612	$20.458	2,667
	2014	$20.458	$23.089	2,535
	2015	$23.089	$22.337	2,426

Putnam VT Vista Fund - Class IB
	2006	$17.429	$18.061	9,204
	2007	$18.061	$18.421	8,226
	2008	$18.421	$9.856	7,696
	2009	$9.856	$13.437	7,308
	2010	$13.437	$15.339	0

Putnam VT Voyager Fund - Class IB
	2006	$13.298	$13.777	172,046
	2007	$13.777	$14.284	113,818
	2008	$14.284	$8.837	98,609
	2009	$8.837	$14.232	84,085
	2010	$14.232	$16.893	79,700
	2011	$16.893	$13.637	46,660
	2012	$13.637	$15.306	44,472
	2013	$15.306	$21.616	34,509
	2014	$21.616	$23.304	30,895
	2015	$23.304	$21.499	30,433

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.546	$18.016	4,350
	2007	$18.016	$18.832	5,588
	2008	$18.832	$15.733	3,726
	2009	$15.733	$20.114	3,362
	2010	$20.114	$21.690	3,499
	2011	$21.690	$22.780	3,334
	2012	$22.780	$26.384	1,706
	2013	$26.384	$23.655	1,776
	2014	$23.655	$23.915	1,773
	2015	$23.915	$23.223	1,730

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.192	$14.558	40,597
	2007	$14.558	$15.702	31,401
	2008	$15.702	$10.964	25,264
	2009	$10.964	$13.958	23,547
	2010	$13.958	$15.641	18,544
	2011	$15.641	$16.761	17,160
	2012	$16.761	$19.036	14,365
	2013	$19.036	$22.383	9,092
	2014	$22.383	$22.985	6,170
	2015	$22.985	$23.986	4,405

UIF Growth Portfolio, Class I
	2006	$12.226	$12.507	15,526
	2007	$12.507	$14.980	13,077
	2008	$14.980	$7.479	13,920
	2009	$7.479	$12.166	9,327
	2010	$12.166	$14.688	3,811
	2011	$14.688	$14.029	2,997
	2012	$14.029	$15.766	2,270
	2013	$15.766	$22.939	1,914
	2014	$22.939	$23.974	1,578
	2015	$23.974	$26.440	0

UIF Growth Portfolio, Class II
	2006	$12.172	$12.417	201
	2007	$12.417	$14.843	171
	2008	$14.843	$7.387	209
	2009	$7.387	$11.987	158
	2010	$11.987	$14.442	0
	2011	$14.442	$13.760	0
	2012	$13.760	$15.420	0
	2013	$15.420	$22.383	0
	2014	$22.383	$23.333	0
	2015	$23.333	$25.671	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.823	991
	2007	$9.823	$11.833	6,375
	2008	$11.833	$6.184	11,153
	2009	$6.184	$9.562	5,787
	2010	$9.562	$12.428	5,267
	2011	$12.428	$11.336	8,705
	2012	$11.336	$12.083	4,978
	2013	$12.083	$16.324	2,438
	2014	$16.324	$16.335	2,409
	2015	$16.335	$15.089	2,526

UIF Small Company Growth Portfolio, Class II
	2006	$17.606	$19.348	1,182
	2007	$19.348	$19.572	1,158
	2008	$19.572	$11.455	209
	2009	$11.455	$16.506	344
	2010	$16.506	$20.526	33
	2011	$20.526	$18.412	31
	2012	$18.412	$20.751	29
	2013	$20.751	$34.935	27
	2014	$34.935	$29.569	24
	2015	$29.569	$26.209	22

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.273	$30.131	26,622
	2007	$30.131	$24.490	20,064
	2008	$24.490	$14.906	13,941
	2009	$14.906	$18.819	14,130
	2010	$18.819	$23.952	12,853
	2011	$23.952	$24.869	8,477
	2012	$24.869	$28.253	6,160
	2013	$28.253	$28.247	5,851
	2014	$28.247	$35.924	5,720
	2015	$35.924	$35.977	5,003

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.944	$10.179	18,460
	2007	$10.179	$10.447	20,138
	2008	$10.447	$10.449	8,649
	2009	$10.449	$10.274	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option added on or after May 1, 2003

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.256	84,299
	2007	$10.256	$11.814	127,517
	2008	$11.814	$6.649	124,186
	2009	$6.649	$8.846	129,550
	2010	$8.846	$10.158	118,827
	2011	$10.158	$9.699	103,869
	2012	$9.699	$11.063	79,576
	2013	$11.063	$14.228	61,792
	2014	$14.228	$15.602	53,234
	2015	$15.602	$15.386	47,817

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.447	2,706
	2007	$10.447	$11.123	2,592
	2008	$11.123	$8.175	80,276
	2009	$8.175	$9.952	101,532
	2010	$9.952	$11.000	51,876
	2011	$11.000	$10.757	47,034
	2012	$10.757	$11.788	15,496
	2013	$11.788	$13.104	7,839
	2014	$13.104	$13.412	6,257
	2015	$13.412	$13.102	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.477	4,793
	2007	$10.477	$11.314	48,731
	2008	$11.314	$7.467	38,066
	2009	$7.467	$9.426	46,873
	2010	$9.426	$10.584	49,946
	2011	$10.584	$10.266	21,509
	2012	$10.266	$11.400	17,232
	2013	$11.400	$12.946	12,998
	2014	$12.946	$13.299	6,351
	2015	$13.299	$13.001	5,219

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.486	3,099
	2007	$10.486	$11.438	454
	2008	$11.438	$6.945	170
	2009	$6.945	$8.948	0
	2010	$8.948	$10.184	0
	2011	$10.184	$9.719	0
	2012	$9.719	$10.994	0
	2013	$10.994	$13.108	7,534
	2014	$13.108	$13.484	7,485
	2015	$13.484	$13.173	7,434

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.338	3,928
	2007	$10.338	$10.753	9,385
	2008	$10.753	$9.430	10,164
	2009	$9.430	$10.617	16,716
	2010	$10.617	$11.183	15,490
	2011	$11.183	$11.136	12,748
	2012	$11.136	$11.621	10,154
	2013	$11.621	$12.007	9,881
	2014	$12.007	$12.209	9,024
	2015	$12.209	$11.922	8,742

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.256	1,093

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.733	0
	2007	$9.733	$11.690	6,980
	2008	$11.690	$6.340	393
	2009	$6.340	$8.993	368
	2010	$8.993	$10.578	564
	2011	$10.578	$10.436	1,611
	2012	$10.436	$12.112	1,223
	2013	$12.112	$16.012	1,078
	2014	$16.012	$17.665	1,207
	2015	$17.665	$18.733	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.809	1,372
	2007	$10.809	$11.165	26,182
	2008	$11.165	$6.890	23,257
	2009	$6.890	$8.547	40,149
	2010	$8.547	$9.630	42,135
	2011	$9.630	$9.627	39,731
	2012	$9.627	$10.932	35,536
	2013	$10.932	$14.162	24,736
	2014	$14.162	$15.757	19,334
	2015	$15.757	$15.642	28,399

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.865	23,142
	2007	$9.865	$11.173	30,756
	2008	$11.173	$6.627	38,636
	2009	$6.627	$9.096	50,086
	2010	$9.096	$11.485	48,273
	2011	$11.485	$10.056	41,691
	2012	$10.056	$11.314	34,703
	2013	$11.314	$15.097	31,018
	2014	$15.097	$15.721	28,207
	2015	$15.721	$15.188	24,055

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.795	$16.966	235,399
	2007	$16.966	$16.043	218,718
	2008	$16.043	$10.218	189,926
	2009	$10.218	$12.700	161,474
	2010	$12.700	$14.553	144,338
	2011	$14.553	$14.637	109,322
	2012	$14.637	$16.133	84,992
	2013	$16.133	$20.535	63,253
	2014	$20.535	$22.010	50,987
	2015	$22.010	$21.419	43,013

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.202	$13.008	463,680
	2007	$13.008	$13.254	496,075
	2008	$13.254	$9.156	449,655
	2009	$9.156	$12.194	433,547
	2010	$12.194	$13.493	320,365
	2011	$13.493	$13.568	249,139
	2012	$13.568	$15.011	193,939
	2013	$15.011	$16.797	160,187
	2014	$16.797	$17.258	112,223
	2015	$17.258	$15.753	90,840

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.442	$11.373	157,550
	2007	$11.373	$11.864	196,673
	2008	$11.864	$7.628	195,317
	2009	$7.628	$9.719	178,352
	2010	$9.719	$10.652	157,059
	2011	$10.652	$10.304	141,005
	2012	$10.304	$11.371	125,682
	2013	$11.371	$14.365	100,137
	2014	$14.365	$15.866	77,264
	2015	$15.866	$16.458	55,469

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.004	21,008
	2007	$11.004	$12.086	117,018
	2008	$12.086	$8.492	93,669
	2009	$8.492	$10.285	82,672
	2010	$10.285	$11.308	75,512
	2011	$11.308	$10.778	57,945
	2012	$10.778	$11.998	45,484
	2013	$11.998	$15.038	35,610
	2014	$15.038	$15.611	21,552
	2015	$15.611	$14.772	18,390

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.242	$17.722	305,134
	2007	$17.722	$18.009	323,996
	2008	$18.009	$11.123	306,663
	2009	$11.123	$13.769	282,317
	2010	$13.769	$15.037	244,278
	2011	$15.037	$14.614	199,091
	2012	$14.614	$16.396	153,975
	2013	$16.396	$20.654	117,070
	2014	$20.654	$21.729	88,902
	2015	$21.729	$20.286	78,659

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.912	$21.729	155,808
	2007	$21.729	$20.830	114,712
	2008	$20.830	$13.702	96,853
	2009	$13.702	$17.380	96,869
	2010	$17.380	$21.887	78,092
	2011	$21.887	$20.688	60,572
	2012	$20.688	$24.052	52,658
	2013	$24.052	$32.182	35,766
	2014	$32.182	$31.786	27,583
	2015	$31.786	$28.911	23,140

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.520	$18.703	4,724
	2007	$18.703	$20.431	4,392
	2008	$20.431	$11.538	4,780
	2009	$11.538	$16.269	4,832
	2010	$16.269	$20.392	4,533
	2011	$20.392	$19.060	3,871
	2012	$19.060	$20.749	4,058
	2013	$20.749	$28.153	0
	2014	$28.153	$29.715	0
	2015	$29.715	$28.408	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.298	$10.520	40,651
	2007	$10.520	$11.014	51,944
	2008	$11.014	$11.637	236,337
	2009	$11.637	$11.783	169,790
	2010	$11.783	$12.183	116,308
	2011	$12.183	$12.646	91,529
	2012	$12.646	$12.653	73,657
	2013	$12.653	$12.148	45,561
	2014	$12.148	$12.335	41,010
	2015	$12.335	$12.171	30,593

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.875	$32.551	101,591
	2007	$32.551	$41.167	102,029
	2008	$41.167	$19.120	83,660
	2009	$19.120	$32.410	78,917
	2010	$32.410	$37.428	62,285
	2011	$37.428	$30.930	50,445
	2012	$30.930	$34.373	43,814
	2013	$34.373	$33.447	42,432
	2014	$33.447	$30.091	38,318
	2015	$30.091	$23.759	33,835

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.133	$20.436	218,271
	2007	$20.436	$23.171	255,179
	2008	$23.171	$13.567	222,453
	2009	$13.567	$18.260	210,663
	2010	$18.260	$19.441	171,048
	2011	$19.441	$17.063	145,251
	2012	$17.063	$19.812	127,409
	2013	$19.812	$23.927	108,989
	2014	$23.927	$20.883	89,461
	2015	$20.883	$19.177	75,164

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.829	$15.317	0
	2007	$15.317	$16.696	0
	2008	$16.696	$17.415	880
	2009	$17.415	$20.299	1,370
	2010	$20.299	$22.816	0
	2011	$22.816	$22.213	0
	2012	$22.213	$25.102	0
	2013	$25.102	$25.054	0
	2014	$25.054	$25.056	0
	2015	$25.056	$23.549	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$13.017	$13.120	70,083
	2007	$13.120	$15.028	52,577
	2008	$15.028	$7.510	49,793
	2009	$7.510	$12.217	39,068
	2010	$12.217	$14.346	39,404
	2011	$14.346	$13.189	32,614
	2012	$13.189	$14.688	25,135
	2013	$14.688	$20.166	20,544
	2014	$20.166	$21.423	15,073
	2015	$21.423	$22.039	11,519

Invesco V.I. American Value Fund - Series I
	2006	$12.455	$14.764	52,044
	2007	$14.764	$15.636	40,007
	2008	$15.636	$9.015	28,642
	2009	$9.015	$12.325	28,920
	2010	$12.325	$14.797	40,302
	2011	$14.797	$14.667	26,138
	2012	$14.667	$16.897	13,140
	2013	$16.897	$22.281	9,285
	2014	$22.281	$24.015	8,479
	2015	$24.015	$21.433	7,483

Invesco V.I. American Value Fund - Series II
	2006	$12.429	$14.725	41,832
	2007	$14.725	$15.580	48,047
	2008	$15.580	$8.963	44,153
	2009	$8.963	$12.250	37,239
	2010	$12.250	$14.699	32,118
	2011	$14.699	$14.556	31,199
	2012	$14.556	$16.735	25,790
	2013	$16.735	$22.013	18,109
	2014	$22.013	$23.668	13,559
	2015	$23.668	$21.069	10,209

Invesco V.I. Comstock Fund - Series II
	2006	$11.583	$13.202	129,308
	2007	$13.202	$12.662	110,899
	2008	$12.662	$7.983	113,569
	2009	$7.983	$10.067	130,969
	2010	$10.067	$11.439	90,038
	2011	$11.439	$10.998	77,947
	2012	$10.998	$12.845	68,396
	2013	$12.845	$17.113	44,743
	2014	$17.113	$18.336	34,669
	2015	$18.336	$16.892	30,560

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.550	$12.771	126,090
	2007	$12.771	$12.962	111,831
	2008	$12.962	$9.843	131,546
	2009	$9.843	$11.841	133,293
	2010	$11.841	$13.028	106,593
	2011	$13.028	$12.629	90,951
	2012	$12.629	$13.939	66,279
	2013	$13.939	$17.096	44,492
	2014	$17.096	$18.262	38,955
	2015	$18.262	$17.471	35,201

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.134	$18.377	314,702
	2007	$18.377	$18.502	295,634
	2008	$18.502	$12.318	189,573
	2009	$12.318	$15.014	171,841
	2010	$15.014	$16.543	151,340
	2011	$16.543	$15.880	126,865
	2012	$15.880	$17.832	111,620
	2013	$17.832	$23.427	79,538
	2014	$23.427	$25.301	65,973
	2015	$25.301	$24.025	53,853

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.129	$12.499	35,260
	2007	$12.499	$14.435	30,410
	2008	$14.435	$7.537	28,014
	2009	$7.537	$11.574	22,611
	2010	$11.574	$14.468	20,321
	2011	$14.468	$12.879	13,446
	2012	$12.879	$14.119	10,166
	2013	$14.119	$18.942	7,972
	2014	$18.942	$20.033	5,169
	2015	$20.033	$19.880	5,060

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.305	$11.066	108,853
	2007	$11.066	$11.539	134,594
	2008	$11.539	$9.345	121,360
	2009	$9.345	$12.327	118,930
	2010	$12.327	$13.597	160,074
	2011	$13.597	$13.940	145,243
	2012	$13.940	$15.405	91,272
	2013	$15.405	$16.366	76,263
	2014	$16.366	$16.772	66,549
	2015	$16.772	$16.219	44,157

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.456	$12.899	56,261
	2007	$12.899	$13.519	62,176
	2008	$13.519	$9.470	46,828
	2009	$9.470	$11.716	46,227
	2010	$11.716	$13.696	34,674
	2011	$13.696	$12.847	29,316
	2012	$12.847	$13.952	28,428
	2013	$13.952	$18.602	19,301
	2014	$18.602	$19.574	15,263
	2015	$19.574	$18.561	13,297

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.043	$12.720	146,670
	2007	$12.720	$12.920	149,072
	2008	$12.920	$8.067	111,074
	2009	$8.067	$9.420	120,083
	2010	$9.420	$10.862	90,602
	2011	$10.862	$10.020	80,084
	2012	$10.020	$11.029	72,332
	2013	$11.029	$14.721	54,102
	2014	$14.721	$15.563	49,495
	2015	$15.563	$14.847	38,002

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.446	$12.129	40,868
	2007	$12.129	$14.445	56,636
	2008	$14.445	$8.761	61,060
	2009	$8.761	$12.523	65,244
	2010	$12.523	$15.119	57,244
	2011	$15.119	$13.356	44,195
	2012	$13.356	$14.967	32,817
	2013	$14.967	$20.149	25,360
	2014	$20.149	$20.989	18,169
	2015	$20.989	$21.175	11,989

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.821	$13.030	144,553
	2007	$13.030	$12.870	136,411
	2008	$12.870	$7.665	126,080
	2009	$7.665	$9.531	130,004
	2010	$9.531	$11.741	122,204
	2011	$11.741	$11.069	106,212
	2012	$11.069	$12.451	91,506
	2013	$12.451	$15.936	71,101
	2014	$15.936	$17.455	57,514
	2015	$17.455	$16.493	43,320

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.244	$14.006	286,554
	2007	$14.006	$15.661	328,505
	2008	$15.661	$8.357	273,935
	2009	$8.357	$11.831	228,000
	2010	$11.831	$12.682	202,709
	2011	$12.682	$12.284	171,785
	2012	$12.284	$13.730	147,952
	2013	$13.730	$17.452	112,918
	2014	$17.452	$19.733	80,075
	2015	$19.733	$20.013	61,511

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.382	$15.659	143,975
	2007	$15.659	$15.913	142,273
	2008	$15.913	$8.812	107,224
	2009	$8.812	$10.523	97,251
	2010	$10.523	$11.645	81,167
	2011	$11.645	$11.481	70,848
	2012	$11.481	$12.640	66,358
	2013	$12.640	$14.007	51,830
	2014	$14.007	$14.859	34,603
	2015	$14.859	$14.675	32,581

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.156	$10.467	91,682
	2007	$10.467	$10.699	145,241
	2008	$10.699	$6.402	141,386
	2009	$6.402	$6.856	174,878
	2010	$6.856	$7.493	140,930
	2011	$7.493	$7.942	124,123
	2012	$7.942	$8.593	103,058
	2013	$8.593	$8.408	98,237
	2014	$8.408	$8.829	75,406
	2015	$8.829	$8.732	56,008

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.990	$16.129	45,638
	2007	$16.129	$16.795	61,608
	2008	$16.795	$8.377	46,750
	2009	$8.377	$10.881	28,640
	2010	$10.881	$13.589	25,264
	2011	$13.589	$13.457	21,900
	2012	$13.457	$15.352	20,483
	2013	$15.352	$20.449	12,627
	2014	$20.449	$21.192	10,557
	2015	$21.192	$22.134	9,699

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.623	$21.467	128,730
	2007	$21.467	$22.363	129,957
	2008	$22.363	$13.104	67,592
	2009	$13.104	$17.935	61,334
	2010	$17.935	$20.380	53,614
	2011	$20.380	$18.309	38,301
	2012	$18.309	$21.747	20,300
	2013	$21.747	$27.123	14,378
	2014	$27.123	$27.185	12,676
	2015	$27.185	$27.679	10,721

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.013	$13.706	594,159
	2007	$13.706	$14.745	571,571
	2008	$14.745	$12.383	473,639
	2009	$12.383	$14.400	434,390
	2010	$14.400	$16.232	268,820
	2011	$16.232	$16.046	231,403
	2012	$16.046	$17.830	227,944
	2013	$17.830	$17.446	187,099
	2014	$17.446	$17.561	136,985
	2015	$17.561	$16.817	106,286

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.868	$14.877	150,013
	2007	$14.877	$14.540	121,980
	2008	$14.540	$3.060	233,331
	2009	$3.060	$3.785	240,060
	2010	$3.785	$4.254	214,433
	2011	$4.254	$4.071	181,689
	2012	$4.071	$4.516	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.069	$15.857	312,246
	2007	$15.857	$16.219	274,494
	2008	$16.219	$9.775	300,461
	2009	$9.775	$12.288	258,474
	2010	$12.288	$13.978	204,062
	2011	$13.978	$13.685	178,923
	2012	$13.685	$15.672	162,790
	2013	$15.672	$20.231	125,010
	2014	$20.231	$21.935	93,211
	2015	$21.935	$22.212	67,687

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.501	$20.834	138,346
	2007	$20.834	$20.174	107,828
	2008	$20.174	$12.283	97,325
	2009	$12.283	$16.512	92,814
	2010	$16.512	$19.956	81,581
	2011	$19.956	$19.132	68,281
	2012	$19.132	$22.109	54,348
	2013	$22.109	$30.534	41,458
	2014	$30.534	$33.483	30,817
	2015	$33.483	$30.879	25,479

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.600	114,323
	2010	$12.600	$13.934	99,220
	2011	$13.934	$13.948	85,472
	2012	$13.948	$16.343	65,061
	2013	$16.343	$21.253	52,531
	2014	$21.253	$23.515	41,973
	2015	$23.515	$22.392	35,529

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.120	$14.422	157,014
	2007	$14.422	$14.298	156,631
	2008	$14.298	$8.323	102,557
	2009	$8.323	$10.269	96,769
	2010	$10.269	$11.177	115,428
	2011	$11.177	$11.282	119,468
	2012	$11.282	$12.468	60,253
	2013	$12.468	$14.461	55,212
	2014	$14.461	$15.718	45,509
	2015	$15.718	$15.262	43,082

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.001	$15.519	101,351
	2007	$15.519	$15.688	106,238
	2008	$15.688	$10.273	87,317
	2009	$10.273	$13.641	75,754
	2010	$13.641	$15.365	58,496
	2011	$15.365	$15.028	42,522
	2012	$15.028	$16.853	32,551
	2013	$16.853	$19.778	25,171
	2014	$19.778	$21.255	20,342
	2015	$21.255	$20.910	11,620

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.225	$13.351	30,052
	2007	$13.351	$13.032	22,836
	2008	$13.032	$10.614	17,333
	2009	$10.614	$13.134	14,875
	2010	$13.134	$13.217	12,919
	2011	$13.217	$12.828	12,459
	2012	$12.828	$15.404	11,624
	2013	$15.404	$21.431	10,566
	2014	$21.431	$26.866	7,945
	2015	$26.866	$28.439	6,644

Putnam VT Global Utilities Fund - Class IB
	2006	$17.908	$22.343	8,616
	2007	$22.343	$26.317	7,576
	2008	$26.317	$17.965	6,255
	2009	$17.965	$18.941	6,202
	2010	$18.941	$18.943	6,394
	2011	$18.943	$17.599	3,540
	2012	$17.599	$18.154	2,909
	2013	$18.154	$20.293	2,736
	2014	$20.293	$22.835	2,184
	2015	$22.835	$20.203	2,246

Putnam VT Growth and Income Fund - Class IB
	2006	$15.236	$17.345	222,304
	2007	$17.345	$16.004	224,946
	2008	$16.004	$9.635	194,471
	2009	$9.635	$12.283	186,022
	2010	$12.283	$13.798	165,363
	2011	$13.798	$12.923	144,972
	2012	$12.923	$15.119	125,673
	2013	$15.119	$20.147	109,493
	2014	$20.147	$21.910	95,815
	2015	$21.910	$19.898	89,830

Putnam VT High Yield Fund - Class IB
	2006	$14.674	$15.929	163,047
	2007	$15.929	$16.080	159,896
	2008	$16.080	$11.675	128,822
	2009	$11.675	$17.220	112,213
	2010	$17.220	$19.287	107,420
	2011	$19.287	$19.275	81,546
	2012	$19.275	$21.960	76,188
	2013	$21.960	$23.261	62,052
	2014	$23.261	$23.200	46,718
	2015	$23.200	$21.565	39,114

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.771	$11.057	423,066
	2007	$11.057	$11.425	422,791
	2008	$11.425	$8.536	356,105
	2009	$8.536	$12.294	315,734
	2010	$12.294	$13.266	284,426
	2011	$13.266	$13.681	219,813
	2012	$13.681	$14.879	184,620
	2013	$14.879	$14.886	152,081
	2014	$14.886	$15.563	125,802
	2015	$15.563	$15.062	103,094

Putnam VT International Equity Fund - Class IB
	2006	$16.833	$21.116	128,158
	2007	$21.116	$22.471	152,259
	2008	$22.471	$12.369	138,171
	2009	$12.369	$15.139	118,549
	2010	$15.139	$16.359	72,369
	2011	$16.359	$13.346	63,883
	2012	$13.346	$15.979	48,752
	2013	$15.979	$20.099	29,876
	2014	$20.099	$18.401	24,885
	2015	$18.401	$18.097	18,643

Putnam VT Investors Fund - Class IB
	2006	$15.363	$17.191	91,941
	2007	$17.191	$16.010	66,533
	2008	$16.010	$9.505	100,758
	2009	$9.505	$12.212	76,902
	2010	$12.212	$13.663	84,479
	2011	$13.663	$13.425	77,581
	2012	$13.425	$15.403	75,135
	2013	$15.403	$20.440	70,751
	2014	$20.440	$22.867	67,660
	2015	$22.867	$21.969	64,647

Putnam VT Money Market Fund - Class IB
	2006	$9.812	$10.060	754,905
	2007	$10.060	$10.351	644,437
	2008	$10.351	$10.427	532,517
	2009	$10.427	$10.262	567,074
	2010	$10.262	$10.082	739,816
	2011	$10.082	$9.903	608,960
	2012	$9.903	$9.726	346,007
	2013	$9.726	$9.553	280,155
	2014	$9.553	$9.383	229,468
	2015	$9.383	$9.216	154,095

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.801	$16.847	22,398
	2007	$16.847	$17.494	15,650
	2008	$17.494	$10.523	11,460
	2009	$10.523	$13.656	9,567
	2010	$13.656	$16.035	14,683
	2011	$16.035	$14.948	12,121
	2012	$14.948	$17.140	11,254
	2013	$17.140	$22.968	10,890
	2014	$22.968	$25.600	5,918
	2015	$25.600	$25.069	5,323

Putnam VT New Value Fund - Class IB
	2006	$17.188	$19.584	171,693
	2007	$19.584	$18.292	142,597
	2008	$18.292	$9.923	116,048
	2009	$9.923	$9.341	0

Putnam VT Research Fund - Class IB
	2006	$14.272	$15.603	27,542
	2007	$15.603	$15.408	16,773
	2008	$15.408	$9.299	11,960
	2009	$9.299	$12.163	10,162
	2010	$12.163	$13.902	8,170
	2011	$13.902	$13.415	6,363
	2012	$13.415	$15.535	4,925
	2013	$15.535	$20.347	3,979
	2014	$20.347	$22.953	2,321
	2015	$22.953	$22.194	2,104

Putnam VT Vista Fund - Class IB
	2006	$17.406	$18.027	16,153
	2007	$18.027	$18.377	15,647
	2008	$18.377	$9.828	9,725
	2009	$9.828	$13.392	9,313
	2010	$13.392	$15.282	0

Putnam VT Voyager Fund - Class IB
	2006	$13.280	$13.752	203,379
	2007	$13.752	$14.250	161,677
	2008	$14.250	$8.812	136,256
	2009	$8.812	$14.184	134,416
	2010	$14.184	$16.828	132,164
	2011	$16.828	$13.577	119,984
	2012	$13.577	$15.230	105,832
	2013	$15.230	$21.498	90,709
	2014	$21.498	$23.166	75,440
	2015	$23.166	$21.361	70,983

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.524	$17.982	74,937
	2007	$17.982	$18.788	71,293
	2008	$18.788	$15.687	60,379
	2009	$15.687	$20.046	60,222
	2010	$20.046	$21.605	55,171
	2011	$21.605	$22.680	44,900
	2012	$22.680	$26.255	31,080
	2013	$26.255	$23.527	23,660
	2014	$23.527	$23.774	17,894
	2015	$23.774	$23.074	15,299

UIF Global Franchise Portfolio, Class II
	2006	$12.180	$14.536	92,339
	2007	$14.536	$15.670	85,604
	2008	$15.670	$10.936	56,880
	2009	$10.936	$13.915	53,801
	2010	$13.915	$15.586	36,581
	2011	$15.586	$16.693	31,984
	2012	$16.693	$18.949	30,075
	2013	$18.949	$22.269	20,589
	2014	$22.269	$22.857	15,586
	2015	$22.857	$23.840	11,226

UIF Growth Portfolio, Class I
	2006	$12.215	$12.490	139,192
	2007	$12.490	$14.952	111,788
	2008	$14.952	$7.461	99,971
	2009	$7.461	$12.131	73,133
	2010	$12.131	$14.638	62,936
	2011	$14.638	$13.974	51,135
	2012	$13.974	$15.697	39,893
	2013	$15.697	$22.827	29,052
	2014	$22.827	$23.844	22,887
	2015	$23.844	$26.284	13,907

UIF Growth Portfolio, Class II
	2006	$12.162	$12.400	12,170
	2007	$12.400	$14.815	11,179
	2008	$14.815	$7.370	13,200
	2009	$7.370	$11.953	10,812
	2010	$11.953	$14.394	9,239
	2011	$14.394	$13.707	8,523
	2012	$13.707	$15.352	7,036
	2013	$15.352	$22.273	5,385
	2014	$22.273	$23.207	3,881
	2015	$23.207	$25.519	3,420

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.820	19,886
	2007	$9.820	$11.823	43,514
	2008	$11.823	$6.175	53,249
	2009	$6.175	$9.544	43,575
	2010	$9.544	$12.398	34,922
	2011	$12.398	$11.303	28,608
	2012	$11.303	$12.042	26,556
	2013	$12.042	$16.260	20,517
	2014	$16.260	$16.263	15,044
	2015	$16.263	$15.015	12,375

UIF Small Company Growth Portfolio, Class II
	2006	$17.582	$19.312	10,901
	2007	$19.312	$19.526	19,963
	2008	$19.526	$11.422	8,753
	2009	$11.422	$16.450	18,899
	2010	$16.450	$20.446	12,893
	2011	$20.446	$18.331	10,122
	2012	$18.331	$20.650	7,716
	2013	$20.650	$34.746	5,918
	2014	$34.746	$29.393	4,867
	2015	$29.393	$26.040	4,768

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.243	$30.075	136,528
	2007	$30.075	$24.432	106,718
	2008	$24.432	$14.863	114,181
	2009	$14.863	$18.755	84,688
	2010	$18.755	$23.859	72,853
	2011	$23.859	$24.760	52,449
	2012	$24.760	$28.114	40,499
	2013	$28.114	$28.094	37,125
	2014	$28.094	$35.711	27,300
	2015	$35.711	$35.746	21,388

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.934	$10.164	153,805
	2007	$10.164	$10.426	134,700
	2008	$10.426	$10.422	264,832
	2009	$10.422	$10.243	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.252	0
	2007	$10.252	$11.804	537
	2008	$11.804	$6.640	535
	2009	$6.640	$8.830	3,005
	2010	$8.830	$10.134	2,995
	2011	$10.134	$9.671	2,986
	2012	$9.671	$11.025	2,270
	2013	$11.025	$14.172	2,263
	2014	$14.172	$15.533	2,257
	2015	$15.533	$15.310	2,454

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.444	0
	2007	$10.444	$11.114	0
	2008	$11.114	$8.164	0
	2009	$8.164	$9.933	0
	2010	$9.933	$10.974	0
	2011	$10.974	$10.726	0
	2012	$10.726	$11.748	0
	2013	$11.748	$13.053	0
	2014	$13.053	$13.353	0
	2015	$13.353	$13.038	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.473	0
	2007	$10.473	$11.304	0
	2008	$11.304	$7.456	0
	2009	$7.456	$9.409	0
	2010	$9.409	$10.559	0
	2011	$10.559	$10.237	0
	2012	$10.237	$11.361	0
	2013	$11.361	$12.896	0
	2014	$12.896	$13.240	0
	2015	$13.240	$12.937	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.482	0
	2007	$10.482	$11.428	0
	2008	$11.428	$6.936	0
	2009	$6.936	$8.931	0
	2010	$8.931	$10.160	0
	2011	$10.160	$9.691	0
	2012	$9.691	$10.956	0
	2013	$10.956	$13.057	0
	2014	$13.057	$13.425	0
	2015	$13.425	$13.108	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.335	0
	2007	$10.335	$10.743	0
	2008	$10.743	$9.417	0
	2009	$9.417	$10.597	426
	2010	$10.597	$11.157	426
	2011	$11.157	$11.104	426
	2012	$11.104	$11.581	0
	2013	$11.581	$11.960	0
	2014	$11.960	$12.156	0
	2015	$12.156	$11.864	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.166	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.729	0
	2007	$9.729	$11.680	0
	2008	$11.680	$6.332	0
	2009	$6.332	$8.976	0
	2010	$8.976	$10.553	0
	2011	$10.553	$10.406	0
	2012	$10.406	$12.071	0
	2013	$12.071	$15.950	0
	2014	$15.950	$17.587	0
	2015	$17.587	$18.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.805	0
	2007	$10.805	$11.155	0
	2008	$11.155	$6.881	0
	2009	$6.881	$8.531	0
	2010	$8.531	$9.607	0
	2011	$9.607	$9.599	0
	2012	$9.599	$10.895	0
	2013	$10.895	$14.107	0
	2014	$14.107	$15.687	0
	2015	$15.687	$15.565	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.862	0
	2007	$9.862	$11.164	847
	2008	$11.164	$6.618	843
	2009	$6.618	$9.079	1,434
	2010	$9.079	$11.458	1,427
	2011	$11.458	$10.027	1,419
	2012	$10.027	$11.275	585
	2013	$11.275	$15.038	582
	2014	$15.038	$15.651	579
	2015	$15.651	$15.113	577

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.767	$16.925	9,925
	2007	$16.925	$15.996	10,476
	2008	$15.996	$10.183	9,973
	2009	$10.183	$12.650	9,824
	2010	$12.650	$14.489	9,725
	2011	$14.489	$14.565	7,850
	2012	$14.565	$16.045	6,026
	2013	$16.045	$20.413	868
	2014	$20.413	$21.868	867
	2015	$21.868	$21.270	506

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.192	$12.991	3,232
	2007	$12.991	$13.229	8,144
	2008	$13.229	$9.135	2,990
	2009	$9.135	$12.158	4,148
	2010	$12.158	$13.447	4,137
	2011	$13.447	$13.515	4,256
	2012	$13.515	$14.944	3,324
	2013	$14.944	$16.715	1,885
	2014	$16.715	$17.164	1,711
	2015	$17.164	$15.660	1,590

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.435	$11.360	6,207
	2007	$11.360	$11.844	5,843
	2008	$11.844	$7.612	1,713
	2009	$7.612	$9.693	1,656
	2010	$9.693	$10.618	1,284
	2011	$10.618	$10.266	1,074
	2012	$10.266	$11.323	1,054
	2013	$11.323	$14.297	1,000
	2014	$14.297	$15.783	903
	2015	$15.783	$16.364	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.000	0
	2007	$11.000	$12.076	778
	2008	$12.076	$8.480	774
	2009	$8.480	$10.265	770
	2010	$10.265	$11.282	766
	2011	$11.282	$10.747	762
	2012	$10.747	$11.957	0
	2013	$11.957	$14.979	0
	2014	$14.979	$15.543	0
	2015	$15.543	$14.700	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.213	$17.679	8,455
	2007	$17.679	$17.956	8,301
	2008	$17.956	$11.085	7,927
	2009	$11.085	$13.715	8,236
	2010	$13.715	$14.970	8,329
	2011	$14.970	$14.542	7,761
	2012	$14.542	$16.307	6,410
	2013	$16.307	$20.530	1,223
	2014	$20.530	$21.588	1,050
	2015	$21.588	$20.145	539

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.876	$21.676	4,491
	2007	$21.676	$20.769	4,843
	2008	$20.769	$13.655	4,233
	2009	$13.655	$17.312	4,383
	2010	$17.312	$21.790	4,163
	2011	$21.790	$20.585	3,820
	2012	$20.585	$23.921	2,958
	2013	$23.921	$31.990	1,666
	2014	$31.990	$31.581	1,561
	2015	$31.581	$28.710	1,378

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.486	$18.658	127
	2007	$18.658	$20.371	126
	2008	$20.371	$11.498	126
	2009	$11.498	$16.205	125
	2010	$16.205	$20.301	124
	2011	$20.301	$18.966	123
	2012	$18.966	$20.636	123
	2013	$20.636	$27.985	122
	2014	$27.985	$29.523	0
	2015	$29.523	$28.209	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.289	$10.506	1,445
	2007	$10.506	$10.993	1,402
	2008	$10.993	$11.610	5,951
	2009	$11.610	$11.749	4,059
	2010	$11.749	$12.142	4,048
	2011	$12.142	$12.596	3,115
	2012	$12.596	$12.597	2,244
	2013	$12.597	$12.089	143
	2014	$12.089	$12.268	86
	2015	$12.268	$12.099	42

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.825	$32.472	553
	2007	$32.472	$41.046	409
	2008	$41.046	$19.055	406
	2009	$19.055	$32.282	289
	2010	$32.282	$37.261	235
	2011	$37.261	$30.777	238
	2012	$30.777	$34.185	240
	2013	$34.185	$33.247	261
	2014	$33.247	$29.897	201
	2015	$29.897	$23.593	231

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.101	$20.387	6,881
	2007	$20.387	$23.103	6,165
	2008	$23.103	$13.521	5,189
	2009	$13.521	$18.188	4,796
	2010	$18.188	$19.355	4,850
	2011	$19.355	$16.978	4,381
	2012	$16.978	$19.704	4,318
	2013	$19.704	$23.784	1,365
	2014	$23.784	$20.748	1,397
	2015	$20.748	$19.044	449

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.803	$15.280	0
	2007	$15.280	$16.647	0
	2008	$16.647	$17.355	0
	2009	$17.355	$20.219	0
	2010	$20.219	$22.715	0
	2011	$22.715	$22.103	0
	2012	$22.103	$24.965	0
	2013	$24.965	$24.904	0
	2014	$24.904	$24.894	0
	2015	$24.894	$23.384	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.992	$13.088	6,965
	2007	$13.088	$14.984	6,236
	2008	$14.984	$7.484	6,204
	2009	$7.484	$12.169	5,251
	2010	$12.169	$14.282	4,739
	2011	$14.282	$13.124	2,805
	2012	$13.124	$14.608	2,880
	2013	$14.608	$20.045	635
	2014	$20.045	$21.284	631
	2015	$21.284	$21.885	627

Invesco V.I. American Value Fund - Series I
	2006	$12.444	$14.744	1,177
	2007	$14.744	$15.607	991
	2008	$15.607	$8.994	512
	2009	$8.994	$12.290	431
	2010	$12.290	$14.747	375
	2011	$14.747	$14.610	350
	2012	$14.610	$16.822	344
	2013	$16.822	$22.171	331
	2014	$22.171	$23.885	327
	2015	$23.885	$21.306	478

Invesco V.I. American Value Fund - Series II
	2006	$12.419	$14.705	226
	2007	$14.705	$15.551	230
	2008	$15.551	$8.942	244
	2009	$8.942	$12.214	221
	2010	$12.214	$14.649	206
	2011	$14.649	$14.499	197
	2012	$14.499	$16.662	191
	2013	$16.662	$21.905	174
	2014	$21.905	$23.540	161
	2015	$23.540	$20.944	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.573	$13.184	10,533
	2007	$13.184	$12.638	9,453
	2008	$12.638	$7.964	6,751
	2009	$7.964	$10.038	5,699
	2010	$10.038	$11.400	4,212
	2011	$11.400	$10.955	2,783
	2012	$10.955	$12.788	2,220
	2013	$12.788	$17.028	2,050
	2014	$17.028	$18.236	1,883
	2015	$18.236	$16.792	1,709

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.540	$12.753	25,496
	2007	$12.753	$12.938	24,564
	2008	$12.938	$9.820	23,504
	2009	$9.820	$11.807	21,809
	2010	$11.807	$12.984	20,307
	2011	$12.984	$12.580	18,923
	2012	$12.580	$13.877	17,377
	2013	$13.877	$17.012	16,951
	2014	$17.012	$18.163	16,301
	2015	$18.163	$17.368	15,642

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.103	$18.333	12,416
	2007	$18.333	$18.448	12,869
	2008	$18.448	$12.275	10,456
	2009	$12.275	$14.954	11,374
	2010	$14.954	$16.469	10,937
	2011	$16.469	$15.801	8,235
	2012	$15.801	$17.735	6,824
	2013	$17.735	$23.287	6,449
	2014	$23.287	$25.137	5,829
	2015	$25.137	$23.857	5,189

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.119	$12.482	4,021
	2007	$12.482	$14.408	3,671
	2008	$14.408	$7.519	4,367
	2009	$7.519	$11.541	3,833
	2010	$11.541	$14.419	3,410
	2011	$14.419	$12.829	1,856
	2012	$12.829	$14.056	1,602
	2013	$14.056	$18.848	1,363
	2014	$18.848	$19.925	594
	2015	$19.925	$19.762	293

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.299	$11.053	2,121
	2007	$11.053	$11.520	1,967
	2008	$11.520	$9.325	262
	2009	$9.325	$12.294	1,482
	2010	$12.294	$13.554	1,323
	2011	$13.554	$13.888	1,388
	2012	$13.888	$15.341	1,516
	2013	$15.341	$16.289	1,514
	2014	$16.289	$16.684	1,512
	2015	$16.684	$16.127	1,801

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.449	$12.884	3,916
	2007	$12.884	$13.496	3,899
	2008	$13.496	$9.449	3,881
	2009	$9.449	$11.685	4,436
	2010	$11.685	$13.652	4,418
	2011	$13.652	$12.800	4,403
	2012	$12.800	$13.893	4,387
	2013	$13.893	$18.515	1,386
	2014	$18.515	$19.472	1,384
	2015	$19.472	$18.455	1,381

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.036	$12.705	792
	2007	$12.705	$12.899	788
	2008	$12.899	$8.050	784
	2009	$8.050	$9.395	566
	2010	$9.395	$10.828	563
	2011	$10.828	$9.983	560
	2012	$9.983	$10.983	557
	2013	$10.983	$14.651	554
	2014	$14.651	$15.482	551
	2015	$15.482	$14.762	549

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.438	$12.115	550
	2007	$12.115	$14.421	495
	2008	$14.421	$8.742	497
	2009	$8.742	$12.490	433
	2010	$12.490	$15.071	400
	2011	$15.071	$13.307	429
	2012	$13.307	$14.904	427
	2013	$14.904	$20.054	380
	2014	$20.054	$20.880	364
	2015	$20.880	$21.054	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.814	$13.015	3,252
	2007	$13.015	$12.849	3,168
	2008	$12.849	$7.648	1,527
	2009	$7.648	$9.506	2,102
	2010	$9.506	$11.704	2,092
	2011	$11.704	$11.028	2,082
	2012	$11.028	$12.399	2,072
	2013	$12.399	$15.861	592
	2014	$15.861	$17.364	589
	2015	$17.364	$16.399	586

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.226	$13.980	5,519
	2007	$13.980	$15.623	5,132
	2008	$15.623	$8.333	3,301
	2009	$8.333	$11.791	1,812
	2010	$11.791	$12.633	1,526
	2011	$12.633	$12.230	1,301
	2012	$12.230	$13.662	1,222
	2013	$13.662	$17.358	1,150
	2014	$17.358	$19.616	839
	2015	$19.616	$19.884	523

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.354	$15.621	5,407
	2007	$15.621	$15.866	4,021
	2008	$15.866	$8.781	4,019
	2009	$8.781	$10.481	1,963
	2010	$10.481	$11.593	1,897
	2011	$11.593	$11.424	1,856
	2012	$11.424	$12.571	1,843
	2013	$12.571	$13.923	1,823
	2014	$13.923	$14.762	1,805
	2015	$14.762	$14.573	1,346

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.150	$10.455	2,678
	2007	$10.455	$10.681	2,803
	2008	$10.681	$6.388	2,557
	2009	$6.388	$6.838	3,065
	2010	$6.838	$7.469	2,954
	2011	$7.469	$7.913	2,574
	2012	$7.913	$8.557	2,586
	2013	$8.557	$8.368	3,078
	2014	$8.368	$8.783	2,695
	2015	$8.783	$8.682	660

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.959	$16.090	1,478
	2007	$16.090	$16.745	1,466
	2008	$16.745	$8.348	1,351
	2009	$8.348	$10.838	227
	2010	$10.838	$13.528	202
	2011	$13.528	$13.391	202
	2012	$13.391	$15.268	195
	2013	$15.268	$20.327	171
	2014	$20.327	$21.055	100
	2015	$21.055	$21.980	46

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.588	$21.415	3,084
	2007	$21.415	$22.297	2,990
	2008	$22.297	$13.059	3,144
	2009	$13.059	$17.864	2,400
	2010	$17.864	$20.289	2,269
	2011	$20.289	$18.218	2,154
	2012	$18.218	$21.629	777
	2013	$21.629	$26.961	660
	2014	$26.961	$27.009	509
	2015	$27.009	$27.486	290

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.989	$13.673	9,721
	2007	$13.673	$14.702	9,988
	2008	$14.702	$12.341	6,153
	2009	$12.341	$14.344	6,161
	2010	$14.344	$16.160	5,465
	2011	$16.160	$15.966	4,495
	2012	$15.966	$17.732	3,234
	2013	$17.732	$17.342	3,344
	2014	$17.342	$17.447	2,966
	2015	$17.447	$16.699	1,923

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.841	$14.841	2,897
	2007	$14.841	$14.498	2,886
	2008	$14.498	$3.049	4,440
	2009	$3.049	$3.770	6,478
	2010	$3.770	$4.235	6,268
	2011	$4.235	$4.051	6,220
	2012	$4.051	$4.492	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.042	$15.819	10,114
	2007	$15.819	$16.171	9,659
	2008	$16.171	$9.742	5,911
	2009	$9.742	$12.240	3,841
	2010	$12.240	$13.916	3,248
	2011	$13.916	$13.618	2,155
	2012	$13.618	$15.586	2,084
	2013	$15.586	$20.110	2,000
	2014	$20.110	$21.793	1,083
	2015	$21.793	$22.057	456

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.465	$20.784	4,433
	2007	$20.784	$20.115	4,401
	2008	$20.115	$12.241	3,543
	2009	$12.241	$16.447	2,697
	2010	$16.447	$19.867	2,381
	2011	$19.867	$19.037	1,224
	2012	$19.037	$21.988	1,008
	2013	$21.988	$30.352	801
	2014	$30.352	$33.266	586
	2015	$33.266	$30.664	292

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.550	504
	2010	$12.550	$13.872	355
	2011	$13.872	$13.879	269
	2012	$13.879	$16.253	245
	2013	$16.253	$21.126	226
	2014	$21.126	$23.363	203
	2015	$23.363	$22.235	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.095	$14.387	5,553
	2007	$14.387	$14.256	4,187
	2008	$14.256	$8.295	4,075
	2009	$8.295	$10.229	3,325
	2010	$10.229	$11.128	3,432
	2011	$11.128	$11.226	450
	2012	$11.226	$12.400	447
	2013	$12.400	$14.374	443
	2014	$14.374	$15.617	440
	2015	$15.617	$15.156	196

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.975	$15.482	2,606
	2007	$15.482	$15.642	2,603
	2008	$15.642	$10.238	2,369
	2009	$10.238	$13.587	1,703
	2010	$13.587	$15.297	1,506
	2011	$15.297	$14.953	1,358
	2012	$14.953	$16.761	1,289
	2013	$16.761	$19.660	1,276
	2014	$19.660	$21.117	976
	2015	$21.117	$20.764	903

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.199	$13.319	469
	2007	$13.319	$12.994	467
	2008	$12.994	$10.577	465
	2009	$10.577	$13.082	462
	2010	$13.082	$13.159	459
	2011	$13.159	$12.765	456
	2012	$12.765	$15.319	453
	2013	$15.319	$21.303	450
	2014	$21.303	$26.692	0
	2015	$26.692	$28.241	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.874	$22.289	1,504
	2007	$22.289	$26.240	1,318
	2008	$26.240	$17.903	1,260
	2009	$17.903	$18.867	1,388
	2010	$18.867	$18.859	1,393
	2011	$18.859	$17.512	1,114
	2012	$17.512	$18.055	1,044
	2013	$18.055	$20.172	1,017
	2014	$20.172	$22.687	529
	2015	$22.687	$20.062	365

Putnam VT Growth and Income Fund - Class IB
	2006	$15.207	$17.303	256
	2007	$17.303	$15.957	239
	2008	$15.957	$9.602	222
	2009	$9.602	$12.235	201
	2010	$12.235	$13.737	200
	2011	$13.737	$12.859	210
	2012	$12.859	$15.037	198
	2013	$15.037	$20.026	173
	2014	$20.026	$21.768	96
	2015	$21.768	$19.759	51

Putnam VT High Yield Fund - Class IB
	2006	$14.646	$15.891	5,137
	2007	$15.891	$16.032	5,219
	2008	$16.032	$11.635	4,395
	2009	$11.635	$17.152	3,875
	2010	$17.152	$19.201	3,779
	2011	$19.201	$19.179	1,971
	2012	$19.179	$21.840	1,856
	2013	$21.840	$23.122	1,829
	2014	$23.122	$23.050	1,748
	2015	$23.050	$21.415	1,623

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.750	$11.030	8,850
	2007	$11.030	$11.391	7,601
	2008	$11.391	$8.506	3,509
	2009	$8.506	$12.246	3,256
	2010	$12.246	$13.207	2,746
	2011	$13.207	$13.613	2,329
	2012	$13.613	$14.797	2,166
	2013	$14.797	$14.797	2,174
	2014	$14.797	$15.462	1,981
	2015	$15.462	$14.956	1,757

Putnam VT International Equity Fund - Class IB
	2006	$16.801	$21.065	2,234
	2007	$21.065	$22.405	2,027
	2008	$22.405	$12.326	2,348
	2009	$12.326	$15.080	2,163
	2010	$15.080	$16.287	2,086
	2011	$16.287	$13.280	1,588
	2012	$13.280	$15.892	1,474
	2013	$15.892	$19.979	1,345
	2014	$19.979	$18.282	1,158
	2015	$18.282	$17.971	614

Putnam VT Investors Fund - Class IB
	2006	$15.334	$17.150	261
	2007	$17.150	$15.963	250
	2008	$15.963	$9.472	252
	2009	$9.472	$12.164	192
	2010	$12.164	$13.602	148
	2011	$13.602	$13.358	123
	2012	$13.358	$15.318	119
	2013	$15.318	$20.318	106
	2014	$20.318	$22.719	100
	2015	$22.719	$21.816	99

Putnam VT Money Market Fund - Class IB
	2006	$9.793	$10.036	17,290
	2007	$10.036	$10.321	9,154
	2008	$10.321	$10.392	3,006
	2009	$10.392	$10.221	9,146
	2010	$10.221	$10.037	8,819
	2011	$10.037	$9.854	6,911
	2012	$9.854	$9.673	6,502
	2013	$9.673	$9.496	6,766
	2014	$9.496	$9.322	2,728
	2015	$9.322	$9.152	1,756

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.771	$16.807	1,376
	2007	$16.807	$17.442	1,356
	2008	$17.442	$10.487	1,438
	2009	$10.487	$13.603	1,482
	2010	$13.603	$15.964	1,666
	2011	$15.964	$14.874	213
	2012	$14.874	$17.047	212
	2013	$17.047	$22.831	210
	2014	$22.831	$25.434	0
	2015	$25.434	$24.894	0

Putnam VT New Value Fund - Class IB
	2006	$17.155	$19.537	1,598
	2007	$19.537	$18.238	1,698
	2008	$18.238	$9.889	524
	2009	$9.889	$9.308	0

Putnam VT Research Fund - Class IB
	2006	$14.245	$15.565	287
	2007	$15.565	$15.363	260
	2008	$15.363	$9.267	258
	2009	$9.267	$12.115	192
	2010	$12.115	$13.840	146
	2011	$13.840	$13.349	124
	2012	$13.349	$15.450	118
	2013	$15.450	$20.226	106
	2014	$20.226	$22.804	99
	2015	$22.804	$22.039	98

Putnam VT Vista Fund - Class IB
	2006	$17.373	$17.983	204
	2007	$17.983	$18.323	203
	2008	$18.323	$9.794	202
	2009	$9.794	$13.339	201
	2010	$13.339	$15.216	0

Putnam VT Voyager Fund - Class IB
	2006	$13.254	$13.718	9,512
	2007	$13.718	$14.208	9,552
	2008	$14.208	$8.782	9,810
	2009	$8.782	$14.128	7,751
	2010	$14.128	$16.753	6,943
	2011	$16.753	$13.510	4,383
	2012	$13.510	$15.147	3,902
	2013	$15.147	$21.370	3,273
	2014	$21.370	$23.016	1,692
	2015	$23.016	$21.211	1,190

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.492	$17.939	1,340
	2007	$17.939	$18.733	1,287
	2008	$18.733	$15.633	980
	2009	$15.633	$19.967	809
	2010	$19.967	$21.509	730
	2011	$21.509	$22.568	645
	2012	$22.568	$26.111	602
	2013	$26.111	$23.387	731
	2014	$23.387	$23.620	635
	2015	$23.620	$22.913	480

UIF Global Franchise Portfolio, Class II
	2006	$12.168	$14.514	0
	2007	$14.514	$15.638	0
	2008	$15.638	$10.908	0
	2009	$10.908	$13.873	0
	2010	$13.873	$15.530	0
	2011	$15.530	$16.625	0
	2012	$16.625	$18.863	0
	2013	$18.863	$22.156	0
	2014	$22.156	$22.729	0
	2015	$22.729	$23.695	0

UIF Growth Portfolio, Class I
	2006	$12.205	$12.473	869
	2007	$12.473	$14.924	774
	2008	$14.924	$7.443	0
	2009	$7.443	$12.096	0
	2010	$12.096	$14.589	0
	2011	$14.589	$13.920	0
	2012	$13.920	$15.628	0
	2013	$15.628	$22.715	0
	2014	$22.715	$23.715	0
	2015	$23.715	$26.128	0

UIF Growth Portfolio, Class II
	2006	$12.152	$12.383	0
	2007	$12.383	$14.788	0
	2008	$14.788	$7.352	0
	2009	$7.352	$11.918	0
	2010	$11.918	$14.345	0
	2011	$14.345	$13.653	0
	2012	$13.653	$15.285	0
	2013	$15.285	$22.164	0
	2014	$22.164	$23.081	0
	2015	$23.081	$25.368	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.816	763
	2007	$9.816	$11.813	680
	2008	$11.813	$6.167	791
	2009	$6.167	$9.526	639
	2010	$9.526	$12.369	547
	2011	$12.369	$11.270	570
	2012	$11.270	$12.001	597
	2013	$12.001	$16.197	531
	2014	$16.197	$16.191	529
	2015	$16.191	$14.941	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.558	$19.276	232
	2007	$19.276	$19.480	205
	2008	$19.480	$11.389	212
	2009	$11.389	$16.394	142
	2010	$16.394	$20.367	98
	2011	$20.367	$18.250	90
	2012	$18.250	$20.548	89
	2013	$20.548	$34.558	63
	2014	$34.558	$29.219	78
	2015	$29.219	$25.873	84

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.200	$30.002	351
	2007	$30.002	$24.361	379
	2008	$24.361	$14.812	389
	2009	$14.812	$18.681	366
	2010	$18.681	$23.753	295
	2011	$23.753	$24.637	169
	2012	$24.637	$27.960	174
	2013	$27.960	$27.927	191
	2014	$27.927	$35.480	183
	2015	$35.480	$35.497	359

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.924	$10.148	5,128
	2007	$10.148	$10.404	5,100
	2008	$10.404	$10.396	8,944
	2009	$10.396	$10.212	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.249	14,834
	2007	$10.249	$11.794	15,862
	2008	$11.794	$6.631	17,752
	2009	$6.631	$8.813	18,125
	2010	$8.813	$10.110	15,984
	2011	$10.110	$9.643	9,047
	2012	$9.643	$10.988	6,959
	2013	$10.988	$14.117	8,265
	2014	$14.117	$15.464	7,597
	2015	$15.464	$15.235	7,314

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.440	0
	2007	$10.440	$11.104	0
	2008	$11.104	$8.152	288
	2009	$8.152	$9.914	0
	2010	$9.914	$10.947	0
	2011	$10.947	$10.695	0
	2012	$10.695	$11.708	0
	2013	$11.708	$13.002	0
	2014	$13.002	$13.294	0
	2015	$13.294	$12.973	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.470	0
	2007	$10.470	$11.295	7,668
	2008	$11.295	$7.446	8,963
	2009	$7.446	$9.391	8,963
	2010	$9.391	$10.534	7,668
	2011	$10.534	$10.207	7,668
	2012	$10.207	$11.323	0
	2013	$11.323	$12.845	0
	2014	$12.845	$13.182	0
	2015	$13.182	$12.873	11,621

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.479	0
	2007	$10.479	$11.419	0
	2008	$11.419	$6.926	0
	2009	$6.926	$8.914	9,378
	2010	$8.914	$10.135	9,378
	2011	$10.135	$9.663	9,378
	2012	$9.663	$10.919	9,378
	2013	$10.919	$13.006	9,378
	2014	$13.006	$13.366	9,378
	2015	$13.366	$13.044	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.331	0
	2007	$10.331	$10.734	0
	2008	$10.734	$9.404	558
	2009	$9.404	$10.577	9,129
	2010	$10.577	$11.130	10,278
	2011	$11.130	$11.072	3,292
	2012	$11.072	$11.542	3,288
	2013	$11.542	$11.913	1,079
	2014	$11.913	$12.102	0
	2015	$12.102	$11.805	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.076	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.726	0
	2007	$9.726	$11.670	0
	2008	$11.670	$6.323	741
	2009	$6.323	$8.960	1,653
	2010	$8.960	$10.528	906
	2011	$10.528	$10.376	0
	2012	$10.376	$12.030	0
	2013	$12.030	$15.887	0
	2014	$15.887	$17.509	0
	2015	$17.509	$18.563	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.802	0
	2007	$10.802	$11.145	0
	2008	$11.145	$6.871	3,553
	2009	$6.871	$8.515	4,412
	2010	$8.515	$9.584	4,371
	2011	$9.584	$9.571	3,449
	2012	$9.571	$10.858	3,419
	2013	$10.858	$14.052	2,106
	2014	$14.052	$15.618	2,097
	2015	$15.618	$15.489	2,089

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.858	3,581
	2007	$9.858	$11.154	5,625
	2008	$11.154	$6.609	5,618
	2009	$6.609	$9.062	4,608
	2010	$9.062	$11.431	4,581
	2011	$11.431	$9.998	3,282
	2012	$9.998	$11.237	3,263
	2013	$11.237	$14.979	2,897
	2014	$14.979	$15.582	2,883
	2015	$15.582	$15.039	2,757

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.743	$16.889	66,833
	2007	$16.889	$15.954	65,254
	2008	$15.954	$10.151	53,462
	2009	$10.151	$12.604	35,154
	2010	$12.604	$14.428	33,166
	2011	$14.428	$14.497	31,357
	2012	$14.497	$15.962	26,312
	2013	$15.962	$20.296	23,915
	2014	$20.296	$21.732	18,794
	2015	$21.732	$21.127	19,304

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.183	$12.973	52,598
	2007	$12.973	$13.205	49,013
	2008	$13.205	$9.113	46,322
	2009	$9.113	$12.123	41,250
	2010	$12.123	$13.402	45,823
	2011	$13.402	$13.463	29,752
	2012	$13.463	$14.879	26,162
	2013	$14.879	$16.633	25,674
	2014	$16.633	$17.071	22,581
	2015	$17.071	$15.567	20,880

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.428	$11.347	45,245
	2007	$11.347	$11.825	46,359
	2008	$11.825	$7.595	44,315
	2009	$7.595	$9.667	38,095
	2010	$9.667	$10.584	38,843
	2011	$10.584	$10.228	37,276
	2012	$10.228	$11.276	51,734
	2013	$11.276	$14.230	75,370
	2014	$14.230	$15.701	66,718
	2015	$15.701	$16.271	59,725

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.996	5,397
	2007	$10.996	$12.065	6,815
	2008	$12.065	$8.469	15,737
	2009	$8.469	$10.246	10,465
	2010	$10.246	$11.255	12,503
	2011	$11.255	$10.716	9,424
	2012	$10.716	$11.917	7,973
	2013	$11.917	$14.920	5,098
	2014	$14.920	$15.474	4,828
	2015	$15.474	$14.627	4,565

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.188	$17.641	104,046
	2007	$17.641	$17.908	104,027
	2008	$17.908	$11.050	87,342
	2009	$11.050	$13.665	82,106
	2010	$13.665	$14.907	78,481
	2011	$14.907	$14.474	67,737
	2012	$14.474	$16.222	62,459
	2013	$16.222	$20.414	46,333
	2014	$20.414	$21.454	35,060
	2015	$21.454	$20.009	32,080

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.845	$21.630	54,312
	2007	$21.630	$20.714	52,005
	2008	$20.714	$13.612	44,299
	2009	$13.612	$17.248	37,758
	2010	$17.248	$21.699	36,868
	2011	$21.699	$20.489	27,796
	2012	$20.489	$23.797	25,195
	2013	$23.797	$31.808	20,993
	2014	$31.808	$31.385	9,790
	2015	$31.385	$28.517	8,550

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.458	$18.618	3,524
	2007	$18.618	$20.317	1,563
	2008	$20.317	$11.462	1,319
	2009	$11.462	$16.145	1,160
	2010	$16.145	$20.216	1,283
	2011	$20.216	$18.877	1,167
	2012	$18.877	$20.529	288
	2013	$20.529	$27.826	263
	2014	$27.826	$29.340	261
	2015	$29.340	$28.020	246

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.280	$10.492	7,877
	2007	$10.492	$10.972	7,483
	2008	$10.972	$11.582	19,922
	2009	$11.582	$11.715	24,121
	2010	$11.715	$12.101	13,357
	2011	$12.101	$12.547	5,426
	2012	$12.547	$12.542	5,401
	2013	$12.542	$12.029	2,058
	2014	$12.029	$12.201	1,417
	2015	$12.201	$12.027	1,383

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.783	$32.403	10,943
	2007	$32.403	$40.938	8,995
	2008	$40.938	$18.994	11,553
	2009	$18.994	$32.163	10,868
	2010	$32.163	$37.106	11,712
	2011	$37.106	$30.633	8,145
	2012	$30.633	$34.008	7,112
	2013	$34.008	$33.058	4,210
	2014	$33.058	$29.711	3,447
	2015	$29.711	$23.435	3,100

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.073	$20.343	43,745
	2007	$20.343	$23.042	39,322
	2008	$23.042	$13.478	39,549
	2009	$13.478	$18.121	35,380
	2010	$18.121	$19.274	37,229
	2011	$19.274	$16.899	30,504
	2012	$16.899	$19.602	25,576
	2013	$19.602	$23.649	19,900
	2014	$23.649	$20.619	15,141
	2015	$20.619	$18.916	12,555

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.780	$15.247	9,410
	2007	$15.247	$16.603	9,572
	2008	$16.603	$17.300	6,170
	2009	$17.300	$20.145	5,017
	2010	$20.145	$22.620	4,988
	2011	$22.620	$22.000	4,042
	2012	$22.000	$24.835	2,810
	2013	$24.835	$24.763	1,845
	2014	$24.763	$24.740	1,485
	2015	$24.740	$23.227	819

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.971	$13.060	88,285
	2007	$13.060	$14.944	83,745
	2008	$14.944	$7.460	41,991
	2009	$7.460	$12.124	39,443
	2010	$12.124	$14.223	20,403
	2011	$14.223	$13.063	19,682
	2012	$13.063	$14.532	16,733
	2013	$14.532	$19.931	15,559
	2014	$19.931	$21.152	7,632
	2015	$21.152	$21.738	5,256

Invesco V.I. American Value Fund - Series I
	2006	$12.433	$14.724	25,184
	2007	$14.724	$15.578	24,403
	2008	$15.578	$8.973	29,664
	2009	$8.973	$12.254	29,345
	2010	$12.254	$14.697	28,165
	2011	$14.697	$14.553	19,138
	2012	$14.553	$16.748	16,098
	2013	$16.748	$22.062	12,489
	2014	$22.062	$23.756	4,357
	2015	$23.756	$21.179	3,636

Invesco V.I. American Value Fund - Series II
	2006	$12.408	$14.685	11,863
	2007	$14.685	$15.522	9,815
	2008	$15.522	$8.920	6,828
	2009	$8.920	$12.179	5,987
	2010	$12.179	$14.599	5,591
	2011	$14.599	$14.442	5,120
	2012	$14.442	$16.588	4,978
	2013	$16.588	$21.797	4,261
	2014	$21.797	$23.412	2,815
	2015	$23.412	$20.820	2,821

Invesco V.I. Comstock Fund - Series II
	2006	$11.563	$13.166	70,910
	2007	$13.166	$12.615	69,274
	2008	$12.615	$7.945	45,697
	2009	$7.945	$10.009	35,758
	2010	$10.009	$11.362	32,185
	2011	$11.362	$10.912	30,569
	2012	$10.912	$12.732	24,629
	2013	$12.732	$16.945	21,010
	2014	$16.945	$18.137	7,303
	2015	$18.137	$16.692	5,221

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.531	$12.736	28,848
	2007	$12.736	$12.914	28,992
	2008	$12.914	$9.796	26,218
	2009	$9.796	$11.772	25,630
	2010	$11.772	$12.940	25,022
	2011	$12.940	$12.531	19,335
	2012	$12.531	$13.816	16,724
	2013	$13.816	$16.928	16,734
	2014	$16.928	$18.065	14,048
	2015	$18.065	$17.265	12,706

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.077	$18.294	136,527
	2007	$18.294	$18.399	115,573
	2008	$18.399	$12.236	69,634
	2009	$12.236	$14.900	64,132
	2010	$14.900	$16.400	61,346
	2011	$16.400	$15.727	53,534
	2012	$15.727	$17.643	43,914
	2013	$17.643	$23.155	39,813
	2014	$23.155	$24.981	29,627
	2015	$24.981	$23.697	23,539

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.109	$12.465	14,318
	2007	$12.465	$14.381	11,835
	2008	$14.381	$7.501	11,102
	2009	$7.501	$11.508	10,699
	2010	$11.508	$14.370	10,174
	2011	$14.370	$12.779	9,057
	2012	$12.779	$13.994	7,884
	2013	$13.994	$18.756	7,647
	2014	$18.756	$19.817	3,406
	2015	$19.817	$19.645	3,186

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.292	$11.040	37,008
	2007	$11.040	$11.501	36,002
	2008	$11.501	$9.305	43,851
	2009	$9.305	$12.261	42,223
	2010	$12.261	$13.511	42,237
	2011	$13.511	$13.837	24,574
	2012	$13.837	$15.276	22,604
	2013	$15.276	$16.213	15,448
	2014	$16.213	$16.598	9,647
	2015	$16.598	$16.035	7,667

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.442	$12.870	10,362
	2007	$12.870	$13.474	7,418
	2008	$13.474	$9.429	6,091
	2009	$9.429	$11.654	1,860
	2010	$11.654	$13.609	1,706
	2011	$13.609	$12.753	500
	2012	$12.753	$13.835	501
	2013	$13.835	$18.428	404
	2014	$18.428	$19.370	394
	2015	$19.370	$18.350	401

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.029	$12.691	22,574
	2007	$12.691	$12.878	22,801
	2008	$12.878	$8.032	7,988
	2009	$8.032	$9.370	8,967
	2010	$9.370	$10.794	7,967
	2011	$10.794	$9.946	6,466
	2012	$9.946	$10.937	4,736
	2013	$10.937	$14.582	1,251
	2014	$14.582	$15.402	1,019
	2015	$15.402	$14.678	1,015

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.431	$12.101	11,813
	2007	$12.101	$14.398	13,159
	2008	$14.398	$8.723	13,155
	2009	$8.723	$12.456	13,491
	2010	$12.456	$15.023	11,335
	2011	$15.023	$13.258	6,994
	2012	$13.258	$14.841	6,801
	2013	$14.841	$19.960	4,345
	2014	$19.960	$20.771	2,008
	2015	$20.771	$20.933	1,018

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.806	$13.001	30,535
	2007	$13.001	$12.828	29,272
	2008	$12.828	$7.632	22,719
	2009	$7.632	$9.480	21,347
	2010	$9.480	$11.667	21,134
	2011	$11.667	$10.987	17,496
	2012	$10.987	$12.347	12,954
	2013	$12.347	$15.787	10,327
	2014	$15.787	$17.274	9,306
	2015	$17.274	$16.306	3,906

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.208	$13.954	63,674
	2007	$13.954	$15.586	56,435
	2008	$15.586	$8.309	46,518
	2009	$8.309	$11.751	27,001
	2010	$11.751	$12.583	24,231
	2011	$12.583	$12.176	22,445
	2012	$12.176	$13.595	18,782
	2013	$13.595	$17.263	17,016
	2014	$17.263	$19.499	12,789
	2015	$19.499	$19.756	10,735

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.331	$15.587	50,266
	2007	$15.587	$15.824	42,435
	2008	$15.824	$8.754	42,565
	2009	$8.754	$10.443	37,872
	2010	$10.443	$11.545	30,276
	2011	$11.545	$11.370	27,482
	2012	$11.370	$12.505	21,673
	2013	$12.505	$13.844	18,899
	2014	$13.844	$14.671	10,264
	2015	$14.671	$14.475	8,681

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.143	$10.443	22,411
	2007	$10.443	$10.663	21,985
	2008	$10.663	$6.374	21,445
	2009	$6.374	$6.819	29,234
	2010	$6.819	$7.445	26,127
	2011	$7.445	$7.884	23,222
	2012	$7.884	$8.522	22,471
	2013	$8.522	$8.329	22,866
	2014	$8.329	$8.737	15,269
	2015	$8.737	$8.632	12,034

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.933	$16.055	17,702
	2007	$16.055	$16.701	14,106
	2008	$16.701	$8.321	10,084
	2009	$8.321	$10.798	8,858
	2010	$10.798	$13.472	8,741
	2011	$13.472	$13.328	8,221
	2012	$13.328	$15.189	7,503
	2013	$15.189	$20.211	4,284
	2014	$20.211	$20.925	3,368
	2015	$20.925	$21.832	4,684

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.558	$21.369	83,879
	2007	$21.369	$22.238	83,591
	2008	$22.238	$13.018	71,310
	2009	$13.018	$17.798	67,338
	2010	$17.798	$20.204	63,173
	2011	$20.204	$18.133	55,108
	2012	$18.133	$21.516	50,867
	2013	$21.516	$26.808	49,931
	2014	$26.808	$26.842	14,215
	2015	$26.842	$27.302	12,321

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.967	$13.643	208,110
	2007	$13.643	$14.663	198,924
	2008	$14.663	$12.302	138,953
	2009	$12.302	$14.291	97,890
	2010	$14.291	$16.092	96,050
	2011	$16.092	$15.891	87,526
	2012	$15.891	$17.640	86,616
	2013	$17.640	$17.243	58,196
	2014	$17.243	$17.339	50,856
	2015	$17.339	$16.587	42,794

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.818	$14.809	43,563
	2007	$14.809	$14.459	30,750
	2008	$14.459	$3.039	51,115
	2009	$3.039	$3.756	49,497
	2010	$3.756	$4.217	43,067
	2011	$4.217	$4.032	41,033
	2012	$4.032	$4.469	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.019	$15.785	129,741
	2007	$15.785	$16.128	119,159
	2008	$16.128	$9.711	105,431
	2009	$9.711	$12.195	91,865
	2010	$12.195	$13.858	74,608
	2011	$13.858	$13.554	68,904
	2012	$13.554	$15.506	58,885
	2013	$15.506	$19.995	43,146
	2014	$19.995	$21.658	31,601
	2015	$21.658	$21.909	25,185

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.435	$20.739	38,671
	2007	$20.739	$20.062	38,046
	2008	$20.062	$12.202	30,202
	2009	$12.202	$16.387	22,951
	2010	$16.387	$19.784	21,631
	2011	$19.784	$18.948	19,664
	2012	$18.948	$21.874	16,081
	2013	$21.874	$30.179	10,300
	2014	$30.179	$33.060	9,332
	2015	$33.060	$30.458	8,170

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.504	31,686
	2010	$12.504	$13.814	22,909
	2011	$13.814	$13.814	20,683
	2012	$13.814	$16.169	15,436
	2013	$16.169	$21.006	13,662
	2014	$21.006	$23.218	11,567
	2015	$23.218	$22.086	7,689

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.074	$14.356	47,702
	2007	$14.356	$14.218	38,668
	2008	$14.218	$8.269	25,378
	2009	$8.269	$10.191	21,201
	2010	$10.191	$11.081	15,754
	2011	$11.081	$11.173	11,778
	2012	$11.173	$12.336	11,152
	2013	$12.336	$14.292	10,307
	2014	$14.292	$15.520	6,656
	2015	$15.520	$15.054	10,430

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.952	$15.449	16,884
	2007	$15.449	$15.601	14,948
	2008	$15.601	$10.205	12,261
	2009	$10.205	$13.538	7,362
	2010	$13.538	$15.233	7,874
	2011	$15.233	$14.883	7,065
	2012	$14.883	$16.674	5,866
	2013	$16.674	$19.548	5,806
	2014	$19.548	$20.986	2,178
	2015	$20.986	$20.625	571

Putnam VT Global Health Care Fund - Class IB
	2006	$13.178	$13.290	14,596
	2007	$13.290	$12.960	14,807
	2008	$12.960	$10.544	12,312
	2009	$10.544	$13.034	9,903
	2010	$13.034	$13.104	9,991
	2011	$13.104	$12.705	9,506
	2012	$12.705	$15.240	7,981
	2013	$15.240	$21.182	6,608
	2014	$21.182	$26.526	2,990
	2015	$26.526	$28.051	2,678

Putnam VT Global Utilities Fund - Class IB
	2006	$17.844	$22.241	9,232
	2007	$22.241	$26.170	6,569
	2008	$26.170	$17.847	7,939
	2009	$17.847	$18.798	9,047
	2010	$18.798	$18.780	9,383
	2011	$18.780	$17.430	4,550
	2012	$17.430	$17.961	4,378
	2013	$17.961	$20.057	4,212
	2014	$20.057	$22.547	3,981
	2015	$22.547	$19.927	4,091

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.182	$17.266	65,926
	2007	$17.266	$15.915	66,762
	2008	$15.915	$9.571	44,921
	2009	$9.571	$12.190	48,077
	2010	$12.190	$13.679	39,563
	2011	$13.679	$12.798	29,890
	2012	$12.798	$14.959	25,677
	2013	$14.959	$19.912	23,308
	2014	$19.912	$21.633	17,982
	2015	$21.633	$19.626	15,653

Putnam VT High Yield Fund - Class IB
	2006	$14.622	$15.857	40,582
	2007	$15.857	$15.990	38,390
	2008	$15.990	$11.598	25,469
	2009	$11.598	$17.090	30,947
	2010	$17.090	$19.121	37,426
	2011	$19.121	$19.090	28,162
	2012	$19.090	$21.726	22,038
	2013	$21.726	$22.990	15,861
	2014	$22.990	$22.907	14,982
	2015	$22.907	$21.271	7,957

Putnam VT Income Fund - Class IB
	2006	$10.733	$11.006	103,612
	2007	$11.006	$11.361	96,249
	2008	$11.361	$8.480	77,446
	2009	$8.480	$12.201	65,003
	2010	$12.201	$13.152	60,469
	2011	$13.152	$13.549	51,684
	2012	$13.549	$14.721	44,310
	2013	$14.721	$14.713	40,886
	2014	$14.713	$15.367	23,611
	2015	$15.367	$14.856	18,331

Putnam VT International Equity Fund - Class IB
	2006	$16.774	$21.020	23,392
	2007	$21.020	$22.346	24,519
	2008	$22.346	$12.287	23,399
	2009	$12.287	$15.024	14,307
	2010	$15.024	$16.219	14,459
	2011	$16.219	$13.218	13,976
	2012	$13.218	$15.809	11,321
	2013	$15.809	$19.865	10,090
	2014	$19.865	$18.168	9,323
	2015	$18.168	$17.850	7,577

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.309	$17.113	17,627
	2007	$17.113	$15.921	20,378
	2008	$15.921	$9.442	7,405
	2009	$9.442	$12.119	9,215
	2010	$12.119	$13.545	7,652
	2011	$13.545	$13.295	6,506
	2012	$13.295	$15.239	4,984
	2013	$15.239	$20.202	4,844
	2014	$20.202	$22.578	2,203
	2015	$22.578	$21.669	2,140

Putnam VT Money Market Fund - Class IB
	2006	$9.777	$10.014	154,407
	2007	$10.014	$10.294	144,007
	2008	$10.294	$10.359	204,241
	2009	$10.359	$10.184	180,523
	2010	$10.184	$9.995	146,210
	2011	$9.995	$9.808	144,515
	2012	$9.808	$9.623	110,326
	2013	$9.623	$9.442	57,397
	2014	$9.442	$9.265	37,869
	2015	$9.265	$9.090	28,637

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.745	$16.771	12,227
	2007	$16.771	$17.396	11,461
	2008	$17.396	$10.454	8,735
	2009	$10.454	$13.553	7,974
	2010	$13.553	$15.897	10,353
	2011	$15.897	$14.805	3,298
	2012	$14.805	$16.958	2,144
	2013	$16.958	$22.701	1,541
	2014	$22.701	$25.276	1,385
	2015	$25.276	$24.727	710

Putnam VT New Value Fund - Class IB
	2006	$17.127	$19.495	28,783
	2007	$19.495	$18.190	29,927
	2008	$18.190	$9.858	26,969
	2009	$9.858	$9.278	0

Putnam VT Research Fund - Class IB
	2006	$14.221	$15.532	2,877
	2007	$15.532	$15.322	1,842
	2008	$15.322	$9.238	1,471
	2009	$9.238	$12.071	1,130
	2010	$12.071	$13.782	1,109
	2011	$13.782	$13.286	1,101
	2012	$13.286	$15.370	864
	2013	$15.370	$20.111	700
	2014	$20.111	$22.663	657
	2015	$22.663	$21.891	645

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.344	$17.945	9,342
	2007	$17.945	$18.275	8,059
	2008	$18.275	$9.763	5,705
	2009	$9.763	$13.290	6,369
	2010	$13.290	$15.154	0

Putnam VT Voyager Fund - Class IB
	2006	$13.233	$13.689	59,044
	2007	$13.689	$14.170	55,533
	2008	$14.170	$8.754	34,251
	2009	$8.754	$14.076	32,528
	2010	$14.076	$16.683	30,650
	2011	$16.683	$13.446	25,172
	2012	$13.446	$15.069	21,431
	2013	$15.069	$21.248	16,452
	2014	$21.248	$22.873	13,195
	2015	$22.873	$21.069	12,878

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.465	$17.900	14,043
	2007	$17.900	$18.683	14,452
	2008	$18.683	$15.584	11,386
	2009	$15.584	$19.894	9,203
	2010	$19.894	$21.419	9,143
	2011	$21.419	$22.462	7,047
	2012	$22.462	$25.976	6,222
	2013	$25.976	$23.253	6,258
	2014	$23.253	$23.473	3,163
	2015	$23.473	$22.759	2,230

UIF Global Franchise Portfolio, Class II
	2006	$12.155	$14.491	21,374
	2007	$14.491	$15.607	18,532
	2008	$15.607	$10.880	13,370
	2009	$10.880	$13.830	12,721
	2010	$13.830	$15.475	14,189
	2011	$15.475	$16.557	11,235
	2012	$16.557	$18.776	7,226
	2013	$18.776	$22.043	5,233
	2014	$22.043	$22.602	5,209
	2015	$22.602	$23.550	4,414

UIF Growth Portfolio, Class I
	2006	$12.195	$12.456	11,712
	2007	$12.456	$14.896	11,712
	2008	$14.896	$7.426	11,985
	2009	$7.426	$12.061	19,495
	2010	$12.061	$14.539	13,585
	2011	$14.539	$13.866	15,170
	2012	$13.866	$15.559	13,621
	2013	$15.559	$22.603	10,468
	2014	$22.603	$23.586	6,229
	2015	$23.586	$25.973	3,032

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.142	$12.367	5,861
	2007	$12.367	$14.760	5,079
	2008	$14.760	$7.335	5,673
	2009	$7.335	$11.884	4,237
	2010	$11.884	$14.296	2,375
	2011	$14.296	$13.600	2,414
	2012	$13.600	$15.217	788
	2013	$15.217	$22.055	220
	2014	$22.055	$22.956	220
	2015	$22.956	$25.217	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.813	5,577
	2007	$9.813	$11.803	3,665
	2008	$11.803	$6.158	8,553
	2009	$6.158	$9.508	5,721
	2010	$9.508	$12.339	3,871
	2011	$12.339	$11.238	3,909
	2012	$11.238	$11.961	3,972
	2013	$11.961	$16.133	3,973
	2014	$16.133	$16.120	2,779
	2015	$16.120	$14.868	1,543

UIF Small Company Growth Portfolio, Class II
	2006	$17.534	$19.240	7,162
	2007	$19.240	$19.433	5,360
	2008	$19.433	$11.356	5,179
	2009	$11.356	$16.338	5,418
	2010	$16.338	$20.287	5,279
	2011	$20.287	$18.170	3,576
	2012	$18.170	$20.447	2,739
	2013	$20.447	$34.371	2,372
	2014	$34.371	$29.046	2,429
	2015	$29.046	$25.706	698

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.164	$29.938	21,087
	2007	$29.938	$24.296	18,547
	2008	$24.296	$14.765	15,256
	2009	$14.765	$18.613	12,448
	2010	$18.613	$23.654	11,331
	2011	$23.654	$24.522	9,168
	2012	$24.522	$27.815	8,094
	2013	$27.815	$27.768	8,437
	2014	$27.768	$35.260	4,020
	2015	$35.260	$35.258	3,048

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.914	$10.133	40,328
	2007	$10.133	$10.383	46,255
	2008	$10.383	$10.369	45,645
	2009	$10.369	$10.181	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.245	0
	2007	$10.245	$11.784	0
	2008	$11.784	$6.622	0
	2009	$6.622	$8.797	0
	2010	$8.797	$10.086	0
	2011	$10.086	$9.615	0
	2012	$9.615	$10.950	0
	2013	$10.950	$14.062	0
	2014	$14.062	$15.396	0
	2015	$15.396	$15.160	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.437	0
	2007	$10.437	$11.095	0
	2008	$11.095	$8.141	0
	2009	$8.141	$9.896	0
	2010	$9.896	$10.921	0
	2011	$10.921	$10.664	0
	2012	$10.664	$11.668	0
	2013	$11.668	$12.952	0
	2014	$12.952	$13.235	0
	2015	$13.235	$12.910	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.466	0
	2007	$10.466	$11.285	0
	2008	$11.285	$7.436	0
	2009	$7.436	$9.374	0
	2010	$9.374	$10.509	0
	2011	$10.509	$10.178	0
	2012	$10.178	$11.284	0
	2013	$11.284	$12.795	0
	2014	$12.795	$13.124	0
	2015	$13.124	$12.810	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.475	0
	2007	$10.475	$11.409	0
	2008	$11.409	$6.917	0
	2009	$6.917	$8.897	0
	2010	$8.897	$10.111	0
	2011	$10.111	$9.635	0
	2012	$9.635	$10.882	0
	2013	$10.882	$12.955	0
	2014	$12.955	$13.307	0
	2015	$13.307	$12.979	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.327	0
	2007	$10.327	$10.725	0
	2008	$10.725	$9.391	0
	2009	$9.391	$10.557	0
	2010	$10.557	$11.103	0
	2011	$11.103	$11.040	0
	2012	$11.040	$11.503	0
	2013	$11.503	$11.867	0
	2014	$11.867	$12.048	0
	2015	$12.048	$11.747	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.988	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.723	0
	2007	$9.723	$11.660	0
	2008	$11.660	$6.315	0
	2009	$6.315	$8.943	0
	2010	$8.943	$10.503	0
	2011	$10.503	$10.346	0
	2012	$10.346	$11.989	0
	2013	$11.989	$15.825	0
	2014	$15.825	$17.432	0
	2015	$17.432	$18.478	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.798	0
	2007	$10.798	$11.136	0
	2008	$11.136	$6.862	0
	2009	$6.862	$8.499	0
	2010	$8.499	$9.561	0
	2011	$9.561	$9.544	0
	2012	$9.544	$10.821	0
	2013	$10.821	$13.997	0
	2014	$13.997	$15.549	0
	2015	$15.549	$15.413	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.855	0
	2007	$9.855	$11.145	0
	2008	$11.145	$6.600	0
	2009	$6.600	$9.045	0
	2010	$9.045	$11.403	0
	2011	$11.403	$9.969	0
	2012	$9.969	$11.199	0
	2013	$11.199	$14.920	0
	2014	$14.920	$15.514	0
	2015	$15.514	$14.965	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.723	$16.857	0
	2007	$16.857	$15.916	0
	2008	$15.916	$10.122	0
	2009	$10.122	$12.561	0
	2010	$12.561	$14.372	0
	2011	$14.372	$14.433	0
	2012	$14.433	$15.883	0
	2013	$15.883	$20.186	0
	2014	$20.186	$21.603	0
	2015	$21.603	$20.991	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.173	$12.956	0
	2007	$12.956	$13.180	0
	2008	$13.180	$9.091	0
	2009	$9.091	$12.088	0
	2010	$12.088	$13.356	0
	2011	$13.356	$13.410	0
	2012	$13.410	$14.813	0
	2013	$14.813	$16.551	0
	2014	$16.551	$16.979	0
	2015	$16.979	$15.475	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.422	$11.334	0
	2007	$11.334	$11.805	0
	2008	$11.805	$7.579	0
	2009	$7.579	$9.641	0
	2010	$9.641	$10.550	0
	2011	$10.550	$10.190	0
	2012	$10.190	$11.228	0
	2013	$11.228	$14.163	0
	2014	$14.163	$15.619	0
	2015	$15.619	$16.178	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.992	0
	2007	$10.992	$12.055	0
	2008	$12.055	$8.457	0
	2009	$8.457	$10.227	0
	2010	$10.227	$11.228	0
	2011	$11.228	$10.685	0
	2012	$10.685	$11.876	0
	2013	$11.876	$14.862	0
	2014	$14.862	$15.406	0
	2015	$15.406	$14.555	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.168	$17.608	0
	2007	$17.608	$17.866	0
	2008	$17.866	$11.018	0
	2009	$11.018	$13.618	0
	2010	$13.618	$14.849	0
	2011	$14.849	$14.410	0
	2012	$14.410	$16.142	0
	2013	$16.142	$20.303	0
	2014	$20.303	$21.327	0
	2015	$21.327	$19.881	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.819	$21.589	0
	2007	$21.589	$20.664	0
	2008	$20.664	$13.573	0
	2009	$13.573	$17.190	0
	2010	$17.190	$21.614	0
	2011	$21.614	$20.398	0
	2012	$20.398	$23.680	0
	2013	$23.680	$31.635	0
	2014	$31.635	$31.199	0
	2015	$31.199	$28.333	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.434	$18.583	0
	2007	$18.583	$20.269	0
	2008	$20.269	$11.429	0
	2009	$11.429	$16.091	0
	2010	$16.091	$20.137	0
	2011	$20.137	$18.793	0
	2012	$18.793	$20.428	0
	2013	$20.428	$27.675	0
	2014	$27.675	$29.166	0
	2015	$29.166	$27.840	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.272	$10.477	0
	2007	$10.477	$10.952	0
	2008	$10.952	$11.555	0
	2009	$11.555	$11.681	0
	2010	$11.681	$12.060	0
	2011	$12.060	$12.498	0
	2012	$12.498	$12.486	0
	2013	$12.486	$11.970	0
	2014	$11.970	$12.135	0
	2015	$12.135	$11.956	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.748	$32.343	0
	2007	$32.343	$40.840	0
	2008	$40.840	$18.940	0
	2009	$18.940	$32.054	0
	2010	$32.054	$36.961	0
	2011	$36.961	$30.498	0
	2012	$30.498	$33.841	0
	2013	$33.841	$32.878	0
	2014	$32.878	$29.535	0
	2015	$29.535	$23.284	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.050	$20.306	0
	2007	$20.306	$22.987	0
	2008	$22.987	$13.439	0
	2009	$13.439	$18.060	0
	2010	$18.060	$19.199	0
	2011	$19.199	$16.824	0
	2012	$16.824	$19.505	0
	2013	$19.505	$23.521	0
	2014	$23.521	$20.497	0
	2015	$20.497	$18.794	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.761	$15.219	0
	2007	$15.219	$16.564	0
	2008	$16.564	$17.251	0
	2009	$17.251	$20.076	0
	2010	$20.076	$22.531	0
	2011	$22.531	$21.903	0
	2012	$21.903	$24.713	0
	2013	$24.713	$24.628	0
	2014	$24.628	$24.593	0
	2015	$24.593	$23.078	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.953	$13.036	0
	2007	$13.036	$14.909	0
	2008	$14.909	$7.439	0
	2009	$7.439	$12.083	0
	2010	$12.083	$14.167	0
	2011	$14.167	$13.005	0
	2012	$13.005	$14.461	0
	2013	$14.461	$19.823	0
	2014	$19.823	$21.026	0
	2015	$21.026	$21.598	0

Invesco V.I. American Value Fund - Series I
	2006	$12.423	$14.704	0
	2007	$14.704	$15.548	0
	2008	$15.548	$8.951	0
	2009	$8.951	$12.219	0
	2010	$12.219	$14.647	0
	2011	$14.647	$14.496	0
	2012	$14.496	$16.674	0
	2013	$16.674	$21.954	0
	2014	$21.954	$23.627	0
	2015	$23.627	$21.054	0

Invesco V.I. American Value Fund - Series II
	2006	$12.398	$14.665	0
	2007	$14.665	$15.493	0
	2008	$15.493	$8.899	0
	2009	$8.899	$12.144	0
	2010	$12.144	$14.550	0
	2011	$14.550	$14.386	0
	2012	$14.386	$16.515	0
	2013	$16.515	$21.690	0
	2014	$21.690	$23.285	0
	2015	$23.285	$20.697	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.554	$13.148	0
	2007	$13.148	$12.591	0
	2008	$12.591	$7.926	0
	2009	$7.926	$9.981	0
	2010	$9.981	$11.323	0
	2011	$11.323	$10.870	0
	2012	$10.870	$12.676	0
	2013	$12.676	$16.861	0
	2014	$16.861	$18.039	0
	2015	$18.039	$16.593	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.521	$12.719	0
	2007	$12.719	$12.890	0
	2008	$12.890	$9.773	0
	2009	$9.773	$11.738	0
	2010	$11.738	$12.896	0
	2011	$12.896	$12.482	0
	2012	$12.482	$13.755	0
	2013	$13.755	$16.845	0
	2014	$16.845	$17.967	0
	2015	$17.967	$17.163	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.055	$18.259	0
	2007	$18.259	$18.355	0
	2008	$18.355	$12.201	0
	2009	$12.201	$14.849	0
	2010	$14.849	$16.336	0
	2011	$16.336	$15.658	0
	2012	$15.658	$17.556	0
	2013	$17.556	$23.029	0
	2014	$23.029	$24.833	0
	2015	$24.833	$23.544	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.099	$12.449	0
	2007	$12.449	$14.354	0
	2008	$14.354	$7.483	0
	2009	$7.483	$11.474	0
	2010	$11.474	$14.321	0
	2011	$14.321	$12.729	0
	2012	$12.729	$13.933	0
	2013	$13.933	$18.664	0
	2014	$18.664	$19.709	0
	2015	$19.709	$19.528	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.286	$11.028	0
	2007	$11.028	$11.482	0
	2008	$11.482	$9.285	0
	2009	$9.285	$12.228	0
	2010	$12.228	$13.468	0
	2011	$13.468	$13.786	0
	2012	$13.786	$15.212	0
	2013	$15.212	$16.136	0
	2014	$16.136	$16.511	0
	2015	$16.511	$15.943	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.435	$12.855	0
	2007	$12.855	$13.452	0
	2008	$13.452	$9.409	0
	2009	$9.409	$11.622	0
	2010	$11.622	$13.566	0
	2011	$13.566	$12.706	0
	2012	$12.706	$13.777	0
	2013	$13.777	$18.341	0
	2014	$18.341	$19.269	0
	2015	$19.269	$18.245	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.022	$12.676	0
	2007	$12.676	$12.856	0
	2008	$12.856	$8.015	0
	2009	$8.015	$9.345	0
	2010	$9.345	$10.759	0
	2011	$10.759	$9.909	0
	2012	$9.909	$10.891	0
	2013	$10.891	$14.514	0
	2014	$14.514	$15.321	0
	2015	$15.321	$14.594	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.424	$12.087	0
	2007	$12.087	$14.374	0
	2008	$14.374	$8.704	0
	2009	$8.704	$12.423	0
	2010	$12.423	$14.975	0
	2011	$14.975	$13.209	0
	2012	$13.209	$14.779	0
	2013	$14.779	$19.866	0
	2014	$19.866	$20.663	0
	2015	$20.663	$20.814	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.799	$12.986	0
	2007	$12.986	$12.806	0
	2008	$12.806	$7.615	0
	2009	$7.615	$9.455	0
	2010	$9.455	$11.630	0
	2011	$11.630	$10.947	0
	2012	$10.947	$12.295	0
	2013	$12.295	$15.713	0
	2014	$15.713	$17.184	0
	2015	$17.184	$16.212	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.190	$13.928	0
	2007	$13.928	$15.549	0
	2008	$15.549	$8.285	0
	2009	$8.285	$11.711	0
	2010	$11.711	$12.534	0
	2011	$12.534	$12.123	0
	2012	$12.123	$13.528	0
	2013	$13.528	$17.170	0
	2014	$17.170	$19.384	0
	2015	$19.384	$19.629	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.311	$15.558	0
	2007	$15.558	$15.787	0
	2008	$15.787	$8.728	0
	2009	$8.728	$10.408	0
	2010	$10.408	$11.500	0
	2011	$11.500	$11.320	0
	2012	$11.320	$12.444	0
	2013	$12.444	$13.769	0
	2014	$13.769	$14.584	0
	2015	$14.584	$14.382	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.137	$10.431	0
	2007	$10.431	$10.646	0
	2008	$10.646	$6.360	0
	2009	$6.360	$6.801	0
	2010	$6.801	$7.421	0
	2011	$7.421	$7.855	0
	2012	$7.855	$8.486	0
	2013	$8.486	$8.290	0
	2014	$8.290	$8.692	0
	2015	$8.692	$8.583	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.912	$16.025	0
	2007	$16.025	$16.661	0
	2008	$16.661	$8.297	0
	2009	$8.297	$10.761	0
	2010	$10.761	$13.419	0
	2011	$13.419	$13.269	0
	2012	$13.269	$15.114	0
	2013	$15.114	$20.102	0
	2014	$20.102	$20.801	0
	2015	$20.801	$21.692	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.532	$21.330	0
	2007	$21.330	$22.185	0
	2008	$22.185	$12.980	0
	2009	$12.980	$17.738	0
	2010	$17.738	$20.126	0
	2011	$20.126	$18.053	0
	2012	$18.053	$21.411	0
	2013	$21.411	$26.662	0
	2014	$26.662	$26.683	0
	2015	$26.683	$27.126	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.950	$13.618	0
	2007	$13.618	$14.628	0
	2008	$14.628	$12.266	0
	2009	$12.266	$14.242	0
	2010	$14.242	$16.029	0
	2011	$16.029	$15.821	0
	2012	$15.821	$17.554	0
	2013	$17.554	$17.150	0
	2014	$17.150	$17.236	0
	2015	$17.236	$16.481	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.800	$14.781	0
	2007	$14.781	$14.425	0
	2008	$14.425	$3.031	0
	2009	$3.031	$3.743	0
	2010	$3.743	$4.201	0
	2011	$4.201	$4.014	0
	2012	$4.014	$4.447	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.000	$15.756	0
	2007	$15.756	$16.090	0
	2008	$16.090	$9.683	0
	2009	$9.683	$12.153	0
	2010	$12.153	$13.804	0
	2011	$13.804	$13.494	0
	2012	$13.494	$15.429	0
	2013	$15.429	$19.887	0
	2014	$19.887	$21.529	0
	2015	$21.529	$21.767	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.410	$20.700	0
	2007	$20.700	$20.014	0
	2008	$20.014	$12.167	0
	2009	$12.167	$16.331	0
	2010	$16.331	$19.707	0
	2011	$19.707	$18.865	0
	2012	$18.865	$21.767	0
	2013	$21.767	$30.016	0
	2014	$30.016	$32.864	0
	2015	$32.864	$30.262	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.462	0
	2010	$12.462	$13.761	0
	2011	$13.761	$13.753	0
	2012	$13.753	$16.089	0
	2013	$16.089	$20.892	0
	2014	$20.892	$23.080	0
	2015	$23.080	$21.944	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.056	$14.330	0
	2007	$14.330	$14.184	0
	2008	$14.184	$8.245	0
	2009	$8.245	$10.157	0
	2010	$10.157	$11.038	0
	2011	$11.038	$11.124	0
	2012	$11.124	$12.275	0
	2013	$12.275	$14.215	0
	2014	$14.215	$15.428	0
	2015	$15.428	$14.957	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.933	$15.420	0
	2007	$15.420	$15.564	0
	2008	$15.564	$10.176	0
	2009	$10.176	$13.492	0
	2010	$13.492	$15.173	0
	2011	$15.173	$14.817	0
	2012	$14.817	$16.592	0
	2013	$16.592	$19.442	0
	2014	$19.442	$20.862	0
	2015	$20.862	$20.492	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.160	$13.266	0
	2007	$13.266	$12.929	0
	2008	$12.929	$10.513	0
	2009	$10.513	$12.990	0
	2010	$12.990	$13.052	0
	2011	$13.052	$12.649	0
	2012	$12.649	$15.165	0
	2013	$15.165	$21.067	0
	2014	$21.067	$26.369	0
	2015	$26.369	$27.871	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.820	$22.200	0
	2007	$22.200	$26.108	0
	2008	$26.108	$17.795	0
	2009	$17.795	$18.734	0
	2010	$18.734	$18.707	0
	2011	$18.707	$17.353	0
	2012	$17.353	$17.873	0
	2013	$17.873	$19.948	0
	2014	$19.948	$22.413	0
	2015	$22.413	$19.799	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.161	$17.233	0
	2007	$17.233	$15.877	0
	2008	$15.877	$9.544	0
	2009	$9.544	$12.149	0
	2010	$12.149	$13.626	0
	2011	$13.626	$12.742	0
	2012	$12.742	$14.885	0
	2013	$14.885	$19.804	0
	2014	$19.804	$21.504	0
	2015	$21.504	$19.500	0

Putnam VT High Yield Fund - Class IB
	2006	$14.603	$15.827	0
	2007	$15.827	$15.952	0
	2008	$15.952	$11.565	0
	2009	$11.565	$17.032	0
	2010	$17.032	$19.046	0
	2011	$19.046	$19.006	0
	2012	$19.006	$21.619	0
	2013	$21.619	$22.865	0
	2014	$22.865	$22.771	0
	2015	$22.771	$21.134	0

Putnam VT Income Fund - Class IB
	2006	$10.718	$10.986	0
	2007	$10.986	$11.334	0
	2008	$11.334	$8.455	0
	2009	$8.455	$12.159	0
	2010	$12.159	$13.100	0
	2011	$13.100	$13.489	0
	2012	$13.489	$14.648	0
	2013	$14.648	$14.633	0
	2014	$14.633	$15.275	0
	2015	$15.275	$14.761	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.751	$20.980	0
	2007	$20.980	$22.292	0
	2008	$22.292	$12.252	0
	2009	$12.252	$14.973	0
	2010	$14.973	$16.155	0
	2011	$16.155	$13.160	0
	2012	$13.160	$15.732	0
	2013	$15.732	$19.757	0
	2014	$19.757	$18.061	0
	2015	$18.061	$17.735	0

Putnam VT Investors Fund - Class IB
	2006	$15.288	$17.081	0
	2007	$17.081	$15.883	0
	2008	$15.883	$9.415	0
	2009	$9.415	$12.078	0
	2010	$12.078	$13.492	0
	2011	$13.492	$13.237	0
	2012	$13.237	$15.164	0
	2013	$15.164	$20.093	0
	2014	$20.093	$22.444	0
	2015	$22.444	$21.530	0

Putnam VT Money Market Fund - Class IB
	2006	$9.764	$9.995	0
	2007	$9.995	$10.269	0
	2008	$10.269	$10.329	0
	2009	$10.329	$10.149	0
	2010	$10.149	$9.956	0
	2011	$9.956	$9.765	0
	2012	$9.765	$9.576	0
	2013	$9.576	$9.391	0
	2014	$9.391	$9.210	0
	2015	$9.210	$9.032	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.724	$16.739	0
	2007	$16.739	$17.355	0
	2008	$17.355	$10.424	0
	2009	$10.424	$13.507	0
	2010	$13.507	$15.835	0
	2011	$15.835	$14.739	0
	2012	$14.739	$16.875	0
	2013	$16.875	$22.578	0
	2014	$22.578	$25.126	0
	2015	$25.126	$24.567	0

Putnam VT New Value Fund - Class IB
	2006	$17.104	$19.459	0
	2007	$19.459	$18.146	0
	2008	$18.146	$9.830	0
	2009	$9.830	$9.251	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.202	$15.503	0
	2007	$15.503	$15.285	0
	2008	$15.285	$9.211	0
	2009	$9.211	$12.030	0
	2010	$12.030	$13.729	0
	2011	$13.729	$13.228	0
	2012	$13.228	$15.295	0
	2013	$15.295	$20.002	0
	2014	$20.002	$22.528	0
	2015	$22.528	$21.750	0

Putnam VT Vista Fund - Class IB
	2006	$17.321	$17.912	0
	2007	$17.912	$18.231	0
	2008	$18.231	$9.735	0
	2009	$9.735	$13.245	0
	2010	$13.245	$15.097	0

Putnam VT Voyager Fund - Class IB
	2006	$13.215	$13.664	0
	2007	$13.664	$14.137	0
	2008	$14.137	$8.729	0
	2009	$8.729	$14.028	0
	2010	$14.028	$16.618	0
	2011	$16.618	$13.387	0
	2012	$13.387	$14.994	0
	2013	$14.994	$21.133	0
	2014	$21.133	$22.738	0
	2015	$22.738	$20.933	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.443	$17.867	0
	2007	$17.867	$18.639	0
	2008	$18.639	$15.539	0
	2009	$15.539	$19.826	0
	2010	$19.826	$21.336	0
	2011	$21.336	$22.363	0
	2012	$22.363	$25.848	0
	2013	$25.848	$23.127	0
	2014	$23.127	$23.334	0
	2015	$23.334	$22.612	0

UIF Global Franchise Portfolio, Class II
	2006	$12.143	$14.469	0
	2007	$14.469	$15.575	0
	2008	$15.575	$10.852	0
	2009	$10.852	$13.788	0
	2010	$13.788	$15.420	0
	2011	$15.420	$16.490	0
	2012	$16.490	$18.690	0
	2013	$18.690	$21.931	0
	2014	$21.931	$22.476	0
	2015	$22.476	$23.407	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.184	$12.439	0
	2007	$12.439	$14.868	0
	2008	$14.868	$7.408	0
	2009	$7.408	$12.027	0
	2010	$12.027	$14.490	0
	2011	$14.490	$13.812	0
	2012	$13.812	$15.490	0
	2013	$15.490	$22.492	0
	2014	$22.492	$23.459	0
	2015	$23.459	$25.819	0

UIF Growth Portfolio, Class II
	2006	$12.131	$12.350	0
	2007	$12.350	$14.732	0
	2008	$14.732	$7.317	0
	2009	$7.317	$11.850	0
	2010	$11.850	$14.248	0
	2011	$14.248	$13.547	0
	2012	$13.547	$15.150	0
	2013	$15.150	$21.946	0
	2014	$21.946	$22.831	0
	2015	$22.831	$25.068	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.809	0
	2007	$9.809	$11.793	0
	2008	$11.793	$6.150	0
	2009	$6.150	$9.490	0
	2010	$9.490	$12.310	0
	2011	$12.310	$11.205	0
	2012	$11.205	$11.920	0
	2013	$11.920	$16.070	0
	2014	$16.070	$16.049	0
	2015	$16.049	$14.795	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.510	$19.204	0
	2007	$19.204	$19.387	0
	2008	$19.387	$11.323	0
	2009	$11.323	$16.283	0
	2010	$16.283	$20.208	0
	2011	$20.208	$18.090	0
	2012	$18.090	$20.347	0
	2013	$20.347	$34.184	0
	2014	$34.184	$28.874	0
	2015	$28.874	$25.541	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.134	$29.882	0
	2007	$29.882	$24.238	0
	2008	$24.238	$14.722	0
	2009	$14.722	$18.550	0
	2010	$18.550	$23.561	0
	2011	$23.561	$24.413	0
	2012	$24.413	$27.678	0
	2013	$27.678	$27.617	0
	2014	$27.617	$35.051	0
	2015	$35.051	$35.031	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.904	$10.117	0
	2007	$10.117	$10.362	0
	2008	$10.362	$10.343	0
	2009	$10.343	$10.150	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.242	0
	2007	$10.242	$11.774	0
	2008	$11.774	$6.613	0
	2009	$6.613	$8.780	0
	2010	$8.780	$10.062	0
	2011	$10.062	$9.588	0
	2012	$9.588	$10.913	0
	2013	$10.913	$14.007	0
	2014	$14.007	$15.328	0
	2015	$15.328	$15.085	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.433	0
	2007	$10.433	$11.085	0
	2008	$11.085	$8.130	0
	2009	$8.130	$9.877	0
	2010	$9.877	$10.895	0
	2011	$10.895	$10.633	0
	2012	$10.633	$11.628	0
	2013	$11.628	$12.901	0
	2014	$12.901	$13.177	0
	2015	$13.177	$12.846	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.463	0
	2007	$10.463	$11.275	0
	2008	$11.275	$7.426	0
	2009	$7.426	$9.356	0
	2010	$9.356	$10.484	0
	2011	$10.484	$10.148	0
	2012	$10.148	$11.246	0
	2013	$11.246	$12.745	0
	2014	$12.745	$13.066	0
	2015	$13.066	$12.747	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.399	0
	2008	$11.399	$6.907	0
	2009	$6.907	$8.881	0
	2010	$8.881	$10.087	0
	2011	$10.087	$9.607	0
	2012	$9.607	$10.845	0
	2013	$10.845	$12.905	0
	2014	$12.905	$13.248	0
	2015	$13.248	$12.915	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.324	0
	2007	$10.324	$10.716	0
	2008	$10.716	$9.378	0
	2009	$9.378	$10.537	0
	2010	$10.537	$11.077	0
	2011	$11.077	$11.008	0
	2012	$11.008	$11.463	0
	2013	$11.463	$11.821	0
	2014	$11.821	$11.995	0
	2015	$11.995	$11.690	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.899	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.720	0
	2007	$9.720	$11.650	0
	2008	$11.650	$6.306	0
	2009	$6.306	$8.926	0
	2010	$8.926	$10.478	0
	2011	$10.478	$10.316	0
	2012	$10.316	$11.948	0
	2013	$11.948	$15.763	0
	2014	$15.763	$17.355	0
	2015	$17.355	$18.393	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.794	0
	2007	$10.794	$11.126	0
	2008	$11.126	$6.853	0
	2009	$6.853	$8.483	0
	2010	$8.483	$9.539	0
	2011	$9.539	$9.516	0
	2012	$9.516	$10.784	0
	2013	$10.784	$13.942	0
	2014	$13.942	$15.481	0
	2015	$15.481	$15.337	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.852	0
	2007	$9.852	$11.135	0
	2008	$11.135	$6.591	0
	2009	$6.591	$9.028	0
	2010	$9.028	$11.376	0
	2011	$11.376	$9.940	0
	2012	$9.940	$11.161	0
	2013	$11.161	$14.862	0
	2014	$14.862	$15.445	0
	2015	$15.445	$14.891	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.695	$16.817	11,076
	2007	$16.817	$15.869	7,899
	2008	$15.869	$10.087	8,006
	2009	$10.087	$12.511	7,668
	2010	$12.511	$14.308	7,484
	2011	$14.308	$14.361	7,426
	2012	$14.361	$15.796	7,375
	2013	$15.796	$20.066	2,147
	2014	$20.066	$21.463	1,416
	2015	$21.463	$20.845	707

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.164	$12.938	1,994
	2007	$12.938	$13.155	1,838
	2008	$13.155	$9.070	1,646
	2009	$9.070	$12.054	1,519
	2010	$12.054	$13.311	0
	2011	$13.311	$13.358	0
	2012	$13.358	$14.748	0
	2013	$14.748	$16.469	0
	2014	$16.469	$16.887	0
	2015	$16.887	$15.383	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.415	$11.321	3,261
	2007	$11.321	$11.786	3,108
	2008	$11.786	$7.562	2,919
	2009	$7.562	$9.616	2,840
	2010	$9.616	$10.517	1,663
	2011	$10.517	$10.153	1,625
	2012	$10.153	$11.181	1,670
	2013	$11.181	$14.097	0
	2014	$14.097	$15.538	0
	2015	$15.538	$16.085	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.989	0
	2007	$10.989	$12.045	0
	2008	$12.045	$8.446	0
	2009	$8.446	$10.208	0
	2010	$10.208	$11.201	0
	2011	$11.201	$10.654	0
	2012	$10.654	$11.836	0
	2013	$11.836	$14.804	0
	2014	$14.804	$15.338	0
	2015	$15.338	$14.484	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.139	$17.566	2,245
	2007	$17.566	$17.813	2,222
	2008	$17.813	$10.980	2,206
	2009	$10.980	$13.564	2,195
	2010	$13.564	$14.783	2,177
	2011	$14.783	$14.338	2,102
	2012	$14.338	$16.054	2,084
	2013	$16.054	$20.181	600
	2014	$20.181	$21.189	597
	2015	$21.189	$19.742	594

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.784	$21.537	3,775
	2007	$21.537	$20.604	1,843
	2008	$20.604	$13.526	1,495
	2009	$13.526	$17.122	1,421
	2010	$17.122	$21.518	1,326
	2011	$21.518	$20.297	1,102
	2012	$20.297	$23.550	1,055
	2013	$23.550	$31.446	316
	2014	$31.446	$30.996	288
	2015	$30.996	$28.135	261

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.401	$18.538	2,236
	2007	$18.538	$20.209	2,150
	2008	$20.209	$11.389	1,765
	2009	$11.389	$16.027	1,653
	2010	$16.027	$20.048	1,609
	2011	$20.048	$18.700	1,599
	2012	$18.700	$20.316	1,590
	2013	$20.316	$27.509	0
	2014	$27.509	$28.976	0
	2015	$28.976	$27.645	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.263	$10.463	0
	2007	$10.463	$10.931	0
	2008	$10.931	$11.527	0
	2009	$11.527	$11.647	0
	2010	$11.647	$12.019	0
	2011	$12.019	$12.449	0
	2012	$12.449	$12.431	0
	2013	$12.431	$11.911	0
	2014	$11.911	$12.069	0
	2015	$12.069	$11.885	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.699	$32.264	829
	2007	$32.264	$40.721	706
	2008	$40.721	$18.874	670
	2009	$18.874	$31.928	563
	2010	$31.928	$36.796	546
	2011	$36.796	$30.347	516
	2012	$30.347	$33.656	546
	2013	$33.656	$32.682	388
	2014	$32.682	$29.343	430
	2015	$29.343	$23.121	541

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.017	$20.256	3,571
	2007	$20.256	$22.920	2,486
	2008	$22.920	$13.393	2,504
	2009	$13.393	$17.989	2,440
	2010	$17.989	$19.113	2,509
	2011	$19.113	$16.741	2,575
	2012	$16.741	$19.399	2,599
	2013	$19.399	$23.380	1,552
	2014	$23.380	$20.364	1,595
	2015	$20.364	$18.663	672

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.735	$15.182	0
	2007	$15.182	$16.515	0
	2008	$16.515	$17.191	0
	2009	$17.191	$19.997	0
	2010	$19.997	$22.431	0
	2011	$22.431	$21.794	0
	2012	$21.794	$24.578	0
	2013	$24.578	$24.481	0
	2014	$24.481	$24.434	0
	2015	$24.434	$22.916	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.928	$13.004	1,356
	2007	$13.004	$14.865	1,232
	2008	$14.865	$7.413	1,062
	2009	$7.413	$12.035	812
	2010	$12.035	$14.104	772
	2011	$14.104	$12.940	828
	2012	$12.940	$14.381	810
	2013	$14.381	$19.705	562
	2014	$19.705	$20.890	378
	2015	$20.890	$21.447	282

Invesco V.I. American Value Fund - Series I
	2006	$12.412	$14.684	10,068
	2007	$14.684	$15.519	4,515
	2008	$15.519	$8.930	4,145
	2009	$8.930	$12.184	3,846
	2010	$12.184	$14.597	3,696
	2011	$14.597	$14.439	3,621
	2012	$14.439	$16.601	3,548
	2013	$16.601	$21.846	453
	2014	$21.846	$23.499	413
	2015	$23.499	$20.929	373

Invesco V.I. American Value Fund - Series II
	2006	$12.387	$14.645	0
	2007	$14.645	$15.464	0
	2008	$15.464	$8.878	0
	2009	$8.878	$12.109	0
	2010	$12.109	$14.501	0
	2011	$14.501	$14.330	0
	2012	$14.330	$16.442	0
	2013	$16.442	$21.584	0
	2014	$21.584	$23.159	0
	2015	$23.159	$20.574	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.544	$13.130	5,220
	2007	$13.130	$12.568	1,065
	2008	$12.568	$7.907	3,592
	2009	$7.907	$9.952	3,454
	2010	$9.952	$11.285	3,384
	2011	$11.285	$10.827	3,353
	2012	$10.827	$12.620	3,309
	2013	$12.620	$16.779	0
	2014	$16.779	$17.941	0
	2015	$17.941	$16.495	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.511	$12.702	9,022
	2007	$12.702	$12.866	9,022
	2008	$12.866	$9.750	9,022
	2009	$9.750	$11.705	9,022
	2010	$11.705	$12.852	9,022
	2011	$12.852	$12.433	9,022
	2012	$12.433	$13.695	9,022
	2013	$13.695	$16.762	9,022
	2014	$16.762	$17.869	7,995
	2015	$17.869	$17.061	7,382

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.024	$18.215	7,388
	2007	$18.215	$18.301	3,225
	2008	$18.301	$12.159	3,109
	2009	$12.159	$14.790	3,138
	2010	$14.790	$16.264	3,146
	2011	$16.264	$15.580	2,466
	2012	$15.580	$17.460	2,443
	2013	$17.460	$22.891	0
	2014	$22.891	$24.672	0
	2015	$24.672	$23.380	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.432	1,626
	2007	$12.432	$14.327	1,520
	2008	$14.327	$7.465	1,219
	2009	$7.465	$11.441	1,061
	2010	$11.441	$14.272	964
	2011	$14.272	$12.679	769
	2012	$12.679	$13.871	757
	2013	$13.871	$18.572	296
	2014	$18.572	$19.602	270
	2015	$19.602	$19.412	244

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.279	$11.015	1,216
	2007	$11.015	$11.463	1,176
	2008	$11.463	$9.265	839
	2009	$9.265	$12.196	808
	2010	$12.196	$13.425	812
	2011	$13.425	$13.735	780
	2012	$13.735	$15.148	769
	2013	$15.148	$16.060	685
	2014	$16.060	$16.425	485
	2015	$16.425	$15.852	385

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.427	$12.840	2,608
	2007	$12.840	$13.429	2,449
	2008	$13.429	$9.388	2,109
	2009	$9.388	$11.591	2,015
	2010	$11.591	$13.523	806
	2011	$13.523	$12.659	847
	2012	$12.659	$13.719	849
	2013	$13.719	$18.255	606
	2014	$18.255	$19.169	412
	2015	$19.169	$18.141	334

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.015	$12.662	106
	2007	$12.662	$12.835	106
	2008	$12.835	$7.998	0
	2009	$7.998	$9.320	0
	2010	$9.320	$10.725	0
	2011	$10.725	$9.873	0
	2012	$9.873	$10.845	0
	2013	$10.845	$14.446	0
	2014	$14.446	$15.242	0
	2015	$15.242	$14.511	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.417	$12.073	0
	2007	$12.073	$14.350	0
	2008	$14.350	$8.685	0
	2009	$8.685	$12.390	0
	2010	$12.390	$14.927	0
	2011	$14.927	$13.161	0
	2012	$13.161	$14.717	0
	2013	$14.717	$19.772	0
	2014	$19.772	$20.555	0
	2015	$20.555	$20.695	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.791	$12.971	1,375
	2007	$12.971	$12.785	1,414
	2008	$12.785	$7.599	1,333
	2009	$7.599	$9.430	1,358
	2010	$9.430	$11.593	1,267
	2011	$11.593	$10.907	1,009
	2012	$10.907	$12.244	1,017
	2013	$12.244	$15.639	0
	2014	$15.639	$17.094	0
	2015	$17.094	$16.120	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.172	$13.902	3,620
	2007	$13.902	$15.512	3,496
	2008	$15.512	$8.261	3,848
	2009	$8.261	$11.671	3,655
	2010	$11.671	$12.485	3,709
	2011	$12.485	$12.069	2,753
	2012	$12.069	$13.462	2,781
	2013	$13.462	$17.077	2,092
	2014	$17.077	$19.269	811
	2015	$19.269	$19.502	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.284	$15.521	0
	2007	$15.521	$15.740	0
	2008	$15.740	$8.698	0
	2009	$8.698	$10.366	0
	2010	$10.366	$11.448	0
	2011	$11.448	$11.264	0
	2012	$11.264	$12.376	0
	2013	$12.376	$13.686	0
	2014	$13.686	$14.489	0
	2015	$14.489	$14.281	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.130	$10.419	0
	2007	$10.419	$10.628	0
	2008	$10.628	$6.346	0
	2009	$6.346	$6.783	0
	2010	$6.783	$7.398	0
	2011	$7.398	$7.826	0
	2012	$7.826	$8.450	0
	2013	$8.450	$8.251	0
	2014	$8.251	$8.646	0
	2015	$8.646	$8.534	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.881	$15.986	2,446
	2007	$15.986	$16.612	2,339
	2008	$16.612	$8.269	2,634
	2009	$8.269	$10.719	2,467
	2010	$10.719	$13.359	2,401
	2011	$13.359	$13.203	2,387
	2012	$13.203	$15.032	2,373
	2013	$15.032	$19.981	0
	2014	$19.981	$20.666	0
	2015	$20.666	$21.540	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.497	$21.278	6,999
	2007	$21.278	$22.120	6,687
	2008	$22.120	$12.936	6,394
	2009	$12.936	$17.668	6,011
	2010	$17.668	$20.036	5,822
	2011	$20.036	$17.963	5,668
	2012	$17.963	$21.293	5,549
	2013	$21.293	$26.503	224
	2014	$26.503	$26.510	204
	2015	$26.510	$26.936	185

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.925	$13.585	5,158
	2007	$13.585	$14.585	4,973
	2008	$14.585	$12.224	4,632
	2009	$12.224	$14.186	4,597
	2010	$14.186	$15.958	4,482
	2011	$15.958	$15.743	3,989
	2012	$15.743	$17.458	5,047
	2013	$17.458	$17.047	2,675
	2014	$17.047	$17.124	698
	2015	$17.124	$16.365	561

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.773	$14.746	2,268
	2007	$14.746	$14.383	2,333
	2008	$14.383	$3.020	4,935
	2009	$3.020	$3.728	5,321
	2010	$3.728	$4.182	5,253
	2011	$4.182	$3.994	5,350
	2012	$3.994	$4.423	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.974	$15.718	26,296
	2007	$15.718	$16.043	16,915
	2008	$16.043	$9.650	16,810
	2009	$9.650	$12.105	16,156
	2010	$12.105	$13.742	15,099
	2011	$13.742	$13.427	14,895
	2012	$13.427	$15.345	14,722
	2013	$15.345	$19.768	3,278
	2014	$19.768	$21.390	3,123
	2015	$21.390	$21.615	2,295

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.375	$20.650	5,762
	2007	$20.650	$19.955	3,036
	2008	$19.955	$12.125	3,132
	2009	$12.125	$16.267	2,991
	2010	$16.267	$19.619	2,905
	2011	$19.619	$18.771	2,688
	2012	$18.771	$21.648	2,598
	2013	$21.648	$29.836	1,516
	2014	$29.836	$32.650	1,392
	2015	$32.650	$30.051	1,284

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.412	1,470
	2010	$12.412	$13.699	1,420
	2011	$13.699	$13.685	1,337
	2012	$13.685	$16.001	1,254
	2013	$16.001	$20.767	762
	2014	$20.767	$22.931	375
	2015	$22.931	$21.790	339

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.031	$14.295	3,239
	2007	$14.295	$14.143	3,147
	2008	$14.143	$8.216	3,106
	2009	$8.216	$10.117	2,977
	2010	$10.117	$10.989	2,195
	2011	$10.989	$11.069	2,181
	2012	$11.069	$12.208	1,902
	2013	$12.208	$14.130	0
	2014	$14.130	$15.328	0
	2015	$15.328	$14.853	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.906	$15.383	1,979
	2007	$15.383	$15.518	1,850
	2008	$15.518	$10.141	1,366
	2009	$10.141	$13.438	1,261
	2010	$13.438	$15.106	0
	2011	$15.106	$14.744	0
	2012	$14.744	$16.502	0
	2013	$16.502	$19.326	0
	2014	$19.326	$20.726	0
	2015	$20.726	$20.349	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.135	$13.234	1,594
	2007	$13.234	$12.891	1,581
	2008	$12.891	$10.477	1,191
	2009	$10.477	$12.939	1,196
	2010	$12.939	$12.994	1,194
	2011	$12.994	$12.586	1,190
	2012	$12.586	$15.082	1,159
	2013	$15.082	$20.941	0
	2014	$20.941	$26.198	0
	2015	$26.198	$27.676	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.786	$22.146	114
	2007	$22.146	$26.032	101
	2008	$26.032	$17.734	98
	2009	$17.734	$18.660	80
	2010	$18.660	$18.624	91
	2011	$18.624	$17.267	100
	2012	$17.267	$17.775	0
	2013	$17.775	$19.829	0
	2014	$19.829	$22.268	0
	2015	$22.268	$19.660	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.132	$17.192	0
	2007	$17.192	$15.830	0
	2008	$15.830	$9.511	0
	2009	$9.511	$12.101	0
	2010	$12.101	$13.565	0
	2011	$13.565	$12.679	0
	2012	$12.679	$14.804	0
	2013	$14.804	$19.686	0
	2014	$19.686	$21.365	0
	2015	$21.365	$19.363	0

Putnam VT High Yield Fund - Class IB
	2006	$14.575	$15.789	4,889
	2007	$15.789	$15.905	1,435
	2008	$15.905	$11.525	1,202
	2009	$11.525	$16.964	1,122
	2010	$16.964	$18.962	1,084
	2011	$18.962	$18.911	1,083
	2012	$18.911	$21.501	1,054
	2013	$21.501	$22.729	886
	2014	$22.729	$22.624	586
	2015	$22.624	$20.987	605

Putnam VT Income Fund - Class IB
	2006	$10.697	$10.959	12,320
	2007	$10.959	$11.301	7,303
	2008	$11.301	$8.426	6,529
	2009	$8.426	$12.111	6,218
	2010	$12.111	$13.042	6,166
	2011	$13.042	$13.423	6,741
	2012	$13.423	$14.568	6,692
	2013	$14.568	$14.545	3,152
	2014	$14.545	$15.176	1,514
	2015	$15.176	$14.657	1,433

Putnam VT International Equity Fund - Class IB
	2006	$16.719	$20.930	637
	2007	$20.930	$22.227	636
	2008	$22.227	$12.210	0
	2009	$12.210	$14.914	0
	2010	$14.914	$16.083	0
	2011	$16.083	$13.094	0
	2012	$13.094	$15.646	0
	2013	$15.646	$19.639	0
	2014	$19.639	$17.943	0
	2015	$17.943	$17.611	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.259	$17.040	1,628
	2007	$17.040	$15.836	0
	2008	$15.836	$9.382	0
	2009	$9.382	$12.030	0
	2010	$12.030	$13.432	0
	2011	$13.432	$13.171	0
	2012	$13.171	$15.081	0
	2013	$15.081	$19.973	0
	2014	$19.973	$22.299	0
	2015	$22.299	$21.379	0

Putnam VT Money Market Fund - Class IB
	2006	$9.745	$9.971	51,999
	2007	$9.971	$10.239	7,644
	2008	$10.239	$10.293	6,298
	2009	$10.293	$10.109	7,798
	2010	$10.109	$9.912	8,155
	2011	$9.912	$9.716	8,071
	2012	$9.716	$9.523	8,399
	2013	$9.523	$9.335	8,162
	2014	$9.335	$9.150	5,093
	2015	$9.150	$8.969	4,588

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.694	$16.699	0
	2007	$16.699	$17.304	0
	2008	$17.304	$10.388	0
	2009	$10.388	$13.453	0
	2010	$13.453	$15.765	0
	2011	$15.765	$14.666	0
	2012	$14.666	$16.783	0
	2013	$16.783	$22.443	0
	2014	$22.443	$24.963	0
	2015	$24.963	$24.396	0

Putnam VT New Value Fund - Class IB
	2006	$17.071	$19.412	1,454
	2007	$19.412	$18.093	1,478
	2008	$18.093	$9.796	1,537
	2009	$9.796	$9.219	0

Putnam VT Research Fund - Class IB
	2006	$14.175	$15.465	0
	2007	$15.465	$15.241	0
	2008	$15.241	$9.179	0
	2009	$9.179	$11.982	0
	2010	$11.982	$13.667	0
	2011	$13.667	$13.162	0
	2012	$13.162	$15.211	0
	2013	$15.211	$19.882	0
	2014	$19.882	$22.382	0
	2015	$22.382	$21.598	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.288	$17.868	233
	2007	$17.868	$18.178	233
	2008	$18.178	$9.701	0
	2009	$9.701	$13.192	0
	2010	$13.192	$15.032	0

Putnam VT Voyager Fund - Class IB
	2006	$13.190	$13.631	1,975
	2007	$13.631	$14.095	1,936
	2008	$14.095	$8.699	1,941
	2009	$8.699	$13.973	1,717
	2010	$13.973	$16.544	1,625
	2011	$16.544	$13.321	1,684
	2012	$13.321	$14.912	1,718
	2013	$14.912	$21.007	0
	2014	$21.007	$22.590	0
	2015	$22.590	$20.787	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.411	$17.824	2,841
	2007	$17.824	$18.584	2,003
	2008	$18.584	$15.486	1,487
	2009	$15.486	$19.748	1,457
	2010	$19.748	$21.241	1,184
	2011	$21.241	$22.252	1,148
	2012	$22.252	$25.707	1,115
	2013	$25.707	$22.989	1,137
	2014	$22.989	$23.183	999
	2015	$23.183	$22.454	271

UIF Global Franchise Portfolio, Class II
	2006	$12.131	$14.447	738
	2007	$14.447	$15.543	2,156
	2008	$15.543	$10.825	2,048
	2009	$10.825	$13.746	2,034
	2010	$13.746	$15.365	2,023
	2011	$15.365	$16.423	1,382
	2012	$16.423	$18.605	1,374
	2013	$18.605	$21.820	1,367
	2014	$21.820	$22.350	1,360
	2015	$22.350	$23.264	0

UIF Growth Portfolio, Class I
	2006	$12.174	$12.422	1,478
	2007	$12.422	$14.840	1,298
	2008	$14.840	$7.390	4,138
	2009	$7.390	$11.992	3,621
	2010	$11.992	$14.441	3,438
	2011	$14.441	$13.758	3,468
	2012	$13.758	$15.422	3,418
	2013	$15.422	$22.381	1,114
	2014	$22.381	$23.331	137
	2015	$23.331	$25.666	134

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.121	$12.333	0
	2007	$12.333	$14.705	0
	2008	$14.705	$7.300	0
	2009	$7.300	$11.816	0
	2010	$11.816	$14.199	0
	2011	$14.199	$13.494	0
	2012	$13.494	$15.083	0
	2013	$15.083	$21.839	0
	2014	$21.839	$22.707	0
	2015	$22.707	$24.919	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.806	0
	2007	$9.806	$11.783	0
	2008	$11.783	$6.142	0
	2009	$6.142	$9.473	0
	2010	$9.473	$12.280	0
	2011	$12.280	$11.173	0
	2012	$11.173	$11.880	0
	2013	$11.880	$16.008	0
	2014	$16.008	$15.978	0
	2015	$15.978	$14.722	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.487	$19.168	427
	2007	$19.168	$19.341	426
	2008	$19.341	$11.291	198
	2009	$11.291	$16.228	198
	2010	$16.228	$20.129	197
	2011	$20.129	$18.010	0
	2012	$18.010	$20.247	0
	2013	$20.247	$33.999	0
	2014	$33.999	$28.703	0
	2015	$28.703	$25.376	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.091	$29.810	3,330
	2007	$29.810	$24.167	2,979
	2008	$24.167	$14.671	2,366
	2009	$14.671	$18.476	2,390
	2010	$18.476	$23.456	2,198
	2011	$23.456	$24.292	2,020
	2012	$24.292	$27.527	1,818
	2013	$27.527	$27.452	1,058
	2014	$27.452	$34.823	836
	2015	$34.823	$34.787	722

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.894	$10.102	1,326
	2007	$10.102	$10.341	1,303
	2008	$10.341	$10.317	750
	2009	$10.317	$10.119	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.238	5,704
	2007	$10.238	$11.764	6,131
	2008	$11.764	$6.604	6,099
	2009	$6.604	$8.764	468
	2010	$8.764	$10.038	467
	2011	$10.038	$9.560	467
	2012	$9.560	$10.876	466
	2013	$10.876	$13.952	465
	2014	$13.952	$15.260	0
	2015	$15.260	$15.011	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.429	0
	2007	$10.429	$11.076	0
	2008	$11.076	$8.119	0
	2009	$8.119	$9.859	0
	2010	$9.859	$10.869	0
	2011	$10.869	$10.603	0
	2012	$10.603	$11.589	0
	2013	$11.589	$12.851	0
	2014	$12.851	$13.118	0
	2015	$13.118	$12.783	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.459	0
	2007	$10.459	$11.266	0
	2008	$11.266	$7.416	0
	2009	$7.416	$9.338	0
	2010	$9.338	$10.459	0
	2011	$10.459	$10.119	0
	2012	$10.119	$11.207	0
	2013	$11.207	$12.695	0
	2014	$12.695	$13.008	0
	2015	$13.008	$12.684	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.468	0
	2007	$10.468	$11.389	0
	2008	$11.389	$6.898	0
	2009	$6.898	$8.864	0
	2010	$8.864	$10.063	0
	2011	$10.063	$9.579	0
	2012	$9.579	$10.808	0
	2013	$10.808	$12.854	0
	2014	$12.854	$13.189	0
	2015	$13.189	$12.852	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.320	0
	2007	$10.320	$10.707	0
	2008	$10.707	$9.366	0
	2009	$9.366	$10.518	552
	2010	$10.518	$11.051	551
	2011	$11.051	$10.976	550
	2012	$10.976	$11.424	549
	2013	$11.424	$11.774	548
	2014	$11.774	$11.942	0
	2015	$11.942	$11.632	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.811	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.716	0
	2007	$9.716	$11.640	0
	2008	$11.640	$6.297	0
	2009	$6.297	$8.909	0
	2010	$8.909	$10.453	0
	2011	$10.453	$10.286	0
	2012	$10.286	$11.907	0
	2013	$11.907	$15.702	0
	2014	$15.702	$17.279	0
	2015	$17.279	$18.309	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.791	0
	2007	$10.791	$11.117	0
	2008	$11.117	$6.843	0
	2009	$6.843	$8.467	0
	2010	$8.467	$9.516	0
	2011	$9.516	$9.488	0
	2012	$9.488	$10.747	0
	2013	$10.747	$13.888	0
	2014	$13.888	$15.412	0
	2015	$15.412	$15.261	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.848	0
	2007	$9.848	$11.126	0
	2008	$11.126	$6.582	0
	2009	$6.582	$9.011	0
	2010	$9.011	$11.349	0
	2011	$11.349	$9.911	0
	2012	$9.911	$11.123	0
	2013	$11.123	$14.804	0
	2014	$14.804	$15.377	0
	2015	$15.377	$14.818	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.675	$16.785	2,597
	2007	$16.785	$15.831	2,499
	2008	$15.831	$10.058	2,429
	2009	$10.058	$12.469	2,387
	2010	$12.469	$14.252	2,346
	2011	$14.252	$14.298	2,315
	2012	$14.298	$15.719	2,001
	2013	$15.719	$19.957	1,355
	2014	$19.957	$21.336	472
	2015	$21.336	$20.710	478

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.154	$12.920	15,652
	2007	$12.920	$13.131	16,738
	2008	$13.131	$9.048	9,278
	2009	$9.048	$12.019	7,439
	2010	$12.019	$13.266	368
	2011	$13.266	$13.306	3,084
	2012	$13.306	$14.683	340
	2013	$14.683	$16.388	286
	2014	$16.388	$16.795	146
	2015	$16.795	$15.292	146

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.409	$11.308	1,820
	2007	$11.308	$11.766	1,660
	2008	$11.766	$7.546	1,724
	2009	$7.546	$9.590	1,450
	2010	$9.590	$10.483	2,459
	2011	$10.483	$10.115	1,149
	2012	$10.115	$11.134	962
	2013	$11.134	$14.030	691
	2014	$14.030	$15.457	511
	2015	$15.457	$15.993	352

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.985	0
	2007	$10.985	$12.034	0
	2008	$12.034	$8.434	0
	2009	$8.434	$10.189	0
	2010	$10.189	$11.174	0
	2011	$11.174	$10.623	0
	2012	$10.623	$11.796	0
	2013	$11.796	$14.746	0
	2014	$14.746	$15.270	0
	2015	$15.270	$14.412	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.118	$17.533	7,038
	2007	$17.533	$17.771	6,860
	2008	$17.771	$10.948	1,144
	2009	$10.948	$13.518	7,035
	2010	$13.518	$14.725	503
	2011	$14.725	$14.275	1,351
	2012	$14.275	$15.975	488
	2013	$15.975	$20.072	447
	2014	$20.072	$21.063	402
	2015	$21.063	$19.614	406

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.758	$21.497	1,281
	2007	$21.497	$20.555	1,231
	2008	$20.555	$13.487	1,119
	2009	$13.487	$17.064	744
	2010	$17.064	$21.434	829
	2011	$21.434	$20.208	810
	2012	$20.208	$23.434	791
	2013	$23.434	$31.275	775
	2014	$31.275	$30.812	589
	2015	$30.812	$27.954	397

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.377	$18.503	0
	2007	$18.503	$20.161	0
	2008	$20.161	$11.357	0
	2009	$11.357	$15.973	0
	2010	$15.973	$19.969	0
	2011	$19.969	$18.618	0
	2012	$18.618	$20.216	0
	2013	$20.216	$27.360	0
	2014	$27.360	$28.804	0
	2015	$28.804	$27.467	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.254	$10.449	0
	2007	$10.449	$10.911	0
	2008	$10.911	$11.500	494
	2009	$11.500	$11.614	953
	2010	$11.614	$11.978	947
	2011	$11.978	$12.401	485
	2012	$12.401	$12.376	5,674
	2013	$12.376	$11.853	1,103
	2014	$11.853	$12.004	1,056
	2015	$12.004	$11.815	1,007

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.664	$32.204	1,257
	2007	$32.204	$40.624	1,139
	2008	$40.624	$18.820	979
	2009	$18.820	$31.819	921
	2010	$31.819	$36.653	730
	2011	$36.653	$30.213	717
	2012	$30.213	$33.490	699
	2013	$33.490	$32.504	457
	2014	$32.504	$29.169	282
	2015	$29.169	$22.972	304

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.994	$20.219	10,854
	2007	$20.219	$22.865	10,943
	2008	$22.865	$13.354	5,695
	2009	$13.354	$17.927	6,697
	2010	$17.927	$19.038	2,483
	2011	$19.038	$16.667	1,794
	2012	$16.667	$19.303	1,740
	2013	$19.303	$23.253	1,069
	2014	$23.253	$20.243	715
	2015	$20.243	$18.542	525

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.716	$15.154	0
	2007	$15.154	$16.476	0
	2008	$16.476	$17.142	0
	2009	$17.142	$19.929	0
	2010	$19.929	$22.344	0
	2011	$22.344	$21.698	0
	2012	$21.698	$24.457	0
	2013	$24.457	$24.348	0
	2014	$24.348	$24.289	0
	2015	$24.289	$22.769	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.911	$12.980	1,788
	2007	$12.980	$14.830	1,659
	2008	$14.830	$7.392	2,140
	2009	$7.392	$11.994	1,119
	2010	$11.994	$14.049	1,166
	2011	$14.049	$12.883	1,227
	2012	$12.883	$14.311	1,208
	2013	$14.311	$19.598	1,024
	2014	$19.598	$20.766	1,005
	2015	$20.766	$21.309	543

Invesco V.I. American Value Fund - Series I
	2006	$12.402	$14.664	1,231
	2007	$14.664	$15.490	1,113
	2008	$15.490	$8.909	1,112
	2009	$8.909	$12.149	667
	2010	$12.149	$14.548	766
	2011	$14.548	$14.383	709
	2012	$14.383	$16.527	634
	2013	$16.527	$21.738	579
	2014	$21.738	$23.371	546
	2015	$23.371	$20.805	242

Invesco V.I. American Value Fund - Series II
	2006	$12.377	$14.626	0
	2007	$14.626	$15.435	0
	2008	$15.435	$8.857	0
	2009	$8.857	$12.074	0
	2010	$12.074	$14.451	0
	2011	$14.451	$14.274	0
	2012	$14.274	$16.370	0
	2013	$16.370	$21.477	0
	2014	$21.477	$23.033	0
	2015	$23.033	$20.452	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.534	$13.112	1,212
	2007	$13.112	$12.544	1,206
	2008	$12.544	$7.889	1,263
	2009	$7.889	$9.923	1,139
	2010	$9.923	$11.246	597
	2011	$11.246	$10.785	539
	2012	$10.785	$12.564	426
	2013	$12.564	$16.696	290
	2014	$16.696	$17.844	221
	2015	$17.844	$16.397	172

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.501	$12.684	7,410
	2007	$12.684	$12.842	7,410
	2008	$12.842	$9.726	7,833
	2009	$9.726	$11.671	7,829
	2010	$11.671	$12.808	7,410
	2011	$12.808	$12.384	7,129
	2012	$12.384	$13.634	6,876
	2013	$13.634	$16.680	6,637
	2014	$16.680	$17.772	6,375
	2015	$17.772	$16.959	6,105

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.003	$18.181	4,469
	2007	$18.181	$18.258	4,316
	2008	$18.258	$12.124	3,232
	2009	$12.124	$14.740	3,009
	2010	$14.740	$16.200	2,269
	2011	$16.200	$15.511	2,020
	2012	$15.511	$17.374	1,765
	2013	$17.374	$22.767	1,501
	2014	$22.767	$24.525	1,289
	2015	$24.525	$23.229	1,149

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.078	$12.415	113
	2007	$12.415	$14.300	112
	2008	$14.300	$7.447	111
	2009	$7.447	$11.408	109
	2010	$11.408	$14.224	108
	2011	$14.224	$12.630	107
	2012	$12.630	$13.810	0
	2013	$13.810	$18.480	0
	2014	$18.480	$19.496	0
	2015	$19.496	$19.297	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.273	$11.003	2,035
	2007	$11.003	$11.444	1,917
	2008	$11.444	$9.244	1,597
	2009	$9.244	$12.163	1,441
	2010	$12.163	$13.382	3,024
	2011	$13.382	$13.685	3,012
	2012	$13.685	$15.085	1,178
	2013	$15.085	$15.985	1,139
	2014	$15.985	$16.339	1,101
	2015	$16.339	$15.761	844

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.420	$12.826	944
	2007	$12.826	$13.407	908
	2008	$13.407	$9.368	900
	2009	$9.368	$11.560	902
	2010	$11.560	$13.480	863
	2011	$13.480	$12.612	3,836
	2012	$12.612	$13.662	908
	2013	$13.662	$18.169	740
	2014	$18.169	$19.069	728
	2015	$19.069	$18.037	575

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.008	$12.647	5,262
	2007	$12.647	$12.814	6,282
	2008	$12.814	$7.980	6,234
	2009	$7.980	$9.295	0
	2010	$9.295	$10.691	0
	2011	$10.691	$9.836	0
	2012	$9.836	$10.800	0
	2013	$10.800	$14.378	0
	2014	$14.378	$15.162	0
	2015	$15.162	$14.427	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.409	$12.060	263
	2007	$12.060	$14.326	251
	2008	$14.326	$8.666	57
	2009	$8.666	$12.357	0
	2010	$12.357	$14.880	0
	2011	$14.880	$13.112	0
	2012	$13.112	$14.655	0
	2013	$14.655	$19.679	0
	2014	$19.679	$20.448	0
	2015	$20.448	$20.576	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.784	$12.956	508
	2007	$12.956	$12.764	512
	2008	$12.764	$7.582	66
	2009	$7.582	$9.405	0
	2010	$9.405	$11.556	0
	2011	$11.556	$10.866	0
	2012	$10.866	$12.192	0
	2013	$12.192	$15.565	0
	2014	$15.565	$17.005	0
	2015	$17.005	$16.027	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.154	$13.876	891
	2007	$13.876	$15.475	821
	2008	$15.475	$8.237	1,153
	2009	$8.237	$11.632	961
	2010	$11.632	$12.437	749
	2011	$12.437	$12.016	690
	2012	$12.016	$13.395	607
	2013	$13.395	$16.984	497
	2014	$16.984	$19.154	401
	2015	$19.154	$19.377	334

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares
formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.265	$15.492	641
	2007	$15.492	$15.703	994
	2008	$15.703	$8.673	953
	2009	$8.673	$10.331	621
	2010	$10.331	$11.404	267
	2011	$11.404	$11.214	264
	2012	$11.214	$12.315	19
	2013	$12.315	$13.612	18
	2014	$13.612	$14.403	18
	2015	$14.403	$14.189	18

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.124	$10.407	0
	2007	$10.407	$10.611	0
	2008	$10.611	$6.333	0
	2009	$6.333	$6.765	0
	2010	$6.765	$7.374	9,688
	2011	$7.374	$7.797	0
	2012	$7.797	$8.415	15,300
	2013	$8.415	$8.212	3,191
	2014	$8.212	$8.601	2,954
	2015	$8.601	$8.485	2,805

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.860	$15.957	330
	2007	$15.957	$16.573	339
	2008	$16.573	$8.245	337
	2009	$8.245	$10.682	334
	2010	$10.682	$13.307	0
	2011	$13.307	$13.145	0
	2012	$13.145	$14.958	0
	2013	$14.958	$19.873	0
	2014	$19.873	$20.543	0
	2015	$20.543	$21.401	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.472	$21.238	1,478
	2007	$21.238	$22.068	1,356
	2008	$22.068	$12.898	1,331
	2009	$12.898	$17.608	1,279
	2010	$17.608	$19.958	1,228
	2011	$19.958	$17.884	1,195
	2012	$17.884	$21.189	1,071
	2013	$21.189	$26.359	297
	2014	$26.359	$26.352	279
	2015	$26.352	$26.763	248

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.907	$13.559	7,054
	2007	$13.559	$14.550	6,521
	2008	$14.550	$12.189	5,572
	2009	$12.189	$14.138	6,324
	2010	$14.138	$15.896	5,677
	2011	$15.896	$15.673	6,493
	2012	$15.673	$17.372	8,415
	2013	$17.372	$16.955	5,624
	2014	$16.955	$17.023	4,215
	2015	$17.023	$16.260	3,297

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.755	$14.718	1,663
	2007	$14.718	$14.349	1,653
	2008	$14.349	$3.011	3,547
	2009	$3.011	$3.716	3,580
	2010	$3.716	$4.165	3,533
	2011	$4.165	$3.976	3,590
	2012	$3.976	$4.402	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.955	$15.688	4,753
	2007	$15.688	$16.005	4,380
	2008	$16.005	$9.622	4,506
	2009	$9.622	$12.064	4,100
	2010	$12.064	$13.689	4,674
	2011	$13.689	$13.368	3,556
	2012	$13.368	$15.269	3,252
	2013	$15.269	$19.661	2,032
	2014	$19.661	$21.263	1,118
	2015	$21.263	$21.476	793

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.350	$20.612	1,855
	2007	$20.612	$19.908	1,880
	2008	$19.908	$12.090	1,680
	2009	$12.090	$16.211	1,560
	2010	$16.211	$19.542	1,462
	2011	$19.542	$18.688	1,434
	2012	$18.688	$21.541	1,353
	2013	$21.541	$29.674	1,157
	2014	$29.674	$32.457	834
	2015	$32.457	$29.857	612

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.370	1,810
	2010	$12.370	$13.646	2,768
	2011	$13.646	$13.625	4,375
	2012	$13.625	$15.923	1,442
	2013	$15.923	$20.654	1,233
	2014	$20.654	$22.794	1,075
	2015	$22.794	$21.650	680

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.013	$14.268	1,951
	2007	$14.268	$14.109	2,557
	2008	$14.109	$8.193	1,929
	2009	$8.193	$10.082	1,913
	2010	$10.082	$10.946	1,132
	2011	$10.946	$11.020	1,123
	2012	$11.020	$12.148	1,061
	2013	$12.148	$14.053	1,054
	2014	$14.053	$15.237	1,046
	2015	$15.237	$14.757	1,037

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.887	$15.354	0
	2007	$15.354	$15.481	0
	2008	$15.481	$10.112	0
	2009	$10.112	$13.393	305
	2010	$13.393	$15.047	304
	2011	$15.047	$14.679	304
	2012	$14.679	$16.420	303
	2013	$16.420	$19.221	629
	2014	$19.221	$20.603	0
	2015	$20.603	$20.218	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.117	$13.209	993
	2007	$13.209	$12.860	971
	2008	$12.860	$10.447	818
	2009	$10.447	$12.895	438
	2010	$12.895	$12.944	328
	2011	$12.944	$12.531	315
	2012	$12.531	$15.008	301
	2013	$15.008	$20.827	290
	2014	$20.827	$26.042	148
	2015	$26.042	$27.498	148

Putnam VT Global Utilities Fund - Class IB
	2006	$17.762	$22.105	307
	2007	$22.105	$25.970	307
	2008	$25.970	$17.683	307
	2009	$17.683	$18.596	307
	2010	$18.596	$18.551	307
	2011	$18.551	$17.191	307
	2012	$17.191	$17.688	307
	2013	$17.688	$19.721	306
	2014	$19.721	$22.136	16
	2015	$22.136	$19.534	16

Putnam VT Growth and Income Fund - Class IB
	2006	$15.111	$17.160	4,661
	2007	$17.160	$15.793	4,456
	2008	$15.793	$9.483	4,552
	2009	$9.483	$12.060	3,585
	2010	$12.060	$13.512	3,357
	2011	$13.512	$12.623	3,151
	2012	$12.623	$14.731	2,860
	2013	$14.731	$19.579	2,587
	2014	$19.579	$21.238	1,499
	2015	$21.238	$19.239	1,413

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.555	$15.759	1,944
	2007	$15.759	$15.867	1,357
	2008	$15.867	$11.492	1,132
	2009	$11.492	$16.907	1,020
	2010	$16.907	$18.888	1,281
	2011	$18.888	$18.828	803
	2012	$18.828	$21.395	759
	2013	$21.395	$22.605	741
	2014	$22.605	$22.489	596
	2015	$22.489	$20.851	521

Putnam VT Income Fund - Class IB
	2006	$10.683	$10.939	7,026
	2007	$10.939	$11.274	6,830
	2008	$11.274	$8.402	7,318
	2009	$8.402	$12.070	7,619
	2010	$12.070	$12.991	9,696
	2011	$12.991	$13.363	9,413
	2012	$13.363	$14.496	3,867
	2013	$14.496	$14.466	3,756
	2014	$14.466	$15.086	3,198
	2015	$15.086	$14.563	1,447

Putnam VT International Equity Fund - Class IB
	2006	$16.696	$20.891	631
	2007	$20.891	$22.174	718
	2008	$22.174	$12.174	532
	2009	$12.174	$14.864	483
	2010	$14.864	$16.021	450
	2011	$16.021	$13.036	431
	2012	$13.036	$15.569	413
	2013	$15.569	$19.532	398
	2014	$19.532	$17.837	203
	2015	$17.837	$17.497	203

Putnam VT Investors Fund - Class IB
	2006	$15.238	$17.008	172
	2007	$17.008	$15.799	497
	2008	$15.799	$9.355	359
	2009	$9.355	$11.989	0
	2010	$11.989	$13.380	0
	2011	$13.380	$13.113	0
	2012	$13.113	$15.007	0
	2013	$15.007	$19.864	0
	2014	$19.864	$22.166	0
	2015	$22.166	$21.241	0

Putnam VT Money Market Fund - Class IB
	2006	$9.732	$9.953	5,973
	2007	$9.953	$10.215	5,466
	2008	$10.215	$10.264	23,717
	2009	$10.264	$10.075	20,459
	2010	$10.075	$9.873	23,235
	2011	$9.873	$9.673	20,149
	2012	$9.673	$9.477	20,162
	2013	$9.477	$9.284	20,004
	2014	$9.284	$9.096	19,610
	2015	$9.096	$8.911	18,368

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.673	$16.668	738
	2007	$16.668	$17.263	688
	2008	$17.263	$10.358	662
	2009	$10.358	$13.408	629
	2010	$13.408	$15.703	290
	2011	$15.703	$14.601	279
	2012	$14.601	$16.700	252
	2013	$16.700	$22.321	242
	2014	$22.321	$24.815	124
	2015	$24.815	$24.239	124

Putnam VT New Value Fund - Class IB
	2006	$17.048	$19.375	2,201
	2007	$19.375	$18.050	2,460
	2008	$18.050	$9.767	2,689
	2009	$9.767	$9.191	0

Putnam VT Research Fund - Class IB
	2006	$14.156	$15.436	0
	2007	$15.436	$15.204	0
	2008	$15.204	$9.153	0
	2009	$9.153	$11.942	0
	2010	$11.942	$13.614	0
	2011	$13.614	$13.104	0
	2012	$13.104	$15.136	0
	2013	$15.136	$19.774	0
	2014	$19.774	$22.249	0
	2015	$22.249	$21.459	0

Putnam VT Vista Fund - Class IB
	2006	$17.264	$17.835	389
	2007	$17.835	$18.134	409
	2008	$18.134	$9.673	475
	2009	$9.673	$13.148	95
	2010	$13.148	$14.975	0

Putnam VT Voyager Fund - Class IB
	2006	$13.172	$13.605	1,644
	2007	$13.605	$14.062	1,609
	2008	$14.062	$8.673	1,078
	2009	$8.673	$13.926	822
	2010	$13.926	$16.479	747
	2011	$16.479	$13.262	780
	2012	$13.262	$14.839	751
	2013	$14.839	$20.893	666
	2014	$20.893	$22.456	611
	2015	$22.456	$20.653	364

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.389	$17.790	688
	2007	$17.790	$18.540	666
	2008	$18.540	$15.441	549
	2009	$15.441	$19.681	550
	2010	$19.681	$21.158	567
	2011	$21.158	$22.154	533
	2012	$22.154	$25.580	1,072
	2013	$25.580	$22.864	1,177
	2014	$22.864	$23.045	1,201
	2015	$23.045	$22.310	1,026

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.118	$14.425	379
	2007	$14.425	$15.511	0
	2008	$15.511	$10.797	0
	2009	$10.797	$13.704	0
	2010	$13.704	$15.310	0
	2011	$15.310	$16.356	0
	2012	$16.356	$18.519	0
	2013	$18.519	$21.709	0
	2014	$21.709	$22.225	0
	2015	$22.225	$23.122	0

UIF Growth Portfolio, Class I
	2006	$12.164	$12.405	361
	2007	$12.405	$14.813	112
	2008	$14.813	$7.373	110
	2009	$7.373	$11.957	109
	2010	$11.957	$14.391	107
	2011	$14.391	$13.704	106
	2012	$13.704	$15.354	0
	2013	$15.354	$22.271	0
	2014	$22.271	$23.205	0
	2015	$23.205	$25.513	0

UIF Growth Portfolio, Class II
	2006	$12.111	$12.316	280
	2007	$12.316	$14.677	334
	2008	$14.677	$7.282	372
	2009	$7.282	$11.781	326
	2010	$11.781	$14.151	308
	2011	$14.151	$13.441	307
	2012	$13.441	$15.017	308
	2013	$15.017	$21.731	275
	2014	$21.731	$22.584	277
	2015	$22.584	$24.771	248

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.803	0
	2007	$9.803	$11.773	0
	2008	$11.773	$6.133	0
	2009	$6.133	$9.455	0
	2010	$9.455	$12.251	0
	2011	$12.251	$11.140	0
	2012	$11.140	$11.839	0
	2013	$11.839	$15.945	0
	2014	$15.945	$15.907	0
	2015	$15.907	$14.649	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.463	$19.132	0
	2007	$19.132	$19.295	0
	2008	$19.295	$11.258	0
	2009	$11.258	$16.173	0
	2010	$16.173	$20.051	0
	2011	$20.051	$17.930	0
	2012	$17.930	$20.147	0
	2013	$20.147	$33.814	0
	2014	$33.814	$28.532	0
	2015	$28.532	$25.213	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.061	$29.754	1,135
	2007	$29.754	$24.110	1,024
	2008	$24.110	$14.629	1,115
	2009	$14.629	$18.414	1,073
	2010	$18.414	$23.365	998
	2011	$23.365	$24.185	971
	2012	$24.185	$27.391	949
	2013	$27.391	$27.303	959
	2014	$27.303	$34.617	604
	2015	$34.617	$34.562	503

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.884	$10.086	1,332
	2007	$10.086	$10.320	1,264
	2008	$10.320	$10.290	862
	2009	$10.290	$10.089	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.235	4,686
	2007	$10.235	$11.754	5,415
	2008	$11.754	$6.595	4,372
	2009	$6.595	$8.747	9,581
	2010	$8.747	$10.014	9,287
	2011	$10.014	$9.532	8,468
	2012	$9.532	$10.839	8,471
	2013	$10.839	$13.897	8,365
	2014	$13.897	$15.193	7,513
	2015	$15.193	$14.937	5,685

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.426	0
	2007	$10.426	$11.066	0
	2008	$11.066	$8.108	0
	2009	$8.108	$9.840	0
	2010	$9.840	$10.843	0
	2011	$10.843	$10.572	0
	2012	$10.572	$11.549	0
	2013	$11.549	$12.800	0
	2014	$12.800	$13.061	0
	2015	$13.061	$12.720	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.455	0
	2007	$10.455	$11.256	0
	2008	$11.256	$7.406	0
	2009	$7.406	$9.321	6,682
	2010	$9.321	$10.434	6,058
	2011	$10.434	$10.089	4,267
	2012	$10.089	$11.169	3,777
	2013	$11.169	$12.646	3,342
	2014	$12.646	$12.950	2,944
	2015	$12.950	$12.622	2,558

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.464	0
	2007	$10.464	$11.380	0
	2008	$11.380	$6.888	0
	2009	$6.888	$8.847	457
	2010	$8.847	$10.039	0
	2011	$10.039	$9.552	0
	2012	$9.552	$10.771	0
	2013	$10.771	$12.804	0
	2014	$12.804	$13.131	0
	2015	$13.131	$12.789	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.317	0
	2007	$10.317	$10.698	0
	2008	$10.698	$9.353	0
	2009	$9.353	$10.498	4,849
	2010	$10.498	$11.024	4,844
	2011	$11.024	$10.944	4,839
	2012	$10.944	$11.386	4,834
	2013	$11.386	$11.728	4,830
	2014	$11.728	$11.890	4,825
	2015	$11.890	$11.575	2,697

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.723	2,938

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.713	0
	2007	$9.713	$11.630	0
	2008	$11.630	$6.289	3,219
	2009	$6.289	$8.893	3,209
	2010	$8.893	$10.428	12,080
	2011	$10.428	$10.257	3,195
	2012	$10.257	$11.867	3,185
	2013	$11.867	$15.640	3,095
	2014	$15.640	$17.202	3,013
	2015	$17.202	$18.225	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.787	0
	2007	$10.787	$11.107	1,445
	2008	$11.107	$6.834	2,045
	2009	$6.834	$8.451	2,040
	2010	$8.451	$9.493	2,973
	2011	$9.493	$9.461	2,966
	2012	$9.461	$10.711	1,554
	2013	$10.711	$13.833	1,454
	2014	$13.833	$15.344	1,390
	2015	$15.344	$15.186	1,347

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.845	0
	2007	$9.845	$11.116	389
	2008	$11.116	$6.573	4,399
	2009	$6.573	$8.994	4,513
	2010	$8.994	$11.322	4,214
	2011	$11.322	$9.883	3,043
	2012	$9.883	$11.085	2,943
	2013	$11.085	$14.746	2,883
	2014	$14.746	$15.309	705
	2015	$15.309	$14.745	699

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.663	$16.763	78,333
	2007	$16.763	$15.802	69,205
	2008	$15.802	$10.034	54,347
	2009	$10.034	$12.433	52,595
	2010	$12.433	$14.204	47,689
	2011	$14.204	$14.243	42,365
	2012	$14.243	$15.650	43,201
	2013	$15.650	$19.859	21,665
	2014	$19.859	$21.221	25,023
	2015	$21.221	$20.588	22,977

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.145	$12.903	64,778
	2007	$12.903	$13.106	63,851
	2008	$13.106	$9.027	36,829
	2009	$9.027	$11.984	36,909
	2010	$11.984	$13.221	34,743
	2011	$13.221	$13.254	29,042
	2012	$13.254	$14.618	9,666
	2013	$14.618	$16.308	5,733
	2014	$16.308	$16.704	4,794
	2015	$16.704	$15.201	4,630

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.402	$11.295	46,934
	2007	$11.295	$11.747	103,836
	2008	$11.747	$7.530	98,885
	2009	$7.530	$9.564	99,135
	2010	$9.564	$10.450	100,756
	2011	$10.450	$10.078	98,853
	2012	$10.078	$11.087	99,663
	2013	$11.087	$13.964	93,908
	2014	$13.964	$15.376	94,281
	2015	$15.376	$15.901	111,814

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.981	1,321
	2007	$10.981	$12.024	2,500
	2008	$12.024	$8.423	3,496
	2009	$8.423	$10.169	3,273
	2010	$10.169	$11.148	3,356
	2011	$11.148	$10.592	1,857
	2012	$10.592	$11.756	1,315
	2013	$11.756	$14.689	1,265
	2014	$14.689	$15.203	729
	2015	$15.203	$14.341	727

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.106	$17.510	84,003
	2007	$17.510	$17.738	70,887
	2008	$17.738	$10.922	55,530
	2009	$10.922	$13.480	49,948
	2010	$13.480	$14.676	48,404
	2011	$14.676	$14.220	39,119
	2012	$14.220	$15.905	30,013
	2013	$15.905	$19.974	28,394
	2014	$19.974	$20.949	26,770
	2015	$20.949	$19.499	20,996

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.743	$21.469	53,356
	2007	$21.469	$20.517	47,148
	2008	$20.517	$13.455	36,214
	2009	$13.455	$17.015	33,661
	2010	$17.015	$21.362	33,028
	2011	$21.362	$20.129	31,858
	2012	$20.129	$23.332	30,146
	2013	$23.332	$31.123	27,221
	2014	$31.123	$30.646	25,509
	2015	$30.646	$27.789	32,301

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.363	$18.479	0
	2007	$18.479	$20.124	0
	2008	$20.124	$11.330	0
	2009	$11.330	$15.927	0
	2010	$15.927	$19.902	0
	2011	$19.902	$18.546	0
	2012	$18.546	$20.127	0
	2013	$20.127	$27.226	0
	2014	$27.226	$28.649	0
	2015	$28.649	$27.305	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.245	$10.435	22,617
	2007	$10.435	$10.891	15,575
	2008	$10.891	$11.472	33,373
	2009	$11.472	$11.580	68,128
	2010	$11.580	$11.937	63,863
	2011	$11.937	$12.352	56,418
	2012	$12.352	$12.322	52,945
	2013	$12.322	$11.794	40,213
	2014	$11.794	$11.938	9,305
	2015	$11.938	$11.744	4,966

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.643	$32.162	12,368
	2007	$32.162	$40.550	8,488
	2008	$40.550	$18.776	9,752
	2009	$18.776	$31.729	9,125
	2010	$31.729	$36.530	10,747
	2011	$36.530	$30.096	9,066
	2012	$30.096	$33.344	7,420
	2013	$33.344	$32.346	7,287
	2014	$32.346	$29.012	6,549
	2015	$29.012	$22.837	22,063

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.980	$20.192	56,511
	2007	$20.192	$22.823	81,818
	2008	$22.823	$13.323	80,599
	2009	$13.323	$17.876	77,610
	2010	$17.876	$18.974	80,924
	2011	$18.974	$16.603	84,806
	2012	$16.603	$19.219	78,746
	2013	$19.219	$23.140	77,238
	2014	$23.140	$20.134	86,890
	2015	$20.134	$18.433	56,517

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.705	$15.134	0
	2007	$15.134	$16.446	0
	2008	$16.446	$17.101	0
	2009	$17.101	$19.872	0
	2010	$19.872	$22.268	0
	2011	$22.268	$21.614	0
	2012	$21.614	$24.350	0
	2013	$24.350	$24.229	0
	2014	$24.229	$24.158	0
	2015	$24.158	$22.635	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.900	$12.963	12,462
	2007	$12.963	$14.803	11,344
	2008	$14.803	$7.375	10,268
	2009	$7.375	$11.960	8,390
	2010	$11.960	$14.002	8,031
	2011	$14.002	$12.834	6,443
	2012	$12.834	$14.248	6,348
	2013	$14.248	$19.502	5,548
	2014	$19.502	$20.654	4,413
	2015	$20.654	$21.183	2,880

Invesco V.I. American Value Fund - Series I
	2006	$12.391	$14.644	32,926
	2007	$14.644	$15.461	30,623
	2008	$15.461	$8.887	26,791
	2009	$8.887	$12.113	25,815
	2010	$12.113	$14.498	26,224
	2011	$14.498	$14.327	24,517
	2012	$14.327	$16.454	21,744
	2013	$16.454	$21.631	18,420
	2014	$21.631	$23.244	17,693
	2015	$23.244	$20.681	12,773

Invesco V.I. American Value Fund - Series II
	2006	$12.366	$14.606	8,315
	2007	$14.606	$15.406	19,503
	2008	$15.406	$8.836	21,350
	2009	$8.836	$12.039	21,726
	2010	$12.039	$14.402	18,927
	2011	$14.402	$14.218	16,630
	2012	$14.218	$16.297	14,086
	2013	$16.297	$21.372	12,766
	2014	$21.372	$22.908	11,887
	2015	$22.908	$20.330	777

Invesco V.I. Comstock Fund - Series II
	2006	$11.524	$13.094	20,843
	2007	$13.094	$12.521	20,517
	2008	$12.521	$7.870	17,518
	2009	$7.870	$9.894	18,039
	2010	$9.894	$11.208	13,136
	2011	$11.208	$10.743	13,860
	2012	$10.743	$12.509	13,459
	2013	$12.509	$16.614	10,987
	2014	$16.614	$17.747	10,622
	2015	$17.747	$16.300	51,833

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.492	$12.667	1,908
	2007	$12.667	$12.818	1,727
	2008	$12.818	$9.703	6,314
	2009	$9.703	$11.637	2,701
	2010	$11.637	$12.765	2,763
	2011	$12.765	$12.336	2,000
	2012	$12.336	$13.574	1,357
	2013	$13.574	$16.598	1,330
	2014	$16.598	$17.676	1,148
	2015	$17.676	$16.859	1,133

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.990	$18.157	57,945
	2007	$18.157	$18.224	49,111
	2008	$18.224	$12.096	34,405
	2009	$12.096	$14.698	37,287
	2010	$14.698	$16.146	33,063
	2011	$16.146	$15.451	30,010
	2012	$15.451	$17.298	29,253
	2013	$17.298	$22.656	26,316
	2014	$22.656	$24.393	25,396
	2015	$24.393	$23.092	49,304

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.068	$12.398	10,783
	2007	$12.398	$14.274	8,124
	2008	$14.274	$7.430	4,303
	2009	$7.430	$11.375	3,233
	2010	$11.375	$14.175	3,188
	2011	$14.175	$12.581	3,050
	2012	$12.581	$13.749	3,007
	2013	$13.749	$18.389	2,979
	2014	$18.389	$19.390	2,940
	2015	$19.390	$19.182	2,829

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.266	$10.990	18,667
	2007	$10.990	$11.425	18,237
	2008	$11.425	$9.224	19,929
	2009	$9.224	$12.131	20,550
	2010	$12.131	$13.340	17,766
	2011	$13.340	$13.634	14,366
	2012	$13.634	$15.021	14,086
	2013	$15.021	$15.910	14,224
	2014	$15.910	$16.254	13,535
	2015	$16.254	$15.671	7,217

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.413	$12.811	5,493
	2007	$12.811	$13.385	5,511
	2008	$13.385	$9.348	5,660
	2009	$9.348	$11.529	5,533
	2010	$11.529	$13.437	5,000
	2011	$13.437	$12.566	4,195
	2012	$12.566	$13.604	3,485
	2013	$13.604	$18.083	3,004
	2014	$18.083	$18.970	2,989
	2015	$18.970	$17.933	1,224

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.001	$12.633	49,229
	2007	$12.633	$12.793	29,382
	2008	$12.793	$7.963	26,389
	2009	$7.963	$9.270	25,320
	2010	$9.270	$10.657	23,690
	2011	$10.657	$9.800	22,074
	2012	$9.800	$10.754	19,533
	2013	$10.754	$14.310	17,349
	2014	$14.310	$15.083	15,357
	2015	$15.083	$14.345	6,521

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.402	$12.046	20,956
	2007	$12.046	$14.302	39,400
	2008	$14.302	$8.648	39,421
	2009	$8.648	$12.324	34,610
	2010	$12.324	$14.832	32,504
	2011	$14.832	$13.064	30,355
	2012	$13.064	$14.594	30,418
	2013	$14.594	$19.587	27,598
	2014	$19.587	$20.341	25,891
	2015	$20.341	$20.458	3,079

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.776	$12.941	32,704
	2007	$12.941	$12.743	32,417
	2008	$12.743	$7.566	30,563
	2009	$7.566	$9.379	29,334
	2010	$9.379	$11.519	30,685
	2011	$11.519	$10.826	29,414
	2012	$10.826	$12.141	29,563
	2013	$12.141	$15.492	26,344
	2014	$15.492	$16.916	27,205
	2015	$16.916	$15.936	62,972

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.136	$13.850	67,093
	2007	$13.850	$15.439	69,125
	2008	$15.439	$8.213	46,053
	2009	$8.213	$11.592	39,579
	2010	$11.592	$12.388	38,371
	2011	$12.388	$11.963	32,004
	2012	$11.963	$13.329	29,390
	2013	$13.329	$16.892	23,893
	2014	$16.892	$19.041	17,381
	2015	$19.041	$19.252	9,941

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.253	$15.471	53,378
	2007	$15.471	$15.674	50,172
	2008	$15.674	$8.653	40,856
	2009	$8.653	$10.302	33,290
	2010	$10.302	$11.365	30,757
	2011	$11.365	$11.171	23,784
	2012	$11.171	$12.261	19,523
	2013	$12.261	$13.545	17,609
	2014	$13.545	$14.325	15,497
	2015	$14.325	$14.106	12,606

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.118	$10.395	33,386
	2007	$10.395	$10.593	110,474
	2008	$10.593	$6.319	111,023
	2009	$6.319	$6.747	128,535
	2010	$6.747	$7.351	129,822
	2011	$7.351	$7.768	114,865
	2012	$7.768	$8.379	118,103
	2013	$8.379	$8.173	140,731
	2014	$8.173	$8.556	135,654
	2015	$8.556	$8.437	5,113

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.847	$15.936	23,537
	2007	$15.936	$16.543	11,200
	2008	$16.543	$8.226	7,677
	2009	$8.226	$10.652	6,455
	2010	$10.652	$13.262	6,482
	2011	$13.262	$13.094	6,447
	2012	$13.094	$14.892	6,263
	2013	$14.892	$19.776	5,867
	2014	$19.776	$20.432	5,758
	2015	$20.432	$21.275	5,599

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.457	$21.210	34,943
	2007	$21.210	$22.027	40,275
	2008	$22.027	$12.868	17,087
	2009	$12.868	$17.558	15,043
	2010	$17.558	$19.891	12,607
	2011	$19.891	$17.815	10,387
	2012	$17.815	$21.096	8,856
	2013	$21.096	$26.230	8,510
	2014	$26.230	$26.210	6,931
	2015	$26.210	$26.605	6,470

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.897	$13.542	82,853
	2007	$13.542	$14.523	71,277
	2008	$14.523	$12.160	83,042
	2009	$12.160	$14.098	86,693
	2010	$14.098	$15.842	82,412
	2011	$15.842	$15.613	75,527
	2012	$15.613	$17.296	57,119
	2013	$17.296	$16.872	56,701
	2014	$16.872	$16.931	53,627
	2015	$16.931	$16.164	33,205

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.743	$14.699	31,099
	2007	$14.699	$14.322	27,634
	2008	$14.322	$3.004	39,509
	2009	$3.004	$3.705	36,778
	2010	$3.705	$4.151	33,703
	2011	$4.151	$3.961	27,249
	2012	$3.961	$4.383	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.943	$15.668	110,976
	2007	$15.668	$15.975	105,045
	2008	$15.975	$9.599	127,228
	2009	$9.599	$12.030	124,272
	2010	$12.030	$13.643	90,691
	2011	$13.643	$13.316	81,176
	2012	$13.316	$15.203	78,041
	2013	$15.203	$19.565	73,287
	2014	$19.565	$21.148	65,669
	2015	$21.148	$21.349	99,588

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.335	$20.585	41,264
	2007	$20.585	$19.872	31,166
	2008	$19.872	$12.062	23,953
	2009	$12.062	$16.165	22,454
	2010	$16.165	$19.477	20,769
	2011	$19.477	$18.616	17,835
	2012	$18.616	$21.447	16,562
	2013	$21.447	$29.529	14,119
	2014	$29.529	$32.282	11,361
	2015	$32.282	$29.681	21,153

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.335	67,809
	2010	$12.335	$13.600	62,963
	2011	$13.600	$13.572	57,710
	2012	$13.572	$15.853	52,888
	2013	$15.853	$20.553	46,312
	2014	$20.553	$22.672	36,160
	2015	$22.672	$21.522	34,594

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.003	$14.250	72,235
	2007	$14.250	$14.083	75,981
	2008	$14.083	$8.173	46,240
	2009	$8.173	$10.053	44,207
	2010	$10.053	$10.909	42,719
	2011	$10.909	$10.977	42,244
	2012	$10.977	$12.095	40,303
	2013	$12.095	$13.985	20,974
	2014	$13.985	$15.155	18,191
	2015	$15.155	$14.670	16,369

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.876	$15.334	17,466
	2007	$15.334	$15.453	13,362
	2008	$15.453	$10.088	15,816
	2009	$10.088	$13.355	18,285
	2010	$13.355	$14.996	15,688
	2011	$14.996	$14.622	15,498
	2012	$14.622	$16.349	10,239
	2013	$16.349	$19.127	8,863
	2014	$19.127	$20.492	8,664
	2015	$20.492	$20.099	5,346

Putnam VT Global Health Care Fund - Class IB
	2006	$13.106	$13.191	23,711
	2007	$13.191	$12.837	22,060
	2008	$12.837	$10.422	16,755
	2009	$10.422	$12.858	15,396
	2010	$12.858	$12.900	13,580
	2011	$12.900	$12.482	11,781
	2012	$12.482	$14.942	7,211
	2013	$14.942	$20.726	6,620
	2014	$20.726	$25.902	5,225
	2015	$25.902	$27.336	4,897

Putnam VT Global Utilities Fund - Class IB
	2006	$17.748	$22.076	38,563
	2007	$22.076	$25.922	33,366
	2008	$25.922	$17.641	27,535
	2009	$17.641	$18.543	28,414
	2010	$18.543	$18.489	27,796
	2011	$18.489	$17.124	27,084
	2012	$17.124	$17.611	21,856
	2013	$17.611	$19.625	16,376
	2014	$19.625	$22.016	8,799
	2015	$22.016	$19.419	7,380

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.099	$17.137	95,902
	2007	$17.137	$15.764	117,302
	2008	$15.764	$9.461	97,105
	2009	$9.461	$12.025	93,431
	2010	$12.025	$13.467	98,473
	2011	$13.467	$12.574	87,487
	2012	$12.574	$14.666	81,480
	2013	$14.666	$19.483	76,552
	2014	$19.483	$21.124	66,118
	2015	$21.124	$19.125	62,516

Putnam VT High Yield Fund - Class IB
	2006	$14.543	$15.739	40,992
	2007	$15.739	$15.838	26,389
	2008	$15.838	$11.465	18,777
	2009	$11.465	$16.859	15,402
	2010	$16.859	$18.824	14,683
	2011	$18.824	$18.755	11,822
	2012	$18.755	$21.302	10,172
	2013	$21.302	$22.495	9,393
	2014	$22.495	$22.368	8,098
	2015	$22.368	$20.728	6,679

Putnam VT Income Fund - Class IB
	2006	$10.674	$10.924	85,428
	2007	$10.924	$11.253	78,551
	2008	$11.253	$8.382	68,948
	2009	$8.382	$12.036	61,936
	2010	$12.036	$12.948	60,074
	2011	$12.948	$13.312	49,339
	2012	$13.312	$14.433	48,775
	2013	$14.433	$14.396	37,347
	2014	$14.396	$15.005	33,846
	2015	$15.005	$14.477	21,986

Putnam VT International Equity Fund - Class IB
	2006	$16.683	$20.863	62,067
	2007	$20.863	$22.134	77,884
	2008	$22.134	$12.146	80,236
	2009	$12.146	$14.821	79,768
	2010	$14.821	$15.967	53,855
	2011	$15.967	$12.986	57,256
	2012	$12.986	$15.500	53,895
	2013	$15.500	$19.437	50,266
	2014	$19.437	$17.741	42,096
	2015	$17.741	$17.394	6,454

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.226	$16.986	37,660
	2007	$16.986	$15.770	12,262
	2008	$15.770	$9.333	34,889
	2009	$9.333	$11.955	34,948
	2010	$11.955	$13.335	45,011
	2011	$13.335	$13.062	45,098
	2012	$13.062	$14.941	43,517
	2013	$14.941	$19.767	42,459
	2014	$19.767	$22.047	42,388
	2015	$22.047	$21.116	40,143

Putnam VT Money Market Fund - Class IB
	2006	$9.724	$9.939	71,237
	2007	$9.939	$10.196	107,945
	2008	$10.196	$10.239	174,146
	2009	$10.239	$10.046	159,281
	2010	$10.046	$9.840	147,158
	2011	$9.840	$9.636	119,027
	2012	$9.636	$9.435	120,235
	2013	$9.435	$9.239	128,550
	2014	$9.239	$9.047	127,701
	2015	$9.047	$8.858	73,514

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.660	$16.646	31,692
	2007	$16.646	$17.231	25,116
	2008	$17.231	$10.334	20,043
	2009	$10.334	$13.369	18,769
	2010	$13.369	$15.650	24,130
	2011	$15.650	$14.545	21,845
	2012	$14.545	$16.627	21,288
	2013	$16.627	$22.212	18,978
	2014	$22.212	$24.682	11,954
	2015	$24.682	$24.096	10,188

Putnam VT New Value Fund - Class IB
	2006	$17.034	$19.350	90,486
	2007	$19.350	$18.017	77,109
	2008	$18.017	$9.745	71,637
	2009	$9.745	$9.169	0

Putnam VT Research Fund - Class IB
	2006	$14.144	$15.416	25,462
	2007	$15.416	$15.177	22,359
	2008	$15.177	$9.131	18,059
	2009	$9.131	$11.908	16,096
	2010	$11.908	$13.568	14,196
	2011	$13.568	$13.053	12,913
	2012	$13.053	$15.070	12,379
	2013	$15.070	$19.677	10,689
	2014	$19.677	$22.129	5,154
	2015	$22.129	$21.332	4,227

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.250	$17.811	14,319
	2007	$17.811	$18.101	13,455
	2008	$18.101	$9.651	8,652
	2009	$9.651	$13.110	8,425
	2010	$13.110	$14.927	0

Putnam VT Voyager Fund - Class IB
	2006	$13.161	$13.587	53,338
	2007	$13.587	$14.036	47,041
	2008	$14.036	$8.653	28,268
	2009	$8.653	$13.886	24,887
	2010	$13.886	$16.424	52,584
	2011	$16.424	$13.211	51,750
	2012	$13.211	$14.774	50,270
	2013	$14.774	$20.791	47,631
	2014	$20.791	$22.335	45,618
	2015	$22.335	$20.531	42,331

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.376	$17.767	4,839
	2007	$17.767	$18.506	4,924
	2008	$18.506	$15.405	4,105
	2009	$15.405	$19.625	3,655
	2010	$19.625	$21.087	3,860
	2011	$21.087	$22.068	2,780
	2012	$22.068	$25.469	1,653
	2013	$25.469	$22.753	1,877
	2014	$22.753	$22.921	1,900
	2015	$22.921	$22.178	1,411

UIF Global Franchise Portfolio, Class II
	2006	$12.106	$14.403	20,763
	2007	$14.403	$15.480	8,764
	2008	$15.480	$10.770	12,361
	2009	$10.770	$13.662	12,264
	2010	$13.662	$15.256	9,528
	2011	$15.256	$16.289	9,417
	2012	$16.289	$18.435	9,305
	2013	$18.435	$21.598	9,248
	2014	$21.598	$22.101	9,069
	2015	$22.101	$22.981	2,783

UIF Growth Portfolio, Class I
	2006	$12.153	$12.388	22,629
	2007	$12.388	$14.785	18,517
	2008	$14.785	$7.355	12,990
	2009	$7.355	$11.923	9,565
	2010	$11.923	$14.343	8,516
	2011	$14.343	$13.650	7,338
	2012	$13.650	$15.286	6,985
	2013	$15.286	$22.162	4,561
	2014	$22.162	$23.079	3,608
	2015	$23.079	$25.362	3,158

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.100	$12.300	1,763
	2007	$12.300	$14.650	1,492
	2008	$14.650	$7.265	1,903
	2009	$7.265	$11.747	1,454
	2010	$11.747	$14.103	1,267
	2011	$14.103	$13.389	1,246
	2012	$13.389	$14.950	1,156
	2013	$14.950	$21.624	855
	2014	$21.624	$22.461	0
	2015	$22.461	$24.624	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.799	13,101
	2007	$9.799	$11.763	46,353
	2008	$11.763	$6.125	58,794
	2009	$6.125	$9.437	49,821
	2010	$9.437	$12.222	42,832
	2011	$12.222	$11.108	41,968
	2012	$11.108	$11.799	42,646
	2013	$11.799	$15.883	38,062
	2014	$15.883	$15.837	37,873
	2015	$15.837	$14.577	2,815

UIF Small Company Growth Portfolio, Class II
	2006	$17.439	$19.097	6,778
	2007	$19.097	$19.249	6,689
	2008	$19.249	$11.225	6,302
	2009	$11.225	$16.118	6,116
	2010	$16.118	$19.972	4,919
	2011	$19.972	$17.851	2,967
	2012	$17.851	$20.048	2,906
	2013	$20.048	$33.631	2,751
	2014	$33.631	$28.363	2,767
	2015	$28.363	$25.050	2,693

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.044	$29.715	16,044
	2007	$29.715	$24.066	13,684
	2008	$24.066	$14.595	16,426
	2009	$14.595	$18.361	13,513
	2010	$18.361	$23.286	14,408
	2011	$23.286	$24.092	9,820
	2012	$24.092	$27.272	9,428
	2013	$27.272	$27.169	8,253
	2014	$27.169	$34.430	7,160
	2015	$34.430	$34.359	4,083

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.874	$10.071	11,508
	2007	$10.071	$10.299	11,265
	2008	$10.299	$10.264	62,332
	2009	$10.264	$10.058	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.231	0
	2007	$10.231	$11.743	0
	2008	$11.743	$6.586	0
	2009	$6.586	$8.731	288
	2010	$8.731	$9.990	4,812
	2011	$9.990	$9.505	4,227
	2012	$9.505	$10.802	3,682
	2013	$10.802	$13.843	3,391
	2014	$13.843	$15.126	4,051
	2015	$15.126	$14.863	2,523

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.422	0
	2007	$10.422	$11.057	0
	2008	$11.057	$8.097	0
	2009	$8.097	$9.822	0
	2010	$9.822	$10.818	0
	2011	$10.818	$10.541	0
	2012	$10.541	$11.510	0
	2013	$11.510	$12.750	0
	2014	$12.750	$13.003	0
	2015	$13.003	$12.657	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.452	0
	2007	$10.452	$11.246	0
	2008	$11.246	$7.396	0
	2009	$7.396	$9.303	0
	2010	$9.303	$10.409	0
	2011	$10.409	$10.060	0
	2012	$10.060	$11.131	0
	2013	$11.131	$12.596	0
	2014	$12.596	$12.893	0
	2015	$12.893	$12.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.461	0
	2007	$10.461	$11.370	0
	2008	$11.370	$6.879	0
	2009	$6.879	$8.831	0
	2010	$8.831	$10.015	0
	2011	$10.015	$9.524	0
	2012	$9.524	$10.735	0
	2013	$10.735	$12.754	0
	2014	$12.754	$13.073	0
	2015	$13.073	$12.726	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.313	0
	2007	$10.313	$10.688	0
	2008	$10.688	$9.340	0
	2009	$9.340	$10.478	0
	2010	$10.478	$10.998	0
	2011	$10.998	$10.913	0
	2012	$10.913	$11.347	0
	2013	$11.347	$11.682	0
	2014	$11.682	$11.837	0
	2015	$11.837	$11.518	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.636	607

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.710	0
	2007	$9.710	$11.620	0
	2008	$11.620	$6.280	0
	2009	$6.280	$8.876	0
	2010	$8.876	$10.403	0
	2011	$10.403	$10.227	833
	2012	$10.227	$11.826	801
	2013	$11.826	$15.579	713
	2014	$15.579	$17.126	667
	2015	$17.126	$18.142	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.783	0
	2007	$10.783	$11.098	0
	2008	$11.098	$6.825	0
	2009	$6.825	$8.435	0
	2010	$8.435	$9.470	0
	2011	$9.470	$9.434	0
	2012	$9.434	$10.674	0
	2013	$10.674	$13.779	0
	2014	$13.779	$15.276	0
	2015	$15.276	$15.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.841	291
	2007	$9.841	$11.107	254
	2008	$11.107	$6.564	250
	2009	$6.564	$8.977	0
	2010	$8.977	$11.295	0
	2011	$11.295	$9.854	0
	2012	$9.854	$11.047	0
	2013	$11.047	$14.688	0
	2014	$14.688	$15.241	954
	2015	$15.241	$14.672	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.623	$16.709	12,285
	2007	$16.709	$15.743	11,974
	2008	$15.743	$9.991	11,943
	2009	$9.991	$12.374	9,622
	2010	$12.374	$14.129	9,552
	2011	$14.129	$14.160	9,444
	2012	$14.160	$15.551	855
	2013	$15.551	$19.724	771
	2014	$19.724	$21.065	284
	2015	$21.065	$20.427	850

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.135	$12.885	695
	2007	$12.885	$13.082	691
	2008	$13.082	$9.005	0
	2009	$9.005	$11.949	0
	2010	$11.949	$13.176	0
	2011	$13.176	$13.202	0
	2012	$13.202	$14.553	0
	2013	$14.553	$16.227	40
	2014	$16.227	$16.613	41
	2015	$16.613	$15.111	43

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.395	$11.282	2,828
	2007	$11.282	$11.727	2,797
	2008	$11.727	$7.513	2,292
	2009	$7.513	$9.539	3,010
	2010	$9.539	$10.417	2,792
	2011	$10.417	$10.041	2,777
	2012	$10.041	$11.041	2,812
	2013	$11.041	$13.898	2,711
	2014	$13.898	$15.296	1,115
	2015	$15.296	$15.810	1,041

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.977	0
	2007	$10.977	$12.014	0
	2008	$12.014	$8.411	0
	2009	$8.411	$10.150	0
	2010	$10.150	$11.121	0
	2011	$11.121	$10.562	851
	2012	$10.562	$11.716	809
	2013	$11.716	$14.631	734
	2014	$14.631	$15.135	1,700
	2015	$15.135	$14.271	719

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.065	$17.453	9,466
	2007	$17.453	$17.672	8,843
	2008	$17.672	$10.876	8,578
	2009	$10.876	$13.415	8,435
	2010	$13.415	$14.598	7,999
	2011	$14.598	$14.137	7,615
	2012	$14.137	$15.805	6,760
	2013	$15.805	$19.838	2,239
	2014	$19.838	$20.796	1,992
	2015	$20.796	$19.346	1,676

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.691	$21.399	5,025
	2007	$21.399	$20.440	5,061
	2008	$20.440	$13.398	4,989
	2009	$13.398	$16.934	4,444
	2010	$16.934	$21.249	3,966
	2011	$21.249	$20.013	3,537
	2012	$20.013	$23.185	1,102
	2013	$23.185	$30.911	783
	2014	$30.911	$30.422	839
	2015	$30.422	$27.572	372

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.315	$18.419	1,485
	2007	$18.419	$20.049	1,467
	2008	$20.049	$11.282	1,477
	2009	$11.282	$15.851	1,407
	2010	$15.851	$19.797	1,390
	2011	$19.797	$18.438	1,374
	2012	$18.438	$20.001	141
	2013	$20.001	$27.041	45
	2014	$27.041	$28.439	45
	2015	$28.439	$27.091	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.237	$10.421	123
	2007	$10.421	$10.870	118
	2008	$10.870	$11.445	87
	2009	$11.445	$11.547	104
	2010	$11.547	$11.897	111
	2011	$11.897	$12.304	681
	2012	$12.304	$12.267	743
	2013	$12.267	$11.736	830
	2014	$11.736	$11.874	843
	2015	$11.874	$11.675	842

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.573	$32.057	1,485
	2007	$32.057	$40.397	1,272
	2008	$40.397	$18.696	1,448
	2009	$18.696	$31.577	1,081
	2010	$31.577	$36.337	2,256
	2011	$36.337	$29.922	2,067
	2012	$29.922	$33.134	1,703
	2013	$33.134	$32.125	1,683
	2014	$32.125	$28.800	1,744
	2015	$28.800	$22.658	1,551

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.934	$20.126	5,669
	2007	$20.126	$22.738	4,712
	2008	$22.738	$13.266	4,550
	2009	$13.266	$17.791	2,546
	2010	$17.791	$18.874	3,708
	2011	$18.874	$16.506	3,470
	2012	$16.506	$19.098	3,561
	2013	$19.098	$22.982	3,265
	2014	$22.982	$19.987	2,493
	2015	$19.987	$18.289	3,216

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.668	$15.084	0
	2007	$15.084	$16.384	0
	2008	$16.384	$17.028	0
	2009	$17.028	$19.777	0
	2010	$19.777	$22.151	0
	2011	$22.151	$21.489	0
	2012	$21.489	$24.196	0
	2013	$24.196	$24.064	0
	2014	$24.064	$23.981	0
	2015	$23.981	$22.457	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.865	$12.921	3,553
	2007	$12.921	$14.747	3,309
	2008	$14.747	$7.343	3,563
	2009	$7.343	$11.903	3,153
	2010	$11.903	$13.928	831
	2011	$13.928	$12.759	892
	2012	$12.759	$14.158	874
	2013	$14.158	$19.369	694
	2014	$19.369	$20.503	1,458
	2015	$20.503	$21.017	637

Invesco V.I. American Value Fund - Series I
	2006	$12.381	$14.624	0
	2007	$14.624	$15.432	0
	2008	$15.432	$8.866	0
	2009	$8.866	$12.078	0
	2010	$12.078	$14.449	0
	2011	$14.449	$14.271	0
	2012	$14.271	$16.382	0
	2013	$16.382	$21.525	0
	2014	$21.525	$23.118	0
	2015	$23.118	$20.558	0

Invesco V.I. American Value Fund - Series II
	2006	$12.356	$14.586	104
	2007	$14.586	$15.377	106
	2008	$15.377	$8.815	0
	2009	$8.815	$12.004	0
	2010	$12.004	$14.353	0
	2011	$14.353	$14.163	0
	2012	$14.163	$16.225	0
	2013	$16.225	$21.266	0
	2014	$21.266	$22.784	0
	2015	$22.784	$20.209	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.514	$13.077	2,339
	2007	$13.077	$12.497	2,185
	2008	$12.497	$7.851	861
	2009	$7.851	$9.866	1,334
	2010	$9.866	$11.170	1,187
	2011	$11.170	$10.701	1,193
	2012	$10.701	$12.453	1,141
	2013	$12.453	$16.532	1,019
	2014	$16.532	$17.650	575
	2015	$17.650	$16.203	589

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.482	$12.650	0
	2007	$12.650	$12.794	0
	2008	$12.794	$9.680	0
	2009	$9.680	$11.603	0
	2010	$11.603	$12.721	0
	2011	$12.721	$12.288	0
	2012	$12.288	$13.514	0
	2013	$13.514	$16.516	0
	2014	$16.516	$17.579	0
	2015	$17.579	$16.759	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.946	$18.098	20,848
	2007	$18.098	$18.156	20,757
	2008	$18.156	$12.044	19,341
	2009	$12.044	$14.628	15,860
	2010	$14.628	$16.060	14,857
	2011	$16.060	$15.362	13,468
	2012	$15.362	$17.189	12,318
	2013	$17.189	$22.502	3,817
	2014	$22.502	$24.215	3,179
	2015	$24.215	$22.911	2,234

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.058	$12.381	4,217
	2007	$12.381	$14.247	3,507
	2008	$14.247	$7.412	3,619
	2009	$7.412	$11.342	2,776
	2010	$11.342	$14.127	789
	2011	$14.127	$12.531	711
	2012	$12.531	$13.688	709
	2013	$13.688	$18.299	709
	2014	$18.299	$19.284	672
	2015	$19.284	$19.068	14

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.260	$10.977	2,126
	2007	$10.977	$11.406	2,065
	2008	$11.406	$9.204	1,734
	2009	$9.204	$12.098	2,063
	2010	$12.098	$13.297	1,948
	2011	$13.297	$13.584	1,879
	2012	$13.584	$14.958	1,860
	2013	$14.958	$15.835	1,986
	2014	$15.835	$16.169	2,037
	2015	$16.169	$15.581	1,589

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.405	$12.796	940
	2007	$12.796	$13.363	905
	2008	$13.363	$9.327	897
	2009	$9.327	$11.499	903
	2010	$11.499	$13.394	865
	2011	$13.394	$12.519	910
	2012	$12.519	$13.547	913
	2013	$13.547	$17.998	746
	2014	$17.998	$18.870	735
	2015	$18.870	$17.831	753

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.994	$12.619	0
	2007	$12.619	$12.771	0
	2008	$12.771	$7.946	697
	2009	$7.946	$9.245	691
	2010	$9.245	$10.623	685
	2011	$10.623	$9.764	679
	2012	$9.764	$10.709	673
	2013	$10.709	$14.242	668
	2014	$14.242	$15.004	663
	2015	$15.004	$14.263	658

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.395	$12.032	251
	2007	$12.032	$14.279	227
	2008	$14.279	$8.629	0
	2009	$8.629	$12.291	0
	2010	$12.291	$14.785	0
	2011	$14.785	$13.015	0
	2012	$13.015	$14.532	0
	2013	$14.532	$19.494	0
	2014	$19.494	$20.235	0
	2015	$20.235	$20.341	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.769	$12.926	1,452
	2007	$12.926	$12.722	1,500
	2008	$12.722	$7.550	1,678
	2009	$7.550	$9.354	1,789
	2010	$9.354	$11.482	1,630
	2011	$11.482	$10.786	1,646
	2012	$10.786	$12.090	1,650
	2013	$12.090	$15.419	1,549
	2014	$15.419	$16.828	1,471
	2015	$16.828	$15.844	614

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.118	$13.824	13,280
	2007	$13.824	$15.402	14,035
	2008	$15.402	$8.190	12,959
	2009	$8.190	$11.553	13,303
	2010	$11.553	$12.339	12,757
	2011	$12.339	$11.910	12,261
	2012	$11.910	$13.264	11,833
	2013	$13.264	$16.800	925
	2014	$16.800	$18.927	459
	2015	$18.927	$19.128	1,254

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares

	2006	$14.214	$15.421	1,129
	2007	$15.421	$15.615	1,125
	2008	$15.615	$8.616	1,119
	2009	$8.616	$10.253	1,111
	2010	$10.253	$11.305	1,105
	2011	$11.305	$11.106	1,100
	2012	$11.106	$12.184	1,095
	2013	$12.184	$13.453	1,091
	2014	$13.453	$14.221	1,087
	2015	$14.221	$13.995	1,083

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.111	$10.383	656
	2007	$10.383	$10.575	691
	2008	$10.575	$6.305	0
	2009	$6.305	$6.729	0
	2010	$6.729	$7.327	0
	2011	$7.327	$7.740	0
	2012	$7.740	$8.344	0
	2013	$8.344	$8.135	0
	2014	$8.135	$8.512	0
	2015	$8.512	$8.388	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.803	$15.884	498
	2007	$15.884	$16.480	497
	2008	$16.480	$8.190	598
	2009	$8.190	$10.601	178
	2010	$10.601	$13.192	177
	2011	$13.192	$13.018	175
	2012	$13.018	$14.798	174
	2013	$14.798	$19.641	172
	2014	$19.641	$20.283	171
	2015	$20.283	$21.108	169

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.406	$21.141	10,377
	2007	$21.141	$21.945	10,166
	2008	$21.945	$12.813	9,956
	2009	$12.813	$17.474	8,746
	2010	$17.474	$19.785	8,428
	2011	$19.785	$17.712	7,687
	2012	$17.712	$20.963	7,401
	2013	$20.963	$26.052	279
	2014	$26.052	$26.018	281
	2015	$26.018	$26.397	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.862	$13.498	12,994
	2007	$13.498	$14.469	9,907
	2008	$14.469	$12.108	10,600
	2009	$12.108	$14.030	6,385
	2010	$14.030	$15.759	3,333
	2011	$15.759	$15.522	3,326
	2012	$15.522	$17.187	3,277
	2013	$17.187	$16.757	3,742
	2014	$16.757	$16.807	3,303
	2015	$16.807	$16.038	2,931

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.706	$14.651	1,566
	2007	$14.651	$14.268	1,587
	2008	$14.268	$2.992	4,406
	2009	$2.992	$3.687	4,446
	2010	$3.687	$4.130	4,400
	2011	$4.130	$3.938	4,520
	2012	$3.938	$4.356	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.905	$15.617	51,754
	2007	$15.617	$15.915	50,555
	2008	$15.915	$9.558	50,061
	2009	$9.558	$11.972	50,432
	2010	$11.972	$13.571	45,445
	2011	$13.571	$13.239	44,571
	2012	$13.239	$15.107	7,055
	2013	$15.107	$19.431	6,466
	2014	$19.431	$20.993	4,526
	2015	$20.993	$21.182	5,208

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.285	$20.518	9,963
	2007	$20.518	$19.797	9,711
	2008	$19.797	$12.010	9,714
	2009	$12.010	$16.088	7,973
	2010	$16.088	$19.374	6,766
	2011	$19.374	$18.508	6,434
	2012	$18.508	$21.312	6,093
	2013	$21.312	$29.328	2,070
	2014	$29.328	$32.046	1,958
	2015	$32.046	$29.449	1,333

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.276	10,139
	2010	$12.276	$13.528	9,715
	2011	$13.528	$13.493	9,328
	2012	$13.493	$15.753	8,939
	2013	$15.753	$20.413	1,041
	2014	$20.413	$22.506	661
	2015	$22.506	$21.354	383

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.967	$14.203	3,788
	2007	$14.203	$14.030	3,381
	2008	$14.030	$8.139	3,362
	2009	$8.139	$10.005	3,331
	2010	$10.005	$10.851	3,306
	2011	$10.851	$10.914	3,282
	2012	$10.914	$12.018	3,258
	2013	$12.018	$13.889	3,234
	2014	$13.889	$15.044	3,213
	2015	$15.044	$14.555	3,192

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.838	$15.284	0
	2007	$15.284	$15.395	0
	2008	$15.395	$10.045	0
	2009	$10.045	$13.291	0
	2010	$13.291	$14.917	0
	2011	$14.917	$14.537	0
	2012	$14.537	$16.246	0
	2013	$16.246	$18.997	0
	2014	$18.997	$20.342	0
	2015	$20.342	$19.941	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.070	$13.148	1,356
	2007	$13.148	$12.788	1,245
	2008	$12.788	$10.378	1,263
	2009	$10.378	$12.797	427
	2010	$12.797	$12.832	448
	2011	$12.832	$12.410	451
	2012	$12.410	$14.848	433
	2013	$14.848	$20.584	369
	2014	$20.584	$25.712	340
	2015	$25.712	$27.122	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.699	$22.004	0
	2007	$22.004	$25.825	0
	2008	$25.825	$17.566	0
	2009	$17.566	$18.455	127
	2010	$18.455	$18.391	126
	2011	$18.391	$17.025	125
	2012	$17.025	$17.500	124
	2013	$17.500	$19.491	123
	2014	$19.491	$21.855	122
	2015	$21.855	$19.267	121

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.058	$17.081	15,121
	2007	$17.081	$15.704	8,162
	2008	$15.704	$9.421	8,040
	2009	$9.421	$11.968	7,836
	2010	$11.968	$13.396	3,426
	2011	$13.396	$12.501	2,794
	2012	$12.501	$14.574	1,940
	2013	$14.574	$19.351	1,269
	2014	$19.351	$20.969	510
	2015	$20.969	$18.976	508

Putnam VT High Yield Fund - Class IB
	2006	$14.503	$15.687	4,261
	2007	$15.687	$15.779	4,549
	2008	$15.779	$11.416	3,942
	2009	$11.416	$16.778	3,535
	2010	$16.778	$18.725	2,210
	2011	$18.725	$18.646	2,160
	2012	$18.646	$21.168	1,408
	2013	$21.168	$22.342	1,480
	2014	$22.342	$22.205	1,187
	2015	$22.205	$20.566	854

Putnam VT Income Fund - Class IB
	2006	$10.645	$10.889	4,038
	2007	$10.889	$11.211	3,376
	2008	$11.211	$8.346	1,473
	2009	$8.346	$11.978	2,214
	2010	$11.978	$12.879	1,890
	2011	$12.879	$13.234	2,073
	2012	$13.234	$14.342	2,073
	2013	$14.342	$14.298	2,494
	2014	$14.298	$14.895	2,022
	2015	$14.895	$14.364	2,046

Putnam VT International Equity Fund - Class IB
	2006	$16.637	$20.795	2,346
	2007	$20.795	$22.050	1,668
	2008	$22.050	$12.094	1,543
	2009	$12.094	$14.750	739
	2010	$14.750	$15.882	312
	2011	$15.882	$12.911	337
	2012	$12.911	$15.403	345
	2013	$15.403	$19.304	99
	2014	$19.304	$17.611	108
	2015	$17.611	$17.258	16

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.184	$16.930	104
	2007	$16.930	$15.710	111
	2008	$15.710	$9.294	131
	2009	$9.294	$11.898	130
	2010	$11.898	$13.264	133
	2011	$13.264	$12.987	127
	2012	$12.987	$14.847	123
	2013	$14.847	$19.633	115
	2014	$19.633	$21.886	106
	2015	$21.886	$20.951	0

Putnam VT Money Market Fund - Class IB
	2006	$9.697	$9.907	2,288
	2007	$9.907	$10.158	2,267
	2008	$10.158	$10.196	3,867
	2009	$10.196	$9.998	5,304
	2010	$9.998	$9.788	15,106
	2011	$9.788	$9.580	5,579
	2012	$9.580	$9.376	4,992
	2013	$9.376	$9.176	5,874
	2014	$9.176	$8.980	7,147
	2015	$8.980	$8.789	5,479

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.617	$16.592	519
	2007	$16.592	$17.166	508
	2008	$17.166	$10.290	535
	2009	$10.290	$13.306	545
	2010	$13.306	$15.568	764
	2011	$15.568	$14.461	237
	2012	$14.461	$16.522	235
	2013	$16.522	$22.061	17
	2014	$22.061	$24.501	17
	2015	$24.501	$23.907	17

Putnam VT New Value Fund - Class IB
	2006	$16.987	$19.287	11,838
	2007	$19.287	$17.949	10,069
	2008	$17.949	$9.703	9,722
	2009	$9.703	$9.130	0

Putnam VT Research Fund - Class IB
	2006	$14.105	$15.366	326
	2007	$15.366	$15.119	105
	2008	$15.119	$9.092	121
	2009	$9.092	$11.851	120
	2010	$11.851	$13.497	119
	2011	$13.497	$12.978	115
	2012	$12.978	$14.975	111
	2013	$14.975	$19.543	104
	2014	$19.543	$21.967	97
	2015	$21.967	$21.165	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.203	$17.753	1,383
	2007	$17.753	$18.033	1,380
	2008	$18.033	$9.609	1,388
	2009	$9.609	$13.047	685
	2010	$13.047	$14.850	0

Putnam VT Voyager Fund - Class IB
	2006	$13.125	$13.543	12,102
	2007	$13.543	$13.983	12,185
	2008	$13.983	$8.616	11,542
	2009	$8.616	$13.820	6,039
	2010	$13.820	$16.337	5,258
	2011	$16.337	$13.134	4,370
	2012	$13.134	$14.681	3,909
	2013	$14.681	$20.649	3,299
	2014	$20.649	$22.172	2,739
	2015	$22.172	$20.371	2,197

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.331	$17.709	1,569
	2007	$17.709	$18.436	1,497
	2008	$18.436	$15.339	1,221
	2009	$15.339	$19.531	1,202
	2010	$19.531	$20.975	2,141
	2011	$20.975	$21.941	2,040
	2012	$21.941	$25.308	1,431
	2013	$25.308	$22.598	1,623
	2014	$22.598	$22.753	1,664
	2015	$22.753	$22.005	2,288

UIF Global Franchise Portfolio, Class II
	2006	$12.094	$14.381	89
	2007	$14.381	$15.448	83
	2008	$15.448	$10.742	93
	2009	$10.742	$13.620	88
	2010	$13.620	$15.201	87
	2011	$15.201	$16.223	82
	2012	$16.223	$18.350	78
	2013	$18.350	$21.488	71
	2014	$21.488	$21.977	71
	2015	$21.977	$22.840	1,444

UIF Growth Portfolio, Class I
	2006	$12.143	$12.372	3,376
	2007	$12.372	$14.757	779
	2008	$14.757	$7.338	0
	2009	$7.338	$11.888	0
	2010	$11.888	$14.294	0
	2011	$14.294	$13.597	0
	2012	$13.597	$15.218	0
	2013	$15.218	$22.052	0
	2014	$22.052	$22.953	0
	2015	$22.953	$25.211	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.090	$12.283	0
	2007	$12.283	$14.623	0
	2008	$14.623	$7.248	0
	2009	$7.248	$11.713	0
	2010	$11.713	$14.055	0
	2011	$14.055	$13.336	0
	2012	$13.336	$14.884	0
	2013	$14.884	$21.517	0
	2014	$21.517	$22.339	0
	2015	$22.339	$24.478	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.796	347
	2007	$9.796	$11.753	311
	2008	$11.753	$6.116	0
	2009	$6.116	$9.419	0
	2010	$9.419	$12.193	0
	2011	$12.193	$11.076	0
	2012	$11.076	$11.759	0
	2013	$11.759	$15.820	0
	2014	$15.820	$15.767	0
	2015	$15.767	$14.505	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.415	$19.061	530
	2007	$19.061	$19.203	520
	2008	$19.203	$11.193	569
	2009	$11.193	$16.063	538
	2010	$16.063	$19.894	425
	2011	$19.894	$17.772	0
	2012	$17.772	$19.949	0
	2013	$19.949	$33.448	0
	2014	$33.448	$28.194	0
	2015	$28.194	$24.889	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.983	$29.619	1,936
	2007	$29.619	$23.975	1,662
	2008	$23.975	$14.532	1,660
	2009	$14.532	$18.273	1,430
	2010	$18.273	$23.163	1,261
	2011	$23.163	$23.952	1,213
	2012	$23.952	$27.100	848
	2013	$27.100	$26.984	909
	2014	$26.984	$34.178	814
	2015	$34.178	$34.090	681

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.864	$10.056	2,603
	2007	$10.056	$10.278	2,529
	2008	$10.278	$10.238	1,754
	2009	$10.238	$10.027	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.228	0
	2007	$10.228	$11.733	0
	2008	$11.733	$6.577	0
	2009	$6.577	$8.714	0
	2010	$8.714	$9.966	0
	2011	$9.966	$9.477	0
	2012	$9.477	$10.765	0
	2013	$10.765	$13.789	0
	2014	$13.789	$15.059	0
	2015	$15.059	$14.790	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	0
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	0
	2010	$9.803	$10.792	0
	2011	$10.792	$10.511	0
	2012	$10.511	$11.471	0
	2013	$11.471	$12.700	0
	2014	$12.700	$12.945	0
	2015	$12.945	$12.595	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	0
	2009	$7.385	$9.286	0
	2010	$9.286	$10.384	0
	2011	$10.384	$10.031	0
	2012	$10.031	$11.093	0
	2013	$11.093	$12.547	0
	2014	$12.547	$12.836	0
	2015	$12.836	$12.497	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	0
	2010	$10.459	$10.972	0
	2011	$10.972	$10.881	0
	2012	$10.881	$11.308	0
	2013	$11.308	$11.637	0
	2014	$11.637	$11.785	0
	2015	$11.785	$11.461	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.549	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	0
	2014	$15.518	$17.050	0
	2015	$17.050	$18.059	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	0
	2009	$6.815	$8.419	0
	2010	$8.419	$9.448	0
	2011	$9.448	$9.406	0
	2012	$9.406	$10.638	0
	2013	$10.638	$13.725	0
	2014	$13.725	$15.209	0
	2015	$15.209	$15.037	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.838	0
	2007	$9.838	$11.097	0
	2008	$11.097	$6.555	0
	2009	$6.555	$8.960	0
	2010	$8.960	$11.268	0
	2011	$11.268	$9.826	0
	2012	$9.826	$11.009	0
	2013	$11.009	$14.631	0
	2014	$14.631	$15.174	0
	2015	$15.174	$14.600	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.603	$16.677	715
	2007	$16.677	$15.705	765
	2008	$15.705	$9.962	872
	2009	$9.962	$12.332	884
	2010	$12.332	$14.074	263
	2011	$14.074	$14.097	254
	2012	$14.097	$15.474	255
	2013	$15.474	$19.617	249
	2014	$19.617	$20.940	241
	2015	$20.940	$20.295	245

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.126	$12.868	0
	2007	$12.868	$13.057	0
	2008	$13.057	$8.984	0
	2009	$8.984	$11.915	0
	2010	$11.915	$13.131	0
	2011	$13.131	$13.150	0
	2012	$13.150	$14.489	0
	2013	$14.489	$16.147	0
	2014	$16.147	$16.523	0
	2015	$16.523	$15.021	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.389	$11.269	0
	2007	$11.269	$11.708	0
	2008	$11.708	$7.497	0
	2009	$7.497	$9.513	0
	2010	$9.513	$10.383	0
	2011	$10.383	$10.003	0
	2012	$10.003	$10.994	0
	2013	$10.994	$13.833	0
	2014	$13.833	$15.216	0
	2015	$15.216	$15.720	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.974	0
	2007	$10.974	$12.004	0
	2008	$12.004	$8.400	0
	2009	$8.400	$10.131	0
	2010	$10.131	$11.095	0
	2011	$11.095	$10.531	0
	2012	$10.531	$11.676	0
	2013	$11.676	$14.574	0
	2014	$14.574	$15.068	0
	2015	$15.068	$14.200	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.044	$17.420	0
	2007	$17.420	$17.630	0
	2008	$17.630	$10.844	0
	2009	$10.844	$13.370	0
	2010	$13.370	$14.541	0
	2011	$14.541	$14.075	0
	2012	$14.075	$15.727	0
	2013	$15.727	$19.730	0
	2014	$19.730	$20.672	0
	2015	$20.672	$19.221	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.666	$21.359	167
	2007	$21.359	$20.391	186
	2008	$20.391	$13.359	184
	2009	$13.359	$16.876	191
	2010	$16.876	$21.165	177
	2011	$21.165	$19.924	179
	2012	$19.924	$23.070	177
	2013	$23.070	$30.743	159
	2014	$30.743	$30.241	168
	2015	$30.241	$27.394	175

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.292	$18.384	0
	2007	$18.384	$20.001	0
	2008	$20.001	$11.249	0
	2009	$11.249	$15.797	0
	2010	$15.797	$19.720	0
	2011	$19.720	$18.357	0
	2012	$18.357	$19.902	0
	2013	$19.902	$26.894	0
	2014	$26.894	$28.270	0
	2015	$28.270	$26.916	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.228	$10.406	16,825
	2007	$10.406	$10.850	15,914
	2008	$10.850	$11.418	0
	2009	$11.418	$11.513	0
	2010	$11.513	$11.856	0
	2011	$11.856	$12.256	0
	2012	$12.256	$12.213	0
	2013	$12.213	$11.678	0
	2014	$11.678	$11.809	0
	2015	$11.809	$11.605	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.538	$31.997	0
	2007	$31.997	$40.301	0
	2008	$40.301	$18.642	0
	2009	$18.642	$31.470	0
	2010	$31.470	$36.195	0
	2011	$36.195	$29.789	0
	2012	$29.789	$32.970	0
	2013	$32.970	$31.951	0
	2014	$31.951	$28.628	0
	2015	$28.628	$22.512	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.911	$20.089	0
	2007	$20.089	$22.683	0
	2008	$22.683	$13.228	0
	2009	$13.228	$17.730	0
	2010	$17.730	$18.800	0
	2011	$18.800	$16.434	0
	2012	$16.434	$19.003	0
	2013	$19.003	$22.857	0
	2014	$22.857	$19.868	0
	2015	$19.868	$18.171	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.649	$15.056	0
	2007	$15.056	$16.345	0
	2008	$16.345	$16.979	0
	2009	$16.979	$19.710	0
	2010	$19.710	$22.064	0
	2011	$22.064	$21.394	0
	2012	$21.394	$24.077	0
	2013	$24.077	$23.933	0
	2014	$23.933	$23.838	0
	2015	$23.838	$22.313	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.847	$12.896	139
	2007	$12.896	$14.712	128
	2008	$14.712	$7.322	159
	2009	$7.322	$11.862	135
	2010	$11.862	$13.873	131
	2011	$13.873	$12.703	137
	2012	$12.703	$14.088	140
	2013	$14.088	$19.264	130
	2014	$19.264	$20.381	124
	2015	$20.381	$20.882	119

Invesco V.I. American Value Fund - Series I
	2006	$12.370	$14.605	0
	2007	$14.605	$15.404	0
	2008	$15.404	$8.845	0
	2009	$8.845	$12.043	0
	2010	$12.043	$14.400	0
	2011	$14.400	$14.215	0
	2012	$14.215	$16.309	0
	2013	$16.309	$21.418	0
	2014	$21.418	$22.992	0
	2015	$22.992	$20.436	0

Invesco V.I. American Value Fund - Series II
	2006	$12.345	$14.566	0
	2007	$14.566	$15.348	0
	2008	$15.348	$8.794	0
	2009	$8.794	$11.969	0
	2010	$11.969	$14.304	0
	2011	$14.304	$14.107	0
	2012	$14.107	$16.154	0
	2013	$16.154	$21.162	0
	2014	$21.162	$22.660	0
	2015	$22.660	$20.089	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.505	$13.059	951
	2007	$13.059	$12.474	1,001
	2008	$12.474	$7.832	1,227
	2009	$7.832	$9.837	1,181
	2010	$9.837	$11.132	0
	2011	$11.132	$10.659	0
	2012	$10.659	$12.398	0
	2013	$12.398	$16.450	0
	2014	$16.450	$17.554	0
	2015	$17.554	$16.106	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.472	$12.633	2,309
	2007	$12.633	$12.770	2,307
	2008	$12.770	$9.657	2,304
	2009	$9.657	$11.570	2,301
	2010	$11.570	$12.678	2,301
	2011	$12.678	$12.240	2,301
	2012	$12.240	$13.454	2,301
	2013	$13.454	$16.435	2,301
	2014	$16.435	$17.484	2,301
	2015	$17.484	$16.659	2,301

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.924	$18.065	14,641
	2007	$18.065	$18.113	14,400
	2008	$18.113	$12.009	97
	2009	$12.009	$14.578	107
	2010	$14.578	$15.997	116
	2011	$15.997	$15.294	118
	2012	$15.294	$17.104	116
	2013	$17.104	$22.379	109
	2014	$22.379	$24.071	105
	2015	$24.071	$22.763	108

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.047	$12.364	0
	2007	$12.364	$14.220	0
	2008	$14.220	$7.394	0
	2009	$7.394	$11.310	0
	2010	$11.310	$14.079	0
	2011	$14.079	$12.482	0
	2012	$12.482	$13.628	0
	2013	$13.628	$18.208	0
	2014	$18.208	$19.180	0
	2015	$19.180	$18.955	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.253	$10.965	0
	2007	$10.965	$11.387	0
	2008	$11.387	$9.184	0
	2009	$9.184	$12.066	0
	2010	$12.066	$13.255	0
	2011	$13.255	$13.533	0
	2012	$13.533	$14.895	0
	2013	$14.895	$15.760	0
	2014	$15.760	$16.085	0
	2015	$16.085	$15.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.398	$12.782	0
	2007	$12.782	$13.341	0
	2008	$13.341	$9.307	0
	2009	$9.307	$11.468	0
	2010	$11.468	$13.351	0
	2011	$13.351	$12.473	0
	2012	$12.473	$13.490	0
	2013	$13.490	$17.913	0
	2014	$17.913	$18.772	0
	2015	$18.772	$17.729	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.988	$12.604	0
	2007	$12.604	$12.750	0
	2008	$12.750	$7.928	0
	2009	$7.928	$9.220	0
	2010	$9.220	$10.589	0
	2011	$10.589	$9.728	0
	2012	$9.728	$10.664	0
	2013	$10.664	$14.175	0
	2014	$14.175	$14.926	0
	2015	$14.926	$14.181	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.388	$12.018	0
	2007	$12.018	$14.255	0
	2008	$14.255	$8.610	0
	2009	$8.610	$12.258	0
	2010	$12.258	$14.738	0
	2011	$14.738	$12.967	0
	2012	$12.967	$14.471	0
	2013	$14.471	$19.402	0
	2014	$19.402	$20.129	0
	2015	$20.129	$20.225	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	0
	2007	$12.912	$12.701	0
	2008	$12.701	$7.533	0
	2009	$7.533	$9.329	0
	2010	$9.329	$11.446	0
	2011	$11.446	$10.746	0
	2012	$10.746	$12.039	0
	2013	$12.039	$15.346	0
	2014	$15.346	$16.740	0
	2015	$16.740	$15.753	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.100	$13.799	0
	2007	$13.799	$15.365	0
	2008	$15.365	$8.166	0
	2009	$8.166	$11.513	0
	2010	$11.513	$12.291	0
	2011	$12.291	$11.857	0
	2012	$11.857	$13.198	0
	2013	$13.198	$16.708	0
	2014	$16.708	$18.815	0
	2015	$18.815	$19.004	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares

	2006	$14.195	$15.392	17,063
	2007	$15.392	$15.578	16,626
	2008	$15.578	$8.591	0
	2009	$8.591	$10.218	0
	2010	$10.218	$11.261	0
	2011	$11.261	$11.057	0
	2012	$11.057	$12.124	0
	2013	$12.124	$13.380	0
	2014	$13.380	$14.136	0
	2015	$14.136	$13.905	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.105	$10.371	0
	2007	$10.371	$10.558	0
	2008	$10.558	$6.291	0
	2009	$6.291	$6.711	0
	2010	$6.711	$7.304	0
	2011	$7.304	$7.711	0
	2012	$7.711	$8.309	0
	2013	$8.309	$8.096	0
	2014	$8.096	$8.467	0
	2015	$8.467	$8.340	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.782	$15.854	0
	2007	$15.854	$16.441	0
	2008	$16.441	$8.167	0
	2009	$8.167	$10.565	0
	2010	$10.565	$13.141	0
	2011	$13.141	$12.961	0
	2012	$12.961	$14.725	0
	2013	$14.725	$19.534	0
	2014	$19.534	$20.162	0
	2015	$20.162	$20.972	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.381	$21.102	0
	2007	$21.102	$21.892	0
	2008	$21.892	$12.776	0
	2009	$12.776	$17.414	0
	2010	$17.414	$19.708	0
	2011	$19.708	$17.633	0
	2012	$17.633	$20.860	0
	2013	$20.860	$25.910	0
	2014	$25.910	$25.864	0
	2015	$25.864	$26.226	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.844	$13.472	1,229
	2007	$13.472	$14.434	1,153
	2008	$14.434	$12.073	1,048
	2009	$12.073	$13.983	1,117
	2010	$13.983	$15.697	0
	2011	$15.697	$15.454	0
	2012	$15.454	$17.102	0
	2013	$17.102	$16.666	0
	2014	$16.666	$16.707	0
	2015	$16.707	$15.934	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.687	$14.623	23,947
	2007	$14.623	$14.234	24,260
	2008	$14.234	$2.983	0
	2009	$2.983	$3.675	0
	2010	$3.675	$4.113	0
	2011	$4.113	$3.921	0
	2012	$3.921	$4.335	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.886	$15.588	0
	2007	$15.588	$15.877	0
	2008	$15.877	$9.531	0
	2009	$9.531	$11.932	0
	2010	$11.932	$13.517	0
	2011	$13.517	$13.180	0
	2012	$13.180	$15.032	0
	2013	$15.032	$19.326	0
	2014	$19.326	$20.869	0
	2015	$20.869	$21.046	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.260	$20.479	0
	2007	$20.479	$19.750	0
	2008	$19.750	$11.975	0
	2009	$11.975	$16.033	0
	2010	$16.033	$19.298	0
	2011	$19.298	$18.426	0
	2012	$18.426	$21.206	0
	2013	$21.206	$29.169	0
	2014	$29.169	$31.855	0
	2015	$31.855	$29.259	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.234	316
	2010	$12.234	$13.475	0
	2011	$13.475	$13.434	0
	2012	$13.434	$15.675	0
	2013	$15.675	$20.302	0
	2014	$20.302	$22.372	0
	2015	$22.372	$21.216	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.949	$14.177	0
	2007	$14.177	$13.997	0
	2008	$13.997	$8.115	0
	2009	$8.115	$9.971	0
	2010	$9.971	$10.809	0
	2011	$10.809	$10.866	0
	2012	$10.866	$11.959	0
	2013	$11.959	$13.814	0
	2014	$13.814	$14.954	0
	2015	$14.954	$14.461	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.819	$15.255	0
	2007	$15.255	$15.358	0
	2008	$15.358	$10.016	0
	2009	$10.016	$13.246	0
	2010	$13.246	$14.859	0
	2011	$14.859	$14.473	0
	2012	$14.473	$16.165	0
	2013	$16.165	$18.894	0
	2014	$18.894	$20.221	0
	2015	$20.221	$19.813	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.052	$13.124	0
	2007	$13.124	$12.758	0
	2008	$12.758	$10.348	0
	2009	$10.348	$12.753	0
	2010	$12.753	$12.782	0
	2011	$12.782	$12.355	0
	2012	$12.355	$14.775	0
	2013	$14.775	$20.472	0
	2014	$20.472	$25.560	0
	2015	$25.560	$26.946	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.675	$21.963	0
	2007	$21.963	$25.763	0
	2008	$25.763	$17.515	0
	2009	$17.515	$18.392	0
	2010	$18.392	$18.319	0
	2011	$18.319	$16.950	0
	2012	$16.950	$17.413	0
	2013	$17.413	$19.385	0
	2014	$19.385	$21.725	0
	2015	$21.725	$19.142	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.037	$17.049	0
	2007	$17.049	$15.667	0
	2008	$15.667	$9.394	0
	2009	$9.394	$11.927	0
	2010	$11.927	$13.343	0
	2011	$13.343	$12.446	0
	2012	$12.446	$14.502	0
	2013	$14.502	$19.245	0
	2014	$19.245	$20.844	0
	2015	$20.844	$18.853	0

Putnam VT High Yield Fund - Class IB
	2006	$14.483	$15.658	529
	2007	$15.658	$15.741	529
	2008	$15.741	$11.383	558
	2009	$11.383	$16.721	468
	2010	$16.721	$18.651	0
	2011	$18.651	$18.564	0
	2012	$18.564	$21.063	0
	2013	$21.063	$22.220	0
	2014	$22.220	$22.073	0
	2015	$22.073	$20.434	0

Putnam VT Income Fund - Class IB
	2006	$10.630	$10.868	1,523
	2007	$10.868	$11.184	1,488
	2008	$11.184	$8.322	1,528
	2009	$8.322	$11.938	1,309
	2010	$11.938	$12.829	0
	2011	$12.829	$13.176	0
	2012	$13.176	$14.271	0
	2013	$14.271	$14.220	0
	2014	$14.220	$14.807	0
	2015	$14.807	$14.271	0

Putnam VT International Equity Fund - Class IB
	2006	$16.614	$20.756	0
	2007	$20.756	$21.998	0
	2008	$21.998	$12.059	0
	2009	$12.059	$14.700	0
	2010	$14.700	$15.820	0
	2011	$15.820	$12.854	0
	2012	$12.854	$15.327	0
	2013	$15.327	$19.200	0
	2014	$19.200	$17.506	0
	2015	$17.506	$17.147	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.163	$16.899	0
	2007	$16.899	$15.673	0
	2008	$15.673	$9.267	0
	2009	$9.267	$11.858	0
	2010	$11.858	$13.212	0
	2011	$13.212	$12.929	0
	2012	$12.929	$14.774	0
	2013	$14.774	$19.526	0
	2014	$19.526	$21.756	0
	2015	$21.756	$20.816	0

Putnam VT Money Market Fund - Class IB
	2006	$9.684	$9.889	1,675
	2007	$9.889	$10.134	1,642
	2008	$10.134	$10.166	1,242
	2009	$10.166	$9.964	1,567
	2010	$9.964	$9.750	0
	2011	$9.750	$9.538	0
	2012	$9.538	$9.329	0
	2013	$9.329	$9.126	0
	2014	$9.126	$8.927	0
	2015	$8.927	$8.732	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.596	$16.561	0
	2007	$16.561	$17.125	0
	2008	$17.125	$10.260	0
	2009	$10.260	$13.260	0
	2010	$13.260	$15.507	0
	2011	$15.507	$14.397	0
	2012	$14.397	$16.441	0
	2013	$16.441	$21.941	0
	2014	$21.941	$24.355	0
	2015	$24.355	$23.753	0

Putnam VT New Value Fund - Class IB
	2006	$16.964	$19.251	215
	2007	$19.251	$17.907	232
	2008	$17.907	$9.675	332
	2009	$9.675	$9.103	0

Putnam VT Research Fund - Class IB
	2006	$14.086	$15.337	0
	2007	$15.337	$15.083	0
	2008	$15.083	$9.066	0
	2009	$9.066	$11.810	0
	2010	$11.810	$13.444	0
	2011	$13.444	$12.920	0
	2012	$12.920	$14.901	0
	2013	$14.901	$19.437	0
	2014	$19.437	$21.837	0
	2015	$21.837	$21.029	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.179	$17.720	0
	2007	$17.720	$17.990	0
	2008	$17.990	$9.582	0
	2009	$9.582	$13.003	0
	2010	$13.003	$14.794	0

Putnam VT Voyager Fund - Class IB
	2006	$13.107	$13.518	0
	2007	$13.518	$13.950	0
	2008	$13.950	$8.591	0
	2009	$8.591	$13.772	0
	2010	$13.772	$16.273	0
	2011	$16.273	$13.076	0
	2012	$13.076	$14.609	0
	2013	$14.609	$20.537	0
	2014	$20.537	$22.040	0
	2015	$22.040	$20.239	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.309	$17.676	10,112
	2007	$17.676	$18.392	9,591
	2008	$18.392	$15.295	155
	2009	$15.295	$19.465	160
	2010	$19.465	$20.893	170
	2011	$20.893	$21.844	164
	2012	$21.844	$25.183	156
	2013	$25.183	$22.475	214
	2014	$22.475	$22.618	220
	2015	$22.618	$21.863	225

UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	0
	2007	$14.359	$15.417	0
	2008	$15.417	$10.715	0
	2009	$10.715	$13.579	0
	2010	$13.579	$15.147	0
	2011	$15.147	$16.157	0
	2012	$16.157	$18.266	0
	2013	$18.266	$21.379	0
	2014	$21.379	$21.854	0
	2015	$21.854	$22.701	0

UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	289
	2007	$12.355	$14.730	254
	2008	$14.730	$7.320	316
	2009	$7.320	$11.854	271
	2010	$11.854	$14.245	253
	2011	$14.245	$13.544	253
	2012	$13.544	$15.151	259
	2013	$15.151	$21.944	230
	2014	$21.944	$22.828	221
	2015	$22.828	$25.061	200

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	0
	2007	$12.266	$14.595	0
	2008	$14.595	$7.231	0
	2009	$7.231	$11.679	0
	2010	$11.679	$14.007	0
	2011	$14.007	$13.284	0
	2012	$13.284	$14.819	0
	2013	$14.819	$21.411	0
	2014	$21.411	$22.218	0
	2015	$22.218	$24.332	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	0
	2007	$9.793	$11.743	0
	2008	$11.743	$6.108	0
	2009	$6.108	$9.402	0
	2010	$9.402	$12.164	0
	2011	$12.164	$11.044	0
	2012	$11.044	$11.719	0
	2013	$11.719	$15.758	0
	2014	$15.758	$15.697	0
	2015	$15.697	$14.434	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	0
	2007	$19.025	$19.158	0
	2008	$19.158	$11.161	0
	2009	$11.161	$16.008	0
	2010	$16.008	$19.816	0
	2011	$19.816	$17.694	0
	2012	$17.694	$19.851	0
	2013	$19.851	$33.266	0
	2014	$33.266	$28.027	0
	2015	$28.027	$24.728	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.953	$29.563	5,923
	2007	$29.563	$23.918	7,219
	2008	$23.918	$14.490	0
	2009	$14.490	$18.211	0
	2010	$18.211	$23.072	0
	2011	$23.072	$23.846	0
	2012	$23.846	$26.966	0
	2013	$26.966	$26.838	0
	2014	$26.838	$33.975	0
	2015	$33.975	$33.870	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.854	$10.040	34,878
	2007	$10.040	$10.257	33,668
	2008	$10.257	$10.212	0
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.221	162
	2007	$10.221	$11.713	162
	2008	$11.713	$6.559	161
	2009	$6.559	$8.682	161
	2010	$8.682	$9.919	0
	2011	$9.919	$9.422	0
	2012	$9.422	$10.692	0
	2013	$10.692	$13.681	0
	2014	$13.681	$14.926	0
	2015	$14.926	$14.644	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.029	0
	2008	$11.029	$8.064	0
	2009	$8.064	$9.766	0
	2010	$9.766	$10.740	0
	2011	$10.740	$10.450	0
	2012	$10.450	$11.393	0
	2013	$11.393	$12.601	0
	2014	$12.601	$12.831	0
	2015	$12.831	$12.471	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.441	0
	2007	$10.441	$11.218	0
	2008	$11.218	$7.365	0
	2009	$7.365	$9.251	0
	2010	$9.251	$10.335	0
	2011	$10.335	$9.973	0
	2012	$9.973	$11.018	0
	2013	$11.018	$12.449	0
	2014	$12.449	$12.723	0
	2015	$12.723	$12.374	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.450	0
	2007	$10.450	$11.341	0
	2008	$11.341	$6.851	0
	2009	$6.851	$8.781	0
	2010	$8.781	$9.944	0
	2011	$9.944	$9.441	0
	2012	$9.441	$10.625	0
	2013	$10.625	$12.605	0
	2014	$12.605	$12.900	0
	2015	$12.900	$12.538	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.303	0
	2007	$10.303	$10.661	0
	2008	$10.661	$9.302	0
	2009	$9.302	$10.419	0
	2010	$10.419	$10.919	0
	2011	$10.919	$10.818	0
	2012	$10.818	$11.231	0
	2013	$11.231	$11.546	0
	2014	$11.546	$11.680	0
	2015	$11.680	$11.348	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.376	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.700	0
	2007	$9.700	$11.591	0
	2008	$11.591	$6.254	0
	2009	$6.254	$8.826	0
	2010	$8.826	$10.329	0
	2011	$10.329	$10.138	0
	2012	$10.138	$11.706	0
	2013	$11.706	$15.397	0
	2014	$15.397	$16.900	0
	2015	$16.900	$17.893	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.772	0
	2007	$10.772	$11.069	0
	2008	$11.069	$6.797	0
	2009	$6.797	$8.388	0
	2010	$8.388	$9.403	0
	2011	$9.403	$9.352	0
	2012	$9.352	$10.565	0
	2013	$10.565	$13.618	0
	2014	$13.618	$15.074	0
	2015	$15.074	$14.888	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.831	0
	2007	$9.831	$11.078	0
	2008	$11.078	$6.537	0
	2009	$6.537	$8.926	0
	2010	$8.926	$11.214	0
	2011	$11.214	$9.769	0
	2012	$9.769	$10.934	0
	2013	$10.934	$14.516	0
	2014	$14.516	$15.040	0
	2015	$15.040	$14.456	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.551	$16.601	2,244
	2007	$16.601	$15.618	211
	2008	$15.618	$9.897	210
	2009	$9.897	$12.238	210
	2010	$12.238	$13.952	209
	2011	$13.952	$13.961	209
	2012	$13.961	$15.309	208
	2013	$15.309	$19.388	208
	2014	$19.388	$20.674	208
	2015	$20.674	$20.017	140

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.107	$12.833	283
	2007	$12.833	$13.008	4,773
	2008	$13.008	$8.941	4,491
	2009	$8.941	$11.846	4,147
	2010	$11.846	$13.042	3,583
	2011	$13.042	$13.047	3,318
	2012	$13.047	$14.361	3,056
	2013	$14.361	$15.988	2,827
	2014	$15.988	$16.343	2,621
	2015	$16.343	$14.843	2,407

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.375	$11.243	347
	2007	$11.243	$11.669	1,340
	2008	$11.669	$7.465	1,330
	2009	$7.465	$9.462	1,283
	2010	$9.462	$10.317	1,261
	2011	$10.317	$9.929	1,234
	2012	$9.929	$10.902	1,200
	2013	$10.902	$13.703	1,055
	2014	$13.703	$15.057	941
	2015	$15.057	$15.540	850

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.966	0
	2007	$10.966	$11.983	1,431
	2008	$11.983	$8.377	1,341
	2009	$8.377	$10.093	1,232
	2010	$10.093	$11.042	1,142
	2011	$11.042	$10.470	1,057
	2012	$10.470	$11.596	974
	2013	$11.596	$14.460	901
	2014	$14.460	$14.935	835
	2015	$14.935	$14.060	767

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.991	$17.341	1,422
	2007	$17.341	$17.531	2,452
	2008	$17.531	$10.773	2,309
	2009	$10.773	$13.268	2,137
	2010	$13.268	$14.415	1,991
	2011	$14.415	$13.939	1,848
	2012	$13.939	$15.559	1,707
	2013	$15.559	$19.500	1,490
	2014	$19.500	$20.410	1,382
	2015	$20.410	$18.958	1,269

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.600	$21.261	1,716
	2007	$21.261	$20.277	245
	2008	$20.277	$13.271	257
	2009	$13.271	$16.747	255
	2010	$16.747	$20.983	241
	2011	$20.983	$19.732	235
	2012	$19.732	$22.824	231
	2013	$22.824	$30.384	96
	2014	$30.384	$29.857	96
	2015	$29.857	$27.018	65

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.230	$18.300	0
	2007	$18.300	$19.889	0
	2008	$19.889	$11.175	0
	2009	$11.175	$15.677	0
	2010	$15.677	$19.549	0
	2011	$19.549	$18.180	0
	2012	$18.180	$19.690	0
	2013	$19.690	$26.580	0
	2014	$26.580	$27.912	0
	2015	$27.912	$26.548	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.211	$10.378	0
	2007	$10.378	$10.809	0
	2008	$10.809	$11.363	0
	2009	$11.363	$11.447	0
	2010	$11.447	$11.776	0
	2011	$11.776	$12.160	0
	2012	$12.160	$12.105	0
	2013	$12.105	$11.563	0
	2014	$11.563	$11.681	0
	2015	$11.681	$11.468	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.447	$31.851	0
	2007	$31.851	$40.076	0
	2008	$40.076	$18.518	0
	2009	$18.518	$31.230	0
	2010	$31.230	$35.882	0
	2011	$35.882	$29.502	0
	2012	$29.502	$32.619	0
	2013	$32.619	$31.578	0
	2014	$31.578	$28.265	0
	2015	$28.265	$22.203	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.851	$19.997	1,623
	2007	$19.997	$22.556	2,980
	2008	$22.556	$13.140	2,840
	2009	$13.140	$17.595	2,617
	2010	$17.595	$18.638	2,461
	2011	$18.638	$16.275	2,345
	2012	$16.275	$18.801	2,156
	2013	$18.801	$22.590	1,988
	2014	$22.590	$19.616	1,927
	2015	$19.616	$17.922	1,806

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.601	$14.987	0
	2007	$14.987	$16.253	0
	2008	$16.253	$16.867	0
	2009	$16.867	$19.560	0
	2010	$19.560	$21.874	0
	2011	$21.874	$21.188	0
	2012	$21.188	$23.820	0
	2013	$23.820	$23.654	0
	2014	$23.654	$23.536	0
	2015	$23.536	$22.007	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.802	$12.838	2,017
	2007	$12.838	$14.629	239
	2008	$14.629	$7.273	239
	2009	$7.273	$11.772	238
	2010	$11.772	$13.753	237
	2011	$13.753	$12.580	237
	2012	$12.580	$13.938	236
	2013	$13.938	$19.039	236
	2014	$19.039	$20.122	236
	2015	$20.122	$20.596	158

Invesco V.I. American Value Fund - Series I
	2006	$12.349	$14.565	0
	2007	$14.565	$15.346	0
	2008	$15.346	$8.803	0
	2009	$8.803	$11.974	0
	2010	$11.974	$14.302	0
	2011	$14.302	$14.104	0
	2012	$14.104	$16.165	0
	2013	$16.165	$21.208	0
	2014	$21.208	$22.743	0
	2015	$22.743	$20.193	0

Invesco V.I. American Value Fund - Series II
	2006	$12.324	$14.526	0
	2007	$14.526	$15.291	217
	2008	$15.291	$8.752	230
	2009	$8.752	$11.900	205
	2010	$11.900	$14.207	182
	2011	$14.207	$13.997	171
	2012	$13.997	$16.011	158
	2013	$16.011	$20.953	132
	2014	$20.953	$22.414	118
	2015	$22.414	$19.851	121

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.485	$13.023	150
	2007	$13.023	$12.427	162
	2008	$12.427	$7.795	190
	2009	$7.795	$9.780	184
	2010	$9.780	$11.056	178
	2011	$11.056	$10.576	184
	2012	$10.576	$12.289	173
	2013	$12.289	$16.288	146
	2014	$16.288	$17.364	141
	2015	$17.364	$15.915	151

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.452	$12.598	0
	2007	$12.598	$12.722	0
	2008	$12.722	$9.611	0
	2009	$9.611	$11.503	0
	2010	$11.503	$12.592	0
	2011	$12.592	$12.144	0
	2012	$12.144	$13.335	0
	2013	$13.335	$16.273	0
	2014	$16.273	$17.294	0
	2015	$17.294	$16.461	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.867	$17.982	351
	2007	$17.982	$18.011	355
	2008	$18.011	$11.930	373
	2009	$11.930	$14.467	389
	2010	$14.467	$15.859	407
	2011	$15.859	$15.146	402
	2012	$15.146	$16.922	390
	2013	$16.922	$22.118	107
	2014	$22.118	$23.765	103
	2015	$23.765	$22.452	107

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.027	$12.331	228
	2007	$12.331	$14.167	208
	2008	$14.167	$7.359	272
	2009	$7.359	$11.244	232
	2010	$11.244	$13.983	211
	2011	$13.983	$12.385	213
	2012	$12.385	$13.507	221
	2013	$13.507	$18.029	0
	2014	$18.029	$18.971	0
	2015	$18.971	$18.730	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.240	$10.940	178
	2007	$10.940	$11.349	762
	2008	$11.349	$9.145	592
	2009	$9.145	$12.001	562
	2010	$12.001	$13.170	544
	2011	$13.170	$13.434	500
	2012	$13.434	$14.770	486
	2013	$14.770	$15.612	506
	2014	$15.612	$15.917	490
	2015	$15.917	$15.314	474

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.384	$12.752	130
	2007	$12.752	$13.296	130
	2008	$13.296	$9.267	129
	2009	$9.267	$11.406	129
	2010	$11.406	$13.266	0
	2011	$13.266	$12.381	0
	2012	$12.381	$13.377	0
	2013	$13.377	$17.744	0
	2014	$17.744	$18.576	0
	2015	$18.576	$17.526	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.974	$12.575	276
	2007	$12.575	$12.708	276
	2008	$12.708	$7.894	275
	2009	$7.894	$9.171	275
	2010	$9.171	$10.521	0
	2011	$10.521	$9.656	0
	2012	$9.656	$10.574	0
	2013	$10.574	$14.042	0
	2014	$14.042	$14.770	0
	2015	$14.770	$14.019	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.373	$11.991	0
	2007	$11.991	$14.208	234
	2008	$14.208	$8.573	233
	2009	$8.573	$12.192	200
	2010	$12.192	$14.644	177
	2011	$14.644	$12.871	186
	2012	$12.871	$14.349	176
	2013	$14.349	$19.220	144
	2014	$19.220	$19.919	133
	2015	$19.919	$19.993	120

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.746	$12.882	135
	2007	$12.882	$12.658	135
	2008	$12.658	$7.500	134
	2009	$7.500	$9.279	134
	2010	$9.279	$11.373	0
	2011	$11.373	$10.667	0
	2012	$10.667	$11.938	0
	2013	$11.938	$15.201	0
	2014	$15.201	$16.566	0
	2015	$16.566	$15.573	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.065	$13.747	142
	2007	$13.747	$15.292	131
	2008	$15.292	$8.119	182
	2009	$8.119	$11.435	157
	2010	$11.435	$12.195	161
	2011	$12.195	$11.753	165
	2012	$11.753	$13.068	163
	2013	$13.068	$16.527	144
	2014	$16.527	$18.592	132
	2015	$18.592	$18.760	127

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.144	$15.322	2,000
	2007	$15.322	$15.491	523
	2008	$15.491	$8.534	551
	2009	$8.534	$10.140	589
	2010	$10.140	$11.164	0
	2011	$11.164	$10.951	0
	2012	$10.951	$11.994	0
	2013	$11.994	$13.224	0
	2014	$13.224	$13.957	0
	2015	$13.957	$13.714	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.092	$10.348	0
	2007	$10.348	$10.523	1,183
	2008	$10.523	$6.264	1,180
	2009	$6.264	$6.675	1,380
	2010	$6.675	$7.258	1,344
	2011	$7.258	$7.654	1,171
	2012	$7.654	$8.239	1,148
	2013	$8.239	$8.020	1,290
	2014	$8.020	$8.379	1,193
	2015	$8.379	$8.245	1,104

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.726	$15.782	0
	2007	$15.782	$16.349	0
	2008	$16.349	$8.113	0
	2009	$8.113	$10.484	0
	2010	$10.484	$13.027	0
	2011	$13.027	$12.836	0
	2012	$12.836	$14.568	0
	2013	$14.568	$19.306	0
	2014	$19.306	$19.906	0
	2015	$19.906	$20.685	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.316	$21.005	81
	2007	$21.005	$21.770	81
	2008	$21.770	$12.692	81
	2009	$12.692	$17.282	81
	2010	$17.282	$19.538	0
	2011	$19.538	$17.463	0
	2012	$17.463	$20.637	0
	2013	$20.637	$25.607	0
	2014	$25.607	$25.535	0
	2015	$25.535	$25.867	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.798	$13.411	4,247
	2007	$13.411	$14.354	1,103
	2008	$14.354	$11.993	955
	2009	$11.993	$13.876	1,032
	2010	$13.876	$15.561	1,017
	2011	$15.561	$15.305	1,006
	2012	$15.305	$16.920	1,051
	2013	$16.920	$16.471	860
	2014	$16.471	$16.495	887
	2015	$16.495	$15.716	808

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.638	$14.557	219
	2007	$14.557	$14.155	218
	2008	$14.155	$2.963	218
	2009	$2.963	$3.647	217
	2010	$3.647	$4.078	217
	2011	$4.078	$3.883	216
	2012	$3.883	$4.289	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.837	$15.516	377
	2007	$15.516	$15.788	697
	2008	$15.788	$9.468	787
	2009	$9.468	$11.841	765
	2010	$11.841	$13.401	731
	2011	$13.401	$13.053	721
	2012	$13.053	$14.872	683
	2013	$14.872	$19.100	591
	2014	$19.100	$20.604	549
	2015	$20.604	$20.757	520

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.195	$20.386	70
	2007	$20.386	$19.639	75
	2008	$19.639	$11.896	90
	2009	$11.896	$15.911	85
	2010	$15.911	$19.131	77
	2011	$19.131	$18.249	74
	2012	$18.249	$20.980	72
	2013	$20.980	$28.828	0
	2014	$28.828	$31.451	0
	2015	$31.451	$28.858	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.141	399
	2010	$12.141	$13.359	390
	2011	$13.359	$13.304	371
	2012	$13.304	$15.508	340
	2013	$15.508	$20.065	291
	2014	$20.065	$22.088	260
	2015	$22.088	$20.925	258

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.903	$14.112	1,617
	2007	$14.112	$13.918	0
	2008	$13.918	$8.061	0
	2009	$8.061	$9.895	0
	2010	$9.895	$10.716	0
	2011	$10.716	$10.761	0
	2012	$10.761	$11.832	0
	2013	$11.832	$13.653	0
	2014	$13.653	$14.764	0
	2015	$14.764	$14.263	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.770	$15.186	0
	2007	$15.186	$15.272	0
	2008	$15.272	$9.950	0
	2009	$9.950	$13.145	0
	2010	$13.145	$14.730	0
	2011	$14.730	$14.334	0
	2012	$14.334	$15.993	0
	2013	$15.993	$18.673	0
	2014	$18.673	$19.965	0
	2015	$19.965	$19.541	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.006	$13.064	1,675
	2007	$13.064	$12.687	0
	2008	$12.687	$10.279	0
	2009	$10.279	$12.656	0
	2010	$12.656	$12.671	0
	2011	$12.671	$12.236	0
	2012	$12.236	$14.617	0
	2013	$14.617	$20.233	0
	2014	$20.233	$25.235	0
	2015	$25.235	$26.577	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.612	$21.862	0
	2007	$21.862	$25.619	0
	2008	$25.619	$17.400	0
	2009	$17.400	$18.252	0
	2010	$18.252	$18.161	0
	2011	$18.161	$16.786	0
	2012	$16.786	$17.228	0
	2013	$17.228	$19.159	0
	2014	$19.159	$21.450	0
	2015	$21.450	$18.880	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.984	$16.971	0
	2007	$16.971	$15.579	0
	2008	$15.579	$9.331	0
	2009	$9.331	$11.836	0
	2010	$11.836	$13.228	0
	2011	$13.228	$12.326	0
	2012	$12.326	$14.347	0
	2013	$14.347	$19.021	0
	2014	$19.021	$20.580	0
	2015	$20.580	$18.595	0

Putnam VT High Yield Fund - Class IB
	2006	$14.432	$15.587	93
	2007	$15.587	$15.653	307
	2008	$15.653	$11.307	257
	2009	$11.307	$16.593	228
	2010	$16.593	$18.490	218
	2011	$18.490	$18.385	205
	2012	$18.385	$20.839	192
	2013	$20.839	$21.961	126
	2014	$21.961	$21.793	122
	2015	$21.793	$20.154	120

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.593	$10.819	4,498
	2007	$10.819	$11.122	1,421
	2008	$11.122	$8.267	1,248
	2009	$8.267	$11.847	1,090
	2010	$11.847	$12.718	1,090
	2011	$12.718	$13.049	1,009
	2012	$13.049	$14.119	1,002
	2013	$14.119	$14.054	996
	2014	$14.054	$14.619	965
	2015	$14.619	$14.076	945

Putnam VT International Equity Fund - Class IB
	2006	$16.555	$20.662	143
	2007	$20.662	$21.875	283
	2008	$21.875	$11.979	336
	2009	$11.979	$14.588	340
	2010	$14.588	$15.684	357
	2011	$15.684	$12.730	395
	2012	$12.730	$15.163	366
	2013	$15.163	$18.975	146
	2014	$18.975	$17.284	153
	2015	$17.284	$16.912	142

Putnam VT Investors Fund - Class IB
	2006	$15.109	$16.822	0
	2007	$16.822	$15.585	0
	2008	$15.585	$9.205	0
	2009	$9.205	$11.767	0
	2010	$11.767	$13.098	0
	2011	$13.098	$12.804	0
	2012	$12.804	$14.616	0
	2013	$14.616	$19.298	0
	2014	$19.298	$21.479	0
	2015	$21.479	$20.531	0

Putnam VT Money Market Fund - Class IB
	2006	$9.649	$9.843	740
	2007	$9.843	$10.077	1,075
	2008	$10.077	$10.099	716
	2009	$10.099	$9.888	930
	2010	$9.888	$9.665	1,025
	2011	$9.665	$9.446	1,013
	2012	$9.446	$9.230	1,123
	2013	$9.230	$9.019	1,092
	2014	$9.019	$8.814	1,146
	2015	$8.814	$8.613	1,123

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.540	$16.485	1,389
	2007	$16.485	$17.030	0
	2008	$17.030	$10.192	0
	2009	$10.192	$13.159	0
	2010	$13.159	$15.373	0
	2011	$15.373	$14.258	0
	2012	$14.258	$16.265	0
	2013	$16.265	$21.685	0
	2014	$21.685	$24.046	0
	2015	$24.046	$23.427	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.904	$19.163	102
	2007	$19.163	$17.806	346
	2008	$17.806	$9.611	414
	2009	$9.611	$9.041	0

Putnam VT Research Fund - Class IB
	2006	$14.036	$15.267	0
	2007	$15.267	$14.999	0
	2008	$14.999	$9.006	0
	2009	$9.006	$11.720	0
	2010	$11.720	$13.328	0
	2011	$13.328	$12.795	0
	2012	$12.795	$14.742	0
	2013	$14.742	$19.210	0
	2014	$19.210	$21.560	0
	2015	$21.560	$20.740	0

Putnam VT Vista Fund - Class IB
	2006	$17.118	$17.639	0
	2007	$17.639	$17.890	0
	2008	$17.890	$9.518	0
	2009	$9.518	$12.904	0
	2010	$12.904	$14.670	0

Putnam VT Voyager Fund - Class IB
	2006	$13.060	$13.456	4,506
	2007	$13.456	$13.872	322
	2008	$13.872	$8.534	354
	2009	$8.534	$13.667	292
	2010	$13.667	$16.132	276
	2011	$16.132	$12.950	300
	2012	$12.950	$14.453	311
	2013	$14.453	$20.297	0
	2014	$20.297	$21.760	0
	2015	$21.760	$19.962	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.251	$17.595	0
	2007	$17.595	$18.289	0
	2008	$18.289	$15.193	0
	2009	$15.193	$19.316	0
	2010	$19.316	$20.713	0
	2011	$20.713	$21.633	0
	2012	$21.633	$24.915	0
	2013	$24.915	$22.212	0
	2014	$22.212	$22.331	0
	2015	$22.331	$21.563	0

UIF Global Franchise Portfolio, Class II
	2006	$12.057	$14.315	0
	2007	$14.315	$15.354	0
	2008	$15.354	$10.660	0
	2009	$10.660	$13.495	0
	2010	$13.495	$15.039	0
	2011	$15.039	$16.025	0
	2012	$16.025	$18.098	0
	2013	$18.098	$21.161	0
	2014	$21.161	$21.609	0
	2015	$21.609	$22.424	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.112	$12.321	138
	2007	$12.321	$14.674	137
	2008	$14.674	$7.285	137
	2009	$7.285	$11.785	137
	2010	$11.785	$14.148	136
	2011	$14.148	$13.438	136
	2012	$13.438	$15.017	136
	2013	$15.017	$21.728	136
	2014	$21.728	$22.580	135
	2015	$22.580	$24.764	91

UIF Growth Portfolio, Class II
	2006	$12.059	$12.233	0
	2007	$12.233	$14.540	0
	2008	$14.540	$7.196	0
	2009	$7.196	$11.612	0
	2010	$11.612	$13.912	0
	2011	$13.912	$13.180	0
	2012	$13.180	$14.688	0
	2013	$14.688	$21.201	0
	2014	$21.201	$21.977	0
	2015	$21.977	$24.043	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.786	0
	2007	$9.786	$11.723	495
	2008	$11.723	$6.091	573
	2009	$6.091	$9.366	456
	2010	$9.366	$12.106	373
	2011	$12.106	$10.980	381
	2012	$10.980	$11.639	379
	2013	$11.639	$15.635	311
	2014	$15.635	$15.558	298
	2015	$15.558	$14.291	296

UIF Small Company Growth Portfolio, Class II
	2006	$17.345	$18.954	0
	2007	$18.954	$19.066	0
	2008	$19.066	$11.096	0
	2009	$11.096	$15.899	0
	2010	$15.899	$19.662	0
	2011	$19.662	$17.538	0
	2012	$17.538	$19.655	0
	2013	$19.655	$32.905	0
	2014	$32.905	$27.694	0
	2015	$27.694	$24.410	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.875	$29.428	799
	2007	$29.428	$23.784	0
	2008	$23.784	$14.395	0
	2009	$14.395	$18.072	0
	2010	$18.072	$22.873	0
	2011	$22.873	$23.616	0
	2012	$23.616	$26.678	0
	2013	$26.678	$26.524	0
	2014	$26.524	$33.544	0
	2015	$33.544	$33.406	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.834	$10.010	0
	2007	$10.010	$10.215	0
	2008	$10.215	$10.160	0
	2009	$10.160	$9.936	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.217	0
	2007	$10.217	$11.703	32,743
	2008	$11.703	$6.550	0
	2009	$6.550	$8.665	0
	2010	$8.665	$9.895	3,165
	2011	$9.895	$9.395	3,238
	2012	$9.395	$10.655	1,212
	2013	$10.655	$13.627	2,506
	2014	$13.627	$14.859	2,644
	2015	$14.859	$14.572	1,572

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.408	0
	2007	$10.408	$11.019	0
	2008	$11.019	$8.053	0
	2009	$8.053	$9.748	0
	2010	$9.748	$10.715	0
	2011	$10.715	$10.420	0
	2012	$10.420	$11.354	0
	2013	$11.354	$12.552	0
	2014	$12.552	$12.774	0
	2015	$12.774	$12.409	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.438	0
	2007	$10.438	$11.208	0
	2008	$11.208	$7.355	0
	2009	$7.355	$9.234	0
	2010	$9.234	$10.310	0
	2011	$10.310	$9.944	0
	2012	$9.944	$10.980	0
	2013	$10.980	$12.400	0
	2014	$12.400	$12.666	0
	2015	$12.666	$12.313	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.446	0
	2007	$10.446	$11.331	0
	2008	$11.331	$6.841	0
	2009	$6.841	$8.765	0
	2010	$8.765	$9.920	0
	2011	$9.920	$9.414	0
	2012	$9.414	$10.589	0
	2013	$10.589	$12.555	0
	2014	$12.555	$12.843	0
	2015	$12.843	$12.476	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.299	0
	2007	$10.299	$10.652	0
	2008	$10.652	$9.289	0
	2009	$9.289	$10.400	0
	2010	$10.400	$10.893	0
	2011	$10.893	$10.787	0
	2012	$10.787	$11.193	0
	2013	$11.193	$11.500	0
	2014	$11.500	$11.629	0
	2015	$11.629	$11.292	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.290	1,140

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.696	0
	2007	$9.696	$11.581	0
	2008	$11.581	$6.246	0
	2009	$6.246	$8.809	0
	2010	$8.809	$10.304	0
	2011	$10.304	$10.109	0
	2012	$10.109	$11.666	0
	2013	$11.666	$15.336	0
	2014	$15.336	$16.825	1,355
	2015	$16.825	$17.811	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.768	0
	2007	$10.768	$11.060	3,998
	2008	$11.060	$6.787	0
	2009	$6.787	$8.372	0
	2010	$8.372	$9.380	0
	2011	$9.380	$9.325	1,688
	2012	$9.325	$10.529	0
	2013	$10.529	$13.564	2,739
	2014	$13.564	$15.007	3,165
	2015	$15.007	$14.815	3,136

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.828	8,266
	2007	$9.828	$11.069	46,635
	2008	$11.069	$6.528	11,201
	2009	$6.528	$8.910	9,710
	2010	$8.910	$11.187	1,872
	2011	$11.187	$9.740	0
	2012	$9.740	$10.897	0
	2013	$10.897	$14.460	0
	2014	$14.460	$14.973	0
	2015	$14.973	$14.384	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.543	$16.584	21,592
	2007	$16.584	$15.593	17,200
	2008	$15.593	$9.876	13,134
	2009	$9.876	$12.206	7,733
	2010	$12.206	$13.909	6,385
	2011	$13.909	$13.911	6,606
	2012	$13.911	$15.246	3,000
	2013	$15.246	$19.298	2,754
	2014	$19.298	$20.568	2,359
	2015	$20.568	$19.904	1,478

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.097	$12.815	2,117
	2007	$12.815	$12.984	0
	2008	$12.984	$8.919	0
	2009	$8.919	$11.812	0
	2010	$11.812	$12.997	8,581
	2011	$12.997	$12.996	1,473
	2012	$12.996	$14.297	3,478
	2013	$14.297	$15.910	0
	2014	$15.910	$16.254	942
	2015	$16.254	$14.754	895

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.369	$11.230	10,074
	2007	$11.230	$11.650	6,456
	2008	$11.650	$7.448	7,794
	2009	$7.448	$9.437	3,277
	2010	$9.437	$10.284	3,180
	2011	$10.284	$9.893	3,107
	2012	$9.893	$10.856	2,872
	2013	$10.856	$13.638	2,602
	2014	$13.638	$14.978	2,375
	2015	$14.978	$15.451	1,811

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.962	19,014
	2007	$10.962	$11.973	22,609
	2008	$11.973	$8.365	15,810
	2009	$8.365	$10.074	15,105
	2010	$10.074	$11.015	9,335
	2011	$11.015	$10.440	2,221
	2012	$10.440	$11.557	2,207
	2013	$11.557	$14.403	2,605
	2014	$14.403	$14.869	3,338
	2015	$14.869	$13.991	3,209

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.983	$17.323	16,904
	2007	$17.323	$17.504	14,526
	2008	$17.504	$10.750	6,819
	2009	$10.750	$13.233	4,473
	2010	$13.233	$14.371	2,815
	2011	$14.371	$13.889	2,473
	2012	$13.889	$15.495	1,731
	2013	$15.495	$19.409	1,498
	2014	$19.409	$20.305	1,256
	2015	$20.305	$18.851	1,207

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.590	$21.239	26,689
	2007	$21.239	$20.246	16,507
	2008	$20.246	$13.243	12,296
	2009	$13.243	$16.704	9,185
	2010	$16.704	$20.918	9,067
	2011	$20.918	$19.661	7,899
	2012	$19.661	$22.730	7,681
	2013	$22.730	$30.243	6,626
	2014	$30.243	$29.704	1,647
	2015	$29.704	$26.866	1,198

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.221	$18.281	0
	2007	$18.281	$19.858	0
	2008	$19.858	$11.151	0
	2009	$11.151	$15.636	0
	2010	$15.636	$19.489	0
	2011	$19.489	$18.114	0
	2012	$18.114	$19.609	0
	2013	$19.609	$26.457	0
	2014	$26.457	$27.768	0
	2015	$27.768	$26.398	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.202	$10.364	441
	2007	$10.364	$10.789	417
	2008	$10.789	$11.336	38,631
	2009	$11.336	$11.414	47,685
	2010	$11.414	$11.735	46,800
	2011	$11.735	$12.113	45,496
	2012	$12.113	$12.052	45,178
	2013	$12.052	$11.506	32,011
	2014	$11.506	$11.617	29,998
	2015	$11.617	$11.399	29,816

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.434	$31.818	9,219
	2007	$31.818	$40.013	21,406
	2008	$40.013	$18.480	6,994
	2009	$18.480	$31.149	6,506
	2010	$31.149	$35.771	5,499
	2011	$35.771	$29.396	3,603
	2012	$29.396	$32.485	3,448
	2013	$32.485	$31.432	3,287
	2014	$31.432	$28.120	1,799
	2015	$28.120	$22.078	1,620

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.842	$19.976	32,069
	2007	$19.976	$22.521	67,484
	2008	$22.521	$13.113	23,562
	2009	$13.113	$17.550	23,017
	2010	$17.550	$18.580	18,728
	2011	$18.580	$16.216	15,581
	2012	$16.216	$18.723	15,278
	2013	$18.723	$22.486	13,387
	2014	$22.486	$19.515	4,554
	2015	$19.515	$17.821	3,821

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.593	$14.972	0
	2007	$14.972	$16.228	0
	2008	$16.228	$16.832	0
	2009	$16.832	$19.509	0
	2010	$19.509	$21.806	0
	2011	$21.806	$21.112	0
	2012	$21.112	$23.722	0
	2013	$23.722	$23.545	0
	2014	$23.545	$23.415	0
	2015	$23.415	$21.883	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.795	$12.824	19,759
	2007	$12.824	$14.607	31,242
	2008	$14.607	$7.258	20,894
	2009	$7.258	$11.742	18,777
	2010	$11.742	$13.711	20,728
	2011	$13.711	$12.535	19,024
	2012	$12.535	$13.881	19,112
	2013	$13.881	$18.951	15,434
	2014	$18.951	$20.019	669
	2015	$20.019	$20.479	200

Invesco V.I. American Value Fund - Series I
	2006	$12.339	$14.545	6,910
	2007	$14.545	$15.317	6,780
	2008	$15.317	$8.782	8,044
	2009	$8.782	$11.939	7,606
	2010	$11.939	$14.253	8,909
	2011	$14.253	$14.049	8,174
	2012	$14.049	$16.094	7,662
	2013	$16.094	$21.103	7,154
	2014	$21.103	$22.619	0
	2015	$22.619	$20.073	0

Invesco V.I. American Value Fund - Series II
	2006	$12.314	$14.507	8,965
	2007	$14.507	$15.262	12,347
	2008	$15.262	$8.731	18,974
	2009	$8.731	$11.866	17,687
	2010	$11.866	$14.159	11,305
	2011	$14.159	$13.942	8,099
	2012	$13.942	$15.940	7,768
	2013	$15.940	$20.850	7,332
	2014	$20.850	$22.292	3,277
	2015	$22.292	$19.733	1,932

Invesco V.I. Comstock Fund - Series II
	2006	$11.475	$13.006	12,321
	2007	$13.006	$12.404	8,978
	2008	$12.404	$7.776	2,802
	2009	$7.776	$9.752	642
	2010	$9.752	$11.019	545
	2011	$11.019	$10.534	515
	2012	$10.534	$12.234	462
	2013	$12.234	$16.208	289
	2014	$16.208	$17.269	251
	2015	$17.269	$15.820	232

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.443	$12.581	363
	2007	$12.581	$12.698	355
	2008	$12.698	$9.588	333
	2009	$9.588	$11.470	333
	2010	$11.470	$12.549	328
	2011	$12.549	$12.097	0
	2012	$12.097	$13.276	0
	2013	$13.276	$16.192	0
	2014	$16.192	$17.200	0
	2015	$17.200	$16.363	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.859	$17.963	15,952
	2007	$17.963	$17.983	13,615
	2008	$17.983	$11.905	12,805
	2009	$11.905	$14.430	6,298
	2010	$14.430	$15.810	6,118
	2011	$15.810	$15.092	4,833
	2012	$15.092	$16.852	4,130
	2013	$16.852	$22.016	2,638
	2014	$22.016	$23.643	2,410
	2015	$23.643	$22.325	2,975

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.017	$12.314	539
	2007	$12.314	$14.140	537
	2008	$14.140	$7.341	535
	2009	$7.341	$11.212	532
	2010	$11.212	$13.936	503
	2011	$13.936	$12.336	0
	2012	$12.336	$13.448	0
	2013	$13.448	$17.940	0
	2014	$17.940	$18.868	0
	2015	$18.868	$18.618	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.234	$10.927	5,379
	2007	$10.927	$11.330	3,520
	2008	$11.330	$9.125	3,312
	2009	$9.125	$11.969	2,769
	2010	$11.969	$13.128	4,858
	2011	$13.128	$13.384	3,161
	2012	$13.384	$14.708	6,373
	2013	$14.708	$15.538	5,488
	2014	$15.538	$15.834	2,158
	2015	$15.834	$15.227	1,789

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.376	$12.738	6,339
	2007	$12.738	$13.274	6,242
	2008	$13.274	$9.247	1,931
	2009	$9.247	$11.376	1,878
	2010	$11.376	$13.224	419
	2011	$13.224	$12.335	422
	2012	$12.335	$13.320	433
	2013	$13.320	$17.661	405
	2014	$17.661	$18.479	407
	2015	$18.479	$17.425	414

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.967	$12.561	0
	2007	$12.561	$12.687	0
	2008	$12.687	$7.877	1,536
	2009	$7.877	$9.146	1,674
	2010	$9.146	$10.488	1,698
	2011	$10.488	$9.620	1,616
	2012	$9.620	$10.530	1,636
	2013	$10.530	$13.975	1,550
	2014	$13.975	$14.693	1,545
	2015	$14.693	$13.938	1,556

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.366	$11.977	15,641
	2007	$11.977	$14.184	46,502
	2008	$14.184	$8.554	10,707
	2009	$8.554	$12.159	10,269
	2010	$12.159	$14.597	9,542
	2011	$14.597	$12.824	5,656
	2012	$12.824	$14.289	5,319
	2013	$14.289	$19.129	5,022
	2014	$19.129	$19.815	1,935
	2015	$19.815	$19.878	1,197

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.739	$12.867	8,745
	2007	$12.867	$12.637	6,909
	2008	$12.637	$7.484	6,360
	2009	$7.484	$9.254	3,921
	2010	$9.254	$11.336	5,197
	2011	$11.336	$10.627	2,700
	2012	$10.627	$11.888	2,550
	2013	$11.888	$15.130	3,007
	2014	$15.130	$16.479	3,133
	2015	$16.479	$15.484	2,900

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.047	$13.721	10,355
	2007	$13.721	$15.255	12,457
	2008	$15.255	$8.095	7,171
	2009	$8.095	$11.396	4,578
	2010	$11.396	$12.147	4,361
	2011	$12.147	$11.701	4,035
	2012	$11.701	$13.004	2,560
	2013	$13.004	$16.437	2,261
	2014	$16.437	$18.481	1,798
	2015	$18.481	$18.638	1,619

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.137	$15.306	2,029
	2007	$15.306	$15.467	2,014
	2008	$15.467	$8.516	1,285
	2009	$8.516	$10.114	1,318
	2010	$10.114	$11.129	1,313
	2011	$11.129	$10.911	1,286
	2012	$10.911	$11.945	98
	2013	$11.945	$13.163	98
	2014	$13.163	$13.885	97
	2015	$13.885	$13.637	1,039

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.085	$10.336	1,443
	2007	$10.336	$10.505	1,486
	2008	$10.505	$6.251	1,593
	2009	$6.251	$6.657	1,917
	2010	$6.657	$7.234	1,939
	2011	$7.234	$7.626	1,784
	2012	$7.626	$8.204	1,362
	2013	$8.204	$7.982	1,602
	2014	$7.982	$8.335	1,562
	2015	$8.335	$8.197	722

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.718	$15.765	13,746
	2007	$15.765	$16.324	11,803
	2008	$16.324	$8.096	11,460
	2009	$8.096	$10.457	9,000
	2010	$10.457	$12.987	8,577
	2011	$12.987	$12.790	6,611
	2012	$12.790	$14.509	6,353
	2013	$14.509	$19.217	3,996
	2014	$19.217	$19.804	1,490
	2015	$19.804	$20.568	1,009

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.306	$20.984	5,405
	2007	$20.984	$21.736	4,411
	2008	$21.736	$12.666	1,478
	2009	$12.666	$17.237	1,477
	2010	$17.237	$19.477	1,476
	2011	$19.477	$17.400	1,475
	2012	$17.400	$20.552	1,191
	2013	$20.552	$25.489	1,565
	2014	$25.489	$25.404	1,191
	2015	$25.404	$25.721	1,191

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.792	$13.397	40,404
	2007	$13.397	$14.331	31,785
	2008	$14.331	$11.969	31,688
	2009	$11.969	$13.840	26,131
	2010	$13.840	$15.513	28,788
	2011	$15.513	$15.249	26,509
	2012	$15.249	$16.850	32,106
	2013	$16.850	$16.395	30,595
	2014	$16.395	$16.411	7,434
	2015	$16.411	$15.627	7,296

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.631	$14.541	4,301
	2007	$14.541	$14.133	4,030
	2008	$14.133	$2.957	6,872
	2009	$2.957	$3.637	6,420
	2010	$3.637	$4.065	9,784
	2011	$4.065	$3.869	3,537
	2012	$3.869	$4.272	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.829	$15.500	24,527
	2007	$15.500	$15.764	19,099
	2008	$15.764	$9.448	28,507
	2009	$9.448	$11.810	22,851
	2010	$11.810	$13.359	14,559
	2011	$13.359	$13.006	13,472
	2012	$13.006	$14.811	10,822
	2013	$14.811	$19.012	10,043
	2014	$19.012	$20.498	884
	2015	$20.498	$20.640	675

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.186	$20.365	18,815
	2007	$20.365	$19.609	17,633
	2008	$19.609	$11.872	14,648
	2009	$11.872	$15.870	12,645
	2010	$15.870	$19.072	12,199
	2011	$19.072	$18.183	10,245
	2012	$18.183	$20.894	10,081
	2013	$20.894	$28.695	9,115
	2014	$28.695	$31.290	919
	2015	$31.290	$28.695	265

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.110	7,918
	2010	$12.110	$13.317	4,227
	2011	$13.317	$13.256	4,808
	2012	$13.256	$15.444	3,446
	2013	$15.444	$19.973	2,195
	2014	$19.973	$21.975	1,934
	2015	$21.975	$20.807	2,290

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.896	$14.097	823
	2007	$14.097	$13.897	821
	2008	$13.897	$8.045	446
	2009	$8.045	$9.870	442
	2010	$9.870	$10.682	444
	2011	$10.682	$10.722	55
	2012	$10.722	$11.783	55
	2013	$11.783	$13.590	0
	2014	$13.590	$14.689	0
	2015	$14.689	$14.183	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.763	$15.170	7,483
	2007	$15.170	$15.248	5,390
	2008	$15.248	$9.929	5,189
	2009	$9.929	$13.111	3,553
	2010	$13.111	$14.685	3,531
	2011	$14.685	$14.282	3,156
	2012	$14.282	$15.927	2,343
	2013	$15.927	$18.587	2,291
	2014	$18.587	$19.862	2,279
	2015	$19.862	$19.431	2,264

Putnam VT Global Health Care Fund - Class IB
	2006	$12.999	$13.050	3,346
	2007	$13.050	$12.667	3,518
	2008	$12.667	$10.258	2,819
	2009	$10.258	$12.623	3,218
	2010	$12.623	$12.632	4,412
	2011	$12.632	$12.192	4,494
	2012	$12.192	$14.557	4,139
	2013	$14.557	$20.140	3,705
	2014	$20.140	$25.106	0
	2015	$25.106	$26.428	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.603	$21.840	0
	2007	$21.840	$25.579	0
	2008	$25.579	$17.364	0
	2009	$17.364	$18.205	0
	2010	$18.205	$18.105	0
	2011	$18.105	$16.726	0
	2012	$16.726	$17.157	0
	2013	$17.157	$19.070	0
	2014	$19.070	$21.340	0
	2015	$21.340	$18.774	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.976	$16.954	2,897
	2007	$16.954	$15.555	3,301
	2008	$15.555	$9.312	3,106
	2009	$9.312	$11.805	3,275
	2010	$11.805	$13.187	3,484
	2011	$13.187	$12.281	3,547
	2012	$12.281	$14.288	3,355
	2013	$14.288	$18.933	2,826
	2014	$18.933	$20.474	2,525
	2015	$20.474	$18.490	2,380

Putnam VT High Yield Fund - Class IB
	2006	$14.424	$15.570	7,902
	2007	$15.570	$15.629	7,905
	2008	$15.629	$11.284	6,817
	2009	$11.284	$16.551	6,473
	2010	$16.551	$18.433	7,219
	2011	$18.433	$18.319	6,756
	2012	$18.319	$20.753	6,514
	2013	$20.753	$21.860	7,979
	2014	$21.860	$21.681	1,922
	2015	$21.681	$20.040	1,740

Putnam VT Income Fund - Class IB
	2006	$10.587	$10.807	21,249
	2007	$10.807	$11.105	14,789
	2008	$11.105	$8.250	13,861
	2009	$8.250	$11.816	8,869
	2010	$11.816	$12.679	7,468
	2011	$12.679	$13.002	6,744
	2012	$13.002	$14.061	6,482
	2013	$14.061	$13.989	7,107
	2014	$13.989	$14.544	6,396
	2015	$14.544	$13.996	5,307

Putnam VT International Equity Fund - Class IB
	2006	$16.546	$20.640	23,947
	2007	$20.640	$21.841	24,842
	2008	$21.841	$11.954	10,114
	2009	$11.954	$14.550	11,576
	2010	$14.550	$15.635	6,598
	2011	$15.635	$12.684	4,676
	2012	$12.684	$15.101	4,630
	2013	$15.101	$18.888	3,557
	2014	$18.888	$17.195	1,612
	2015	$17.195	$16.816	1,176

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.101	$16.804	0
	2007	$16.804	$15.561	0
	2008	$15.561	$9.186	0
	2009	$9.186	$11.737	0
	2010	$11.737	$13.058	0
	2011	$13.058	$12.758	1,233
	2012	$12.758	$14.556	0
	2013	$14.556	$19.209	0
	2014	$19.209	$21.369	0
	2015	$21.369	$20.415	0

Putnam VT Money Market Fund - Class IB
	2006	$9.644	$9.833	62,338
	2007	$9.833	$10.061	70,602
	2008	$10.061	$10.078	332,949
	2009	$10.078	$9.863	49,847
	2010	$9.863	$9.636	7,132
	2011	$9.636	$9.412	3,046
	2012	$9.412	$9.192	1,844
	2013	$9.192	$8.978	1,938
	2014	$8.978	$8.769	1,890
	2015	$8.769	$8.564	2,293

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.532	$16.468	440
	2007	$16.468	$17.003	433
	2008	$17.003	$10.171	434
	2009	$10.171	$13.125	436
	2010	$13.125	$15.325	798
	2011	$15.325	$14.207	798
	2012	$14.207	$16.199	717
	2013	$16.199	$21.584	591
	2014	$21.584	$23.923	152
	2015	$23.923	$23.295	147

Putnam VT New Value Fund - Class IB
	2006	$16.895	$19.143	9,776
	2007	$19.143	$17.779	9,363
	2008	$17.779	$9.591	9,703
	2009	$9.591	$9.022	0

Putnam VT Research Fund - Class IB
	2006	$14.029	$15.251	0
	2007	$15.251	$14.976	0
	2008	$14.976	$8.987	0
	2009	$8.987	$11.690	0
	2010	$11.690	$13.286	0
	2011	$13.286	$12.749	0
	2012	$12.749	$14.681	0
	2013	$14.681	$19.121	0
	2014	$19.121	$21.449	0
	2015	$21.449	$20.624	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$17.109	$17.621	1,853
	2007	$17.621	$17.862	366
	2008	$17.862	$9.498	379
	2009	$9.498	$12.871	392
	2010	$12.871	$14.627	0

Putnam VT Voyager Fund - Class IB
	2006	$13.054	$13.442	18,439
	2007	$13.442	$13.850	12,788
	2008	$13.850	$8.517	11,434
	2009	$8.517	$13.632	8,772
	2010	$13.632	$16.082	7,421
	2011	$16.082	$12.903	6,819
	2012	$12.903	$14.393	5,875
	2013	$14.393	$20.203	4,062
	2014	$20.203	$21.648	3,791
	2015	$21.648	$19.849	3,780

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.242	$17.577	3,198
	2007	$17.577	$18.261	1,408
	2008	$18.261	$15.162	5,109
	2009	$15.162	$19.266	5,418
	2010	$19.266	$20.649	2,419
	2011	$20.649	$21.555	1,047
	2012	$21.555	$24.812	892
	2013	$24.812	$22.110	691
	2014	$22.110	$22.217	815
	2015	$22.217	$21.442	698

UIF Global Franchise Portfolio, Class II
	2006	$12.044	$14.293	21,010
	2007	$14.293	$15.322	11,365
	2008	$15.322	$10.633	10,648
	2009	$10.633	$13.454	11,762
	2010	$13.454	$14.985	7,141
	2011	$14.985	$15.960	1,838
	2012	$15.960	$18.015	1,824
	2013	$18.015	$21.053	3,301
	2014	$21.053	$21.488	2,149
	2015	$21.488	$22.287	2,135

UIF Growth Portfolio, Class I
	2006	$12.102	$12.304	1,826
	2007	$12.304	$14.647	1,488
	2008	$14.647	$7.268	1,527
	2009	$7.268	$11.751	1,454
	2010	$11.751	$14.100	1,367
	2011	$14.100	$13.385	384
	2012	$13.385	$14.951	309
	2013	$14.951	$21.620	239
	2014	$21.620	$22.458	43
	2015	$22.458	$24.616	39

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class II
	2006	$12.049	$12.216	0
	2007	$12.216	$14.513	0
	2008	$14.513	$7.179	0
	2009	$7.179	$11.578	0
	2010	$11.578	$13.864	0
	2011	$13.864	$13.129	0
	2012	$13.129	$14.623	0
	2013	$14.623	$21.096	0
	2014	$21.096	$21.857	0
	2015	$21.857	$23.900	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.783	9,091
	2007	$9.783	$11.713	109,479
	2008	$11.713	$6.083	2,678
	2009	$6.083	$9.349	2,479
	2010	$9.349	$12.077	455
	2011	$12.077	$10.948	489
	2012	$10.948	$11.599	450
	2013	$11.599	$15.574	817
	2014	$15.574	$15.489	793
	2015	$15.489	$14.221	201

UIF Small Company Growth Portfolio, Class II
	2006	$17.321	$18.919	3,447
	2007	$18.919	$19.021	2,651
	2008	$19.021	$11.064	1,394
	2009	$11.064	$15.845	1,248
	2010	$15.845	$19.584	1,487
	2011	$19.584	$17.460	1,458
	2012	$17.460	$19.558	1,549
	2013	$19.558	$32.726	1,272
	2014	$32.726	$27.529	278
	2015	$27.529	$24.252	270

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.864	$29.398	18,469
	2007	$29.398	$23.747	11,729
	2008	$23.747	$14.365	8,527
	2009	$14.365	$18.026	8,234
	2010	$18.026	$22.802	6,873
	2011	$22.802	$23.531	5,465
	2012	$23.531	$26.569	3,735
	2013	$26.569	$26.402	3,809
	2014	$26.402	$33.372	1,865
	2015	$33.372	$33.217	1,859

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.824	$9.994	2,465
	2007	$9.994	$10.194	2,277
	2008	$10.194	$10.134	22,200
	2009	$10.134	$9.906	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.25

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.210	0
	2007	$10.210	$11.683	0
	2008	$11.683	$6.532	0
	2009	$6.532	$8.633	0
	2010	$8.633	$9.848	0
	2011	$9.848	$9.340	0
	2012	$9.340	$10.583	0
	2013	$10.583	$13.521	0
	2014	$13.521	$14.728	0
	2015	$14.728	$14.428	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.401	0
	2007	$10.401	$11.000	0
	2008	$11.000	$8.031	0
	2009	$8.031	$9.711	0
	2010	$9.711	$10.663	0
	2011	$10.663	$10.359	0
	2012	$10.359	$11.277	0
	2013	$11.277	$12.453	0
	2014	$12.453	$12.661	0
	2015	$12.661	$12.287	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.430	0
	2007	$10.430	$11.189	0
	2008	$11.189	$7.335	0
	2009	$7.335	$9.199	0
	2010	$9.199	$10.261	0
	2011	$10.261	$9.887	0
	2012	$9.887	$10.905	0
	2013	$10.905	$12.303	0
	2014	$12.303	$12.554	0
	2015	$12.554	$12.192	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.439	0
	2007	$10.439	$11.311	0
	2008	$11.311	$6.823	0
	2009	$6.823	$8.732	0
	2010	$8.732	$9.872	0
	2011	$9.872	$9.359	0
	2012	$9.359	$10.517	0
	2013	$10.517	$12.457	0
	2014	$12.457	$12.729	0
	2015	$12.729	$12.353	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.292	0
	2007	$10.292	$10.634	0
	2008	$10.634	$9.264	0
	2009	$9.264	$10.361	0
	2010	$10.361	$10.841	0
	2011	$10.841	$10.724	0
	2012	$10.724	$11.117	0
	2013	$11.117	$11.410	0
	2014	$11.410	$11.526	0
	2015	$11.526	$11.180	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.119	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.690	0
	2007	$9.690	$11.561	0
	2008	$11.561	$6.229	0
	2009	$6.229	$8.776	0
	2010	$8.776	$10.255	0
	2011	$10.255	$10.050	0
	2012	$10.050	$11.586	0
	2013	$11.586	$15.216	0
	2014	$15.216	$16.676	0
	2015	$16.676	$17.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.761	0
	2007	$10.761	$11.041	0
	2008	$11.041	$6.769	0
	2009	$6.769	$8.340	0
	2010	$8.340	$9.335	0
	2011	$9.335	$9.271	0
	2012	$9.271	$10.458	0
	2013	$10.458	$13.458	0
	2014	$13.458	$14.875	0
	2015	$14.875	$14.669	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.821	0
	2007	$9.821	$11.050	0
	2008	$11.050	$6.510	0
	2009	$6.510	$8.876	0
	2010	$8.876	$11.134	0
	2011	$11.134	$9.684	0
	2012	$9.684	$10.823	0
	2013	$10.823	$14.346	0
	2014	$14.346	$14.840	0
	2015	$14.840	$14.242	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.492	$16.508	0
	2007	$16.508	$15.506	0
	2008	$15.506	$9.811	0
	2009	$9.811	$12.113	0
	2010	$12.113	$13.789	0
	2011	$13.789	$13.777	0
	2012	$13.777	$15.084	0
	2013	$15.084	$19.072	0
	2014	$19.072	$20.307	0
	2015	$20.307	$19.631	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.078	$12.780	0
	2007	$12.780	$12.935	0
	2008	$12.935	$8.877	0
	2009	$8.877	$11.743	0
	2010	$11.743	$12.909	0
	2011	$12.909	$12.895	0
	2012	$12.895	$14.171	0
	2013	$14.171	$15.753	0
	2014	$15.753	$16.078	0
	2015	$16.078	$14.579	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.356	$11.205	0
	2007	$11.205	$11.611	0
	2008	$11.611	$7.416	0
	2009	$7.416	$9.386	0
	2010	$9.386	$10.219	0
	2011	$10.219	$9.820	0
	2012	$9.820	$10.765	0
	2013	$10.765	$13.509	0
	2014	$13.509	$14.822	0
	2015	$14.822	$15.274	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.955	0
	2007	$10.955	$11.952	0
	2008	$11.952	$8.342	0
	2009	$8.342	$10.036	0
	2010	$10.036	$10.963	0
	2011	$10.963	$10.379	0
	2012	$10.379	$11.478	0
	2013	$11.478	$14.290	0
	2014	$14.290	$14.737	0
	2015	$14.737	$13.853	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.929	$17.243	0
	2007	$17.243	$17.406	0
	2008	$17.406	$10.679	0
	2009	$10.679	$13.132	0
	2010	$13.132	$14.247	0
	2011	$14.247	$13.755	0
	2012	$13.755	$15.330	0
	2013	$15.330	$19.183	0
	2014	$19.183	$20.047	0
	2015	$20.047	$18.593	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.524	$21.142	0
	2007	$21.142	$20.132	0
	2008	$20.132	$13.156	0
	2009	$13.156	$16.577	0
	2010	$16.577	$20.737	0
	2011	$20.737	$19.471	0
	2012	$19.471	$22.488	0
	2013	$22.488	$29.890	0
	2014	$29.890	$29.327	0
	2015	$29.327	$26.497	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.160	$18.198	0
	2007	$18.198	$19.747	0
	2008	$19.747	$11.078	0
	2009	$11.078	$15.517	0
	2010	$15.517	$19.320	0
	2011	$19.320	$17.939	0
	2012	$17.939	$19.399	0
	2013	$19.399	$26.148	0
	2014	$26.148	$27.416	0
	2015	$27.416	$26.036	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.184	$10.336	0
	2007	$10.336	$10.748	0
	2008	$10.748	$11.282	0
	2009	$11.282	$11.347	0
	2010	$11.347	$11.656	0
	2011	$11.656	$12.018	0
	2012	$12.018	$11.945	0
	2013	$11.945	$11.393	0
	2014	$11.393	$11.491	0
	2015	$11.491	$11.264	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.344	$31.673	0
	2007	$31.673	$39.789	0
	2008	$39.789	$18.358	0
	2009	$18.358	$30.911	0
	2010	$30.911	$35.462	0
	2011	$35.462	$29.112	0
	2012	$29.112	$32.138	0
	2013	$32.138	$31.064	0
	2014	$31.064	$27.763	0
	2015	$27.763	$21.775	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.782	$19.885	0
	2007	$19.885	$22.395	0
	2008	$22.395	$13.026	0
	2009	$13.026	$17.416	0
	2010	$17.416	$18.420	0
	2011	$18.420	$16.060	0
	2012	$16.060	$18.523	0
	2013	$18.523	$22.223	0
	2014	$22.223	$19.267	0
	2015	$19.267	$17.576	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.545	$14.903	0
	2007	$14.903	$16.137	0
	2008	$16.137	$16.721	0
	2009	$16.721	$19.360	0
	2010	$19.360	$21.617	0
	2011	$21.617	$20.908	0
	2012	$20.908	$23.469	0
	2013	$23.469	$23.270	0
	2014	$23.270	$23.118	0
	2015	$23.118	$21.583	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.749	$12.765	0
	2007	$12.765	$14.525	0
	2008	$14.525	$7.210	0
	2009	$7.210	$11.652	0
	2010	$11.652	$13.592	0
	2011	$13.592	$12.414	0
	2012	$12.414	$13.733	0
	2013	$13.733	$18.729	0
	2014	$18.729	$19.765	0
	2015	$19.765	$20.199	0

Invesco V.I. American Value Fund - Series I
	2006	$12.318	$14.505	0
	2007	$14.505	$15.260	0
	2008	$15.260	$8.740	0
	2009	$8.740	$11.870	0
	2010	$11.870	$14.156	0
	2011	$14.156	$13.939	0
	2012	$13.939	$15.951	0
	2013	$15.951	$20.895	0
	2014	$20.895	$22.373	0
	2015	$22.373	$19.835	0

Invesco V.I. American Value Fund - Series II
	2006	$12.293	$14.467	0
	2007	$14.467	$15.205	0
	2008	$15.205	$8.689	0
	2009	$8.689	$11.797	0
	2010	$11.797	$14.062	0
	2011	$14.062	$13.833	0
	2012	$13.833	$15.799	0
	2013	$15.799	$20.644	0
	2014	$20.644	$22.049	0
	2015	$22.049	$19.498	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.456	$12.970	0
	2007	$12.970	$12.357	0
	2008	$12.357	$7.739	0
	2009	$7.739	$9.695	0
	2010	$9.695	$10.944	0
	2011	$10.944	$10.452	0
	2012	$10.452	$12.126	0
	2013	$12.126	$16.048	0
	2014	$16.048	$17.081	0
	2015	$17.081	$15.632	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.423	$12.547	0
	2007	$12.547	$12.650	0
	2008	$12.650	$9.542	0
	2009	$9.542	$11.403	0
	2010	$11.403	$12.464	0
	2011	$12.464	$12.002	0
	2012	$12.002	$13.159	0
	2013	$13.159	$16.033	0
	2014	$16.033	$17.013	0
	2015	$17.013	$16.169	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.803	$17.881	0
	2007	$17.881	$17.883	0
	2008	$17.883	$11.826	0
	2009	$11.826	$14.319	0
	2010	$14.319	$15.673	0
	2011	$15.673	$14.946	0
	2012	$14.946	$16.672	0
	2013	$16.672	$21.758	0
	2014	$21.758	$23.343	0
	2015	$23.343	$22.019	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.996	$12.280	0
	2007	$12.280	$14.087	0
	2008	$14.087	$7.306	0
	2009	$7.306	$11.147	0
	2010	$11.147	$13.841	0
	2011	$13.841	$12.240	0
	2012	$12.240	$13.329	0
	2013	$13.329	$17.763	0
	2014	$17.763	$18.663	0
	2015	$18.663	$18.397	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.221	$10.902	0
	2007	$10.902	$11.293	0
	2008	$11.293	$9.085	0
	2009	$9.085	$11.905	0
	2010	$11.905	$13.045	0
	2011	$13.045	$13.285	0
	2012	$13.285	$14.584	0
	2013	$14.584	$15.391	0
	2014	$15.391	$15.669	0
	2015	$15.669	$15.052	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.362	$12.709	0
	2007	$12.709	$13.230	0
	2008	$13.230	$9.206	0
	2009	$9.206	$11.315	0
	2010	$11.315	$13.139	0
	2011	$13.139	$12.244	0
	2012	$12.244	$13.208	0
	2013	$13.208	$17.494	0
	2014	$17.494	$18.286	0
	2015	$18.286	$17.225	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.953	$12.532	0
	2007	$12.532	$12.645	0
	2008	$12.645	$7.843	0
	2009	$7.843	$9.097	0
	2010	$9.097	$10.421	0
	2011	$10.421	$9.549	0
	2012	$9.549	$10.441	0
	2013	$10.441	$13.844	0
	2014	$13.844	$14.539	0
	2015	$14.539	$13.778	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.351	$11.949	0
	2007	$11.949	$14.137	0
	2008	$14.137	$8.517	0
	2009	$8.517	$12.094	0
	2010	$12.094	$14.504	0
	2011	$14.504	$12.729	0
	2012	$12.729	$14.169	0
	2013	$14.169	$18.949	0
	2014	$18.949	$19.608	0
	2015	$19.608	$19.651	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.724	$12.838	0
	2007	$12.838	$12.595	0
	2008	$12.595	$7.452	0
	2009	$7.452	$9.205	0
	2010	$9.205	$11.264	0
	2011	$11.264	$10.549	0
	2012	$10.549	$11.788	0
	2013	$11.788	$14.987	0
	2014	$14.987	$16.307	0
	2015	$16.307	$15.306	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.011	$13.670	0
	2007	$13.670	$15.183	0
	2008	$15.183	$8.048	0
	2009	$8.048	$11.319	0
	2010	$11.319	$12.052	0
	2011	$12.052	$11.597	0
	2012	$11.597	$12.876	0
	2013	$12.876	$16.259	0
	2014	$16.259	$18.261	0
	2015	$18.261	$18.398	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.086	$15.236	0
	2007	$15.236	$15.380	0
	2008	$15.380	$8.460	0
	2009	$8.460	$10.036	0
	2010	$10.036	$11.033	0
	2011	$11.033	$10.806	0
	2012	$10.806	$11.817	0
	2013	$11.817	$13.009	0
	2014	$13.009	$13.709	0
	2015	$13.709	$13.450	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.073	$10.312	0
	2007	$10.312	$10.471	0
	2008	$10.471	$6.223	0
	2009	$6.223	$6.621	0
	2010	$6.621	$7.188	0
	2011	$7.188	$7.569	0
	2012	$7.569	$8.135	0
	2013	$8.135	$7.907	0
	2014	$7.907	$8.248	0
	2015	$8.248	$8.103	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.662	$15.693	0
	2007	$15.693	$16.232	0
	2008	$16.232	$8.042	0
	2009	$8.042	$10.377	0
	2010	$10.377	$12.874	0
	2011	$12.874	$12.666	0
	2012	$12.666	$14.353	0
	2013	$14.353	$18.992	0
	2014	$18.992	$19.552	0
	2015	$19.552	$20.286	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.241	$20.888	0
	2007	$20.888	$21.614	0
	2008	$21.614	$12.582	0
	2009	$12.582	$17.105	0
	2010	$17.105	$19.309	0
	2011	$19.309	$17.232	0
	2012	$17.232	$20.333	0
	2013	$20.333	$25.191	0
	2014	$25.191	$25.082	0
	2015	$25.082	$25.368	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.746	$13.336	0
	2007	$13.336	$14.251	0
	2008	$14.251	$11.889	0
	2009	$11.889	$13.735	0
	2010	$13.735	$15.379	0
	2011	$15.379	$15.102	0
	2012	$15.102	$16.670	0
	2013	$16.670	$16.204	0
	2014	$16.204	$16.202	0
	2015	$16.202	$15.413	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.583	$14.475	0
	2007	$14.475	$14.054	0
	2008	$14.054	$2.937	0
	2009	$2.937	$3.610	0
	2010	$3.610	$4.030	0
	2011	$4.030	$3.831	0
	2012	$3.831	$4.227	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.780	$15.429	0
	2007	$15.429	$15.676	0
	2008	$15.676	$9.386	0
	2009	$9.386	$11.720	0
	2010	$11.720	$13.244	0
	2011	$13.244	$12.881	0
	2012	$12.881	$14.653	0
	2013	$14.653	$18.790	0
	2014	$18.790	$20.238	0
	2015	$20.238	$20.357	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.121	$20.272	0
	2007	$20.272	$19.499	0
	2008	$19.499	$11.793	0
	2009	$11.793	$15.749	0
	2010	$15.749	$18.907	0
	2011	$18.907	$18.007	0
	2012	$18.007	$20.671	0
	2013	$20.671	$28.359	0
	2014	$28.359	$30.892	0
	2015	$30.892	$28.302	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.017	0
	2010	$12.017	$13.202	0
	2011	$13.202	$13.128	0
	2012	$13.128	$15.279	0
	2013	$15.279	$19.739	0
	2014	$19.739	$21.696	0
	2015	$21.696	$20.522	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.851	$14.033	0
	2007	$14.033	$13.819	0
	2008	$13.819	$7.991	0
	2009	$7.991	$9.794	0
	2010	$9.794	$10.590	0
	2011	$10.590	$10.618	0
	2012	$10.618	$11.657	0
	2013	$11.657	$13.431	0
	2014	$13.431	$14.502	0
	2015	$14.502	$13.988	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.714	$15.100	0
	2007	$15.100	$15.163	0
	2008	$15.163	$9.863	0
	2009	$9.863	$13.011	0
	2010	$13.011	$14.558	0
	2011	$14.558	$14.144	0
	2012	$14.144	$15.757	0
	2013	$15.757	$18.370	0
	2014	$18.370	$19.610	0
	2015	$19.610	$19.165	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.953	$12.991	0
	2007	$12.991	$12.596	0
	2008	$12.596	$10.190	0
	2009	$10.190	$12.527	0
	2010	$12.527	$12.523	0
	2011	$12.523	$12.074	0
	2012	$12.074	$14.402	0
	2013	$14.402	$19.904	0
	2014	$19.904	$24.787	0
	2015	$24.787	$26.065	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.540	$21.740	0
	2007	$21.740	$25.436	0
	2008	$25.436	$17.249	0
	2009	$17.249	$18.066	0
	2010	$18.066	$17.948	0
	2011	$17.948	$16.564	0
	2012	$16.564	$16.974	0
	2013	$16.974	$18.847	0
	2014	$18.847	$21.069	0
	2015	$21.069	$18.516	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.923	$16.876	0
	2007	$16.876	$15.468	0
	2008	$15.468	$9.250	0
	2009	$9.250	$11.715	0
	2010	$11.715	$13.073	0
	2011	$13.073	$12.163	0
	2012	$12.163	$14.136	0
	2013	$14.136	$18.711	0
	2014	$18.711	$20.214	0
	2015	$20.214	$18.236	0

Putnam VT High Yield Fund - Class IB
	2006	$14.373	$15.499	0
	2007	$15.499	$15.541	0
	2008	$15.541	$11.209	0
	2009	$11.209	$16.424	0
	2010	$16.424	$18.274	0
	2011	$18.274	$18.142	0
	2012	$18.142	$20.532	0
	2013	$20.532	$21.604	0
	2014	$21.604	$21.405	0
	2015	$21.405	$19.765	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.549	$10.758	0
	2007	$10.758	$11.042	0
	2008	$11.042	$8.195	0
	2009	$8.195	$11.726	0
	2010	$11.726	$12.569	0
	2011	$12.569	$12.876	0
	2012	$12.876	$13.911	0
	2013	$13.911	$13.826	0
	2014	$13.826	$14.359	0
	2015	$14.359	$13.804	0

Putnam VT International Equity Fund - Class IB
	2006	$16.488	$20.546	0
	2007	$20.546	$21.719	0
	2008	$21.719	$11.875	0
	2009	$11.875	$14.439	0
	2010	$14.439	$15.500	0
	2011	$15.500	$12.561	0
	2012	$12.561	$14.940	0
	2013	$14.940	$18.667	0
	2014	$18.667	$16.977	0
	2015	$16.977	$16.586	0

Putnam VT Investors Fund - Class IB
	2006	$15.048	$16.727	0
	2007	$16.727	$15.474	0
	2008	$15.474	$9.126	0
	2009	$9.126	$11.647	0
	2010	$11.647	$12.945	0
	2011	$12.945	$12.635	0
	2012	$12.635	$14.401	0
	2013	$14.401	$18.984	0
	2014	$18.984	$21.098	0
	2015	$21.098	$20.135	0

Putnam VT Money Market Fund - Class IB
	2006	$9.610	$9.788	0
	2007	$9.788	$10.005	0
	2008	$10.005	$10.011	0
	2009	$10.011	$9.787	0
	2010	$9.787	$9.552	0
	2011	$9.552	$9.321	0
	2012	$9.321	$9.094	0
	2013	$9.094	$8.873	0
	2014	$8.873	$8.657	0
	2015	$8.657	$8.447	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.477	$16.392	0
	2007	$16.392	$16.908	0
	2008	$16.908	$10.104	0
	2009	$10.104	$13.025	0
	2010	$13.025	$15.193	0
	2011	$15.193	$14.069	0
	2012	$14.069	$16.026	0
	2013	$16.026	$21.332	0
	2014	$21.332	$23.619	0
	2015	$23.619	$22.976	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.835	$19.056	0
	2007	$19.056	$17.679	0
	2008	$17.679	$9.528	0
	2009	$9.528	$8.961	0

Putnam VT Research Fund - Class IB
	2006	$13.979	$15.182	0
	2007	$15.182	$14.892	0
	2008	$14.892	$8.928	0
	2009	$8.928	$11.601	0
	2010	$11.601	$13.171	0
	2011	$13.171	$12.626	0
	2012	$12.626	$14.525	0
	2013	$14.525	$18.898	0
	2014	$18.898	$21.177	0
	2015	$21.177	$20.341	0

Putnam VT Vista Fund - Class IB
	2006	$17.048	$17.540	0
	2007	$17.540	$17.762	0
	2008	$17.762	$9.436	0
	2009	$9.436	$12.772	0
	2010	$12.772	$14.504	0

Putnam VT Voyager Fund - Class IB
	2006	$13.007	$13.380	0
	2007	$13.380	$13.773	0
	2008	$13.773	$8.460	0
	2009	$8.460	$13.528	0
	2010	$13.528	$15.943	0
	2011	$15.943	$12.778	0
	2012	$12.778	$14.240	0
	2013	$14.240	$19.967	0
	2014	$19.967	$21.373	0
	2015	$21.373	$19.577	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.184	$17.496	0
	2007	$17.496	$18.159	0
	2008	$18.159	$15.062	0
	2009	$15.062	$19.119	0
	2010	$19.119	$20.470	0
	2011	$20.470	$21.347	0
	2012	$21.347	$24.547	0
	2013	$24.547	$21.851	0
	2014	$21.851	$21.934	0
	2015	$21.934	$21.147	0

UIF Global Franchise Portfolio, Class II
	2006	$12.020	$14.250	0
	2007	$14.250	$15.260	0
	2008	$15.260	$10.579	0
	2009	$10.579	$13.372	0
	2010	$13.372	$14.878	0
	2011	$14.878	$15.830	0
	2012	$15.830	$17.850	0
	2013	$17.850	$20.839	0
	2014	$20.839	$21.247	0
	2015	$21.247	$22.014	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.081	$12.271	0
	2007	$12.271	$14.592	0
	2008	$14.592	$7.233	0
	2009	$7.233	$11.683	0
	2010	$11.683	$14.004	0
	2011	$14.004	$13.281	0
	2012	$13.281	$14.818	0
	2013	$14.818	$21.407	0
	2014	$21.407	$22.213	0
	2015	$22.213	$24.324	0

UIF Growth Portfolio, Class II
	2006	$12.028	$12.183	0
	2007	$12.183	$14.459	0
	2008	$14.459	$7.145	0
	2009	$7.145	$11.511	0
	2010	$11.511	$13.770	0
	2011	$13.770	$13.026	0
	2012	$13.026	$14.493	0
	2013	$14.493	$20.888	0
	2014	$20.888	$21.619	0
	2015	$21.619	$23.616	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.776	0
	2007	$9.776	$11.692	0
	2008	$11.692	$6.066	0
	2009	$6.066	$9.314	0
	2010	$9.314	$12.019	0
	2011	$12.019	$10.885	0
	2012	$10.885	$11.520	0
	2013	$11.520	$15.452	0
	2014	$15.452	$15.352	0
	2015	$15.352	$14.080	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.274	$18.848	0
	2007	$18.848	$18.930	0
	2008	$18.930	$11.000	0
	2009	$11.000	$15.737	0
	2010	$15.737	$19.431	0
	2011	$19.431	$17.306	0
	2012	$17.306	$19.365	0
	2013	$19.365	$32.370	0
	2014	$32.370	$27.202	0
	2015	$27.202	$23.939	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.786	$29.263	0
	2007	$29.263	$23.614	0
	2008	$23.614	$14.270	0
	2009	$14.270	$17.888	0
	2010	$17.888	$22.605	0
	2011	$22.605	$23.303	0
	2012	$23.303	$26.285	0
	2013	$26.285	$26.093	0
	2014	$26.093	$32.948	0
	2015	$32.948	$32.762	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.803	$9.964	0
	2007	$9.964	$10.152	0
	2008	$10.152	$10.082	0
	2009	$10.082	$9.845	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.259	1,752
	2007	$10.259	$11.824	4,265
	2008	$11.824	$6.658	184
	2009	$6.658	$8.863	182
	2010	$8.863	$10.183	173
	2011	$10.183	$9.727	163
	2012	$9.727	$11.100	154
	2013	$11.100	$14.283	43
	2014	$14.283	$15.671	0
	2015	$15.671	$15.462	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.451	0
	2007	$10.451	$11.133	0
	2008	$11.133	$8.186	0
	2009	$8.186	$9.970	0
	2010	$9.970	$11.026	0
	2011	$11.026	$10.788	0
	2012	$10.788	$11.828	0
	2013	$11.828	$13.156	0
	2014	$13.156	$13.471	0
	2015	$13.471	$13.167	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.481	0
	2007	$10.481	$11.324	0
	2008	$11.324	$7.477	2,217
	2009	$7.477	$9.444	2,197
	2010	$9.444	$10.610	0
	2011	$10.610	$10.296	0
	2012	$10.296	$11.439	0
	2013	$11.439	$12.997	0
	2014	$12.997	$13.358	0
	2015	$13.358	$13.065	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.489	0
	2007	$10.489	$11.448	0
	2008	$11.448	$6.955	0
	2009	$6.955	$8.964	0
	2010	$8.964	$10.208	0
	2011	$10.208	$9.747	0
	2012	$9.747	$11.031	0
	2013	$11.031	$13.160	0
	2014	$13.160	$13.544	0
	2015	$13.544	$13.238	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.342	0
	2007	$10.342	$10.762	0
	2008	$10.762	$9.443	0
	2009	$9.443	$10.637	0
	2010	$10.637	$11.210	0
	2011	$11.210	$11.168	0
	2012	$11.168	$11.660	0
	2013	$11.660	$12.054	0
	2014	$12.054	$12.263	0
	2015	$12.263	$11.981	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.346	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.736	0
	2007	$9.736	$11.700	0
	2008	$11.700	$6.349	0
	2009	$6.349	$9.010	0
	2010	$9.010	$10.604	0
	2011	$10.604	$10.466	0
	2012	$10.466	$12.153	0
	2013	$12.153	$16.075	0
	2014	$16.075	$17.743	0
	2015	$17.743	$18.819	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.813	0
	2007	$10.813	$11.174	5,029
	2008	$11.174	$6.900	4,022
	2009	$6.900	$8.563	4,222
	2010	$8.563	$9.653	2,748
	2011	$9.653	$9.655	0
	2012	$9.655	$10.969	0
	2013	$10.969	$14.217	0
	2014	$14.217	$15.827	0
	2015	$15.827	$15.719	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.868	0
	2007	$9.868	$11.183	1,072
	2008	$11.183	$6.636	97
	2009	$6.636	$9.113	96
	2010	$9.113	$11.513	91
	2011	$11.513	$10.085	86
	2012	$10.085	$11.352	81
	2013	$11.352	$15.156	23
	2014	$15.156	$15.790	0
	2015	$15.790	$15.263	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.815	$16.998	13,267
	2007	$16.998	$16.081	8,105
	2008	$16.081	$10.248	7,133
	2009	$10.248	$12.743	6,097
	2010	$12.743	$14.610	5,963
	2011	$14.610	$14.702	5,346
	2012	$14.702	$16.213	2,043
	2013	$16.213	$20.647	146
	2014	$20.647	$22.141	0
	2015	$22.141	$21.558	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.211	$13.026	12,724
	2007	$13.026	$13.279	12,833
	2008	$13.279	$9.178	6,763
	2009	$9.178	$12.229	6,190
	2010	$12.229	$13.539	6,154
	2011	$13.539	$13.621	5,253
	2012	$13.621	$15.077	1,555
	2013	$15.077	$16.880	2,196
	2014	$16.880	$17.352	1,693
	2015	$17.352	$15.847	1,752

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.448	$11.386	17,719
	2007	$11.386	$11.884	15,163
	2008	$11.884	$7.645	12,513
	2009	$7.645	$9.745	11,829
	2010	$9.745	$10.685	9,935
	2011	$10.685	$10.342	5,207
	2012	$10.342	$11.419	2,040
	2013	$11.419	$14.433	2,033
	2014	$14.433	$15.949	1,637
	2015	$15.949	$16.553	1,495

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.007	0
	2007	$11.007	$12.096	3,815
	2008	$12.096	$8.504	1,137
	2009	$8.504	$10.304	787
	2010	$10.304	$11.335	691
	2011	$11.335	$10.809	0
	2012	$10.809	$12.039	0
	2013	$12.039	$15.096	0
	2014	$15.096	$15.681	0
	2015	$15.681	$14.845	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.263	$17.755	19,849
	2007	$17.755	$18.051	17,373
	2008	$18.051	$11.155	12,892
	2009	$11.155	$13.816	12,104
	2010	$13.816	$15.095	11,363
	2011	$15.095	$14.679	9,280
	2012	$14.679	$16.477	5,629
	2013	$16.477	$20.766	4,292
	2014	$20.766	$21.858	4,213
	2015	$21.858	$20.417	2,959

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.938	$21.769	9,035
	2007	$21.769	$20.879	9,169
	2008	$20.879	$13.742	6,914
	2009	$13.742	$17.439	7,417
	2010	$17.439	$21.973	6,634
	2011	$21.973	$20.779	5,803
	2012	$20.779	$24.171	1,953
	2013	$24.171	$32.357	1,015
	2014	$32.357	$31.976	957
	2015	$31.976	$29.098	975

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.544	$18.738	3,963
	2007	$18.738	$20.479	3,194
	2008	$20.479	$11.571	3,227
	2009	$11.571	$16.324	2,832
	2010	$16.324	$20.472	2,133
	2011	$20.472	$19.144	750
	2012	$19.144	$20.851	315
	2013	$20.851	$28.306	209
	2014	$28.306	$29.892	208
	2015	$29.892	$28.591	207

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.307	$10.535	852
	2007	$10.535	$11.034	847
	2008	$11.034	$11.665	0
	2009	$11.665	$11.817	0
	2010	$11.817	$12.225	0
	2011	$12.225	$12.695	0
	2012	$12.695	$12.709	0
	2013	$12.709	$12.208	0
	2014	$12.208	$12.402	0
	2015	$12.402	$12.244	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.910	$32.612	2,400
	2007	$32.612	$41.265	2,534
	2008	$41.265	$19.175	2,833
	2009	$19.175	$32.520	2,799
	2010	$32.520	$37.574	2,554
	2011	$37.574	$31.067	1,809
	2012	$31.067	$34.543	395
	2013	$34.543	$33.629	308
	2014	$33.629	$30.271	338
	2015	$30.271	$23.913	405

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.157	$20.475	12,612
	2007	$20.475	$23.226	12,069
	2008	$23.226	$13.606	7,990
	2009	$13.606	$18.322	6,260
	2010	$18.322	$19.517	6,407
	2011	$19.517	$17.138	5,880
	2012	$17.138	$19.910	2,662
	2013	$19.910	$24.058	1,714
	2014	$24.058	$21.007	1,656
	2015	$21.007	$19.302	1,814

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.848	$15.345	5,308
	2007	$15.345	$16.736	4,971
	2008	$16.736	$17.465	3,554
	2009	$17.465	$20.368	3,069
	2010	$20.368	$22.905	2,994
	2011	$22.905	$22.312	2,273
	2012	$22.312	$25.225	1,709
	2013	$25.225	$25.190	1,174
	2014	$25.190	$25.206	1,140
	2015	$25.206	$23.701	1,106

Invesco V.I. American Franchise Fund - Series II
	2006	$13.034	$13.144	2,623
	2007	$13.144	$15.064	3,219
	2008	$15.064	$7.532	2,688
	2009	$7.532	$12.258	2,246
	2010	$12.258	$14.402	1,224
	2011	$14.402	$13.248	0
	2012	$13.248	$14.760	0
	2013	$14.760	$20.276	0
	2014	$20.276	$21.550	0
	2015	$21.550	$22.181	0

Invesco V.I. American Value Fund - Series I
	2006	$12.465	$14.784	8,829
	2007	$14.784	$15.665	7,584
	2008	$15.665	$9.037	7,194
	2009	$9.037	$12.361	5,760
	2010	$12.361	$14.848	3,971
	2011	$14.848	$14.724	2,513
	2012	$14.724	$16.971	1,594
	2013	$16.971	$22.390	345
	2014	$22.390	$24.146	343
	2015	$24.146	$21.560	341

Invesco V.I. American Value Fund - Series II
	2006	$12.440	$14.745	379
	2007	$14.745	$15.609	436
	2008	$15.609	$8.984	401
	2009	$8.984	$12.285	125
	2010	$12.285	$14.749	116
	2011	$14.749	$14.613	78
	2012	$14.613	$16.810	75
	2013	$16.810	$22.122	68
	2014	$22.122	$23.797	63
	2015	$23.797	$21.195	69

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.593	$13.219	10,921
	2007	$13.219	$12.686	7,430
	2008	$12.686	$8.002	6,359
	2009	$8.002	$10.097	6,093
	2010	$10.097	$11.478	5,884
	2011	$11.478	$11.041	5,111
	2012	$11.041	$12.902	1,166
	2013	$12.902	$17.197	1,161
	2014	$17.197	$18.436	1,096
	2015	$18.436	$16.993	1,105

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.560	$12.788	0
	2007	$12.788	$12.987	0
	2008	$12.987	$9.866	0
	2009	$9.866	$11.875	908
	2010	$11.875	$13.072	0
	2011	$13.072	$12.678	0
	2012	$12.678	$14.000	0
	2013	$14.000	$17.180	0
	2014	$17.180	$18.361	0
	2015	$18.361	$17.575	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.156	$18.412	10,462
	2007	$18.412	$18.546	10,265
	2008	$18.546	$12.353	9,269
	2009	$12.353	$15.065	7,619
	2010	$15.065	$16.607	7,672
	2011	$16.607	$15.950	6,564
	2012	$15.950	$17.920	5,507
	2013	$17.920	$23.555	3,553
	2014	$23.555	$25.451	3,498
	2015	$25.451	$24.180	2,393

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.140	$12.516	450
	2007	$12.516	$14.462	404
	2008	$14.462	$7.555	402
	2009	$7.555	$11.608	399
	2010	$11.608	$14.517	396
	2011	$14.517	$12.930	0
	2012	$12.930	$14.181	0
	2013	$14.181	$19.035	0
	2014	$19.035	$20.142	0
	2015	$20.142	$19.998	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.312	$11.078	824
	2007	$11.078	$11.558	787
	2008	$11.558	$9.365	587
	2009	$9.365	$12.360	535
	2010	$12.360	$13.640	516
	2011	$13.640	$13.991	651
	2012	$13.991	$15.470	509
	2013	$15.470	$16.443	489
	2014	$16.443	$16.859	153
	2015	$16.859	$16.312	153

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.464	$12.914	6,108
	2007	$12.914	$13.541	4,599
	2008	$13.541	$9.490	3,711
	2009	$9.490	$11.747	3,798
	2010	$11.747	$13.740	3,676
	2011	$13.740	$12.895	3,355
	2012	$12.895	$14.011	597
	2013	$14.011	$18.690	620
	2014	$18.690	$19.676	604
	2015	$19.676	$18.668	599

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.050	$12.734	640
	2007	$12.734	$12.942	636
	2008	$12.942	$8.085	633
	2009	$8.085	$9.445	0
	2010	$9.445	$10.897	0
	2011	$10.897	$10.057	0
	2012	$10.057	$11.076	0
	2013	$11.076	$14.790	0
	2014	$14.790	$15.645	0
	2015	$15.645	$14.932	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.453	$12.143	1,391
	2007	$12.143	$14.469	1,817
	2008	$14.469	$8.780	1,279
	2009	$8.780	$12.557	245
	2010	$12.557	$15.167	226
	2011	$15.167	$13.406	170
	2012	$13.406	$15.029	169
	2013	$15.029	$20.244	150
	2014	$20.244	$21.099	143
	2015	$21.099	$21.296	137

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.829	$13.045	12,798
	2007	$13.045	$12.891	10,327
	2008	$12.891	$7.682	8,752
	2009	$7.682	$9.557	8,450
	2010	$9.557	$11.779	7,586
	2011	$11.779	$11.110	5,932
	2012	$11.110	$12.504	1,204
	2013	$12.504	$16.011	1,219
	2014	$16.011	$17.547	1,174
	2015	$17.547	$16.588	1,125

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.262	$14.032	8,924
	2007	$14.032	$15.698	7,412
	2008	$15.698	$8.381	7,560
	2009	$8.381	$11.871	5,589
	2010	$11.871	$12.732	5,557
	2011	$12.732	$12.339	4,818
	2012	$12.339	$13.797	1,331
	2013	$13.797	$17.547	990
	2014	$17.547	$19.850	897
	2015	$19.850	$20.142	817

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.401	$15.688	11,787
	2007	$15.688	$15.951	10,841
	2008	$15.951	$8.837	9,337
	2009	$8.837	$10.559	9,544
	2010	$10.559	$11.690	7,258
	2011	$11.690	$11.532	6,038
	2012	$11.532	$12.702	4,140
	2013	$12.702	$14.083	1,484
	2014	$14.083	$14.947	1,476
	2015	$14.947	$14.770	1,468

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.163	$10.479	1,437
	2007	$10.479	$10.716	2,744
	2008	$10.716	$6.415	1,318
	2009	$6.415	$6.874	1,016
	2010	$6.874	$7.517	1,033
	2011	$7.517	$7.972	2,982
	2012	$7.972	$8.630	2,830
	2013	$8.630	$8.447	2,934
	2014	$8.447	$8.875	770
	2015	$8.875	$8.782	754

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$16.012	$16.159	4,131
	2007	$16.159	$16.834	4,034
	2008	$16.834	$8.401	4,384
	2009	$8.401	$10.918	4,025
	2010	$10.918	$13.642	3,638
	2011	$13.642	$13.517	3,112
	2012	$13.517	$15.428	1,087
	2013	$15.428	$20.560	828
	2014	$20.560	$21.319	814
	2015	$21.319	$22.277	747

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.649	$21.507	7,194
	2007	$21.507	$22.416	6,825
	2008	$22.416	$13.142	6,257
	2009	$13.142	$17.996	5,865
	2010	$17.996	$20.459	4,713
	2011	$20.459	$18.390	2,779
	2012	$18.390	$21.855	1,911
	2013	$21.855	$27.271	930
	2014	$27.271	$27.347	898
	2015	$27.347	$27.858	860

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.031	$13.731	21,256
	2007	$13.731	$14.780	23,387
	2008	$14.780	$12.419	12,417
	2009	$12.419	$14.449	11,091
	2010	$14.449	$16.295	10,906
	2011	$16.295	$16.116	8,148
	2012	$16.116	$17.918	3,779
	2013	$17.918	$17.541	2,238
	2014	$17.541	$17.665	2,255
	2015	$17.665	$16.926	2,270

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.886	$14.904	3,826
	2007	$14.904	$14.575	3,888
	2008	$14.575	$3.068	4,070
	2009	$3.068	$3.797	7,755
	2010	$3.797	$4.270	4,261
	2011	$4.270	$4.089	4,214
	2012	$4.089	$4.538	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.088	$15.887	23,198
	2007	$15.887	$16.257	19,599
	2008	$16.257	$9.804	16,709
	2009	$9.804	$12.330	13,230
	2010	$12.330	$14.033	11,511
	2011	$14.033	$13.746	8,090
	2012	$13.746	$15.749	4,401
	2013	$15.749	$20.341	1,779
	2014	$20.341	$22.066	1,556
	2015	$22.066	$22.355	1,494

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.526	$20.873	8,471
	2007	$20.873	$20.222	6,988
	2008	$20.222	$12.318	7,279
	2009	$12.318	$16.568	6,886
	2010	$16.568	$20.034	6,387
	2011	$20.034	$19.217	4,020
	2012	$19.217	$22.218	1,746
	2013	$22.218	$30.701	764
	2014	$30.701	$33.682	745
	2015	$33.682	$31.079	725

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.643	7,510
	2010	$12.643	$13.989	7,566
	2011	$13.989	$14.010	6,461
	2012	$14.010	$16.423	2,476
	2013	$16.423	$21.369	1,155
	2014	$21.369	$23.655	950
	2015	$23.655	$22.536	925

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.138	$14.449	14,382
	2007	$14.449	$14.332	8,648
	2008	$14.332	$8.347	6,913
	2009	$8.347	$10.304	6,976
	2010	$10.304	$11.221	7,282
	2011	$11.221	$11.332	6,003
	2012	$11.332	$12.530	5,018
	2013	$12.530	$14.539	4,189
	2014	$14.539	$15.812	3,254
	2015	$15.812	$15.361	1,228

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.020	$15.548	13,482
	2007	$15.548	$15.725	13,248
	2008	$15.725	$10.303	7,172
	2009	$10.303	$13.688	6,879
	2010	$13.688	$15.425	5,839
	2011	$15.425	$15.094	3,168
	2012	$15.094	$16.936	1,659
	2013	$16.936	$19.886	0
	2014	$19.886	$21.381	0
	2015	$21.381	$21.045	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.243	$13.376	4,411
	2007	$13.376	$13.063	4,612
	2008	$13.063	$10.644	4,455
	2009	$10.644	$13.179	3,554
	2010	$13.179	$13.269	2,041
	2011	$13.269	$12.885	1,211
	2012	$12.885	$15.480	274
	2013	$15.480	$21.548	0
	2014	$21.548	$27.026	0
	2015	$27.026	$28.623	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.932	$22.384	219
	2007	$22.384	$26.379	187
	2008	$26.379	$18.017	0
	2009	$18.017	$19.006	0
	2010	$19.006	$19.018	0
	2011	$19.018	$17.677	0
	2012	$17.677	$18.244	0
	2013	$18.244	$20.403	0
	2014	$20.403	$22.971	0
	2015	$22.971	$20.333	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.256	$17.377	15,415
	2007	$17.377	$16.042	11,023
	2008	$16.042	$9.663	8,622
	2009	$9.663	$12.325	7,934
	2010	$12.325	$13.852	6,822
	2011	$13.852	$12.980	3,017
	2012	$12.980	$15.194	1,414
	2013	$15.194	$20.256	1,116
	2014	$20.256	$22.040	822
	2015	$22.040	$20.026	724

Putnam VT High Yield Fund - Class IB
	2006	$14.694	$15.959	12,966
	2007	$15.959	$16.118	11,207
	2008	$16.118	$11.709	7,789
	2009	$11.709	$17.279	5,970
	2010	$17.279	$19.362	5,775
	2011	$19.362	$19.360	4,650
	2012	$19.360	$22.068	1,655
	2013	$22.068	$23.387	797
	2014	$23.387	$23.338	736
	2015	$23.338	$21.705	747

Putnam VT Income Fund - Class IB
	2006	$10.785	$11.077	15,486
	2007	$11.077	$11.452	12,376
	2008	$11.452	$8.560	7,990
	2009	$8.560	$12.336	5,615
	2010	$12.336	$13.318	5,586
	2011	$13.318	$13.741	5,284
	2012	$13.741	$14.952	4,158
	2013	$14.952	$14.967	3,271
	2014	$14.967	$15.656	2,061
	2015	$15.656	$15.159	2,011

Putnam VT International Equity Fund - Class IB
	2006	$16.856	$21.155	12,860
	2007	$21.155	$22.524	13,388
	2008	$22.524	$12.404	7,535
	2009	$12.404	$15.191	8,155
	2010	$15.191	$16.423	6,380
	2011	$16.423	$13.405	5,828
	2012	$13.405	$16.058	1,642
	2013	$16.058	$20.208	1,381
	2014	$20.208	$18.511	1,364
	2015	$18.511	$18.214	1,377

Putnam VT Investors Fund - Class IB
	2006	$15.384	$17.223	9,379
	2007	$17.223	$16.048	7,012
	2008	$16.048	$9.532	6,679
	2009	$9.532	$12.253	6,239
	2010	$12.253	$13.716	5,231
	2011	$13.716	$13.484	3,664
	2012	$13.484	$15.479	2,806
	2013	$15.479	$20.552	1,769
	2014	$20.552	$23.004	1,716
	2015	$23.004	$22.111	550

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.825	$10.079	3,396
	2007	$10.079	$10.376	8,026
	2008	$10.376	$10.457	2,213
	2009	$10.457	$10.297	1,970
	2010	$10.297	$10.122	2,081
	2011	$10.122	$9.947	2,003
	2012	$9.947	$9.774	1,894
	2013	$9.774	$9.605	1,973
	2014	$9.605	$9.439	1,280
	2015	$9.439	$9.276	1,246

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.823	$16.879	4,431
	2007	$16.879	$17.535	3,735
	2008	$17.535	$10.554	1,871
	2009	$10.554	$13.703	1,758
	2010	$13.703	$16.098	5,557
	2011	$16.098	$15.014	2,745
	2012	$15.014	$17.225	2,000
	2013	$17.225	$23.093	688
	2014	$23.093	$25.752	663
	2015	$25.752	$25.231	646

Putnam VT New Value Fund - Class IB
	2006	$17.211	$19.621	11,460
	2007	$19.621	$18.335	7,229
	2008	$18.335	$9.952	7,658
	2009	$9.952	$9.369	0

Putnam VT Research Fund - Class IB
	2006	$14.291	$15.632	1,065
	2007	$15.632	$15.444	1,053
	2008	$15.444	$9.326	1,287
	2009	$9.326	$12.205	1,098
	2010	$12.205	$13.956	917
	2011	$13.956	$13.474	332
	2012	$13.474	$15.612	330
	2013	$15.612	$20.458	0
	2014	$20.458	$23.089	0
	2015	$23.089	$22.337	0

Putnam VT Vista Fund - Class IB
	2006	$17.429	$18.061	6,858
	2007	$18.061	$18.421	5,537
	2008	$18.421	$9.856	5,857
	2009	$9.856	$13.437	5,869
	2010	$13.437	$15.339	0

Putnam VT Voyager Fund - Class IB
	2006	$13.298	$13.777	10,940
	2007	$13.777	$14.284	9,181
	2008	$14.284	$8.837	6,739
	2009	$8.837	$14.232	5,792
	2010	$14.232	$16.893	5,399
	2011	$16.893	$13.637	3,125
	2012	$13.637	$15.306	2,347
	2013	$15.306	$21.616	1,029
	2014	$21.616	$23.304	996
	2015	$23.304	$21.499	981

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.546	$18.016	5,275
	2007	$18.016	$18.832	5,122
	2008	$18.832	$15.733	3,584
	2009	$15.733	$20.114	3,094
	2010	$20.114	$21.690	4,311
	2011	$21.690	$22.780	1,813
	2012	$22.780	$26.384	618
	2013	$26.384	$23.655	420
	2014	$23.655	$23.915	450
	2015	$23.915	$23.223	470

UIF Global Franchise Portfolio, Class II
	2006	$12.192	$14.558	5,032
	2007	$14.558	$15.702	4,947
	2008	$15.702	$10.964	4,111
	2009	$10.964	$13.958	3,909
	2010	$13.958	$15.641	5,281
	2011	$15.641	$16.761	2,629
	2012	$16.761	$19.036	441
	2013	$19.036	$22.383	485
	2014	$22.383	$22.985	495
	2015	$22.985	$23.986	486

UIF Growth Portfolio, Class I
	2006	$12.226	$12.507	3,779
	2007	$12.507	$14.980	3,220
	2008	$14.980	$7.479	3,707
	2009	$7.479	$12.166	2,771
	2010	$12.166	$14.688	2,504
	2011	$14.688	$14.029	1,942
	2012	$14.029	$15.766	1,177
	2013	$15.766	$22.939	0
	2014	$22.939	$23.974	0
	2015	$23.974	$26.440	0

UIF Growth Portfolio, Class II
	2006	$12.172	$12.417	0
	2007	$12.417	$14.843	0
	2008	$14.843	$7.387	1,361
	2009	$7.387	$11.987	0
	2010	$11.987	$14.442	0
	2011	$14.442	$13.760	0
	2012	$13.760	$15.420	0
	2013	$15.420	$22.383	0
	2014	$22.383	$23.333	0
	2015	$23.333	$25.671	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.823	760
	2007	$9.823	$11.833	2,466
	2008	$11.833	$6.184	2,338
	2009	$6.184	$9.562	1,500
	2010	$9.562	$12.428	2,472
	2011	$12.428	$11.336	226
	2012	$11.336	$12.083	236
	2013	$12.083	$16.324	209
	2014	$16.324	$16.335	208
	2015	$16.335	$15.089	218

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.606	$19.348	0
	2007	$19.348	$19.572	674
	2008	$19.572	$11.455	1,205
	2009	$11.455	$16.506	957
	2010	$16.506	$20.526	265
	2011	$20.526	$18.412	263
	2012	$18.412	$20.751	262
	2013	$20.751	$34.935	0
	2014	$34.935	$29.569	0
	2015	$29.569	$26.209	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.273	$30.131	9,861
	2007	$30.131	$24.490	8,784
	2008	$24.490	$14.906	8,858
	2009	$14.906	$18.819	8,953
	2010	$18.819	$23.952	6,597
	2011	$23.952	$24.869	4,513
	2012	$24.869	$28.253	1,667
	2013	$28.253	$28.247	640
	2014	$28.247	$35.924	608
	2015	$35.924	$35.977	553

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.944	$10.179	645
	2007	$10.179	$10.447	8,813
	2008	$10.447	$10.449	411
	2009	$10.449	$10.274	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.256	41,129
	2007	$10.256	$11.814	56,756
	2008	$11.814	$6.649	38,815
	2009	$6.649	$8.846	35,499
	2010	$8.846	$10.158	33,389
	2011	$10.158	$9.699	30,126
	2012	$9.699	$11.063	27,753
	2013	$11.063	$14.228	23,334
	2014	$14.228	$15.602	13,908
	2015	$15.602	$15.386	8,645

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.447	0
	2007	$10.447	$11.123	0
	2008	$11.123	$8.175	90,108
	2009	$8.175	$9.952	38,481
	2010	$9.952	$11.000	39,518
	2011	$11.000	$10.757	36,694
	2012	$10.757	$11.788	33,926
	2013	$11.788	$13.104	30,924
	2014	$13.104	$13.412	26,168
	2015	$13.412	$13.102	24,682

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.477	0
	2007	$10.477	$11.314	0
	2008	$11.314	$7.467	48,645
	2009	$7.467	$9.426	83,260
	2010	$9.426	$10.584	72,335
	2011	$10.584	$10.266	61,187
	2012	$10.266	$11.400	42,013
	2013	$11.400	$12.946	30,037
	2014	$12.946	$13.299	23,299
	2015	$13.299	$13.001	21,610

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.486	0
	2007	$10.486	$11.438	0
	2008	$11.438	$6.945	0
	2009	$6.945	$8.948	0
	2010	$8.948	$10.184	6,721
	2011	$10.184	$9.719	6,565
	2012	$9.719	$10.994	6,166
	2013	$10.994	$13.108	5,386
	2014	$13.108	$13.484	4,661
	2015	$13.484	$13.173	4,849

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.338	0
	2007	$10.338	$10.753	391
	2008	$10.753	$9.430	388
	2009	$9.430	$10.617	1,718
	2010	$10.617	$11.183	1,641
	2011	$11.183	$11.136	1,524
	2012	$11.136	$11.621	3,486
	2013	$11.621	$12.007	767
	2014	$12.007	$12.209	674
	2015	$12.209	$11.922	582

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.256	338

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.733	3,262
	2007	$9.733	$11.690	1,554
	2008	$11.690	$6.340	1,532
	2009	$6.340	$8.993	0
	2010	$8.993	$10.578	891
	2011	$10.578	$10.436	780
	2012	$10.436	$12.112	641
	2013	$12.112	$16.012	494
	2014	$16.012	$17.665	424
	2015	$17.665	$18.733	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.809	3,551
	2007	$10.809	$11.165	3,805
	2008	$11.165	$6.890	8,072
	2009	$6.890	$8.547	4,323
	2010	$8.547	$9.630	4,568
	2011	$9.630	$9.627	2,239
	2012	$9.627	$10.932	2,155
	2013	$10.932	$14.162	1,762
	2014	$14.162	$15.757	1,914
	2015	$15.757	$15.642	1,839

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.865	6,534
	2007	$9.865	$11.173	35,824
	2008	$11.173	$6.627	27,233
	2009	$6.627	$9.096	26,165
	2010	$9.096	$11.485	23,949
	2011	$11.485	$10.056	22,690
	2012	$10.056	$11.314	14,995
	2013	$11.314	$15.097	13,674
	2014	$15.097	$15.721	7,777
	2015	$15.721	$15.188	4,780

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.795	$16.966	72,987
	2007	$16.966	$16.043	72,635
	2008	$16.043	$10.218	19,931
	2009	$10.218	$12.700	50,427
	2010	$12.700	$14.553	41,966
	2011	$14.553	$14.637	33,303
	2012	$14.637	$16.133	22,559
	2013	$16.133	$20.535	22,310
	2014	$20.535	$22.010	18,429
	2015	$22.010	$21.419	14,124

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.202	$13.008	150,067
	2007	$13.008	$13.254	186,731
	2008	$13.254	$9.156	138,570
	2009	$9.156	$12.194	125,396
	2010	$12.194	$13.493	97,633
	2011	$13.493	$13.568	84,768
	2012	$13.568	$15.011	61,497
	2013	$15.011	$16.797	55,585
	2014	$16.797	$17.258	38,507
	2015	$17.258	$15.753	33,401

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.442	$11.373	76,670
	2007	$11.373	$11.864	106,390
	2008	$11.864	$7.628	90,397
	2009	$7.628	$9.719	80,614
	2010	$9.719	$10.652	68,217
	2011	$10.652	$10.304	55,828
	2012	$10.304	$11.371	41,434
	2013	$11.371	$14.365	32,056
	2014	$14.365	$15.866	21,396
	2015	$15.866	$16.458	16,185

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.004	13,242
	2007	$11.004	$12.086	19,375
	2008	$12.086	$8.492	18,256
	2009	$8.492	$10.285	16,148
	2010	$10.285	$11.308	22,421
	2011	$11.308	$10.778	17,941
	2012	$10.778	$11.998	10,124
	2013	$11.998	$15.038	4,461
	2014	$15.038	$15.611	2,089
	2015	$15.611	$14.772	1,995

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.242	$17.722	104,767
	2007	$17.722	$18.009	104,328
	2008	$18.009	$11.123	79,085
	2009	$11.123	$13.769	68,414
	2010	$13.769	$15.037	59,645
	2011	$15.037	$14.614	49,144
	2012	$14.614	$16.396	41,399
	2013	$16.396	$20.654	36,273
	2014	$20.654	$21.729	25,451
	2015	$21.729	$20.286	24,317

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.912	$21.729	31,974
	2007	$21.729	$20.830	33,599
	2008	$20.830	$13.702	30,454
	2009	$13.702	$17.380	25,589
	2010	$17.380	$21.887	20,506
	2011	$21.887	$20.688	15,521
	2012	$20.688	$24.052	11,739
	2013	$24.052	$32.182	8,165
	2014	$32.182	$31.786	4,187
	2015	$31.786	$28.911	3,596

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.520	$18.703	0
	2007	$18.703	$20.431	0
	2008	$20.431	$11.538	0
	2009	$11.538	$16.269	0
	2010	$16.269	$20.392	0
	2011	$20.392	$19.060	0
	2012	$19.060	$20.749	0
	2013	$20.749	$28.153	0
	2014	$28.153	$29.715	0
	2015	$29.715	$28.408	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.298	$10.520	18,218
	2007	$10.520	$11.014	19,783
	2008	$11.014	$11.637	28,141
	2009	$11.637	$11.783	15,548
	2010	$11.783	$12.183	14,735
	2011	$12.183	$12.646	7,628
	2012	$12.646	$12.653	7,081
	2013	$12.653	$12.148	7,039
	2014	$12.148	$12.335	4,418
	2015	$12.335	$12.171	2,984

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.875	$32.551	9,885
	2007	$32.551	$41.167	8,658
	2008	$41.167	$19.120	8,622
	2009	$19.120	$32.410	6,934
	2010	$32.410	$37.428	6,313
	2011	$37.428	$30.930	6,424
	2012	$30.930	$34.373	5,021
	2013	$34.373	$33.447	3,933
	2014	$33.447	$30.091	3,536
	2015	$30.091	$23.759	3,307

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.133	$20.436	72,138
	2007	$20.436	$23.171	88,482
	2008	$23.171	$13.567	69,968
	2009	$13.567	$18.260	61,077
	2010	$18.260	$19.441	57,398
	2011	$19.441	$17.063	49,020
	2012	$17.063	$19.812	36,035
	2013	$19.812	$23.927	28,268
	2014	$23.927	$20.883	19,433
	2015	$20.883	$19.177	16,260

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.829	$15.317	0
	2007	$15.317	$16.696	0
	2008	$16.696	$17.415	0
	2009	$17.415	$20.299	0
	2010	$20.299	$22.816	0
	2011	$22.816	$22.213	0
	2012	$22.213	$25.102	0
	2013	$25.102	$25.054	0
	2014	$25.054	$25.056	0
	2015	$25.056	$23.549	0

Invesco V.I. American Franchise Fund - Series II
	2006	$13.017	$13.120	17,867
	2007	$13.120	$15.028	16,541
	2008	$15.028	$7.510	14,826
	2009	$7.510	$12.217	12,224
	2010	$12.217	$14.346	8,116
	2011	$14.346	$13.189	6,067
	2012	$13.189	$14.688	5,418
	2013	$14.688	$20.166	4,402
	2014	$20.166	$21.423	4,120
	2015	$21.423	$22.039	1,760

Invesco V.I. American Value Fund - Series I
	2006	$12.455	$14.764	15,333
	2007	$14.764	$15.636	15,049
	2008	$15.636	$9.015	10,604
	2009	$9.015	$12.325	8,747
	2010	$12.325	$14.797	9,198
	2011	$14.797	$14.667	8,679
	2012	$14.667	$16.897	6,603
	2013	$16.897	$22.281	5,114
	2014	$22.281	$24.015	5,439
	2015	$24.015	$21.433	5,087

Invesco V.I. American Value Fund - Series II
	2006	$12.429	$14.725	16,780
	2007	$14.725	$15.580	23,116
	2008	$15.580	$8.963	22,044
	2009	$8.963	$12.250	17,415
	2010	$12.250	$14.699	11,762
	2011	$14.699	$14.556	7,959
	2012	$14.556	$16.735	6,463
	2013	$16.735	$22.013	5,026
	2014	$22.013	$23.668	2,937
	2015	$23.668	$21.069	2,790

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.583	$13.202	62,460
	2007	$13.202	$12.662	68,349
	2008	$12.662	$7.983	57,712
	2009	$7.983	$10.067	49,686
	2010	$10.067	$11.439	43,218
	2011	$11.439	$10.998	39,683
	2012	$10.998	$12.845	27,403
	2013	$12.845	$17.113	21,046
	2014	$17.113	$18.336	10,294
	2015	$18.336	$16.892	8,294

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.550	$12.771	81,319
	2007	$12.771	$12.962	81,953
	2008	$12.962	$9.843	57,095
	2009	$9.843	$11.841	51,193
	2010	$11.841	$13.028	39,730
	2011	$13.028	$12.629	37,436
	2012	$12.629	$13.939	28,195
	2013	$13.939	$17.096	23,484
	2014	$17.096	$18.262	18,955
	2015	$18.262	$17.471	12,225

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.134	$18.377	37,917
	2007	$18.377	$18.502	37,172
	2008	$18.502	$12.318	31,373
	2009	$12.318	$15.014	28,591
	2010	$15.014	$16.543	26,079
	2011	$16.543	$15.880	18,103
	2012	$15.880	$17.832	15,158
	2013	$17.832	$23.427	12,573
	2014	$23.427	$25.301	10,412
	2015	$25.301	$24.025	9,058

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.129	$12.499	1,850
	2007	$12.499	$14.435	1,853
	2008	$14.435	$7.537	165
	2009	$7.537	$11.574	154
	2010	$11.574	$14.468	326
	2011	$14.468	$12.879	250
	2012	$12.879	$14.119	206
	2013	$14.119	$18.942	10
	2014	$18.942	$20.033	10
	2015	$20.033	$19.880	9

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.305	$11.066	49,264
	2007	$11.066	$11.539	63,557
	2008	$11.539	$9.345	49,634
	2009	$9.345	$12.327	43,608
	2010	$12.327	$13.597	38,872
	2011	$13.597	$13.940	32,110
	2012	$13.940	$15.405	28,124
	2013	$15.405	$16.366	25,069
	2014	$16.366	$16.772	17,231
	2015	$16.772	$16.219	14,080

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.456	$12.899	38,672
	2007	$12.899	$13.519	33,280
	2008	$13.519	$9.470	30,671
	2009	$9.470	$11.716	32,642
	2010	$11.716	$13.696	27,324
	2011	$13.696	$12.847	17,701
	2012	$12.847	$13.952	13,403
	2013	$13.952	$18.602	12,154
	2014	$18.602	$19.574	10,233
	2015	$19.574	$18.561	9,102

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.043	$12.720	41,503
	2007	$12.720	$12.920	56,434
	2008	$12.920	$8.067	50,118
	2009	$8.067	$9.420	40,700
	2010	$9.420	$10.862	34,720
	2011	$10.862	$10.020	32,119
	2012	$10.020	$11.029	28,550
	2013	$11.029	$14.721	22,661
	2014	$14.721	$15.563	20,300
	2015	$15.563	$14.847	14,467

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.446	$12.129	19,086
	2007	$12.129	$14.445	25,020
	2008	$14.445	$8.761	19,580
	2009	$8.761	$12.523	16,526
	2010	$12.523	$15.119	13,535
	2011	$15.119	$13.356	13,459
	2012	$13.356	$14.967	9,228
	2013	$14.967	$20.149	7,164
	2014	$20.149	$20.989	5,053
	2015	$20.989	$21.175	3,277

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.821	$13.030	64,130
	2007	$13.030	$12.870	56,540
	2008	$12.870	$7.665	36,742
	2009	$7.665	$9.531	35,601
	2010	$9.531	$11.741	29,840
	2011	$11.741	$11.069	22,385
	2012	$11.069	$12.451	18,362
	2013	$12.451	$15.936	14,088
	2014	$15.936	$17.455	11,376
	2015	$17.455	$16.493	9,444

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.244	$14.006	78,238
	2007	$14.006	$15.661	75,943
	2008	$15.661	$8.357	76,502
	2009	$8.357	$11.831	71,980
	2010	$11.831	$12.682	66,244
	2011	$12.682	$12.284	53,216
	2012	$12.284	$13.730	30,478
	2013	$13.730	$17.452	27,074
	2014	$17.452	$19.733	17,062
	2015	$19.733	$20.013	12,916

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.382	$15.659	27,247
	2007	$15.659	$15.913	27,031
	2008	$15.913	$8.812	23,600
	2009	$8.812	$10.523	19,654
	2010	$10.523	$11.645	18,698
	2011	$11.645	$11.481	15,204
	2012	$11.481	$12.640	10,002
	2013	$12.640	$14.007	9,020
	2014	$14.007	$14.859	6,424
	2015	$14.859	$14.675	5,904

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.156	$10.467	60,863
	2007	$10.467	$10.699	105,695
	2008	$10.699	$6.402	101,674
	2009	$6.402	$6.856	99,831
	2010	$6.856	$7.493	84,217
	2011	$7.493	$7.942	67,378
	2012	$7.942	$8.593	61,366
	2013	$8.593	$8.408	60,217
	2014	$8.408	$8.829	48,262
	2015	$8.829	$8.732	32,052

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.990	$16.129	11,575
	2007	$16.129	$16.795	11,497
	2008	$16.795	$8.377	10,729
	2009	$8.377	$10.881	8,233
	2010	$10.881	$13.589	7,220
	2011	$13.589	$13.457	6,177
	2012	$13.457	$15.352	3,540
	2013	$15.352	$20.449	2,857
	2014	$20.449	$21.192	2,358
	2015	$21.192	$22.134	2,090

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.623	$21.467	14,429
	2007	$21.467	$22.363	13,714
	2008	$22.363	$13.104	12,974
	2009	$13.104	$17.935	9,868
	2010	$17.935	$20.380	9,385
	2011	$20.380	$18.309	5,865
	2012	$18.309	$21.747	6,186
	2013	$21.747	$27.123	5,591
	2014	$27.123	$27.185	1,527
	2015	$27.185	$27.679	1,389

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$13.013	$13.706	128,135
	2007	$13.706	$14.745	131,509
	2008	$14.745	$12.383	108,046
	2009	$12.383	$14.400	98,302
	2010	$14.400	$16.232	78,777
	2011	$16.232	$16.046	64,469
	2012	$16.046	$17.830	53,142
	2013	$17.830	$17.446	48,869
	2014	$17.446	$17.561	28,198
	2015	$17.561	$16.817	24,359

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.868	$14.877	28,012
	2007	$14.877	$14.540	28,707
	2008	$14.540	$3.060	29,658
	2009	$3.060	$3.785	33,203
	2010	$3.785	$4.254	24,370
	2011	$4.254	$4.071	16,883
	2012	$4.071	$4.516	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.069	$15.857	81,275
	2007	$15.857	$16.219	89,430
	2008	$16.219	$9.775	81,520
	2009	$9.775	$12.288	71,296
	2010	$12.288	$13.978	55,735
	2011	$13.978	$13.685	43,519
	2012	$13.685	$15.672	31,505
	2013	$15.672	$20.231	20,114
	2014	$20.231	$21.935	15,438
	2015	$21.935	$22.212	12,161

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.501	$20.834	23,077
	2007	$20.834	$20.174	22,335
	2008	$20.174	$12.283	19,330
	2009	$12.283	$16.512	17,130
	2010	$16.512	$19.956	13,368
	2011	$19.956	$19.132	9,548
	2012	$19.132	$22.109	8,028
	2013	$22.109	$30.534	5,881
	2014	$30.534	$33.483	5,300
	2015	$33.483	$30.879	4,337

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.600	34,657
	2010	$12.600	$13.934	28,136
	2011	$13.934	$13.948	22,947
	2012	$13.948	$16.343	16,111
	2013	$16.343	$21.253	12,400
	2014	$21.253	$23.515	9,358
	2015	$23.515	$22.392	8,332

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.120	$14.422	40,731
	2007	$14.422	$14.298	31,281
	2008	$14.298	$8.323	19,259
	2009	$8.323	$10.269	17,292
	2010	$10.269	$11.177	16,598
	2011	$11.177	$11.282	13,007
	2012	$11.282	$12.468	12,057
	2013	$12.468	$14.461	8,046
	2014	$14.461	$15.718	7,544
	2015	$15.718	$15.262	6,924

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$14.001	$15.519	8,814
	2007	$15.519	$15.688	8,940
	2008	$15.688	$10.273	5,685
	2009	$10.273	$13.641	3,976
	2010	$13.641	$15.365	2,626
	2011	$15.365	$15.028	3,986
	2012	$15.028	$16.853	2,677
	2013	$16.853	$19.778	2,502
	2014	$19.778	$21.255	2,209
	2015	$21.255	$20.910	1,791

Putnam VT Global Health Care Fund - Class IB
	2006	$13.225	$13.351	3,689
	2007	$13.351	$13.032	3,727
	2008	$13.032	$10.614	2,261
	2009	$10.614	$13.134	2,152
	2010	$13.134	$13.217	2,136
	2011	$13.217	$12.828	2,758
	2012	$12.828	$15.404	1,712
	2013	$15.404	$21.431	1,616
	2014	$21.431	$26.866	774
	2015	$26.866	$28.439	686

Putnam VT Global Utilities Fund - Class IB
	2006	$17.908	$22.343	2,055
	2007	$22.343	$26.317	1,860
	2008	$26.317	$17.965	901
	2009	$17.965	$18.941	895
	2010	$18.941	$18.943	1,357
	2011	$18.943	$17.599	1,287
	2012	$17.599	$18.154	1,216
	2013	$18.154	$20.293	1,119
	2014	$20.293	$22.835	981
	2015	$22.835	$20.203	964

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.236	$17.345	50,284
	2007	$17.345	$16.004	40,243
	2008	$16.004	$9.635	31,290
	2009	$9.635	$12.283	25,558
	2010	$12.283	$13.798	21,485
	2011	$13.798	$12.923	17,597
	2012	$12.923	$15.119	10,872
	2013	$15.119	$20.147	7,572
	2014	$20.147	$21.910	6,808
	2015	$21.910	$19.898	4,943

Putnam VT High Yield Fund - Class IB
	2006	$14.674	$15.929	37,081
	2007	$15.929	$16.080	34,169
	2008	$16.080	$11.675	28,074
	2009	$11.675	$17.220	22,912
	2010	$17.220	$19.287	18,019
	2011	$19.287	$19.275	11,494
	2012	$19.275	$21.960	9,353
	2013	$21.960	$23.261	7,913
	2014	$23.261	$23.200	7,072
	2015	$23.200	$21.565	6,378

Putnam VT Income Fund - Class IB
	2006	$10.771	$11.057	118,341
	2007	$11.057	$11.425	116,401
	2008	$11.425	$8.536	93,605
	2009	$8.536	$12.294	89,870
	2010	$12.294	$13.266	71,428
	2011	$13.266	$13.681	57,045
	2012	$13.681	$14.879	49,554
	2013	$14.879	$14.886	45,756
	2014	$14.886	$15.563	39,351
	2015	$15.563	$15.062	35,717

Putnam VT International Equity Fund - Class IB
	2006	$16.833	$21.116	27,896
	2007	$21.116	$22.471	35,123
	2008	$22.471	$12.369	25,991
	2009	$12.369	$15.139	23,107
	2010	$15.139	$16.359	19,414
	2011	$16.359	$13.346	14,635
	2012	$13.346	$15.979	10,986
	2013	$15.979	$20.099	7,884
	2014	$20.099	$18.401	5,718
	2015	$18.401	$18.097	4,752

Putnam VT Investors Fund - Class IB
	2006	$15.363	$17.191	22,899
	2007	$17.191	$16.010	16,377
	2008	$16.010	$9.505	11,082
	2009	$9.505	$12.212	9,289
	2010	$12.212	$13.663	5,855
	2011	$13.663	$13.425	4,428
	2012	$13.425	$15.403	3,317
	2013	$15.403	$20.440	2,955
	2014	$20.440	$22.867	3,315
	2015	$22.867	$21.969	2,910

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.812	$10.060	93,071
	2007	$10.060	$10.351	97,977
	2008	$10.351	$10.427	109,744
	2009	$10.427	$10.262	143,697
	2010	$10.262	$10.082	112,237
	2011	$10.082	$9.903	55,522
	2012	$9.903	$9.726	49,457
	2013	$9.726	$9.553	41,877
	2014	$9.553	$9.383	33,564
	2015	$9.383	$9.216	26,863

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.801	$16.847	11,363
	2007	$16.847	$17.494	9,298
	2008	$17.494	$10.523	6,394
	2009	$10.523	$13.656	5,875
	2010	$13.656	$16.035	8,830
	2011	$16.035	$14.948	7,996
	2012	$14.948	$17.140	5,055
	2013	$17.140	$22.968	3,696
	2014	$22.968	$25.600	3,487
	2015	$25.600	$25.069	3,334

Putnam VT New Value Fund - Class IB
	2006	$17.188	$19.584	43,536
	2007	$19.584	$18.292	48,573
	2008	$18.292	$9.923	39,640
	2009	$9.923	$9.341	0

Putnam VT Research Fund - Class IB
	2006	$14.272	$15.603	12,199
	2007	$15.603	$15.408	6,663
	2008	$15.408	$9.299	5,919
	2009	$9.299	$12.163	5,296
	2010	$12.163	$13.902	5,320
	2011	$13.902	$13.415	3,003
	2012	$13.415	$15.535	2,146
	2013	$15.535	$20.347	1,655
	2014	$20.347	$22.953	1,513
	2015	$22.953	$22.194	1,367

Putnam VT Vista Fund - Class IB
	2006	$17.406	$18.027	5,633
	2007	$18.027	$18.377	6,117
	2008	$18.377	$9.828	4,204
	2009	$9.828	$13.392	3,271
	2010	$13.392	$15.282	0

Putnam VT Voyager Fund - Class IB
	2006	$13.280	$13.752	53,307
	2007	$13.752	$14.250	39,814
	2008	$14.250	$8.812	27,456
	2009	$8.812	$14.184	19,703
	2010	$14.184	$16.828	17,100
	2011	$16.828	$13.577	17,085
	2012	$13.577	$15.230	11,731
	2013	$15.230	$21.498	8,893
	2014	$21.498	$23.166	7,913
	2015	$23.166	$21.361	6,357

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.524	$17.982	10,673
	2007	$17.982	$18.788	11,293
	2008	$18.788	$15.687	8,216
	2009	$15.687	$20.046	7,287
	2010	$20.046	$21.605	6,061
	2011	$21.605	$22.680	5,174
	2012	$22.680	$26.255	3,041
	2013	$26.255	$23.527	2,548
	2014	$23.527	$23.774	1,884
	2015	$23.774	$23.074	1,870

UIF Global Franchise Portfolio, Class II
	2006	$12.180	$14.536	52,186
	2007	$14.536	$15.670	53,631
	2008	$15.670	$10.936	36,881
	2009	$10.936	$13.915	32,203
	2010	$13.915	$15.586	26,273
	2011	$15.586	$16.693	24,655
	2012	$16.693	$18.949	21,653
	2013	$18.949	$22.269	20,713
	2014	$22.269	$22.857	13,630
	2015	$22.857	$23.840	9,303

UIF Growth Portfolio, Class I
	2006	$12.215	$12.490	5,593
	2007	$12.490	$14.952	4,673
	2008	$14.952	$7.461	4,403
	2009	$7.461	$12.131	5,652
	2010	$12.131	$14.638	5,563
	2011	$14.638	$13.974	5,299
	2012	$13.974	$15.697	4,507
	2013	$15.697	$22.827	3,624
	2014	$22.827	$23.844	2,503
	2015	$23.844	$26.284	2,465

UIF Growth Portfolio, Class II
	2006	$12.162	$12.400	13,030
	2007	$12.400	$14.815	11,456
	2008	$14.815	$7.370	11,248
	2009	$7.370	$11.953	10,019
	2010	$11.953	$14.394	9,727
	2011	$14.394	$13.707	9,666
	2012	$13.707	$15.352	9,518
	2013	$15.352	$22.273	4,903
	2014	$22.273	$23.207	2,452
	2015	$23.207	$25.519	2,204

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.820	29,152
	2007	$9.820	$11.823	42,048
	2008	$11.823	$6.175	40,474
	2009	$6.175	$9.544	30,535
	2010	$9.544	$12.398	23,345
	2011	$12.398	$11.303	22,714
	2012	$11.303	$12.042	18,016
	2013	$12.042	$16.260	14,106
	2014	$16.260	$16.263	11,782
	2015	$16.263	$15.015	10,674

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.582	$19.312	3,145
	2007	$19.312	$19.526	3,275
	2008	$19.526	$11.422	2,325
	2009	$11.422	$16.450	2,296
	2010	$16.450	$20.446	2,272
	2011	$20.446	$18.331	2,238
	2012	$18.331	$20.650	2,202
	2013	$20.650	$34.746	1,943
	2014	$34.746	$29.393	1,114
	2015	$29.393	$26.040	1,120

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.243	$30.075	15,510
	2007	$30.075	$24.432	20,340
	2008	$24.432	$14.863	19,708
	2009	$14.863	$18.755	16,449
	2010	$18.755	$23.859	13,156
	2011	$23.859	$24.760	11,148
	2012	$24.760	$28.114	8,719
	2013	$28.114	$28.094	8,286
	2014	$28.094	$35.711	5,339
	2015	$35.711	$35.746	4,138

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.934	$10.164	25,930
	2007	$10.164	$10.426	24,341
	2008	$10.426	$10.422	17,318
	2009	$10.422	$10.243	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.252	0
	2007	$10.252	$11.804	297
	2008	$11.804	$6.640	658
	2009	$6.640	$8.830	339
	2010	$8.830	$10.134	0
	2011	$10.134	$9.671	0
	2012	$9.671	$11.025	0
	2013	$11.025	$14.172	0
	2014	$14.172	$15.533	0
	2015	$15.533	$15.310	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.444	0
	2007	$10.444	$11.114	0
	2008	$11.114	$8.164	0
	2009	$8.164	$9.933	0
	2010	$9.933	$10.974	0
	2011	$10.974	$10.726	0
	2012	$10.726	$11.748	0
	2013	$11.748	$13.053	0
	2014	$13.053	$13.353	0
	2015	$13.353	$13.038	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.473	0
	2007	$10.473	$11.304	0
	2008	$11.304	$7.456	0
	2009	$7.456	$9.409	0
	2010	$9.409	$10.559	0
	2011	$10.559	$10.237	0
	2012	$10.237	$11.361	0
	2013	$11.361	$12.896	0
	2014	$12.896	$13.240	0
	2015	$13.240	$12.937	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.482	0
	2007	$10.482	$11.428	0
	2008	$11.428	$6.936	0
	2009	$6.936	$8.931	0
	2010	$8.931	$10.160	0
	2011	$10.160	$9.691	0
	2012	$9.691	$10.956	0
	2013	$10.956	$13.057	0
	2014	$13.057	$13.425	0
	2015	$13.425	$13.108	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.335	0
	2007	$10.335	$10.743	0
	2008	$10.743	$9.417	0
	2009	$9.417	$10.597	0
	2010	$10.597	$11.157	0
	2011	$11.157	$11.104	0
	2012	$11.104	$11.581	0
	2013	$11.581	$11.960	0
	2014	$11.960	$12.156	0
	2015	$12.156	$11.864	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.166	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.729	0
	2007	$9.729	$11.680	0
	2008	$11.680	$6.332	0
	2009	$6.332	$8.976	0
	2010	$8.976	$10.553	0
	2011	$10.553	$10.406	0
	2012	$10.406	$12.071	0
	2013	$12.071	$15.950	0
	2014	$15.950	$17.587	0
	2015	$17.587	$18.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.805	0
	2007	$10.805	$11.155	0
	2008	$11.155	$6.881	0
	2009	$6.881	$8.531	0
	2010	$8.531	$9.607	0
	2011	$9.607	$9.599	0
	2012	$9.599	$10.895	0
	2013	$10.895	$14.107	0
	2014	$14.107	$15.687	0
	2015	$15.687	$15.565	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.862	0
	2007	$9.862	$11.164	0
	2008	$11.164	$6.618	0
	2009	$6.618	$9.079	0
	2010	$9.079	$11.458	0
	2011	$11.458	$10.027	0
	2012	$10.027	$11.275	0
	2013	$11.275	$15.038	0
	2014	$15.038	$15.651	0
	2015	$15.651	$15.113	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.767	$16.925	436
	2007	$16.925	$15.996	125
	2008	$15.996	$10.183	133
	2009	$10.183	$12.650	11
	2010	$12.650	$14.489	11
	2011	$14.489	$14.565	11
	2012	$14.565	$16.045	10
	2013	$16.045	$20.413	10
	2014	$20.413	$21.868	10
	2015	$21.868	$21.270	10

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.192	$12.991	0
	2007	$12.991	$13.229	711
	2008	$13.229	$9.135	1,047
	2009	$9.135	$12.158	684
	2010	$12.158	$13.447	0
	2011	$13.447	$13.515	0
	2012	$13.515	$14.944	0
	2013	$14.944	$16.715	0
	2014	$16.715	$17.164	0
	2015	$17.164	$15.660	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.435	$11.360	540
	2007	$11.360	$11.844	257
	2008	$11.844	$7.612	0
	2009	$7.612	$9.693	0
	2010	$9.693	$10.618	0
	2011	$10.618	$10.266	0
	2012	$10.266	$11.323	0
	2013	$11.323	$14.297	0
	2014	$14.297	$15.783	0
	2015	$15.783	$16.364	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.000	0
	2007	$11.000	$12.076	0
	2008	$12.076	$8.480	0
	2009	$8.480	$10.265	0
	2010	$10.265	$11.282	0
	2011	$11.282	$10.747	0
	2012	$10.747	$11.957	0
	2013	$11.957	$14.979	0
	2014	$14.979	$15.543	0
	2015	$15.543	$14.700	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.213	$17.679	1,423
	2007	$17.679	$17.956	1,392
	2008	$17.956	$11.085	671
	2009	$11.085	$13.715	563
	2010	$13.715	$14.970	372
	2011	$14.970	$14.542	288
	2012	$14.542	$16.307	89
	2013	$16.307	$20.530	11
	2014	$20.530	$21.588	11
	2015	$21.588	$20.145	11

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.876	$21.676	801
	2007	$21.676	$20.769	741
	2008	$20.769	$13.655	92
	2009	$13.655	$17.312	8
	2010	$17.312	$21.790	8
	2011	$21.790	$20.585	7
	2012	$20.585	$23.921	7
	2013	$23.921	$31.990	6
	2014	$31.990	$31.581	6
	2015	$31.581	$28.710	7

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.486	$18.658	0
	2007	$18.658	$20.371	0
	2008	$20.371	$11.498	0
	2009	$11.498	$16.205	0
	2010	$16.205	$20.301	0
	2011	$20.301	$18.966	0
	2012	$18.966	$20.636	0
	2013	$20.636	$27.985	0
	2014	$27.985	$29.523	0
	2015	$29.523	$28.209	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.289	$10.506	0
	2007	$10.506	$10.993	0
	2008	$10.993	$11.610	0
	2009	$11.610	$11.749	0
	2010	$11.749	$12.142	0
	2011	$12.142	$12.596	0
	2012	$12.596	$12.597	0
	2013	$12.597	$12.089	0
	2014	$12.089	$12.268	0
	2015	$12.268	$12.099	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.825	$32.472	0
	2007	$32.472	$41.046	0
	2008	$41.046	$19.055	0
	2009	$19.055	$32.282	0
	2010	$32.282	$37.261	0
	2011	$37.261	$30.777	0
	2012	$30.777	$34.185	0
	2013	$34.185	$33.247	0
	2014	$33.247	$29.897	0
	2015	$29.897	$23.593	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.101	$20.387	254
	2007	$20.387	$23.103	164
	2008	$23.103	$13.521	276
	2009	$13.521	$18.188	8
	2010	$18.188	$19.355	8
	2011	$19.355	$16.978	8
	2012	$16.978	$19.704	9
	2013	$19.704	$23.784	8
	2014	$23.784	$20.748	8
	2015	$20.748	$19.044	10

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.803	$15.280	0
	2007	$15.280	$16.647	0
	2008	$16.647	$17.355	0
	2009	$17.355	$20.219	0
	2010	$20.219	$22.715	0
	2011	$22.715	$22.103	0
	2012	$22.103	$24.965	0
	2013	$24.965	$24.904	0
	2014	$24.904	$24.894	0
	2015	$24.894	$23.384	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.992	$13.088	1,454
	2007	$13.088	$14.984	1,197
	2008	$14.984	$7.484	0
	2009	$7.484	$12.169	0
	2010	$12.169	$14.282	0
	2011	$14.282	$13.124	0
	2012	$13.124	$14.608	0
	2013	$14.608	$20.045	0
	2014	$20.045	$21.284	0
	2015	$21.284	$21.885	0

Invesco V.I. American Value Fund - Series I
	2006	$12.444	$14.744	323
	2007	$14.744	$15.607	191
	2008	$15.607	$8.994	224
	2009	$8.994	$12.290	196
	2010	$12.290	$14.747	183
	2011	$14.747	$14.610	137
	2012	$14.610	$16.822	38
	2013	$16.822	$22.171	0
	2014	$22.171	$23.885	0
	2015	$23.885	$21.306	0

Invesco V.I. American Value Fund - Series II
	2006	$12.419	$14.705	0
	2007	$14.705	$15.551	0
	2008	$15.551	$8.942	0
	2009	$8.942	$12.214	0
	2010	$12.214	$14.649	0
	2011	$14.649	$14.499	0
	2012	$14.499	$16.662	0
	2013	$16.662	$21.905	0
	2014	$21.905	$23.540	0
	2015	$23.540	$20.944	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.573	$13.184	233
	2007	$13.184	$12.638	120
	2008	$12.638	$7.964	0
	2009	$7.964	$10.038	0
	2010	$10.038	$11.400	0
	2011	$11.400	$10.955	0
	2012	$10.955	$12.788	0
	2013	$12.788	$17.028	0
	2014	$17.028	$18.236	0
	2015	$18.236	$16.792	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.540	$12.753	0
	2007	$12.753	$12.938	0
	2008	$12.938	$9.820	0
	2009	$9.820	$11.807	0
	2010	$11.807	$12.984	0
	2011	$12.984	$12.580	0
	2012	$12.580	$13.877	0
	2013	$13.877	$17.012	0
	2014	$17.012	$18.163	0
	2015	$18.163	$17.368	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.103	$18.333	488
	2007	$18.333	$18.448	382
	2008	$18.448	$12.275	308
	2009	$12.275	$14.954	203
	2010	$14.954	$16.469	11
	2011	$16.469	$15.801	11
	2012	$15.801	$17.735	10
	2013	$17.735	$23.287	10
	2014	$23.287	$25.137	9
	2015	$25.137	$23.857	9

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.119	$12.482	185
	2007	$12.482	$14.408	180
	2008	$14.408	$7.519	169
	2009	$7.519	$11.541	15
	2010	$11.541	$14.419	13
	2011	$14.419	$12.829	12
	2012	$12.829	$14.056	13
	2013	$14.056	$18.848	13
	2014	$18.848	$19.925	12
	2015	$19.925	$19.762	11

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.299	$11.053	277
	2007	$11.053	$11.520	132
	2008	$11.520	$9.325	369
	2009	$9.325	$12.294	0
	2010	$12.294	$13.554	0
	2011	$13.554	$13.888	0
	2012	$13.888	$15.341	0
	2013	$15.341	$16.289	0
	2014	$16.289	$16.684	0
	2015	$16.684	$16.127	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.449	$12.884	0
	2007	$12.884	$13.496	0
	2008	$13.496	$9.449	0
	2009	$9.449	$11.685	0
	2010	$11.685	$13.652	0
	2011	$13.652	$12.800	0
	2012	$12.800	$13.893	0
	2013	$13.893	$18.515	0
	2014	$18.515	$19.472	0
	2015	$19.472	$18.455	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.036	$12.705	0
	2007	$12.705	$12.899	0
	2008	$12.899	$8.050	0
	2009	$8.050	$9.395	0
	2010	$9.395	$10.828	0
	2011	$10.828	$9.983	0
	2012	$9.983	$10.983	0
	2013	$10.983	$14.651	0
	2014	$14.651	$15.482	0
	2015	$15.482	$14.762	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.438	$12.115	0
	2007	$12.115	$14.421	0
	2008	$14.421	$8.742	0
	2009	$8.742	$12.490	0
	2010	$12.490	$15.071	0
	2011	$15.071	$13.307	0
	2012	$13.307	$14.904	0
	2013	$14.904	$20.054	0
	2014	$20.054	$20.880	0
	2015	$20.880	$21.054	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.814	$13.015	236
	2007	$13.015	$12.849	118
	2008	$12.849	$7.648	0
	2009	$7.648	$9.506	0
	2010	$9.506	$11.704	0
	2011	$11.704	$11.028	0
	2012	$11.028	$12.399	0
	2013	$12.399	$15.861	0
	2014	$15.861	$17.364	0
	2015	$17.364	$16.399	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.226	$13.980	389
	2007	$13.980	$15.623	262
	2008	$15.623	$8.333	153
	2009	$8.333	$11.791	14
	2010	$11.791	$12.633	15
	2011	$12.633	$12.230	14
	2012	$12.230	$13.662	13
	2013	$13.662	$17.358	14
	2014	$17.358	$19.616	13
	2015	$19.616	$19.884	11

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.354	$15.621	1,663
	2007	$15.621	$15.866	1,003
	2008	$15.866	$8.781	145
	2009	$8.781	$10.481	15
	2010	$10.481	$11.593	15
	2011	$11.593	$11.424	16
	2012	$11.424	$12.571	14
	2013	$12.571	$13.923	16
	2014	$13.923	$14.762	16
	2015	$14.762	$14.573	16

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.150	$10.455	0
	2007	$10.455	$10.681	0
	2008	$10.681	$6.388	0
	2009	$6.388	$6.838	0
	2010	$6.838	$7.469	0
	2011	$7.469	$7.913	0
	2012	$7.913	$8.557	0
	2013	$8.557	$8.368	0
	2014	$8.368	$8.783	0
	2015	$8.783	$8.682	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.959	$16.090	0
	2007	$16.090	$16.745	0
	2008	$16.745	$8.348	0
	2009	$8.348	$10.838	0
	2010	$10.838	$13.528	0
	2011	$13.528	$13.391	0
	2012	$13.391	$15.268	0
	2013	$15.268	$20.327	0
	2014	$20.327	$21.055	0
	2015	$21.055	$21.980	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.588	$21.415	0
	2007	$21.415	$22.297	0
	2008	$22.297	$13.059	0
	2009	$13.059	$17.864	0
	2010	$17.864	$20.289	0
	2011	$20.289	$18.218	0
	2012	$18.218	$21.629	0
	2013	$21.629	$26.961	0
	2014	$26.961	$27.009	0
	2015	$27.009	$27.486	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.989	$13.673	1,507
	2007	$13.673	$14.702	1,580
	2008	$14.702	$12.341	1,064
	2009	$12.341	$14.344	666
	2010	$14.344	$16.160	169
	2011	$16.160	$15.966	126
	2012	$15.966	$17.732	36
	2013	$17.732	$17.342	0
	2014	$17.342	$17.447	0
	2015	$17.447	$16.699	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.841	$14.841	0
	2007	$14.841	$14.498	207
	2008	$14.498	$3.049	232
	2009	$3.049	$3.770	684
	2010	$3.770	$4.235	0
	2011	$4.235	$4.051	0
	2012	$4.051	$4.492	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.042	$15.819	958
	2007	$15.819	$16.171	651
	2008	$16.171	$9.742	409
	2009	$9.742	$12.240	393
	2010	$12.240	$13.916	389
	2011	$13.916	$13.618	292
	2012	$13.618	$15.586	82
	2013	$15.586	$20.110	0
	2014	$20.110	$21.793	0
	2015	$21.793	$22.057	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.465	$20.784	262
	2007	$20.784	$20.115	189
	2008	$20.115	$12.241	115
	2009	$12.241	$16.447	10
	2010	$16.447	$19.867	9
	2011	$19.867	$19.037	9
	2012	$19.037	$21.988	8
	2013	$21.988	$30.352	8
	2014	$30.352	$33.266	8
	2015	$33.266	$30.664	7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.550	13
	2010	$12.550	$13.872	13
	2011	$13.872	$13.879	13
	2012	$13.879	$16.253	12
	2013	$16.253	$21.126	11
	2014	$21.126	$23.363	10
	2015	$23.363	$22.235	10

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.095	$14.387	414
	2007	$14.387	$14.256	420
	2008	$14.256	$8.295	472
	2009	$8.295	$10.229	475
	2010	$10.229	$11.128	487
	2011	$11.128	$11.226	356
	2012	$11.226	$12.400	102
	2013	$12.400	$14.374	0
	2014	$14.374	$15.617	0
	2015	$15.617	$15.156	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.975	$15.482	0
	2007	$15.482	$15.642	0
	2008	$15.642	$10.238	0
	2009	$10.238	$13.587	0
	2010	$13.587	$15.297	0
	2011	$15.297	$14.953	0
	2012	$14.953	$16.761	0
	2013	$16.761	$19.660	0
	2014	$19.660	$21.117	0
	2015	$21.117	$20.764	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.199	$13.319	0
	2007	$13.319	$12.994	0
	2008	$12.994	$10.577	0
	2009	$10.577	$13.082	0
	2010	$13.082	$13.159	0
	2011	$13.159	$12.765	0
	2012	$12.765	$15.319	0
	2013	$15.319	$21.303	0
	2014	$21.303	$26.692	0
	2015	$26.692	$28.241	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.874	$22.289	0
	2007	$22.289	$26.240	0
	2008	$26.240	$17.903	0
	2009	$17.903	$18.867	0
	2010	$18.867	$18.859	0
	2011	$18.859	$17.512	0
	2012	$17.512	$18.055	0
	2013	$18.055	$20.172	0
	2014	$20.172	$22.687	0
	2015	$22.687	$20.062	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.207	$17.303	814
	2007	$17.303	$15.957	830
	2008	$15.957	$9.602	0
	2009	$9.602	$12.235	0
	2010	$12.235	$13.737	0
	2011	$13.737	$12.859	0
	2012	$12.859	$15.037	0
	2013	$15.037	$20.026	0
	2014	$20.026	$21.768	0
	2015	$21.768	$19.759	0

Putnam VT High Yield Fund - Class IB
	2006	$14.646	$15.891	0
	2007	$15.891	$16.032	0
	2008	$16.032	$11.635	0
	2009	$11.635	$17.152	0
	2010	$17.152	$19.201	0
	2011	$19.201	$19.179	0
	2012	$19.179	$21.840	0
	2013	$21.840	$23.122	0
	2014	$23.122	$23.050	0
	2015	$23.050	$21.415	0

Putnam VT Income Fund - Class IB
	2006	$10.750	$11.030	1,136
	2007	$11.030	$11.391	871
	2008	$11.391	$8.506	0
	2009	$8.506	$12.246	0
	2010	$12.246	$13.207	0
	2011	$13.207	$13.613	0
	2012	$13.613	$14.797	0
	2013	$14.797	$14.797	0
	2014	$14.797	$15.462	0
	2015	$15.462	$14.956	0

Putnam VT International Equity Fund - Class IB
	2006	$16.801	$21.065	287
	2007	$21.065	$22.405	252
	2008	$22.405	$12.326	94
	2009	$12.326	$15.080	9
	2010	$15.080	$16.287	10
	2011	$16.287	$13.280	10
	2012	$13.280	$15.892	11
	2013	$15.892	$19.979	10
	2014	$19.979	$18.282	10
	2015	$18.282	$17.971	10

Putnam VT Investors Fund - Class IB
	2006	$15.334	$17.150	0
	2007	$17.150	$15.963	0
	2008	$15.963	$9.472	0
	2009	$9.472	$12.164	0
	2010	$12.164	$13.602	0
	2011	$13.602	$13.358	0
	2012	$13.358	$15.318	0
	2013	$15.318	$20.318	0
	2014	$20.318	$22.719	0
	2015	$22.719	$21.816	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.793	$10.036	910
	2007	$10.036	$10.321	585
	2008	$10.321	$10.392	183
	2009	$10.392	$10.221	239
	2010	$10.221	$10.037	269
	2011	$10.037	$9.854	204
	2012	$9.854	$9.673	65
	2013	$9.673	$9.496	0
	2014	$9.496	$9.322	0
	2015	$9.322	$9.152	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.771	$16.807	519
	2007	$16.807	$17.442	509
	2008	$17.442	$10.487	0
	2009	$10.487	$13.603	0
	2010	$13.603	$15.964	0
	2011	$15.964	$14.874	0
	2012	$14.874	$17.047	0
	2013	$17.047	$22.831	0
	2014	$22.831	$25.434	0
	2015	$25.434	$24.894	0

Putnam VT New Value Fund - Class IB
	2006	$17.155	$19.537	279
	2007	$19.537	$18.238	206
	2008	$18.238	$9.889	146
	2009	$9.889	$9.308	0

Putnam VT Research Fund - Class IB
	2006	$14.245	$15.565	0
	2007	$15.565	$15.363	0
	2008	$15.363	$9.267	0
	2009	$9.267	$12.115	0
	2010	$12.115	$13.840	0
	2011	$13.840	$13.349	0
	2012	$13.349	$15.450	0
	2013	$15.450	$20.226	0
	2014	$20.226	$22.804	0
	2015	$22.804	$22.039	0

Putnam VT Vista Fund - Class IB
	2006	$17.373	$17.983	174
	2007	$17.983	$18.323	183
	2008	$18.323	$9.794	0
	2009	$9.794	$13.339	0
	2010	$13.339	$15.216	0

Putnam VT Voyager Fund - Class IB
	2006	$13.254	$13.718	1,405
	2007	$13.718	$14.208	1,177
	2008	$14.208	$8.782	169
	2009	$8.782	$14.128	12
	2010	$14.128	$16.753	11
	2011	$16.753	$13.510	11
	2012	$13.510	$15.147	12
	2013	$15.147	$21.370	12
	2014	$21.370	$23.016	10
	2015	$23.016	$21.211	10

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.492	$17.939	0
	2007	$17.939	$18.733	0
	2008	$18.733	$15.633	0
	2009	$15.633	$19.967	0
	2010	$19.967	$21.509	0
	2011	$21.509	$22.568	0
	2012	$22.568	$26.111	0
	2013	$26.111	$23.387	0
	2014	$23.387	$23.620	0
	2015	$23.620	$22.913	0

UIF Global Franchise Portfolio, Class II
	2006	$12.168	$14.514	0
	2007	$14.514	$15.638	0
	2008	$15.638	$10.908	0
	2009	$10.908	$13.873	0
	2010	$13.873	$15.530	0
	2011	$15.530	$16.625	0
	2012	$16.625	$18.863	0
	2013	$18.863	$22.156	0
	2014	$22.156	$22.729	0
	2015	$22.729	$23.695	0

UIF Growth Portfolio, Class I
	2006	$12.205	$12.473	0
	2007	$12.473	$14.924	0
	2008	$14.924	$7.443	0
	2009	$7.443	$12.096	0
	2010	$12.096	$14.589	0
	2011	$14.589	$13.920	0
	2012	$13.920	$15.628	0
	2013	$15.628	$22.715	0
	2014	$22.715	$23.715	0
	2015	$23.715	$26.128	0

UIF Growth Portfolio, Class II
	2006	$12.152	$12.383	0
	2007	$12.383	$14.788	0
	2008	$14.788	$7.352	0
	2009	$7.352	$11.918	0
	2010	$11.918	$14.345	0
	2011	$14.345	$13.653	0
	2012	$13.653	$15.285	0
	2013	$15.285	$22.164	0
	2014	$22.164	$23.081	0
	2015	$23.081	$25.368	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.816	0
	2007	$9.816	$11.813	0
	2008	$11.813	$6.167	0
	2009	$6.167	$9.526	0
	2010	$9.526	$12.369	0
	2011	$12.369	$11.270	0
	2012	$11.270	$12.001	0
	2013	$12.001	$16.197	0
	2014	$16.197	$16.191	0
	2015	$16.191	$14.941	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.558	$19.276	0
	2007	$19.276	$19.480	0
	2008	$19.480	$11.389	0
	2009	$11.389	$16.394	0
	2010	$16.394	$20.367	0
	2011	$20.367	$18.250	0
	2012	$18.250	$20.548	0
	2013	$20.548	$34.558	0
	2014	$34.558	$29.219	0
	2015	$29.219	$25.873	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.200	$30.002	484
	2007	$30.002	$24.361	543
	2008	$24.361	$14.812	230
	2009	$14.812	$18.681	137
	2010	$18.681	$23.753	122
	2011	$23.753	$24.637	88
	2012	$24.637	$27.960	29
	2013	$27.960	$27.927	7
	2014	$27.927	$35.480	7
	2015	$35.480	$35.497	7

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.924	$10.148	0
	2007	$10.148	$10.404	0
	2008	$10.404	$10.396	0
	2009	$10.396	$10.212	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.249	5,948
	2007	$10.249	$11.794	7,000
	2008	$11.794	$6.631	6,884
	2009	$6.631	$8.813	11,904
	2010	$8.813	$10.110	11,702
	2011	$10.110	$9.643	9,310
	2012	$9.643	$10.988	11,644
	2013	$10.988	$14.117	11,179
	2014	$14.117	$15.464	10,754
	2015	$15.464	$15.235	10,442

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.440	0
	2007	$10.440	$11.104	0
	2008	$11.104	$8.152	53,663
	2009	$8.152	$9.914	49,758
	2010	$9.914	$10.947	49,178
	2011	$10.947	$10.695	48,880
	2012	$10.695	$11.708	48,582
	2013	$11.708	$13.002	0
	2014	$13.002	$13.294	0
	2015	$13.294	$12.973	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.470	0
	2007	$10.470	$11.295	0
	2008	$11.295	$7.446	15,766
	2009	$7.446	$9.391	15,322
	2010	$9.391	$10.534	15,216
	2011	$10.534	$10.207	14,838
	2012	$10.207	$11.323	14,372
	2013	$11.323	$12.845	13,766
	2014	$12.845	$13.182	13,223
	2015	$13.182	$12.873	12,920

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.479	0
	2007	$10.479	$11.419	0
	2008	$11.419	$6.926	0
	2009	$6.926	$8.914	0
	2010	$8.914	$10.135	0
	2011	$10.135	$9.663	0
	2012	$9.663	$10.919	0
	2013	$10.919	$13.006	0
	2014	$13.006	$13.366	0
	2015	$13.366	$13.044	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.331	0
	2007	$10.331	$10.734	0
	2008	$10.734	$9.404	0
	2009	$9.404	$10.577	0
	2010	$10.577	$11.130	0
	2011	$11.130	$11.072	0
	2012	$11.072	$11.542	0
	2013	$11.542	$11.913	0
	2014	$11.913	$12.102	0
	2015	$12.102	$11.805	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.076	3,116

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.726	0
	2007	$9.726	$11.670	1,995
	2008	$11.670	$6.323	2,425
	2009	$6.323	$8.960	2,398
	2010	$8.960	$10.528	7,563
	2011	$10.528	$10.376	12,540
	2012	$10.376	$12.030	0
	2013	$12.030	$15.887	4,703
	2014	$15.887	$17.509	6,497
	2015	$17.509	$18.563	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.802	0
	2007	$10.802	$11.145	0
	2008	$11.145	$6.871	0
	2009	$6.871	$8.515	0
	2010	$8.515	$9.584	0
	2011	$9.584	$9.571	0
	2012	$9.571	$10.858	0
	2013	$10.858	$14.052	0
	2014	$14.052	$15.618	0
	2015	$15.618	$15.489	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.858	77
	2007	$9.858	$11.154	72
	2008	$11.154	$6.609	71
	2009	$6.609	$9.062	67
	2010	$9.062	$11.431	6,550
	2011	$11.431	$9.998	65
	2012	$9.998	$11.237	2,333
	2013	$11.237	$14.979	2,155
	2014	$14.979	$15.582	1,996
	2015	$15.582	$15.039	1,777

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.743	$16.889	23,031
	2007	$16.889	$15.954	22,473
	2008	$15.954	$10.151	18,552
	2009	$10.151	$12.604	13,504
	2010	$12.604	$14.428	11,163
	2011	$14.428	$14.497	6,008
	2012	$14.497	$15.962	5,771
	2013	$15.962	$20.296	5,406
	2014	$20.296	$21.732	3,042
	2015	$21.732	$21.127	3,001

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.183	$12.973	45,329
	2007	$12.973	$13.205	45,766
	2008	$13.205	$9.113	27,141
	2009	$9.113	$12.123	24,267
	2010	$12.123	$13.402	19,515
	2011	$13.402	$13.463	19,381
	2012	$13.463	$14.879	19,852
	2013	$14.879	$16.633	3,059
	2014	$16.633	$17.071	3,802
	2015	$17.071	$15.567	3,784

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.428	$11.347	66,905
	2007	$11.347	$11.825	11,112
	2008	$11.825	$7.595	11,658
	2009	$7.595	$9.667	11,628
	2010	$9.667	$10.584	7,493
	2011	$10.584	$10.228	7,299
	2012	$10.228	$11.276	7,130
	2013	$11.276	$14.230	6,171
	2014	$14.230	$15.701	5,726
	2015	$15.701	$16.271	8,201

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.996	0
	2007	$10.996	$12.065	2,786
	2008	$12.065	$8.469	1,014
	2009	$8.469	$10.246	983
	2010	$10.246	$11.255	1,841
	2011	$11.255	$10.716	0
	2012	$10.716	$11.917	0
	2013	$11.917	$14.920	0
	2014	$14.920	$15.474	0
	2015	$15.474	$14.627	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.188	$17.641	34,838
	2007	$17.641	$17.908	33,586
	2008	$17.908	$11.050	19,795
	2009	$11.050	$13.665	16,890
	2010	$13.665	$14.907	9,749
	2011	$14.907	$14.474	7,987
	2012	$14.474	$16.222	5,181
	2013	$16.222	$20.414	3,656
	2014	$20.414	$21.454	1,996
	2015	$21.454	$20.009	1,613

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.845	$21.630	16,741
	2007	$21.630	$20.714	15,167
	2008	$20.714	$13.612	8,846
	2009	$13.612	$17.248	7,158
	2010	$17.248	$21.699	6,696
	2011	$21.699	$20.489	6,159
	2012	$20.489	$23.797	5,605
	2013	$23.797	$31.808	4,213
	2014	$31.808	$31.385	4,186
	2015	$31.385	$28.517	4,014

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.458	$18.618	4,532
	2007	$18.618	$20.317	4,506
	2008	$20.317	$11.462	197
	2009	$11.462	$16.145	193
	2010	$16.145	$20.216	179
	2011	$20.216	$18.877	168
	2012	$18.877	$20.529	128
	2013	$20.529	$27.826	118
	2014	$27.826	$29.340	118
	2015	$29.340	$28.020	117

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.280	$10.492	220
	2007	$10.492	$10.972	210
	2008	$10.972	$11.582	148
	2009	$11.582	$11.715	179
	2010	$11.715	$12.101	192
	2011	$12.101	$12.547	181
	2012	$12.547	$12.542	194
	2013	$12.542	$12.029	218
	2014	$12.029	$12.201	0
	2015	$12.201	$12.027	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.783	$32.403	5,372
	2007	$32.403	$40.938	5,384
	2008	$40.938	$18.994	2,917
	2009	$18.994	$32.163	2,498
	2010	$32.163	$37.106	1,730
	2011	$37.106	$30.633	1,407
	2012	$30.633	$34.008	1,981
	2013	$34.008	$33.058	1,899
	2014	$33.058	$29.711	1,714
	2015	$29.711	$23.435	1,646

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.073	$20.343	11,119
	2007	$20.343	$23.042	12,563
	2008	$23.042	$13.478	10,451
	2009	$13.478	$18.121	9,766
	2010	$18.121	$19.274	7,563
	2011	$19.274	$16.899	7,622
	2012	$16.899	$19.602	6,847
	2013	$19.602	$23.649	4,487
	2014	$23.649	$20.619	2,341
	2015	$20.619	$18.916	1,739

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.780	$15.247	4,310
	2007	$15.247	$16.603	4,290
	2008	$16.603	$17.300	0
	2009	$17.300	$20.145	0
	2010	$20.145	$22.620	0
	2011	$22.620	$22.000	0
	2012	$22.000	$24.835	0
	2013	$24.835	$24.763	0
	2014	$24.763	$24.740	0
	2015	$24.740	$23.227	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.971	$13.060	4,504
	2007	$13.060	$14.944	29,015
	2008	$14.944	$7.460	2,050
	2009	$7.460	$12.124	1,447
	2010	$12.124	$14.223	6,669
	2011	$14.223	$13.063	11,322
	2012	$13.063	$14.532	303
	2013	$14.532	$19.931	219
	2014	$19.931	$21.152	0
	2015	$21.152	$21.738	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$12.433	$14.724	4,067
	2007	$14.724	$15.578	2,413
	2008	$15.578	$8.973	1,022
	2009	$8.973	$12.254	1,013
	2010	$12.254	$14.697	1,005
	2011	$14.697	$14.553	905
	2012	$14.553	$16.748	6,249
	2013	$16.748	$22.062	456
	2014	$22.062	$23.756	453
	2015	$23.756	$21.179	451

Invesco V.I. American Value Fund - Series II
	2006	$12.408	$14.685	2,060
	2007	$14.685	$15.522	2,693
	2008	$15.522	$8.920	2,826
	2009	$8.920	$12.179	2,706
	2010	$12.179	$14.599	1,122
	2011	$14.599	$14.442	1,083
	2012	$14.442	$16.588	1,037
	2013	$16.588	$21.797	861
	2014	$21.797	$23.412	355
	2015	$23.412	$20.820	288

Invesco V.I. Comstock Fund - Series II
	2006	$11.563	$13.166	7,633
	2007	$13.166	$12.615	7,068
	2008	$12.615	$7.945	5,245
	2009	$7.945	$10.009	5,200
	2010	$10.009	$11.362	5,166
	2011	$11.362	$10.912	3,737
	2012	$10.912	$12.732	560
	2013	$12.732	$16.945	508
	2014	$16.945	$18.137	312
	2015	$18.137	$16.692	14

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.531	$12.736	1,573
	2007	$12.736	$12.914	1,566
	2008	$12.914	$9.796	1,558
	2009	$9.796	$11.772	11,834
	2010	$11.772	$12.940	1,540
	2011	$12.940	$12.531	827
	2012	$12.531	$13.816	472
	2013	$13.816	$16.928	242
	2014	$16.928	$18.065	147
	2015	$18.065	$17.265	3,186

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.077	$18.294	10,829
	2007	$18.294	$18.399	8,204
	2008	$18.399	$12.236	5,197
	2009	$12.236	$14.900	4,715
	2010	$14.900	$16.400	3,635
	2011	$16.400	$15.727	2,596
	2012	$15.727	$17.643	855
	2013	$17.643	$23.155	453
	2014	$23.155	$24.981	2,687
	2015	$24.981	$23.697	352

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.109	$12.465	6,262
	2007	$12.465	$14.381	6,105
	2008	$14.381	$7.501	2,696
	2009	$7.501	$11.508	2,628
	2010	$11.508	$14.370	880
	2011	$14.370	$12.779	482
	2012	$12.779	$13.994	484
	2013	$13.994	$18.756	219
	2014	$18.756	$19.817	218
	2015	$19.817	$19.645	210

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.292	$11.040	5,803
	2007	$11.040	$11.501	6,502
	2008	$11.501	$9.305	7,086
	2009	$9.305	$12.261	10,904
	2010	$12.261	$13.511	10,612
	2011	$13.511	$13.837	9,285
	2012	$13.837	$15.276	9,089
	2013	$15.276	$16.213	9,045
	2014	$16.213	$16.598	6,119
	2015	$16.598	$16.035	6,022

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.442	$12.870	2,162
	2007	$12.870	$13.474	1,662
	2008	$13.474	$9.429	1,052
	2009	$9.429	$11.654	377
	2010	$11.654	$13.609	739
	2011	$13.609	$12.753	371
	2012	$12.753	$13.835	367
	2013	$13.835	$18.428	0
	2014	$18.428	$19.370	0
	2015	$19.370	$18.350	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.029	$12.691	8,713
	2007	$12.691	$12.878	6,350
	2008	$12.878	$8.032	5,966
	2009	$8.032	$9.370	3,981
	2010	$9.370	$10.794	4,023
	2011	$10.794	$9.946	4,033
	2012	$9.946	$10.937	1,556
	2013	$10.937	$14.582	1,459
	2014	$14.582	$15.402	1,005
	2015	$15.402	$14.678	963

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.431	$12.101	1,083
	2007	$12.101	$14.398	4,172
	2008	$14.398	$8.723	5,242
	2009	$8.723	$12.456	5,412
	2010	$12.456	$15.023	3,016
	2011	$15.023	$13.258	3,107
	2012	$13.258	$14.841	3,122
	2013	$14.841	$19.960	2,677
	2014	$19.960	$20.771	1,975
	2015	$20.771	$20.933	1,642

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.806	$13.001	8,764
	2007	$13.001	$12.828	6,299
	2008	$12.828	$7.632	4,887
	2009	$7.632	$9.480	4,198
	2010	$9.480	$11.667	4,130
	2011	$11.667	$10.987	4,123
	2012	$10.987	$12.347	516
	2013	$12.347	$15.787	439
	2014	$15.787	$17.274	167
	2015	$17.274	$16.306	14

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.208	$13.954	13,005
	2007	$13.954	$15.586	11,488
	2008	$15.586	$8.309	19,097
	2009	$8.309	$11.751	14,027
	2010	$11.751	$12.583	12,674
	2011	$12.583	$12.176	11,319
	2012	$12.176	$13.595	10,271
	2013	$13.595	$17.263	9,424
	2014	$17.263	$19.499	64
	2015	$19.499	$19.756	12

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.331	$15.587	12,405
	2007	$15.587	$15.824	11,945
	2008	$15.824	$8.754	3,391
	2009	$8.754	$10.443	3,398
	2010	$10.443	$11.545	3,314
	2011	$11.545	$11.370	3,271
	2012	$11.370	$12.505	3,231
	2013	$12.505	$13.844	3,227
	2014	$13.844	$14.671	3,180
	2015	$14.671	$14.475	2,701

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.143	$10.443	3,656
	2007	$10.443	$10.663	7,169
	2008	$10.663	$6.374	7,527
	2009	$6.374	$6.819	9,639
	2010	$6.819	$7.445	9,126
	2011	$7.445	$7.884	8,172
	2012	$7.884	$8.522	8,295
	2013	$8.522	$8.329	9,142
	2014	$8.329	$8.737	3,941
	2015	$8.737	$8.632	2,768

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.933	$16.055	6,097
	2007	$16.055	$16.701	5,669
	2008	$16.701	$8.321	4,803
	2009	$8.321	$10.798	4,930
	2010	$10.798	$13.472	4,547
	2011	$13.472	$13.328	4,120
	2012	$13.328	$15.189	4,080
	2013	$15.189	$20.211	3,840
	2014	$20.211	$20.925	3,750
	2015	$20.925	$21.832	3,382

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.558	$21.369	9,492
	2007	$21.369	$22.238	8,220
	2008	$22.238	$13.018	2,809
	2009	$13.018	$17.798	2,804
	2010	$17.798	$20.204	2,799
	2011	$20.204	$18.133	2,716
	2012	$18.133	$21.516	2,119
	2013	$21.516	$26.808	31
	2014	$26.808	$26.842	31
	2015	$26.842	$27.302	29

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.967	$13.643	39,174
	2007	$13.643	$14.663	36,663
	2008	$14.663	$12.302	16,498
	2009	$12.302	$14.291	12,909
	2010	$14.291	$16.092	14,619
	2011	$16.092	$15.891	13,495
	2012	$15.891	$17.640	13,221
	2013	$17.640	$17.243	14,426
	2014	$17.243	$17.339	13,532
	2015	$17.339	$16.587	13,020

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.818	$14.809	5,495
	2007	$14.809	$14.459	5,408
	2008	$14.459	$3.039	9,008
	2009	$3.039	$3.756	4,869
	2010	$3.756	$4.217	1,207
	2011	$4.217	$4.032	1,154
	2012	$4.032	$4.469	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.019	$15.785	21,262
	2007	$15.785	$16.128	20,386
	2008	$16.128	$9.711	15,911
	2009	$9.711	$12.195	14,039
	2010	$12.195	$13.858	12,906
	2011	$13.858	$13.554	12,708
	2012	$13.554	$15.506	17,757
	2013	$15.506	$19.995	5,649
	2014	$19.995	$21.658	3,543
	2015	$21.658	$21.909	2,761

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.435	$20.739	34,589
	2007	$20.739	$20.062	2,548
	2008	$20.062	$12.202	2,062
	2009	$12.202	$16.387	1,305
	2010	$16.387	$19.784	677
	2011	$19.784	$18.948	670
	2012	$18.948	$21.874	630
	2013	$21.874	$30.179	5,497
	2014	$30.179	$33.060	365
	2015	$33.060	$30.458	334

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.504	5,635
	2010	$12.504	$13.814	5,320
	2011	$13.814	$13.814	5,113
	2012	$13.814	$16.169	9,261
	2013	$16.169	$21.006	4,732
	2014	$21.006	$23.218	2,814
	2015	$23.218	$22.086	2,651

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.074	$14.356	14,841
	2007	$14.356	$14.218	14,111
	2008	$14.218	$8.269	405
	2009	$8.269	$10.191	402
	2010	$10.191	$11.081	399
	2011	$11.081	$11.173	396
	2012	$11.173	$12.336	394
	2013	$12.336	$14.292	391
	2014	$14.292	$15.520	324
	2015	$15.520	$15.054	226

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.952	$15.449	6,713
	2007	$15.449	$15.601	6,733
	2008	$15.601	$10.205	3,464
	2009	$10.205	$13.538	4,305
	2010	$13.538	$15.233	4,237
	2011	$15.233	$14.883	3,929
	2012	$14.883	$16.674	5,439
	2013	$16.674	$19.548	5,209
	2014	$19.548	$20.986	3,934
	2015	$20.986	$20.625	3,814

Putnam VT Global Health Care Fund - Class IB
	2006	$13.178	$13.290	1,961
	2007	$13.290	$12.960	1,495
	2008	$12.960	$10.544	80
	2009	$10.544	$13.034	87
	2010	$13.034	$13.104	97
	2011	$13.104	$12.705	95
	2012	$12.705	$15.240	85
	2013	$15.240	$21.182	77
	2014	$21.182	$26.526	66
	2015	$26.526	$28.051	61

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.844	$22.241	670
	2007	$22.241	$26.170	523
	2008	$26.170	$17.847	92
	2009	$17.847	$18.798	121
	2010	$18.798	$18.780	133
	2011	$18.780	$17.430	136
	2012	$17.430	$17.961	147
	2013	$17.961	$20.057	158
	2014	$20.057	$22.547	157
	2015	$22.547	$19.927	172

Putnam VT Growth and Income Fund - Class IB
	2006	$15.182	$17.266	15,981
	2007	$17.266	$15.915	16,073
	2008	$15.915	$9.571	14,905
	2009	$9.571	$12.190	9,231
	2010	$12.190	$13.679	7,809
	2011	$13.679	$12.798	7,579
	2012	$12.798	$14.959	6,964
	2013	$14.959	$19.912	6,175
	2014	$19.912	$21.633	5,780
	2015	$21.633	$19.626	5,631

Putnam VT High Yield Fund - Class IB
	2006	$14.622	$15.857	20,844
	2007	$15.857	$15.990	19,176
	2008	$15.990	$11.598	6,485
	2009	$11.598	$17.090	3,797
	2010	$17.090	$19.121	3,809
	2011	$19.121	$19.090	2,676
	2012	$19.090	$21.726	2,566
	2013	$21.726	$22.990	2,602
	2014	$22.990	$22.907	664
	2015	$22.907	$21.271	685

Putnam VT Income Fund - Class IB
	2006	$10.733	$11.006	40,229
	2007	$11.006	$11.361	37,430
	2008	$11.361	$8.480	36,250
	2009	$8.480	$12.201	23,543
	2010	$12.201	$13.152	23,170
	2011	$13.152	$13.549	19,439
	2012	$13.549	$14.721	18,962
	2013	$14.721	$14.713	19,858
	2014	$14.713	$15.367	11,410
	2015	$15.367	$14.856	10,684

Putnam VT International Equity Fund - Class IB
	2006	$16.774	$21.020	12,754
	2007	$21.020	$22.346	12,700
	2008	$22.346	$12.287	9,743
	2009	$12.287	$15.024	8,714
	2010	$15.024	$16.219	7,743
	2011	$16.219	$13.218	8,190
	2012	$13.218	$15.809	7,998
	2013	$15.809	$19.865	7,340
	2014	$19.865	$18.168	4,831
	2015	$18.168	$17.850	4,324

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.309	$17.113	3,925
	2007	$17.113	$15.921	2,499
	2008	$15.921	$9.442	0
	2009	$9.442	$12.119	0
	2010	$12.119	$13.545	0
	2011	$13.545	$13.295	0
	2012	$13.295	$15.239	0
	2013	$15.239	$20.202	0
	2014	$20.202	$22.578	0
	2015	$22.578	$21.669	0

Putnam VT Money Market Fund - Class IB
	2006	$9.777	$10.014	48,205
	2007	$10.014	$10.294	51,325
	2008	$10.294	$10.359	28,716
	2009	$10.359	$10.184	28,893
	2010	$10.184	$9.995	19,908
	2011	$9.995	$9.808	15,038
	2012	$9.808	$9.623	16,343
	2013	$9.623	$9.442	16,235
	2014	$9.442	$9.265	12,413
	2015	$9.265	$9.090	10,436

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.745	$16.771	963
	2007	$16.771	$17.396	938
	2008	$17.396	$10.454	0
	2009	$10.454	$13.553	0
	2010	$13.553	$15.897	1,528
	2011	$15.897	$14.805	1,505
	2012	$14.805	$16.958	1,354
	2013	$16.958	$22.701	1,203
	2014	$22.701	$25.276	1,161
	2015	$25.276	$24.727	1,122

Putnam VT New Value Fund - Class IB
	2006	$17.127	$19.495	7,609
	2007	$19.495	$18.190	7,433
	2008	$18.190	$9.858	6,151
	2009	$9.858	$9.278	0

Putnam VT Research Fund - Class IB
	2006	$14.221	$15.532	3,423
	2007	$15.532	$15.322	1,364
	2008	$15.322	$9.238	0
	2009	$9.238	$12.071	0
	2010	$12.071	$13.782	0
	2011	$13.782	$13.286	0
	2012	$13.286	$15.370	0
	2013	$15.370	$20.111	0
	2014	$20.111	$22.663	0
	2015	$22.663	$21.891	0

Putnam VT Vista Fund - Class IB
	2006	$17.344	$17.945	7,014
	2007	$17.945	$18.275	6,970
	2008	$18.275	$9.763	3,816
	2009	$9.763	$13.290	1,466
	2010	$13.290	$15.154	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.233	$13.689	27,045
	2007	$13.689	$14.170	24,340
	2008	$14.170	$8.754	16,448
	2009	$8.754	$14.076	9,828
	2010	$14.076	$16.683	7,929
	2011	$16.683	$13.446	8,152
	2012	$13.446	$15.069	9,556
	2013	$15.069	$21.248	8,358
	2014	$21.248	$22.873	7,654
	2015	$22.873	$21.069	7,436

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.465	$17.900	3,810
	2007	$17.900	$18.683	3,698
	2008	$18.683	$15.584	3,112
	2009	$15.584	$19.894	2,237
	2010	$19.894	$21.419	2,210
	2011	$21.419	$22.462	1,444
	2012	$22.462	$25.976	2,501
	2013	$25.976	$23.253	2,383
	2014	$23.253	$23.473	1,039
	2015	$23.473	$22.759	892

UIF Global Franchise Portfolio, Class II
	2006	$12.155	$14.491	3,399
	2007	$14.491	$15.607	1,939
	2008	$15.607	$10.880	1,848
	2009	$10.880	$13.830	1,810
	2010	$13.830	$15.475	1,802
	2011	$15.475	$16.557	784
	2012	$16.557	$18.776	1,930
	2013	$18.776	$22.043	1,834
	2014	$22.043	$22.602	1,633
	2015	$22.602	$23.550	1,466

UIF Growth Portfolio, Class I
	2006	$12.195	$12.456	9,814
	2007	$12.456	$14.896	8,282
	2008	$14.896	$7.426	10,515
	2009	$7.426	$12.061	8,552
	2010	$12.061	$14.539	5,388
	2011	$14.539	$13.866	4,994
	2012	$13.866	$15.559	2,638
	2013	$15.559	$22.603	1,098
	2014	$22.603	$23.586	385
	2015	$23.586	$25.973	374

UIF Growth Portfolio, Class II
	2006	$12.142	$12.367	1,570
	2007	$12.367	$14.760	1,409
	2008	$14.760	$7.335	21,883
	2009	$7.335	$11.884	0
	2010	$11.884	$14.296	0
	2011	$14.296	$13.600	0
	2012	$13.600	$15.217	0
	2013	$15.217	$22.055	0
	2014	$22.055	$22.956	0
	2015	$22.956	$25.217	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.813	1,692
	2007	$9.813	$11.803	37,395
	2008	$11.803	$6.158	32,729
	2009	$6.158	$9.508	18,716
	2010	$9.508	$12.339	9,027
	2011	$12.339	$11.238	3,051
	2012	$11.238	$11.961	5,031
	2013	$11.961	$16.133	4,342
	2014	$16.133	$16.120	3,047
	2015	$16.120	$14.868	2,652

UIF Small Company Growth Portfolio, Class II
	2006	$17.534	$19.240	2,103
	2007	$19.240	$19.433	20,679
	2008	$19.433	$11.356	17,048
	2009	$11.356	$16.338	9,567
	2010	$16.338	$20.287	1,728
	2011	$20.287	$18.170	1,585
	2012	$18.170	$20.447	1,379
	2013	$20.447	$34.371	157
	2014	$34.371	$29.046	156
	2015	$29.046	$25.706	155

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.164	$29.938	9,483
	2007	$29.938	$24.296	7,988
	2008	$24.296	$14.765	6,279
	2009	$14.765	$18.613	4,721
	2010	$18.613	$23.654	4,500
	2011	$23.654	$24.522	3,496
	2012	$24.522	$27.815	4,336
	2013	$27.815	$27.768	4,276
	2014	$27.768	$35.260	2,598
	2015	$35.260	$35.258	2,487

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.914	$10.133	8,018
	2007	$10.133	$10.383	10,009
	2008	$10.383	$10.369	5,703
	2009	$10.369	$10.181	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.245	0
	2007	$10.245	$11.784	0
	2008	$11.784	$6.622	0
	2009	$6.622	$8.797	0
	2010	$8.797	$10.086	0
	2011	$10.086	$9.615	0
	2012	$9.615	$10.950	0
	2013	$10.950	$14.062	0
	2014	$14.062	$15.396	0
	2015	$15.396	$15.160	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.437	0
	2007	$10.437	$11.095	0
	2008	$11.095	$8.141	0
	2009	$8.141	$9.896	0
	2010	$9.896	$10.921	0
	2011	$10.921	$10.664	0
	2012	$10.664	$11.668	0
	2013	$11.668	$12.952	0
	2014	$12.952	$13.235	0
	2015	$13.235	$12.910	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.466	0
	2007	$10.466	$11.285	0
	2008	$11.285	$7.436	0
	2009	$7.436	$9.374	0
	2010	$9.374	$10.509	0
	2011	$10.509	$10.178	0
	2012	$10.178	$11.284	0
	2013	$11.284	$12.795	0
	2014	$12.795	$13.124	0
	2015	$13.124	$12.810	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.475	0
	2007	$10.475	$11.409	0
	2008	$11.409	$6.917	0
	2009	$6.917	$8.897	0
	2010	$8.897	$10.111	0
	2011	$10.111	$9.635	0
	2012	$9.635	$10.882	0
	2013	$10.882	$12.955	0
	2014	$12.955	$13.307	0
	2015	$13.307	$12.979	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.327	0
	2007	$10.327	$10.725	0
	2008	$10.725	$9.391	0
	2009	$9.391	$10.557	0
	2010	$10.557	$11.103	0
	2011	$11.103	$11.040	0
	2012	$11.040	$11.503	0
	2013	$11.503	$11.867	0
	2014	$11.867	$12.048	0
	2015	$12.048	$11.747	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.988	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.723	0
	2007	$9.723	$11.660	0
	2008	$11.660	$6.315	0
	2009	$6.315	$8.943	0
	2010	$8.943	$10.503	0
	2011	$10.503	$10.346	0
	2012	$10.346	$11.989	0
	2013	$11.989	$15.825	0
	2014	$15.825	$17.432	0
	2015	$17.432	$18.478	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.798	0
	2007	$10.798	$11.136	0
	2008	$11.136	$6.862	0
	2009	$6.862	$8.499	0
	2010	$8.499	$9.561	0
	2011	$9.561	$9.544	0
	2012	$9.544	$10.821	0
	2013	$10.821	$13.997	0
	2014	$13.997	$15.549	0
	2015	$15.549	$15.413	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.855	0
	2007	$9.855	$11.145	0
	2008	$11.145	$6.600	0
	2009	$6.600	$9.045	0
	2010	$9.045	$11.403	0
	2011	$11.403	$9.969	0
	2012	$9.969	$11.199	0
	2013	$11.199	$14.920	0
	2014	$14.920	$15.514	0
	2015	$15.514	$14.965	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.723	$16.857	0
	2007	$16.857	$15.916	0
	2008	$15.916	$10.122	0
	2009	$10.122	$12.561	0
	2010	$12.561	$14.372	0
	2011	$14.372	$14.433	0
	2012	$14.433	$15.883	0
	2013	$15.883	$20.186	0
	2014	$20.186	$21.603	0
	2015	$21.603	$20.991	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.173	$12.956	0
	2007	$12.956	$13.180	0
	2008	$13.180	$9.091	0
	2009	$9.091	$12.088	0
	2010	$12.088	$13.356	0
	2011	$13.356	$13.410	0
	2012	$13.410	$14.813	0
	2013	$14.813	$16.551	0
	2014	$16.551	$16.979	0
	2015	$16.979	$15.475	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.422	$11.334	0
	2007	$11.334	$11.805	0
	2008	$11.805	$7.579	0
	2009	$7.579	$9.641	0
	2010	$9.641	$10.550	0
	2011	$10.550	$10.190	0
	2012	$10.190	$11.228	0
	2013	$11.228	$14.163	0
	2014	$14.163	$15.619	0
	2015	$15.619	$16.178	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.992	0
	2007	$10.992	$12.055	0
	2008	$12.055	$8.457	0
	2009	$8.457	$10.227	0
	2010	$10.227	$11.228	0
	2011	$11.228	$10.685	0
	2012	$10.685	$11.876	0
	2013	$11.876	$14.862	0
	2014	$14.862	$15.406	0
	2015	$15.406	$14.555	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.168	$17.608	0
	2007	$17.608	$17.866	0
	2008	$17.866	$11.018	0
	2009	$11.018	$13.618	0
	2010	$13.618	$14.849	0
	2011	$14.849	$14.410	0
	2012	$14.410	$16.142	0
	2013	$16.142	$20.303	0
	2014	$20.303	$21.327	0
	2015	$21.327	$19.881	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.819	$21.589	0
	2007	$21.589	$20.664	0
	2008	$20.664	$13.573	0
	2009	$13.573	$17.190	0
	2010	$17.190	$21.614	0
	2011	$21.614	$20.398	0
	2012	$20.398	$23.680	0
	2013	$23.680	$31.635	0
	2014	$31.635	$31.199	0
	2015	$31.199	$28.333	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.434	$18.583	0
	2007	$18.583	$20.269	0
	2008	$20.269	$11.429	0
	2009	$11.429	$16.091	0
	2010	$16.091	$20.137	0
	2011	$20.137	$18.793	0
	2012	$18.793	$20.428	0
	2013	$20.428	$27.675	0
	2014	$27.675	$29.166	0
	2015	$29.166	$27.840	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.272	$10.477	0
	2007	$10.477	$10.952	0
	2008	$10.952	$11.555	0
	2009	$11.555	$11.681	0
	2010	$11.681	$12.060	0
	2011	$12.060	$12.498	0
	2012	$12.498	$12.486	0
	2013	$12.486	$11.970	0
	2014	$11.970	$12.135	0
	2015	$12.135	$11.956	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.748	$32.343	0
	2007	$32.343	$40.840	0
	2008	$40.840	$18.940	0
	2009	$18.940	$32.054	0
	2010	$32.054	$36.961	0
	2011	$36.961	$30.498	0
	2012	$30.498	$33.841	0
	2013	$33.841	$32.878	0
	2014	$32.878	$29.535	0
	2015	$29.535	$23.284	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.050	$20.306	0
	2007	$20.306	$22.987	0
	2008	$22.987	$13.439	0
	2009	$13.439	$18.060	0
	2010	$18.060	$19.199	0
	2011	$19.199	$16.824	0
	2012	$16.824	$19.505	0
	2013	$19.505	$23.521	0
	2014	$23.521	$20.497	0
	2015	$20.497	$18.794	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.761	$15.219	0
	2007	$15.219	$16.564	0
	2008	$16.564	$17.251	0
	2009	$17.251	$20.076	0
	2010	$20.076	$22.531	0
	2011	$22.531	$21.903	0
	2012	$21.903	$24.713	0
	2013	$24.713	$24.628	0
	2014	$24.628	$24.593	0
	2015	$24.593	$23.078	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.953	$13.036	0
	2007	$13.036	$14.909	0
	2008	$14.909	$7.439	0
	2009	$7.439	$12.083	0
	2010	$12.083	$14.167	0
	2011	$14.167	$13.005	0
	2012	$13.005	$14.461	0
	2013	$14.461	$19.823	0
	2014	$19.823	$21.026	0
	2015	$21.026	$21.598	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$12.423	$14.704	0
	2007	$14.704	$15.548	0
	2008	$15.548	$8.951	0
	2009	$8.951	$12.219	0
	2010	$12.219	$14.647	0
	2011	$14.647	$14.496	0
	2012	$14.496	$16.674	0
	2013	$16.674	$21.954	0
	2014	$21.954	$23.627	0
	2015	$23.627	$21.054	0

Invesco V.I. American Value Fund - Series II
	2006	$12.398	$14.665	0
	2007	$14.665	$15.493	0
	2008	$15.493	$8.899	0
	2009	$8.899	$12.144	0
	2010	$12.144	$14.550	0
	2011	$14.550	$14.386	0
	2012	$14.386	$16.515	0
	2013	$16.515	$21.690	0
	2014	$21.690	$23.285	0
	2015	$23.285	$20.697	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.554	$13.148	0
	2007	$13.148	$12.591	0
	2008	$12.591	$7.926	0
	2009	$7.926	$9.981	0
	2010	$9.981	$11.323	0
	2011	$11.323	$10.870	0
	2012	$10.870	$12.676	0
	2013	$12.676	$16.861	0
	2014	$16.861	$18.039	0
	2015	$18.039	$16.593	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.521	$12.719	0
	2007	$12.719	$12.890	0
	2008	$12.890	$9.773	0
	2009	$9.773	$11.738	0
	2010	$11.738	$12.896	0
	2011	$12.896	$12.482	0
	2012	$12.482	$13.755	0
	2013	$13.755	$16.845	0
	2014	$16.845	$17.967	0
	2015	$17.967	$17.163	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.055	$18.259	0
	2007	$18.259	$18.355	0
	2008	$18.355	$12.201	0
	2009	$12.201	$14.849	0
	2010	$14.849	$16.336	0
	2011	$16.336	$15.658	0
	2012	$15.658	$17.556	0
	2013	$17.556	$23.029	0
	2014	$23.029	$24.833	0
	2015	$24.833	$23.544	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.099	$12.449	0
	2007	$12.449	$14.354	0
	2008	$14.354	$7.483	0
	2009	$7.483	$11.474	0
	2010	$11.474	$14.321	0
	2011	$14.321	$12.729	0
	2012	$12.729	$13.933	0
	2013	$13.933	$18.664	0
	2014	$18.664	$19.709	0
	2015	$19.709	$19.528	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.286	$11.028	0
	2007	$11.028	$11.482	0
	2008	$11.482	$9.285	0
	2009	$9.285	$12.228	0
	2010	$12.228	$13.468	0
	2011	$13.468	$13.786	0
	2012	$13.786	$15.212	0
	2013	$15.212	$16.136	0
	2014	$16.136	$16.511	0
	2015	$16.511	$15.943	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.435	$12.855	0
	2007	$12.855	$13.452	0
	2008	$13.452	$9.409	0
	2009	$9.409	$11.622	0
	2010	$11.622	$13.566	0
	2011	$13.566	$12.706	0
	2012	$12.706	$13.777	0
	2013	$13.777	$18.341	0
	2014	$18.341	$19.269	0
	2015	$19.269	$18.245	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.022	$12.676	0
	2007	$12.676	$12.856	0
	2008	$12.856	$8.015	0
	2009	$8.015	$9.345	0
	2010	$9.345	$10.759	0
	2011	$10.759	$9.909	0
	2012	$9.909	$10.891	0
	2013	$10.891	$14.514	0
	2014	$14.514	$15.321	0
	2015	$15.321	$14.594	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.424	$12.087	0
	2007	$12.087	$14.374	0
	2008	$14.374	$8.704	0
	2009	$8.704	$12.423	0
	2010	$12.423	$14.975	0
	2011	$14.975	$13.209	0
	2012	$13.209	$14.779	0
	2013	$14.779	$19.866	0
	2014	$19.866	$20.663	0
	2015	$20.663	$20.814	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.799	$12.986	0
	2007	$12.986	$12.806	0
	2008	$12.806	$7.615	0
	2009	$7.615	$9.455	0
	2010	$9.455	$11.630	0
	2011	$11.630	$10.947	0
	2012	$10.947	$12.295	0
	2013	$12.295	$15.713	0
	2014	$15.713	$17.184	0
	2015	$17.184	$16.212	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.190	$13.928	0
	2007	$13.928	$15.549	0
	2008	$15.549	$8.285	0
	2009	$8.285	$11.711	0
	2010	$11.711	$12.534	0
	2011	$12.534	$12.123	0
	2012	$12.123	$13.528	0
	2013	$13.528	$17.170	0
	2014	$17.170	$19.384	0
	2015	$19.384	$19.629	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.311	$15.558	0
	2007	$15.558	$15.787	0
	2008	$15.787	$8.728	0
	2009	$8.728	$10.408	0
	2010	$10.408	$11.500	0
	2011	$11.500	$11.320	0
	2012	$11.320	$12.444	0
	2013	$12.444	$13.769	0
	2014	$13.769	$14.584	0
	2015	$14.584	$14.382	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.137	$10.431	0
	2007	$10.431	$10.646	0
	2008	$10.646	$6.360	0
	2009	$6.360	$6.801	0
	2010	$6.801	$7.421	0
	2011	$7.421	$7.855	0
	2012	$7.855	$8.486	0
	2013	$8.486	$8.290	0
	2014	$8.290	$8.692	0
	2015	$8.692	$8.583	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.912	$16.025	0
	2007	$16.025	$16.661	0
	2008	$16.661	$8.297	0
	2009	$8.297	$10.761	0
	2010	$10.761	$13.419	0
	2011	$13.419	$13.269	0
	2012	$13.269	$15.114	0
	2013	$15.114	$20.102	0
	2014	$20.102	$20.801	0
	2015	$20.801	$21.692	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.532	$21.330	0
	2007	$21.330	$22.185	0
	2008	$22.185	$12.980	0
	2009	$12.980	$17.738	0
	2010	$17.738	$20.126	0
	2011	$20.126	$18.053	0
	2012	$18.053	$21.411	0
	2013	$21.411	$26.662	0
	2014	$26.662	$26.683	0
	2015	$26.683	$27.126	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.950	$13.618	0
	2007	$13.618	$14.628	0
	2008	$14.628	$12.266	0
	2009	$12.266	$14.242	0
	2010	$14.242	$16.029	0
	2011	$16.029	$15.821	0
	2012	$15.821	$17.554	0
	2013	$17.554	$17.150	0
	2014	$17.150	$17.236	0
	2015	$17.236	$16.481	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.800	$14.781	0
	2007	$14.781	$14.425	0
	2008	$14.425	$3.031	0
	2009	$3.031	$3.743	0
	2010	$3.743	$4.201	0
	2011	$4.201	$4.014	0
	2012	$4.014	$4.447	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.000	$15.756	0
	2007	$15.756	$16.090	0
	2008	$16.090	$9.683	0
	2009	$9.683	$12.153	0
	2010	$12.153	$13.804	0
	2011	$13.804	$13.494	0
	2012	$13.494	$15.429	0
	2013	$15.429	$19.887	0
	2014	$19.887	$21.529	0
	2015	$21.529	$21.767	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.410	$20.700	0
	2007	$20.700	$20.014	0
	2008	$20.014	$12.167	0
	2009	$12.167	$16.331	0
	2010	$16.331	$19.707	0
	2011	$19.707	$18.865	0
	2012	$18.865	$21.767	0
	2013	$21.767	$30.016	0
	2014	$30.016	$32.864	0
	2015	$32.864	$30.262	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.462	0
	2010	$12.462	$13.761	0
	2011	$13.761	$13.753	0
	2012	$13.753	$16.089	0
	2013	$16.089	$20.892	0
	2014	$20.892	$23.080	0
	2015	$23.080	$21.944	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.056	$14.330	0
	2007	$14.330	$14.184	0
	2008	$14.184	$8.245	0
	2009	$8.245	$10.157	0
	2010	$10.157	$11.038	0
	2011	$11.038	$11.124	0
	2012	$11.124	$12.275	0
	2013	$12.275	$14.215	0
	2014	$14.215	$15.428	0
	2015	$15.428	$14.957	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.933	$15.420	0
	2007	$15.420	$15.564	0
	2008	$15.564	$10.176	0
	2009	$10.176	$13.492	0
	2010	$13.492	$15.173	0
	2011	$15.173	$14.817	0
	2012	$14.817	$16.592	0
	2013	$16.592	$19.442	0
	2014	$19.442	$20.862	0
	2015	$20.862	$20.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$13.160	$13.266	0
	2007	$13.266	$12.929	0
	2008	$12.929	$10.513	0
	2009	$10.513	$12.990	0
	2010	$12.990	$13.052	0
	2011	$13.052	$12.649	0
	2012	$12.649	$15.165	0
	2013	$15.165	$21.067	0
	2014	$21.067	$26.369	0
	2015	$26.369	$27.871	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.820	$22.200	0
	2007	$22.200	$26.108	0
	2008	$26.108	$17.795	0
	2009	$17.795	$18.734	0
	2010	$18.734	$18.707	0
	2011	$18.707	$17.353	0
	2012	$17.353	$17.873	0
	2013	$17.873	$19.948	0
	2014	$19.948	$22.413	0
	2015	$22.413	$19.799	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.161	$17.233	0
	2007	$17.233	$15.877	0
	2008	$15.877	$9.544	0
	2009	$9.544	$12.149	0
	2010	$12.149	$13.626	0
	2011	$13.626	$12.742	0
	2012	$12.742	$14.885	0
	2013	$14.885	$19.804	0
	2014	$19.804	$21.504	0
	2015	$21.504	$19.500	0

Putnam VT High Yield Fund - Class IB
	2006	$14.603	$15.827	0
	2007	$15.827	$15.952	0
	2008	$15.952	$11.565	0
	2009	$11.565	$17.032	0
	2010	$17.032	$19.046	0
	2011	$19.046	$19.006	0
	2012	$19.006	$21.619	0
	2013	$21.619	$22.865	0
	2014	$22.865	$22.771	0
	2015	$22.771	$21.134	0

Putnam VT Income Fund - Class IB
	2006	$10.718	$10.986	0
	2007	$10.986	$11.334	0
	2008	$11.334	$8.455	0
	2009	$8.455	$12.159	0
	2010	$12.159	$13.100	0
	2011	$13.100	$13.489	0
	2012	$13.489	$14.648	0
	2013	$14.648	$14.633	0
	2014	$14.633	$15.275	0
	2015	$15.275	$14.761	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$16.751	$20.980	0
	2007	$20.980	$22.292	0
	2008	$22.292	$12.252	0
	2009	$12.252	$14.973	0
	2010	$14.973	$16.155	0
	2011	$16.155	$13.160	0
	2012	$13.160	$15.732	0
	2013	$15.732	$19.757	0
	2014	$19.757	$18.061	0
	2015	$18.061	$17.735	0

Putnam VT Investors Fund - Class IB
	2006	$15.288	$17.081	0
	2007	$17.081	$15.883	0
	2008	$15.883	$9.415	0
	2009	$9.415	$12.078	0
	2010	$12.078	$13.492	0
	2011	$13.492	$13.237	0
	2012	$13.237	$15.164	0
	2013	$15.164	$20.093	0
	2014	$20.093	$22.444	0
	2015	$22.444	$21.530	0

Putnam VT Money Market Fund - Class IB
	2006	$9.764	$9.995	0
	2007	$9.995	$10.269	0
	2008	$10.269	$10.329	0
	2009	$10.329	$10.149	0
	2010	$10.149	$9.956	0
	2011	$9.956	$9.765	0
	2012	$9.765	$9.576	0
	2013	$9.576	$9.391	0
	2014	$9.391	$9.210	0
	2015	$9.210	$9.032	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.724	$16.739	0
	2007	$16.739	$17.355	0
	2008	$17.355	$10.424	0
	2009	$10.424	$13.507	0
	2010	$13.507	$15.835	0
	2011	$15.835	$14.739	0
	2012	$14.739	$16.875	0
	2013	$16.875	$22.578	0
	2014	$22.578	$25.126	0
	2015	$25.126	$24.567	0

Putnam VT New Value Fund - Class IB
	2006	$17.104	$19.459	0
	2007	$19.459	$18.146	0
	2008	$18.146	$9.830	0
	2009	$9.830	$9.251	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Research Fund - Class IB
	2006	$14.202	$15.503	0
	2007	$15.503	$15.285	0
	2008	$15.285	$9.211	0
	2009	$9.211	$12.030	0
	2010	$12.030	$13.729	0
	2011	$13.729	$13.228	0
	2012	$13.228	$15.295	0
	2013	$15.295	$20.002	0
	2014	$20.002	$22.528	0
	2015	$22.528	$21.750	0

Putnam VT Vista Fund - Class IB
	2006	$17.321	$17.912	0
	2007	$17.912	$18.231	0
	2008	$18.231	$9.735	0
	2009	$9.735	$13.245	0
	2010	$13.245	$15.097	0

Putnam VT Voyager Fund - Class IB
	2006	$13.215	$13.664	0
	2007	$13.664	$14.137	0
	2008	$14.137	$8.729	0
	2009	$8.729	$14.028	0
	2010	$14.028	$16.618	0
	2011	$16.618	$13.387	0
	2012	$13.387	$14.994	0
	2013	$14.994	$21.133	0
	2014	$21.133	$22.738	0
	2015	$22.738	$20.933	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.443	$17.867	0
	2007	$17.867	$18.639	0
	2008	$18.639	$15.539	0
	2009	$15.539	$19.826	0
	2010	$19.826	$21.336	0
	2011	$21.336	$22.363	0
	2012	$22.363	$25.848	0
	2013	$25.848	$23.127	0
	2014	$23.127	$23.334	0
	2015	$23.334	$22.612	0

UIF Global Franchise Portfolio, Class II
	2006	$12.143	$14.469	0
	2007	$14.469	$15.575	0
	2008	$15.575	$10.852	0
	2009	$10.852	$13.788	0
	2010	$13.788	$15.420	0
	2011	$15.420	$16.490	0
	2012	$16.490	$18.690	0
	2013	$18.690	$21.931	0
	2014	$21.931	$22.476	0
	2015	$22.476	$23.407	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.184	$12.439	0
	2007	$12.439	$14.868	0
	2008	$14.868	$7.408	0
	2009	$7.408	$12.027	0
	2010	$12.027	$14.490	0
	2011	$14.490	$13.812	0
	2012	$13.812	$15.490	0
	2013	$15.490	$22.492	0
	2014	$22.492	$23.459	0
	2015	$23.459	$25.819	0

UIF Growth Portfolio, Class II
	2006	$12.131	$12.350	0
	2007	$12.350	$14.732	0
	2008	$14.732	$7.317	0
	2009	$7.317	$11.850	0
	2010	$11.850	$14.248	0
	2011	$14.248	$13.547	0
	2012	$13.547	$15.150	0
	2013	$15.150	$21.946	0
	2014	$21.946	$22.831	0
	2015	$22.831	$25.068	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.809	0
	2007	$9.809	$11.793	0
	2008	$11.793	$6.150	0
	2009	$6.150	$9.490	0
	2010	$9.490	$12.310	0
	2011	$12.310	$11.205	0
	2012	$11.205	$11.920	0
	2013	$11.920	$16.070	0
	2014	$16.070	$16.049	0
	2015	$16.049	$14.795	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.510	$19.204	0
	2007	$19.204	$19.387	0
	2008	$19.387	$11.323	0
	2009	$11.323	$16.283	0
	2010	$16.283	$20.208	0
	2011	$20.208	$18.090	0
	2012	$18.090	$20.347	0
	2013	$20.347	$34.184	0
	2014	$34.184	$28.874	0
	2015	$28.874	$25.541	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.134	$29.882	0
	2007	$29.882	$24.238	0
	2008	$24.238	$14.722	0
	2009	$14.722	$18.550	0
	2010	$18.550	$23.561	0
	2011	$23.561	$24.413	0
	2012	$24.413	$27.678	0
	2013	$27.678	$27.617	0
	2014	$27.617	$35.051	0
	2015	$35.051	$35.031	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.904	$10.117	0
	2007	$10.117	$10.362	0
	2008	$10.362	$10.343	0
	2009	$10.343	$10.150	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age0-70)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.242	0
	2007	$10.242	$11.774	0
	2008	$11.774	$6.613	0
	2009	$6.613	$8.780	0
	2010	$8.780	$10.062	0
	2011	$10.062	$9.588	0
	2012	$9.588	$10.913	0
	2013	$10.913	$14.007	0
	2014	$14.007	$15.328	0
	2015	$15.328	$15.085	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.433	0
	2007	$10.433	$11.085	0
	2008	$11.085	$8.130	0
	2009	$8.130	$9.877	0
	2010	$9.877	$10.895	0
	2011	$10.895	$10.633	0
	2012	$10.633	$11.628	0
	2013	$11.628	$12.901	0
	2014	$12.901	$13.177	0
	2015	$13.177	$12.846	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.463	0
	2007	$10.463	$11.275	0
	2008	$11.275	$7.426	0
	2009	$7.426	$9.356	0
	2010	$9.356	$10.484	0
	2011	$10.484	$10.148	0
	2012	$10.148	$11.246	0
	2013	$11.246	$12.745	0
	2014	$12.745	$13.066	0
	2015	$13.066	$12.747	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.399	0
	2008	$11.399	$6.907	0
	2009	$6.907	$8.881	0
	2010	$8.881	$10.087	0
	2011	$10.087	$9.607	0
	2012	$9.607	$10.845	0
	2013	$10.845	$12.905	0
	2014	$12.905	$13.248	0
	2015	$13.248	$12.915	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.324	0
	2007	$10.324	$10.716	0
	2008	$10.716	$9.378	0
	2009	$9.378	$10.537	0
	2010	$10.537	$11.077	0
	2011	$11.077	$11.008	0
	2012	$11.008	$11.463	0
	2013	$11.463	$11.821	0
	2014	$11.821	$11.995	0
	2015	$11.995	$11.690	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.899	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.720	0
	2007	$9.720	$11.650	0
	2008	$11.650	$6.306	0
	2009	$6.306	$8.926	0
	2010	$8.926	$10.478	0
	2011	$10.478	$10.316	0
	2012	$10.316	$11.948	0
	2013	$11.948	$15.763	0
	2014	$15.763	$17.355	0
	2015	$17.355	$18.393	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.794	0
	2007	$10.794	$11.126	0
	2008	$11.126	$6.853	0
	2009	$6.853	$8.483	0
	2010	$8.483	$9.539	0
	2011	$9.539	$9.516	0
	2012	$9.516	$10.784	0
	2013	$10.784	$13.942	0
	2014	$13.942	$15.481	0
	2015	$15.481	$15.337	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.852	0
	2007	$9.852	$11.135	0
	2008	$11.135	$6.591	0
	2009	$6.591	$9.028	0
	2010	$9.028	$11.376	0
	2011	$11.376	$9.940	0
	2012	$9.940	$11.161	0
	2013	$11.161	$14.862	0
	2014	$14.862	$15.445	0
	2015	$15.445	$14.891	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.695	$16.817	0
	2007	$16.817	$15.869	0
	2008	$15.869	$10.087	0
	2009	$10.087	$12.511	0
	2010	$12.511	$14.308	0
	2011	$14.308	$14.361	0
	2012	$14.361	$15.796	0
	2013	$15.796	$20.066	0
	2014	$20.066	$21.463	0
	2015	$21.463	$20.845	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.164	$12.938	0
	2007	$12.938	$13.155	0
	2008	$13.155	$9.070	0
	2009	$9.070	$12.054	0
	2010	$12.054	$13.311	0
	2011	$13.311	$13.358	0
	2012	$13.358	$14.748	0
	2013	$14.748	$16.469	0
	2014	$16.469	$16.887	0
	2015	$16.887	$15.383	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.415	$11.321	0
	2007	$11.321	$11.786	139
	2008	$11.786	$7.562	149
	2009	$7.562	$9.616	146
	2010	$9.616	$10.517	148
	2011	$10.517	$10.153	150
	2012	$10.153	$11.181	151
	2013	$11.181	$14.097	141
	2014	$14.097	$15.538	0
	2015	$15.538	$16.085	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.989	0
	2007	$10.989	$12.045	0
	2008	$12.045	$8.446	0
	2009	$8.446	$10.208	0
	2010	$10.208	$11.201	0
	2011	$11.201	$10.654	0
	2012	$10.654	$11.836	0
	2013	$11.836	$14.804	0
	2014	$14.804	$15.338	0
	2015	$15.338	$14.484	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.139	$17.566	0
	2007	$17.566	$17.813	0
	2008	$17.813	$10.980	0
	2009	$10.980	$13.564	0
	2010	$13.564	$14.783	0
	2011	$14.783	$14.338	0
	2012	$14.338	$16.054	0
	2013	$16.054	$20.181	0
	2014	$20.181	$21.189	0
	2015	$21.189	$19.742	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.784	$21.537	0
	2007	$21.537	$20.604	84
	2008	$20.604	$13.526	86
	2009	$13.526	$17.122	84
	2010	$17.122	$21.518	79
	2011	$21.518	$20.297	80
	2012	$20.297	$23.550	78
	2013	$23.550	$31.446	73
	2014	$31.446	$30.996	41
	2015	$30.996	$28.135	41

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.401	$18.538	0
	2007	$18.538	$20.209	0
	2008	$20.209	$11.389	0
	2009	$11.389	$16.027	0
	2010	$16.027	$20.048	0
	2011	$20.048	$18.700	0
	2012	$18.700	$20.316	0
	2013	$20.316	$27.509	0
	2014	$27.509	$28.976	0
	2015	$28.976	$27.645	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.263	$10.463	0
	2007	$10.463	$10.931	0
	2008	$10.931	$11.527	0
	2009	$11.527	$11.647	0
	2010	$11.647	$12.019	0
	2011	$12.019	$12.449	0
	2012	$12.449	$12.431	0
	2013	$12.431	$11.911	0
	2014	$11.911	$12.069	0
	2015	$12.069	$11.885	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.699	$32.264	0
	2007	$32.264	$40.721	0
	2008	$40.721	$18.874	0
	2009	$18.874	$31.928	0
	2010	$31.928	$36.796	0
	2011	$36.796	$30.347	0
	2012	$30.347	$33.656	0
	2013	$33.656	$32.682	0
	2014	$32.682	$29.343	0
	2015	$29.343	$23.121	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.017	$20.256	0
	2007	$20.256	$22.920	36
	2008	$22.920	$13.393	42
	2009	$13.393	$17.989	39
	2010	$17.989	$19.113	41
	2011	$19.113	$16.741	45
	2012	$16.741	$19.399	43
	2013	$19.399	$23.380	42
	2014	$23.380	$20.364	0
	2015	$20.364	$18.663	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.735	$15.182	0
	2007	$15.182	$16.515	0
	2008	$16.515	$17.191	0
	2009	$17.191	$19.997	0
	2010	$19.997	$22.431	0
	2011	$22.431	$21.794	0
	2012	$21.794	$24.578	0
	2013	$24.578	$24.481	0
	2014	$24.481	$24.434	0
	2015	$24.434	$22.916	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.928	$13.004	0
	2007	$13.004	$14.865	0
	2008	$14.865	$7.413	0
	2009	$7.413	$12.035	0
	2010	$12.035	$14.104	0
	2011	$14.104	$12.940	0
	2012	$12.940	$14.381	0
	2013	$14.381	$19.705	0
	2014	$19.705	$20.890	0
	2015	$20.890	$21.447	0

Invesco V.I. American Value Fund - Series I
	2006	$12.412	$14.684	63
	2007	$14.684	$15.519	63
	2008	$15.519	$8.930	62
	2009	$8.930	$12.184	62
	2010	$12.184	$14.597	61
	2011	$14.597	$14.439	61
	2012	$14.439	$16.601	60
	2013	$16.601	$21.846	60
	2014	$21.846	$23.499	59
	2015	$23.499	$20.929	59

Invesco V.I. American Value Fund - Series II
	2006	$12.387	$14.645	0
	2007	$14.645	$15.464	0
	2008	$15.464	$8.878	0
	2009	$8.878	$12.109	0
	2010	$12.109	$14.501	0
	2011	$14.501	$14.330	0
	2012	$14.330	$16.442	0
	2013	$16.442	$21.584	0
	2014	$21.584	$23.159	0
	2015	$23.159	$20.574	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.544	$13.130	0
	2007	$13.130	$12.568	65
	2008	$12.568	$7.907	71
	2009	$7.907	$9.952	71
	2010	$9.952	$11.285	69
	2011	$11.285	$10.827	70
	2012	$10.827	$12.620	67
	2013	$12.620	$16.779	59
	2014	$16.779	$17.941	0
	2015	$17.941	$16.495	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.511	$12.702	0
	2007	$12.702	$12.866	0
	2008	$12.866	$9.750	0
	2009	$9.750	$11.705	0
	2010	$11.705	$12.852	0
	2011	$12.852	$12.433	0
	2012	$12.433	$13.695	0
	2013	$13.695	$16.762	0
	2014	$16.762	$17.869	0
	2015	$17.869	$17.061	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.024	$18.215	0
	2007	$18.215	$18.301	8,528
	2008	$18.301	$12.159	3,840
	2009	$12.159	$14.790	4,096
	2010	$14.790	$16.264	4,256
	2011	$16.264	$15.580	4,320
	2012	$15.580	$17.460	4,297
	2013	$17.460	$22.891	4,039
	2014	$22.891	$24.672	3,965
	2015	$24.672	$23.380	3,929

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.432	0
	2007	$12.432	$14.327	0
	2008	$14.327	$7.465	0
	2009	$7.465	$11.441	0
	2010	$11.441	$14.272	0
	2011	$14.272	$12.679	0
	2012	$12.679	$13.871	0
	2013	$13.871	$18.572	0
	2014	$18.572	$19.602	0
	2015	$19.602	$19.412	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.279	$11.015	0
	2007	$11.015	$11.463	72
	2008	$11.463	$9.265	60
	2009	$9.265	$12.196	58
	2010	$12.196	$13.425	58
	2011	$13.425	$13.735	55
	2012	$13.735	$15.148	56
	2013	$15.148	$16.060	62
	2014	$16.060	$16.425	0
	2015	$16.425	$15.852	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.427	$12.840	0
	2007	$12.840	$13.429	0
	2008	$13.429	$9.388	0
	2009	$9.388	$11.591	0
	2010	$11.591	$13.523	0
	2011	$13.523	$12.659	0
	2012	$12.659	$13.719	0
	2013	$13.719	$18.255	0
	2014	$18.255	$19.169	0
	2015	$19.169	$18.141	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.015	$12.662	0
	2007	$12.662	$12.835	0
	2008	$12.835	$7.998	0
	2009	$7.998	$9.320	0
	2010	$9.320	$10.725	0
	2011	$10.725	$9.873	0
	2012	$9.873	$10.845	0
	2013	$10.845	$14.446	0
	2014	$14.446	$15.242	0
	2015	$15.242	$14.511	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.417	$12.073	0
	2007	$12.073	$14.350	0
	2008	$14.350	$8.685	0
	2009	$8.685	$12.390	0
	2010	$12.390	$14.927	0
	2011	$14.927	$13.161	0
	2012	$13.161	$14.717	0
	2013	$14.717	$19.772	0
	2014	$19.772	$20.555	0
	2015	$20.555	$20.695	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.791	$12.971	0
	2007	$12.971	$12.785	64
	2008	$12.785	$7.599	75
	2009	$7.599	$9.430	74
	2010	$9.430	$11.593	67
	2011	$11.593	$10.907	70
	2012	$10.907	$12.244	69
	2013	$12.244	$15.639	63
	2014	$15.639	$17.094	0
	2015	$17.094	$16.120	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.172	$13.902	0
	2007	$13.902	$15.512	53
	2008	$15.512	$8.261	68
	2009	$8.261	$11.671	60
	2010	$11.671	$12.485	62
	2011	$12.485	$12.069	63
	2012	$12.069	$13.462	63
	2013	$13.462	$17.077	58
	2014	$17.077	$19.269	0
	2015	$19.269	$19.502	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.284	$15.521	0
	2007	$15.521	$15.740	90
	2008	$15.740	$8.698	90
	2009	$8.698	$10.366	89
	2010	$10.366	$11.448	88
	2011	$11.448	$11.264	87
	2012	$11.264	$12.376	87
	2013	$12.376	$13.686	86
	2014	$13.686	$14.489	85
	2015	$14.489	$14.281	85

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.130	$10.419	0
	2007	$10.419	$10.628	0
	2008	$10.628	$6.346	0
	2009	$6.346	$6.783	0
	2010	$6.783	$7.398	0
	2011	$7.398	$7.826	0
	2012	$7.826	$8.450	0
	2013	$8.450	$8.251	0
	2014	$8.251	$8.646	0
	2015	$8.646	$8.534	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.881	$15.986	0
	2007	$15.986	$16.612	0
	2008	$16.612	$8.269	0
	2009	$8.269	$10.719	0
	2010	$10.719	$13.359	0
	2011	$13.359	$13.203	0
	2012	$13.203	$15.032	0
	2013	$15.032	$19.981	0
	2014	$19.981	$20.666	0
	2015	$20.666	$21.540	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.497	$21.278	0
	2007	$21.278	$22.120	0
	2008	$22.120	$12.936	0
	2009	$12.936	$17.668	0
	2010	$17.668	$20.036	0
	2011	$20.036	$17.963	0
	2012	$17.963	$21.293	0
	2013	$21.293	$26.503	0
	2014	$26.503	$26.510	0
	2015	$26.510	$26.936	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.925	$13.585	0
	2007	$13.585	$14.585	252
	2008	$14.585	$12.224	229
	2009	$12.224	$14.186	236
	2010	$14.186	$15.958	234
	2011	$15.958	$15.743	231
	2012	$15.743	$17.458	230
	2013	$17.458	$17.047	249
	2014	$17.047	$17.124	132
	2015	$17.124	$16.365	131

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.773	$14.746	0
	2007	$14.746	$14.383	0
	2008	$14.383	$3.020	0
	2009	$3.020	$3.728	0
	2010	$3.728	$4.182	0
	2011	$4.182	$3.994	0
	2012	$3.994	$4.423	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.974	$15.718	0
	2007	$15.718	$16.043	4,829
	2008	$16.043	$9.650	5,107
	2009	$9.650	$12.105	5,233
	2010	$12.105	$13.742	5,167
	2011	$13.742	$13.427	5,173
	2012	$13.427	$15.345	5,074
	2013	$15.345	$19.768	4,917
	2014	$19.768	$21.390	4,610
	2015	$21.390	$21.615	4,397

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.375	$20.650	0
	2007	$20.650	$19.955	41
	2008	$19.955	$12.125	48
	2009	$12.125	$16.267	43
	2010	$16.267	$19.619	40
	2011	$19.619	$18.771	40
	2012	$18.771	$21.648	39
	2013	$21.648	$29.836	33
	2014	$29.836	$32.650	0
	2015	$32.650	$30.051	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.412	56
	2010	$12.412	$13.699	57
	2011	$13.699	$13.685	56
	2012	$13.685	$16.001	53
	2013	$16.001	$20.767	48
	2014	$20.767	$22.931	0
	2015	$22.931	$21.790	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.031	$14.295	0
	2007	$14.295	$14.143	5,352
	2008	$14.143	$8.216	5,877
	2009	$8.216	$10.117	6,091
	2010	$10.117	$10.989	6,223
	2011	$10.989	$11.069	6,037
	2012	$11.069	$12.208	6,235
	2013	$12.208	$14.130	6,589
	2014	$14.130	$15.328	6,529
	2015	$15.328	$14.853	6,460

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.906	$15.383	0
	2007	$15.383	$15.518	0
	2008	$15.518	$10.141	0
	2009	$10.141	$13.438	0
	2010	$13.438	$15.106	0
	2011	$15.106	$14.744	0
	2012	$14.744	$16.502	0
	2013	$16.502	$19.326	0
	2014	$19.326	$20.726	0
	2015	$20.726	$20.349	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.135	$13.234	0
	2007	$13.234	$12.891	0
	2008	$12.891	$10.477	0
	2009	$10.477	$12.939	0
	2010	$12.939	$12.994	0
	2011	$12.994	$12.586	0
	2012	$12.586	$15.082	0
	2013	$15.082	$20.941	0
	2014	$20.941	$26.198	0
	2015	$26.198	$27.676	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.786	$22.146	0
	2007	$22.146	$26.032	0
	2008	$26.032	$17.734	0
	2009	$17.734	$18.660	0
	2010	$18.660	$18.624	0
	2011	$18.624	$17.267	0
	2012	$17.267	$17.775	0
	2013	$17.775	$19.829	0
	2014	$19.829	$22.268	0
	2015	$22.268	$19.660	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.132	$17.192	0
	2007	$17.192	$15.830	4,621
	2008	$15.830	$9.511	4,805
	2009	$9.511	$12.101	5,023
	2010	$12.101	$13.565	5,066
	2011	$13.565	$12.679	5,222
	2012	$12.679	$14.804	5,097
	2013	$14.804	$19.686	4,648
	2014	$19.686	$21.365	4,554
	2015	$21.365	$19.363	4,735

Putnam VT High Yield Fund - Class IB
	2006	$14.575	$15.789	0
	2007	$15.789	$15.905	4,649
	2008	$15.905	$11.525	4,070
	2009	$11.525	$16.964	3,610
	2010	$16.964	$18.962	3,432
	2011	$18.962	$18.911	3,397
	2012	$18.911	$21.501	3,462
	2013	$21.501	$22.729	3,950
	2014	$22.729	$22.624	4,248
	2015	$22.624	$20.987	4,384

Putnam VT Income Fund - Class IB
	2006	$10.697	$10.959	0
	2007	$10.959	$11.301	350
	2008	$11.301	$8.426	335
	2009	$8.426	$12.111	317
	2010	$12.111	$13.042	319
	2011	$13.042	$13.423	310
	2012	$13.423	$14.568	312
	2013	$14.568	$14.545	330
	2014	$14.545	$15.176	193
	2015	$15.176	$14.657	192

Putnam VT International Equity Fund - Class IB
	2006	$16.719	$20.930	0
	2007	$20.930	$22.227	0
	2008	$22.227	$12.210	0
	2009	$12.210	$14.914	0
	2010	$14.914	$16.083	0
	2011	$16.083	$13.094	0
	2012	$13.094	$15.646	0
	2013	$15.646	$19.639	0
	2014	$19.639	$17.943	0
	2015	$17.943	$17.611	0

Putnam VT Investors Fund - Class IB
	2006	$15.259	$17.040	0
	2007	$17.040	$15.836	0
	2008	$15.836	$9.382	0
	2009	$9.382	$12.030	0
	2010	$12.030	$13.432	0
	2011	$13.432	$13.171	0
	2012	$13.171	$15.081	0
	2013	$15.081	$19.973	0
	2014	$19.973	$22.299	0
	2015	$22.299	$21.379	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.745	$9.971	0
	2007	$9.971	$10.239	161
	2008	$10.239	$10.293	108
	2009	$10.293	$10.109	140
	2010	$10.109	$9.912	157
	2011	$9.912	$9.716	156
	2012	$9.716	$9.523	177
	2013	$9.523	$9.335	212
	2014	$9.335	$9.150	0
	2015	$9.150	$8.969	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.694	$16.699	0
	2007	$16.699	$17.304	0
	2008	$17.304	$10.388	0
	2009	$10.388	$13.453	0
	2010	$13.453	$15.765	0
	2011	$15.765	$14.666	0
	2012	$14.666	$16.783	0
	2013	$16.783	$22.443	0
	2014	$22.443	$24.963	0
	2015	$24.963	$24.396	0

Putnam VT New Value Fund - Class IB
	2006	$17.071	$19.412	0
	2007	$19.412	$18.093	45
	2008	$18.093	$9.796	58
	2009	$9.796	$9.219	0

Putnam VT Research Fund - Class IB
	2006	$14.175	$15.465	0
	2007	$15.465	$15.241	0
	2008	$15.241	$9.179	0
	2009	$9.179	$11.982	0
	2010	$11.982	$13.667	0
	2011	$13.667	$13.162	0
	2012	$13.162	$15.211	0
	2013	$15.211	$19.882	0
	2014	$19.882	$22.382	0
	2015	$22.382	$21.598	0

Putnam VT Vista Fund - Class IB
	2006	$17.288	$17.868	0
	2007	$17.868	$18.178	0
	2008	$18.178	$9.701	0
	2009	$9.701	$13.192	0
	2010	$13.192	$15.032	0

Putnam VT Voyager Fund - Class IB
	2006	$13.190	$13.631	0
	2007	$13.631	$14.095	0
	2008	$14.095	$8.699	0
	2009	$8.699	$13.973	0
	2010	$13.973	$16.544	0
	2011	$16.544	$13.321	0
	2012	$13.321	$14.912	0
	2013	$14.912	$21.007	0
	2014	$21.007	$22.590	0
	2015	$22.590	$20.787	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.411	$17.824	0
	2007	$17.824	$18.584	0
	2008	$18.584	$15.486	0
	2009	$15.486	$19.748	0
	2010	$19.748	$21.241	0
	2011	$21.241	$22.252	0
	2012	$22.252	$25.707	0
	2013	$25.707	$22.989	0
	2014	$22.989	$23.183	0
	2015	$23.183	$22.454	0

UIF Global Franchise Portfolio, Class II
	2006	$12.131	$14.447	0
	2007	$14.447	$15.543	0
	2008	$15.543	$10.825	0
	2009	$10.825	$13.746	0
	2010	$13.746	$15.365	0
	2011	$15.365	$16.423	0
	2012	$16.423	$18.605	0
	2013	$18.605	$21.820	0
	2014	$21.820	$22.350	0
	2015	$22.350	$23.264	0

UIF Growth Portfolio, Class I
	2006	$12.174	$12.422	0
	2007	$12.422	$14.840	0
	2008	$14.840	$7.390	0
	2009	$7.390	$11.992	0
	2010	$11.992	$14.441	0
	2011	$14.441	$13.758	0
	2012	$13.758	$15.422	0
	2013	$15.422	$22.381	0
	2014	$22.381	$23.331	0
	2015	$23.331	$25.666	0

UIF Growth Portfolio, Class II
	2006	$12.121	$12.333	0
	2007	$12.333	$14.705	0
	2008	$14.705	$7.300	0
	2009	$7.300	$11.816	0
	2010	$11.816	$14.199	0
	2011	$14.199	$13.494	0
	2012	$13.494	$15.083	0
	2013	$15.083	$21.839	0
	2014	$21.839	$22.707	0
	2015	$22.707	$24.919	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.806	0
	2007	$9.806	$11.783	0
	2008	$11.783	$6.142	0
	2009	$6.142	$9.473	0
	2010	$9.473	$12.280	0
	2011	$12.280	$11.173	0
	2012	$11.173	$11.880	0
	2013	$11.880	$16.008	0
	2014	$16.008	$15.978	0
	2015	$15.978	$14.722	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.487	$19.168	0
	2007	$19.168	$19.341	0
	2008	$19.341	$11.291	0
	2009	$11.291	$16.228	0
	2010	$16.228	$20.129	0
	2011	$20.129	$18.010	0
	2012	$18.010	$20.247	0
	2013	$20.247	$33.999	0
	2014	$33.999	$28.703	0
	2015	$28.703	$25.376	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.091	$29.810	0
	2007	$29.810	$24.167	127
	2008	$24.167	$14.671	127
	2009	$14.671	$18.476	125
	2010	$18.476	$23.456	124
	2011	$23.456	$24.292	123
	2012	$24.292	$27.527	122
	2013	$27.527	$27.452	122
	2014	$27.452	$34.823	121
	2015	$34.823	$34.787	120

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.894	$10.102	0
	2007	$10.102	$10.341	0
	2008	$10.341	$10.317	0
	2009	$10.317	$10.119	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.238	0
	2007	$10.238	$11.764	0
	2008	$11.764	$6.604	0
	2009	$6.604	$8.764	0
	2010	$8.764	$10.038	0
	2011	$10.038	$9.560	0
	2012	$9.560	$10.876	0
	2013	$10.876	$13.952	0
	2014	$13.952	$15.260	0
	2015	$15.260	$15.011	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.429	0
	2007	$10.429	$11.076	0
	2008	$11.076	$8.119	0
	2009	$8.119	$9.859	0
	2010	$9.859	$10.869	0
	2011	$10.869	$10.603	0
	2012	$10.603	$11.589	0
	2013	$11.589	$12.851	0
	2014	$12.851	$13.118	0
	2015	$13.118	$12.783	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.459	0
	2007	$10.459	$11.266	0
	2008	$11.266	$7.416	0
	2009	$7.416	$9.338	0
	2010	$9.338	$10.459	0
	2011	$10.459	$10.119	0
	2012	$10.119	$11.207	0
	2013	$11.207	$12.695	0
	2014	$12.695	$13.008	0
	2015	$13.008	$12.684	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.468	0
	2007	$10.468	$11.389	0
	2008	$11.389	$6.898	0
	2009	$6.898	$8.864	0
	2010	$8.864	$10.063	0
	2011	$10.063	$9.579	0
	2012	$9.579	$10.808	0
	2013	$10.808	$12.854	0
	2014	$12.854	$13.189	0
	2015	$13.189	$12.852	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.320	0
	2007	$10.320	$10.707	0
	2008	$10.707	$9.366	0
	2009	$9.366	$10.518	0
	2010	$10.518	$11.051	0
	2011	$11.051	$10.976	0
	2012	$10.976	$11.424	0
	2013	$11.424	$11.774	0
	2014	$11.774	$11.942	0
	2015	$11.942	$11.632	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.811	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.716	0
	2007	$9.716	$11.640	0
	2008	$11.640	$6.297	0
	2009	$6.297	$8.909	0
	2010	$8.909	$10.453	0
	2011	$10.453	$10.286	0
	2012	$10.286	$11.907	0
	2013	$11.907	$15.702	0
	2014	$15.702	$17.279	0
	2015	$17.279	$18.309	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.791	0
	2007	$10.791	$11.117	0
	2008	$11.117	$6.843	0
	2009	$6.843	$8.467	0
	2010	$8.467	$9.516	0
	2011	$9.516	$9.488	0
	2012	$9.488	$10.747	0
	2013	$10.747	$13.888	0
	2014	$13.888	$15.412	0
	2015	$15.412	$15.261	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.848	0
	2007	$9.848	$11.126	0
	2008	$11.126	$6.582	0
	2009	$6.582	$9.011	0
	2010	$9.011	$11.349	0
	2011	$11.349	$9.911	0
	2012	$9.911	$11.123	0
	2013	$11.123	$14.804	0
	2014	$14.804	$15.377	0
	2015	$15.377	$14.818	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.675	$16.785	2,422
	2007	$16.785	$15.831	0
	2008	$15.831	$10.058	0
	2009	$10.058	$12.469	0
	2010	$12.469	$14.252	0
	2011	$14.252	$14.298	0
	2012	$14.298	$15.719	0
	2013	$15.719	$19.957	0
	2014	$19.957	$21.336	0
	2015	$21.336	$20.710	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.154	$12.920	0
	2007	$12.920	$13.131	4,237
	2008	$13.131	$9.048	3,730
	2009	$9.048	$12.019	3,135
	2010	$12.019	$13.266	2,651
	2011	$13.266	$13.306	0
	2012	$13.306	$14.683	0
	2013	$14.683	$16.388	0
	2014	$16.388	$16.795	0
	2015	$16.795	$15.292	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.409	$11.308	0
	2007	$11.308	$11.766	1,852
	2008	$11.766	$7.546	1,979
	2009	$7.546	$9.590	1,937
	2010	$9.590	$10.483	1,968
	2011	$10.483	$10.115	1,986
	2012	$10.115	$11.134	2,000
	2013	$11.134	$14.030	1,869
	2014	$14.030	$15.457	1,764
	2015	$15.457	$15.993	1,644

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.985	3,732
	2007	$10.985	$12.034	0
	2008	$12.034	$8.434	0
	2009	$8.434	$10.189	0
	2010	$10.189	$11.174	0
	2011	$11.174	$10.623	0
	2012	$10.623	$11.796	0
	2013	$11.796	$14.746	0
	2014	$14.746	$15.270	0
	2015	$15.270	$14.412	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.118	$17.533	2,393
	2007	$17.533	$17.771	379
	2008	$17.771	$10.948	333
	2009	$10.948	$13.518	280
	2010	$13.518	$14.725	237
	2011	$14.725	$14.275	0
	2012	$14.275	$15.975	0
	2013	$15.975	$20.072	0
	2014	$20.072	$21.063	0
	2015	$21.063	$19.614	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.758	$21.497	0
	2007	$21.497	$20.555	530
	2008	$20.555	$13.487	562
	2009	$13.487	$17.064	541
	2010	$17.064	$21.434	478
	2011	$21.434	$20.208	497
	2012	$20.208	$23.434	475
	2013	$23.434	$31.275	418
	2014	$31.275	$30.812	442
	2015	$30.812	$27.954	469

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$18.758	$21.497	0
	2007	$18.503	$20.161	0
	2008	$20.161	$11.357	0
	2009	$11.357	$15.973	0
	2010	$15.973	$19.969	0
	2011	$19.969	$18.618	0
	2012	$18.618	$20.216	0
	2013	$20.216	$27.360	0
	2014	$27.360	$28.804	0
	2015	$28.804	$27.467	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.254	$10.449	0
	2007	$10.449	$10.911	0
	2008	$10.911	$11.500	0
	2009	$11.500	$11.614	0
	2010	$11.614	$11.978	0
	2011	$11.978	$12.401	0
	2012	$12.401	$12.376	0
	2013	$12.376	$11.853	0
	2014	$11.853	$12.004	0
	2015	$12.004	$11.815	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.664	$32.204	0
	2007	$32.204	$40.624	0
	2008	$40.624	$18.820	0
	2009	$18.820	$31.819	0
	2010	$31.819	$36.653	0
	2011	$36.653	$30.213	0
	2012	$30.213	$33.490	0
	2013	$33.490	$32.504	0
	2014	$32.504	$29.169	0
	2015	$29.169	$22.972	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.994	$20.219	0
	2007	$20.219	$22.865	804
	2008	$22.865	$13.354	842
	2009	$13.354	$17.927	766
	2010	$17.927	$19.038	748
	2011	$19.038	$16.667	603
	2012	$16.667	$19.303	577
	2013	$19.303	$23.253	562
	2014	$23.253	$20.243	678
	2015	$20.243	$18.542	711

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.716	$15.154	0
	2007	$15.154	$16.476	0
	2008	$16.476	$17.142	0
	2009	$17.142	$19.929	0
	2010	$19.929	$22.344	0
	2011	$22.344	$21.698	0
	2012	$21.698	$24.457	0
	2013	$24.457	$24.348	0
	2014	$24.348	$24.289	0
	2015	$24.289	$22.769	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.911	$12.980	0
	2007	$12.980	$14.830	0
	2008	$14.830	$7.392	0
	2009	$7.392	$11.994	0
	2010	$11.994	$14.049	0
	2011	$14.049	$12.883	0
	2012	$12.883	$14.311	0
	2013	$14.311	$19.598	0
	2014	$19.598	$20.766	0
	2015	$20.766	$21.309	0

Invesco V.I. American Value Fund - Series I
	2006	$12.402	$14.664	458
	2007	$14.664	$15.490	448
	2008	$15.490	$8.909	565
	2009	$8.909	$12.149	473
	2010	$12.149	$14.548	433
	2011	$14.548	$14.383	434
	2012	$14.383	$16.527	0
	2013	$16.527	$21.738	0
	2014	$21.738	$23.371	0
	2015	$23.371	$20.805	0

Invesco V.I. American Value Fund - Series II
	2006	$12.377	$14.626	0
	2007	$14.626	$15.435	0
	2008	$15.435	$8.857	0
	2009	$8.857	$12.074	0
	2010	$12.074	$14.451	0
	2011	$14.451	$14.274	0
	2012	$14.274	$16.370	0
	2013	$16.370	$21.477	0
	2014	$21.477	$23.033	0
	2015	$23.033	$20.452	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.534	$13.112	0
	2007	$13.112	$12.544	869
	2008	$12.544	$7.889	948
	2009	$7.889	$9.923	937
	2010	$9.923	$11.246	918
	2011	$11.246	$10.785	931
	2012	$10.785	$12.564	886
	2013	$12.564	$16.696	785
	2014	$16.696	$17.844	762
	2015	$17.844	$16.397	803

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.501	$12.684	0
	2007	$12.684	$12.842	0
	2008	$12.842	$9.726	0
	2009	$9.726	$11.671	0
	2010	$11.671	$12.808	0
	2011	$12.808	$12.384	0
	2012	$12.384	$13.634	0
	2013	$13.634	$16.680	0
	2014	$16.680	$17.772	0
	2015	$17.772	$16.959	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.003	$18.181	0
	2007	$18.181	$18.258	597
	2008	$18.258	$12.124	616
	2009	$12.124	$14.740	630
	2010	$14.740	$16.200	637
	2011	$16.200	$15.511	648
	2012	$15.511	$17.374	641
	2013	$17.374	$22.767	575
	2014	$22.767	$24.525	554
	2015	$24.525	$23.229	566

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.078	$12.415	0
	2007	$12.415	$14.300	0
	2008	$14.300	$7.447	0
	2009	$7.447	$11.408	0
	2010	$11.408	$14.224	0
	2011	$14.224	$12.630	0
	2012	$12.630	$13.810	0
	2013	$13.810	$18.480	0
	2014	$18.480	$19.496	0
	2015	$19.496	$19.297	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.273	$11.003	0
	2007	$11.003	$11.444	3,616
	2008	$11.444	$9.244	800
	2009	$9.244	$12.163	770
	2010	$12.163	$13.382	771
	2011	$13.382	$13.685	734
	2012	$13.685	$15.085	738
	2013	$15.085	$15.985	817
	2014	$15.985	$16.339	840
	2015	$16.339	$15.761	841

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.420	$12.826	0
	2007	$12.826	$13.407	2,540
	2008	$13.407	$9.368	0
	2009	$9.368	$11.560	0
	2010	$11.560	$13.480	0
	2011	$13.480	$12.612	0
	2012	$12.612	$13.662	0
	2013	$13.662	$18.169	0
	2014	$18.169	$19.069	0
	2015	$19.069	$18.037	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.008	$12.647	0
	2007	$12.647	$12.814	2,568
	2008	$12.814	$7.980	0
	2009	$7.980	$9.295	0
	2010	$9.295	$10.691	0
	2011	$10.691	$9.836	0
	2012	$9.836	$10.800	0
	2013	$10.800	$14.378	0
	2014	$14.378	$15.162	0
	2015	$15.162	$14.427	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.409	$12.060	0
	2007	$12.060	$14.326	2,481
	2008	$14.326	$8.666	0
	2009	$8.666	$12.357	0
	2010	$12.357	$14.880	0
	2011	$14.880	$13.112	0
	2012	$13.112	$14.655	0
	2013	$14.655	$19.679	0
	2014	$19.679	$20.448	0
	2015	$20.448	$20.576	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.784	$12.956	0
	2007	$12.956	$12.764	3,257
	2008	$12.764	$7.582	998
	2009	$7.582	$9.405	987
	2010	$9.405	$11.556	891
	2011	$11.556	$10.866	924
	2012	$10.866	$12.192	913
	2013	$12.192	$15.565	842
	2014	$15.565	$17.005	799
	2015	$17.005	$16.027	822

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.154	$13.876	0
	2007	$13.876	$15.475	704
	2008	$15.475	$8.237	906
	2009	$8.237	$11.632	798
	2010	$11.632	$12.437	828
	2011	$12.437	$12.016	836
	2012	$12.016	$13.395	831
	2013	$13.395	$16.984	773
	2014	$16.984	$19.154	710
	2015	$19.154	$19.377	677

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.265	$15.492	0
	2007	$15.492	$15.703	0
	2008	$15.703	$8.673	0
	2009	$8.673	$10.331	0
	2010	$10.331	$11.404	0
	2011	$11.404	$11.214	0
	2012	$11.214	$12.315	0
	2013	$12.315	$13.612	0
	2014	$13.612	$14.403	0
	2015	$14.403	$14.189	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.124	$10.407	0
	2007	$10.407	$10.611	0
	2008	$10.611	$6.333	0
	2009	$6.333	$6.765	0
	2010	$6.765	$7.374	0
	2011	$7.374	$7.797	0
	2012	$7.797	$8.415	0
	2013	$8.415	$8.212	0
	2014	$8.212	$8.601	0
	2015	$8.601	$8.485	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.860	$15.957	0
	2007	$15.957	$16.573	0
	2008	$16.573	$8.245	0
	2009	$8.245	$10.682	0
	2010	$10.682	$13.307	0
	2011	$13.307	$13.145	0
	2012	$13.145	$14.958	0
	2013	$14.958	$19.873	0
	2014	$19.873	$20.543	0
	2015	$20.543	$21.401	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.472	$21.238	0
	2007	$21.238	$22.068	0
	2008	$22.068	$12.898	0
	2009	$12.898	$17.608	0
	2010	$17.608	$19.958	0
	2011	$19.958	$17.884	0
	2012	$17.884	$21.189	0
	2013	$21.189	$26.359	0
	2014	$26.359	$26.352	0
	2015	$26.352	$26.763	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.907	$13.559	0
	2007	$13.559	$14.550	2,928
	2008	$14.550	$12.189	2,422
	2009	$12.189	$14.138	2,558
	2010	$14.138	$15.896	2,498
	2011	$15.896	$15.673	2,477
	2012	$15.673	$17.372	1,282
	2013	$17.372	$16.955	1,542
	2014	$16.955	$17.023	1,613
	2015	$17.023	$16.260	1,635

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.755	$14.718	0
	2007	$14.718	$14.349	483
	2008	$14.349	$3.011	1,641
	2009	$3.011	$3.716	1,564
	2010	$3.716	$4.165	1,522
	2011	$4.165	$3.976	1,571
	2012	$3.976	$4.402	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.955	$15.688	0
	2007	$15.688	$16.005	2,476
	2008	$16.005	$9.622	2,855
	2009	$9.622	$12.064	2,784
	2010	$12.064	$13.689	2,724
	2011	$13.689	$13.368	2,722
	2012	$13.368	$15.269	2,187
	2013	$15.269	$19.661	2,001
	2014	$19.661	$21.263	1,916
	2015	$21.263	$21.476	1,836

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.350	$20.612	0
	2007	$20.612	$19.908	547
	2008	$19.908	$12.090	632
	2009	$12.090	$16.211	571
	2010	$16.211	$19.542	525
	2011	$19.542	$18.688	538
	2012	$18.688	$21.541	517
	2013	$21.541	$29.674	442
	2014	$29.674	$32.457	419
	2015	$32.457	$29.857	440

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.370	750
	2010	$12.370	$13.646	756
	2011	$13.646	$13.625	737
	2012	$13.625	$15.923	699
	2013	$15.923	$20.654	634
	2014	$20.654	$22.794	596
	2015	$22.794	$21.650	608

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.013	$14.268	0
	2007	$14.268	$14.109	491
	2008	$14.109	$8.193	606
	2009	$8.193	$10.082	573
	2010	$10.082	$10.946	577
	2011	$10.946	$11.020	567
	2012	$11.020	$12.148	0
	2013	$12.148	$14.053	0
	2014	$14.053	$15.237	0
	2015	$15.237	$14.757	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.887	$15.354	0
	2007	$15.354	$15.481	0
	2008	$15.481	$10.112	0
	2009	$10.112	$13.393	0
	2010	$13.393	$15.047	0
	2011	$15.047	$14.679	0
	2012	$14.679	$16.420	0
	2013	$16.420	$19.221	0
	2014	$19.221	$20.603	0
	2015	$20.603	$20.218	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.117	$13.209	0
	2007	$13.209	$12.860	0
	2008	$12.860	$10.447	0
	2009	$10.447	$12.895	0
	2010	$12.895	$12.944	0
	2011	$12.944	$12.531	0
	2012	$12.531	$15.008	0
	2013	$15.008	$20.827	0
	2014	$20.827	$26.042	0
	2015	$26.042	$27.498	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.762	$22.105	0
	2007	$22.105	$25.970	0
	2008	$25.970	$17.683	0
	2009	$17.683	$18.596	0
	2010	$18.596	$18.551	0
	2011	$18.551	$17.191	0
	2012	$17.191	$17.688	0
	2013	$17.688	$19.721	0
	2014	$19.721	$22.136	0
	2015	$22.136	$19.534	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.111	$17.160	0
	2007	$17.160	$15.793	0
	2008	$15.793	$9.483	0
	2009	$9.483	$12.060	0
	2010	$12.060	$13.512	0
	2011	$13.512	$12.623	0
	2012	$12.623	$14.731	0
	2013	$14.731	$19.579	0
	2014	$19.579	$21.238	0
	2015	$21.238	$19.239	0

Putnam VT High Yield Fund - Class IB
	2006	$14.555	$15.759	0
	2007	$15.759	$15.867	0
	2008	$15.867	$11.492	0
	2009	$11.492	$16.907	0
	2010	$16.907	$18.888	0
	2011	$18.888	$18.828	0
	2012	$18.828	$21.395	0
	2013	$21.395	$22.605	0
	2014	$22.605	$22.489	0
	2015	$22.489	$20.851	0

Putnam VT Income Fund - Class IB
	2006	$10.683	$10.939	0
	2007	$10.939	$11.274	1,933
	2008	$11.274	$8.402	1,765
	2009	$8.402	$12.070	1,554
	2010	$12.070	$12.991	1,596
	2011	$12.991	$13.363	1,503
	2012	$13.363	$14.496	1,536
	2013	$14.496	$14.466	1,805
	2014	$14.466	$15.086	1,821
	2015	$15.086	$14.563	1,820

Putnam VT International Equity Fund - Class IB
	2006	$16.696	$20.891	0
	2007	$20.891	$22.174	0
	2008	$22.174	$12.174	0
	2009	$12.174	$14.864	0
	2010	$14.864	$16.021	0
	2011	$16.021	$13.036	0
	2012	$13.036	$15.569	0
	2013	$15.569	$19.532	0
	2014	$19.532	$17.837	0
	2015	$17.837	$17.497	0

Putnam VT Investors Fund - Class IB
	2006	$15.238	$17.008	0
	2007	$17.008	$15.799	0
	2008	$15.799	$9.355	0
	2009	$9.355	$11.989	0
	2010	$11.989	$13.380	0
	2011	$13.380	$13.113	0
	2012	$13.113	$15.007	0
	2013	$15.007	$19.864	0
	2014	$19.864	$22.166	0
	2015	$22.166	$21.241	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.732	$9.953	0
	2007	$9.530	$10.215	3,491
	2008	$10.215	$10.264	2,392
	2009	$10.264	$10.075	3,013
	2010	$10.075	$9.873	3,368
	2011	$9.873	$9.673	3,368
	2012	$9.673	$9.477	2,349
	2013	$9.477	$9.284	2,811
	2014	$9.284	$9.096	3,018
	2015	$9.096	$8.911	2,977

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.673	$16.668	0
	2007	$16.668	$17.263	0
	2008	$17.263	$10.358	0
	2009	$10.358	$13.408	0
	2010	$13.408	$15.703	0
	2011	$15.703	$14.601	0
	2012	$14.601	$16.700	0
	2013	$16.700	$22.321	0
	2014	$22.321	$24.815	0
	2015	$24.815	$24.239	0

Putnam VT New Value Fund - Class IB
	2006	$17.048	$19.375	0
	2007	$19.375	$18.050	604
	2008	$18.050	$9.767	767
	2009	$9.767	$9.191	0

Putnam VT Research Fund - Class IB
	2006	$14.156	$15.436	0
	2007	$15.436	$15.204	0
	2008	$15.204	$9.153	0
	2009	$9.153	$11.942	0
	2010	$11.942	$13.614	0
	2011	$13.614	$13.104	0
	2012	$13.104	$15.136	0
	2013	$15.136	$19.774	0
	2014	$19.774	$22.249	0
	2015	$22.249	$21.459	0

Putnam VT Vista Fund - Class IB
	2006	$17.264	$17.835	0
	2007	$17.835	$18.134	0
	2008	$18.134	$9.673	0
	2009	$9.673	$13.148	0
	2010	$13.148	$14.975	0

Putnam VT Voyager Fund - Class IB
	2006	$13.172	$13.605	0
	2007	$13.605	$14.062	0
	2008	$14.062	$8.673	0
	2009	$8.673	$13.926	0
	2010	$13.926	$16.479	0
	2011	$16.479	$13.262	0
	2012	$13.262	$14.839	0
	2013	$14.839	$20.893	0
	2014	$20.893	$22.456	0
	2015	$22.456	$20.653	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.389	$17.790	0
	2007	$17.790	$18.540	374
	2008	$18.540	$15.441	318
	2009	$15.441	$19.681	296
	2010	$19.681	$21.158	299
	2011	$21.158	$22.154	282
	2012	$22.154	$25.580	0
	2013	$25.580	$22.864	0
	2014	$22.864	$23.045	0
	2015	$23.045	$22.310	0

UIF Global Franchise Portfolio, Class II
	2006	$12.118	$14.425	0
	2007	$14.425	$15.511	0
	2008	$15.511	$10.797	0
	2009	$10.797	$13.704	0
	2010	$13.704	$15.310	0
	2011	$15.310	$16.356	0
	2012	$16.356	$18.519	0
	2013	$18.519	$21.709	0
	2014	$21.709	$22.225	0
	2015	$22.225	$23.122	0

UIF Growth Portfolio, Class I
	2006	$12.164	$12.405	0
	2007	$12.405	$14.813	0
	2008	$14.813	$7.373	0
	2009	$7.373	$11.957	0
	2010	$11.957	$14.391	0
	2011	$14.391	$13.704	0
	2012	$13.704	$15.354	0
	2013	$15.354	$22.271	0
	2014	$22.271	$23.205	0
	2015	$23.205	$25.513	0

UIF Growth Portfolio, Class II
	2006	$12.111	$12.316	0
	2007	$12.316	$14.677	0
	2008	$14.677	$7.282	0
	2009	$7.282	$11.781	0
	2010	$11.781	$14.151	0
	2011	$14.151	$13.441	0
	2012	$13.441	$15.017	0
	2013	$15.017	$21.731	0
	2014	$21.731	$22.584	0
	2015	$22.584	$24.771	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.803	0
	2007	$9.803	$11.773	0
	2008	$11.773	$6.133	0
	2009	$6.133	$9.455	0
	2010	$9.455	$12.251	0
	2011	$12.251	$11.140	0
	2012	$11.140	$11.839	0
	2013	$11.839	$15.945	0
	2014	$15.945	$15.907	0
	2015	$15.907	$14.649	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.463	$19.132	0
	2007	$19.132	$19.295	0
	2008	$19.295	$11.258	0
	2009	$11.258	$16.173	0
	2010	$16.173	$20.051	0
	2011	$20.051	$17.930	0
	2012	$17.930	$20.147	0
	2013	$20.147	$33.814	0
	2014	$33.814	$28.532	0
	2015	$28.532	$25.213	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.061	$29.754	0
	2007	$29.754	$24.110	0
	2008	$24.110	$14.629	0
	2009	$14.629	$18.414	0
	2010	$18.414	$23.365	0
	2011	$23.365	$24.185	0
	2012	$24.185	$27.391	0
	2013	$27.391	$27.303	0
	2014	$27.303	$34.617	0
	2015	$34.617	$34.562	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.884	$10.086	0
	2007	$10.086	$10.320	0
	2008	$10.320	$10.290	0
	2009	$10.290	$10.089	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.235	0
	2007	$10.235	$11.754	0
	2008	$11.754	$6.595	566
	2009	$6.595	$8.747	577
	2010	$8.747	$10.014	595
	2011	$10.014	$9.532	0
	2012	$9.532	$10.839	0
	2013	$10.839	$13.897	0
	2014	$13.897	$15.193	515
	2015	$15.193	$14.937	503

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.426	0
	2007	$10.426	$11.066	0
	2008	$11.066	$8.108	0
	2009	$8.108	$9.840	0
	2010	$9.840	$10.843	0
	2011	$10.843	$10.572	0
	2012	$10.572	$11.549	0
	2013	$11.549	$12.800	0
	2014	$12.800	$13.061	0
	2015	$13.061	$12.720	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.455	0
	2007	$10.455	$11.256	0
	2008	$11.256	$7.406	0
	2009	$7.406	$9.321	0
	2010	$9.321	$10.434	0
	2011	$10.434	$10.089	0
	2012	$10.089	$11.169	0
	2013	$11.169	$12.646	0
	2014	$12.646	$12.950	0
	2015	$12.950	$12.622	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.464	0
	2007	$10.464	$11.380	0
	2008	$11.380	$6.888	0
	2009	$6.888	$8.847	0
	2010	$8.847	$10.039	0
	2011	$10.039	$9.552	0
	2012	$9.552	$10.771	0
	2013	$10.771	$12.804	0
	2014	$12.804	$13.131	0
	2015	$13.131	$12.789	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.317	0
	2007	$10.317	$10.698	0
	2008	$10.698	$9.353	0
	2009	$9.353	$10.498	0
	2010	$10.498	$11.024	0
	2011	$11.024	$10.944	0
	2012	$10.944	$11.386	0
	2013	$11.386	$11.728	0
	2014	$11.728	$11.890	0
	2015	$11.890	$11.575	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.723	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.713	0
	2007	$9.713	$11.630	0
	2008	$11.630	$6.289	0
	2009	$6.289	$8.893	0
	2010	$8.893	$10.428	0
	2011	$10.428	$10.257	0
	2012	$10.257	$11.867	0
	2013	$11.867	$15.640	0
	2014	$15.640	$17.202	0
	2015	$17.202	$18.225	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.787	0
	2007	$10.787	$11.107	0
	2008	$11.107	$6.834	793
	2009	$6.834	$8.451	788
	2010	$8.451	$9.493	784
	2011	$9.493	$9.461	781
	2012	$9.461	$10.711	777
	2013	$10.711	$13.833	774
	2014	$13.833	$15.344	772
	2015	$15.344	$15.186	1,019

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.845	0
	2007	$9.845	$11.116	0
	2008	$11.116	$6.573	0
	2009	$6.573	$8.994	0
	2010	$8.994	$11.322	0
	2011	$11.322	$9.883	0
	2012	$9.883	$11.085	0
	2013	$11.085	$14.746	0
	2014	$14.746	$15.309	767
	2015	$15.309	$14.745	1,035

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.663	$16.763	21,769
	2007	$16.763	$15.802	13,660
	2008	$15.802	$10.034	10,311
	2009	$10.034	$12.433	8,000
	2010	$12.433	$14.204	7,224
	2011	$14.204	$14.243	6,052
	2012	$14.243	$15.650	5,403
	2013	$15.650	$19.859	4,727
	2014	$19.859	$21.221	3,448
	2015	$21.221	$20.588	3,031

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.145	$12.903	3,105
	2007	$12.903	$13.106	6,211
	2008	$13.106	$9.027	5,947
	2009	$9.027	$11.984	2,989
	2010	$11.984	$13.221	2,899
	2011	$13.221	$13.254	724
	2012	$13.254	$14.618	723
	2013	$14.618	$16.308	723
	2014	$16.308	$16.704	722
	2015	$16.704	$15.201	722

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.402	$11.295	7,605
	2007	$11.295	$11.747	8,511
	2008	$11.747	$7.530	7,648
	2009	$7.530	$9.564	7,605
	2010	$9.564	$10.450	6,662
	2011	$10.450	$10.078	3,906
	2012	$10.078	$11.087	3,744
	2013	$11.087	$13.964	3,547
	2014	$13.964	$15.376	3,242
	2015	$15.376	$15.901	2,896

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.981	0
	2007	$10.981	$12.024	572
	2008	$12.024	$8.423	263
	2009	$8.423	$10.169	213
	2010	$10.169	$11.148	254
	2011	$11.148	$10.592	0
	2012	$10.592	$11.756	0
	2013	$11.756	$14.689	0
	2014	$14.689	$15.203	0
	2015	$15.203	$14.341	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.106	$17.510	11,212
	2007	$17.510	$17.738	14,262
	2008	$17.738	$10.922	11,808
	2009	$10.922	$13.480	9,631
	2010	$13.480	$14.676	9,156
	2011	$14.676	$14.220	7,156
	2012	$14.220	$15.905	6,417
	2013	$15.905	$19.974	5,699
	2014	$19.974	$20.949	4,097
	2015	$20.949	$19.499	2,658

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.743	$21.469	6,034
	2007	$21.469	$20.517	5,731
	2008	$20.517	$13.455	3,457
	2009	$13.455	$17.015	3,475
	2010	$17.015	$21.362	2,942
	2011	$21.362	$20.129	2,299
	2012	$20.129	$23.332	1,066
	2013	$23.332	$31.123	458
	2014	$31.123	$30.646	613
	2015	$30.646	$27.789	620

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.363	$18.479	0
	2007	$18.479	$20.124	0
	2008	$20.124	$11.330	0
	2009	$11.330	$15.927	0
	2010	$15.927	$19.902	0
	2011	$19.902	$18.546	0
	2012	$18.546	$20.127	0
	2013	$20.127	$27.226	0
	2014	$27.226	$28.649	0
	2015	$28.649	$27.305	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.245	$10.435	2,590
	2007	$10.435	$10.891	1,484
	2008	$10.891	$11.472	1,024
	2009	$11.472	$11.580	1,104
	2010	$11.580	$11.937	1,174
	2011	$11.937	$12.352	3,445
	2012	$12.352	$12.322	3,428
	2013	$12.322	$11.794	3,411
	2014	$11.794	$11.938	7,800
	2015	$11.938	$11.744	7,765

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.643	$32.162	6,926
	2007	$32.162	$40.550	5,557
	2008	$40.550	$18.776	3,884
	2009	$18.776	$31.729	2,119
	2010	$31.729	$36.530	1,841
	2011	$36.530	$30.096	1,145
	2012	$30.096	$33.344	1,076
	2013	$33.344	$32.346	1,025
	2014	$32.346	$29.012	894
	2015	$29.012	$22.837	957

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.980	$20.192	3,449
	2007	$20.192	$22.823	8,080
	2008	$22.823	$13.323	7,841
	2009	$13.323	$17.876	5,940
	2010	$17.876	$18.974	5,807
	2011	$18.974	$16.603	3,932
	2012	$16.603	$19.219	3,587
	2013	$19.219	$23.140	3,573
	2014	$23.140	$20.134	3,956
	2015	$20.134	$18.433	3,830

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.705	$15.134	0
	2007	$15.134	$16.446	0
	2008	$16.446	$17.101	0
	2009	$17.101	$19.872	0
	2010	$19.872	$22.268	0
	2011	$22.268	$21.614	0
	2012	$21.614	$24.350	0
	2013	$24.350	$24.229	0
	2014	$24.229	$24.158	0
	2015	$24.158	$22.635	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.900	$12.963	6,840
	2007	$12.963	$14.803	7,673
	2008	$14.803	$7.375	6,797
	2009	$7.375	$11.960	5,392
	2010	$11.960	$14.002	4,814
	2011	$14.002	$12.834	4,716
	2012	$12.834	$14.248	3,653
	2013	$14.248	$19.502	3,128
	2014	$19.502	$20.654	2,870
	2015	$20.654	$21.183	2,648

Invesco V.I. American Value Fund - Series I
	2006	$12.391	$14.644	9,705
	2007	$14.644	$15.461	2,423
	2008	$15.461	$8.887	2,335
	2009	$8.887	$12.113	109
	2010	$12.113	$14.498	103
	2011	$14.498	$14.327	0
	2012	$14.327	$16.454	0
	2013	$16.454	$21.631	0
	2014	$21.631	$23.244	0
	2015	$23.244	$20.681	0

Invesco V.I. American Value Fund - Series II
	2006	$12.366	$14.606	785
	2007	$14.606	$15.406	1,631
	2008	$15.406	$8.836	1,593
	2009	$8.836	$12.039	1,474
	2010	$12.039	$14.402	1,380
	2011	$14.402	$14.218	795
	2012	$14.218	$16.297	726
	2013	$16.297	$21.372	676
	2014	$21.372	$22.908	638
	2015	$22.908	$20.330	539

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.524	$13.094	2,727
	2007	$13.094	$12.521	2,770
	2008	$12.521	$7.870	2,807
	2009	$7.870	$9.894	2,819
	2010	$9.894	$11.208	2,414
	2011	$11.208	$10.743	2,425
	2012	$10.743	$12.509	1,085
	2013	$12.509	$16.614	1,017
	2014	$16.614	$17.747	1,006
	2015	$17.747	$16.300	1,015

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.492	$12.667	0
	2007	$12.667	$12.818	0
	2008	$12.818	$9.703	0
	2009	$9.703	$11.637	0
	2010	$11.637	$12.765	0
	2011	$12.765	$12.336	0
	2012	$12.336	$13.574	0
	2013	$13.574	$16.598	0
	2014	$16.598	$17.676	0
	2015	$17.676	$16.859	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.990	$18.157	4,674
	2007	$18.157	$18.224	3,947
	2008	$18.224	$12.096	3,324
	2009	$12.096	$14.698	3,229
	2010	$14.698	$16.146	2,490
	2011	$16.146	$15.451	2,269
	2012	$15.451	$17.298	2,102
	2013	$17.298	$22.656	1,884
	2014	$22.656	$24.393	1,800
	2015	$24.393	$23.092	1,329

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.068	$12.398	1,514
	2007	$12.398	$14.274	1,457
	2008	$14.274	$7.430	1,445
	2009	$7.430	$11.375	1,430
	2010	$11.375	$14.175	1,297
	2011	$14.175	$12.581	1,285
	2012	$12.581	$13.749	880
	2013	$13.749	$18.389	871
	2014	$18.389	$19.390	864
	2015	$19.390	$19.182	848

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.266	$10.990	6,229
	2007	$10.990	$11.425	5,609
	2008	$11.425	$9.224	4,539
	2009	$9.224	$12.131	4,360
	2010	$12.131	$13.340	3,986
	2011	$13.340	$13.634	1,691
	2012	$13.634	$15.021	150
	2013	$15.021	$15.910	157
	2014	$15.910	$16.254	161
	2015	$16.254	$15.671	162

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.413	$12.811	3,185
	2007	$12.811	$13.385	6,081
	2008	$13.385	$9.348	6,076
	2009	$9.348	$11.529	3,226
	2010	$11.529	$13.437	3,122
	2011	$13.437	$12.566	1,619
	2012	$12.566	$13.604	1,610
	2013	$13.604	$18.083	1,603
	2014	$18.083	$18.970	564
	2015	$18.970	$17.933	419

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.001	$12.633	0
	2007	$12.633	$12.793	0
	2008	$12.793	$7.963	0
	2009	$7.963	$9.270	0
	2010	$9.270	$10.657	0
	2011	$10.657	$9.800	0
	2012	$9.800	$10.754	0
	2013	$10.754	$14.310	0
	2014	$14.310	$15.083	0
	2015	$15.083	$14.345	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.402	$12.046	2,106
	2007	$12.046	$14.302	3,743
	2008	$14.302	$8.648	3,705
	2009	$8.648	$12.324	3,443
	2010	$12.324	$14.832	3,215
	2011	$14.832	$13.064	2,759
	2012	$13.064	$14.594	1,289
	2013	$14.594	$19.587	1,153
	2014	$19.587	$20.341	1,687
	2015	$20.341	$20.458	1,621

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.776	$12.941	7,887
	2007	$12.941	$12.743	9,227
	2008	$12.743	$7.566	6,152
	2009	$7.566	$9.379	6,145
	2010	$9.379	$11.519	5,427
	2011	$11.519	$10.826	3,049
	2012	$10.826	$12.141	1,392
	2013	$12.141	$15.492	1,356
	2014	$15.492	$16.916	1,340
	2015	$16.916	$15.936	1,323

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.136	$13.850	19,791
	2007	$13.850	$15.439	18,471
	2008	$15.439	$8.213	18,670
	2009	$8.213	$11.592	14,995
	2010	$11.592	$12.388	13,682
	2011	$12.388	$11.963	12,952
	2012	$11.963	$13.329	10,925
	2013	$13.329	$16.892	10,040
	2014	$16.892	$19.041	6,620
	2015	$19.041	$19.252	5,583

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.253	$15.471	5,546
	2007	$15.471	$15.674	5,464
	2008	$15.674	$8.653	5,800
	2009	$8.653	$10.302	4,030
	2010	$10.302	$11.365	4,037
	2011	$11.365	$11.171	237
	2012	$11.171	$12.261	238
	2013	$12.261	$13.545	0
	2014	$13.545	$14.325	0
	2015	$14.325	$14.106	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.118	$10.395	3,478
	2007	$10.395	$10.593	8,951
	2008	$10.593	$6.319	8,311
	2009	$6.319	$6.747	10,011
	2010	$6.747	$7.351	10,189
	2011	$7.351	$7.768	5,412
	2012	$7.768	$8.379	5,049
	2013	$8.379	$8.173	6,176
	2014	$8.173	$8.556	5,976
	2015	$8.556	$8.437	6,493

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.847	$15.936	2,899
	2007	$15.936	$16.543	4,043
	2008	$16.543	$8.226	3,899
	2009	$8.226	$10.652	1,782
	2010	$10.652	$13.262	1,732
	2011	$13.262	$13.094	1,598
	2012	$13.094	$14.892	1,167
	2013	$14.892	$19.776	1,143
	2014	$19.776	$20.432	981
	2015	$20.432	$21.275	859

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.457	$21.210	4,584
	2007	$21.210	$22.027	4,342
	2008	$22.027	$12.868	4,039
	2009	$12.868	$17.558	2,243
	2010	$17.558	$19.891	1,986
	2011	$19.891	$17.815	1,740
	2012	$17.815	$21.096	1,523
	2013	$21.096	$26.230	1,422
	2014	$26.230	$26.210	1,149
	2015	$26.210	$26.605	991

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.897	$13.542	4,479
	2007	$13.542	$14.523	4,452
	2008	$14.523	$12.160	3,071
	2009	$12.160	$14.098	2,986
	2010	$14.098	$15.842	2,775
	2011	$15.842	$15.613	1,809
	2012	$15.613	$17.296	3,056
	2013	$17.296	$16.872	3,236
	2014	$16.872	$16.931	2,987
	2015	$16.931	$16.164	2,827

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.743	$14.699	4,681
	2007	$14.699	$14.322	3,890
	2008	$14.322	$3.004	5,145
	2009	$3.004	$3.705	5,638
	2010	$3.705	$4.151	5,452
	2011	$4.151	$3.961	5,491
	2012	$3.961	$4.383	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.943	$15.668	10,962
	2007	$15.668	$15.975	11,153
	2008	$15.975	$9.599	10,389
	2009	$9.599	$12.030	8,296
	2010	$12.030	$13.643	6,677
	2011	$13.643	$13.316	4,125
	2012	$13.316	$15.203	3,655
	2013	$15.203	$19.565	2,658
	2014	$19.565	$21.148	2,163
	2015	$21.148	$21.349	2,105

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.335	$20.585	7,100
	2007	$20.585	$19.872	5,356
	2008	$19.872	$12.062	5,173
	2009	$12.062	$16.165	4,177
	2010	$16.165	$19.477	3,239
	2011	$19.477	$18.616	2,165
	2012	$18.616	$21.447	1,978
	2013	$21.447	$29.529	1,602
	2014	$29.529	$32.282	1,544
	2015	$32.282	$29.681	1,651

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.335	6,035
	2010	$12.335	$13.600	5,440
	2011	$13.600	$13.572	3,412
	2012	$13.572	$15.853	3,018
	2013	$15.853	$20.553	2,719
	2014	$20.553	$22.672	1,807
	2015	$22.672	$21.522	1,713

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.003	$14.250	2,210
	2007	$14.250	$14.083	2,254
	2008	$14.083	$8.173	2,255
	2009	$8.173	$10.053	2,307
	2010	$10.053	$10.909	2,351
	2011	$10.909	$10.977	2,305
	2012	$10.977	$12.095	1,174
	2013	$12.095	$13.985	1,173
	2014	$13.985	$15.155	1,173
	2015	$15.155	$14.670	1,173

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.876	$15.334	0
	2007	$15.334	$15.453	0
	2008	$15.453	$10.088	0
	2009	$10.088	$13.355	0
	2010	$13.355	$14.996	0
	2011	$14.996	$14.622	0
	2012	$14.622	$16.349	0
	2013	$16.349	$19.127	0
	2014	$19.127	$20.492	0
	2015	$20.492	$20.099	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.106	$13.191	2,007
	2007	$13.191	$12.837	1,107
	2008	$12.837	$10.422	981
	2009	$10.422	$12.858	970
	2010	$12.858	$12.900	961
	2011	$12.900	$12.482	952
	2012	$12.482	$14.942	717
	2013	$14.942	$20.726	632
	2014	$20.726	$25.902	627
	2015	$25.902	$27.336	621

Putnam VT Global Utilities Fund - Class IB
	2006	$17.748	$22.076	747
	2007	$22.076	$25.922	665
	2008	$25.922	$17.641	257
	2009	$17.641	$18.543	329
	2010	$18.543	$18.489	367
	2011	$18.489	$17.124	377
	2012	$17.124	$17.611	410
	2013	$17.611	$19.625	414
	2014	$19.625	$22.016	414
	2015	$22.016	$19.419	414

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.099	$17.137	4,255
	2007	$17.137	$15.764	4,102
	2008	$15.764	$9.461	3,789
	2009	$9.461	$12.025	3,952
	2010	$12.025	$13.467	3,566
	2011	$13.467	$12.574	3,559
	2012	$12.574	$14.666	3,028
	2013	$14.666	$19.483	1,567
	2014	$19.483	$21.124	1,565
	2015	$21.124	$19.125	1,563

Putnam VT High Yield Fund - Class IB
	2006	$14.543	$15.739	9,283
	2007	$15.739	$15.838	5,504
	2008	$15.838	$11.465	4,226
	2009	$11.465	$16.859	3,796
	2010	$16.859	$18.824	3,570
	2011	$18.824	$18.755	2,871
	2012	$18.755	$21.302	2,432
	2013	$21.302	$22.495	2,435
	2014	$22.495	$22.368	1,893
	2015	$22.368	$20.728	1,689

Putnam VT Income Fund - Class IB
	2006	$10.674	$10.924	7,642
	2007	$10.924	$11.253	8,168
	2008	$11.253	$8.382	6,107
	2009	$8.382	$12.036	5,449
	2010	$12.036	$12.948	4,837
	2011	$12.948	$13.312	2,791
	2012	$13.312	$14.433	2,378
	2013	$14.433	$14.396	2,714
	2014	$14.396	$15.005	2,164
	2015	$15.005	$14.477	1,965

Putnam VT International Equity Fund - Class IB
	2006	$16.683	$20.863	6,101
	2007	$20.863	$22.134	4,819
	2008	$22.134	$12.146	4,727
	2009	$12.146	$14.821	4,145
	2010	$14.821	$15.967	4,045
	2011	$15.967	$12.986	2,247
	2012	$12.986	$15.500	2,146
	2013	$15.500	$19.437	1,520
	2014	$19.437	$17.741	2,088
	2015	$17.741	$17.394	1,946

Putnam VT Investors Fund - Class IB
	2006	$15.226	$16.986	7,833
	2007	$16.986	$15.770	0
	2008	$15.770	$9.333	0
	2009	$9.333	$11.955	0
	2010	$11.955	$13.335	0
	2011	$13.335	$13.062	0
	2012	$13.062	$14.941	0
	2013	$14.941	$19.767	0
	2014	$19.767	$22.047	0
	2015	$22.047	$21.116	134

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.724	$9.939	8,656
	2007	$9.939	$10.196	41,275
	2008	$10.196	$10.239	33,432
	2009	$10.239	$10.046	34,191
	2010	$10.046	$9.840	27,460
	2011	$9.840	$9.636	18,236
	2012	$9.636	$9.435	9,598
	2013	$9.435	$9.239	6,915
	2014	$9.239	$9.047	5,503
	2015	$9.047	$8.858	4,770

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.660	$16.646	2,277
	2007	$16.646	$17.231	2,278
	2008	$17.231	$10.334	2,162
	2009	$10.334	$13.369	152
	2010	$13.369	$15.650	814
	2011	$15.650	$14.545	792
	2012	$14.545	$16.627	787
	2013	$16.627	$22.212	252
	2014	$22.212	$24.682	114
	2015	$24.682	$24.096	112

Putnam VT New Value Fund - Class IB
	2006	$17.034	$19.350	7,460
	2007	$19.350	$18.017	8,597
	2008	$18.017	$9.745	8,878
	2009	$9.745	$9.169	0

Putnam VT Research Fund - Class IB
	2006	$14.144	$15.416	0
	2007	$15.416	$15.177	0
	2008	$15.177	$9.131	0
	2009	$9.131	$11.908	0
	2010	$11.908	$13.568	0
	2011	$13.568	$13.053	0
	2012	$13.053	$15.070	0
	2013	$15.070	$19.677	0
	2014	$19.677	$22.129	0
	2015	$22.129	$21.332	0

Putnam VT Vista Fund - Class IB
	2006	$17.250	$17.811	1,316
	2007	$17.811	$18.101	1,067
	2008	$18.101	$9.651	945
	2009	$9.651	$13.110	968
	2010	$13.110	$14.927	0

Putnam VT Voyager Fund - Class IB
	2006	$13.161	$13.587	5,530
	2007	$13.587	$14.036	4,175
	2008	$14.036	$8.653	3,458
	2009	$8.653	$13.886	3,195
	2010	$13.886	$16.424	2,553
	2011	$16.424	$13.211	2,595
	2012	$13.211	$14.774	2,176
	2013	$14.774	$20.791	1,047
	2014	$20.791	$22.335	1,037
	2015	$22.335	$20.531	1,019

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.376	$17.767	1,585
	2007	$17.767	$18.506	897
	2008	$18.506	$15.405	658
	2009	$15.405	$19.625	632
	2010	$19.625	$21.087	636
	2011	$21.087	$22.068	628
	2012	$22.068	$25.469	619
	2013	$25.469	$22.753	579
	2014	$22.753	$22.921	586
	2015	$22.921	$22.178	466

UIF Global Franchise Portfolio, Class II
	2006	$12.106	$14.403	2,397
	2007	$14.403	$15.480	2,334
	2008	$15.480	$10.770	2,356
	2009	$10.770	$13.662	2,271
	2010	$13.662	$15.256	2,205
	2011	$15.256	$16.289	1,283
	2012	$16.289	$18.435	0
	2013	$18.435	$21.598	0
	2014	$21.598	$22.101	0
	2015	$22.101	$22.981	0

UIF Growth Portfolio, Class I
	2006	$12.153	$12.388	16,905
	2007	$12.388	$14.785	14,000
	2008	$14.785	$7.355	15,311
	2009	$7.355	$11.923	11,326
	2010	$11.923	$14.343	9,147
	2011	$14.343	$13.650	8,018
	2012	$13.650	$15.286	7,279
	2013	$15.286	$22.162	5,803
	2014	$22.162	$23.079	4,294
	2015	$23.079	$25.362	3,323

UIF Growth Portfolio, Class II
	2006	$12.100	$12.300	0
	2007	$12.300	$14.650	0
	2008	$14.650	$7.265	1,279
	2009	$7.265	$11.747	0
	2010	$11.747	$14.103	0
	2011	$14.103	$13.389	0
	2012	$13.389	$14.950	0
	2013	$14.950	$21.624	0
	2014	$21.624	$22.461	0
	2015	$22.461	$24.624	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.799	1,573
	2007	$9.799	$11.763	5,633
	2008	$11.763	$6.125	5,723
	2009	$6.125	$9.437	3,454
	2010	$9.437	$12.222	2,976
	2011	$12.222	$11.108	1,772
	2012	$11.108	$11.799	1,793
	2013	$11.799	$15.883	1,601
	2014	$15.883	$15.837	1,603
	2015	$15.837	$14.577	1,697

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.439	$19.097	940
	2007	$19.097	$19.249	2,073
	2008	$19.249	$11.225	1,829
	2009	$11.225	$16.118	240
	2010	$16.118	$19.972	228
	2011	$19.972	$17.851	239
	2012	$17.851	$20.048	238
	2013	$20.048	$33.631	204
	2014	$33.631	$28.363	113
	2015	$28.363	$25.050	113

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.044	$29.715	3,875
	2007	$29.715	$24.066	4,440
	2008	$24.066	$14.595	2,224
	2009	$14.595	$18.361	2,311
	2010	$18.361	$23.286	2,083
	2011	$23.286	$24.092	1,019
	2012	$24.092	$27.272	321
	2013	$27.272	$27.169	281
	2014	$27.169	$34.430	88
	2015	$34.430	$34.359	109

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.874	$10.071	2,208
	2007	$10.071	$10.299	986
	2008	$10.299	$10.264	769
	2009	$10.264	$10.058	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.231	0
	2007	$10.231	$11.743	0
	2008	$11.743	$6.586	0
	2009	$6.586	$8.731	0
	2010	$8.731	$9.990	0
	2011	$9.990	$9.505	0
	2012	$9.505	$10.802	0
	2013	$10.802	$13.843	0
	2014	$13.843	$15.126	0
	2015	$15.126	$14.863	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.422	0
	2007	$10.422	$11.057	0
	2008	$11.057	$8.097	0
	2009	$8.097	$9.822	0
	2010	$9.822	$10.818	0
	2011	$10.818	$10.541	0
	2012	$10.541	$11.510	0
	2013	$11.510	$12.750	0
	2014	$12.750	$13.003	0
	2015	$13.003	$12.657	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.452	0
	2007	$10.452	$11.246	0
	2008	$11.246	$7.396	0
	2009	$7.396	$9.303	0
	2010	$9.303	$10.409	0
	2011	$10.409	$10.060	0
	2012	$10.060	$11.131	0
	2013	$11.131	$12.596	0
	2014	$12.596	$12.893	0
	2015	$12.893	$12.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.461	0
	2007	$10.461	$11.370	0
	2008	$11.370	$6.879	0
	2009	$6.879	$8.831	0
	2010	$8.831	$10.015	0
	2011	$10.015	$9.524	0
	2012	$9.524	$10.735	0
	2013	$10.735	$12.754	0
	2014	$12.754	$13.073	0
	2015	$13.073	$12.726	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.313	0
	2007	$10.313	$10.688	0
	2008	$10.688	$9.340	0
	2009	$9.340	$10.478	0
	2010	$10.478	$10.998	0
	2011	$10.998	$10.913	0
	2012	$10.913	$11.347	0
	2013	$11.347	$11.682	0
	2014	$11.682	$11.837	0
	2015	$11.837	$11.518	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.636	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.710	0
	2007	$9.710	$11.620	0
	2008	$11.620	$6.280	0
	2009	$6.280	$8.876	0
	2010	$8.876	$10.403	0
	2011	$10.403	$10.227	0
	2012	$10.227	$11.826	0
	2013	$11.826	$15.579	0
	2014	$15.579	$17.126	0
	2015	$17.126	$18.142	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.783	0
	2007	$10.783	$11.098	0
	2008	$11.098	$6.825	0
	2009	$6.825	$8.435	0
	2010	$8.435	$9.470	0
	2011	$9.470	$9.434	0
	2012	$9.434	$10.674	0
	2013	$10.674	$13.779	0
	2014	$13.779	$15.276	0
	2015	$15.276	$15.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.841	0
	2007	$9.841	$11.107	0
	2008	$11.107	$6.564	0
	2009	$6.564	$8.977	0
	2010	$8.977	$11.295	0
	2011	$11.295	$9.854	0
	2012	$9.854	$11.047	0
	2013	$11.047	$14.688	0
	2014	$14.688	$15.241	0
	2015	$15.241	$14.672	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.623	$16.709	0
	2007	$16.709	$15.743	0
	2008	$15.743	$9.991	5,474
	2009	$9.991	$12.374	5,468
	2010	$12.374	$14.129	5,463
	2011	$14.129	$14.160	0
	2012	$14.160	$15.551	0
	2013	$15.551	$19.724	0
	2014	$19.724	$21.065	0
	2015	$21.065	$20.427	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.135	$12.885	0
	2007	$12.885	$13.082	0
	2008	$13.082	$9.005	0
	2009	$9.005	$11.949	0
	2010	$11.949	$13.176	0
	2011	$13.176	$13.202	0
	2012	$13.202	$14.553	0
	2013	$14.553	$16.227	0
	2014	$16.227	$16.613	0
	2015	$16.613	$15.111	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.395	$11.282	0
	2007	$11.282	$11.727	540
	2008	$11.727	$7.513	620
	2009	$7.513	$9.539	591
	2010	$9.539	$10.417	589
	2011	$10.417	$10.041	0
	2012	$10.041	$11.041	0
	2013	$11.041	$13.898	0
	2014	$13.898	$15.296	0
	2015	$15.296	$15.810	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.977	0
	2007	$10.977	$12.014	0
	2008	$12.014	$8.411	0
	2009	$8.411	$10.150	0
	2010	$10.150	$11.121	0
	2011	$11.121	$10.562	0
	2012	$10.562	$11.716	0
	2013	$11.716	$14.631	0
	2014	$14.631	$15.135	0
	2015	$15.135	$14.271	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.065	$17.453	0
	2007	$17.453	$17.672	4,130
	2008	$17.672	$10.876	2,427
	2009	$10.876	$13.415	2,455
	2010	$13.415	$14.598	2,176
	2011	$14.598	$14.137	1,916
	2012	$14.137	$15.805	1,288
	2013	$15.805	$19.838	553
	2014	$19.838	$20.796	549
	2015	$20.796	$19.346	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.691	$21.399	0
	2007	$21.399	$20.440	249
	2008	$20.440	$13.398	646
	2009	$13.398	$16.934	664
	2010	$16.934	$21.249	633
	2011	$21.249	$20.013	516
	2012	$20.013	$23.185	326
	2013	$23.185	$30.911	324
	2014	$30.911	$30.422	322
	2015	$30.422	$27.572	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.315	$18.419	0
	2007	$18.419	$20.049	0
	2008	$20.049	$11.282	0
	2009	$11.282	$15.851	0
	2010	$15.851	$19.797	0
	2011	$19.797	$18.438	0
	2012	$18.438	$20.001	0
	2013	$20.001	$27.041	0
	2014	$27.041	$28.439	0
	2015	$28.439	$27.091	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.237	$10.421	0
	2007	$10.421	$10.870	0
	2008	$10.870	$11.445	0
	2009	$11.445	$11.547	0
	2010	$11.547	$11.897	0
	2011	$11.897	$12.304	0
	2012	$12.304	$12.267	0
	2013	$12.267	$11.736	0
	2014	$11.736	$11.874	0
	2015	$11.874	$11.675	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.573	$32.057	728
	2007	$32.057	$40.397	0
	2008	$40.397	$18.696	0
	2009	$18.696	$31.577	0
	2010	$31.577	$36.337	0
	2011	$36.337	$29.922	0
	2012	$29.922	$33.134	0
	2013	$33.134	$32.125	0
	2014	$32.125	$28.800	0
	2015	$28.800	$22.658	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.934	$20.126	0
	2007	$20.126	$22.738	1,796
	2008	$22.738	$13.266	1,793
	2009	$13.266	$17.791	1,791
	2010	$17.791	$18.874	1,699
	2011	$18.874	$16.506	0
	2012	$16.506	$19.098	0
	2013	$19.098	$22.982	0
	2014	$22.982	$19.987	0
	2015	$19.987	$18.289	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.668	$15.084	0
	2007	$15.084	$16.384	0
	2008	$16.384	$17.028	0
	2009	$17.028	$19.777	0
	2010	$19.777	$22.151	0
	2011	$22.151	$21.489	0
	2012	$21.489	$24.196	0
	2013	$24.196	$24.064	0
	2014	$24.064	$23.981	0
	2015	$23.981	$22.457	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.865	$12.921	0
	2007	$12.921	$14.747	704
	2008	$14.747	$7.343	2,185
	2009	$7.343	$11.903	2,092
	2010	$11.903	$13.928	2,041
	2011	$13.928	$12.759	1,672
	2012	$12.759	$14.158	1,082
	2013	$14.158	$19.369	1,075
	2014	$19.369	$20.503	1,069
	2015	$20.503	$21.017	0

Invesco V.I. American Value Fund - Series I
	2006	$12.381	$14.624	500
	2007	$14.624	$15.432	405
	2008	$15.432	$8.866	0
	2009	$8.866	$12.078	0
	2010	$12.078	$14.449	0
	2011	$14.449	$14.271	0
	2012	$14.271	$16.382	0
	2013	$16.382	$21.525	0
	2014	$21.525	$23.118	0
	2015	$23.118	$20.558	0

Invesco V.I. American Value Fund - Series II
	2006	$12.356	$14.586	0
	2007	$14.586	$15.377	0
	2008	$15.377	$8.815	0
	2009	$8.815	$12.004	0
	2010	$12.004	$14.353	0
	2011	$14.353	$14.163	0
	2012	$14.163	$16.225	0
	2013	$16.225	$21.266	0
	2014	$21.266	$22.784	0
	2015	$22.784	$20.209	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.514	$13.077	0
	2007	$13.077	$12.497	253
	2008	$12.497	$7.851	297
	2009	$7.851	$9.866	286
	2010	$9.866	$11.170	275
	2011	$11.170	$10.701	0
	2012	$10.701	$12.453	0
	2013	$12.453	$16.532	0
	2014	$16.532	$17.650	0
	2015	$17.650	$16.203	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.482	$12.650	0
	2007	$12.650	$12.794	0
	2008	$12.794	$9.680	0
	2009	$9.680	$11.603	0
	2010	$11.603	$12.721	0
	2011	$12.721	$12.288	0
	2012	$12.288	$13.514	0
	2013	$13.514	$16.516	0
	2014	$16.516	$17.579	0
	2015	$17.579	$16.759	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.946	$18.098	0
	2007	$18.098	$18.156	1,944
	2008	$18.156	$12.044	370
	2009	$12.044	$14.628	367
	2010	$14.628	$16.060	191
	2011	$16.060	$15.362	0
	2012	$15.362	$17.189	0
	2013	$17.189	$22.502	0
	2014	$22.502	$24.215	0
	2015	$24.215	$22.911	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.058	$12.381	0
	2007	$12.381	$14.247	0
	2008	$14.247	$7.412	0
	2009	$7.412	$11.342	0
	2010	$11.342	$14.127	0
	2011	$14.127	$12.531	0
	2012	$12.531	$13.688	0
	2013	$13.688	$18.299	0
	2014	$18.299	$19.284	0
	2015	$19.284	$19.068	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.260	$10.977	0
	2007	$10.977	$11.406	11,751
	2008	$11.406	$9.204	4,992
	2009	$9.204	$12.098	4,972
	2010	$12.098	$13.297	4,963
	2011	$13.297	$13.584	0
	2012	$13.584	$14.958	0
	2013	$14.958	$15.835	0
	2014	$15.835	$16.169	0
	2015	$16.169	$15.581	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.405	$12.796	0
	2007	$12.796	$13.363	0
	2008	$13.363	$9.327	0
	2009	$9.327	$11.499	0
	2010	$11.499	$13.394	0
	2011	$13.394	$12.519	0
	2012	$12.519	$13.547	0
	2013	$13.547	$17.998	0
	2014	$17.998	$18.870	0
	2015	$18.870	$17.831	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.994	$12.619	0
	2007	$12.619	$12.771	0
	2008	$12.771	$7.946	0
	2009	$7.946	$9.245	0
	2010	$9.245	$10.623	0
	2011	$10.623	$9.764	0
	2012	$9.764	$10.709	0
	2013	$10.709	$14.242	0
	2014	$14.242	$15.004	0
	2015	$15.004	$14.263	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.395	$12.032	0
	2007	$12.032	$14.279	0
	2008	$14.279	$8.629	0
	2009	$8.629	$12.291	0
	2010	$12.291	$14.785	0
	2011	$14.785	$13.015	0
	2012	$13.015	$14.532	0
	2013	$14.532	$19.494	0
	2014	$19.494	$20.235	0
	2015	$20.235	$20.341	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.769	$12.926	0
	2007	$12.926	$12.722	0
	2008	$12.722	$7.550	0
	2009	$7.550	$9.354	0
	2010	$9.354	$11.482	0
	2011	$11.482	$10.786	0
	2012	$10.786	$12.090	0
	2013	$12.090	$15.419	0
	2014	$15.419	$16.828	0
	2015	$16.828	$15.844	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.118	$13.824	0
	2007	$13.824	$15.402	206
	2008	$15.402	$8.190	284
	2009	$8.190	$11.553	244
	2010	$11.553	$12.339	248
	2011	$12.339	$11.910	0
	2012	$11.910	$13.264	0
	2013	$13.264	$16.800	0
	2014	$16.800	$18.927	0
	2015	$18.927	$19.128	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.214	$15.421	0
	2007	$15.421	$15.615	0
	2008	$15.615	$8.616	789
	2009	$8.616	$10.253	782
	2010	$10.253	$11.305	776
	2011	$11.305	$11.106	563
	2012	$11.106	$12.184	624
	2013	$12.184	$13.453	620
	2014	$13.453	$14.221	616
	2015	$14.221	$13.995	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.111	$10.383	0
	2007	$10.383	$10.575	0
	2008	$10.575	$6.305	0
	2009	$6.305	$6.729	0
	2010	$6.729	$7.327	0
	2011	$7.327	$7.740	0
	2012	$7.740	$8.344	0
	2013	$8.344	$8.135	0
	2014	$8.135	$8.512	0
	2015	$8.512	$8.388	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.803	$15.884	0
	2007	$15.884	$16.480	0
	2008	$16.480	$8.190	0
	2009	$8.190	$10.601	0
	2010	$10.601	$13.192	0
	2011	$13.192	$13.018	0
	2012	$13.018	$14.798	0
	2013	$14.798	$19.641	0
	2014	$19.641	$20.283	0
	2015	$20.283	$21.108	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.406	$21.141	0
	2007	$21.141	$21.945	0
	2008	$21.945	$12.813	0
	2009	$12.813	$17.474	0
	2010	$17.474	$19.785	0
	2011	$19.785	$17.712	0
	2012	$17.712	$20.963	0
	2013	$20.963	$26.052	0
	2014	$26.052	$26.018	0
	2015	$26.018	$26.397	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.862	$13.498	0
	2007	$13.498	$14.469	876
	2008	$14.469	$12.108	760
	2009	$12.108	$14.030	810
	2010	$14.030	$15.759	782
	2011	$15.759	$15.522	0
	2012	$15.522	$17.187	0
	2013	$17.187	$16.757	0
	2014	$16.757	$16.807	0
	2015	$16.807	$16.038	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.706	$14.651	0
	2007	$14.651	$14.268	0
	2008	$14.268	$2.992	0
	2009	$2.992	$3.687	0
	2010	$3.687	$4.130	0
	2011	$4.130	$3.938	0
	2012	$3.938	$4.356	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.905	$15.617	0
	2007	$15.617	$15.915	5,091
	2008	$15.915	$9.558	5,121
	2009	$9.558	$11.972	5,019
	2010	$11.972	$13.571	5,402
	2011	$13.571	$13.239	4,650
	2012	$13.239	$15.107	4,581
	2013	$15.107	$19.431	3,788
	2014	$19.431	$20.993	3,765
	2015	$20.993	$21.182	3,742

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.285	$20.518	0
	2007	$20.518	$19.797	1,160
	2008	$19.797	$12.010	1,152
	2009	$12.010	$16.088	1,140
	2010	$16.088	$19.374	1,245
	2011	$19.374	$18.508	1,236
	2012	$18.508	$21.312	1,227
	2013	$21.312	$29.328	1,218
	2014	$29.328	$32.046	1,210
	2015	$32.046	$29.449	1,203

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.276	1,024
	2010	$12.276	$13.528	985
	2011	$13.528	$13.493	717
	2012	$13.493	$15.753	681
	2013	$15.753	$20.413	0
	2014	$20.413	$22.506	0
	2015	$22.506	$21.354	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.967	$14.203	0
	2007	$14.203	$14.030	742
	2008	$14.030	$8.139	797
	2009	$8.139	$10.005	843
	2010	$10.005	$10.851	890
	2011	$10.851	$10.914	819
	2012	$10.914	$12.018	0
	2013	$12.018	$13.889	0
	2014	$13.889	$15.044	0
	2015	$15.044	$14.555	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.838	$15.284	0
	2007	$15.284	$15.395	0
	2008	$15.395	$10.045	0
	2009	$10.045	$13.291	0
	2010	$13.291	$14.917	0
	2011	$14.917	$14.537	0
	2012	$14.537	$16.246	0
	2013	$16.246	$18.997	0
	2014	$18.997	$20.342	0
	2015	$20.342	$19.941	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.070	$13.148	0
	2007	$13.148	$12.788	400
	2008	$12.788	$10.378	307
	2009	$10.378	$12.797	332
	2010	$12.797	$12.832	377
	2011	$12.832	$12.410	365
	2012	$12.410	$14.848	0
	2013	$14.848	$20.584	0
	2014	$20.584	$25.712	0
	2015	$25.712	$27.122	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.699	$22.004	0
	2007	$22.004	$25.825	0
	2008	$25.825	$17.566	0
	2009	$17.566	$18.455	0
	2010	$18.455	$18.391	0
	2011	$18.391	$17.025	0
	2012	$17.025	$17.500	0
	2013	$17.500	$19.491	0
	2014	$19.491	$21.855	0
	2015	$21.855	$19.267	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$15.058	$17.081	0
	2007	$17.081	$15.704	0
	2008	$15.704	$9.421	554
	2009	$9.421	$11.968	549
	2010	$11.968	$13.396	545
	2011	$13.396	$12.501	396
	2012	$12.501	$14.574	505
	2013	$14.574	$19.351	502
	2014	$19.351	$20.969	499
	2015	$20.969	$18.976	0

Putnam VT High Yield Fund - Class IB
	2006	$14.503	$15.687	0
	2007	$15.687	$15.779	0
	2008	$15.779	$11.416	0
	2009	$11.416	$16.778	0
	2010	$16.778	$18.725	0
	2011	$18.725	$18.646	0
	2012	$18.646	$21.168	0
	2013	$21.168	$22.342	0
	2014	$22.342	$22.205	0
	2015	$22.205	$20.566	0

Putnam VT Income Fund - Class IB
	2006	$10.645	$10.889	0
	2007	$10.889	$11.211	848
	2008	$11.211	$8.346	831
	2009	$8.346	$11.978	712
	2010	$11.978	$12.879	718
	2011	$12.879	$13.234	0
	2012	$13.234	$14.342	0
	2013	$14.342	$14.298	0
	2014	$14.298	$14.895	0
	2015	$14.895	$14.364	0

Putnam VT International Equity Fund - Class IB
	2006	$16.637	$20.795	0
	2007	$20.795	$22.050	1,836
	2008	$22.050	$12.094	1,824
	2009	$12.094	$14.750	1,804
	2010	$14.750	$15.882	2,082
	2011	$15.882	$12.911	2,067
	2012	$12.911	$15.403	2,052
	2013	$15.403	$19.304	2,037
	2014	$19.304	$17.611	2,025
	2015	$17.611	$17.258	2,012

Putnam VT Investors Fund - Class IB
	2006	$15.184	$16.930	0
	2007	$16.930	$15.710	0
	2008	$15.710	$9.294	0
	2009	$9.294	$11.898	0
	2010	$11.898	$13.264	0
	2011	$13.264	$12.987	0
	2012	$12.987	$14.847	0
	2013	$14.847	$19.633	0
	2014	$19.633	$21.886	0
	2015	$21.886	$20.951	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.697	$9.907	0
	2007	$9.907	$10.158	3,943
	2008	$10.158	$10.196	698
	2009	$10.196	$9.998	871
	2010	$9.998	$9.788	955
	2011	$9.788	$9.580	11
	2012	$9.580	$9.376	7
	2013	$9.376	$9.176	0
	2014	$9.176	$8.980	0
	2015	$8.980	$8.789	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.617	$16.592	0
	2007	$16.592	$17.166	0
	2008	$17.166	$10.290	516
	2009	$10.290	$13.306	511
	2010	$13.306	$15.568	507
	2011	$15.568	$14.461	368
	2012	$14.461	$16.522	413
	2013	$16.522	$22.061	410
	2014	$22.061	$24.501	408
	2015	$24.501	$23.907	0

Putnam VT New Value Fund - Class IB
	2006	$16.987	$19.287	1,128
	2007	$19.287	$17.949	1,079
	2008	$17.949	$9.703	1,068
	2009	$9.703	$9.130	0

Putnam VT Research Fund - Class IB
	2006	$14.105	$15.366	0
	2007	$15.366	$15.119	0
	2008	$15.119	$9.092	0
	2009	$9.092	$11.851	0
	2010	$11.851	$13.497	0
	2011	$13.497	$12.978	0
	2012	$12.978	$14.975	0
	2013	$14.975	$19.543	0
	2014	$19.543	$21.967	0
	2015	$21.967	$21.165	0

Putnam VT Vista Fund - Class IB
	2006	$17.203	$17.753	0
	2007	$17.753	$18.033	0
	2008	$18.033	$9.609	0
	2009	$9.609	$13.047	0
	2010	$13.047	$14.850	0

Putnam VT Voyager Fund - Class IB
	2006	$13.125	$13.543	0
	2007	$13.543	$13.983	743
	2008	$13.983	$8.616	1,356
	2009	$8.616	$13.820	1,245
	2010	$13.820	$16.337	1,202
	2011	$16.337	$13.134	1,102
	2012	$13.134	$14.681	494
	2013	$14.681	$20.649	491
	2014	$20.649	$22.172	488
	2015	$22.172	$20.371	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.331	$17.709	0
	2007	$17.709	$18.436	0
	2008	$18.436	$15.339	0
	2009	$15.339	$19.531	0
	2010	$19.531	$20.975	0
	2011	$20.975	$21.941	0
	2012	$21.941	$25.308	0
	2013	$25.308	$22.598	0
	2014	$22.598	$22.753	0
	2015	$22.753	$22.005	0

UIF Global Franchise Portfolio, Class II
	2006	$12.094	$14.381	0
	2007	$14.381	$15.448	0
	2008	$15.448	$10.742	0
	2009	$10.742	$13.620	0
	2010	$13.620	$15.201	0
	2011	$15.201	$16.223	0
	2012	$16.223	$18.350	0
	2013	$18.350	$21.488	0
	2014	$21.488	$21.977	0
	2015	$21.977	$22.840	0

UIF Growth Portfolio, Class I
	2006	$12.143	$12.372	4,343
	2007	$12.372	$14.757	1,266
	2008	$14.757	$7.338	359
	2009	$7.338	$11.888	354
	2010	$11.888	$14.294	0
	2011	$14.294	$13.597	0
	2012	$13.597	$15.218	0
	2013	$15.218	$22.052	0
	2014	$22.052	$22.953	0
	2015	$22.953	$25.211	0

UIF Growth Portfolio, Class II
	2006	$12.090	$12.283	0
	2007	$12.283	$14.623	0
	2008	$14.623	$7.248	0
	2009	$7.248	$11.713	0
	2010	$11.713	$14.055	0
	2011	$14.055	$13.336	0
	2012	$13.336	$14.884	0
	2013	$14.884	$21.517	0
	2014	$21.517	$22.339	0
	2015	$22.339	$24.478	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.796	0
	2007	$9.796	$11.753	0
	2008	$11.753	$6.116	0
	2009	$6.116	$9.419	0
	2010	$9.419	$12.193	0
	2011	$12.193	$11.076	0
	2012	$11.076	$11.759	0
	2013	$11.759	$15.820	0
	2014	$15.820	$15.767	0
	2015	$15.767	$14.505	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.415	$19.061	1,127
	2007	$19.061	$19.203	0
	2008	$19.203	$11.193	0
	2009	$11.193	$16.063	0
	2010	$16.063	$19.894	0
	2011	$19.894	$17.772	0
	2012	$17.772	$19.949	0
	2013	$19.949	$33.448	0
	2014	$33.448	$28.194	0
	2015	$28.194	$24.889	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.983	$29.619	0
	2007	$29.619	$23.975	0
	2008	$23.975	$14.532	360
	2009	$14.532	$18.273	357
	2010	$18.273	$23.163	354
	2011	$23.163	$23.952	257
	2012	$23.952	$27.100	284
	2013	$27.100	$26.984	282
	2014	$26.984	$34.178	281
	2015	$34.178	$34.090	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.864	$10.056	0
	2007	$10.056	$10.278	0
	2008	$10.278	$10.238	0
	2009	$10.238	$10.027	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.228	0
	2007	$10.228	$11.733	0
	2008	$11.733	$6.577	0
	2009	$6.577	$8.714	0
	2010	$8.714	$9.966	0
	2011	$9.966	$9.477	0
	2012	$9.477	$10.765	0
	2013	$10.765	$13.789	0
	2014	$13.789	$15.059	0
	2015	$15.059	$14.790	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	0
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	0
	2010	$9.803	$10.792	0
	2011	$10.792	$10.511	0
	2012	$10.511	$11.471	0
	2013	$11.471	$12.700	0
	2014	$12.700	$12.945	0
	2015	$12.945	$12.595	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	0
	2009	$7.385	$9.286	0
	2010	$9.286	$10.384	0
	2011	$10.384	$10.031	0
	2012	$10.031	$11.093	0
	2013	$11.093	$12.547	0
	2014	$12.547	$12.836	0
	2015	$12.836	$12.497	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	0
	2010	$10.459	$10.972	0
	2011	$10.972	$10.881	0
	2012	$10.881	$11.308	0
	2013	$11.308	$11.637	0
	2014	$11.637	$11.785	0
	2015	$11.785	$11.461	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.549	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	0
	2014	$15.518	$17.050	0
	2015	$17.050	$18.059	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	0
	2009	$6.815	$8.419	0
	2010	$8.419	$9.448	0
	2011	$9.448	$9.406	0
	2012	$9.406	$10.638	0
	2013	$10.638	$13.725	0
	2014	$13.725	$15.209	0
	2015	$15.209	$15.037	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.838	0
	2007	$9.838	$11.097	0
	2008	$11.097	$6.555	0
	2009	$6.555	$8.960	0
	2010	$8.960	$11.268	0
	2011	$11.268	$9.826	0
	2012	$9.826	$11.009	0
	2013	$11.009	$14.631	0
	2014	$14.631	$15.174	0
	2015	$15.174	$14.600	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.603	$16.677	0
	2007	$16.677	$15.705	0
	2008	$15.705	$9.962	0
	2009	$9.962	$12.332	0
	2010	$12.332	$14.074	0
	2011	$14.074	$14.097	0
	2012	$14.097	$15.474	0
	2013	$15.474	$19.617	0
	2014	$19.617	$20.940	0
	2015	$20.940	$20.295	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.126	$12.868	0
	2007	$12.868	$13.057	0
	2008	$13.057	$8.984	0
	2009	$8.984	$11.915	0
	2010	$11.915	$13.131	0
	2011	$13.131	$13.150	0
	2012	$13.150	$14.489	0
	2013	$14.489	$16.147	0
	2014	$16.147	$16.523	0
	2015	$16.523	$15.021	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.389	$11.269	0
	2007	$11.269	$11.708	0
	2008	$11.708	$7.497	0
	2009	$7.497	$9.513	0
	2010	$9.513	$10.383	0
	2011	$10.383	$10.003	0
	2012	$10.003	$10.994	0
	2013	$10.994	$13.833	0
	2014	$13.833	$15.216	0
	2015	$15.216	$15.720	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.974	0
	2007	$10.974	$12.004	0
	2008	$12.004	$8.400	0
	2009	$8.400	$10.131	0
	2010	$10.131	$11.095	0
	2011	$11.095	$10.531	0
	2012	$10.531	$11.676	0
	2013	$11.676	$14.574	0
	2014	$14.574	$15.068	0
	2015	$15.068	$14.200	0

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.044	$17.420	0
	2007	$17.420	$17.630	314
	2008	$17.630	$10.844	317
	2009	$10.844	$13.370	298
	2010	$13.370	$14.541	310
	2011	$14.541	$14.075	0
	2012	$14.075	$15.727	0
	2013	$15.727	$19.730	0
	2014	$19.730	$20.672	0
	2015	$20.672	$19.221	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.666	$21.359	0
	2007	$21.359	$20.391	271
	2008	$20.391	$13.359	276
	2009	$13.359	$16.876	235
	2010	$16.876	$21.165	225
	2011	$21.165	$19.924	0
	2012	$19.924	$23.070	0
	2013	$23.070	$30.743	0
	2014	$30.743	$30.241	0
	2015	$30.241	$27.394	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.292	$18.384	0
	2007	$18.384	$20.001	0
	2008	$20.001	$11.249	0
	2009	$11.249	$15.797	0
	2010	$15.797	$19.720	0
	2011	$19.720	$18.357	0
	2012	$18.357	$19.902	0
	2013	$19.902	$26.894	0
	2014	$26.894	$28.270	0
	2015	$28.270	$26.916	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.228	$10.406	0
	2007	$10.406	$10.850	0
	2008	$10.850	$11.418	0
	2009	$11.418	$11.513	0
	2010	$11.513	$11.856	0
	2011	$11.856	$12.256	0
	2012	$12.256	$12.213	0
	2013	$12.213	$11.678	0
	2014	$11.678	$11.809	0
	2015	$11.809	$11.605	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.538	$31.997	0
	2007	$31.997	$40.301	0
	2008	$40.301	$18.642	0
	2009	$18.642	$31.470	0
	2010	$31.470	$36.195	0
	2011	$36.195	$29.789	0
	2012	$29.789	$32.970	0
	2013	$32.970	$31.951	0
	2014	$31.951	$28.628	0
	2015	$28.628	$22.512	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.911	$20.089	0
	2007	$20.089	$22.683	0
	2008	$22.683	$13.228	0
	2009	$13.228	$17.730	0
	2010	$17.730	$18.800	0
	2011	$18.800	$16.434	0
	2012	$16.434	$19.003	0
	2013	$19.003	$22.857	0
	2014	$22.857	$19.868	0
	2015	$19.868	$18.171	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.649	$15.056	0
	2007	$15.056	$16.345	0
	2008	$16.345	$16.979	0
	2009	$16.979	$19.710	0
	2010	$19.710	$22.064	0
	2011	$22.064	$21.394	0
	2012	$21.394	$24.077	0
	2013	$24.077	$23.933	0
	2014	$23.933	$23.838	0
	2015	$23.838	$22.313	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.847	$12.896	0
	2007	$12.896	$14.712	0
	2008	$14.712	$7.322	0
	2009	$7.322	$11.862	0
	2010	$11.862	$13.873	0
	2011	$13.873	$12.703	0
	2012	$12.703	$14.088	0
	2013	$14.088	$19.264	0
	2014	$19.264	$20.381	0
	2015	$20.381	$20.882	0

Invesco V.I. American Value Fund - Series I
	2006	$12.370	$14.605	0
	2007	$14.605	$15.404	0
	2008	$15.404	$8.845	0
	2009	$8.845	$12.043	0
	2010	$12.043	$14.400	0
	2011	$14.400	$14.215	0
	2012	$14.215	$16.309	0
	2013	$16.309	$21.418	0
	2014	$21.418	$22.992	0
	2015	$22.992	$20.436	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.345	$14.566	0
	2007	$14.566	$15.348	0
	2008	$15.348	$8.794	0
	2009	$8.794	$11.969	0
	2010	$11.969	$14.304	0
	2011	$14.304	$14.107	0
	2012	$14.107	$16.154	0
	2013	$16.154	$21.162	0
	2014	$21.162	$22.660	0
	2015	$22.660	$20.089	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.505	$13.059	0
	2007	$13.059	$12.474	0
	2008	$12.474	$7.832	0
	2009	$7.832	$9.837	0
	2010	$9.837	$11.132	0
	2011	$11.132	$10.659	0
	2012	$10.659	$12.398	0
	2013	$12.398	$16.450	0
	2014	$16.450	$17.554	0
	2015	$17.554	$16.106	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.472	$12.633	0
	2007	$12.633	$12.770	0
	2008	$12.770	$9.657	0
	2009	$9.657	$11.570	0
	2010	$11.570	$12.678	0
	2011	$12.678	$12.240	0
	2012	$12.240	$13.454	0
	2013	$13.454	$16.435	0
	2014	$16.435	$17.484	0
	2015	$17.484	$16.659	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.924	$18.065	0
	2007	$18.065	$18.113	0
	2008	$18.113	$12.009	0
	2009	$12.009	$14.578	0
	2010	$14.578	$15.997	0
	2011	$15.997	$15.294	0
	2012	$15.294	$17.104	0
	2013	$17.104	$22.379	0
	2014	$22.379	$24.071	0
	2015	$24.071	$22.763	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.047	$12.364	0
	2007	$12.364	$14.220	0
	2008	$14.220	$7.394	0
	2009	$7.394	$11.310	0
	2010	$11.310	$14.079	0
	2011	$14.079	$12.482	0
	2012	$12.482	$13.628	0
	2013	$13.628	$18.208	0
	2014	$18.208	$19.180	0
	2015	$19.180	$18.955	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.253	$10.965	0
	2007	$10.965	$11.387	0
	2008	$11.387	$9.184	0
	2009	$9.184	$12.066	0
	2010	$12.066	$13.255	0
	2011	$13.255	$13.533	0
	2012	$13.533	$14.895	0
	2013	$14.895	$15.760	0
	2014	$15.760	$16.085	0
	2015	$16.085	$15.492	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.398	$12.782	0
	2007	$12.782	$13.341	0
	2008	$13.341	$9.307	0
	2009	$9.307	$11.468	0
	2010	$11.468	$13.351	0
	2011	$13.351	$12.473	0
	2012	$12.473	$13.490	0
	2013	$13.490	$17.913	0
	2014	$17.913	$18.772	0
	2015	$18.772	$17.729	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.988	$12.604	0
	2007	$12.604	$12.750	0
	2008	$12.750	$7.928	0
	2009	$7.928	$9.220	0
	2010	$9.220	$10.589	0
	2011	$10.589	$9.728	0
	2012	$9.728	$10.664	0
	2013	$10.664	$14.175	0
	2014	$14.175	$14.926	0
	2015	$14.926	$14.181	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.388	$12.018	0
	2007	$12.018	$14.255	0
	2008	$14.255	$8.610	0
	2009	$8.610	$12.258	0
	2010	$12.258	$14.738	0
	2011	$14.738	$12.967	0
	2012	$12.967	$14.471	0
	2013	$14.471	$19.402	0
	2014	$19.402	$20.129	0
	2015	$20.129	$20.225	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	0
	2007	$12.912	$12.701	0
	2008	$12.701	$7.533	0
	2009	$7.533	$9.329	0
	2010	$9.329	$11.446	0
	2011	$11.446	$10.746	0
	2012	$10.746	$12.039	0
	2013	$12.039	$15.346	0
	2014	$15.346	$16.740	0
	2015	$16.740	$15.753	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.100	$13.799	0
	2007	$13.799	$15.365	0
	2008	$15.365	$8.166	0
	2009	$8.166	$11.513	0
	2010	$11.513	$12.291	0
	2011	$12.291	$11.857	0
	2012	$11.857	$13.198	0
	2013	$13.198	$16.708	0
	2014	$16.708	$18.815	0
	2015	$18.815	$19.004	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.195	$15.392	0
	2007	$15.392	$15.578	0
	2008	$15.578	$8.591	0
	2009	$8.591	$10.218	0
	2010	$10.218	$11.261	0
	2011	$11.261	$11.057	0
	2012	$11.057	$12.124	0
	2013	$12.124	$13.380	0
	2014	$13.380	$14.136	0
	2015	$14.136	$13.905	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.105	$10.371	0
	2007	$10.371	$10.558	0
	2008	$10.558	$6.291	0
	2009	$6.291	$6.711	0
	2010	$6.711	$7.304	0
	2011	$7.304	$7.711	0
	2012	$7.711	$8.309	0
	2013	$8.309	$8.096	0
	2014	$8.096	$8.467	0
	2015	$8.467	$8.340	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.782	$15.854	0
	2007	$15.854	$16.441	0
	2008	$16.441	$8.167	0
	2009	$8.167	$10.565	0
	2010	$10.565	$13.141	0
	2011	$13.141	$12.961	0
	2012	$12.961	$14.725	0
	2013	$14.725	$19.534	0
	2014	$19.534	$20.162	0
	2015	$20.162	$20.972	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.381	$21.102	0
	2007	$21.102	$21.892	0
	2008	$21.892	$12.776	0
	2009	$12.776	$17.414	0
	2010	$17.414	$19.708	0
	2011	$19.708	$17.633	0
	2012	$17.633	$20.860	0
	2013	$20.860	$25.910	0
	2014	$25.910	$25.864	0
	2015	$25.864	$26.226	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.844	$13.472	0
	2007	$13.472	$14.434	1,541
	2008	$14.434	$12.073	1,118
	2009	$12.073	$13.983	1,125
	2010	$13.983	$15.697	1,113
	2011	$15.697	$15.454	0
	2012	$15.454	$17.102	0
	2013	$17.102	$16.666	0
	2014	$16.666	$16.707	0
	2015	$16.707	$15.934	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.687	$14.623	0
	2007	$14.623	$14.234	770
	2008	$14.234	$2.983	1,267
	2009	$2.983	$3.675	2,216
	2010	$3.675	$4.113	2,143
	2011	$4.113	$3.921	0
	2012	$3.921	$4.335	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.886	$15.588	0
	2007	$15.588	$15.877	0
	2008	$15.877	$9.531	0
	2009	$9.531	$11.932	0
	2010	$11.932	$13.517	0
	2011	$13.517	$13.180	0
	2012	$13.180	$15.032	0
	2013	$15.032	$19.326	0
	2014	$19.326	$20.869	0
	2015	$20.869	$21.046	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.260	$20.479	0
	2007	$20.479	$19.750	0
	2008	$19.750	$11.975	0
	2009	$11.975	$16.033	0
	2010	$16.033	$19.298	0
	2011	$19.298	$18.426	0
	2012	$18.426	$21.206	0
	2013	$21.206	$29.169	0
	2014	$29.169	$31.855	0
	2015	$31.855	$29.259	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.234	0
	2010	$12.234	$13.475	0
	2011	$13.475	$13.434	0
	2012	$13.434	$15.675	0
	2013	$15.675	$20.302	0
	2014	$20.302	$22.372	0
	2015	$22.372	$21.216	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.949	$14.177	0
	2007	$14.177	$13.997	3,156
	2008	$13.997	$8.115	3,194
	2009	$8.115	$9.971	3,172
	2010	$9.971	$10.809	3,325
	2011	$10.809	$10.866	0
	2012	$10.866	$11.959	0
	2013	$11.959	$13.814	0
	2014	$13.814	$14.954	0
	2015	$14.954	$14.461	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.819	$15.255	0
	2007	$15.255	$15.358	0
	2008	$15.358	$10.016	0
	2009	$10.016	$13.246	0
	2010	$13.246	$14.859	0
	2011	$14.859	$14.473	0
	2012	$14.473	$16.165	0
	2013	$16.165	$18.894	0
	2014	$18.894	$20.221	0
	2015	$20.221	$19.813	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.052	$13.124	0
	2007	$13.124	$12.758	0
	2008	$12.758	$10.348	0
	2009	$10.348	$12.753	0
	2010	$12.753	$12.782	0
	2011	$12.782	$12.355	0
	2012	$12.355	$14.775	0
	2013	$14.775	$20.472	0
	2014	$20.472	$25.560	0
	2015	$25.560	$26.946	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.675	$21.963	0
	2007	$21.963	$25.763	0
	2008	$25.763	$17.515	0
	2009	$17.515	$18.392	0
	2010	$18.392	$18.319	0
	2011	$18.319	$16.950	0
	2012	$16.950	$17.413	0
	2013	$17.413	$19.385	0
	2014	$19.385	$21.725	0
	2015	$21.725	$19.142	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.037	$17.049	0
	2007	$17.049	$15.667	0
	2008	$15.667	$9.394	0
	2009	$9.394	$11.927	0
	2010	$11.927	$13.343	0
	2011	$13.343	$12.446	0
	2012	$12.446	$14.502	0
	2013	$14.502	$19.245	0
	2014	$19.245	$20.844	0
	2015	$20.844	$18.853	0

Putnam VT High Yield Fund - Class IB
	2006	$14.483	$15.658	0
	2007	$15.658	$15.741	0
	2008	$15.741	$11.383	0
	2009	$11.383	$16.721	0
	2010	$16.721	$18.651	0
	2011	$18.651	$18.564	0
	2012	$18.564	$21.063	0
	2013	$21.063	$22.220	0
	2014	$22.220	$22.073	0
	2015	$22.073	$20.434	0

Putnam VT Income Fund - Class IB
	2006	$10.630	$10.868	0
	2007	$10.868	$11.184	0
	2008	$11.184	$8.322	0
	2009	$8.322	$11.938	0
	2010	$11.938	$12.829	0
	2011	$12.829	$13.176	0
	2012	$13.176	$14.271	0
	2013	$14.271	$14.220	0
	2014	$14.220	$14.807	0
	2015	$14.807	$14.271	0

Putnam VT International Equity Fund - Class IB
	2006	$16.614	$20.756	0
	2007	$20.756	$21.998	0
	2008	$21.998	$12.059	0
	2009	$12.059	$14.700	0
	2010	$14.700	$15.820	0
	2011	$15.820	$12.854	0
	2012	$12.854	$15.327	0
	2013	$15.327	$19.200	0
	2014	$19.200	$17.506	0
	2015	$17.506	$17.147	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.163	$16.899	0
	2007	$16.899	$15.673	716
	2008	$15.673	$9.267	757
	2009	$9.267	$11.858	673
	2010	$11.858	$13.212	698
	2011	$13.212	$12.929	0
	2012	$12.929	$14.774	0
	2013	$14.774	$19.526	0
	2014	$19.526	$21.756	0
	2015	$21.756	$20.816	0

Putnam VT Money Market Fund - Class IB
	2006	$9.684	$9.889	0
	2007	$9.889	$10.134	0
	2008	$10.134	$10.166	0
	2009	$10.166	$9.964	0
	2010	$9.964	$9.750	0
	2011	$9.750	$9.538	0
	2012	$9.538	$9.329	0
	2013	$9.329	$9.126	0
	2014	$9.126	$8.927	0
	2015	$8.927	$8.732	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.596	$16.561	0
	2007	$16.561	$17.125	0
	2008	$17.125	$10.260	0
	2009	$10.260	$13.260	0
	2010	$13.260	$15.507	0
	2011	$15.507	$14.397	0
	2012	$14.397	$16.441	0
	2013	$16.441	$21.941	0
	2014	$21.941	$24.355	0
	2015	$24.355	$23.753	0

Putnam VT New Value Fund - Class IB
	2006	$16.964	$19.251	0
	2007	$19.251	$17.907	0
	2008	$17.907	$9.675	0
	2009	$9.675	$9.103	0

Putnam VT Research Fund - Class IB
	2006	$14.086	$15.337	0
	2007	$15.337	$15.083	0
	2008	$15.083	$9.066	0
	2009	$9.066	$11.810	0
	2010	$11.810	$13.444	0
	2011	$13.444	$12.920	0
	2012	$12.920	$14.901	0
	2013	$14.901	$19.437	0
	2014	$19.437	$21.837	0
	2015	$21.837	$21.029	0

Putnam VT Vista Fund - Class IB
	2006	$17.179	$17.720	0
	2007	$17.720	$17.990	0
	2008	$17.990	$9.582	0
	2009	$9.582	$13.003	0
	2010	$13.003	$14.794	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.107	$13.518	0
	2007	$13.518	$13.950	0
	2008	$13.950	$8.591	0
	2009	$8.591	$13.772	0
	2010	$13.772	$16.273	0
	2011	$16.273	$13.076	0
	2012	$13.076	$14.609	0
	2013	$14.609	$20.537	0
	2014	$20.537	$22.040	0
	2015	$22.040	$20.239	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.309	$17.676	0
	2007	$17.676	$18.392	0
	2008	$18.392	$15.295	0
	2009	$15.295	$19.465	0
	2010	$19.465	$20.893	0
	2011	$20.893	$21.844	0
	2012	$21.844	$25.183	0
	2013	$25.183	$22.475	0
	2014	$22.475	$22.618	0
	2015	$22.618	$21.863	0

UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	0
	2007	$14.359	$15.417	0
	2008	$15.417	$10.715	0
	2009	$10.715	$13.579	0
	2010	$13.579	$15.147	0
	2011	$15.147	$16.157	0
	2012	$16.157	$18.266	0
	2013	$18.266	$21.379	0
	2014	$21.379	$21.854	0
	2015	$21.854	$22.701	0

UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	0
	2007	$12.355	$14.730	0
	2008	$14.730	$7.320	0
	2009	$7.320	$11.854	0
	2010	$11.854	$14.245	0
	2011	$14.245	$13.544	0
	2012	$13.544	$15.151	0
	2013	$15.151	$21.944	0
	2014	$21.944	$22.828	0
	2015	$22.828	$25.061	0

UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	0
	2007	$12.266	$14.595	0
	2008	$14.595	$7.231	0
	2009	$7.231	$11.679	0
	2010	$11.679	$14.007	0
	2011	$14.007	$13.284	0
	2012	$13.284	$14.819	0
	2013	$14.819	$21.411	0
	2014	$21.411	$22.218	0
	2015	$22.218	$24.332	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	0
	2007	$9.793	$11.743	0
	2008	$11.743	$6.108	0
	2009	$6.108	$9.402	0
	2010	$9.402	$12.164	0
	2011	$12.164	$11.044	0
	2012	$11.044	$11.719	0
	2013	$11.719	$15.758	0
	2014	$15.758	$15.697	0
	2015	$15.697	$14.434	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	0
	2007	$19.025	$19.158	0
	2008	$19.158	$11.161	0
	2009	$11.161	$16.008	0
	2010	$16.008	$19.816	0
	2011	$19.816	$17.694	0
	2012	$17.694	$19.851	0
	2013	$19.851	$33.266	0
	2014	$33.266	$28.027	0
	2015	$28.027	$24.728	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.953	$29.563	0
	2007	$29.563	$23.918	427
	2008	$23.918	$14.490	539
	2009	$14.490	$18.211	454
	2010	$18.211	$23.072	393
	2011	$23.072	$23.846	0
	2012	$23.846	$26.966	0
	2013	$26.966	$26.838	0
	2014	$26.838	$33.975	0
	2015	$33.975	$33.870	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.854	$10.040	0
	2007	$10.040	$10.257	0
	2008	$10.257	$10.212	0
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.221	0
	2007	$10.221	$11.713	2,185
	2008	$11.713	$6.559	0
	2009	$6.559	$8.682	0
	2010	$8.682	$9.919	0
	2011	$9.919	$9.422	0
	2012	$9.422	$10.692	0
	2013	$10.692	$13.681	0
	2014	$13.681	$14.926	0
	2015	$14.926	$14.644	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.029	0
	2008	$11.029	$8.064	0
	2009	$8.064	$9.766	0
	2010	$9.766	$10.740	0
	2011	$10.740	$10.450	0
	2012	$10.450	$11.393	0
	2013	$11.393	$12.601	0
	2014	$12.601	$12.831	0
	2015	$12.831	$12.471	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.441	0
	2007	$10.441	$11.218	0
	2008	$11.218	$7.365	0
	2009	$7.365	$9.251	0
	2010	$9.251	$10.335	0
	2011	$10.335	$9.973	0
	2012	$9.973	$11.018	0
	2013	$11.018	$12.449	0
	2014	$12.449	$12.723	0
	2015	$12.723	$12.374	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.450	0
	2007	$10.450	$11.341	0
	2008	$11.341	$6.851	0
	2009	$6.851	$8.781	0
	2010	$8.781	$9.944	0
	2011	$9.944	$9.441	0
	2012	$9.441	$10.625	0
	2013	$10.625	$12.605	0
	2014	$12.605	$12.900	0
	2015	$12.900	$12.538	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.303	0
	2007	$10.303	$10.661	0
	2008	$10.661	$9.302	0
	2009	$9.302	$10.419	0
	2010	$10.419	$10.919	0
	2011	$10.919	$10.818	0
	2012	$10.818	$11.231	0
	2013	$11.231	$11.546	0
	2014	$11.546	$11.680	0
	2015	$11.680	$11.348	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.376	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.700	0
	2007	$9.700	$11.591	0
	2008	$11.591	$6.254	0
	2009	$6.254	$8.826	0
	2010	$8.826	$10.329	0
	2011	$10.329	$10.138	0
	2012	$10.138	$11.706	0
	2013	$11.706	$15.397	0
	2014	$15.397	$16.900	0
	2015	$16.900	$17.893	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.772	0
	2007	$10.772	$11.069	0
	2008	$11.069	$6.797	0
	2009	$6.797	$8.388	0
	2010	$8.388	$9.403	0
	2011	$9.403	$9.352	0
	2012	$9.352	$10.565	0
	2013	$10.565	$13.618	0
	2014	$13.618	$15.074	0
	2015	$15.074	$14.888	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.831	0
	2007	$9.831	$11.078	0
	2008	$11.078	$6.537	0
	2009	$6.537	$8.926	0
	2010	$8.926	$11.214	0
	2011	$11.214	$9.769	0
	2012	$9.769	$10.934	0
	2013	$10.934	$14.516	0
	2014	$14.516	$15.040	0
	2015	$15.040	$14.456	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.551	$16.601	0
	2007	$16.601	$15.618	0
	2008	$15.618	$9.897	0
	2009	$9.897	$12.238	0
	2010	$12.238	$13.952	0
	2011	$13.952	$13.961	0
	2012	$13.961	$15.309	0
	2013	$15.309	$19.388	0
	2014	$19.388	$20.674	0
	2015	$20.674	$20.017	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.107	$12.833	0
	2007	$12.833	$13.008	0
	2008	$13.008	$8.941	0
	2009	$8.941	$11.846	0
	2010	$11.846	$13.042	0
	2011	$13.042	$13.047	0
	2012	$13.047	$14.361	0
	2013	$14.361	$15.988	0
	2014	$15.988	$16.343	0
	2015	$16.343	$14.843	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.375	$11.243	0
	2007	$11.243	$11.669	0
	2008	$11.669	$7.465	0
	2009	$7.465	$9.462	0
	2010	$9.462	$10.317	0
	2011	$10.317	$9.929	0
	2012	$9.929	$10.902	0
	2013	$10.902	$13.703	0
	2014	$13.703	$15.057	0
	2015	$15.057	$15.540	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.966	0
	2007	$10.966	$11.983	0
	2008	$11.983	$8.377	0
	2009	$8.377	$10.093	0
	2010	$10.093	$11.042	0
	2011	$11.042	$10.470	0
	2012	$10.470	$11.596	0
	2013	$11.596	$14.460	0
	2014	$14.460	$14.935	0
	2015	$14.935	$14.060	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.991	$17.341	0
	2007	$17.341	$17.531	0
	2008	$17.531	$10.773	0
	2009	$10.773	$13.268	0
	2010	$13.268	$14.415	0
	2011	$14.415	$13.939	0
	2012	$13.939	$15.559	0
	2013	$15.559	$19.500	0
	2014	$19.500	$20.410	0
	2015	$20.410	$18.958	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.600	$21.261	0
	2007	$21.261	$20.277	0
	2008	$20.277	$13.271	0
	2009	$13.271	$16.747	0
	2010	$16.747	$20.983	0
	2011	$20.983	$19.732	0
	2012	$19.732	$22.824	0
	2013	$22.824	$30.384	0
	2014	$30.384	$29.857	0
	2015	$29.857	$27.018	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.230	$18.300	0
	2007	$18.300	$19.889	0
	2008	$19.889	$11.175	0
	2009	$11.175	$15.677	0
	2010	$15.677	$19.549	0
	2011	$19.549	$18.180	0
	2012	$18.180	$19.690	0
	2013	$19.690	$26.580	0
	2014	$26.580	$27.912	0
	2015	$27.912	$26.548	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.211	$10.378	0
	2007	$10.378	$10.809	0
	2008	$10.809	$11.363	0
	2009	$11.363	$11.447	11,217
	2010	$11.447	$11.776	0
	2011	$11.776	$12.160	0
	2012	$12.160	$12.105	0
	2013	$12.105	$11.563	0
	2014	$11.563	$11.681	0
	2015	$11.681	$11.468	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.447	$31.851	0
	2007	$31.851	$40.076	0
	2008	$40.076	$18.518	0
	2009	$18.518	$31.230	0
	2010	$31.230	$35.882	0
	2011	$35.882	$29.502	0
	2012	$29.502	$32.619	0
	2013	$32.619	$31.578	0
	2014	$31.578	$28.265	0
	2015	$28.265	$22.203	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.851	$19.997	0
	2007	$19.997	$22.556	0
	2008	$22.556	$13.140	0
	2009	$13.140	$17.595	0
	2010	$17.595	$18.638	0
	2011	$18.638	$16.275	0
	2012	$16.275	$18.801	0
	2013	$18.801	$22.590	0
	2014	$22.590	$19.616	0
	2015	$19.616	$17.922	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.601	$14.987	0
	2007	$14.987	$16.253	0
	2008	$16.253	$16.867	0
	2009	$16.867	$19.560	0
	2010	$19.560	$21.874	0
	2011	$21.874	$21.188	0
	2012	$21.188	$23.820	0
	2013	$23.820	$23.654	0
	2014	$23.654	$23.536	0
	2015	$23.536	$22.007	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.802	$12.838	0
	2007	$12.838	$14.629	0
	2008	$14.629	$7.273	0
	2009	$7.273	$11.772	0
	2010	$11.772	$13.753	0
	2011	$13.753	$12.580	0
	2012	$12.580	$13.938	0
	2013	$13.938	$19.039	0
	2014	$19.039	$20.122	0
	2015	$20.122	$20.596	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$12.349	$14.565	0
	2007	$14.565	$15.346	0
	2008	$15.346	$8.803	0
	2009	$8.803	$11.974	0
	2010	$11.974	$14.302	0
	2011	$14.302	$14.104	0
	2012	$14.104	$16.165	0
	2013	$16.165	$21.208	0
	2014	$21.208	$22.743	0
	2015	$22.743	$20.193	0

Invesco V.I. American Value Fund - Series II
	2006	$12.324	$14.526	0
	2007	$14.526	$15.291	0
	2008	$15.291	$8.752	0
	2009	$8.752	$11.900	0
	2010	$11.900	$14.207	0
	2011	$14.207	$13.997	0
	2012	$13.997	$16.011	0
	2013	$16.011	$20.953	0
	2014	$20.953	$22.414	0
	2015	$22.414	$19.851	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.485	$13.023	0
	2007	$13.023	$12.427	0
	2008	$12.427	$7.795	0
	2009	$7.795	$9.780	0
	2010	$9.780	$11.056	0
	2011	$11.056	$10.576	0
	2012	$10.576	$12.289	0
	2013	$12.289	$16.288	0
	2014	$16.288	$17.364	0
	2015	$17.364	$15.915	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.452	$12.598	0
	2007	$12.598	$12.722	0
	2008	$12.722	$9.611	0
	2009	$9.611	$11.503	0
	2010	$11.503	$12.592	0
	2011	$12.592	$12.144	0
	2012	$12.144	$13.335	0
	2013	$13.335	$16.273	0
	2014	$16.273	$17.294	0
	2015	$17.294	$16.461	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.867	$17.982	0
	2007	$17.982	$18.011	3,570
	2008	$18.011	$11.930	0
	2009	$11.930	$14.467	0
	2010	$14.467	$15.859	0
	2011	$15.859	$15.146	0
	2012	$15.146	$16.922	0
	2013	$16.922	$22.118	0
	2014	$22.118	$23.765	0
	2015	$23.765	$22.452	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.027	$12.331	0
	2007	$12.331	$14.167	2,303
	2008	$14.167	$7.359	0
	2009	$7.359	$11.244	0
	2010	$11.244	$13.983	0
	2011	$13.983	$12.385	0
	2012	$12.385	$13.507	0
	2013	$13.507	$18.029	0
	2014	$18.029	$18.971	0
	2015	$18.971	$18.730	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.240	$10.940	0
	2007	$10.940	$11.349	0
	2008	$11.349	$9.145	0
	2009	$9.145	$12.001	0
	2010	$12.001	$13.170	0
	2011	$13.170	$13.434	0
	2012	$13.434	$14.770	0
	2013	$14.770	$15.612	0
	2014	$15.612	$15.917	0
	2015	$15.917	$15.314	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.384	$12.752	0
	2007	$12.752	$13.296	0
	2008	$13.296	$9.267	0
	2009	$9.267	$11.406	0
	2010	$11.406	$13.266	0
	2011	$13.266	$12.381	0
	2012	$12.381	$13.377	0
	2013	$13.377	$17.744	0
	2014	$17.744	$18.576	0
	2015	$18.576	$17.526	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.974	$12.575	0
	2007	$12.575	$12.708	0
	2008	$12.708	$7.894	0
	2009	$7.894	$9.171	0
	2010	$9.171	$10.521	0
	2011	$10.521	$9.656	0
	2012	$9.656	$10.574	0
	2013	$10.574	$14.042	0
	2014	$14.042	$14.770	0
	2015	$14.770	$14.019	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.373	$11.991	0
	2007	$11.991	$14.208	0
	2008	$14.208	$8.573	0
	2009	$8.573	$12.192	0
	2010	$12.192	$14.644	0
	2011	$14.644	$12.871	0
	2012	$12.871	$14.349	0
	2013	$14.349	$19.220	0
	2014	$19.220	$19.919	0
	2015	$19.919	$19.993	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.746	$12.882	0
	2007	$12.882	$12.658	0
	2008	$12.658	$7.500	0
	2009	$7.500	$9.279	0
	2010	$9.279	$11.373	0
	2011	$11.373	$10.667	0
	2012	$10.667	$11.938	0
	2013	$11.938	$15.201	0
	2014	$15.201	$16.566	0
	2015	$16.566	$15.573	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.065	$13.747	0
	2007	$13.747	$15.292	0
	2008	$15.292	$8.119	0
	2009	$8.119	$11.435	0
	2010	$11.435	$12.195	0
	2011	$12.195	$11.753	0
	2012	$11.753	$13.068	0
	2013	$13.068	$16.527	0
	2014	$16.527	$18.592	0
	2015	$18.592	$18.760	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.144	$15.322	0
	2007	$15.322	$15.491	3,601
	2008	$15.491	$8.534	0
	2009	$8.534	$10.140	0
	2010	$10.140	$11.164	0
	2011	$11.164	$10.951	0
	2012	$10.951	$11.994	0
	2013	$11.994	$13.224	0
	2014	$13.224	$13.957	0
	2015	$13.957	$13.714	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.092	$10.348	0
	2007	$10.348	$10.523	0
	2008	$10.523	$6.264	0
	2009	$6.264	$6.675	0
	2010	$6.675	$7.258	0
	2011	$7.258	$7.654	0
	2012	$7.654	$8.239	0
	2013	$8.239	$8.020	0
	2014	$8.020	$8.379	0
	2015	$8.379	$8.245	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.726	$15.782	0
	2007	$15.782	$16.349	0
	2008	$16.349	$8.113	0
	2009	$8.113	$10.484	0
	2010	$10.484	$13.027	0
	2011	$13.027	$12.836	0
	2012	$12.836	$14.568	0
	2013	$14.568	$19.306	0
	2014	$19.306	$19.906	0
	2015	$19.906	$20.685	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.316	$21.005	0
	2007	$21.005	$21.770	0
	2008	$21.770	$12.692	0
	2009	$12.692	$17.282	0
	2010	$17.282	$19.538	0
	2011	$19.538	$17.463	0
	2012	$17.463	$20.637	0
	2013	$20.637	$25.607	0
	2014	$25.607	$25.535	0
	2015	$25.535	$25.867	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.798	$13.411	0
	2007	$13.411	$14.354	0
	2008	$14.354	$11.993	0
	2009	$11.993	$13.876	0
	2010	$13.876	$15.561	0
	2011	$15.561	$15.305	0
	2012	$15.305	$16.920	0
	2013	$16.920	$16.471	0
	2014	$16.471	$16.495	0
	2015	$16.495	$15.716	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.638	$14.557	0
	2007	$14.557	$14.155	0
	2008	$14.155	$2.963	0
	2009	$2.963	$3.647	0
	2010	$3.647	$4.078	0
	2011	$4.078	$3.883	0
	2012	$3.883	$4.289	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.837	$15.516	0
	2007	$15.516	$15.788	0
	2008	$15.788	$9.468	0
	2009	$9.468	$11.841	0
	2010	$11.841	$13.401	0
	2011	$13.401	$13.053	0
	2012	$13.053	$14.872	0
	2013	$14.872	$19.100	0
	2014	$19.100	$20.604	0
	2015	$20.604	$20.757	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.195	$20.386	0
	2007	$20.386	$19.639	0
	2008	$19.639	$11.896	0
	2009	$11.896	$15.911	0
	2010	$15.911	$19.131	0
	2011	$19.131	$18.249	0
	2012	$18.249	$20.980	0
	2013	$20.980	$28.828	0
	2014	$28.828	$31.451	0
	2015	$31.451	$28.858	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.141	0
	2010	$12.141	$13.359	0
	2011	$13.359	$13.304	0
	2012	$13.304	$15.508	0
	2013	$15.508	$20.065	0
	2014	$20.065	$22.088	0
	2015	$22.088	$20.925	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.903	$14.112	0
	2007	$14.112	$13.918	0
	2008	$13.918	$8.061	0
	2009	$8.061	$9.895	0
	2010	$9.895	$10.716	0
	2011	$10.716	$10.761	0
	2012	$10.761	$11.832	0
	2013	$11.832	$13.653	0
	2014	$13.653	$14.764	0
	2015	$14.764	$14.263	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.770	$15.186	0
	2007	$15.186	$15.272	3,388
	2008	$15.272	$9.950	0
	2009	$9.950	$13.145	0
	2010	$13.145	$14.730	0
	2011	$14.730	$14.334	0
	2012	$14.334	$15.993	0
	2013	$15.993	$18.673	0
	2014	$18.673	$19.965	0
	2015	$19.965	$19.541	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.006	$13.064	0
	2007	$13.064	$12.687	0
	2008	$12.687	$10.279	0
	2009	$10.279	$12.656	0
	2010	$12.656	$12.671	0
	2011	$12.671	$12.236	0
	2012	$12.236	$14.617	0
	2013	$14.617	$20.233	0
	2014	$20.233	$25.235	0
	2015	$25.235	$26.577	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.612	$21.862	0
	2007	$21.862	$25.619	0
	2008	$25.619	$17.400	0
	2009	$17.400	$18.252	0
	2010	$18.252	$18.161	0
	2011	$18.161	$16.786	0
	2012	$16.786	$17.228	0
	2013	$17.228	$19.159	0
	2014	$19.159	$21.450	0
	2015	$21.450	$18.880	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.984	$16.971	0
	2007	$16.971	$15.579	0
	2008	$15.579	$9.331	0
	2009	$9.331	$11.836	0
	2010	$11.836	$13.228	0
	2011	$13.228	$12.326	0
	2012	$12.326	$14.347	0
	2013	$14.347	$19.021	0
	2014	$19.021	$20.580	0
	2015	$20.580	$18.595	0

Putnam VT High Yield Fund - Class IB
	2006	$14.432	$15.587	0
	2007	$15.587	$15.653	0
	2008	$15.653	$11.307	0
	2009	$11.307	$16.593	0
	2010	$16.593	$18.490	0
	2011	$18.490	$18.385	0
	2012	$18.385	$20.839	0
	2013	$20.839	$21.961	0
	2014	$21.961	$21.793	0
	2015	$21.793	$20.154	0

Putnam VT Income Fund - Class IB
	2006	$10.593	$10.819	0
	2007	$10.819	$11.122	0
	2008	$11.122	$8.267	0
	2009	$8.267	$11.847	11,952
	2010	$11.847	$12.718	0
	2011	$12.718	$13.049	0
	2012	$13.049	$14.119	0
	2013	$14.119	$14.054	0
	2014	$14.054	$14.619	0
	2015	$14.619	$14.076	0

Putnam VT International Equity Fund - Class IB
	2006	$16.555	$20.662	0
	2007	$20.662	$21.875	2,437
	2008	$21.875	$11.979	0
	2009	$11.979	$14.588	0
	2010	$14.588	$15.684	0
	2011	$15.684	$12.730	0
	2012	$12.730	$15.163	0
	2013	$15.163	$18.975	0
	2014	$18.975	$17.284	0
	2015	$17.284	$16.912	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.109	$16.822	0
	2007	$16.822	$15.585	0
	2008	$15.585	$9.205	0
	2009	$9.205	$11.767	0
	2010	$11.767	$13.098	0
	2011	$13.098	$12.804	0
	2012	$12.804	$14.616	0
	2013	$14.616	$19.298	0
	2014	$19.298	$21.479	0
	2015	$21.479	$20.531	0

Putnam VT Money Market Fund - Class IB
	2006	$9.649	$9.843	0
	2007	$9.843	$10.077	0
	2008	$10.077	$10.099	25,731
	2009	$10.099	$9.888	0
	2010	$9.888	$9.665	0
	2011	$9.665	$9.446	0
	2012	$9.446	$9.230	0
	2013	$9.230	$9.019	0
	2014	$9.019	$8.814	0
	2015	$8.814	$8.613	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.540	$16.485	0
	2007	$16.485	$17.030	0
	2008	$17.030	$10.192	0
	2009	$10.192	$13.159	0
	2010	$13.159	$15.373	0
	2011	$15.373	$14.258	0
	2012	$14.258	$16.265	0
	2013	$16.265	$21.685	0
	2014	$21.685	$24.046	0
	2015	$24.046	$23.427	0

Putnam VT New Value Fund - Class IB
	2006	$16.904	$19.163	0
	2007	$19.163	$17.806	0
	2008	$17.806	$9.611	0
	2009	$9.611	$9.041	0

Putnam VT Research Fund - Class IB
	2006	$14.036	$15.267	0
	2007	$15.267	$14.999	0
	2008	$14.999	$9.006	0
	2009	$9.006	$11.720	0
	2010	$11.720	$13.328	0
	2011	$13.328	$12.795	0
	2012	$12.795	$14.742	0
	2013	$14.742	$19.210	0
	2014	$19.210	$21.560	0
	2015	$21.560	$20.740	0

Putnam VT Vista Fund - Class IB
	2006	$17.118	$17.639	0
	2007	$17.639	$17.890	0
	2008	$17.890	$9.518	0
	2009	$9.518	$12.904	0
	2010	$12.904	$14.670	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.060	$13.456	0
	2007	$13.456	$13.872	0
	2008	$13.872	$8.534	0
	2009	$8.534	$13.667	0
	2010	$13.667	$16.132	0
	2011	$16.132	$12.950	0
	2012	$12.950	$14.453	0
	2013	$14.453	$20.297	0
	2014	$20.297	$21.760	0
	2015	$21.760	$19.962	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.251	$17.595	0
	2007	$17.595	$18.289	0
	2008	$18.289	$15.193	0
	2009	$15.193	$19.316	0
	2010	$19.316	$20.713	0
	2011	$20.713	$21.633	0
	2012	$21.633	$24.915	0
	2013	$24.915	$22.212	0
	2014	$22.212	$22.331	0
	2015	$22.331	$21.563	0

UIF Global Franchise Portfolio, Class II
	2006	$12.057	$14.315	0
	2007	$14.315	$15.354	0
	2008	$15.354	$10.660	0
	2009	$10.660	$13.495	0
	2010	$13.495	$15.039	0
	2011	$15.039	$16.025	0
	2012	$16.025	$18.098	0
	2013	$18.098	$21.161	0
	2014	$21.161	$21.609	0
	2015	$21.609	$22.424	0

UIF Growth Portfolio, Class I
	2006	$12.112	$12.321	0
	2007	$12.321	$14.674	0
	2008	$14.674	$7.285	0
	2009	$7.285	$11.785	0
	2010	$11.785	$14.148	0
	2011	$14.148	$13.438	0
	2012	$13.438	$15.017	0
	2013	$15.017	$21.728	0
	2014	$21.728	$22.580	0
	2015	$22.580	$24.764	0

UIF Growth Portfolio, Class II
	2006	$12.059	$12.233	0
	2007	$12.233	$14.540	0
	2008	$14.540	$7.196	0
	2009	$7.196	$11.612	0
	2010	$11.612	$13.912	0
	2011	$13.912	$13.180	0
	2012	$13.180	$14.688	0
	2013	$14.688	$21.201	0
	2014	$21.201	$21.977	0
	2015	$21.977	$24.043	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.786	0
	2007	$9.786	$11.723	0
	2008	$11.723	$6.091	0
	2009	$6.091	$9.366	0
	2010	$9.366	$12.106	0
	2011	$12.106	$10.980	0
	2012	$10.980	$11.639	0
	2013	$11.639	$15.635	0
	2014	$15.635	$15.558	0
	2015	$15.558	$14.291	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.345	$18.954	0
	2007	$18.954	$19.066	0
	2008	$19.066	$11.096	0
	2009	$11.096	$15.899	0
	2010	$15.899	$19.662	0
	2011	$19.662	$17.538	0
	2012	$17.538	$19.655	0
	2013	$19.655	$32.905	0
	2014	$32.905	$27.694	0
	2015	$27.694	$24.410	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.875	$29.428	0
	2007	$29.428	$23.784	0
	2008	$23.784	$14.395	0
	2009	$14.395	$18.072	0
	2010	$18.072	$22.873	0
	2011	$22.873	$23.616	0
	2012	$23.616	$26.678	0
	2013	$26.678	$26.524	0
	2014	$26.524	$33.544	0
	2015	$33.544	$33.406	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.834	$10.010	0
	2007	$10.010	$10.215	0
	2008	$10.215	$10.160	0
	2009	$10.160	$9.936	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.217	0
	2007	$10.217	$11.703	0
	2008	$11.703	$6.550	0
	2009	$6.550	$8.665	0
	2010	$8.665	$9.895	0
	2011	$9.895	$9.395	0
	2012	$9.395	$10.655	0
	2013	$10.655	$13.627	0
	2014	$13.627	$14.859	0
	2015	$14.859	$14.572	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.408	0
	2007	$10.408	$11.019	0
	2008	$11.019	$8.053	0
	2009	$8.053	$9.748	0
	2010	$9.748	$10.715	0
	2011	$10.715	$10.420	0
	2012	$10.420	$11.354	0
	2013	$11.354	$12.552	0
	2014	$12.552	$12.774	0
	2015	$12.774	$12.409	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.438	0
	2007	$10.438	$11.208	0
	2008	$11.208	$7.355	0
	2009	$7.355	$9.234	0
	2010	$9.234	$10.310	0
	2011	$10.310	$9.944	0
	2012	$9.944	$10.980	0
	2013	$10.980	$12.400	0
	2014	$12.400	$12.666	0
	2015	$12.666	$12.313	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.446	0
	2007	$10.446	$11.331	0
	2008	$11.331	$6.841	0
	2009	$6.841	$8.765	0
	2010	$8.765	$9.920	0
	2011	$9.920	$9.414	0
	2012	$9.414	$10.589	0
	2013	$10.589	$12.555	0
	2014	$12.555	$12.843	0
	2015	$12.843	$12.476	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.299	0
	2007	$10.299	$10.652	0
	2008	$10.652	$9.289	0
	2009	$9.289	$10.400	0
	2010	$10.400	$10.893	0
	2011	$10.893	$10.787	0
	2012	$10.787	$11.193	0
	2013	$11.193	$11.500	0
	2014	$11.500	$11.629	0
	2015	$11.629	$11.292	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.290	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.696	0
	2007	$9.696	$11.581	0
	2008	$11.581	$6.246	0
	2009	$6.246	$8.809	0
	2010	$8.809	$10.304	0
	2011	$10.304	$10.109	0
	2012	$10.109	$11.666	0
	2013	$11.666	$15.336	0
	2014	$15.336	$16.825	0
	2015	$16.825	$17.811	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.768	0
	2007	$10.768	$11.060	0
	2008	$11.060	$6.787	0
	2009	$6.787	$8.372	0
	2010	$8.372	$9.380	0
	2011	$9.380	$9.325	0
	2012	$9.325	$10.529	0
	2013	$10.529	$13.564	0
	2014	$13.564	$15.007	0
	2015	$15.007	$14.815	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.828	0
	2007	$9.828	$11.069	0
	2008	$11.069	$6.528	0
	2009	$6.528	$8.910	0
	2010	$8.910	$11.187	0
	2011	$11.187	$9.740	0
	2012	$9.740	$10.897	0
	2013	$10.897	$14.460	0
	2014	$14.460	$14.973	0
	2015	$14.973	$14.384	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.543	$16.584	0
	2007	$16.584	$15.593	1,397
	2008	$15.593	$9.876	1,387
	2009	$9.876	$12.206	1,376
	2010	$12.206	$13.909	1,159
	2011	$13.909	$13.911	1,150
	2012	$13.911	$15.246	1,142
	2013	$15.246	$19.298	0
	2014	$19.298	$20.568	0
	2015	$20.568	$19.904	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.097	$12.815	0
	2007	$12.815	$12.984	0
	2008	$12.984	$8.919	0
	2009	$8.919	$11.812	0
	2010	$11.812	$12.997	0
	2011	$12.997	$12.996	0
	2012	$12.996	$14.297	0
	2013	$14.297	$15.910	0
	2014	$15.910	$16.254	0
	2015	$16.254	$14.754	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.369	$11.230	0
	2007	$11.230	$11.650	1,023
	2008	$11.650	$7.448	1,108
	2009	$7.448	$9.437	1,072
	2010	$9.437	$10.284	1,067
	2011	$10.284	$9.893	1,080
	2012	$9.893	$10.856	1,072
	2013	$10.856	$13.638	993
	2014	$13.638	$14.978	550
	2015	$14.978	$15.451	517

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.962	0
	2007	$10.962	$11.973	0
	2008	$11.973	$8.365	0
	2009	$8.365	$10.074	0
	2010	$10.074	$11.015	0
	2011	$11.015	$10.440	0
	2012	$10.440	$11.557	0
	2013	$11.557	$14.403	0
	2014	$14.403	$14.869	0
	2015	$14.869	$13.991	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.983	$17.323	8,169
	2007	$17.323	$17.504	6,938
	2008	$17.504	$10.750	6,893
	2009	$10.750	$13.233	6,834
	2010	$13.233	$14.371	5,895
	2011	$14.371	$13.889	5,855
	2012	$13.889	$15.495	5,815
	2013	$15.495	$19.409	1,247
	2014	$19.409	$20.305	447
	2015	$20.305	$18.851	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.590	$21.239	8,473
	2007	$21.239	$20.246	236
	2008	$20.246	$13.243	235
	2009	$13.243	$16.704	232
	2010	$16.704	$20.918	113
	2011	$20.918	$19.661	112
	2012	$19.661	$22.730	111
	2013	$22.730	$30.243	83
	2014	$30.243	$29.704	82
	2015	$29.704	$26.866	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.221	$18.281	0
	2007	$18.281	$19.858	0
	2008	$19.858	$11.151	0
	2009	$11.151	$15.636	0
	2010	$15.636	$19.489	0
	2011	$19.489	$18.114	0
	2012	$18.114	$19.609	0
	2013	$19.609	$26.457	0
	2014	$26.457	$27.768	0
	2015	$27.768	$26.398	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.202	$10.364	0
	2007	$10.364	$10.789	0
	2008	$10.789	$11.336	0
	2009	$11.336	$11.414	0
	2010	$11.414	$11.735	0
	2011	$11.735	$12.113	0
	2012	$12.113	$12.052	0
	2013	$12.052	$11.506	0
	2014	$11.506	$11.617	0
	2015	$11.617	$11.399	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.434	$31.818	0
	2007	$31.818	$40.013	460
	2008	$40.013	$18.480	460
	2009	$18.480	$31.149	10
	2010	$31.149	$35.771	10
	2011	$35.771	$29.396	10
	2012	$29.396	$32.485	10
	2013	$32.485	$31.432	7
	2014	$31.432	$28.120	7
	2015	$28.120	$22.078	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.842	$19.976	9,112
	2007	$19.976	$22.521	2,875
	2008	$22.521	$13.113	2,862
	2009	$13.113	$17.550	1,877
	2010	$17.550	$18.580	1,690
	2011	$18.580	$16.216	1,681
	2012	$16.216	$18.723	1,388
	2013	$18.723	$22.486	875
	2014	$22.486	$19.515	443
	2015	$19.515	$17.821	312

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.593	$14.972	0
	2007	$14.972	$16.228	0
	2008	$16.228	$16.832	0
	2009	$16.832	$19.509	0
	2010	$19.509	$21.806	0
	2011	$21.806	$21.112	0
	2012	$21.112	$23.722	0
	2013	$23.722	$23.545	0
	2014	$23.545	$23.415	0
	2015	$23.415	$21.883	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.795	$12.824	13,724
	2007	$12.824	$14.607	856
	2008	$14.607	$7.258	848
	2009	$7.258	$11.742	841
	2010	$11.742	$13.711	834
	2011	$13.711	$12.535	827
	2012	$12.535	$13.881	821
	2013	$13.881	$18.951	280
	2014	$18.951	$20.019	277
	2015	$20.019	$20.479	193

Invesco V.I. American Value Fund - Series I
	2006	$12.339	$14.545	2,357
	2007	$14.545	$15.317	2,343
	2008	$15.317	$8.782	2,324
	2009	$8.782	$11.939	2,303
	2010	$11.939	$14.253	2,286
	2011	$14.253	$14.049	2,275
	2012	$14.049	$16.094	2,254
	2013	$16.094	$21.103	1,200
	2014	$21.103	$22.619	962
	2015	$22.619	$20.073	840

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.314	$14.507	0
	2007	$14.507	$15.262	1,106
	2008	$15.262	$8.731	1,106
	2009	$8.731	$11.866	0
	2010	$11.866	$14.159	0
	2011	$14.159	$13.942	0
	2012	$13.942	$15.940	0
	2013	$15.940	$20.850	0
	2014	$20.850	$22.292	0
	2015	$22.292	$19.733	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.475	$13.006	0
	2007	$13.006	$12.404	302
	2008	$12.404	$7.776	350
	2009	$7.776	$9.752	338
	2010	$9.752	$11.019	325
	2011	$11.019	$10.534	334
	2012	$10.534	$12.234	314
	2013	$12.234	$16.208	261
	2014	$16.208	$17.269	253
	2015	$17.269	$15.820	253

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.443	$12.581	0
	2007	$12.581	$12.698	0
	2008	$12.698	$9.588	0
	2009	$9.588	$11.470	0
	2010	$11.470	$12.549	0
	2011	$12.549	$12.097	0
	2012	$12.097	$13.276	0
	2013	$13.276	$16.192	0
	2014	$16.192	$17.200	0
	2015	$17.200	$16.363	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.859	$17.963	6,481
	2007	$17.963	$17.983	5,761
	2008	$17.983	$11.905	5,746
	2009	$11.905	$14.430	5,699
	2010	$14.430	$15.810	5,657
	2011	$15.810	$15.092	5,625
	2012	$15.092	$16.852	5,583
	2013	$16.852	$22.016	944
	2014	$22.016	$23.643	320
	2015	$23.643	$22.325	179

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.017	$12.314	0
	2007	$12.314	$14.140	432
	2008	$14.140	$7.341	429
	2009	$7.341	$11.212	425
	2010	$11.212	$13.936	0
	2011	$13.936	$12.336	0
	2012	$12.336	$13.448	0
	2013	$13.448	$17.940	0
	2014	$17.940	$18.868	0
	2015	$18.868	$18.618	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.234	$10.927	0
	2007	$10.927	$11.330	307
	2008	$11.330	$9.125	277
	2009	$9.125	$11.969	260
	2010	$11.969	$13.128	255
	2011	$13.128	$13.384	246
	2012	$13.384	$14.708	244
	2013	$14.708	$15.538	256
	2014	$15.538	$15.834	262
	2015	$15.834	$15.227	265

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.376	$12.738	0
	2007	$12.738	$13.274	0
	2008	$13.274	$9.247	0
	2009	$9.247	$11.376	0
	2010	$11.376	$13.224	0
	2011	$13.224	$12.335	0
	2012	$12.335	$13.320	0
	2013	$13.320	$17.661	0
	2014	$17.661	$18.479	0
	2015	$18.479	$17.425	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.967	$12.561	0
	2007	$12.561	$12.687	0
	2008	$12.687	$7.877	0
	2009	$7.877	$9.146	0
	2010	$9.146	$10.488	0
	2011	$10.488	$9.620	0
	2012	$9.620	$10.530	0
	2013	$10.530	$13.975	0
	2014	$13.975	$14.693	0
	2015	$14.693	$13.938	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.366	$11.977	0
	2007	$11.977	$14.184	1,047
	2008	$14.184	$8.554	1,456
	2009	$8.554	$12.159	1,443
	2010	$12.159	$14.597	1,432
	2011	$14.597	$12.824	1,423
	2012	$12.824	$14.289	1,414
	2013	$14.289	$19.129	0
	2014	$19.129	$19.815	0
	2015	$19.815	$19.878	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.739	$12.867	0
	2007	$12.867	$12.637	21
	2008	$12.637	$7.484	21
	2009	$7.484	$9.254	21
	2010	$9.254	$11.336	21
	2011	$11.336	$10.627	20
	2012	$10.627	$11.888	20
	2013	$11.888	$15.130	15
	2014	$15.130	$16.479	15
	2015	$16.479	$15.484	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.047	$13.721	4,997
	2007	$13.721	$15.255	228
	2008	$15.255	$8.095	315
	2009	$8.095	$11.396	270
	2010	$11.396	$12.147	275
	2011	$12.147	$11.701	282
	2012	$11.701	$13.004	276
	2013	$13.004	$16.437	243
	2014	$16.437	$18.481	222
	2015	$18.481	$18.638	214

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.137	$15.306	4,547
	2007	$15.306	$15.467	0
	2008	$15.467	$8.516	0
	2009	$8.516	$10.114	0
	2010	$10.114	$11.129	0
	2011	$11.129	$10.911	0
	2012	$10.911	$11.945	0
	2013	$11.945	$13.163	0
	2014	$13.163	$13.885	0
	2015	$13.885	$13.637	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.085	$10.336	0
	2007	$10.336	$10.505	0
	2008	$10.505	$6.251	0
	2009	$6.251	$6.657	0
	2010	$6.657	$7.234	0
	2011	$7.234	$7.626	0
	2012	$7.626	$8.204	0
	2013	$8.204	$7.982	0
	2014	$7.982	$8.335	0
	2015	$8.335	$8.197	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.718	$15.765	0
	2007	$15.765	$16.324	658
	2008	$16.324	$8.096	654
	2009	$8.096	$10.457	650
	2010	$10.457	$12.987	647
	2011	$12.987	$12.790	646
	2012	$12.790	$14.509	348
	2013	$14.509	$19.217	346
	2014	$19.217	$19.804	344
	2015	$19.804	$20.568	342

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.306	$20.984	0
	2007	$20.984	$21.736	0
	2008	$21.736	$12.666	0
	2009	$12.666	$17.237	0
	2010	$17.237	$19.477	0
	2011	$19.477	$17.400	0
	2012	$17.400	$20.552	0
	2013	$20.552	$25.489	0
	2014	$25.489	$25.404	0
	2015	$25.404	$25.721	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.792	$13.397	0
	2007	$13.397	$14.331	970
	2008	$14.331	$11.969	842
	2009	$11.969	$13.840	898
	2010	$13.840	$15.513	866
	2011	$15.513	$15.249	864
	2012	$15.249	$16.850	882
	2013	$16.850	$16.395	993
	2014	$16.395	$16.411	1,034
	2015	$16.411	$15.627	1,033

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.631	$14.541	0
	2007	$14.541	$14.133	126
	2008	$14.133	$2.957	125
	2009	$2.957	$3.637	124
	2010	$3.637	$4.065	123
	2011	$4.065	$3.869	121
	2012	$3.869	$4.272	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.829	$15.500	2,433
	2007	$15.500	$15.764	1,150
	2008	$15.764	$9.448	1,295
	2009	$9.448	$11.810	1,260
	2010	$11.810	$13.359	1,228
	2011	$13.359	$13.006	1,233
	2012	$13.006	$14.811	1,195
	2013	$14.811	$19.012	1,063
	2014	$19.012	$20.498	1,032
	2015	$20.498	$20.640	916

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.186	$20.365	0
	2007	$20.365	$19.609	332
	2008	$19.609	$11.872	330
	2009	$11.872	$15.870	327
	2010	$15.870	$19.072	176
	2011	$19.072	$18.183	174
	2012	$18.183	$20.894	173
	2013	$20.894	$28.695	146
	2014	$28.695	$31.290	145
	2015	$31.290	$28.695	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.110	254
	2010	$12.110	$13.317	251
	2011	$13.317	$13.256	248
	2012	$13.256	$15.444	232
	2013	$15.444	$19.973	199
	2014	$19.973	$21.975	187
	2015	$21.975	$20.807	192

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.896	$14.097	12,506
	2007	$14.097	$13.897	116
	2008	$13.897	$8.045	115
	2009	$8.045	$9.870	114
	2010	$9.870	$10.682	113
	2011	$10.682	$10.722	112
	2012	$10.722	$11.783	111
	2013	$11.783	$13.590	83
	2014	$13.590	$14.689	82
	2015	$14.689	$14.183	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.763	$15.170	0
	2007	$15.170	$15.248	0
	2008	$15.248	$9.929	0
	2009	$9.929	$13.111	0
	2010	$13.111	$14.685	0
	2011	$14.685	$14.282	0
	2012	$14.282	$15.927	0
	2013	$15.927	$18.587	0
	2014	$18.587	$19.862	0
	2015	$19.862	$19.431	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.999	$13.050	5,083
	2007	$13.050	$12.667	673
	2008	$12.667	$10.258	669
	2009	$10.258	$12.623	666
	2010	$12.623	$12.632	663
	2011	$12.632	$12.192	661
	2012	$12.192	$14.557	308
	2013	$14.557	$20.140	277
	2014	$20.140	$25.106	275
	2015	$25.106	$26.428	188

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.603	$21.840	0
	2007	$21.840	$25.579	0
	2008	$25.579	$17.364	0
	2009	$17.364	$18.205	0
	2010	$18.205	$18.105	0
	2011	$18.105	$16.726	0
	2012	$16.726	$17.157	0
	2013	$17.157	$19.070	0
	2014	$19.070	$21.340	0
	2015	$21.340	$18.774	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.976	$16.954	0
	2007	$16.954	$15.555	178
	2008	$15.555	$9.312	213
	2009	$9.312	$11.805	0
	2010	$11.805	$13.187	0
	2011	$13.187	$12.281	0
	2012	$12.281	$14.288	0
	2013	$14.288	$18.933	0
	2014	$18.933	$20.474	0
	2015	$20.474	$18.490	0

Putnam VT High Yield Fund - Class IB
	2006	$14.424	$15.570	0
	2007	$15.570	$15.629	193
	2008	$15.629	$11.284	181
	2009	$11.284	$16.551	0
	2010	$16.551	$18.433	0
	2011	$18.433	$18.319	0
	2012	$18.319	$20.753	0
	2013	$20.753	$21.860	0
	2014	$21.860	$21.681	0
	2015	$21.681	$20.040	0

Putnam VT Income Fund - Class IB
	2006	$10.587	$10.807	0
	2007	$10.807	$11.105	1,484
	2008	$11.105	$8.250	1,436
	2009	$8.250	$11.816	789
	2010	$11.816	$12.679	796
	2011	$12.679	$13.002	760
	2012	$13.002	$14.061	765
	2013	$14.061	$13.989	851
	2014	$13.989	$14.544	856
	2015	$14.544	$13.996	863

Putnam VT International Equity Fund - Class IB
	2006	$16.546	$20.640	0
	2007	$20.640	$21.841	367
	2008	$21.841	$11.954	364
	2009	$11.954	$14.550	361
	2010	$14.550	$15.635	107
	2011	$15.635	$12.684	106
	2012	$12.684	$15.101	105
	2013	$15.101	$18.888	79
	2014	$18.888	$17.195	78
	2015	$17.195	$16.816	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.101	$16.804	10,672
	2007	$16.804	$15.561	0
	2008	$15.561	$9.186	0
	2009	$9.186	$11.737	0
	2010	$11.737	$13.058	0
	2011	$13.058	$12.758	0
	2012	$12.758	$14.556	0
	2013	$14.556	$19.209	0
	2014	$19.209	$21.369	0
	2015	$21.369	$20.415	0

Putnam VT Money Market Fund - Class IB
	2006	$9.644	$9.833	0
	2007	$9.833	$10.061	2,335
	2008	$10.061	$10.078	1,002
	2009	$10.078	$9.863	1,194
	2010	$9.863	$9.636	1,286
	2011	$9.636	$9.412	1,289
	2012	$9.412	$9.192	1,405
	2013	$9.192	$8.978	1,555
	2014	$8.978	$8.769	1,644
	2015	$8.769	$8.564	1,411

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.532	$16.468	4,543
	2007	$16.468	$17.003	0
	2008	$17.003	$10.171	0
	2009	$10.171	$13.125	0
	2010	$13.125	$15.325	0
	2011	$15.325	$14.207	0
	2012	$14.207	$16.199	0
	2013	$16.199	$21.584	0
	2014	$21.584	$23.923	0
	2015	$23.923	$23.295	0

Putnam VT New Value Fund - Class IB
	2006	$16.895	$19.143	0
	2007	$19.143	$17.779	195
	2008	$17.779	$9.591	267
	2009	$9.591	$9.022	0

Putnam VT Research Fund - Class IB
	2006	$14.029	$15.251	0
	2007	$15.251	$14.976	310
	2008	$14.976	$8.987	308
	2009	$8.987	$11.690	306
	2010	$11.690	$13.286	303
	2011	$13.286	$12.749	301
	2012	$12.749	$14.681	299
	2013	$14.681	$19.121	297
	2014	$19.121	$21.449	295
	2015	$21.449	$20.624	0

Putnam VT Vista Fund - Class IB
	2006	$17.109	$17.621	2,111
	2007	$17.621	$17.862	0
	2008	$17.862	$9.498	0
	2009	$9.498	$12.871	0
	2010	$12.871	$14.627	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.054	$13.442	0
	2007	$13.442	$13.850	0
	2008	$13.850	$8.517	0
	2009	$8.517	$13.632	0
	2010	$13.632	$16.082	0
	2011	$16.082	$12.903	0
	2012	$12.903	$14.393	0
	2013	$14.393	$20.203	0
	2014	$20.203	$21.648	0
	2015	$21.648	$19.849	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.242	$17.577	0
	2007	$17.577	$18.261	16
	2008	$18.261	$15.162	15
	2009	$15.162	$19.266	15
	2010	$19.266	$20.649	15
	2011	$20.649	$21.555	15
	2012	$21.555	$24.812	15
	2013	$24.812	$22.110	11
	2014	$22.110	$22.217	11
	2015	$22.217	$21.442	0

UIF Global Franchise Portfolio, Class II
	2006	$12.044	$14.293	0
	2007	$14.293	$15.322	0
	2008	$15.322	$10.633	0
	2009	$10.633	$13.454	0
	2010	$13.454	$14.985	0
	2011	$14.985	$15.960	0
	2012	$15.960	$18.015	0
	2013	$18.015	$21.053	0
	2014	$21.053	$21.488	0
	2015	$21.488	$22.287	0

UIF Growth Portfolio, Class I
	2006	$12.102	$12.304	4,518
	2007	$12.304	$14.647	4,809
	2008	$14.647	$7.268	5,172
	2009	$7.268	$11.751	5,128
	2010	$11.751	$14.100	4,415
	2011	$14.100	$13.385	4,390
	2012	$13.385	$14.951	4,353
	2013	$14.951	$21.620	1,751
	2014	$21.620	$22.458	1,154
	2015	$22.458	$24.616	944

UIF Growth Portfolio, Class II
	2006	$12.049	$12.216	0
	2007	$12.216	$14.513	1,042
	2008	$14.513	$7.179	1,042
	2009	$7.179	$11.578	0
	2010	$11.578	$13.864	0
	2011	$13.864	$13.129	0
	2012	$13.129	$14.623	0
	2013	$14.623	$21.096	0
	2014	$21.096	$21.857	0
	2015	$21.857	$23.900	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.783	0
	2007	$9.783	$11.713	0
	2008	$11.713	$6.083	0
	2009	$6.083	$9.349	0
	2010	$9.349	$12.077	0
	2011	$12.077	$10.948	0
	2012	$10.948	$11.599	0
	2013	$11.599	$15.574	0
	2014	$15.574	$15.489	0
	2015	$15.489	$14.221	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.321	$18.919	0
	2007	$18.919	$19.021	772
	2008	$19.021	$11.064	765
	2009	$11.064	$15.845	758
	2010	$15.845	$19.584	752
	2011	$19.584	$17.460	748
	2012	$17.460	$19.558	741
	2013	$19.558	$32.726	709
	2014	$32.726	$27.529	460
	2015	$27.529	$24.252	311

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.864	$29.398	3,742
	2007	$29.398	$23.747	569
	2008	$23.747	$14.365	565
	2009	$14.365	$18.026	562
	2010	$18.026	$22.802	559
	2011	$22.802	$23.531	558
	2012	$23.531	$26.569	297
	2013	$26.569	$26.402	296
	2014	$26.402	$33.372	294
	2015	$33.372	$33.217	292

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.824	$9.994	0
	2007	$9.994	$10.194	0
	2008	$10.194	$10.134	0
	2009	$10.134	$9.906	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.25

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.210	0
	2007	$10.210	$11.683	0
	2008	$11.683	$6.532	0
	2009	$6.532	$8.633	0
	2010	$8.633	$9.848	0
	2011	$9.848	$9.340	0
	2012	$9.340	$10.583	0
	2013	$10.583	$13.521	0
	2014	$13.521	$14.728	0
	2015	$14.728	$14.428	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.401	0
	2007	$10.401	$11.000	0
	2008	$11.000	$8.031	0
	2009	$8.031	$9.711	0
	2010	$9.711	$10.663	0
	2011	$10.663	$10.359	0
	2012	$10.359	$11.277	0
	2013	$11.277	$12.453	0
	2014	$12.453	$12.661	0
	2015	$12.661	$12.287	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.430	0
	2007	$10.430	$11.189	0
	2008	$11.189	$7.335	0
	2009	$7.335	$9.199	0
	2010	$9.199	$10.261	0
	2011	$10.261	$9.887	0
	2012	$9.887	$10.905	0
	2013	$10.905	$12.303	0
	2014	$12.303	$12.554	0
	2015	$12.554	$12.192	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.439	0
	2007	$10.439	$11.311	0
	2008	$11.311	$6.823	0
	2009	$6.823	$8.732	0
	2010	$8.732	$9.872	0
	2011	$9.872	$9.359	0
	2012	$9.359	$10.517	0
	2013	$10.517	$12.457	0
	2014	$12.457	$12.729	0
	2015	$12.729	$12.353	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.292	0
	2007	$10.292	$10.634	0
	2008	$10.634	$9.264	0
	2009	$9.264	$10.361	0
	2010	$10.361	$10.841	0
	2011	$10.841	$10.724	0
	2012	$10.724	$11.117	0
	2013	$11.117	$11.410	0
	2014	$11.410	$11.526	0
	2015	$11.526	$11.180	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.119	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.690	0
	2007	$9.690	$11.561	0
	2008	$11.561	$6.229	0
	2009	$6.229	$8.776	0
	2010	$8.776	$10.255	0
	2011	$10.255	$10.050	0
	2012	$10.050	$11.586	0
	2013	$11.586	$15.216	0
	2014	$15.216	$16.676	0
	2015	$16.676	$17.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.761	0
	2007	$10.761	$11.041	0
	2008	$11.041	$6.769	0
	2009	$6.769	$8.340	0
	2010	$8.340	$9.335	0
	2011	$9.335	$9.271	0
	2012	$9.271	$10.458	0
	2013	$10.458	$13.458	0
	2014	$13.458	$14.875	0
	2015	$14.875	$14.669	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.821	0
	2007	$9.821	$11.050	0
	2008	$11.050	$6.510	0
	2009	$6.510	$8.876	0
	2010	$8.876	$11.134	0
	2011	$11.134	$9.684	0
	2012	$9.684	$10.823	0
	2013	$10.823	$14.346	0
	2014	$14.346	$14.840	0
	2015	$14.840	$14.242	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.492	$16.508	0
	2007	$16.508	$15.506	0
	2008	$15.506	$9.811	0
	2009	$9.811	$12.113	0
	2010	$12.113	$13.789	0
	2011	$13.789	$13.777	0
	2012	$13.777	$15.084	0
	2013	$15.084	$19.072	0
	2014	$19.072	$20.307	0
	2015	$20.307	$19.631	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.078	$12.780	0
	2007	$12.780	$12.935	0
	2008	$12.935	$8.877	0
	2009	$8.877	$11.743	0
	2010	$11.743	$12.909	0
	2011	$12.909	$12.895	0
	2012	$12.895	$14.171	0
	2013	$14.171	$15.753	0
	2014	$15.753	$16.078	0
	2015	$16.078	$14.579	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.356	$11.205	0
	2007	$11.205	$11.611	0
	2008	$11.611	$7.416	0
	2009	$7.416	$9.386	0
	2010	$9.386	$10.219	0
	2011	$10.219	$9.820	0
	2012	$9.820	$10.765	0
	2013	$10.765	$13.509	0
	2014	$13.509	$14.822	0
	2015	$14.822	$15.274	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.955	0
	2007	$10.955	$11.952	0
	2008	$11.952	$8.342	0
	2009	$8.342	$10.036	0
	2010	$10.036	$10.963	0
	2011	$10.963	$10.379	0
	2012	$10.379	$11.478	0
	2013	$11.478	$14.290	0
	2014	$14.290	$14.737	0
	2015	$14.737	$13.853	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.929	$17.243	0
	2007	$17.243	$17.406	0
	2008	$17.406	$10.679	0
	2009	$10.679	$13.132	0
	2010	$13.132	$14.247	0
	2011	$14.247	$13.755	0
	2012	$13.755	$15.330	0
	2013	$15.330	$19.183	0
	2014	$19.183	$20.047	0
	2015	$20.047	$18.593	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.524	$21.142	0
	2007	$21.142	$20.132	0
	2008	$20.132	$13.156	0
	2009	$13.156	$16.577	0
	2010	$16.577	$20.737	0
	2011	$20.737	$19.471	0
	2012	$19.471	$22.488	0
	2013	$22.488	$29.890	0
	2014	$29.890	$29.327	0
	2015	$29.327	$26.497	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.160	$18.198	0
	2007	$18.198	$19.747	0
	2008	$19.747	$11.078	0
	2009	$11.078	$15.517	0
	2010	$15.517	$19.320	0
	2011	$19.320	$17.939	0
	2012	$17.939	$19.399	0
	2013	$19.399	$26.148	0
	2014	$26.148	$27.416	0
	2015	$27.416	$26.036	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.184	$10.336	0
	2007	$10.336	$10.748	0
	2008	$10.748	$11.282	0
	2009	$11.282	$11.347	0
	2010	$11.347	$11.656	0
	2011	$11.656	$12.018	0
	2012	$12.018	$11.945	0
	2013	$11.945	$11.393	0
	2014	$11.393	$11.491	0
	2015	$11.491	$11.264	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.344	$31.673	0
	2007	$31.673	$39.789	0
	2008	$39.789	$18.358	0
	2009	$18.358	$30.911	0
	2010	$30.911	$35.462	0
	2011	$35.462	$29.112	0
	2012	$29.112	$32.138	0
	2013	$32.138	$31.064	0
	2014	$31.064	$27.763	0
	2015	$27.763	$21.775	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.782	$19.885	0
	2007	$19.885	$22.395	0
	2008	$22.395	$13.026	0
	2009	$13.026	$17.416	0
	2010	$17.416	$18.420	0
	2011	$18.420	$16.060	0
	2012	$16.060	$18.523	0
	2013	$18.523	$22.223	0
	2014	$22.223	$19.267	0
	2015	$19.267	$17.576	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.545	$14.903	0
	2007	$14.903	$16.137	0
	2008	$16.137	$16.721	0
	2009	$16.721	$19.360	0
	2010	$19.360	$21.617	0
	2011	$21.617	$20.908	0
	2012	$20.908	$23.469	0
	2013	$23.469	$23.270	0
	2014	$23.270	$23.118	0
	2015	$23.118	$21.583	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.749	$12.765	0
	2007	$12.765	$14.525	0
	2008	$14.525	$7.210	0
	2009	$7.210	$11.652	0
	2010	$11.652	$13.592	0
	2011	$13.592	$12.414	0
	2012	$12.414	$13.733	0
	2013	$13.733	$18.729	0
	2014	$18.729	$19.765	0
	2015	$19.765	$20.199	0

Invesco V.I. American Value Fund - Series I
	2006	$12.318	$14.505	0
	2007	$14.505	$15.260	0
	2008	$15.260	$8.740	0
	2009	$8.740	$11.870	0
	2010	$11.870	$14.156	0
	2011	$14.156	$13.939	0
	2012	$13.939	$15.951	0
	2013	$15.951	$20.895	0
	2014	$20.895	$22.373	0
	2015	$22.373	$19.835	0

Invesco V.I. American Value Fund - Series II
	2006	$12.293	$14.467	0
	2007	$14.467	$15.205	0
	2008	$15.205	$8.689	0
	2009	$8.689	$11.797	0
	2010	$11.797	$14.062	0
	2011	$14.062	$13.833	0
	2012	$13.833	$15.799	0
	2013	$15.799	$20.644	0
	2014	$20.644	$22.049	0
	2015	$22.049	$19.498	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.456	$12.970	0
	2007	$12.970	$12.357	0
	2008	$12.357	$7.739	0
	2009	$7.739	$9.695	0
	2010	$9.695	$10.944	0
	2011	$10.944	$10.452	0
	2012	$10.452	$12.126	0
	2013	$12.126	$16.048	0
	2014	$16.048	$17.081	0
	2015	$17.081	$15.632	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.423	$12.547	0
	2007	$12.547	$12.650	0
	2008	$12.650	$9.542	0
	2009	$9.542	$11.403	0
	2010	$11.403	$12.464	0
	2011	$12.464	$12.002	0
	2012	$12.002	$13.159	0
	2013	$13.159	$16.033	0
	2014	$16.033	$17.013	0
	2015	$17.013	$16.169	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.803	$17.881	0
	2007	$17.881	$17.883	0
	2008	$17.883	$11.826	0
	2009	$11.826	$14.319	0
	2010	$14.319	$15.673	0
	2011	$15.673	$14.946	0
	2012	$14.946	$16.672	0
	2013	$16.672	$21.758	0
	2014	$21.758	$23.343	0
	2015	$23.343	$22.019	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.996	$12.280	0
	2007	$12.280	$14.087	0
	2008	$14.087	$7.306	0
	2009	$7.306	$11.147	0
	2010	$11.147	$13.841	0
	2011	$13.841	$12.240	0
	2012	$12.240	$13.329	0
	2013	$13.329	$17.763	0
	2014	$17.763	$18.663	0
	2015	$18.663	$18.397	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.221	$10.902	0
	2007	$10.902	$11.293	0
	2008	$11.293	$9.085	0
	2009	$9.085	$11.905	0
	2010	$11.905	$13.045	0
	2011	$13.045	$13.285	0
	2012	$13.285	$14.584	0
	2013	$14.584	$15.391	0
	2014	$15.391	$15.669	0
	2015	$15.669	$15.052	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.362	$12.709	0
	2007	$12.709	$13.230	0
	2008	$13.230	$9.206	0
	2009	$9.206	$11.315	0
	2010	$11.315	$13.139	0
	2011	$13.139	$12.244	0
	2012	$12.244	$13.208	0
	2013	$13.208	$17.494	0
	2014	$17.494	$18.286	0
	2015	$18.286	$17.225	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.953	$12.532	0
	2007	$12.532	$12.645	0
	2008	$12.645	$7.843	0
	2009	$7.843	$9.097	0
	2010	$9.097	$10.421	0
	2011	$10.421	$9.549	0
	2012	$9.549	$10.441	0
	2013	$10.441	$13.844	0
	2014	$13.844	$14.539	0
	2015	$14.539	$13.778	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.351	$11.949	0
	2007	$11.949	$14.137	0
	2008	$14.137	$8.517	0
	2009	$8.517	$12.094	0
	2010	$12.094	$14.504	0
	2011	$14.504	$12.729	0
	2012	$12.729	$14.169	0
	2013	$14.169	$18.949	0
	2014	$18.949	$19.608	0
	2015	$19.608	$19.651	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.724	$12.838	0
	2007	$12.838	$12.595	0
	2008	$12.595	$7.452	0
	2009	$7.452	$9.205	0
	2010	$9.205	$11.264	0
	2011	$11.264	$10.549	0
	2012	$10.549	$11.788	0
	2013	$11.788	$14.987	0
	2014	$14.987	$16.307	0
	2015	$16.307	$15.306	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.011	$13.670	0
	2007	$13.670	$15.183	0
	2008	$15.183	$8.048	0
	2009	$8.048	$11.319	0
	2010	$11.319	$12.052	0
	2011	$12.052	$11.597	0
	2012	$11.597	$12.876	0
	2013	$12.876	$16.259	0
	2014	$16.259	$18.261	0
	2015	$18.261	$18.398	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.086	$15.236	0
	2007	$15.236	$15.380	0
	2008	$15.380	$8.460	0
	2009	$8.460	$10.036	0
	2010	$10.036	$11.033	0
	2011	$11.033	$10.806	0
	2012	$10.806	$11.817	0
	2013	$11.817	$13.009	0
	2014	$13.009	$13.709	0
	2015	$13.709	$13.450	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.073	$10.312	0
	2007	$10.312	$10.471	0
	2008	$10.471	$6.223	0
	2009	$6.223	$6.621	0
	2010	$6.621	$7.188	0
	2011	$7.188	$7.569	0
	2012	$7.569	$8.135	0
	2013	$8.135	$7.907	0
	2014	$7.907	$8.248	0
	2015	$8.248	$8.103	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.662	$15.693	0
	2007	$15.693	$16.232	0
	2008	$16.232	$8.042	0
	2009	$8.042	$10.377	0
	2010	$10.377	$12.874	0
	2011	$12.874	$12.666	0
	2012	$12.666	$14.353	0
	2013	$14.353	$18.992	0
	2014	$18.992	$19.552	0
	2015	$19.552	$20.286	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.241	$20.888	0
	2007	$20.888	$21.614	0
	2008	$21.614	$12.582	0
	2009	$12.582	$17.105	0
	2010	$17.105	$19.309	0
	2011	$19.309	$17.232	0
	2012	$17.232	$20.333	0
	2013	$20.333	$25.191	0
	2014	$25.191	$25.082	0
	2015	$25.082	$25.368	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.746	$13.336	0
	2007	$13.336	$14.251	0
	2008	$14.251	$11.889	0
	2009	$11.889	$13.735	0
	2010	$13.735	$15.379	0
	2011	$15.379	$15.102	0
	2012	$15.102	$16.670	0
	2013	$16.670	$16.204	0
	2014	$16.204	$16.202	0
	2015	$16.202	$15.413	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.583	$14.475	0
	2007	$14.475	$14.054	0
	2008	$14.054	$2.937	0
	2009	$2.937	$3.610	0
	2010	$3.610	$4.030	0
	2011	$4.030	$3.831	0
	2012	$3.831	$4.227	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.780	$15.429	0
	2007	$15.429	$15.676	0
	2008	$15.676	$9.386	0
	2009	$9.386	$11.720	0
	2010	$11.720	$13.244	0
	2011	$13.244	$12.881	0
	2012	$12.881	$14.653	0
	2013	$14.653	$18.790	0
	2014	$18.790	$20.238	0
	2015	$20.238	$20.357	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.121	$20.272	0
	2007	$20.272	$19.499	0
	2008	$19.499	$11.793	0
	2009	$11.793	$15.749	0
	2010	$15.749	$18.907	0
	2011	$18.907	$18.007	0
	2012	$18.007	$20.671	0
	2013	$20.671	$28.359	0
	2014	$28.359	$30.892	0
	2015	$30.892	$28.302	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.017	0
	2010	$12.017	$13.202	0
	2011	$13.202	$13.128	0
	2012	$13.128	$15.279	0
	2013	$15.279	$19.739	0
	2014	$19.739	$21.696	0
	2015	$21.696	$20.522	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.851	$14.033	0
	2007	$14.033	$13.819	0
	2008	$13.819	$7.991	0
	2009	$7.991	$9.794	0
	2010	$9.794	$10.590	0
	2011	$10.590	$10.618	0
	2012	$10.618	$11.657	0
	2013	$11.657	$13.431	0
	2014	$13.431	$14.502	0
	2015	$14.502	$13.988	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.714	$15.100	0
	2007	$15.100	$15.163	0
	2008	$15.163	$9.863	0
	2009	$9.863	$13.011	0
	2010	$13.011	$14.558	0
	2011	$14.558	$14.144	0
	2012	$14.144	$15.757	0
	2013	$15.757	$18.370	0
	2014	$18.370	$19.610	0
	2015	$19.610	$19.165	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.953	$12.991	0
	2007	$12.991	$12.596	0
	2008	$12.596	$10.190	0
	2009	$10.190	$12.527	0
	2010	$12.527	$12.523	0
	2011	$12.523	$12.074	0
	2012	$12.074	$14.402	0
	2013	$14.402	$19.904	0
	2014	$19.904	$24.787	0
	2015	$24.787	$26.065	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.540	$21.740	0
	2007	$21.740	$25.436	0
	2008	$25.436	$17.249	0
	2009	$17.249	$18.066	0
	2010	$18.066	$17.948	0
	2011	$17.948	$16.564	0
	2012	$16.564	$16.974	0
	2013	$16.974	$18.847	0
	2014	$18.847	$21.069	0
	2015	$21.069	$18.516	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.923	$16.876	0
	2007	$16.876	$15.468	0
	2008	$15.468	$9.250	0
	2009	$9.250	$11.715	0
	2010	$11.715	$13.073	0
	2011	$13.073	$12.163	0
	2012	$12.163	$14.136	0
	2013	$14.136	$18.711	0
	2014	$18.711	$20.214	0
	2015	$20.214	$18.236	0

Putnam VT High Yield Fund - Class IB
	2006	$14.373	$15.499	0
	2007	$15.499	$15.541	0
	2008	$15.541	$11.209	0
	2009	$11.209	$16.424	0
	2010	$16.424	$18.274	0
	2011	$18.274	$18.142	0
	2012	$18.142	$20.532	0
	2013	$20.532	$21.604	0
	2014	$21.604	$21.405	0
	2015	$21.405	$19.765	0

Putnam VT Income Fund - Class IB
	2006	$10.549	$10.758	0
	2007	$10.758	$11.042	0
	2008	$11.042	$8.195	0
	2009	$8.195	$11.726	0
	2010	$11.726	$12.569	0
	2011	$12.569	$12.876	0
	2012	$12.876	$13.911	0
	2013	$13.911	$13.826	0
	2014	$13.826	$14.359	0
	2015	$14.359	$13.804	0

Putnam VT International Equity Fund - Class IB
	2006	$16.488	$20.546	0
	2007	$20.546	$21.719	0
	2008	$21.719	$11.875	0
	2009	$11.875	$14.439	0
	2010	$14.439	$15.500	0
	2011	$15.500	$12.561	0
	2012	$12.561	$14.940	0
	2013	$14.940	$18.667	0
	2014	$18.667	$16.977	0
	2015	$16.977	$16.586	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.048	$16.727	0
	2007	$16.727	$15.474	0
	2008	$15.474	$9.126	0
	2009	$9.126	$11.647	0
	2010	$11.647	$12.945	0
	2011	$12.945	$12.635	0
	2012	$12.635	$14.401	0
	2013	$14.401	$18.984	0
	2014	$18.984	$21.098	0
	2015	$21.098	$20.135	0

Putnam VT Money Market Fund - Class IB
	2006	$9.610	$9.788	0
	2007	$9.788	$10.005	0
	2008	$10.005	$10.011	0
	2009	$10.011	$9.787	0
	2010	$9.787	$9.552	0
	2011	$9.552	$9.321	0
	2012	$9.321	$9.094	0
	2013	$9.094	$8.873	0
	2014	$8.873	$8.657	0
	2015	$8.657	$8.447	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.477	$16.392	0
	2007	$16.392	$16.908	0
	2008	$16.908	$10.104	0
	2009	$10.104	$13.025	0
	2010	$13.025	$15.193	0
	2011	$15.193	$14.069	0
	2012	$14.069	$16.026	0
	2013	$16.026	$21.332	0
	2014	$21.332	$23.619	0
	2015	$23.619	$22.976	0

Putnam VT New Value Fund - Class IB
	2006	$16.835	$19.056	0
	2007	$19.056	$17.679	0
	2008	$17.679	$9.528	0
	2009	$9.528	$8.961	0

Putnam VT Research Fund - Class IB
	2006	$13.979	$15.182	0
	2007	$15.182	$14.892	0
	2008	$14.892	$8.928	0
	2009	$8.928	$11.601	0
	2010	$11.601	$13.171	0
	2011	$13.171	$12.626	0
	2012	$12.626	$14.525	0
	2013	$14.525	$18.898	0
	2014	$18.898	$21.177	0
	2015	$21.177	$20.341	0

Putnam VT Vista Fund - Class IB
	2006	$17.048	$17.540	0
	2007	$17.540	$17.762	0
	2008	$17.762	$9.436	0
	2009	$9.436	$12.772	0
	2010	$12.772	$14.504	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.007	$13.380	0
	2007	$13.380	$13.773	0
	2008	$13.773	$8.460	0
	2009	$8.460	$13.528	0
	2010	$13.528	$15.943	0
	2011	$15.943	$12.778	0
	2012	$12.778	$14.240	0
	2013	$14.240	$19.967	0
	2014	$19.967	$21.373	0
	2015	$21.373	$19.577	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.184	$17.496	0
	2007	$17.496	$18.159	0
	2008	$18.159	$15.062	0
	2009	$15.062	$19.119	0
	2010	$19.119	$20.470	0
	2011	$20.470	$21.347	0
	2012	$21.347	$24.547	0
	2013	$24.547	$21.851	0
	2014	$21.851	$21.934	0
	2015	$21.934	$21.147	0

UIF Global Franchise Portfolio, Class II
	2006	$12.020	$14.250	0
	2007	$14.250	$15.260	0
	2008	$15.260	$10.579	0
	2009	$10.579	$13.372	0
	2010	$13.372	$14.878	0
	2011	$14.878	$15.830	0
	2012	$15.830	$17.850	0
	2013	$17.850	$20.839	0
	2014	$20.839	$21.247	0
	2015	$21.247	$22.014	0

UIF Growth Portfolio, Class I
	2006	$12.081	$12.271	0
	2007	$12.271	$14.592	0
	2008	$14.592	$7.233	0
	2009	$7.233	$11.683	0
	2010	$11.683	$14.004	0
	2011	$14.004	$13.281	0
	2012	$13.281	$14.818	0
	2013	$14.818	$21.407	0
	2014	$21.407	$22.213	0
	2015	$22.213	$24.324	0

UIF Growth Portfolio, Class II
	2006	$12.028	$12.183	0
	2007	$12.183	$14.459	0
	2008	$14.459	$7.145	0
	2009	$7.145	$11.511	0
	2010	$11.511	$13.770	0
	2011	$13.770	$13.026	0
	2012	$13.026	$14.493	0
	2013	$14.493	$20.888	0
	2014	$20.888	$21.619	0
	2015	$21.619	$23.616	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.776	0
	2007	$9.776	$11.692	0
	2008	$11.692	$6.066	0
	2009	$6.066	$9.314	0
	2010	$9.314	$12.019	0
	2011	$12.019	$10.885	0
	2012	$10.885	$11.520	0
	2013	$11.520	$15.452	0
	2014	$15.452	$15.352	0
	2015	$15.352	$14.080	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.274	$18.848	0
	2007	$18.848	$18.930	0
	2008	$18.930	$11.000	0
	2009	$11.000	$15.737	0
	2010	$15.737	$19.431	0
	2011	$19.431	$17.306	0
	2012	$17.306	$19.365	0
	2013	$19.365	$32.370	0
	2014	$32.370	$27.202	0
	2015	$27.202	$23.939	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.786	$29.263	0
	2007	$29.263	$23.614	0
	2008	$23.614	$14.270	0
	2009	$14.270	$17.888	0
	2010	$17.888	$22.605	0
	2011	$22.605	$23.303	0
	2012	$23.303	$26.285	0
	2013	$26.285	$26.093	0
	2014	$26.093	$32.948	0
	2015	$32.948	$32.762	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.803	$9.964	0
	2007	$9.964	$10.152	0
	2008	$10.152	$10.082	0
	2009	$10.082	$9.845	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option,

either added prior to May 1, 2003

Mortality & Expense = 1.65

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.252	1,376
	2007	$10.252	$11.804	5,607
	2008	$11.804	$6.640	15,169
	2009	$6.640	$8.830	13,111
	2010	$8.830	$10.134	12,166
	2011	$10.134	$9.671	4,157
	2012	$9.671	$11.025	3,846
	2013	$11.025	$14.172	3,887
	2014	$14.172	$15.533	3,582
	2015	$15.533	$15.310	3,402

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.444	0
	2007	$10.444	$11.114	0
	2008	$11.114	$8.164	0
	2009	$8.164	$9.933	0
	2010	$9.933	$10.974	13,637
	2011	$10.974	$10.726	45,793
	2012	$10.726	$11.748	39,868
	2013	$11.748	$13.053	38,766
	2014	$13.053	$13.353	19,792
	2015	$13.353	$13.038	18,929

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.473	0
	2007	$10.473	$11.304	0
	2008	$11.304	$7.456	0
	2009	$7.456	$9.409	0
	2010	$9.409	$10.559	0
	2011	$10.559	$10.237	0
	2012	$10.237	$11.361	0
	2013	$11.361	$12.896	0
	2014	$12.896	$13.240	0
	2015	$13.240	$12.937	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.482	0
	2007	$10.482	$11.428	0
	2008	$11.428	$6.936	0
	2009	$6.936	$8.931	0
	2010	$8.931	$10.160	35,024
	2011	$10.160	$9.691	0
	2012	$9.691	$10.956	0
	2013	$10.956	$13.057	0
	2014	$13.057	$13.425	0
	2015	$13.425	$13.108	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.335	0
	2007	$10.335	$10.743	0
	2008	$10.743	$9.417	0
	2009	$9.417	$10.597	2,710
	2010	$10.597	$11.157	2,610
	2011	$11.157	$11.104	2,516
	2012	$11.104	$11.581	8,100
	2013	$11.581	$11.960	7,791
	2014	$11.960	$12.156	12,303
	2015	$12.156	$11.864	2,180

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.166	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.729	0
	2007	$9.729	$11.680	591
	2008	$11.680	$6.332	718
	2009	$6.332	$8.976	0
	2010	$8.976	$10.553	0
	2011	$10.553	$10.406	0
	2012	$10.406	$12.071	0
	2013	$12.071	$15.950	0
	2014	$15.950	$17.587	0
	2015	$17.587	$18.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.805	489
	2007	$10.805	$11.155	499
	2008	$11.155	$6.881	530
	2009	$6.881	$8.531	2,074
	2010	$8.531	$9.607	2,076
	2011	$9.607	$9.599	1,487
	2012	$9.599	$10.895	1,479
	2013	$10.895	$14.107	1,471
	2014	$14.107	$15.687	1,464
	2015	$15.687	$15.565	1,456

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.862	535
	2007	$9.862	$11.164	1,925
	2008	$11.164	$6.618	8,843
	2009	$6.618	$9.079	5,191
	2010	$9.079	$11.458	4,646
	2011	$11.458	$10.027	4,086
	2012	$10.027	$11.275	4,060
	2013	$11.275	$15.038	3,740
	2014	$15.038	$15.651	3,701
	2015	$15.651	$15.113	3,424

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.767	$16.925	27,891
	2007	$16.925	$15.996	24,754
	2008	$15.996	$10.183	16,347
	2009	$10.183	$12.650	18,150
	2010	$12.650	$14.489	15,456
	2011	$14.489	$14.565	13,758
	2012	$14.565	$16.045	13,309
	2013	$16.045	$20.413	13,240
	2014	$20.413	$21.868	13,179
	2015	$21.868	$21.270	13,142

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.192	$12.991	125,455
	2007	$12.991	$13.229	121,431
	2008	$13.229	$9.135	95,730
	2009	$9.135	$12.158	81,211
	2010	$12.158	$13.447	55,348
	2011	$13.447	$13.515	36,438
	2012	$13.515	$14.944	18,994
	2013	$14.944	$16.715	18,751
	2014	$16.715	$17.164	16,468
	2015	$17.164	$15.660	13,658

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.435	$11.360	51,871
	2007	$11.360	$11.844	53,666
	2008	$11.844	$7.612	46,806
	2009	$7.612	$9.693	39,086
	2010	$9.693	$10.618	34,275
	2011	$10.618	$10.266	21,233
	2012	$10.266	$11.323	12,369
	2013	$11.323	$14.297	11,024
	2014	$14.297	$15.783	7,669
	2015	$15.783	$16.364	6,151

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$11.000	11,811
	2007	$11.000	$12.076	2,807
	2008	$12.076	$8.480	7,504
	2009	$8.480	$10.265	8,171
	2010	$10.265	$11.282	8,084
	2011	$11.282	$10.747	7,227
	2012	$10.747	$11.957	6,811
	2013	$11.957	$14.979	6,783
	2014	$14.979	$15.543	5,925
	2015	$15.543	$14.700	5,909

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.213	$17.679	90,584
	2007	$17.679	$17.956	68,660
	2008	$17.956	$11.085	46,058
	2009	$11.085	$13.715	36,768
	2010	$13.715	$14.970	31,348
	2011	$14.970	$14.542	22,873
	2012	$14.542	$16.307	20,519
	2013	$16.307	$20.530	19,102
	2014	$20.530	$21.588	17,670
	2015	$21.588	$20.145	15,885

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.876	$21.676	33,863
	2007	$21.676	$20.769	20,633
	2008	$20.769	$13.655	17,473
	2009	$13.655	$17.312	13,450
	2010	$17.312	$21.790	10,217
	2011	$21.790	$20.585	7,578
	2012	$20.585	$23.921	5,662
	2013	$23.921	$31.990	4,964
	2014	$31.990	$31.581	4,568
	2015	$31.581	$28.710	3,815

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.486	$18.658	7,710
	2007	$18.658	$20.371	3,602
	2008	$20.371	$11.498	2,530
	2009	$11.498	$16.205	2,333
	2010	$16.205	$20.301	2,083
	2011	$20.301	$18.966	2,012
	2012	$18.966	$20.636	2,085
	2013	$20.636	$27.985	1,955
	2014	$27.985	$29.523	1,902
	2015	$29.523	$28.209	1,535

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.289	$10.506	18,941
	2007	$10.506	$10.993	17,285
	2008	$10.993	$11.610	20,898
	2009	$11.610	$11.749	28,195
	2010	$11.749	$12.142	26,212
	2011	$12.142	$12.596	20,931
	2012	$12.596	$12.597	15,418
	2013	$12.597	$12.089	15,732
	2014	$12.089	$12.268	13,824
	2015	$12.268	$12.099	7,669

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.825	$32.472	14,249
	2007	$32.472	$41.046	6,309
	2008	$41.046	$19.055	5,330
	2009	$19.055	$32.282	4,804
	2010	$32.282	$37.261	3,873
	2011	$37.261	$30.777	2,291
	2012	$30.777	$34.185	2,139
	2013	$34.185	$33.247	1,910
	2014	$33.247	$29.897	1,789
	2015	$29.897	$23.593	1,947

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.101	$20.387	65,429
	2007	$20.387	$23.103	56,707
	2008	$23.103	$13.521	43,326
	2009	$13.521	$18.188	40,318
	2010	$18.188	$19.355	32,068
	2011	$19.355	$16.978	23,823
	2012	$16.978	$19.704	18,818
	2013	$19.704	$23.784	18,127
	2014	$23.784	$20.748	18,282
	2015	$20.748	$19.044	17,458

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.803	$15.280	7,151
	2007	$15.280	$16.647	6,266
	2008	$16.647	$17.355	2,476
	2009	$17.355	$20.219	1,258
	2010	$20.219	$22.715	804
	2011	$22.715	$22.103	803
	2012	$22.103	$24.965	580
	2013	$24.965	$24.904	616
	2014	$24.904	$24.894	621
	2015	$24.894	$23.384	628

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series II
	2006	$12.992	$13.088	17,013
	2007	$13.088	$14.984	15,325
	2008	$14.984	$7.484	8,587
	2009	$7.484	$12.169	8,168
	2010	$12.169	$14.282	6,215
	2011	$14.282	$13.124	3,783
	2012	$13.124	$14.608	3,781
	2013	$14.608	$20.045	3,691
	2014	$20.045	$21.284	1,616
	2015	$21.284	$21.885	1,212

Invesco V.I. American Value Fund - Series I
	2006	$12.444	$14.744	12,817
	2007	$14.744	$15.607	7,743
	2008	$15.607	$8.994	6,538
	2009	$8.994	$12.290	3,559
	2010	$12.290	$14.747	2,716
	2011	$14.747	$14.610	2,211
	2012	$14.610	$16.822	1,645
	2013	$16.822	$22.171	1,490
	2014	$22.171	$23.885	990
	2015	$23.885	$21.306	924

Invesco V.I. American Value Fund - Series II
	2006	$12.419	$14.705	7,945
	2007	$14.705	$15.551	8,853
	2008	$15.551	$8.942	8,866
	2009	$8.942	$12.214	6,846
	2010	$12.214	$14.649	6,224
	2011	$14.649	$14.499	1,657
	2012	$14.499	$16.662	1,394
	2013	$16.662	$21.905	1,208
	2014	$21.905	$23.540	1,042
	2015	$23.540	$20.944	1,125

Invesco V.I. Comstock Fund - Series II
	2006	$11.573	$13.184	67,014
	2007	$13.184	$12.638	67,604
	2008	$12.638	$7.964	46,758
	2009	$7.964	$10.038	43,217
	2010	$10.038	$11.400	35,257
	2011	$11.400	$10.955	26,739
	2012	$10.955	$12.788	24,266
	2013	$12.788	$17.028	19,982
	2014	$17.028	$18.236	14,662
	2015	$18.236	$16.792	12,983

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.540	$12.753	10,855
	2007	$12.753	$12.938	11,699
	2008	$12.938	$9.820	8,534
	2009	$9.820	$11.807	7,744
	2010	$11.807	$12.984	7,134
	2011	$12.984	$12.580	5,693
	2012	$12.580	$13.877	5,281
	2013	$13.877	$17.012	4,553
	2014	$17.012	$18.163	3,418
	2015	$18.163	$17.368	2,469

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2006	$16.103	$18.333	55,643
	2007	$18.333	$18.448	45,968
	2008	$18.448	$12.275	35,871
	2009	$12.275	$14.954	32,669
	2010	$14.954	$16.469	23,110
	2011	$16.469	$15.801	20,491
	2012	$15.801	$17.735	17,647
	2013	$17.735	$23.287	16,831
	2014	$23.287	$25.137	14,975
	2015	$25.137	$23.857	11,325

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.119	$12.482	1,305
	2007	$12.482	$14.408	295
	2008	$14.408	$7.519	1,939
	2009	$7.519	$11.541	1,722
	2010	$11.541	$14.419	1,575
	2011	$14.419	$12.829	1,242
	2012	$12.829	$14.056	1,239
	2013	$14.056	$18.848	1,150
	2014	$18.848	$19.925	1,088
	2015	$19.925	$19.762	1,013

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.299	$11.053	30,855
	2007	$11.053	$11.520	31,238
	2008	$11.520	$9.325	28,907
	2009	$9.325	$12.294	31,465
	2010	$12.294	$13.554	23,815
	2011	$13.554	$13.888	14,552
	2012	$13.888	$15.341	5,999
	2013	$15.341	$16.289	5,947
	2014	$16.289	$16.684	5,536
	2015	$16.684	$16.127	2,164

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.449	$12.884	20,946
	2007	$12.884	$13.496	20,835
	2008	$13.496	$9.449	11,380
	2009	$9.449	$11.685	11,830
	2010	$11.685	$13.652	10,864
	2011	$13.652	$12.800	7,217
	2012	$12.800	$13.893	5,292
	2013	$13.893	$18.515	5,090
	2014	$18.515	$19.472	4,569
	2015	$19.472	$18.455	4,411

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.036	$12.705	76,411
	2007	$12.705	$12.899	63,243
	2008	$12.899	$8.050	36,781
	2009	$8.050	$9.395	33,008
	2010	$9.395	$10.828	25,931
	2011	$10.828	$9.983	18,794
	2012	$9.983	$10.983	11,836
	2013	$10.983	$14.651	11,155
	2014	$14.651	$15.482	10,611
	2015	$15.482	$14.762	4,718

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.438	$12.115	18,878
	2007	$12.115	$14.421	18,745
	2008	$14.421	$8.742	16,848
	2009	$8.742	$12.490	13,417
	2010	$12.490	$15.071	13,409
	2011	$15.071	$13.307	5,114
	2012	$13.307	$14.904	4,713
	2013	$14.904	$20.054	3,590
	2014	$20.054	$20.880	3,420
	2015	$20.880	$21.054	3,234

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.814	$13.015	33,262
	2007	$13.015	$12.849	28,899
	2008	$12.849	$7.648	28,277
	2009	$7.648	$9.506	23,988
	2010	$9.506	$11.704	18,000
	2011	$11.704	$11.028	15,069
	2012	$11.028	$12.399	12,975
	2013	$12.399	$15.861	11,998
	2014	$15.861	$17.364	10,083
	2015	$17.364	$16.399	8,592

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.226	$13.980	52,497
	2007	$13.980	$15.623	39,510
	2008	$15.623	$8.333	36,053
	2009	$8.333	$11.791	32,863
	2010	$11.791	$12.633	20,019
	2011	$12.633	$12.230	12,078
	2012	$12.230	$13.662	10,017
	2013	$13.662	$17.358	9,647
	2014	$17.358	$19.616	8,887
	2015	$19.616	$19.884	7,912

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.354	$15.621	27,216
	2007	$15.621	$15.866	22,528
	2008	$15.866	$8.781	15,277
	2009	$8.781	$10.481	15,035
	2010	$10.481	$11.593	13,732
	2011	$11.593	$11.424	12,893
	2012	$11.424	$12.571	9,857
	2013	$12.571	$13.923	9,765
	2014	$13.923	$14.762	9,197
	2015	$14.762	$14.573	3,894

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.150	$10.455	17,661
	2007	$10.455	$10.681	25,464
	2008	$10.681	$6.388	30,775
	2009	$6.388	$6.838	48,655
	2010	$6.838	$7.469	28,983
	2011	$7.469	$7.913	24,707
	2012	$7.913	$8.557	21,296
	2013	$8.557	$8.368	21,866
	2014	$8.368	$8.783	19,833
	2015	$8.783	$8.682	21,622

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.959	$16.090	7,610
	2007	$16.090	$16.745	6,423
	2008	$16.745	$8.348	5,953
	2009	$8.348	$10.838	4,823
	2010	$10.838	$13.528	3,490
	2011	$13.528	$13.391	3,254
	2012	$13.391	$15.268	3,020
	2013	$15.268	$20.327	2,708
	2014	$20.327	$21.055	650
	2015	$21.055	$21.980	520

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.588	$21.415	24,005
	2007	$21.415	$22.297	15,545
	2008	$22.297	$13.059	10,525
	2009	$13.059	$17.864	8,806
	2010	$17.864	$20.289	8,140
	2011	$20.289	$18.218	7,183
	2012	$18.218	$21.629	5,938
	2013	$21.629	$26.961	5,696
	2014	$26.961	$27.009	5,608
	2015	$27.009	$27.486	4,602

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.989	$13.673	93,029
	2007	$13.673	$14.702	79,147
	2008	$14.702	$12.341	56,058
	2009	$12.341	$14.344	48,295
	2010	$14.344	$16.160	42,843
	2011	$16.160	$15.966	31,465
	2012	$15.966	$17.732	29,000
	2013	$17.732	$17.342	27,382
	2014	$17.342	$17.447	24,875
	2015	$17.447	$16.699	25,264

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.841	$14.841	18,262
	2007	$14.841	$14.498	12,128
	2008	$14.498	$3.049	11,583
	2009	$3.049	$3.770	15,942
	2010	$3.770	$4.235	15,656
	2011	$4.235	$4.051	7,039
	2012	$4.051	$4.492	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.042	$15.819	65,180
	2007	$15.819	$16.171	54,979
	2008	$16.171	$9.742	51,757
	2009	$9.742	$12.240	48,534
	2010	$12.240	$13.916	38,826
	2011	$13.916	$13.618	32,650
	2012	$13.618	$15.586	26,810
	2013	$15.586	$20.110	24,754
	2014	$20.110	$21.793	23,175
	2015	$21.793	$22.057	15,453

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.465	$20.784	18,713
	2007	$20.784	$20.115	14,173
	2008	$20.115	$12.241	13,588
	2009	$12.241	$16.447	11,912
	2010	$16.447	$19.867	10,102
	2011	$19.867	$19.037	7,229
	2012	$19.037	$21.988	6,081
	2013	$21.988	$30.352	4,969
	2014	$30.352	$33.266	4,517
	2015	$33.266	$30.664	2,751

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.550	11,871
	2010	$12.550	$13.872	10,216
	2011	$13.872	$13.879	8,664
	2012	$13.879	$16.253	7,034
	2013	$16.253	$21.126	6,958
	2014	$21.126	$23.363	6,757
	2015	$23.363	$22.235	6,729

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.095	$14.387	31,498
	2007	$14.387	$14.256	27,058
	2008	$14.256	$8.295	19,531
	2009	$8.295	$10.229	13,971
	2010	$10.229	$11.128	13,109
	2011	$11.128	$11.226	11,454
	2012	$11.226	$12.400	9,916
	2013	$12.400	$14.374	8,328
	2014	$14.374	$15.617	6,427
	2015	$15.617	$15.156	4,981

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.975	$15.482	13,889
	2007	$15.482	$15.642	10,518
	2008	$15.642	$10.238	7,766
	2009	$10.238	$13.587	6,316
	2010	$13.587	$15.297	5,197
	2011	$15.297	$14.953	5,213
	2012	$14.953	$16.761	3,214
	2013	$16.761	$19.660	3,149
	2014	$19.660	$21.117	2,183
	2015	$21.117	$20.764	2,193

Putnam VT Global Health Care Fund - Class IB
	2006	$13.199	$13.319	3,407
	2007	$13.319	$12.994	1,381
	2008	$12.994	$10.577	1,239
	2009	$10.577	$13.082	363
	2010	$13.082	$13.159	361
	2011	$13.159	$12.765	359
	2012	$12.765	$15.319	357
	2013	$15.319	$21.303	356
	2014	$21.303	$26.692	354
	2015	$26.692	$28.241	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.874	$22.289	4,360
	2007	$22.289	$26.240	3,658
	2008	$26.240	$17.903	1,012
	2009	$17.903	$18.867	1,076
	2010	$18.867	$18.859	1,114
	2011	$18.859	$17.512	1,114
	2012	$17.512	$18.055	1,146
	2013	$18.055	$20.172	813
	2014	$20.172	$22.687	461
	2015	$22.687	$20.062	506

Putnam VT Growth and Income Fund - Class IB
	2006	$15.207	$17.303	35,665
	2007	$17.303	$15.957	25,941
	2008	$15.957	$9.602	20,623
	2009	$9.602	$12.235	20,179
	2010	$12.235	$13.737	15,314
	2011	$13.737	$12.859	13,499
	2012	$12.859	$15.037	9,237
	2013	$15.037	$20.026	8,317
	2014	$20.026	$21.768	7,321
	2015	$21.768	$19.759	6,366

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.646	$15.891	20,149
	2007	$15.891	$16.032	19,494
	2008	$16.032	$11.635	15,098
	2009	$11.635	$17.152	11,489
	2010	$17.152	$19.201	4,637
	2011	$19.201	$19.179	3,867
	2012	$19.179	$21.840	2,754
	2013	$21.840	$23.122	2,257
	2014	$23.122	$23.050	2,136
	2015	$23.050	$21.415	1,652

Putnam VT Income Fund - Class IB
	2006	$10.750	$11.030	54,703
	2007	$11.030	$11.391	40,910
	2008	$11.391	$8.506	30,370
	2009	$8.506	$12.246	18,613
	2010	$12.246	$13.207	20,736
	2011	$13.207	$13.613	15,258
	2012	$13.613	$14.797	10,545
	2013	$14.797	$14.797	9,227
	2014	$14.797	$15.462	8,635
	2015	$15.462	$14.956	8,401

Putnam VT International Equity Fund - Class IB
	2006	$16.801	$21.065	33,451
	2007	$21.065	$22.405	23,641
	2008	$22.405	$12.326	21,782
	2009	$12.326	$15.080	19,058
	2010	$15.080	$16.287	13,578
	2011	$16.287	$13.280	12,660
	2012	$13.280	$15.892	10,856
	2013	$15.892	$19.979	10,371
	2014	$19.979	$18.282	8,862
	2015	$18.282	$17.971	8,557

Putnam VT Investors Fund - Class IB
	2006	$15.334	$17.150	13,578
	2007	$17.150	$15.963	11,651
	2008	$15.963	$9.472	6,820
	2009	$9.472	$12.164	6,827
	2010	$12.164	$13.602	6,124
	2011	$13.602	$13.358	6,017
	2012	$13.358	$15.318	4,849
	2013	$15.318	$20.318	4,340
	2014	$20.318	$22.719	2,820
	2015	$22.719	$21.816	2,764

Putnam VT Money Market Fund - Class IB
	2006	$9.793	$10.036	184,852
	2007	$10.036	$10.321	279,989
	2008	$10.321	$10.392	110,119
	2009	$10.392	$10.221	23,350
	2010	$10.221	$10.037	23,645
	2011	$10.037	$9.854	21,307
	2012	$9.854	$9.673	11,811
	2013	$9.673	$9.496	11,467
	2014	$9.496	$9.322	10,110
	2015	$9.322	$9.152	9,702

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.771	$16.807	2,485
	2007	$16.807	$17.442	1,468
	2008	$17.442	$10.487	1,460
	2009	$10.487	$13.603	1,471
	2010	$13.603	$15.964	5,790
	2011	$15.964	$14.874	5,574
	2012	$14.874	$17.047	2,682
	2013	$17.047	$22.831	2,663
	2014	$22.831	$25.434	2,235
	2015	$25.434	$24.894	1,692

Putnam VT New Value Fund - Class IB
	2006	$17.155	$19.537	13,015
	2007	$19.537	$18.238	13,703
	2008	$18.238	$9.889	13,817
	2009	$9.889	$9.308	0

Putnam VT Research Fund - Class IB
	2006	$14.245	$15.565	5,819
	2007	$15.565	$15.363	5,223
	2008	$15.363	$9.267	5,053
	2009	$9.267	$12.115	4,081
	2010	$12.115	$13.840	3,546
	2011	$13.840	$13.349	2,890
	2012	$13.349	$15.450	2,427
	2013	$15.450	$20.226	2,023
	2014	$20.226	$22.804	1,670
	2015	$22.804	$22.039	1,360

Putnam VT Vista Fund - Class IB
	2006	$17.373	$17.983	11,785
	2007	$17.983	$18.323	7,209
	2008	$18.323	$9.794	4,893
	2009	$9.794	$13.339	4,993
	2010	$13.339	$15.216	0

Putnam VT Voyager Fund - Class IB
	2006	$13.254	$13.718	44,712
	2007	$13.718	$14.208	32,939
	2008	$14.208	$8.782	31,642
	2009	$8.782	$14.128	33,016
	2010	$14.128	$16.753	31,176
	2011	$16.753	$13.510	30,476
	2012	$13.510	$15.147	26,250
	2013	$15.147	$21.370	25,365
	2014	$21.370	$23.016	23,008
	2015	$23.016	$21.211	18,697

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.492	$17.939	7,160
	2007	$17.939	$18.733	6,204
	2008	$18.733	$15.633	4,109
	2009	$15.633	$19.967	3,856
	2010	$19.967	$21.509	2,059
	2011	$21.509	$22.568	436
	2012	$22.568	$26.111	125
	2013	$26.111	$23.387	125
	2014	$23.387	$23.620	124
	2015	$23.620	$22.913	124

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.168	$14.514	16,588
	2007	$14.514	$15.638	13,392
	2008	$15.638	$10.908	9,049
	2009	$10.908	$13.873	4,498
	2010	$13.873	$15.530	3,493
	2011	$15.530	$16.625	1,780
	2012	$16.625	$18.863	1,060
	2013	$18.863	$22.156	626
	2014	$22.156	$22.729	565
	2015	$22.729	$23.695	2,623

UIF Growth Portfolio, Class I
	2006	$12.205	$12.473	6,302
	2007	$12.473	$14.924	2,190
	2008	$14.924	$7.443	2,381
	2009	$7.443	$12.096	2,208
	2010	$12.096	$14.589	1,437
	2011	$14.589	$13.920	1,050
	2012	$13.920	$15.628	600
	2013	$15.628	$22.715	600
	2014	$22.715	$23.715	600
	2015	$23.715	$26.128	600

UIF Growth Portfolio, Class II
	2006	$12.152	$12.383	0
	2007	$12.383	$14.788	0
	2008	$14.788	$7.352	0
	2009	$7.352	$11.918	0
	2010	$11.918	$14.345	0
	2011	$14.345	$13.653	0
	2012	$13.653	$15.285	0
	2013	$15.285	$22.164	0
	2014	$22.164	$23.081	0
	2015	$23.081	$25.368	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.816	2,576
	2007	$9.816	$11.813	4,058
	2008	$11.813	$6.167	3,438
	2009	$6.167	$9.526	1,297
	2010	$9.526	$12.369	1,142
	2011	$12.369	$11.270	1,152
	2012	$11.270	$12.001	351
	2013	$12.001	$16.197	289
	2014	$16.197	$16.191	0
	2015	$16.191	$14.941	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.558	$19.276	440
	2007	$19.276	$19.480	0
	2008	$19.480	$11.389	0
	2009	$11.389	$16.394	0
	2010	$16.394	$20.367	0
	2011	$20.367	$18.250	0
	2012	$18.250	$20.548	0
	2013	$20.548	$34.558	0
	2014	$34.558	$29.219	0
	2015	$29.219	$25.873	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.200	$30.002	18,684
	2007	$30.002	$24.361	13,978
	2008	$24.361	$14.812	11,003
	2009	$14.812	$18.681	9,450
	2010	$18.681	$23.753	7,057
	2011	$23.753	$24.637	4,045
	2012	$24.637	$27.960	3,204
	2013	$27.960	$27.927	3,124
	2014	$27.927	$35.480	3,007
	2015	$35.480	$35.497	1,680

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.924	$10.148	14,647
	2007	$10.148	$10.404	14,304
	2008	$10.404	$10.396	12,029
	2009	$10.396	$10.212	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003

Mortality & Expense = 1.7

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.249	95,022
	2007	$10.249	$11.794	121,540
	2008	$11.794	$6.631	119,828
	2009	$6.631	$8.813	101,850
	2010	$8.813	$10.110	82,145
	2011	$10.110	$9.643	62,325
	2012	$9.643	$10.988	44,198
	2013	$10.988	$14.117	28,510
	2014	$14.117	$15.464	21,952
	2015	$15.464	$15.235	22,471

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.440	0
	2007	$10.440	$11.104	0
	2008	$11.104	$8.152	4,777
	2009	$8.152	$9.914	0
	2010	$9.914	$10.947	33,334
	2011	$10.947	$10.695	32,113
	2012	$10.695	$11.708	32,113
	2013	$11.708	$13.002	32,113
	2014	$13.002	$13.294	32,113
	2015	$13.294	$12.973	32,113

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.470	510
	2007	$10.470	$11.295	14,083
	2008	$11.295	$7.446	31,655
	2009	$7.446	$9.391	30,271
	2010	$9.391	$10.534	16,522
	2011	$10.534	$10.207	27,674
	2012	$10.207	$11.323	17,015
	2013	$11.323	$12.845	14,675
	2014	$12.845	$13.182	11,564
	2015	$13.182	$12.873	11,879

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.479	0
	2007	$10.479	$11.419	0
	2008	$11.419	$6.926	0
	2009	$6.926	$8.914	18,628
	2010	$8.914	$10.135	18,528
	2011	$10.135	$9.663	18,437
	2012	$9.663	$10.919	0
	2013	$10.919	$13.006	0
	2014	$13.006	$13.366	0
	2015	$13.366	$13.044	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.331	0
	2007	$10.331	$10.734	1,146
	2008	$10.734	$9.404	1,974
	2009	$9.404	$10.577	6,374
	2010	$10.577	$11.130	4,498
	2011	$11.130	$11.072	4,182
	2012	$11.072	$11.542	1,606
	2013	$11.542	$11.913	1,482
	2014	$11.913	$12.102	4,884
	2015	$12.102	$11.805	606

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$18.076	844

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.726	1,963
	2007	$9.726	$11.670	1,962
	2008	$11.670	$6.323	1,961
	2009	$6.323	$8.960	2,913
	2010	$8.960	$10.528	6,969
	2011	$10.528	$10.376	2,167
	2012	$10.376	$12.030	2,146
	2013	$12.030	$15.887	245
	2014	$15.887	$17.509	277
	2015	$17.509	$18.563	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.802	11,397
	2007	$10.802	$11.145	19,727
	2008	$11.145	$6.871	19,175
	2009	$6.871	$8.515	46,777
	2010	$8.515	$9.584	25,447
	2011	$9.584	$9.571	22,400
	2012	$9.571	$10.858	22,092
	2013	$10.858	$14.052	35,716
	2014	$14.052	$15.618	30,590
	2015	$15.618	$15.489	31,192

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.858	14,676
	2007	$9.858	$11.154	16,709
	2008	$11.154	$6.609	20,324
	2009	$6.609	$9.062	13,816
	2010	$9.062	$11.431	10,296
	2011	$11.431	$9.998	7,368
	2012	$9.998	$11.237	3,406
	2013	$11.237	$14.979	3,644
	2014	$14.979	$15.582	3,240
	2015	$15.582	$15.039	2,703

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.747	$16.894	188,552
	2007	$16.894	$15.958	139,484
	2008	$15.958	$10.154	101,422
	2009	$10.154	$12.607	83,954
	2010	$12.607	$14.432	74,980
	2011	$14.432	$14.501	58,350
	2012	$14.501	$15.966	52,951
	2013	$15.966	$20.302	35,300
	2014	$20.302	$21.738	32,759
	2015	$21.738	$21.133	28,352

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.183	$12.973	387,564
	2007	$12.973	$13.205	494,750
	2008	$13.205	$9.113	402,608
	2009	$9.113	$12.123	322,857
	2010	$12.123	$13.402	250,198
	2011	$13.402	$13.463	174,286
	2012	$13.463	$14.879	149,168
	2013	$14.879	$16.633	123,567
	2014	$16.633	$17.071	93,266
	2015	$17.071	$15.567	77,204

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.428	$11.347	231,859
	2007	$11.347	$11.825	261,540
	2008	$11.825	$7.595	206,440
	2009	$7.595	$9.667	176,468
	2010	$9.667	$10.584	131,212
	2011	$10.584	$10.228	115,643
	2012	$10.228	$11.276	93,635
	2013	$11.276	$14.230	69,695
	2014	$14.230	$15.701	56,680
	2015	$15.701	$16.271	50,551

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.996	28,333
	2007	$10.996	$12.065	63,878
	2008	$12.065	$8.469	41,181
	2009	$8.469	$10.246	30,134
	2010	$10.246	$11.255	29,019
	2011	$11.255	$10.716	17,504
	2012	$10.716	$11.917	9,003
	2013	$11.917	$14.920	8,846
	2014	$14.920	$15.474	6,429
	2015	$15.474	$14.627	5,838

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.193	$17.646	360,228
	2007	$17.646	$17.913	377,159
	2008	$17.913	$11.053	291,700
	2009	$11.053	$13.668	225,061
	2010	$13.668	$14.911	184,867
	2011	$14.911	$14.478	128,218
	2012	$14.478	$16.227	113,948
	2013	$16.227	$20.419	97,419
	2014	$20.419	$21.460	80,768
	2015	$21.460	$20.015	69,170

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.850	$21.636	129,132
	2007	$21.636	$20.719	100,872
	2008	$20.719	$13.616	83,904
	2009	$13.616	$17.253	73,316
	2010	$17.253	$21.705	57,604
	2011	$21.705	$20.494	51,312
	2012	$20.494	$23.803	40,491
	2013	$23.803	$31.817	28,253
	2014	$31.817	$31.393	23,416
	2015	$31.393	$28.525	22,832

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.463	$18.623	0
	2007	$18.623	$20.323	0
	2008	$20.323	$11.465	0
	2009	$11.465	$16.150	0
	2010	$16.150	$20.222	0
	2011	$20.222	$18.882	0
	2012	$18.882	$20.534	0
	2013	$20.534	$27.833	0
	2014	$27.833	$29.348	0
	2015	$29.348	$28.028	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.280	$10.492	60,733
	2007	$10.492	$10.972	86,497
	2008	$10.972	$11.582	212,257
	2009	$11.582	$11.715	179,558
	2010	$11.715	$12.101	146,399
	2011	$12.101	$12.547	115,441
	2012	$12.547	$12.542	68,546
	2013	$12.542	$12.029	34,608
	2014	$12.029	$12.201	28,149
	2015	$12.201	$12.027	24,976

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.790	$32.412	57,030
	2007	$32.412	$40.949	57,207
	2008	$40.949	$19.000	40,149
	2009	$19.000	$32.172	30,848
	2010	$32.172	$37.116	29,342
	2011	$37.116	$30.641	21,747
	2012	$30.641	$34.017	18,205
	2013	$34.017	$33.067	12,655
	2014	$33.067	$29.719	11,631
	2015	$29.719	$23.441	9,644

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.078	$20.349	175,585
	2007	$20.349	$23.048	203,640
	2008	$23.048	$13.482	170,021
	2009	$13.482	$18.126	149,751
	2010	$18.126	$19.279	116,310
	2011	$19.279	$16.904	84,668
	2012	$16.904	$19.607	64,788
	2013	$19.607	$23.656	50,196
	2014	$23.656	$20.625	44,070
	2015	$20.625	$18.921	38,521

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.784	$15.251	0
	2007	$15.251	$16.608	0
	2008	$16.608	$17.305	208
	2009	$17.305	$20.150	206
	2010	$20.150	$22.626	205
	2011	$22.626	$22.006	204
	2012	$22.006	$24.842	1,016
	2013	$24.842	$24.769	201
	2014	$24.769	$24.747	200
	2015	$24.747	$23.234	199

Invesco V.I. American Franchise Fund - Series II
	2006	$12.974	$13.064	55,144
	2007	$13.064	$14.948	43,465
	2008	$14.948	$7.462	39,518
	2009	$7.462	$12.127	27,121
	2010	$12.127	$14.226	32,896
	2011	$14.226	$13.066	27,542
	2012	$13.066	$14.536	19,431
	2013	$14.536	$19.937	9,050
	2014	$19.937	$21.158	8,825
	2015	$21.158	$21.744	9,167

Invesco V.I. American Value Fund - Series I
	2006	$12.433	$14.724	52,225
	2007	$14.724	$15.578	33,633
	2008	$15.578	$8.973	19,935
	2009	$8.973	$12.254	19,096
	2010	$12.254	$14.697	17,409
	2011	$14.697	$14.553	15,960
	2012	$14.553	$16.748	15,195
	2013	$16.748	$22.062	12,125
	2014	$22.062	$23.756	7,996
	2015	$23.756	$21.179	7,850

Invesco V.I. American Value Fund - Series II
	2006	$12.408	$14.685	48,721
	2007	$14.685	$15.522	62,653
	2008	$15.522	$8.920	58,629
	2009	$8.920	$12.179	49,333
	2010	$12.179	$14.599	30,523
	2011	$14.599	$14.442	27,949
	2012	$14.442	$16.588	25,085
	2013	$16.588	$21.797	19,018
	2014	$21.797	$23.412	17,641
	2015	$23.412	$20.820	13,981

Invesco V.I. Comstock Fund - Series II
	2006	$11.563	$13.166	173,439
	2007	$13.166	$12.615	176,320
	2008	$12.615	$7.945	143,986
	2009	$7.945	$10.009	117,239
	2010	$10.009	$11.362	99,392
	2011	$11.362	$10.912	59,938
	2012	$10.912	$12.732	44,559
	2013	$12.732	$16.945	34,417
	2014	$16.945	$18.137	33,816
	2015	$18.137	$16.692	29,482

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.531	$12.736	67,320
	2007	$12.736	$12.914	61,192
	2008	$12.914	$9.796	47,908
	2009	$9.796	$11.772	32,367
	2010	$11.772	$12.940	28,007
	2011	$12.940	$12.531	18,901
	2012	$12.531	$13.816	17,404
	2013	$13.816	$16.928	13,569
	2014	$16.928	$18.065	12,373
	2015	$18.065	$17.265	11,525

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.081	$18.299	168,659
	2007	$18.299	$18.404	150,651
	2008	$18.404	$12.240	121,217
	2009	$12.240	$14.904	101,888
	2010	$14.904	$16.405	81,877
	2011	$16.405	$15.731	65,425
	2012	$15.731	$17.648	50,725
	2013	$17.648	$23.161	40,053
	2014	$23.161	$24.988	35,755
	2015	$24.988	$23.703	34,499

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.109	$12.465	32,827
	2007	$12.465	$14.381	26,455
	2008	$14.381	$7.501	23,836
	2009	$7.501	$11.508	8,065
	2010	$11.508	$14.370	7,675
	2011	$14.370	$12.779	7,062
	2012	$12.779	$13.994	6,871
	2013	$13.994	$18.756	2,077
	2014	$18.756	$19.817	2,025
	2015	$19.817	$19.645	784

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.292	$11.040	114,882
	2007	$11.040	$11.501	130,274
	2008	$11.501	$9.305	99,340
	2009	$9.305	$12.261	98,247
	2010	$12.261	$13.511	84,062
	2011	$13.511	$13.837	71,174
	2012	$13.837	$15.276	50,663
	2013	$15.276	$16.213	35,236
	2014	$16.213	$16.598	31,777
	2015	$16.598	$16.035	30,326

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.442	$12.870	42,869
	2007	$12.870	$13.474	47,353
	2008	$13.474	$9.429	31,207
	2009	$9.429	$11.654	35,443
	2010	$11.654	$13.609	23,031
	2011	$13.609	$12.753	20,787
	2012	$12.753	$13.835	16,690
	2013	$13.835	$18.428	14,366
	2014	$18.428	$19.370	11,773
	2015	$19.370	$18.350	5,560

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.029	$12.691	96,962
	2007	$12.691	$12.878	110,080
	2008	$12.878	$8.032	67,946
	2009	$8.032	$9.370	65,181
	2010	$9.370	$10.794	57,123
	2011	$10.794	$9.946	43,213
	2012	$9.946	$10.937	38,432
	2013	$10.937	$14.582	30,144
	2014	$14.582	$15.402	28,748
	2015	$15.402	$14.678	21,800

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.431	$12.101	32,210
	2007	$12.101	$14.398	44,456
	2008	$14.398	$8.723	32,252
	2009	$8.723	$12.456	27,279
	2010	$12.456	$15.023	18,185
	2011	$15.023	$13.258	16,487
	2012	$13.258	$14.841	14,077
	2013	$14.841	$19.960	9,964
	2014	$19.960	$20.771	6,721
	2015	$20.771	$20.933	6,809

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.806	$13.001	188,920
	2007	$13.001	$12.828	202,350
	2008	$12.828	$7.632	166,949
	2009	$7.632	$9.480	141,824
	2010	$9.480	$11.667	103,251
	2011	$11.667	$10.987	81,668
	2012	$10.987	$12.347	60,437
	2013	$12.347	$15.787	47,295
	2014	$15.787	$17.274	41,009
	2015	$17.274	$16.306	36,094

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.208	$13.954	203,721
	2007	$13.954	$15.586	174,939
	2008	$15.586	$8.309	167,957
	2009	$8.309	$11.751	108,194
	2010	$11.751	$12.583	92,433
	2011	$12.583	$12.176	62,741
	2012	$12.176	$13.595	54,052
	2013	$13.595	$17.263	41,109
	2014	$17.263	$19.499	32,926
	2015	$19.499	$19.756	28,178

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.335	$15.592	117,082
	2007	$15.592	$15.829	86,099
	2008	$15.829	$8.756	45,492
	2009	$8.756	$10.446	43,525
	2010	$10.446	$11.548	40,480
	2011	$11.548	$11.374	32,357
	2012	$11.374	$12.509	28,402
	2013	$12.509	$13.847	20,381
	2014	$13.847	$14.675	19,793
	2015	$14.675	$14.479	18,087

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.143	$10.443	98,550
	2007	$10.443	$10.663	165,945
	2008	$10.663	$6.374	111,381
	2009	$6.374	$6.819	136,731
	2010	$6.819	$7.445	124,787
	2011	$7.445	$7.884	86,261
	2012	$7.884	$8.522	77,880
	2013	$8.522	$8.329	66,562
	2014	$8.329	$8.737	52,740
	2015	$8.737	$8.632	53,011

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.938	$16.060	53,784
	2007	$16.060	$16.706	40,435
	2008	$16.706	$8.324	23,954
	2009	$8.324	$10.801	22,320
	2010	$10.801	$13.475	18,468
	2011	$13.475	$13.332	16,426
	2012	$13.332	$15.193	12,882
	2013	$15.193	$20.217	7,300
	2014	$20.217	$20.930	3,366
	2015	$20.930	$21.838	2,948

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.563	$21.375	56,569
	2007	$21.375	$22.244	38,551
	2008	$22.244	$13.022	35,497
	2009	$13.022	$17.803	20,031
	2010	$17.803	$20.210	19,806
	2011	$20.210	$18.138	13,848
	2012	$18.138	$21.522	11,672
	2013	$21.522	$26.815	11,669
	2014	$26.815	$26.849	11,286
	2015	$26.849	$27.309	6,617

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.971	$13.647	289,729
	2007	$13.647	$14.667	231,759
	2008	$14.667	$12.305	174,839
	2009	$12.305	$14.295	157,374
	2010	$14.295	$16.097	126,241
	2011	$16.097	$15.896	106,665
	2012	$15.896	$17.645	111,749
	2013	$17.645	$17.248	89,800
	2014	$17.248	$17.344	84,371
	2015	$17.344	$16.592	72,242

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.822	$14.813	87,751
	2007	$14.813	$14.463	68,835
	2008	$14.463	$3.040	100,526
	2009	$3.040	$3.757	100,883
	2010	$3.757	$4.218	90,609
	2011	$4.218	$4.033	82,554
	2012	$4.033	$4.470	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$14.023	$15.790	267,841
	2007	$15.790	$16.133	246,982
	2008	$16.133	$9.714	205,707
	2009	$9.714	$12.198	163,749
	2010	$12.198	$13.862	128,839
	2011	$13.862	$13.557	105,658
	2012	$13.557	$15.510	82,324
	2013	$15.510	$20.001	61,705
	2014	$20.001	$21.664	54,991
	2015	$21.664	$21.915	52,940

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.440	$20.745	99,257
	2007	$20.745	$20.067	96,136
	2008	$20.067	$12.205	81,411
	2009	$12.205	$16.391	66,703
	2010	$16.391	$19.790	52,292
	2011	$19.790	$18.954	42,979
	2012	$18.954	$21.880	33,688
	2013	$21.880	$30.188	22,892
	2014	$30.188	$33.069	21,174
	2015	$33.069	$30.467	17,975

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.508	86,150
	2010	$12.508	$13.818	71,174
	2011	$13.818	$13.818	56,271
	2012	$13.818	$16.173	40,108
	2013	$16.173	$21.012	33,311
	2014	$21.012	$23.224	26,065
	2015	$23.224	$22.092	23,990

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.077	$14.360	90,231
	2007	$14.360	$14.222	96,261
	2008	$14.222	$8.271	75,553
	2009	$8.271	$10.194	64,248
	2010	$10.194	$11.084	54,814
	2011	$11.084	$11.176	44,860
	2012	$11.176	$12.339	40,504
	2013	$12.339	$14.296	34,487
	2014	$14.296	$15.524	31,437
	2015	$15.524	$15.058	26,838

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.956	$15.453	60,615
	2007	$15.453	$15.605	43,781
	2008	$15.605	$10.208	29,807
	2009	$10.208	$13.541	28,411
	2010	$13.541	$15.237	20,653
	2011	$15.237	$14.887	16,742
	2012	$14.887	$16.679	11,392
	2013	$16.679	$19.554	10,095
	2014	$19.554	$20.992	9,227
	2015	$20.992	$20.631	6,317

Putnam VT Global Health Care Fund - Class IB
	2006	$13.181	$13.294	18,764
	2007	$13.294	$12.963	18,138
	2008	$12.963	$10.547	10,577
	2009	$10.547	$13.038	10,326
	2010	$13.038	$13.107	9,565
	2011	$13.107	$12.709	9,334
	2012	$12.709	$15.244	8,493
	2013	$15.244	$21.188	8,216
	2014	$21.188	$26.534	5,834
	2015	$26.534	$28.059	5,596

Putnam VT Global Utilities Fund - Class IB
	2006	$17.849	$22.247	10,360
	2007	$22.247	$26.178	6,476
	2008	$26.178	$17.852	3,613
	2009	$17.852	$18.803	3,221
	2010	$18.803	$18.786	2,179
	2011	$18.786	$17.435	1,303
	2012	$17.435	$17.966	750
	2013	$17.966	$20.062	642
	2014	$20.062	$22.553	582
	2015	$22.553	$19.933	444

Putnam VT Growth and Income Fund - Class IB
	2006	$15.186	$17.270	80,694
	2007	$17.270	$15.919	50,554
	2008	$15.919	$9.574	36,588
	2009	$9.574	$12.193	33,424
	2010	$12.193	$13.683	28,080
	2011	$13.683	$12.802	23,449
	2012	$12.802	$14.963	19,816
	2013	$14.963	$19.918	17,367
	2014	$19.918	$21.639	14,420
	2015	$21.639	$19.632	7,811

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.626	$15.861	90,218
	2007	$15.861	$15.994	58,012
	2008	$15.994	$11.601	42,191
	2009	$11.601	$17.094	35,972
	2010	$17.094	$19.126	27,719
	2011	$19.126	$19.095	23,290
	2012	$19.095	$21.732	21,294
	2013	$21.732	$22.996	20,441
	2014	$22.996	$22.913	16,893
	2015	$22.913	$21.277	12,869

Putnam VT Income Fund - Class IB
	2006	$10.736	$11.009	273,762
	2007	$11.009	$11.364	261,358
	2008	$11.364	$8.482	187,980
	2009	$8.482	$12.204	155,591
	2010	$12.204	$13.155	137,161
	2011	$13.155	$13.553	112,600
	2012	$13.553	$14.725	98,649
	2013	$14.725	$14.717	82,063
	2014	$14.717	$15.371	75,483
	2015	$15.371	$14.860	67,297

Putnam VT International Equity Fund - Class IB
	2006	$16.778	$21.025	77,418
	2007	$21.025	$22.352	85,822
	2008	$22.352	$12.291	61,309
	2009	$12.291	$15.029	55,998
	2010	$15.029	$16.223	42,193
	2011	$16.223	$13.221	42,047
	2012	$13.221	$15.814	35,177
	2013	$15.814	$19.870	31,047
	2014	$19.870	$18.173	26,751
	2015	$18.173	$17.855	25,621

Putnam VT Investors Fund - Class IB
	2006	$15.313	$17.118	31,435
	2007	$17.118	$15.925	30,857
	2008	$15.925	$9.445	20,921
	2009	$9.445	$12.123	20,742
	2010	$12.123	$13.549	18,153
	2011	$13.549	$13.299	13,109
	2012	$13.299	$15.243	12,056
	2013	$15.243	$20.208	10,975
	2014	$20.208	$22.585	9,038
	2015	$22.585	$21.675	5,757

Putnam VT Money Market Fund - Class IB
	2006	$9.779	$10.017	361,573
	2007	$10.017	$10.297	440,143
	2008	$10.297	$10.362	253,914
	2009	$10.362	$10.187	299,181
	2010	$10.187	$9.998	235,439
	2011	$9.998	$9.811	185,102
	2012	$9.811	$9.626	195,023
	2013	$9.626	$9.445	202,977
	2014	$9.445	$9.267	128,634
	2015	$9.267	$9.093	109,177

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.750	$16.775	10,779
	2007	$16.775	$17.401	1,436
	2008	$17.401	$10.457	1,354
	2009	$10.457	$13.556	1,340
	2010	$13.556	$15.902	8,696
	2011	$15.902	$14.809	5,123
	2012	$14.809	$16.963	4,553
	2013	$16.963	$22.707	4,319
	2014	$22.707	$25.283	3,968
	2015	$25.283	$24.734	3,735

Putnam VT New Value Fund - Class IB
	2006	$17.132	$19.501	107,474
	2007	$19.501	$18.195	106,073
	2008	$18.195	$9.861	99,111
	2009	$9.861	$9.281	0

Putnam VT Research Fund - Class IB
	2006	$14.225	$15.536	7,965
	2007	$15.536	$15.326	2,938
	2008	$15.326	$9.240	8,334
	2009	$9.240	$12.074	1,607
	2010	$12.074	$13.786	1,178
	2011	$13.786	$13.290	1,134
	2012	$13.290	$15.374	1,074
	2013	$15.374	$20.116	1,014
	2014	$20.116	$22.669	930
	2015	$22.669	$21.897	860

Putnam VT Vista Fund - Class IB
	2006	$17.349	$17.950	12,560
	2007	$17.950	$18.280	11,929
	2008	$18.280	$9.766	8,243
	2009	$9.766	$13.293	7,996
	2010	$13.293	$15.159	0

Putnam VT Voyager Fund - Class IB
	2006	$13.237	$13.693	113,668
	2007	$13.693	$14.174	60,933
	2008	$14.174	$8.756	38,089
	2009	$8.756	$14.080	32,456
	2010	$14.080	$16.687	28,682
	2011	$16.687	$13.450	23,752
	2012	$13.450	$15.073	23,988
	2013	$15.073	$21.254	19,805
	2014	$21.254	$22.880	17,229
	2015	$22.880	$21.075	18,680

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.470	$17.905	27,849
	2007	$17.905	$18.688	22,251
	2008	$18.688	$15.588	18,058
	2009	$15.588	$19.899	16,169
	2010	$19.899	$21.425	18,257
	2011	$21.425	$22.468	16,110
	2012	$22.468	$25.983	14,409
	2013	$25.983	$23.260	10,953
	2014	$23.260	$23.480	9,982
	2015	$23.480	$22.765	7,060

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.155	$14.491	120,934
	2007	$14.491	$15.607	126,386
	2008	$15.607	$10.880	107,259
	2009	$10.880	$13.830	80,483
	2010	$13.830	$15.475	65,171
	2011	$15.475	$16.557	40,097
	2012	$16.557	$18.776	30,899
	2013	$18.776	$22.043	26,857
	2014	$22.043	$22.602	23,409
	2015	$22.602	$23.550	17,102

UIF Growth Portfolio, Class I
	2006	$12.195	$12.456	63,726
	2007	$12.456	$14.896	55,789
	2008	$14.896	$7.426	58,916
	2009	$7.426	$12.061	21,456
	2010	$12.061	$14.539	19,678
	2011	$14.539	$13.866	13,332
	2012	$13.866	$15.559	13,158
	2013	$15.559	$22.603	9,157
	2014	$22.603	$23.586	8,905
	2015	$23.586	$25.973	6,829

UIF Growth Portfolio, Class II
	2006	$12.142	$12.367	5,919
	2007	$12.367	$14.760	2,510
	2008	$14.760	$7.335	1,988
	2009	$7.335	$11.884	1,692
	2010	$11.884	$14.296	1,576
	2011	$14.296	$13.600	1,555
	2012	$13.600	$15.217	1,501
	2013	$15.217	$22.055	1,185
	2014	$22.055	$22.956	490
	2015	$22.956	$25.217	266

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.813	30,168
	2007	$9.813	$11.803	58,767
	2008	$11.803	$6.158	55,907
	2009	$6.158	$9.508	59,236
	2010	$9.508	$12.339	39,204
	2011	$12.339	$11.238	32,544
	2012	$11.238	$11.961	27,132
	2013	$11.961	$16.133	16,609
	2014	$16.133	$16.120	12,634
	2015	$16.120	$14.868	9,489

UIF Small Company Growth Portfolio, Class II
	2006	$17.534	$19.240	16,458
	2007	$19.240	$19.433	9,515
	2008	$19.433	$11.356	7,602
	2009	$11.356	$16.338	5,609
	2010	$16.338	$20.287	3,949
	2011	$20.287	$18.170	3,453
	2012	$18.170	$20.447	2,900
	2013	$20.447	$34.371	1,435
	2014	$34.371	$29.046	1,158
	2015	$29.046	$25.706	1,160

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.170	$29.946	74,616
	2007	$29.946	$24.303	74,887
	2008	$24.303	$14.769	56,202
	2009	$14.769	$18.618	43,984
	2010	$18.618	$23.660	33,638
	2011	$23.660	$24.528	25,408
	2012	$24.528	$27.823	22,092
	2013	$27.823	$27.775	17,923
	2014	$27.775	$35.270	18,089
	2015	$35.270	$35.268	15,201

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.914	$10.133	103,626
	2007	$10.133	$10.383	70,061
	2008	$10.383	$10.369	204,990
	2009	$10.369	$10.181	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.245	1,628
	2007	$10.245	$11.784	1,628
	2008	$11.784	$6.622	1,628
	2009	$6.622	$8.797	0
	2010	$8.797	$10.086	0
	2011	$10.086	$9.615	0
	2012	$9.615	$10.950	0
	2013	$10.950	$14.062	0
	2014	$14.062	$15.396	0
	2015	$15.396	$15.160	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.437	0
	2007	$10.437	$11.095	0
	2008	$11.095	$8.141	0
	2009	$8.141	$9.896	0
	2010	$9.896	$10.921	0
	2011	$10.921	$10.664	0
	2012	$10.664	$11.668	0
	2013	$11.668	$12.952	0
	2014	$12.952	$13.235	0
	2015	$13.235	$12.910	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.466	0
	2007	$10.466	$11.285	0
	2008	$11.285	$7.436	0
	2009	$7.436	$9.374	0
	2010	$9.374	$10.509	0
	2011	$10.509	$10.178	0
	2012	$10.178	$11.284	0
	2013	$11.284	$12.795	0
	2014	$12.795	$13.124	0
	2015	$13.124	$12.810	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.475	0
	2007	$10.475	$11.409	0
	2008	$11.409	$6.917	0
	2009	$6.917	$8.897	0
	2010	$8.897	$10.111	0
	2011	$10.111	$9.635	0
	2012	$9.635	$10.882	0
	2013	$10.882	$12.955	0
	2014	$12.955	$13.307	0
	2015	$13.307	$12.979	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.327	0
	2007	$10.327	$10.725	0
	2008	$10.725	$9.391	0
	2009	$9.391	$10.557	0
	2010	$10.557	$11.103	0
	2011	$11.103	$11.040	0
	2012	$11.040	$11.503	0
	2013	$11.503	$11.867	0
	2014	$11.867	$12.048	0
	2015	$12.048	$11.747	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.988	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.723	0
	2007	$9.723	$11.660	0
	2008	$11.660	$6.315	0
	2009	$6.315	$8.943	0
	2010	$8.943	$10.503	0
	2011	$10.503	$10.346	0
	2012	$10.346	$11.989	0
	2013	$11.989	$15.825	0
	2014	$15.825	$17.432	0
	2015	$17.432	$18.478	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.798	0
	2007	$10.798	$11.136	0
	2008	$11.136	$6.862	0
	2009	$6.862	$8.499	0
	2010	$8.499	$9.561	0
	2011	$9.561	$9.544	0
	2012	$9.544	$10.821	0
	2013	$10.821	$13.997	0
	2014	$13.997	$15.549	0
	2015	$15.549	$15.413	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.855	0
	2007	$9.855	$11.145	0
	2008	$11.145	$6.600	0
	2009	$6.600	$9.045	0
	2010	$9.045	$11.403	0
	2011	$11.403	$9.969	0
	2012	$9.969	$11.199	0
	2013	$11.199	$14.920	0
	2014	$14.920	$15.514	0
	2015	$15.514	$14.965	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.719	$16.853	2,364
	2007	$16.853	$15.911	1,226
	2008	$15.911	$10.119	1,299
	2009	$10.119	$12.558	1,168
	2010	$12.558	$14.368	1,095
	2011	$14.368	$14.429	845
	2012	$14.429	$15.879	434
	2013	$15.879	$20.181	386
	2014	$20.181	$21.597	384
	2015	$21.597	$20.985	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.173	$12.956	4,677
	2007	$12.956	$13.180	5,059
	2008	$13.180	$9.091	4,870
	2009	$9.091	$12.088	4,786
	2010	$12.088	$13.356	1,785
	2011	$13.356	$13.410	1,616
	2012	$13.410	$14.813	1,538
	2013	$14.813	$16.551	1,525
	2014	$16.551	$16.979	1,393
	2015	$16.979	$15.475	1,317

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.422	$11.334	0
	2007	$11.334	$11.805	0
	2008	$11.805	$7.579	0
	2009	$7.579	$9.641	0
	2010	$9.641	$10.550	0
	2011	$10.550	$10.190	0
	2012	$10.190	$11.228	0
	2013	$11.228	$14.163	0
	2014	$14.163	$15.619	0
	2015	$15.619	$16.178	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.992	264
	2007	$10.992	$12.055	264
	2008	$12.055	$8.457	264
	2009	$8.457	$10.227	0
	2010	$10.227	$11.228	0
	2011	$11.228	$10.685	0
	2012	$10.685	$11.876	0
	2013	$11.876	$14.862	0
	2014	$14.862	$15.406	0
	2015	$15.406	$14.555	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.164	$17.603	3,340
	2007	$17.603	$17.861	2,174
	2008	$17.861	$11.015	1,865
	2009	$11.015	$13.614	1,587
	2010	$13.614	$14.845	1,592
	2011	$14.845	$14.406	1,555
	2012	$14.406	$16.138	1,494
	2013	$16.138	$20.297	1,423
	2014	$20.297	$21.321	1,393
	2015	$21.321	$19.875	1,386

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.814	$21.583	1,460
	2007	$21.583	$20.659	752
	2008	$20.659	$13.569	737
	2009	$13.569	$17.185	716
	2010	$17.185	$21.608	711
	2011	$21.608	$20.393	256
	2012	$20.393	$23.673	242
	2013	$23.673	$31.626	223
	2014	$31.626	$31.190	225
	2015	$31.190	$28.325	222

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.429	$18.578	0
	2007	$18.578	$20.263	0
	2008	$20.263	$11.426	0
	2009	$11.426	$16.086	0
	2010	$16.086	$20.132	0
	2011	$20.132	$18.788	0
	2012	$18.788	$20.422	0
	2013	$20.422	$27.667	0
	2014	$27.667	$29.157	0
	2015	$29.157	$27.832	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.272	$10.477	0
	2007	$10.477	$10.952	0
	2008	$10.952	$11.555	0
	2009	$11.555	$11.681	0
	2010	$11.681	$12.060	0
	2011	$12.060	$12.498	0
	2012	$12.498	$12.486	0
	2013	$12.486	$11.970	0
	2014	$11.970	$12.135	0
	2015	$12.135	$11.956	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.741	$32.334	105
	2007	$32.334	$40.829	103
	2008	$40.829	$18.934	107
	2009	$18.934	$32.046	10
	2010	$32.046	$36.951	9
	2011	$36.951	$30.489	11
	2012	$30.489	$33.832	11
	2013	$33.832	$32.869	0
	2014	$32.869	$29.527	0
	2015	$29.527	$23.278	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.045	$20.300	2,456
	2007	$20.300	$22.981	1,852
	2008	$22.981	$13.435	1,887
	2009	$13.435	$18.055	1,011
	2010	$18.055	$19.193	994
	2011	$19.193	$16.820	1,009
	2012	$16.820	$19.500	957
	2013	$19.500	$23.514	916
	2014	$23.514	$20.491	948
	2015	$20.491	$18.789	433

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.758	$15.214	0
	2007	$15.214	$16.559	0
	2008	$16.559	$17.246	0
	2009	$17.246	$20.071	0
	2010	$20.071	$22.525	0
	2011	$22.525	$21.897	0
	2012	$21.897	$24.706	0
	2013	$24.706	$24.621	0
	2014	$24.621	$24.586	0
	2015	$24.586	$23.071	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.949	$13.032	1,207
	2007	$13.032	$14.905	425
	2008	$14.905	$7.437	415
	2009	$7.437	$12.080	390
	2010	$12.080	$14.163	386
	2011	$14.163	$13.001	385
	2012	$13.001	$14.456	381
	2013	$14.456	$19.818	354
	2014	$19.818	$21.021	352
	2015	$21.021	$21.592	349

Invesco V.I. American Value Fund - Series I
	2006	$12.423	$14.704	398
	2007	$14.704	$15.548	377
	2008	$15.548	$8.951	507
	2009	$8.951	$12.219	432
	2010	$12.219	$14.647	401
	2011	$14.647	$14.496	407
	2012	$14.496	$16.674	0
	2013	$16.674	$21.954	0
	2014	$21.954	$23.627	0
	2015	$23.627	$21.054	0

Invesco V.I. American Value Fund - Series II
	2006	$12.398	$14.665	0
	2007	$14.665	$15.493	0
	2008	$15.493	$8.899	0
	2009	$8.899	$12.144	0
	2010	$12.144	$14.550	0
	2011	$14.550	$14.386	0
	2012	$14.386	$16.515	0
	2013	$16.515	$21.690	0
	2014	$21.690	$23.285	0
	2015	$23.285	$20.697	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.554	$13.148	496
	2007	$13.148	$12.591	494
	2008	$12.591	$7.926	489
	2009	$7.926	$9.981	485
	2010	$9.981	$11.323	482
	2011	$11.323	$10.870	479
	2012	$10.870	$12.676	476
	2013	$12.676	$16.861	474
	2014	$16.861	$18.039	472
	2015	$18.039	$16.593	470

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.521	$12.719	435
	2007	$12.719	$12.890	434
	2008	$12.890	$9.773	363
	2009	$9.773	$11.738	389
	2010	$11.738	$12.896	369
	2011	$12.896	$12.482	347
	2012	$12.482	$13.755	331
	2013	$13.755	$16.845	300
	2014	$16.845	$17.967	263
	2015	$17.967	$17.163	237

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.051	$18.254	3,867
	2007	$18.254	$18.350	3,797
	2008	$18.350	$12.198	3,504
	2009	$12.198	$14.845	3,449
	2010	$14.845	$16.332	3,427
	2011	$16.332	$15.653	1,265
	2012	$15.653	$17.551	895
	2013	$17.551	$23.023	868
	2014	$23.023	$24.826	837
	2015	$24.826	$23.538	439

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.099	$12.449	602
	2007	$12.449	$14.354	526
	2008	$14.354	$7.483	612
	2009	$7.483	$11.474	509
	2010	$11.474	$14.321	471
	2011	$14.321	$12.729	442
	2012	$12.729	$13.933	439
	2013	$13.933	$18.664	401
	2014	$18.664	$19.709	392
	2015	$19.709	$19.528	357

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.286	$11.028	0
	2007	$11.028	$11.482	0
	2008	$11.482	$9.285	0
	2009	$9.285	$12.228	0
	2010	$12.228	$13.468	0
	2011	$13.468	$13.786	0
	2012	$13.786	$15.212	0
	2013	$15.212	$16.136	0
	2014	$16.136	$16.511	0
	2015	$16.511	$15.943	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.435	$12.855	431
	2007	$12.855	$13.452	416
	2008	$13.452	$9.409	380
	2009	$9.409	$11.622	392
	2010	$11.622	$13.566	351
	2011	$13.566	$12.706	341
	2012	$12.706	$13.777	331
	2013	$13.777	$18.341	276
	2014	$18.341	$19.269	245
	2015	$19.269	$18.245	223

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.022	$12.676	0
	2007	$12.676	$12.856	0
	2008	$12.856	$8.015	0
	2009	$8.015	$9.345	0
	2010	$9.345	$10.759	0
	2011	$10.759	$9.909	0
	2012	$9.909	$10.891	0
	2013	$10.891	$14.514	0
	2014	$14.514	$15.321	0
	2015	$15.321	$14.594	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.424	$12.087	459
	2007	$12.087	$14.374	459
	2008	$14.374	$8.704	459
	2009	$8.704	$12.423	0
	2010	$12.423	$14.975	0
	2011	$14.975	$13.209	0
	2012	$13.209	$14.779	0
	2013	$14.779	$19.866	0
	2014	$19.866	$20.663	0
	2015	$20.663	$20.814	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.799	$12.986	264
	2007	$12.986	$12.806	262
	2008	$12.806	$7.615	260
	2009	$7.615	$9.455	258
	2010	$9.455	$11.630	256
	2011	$11.630	$10.947	255
	2012	$10.947	$12.295	253
	2013	$12.295	$15.713	252
	2014	$15.713	$17.184	251
	2015	$17.184	$16.212	250

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.190	$13.928	1,333
	2007	$13.928	$15.549	873
	2008	$15.549	$8.285	965
	2009	$8.285	$11.711	879
	2010	$11.711	$12.534	644
	2011	$12.534	$12.123	634
	2012	$12.123	$13.528	638
	2013	$13.528	$17.170	554
	2014	$17.170	$19.384	554
	2015	$19.384	$19.629	547

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.307	$15.554	627
	2007	$15.554	$15.782	619
	2008	$15.782	$8.726	413
	2009	$8.726	$10.405	434
	2010	$10.405	$11.496	431
	2011	$11.496	$11.317	436
	2012	$11.317	$12.440	0
	2013	$12.440	$13.765	0
	2014	$13.765	$14.580	0
	2015	$14.580	$14.378	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.137	$10.431	0
	2007	$10.431	$10.646	0
	2008	$10.646	$6.360	0
	2009	$6.360	$6.801	0
	2010	$6.801	$7.421	0
	2011	$7.421	$7.855	0
	2012	$7.855	$8.486	0
	2013	$8.486	$8.290	0
	2014	$8.290	$8.692	0
	2015	$8.692	$8.583	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.907	$16.021	0
	2007	$16.021	$16.657	0
	2008	$16.657	$8.295	0
	2009	$8.295	$10.758	0
	2010	$10.758	$13.415	0
	2011	$13.415	$13.266	0
	2012	$13.266	$15.110	0
	2013	$15.110	$20.096	0
	2014	$20.096	$20.795	0
	2015	$20.795	$21.686	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.527	$21.324	583
	2007	$21.324	$22.179	431
	2008	$22.179	$12.977	166
	2009	$12.977	$17.733	151
	2010	$17.733	$20.120	0
	2011	$20.120	$18.048	0
	2012	$18.048	$21.405	0
	2013	$21.405	$26.655	0
	2014	$26.655	$26.675	0
	2015	$26.675	$27.118	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.946	$13.614	3,055
	2007	$13.614	$14.624	2,575
	2008	$14.624	$12.263	2,127
	2009	$12.263	$14.238	2,117
	2010	$14.238	$16.025	1,966
	2011	$16.025	$15.817	1,514
	2012	$15.817	$17.549	390
	2013	$17.549	$17.145	405
	2014	$17.145	$17.231	395
	2015	$17.231	$16.476	411

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.796	$14.777	0
	2007	$14.777	$14.421	0
	2008	$14.421	$3.030	0
	2009	$3.030	$3.742	0
	2010	$3.742	$4.199	0
	2011	$4.199	$4.013	0
	2012	$4.013	$4.446	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.997	$15.751	2,060
	2007	$15.751	$16.085	2,046
	2008	$16.085	$9.680	2,144
	2009	$9.680	$12.150	2,130
	2010	$12.150	$13.800	1,885
	2011	$13.800	$13.490	888
	2012	$13.490	$15.425	517
	2013	$15.425	$19.881	513
	2014	$19.881	$21.523	516
	2015	$21.523	$21.761	511

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.405	$20.695	517
	2007	$20.695	$20.009	511
	2008	$20.009	$12.163	537
	2009	$12.163	$16.327	380
	2010	$16.327	$19.701	359
	2011	$19.701	$18.860	333
	2012	$18.860	$21.761	305
	2013	$21.761	$30.007	245
	2014	$30.007	$32.854	240
	2015	$32.854	$30.254	227

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.458	449
	2010	$12.458	$13.757	453
	2011	$13.757	$13.750	453
	2012	$13.750	$16.085	22
	2013	$16.085	$20.886	0
	2014	$20.886	$23.074	0
	2015	$23.074	$21.938	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.052	$14.326	3,331
	2007	$14.326	$14.180	2,462
	2008	$14.180	$8.242	2,451
	2009	$8.242	$10.154	2,462
	2010	$10.154	$11.035	2,453
	2011	$11.035	$11.121	1,412
	2012	$11.121	$12.272	1,406
	2013	$12.272	$14.211	1,414
	2014	$14.211	$15.423	1,422
	2015	$15.423	$14.953	273

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.929	$15.416	2,580
	2007	$15.416	$15.559	1,737
	2008	$15.559	$10.173	1,477
	2009	$10.173	$13.488	1,456
	2010	$13.488	$15.169	1,449
	2011	$15.169	$14.813	943
	2012	$14.813	$16.588	936
	2013	$16.588	$19.437	930
	2014	$19.437	$20.856	924
	2015	$20.856	$20.487	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.156	$13.262	463
	2007	$13.262	$12.925	504
	2008	$12.925	$10.510	385
	2009	$10.510	$12.986	412
	2010	$12.986	$13.049	197
	2011	$13.049	$12.645	204
	2012	$12.645	$15.161	191
	2013	$15.161	$21.061	177
	2014	$21.061	$26.362	158
	2015	$26.362	$27.863	155

Putnam VT Global Utilities Fund - Class IB
	2006	$17.815	$22.194	0
	2007	$22.194	$26.101	0
	2008	$26.101	$17.790	0
	2009	$17.790	$18.729	0
	2010	$18.729	$18.702	0
	2011	$18.702	$17.348	0
	2012	$17.348	$17.868	0
	2013	$17.868	$19.942	0
	2014	$19.942	$22.407	0
	2015	$22.407	$19.793	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.157	$17.229	1,219
	2007	$17.229	$15.872	643
	2008	$15.872	$9.541	715
	2009	$9.541	$12.145	710
	2010	$12.145	$13.622	741
	2011	$13.622	$12.738	741
	2012	$12.738	$14.881	701
	2013	$14.881	$19.799	659
	2014	$19.799	$21.498	651
	2015	$21.498	$19.494	658

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.599	$15.823	18,522
	2007	$15.823	$15.948	19,017
	2008	$15.948	$11.561	18,761
	2009	$11.561	$17.027	18,223
	2010	$17.027	$19.041	17,768
	2011	$19.041	$19.000	17,765
	2012	$19.000	$21.614	15,639
	2013	$21.614	$22.859	15,622
	2014	$22.859	$22.765	15,332
	2015	$22.765	$21.128	0

Putnam VT Income Fund - Class IB
	2006	$10.715	$10.983	1,540
	2007	$10.983	$11.331	1,025
	2008	$11.331	$8.453	784
	2009	$8.453	$12.156	776
	2010	$12.156	$13.097	762
	2011	$13.097	$13.486	717
	2012	$13.486	$14.644	753
	2013	$14.644	$14.629	832
	2014	$14.629	$15.271	833
	2015	$15.271	$14.756	875

Putnam VT International Equity Fund - Class IB
	2006	$16.746	$20.975	1,510
	2007	$20.975	$22.286	1,227
	2008	$22.286	$12.248	401
	2009	$12.248	$14.969	384
	2010	$14.969	$16.151	392
	2011	$16.151	$13.156	413
	2012	$13.156	$15.727	403
	2013	$15.727	$19.752	373
	2014	$19.752	$18.056	393
	2015	$18.056	$17.730	378

Putnam VT Investors Fund - Class IB
	2006	$15.284	$17.076	0
	2007	$17.076	$15.878	0
	2008	$15.878	$9.412	103
	2009	$9.412	$12.075	0
	2010	$12.075	$13.489	0
	2011	$13.489	$13.233	0
	2012	$13.233	$15.160	0
	2013	$15.160	$20.087	0
	2014	$20.087	$22.438	0
	2015	$22.438	$21.524	0

Putnam VT Money Market Fund - Class IB
	2006	$9.761	$9.993	2,609
	2007	$9.993	$10.266	1,980
	2008	$10.266	$10.326	3,126
	2009	$10.326	$10.147	3,087
	2010	$10.147	$9.954	3,331
	2011	$9.954	$9.762	2,853
	2012	$9.762	$9.573	703
	2013	$9.573	$9.388	735
	2014	$9.388	$9.207	740
	2015	$9.207	$9.029	766

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.720	$16.735	0
	2007	$16.735	$17.350	0
	2008	$17.350	$10.421	0
	2009	$10.421	$13.503	0
	2010	$13.503	$15.831	654
	2011	$15.831	$14.735	625
	2012	$14.735	$16.870	618
	2013	$16.870	$22.572	590
	2014	$22.572	$25.119	576
	2015	$25.119	$24.561	536

Putnam VT New Value Fund - Class IB
	2006	$17.099	$19.453	857
	2007	$19.453	$18.141	537
	2008	$18.141	$9.827	481
	2009	$9.827	$9.248	0

Putnam VT Research Fund - Class IB
	2006	$14.198	$15.499	0
	2007	$15.499	$15.281	0
	2008	$15.281	$9.209	0
	2009	$9.209	$12.027	0
	2010	$12.027	$13.725	0
	2011	$13.725	$13.224	0
	2012	$13.224	$15.290	0
	2013	$15.290	$19.996	0
	2014	$19.996	$22.522	0
	2015	$22.522	$21.744	0

Putnam VT Vista Fund - Class IB
	2006	$17.316	$17.907	569
	2007	$17.907	$18.226	554
	2008	$18.226	$9.732	629
	2009	$9.732	$13.241	647
	2010	$13.241	$15.093	0

Putnam VT Voyager Fund - Class IB
	2006	$13.211	$13.660	3,934
	2007	$13.660	$14.133	3,053
	2008	$14.133	$8.726	3,054
	2009	$8.726	$14.025	2,649
	2010	$14.025	$16.613	2,558
	2011	$16.613	$13.383	2,646
	2012	$13.383	$14.990	2,633
	2013	$14.990	$21.127	2,500
	2014	$21.127	$22.731	2,444
	2015	$22.731	$20.928	1,263

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.438	$17.862	839
	2007	$17.862	$18.633	780
	2008	$18.633	$15.535	681
	2009	$15.535	$19.821	629
	2010	$19.821	$21.330	619
	2011	$21.330	$22.357	484
	2012	$22.357	$25.841	0
	2013	$25.841	$23.121	0
	2014	$23.121	$23.328	0
	2015	$23.328	$22.606	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.143	$14.469	355
	2007	$14.469	$15.575	353
	2008	$15.575	$10.852	349
	2009	$10.852	$13.788	347
	2010	$13.788	$15.420	344
	2011	$15.420	$16.490	342
	2012	$16.490	$18.690	340
	2013	$18.690	$21.931	339
	2014	$21.931	$22.476	337
	2015	$22.476	$23.407	336

UIF Growth Portfolio, Class I
	2006	$12.184	$12.439	0
	2007	$12.439	$14.868	0
	2008	$14.868	$7.408	0
	2009	$7.408	$12.027	0
	2010	$12.027	$14.490	0
	2011	$14.490	$13.812	0
	2012	$13.812	$15.490	0
	2013	$15.490	$22.492	0
	2014	$22.492	$23.459	0
	2015	$23.459	$25.819	0

UIF Growth Portfolio, Class II
	2006	$12.131	$12.350	80
	2007	$12.350	$14.732	71
	2008	$14.732	$7.317	92
	2009	$7.317	$11.850	76
	2010	$11.850	$14.248	71
	2011	$14.248	$13.547	72
	2012	$13.547	$15.150	71
	2013	$15.150	$21.946	0
	2014	$21.946	$22.831	0
	2015	$22.831	$25.068	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.809	0
	2007	$9.809	$11.793	0
	2008	$11.793	$6.150	0
	2009	$6.150	$9.490	0
	2010	$9.490	$12.310	0
	2011	$12.310	$11.205	0
	2012	$11.205	$11.920	0
	2013	$11.920	$16.070	0
	2014	$16.070	$16.049	0
	2015	$16.049	$14.795	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.510	$19.204	357
	2007	$19.204	$19.387	0
	2008	$19.387	$11.323	0
	2009	$11.323	$16.283	0
	2010	$16.283	$20.208	0
	2011	$20.208	$18.090	0
	2012	$18.090	$20.347	0
	2013	$20.347	$34.184	0
	2014	$34.184	$28.874	0
	2015	$28.874	$25.541	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.128	$29.874	1,114
	2007	$29.874	$24.232	1,111
	2008	$24.232	$14.718	1,270
	2009	$14.718	$18.545	1,095
	2010	$18.545	$23.555	958
	2011	$23.555	$24.407	834
	2012	$24.407	$27.671	372
	2013	$27.671	$27.609	382
	2014	$27.609	$35.041	365
	2015	$35.041	$35.022	356

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.904	$10.117	1,804
	2007	$10.117	$10.362	1,672
	2008	$10.362	$10.343	1,186
	2009	$10.343	$10.150	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option,

both added prior to May 1, 2003 or With the Enhanced Beneficiary Protection (Annual Increase) Option

added on or after May 1, 2003

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.242	8,349
	2007	$10.242	$11.774	21,067
	2008	$11.774	$6.613	16,803
	2009	$6.613	$8.780	16,911
	2010	$8.780	$10.062	11,791
	2011	$10.062	$9.588	7,876
	2012	$9.588	$10.913	7,020
	2013	$10.913	$14.007	4,389
	2014	$14.007	$15.328	4,162
	2015	$15.328	$15.085	3,964

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.433	0
	2007	$10.433	$11.085	0
	2008	$11.085	$8.130	0
	2009	$8.130	$9.877	8,807
	2010	$9.877	$10.895	9,885
	2011	$10.895	$10.633	7,781
	2012	$10.633	$11.628	7,308
	2013	$11.628	$12.901	6,852
	2014	$12.901	$13.177	6,331
	2015	$13.177	$12.846	26,944

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.463	6,764
	2007	$10.463	$11.275	11,814
	2008	$11.275	$7.426	10,842
	2009	$7.426	$9.356	4,233
	2010	$9.356	$10.484	4,203
	2011	$10.484	$10.148	4,170
	2012	$10.148	$11.246	4,140
	2013	$11.246	$12.745	4,111
	2014	$12.745	$13.066	4,082
	2015	$13.066	$12.747	4,051

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.399	0
	2008	$11.399	$6.907	0
	2009	$6.907	$8.881	0
	2010	$8.881	$10.087	0
	2011	$10.087	$9.607	0
	2012	$9.607	$10.845	0
	2013	$10.845	$12.905	0
	2014	$12.905	$13.248	0
	2015	$13.248	$12.915	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.324	0
	2007	$10.324	$10.716	0
	2008	$10.716	$9.378	0
	2009	$9.378	$10.537	0
	2010	$10.537	$11.077	0
	2011	$11.077	$11.008	0
	2012	$11.008	$11.463	0
	2013	$11.463	$11.821	0
	2014	$11.821	$11.995	0
	2015	$11.995	$11.690	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.899	807

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.720	0
	2007	$9.720	$11.650	0
	2008	$11.650	$6.306	2,030
	2009	$6.306	$8.926	2,015
	2010	$8.926	$10.478	5,213
	2011	$10.478	$10.316	7,912
	2012	$10.316	$11.948	1,972
	2013	$11.948	$15.763	2,972
	2014	$15.763	$17.355	1,791
	2015	$17.355	$18.393	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.794	0
	2007	$10.794	$11.126	0
	2008	$11.126	$6.853	1,020
	2009	$6.853	$8.483	1,012
	2010	$8.483	$9.539	1,729
	2011	$9.539	$9.516	998
	2012	$9.516	$10.784	2,665
	2013	$10.784	$13.942	1,538
	2014	$13.942	$15.481	1,337
	2015	$15.481	$15.337	782

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.852	1,804
	2007	$9.852	$11.135	1,455
	2008	$11.135	$6.591	1,155
	2009	$6.591	$9.028	1,044
	2010	$9.028	$11.376	6,236
	2011	$11.376	$9.940	3,312
	2012	$9.940	$11.161	4,941
	2013	$11.161	$14.862	3,770
	2014	$14.862	$15.445	3,609
	2015	$15.445	$14.891	3,089

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.695	$16.817	94,459
	2007	$16.817	$15.869	79,494
	2008	$15.869	$10.087	54,943
	2009	$10.087	$12.511	50,695
	2010	$12.511	$14.308	46,092
	2011	$14.308	$14.361	43,340
	2012	$14.361	$15.796	42,491
	2013	$15.796	$20.066	38,843
	2014	$20.066	$21.463	34,160
	2015	$21.463	$20.845	31,144

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.164	$12.938	138,742
	2007	$12.938	$13.155	134,476
	2008	$13.155	$9.070	100,997
	2009	$9.070	$12.054	82,699
	2010	$12.054	$13.311	63,795
	2011	$13.311	$13.358	52,594
	2012	$13.358	$14.748	45,006
	2013	$14.748	$16.469	44,964
	2014	$16.469	$16.887	41,400
	2015	$16.887	$15.383	47,643

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.415	$11.321	68,499
	2007	$11.321	$11.786	62,843
	2008	$11.786	$7.562	57,250
	2009	$7.562	$9.616	46,229
	2010	$9.616	$10.517	41,250
	2011	$10.517	$10.153	35,409
	2012	$10.153	$11.181	30,602
	2013	$11.181	$14.097	26,396
	2014	$14.097	$15.538	22,659
	2015	$15.538	$16.085	20,217

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.989	2,210
	2007	$10.989	$12.045	10,011
	2008	$12.045	$8.446	3,769
	2009	$8.446	$10.208	3,206
	2010	$10.208	$11.201	6,516
	2011	$11.201	$10.654	5,097
	2012	$10.654	$11.836	4,941
	2013	$11.836	$14.804	7,486
	2014	$14.804	$15.338	7,283
	2015	$15.338	$14.484	6,942

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.139	$17.566	141,029
	2007	$17.566	$17.813	144,092
	2008	$17.813	$10.980	107,997
	2009	$10.980	$13.564	96,889
	2010	$13.564	$14.783	80,057
	2011	$14.783	$14.338	67,838
	2012	$14.338	$16.054	64,018
	2013	$16.054	$20.181	56,748
	2014	$20.181	$21.189	50,897
	2015	$21.189	$19.742	45,856

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.784	$21.537	45,665
	2007	$21.537	$20.604	44,326
	2008	$20.604	$13.526	31,312
	2009	$13.526	$17.122	29,105
	2010	$17.122	$21.518	27,858
	2011	$21.518	$20.297	24,740
	2012	$20.297	$23.550	22,665
	2013	$23.550	$31.446	21,072
	2014	$31.446	$30.996	19,284
	2015	$30.996	$28.135	16,504

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.401	$18.538	3,227
	2007	$18.538	$20.209	1,135
	2008	$20.209	$11.389	1,076
	2009	$11.389	$16.027	806
	2010	$16.027	$20.048	535
	2011	$20.048	$18.700	528
	2012	$18.700	$20.316	529
	2013	$20.316	$27.509	499
	2014	$27.509	$28.976	234
	2015	$28.976	$27.645	222

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.263	$10.463	5,117
	2007	$10.463	$10.931	29,897
	2008	$10.931	$11.527	55,545
	2009	$11.527	$11.647	56,721
	2010	$11.647	$12.019	46,006
	2011	$12.019	$12.449	50,139
	2012	$12.449	$12.431	48,844
	2013	$12.431	$11.911	20,231
	2014	$11.911	$12.069	19,117
	2015	$12.069	$11.885	18,008

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.699	$32.264	11,880
	2007	$32.264	$40.721	15,205
	2008	$40.721	$18.874	14,594
	2009	$18.874	$31.928	12,136
	2010	$31.928	$36.796	11,156
	2011	$36.796	$30.347	2,181
	2012	$30.347	$33.656	2,425
	2013	$33.656	$32.682	2,334
	2014	$32.682	$29.343	2,131
	2015	$29.343	$23.121	1,810

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.017	$20.256	48,162
	2007	$20.256	$22.920	52,888
	2008	$22.920	$13.393	45,770
	2009	$13.393	$17.989	38,040
	2010	$17.989	$19.113	24,924
	2011	$19.113	$16.741	23,418
	2012	$16.741	$19.399	21,142
	2013	$19.399	$23.380	11,948
	2014	$23.380	$20.364	11,171
	2015	$20.364	$18.663	11,030

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.735	$15.182	1,864
	2007	$15.182	$16.515	468
	2008	$16.515	$17.191	286
	2009	$17.191	$19.997	296
	2010	$19.997	$22.431	282
	2011	$22.431	$21.794	198
	2012	$21.794	$24.578	191
	2013	$24.578	$24.481	207
	2014	$24.481	$24.434	204
	2015	$24.434	$22.916	196

Invesco V.I. American Franchise Fund - Series II
	2006	$12.928	$13.004	24,678
	2007	$13.004	$14.865	51,516
	2008	$14.865	$7.413	25,426
	2009	$7.413	$12.035	24,268
	2010	$12.035	$14.104	24,885
	2011	$14.104	$12.940	25,604
	2012	$12.940	$14.381	24,035
	2013	$14.381	$19.705	23,280
	2014	$19.705	$20.890	19,692
	2015	$20.890	$21.447	19,525

Invesco V.I. American Value Fund - Series I
	2006	$12.412	$14.684	12,357
	2007	$14.684	$15.519	8,281
	2008	$15.519	$8.930	6,457
	2009	$8.930	$12.184	7,351
	2010	$12.184	$14.597	7,173
	2011	$14.597	$14.439	6,652
	2012	$14.439	$16.601	8,686
	2013	$16.601	$21.846	7,752
	2014	$21.846	$23.499	6,277
	2015	$23.499	$20.929	2,654

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.387	$14.645	6,065
	2007	$14.645	$15.464	6,086
	2008	$15.464	$8.878	5,850
	2009	$8.878	$12.109	5,488
	2010	$12.109	$14.501	4,146
	2011	$14.501	$14.330	1,407
	2012	$14.330	$16.442	1,316
	2013	$16.442	$21.584	1,150
	2014	$21.584	$23.159	1,066
	2015	$23.159	$20.574	1,124

Invesco V.I. Comstock Fund - Series II
	2006	$11.544	$13.130	35,292
	2007	$13.130	$12.568	29,966
	2008	$12.568	$7.907	52,497
	2009	$7.907	$9.952	26,162
	2010	$9.952	$11.285	23,123
	2011	$11.285	$10.827	19,409
	2012	$10.827	$12.620	16,162
	2013	$12.620	$16.779	13,667
	2014	$16.779	$17.941	10,840
	2015	$17.941	$16.495	9,888

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.511	$12.702	11,816
	2007	$12.702	$12.866	11,931
	2008	$12.866	$9.750	8,295
	2009	$9.750	$11.705	11,744
	2010	$11.705	$12.852	7,746
	2011	$12.852	$12.433	5,036
	2012	$12.433	$13.695	5,086
	2013	$13.695	$16.762	4,941
	2014	$16.762	$17.869	4,862
	2015	$17.869	$17.061	5,614

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.024	$18.215	54,811
	2007	$18.215	$18.301	61,816
	2008	$18.301	$12.159	20,862
	2009	$12.159	$14.790	18,365
	2010	$14.790	$16.264	16,782
	2011	$16.264	$15.580	28,572
	2012	$15.580	$17.460	29,715
	2013	$17.460	$22.891	27,427
	2014	$22.891	$24.672	26,304
	2015	$24.672	$23.380	24,630

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.432	5,685
	2007	$12.432	$14.327	5,481
	2008	$14.327	$7.465	4,918
	2009	$7.465	$11.441	3,625
	2010	$11.441	$14.272	3,507
	2011	$14.272	$12.679	3,497
	2012	$12.679	$13.871	3,499
	2013	$13.871	$18.572	3,255
	2014	$18.572	$19.602	3,194
	2015	$19.602	$19.412	2,841

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.279	$11.015	33,173
	2007	$11.015	$11.463	37,013
	2008	$11.463	$9.265	33,186
	2009	$9.265	$12.196	48,968
	2010	$12.196	$13.425	33,317
	2011	$13.425	$13.735	17,042
	2012	$13.735	$15.148	16,539
	2013	$15.148	$16.060	15,583
	2014	$16.060	$16.425	10,773
	2015	$16.425	$15.852	10,121

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.427	$12.840	5,910
	2007	$12.840	$13.429	6,924
	2008	$13.429	$9.388	6,672
	2009	$9.388	$11.591	6,589
	2010	$11.591	$13.523	6,328
	2011	$13.523	$12.659	6,118
	2012	$12.659	$13.719	4,929
	2013	$13.719	$18.255	444
	2014	$18.255	$19.169	376
	2015	$19.169	$18.141	308

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.015	$12.662	12,101
	2007	$12.662	$12.835	12,806
	2008	$12.835	$7.998	12,188
	2009	$7.998	$9.320	14,539
	2010	$9.320	$10.725	14,045
	2011	$10.725	$9.873	14,659
	2012	$9.873	$10.845	14,461
	2013	$10.845	$14.446	10,025
	2014	$14.446	$15.242	7,863
	2015	$15.242	$14.511	7,743

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.417	$12.073	7,789
	2007	$12.073	$14.350	11,280
	2008	$14.350	$8.685	6,646
	2009	$8.685	$12.390	4,695
	2010	$12.390	$14.927	4,312
	2011	$14.927	$13.161	3,925
	2012	$13.161	$14.717	3,212
	2013	$14.717	$19.772	2,976
	2014	$19.772	$20.555	936
	2015	$20.555	$20.695	842

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.791	$12.971	64,141
	2007	$12.971	$12.785	70,453
	2008	$12.785	$7.599	52,425
	2009	$7.599	$9.430	48,096
	2010	$9.430	$11.593	43,844
	2011	$11.593	$10.907	38,770
	2012	$10.907	$12.244	35,475
	2013	$12.244	$15.639	28,419
	2014	$15.639	$17.094	27,723
	2015	$17.094	$16.120	26,783

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.172	$13.902	62,970
	2007	$13.902	$15.512	40,474
	2008	$15.512	$8.261	32,399
	2009	$8.261	$11.671	27,657
	2010	$11.671	$12.485	22,435
	2011	$12.485	$12.069	19,331
	2012	$12.069	$13.462	17,287
	2013	$13.462	$17.077	13,868
	2014	$17.077	$19.269	9,436
	2015	$19.269	$19.502	8,284

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.284	$15.521	24,243
	2007	$15.521	$15.740	21,953
	2008	$15.740	$8.698	20,542
	2009	$8.698	$10.366	18,169
	2010	$10.366	$11.448	17,402
	2011	$11.448	$11.264	14,697
	2012	$11.264	$12.376	14,679
	2013	$12.376	$13.686	13,661
	2014	$13.686	$14.489	13,583
	2015	$14.489	$14.281	12,245

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.130	$10.419	11,977
	2007	$10.419	$10.628	16,100
	2008	$10.628	$6.346	13,457
	2009	$6.346	$6.783	14,146
	2010	$6.783	$7.398	11,265
	2011	$7.398	$7.826	6,780
	2012	$7.826	$8.450	8,651
	2013	$8.450	$8.251	9,453
	2014	$8.251	$8.646	7,828
	2015	$8.646	$8.534	6,498

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.881	$15.986	14,857
	2007	$15.986	$16.612	21,826
	2008	$16.612	$8.269	21,237
	2009	$8.269	$10.719	21,317
	2010	$10.719	$13.359	20,854
	2011	$13.359	$13.203	18,927
	2012	$13.203	$15.032	18,436
	2013	$15.032	$19.981	18,080
	2014	$19.981	$20.666	16,328
	2015	$20.666	$21.540	13,774

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.497	$21.278	26,606
	2007	$21.278	$22.120	16,588
	2008	$22.120	$12.936	12,950
	2009	$12.936	$17.668	8,435
	2010	$17.668	$20.036	7,870
	2011	$20.036	$17.963	6,826
	2012	$17.963	$21.293	6,393
	2013	$21.293	$26.503	4,698
	2014	$26.503	$26.510	4,342
	2015	$26.510	$26.936	1,647

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.925	$13.585	120,111
	2007	$13.585	$14.585	98,494
	2008	$14.585	$12.224	73,208
	2009	$12.224	$14.186	70,528
	2010	$14.186	$15.958	60,264
	2011	$15.958	$15.743	48,359
	2012	$15.743	$17.458	48,928
	2013	$17.458	$17.047	46,252
	2014	$17.047	$17.124	40,535
	2015	$17.124	$16.365	39,934

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.773	$14.746	29,398
	2007	$14.746	$14.383	27,217
	2008	$14.383	$3.020	36,485
	2009	$3.020	$3.728	43,853
	2010	$3.728	$4.182	39,511
	2011	$4.182	$3.994	37,859
	2012	$3.994	$4.423	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.974	$15.718	90,105
	2007	$15.718	$16.043	88,455
	2008	$16.043	$9.650	76,397
	2009	$9.650	$12.105	74,565
	2010	$12.105	$13.742	69,472
	2011	$13.742	$13.427	65,423
	2012	$13.427	$15.345	62,431
	2013	$15.345	$19.768	55,407
	2014	$19.768	$21.390	46,447
	2015	$21.390	$21.615	40,662

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.375	$20.650	26,846
	2007	$20.650	$19.955	17,283
	2008	$19.955	$12.125	15,428
	2009	$12.125	$16.267	14,004
	2010	$16.267	$19.619	10,738
	2011	$19.619	$18.771	9,907
	2012	$18.771	$21.648	7,960
	2013	$21.648	$29.836	9,461
	2014	$29.836	$32.650	3,321
	2015	$32.650	$30.051	2,827

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.412	21,105
	2010	$12.412	$13.699	17,892
	2011	$13.699	$13.685	15,566
	2012	$13.685	$16.001	15,820
	2013	$16.001	$20.767	12,933
	2014	$20.767	$22.931	10,840
	2015	$22.931	$21.790	6,732

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.031	$14.295	32,030
	2007	$14.295	$14.143	26,082
	2008	$14.143	$8.216	13,669
	2009	$8.216	$10.117	11,649
	2010	$10.117	$10.989	9,930
	2011	$10.989	$11.069	9,084
	2012	$11.069	$12.208	9,800
	2013	$12.208	$14.130	9,341
	2014	$14.130	$15.328	5,390
	2015	$15.328	$14.853	4,730

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.906	$15.383	5,394
	2007	$15.383	$15.518	13,028
	2008	$15.518	$10.141	9,407
	2009	$10.141	$13.438	2,884
	2010	$13.438	$15.106	2,622
	2011	$15.106	$14.744	2,165
	2012	$14.744	$16.502	1,553
	2013	$16.502	$19.326	710
	2014	$19.326	$20.726	665
	2015	$20.726	$20.349	461

Putnam VT Global Health Care Fund - Class IB
	2006	$13.135	$13.234	11,694
	2007	$13.234	$12.891	9,373
	2008	$12.891	$10.477	7,694
	2009	$10.477	$12.939	7,464
	2010	$12.939	$12.994	7,462
	2011	$12.994	$12.586	7,361
	2012	$12.586	$15.082	7,198
	2013	$15.082	$20.941	6,698
	2014	$20.941	$26.198	543
	2015	$26.198	$27.676	507

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.786	$22.146	2,097
	2007	$22.146	$26.032	2,047
	2008	$26.032	$17.734	1,355
	2009	$17.734	$18.660	1,325
	2010	$18.660	$18.624	1,255
	2011	$18.624	$17.267	1,212
	2012	$17.267	$17.775	1,178
	2013	$17.775	$19.829	412
	2014	$19.829	$22.268	205
	2015	$22.268	$19.660	180

Putnam VT Growth and Income Fund - Class IB
	2006	$15.132	$17.192	20,592
	2007	$17.192	$15.830	13,453
	2008	$15.830	$9.511	8,550
	2009	$9.511	$12.101	7,896
	2010	$12.101	$13.565	1,536
	2011	$13.565	$12.679	1,507
	2012	$12.679	$14.804	1,304
	2013	$14.804	$19.686	950
	2014	$19.686	$21.365	931
	2015	$21.365	$19.363	910

Putnam VT High Yield Fund - Class IB
	2006	$14.575	$15.789	34,430
	2007	$15.789	$15.905	27,408
	2008	$15.905	$11.525	18,832
	2009	$11.525	$16.964	16,426
	2010	$16.964	$18.962	14,287
	2011	$18.962	$18.911	11,566
	2012	$18.911	$21.501	10,849
	2013	$21.501	$22.729	12,665
	2014	$22.729	$22.624	10,644
	2015	$22.624	$20.987	13,199

Putnam VT Income Fund - Class IB
	2006	$10.697	$10.959	121,324
	2007	$10.959	$11.301	78,045
	2008	$11.301	$8.426	56,342
	2009	$8.426	$12.111	49,632
	2010	$12.111	$13.042	63,947
	2011	$13.042	$13.423	57,158
	2012	$13.423	$14.568	27,291
	2013	$14.568	$14.545	25,534
	2014	$14.545	$15.176	21,422
	2015	$15.176	$14.657	20,645

Putnam VT International Equity Fund - Class IB
	2006	$16.719	$20.930	21,423
	2007	$20.930	$22.227	19,093
	2008	$22.227	$12.210	14,119
	2009	$12.210	$14.914	13,920
	2010	$14.914	$16.083	13,542
	2011	$16.083	$13.094	12,089
	2012	$13.094	$15.646	10,912
	2013	$15.646	$19.639	8,782
	2014	$19.639	$17.943	7,775
	2015	$17.943	$17.611	7,548

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.259	$17.040	11,544
	2007	$17.040	$15.836	10,778
	2008	$15.836	$9.382	9,692
	2009	$9.382	$12.030	9,626
	2010	$12.030	$13.432	9,588
	2011	$13.432	$13.171	9,492
	2012	$13.171	$15.081	8,788
	2013	$15.081	$19.973	8,050
	2014	$19.973	$22.299	5,739
	2015	$22.299	$21.379	839

Putnam VT Money Market Fund - Class IB
	2006	$9.745	$9.971	125,915
	2007	$9.971	$10.239	113,685
	2008	$10.239	$10.293	95,120
	2009	$10.293	$10.109	132,432
	2010	$10.109	$9.912	95,806
	2011	$9.912	$9.716	70,871
	2012	$9.716	$9.523	62,487
	2013	$9.523	$9.335	58,879
	2014	$9.335	$9.150	53,930
	2015	$9.150	$8.969	69,187

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.694	$16.699	10,261
	2007	$16.699	$17.304	9,259
	2008	$17.304	$10.388	9,099
	2009	$10.388	$13.453	7,714
	2010	$13.453	$15.765	15,399
	2011	$15.765	$14.666	13,139
	2012	$14.666	$16.783	12,293
	2013	$16.783	$22.443	10,462
	2014	$22.443	$24.963	8,894
	2015	$24.963	$24.396	1,061

Putnam VT New Value Fund - Class IB
	2006	$17.071	$19.412	25,548
	2007	$19.412	$18.093	22,953
	2008	$18.093	$9.796	23,236
	2009	$9.796	$9.219	0

Putnam VT Research Fund - Class IB
	2006	$14.175	$15.465	9,088
	2007	$15.465	$15.241	6,869
	2008	$15.241	$9.179	6,038
	2009	$9.179	$11.982	3,823
	2010	$11.982	$13.667	3,727
	2011	$13.667	$13.162	3,700
	2012	$13.162	$15.211	3,622
	2013	$15.211	$19.882	3,521
	2014	$19.882	$22.382	837
	2015	$22.382	$21.598	814

Putnam VT Vista Fund - Class IB
	2006	$17.288	$17.868	9,085
	2007	$17.868	$18.178	8,004
	2008	$18.178	$9.701	7,870
	2009	$9.701	$13.192	7,119
	2010	$13.192	$15.032	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.190	$13.631	32,555
	2007	$13.631	$14.095	15,742
	2008	$14.095	$8.699	13,149
	2009	$8.699	$13.973	10,312
	2010	$13.973	$16.544	9,649
	2011	$16.544	$13.321	9,087
	2012	$13.321	$14.912	8,522
	2013	$14.912	$21.007	8,120
	2014	$21.007	$22.590	7,144
	2015	$22.590	$20.787	7,026

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.411	$17.824	5,072
	2007	$17.824	$18.584	5,129
	2008	$18.584	$15.486	3,333
	2009	$15.486	$19.748	17,710
	2010	$19.748	$21.241	15,578
	2011	$21.241	$22.252	15,407
	2012	$22.252	$25.707	3,415
	2013	$25.707	$22.989	2,474
	2014	$22.989	$23.183	1,767
	2015	$23.183	$22.454	1,528

UIF Global Franchise Portfolio, Class II
	2006	$12.131	$14.447	24,446
	2007	$14.447	$15.543	16,771
	2008	$15.543	$10.825	33,803
	2009	$10.825	$13.746	13,325
	2010	$13.746	$15.365	12,183
	2011	$15.365	$16.423	10,657
	2012	$16.423	$18.605	10,199
	2013	$18.605	$21.820	12,451
	2014	$21.820	$22.350	10,426
	2015	$22.350	$23.264	9,928

UIF Growth Portfolio, Class I
	2006	$12.174	$12.422	14,406
	2007	$12.422	$14.840	11,317
	2008	$14.840	$7.390	12,972
	2009	$7.390	$11.992	9,169
	2010	$11.992	$14.441	7,921
	2011	$14.441	$13.758	14,655
	2012	$13.758	$15.422	14,441
	2013	$15.422	$22.381	8,294
	2014	$22.381	$23.331	147
	2015	$23.331	$25.666	124

UIF Growth Portfolio, Class II
	2006	$12.121	$12.333	6,509
	2007	$12.333	$14.705	6,024
	2008	$14.705	$7.300	10,574
	2009	$7.300	$11.816	5,881
	2010	$11.816	$14.199	1,740
	2011	$14.199	$13.494	1,641
	2012	$13.494	$15.083	1,577
	2013	$15.083	$21.839	0
	2014	$21.839	$22.707	0
	2015	$22.707	$24.919	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.806	3,567
	2007	$9.806	$11.783	16,833
	2008	$11.783	$6.142	12,954
	2009	$6.142	$9.473	9,275
	2010	$9.473	$12.280	6,938
	2011	$12.280	$11.173	2,145
	2012	$11.173	$11.880	1,794
	2013	$11.880	$16.008	1,446
	2014	$16.008	$15.978	1,355
	2015	$15.978	$14.722	1,338

UIF Small Company Growth Portfolio, Class II
	2006	$17.487	$19.168	6,208
	2007	$19.168	$19.341	6,492
	2008	$19.341	$11.291	7,929
	2009	$11.291	$16.228	5,873
	2010	$16.228	$20.129	2,621
	2011	$20.129	$18.010	2,616
	2012	$18.010	$20.247	3,046
	2013	$20.247	$33.999	1,388
	2014	$33.999	$28.703	1,528
	2015	$28.703	$25.376	1,447

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.091	$29.810	37,124
	2007	$29.810	$24.167	24,342
	2008	$24.167	$14.671	18,591
	2009	$14.671	$18.476	17,145
	2010	$18.476	$23.456	13,316
	2011	$23.456	$24.292	11,372
	2012	$24.292	$27.527	11,061
	2013	$27.527	$27.452	11,047
	2014	$27.452	$34.823	10,093
	2015	$34.823	$34.787	8,383

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.894	$10.102	58,215
	2007	$10.102	$10.341	31,920
	2008	$10.341	$10.317	18,841
	2009	$10.317	$10.119	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection

(Annual Increase) Option, added prior to May 1, 2003

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.238	0
	2007	$10.238	$11.764	0
	2008	$11.764	$6.604	0
	2009	$6.604	$8.764	0
	2010	$8.764	$10.038	0
	2011	$10.038	$9.560	0
	2012	$9.560	$10.876	0
	2013	$10.876	$13.952	0
	2014	$13.952	$15.260	0
	2015	$15.260	$15.011	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.429	0
	2007	$10.429	$11.076	0
	2008	$11.076	$8.119	0
	2009	$8.119	$9.859	0
	2010	$9.859	$10.869	0
	2011	$10.869	$10.603	0
	2012	$10.603	$11.589	0
	2013	$11.589	$12.851	0
	2014	$12.851	$13.118	0
	2015	$13.118	$12.783	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.459	0
	2007	$10.459	$11.266	0
	2008	$11.266	$7.416	0
	2009	$7.416	$9.338	0
	2010	$9.338	$10.459	0
	2011	$10.459	$10.119	0
	2012	$10.119	$11.207	0
	2013	$11.207	$12.695	0
	2014	$12.695	$13.008	0
	2015	$13.008	$12.684	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.468	0
	2007	$10.468	$11.389	0
	2008	$11.389	$6.898	0
	2009	$6.898	$8.864	0
	2010	$8.864	$10.063	0
	2011	$10.063	$9.579	0
	2012	$9.579	$10.808	0
	2013	$10.808	$12.854	0
	2014	$12.854	$13.189	0
	2015	$13.189	$12.852	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.320	0
	2007	$10.320	$10.707	0
	2008	$10.707	$9.366	0
	2009	$9.366	$10.518	0
	2010	$10.518	$11.051	0
	2011	$11.051	$10.976	0
	2012	$10.976	$11.424	0
	2013	$11.424	$11.774	0
	2014	$11.774	$11.942	0
	2015	$11.942	$11.632	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.811	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.716	0
	2007	$9.716	$11.640	0
	2008	$11.640	$6.297	0
	2009	$6.297	$8.909	0
	2010	$8.909	$10.453	0
	2011	$10.453	$10.286	0
	2012	$10.286	$11.907	0
	2013	$11.907	$15.702	0
	2014	$15.702	$17.279	0
	2015	$17.279	$18.309	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.791	0
	2007	$10.791	$11.117	0
	2008	$11.117	$6.843	0
	2009	$6.843	$8.467	0
	2010	$8.467	$9.516	0
	2011	$9.516	$9.488	0
	2012	$9.488	$10.747	0
	2013	$10.747	$13.888	0
	2014	$13.888	$15.412	0
	2015	$15.412	$15.261	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.848	0
	2007	$9.848	$11.126	0
	2008	$11.126	$6.582	0
	2009	$6.582	$9.011	0
	2010	$9.011	$11.349	0
	2011	$11.349	$9.911	0
	2012	$9.911	$11.123	0
	2013	$11.123	$14.804	0
	2014	$14.804	$15.377	0
	2015	$15.377	$14.818	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.675	$16.785	1,929
	2007	$16.785	$15.831	2,036
	2008	$15.831	$10.058	2,014
	2009	$10.058	$12.469	2,121
	2010	$12.469	$14.252	2,062
	2011	$14.252	$14.298	1,891
	2012	$14.298	$15.719	1,845
	2013	$15.719	$19.957	1,828
	2014	$19.957	$21.336	1,734
	2015	$21.336	$20.710	1,572

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.154	$12.920	0
	2007	$12.920	$13.131	0
	2008	$13.131	$9.048	0
	2009	$9.048	$12.019	0
	2010	$12.019	$13.266	0
	2011	$13.266	$13.306	0
	2012	$13.306	$14.683	0
	2013	$14.683	$16.388	0
	2014	$16.388	$16.795	0
	2015	$16.795	$15.292	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.409	$11.308	0
	2007	$11.308	$11.766	0
	2008	$11.766	$7.546	0
	2009	$7.546	$9.590	0
	2010	$9.590	$10.483	0
	2011	$10.483	$10.115	0
	2012	$10.115	$11.134	0
	2013	$11.134	$14.030	0
	2014	$14.030	$15.457	0
	2015	$15.457	$15.993	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.985	0
	2007	$10.985	$12.034	0
	2008	$12.034	$8.434	0
	2009	$8.434	$10.189	0
	2010	$10.189	$11.174	0
	2011	$11.174	$10.623	0
	2012	$10.623	$11.796	0
	2013	$11.796	$14.746	0
	2014	$14.746	$15.270	0
	2015	$15.270	$14.412	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.118	$17.533	193
	2007	$17.533	$17.771	182
	2008	$17.771	$10.948	167
	2009	$10.948	$13.518	174
	2010	$13.518	$14.725	176
	2011	$14.725	$14.275	172
	2012	$14.275	$15.975	162
	2013	$15.975	$20.072	156
	2014	$20.072	$21.063	152
	2015	$21.063	$19.614	147

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.758	$21.497	4,065
	2007	$21.497	$20.555	2,263
	2008	$20.555	$13.487	2,882
	2009	$13.487	$17.064	2,531
	2010	$17.064	$21.434	2,493
	2011	$21.434	$20.208	2,472
	2012	$20.208	$23.434	2,252
	2013	$23.434	$31.275	985
	2014	$31.275	$30.812	756
	2015	$30.812	$27.954	738

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.377	$18.503	0
	2007	$18.503	$20.161	0
	2008	$20.161	$11.357	0
	2009	$11.357	$15.973	0
	2010	$15.973	$19.969	0
	2011	$19.969	$18.618	0
	2012	$18.618	$20.216	0
	2013	$20.216	$27.360	0
	2014	$27.360	$28.804	0
	2015	$28.804	$27.467	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.254	$10.449	0
	2007	$10.449	$10.911	0
	2008	$10.911	$11.500	0
	2009	$11.500	$11.614	0
	2010	$11.614	$11.978	0
	2011	$11.978	$12.401	0
	2012	$12.401	$12.376	0
	2013	$12.376	$11.853	0
	2014	$11.853	$12.004	0
	2015	$12.004	$11.815	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.664	$32.204	523
	2007	$32.204	$40.624	425
	2008	$40.624	$18.820	464
	2009	$18.820	$31.819	413
	2010	$31.819	$36.653	372
	2011	$36.653	$30.213	417
	2012	$30.213	$33.490	438
	2013	$33.490	$32.504	519
	2014	$32.504	$29.169	565
	2015	$29.169	$22.972	663

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.994	$20.219	1,672
	2007	$20.219	$22.865	1,634
	2008	$22.865	$13.354	1,550
	2009	$13.354	$17.927	1,474
	2010	$17.927	$19.038	1,551
	2011	$19.038	$16.667	1,578
	2012	$16.667	$19.303	1,649
	2013	$19.303	$23.253	1,595
	2014	$23.253	$20.243	1,698
	2015	$20.243	$18.542	1,766

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.716	$15.154	0
	2007	$15.154	$16.476	0
	2008	$16.476	$17.142	0
	2009	$17.142	$19.929	0
	2010	$19.929	$22.344	0
	2011	$22.344	$21.698	0
	2012	$21.698	$24.457	0
	2013	$24.457	$24.348	0
	2014	$24.348	$24.289	0
	2015	$24.289	$22.769	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.911	$12.980	0
	2007	$12.980	$14.830	0
	2008	$14.830	$7.392	0
	2009	$7.392	$11.994	0
	2010	$11.994	$14.049	0
	2011	$14.049	$12.883	0
	2012	$12.883	$14.311	0
	2013	$14.311	$19.598	0
	2014	$19.598	$20.766	0
	2015	$20.766	$21.309	0

Invesco V.I. American Value Fund - Series I
	2006	$12.402	$14.664	2,222
	2007	$14.664	$15.490	54
	2008	$15.490	$8.909	55
	2009	$8.909	$12.149	61
	2010	$12.149	$14.548	59
	2011	$14.548	$14.383	59
	2012	$14.383	$16.527	52
	2013	$16.527	$21.738	0
	2014	$21.738	$23.371	0
	2015	$23.371	$20.805	0

Invesco V.I. American Value Fund - Series II
	2006	$12.377	$14.626	0
	2007	$14.626	$15.435	0
	2008	$15.435	$8.857	0
	2009	$8.857	$12.074	0
	2010	$12.074	$14.451	0
	2011	$14.451	$14.274	0
	2012	$14.274	$16.370	0
	2013	$16.370	$21.477	0
	2014	$21.477	$23.033	0
	2015	$23.033	$20.452	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.534	$13.112	0
	2007	$13.112	$12.544	0
	2008	$12.544	$7.889	0
	2009	$7.889	$9.923	0
	2010	$9.923	$11.246	0
	2011	$11.246	$10.785	0
	2012	$10.785	$12.564	0
	2013	$12.564	$16.696	0
	2014	$16.696	$17.844	0
	2015	$17.844	$16.397	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.501	$12.684	0
	2007	$12.684	$12.842	0
	2008	$12.842	$9.726	0
	2009	$9.726	$11.671	0
	2010	$11.671	$12.808	0
	2011	$12.808	$12.384	0
	2012	$12.384	$13.634	0
	2013	$13.634	$16.680	0
	2014	$16.680	$17.772	0
	2015	$17.772	$16.959	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.003	$18.181	0
	2007	$18.181	$18.258	0
	2008	$18.258	$12.124	0
	2009	$12.124	$14.740	0
	2010	$14.740	$16.200	0
	2011	$16.200	$15.511	0
	2012	$15.511	$17.374	0
	2013	$17.374	$22.767	0
	2014	$22.767	$24.525	0
	2015	$24.525	$23.229	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.078	$12.415	2,300
	2007	$12.415	$14.300	60
	2008	$14.300	$7.447	69
	2009	$7.447	$11.408	65
	2010	$11.408	$14.224	61
	2011	$14.224	$12.630	64
	2012	$12.630	$13.810	61
	2013	$13.810	$18.480	0
	2014	$18.480	$19.496	0
	2015	$19.496	$19.297	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.273	$11.003	0
	2007	$11.003	$11.444	0
	2008	$11.444	$9.244	0
	2009	$9.244	$12.163	0
	2010	$12.163	$13.382	0
	2011	$13.382	$13.685	0
	2012	$13.685	$15.085	0
	2013	$15.085	$15.985	0
	2014	$15.985	$16.339	0
	2015	$16.339	$15.761	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.420	$12.826	0
	2007	$12.826	$13.407	0
	2008	$13.407	$9.368	0
	2009	$9.368	$11.560	0
	2010	$11.560	$13.480	0
	2011	$13.480	$12.612	0
	2012	$12.612	$13.662	0
	2013	$13.662	$18.169	0
	2014	$18.169	$19.069	0
	2015	$19.069	$18.037	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.008	$12.647	0
	2007	$12.647	$12.814	0
	2008	$12.814	$7.980	0
	2009	$7.980	$9.295	0
	2010	$9.295	$10.691	0
	2011	$10.691	$9.836	0
	2012	$9.836	$10.800	0
	2013	$10.800	$14.378	0
	2014	$14.378	$15.162	0
	2015	$15.162	$14.427	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.409	$12.060	6,856
	2007	$12.060	$14.326	6,825
	2008	$14.326	$8.666	6,794
	2009	$8.666	$12.357	6,750
	2010	$12.357	$14.880	6,720
	2011	$14.880	$13.112	6,689
	2012	$13.112	$14.655	6,656
	2013	$14.655	$19.679	6,626
	2014	$19.679	$20.448	6,596
	2015	$20.448	$20.576	6,566

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.784	$12.956	0
	2007	$12.956	$12.764	0
	2008	$12.764	$7.582	0
	2009	$7.582	$9.405	0
	2010	$9.405	$11.556	0
	2011	$11.556	$10.866	0
	2012	$10.866	$12.192	0
	2013	$12.192	$15.565	0
	2014	$15.565	$17.005	0
	2015	$17.005	$16.027	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.154	$13.876	0
	2007	$13.876	$15.475	0
	2008	$15.475	$8.237	0
	2009	$8.237	$11.632	0
	2010	$11.632	$12.437	0
	2011	$12.437	$12.016	0
	2012	$12.016	$13.395	0
	2013	$13.395	$16.984	0
	2014	$16.984	$19.154	0
	2015	$19.154	$19.377	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.265	$15.492	0
	2007	$15.492	$15.703	0
	2008	$15.703	$8.673	0
	2009	$8.673	$10.331	0
	2010	$10.331	$11.404	0
	2011	$11.404	$11.214	0
	2012	$11.214	$12.315	0
	2013	$12.315	$13.612	0
	2014	$13.612	$14.403	0
	2015	$14.403	$14.189	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.124	$10.407	0
	2007	$10.407	$10.611	0
	2008	$10.611	$6.333	0
	2009	$6.333	$6.765	0
	2010	$6.765	$7.374	0
	2011	$7.374	$7.797	0
	2012	$7.797	$8.415	0
	2013	$8.415	$8.212	0
	2014	$8.212	$8.601	0
	2015	$8.601	$8.485	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.860	$15.957	1,653
	2007	$15.957	$16.573	1,592
	2008	$16.573	$8.245	1,831
	2009	$8.245	$10.682	2,256
	2010	$10.682	$13.307	2,164
	2011	$13.307	$13.145	1,856
	2012	$13.145	$14.958	1,836
	2013	$14.958	$19.873	1,861
	2014	$19.873	$20.543	2,039
	2015	$20.543	$21.401	1,886

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.472	$21.238	0
	2007	$21.238	$22.068	0
	2008	$22.068	$12.898	0
	2009	$12.898	$17.608	0
	2010	$17.608	$19.958	0
	2011	$19.958	$17.884	0
	2012	$17.884	$21.189	0
	2013	$21.189	$26.359	0
	2014	$26.359	$26.352	0
	2015	$26.352	$26.763	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.907	$13.559	0
	2007	$13.559	$14.550	0
	2008	$14.550	$12.189	0
	2009	$12.189	$14.138	0
	2010	$14.138	$15.896	0
	2011	$15.896	$15.673	0
	2012	$15.673	$17.372	9,015
	2013	$17.372	$16.955	5,354
	2014	$16.955	$17.023	4,070
	2015	$17.023	$16.260	3,963

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.755	$14.718	13,757
	2007	$14.718	$14.349	11,371
	2008	$14.349	$3.011	16,548
	2009	$3.011	$3.716	36,069
	2010	$3.716	$4.165	35,577
	2011	$4.165	$3.976	33,744
	2012	$3.976	$4.402	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.955	$15.688	214
	2007	$15.688	$16.005	197
	2008	$16.005	$9.622	192
	2009	$9.622	$12.064	198
	2010	$12.064	$13.689	191
	2011	$13.689	$13.368	182
	2012	$13.368	$15.269	169
	2013	$15.269	$19.661	164
	2014	$19.661	$21.263	151
	2015	$21.263	$21.476	136

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.350	$20.612	1,878
	2007	$20.612	$19.908	210
	2008	$19.908	$12.090	209
	2009	$12.090	$16.211	207
	2010	$16.211	$19.542	206
	2011	$19.542	$18.688	205
	2012	$18.688	$21.541	204
	2013	$21.541	$29.674	203
	2014	$29.674	$32.457	202
	2015	$32.457	$29.857	197

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.370	9,490
	2010	$12.370	$13.646	9,774
	2011	$13.646	$13.625	9,418
	2012	$13.625	$15.923	8,729
	2013	$15.923	$20.654	4,672
	2014	$20.654	$22.794	3,544
	2015	$22.794	$21.650	3,408

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.013	$14.268	235
	2007	$14.268	$14.109	228
	2008	$14.109	$8.193	201
	2009	$8.193	$10.082	229
	2010	$10.082	$10.946	235
	2011	$10.946	$11.020	222
	2012	$11.020	$12.148	211
	2013	$12.148	$14.053	222
	2014	$14.053	$15.237	211
	2015	$15.237	$14.757	197

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.887	$15.354	0
	2007	$15.354	$15.481	0
	2008	$15.481	$10.112	0
	2009	$10.112	$13.393	0
	2010	$13.393	$15.047	0
	2011	$15.047	$14.679	0
	2012	$14.679	$16.420	0
	2013	$16.420	$19.221	0
	2014	$19.221	$20.603	0
	2015	$20.603	$20.218	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.117	$13.209	1,306
	2007	$13.209	$12.860	1,404
	2008	$12.860	$10.447	1,123
	2009	$10.447	$12.895	1,213
	2010	$12.895	$12.944	1,308
	2011	$12.944	$12.531	1,281
	2012	$12.531	$15.008	1,239
	2013	$15.008	$20.827	1,224
	2014	$20.827	$26.042	1,081
	2015	$26.042	$27.498	1,005

Putnam VT Global Utilities Fund - Class IB
	2006	$17.762	$22.105	0
	2007	$22.105	$25.970	0
	2008	$25.970	$17.683	0
	2009	$17.683	$18.596	0
	2010	$18.596	$18.551	0
	2011	$18.551	$17.191	0
	2012	$17.191	$17.688	0
	2013	$17.688	$19.721	0
	2014	$19.721	$22.136	0
	2015	$22.136	$19.534	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.111	$17.160	1,860
	2007	$17.160	$15.793	1,972
	2008	$15.793	$9.483	2,013
	2009	$9.483	$12.060	2,127
	2010	$12.060	$13.512	2,150
	2011	$13.512	$12.623	2,134
	2012	$12.623	$14.731	1,971
	2013	$14.731	$19.579	1,696
	2014	$19.579	$21.238	1,562
	2015	$21.238	$19.239	1,502

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.555	$15.759	3,081
	2007	$15.759	$15.867	3,049
	2008	$15.867	$11.492	2,643
	2009	$11.492	$16.907	1,697
	2010	$16.907	$18.888	1,661
	2011	$18.888	$18.828	1,637
	2012	$18.828	$21.395	1,602
	2013	$21.395	$22.605	1,557
	2014	$22.605	$22.489	1,535
	2015	$22.489	$20.851	1,541

Putnam VT Income Fund - Class IB
	2006	$10.683	$10.939	4,708
	2007	$10.939	$11.274	1,086
	2008	$11.274	$8.402	862
	2009	$8.402	$12.070	770
	2010	$12.070	$12.991	755
	2011	$12.991	$13.363	670
	2012	$13.363	$14.496	756
	2013	$14.496	$14.466	394
	2014	$14.466	$15.086	402
	2015	$15.086	$14.563	398

Putnam VT International Equity Fund - Class IB
	2006	$16.696	$20.891	1,654
	2007	$20.891	$22.174	3,116
	2008	$22.174	$12.174	3,738
	2009	$12.174	$14.864	3,467
	2010	$14.864	$16.021	3,544
	2011	$16.021	$13.036	3,675
	2012	$13.036	$15.569	3,653
	2013	$15.569	$19.532	2,590
	2014	$19.532	$17.837	2,397
	2015	$17.837	$17.497	2,335

Putnam VT Investors Fund - Class IB
	2006	$15.238	$17.008	200
	2007	$17.008	$15.799	198
	2008	$15.799	$9.355	191
	2009	$9.355	$11.989	200
	2010	$11.989	$13.380	199
	2011	$13.380	$13.113	184
	2012	$13.113	$15.007	172
	2013	$15.007	$19.864	162
	2014	$19.864	$22.166	146
	2015	$22.166	$21.241	136

Putnam VT Money Market Fund - Class IB
	2006	$9.732	$9.953	81
	2007	$9.953	$10.215	87
	2008	$10.215	$10.264	63
	2009	$10.264	$10.075	68
	2010	$10.075	$9.873	77
	2011	$9.873	$9.673	73
	2012	$9.673	$9.477	88
	2013	$9.477	$9.284	0
	2014	$9.284	$9.096	0
	2015	$9.096	$8.911	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.673	$16.668	0
	2007	$16.668	$17.263	0
	2008	$17.263	$10.358	0
	2009	$10.358	$13.408	0
	2010	$13.408	$15.703	3,043
	2011	$15.703	$14.601	2,933
	2012	$14.601	$16.700	2,744
	2013	$16.700	$22.321	1,219
	2014	$22.321	$24.815	777
	2015	$24.815	$24.239	718

Putnam VT New Value Fund - Class IB
	2006	$17.048	$19.375	7,438
	2007	$19.375	$18.050	7,286
	2008	$18.050	$9.767	10,881
	2009	$9.767	$9.191	0

Putnam VT Research Fund - Class IB
	2006	$14.156	$15.436	0
	2007	$15.436	$15.204	0
	2008	$15.204	$9.153	0
	2009	$9.153	$11.942	0
	2010	$11.942	$13.614	0
	2011	$13.614	$13.104	0
	2012	$13.104	$15.136	0
	2013	$15.136	$19.774	0
	2014	$19.774	$22.249	0
	2015	$22.249	$21.459	0

Putnam VT Vista Fund - Class IB
	2006	$17.264	$17.835	2,790
	2007	$17.835	$18.134	2,439
	2008	$18.134	$9.673	3,809
	2009	$9.673	$13.148	3,181
	2010	$13.148	$14.975	0

Putnam VT Voyager Fund - Class IB
	2006	$13.172	$13.605	12,848
	2007	$13.605	$14.062	14,015
	2008	$14.062	$8.673	16,623
	2009	$8.673	$13.926	12,913
	2010	$13.926	$16.479	12,587
	2011	$16.479	$13.262	13,541
	2012	$13.262	$14.839	13,311
	2013	$14.839	$20.893	9,626
	2014	$20.893	$22.456	8,651
	2015	$22.456	$20.653	8,750

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.389	$17.790	0
	2007	$17.790	$18.540	0
	2008	$18.540	$15.441	0
	2009	$15.441	$19.681	0
	2010	$19.681	$21.158	0
	2011	$21.158	$22.154	0
	2012	$22.154	$25.580	0
	2013	$25.580	$22.864	0
	2014	$22.864	$23.045	0
	2015	$23.045	$22.310	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.118	$14.425	0
	2007	$14.425	$15.511	0
	2008	$15.511	$10.797	0
	2009	$10.797	$13.704	0
	2010	$13.704	$15.310	0
	2011	$15.310	$16.356	0
	2012	$16.356	$18.519	0
	2013	$18.519	$21.709	0
	2014	$21.709	$22.225	0
	2015	$22.225	$23.122	0

UIF Growth Portfolio, Class I
	2006	$12.164	$12.405	0
	2007	$12.405	$14.813	0
	2008	$14.813	$7.373	0
	2009	$7.373	$11.957	0
	2010	$11.957	$14.391	0
	2011	$14.391	$13.704	0
	2012	$13.704	$15.354	0
	2013	$15.354	$22.271	0
	2014	$22.271	$23.205	0
	2015	$23.205	$25.513	0

UIF Growth Portfolio, Class II
	2006	$12.111	$12.316	0
	2007	$12.316	$14.677	0
	2008	$14.677	$7.282	0
	2009	$7.282	$11.781	0
	2010	$11.781	$14.151	0
	2011	$14.151	$13.441	0
	2012	$13.441	$15.017	0
	2013	$15.017	$21.731	0
	2014	$21.731	$22.584	0
	2015	$22.584	$24.771	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.803	0
	2007	$9.803	$11.773	0
	2008	$11.773	$6.133	0
	2009	$6.133	$9.455	0
	2010	$9.455	$12.251	0
	2011	$12.251	$11.140	0
	2012	$11.140	$11.839	0
	2013	$11.839	$15.945	0
	2014	$15.945	$15.907	0
	2015	$15.907	$14.649	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.463	$19.132	0
	2007	$19.132	$19.295	0
	2008	$19.295	$11.258	0
	2009	$11.258	$16.173	0
	2010	$16.173	$20.051	0
	2011	$20.051	$17.930	0
	2012	$17.930	$20.147	0
	2013	$20.147	$33.814	0
	2014	$33.814	$28.532	0
	2015	$28.532	$25.213	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.061	$29.754	0
	2007	$29.754	$24.110	0
	2008	$24.110	$14.629	0
	2009	$14.629	$18.414	0
	2010	$18.414	$23.365	0
	2011	$23.365	$24.185	0
	2012	$24.185	$27.391	0
	2013	$27.391	$27.303	0
	2014	$27.303	$34.617	0
	2015	$34.617	$34.562	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.884	$10.086	0
	2007	$10.086	$10.320	0
	2008	$10.320	$10.290	0
	2009	$10.290	$10.089	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or

Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the

Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.235	0
	2007	$10.235	$11.754	0
	2008	$11.754	$6.595	0
	2009	$6.595	$8.747	0
	2010	$8.747	$10.014	0
	2011	$10.014	$9.532	0
	2012	$9.532	$10.839	0
	2013	$10.839	$13.897	0
	2014	$13.897	$15.193	0
	2015	$15.193	$14.937	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.426	0
	2007	$10.426	$11.066	0
	2008	$11.066	$8.108	0
	2009	$8.108	$9.840	0
	2010	$9.840	$10.843	0
	2011	$10.843	$10.572	0
	2012	$10.572	$11.549	0
	2013	$11.549	$12.800	0
	2014	$12.800	$13.061	0
	2015	$13.061	$12.720	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.455	0
	2007	$10.455	$11.256	0
	2008	$11.256	$7.406	0
	2009	$7.406	$9.321	0
	2010	$9.321	$10.434	0
	2011	$10.434	$10.089	0
	2012	$10.089	$11.169	0
	2013	$11.169	$12.646	0
	2014	$12.646	$12.950	0
	2015	$12.950	$12.622	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.464	0
	2007	$10.464	$11.380	0
	2008	$11.380	$6.888	0
	2009	$6.888	$8.847	0
	2010	$8.847	$10.039	0
	2011	$10.039	$9.552	0
	2012	$9.552	$10.771	0
	2013	$10.771	$12.804	0
	2014	$12.804	$13.131	0
	2015	$13.131	$12.789	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.317	0
	2007	$10.317	$10.698	0
	2008	$10.698	$9.353	0
	2009	$9.353	$10.498	0
	2010	$10.498	$11.024	0
	2011	$11.024	$10.944	0
	2012	$10.944	$11.386	0
	2013	$11.386	$11.728	0
	2014	$11.728	$11.890	0
	2015	$11.890	$11.575	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.723	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.713	0
	2007	$9.713	$11.630	0
	2008	$11.630	$6.289	0
	2009	$6.289	$8.893	0
	2010	$8.893	$10.428	0
	2011	$10.428	$10.257	0
	2012	$10.257	$11.867	0
	2013	$11.867	$15.640	0
	2014	$15.640	$17.202	0
	2015	$17.202	$18.225	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.787	0
	2007	$10.787	$11.107	0
	2008	$11.107	$6.834	0
	2009	$6.834	$8.451	0
	2010	$8.451	$9.493	0
	2011	$9.493	$9.461	0
	2012	$9.461	$10.711	0
	2013	$10.711	$13.833	0
	2014	$13.833	$15.344	0
	2015	$15.344	$15.186	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.845	0
	2007	$9.845	$11.116	0
	2008	$11.116	$6.573	0
	2009	$6.573	$8.994	0
	2010	$8.994	$11.322	0
	2011	$11.322	$9.883	0
	2012	$9.883	$11.085	0
	2013	$11.085	$14.746	0
	2014	$14.746	$15.309	0
	2015	$15.309	$14.745	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.647	$16.745	208
	2007	$16.745	$15.785	2,106
	2008	$15.785	$10.023	1,350
	2009	$10.023	$12.420	830
	2010	$12.420	$14.188	325
	2011	$14.188	$14.227	230
	2012	$14.227	$15.632	214
	2013	$15.632	$19.837	187
	2014	$19.837	$21.197	168
	2015	$21.197	$20.565	154

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.145	$12.903	452
	2007	$12.903	$13.106	2,155
	2008	$13.106	$9.027	658
	2009	$9.027	$11.984	316
	2010	$11.984	$13.221	0
	2011	$13.221	$13.254	0
	2012	$13.254	$14.618	0
	2013	$14.618	$16.308	0
	2014	$16.308	$16.704	0
	2015	$16.704	$15.201	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.402	$11.295	0
	2007	$11.295	$11.747	4,544
	2008	$11.747	$7.530	2,486
	2009	$7.530	$9.564	446
	2010	$9.564	$10.450	463
	2011	$10.450	$10.078	451
	2012	$10.078	$11.087	460
	2013	$11.087	$13.964	442
	2014	$13.964	$15.376	411
	2015	$15.376	$15.901	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.981	0
	2007	$10.981	$12.024	0
	2008	$12.024	$8.423	0
	2009	$8.423	$10.169	0
	2010	$10.169	$11.148	0
	2011	$11.148	$10.592	0
	2012	$10.592	$11.756	0
	2013	$11.756	$14.689	0
	2014	$14.689	$15.203	0
	2015	$15.203	$14.341	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.089	$17.490	257
	2007	$17.490	$17.719	3,705
	2008	$17.719	$10.910	2,612
	2009	$10.910	$13.465	2,687
	2010	$13.465	$14.660	2,703
	2011	$14.660	$14.204	2,617
	2012	$14.204	$15.887	2,557
	2013	$15.887	$19.952	2,434
	2014	$19.952	$20.926	2,199
	2015	$20.926	$19.477	1,846

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.722	$21.445	0
	2007	$21.445	$20.495	2,275
	2008	$20.495	$13.440	1,693
	2009	$13.440	$16.996	1,040
	2010	$16.996	$21.338	643
	2011	$21.338	$20.107	610
	2012	$20.107	$23.306	582
	2013	$23.306	$31.088	505
	2014	$31.088	$30.612	495
	2015	$30.612	$27.758	409

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.344	$18.459	323
	2007	$18.459	$20.102	0
	2008	$20.102	$11.317	0
	2009	$11.317	$15.909	0
	2010	$15.909	$19.880	0
	2011	$19.880	$18.525	0
	2012	$18.525	$20.105	0
	2013	$20.105	$27.196	0
	2014	$27.196	$28.617	0
	2015	$28.617	$27.275	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.245	$10.435	0
	2007	$10.435	$10.891	45,574
	2008	$10.891	$11.472	45,571
	2009	$11.472	$11.580	45,193
	2010	$11.580	$11.937	44,845
	2011	$11.937	$12.352	0
	2012	$12.352	$12.322	0
	2013	$12.322	$11.794	0
	2014	$11.794	$11.938	0
	2015	$11.938	$11.744	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.615	$32.126	0
	2007	$32.126	$40.505	157
	2008	$40.505	$18.755	198
	2009	$18.755	$31.694	27
	2010	$31.694	$36.489	27
	2011	$36.489	$30.063	30
	2012	$30.063	$33.307	31
	2013	$33.307	$32.310	38
	2014	$32.310	$28.980	44
	2015	$28.980	$22.812	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.961	$20.170	156
	2007	$20.170	$22.798	33,984
	2008	$22.798	$13.308	32,528
	2009	$13.308	$17.857	31,608
	2010	$17.857	$18.954	31,189
	2011	$18.954	$16.584	791
	2012	$16.584	$19.197	801
	2013	$19.197	$23.114	777
	2014	$23.114	$20.112	801
	2015	$20.112	$18.413	720

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.690	$15.117	0
	2007	$15.117	$16.428	0
	2008	$16.428	$17.083	0
	2009	$17.083	$19.850	0
	2010	$19.850	$22.244	0
	2011	$22.244	$21.590	0
	2012	$21.590	$24.323	0
	2013	$24.323	$24.203	0
	2014	$24.203	$24.131	0
	2015	$24.131	$22.610	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.886	$12.948	187
	2007	$12.948	$14.786	225
	2008	$14.786	$7.366	238
	2009	$7.366	$11.947	182
	2010	$11.947	$13.986	162
	2011	$13.986	$12.819	124
	2012	$12.819	$14.232	118
	2013	$14.232	$19.480	99
	2014	$19.480	$20.631	86
	2015	$20.631	$21.160	75

Invesco V.I. American Value Fund - Series I
	2006	$12.391	$14.644	857
	2007	$14.644	$15.461	806
	2008	$15.461	$8.887	946
	2009	$8.887	$12.113	916
	2010	$12.113	$14.498	849
	2011	$14.498	$14.327	827
	2012	$14.327	$16.454	765
	2013	$16.454	$21.631	648
	2014	$21.631	$23.244	592
	2015	$23.244	$20.681	591

Invesco V.I. American Value Fund - Series II
	2006	$12.366	$14.606	0
	2007	$14.606	$15.406	0
	2008	$15.406	$8.836	0
	2009	$8.836	$12.039	0
	2010	$12.039	$14.402	0
	2011	$14.402	$14.218	0
	2012	$14.218	$16.297	0
	2013	$16.297	$21.372	0
	2014	$21.372	$22.908	0
	2015	$22.908	$20.330	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.524	$13.094	357
	2007	$13.094	$12.521	1,877
	2008	$12.521	$7.870	952
	2009	$7.870	$9.894	173
	2010	$9.894	$11.208	173
	2011	$11.208	$10.743	169
	2012	$10.743	$12.509	163
	2013	$12.509	$16.614	148
	2014	$16.614	$17.747	142
	2015	$17.747	$16.300	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.492	$12.667	0
	2007	$12.667	$12.818	86,523
	2008	$12.818	$9.703	86,523
	2009	$9.703	$11.637	86,523
	2010	$11.637	$12.765	86,523
	2011	$12.765	$12.336	0
	2012	$12.336	$13.574	0
	2013	$13.574	$16.598	0
	2014	$16.598	$17.676	0
	2015	$17.676	$16.859	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.972	$18.137	0
	2007	$18.137	$18.204	2,689
	2008	$18.204	$12.082	1,383
	2009	$12.082	$14.682	1,182
	2010	$14.682	$16.128	1,202
	2011	$16.128	$15.434	1,209
	2012	$15.434	$17.279	1,166
	2013	$17.279	$22.631	1,036
	2014	$22.631	$24.366	958
	2015	$24.366	$23.066	865

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.068	$12.398	0
	2007	$12.398	$14.274	0
	2008	$14.274	$7.430	0
	2009	$7.430	$11.375	0
	2010	$11.375	$14.175	0
	2011	$14.175	$12.581	0
	2012	$12.581	$13.749	0
	2013	$13.749	$18.389	0
	2014	$18.389	$19.390	0
	2015	$19.390	$19.182	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.266	$10.990	0
	2007	$10.990	$11.425	46,285
	2008	$11.425	$9.224	45,309
	2009	$9.224	$12.131	45,144
	2010	$12.131	$13.340	45,194
	2011	$13.340	$13.634	479
	2012	$13.634	$15.021	454
	2013	$15.021	$15.910	452
	2014	$15.910	$16.254	484
	2015	$16.254	$15.671	493

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.413	$12.811	0
	2007	$12.811	$13.385	89,256
	2008	$13.385	$9.348	89,102
	2009	$9.348	$11.529	87,742
	2010	$11.529	$13.437	87,089
	2011	$13.437	$12.566	145
	2012	$12.566	$13.604	150
	2013	$13.604	$18.083	137
	2014	$18.083	$18.970	133
	2015	$18.970	$17.933	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.001	$12.633	0
	2007	$12.633	$12.793	1,366
	2008	$12.793	$7.963	1,360
	2009	$7.963	$9.270	653
	2010	$9.270	$10.657	0
	2011	$10.657	$9.800	0
	2012	$9.800	$10.754	0
	2013	$10.754	$14.310	0
	2014	$14.310	$15.083	0
	2015	$15.083	$14.345	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.402	$12.046	0
	2007	$12.046	$14.302	0
	2008	$14.302	$8.648	0
	2009	$8.648	$12.324	0
	2010	$12.324	$14.832	0
	2011	$14.832	$13.064	0
	2012	$13.064	$14.594	0
	2013	$14.594	$19.587	0
	2014	$19.587	$20.341	0
	2015	$20.341	$20.458	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.776	$12.941	0
	2007	$12.941	$12.743	4,583
	2008	$12.743	$7.566	2,333
	2009	$7.566	$9.379	820
	2010	$9.379	$11.519	168
	2011	$11.519	$10.826	168
	2012	$10.826	$12.141	168
	2013	$12.141	$15.492	159
	2014	$15.492	$16.916	149
	2015	$16.916	$15.936	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.136	$13.850	319
	2007	$13.850	$15.439	1,119
	2008	$15.439	$8.213	422
	2009	$8.213	$11.592	376
	2010	$11.592	$12.388	367
	2011	$12.388	$11.963	267
	2012	$11.963	$13.329	250
	2013	$13.329	$16.892	225
	2014	$16.892	$19.041	190
	2015	$19.041	$19.252	164

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.237	$15.454	166
	2007	$15.454	$15.657	2,243
	2008	$15.657	$8.643	2,238
	2009	$8.643	$10.290	1,690
	2010	$10.290	$11.353	1,185
	2011	$11.353	$11.159	1,185
	2012	$11.159	$12.247	1,185
	2013	$12.247	$13.530	1,185
	2014	$13.530	$14.310	1,044
	2015	$14.310	$14.090	762

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.118	$10.395	0
	2007	$10.395	$10.593	0
	2008	$10.593	$6.319	0
	2009	$6.319	$6.747	0
	2010	$6.747	$7.351	0
	2011	$7.351	$7.768	0
	2012	$7.768	$8.379	0
	2013	$8.379	$8.173	0
	2014	$8.173	$8.556	0
	2015	$8.556	$8.437	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.829	$15.918	277
	2007	$15.918	$16.524	725
	2008	$16.524	$8.217	732
	2009	$8.217	$10.640	493
	2010	$10.640	$13.248	256
	2011	$13.248	$13.080	220
	2012	$13.080	$14.876	213
	2013	$14.876	$19.754	222
	2014	$19.754	$20.410	210
	2015	$20.410	$21.251	189

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.437	$21.187	0
	2007	$21.187	$22.003	1,507
	2008	$22.003	$12.854	1,239
	2009	$12.854	$17.538	1,199
	2010	$17.538	$19.869	1,161
	2011	$19.869	$17.795	1,154
	2012	$17.795	$21.073	1,089
	2013	$21.073	$26.201	995
	2014	$26.201	$26.181	952
	2015	$26.181	$26.575	867

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.883	$13.527	0
	2007	$13.527	$14.507	75,513
	2008	$14.507	$12.147	73,669
	2009	$12.147	$14.082	73,742
	2010	$14.082	$15.825	73,509
	2011	$15.825	$15.595	932
	2012	$15.595	$17.277	1,720
	2013	$17.277	$16.853	1,895
	2014	$16.853	$16.912	1,930
	2015	$16.912	$16.146	1,727

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.728	$14.682	426
	2007	$14.682	$14.306	2,562
	2008	$14.306	$3.001	5,307
	2009	$3.001	$3.701	3,953
	2010	$3.701	$4.147	3,622
	2011	$4.147	$3.957	3,172
	2012	$3.957	$4.378	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.928	$15.650	257
	2007	$15.650	$15.958	2,647
	2008	$15.958	$9.589	597
	2009	$9.589	$12.017	573
	2010	$12.017	$13.628	566
	2011	$13.628	$13.301	484
	2012	$13.301	$15.186	433
	2013	$15.186	$19.543	408
	2014	$19.543	$21.125	372
	2015	$21.125	$21.326	340

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.315	$20.562	217
	2007	$20.562	$19.850	542
	2008	$19.850	$12.048	0
	2009	$12.048	$16.147	0
	2010	$16.147	$19.455	0
	2011	$19.455	$18.596	0
	2012	$18.596	$21.423	0
	2013	$21.423	$29.497	0
	2014	$29.497	$32.246	0
	2015	$32.246	$29.648	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.321	0
	2010	$12.321	$13.585	0
	2011	$13.585	$13.557	0
	2012	$13.557	$15.836	0
	2013	$15.836	$20.531	0
	2014	$20.531	$22.647	0
	2015	$22.647	$21.499	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.988	$14.234	0
	2007	$14.234	$14.068	1,872
	2008	$14.068	$8.164	1,872
	2009	$8.164	$10.042	1,872
	2010	$10.042	$10.897	1,872
	2011	$10.897	$10.965	1,872
	2012	$10.965	$12.081	1,872
	2013	$12.081	$13.969	1,872
	2014	$13.969	$15.138	1,649
	2015	$15.138	$14.654	1,204

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.861	$15.317	0
	2007	$15.317	$15.436	1,334
	2008	$15.436	$10.077	1,334
	2009	$10.077	$13.340	1,334
	2010	$13.340	$14.980	1,334
	2011	$14.980	$14.606	1,334
	2012	$14.606	$16.330	1,334
	2013	$16.330	$19.106	1,334
	2014	$19.106	$20.470	1,174
	2015	$20.470	$20.076	858

Putnam VT Global Health Care Fund - Class IB
	2006	$13.092	$13.177	0
	2007	$13.177	$12.823	0
	2008	$12.823	$10.411	0
	2009	$10.411	$12.844	0
	2010	$12.844	$12.886	0
	2011	$12.886	$12.468	0
	2012	$12.468	$14.926	0
	2013	$14.926	$20.703	0
	2014	$20.703	$25.873	0
	2015	$25.873	$27.305	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.728	$22.051	0
	2007	$22.051	$25.894	0
	2008	$25.894	$17.622	0
	2009	$17.622	$18.523	0
	2010	$18.523	$18.468	0
	2011	$18.468	$17.106	0
	2012	$17.106	$17.591	0
	2013	$17.591	$19.603	0
	2014	$19.603	$21.992	0
	2015	$21.992	$19.397	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.083	$17.118	0
	2007	$17.118	$15.746	180
	2008	$15.746	$9.451	206
	2009	$9.451	$12.012	243
	2010	$12.012	$13.452	0
	2011	$13.452	$12.560	0
	2012	$12.560	$14.650	0
	2013	$14.650	$19.462	0
	2014	$19.462	$21.100	0
	2015	$21.100	$19.104	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.527	$15.721	0
	2007	$15.721	$15.821	2,089
	2008	$15.821	$11.452	2,081
	2009	$11.452	$16.840	2,030
	2010	$16.840	$18.803	2,028
	2011	$18.803	$18.734	2,007
	2012	$18.734	$21.278	1,995
	2013	$21.278	$22.470	2,004
	2014	$22.470	$22.343	1,801
	2015	$22.343	$20.706	1,389

Putnam VT Income Fund - Class IB
	2006	$10.662	$10.912	0
	2007	$10.912	$11.241	5,411
	2008	$11.241	$8.373	3,221
	2009	$8.373	$12.023	3,024
	2010	$12.023	$12.933	2,763
	2011	$12.933	$13.297	2,556
	2012	$13.297	$14.417	2,568
	2013	$14.417	$14.380	2,669
	2014	$14.380	$14.988	2,421
	2015	$14.988	$14.461	2,005

Putnam VT International Equity Fund - Class IB
	2006	$16.664	$20.840	0
	2007	$20.840	$22.109	97
	2008	$22.109	$12.132	96
	2009	$12.132	$14.805	129
	2010	$14.805	$15.949	0
	2011	$15.949	$12.972	0
	2012	$12.972	$15.483	0
	2013	$15.483	$19.415	0
	2014	$19.415	$17.721	0
	2015	$17.721	$17.375	0

Putnam VT Investors Fund - Class IB
	2006	$15.209	$16.967	0
	2007	$16.967	$15.752	1,319
	2008	$15.752	$9.323	1,319
	2009	$9.323	$11.942	1,319
	2010	$11.942	$13.320	1,319
	2011	$13.320	$13.048	1,319
	2012	$13.048	$14.925	1,319
	2013	$14.925	$19.745	1,319
	2014	$19.745	$22.023	1,162
	2015	$22.023	$21.093	849

Putnam VT Money Market Fund - Class IB
	2006	$9.713	$9.929	0
	2007	$9.929	$10.185	3,649
	2008	$10.185	$10.228	1,531
	2009	$10.228	$10.035	734
	2010	$10.035	$9.829	0
	2011	$9.829	$9.625	0
	2012	$9.625	$9.425	0
	2013	$9.425	$9.229	0
	2014	$9.229	$9.037	0
	2015	$9.037	$8.849	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.643	$16.627	0
	2007	$16.627	$17.212	0
	2008	$17.212	$10.322	0
	2009	$10.322	$13.355	0
	2010	$13.355	$15.633	0
	2011	$15.633	$14.529	0
	2012	$14.529	$16.609	0
	2013	$16.609	$22.187	0
	2014	$22.187	$24.654	0
	2015	$24.654	$24.069	0

Putnam VT New Value Fund - Class IB
	2006	$17.015	$19.329	0
	2007	$19.329	$17.997	597
	2008	$17.997	$9.734	0
	2009	$9.734	$9.159	0

Putnam VT Research Fund - Class IB
	2006	$14.129	$15.399	0
	2007	$15.399	$15.160	0
	2008	$15.160	$9.121	0
	2009	$9.121	$11.895	0
	2010	$11.895	$13.553	0
	2011	$13.553	$13.039	0
	2012	$13.039	$15.053	0
	2013	$15.053	$19.656	0
	2014	$19.656	$22.105	0
	2015	$22.105	$21.308	0

Putnam VT Vista Fund - Class IB
	2006	$17.231	$17.792	0
	2007	$17.792	$18.081	113
	2008	$18.081	$9.640	121
	2009	$9.640	$13.096	147
	2010	$13.096	$14.911	0

Putnam VT Voyager Fund - Class IB
	2006	$13.146	$13.572	0
	2007	$13.572	$14.020	1,634
	2008	$14.020	$8.644	1,717
	2009	$8.644	$13.870	1,483
	2010	$13.870	$16.405	1,141
	2011	$16.405	$13.196	1,273
	2012	$13.196	$14.758	1,265
	2013	$14.758	$20.768	1,123
	2014	$20.768	$22.310	1,002
	2015	$22.310	$20.509	951

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.358	$17.747	0
	2007	$17.747	$18.485	32,828
	2008	$18.485	$15.388	32,574
	2009	$15.388	$19.603	32,286
	2010	$19.603	$21.063	32,351
	2011	$21.063	$22.044	869
	2012	$22.044	$25.440	815
	2013	$25.440	$22.727	928
	2014	$22.727	$22.896	991
	2015	$22.896	$22.154	902

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.106	$14.403	0
	2007	$14.403	$15.480	0
	2008	$15.480	$10.770	0
	2009	$10.770	$13.662	0
	2010	$13.662	$15.256	0
	2011	$15.256	$16.289	0
	2012	$16.289	$18.435	0
	2013	$18.435	$21.598	0
	2014	$21.598	$22.101	0
	2015	$22.101	$22.981	0

UIF Growth Portfolio, Class I
	2006	$12.153	$12.388	0
	2007	$12.388	$14.785	0
	2008	$14.785	$7.355	0
	2009	$7.355	$11.923	0
	2010	$11.923	$14.343	0
	2011	$14.343	$13.650	0
	2012	$13.650	$15.286	0
	2013	$15.286	$22.162	0
	2014	$22.162	$23.079	0
	2015	$23.079	$25.362	0

UIF Growth Portfolio, Class II
	2006	$12.100	$12.300	0
	2007	$12.300	$14.650	0
	2008	$14.650	$7.265	0
	2009	$7.265	$11.747	0
	2010	$11.747	$14.103	0
	2011	$14.103	$13.389	0
	2012	$13.389	$14.950	0
	2013	$14.950	$21.624	0
	2014	$21.624	$22.461	0
	2015	$22.461	$24.624	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.799	0
	2007	$9.799	$11.763	342
	2008	$11.763	$6.125	302
	2009	$6.125	$9.437	319
	2010	$9.437	$12.222	288
	2011	$12.222	$11.108	246
	2012	$11.108	$11.799	253
	2013	$11.799	$15.883	278
	2014	$15.883	$15.837	259
	2015	$15.837	$14.577	253

UIF Small Company Growth Portfolio, Class II
	2006	$17.439	$19.097	0
	2007	$19.097	$19.249	165
	2008	$19.249	$11.225	160
	2009	$11.225	$16.118	135
	2010	$16.118	$19.972	120
	2011	$19.972	$17.851	88
	2012	$17.851	$20.048	87
	2013	$20.048	$33.631	58
	2014	$33.631	$28.363	65
	2015	$28.363	$25.050	62

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.019	$29.682	0
	2007	$29.682	$24.039	774
	2008	$24.039	$14.579	809
	2009	$14.579	$18.341	670
	2010	$18.341	$23.260	416
	2011	$23.260	$24.065	381
	2012	$24.065	$27.241	357
	2013	$27.241	$27.139	372
	2014	$27.139	$34.392	328
	2015	$34.392	$34.321	293

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.874	$10.071	0
	2007	$10.071	$10.299	0
	2008	$10.299	$10.264	0
	2009	$10.264	$10.058	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death

Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the

Enhanced Beneficiary Protection (Annual Increase) Option

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.231	0
	2007	$10.231	$11.743	815
	2008	$11.743	$6.586	819
	2009	$6.586	$8.731	962
	2010	$8.731	$9.990	993
	2011	$9.990	$9.505	3,021
	2012	$9.505	$10.802	0
	2013	$10.802	$13.843	0
	2014	$13.843	$15.126	0
	2015	$15.126	$14.863	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.422	0
	2007	$10.422	$11.057	0
	2008	$11.057	$8.097	0
	2009	$8.097	$9.822	0
	2010	$9.822	$10.818	0
	2011	$10.818	$10.541	0
	2012	$10.541	$11.510	0
	2013	$11.510	$12.750	0
	2014	$12.750	$13.003	0
	2015	$13.003	$12.657	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.452	0
	2007	$10.452	$11.246	0
	2008	$11.246	$7.396	0
	2009	$7.396	$9.303	0
	2010	$9.303	$10.409	0
	2011	$10.409	$10.060	0
	2012	$10.060	$11.131	0
	2013	$11.131	$12.596	0
	2014	$12.596	$12.893	0
	2015	$12.893	$12.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.461	0
	2007	$10.461	$11.370	0
	2008	$11.370	$6.879	0
	2009	$6.879	$8.831	0
	2010	$8.831	$10.015	0
	2011	$10.015	$9.524	0
	2012	$9.524	$10.735	0
	2013	$10.735	$12.754	0
	2014	$12.754	$13.073	0
	2015	$13.073	$12.726	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.313	0
	2007	$10.313	$10.688	0
	2008	$10.688	$9.340	0
	2009	$9.340	$10.478	0
	2010	$10.478	$10.998	0
	2011	$10.998	$10.913	0
	2012	$10.913	$11.347	0
	2013	$11.347	$11.682	0
	2014	$11.682	$11.837	0
	2015	$11.837	$11.518	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.636	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.710	0
	2007	$9.710	$11.620	0
	2008	$11.620	$6.280	0
	2009	$6.280	$8.876	3,625
	2010	$8.876	$10.403	0
	2011	$10.403	$10.227	0
	2012	$10.227	$11.826	0
	2013	$11.826	$15.579	0
	2014	$15.579	$17.126	0
	2015	$17.126	$18.142	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.783	0
	2007	$10.783	$11.098	0
	2008	$11.098	$6.825	0
	2009	$6.825	$8.435	0
	2010	$8.435	$9.470	0
	2011	$9.470	$9.434	0
	2012	$9.434	$10.674	0
	2013	$10.674	$13.779	0
	2014	$13.779	$15.276	0
	2015	$15.276	$15.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.841	0
	2007	$9.841	$11.107	574
	2008	$11.107	$6.564	564
	2009	$6.564	$8.977	687
	2010	$8.977	$11.295	638
	2011	$11.295	$9.854	0
	2012	$9.854	$11.047	0
	2013	$11.047	$14.688	0
	2014	$14.688	$15.241	0
	2015	$15.241	$14.672	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.627	$16.713	0
	2007	$16.713	$15.747	16,368
	2008	$15.747	$9.994	12,229
	2009	$9.994	$12.377	14,720
	2010	$12.377	$14.133	11,510
	2011	$14.133	$14.164	8,359
	2012	$14.164	$15.555	8,099
	2013	$15.555	$19.729	7,684
	2014	$19.729	$21.071	1,850
	2015	$21.071	$20.433	1,687

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.135	$12.885	0
	2007	$12.885	$13.082	2,988
	2008	$13.082	$9.005	1,402
	2009	$9.005	$11.949	1,469
	2010	$11.949	$13.176	1,422
	2011	$13.176	$13.202	0
	2012	$13.202	$14.553	0
	2013	$14.553	$16.227	0
	2014	$16.227	$16.613	0
	2015	$16.613	$15.111	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.395	$11.282	0
	2007	$11.282	$11.727	2,663
	2008	$11.727	$7.513	1,018
	2009	$7.513	$9.539	993
	2010	$9.539	$10.417	1,019
	2011	$10.417	$10.041	211
	2012	$10.041	$11.041	204
	2013	$11.041	$13.898	203
	2014	$13.898	$15.296	194
	2015	$15.296	$15.810	184

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.977	0
	2007	$10.977	$12.014	0
	2008	$12.014	$8.411	0
	2009	$8.411	$10.150	0
	2010	$10.150	$11.121	0
	2011	$11.121	$10.562	1,036
	2012	$10.562	$11.716	0
	2013	$11.716	$14.631	0
	2014	$14.631	$15.135	0
	2015	$15.135	$14.271	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.069	$17.458	0
	2007	$17.458	$17.677	4,366
	2008	$17.677	$10.879	3,855
	2009	$10.879	$13.419	3,255
	2010	$13.419	$14.602	2,903
	2011	$14.602	$14.141	2,000
	2012	$14.141	$15.809	1,128
	2013	$15.809	$19.843	1,107
	2014	$19.843	$20.802	11
	2015	$20.802	$19.352	11

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.697	$21.405	0
	2007	$21.405	$20.446	2,241
	2008	$20.446	$13.402	2,334
	2009	$13.402	$16.938	2,391
	2010	$16.938	$21.254	2,098
	2011	$21.254	$20.018	1,639
	2012	$20.018	$23.191	1,575
	2013	$23.191	$30.919	1,502
	2014	$30.919	$30.430	527
	2015	$30.430	$27.579	519

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.320	$18.424	0
	2007	$18.424	$20.054	0
	2008	$20.054	$11.285	0
	2009	$11.285	$15.855	0
	2010	$15.855	$19.803	0
	2011	$19.803	$18.443	0
	2012	$18.443	$20.006	0
	2013	$20.006	$27.048	0
	2014	$27.048	$28.447	0
	2015	$28.447	$27.099	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.237	$10.421	0
	2007	$10.421	$10.870	0
	2008	$10.870	$11.445	10,571
	2009	$11.445	$11.547	0
	2010	$11.547	$11.897	0
	2011	$11.897	$12.304	0
	2012	$12.304	$12.267	0
	2013	$12.267	$11.736	0
	2014	$11.736	$11.874	0
	2015	$11.874	$11.675	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.580	$32.066	0
	2007	$32.066	$40.408	3,456
	2008	$40.408	$18.701	2,794
	2009	$18.701	$31.586	3,296
	2010	$31.586	$36.347	2,088
	2011	$36.347	$29.930	1,438
	2012	$29.930	$33.143	1,434
	2013	$33.143	$32.134	1,491
	2014	$32.134	$28.808	627
	2015	$28.808	$22.664	701

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.938	$20.132	0
	2007	$20.132	$22.744	4,124
	2008	$22.744	$13.270	1,823
	2009	$13.270	$17.796	3,474
	2010	$17.796	$18.879	1,633
	2011	$18.879	$16.511	0
	2012	$16.511	$19.103	0
	2013	$19.103	$22.988	0
	2014	$22.988	$19.992	0
	2015	$19.992	$18.294	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.672	$15.089	0
	2007	$15.089	$16.388	0
	2008	$16.388	$17.033	0
	2009	$17.033	$19.783	0
	2010	$19.783	$22.157	0
	2011	$22.157	$21.495	0
	2012	$21.495	$24.203	0
	2013	$24.203	$24.071	0
	2014	$24.071	$23.988	0
	2015	$23.988	$22.464	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.868	$12.924	0
	2007	$12.924	$14.751	585
	2008	$14.751	$7.345	1,463
	2009	$7.345	$11.906	206
	2010	$11.906	$13.931	155
	2011	$13.931	$12.763	53
	2012	$12.763	$14.162	14
	2013	$14.162	$19.375	7
	2014	$19.375	$20.509	6
	2015	$20.509	$21.023	5

Invesco V.I. American Value Fund - Series I
	2006	$12.381	$14.624	4,916
	2007	$14.624	$15.432	4,003
	2008	$15.432	$8.866	1,791
	2009	$8.866	$12.078	1,670
	2010	$12.078	$14.449	1,326
	2011	$14.449	$14.271	1,228
	2012	$14.271	$16.382	1,124
	2013	$16.382	$21.525	951
	2014	$21.525	$23.118	788
	2015	$23.118	$20.558	788

Invesco V.I. American Value Fund - Series II
	2006	$12.356	$14.586	0
	2007	$14.586	$15.377	919
	2008	$15.377	$8.815	392
	2009	$8.815	$12.004	0
	2010	$12.004	$14.353	0
	2011	$14.353	$14.163	0
	2012	$14.163	$16.225	0
	2013	$16.225	$21.266	0
	2014	$21.266	$22.784	0
	2015	$22.784	$20.209	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.514	$13.077	0
	2007	$13.077	$12.497	2,051
	2008	$12.497	$7.851	1,038
	2009	$7.851	$9.866	1,071
	2010	$9.866	$11.170	1,068
	2011	$11.170	$10.701	0
	2012	$10.701	$12.453	0
	2013	$12.453	$16.532	0
	2014	$16.532	$17.650	0
	2015	$17.650	$16.203	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.482	$12.650	0
	2007	$12.650	$12.794	0
	2008	$12.794	$9.680	0
	2009	$9.680	$11.603	0
	2010	$11.603	$12.721	0
	2011	$12.721	$12.288	0
	2012	$12.288	$13.514	0
	2013	$13.514	$16.516	0
	2014	$16.516	$17.579	0
	2015	$17.579	$16.759	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.950	$18.103	0
	2007	$18.103	$18.161	6,783
	2008	$18.161	$12.047	3,358
	2009	$12.047	$14.632	3,408
	2010	$14.632	$16.065	3,200
	2011	$16.065	$15.366	2,533
	2012	$15.366	$17.194	2,290
	2013	$17.194	$22.508	1,957
	2014	$22.508	$24.221	1,628
	2015	$24.221	$22.918	1,553

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.058	$12.381	0
	2007	$12.381	$14.247	394
	2008	$14.247	$7.412	394
	2009	$7.412	$11.342	0
	2010	$11.342	$14.127	0
	2011	$14.127	$12.531	0
	2012	$12.531	$13.688	0
	2013	$13.688	$18.299	0
	2014	$18.299	$19.284	0
	2015	$19.284	$19.068	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.260	$10.977	0
	2007	$10.977	$11.406	0
	2008	$11.406	$9.204	3,088
	2009	$9.204	$12.098	3,058
	2010	$12.098	$13.297	394
	2011	$13.297	$13.584	72
	2012	$13.584	$14.958	79
	2013	$14.958	$15.835	85
	2014	$15.835	$16.169	88
	2015	$16.169	$15.581	89

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.405	$12.796	0
	2007	$12.796	$13.363	0
	2008	$13.363	$9.327	2,542
	2009	$9.327	$11.499	3,274
	2010	$11.499	$13.394	736
	2011	$13.394	$12.519	0
	2012	$12.519	$13.547	0
	2013	$13.547	$17.998	0
	2014	$17.998	$18.870	0
	2015	$18.870	$17.831	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.994	$12.619	0
	2007	$12.619	$12.771	0
	2008	$12.771	$7.946	2,569
	2009	$7.946	$9.245	5,899
	2010	$9.245	$10.623	0
	2011	$10.623	$9.764	1,456
	2012	$9.764	$10.709	0
	2013	$10.709	$14.242	0
	2014	$14.242	$15.004	0
	2015	$15.004	$14.263	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.395	$12.032	0
	2007	$12.032	$14.279	1,098
	2008	$14.279	$8.629	2,483
	2009	$8.629	$12.291	2,483
	2010	$12.291	$14.785	0
	2011	$14.785	$13.015	0
	2012	$13.015	$14.532	0
	2013	$14.532	$19.494	0
	2014	$19.494	$20.235	0
	2015	$20.235	$20.341	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.769	$12.926	0
	2007	$12.926	$12.722	665
	2008	$12.722	$7.550	3,722
	2009	$7.550	$9.354	3,760
	2010	$9.354	$11.482	1,257
	2011	$11.482	$10.786	204
	2012	$10.786	$12.090	198
	2013	$12.090	$15.419	182
	2014	$15.419	$16.828	180
	2015	$16.828	$15.844	180

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.118	$13.824	0
	2007	$13.824	$15.402	5,931
	2008	$15.402	$8.190	5,287
	2009	$8.190	$11.553	5,171
	2010	$11.553	$12.339	5,043
	2011	$12.339	$11.910	1,359
	2012	$11.910	$13.264	1,097
	2013	$13.264	$16.800	989
	2014	$16.800	$18.927	859
	2015	$18.927	$19.128	772

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares

	2006	$14.218	$15.425	0
	2007	$15.425	$15.620	7,157
	2008	$15.620	$8.618	3,117
	2009	$8.618	$10.255	3,415
	2010	$10.255	$11.308	3,352
	2011	$11.308	$11.109	3,021
	2012	$11.109	$12.187	3,018
	2013	$12.187	$13.457	2,987
	2014	$13.457	$14.225	2,538
	2015	$14.225	$13.999	2,283

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.111	$10.383	0
	2007	$10.383	$10.575	2,472
	2008	$10.575	$6.305	111
	2009	$6.305	$6.729	136
	2010	$6.729	$7.327	135
	2011	$7.327	$7.740	121
	2012	$7.740	$8.344	139
	2013	$8.344	$8.135	162
	2014	$8.135	$8.512	168
	2015	$8.512	$8.388	167

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.808	$15.888	0
	2007	$15.888	$16.485	455
	2008	$16.485	$8.193	455
	2009	$8.193	$10.604	0
	2010	$10.604	$13.196	0
	2011	$13.196	$13.022	0
	2012	$13.022	$14.803	0
	2013	$14.803	$19.647	0
	2014	$19.647	$20.288	0
	2015	$20.288	$21.114	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.411	$21.147	0
	2007	$21.147	$21.951	2,257
	2008	$21.951	$12.817	2,343
	2009	$12.817	$17.479	2,143
	2010	$17.479	$19.791	1,895
	2011	$19.791	$17.717	1,830
	2012	$17.717	$20.969	1,139
	2013	$20.969	$26.059	964
	2014	$26.059	$26.026	779
	2015	$26.026	$26.404	685

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.865	$13.501	0
	2007	$13.501	$14.473	8,572
	2008	$14.473	$12.112	3,849
	2009	$12.112	$14.034	4,117
	2010	$14.034	$15.763	3,568
	2011	$15.763	$15.527	2,341
	2012	$15.527	$17.191	1,331
	2013	$17.191	$16.762	1,471
	2014	$16.762	$16.812	946
	2015	$16.812	$16.042	882

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.710	$14.655	0
	2007	$14.655	$14.272	2,189
	2008	$14.272	$2.992	2,162
	2009	$2.992	$3.688	2,145
	2010	$3.688	$4.131	2,130
	2011	$4.131	$3.939	2,113
	2012	$3.939	$4.357	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.909	$15.621	0
	2007	$15.621	$15.920	7,125
	2008	$15.920	$9.561	5,263
	2009	$9.561	$11.976	5,047
	2010	$11.976	$13.574	4,447
	2011	$13.574	$13.243	3,094
	2012	$13.243	$15.111	2,112
	2013	$15.111	$19.437	1,885
	2014	$19.437	$20.999	1,607
	2015	$20.999	$21.188	1,434

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.290	$20.524	0
	2007	$20.524	$19.802	5,928
	2008	$19.802	$12.013	3,248
	2009	$12.013	$16.092	3,073
	2010	$16.092	$19.379	2,662
	2011	$19.379	$18.513	2,310
	2012	$18.513	$21.317	2,152
	2013	$21.317	$29.336	1,806
	2014	$29.336	$32.054	1,571
	2015	$32.054	$29.457	1,512

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.279	612
	2010	$12.279	$13.532	311
	2011	$13.532	$13.497	0
	2012	$13.497	$15.757	0
	2013	$15.757	$20.419	0
	2014	$20.419	$22.512	0
	2015	$22.512	$21.360	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.971	$14.207	0
	2007	$14.207	$14.034	0
	2008	$14.034	$8.141	0
	2009	$8.141	$10.008	0
	2010	$10.008	$10.854	0
	2011	$10.854	$10.917	0
	2012	$10.917	$12.022	0
	2013	$12.022	$13.893	0
	2014	$13.893	$15.048	0
	2015	$15.048	$14.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.842	$15.288	0
	2007	$15.288	$15.399	1,072
	2008	$15.399	$10.048	1,070
	2009	$10.048	$13.294	3,388
	2010	$13.294	$14.921	1,065
	2011	$14.921	$14.542	1,063
	2012	$14.542	$16.250	1,061
	2013	$16.250	$19.002	1,059
	2014	$19.002	$20.348	0
	2015	$20.348	$19.947	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.074	$13.152	0
	2007	$13.152	$12.792	0
	2008	$12.792	$10.381	0
	2009	$10.381	$12.800	0
	2010	$12.800	$12.835	0
	2011	$12.835	$12.413	0
	2012	$12.413	$14.852	0
	2013	$14.852	$20.590	0
	2014	$20.590	$25.720	0
	2015	$25.720	$27.129	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.704	$22.010	0
	2007	$22.010	$25.832	0
	2008	$25.832	$17.571	0
	2009	$17.571	$18.460	0
	2010	$18.460	$18.396	0
	2011	$18.396	$17.030	0
	2012	$17.030	$17.504	0
	2013	$17.504	$19.497	0
	2014	$19.497	$21.861	0
	2015	$21.861	$19.272	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.062	$17.086	0
	2007	$17.086	$15.709	2,753
	2008	$15.709	$9.423	2,576
	2009	$9.423	$11.971	2,376
	2010	$11.971	$13.399	1,892
	2011	$13.399	$12.505	1,743
	2012	$12.505	$14.578	0
	2013	$14.578	$19.356	0
	2014	$19.356	$20.975	0
	2015	$20.975	$18.981	0

Putnam VT High Yield Fund - Class IB
	2006	$14.507	$15.692	0
	2007	$15.692	$15.783	9,466
	2008	$15.783	$11.419	4,621
	2009	$11.419	$16.783	4,143
	2010	$16.783	$18.730	3,259
	2011	$18.730	$18.652	2,485
	2012	$18.652	$21.174	1,768
	2013	$21.174	$22.348	1,798
	2014	$22.348	$22.211	1,637
	2015	$22.211	$20.572	1,571

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.648	$10.892	0
	2007	$10.892	$11.214	17,400
	2008	$11.214	$8.348	5,469
	2009	$8.348	$11.982	4,936
	2010	$11.982	$12.883	4,558
	2011	$12.883	$13.238	3,499
	2012	$13.238	$14.346	1,361
	2013	$14.346	$14.302	1,195
	2014	$14.302	$14.899	576
	2015	$14.899	$14.368	522

Putnam VT International Equity Fund - Class IB
	2006	$16.642	$20.801	0
	2007	$20.801	$22.056	3,027
	2008	$22.056	$12.097	2,108
	2009	$12.097	$14.755	3,450
	2010	$14.755	$15.887	1,288
	2011	$15.887	$12.914	1,201
	2012	$12.914	$15.407	79
	2013	$15.407	$19.310	73
	2014	$19.310	$17.616	79
	2015	$17.616	$17.263	82

Putnam VT Investors Fund - Class IB
	2006	$15.188	$16.935	0
	2007	$16.935	$15.715	0
	2008	$15.715	$9.296	0
	2009	$9.296	$11.901	0
	2010	$11.901	$13.268	0
	2011	$13.268	$12.990	0
	2012	$12.990	$14.851	0
	2013	$14.851	$19.638	0
	2014	$19.638	$21.892	0
	2015	$21.892	$20.957	0

Putnam VT Money Market Fund - Class IB
	2006	$9.700	$9.910	0
	2007	$9.910	$10.161	5,268
	2008	$10.161	$10.199	13,211
	2009	$10.199	$10.001	2,960
	2010	$10.001	$9.791	3,022
	2011	$9.791	$9.583	1,618
	2012	$9.583	$9.378	21
	2013	$9.378	$9.178	12
	2014	$9.178	$8.983	13
	2015	$8.983	$8.792	13

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.621	$16.596	0
	2007	$16.596	$17.171	0
	2008	$17.171	$10.293	0
	2009	$10.293	$13.309	0
	2010	$13.309	$15.572	0
	2011	$15.572	$14.465	0
	2012	$14.465	$16.527	0
	2013	$16.527	$22.067	0
	2014	$22.067	$24.508	0
	2015	$24.508	$23.914	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.992	$19.292	0
	2007	$19.292	$17.954	1,422
	2008	$17.954	$9.706	1,051
	2009	$9.706	$9.132	0

Putnam VT Research Fund - Class IB
	2006	$14.109	$15.370	0
	2007	$15.370	$15.124	184
	2008	$15.124	$9.095	190
	2009	$9.095	$11.854	200
	2010	$11.854	$13.500	156
	2011	$13.500	$12.981	56
	2012	$12.981	$14.979	14
	2013	$14.979	$19.549	6
	2014	$19.549	$21.974	6
	2015	$21.974	$21.171	5

Putnam VT Vista Fund - Class IB
	2006	$17.208	$17.758	0
	2007	$17.758	$18.038	0
	2008	$18.038	$9.612	0
	2009	$9.612	$13.051	0
	2010	$13.051	$14.854	0

Putnam VT Voyager Fund - Class IB
	2006	$13.129	$13.547	0
	2007	$13.547	$13.987	3,994
	2008	$13.987	$8.619	3,594
	2009	$8.619	$13.823	5,129
	2010	$13.823	$16.341	2,260
	2011	$16.341	$13.138	2,082
	2012	$13.138	$14.685	0
	2013	$14.685	$20.655	0
	2014	$20.655	$22.178	0
	2015	$22.178	$20.376	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.335	$17.714	0
	2007	$17.714	$18.441	334
	2008	$18.441	$15.343	295
	2009	$15.343	$19.536	254
	2010	$19.536	$20.981	231
	2011	$20.981	$21.947	334
	2012	$21.947	$25.315	0
	2013	$25.315	$22.604	0
	2014	$22.604	$22.760	0
	2015	$22.760	$22.011	0

UIF Global Franchise Portfolio, Class II
	2006	$12.094	$14.381	0
	2007	$14.381	$15.448	1,169
	2008	$15.448	$10.742	0
	2009	$10.742	$13.620	461
	2010	$13.620	$15.201	480
	2011	$15.201	$16.223	0
	2012	$16.223	$18.350	0
	2013	$18.350	$21.488	0
	2014	$21.488	$21.977	0
	2015	$21.977	$22.840	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.143	$12.372	4,629
	2007	$12.372	$14.757	3,780
	2008	$14.757	$7.338	1,805
	2009	$7.338	$11.888	1,496
	2010	$11.888	$14.294	1,334
	2011	$14.294	$13.597	1,222
	2012	$13.597	$15.218	1,212
	2013	$15.218	$22.052	941
	2014	$22.052	$22.953	783
	2015	$22.953	$25.211	643

UIF Growth Portfolio, Class II
	2006	$12.090	$12.283	0
	2007	$12.283	$14.623	0
	2008	$14.623	$7.248	0
	2009	$7.248	$11.713	0
	2010	$11.713	$14.055	0
	2011	$14.055	$13.336	0
	2012	$13.336	$14.884	0
	2013	$14.884	$21.517	0
	2014	$21.517	$22.339	0
	2015	$22.339	$24.478	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.796	0
	2007	$9.796	$11.753	1,656
	2008	$11.753	$6.116	0
	2009	$6.116	$9.419	0
	2010	$9.419	$12.193	0
	2011	$12.193	$11.076	0
	2012	$11.076	$11.759	0
	2013	$11.759	$15.820	0
	2014	$15.820	$15.767	0
	2015	$15.767	$14.505	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.415	$19.061	0
	2007	$19.061	$19.203	1,000
	2008	$19.203	$11.193	1,009
	2009	$11.193	$16.063	2,778
	2010	$16.063	$19.894	779
	2011	$19.894	$17.772	0
	2012	$17.772	$19.949	0
	2013	$19.949	$33.448	0
	2014	$33.448	$28.194	0
	2015	$28.194	$24.889	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.989	$29.627	0
	2007	$29.627	$23.982	3,042
	2008	$23.982	$14.536	2,820
	2009	$14.536	$18.278	4,391
	2010	$18.278	$23.169	2,192
	2011	$23.169	$23.959	666
	2012	$23.959	$27.107	43
	2013	$27.107	$26.992	48
	2014	$26.992	$34.188	47
	2015	$34.188	$34.099	43

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.864	$10.056	0
	2007	$10.056	$10.278	1,198
	2008	$10.278	$10.238	12,665
	2009	$10.238	$10.027	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option,

both added on or after May 1, 2003

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.228	2,751
	2007	$10.228	$11.733	3,593
	2008	$11.733	$6.577	3,629
	2009	$6.577	$8.714	3,721
	2010	$8.714	$9.966	10,361
	2011	$9.966	$9.477	7,751
	2012	$9.477	$10.765	7,404
	2013	$10.765	$13.789	5,894
	2014	$13.789	$15.059	5,766
	2015	$15.059	$14.790	6,981

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	7,047
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	388
	2010	$9.803	$10.792	384
	2011	$10.792	$10.511	380
	2012	$10.511	$11.471	376
	2013	$11.471	$12.700	2,850
	2014	$12.700	$12.945	2,829
	2015	$12.945	$12.595	2,806

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	3,719
	2009	$7.385	$9.286	3,908
	2010	$9.286	$10.384	3,878
	2011	$10.384	$10.031	3,849
	2012	$10.031	$11.093	3,819
	2013	$11.093	$12.547	6,156
	2014	$12.547	$12.836	6,021
	2015	$12.836	$12.497	5,746

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	624
	2010	$10.459	$10.972	618
	2011	$10.972	$10.881	611
	2012	$10.881	$11.308	604
	2013	$11.308	$11.637	598
	2014	$11.637	$11.785	591
	2015	$11.785	$11.461	584

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.549	2,220

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	2,247
	2014	$15.518	$17.050	2,234
	2015	$17.050	$18.059	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	0
	2009	$6.815	$8.419	0
	2010	$8.419	$9.448	2,551
	2011	$9.448	$9.406	3,328
	2012	$9.406	$10.638	12,288
	2013	$10.638	$13.725	847
	2014	$13.725	$15.209	839
	2015	$15.209	$15.037	5,801

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.838	215
	2007	$9.838	$11.097	2,006
	2008	$11.097	$6.555	2,042
	2009	$6.555	$8.960	1,910
	2010	$8.960	$11.268	661
	2011	$11.268	$9.826	1,106
	2012	$9.826	$11.009	944
	2013	$11.009	$14.631	2,655
	2014	$14.631	$15.174	2,592
	2015	$15.174	$14.600	4,274

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.615	$16.691	55,989
	2007	$16.691	$15.718	43,938
	2008	$15.718	$9.971	39,765
	2009	$9.971	$12.342	38,791
	2010	$12.342	$14.085	34,822
	2011	$14.085	$14.109	27,921
	2012	$14.109	$15.487	30,392
	2013	$15.487	$19.633	20,940
	2014	$19.633	$20.957	19,950
	2015	$20.957	$20.312	18,611

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.126	$12.868	25,033
	2007	$12.868	$13.057	29,146
	2008	$13.057	$8.984	32,243
	2009	$8.984	$11.915	28,422
	2010	$11.915	$13.131	23,688
	2011	$13.131	$13.150	13,308
	2012	$13.150	$14.489	12,563
	2013	$14.489	$16.147	11,290
	2014	$16.147	$16.523	6,587
	2015	$16.523	$15.021	5,470

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.389	$11.269	34,441
	2007	$11.269	$11.708	31,429
	2008	$11.708	$7.497	26,623
	2009	$7.497	$9.513	26,009
	2010	$9.513	$10.383	24,613
	2011	$10.383	$10.003	18,575
	2012	$10.003	$10.994	17,381
	2013	$10.994	$13.833	14,389
	2014	$13.833	$15.216	8,186
	2015	$15.216	$15.720	7,202

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.974	5,079
	2007	$10.974	$12.004	2,817
	2008	$12.004	$8.400	2,718
	2009	$8.400	$10.131	2,785
	2010	$10.131	$11.095	409
	2011	$11.095	$10.531	655
	2012	$10.531	$11.676	650
	2013	$11.676	$14.574	398
	2014	$14.574	$15.068	395
	2015	$15.068	$14.200	240

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.057	$17.435	67,067
	2007	$17.435	$17.644	40,175
	2008	$17.644	$10.853	25,937
	2009	$10.853	$13.381	23,377
	2010	$13.381	$14.553	19,439
	2011	$14.553	$14.087	19,416
	2012	$14.087	$15.740	17,429
	2013	$15.740	$19.746	14,074
	2014	$19.746	$20.689	13,894
	2015	$20.689	$19.237	11,675

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.682	$21.377	36,322
	2007	$21.377	$20.408	23,714
	2008	$20.408	$13.370	17,757
	2009	$13.370	$16.890	15,636
	2010	$16.890	$21.183	13,650
	2011	$21.183	$19.941	11,711
	2012	$19.941	$23.089	11,466
	2013	$23.089	$30.768	9,641
	2014	$30.768	$30.266	7,637
	2015	$30.266	$27.416	7,276

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.306	$18.400	0
	2007	$18.400	$20.018	0
	2008	$20.018	$11.258	0
	2009	$11.258	$15.810	0
	2010	$15.810	$19.736	0
	2011	$19.736	$18.372	0
	2012	$18.372	$19.919	0
	2013	$19.919	$26.916	0
	2014	$26.916	$28.294	0
	2015	$28.294	$26.939	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.228	$10.406	2,396
	2007	$10.406	$10.850	2,341
	2008	$10.850	$11.418	2,220
	2009	$11.418	$11.513	289
	2010	$11.513	$11.856	2,840
	2011	$11.856	$12.256	2,533
	2012	$12.256	$12.213	2,515
	2013	$12.213	$11.678	0
	2014	$11.678	$11.809	0
	2015	$11.809	$11.605	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.559	$32.024	20,363
	2007	$32.024	$40.334	16,198
	2008	$40.334	$18.657	10,815
	2009	$18.657	$31.496	9,180
	2010	$31.496	$36.225	8,903
	2011	$36.225	$29.814	9,288
	2012	$29.814	$32.998	6,965
	2013	$32.998	$31.977	6,067
	2014	$31.977	$28.652	6,320
	2015	$28.652	$22.531	6,169

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.925	$20.105	29,161
	2007	$20.105	$22.702	24,369
	2008	$22.702	$13.239	22,235
	2009	$13.239	$17.745	20,560
	2010	$17.745	$18.816	13,368
	2011	$18.816	$16.447	11,852
	2012	$16.447	$19.019	10,848
	2013	$19.019	$22.876	7,619
	2014	$22.876	$19.884	4,487
	2015	$19.884	$18.186	4,531

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.660	$15.069	0
	2007	$15.069	$16.358	0
	2008	$16.358	$16.993	297
	2009	$16.993	$19.726	562
	2010	$19.726	$22.082	557
	2011	$22.082	$21.412	552
	2012	$21.412	$24.097	547
	2013	$24.097	$23.953	542
	2014	$23.953	$23.858	528
	2015	$23.858	$22.331	512

Invesco V.I. American Franchise Fund - Series II
	2006	$12.858	$12.907	25,923
	2007	$12.907	$14.724	20,414
	2008	$14.724	$7.328	20,493
	2009	$7.328	$11.872	19,089
	2010	$11.872	$13.885	15,046
	2011	$13.885	$12.713	13,675
	2012	$12.713	$14.100	6,957
	2013	$14.100	$19.280	5,774
	2014	$19.280	$20.398	5,647
	2015	$20.398	$20.899	5,248

Invesco V.I. American Value Fund - Series I
	2006	$12.370	$14.605	30,699
	2007	$14.605	$15.404	24,539
	2008	$15.404	$8.845	17,784
	2009	$8.845	$12.043	17,133
	2010	$12.043	$14.400	13,303
	2011	$14.400	$14.215	12,481
	2012	$14.215	$16.309	12,521
	2013	$16.309	$21.418	4,580
	2014	$21.418	$22.992	3,572
	2015	$22.992	$20.436	3,492

Invesco V.I. American Value Fund - Series II
	2006	$12.345	$14.566	8,216
	2007	$14.566	$15.348	4,743
	2008	$15.348	$8.794	7,231
	2009	$8.794	$11.969	6,960
	2010	$11.969	$14.304	3,453
	2011	$14.304	$14.107	2,765
	2012	$14.107	$16.154	1,144
	2013	$16.154	$21.162	465
	2014	$21.162	$22.660	250
	2015	$22.660	$20.089	243

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.505	$13.059	25,903
	2007	$13.059	$12.474	17,876
	2008	$12.474	$7.832	13,851
	2009	$7.832	$9.837	11,483
	2010	$9.837	$11.132	10,558
	2011	$11.132	$10.659	5,994
	2012	$10.659	$12.398	5,172
	2013	$12.398	$16.450	4,958
	2014	$16.450	$17.554	2,282
	2015	$17.554	$16.106	1,923

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.472	$12.633	4,595
	2007	$12.633	$12.770	1,995
	2008	$12.770	$9.657	1,983
	2009	$9.657	$11.570	2,140
	2010	$11.570	$12.678	1,712
	2011	$12.678	$12.240	1,547
	2012	$12.240	$13.454	1,173
	2013	$13.454	$16.435	1,132
	2014	$16.435	$17.484	1,084
	2015	$17.484	$16.659	1,037

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.937	$18.080	65,697
	2007	$18.080	$18.128	44,143
	2008	$18.128	$12.019	38,739
	2009	$12.019	$14.590	34,471
	2010	$14.590	$16.011	28,785
	2011	$16.011	$15.307	24,220
	2012	$15.307	$17.119	23,236
	2013	$17.119	$22.398	13,713
	2014	$22.398	$24.091	9,509
	2015	$24.091	$22.782	8,317

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.047	$12.364	23,987
	2007	$12.364	$14.220	19,986
	2008	$14.220	$7.394	18,334
	2009	$7.394	$11.310	18,000
	2010	$11.310	$14.079	8,355
	2011	$14.079	$12.482	6,219
	2012	$12.482	$13.628	5,100
	2013	$13.628	$18.208	4,974
	2014	$18.208	$19.180	4,568
	2015	$19.180	$18.955	4,319

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.253	$10.965	15,981
	2007	$10.965	$11.387	19,889
	2008	$11.387	$9.184	14,931
	2009	$9.184	$12.066	14,780
	2010	$12.066	$13.255	16,398
	2011	$13.255	$13.533	10,117
	2012	$13.533	$14.895	9,563
	2013	$14.895	$15.760	8,728
	2014	$15.760	$16.085	7,055
	2015	$16.085	$15.492	6,668

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.398	$12.782	3,346
	2007	$12.782	$13.341	3,517
	2008	$13.341	$9.307	8,534
	2009	$9.307	$11.468	8,430
	2010	$11.468	$13.351	7,219
	2011	$13.351	$12.473	789
	2012	$12.473	$13.490	785
	2013	$13.490	$17.913	781
	2014	$17.913	$18.772	778
	2015	$18.772	$17.729	775

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.988	$12.604	11,457
	2007	$12.604	$12.750	6,707
	2008	$12.750	$7.928	6,676
	2009	$7.928	$9.220	6,631
	2010	$9.220	$10.589	5,138
	2011	$10.589	$9.728	3,473
	2012	$9.728	$10.664	3,455
	2013	$10.664	$14.175	3,439
	2014	$14.175	$14.926	1,816
	2015	$14.926	$14.181	1,808

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.388	$12.018	7,199
	2007	$12.018	$14.255	4,584
	2008	$14.255	$8.610	4,483
	2009	$8.610	$12.258	3,464
	2010	$12.258	$14.738	2,534
	2011	$14.738	$12.967	1,512
	2012	$12.967	$14.471	1,484
	2013	$14.471	$19.402	1,397
	2014	$19.402	$20.129	755
	2015	$20.129	$20.225	1,635

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	20,540
	2007	$12.912	$12.701	14,663
	2008	$12.701	$7.533	11,381
	2009	$7.533	$9.329	9,571
	2010	$9.329	$11.446	7,370
	2011	$11.446	$10.746	3,847
	2012	$10.746	$12.039	3,800
	2013	$12.039	$15.346	3,695
	2014	$15.346	$16.740	1,120
	2015	$16.740	$15.753	500

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.100	$13.799	56,456
	2007	$13.799	$15.365	37,725
	2008	$15.365	$8.166	37,263
	2009	$8.166	$11.513	33,587
	2010	$11.513	$12.291	28,179
	2011	$12.291	$11.857	24,219
	2012	$11.857	$13.198	22,658
	2013	$13.198	$16.708	21,367
	2014	$16.708	$18.815	17,411
	2015	$18.815	$19.004	15,966

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.206	$15.405	22,039
	2007	$15.405	$15.591	21,004
	2008	$15.591	$8.598	19,434
	2009	$8.598	$10.226	17,667
	2010	$10.226	$11.270	17,237
	2011	$11.270	$11.066	16,097
	2012	$11.066	$12.134	14,103
	2013	$12.134	$13.391	14,805
	2014	$13.391	$14.148	14,253
	2015	$14.148	$13.916	13,589

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.105	$10.371	17,491
	2007	$10.371	$10.558	20,841
	2008	$10.558	$6.291	20,764
	2009	$6.291	$6.711	22,905
	2010	$6.711	$7.304	22,585
	2011	$7.304	$7.711	22,915
	2012	$7.711	$8.309	18,806
	2013	$8.309	$8.096	9,552
	2014	$8.096	$8.467	7,373
	2015	$8.467	$8.340	6,879

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.795	$15.867	23,151
	2007	$15.867	$16.455	13,823
	2008	$16.455	$8.174	12,241
	2009	$8.174	$10.574	10,423
	2010	$10.574	$13.151	6,180
	2011	$13.151	$12.972	3,804
	2012	$12.972	$14.738	3,328
	2013	$14.738	$19.550	1,366
	2014	$19.550	$20.179	522
	2015	$20.179	$20.990	518

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.397	$21.119	30,564
	2007	$21.119	$21.910	22,461
	2008	$21.910	$12.787	22,365
	2009	$12.787	$17.429	22,069
	2010	$17.429	$19.724	15,838
	2011	$19.724	$17.648	13,066
	2012	$17.648	$20.877	5,914
	2013	$20.877	$25.932	5,136
	2014	$25.932	$25.885	4,135
	2015	$25.885	$26.248	3,177

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.855	$13.484	45,897
	2007	$13.484	$14.446	32,434
	2008	$14.446	$12.083	35,702
	2009	$12.083	$13.994	33,786
	2010	$13.994	$15.710	35,018
	2011	$15.710	$15.467	31,687
	2012	$15.467	$17.116	25,306
	2013	$17.116	$16.680	25,878
	2014	$16.680	$16.721	24,231
	2015	$16.721	$15.947	21,674

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.698	$14.636	45,695
	2007	$14.636	$14.246	26,973
	2008	$14.246	$2.985	27,999
	2009	$2.985	$3.678	31,109
	2010	$3.678	$4.117	26,145
	2011	$4.117	$3.924	23,421
	2012	$3.924	$4.338	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.898	$15.601	63,905
	2007	$15.601	$15.890	49,814
	2008	$15.890	$9.539	41,325
	2009	$9.539	$11.941	35,242
	2010	$11.941	$13.529	28,481
	2011	$13.529	$13.191	22,290
	2012	$13.191	$15.045	27,041
	2013	$15.045	$19.342	12,161
	2014	$19.342	$20.886	7,957
	2015	$20.886	$21.063	4,609

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.275	$20.496	41,664
	2007	$20.496	$19.766	31,534
	2008	$19.766	$11.985	27,584
	2009	$11.985	$16.046	25,315
	2010	$16.046	$19.314	16,915
	2011	$19.314	$18.442	16,686
	2012	$18.442	$21.224	12,486
	2013	$21.224	$29.193	10,325
	2014	$29.193	$31.881	8,407
	2015	$31.881	$29.283	7,658

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.244	31,333
	2010	$12.244	$13.486	30,804
	2011	$13.486	$13.445	28,492
	2012	$13.445	$15.688	24,413
	2013	$15.688	$20.319	22,949
	2014	$20.319	$22.390	21,618
	2015	$22.390	$21.234	19,923

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.960	$14.188	19,524
	2007	$14.188	$14.008	9,363
	2008	$14.008	$8.122	7,678
	2009	$8.122	$9.980	6,438
	2010	$9.980	$10.818	6,347
	2011	$10.818	$10.875	5,345
	2012	$10.875	$11.969	11,818
	2013	$11.969	$13.825	4,007
	2014	$13.825	$14.967	3,948
	2015	$14.967	$14.473	2,723

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.831	$15.268	18,323
	2007	$15.268	$15.371	14,308
	2008	$15.371	$10.024	18,546
	2009	$10.024	$13.257	17,965
	2010	$13.257	$14.871	17,528
	2011	$14.871	$14.485	13,155
	2012	$14.485	$16.179	13,031
	2013	$16.179	$18.909	12,120
	2014	$18.909	$20.238	11,200
	2015	$20.238	$19.829	9,626

Putnam VT Global Health Care Fund - Class IB
	2006	$13.063	$13.135	5,156
	2007	$13.135	$12.769	5,012
	2008	$12.769	$10.356	4,326
	2009	$10.356	$12.764	3,055
	2010	$12.764	$12.792	3,262
	2011	$12.792	$12.365	3,104
	2012	$12.365	$14.787	2,841
	2013	$14.787	$20.490	1,774
	2014	$20.490	$25.581	1,266
	2015	$25.581	$26.969	958

Putnam VT Global Utilities Fund - Class IB
	2006	$17.690	$21.981	1,801
	2007	$21.981	$25.785	214
	2008	$25.785	$17.530	213
	2009	$17.530	$18.407	213
	2010	$18.407	$18.334	212
	2011	$18.334	$16.964	212
	2012	$16.964	$17.428	212
	2013	$17.428	$19.401	212
	2014	$19.401	$21.743	195
	2015	$21.743	$19.158	177

Putnam VT Growth and Income Fund - Class IB
	2006	$15.050	$17.064	21,468
	2007	$17.064	$15.680	17,929
	2008	$15.680	$9.401	16,653
	2009	$9.401	$11.937	16,009
	2010	$11.937	$13.354	15,659
	2011	$13.354	$12.456	15,466
	2012	$12.456	$14.514	10,996
	2013	$14.514	$19.261	9,315
	2014	$19.261	$20.862	9,573
	2015	$20.862	$18.869	9,146

Putnam VT High Yield Fund - Class IB
	2006	$14.495	$15.671	18,522
	2007	$15.671	$15.754	15,645
	2008	$15.754	$11.392	11,476
	2009	$11.392	$16.735	10,753
	2010	$16.735	$18.667	10,352
	2011	$18.667	$18.579	10,279
	2012	$18.579	$21.081	9,812
	2013	$21.081	$22.239	9,624
	2014	$22.239	$22.091	9,424
	2015	$22.091	$20.450	9,033

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.639	$10.877	67,485
	2007	$10.877	$11.194	59,014
	2008	$11.194	$8.329	42,520
	2009	$8.329	$11.948	37,576
	2010	$11.948	$12.839	37,873
	2011	$12.839	$13.187	34,768
	2012	$13.187	$14.283	38,648
	2013	$14.283	$14.232	30,174
	2014	$14.232	$14.819	27,067
	2015	$14.819	$14.283	25,026

Putnam VT International Equity Fund - Class IB
	2006	$16.628	$20.774	20,429
	2007	$20.774	$22.016	18,632
	2008	$22.016	$12.069	16,964
	2009	$12.069	$14.712	16,476
	2010	$14.712	$15.833	15,776
	2011	$15.833	$12.864	16,236
	2012	$12.864	$15.340	15,167
	2013	$15.340	$19.215	14,261
	2014	$19.215	$17.521	13,147
	2015	$17.521	$17.161	13,025

Putnam VT Investors Fund - Class IB
	2006	$15.176	$16.913	8,746
	2007	$16.913	$15.686	2,824
	2008	$15.686	$9.274	725
	2009	$9.274	$11.867	719
	2010	$11.867	$13.223	714
	2011	$13.223	$12.940	708
	2012	$12.940	$14.786	703
	2013	$14.786	$19.542	699
	2014	$19.542	$21.774	695
	2015	$21.774	$20.833	690

Putnam VT Money Market Fund - Class IB
	2006	$9.692	$9.897	35,572
	2007	$9.897	$10.142	30,372
	2008	$10.142	$10.175	33,302
	2009	$10.175	$9.973	32,203
	2010	$9.973	$9.758	29,334
	2011	$9.758	$9.546	35,349
	2012	$9.546	$9.337	42,169
	2013	$9.337	$9.134	42,972
	2014	$9.134	$8.934	30,164
	2015	$8.934	$8.740	26,708

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.609	$16.574	13,473
	2007	$16.574	$17.140	9,948
	2008	$17.140	$10.268	7,898
	2009	$10.268	$13.271	6,378
	2010	$13.271	$15.520	11,738
	2011	$15.520	$14.409	10,472
	2012	$14.409	$16.454	9,842
	2013	$16.454	$21.959	9,593
	2014	$21.959	$24.375	9,135
	2015	$24.375	$23.772	8,205

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.978	$19.267	49,497
	2007	$19.267	$17.922	33,798
	2008	$17.922	$9.683	32,716
	2009	$9.683	$9.110	0

Putnam VT Research Fund - Class IB
	2006	$14.098	$15.350	4,301
	2007	$15.350	$15.096	3,475
	2008	$15.096	$9.074	3,462
	2009	$9.074	$11.820	3,411
	2010	$11.820	$13.455	3,367
	2011	$13.455	$12.931	2,860
	2012	$12.931	$14.913	2,666
	2013	$14.913	$19.453	2,591
	2014	$19.453	$21.855	2,544
	2015	$21.855	$21.046	892

Putnam VT Vista Fund - Class IB
	2006	$17.194	$17.735	13,899
	2007	$17.735	$18.005	8,037
	2008	$18.005	$9.590	6,905
	2009	$9.590	$13.014	6,487
	2010	$13.014	$14.806	0

Putnam VT Voyager Fund - Class IB
	2006	$13.118	$13.529	92,829
	2007	$13.529	$13.961	62,475
	2008	$13.961	$8.598	48,376
	2009	$8.598	$13.784	40,792
	2010	$13.784	$16.286	41,260
	2011	$16.286	$13.087	41,492
	2012	$13.087	$14.621	40,576
	2013	$14.621	$20.554	30,109
	2014	$20.554	$22.058	25,215
	2015	$22.058	$20.256	24,048

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.322	$17.691	12,002
	2007	$17.691	$18.407	9,145
	2008	$18.407	$15.307	8,172
	2009	$15.307	$19.481	7,585
	2010	$19.481	$20.910	4,632
	2011	$20.910	$21.862	5,572
	2012	$21.862	$25.204	5,498
	2013	$25.204	$22.493	5,798
	2014	$22.493	$22.637	5,133
	2015	$22.637	$21.881	4,468

UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	19,820
	2007	$14.359	$15.417	11,213
	2008	$15.417	$10.715	10,701
	2009	$10.715	$13.579	8,044
	2010	$13.579	$15.147	7,115
	2011	$15.147	$16.157	8,644
	2012	$16.157	$18.266	6,099
	2013	$18.266	$21.379	5,869
	2014	$21.379	$21.854	4,273
	2015	$21.854	$22.701	3,899

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	29,018
	2007	$12.355	$14.730	24,354
	2008	$14.730	$7.320	28,004
	2009	$7.320	$11.854	24,104
	2010	$11.854	$14.245	19,670
	2011	$14.245	$13.544	17,831
	2012	$13.544	$15.151	15,479
	2013	$15.151	$21.944	12,835
	2014	$21.944	$22.828	11,523
	2015	$22.828	$25.061	9,754

UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	5,280
	2007	$12.266	$14.595	616
	2008	$14.595	$7.231	349
	2009	$7.231	$11.679	129
	2010	$11.679	$14.007	129
	2011	$14.007	$13.284	123
	2012	$13.284	$14.819	118
	2013	$14.819	$21.411	112
	2014	$21.411	$22.218	107
	2015	$22.218	$24.332	101

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	2,702
	2007	$9.793	$11.743	3,501
	2008	$11.743	$6.108	4,814
	2009	$6.108	$9.402	3,854
	2010	$9.402	$12.164	4,034
	2011	$12.164	$11.044	4,942
	2012	$11.044	$11.719	4,663
	2013	$11.719	$15.758	3,633
	2014	$15.758	$15.697	3,133
	2015	$15.697	$14.434	3,088

UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	14,124
	2007	$19.025	$19.158	5,644
	2008	$19.158	$11.161	3,323
	2009	$11.161	$16.008	3,043
	2010	$16.008	$19.816	2,806
	2011	$19.816	$17.694	2,682
	2012	$17.694	$19.851	2,589
	2013	$19.851	$33.266	1,484
	2014	$33.266	$28.027	481
	2015	$28.027	$24.728	466

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.972	$29.588	13,501
	2007	$29.588	$23.938	7,759
	2008	$23.938	$14.502	6,442
	2009	$14.502	$18.226	5,014
	2010	$18.226	$23.092	4,235
	2011	$23.092	$23.866	4,196
	2012	$23.866	$26.988	5,604
	2013	$26.988	$26.860	3,299
	2014	$26.860	$34.003	2,702
	2015	$34.003	$33.898	1,970

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.854	$10.040	7,363
	2007	$10.040	$10.257	4,772
	2008	$10.257	$10.212	2,756
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option,

either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With

the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the

Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and

Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the

Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.05

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.224	0
	2007	$10.224	$11.723	0
	2008	$11.723	$6.568	0
	2009	$6.568	$8.698	2,336
	2010	$8.698	$9.943	2,321
	2011	$9.943	$9.450	2,307
	2012	$9.450	$10.728	2,293
	2013	$10.728	$13.735	1,875
	2014	$13.735	$14.992	1,667
	2015	$14.992	$14.717	1,552

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.415	0
	2007	$10.415	$11.038	0
	2008	$11.038	$8.075	0
	2009	$8.075	$9.785	0
	2010	$9.785	$10.766	0
	2011	$10.766	$10.480	0
	2012	$10.480	$11.432	0
	2013	$11.432	$12.651	0
	2014	$12.651	$12.888	0
	2015	$12.888	$12.532	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.445	0
	2007	$10.445	$11.227	0
	2008	$11.227	$7.375	0
	2009	$7.375	$9.269	0
	2010	$9.269	$10.359	0
	2011	$10.359	$10.002	0
	2012	$10.002	$11.056	0
	2013	$11.056	$12.498	0
	2014	$12.498	$12.779	0
	2015	$12.779	$12.436	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.454	0
	2007	$10.454	$11.350	0
	2008	$11.350	$6.860	0
	2009	$6.860	$8.798	0
	2010	$8.798	$9.967	0
	2011	$9.967	$9.469	0
	2012	$9.469	$10.662	0
	2013	$10.662	$12.654	0
	2014	$12.654	$12.958	0
	2015	$12.958	$12.600	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.306	0
	2007	$10.306	$10.670	0
	2008	$10.670	$9.314	0
	2009	$9.314	$10.439	0
	2010	$10.439	$10.946	0
	2011	$10.946	$10.850	0
	2012	$10.850	$11.270	0
	2013	$11.270	$11.591	0
	2014	$11.591	$11.732	0
	2015	$11.732	$11.404	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.462	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.703	0
	2007	$9.703	$11.601	0
	2008	$11.601	$6.263	0
	2009	$6.263	$8.843	0
	2010	$8.843	$10.354	0
	2011	$10.354	$10.168	0
	2012	$10.168	$11.746	0
	2013	$11.746	$15.457	0
	2014	$15.457	$16.975	0
	2015	$16.975	$17.976	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.776	0
	2007	$10.776	$11.079	0
	2008	$11.079	$6.806	0
	2009	$6.806	$8.403	2,414
	2010	$8.403	$9.425	2,682
	2011	$9.425	$9.379	2,384
	2012	$9.379	$10.602	2,370
	2013	$10.602	$13.671	1,938
	2014	$13.671	$15.141	1,722
	2015	$15.141	$14.962	1,604

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.835	0
	2007	$9.835	$11.088	0
	2008	$11.088	$6.546	0
	2009	$6.546	$8.943	0
	2010	$8.943	$11.241	0
	2011	$11.241	$9.797	0
	2012	$9.797	$10.972	0
	2013	$10.972	$14.574	0
	2014	$14.574	$15.106	0
	2015	$15.106	$14.527	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.575	$16.637	0
	2007	$16.637	$15.659	5,547
	2008	$15.659	$9.928	4,599
	2009	$9.928	$12.283	3,898
	2010	$12.283	$14.011	3,160
	2011	$14.011	$14.027	2,319
	2012	$14.027	$15.390	1,724
	2013	$15.390	$19.499	1,427
	2014	$19.499	$20.804	1,181
	2015	$20.804	$20.153	842

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.116	$12.850	0
	2007	$12.850	$13.033	13,557
	2008	$13.033	$8.962	13,186
	2009	$8.962	$11.880	13,052
	2010	$11.880	$13.086	11,603
	2011	$13.086	$13.099	8,246
	2012	$13.099	$14.425	8,201
	2013	$14.425	$16.068	8,066
	2014	$16.068	$16.433	7,649
	2015	$16.433	$14.931	7,430

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.382	$11.256	0
	2007	$11.256	$11.688	3,309
	2008	$11.688	$7.481	7,570
	2009	$7.481	$9.488	7,554
	2010	$9.488	$10.350	1,392
	2011	$10.350	$9.966	1,043
	2012	$9.966	$10.948	1,000
	2013	$10.948	$13.768	929
	2014	$13.768	$15.136	821
	2015	$15.136	$15.629	719

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.970	0
	2007	$10.970	$11.993	0
	2008	$11.993	$8.388	0
	2009	$8.388	$10.112	1,928
	2010	$10.112	$11.068	2,383
	2011	$11.068	$10.500	1,904
	2012	$10.500	$11.636	1,893
	2013	$11.636	$14.517	2,210
	2014	$14.517	$15.002	2,015
	2015	$15.002	$14.130	1,920

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.015	$17.378	0
	2007	$17.378	$17.578	4,431
	2008	$17.578	$10.807	4,391
	2009	$10.807	$13.317	4,597
	2010	$13.317	$14.476	4,847
	2011	$14.476	$14.005	1,976
	2012	$14.005	$15.641	1,946
	2013	$15.641	$19.612	1,949
	2014	$19.612	$20.538	1,983
	2015	$20.538	$19.087	2,015

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.630	$21.307	0
	2007	$21.307	$20.332	3,011
	2008	$20.332	$13.313	1,907
	2009	$13.313	$16.809	1,827
	2010	$16.809	$21.071	1,659
	2011	$21.071	$19.825	1,566
	2012	$19.825	$22.944	1,459
	2013	$22.944	$30.558	1,290
	2014	$30.558	$30.044	1,340
	2015	$30.044	$27.202	1,327

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.259	$18.340	3,780
	2007	$18.340	$19.942	3,153
	2008	$19.942	$11.210	1,637
	2009	$11.210	$15.734	1,211
	2010	$15.734	$19.632	923
	2011	$19.632	$18.265	723
	2012	$18.265	$19.793	691
	2013	$19.793	$26.733	629
	2014	$26.733	$28.087	630
	2015	$28.087	$26.728	617

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.219	$10.392	0
	2007	$10.392	$10.830	2,612
	2008	$10.830	$11.390	6,921
	2009	$11.390	$11.480	4,328
	2010	$11.480	$11.816	2,157
	2011	$11.816	$12.208	4,431
	2012	$12.208	$12.159	4,431
	2013	$12.159	$11.621	0
	2014	$11.621	$11.745	0
	2015	$11.745	$11.536	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.489	$31.920	0
	2007	$31.920	$40.183	154
	2008	$40.183	$18.577	0
	2009	$18.577	$31.345	812
	2010	$31.345	$36.033	807
	2011	$36.033	$29.641	802
	2012	$29.641	$32.789	797
	2013	$32.789	$31.759	652
	2014	$31.759	$28.442	579
	2015	$28.442	$22.354	539

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.878	$20.040	0
	2007	$20.040	$22.617	7,929
	2008	$22.617	$13.182	7,884
	2009	$13.182	$17.660	7,633
	2010	$17.660	$18.716	6,319
	2011	$18.716	$16.352	4,165
	2012	$16.352	$18.899	3,973
	2013	$18.899	$22.720	3,836
	2014	$22.720	$19.739	3,803
	2015	$19.739	$18.043	3,717

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.623	$15.020	1,977
	2007	$15.020	$16.297	1,639
	2008	$16.297	$16.921	1,048
	2009	$16.921	$19.632	1,031
	2010	$19.632	$21.966	938
	2011	$21.966	$21.288	795
	2012	$21.288	$23.945	669
	2013	$23.945	$23.790	765
	2014	$23.790	$23.683	798
	2015	$23.683	$22.156	629

Invesco V.I. American Franchise Fund - Series II
	2006	$12.823	$12.865	0
	2007	$12.865	$14.669	977
	2008	$14.669	$7.297	1,104
	2009	$7.297	$11.816	950
	2010	$11.816	$13.811	929
	2011	$13.811	$12.640	413
	2012	$12.640	$14.011	410
	2013	$14.011	$19.148	408
	2014	$19.148	$20.249	406
	2015	$20.249	$20.735	404

Invesco V.I. American Value Fund - Series I
	2006	$12.360	$14.585	8,054
	2007	$14.585	$15.375	5,409
	2008	$15.375	$8.824	4,709
	2009	$8.824	$12.009	3,751
	2010	$12.009	$14.351	2,970
	2011	$14.351	$14.159	2,211
	2012	$14.159	$16.237	1,576
	2013	$16.237	$21.313	1,716
	2014	$21.313	$22.867	1,471
	2015	$22.867	$20.314	1,190

Invesco V.I. American Value Fund - Series II
	2006	$12.335	$14.546	0
	2007	$14.546	$15.320	412
	2008	$15.320	$8.773	409
	2009	$8.773	$11.935	406
	2010	$11.935	$14.256	403
	2011	$14.256	$14.052	400
	2012	$14.052	$16.082	397
	2013	$16.082	$21.057	395
	2014	$21.057	$22.537	394
	2015	$22.537	$19.970	392

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.495	$13.041	0
	2007	$13.041	$12.451	12,144
	2008	$12.451	$7.814	12,069
	2009	$7.814	$9.809	7,411
	2010	$9.809	$11.094	5,627
	2011	$11.094	$10.617	5,597
	2012	$10.617	$12.343	5,540
	2013	$12.343	$16.369	5,484
	2014	$16.369	$17.459	5,442
	2015	$17.459	$16.010	5,421

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.462	$12.616	0
	2007	$12.616	$12.746	4,668
	2008	$12.746	$9.634	4,635
	2009	$9.634	$11.536	0
	2010	$11.536	$12.635	0
	2011	$12.635	$12.192	0
	2012	$12.192	$13.395	0
	2013	$13.395	$16.353	0
	2014	$16.353	$17.389	0
	2015	$17.389	$16.560	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.894	$18.021	0
	2007	$18.021	$18.059	12,253
	2008	$18.059	$11.968	10,353
	2009	$11.968	$14.520	6,556
	2010	$14.520	$15.926	6,404
	2011	$15.926	$15.218	6,049
	2012	$15.218	$17.011	5,636
	2013	$17.011	$22.245	5,375
	2014	$22.245	$23.914	4,840
	2015	$23.914	$22.604	4,566

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.037	$12.347	0
	2007	$12.347	$14.194	1,982
	2008	$14.194	$7.377	1,762
	2009	$7.377	$11.277	1,188
	2010	$11.277	$14.031	780
	2011	$14.031	$12.433	448
	2012	$12.433	$13.567	247
	2013	$13.567	$18.119	174
	2014	$18.119	$19.075	130
	2015	$19.075	$18.842	80

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.247	$10.952	0
	2007	$10.952	$11.368	2,135
	2008	$11.368	$9.165	1,618
	2009	$9.165	$12.033	1,588
	2010	$12.033	$13.213	2,009
	2011	$13.213	$13.483	257
	2012	$13.483	$14.833	246
	2013	$14.833	$15.686	271
	2014	$15.686	$16.001	261
	2015	$16.001	$15.403	245

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.391	$12.767	0
	2007	$12.767	$13.318	1,847
	2008	$13.318	$9.287	1,838
	2009	$9.287	$11.437	1,826
	2010	$11.437	$13.308	0
	2011	$13.308	$12.427	0
	2012	$12.427	$13.433	0
	2013	$13.433	$17.828	0
	2014	$17.828	$18.674	0
	2015	$18.674	$17.627	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.981	$12.590	0
	2007	$12.590	$12.729	636
	2008	$12.729	$7.911	632
	2009	$7.911	$9.196	685
	2010	$9.196	$10.555	673
	2011	$10.555	$9.692	0
	2012	$9.692	$10.619	0
	2013	$10.619	$14.108	0
	2014	$14.108	$14.848	0
	2015	$14.848	$14.100	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.380	$12.004	0
	2007	$12.004	$14.231	0
	2008	$14.231	$8.592	3,644
	2009	$8.592	$12.225	3,644
	2010	$12.225	$14.691	0
	2011	$14.691	$12.919	0
	2012	$12.919	$14.410	0
	2013	$14.410	$19.311	0
	2014	$19.311	$20.024	0
	2015	$20.024	$20.109	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.754	$12.897	0
	2007	$12.897	$12.680	6,775
	2008	$12.680	$7.517	6,825
	2009	$7.517	$9.304	6,802
	2010	$9.304	$11.409	4,927
	2011	$11.409	$10.707	4,301
	2012	$10.707	$11.988	4,245
	2013	$11.988	$15.274	4,181
	2014	$15.274	$16.653	4,106
	2015	$16.653	$15.663	4,078

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.083	$13.773	0
	2007	$13.773	$15.329	263
	2008	$15.329	$8.142	316
	2009	$8.142	$11.474	283
	2010	$11.474	$12.243	295
	2011	$12.243	$11.805	294
	2012	$11.805	$13.133	278
	2013	$13.133	$16.618	257
	2014	$16.618	$18.703	221
	2015	$18.703	$18.882	198

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.167	$15.355	0
	2007	$15.355	$15.532	7,665
	2008	$15.532	$8.561	5,519
	2009	$8.561	$10.177	4,962
	2010	$10.177	$11.211	4,504
	2011	$11.211	$11.002	4,018
	2012	$11.002	$12.057	3,727
	2013	$12.057	$13.300	3,620
	2014	$13.300	$14.044	3,345
	2015	$14.044	$13.807	3,305

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.098	$10.360	0
	2007	$10.360	$10.540	0
	2008	$10.540	$6.278	0
	2009	$6.278	$6.693	0
	2010	$6.693	$7.281	0
	2011	$7.281	$7.682	0
	2012	$7.682	$8.274	0
	2013	$8.274	$8.058	0
	2014	$8.058	$8.423	0
	2015	$8.423	$8.292	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.752	$15.816	0
	2007	$15.816	$16.393	388
	2008	$16.393	$8.139	492
	2009	$8.139	$10.523	508
	2010	$10.523	$13.082	469
	2011	$13.082	$12.896	421
	2012	$12.896	$14.645	432
	2013	$14.645	$19.417	416
	2014	$19.417	$20.031	434
	2015	$20.031	$20.825	403

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.346	$21.051	0
	2007	$21.051	$21.828	587
	2008	$21.828	$12.732	559
	2009	$12.732	$17.345	369
	2010	$17.345	$19.620	266
	2011	$19.620	$17.546	182
	2012	$17.546	$20.745	85
	2013	$20.745	$25.755	0
	2014	$25.755	$25.696	0
	2015	$25.696	$26.042	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.819	$13.440	0
	2007	$13.440	$14.392	1,540
	2008	$14.392	$12.032	4,146
	2009	$12.032	$13.927	4,067
	2010	$13.927	$15.627	854
	2011	$15.627	$15.377	284
	2012	$15.377	$17.008	458
	2013	$17.008	$16.566	454
	2014	$16.566	$16.599	484
	2015	$16.599	$15.822	496

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.661	$14.588	0
	2007	$14.588	$14.193	946
	2008	$14.193	$2.973	2,156
	2009	$2.973	$3.660	2,783
	2010	$3.660	$4.095	2,816
	2011	$4.095	$3.901	1,056
	2012	$3.901	$4.311	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.860	$15.550	0
	2007	$15.550	$15.831	18,739
	2008	$15.831	$9.498	14,408
	2009	$9.498	$11.884	13,220
	2010	$11.884	$13.457	12,434
	2011	$13.457	$13.115	11,005
	2012	$13.115	$14.950	10,129
	2013	$14.950	$19.210	9,704
	2014	$19.210	$20.733	8,551
	2015	$20.733	$20.898	8,019

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.225	$20.430	0
	2007	$20.430	$19.692	819
	2008	$19.692	$11.934	760
	2009	$11.934	$15.970	660
	2010	$15.970	$19.212	555
	2011	$19.212	$18.335	491
	2012	$18.335	$21.090	410
	2013	$21.090	$28.994	325
	2014	$28.994	$31.648	276
	2015	$31.648	$29.053	241

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.186	266
	2010	$12.186	$13.415	270
	2011	$13.415	$13.367	259
	2012	$13.367	$15.589	234
	2013	$15.589	$20.181	701
	2014	$20.181	$22.226	648
	2015	$22.226	$21.067	613

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.925	$14.142	0
	2007	$14.142	$13.956	4,940
	2008	$13.956	$8.087	4,915
	2009	$8.087	$9.932	4,889
	2010	$9.932	$10.761	4,767
	2011	$10.761	$10.812	4,180
	2012	$10.812	$11.894	3,731
	2013	$11.894	$13.731	3,765
	2014	$13.731	$14.857	3,276
	2015	$14.857	$14.360	2,863

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.793	$15.218	0
	2007	$15.218	$15.313	7,982
	2008	$15.313	$9.981	7,972
	2009	$9.981	$13.193	3,099
	2010	$13.193	$14.792	2,926
	2011	$14.792	$14.401	556
	2012	$14.401	$16.077	405
	2013	$16.077	$18.781	282
	2014	$18.781	$20.090	208
	2015	$20.090	$19.674	136

Putnam VT Global Health Care Fund - Class IB
	2006	$13.027	$13.092	0
	2007	$13.092	$12.720	1,753
	2008	$12.720	$10.312	989
	2009	$10.312	$12.703	909
	2010	$12.703	$12.725	838
	2011	$12.725	$12.294	774
	2012	$12.294	$14.694	654
	2013	$14.694	$20.350	559
	2014	$20.350	$25.394	457
	2015	$25.394	$26.758	394

Putnam VT Global Utilities Fund - Class IB
	2006	$17.641	$21.909	0
	2007	$21.909	$25.688	1,286
	2008	$25.688	$17.455	1,152
	2009	$17.455	$18.319	1,143
	2010	$18.319	$18.237	1,002
	2011	$18.237	$16.866	800
	2012	$16.866	$17.318	580
	2013	$17.318	$19.269	514
	2014	$19.269	$21.584	457
	2015	$21.584	$19.008	196

Putnam VT Growth and Income Fund - Class IB
	2006	$15.009	$17.008	0
	2007	$17.008	$15.621	8,828
	2008	$15.621	$9.361	7,099
	2009	$9.361	$11.880	6,242
	2010	$11.880	$13.284	5,939
	2011	$13.284	$12.384	3,552
	2012	$12.384	$14.423	2,904
	2013	$14.423	$19.130	2,588
	2014	$19.130	$20.709	2,330
	2015	$20.709	$18.721	2,138

Putnam VT High Yield Fund - Class IB
	2006	$14.456	$15.620	0
	2007	$15.620	$15.695	4,734
	2008	$15.695	$11.343	4,741
	2009	$11.343	$16.655	2,987
	2010	$16.655	$18.568	2,898
	2011	$18.568	$18.472	0
	2012	$18.472	$20.948	0
	2013	$20.948	$22.087	383
	2014	$22.087	$21.929	416
	2015	$21.929	$20.290	443

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.610	$10.842	0
	2007	$10.842	$11.152	10,128
	2008	$11.152	$8.293	8,766
	2009	$8.293	$11.890	7,381
	2010	$11.890	$12.771	7,353
	2011	$12.771	$13.111	693
	2012	$13.111	$14.193	695
	2013	$14.193	$14.135	827
	2014	$14.135	$14.710	609
	2015	$14.710	$14.171	599

Putnam VT International Equity Fund - Class IB
	2006	$16.582	$20.706	0
	2007	$20.706	$21.933	7,251
	2008	$21.933	$12.017	6,756
	2009	$12.017	$14.642	1,516
	2010	$14.642	$15.750	1,392
	2011	$15.750	$12.790	813
	2012	$12.790	$15.243	714
	2013	$15.243	$19.084	682
	2014	$19.084	$17.392	766
	2015	$17.392	$17.027	743

Putnam VT Investors Fund - Class IB
	2006	$15.134	$16.858	0
	2007	$16.858	$15.627	1,982
	2008	$15.627	$9.235	1,914
	2009	$9.235	$11.811	1,930
	2010	$11.811	$13.153	1,973
	2011	$13.153	$12.865	1,935
	2012	$12.865	$14.693	1,888
	2013	$14.693	$19.409	1,814
	2014	$19.409	$21.614	1,730
	2015	$21.614	$20.670	1,709

Putnam VT Money Market Fund - Class IB
	2006	$9.665	$9.865	0
	2007	$9.865	$10.104	28,327
	2008	$10.104	$10.131	11,708
	2009	$10.131	$9.925	28,319
	2010	$9.925	$9.706	16,334
	2011	$9.706	$9.490	5,915
	2012	$9.490	$9.278	3,984
	2013	$9.278	$9.071	3,404
	2014	$9.071	$8.869	3,080
	2015	$8.869	$8.671	2,866

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.566	$16.521	0
	2007	$16.521	$17.075	1,034
	2008	$17.075	$10.225	609
	2009	$10.225	$13.208	467
	2010	$13.208	$15.437	2,406
	2011	$15.437	$14.325	2,236
	2012	$14.325	$16.351	2,104
	2013	$16.351	$21.809	1,894
	2014	$21.809	$24.197	1,589
	2015	$24.197	$23.586	1,467

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.932	$19.204	0
	2007	$19.204	$17.854	1,106
	2008	$17.854	$9.642	267
	2009	$9.642	$9.071	0

Putnam VT Research Fund - Class IB
	2006	$14.059	$15.300	0
	2007	$15.300	$15.039	0
	2008	$15.039	$9.035	0
	2009	$9.035	$11.764	0
	2010	$11.764	$13.384	0
	2011	$13.384	$12.856	0
	2012	$12.856	$14.819	0
	2013	$14.819	$19.321	0
	2014	$19.321	$21.695	0
	2015	$21.695	$20.881	0

Putnam VT Vista Fund - Class IB
	2006	$17.146	$17.677	0
	2007	$17.677	$17.937	3,100
	2008	$17.937	$9.548	2,354
	2009	$9.548	$12.952	2,183
	2010	$12.952	$14.730	0

Putnam VT Voyager Fund - Class IB
	2006	$13.082	$13.485	0
	2007	$13.485	$13.909	17,445
	2008	$13.909	$8.562	14,738
	2009	$8.562	$13.718	11,755
	2010	$13.718	$16.200	10,788
	2011	$16.200	$13.011	9,000
	2012	$13.011	$14.528	8,493
	2013	$14.528	$20.414	7,871
	2014	$20.414	$21.896	6,793
	2015	$21.896	$20.097	6,452

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.277	$17.633	0
	2007	$17.633	$18.338	0
	2008	$18.338	$15.242	2,446
	2009	$15.242	$19.388	2,446
	2010	$19.388	$20.800	0
	2011	$20.800	$21.735	0
	2012	$21.735	$25.045	0
	2013	$25.045	$22.340	0
	2014	$22.340	$22.471	0
	2015	$22.471	$21.709	0

UIF Global Franchise Portfolio, Class II
	2006	$12.069	$14.337	0
	2007	$14.337	$15.385	0
	2008	$15.385	$10.687	0
	2009	$10.687	$13.537	1,507
	2010	$13.537	$15.093	1,834
	2011	$15.093	$16.091	1,488
	2012	$16.091	$18.182	1,479
	2013	$18.182	$21.270	1,782
	2014	$21.270	$21.731	1,666
	2015	$21.731	$22.562	1,587

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.122	$12.338	925
	2007	$12.338	$14.702	0
	2008	$14.702	$7.303	0
	2009	$7.303	$11.819	0
	2010	$11.819	$14.197	0
	2011	$14.197	$13.491	0
	2012	$13.491	$15.084	0
	2013	$15.084	$21.835	0
	2014	$21.835	$22.704	0
	2015	$22.704	$24.912	0

UIF Growth Portfolio, Class II
	2006	$12.069	$12.250	0
	2007	$12.250	$14.568	0
	2008	$14.568	$7.213	0
	2009	$7.213	$11.646	0
	2010	$11.646	$13.959	0
	2011	$13.959	$13.232	0
	2012	$13.232	$14.753	0
	2013	$14.753	$21.306	0
	2014	$21.306	$22.097	0
	2015	$22.097	$24.187	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.789	0
	2007	$9.789	$11.733	0
	2008	$11.733	$6.100	0
	2009	$6.100	$9.384	0
	2010	$9.384	$12.135	0
	2011	$12.135	$11.012	0
	2012	$11.012	$11.679	0
	2013	$11.679	$15.697	0
	2014	$15.697	$15.628	0
	2015	$15.628	$14.362	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.368	$18.990	0
	2007	$18.990	$19.112	1,159
	2008	$19.112	$11.128	721
	2009	$11.128	$15.954	601
	2010	$15.954	$19.739	469
	2011	$19.739	$17.616	370
	2012	$17.616	$19.753	269
	2013	$19.753	$33.085	188
	2014	$33.085	$27.860	138
	2015	$27.860	$24.569	90

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.911	$29.492	0
	2007	$29.492	$23.848	1,584
	2008	$23.848	$14.440	1,554
	2009	$14.440	$18.139	1,429
	2010	$18.139	$22.969	929
	2011	$22.969	$23.727	595
	2012	$23.727	$26.818	364
	2013	$26.818	$26.677	338
	2014	$26.677	$33.754	292
	2015	$33.754	$33.632	109

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.844	$10.025	0
	2007	$10.025	$10.236	0
	2008	$10.236	$10.186	0
	2009	$10.186	$9.966	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death

Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the

Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings

Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.221	0
	2007	$10.221	$11.713	735
	2008	$11.713	$6.559	731
	2009	$6.559	$8.682	725
	2010	$8.682	$9.919	647
	2011	$9.919	$9.422	569
	2012	$9.422	$10.692	496
	2013	$10.692	$13.681	879
	2014	$13.681	$14.926	784
	2015	$14.926	$14.644	358

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.029	0
	2008	$11.029	$8.064	0
	2009	$8.064	$9.766	0
	2010	$9.766	$10.740	0
	2011	$10.740	$10.450	0
	2012	$10.450	$11.393	0
	2013	$11.393	$12.601	0
	2014	$12.601	$12.831	0
	2015	$12.831	$12.471	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.441	0
	2007	$10.441	$11.218	0
	2008	$11.218	$7.365	0
	2009	$7.365	$9.251	0
	2010	$9.251	$10.335	0
	2011	$10.335	$9.973	0
	2012	$9.973	$11.018	0
	2013	$11.018	$12.449	0
	2014	$12.449	$12.723	0
	2015	$12.723	$12.374	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.450	0
	2007	$10.450	$11.341	0
	2008	$11.341	$6.851	0
	2009	$6.851	$8.781	0
	2010	$8.781	$9.944	0
	2011	$9.944	$9.441	0
	2012	$9.441	$10.625	0
	2013	$10.625	$12.605	0
	2014	$12.605	$12.900	0
	2015	$12.900	$12.538	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.303	0
	2007	$10.303	$10.661	0
	2008	$10.661	$9.302	0
	2009	$9.302	$10.419	0
	2010	$10.419	$10.919	0
	2011	$10.919	$10.818	0
	2012	$10.818	$11.231	0
	2013	$11.231	$11.546	0
	2014	$11.546	$11.680	0
	2015	$11.680	$11.348	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.376	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.700	0
	2007	$9.700	$11.591	0
	2008	$11.591	$6.254	0
	2009	$6.254	$8.826	0
	2010	$8.826	$10.329	0
	2011	$10.329	$10.138	0
	2012	$10.138	$11.706	0
	2013	$11.706	$15.397	0
	2014	$15.397	$16.900	0
	2015	$16.900	$17.893	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.772	0
	2007	$10.772	$11.069	0
	2008	$11.069	$6.797	0
	2009	$6.797	$8.388	0
	2010	$8.388	$9.403	0
	2011	$9.403	$9.352	0
	2012	$9.352	$10.565	0
	2013	$10.565	$13.618	0
	2014	$13.618	$15.074	0
	2015	$15.074	$14.888	0

Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.831	0
	2007	$9.831	$11.078	0
	2008	$11.078	$6.537	0
	2009	$6.537	$8.926	0
	2010	$8.926	$11.214	0
	2011	$11.214	$9.769	0
	2012	$9.769	$10.934	0
	2013	$10.934	$14.516	0
	2014	$14.516	$15.040	0
	2015	$15.040	$14.456	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.555	$16.606	0
	2007	$16.606	$15.622	3,761
	2008	$15.622	$9.899	3,416
	2009	$9.899	$12.241	3,411
	2010	$12.241	$13.956	3,413
	2011	$13.956	$13.965	2,950
	2012	$13.965	$15.314	0
	2013	$15.314	$19.393	0
	2014	$19.393	$20.680	0
	2015	$20.680	$20.023	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.107	$12.833	0
	2007	$12.833	$13.008	4,074
	2008	$13.008	$8.941	4,074
	2009	$8.941	$11.846	4,074
	2010	$11.846	$13.042	4,074
	2011	$13.042	$13.047	3,705
	2012	$13.047	$14.361	3,547
	2013	$14.361	$15.988	4,324
	2014	$15.988	$16.343	4,099
	2015	$16.343	$14.843	833

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.375	$11.243	0
	2007	$11.243	$11.669	2,427
	2008	$11.669	$7.465	2,242
	2009	$7.465	$9.462	2,172
	2010	$9.462	$10.317	2,182
	2011	$10.317	$9.929	2,097
	2012	$9.929	$10.902	2,091
	2013	$10.902	$13.703	1,494
	2014	$13.703	$15.057	1,348
	2015	$15.057	$15.540	1,258

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.966	0
	2007	$10.966	$11.983	0
	2008	$11.983	$8.377	0
	2009	$8.377	$10.093	0
	2010	$10.093	$11.042	0
	2011	$11.042	$10.470	0
	2012	$10.470	$11.596	0
	2013	$11.596	$14.460	618
	2014	$14.460	$14.935	580
	2015	$14.935	$14.060	539

FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.995	$17.346	0
	2007	$17.346	$17.536	4,428
	2008	$17.536	$10.776	4,403
	2009	$10.776	$13.271	4,403
	2010	$13.271	$14.419	4,417
	2011	$14.419	$13.943	3,908
	2012	$13.943	$15.563	753
	2013	$15.563	$19.505	1,071
	2014	$19.505	$20.416	1,007
	2015	$20.416	$18.963	399

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.605	$21.267	0
	2007	$21.267	$20.283	456
	2008	$20.283	$13.274	160
	2009	$13.274	$16.752	163
	2010	$16.752	$20.988	165
	2011	$20.988	$19.737	0
	2012	$19.737	$22.831	0
	2013	$22.831	$30.392	99
	2014	$30.392	$29.866	96
	2015	$29.866	$27.026	91

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.235	$18.306	0
	2007	$18.306	$19.895	0
	2008	$19.895	$11.178	0
	2009	$11.178	$15.681	0
	2010	$15.681	$19.555	0
	2011	$19.555	$18.185	0
	2012	$18.185	$19.695	0
	2013	$19.695	$26.587	0
	2014	$26.587	$27.919	0
	2015	$27.919	$26.555	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.211	$10.378	0
	2007	$10.378	$10.809	906
	2008	$10.809	$11.363	819
	2009	$11.363	$11.447	567
	2010	$11.447	$11.776	623
	2011	$11.776	$12.160	0
	2012	$12.160	$12.105	0
	2013	$12.105	$11.563	0
	2014	$11.563	$11.681	0
	2015	$11.681	$11.468	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.455	$31.860	0
	2007	$31.860	$40.087	0
	2008	$40.087	$18.524	0
	2009	$18.524	$31.238	0
	2010	$31.238	$35.892	0
	2011	$35.892	$29.510	0
	2012	$29.510	$32.628	0
	2013	$32.628	$31.587	0
	2014	$31.587	$28.273	0
	2015	$28.273	$22.210	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.855	$20.003	0
	2007	$20.003	$22.563	4,192
	2008	$22.563	$13.144	3,909
	2009	$13.144	$17.600	3,763
	2010	$17.600	$18.643	3,830
	2011	$18.643	$16.279	3,416
	2012	$16.279	$18.806	3,253
	2013	$18.806	$22.596	2,774
	2014	$22.596	$19.621	2,877
	2015	$19.621	$17.927	1,458

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.604	$14.992	0
	2007	$14.992	$16.258	0
	2008	$16.258	$16.872	0
	2009	$16.872	$19.565	0
	2010	$19.565	$21.880	0
	2011	$21.880	$21.194	0
	2012	$21.194	$23.827	0
	2013	$23.827	$23.661	0
	2014	$23.661	$23.543	0
	2015	$23.543	$22.013	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.805	$12.841	0
	2007	$12.841	$14.634	1,717
	2008	$14.634	$7.275	1,717
	2009	$7.275	$11.775	1,717
	2010	$11.775	$13.757	1,717
	2011	$13.757	$12.584	1,717
	2012	$12.584	$13.942	0
	2013	$13.942	$19.044	0
	2014	$19.044	$20.128	0
	2015	$20.128	$20.601	0

Invesco V.I. American Value Fund - Series I
	2006	$12.349	$14.565	851
	2007	$14.565	$15.346	770
	2008	$15.346	$8.803	0
	2009	$8.803	$11.974	0
	2010	$11.974	$14.302	0
	2011	$14.302	$14.104	0
	2012	$14.104	$16.165	0
	2013	$16.165	$21.208	0
	2014	$21.208	$22.743	0
	2015	$22.743	$20.193	0

Invesco V.I. American Value Fund - Series II
	2006	$12.324	$14.526	0
	2007	$14.526	$15.291	4,409
	2008	$15.291	$8.752	4,430
	2009	$8.752	$11.900	4,375
	2010	$11.900	$14.207	4,336
	2011	$14.207	$13.997	4,312
	2012	$13.997	$16.011	380
	2013	$16.011	$20.953	403
	2014	$20.953	$22.414	371
	2015	$22.414	$19.851	390

Invesco V.I. Comstock Fund - Series II
	2006	$11.485	$13.023	0
	2007	$13.023	$12.427	5,921
	2008	$12.427	$7.795	6,030
	2009	$7.795	$9.780	6,070
	2010	$9.780	$11.056	6,024
	2011	$11.056	$10.576	5,153
	2012	$10.576	$12.289	1,152
	2013	$12.289	$16.288	1,073
	2014	$16.288	$17.364	1,022
	2015	$17.364	$15.915	165

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2006	$11.452	$12.598	0
	2007	$12.598	$12.722	0
	2008	$12.722	$9.611	0
	2009	$9.611	$11.503	0
	2010	$11.503	$12.592	0
	2011	$12.592	$12.144	0
	2012	$12.144	$13.335	0
	2013	$13.335	$16.273	0
	2014	$16.273	$17.294	0
	2015	$17.294	$16.461	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.872	$17.987	0
	2007	$17.987	$18.016	470
	2008	$18.016	$11.933	151
	2009	$11.933	$14.471	148
	2010	$14.471	$15.864	148
	2011	$15.864	$15.150	151
	2012	$15.150	$16.927	147
	2013	$16.927	$22.124	121
	2014	$22.124	$23.772	116
	2015	$23.772	$22.458	117

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.027	$12.331	0
	2007	$12.331	$14.167	0
	2008	$14.167	$7.359	0
	2009	$7.359	$11.244	0
	2010	$11.244	$13.983	0
	2011	$13.983	$12.385	0
	2012	$12.385	$13.507	0
	2013	$13.507	$18.029	0
	2014	$18.029	$18.971	0
	2015	$18.971	$18.730	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.240	$10.940	0
	2007	$10.940	$11.349	0
	2008	$11.349	$9.145	0
	2009	$9.145	$12.001	0
	2010	$12.001	$13.170	0
	2011	$13.170	$13.434	0
	2012	$13.434	$14.770	0
	2013	$14.770	$15.612	565
	2014	$15.612	$15.917	538
	2015	$15.917	$15.314	492

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.384	$12.752	0
	2007	$12.752	$13.296	0
	2008	$13.296	$9.267	0
	2009	$9.267	$11.406	0
	2010	$11.406	$13.266	0
	2011	$13.266	$12.381	0
	2012	$12.381	$13.377	0
	2013	$13.377	$17.744	0
	2014	$17.744	$18.576	0
	2015	$18.576	$17.526	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.974	$12.575	0
	2007	$12.575	$12.708	0
	2008	$12.708	$7.894	0
	2009	$7.894	$9.171	0
	2010	$9.171	$10.521	0
	2011	$10.521	$9.656	0
	2012	$9.656	$10.574	0
	2013	$10.574	$14.042	0
	2014	$14.042	$14.770	0
	2015	$14.770	$14.019	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.373	$11.991	0
	2007	$11.991	$14.208	1,689
	2008	$14.208	$8.573	1,552
	2009	$8.573	$12.192	1,399
	2010	$12.192	$14.644	1,266
	2011	$14.644	$12.871	1,257
	2012	$12.871	$14.349	1,191
	2013	$14.349	$19.220	873
	2014	$19.220	$19.919	813
	2015	$19.919	$19.993	522

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.746	$12.882	0
	2007	$12.882	$12.658	1,931
	2008	$12.658	$7.500	1,816
	2009	$7.500	$9.279	1,812
	2010	$9.279	$11.373	1,760
	2011	$11.373	$10.667	1,588
	2012	$10.667	$11.938	1,488
	2013	$11.938	$15.201	1,402
	2014	$15.201	$16.566	1,311
	2015	$16.566	$15.573	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.065	$13.747	0
	2007	$13.747	$15.292	3,243
	2008	$15.292	$8.119	2,382
	2009	$8.119	$11.435	2,473
	2010	$11.435	$12.195	2,489
	2011	$12.195	$11.753	1,624
	2012	$11.753	$13.068	1,555
	2013	$13.068	$16.527	1,490
	2014	$16.527	$18.592	1,414
	2015	$18.592	$18.760	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.148	$15.326	0
	2007	$15.326	$15.495	1,076
	2008	$15.495	$8.536	695
	2009	$8.536	$10.143	825
	2010	$10.143	$11.167	823
	2011	$11.167	$10.954	92
	2012	$10.954	$11.998	87
	2013	$11.998	$13.227	0
	2014	$13.227	$13.961	0
	2015	$13.961	$13.718	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.092	$10.348	0
	2007	$10.348	$10.523	3,229
	2008	$10.523	$6.264	3,173
	2009	$6.264	$6.675	3,718
	2010	$6.675	$7.258	3,732
	2011	$7.258	$7.654	3,265
	2012	$7.654	$8.239	3,320
	2013	$8.239	$8.020	3,045
	2014	$8.020	$8.379	2,930
	2015	$8.379	$8.245	2,874

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.730	$15.786	0
	2007	$15.786	$16.354	0
	2008	$16.354	$8.115	0
	2009	$8.115	$10.487	0
	2010	$10.487	$13.031	0
	2011	$13.031	$12.839	0
	2012	$12.839	$14.572	0
	2013	$14.572	$19.312	0
	2014	$19.312	$19.912	0
	2015	$19.912	$20.691	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.321	$21.011	0
	2007	$21.011	$21.776	1,215
	2008	$21.776	$12.695	1,236
	2009	$12.695	$17.286	1,199
	2010	$17.286	$19.543	1,205
	2011	$19.543	$17.468	799
	2012	$17.468	$20.643	765
	2013	$20.643	$25.615	733
	2014	$25.615	$25.543	696
	2015	$25.543	$25.874	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.802	$13.415	0
	2007	$13.415	$14.358	2,926
	2008	$14.358	$11.997	1,437
	2009	$11.997	$13.880	1,342
	2010	$13.880	$15.566	1,313
	2011	$15.566	$15.309	588
	2012	$15.309	$16.924	781
	2013	$16.924	$16.476	841
	2014	$16.476	$16.500	849
	2015	$16.500	$15.720	822

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.642	$14.561	0
	2007	$14.561	$14.159	1,176
	2008	$14.159	$2.964	1,193
	2009	$2.964	$3.648	1,637
	2010	$3.648	$4.079	1,615
	2011	$4.079	$3.884	862
	2012	$3.884	$4.291	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.841	$15.521	0
	2007	$15.521	$15.793	2,432
	2008	$15.793	$9.470	2,363
	2009	$9.470	$11.844	2,385
	2010	$11.844	$13.404	2,336
	2011	$13.404	$13.057	1,117
	2012	$13.057	$14.876	1,045
	2013	$14.876	$19.105	739
	2014	$19.105	$20.610	668
	2015	$20.610	$20.763	439

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.200	$20.392	0
	2007	$20.392	$19.645	1,698
	2008	$19.645	$11.899	1,690
	2009	$11.899	$15.915	1,681
	2010	$15.915	$19.137	1,682
	2011	$19.137	$18.254	1,332
	2012	$18.254	$20.986	0
	2013	$20.986	$28.836	0
	2014	$28.836	$31.459	0
	2015	$31.459	$28.866	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.144	564
	2010	$12.144	$13.362	562
	2011	$13.362	$13.308	522
	2012	$13.308	$15.513	490
	2013	$15.513	$20.071	340
	2014	$20.071	$22.094	305
	2015	$22.094	$20.931	312

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.907	$14.116	0
	2007	$14.116	$13.922	1,853
	2008	$13.922	$8.064	1,502
	2009	$8.064	$9.898	1,639
	2010	$9.898	$10.719	1,649
	2011	$10.719	$10.764	136
	2012	$10.764	$11.835	128
	2013	$11.835	$13.656	0
	2014	$13.656	$14.768	0
	2015	$14.768	$14.267	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.774	$15.190	0
	2007	$15.190	$15.276	1,260
	2008	$15.276	$9.952	1,271
	2009	$9.952	$13.148	1,252
	2010	$13.148	$14.734	1,194
	2011	$14.734	$14.338	64
	2012	$14.338	$15.997	61
	2013	$15.997	$18.678	0
	2014	$18.678	$19.970	0
	2015	$19.970	$19.547	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.010	$13.068	0
	2007	$13.068	$12.690	0
	2008	$12.690	$10.282	0
	2009	$10.282	$12.659	0
	2010	$12.659	$12.675	0
	2011	$12.675	$12.239	0
	2012	$12.239	$14.621	0
	2013	$14.621	$20.239	0
	2014	$20.239	$25.242	0
	2015	$25.242	$26.585	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.617	$21.868	0
	2007	$21.868	$25.626	0
	2008	$25.626	$17.404	0
	2009	$17.404	$18.257	0
	2010	$18.257	$18.166	0
	2011	$18.166	$16.791	0
	2012	$16.791	$17.232	0
	2013	$17.232	$19.164	0
	2014	$19.164	$21.456	0
	2015	$21.456	$18.885	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.988	$16.976	0
	2007	$16.976	$15.584	166
	2008	$15.584	$9.334	194
	2009	$9.334	$11.839	180
	2010	$11.839	$13.232	177
	2011	$13.232	$12.329	186
	2012	$12.329	$14.351	174
	2013	$14.351	$19.026	141
	2014	$19.026	$20.586	134
	2015	$20.586	$18.600	142

Putnam VT High Yield Fund - Class IB
	2006	$14.436	$15.591	0
	2007	$15.591	$15.658	108
	2008	$15.658	$11.311	102
	2009	$11.311	$16.598	101
	2010	$16.598	$18.496	96
	2011	$18.496	$18.390	91
	2012	$18.390	$20.845	86
	2013	$20.845	$21.967	0
	2014	$21.967	$21.799	0
	2015	$21.799	$20.159	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.596	$10.822	0
	2007	$10.822	$11.125	1,816
	2008	$11.125	$8.269	217
	2009	$8.269	$11.850	182
	2010	$11.850	$12.721	185
	2011	$12.721	$13.053	176
	2012	$13.053	$14.123	177
	2013	$14.123	$14.058	190
	2014	$14.058	$14.623	191
	2015	$14.623	$14.080	188

Putnam VT International Equity Fund - Class IB
	2006	$16.560	$20.667	0
	2007	$20.667	$21.881	776
	2008	$21.881	$11.983	832
	2009	$11.983	$14.592	849
	2010	$14.592	$15.688	865
	2011	$15.688	$12.733	981
	2012	$12.733	$15.168	902
	2013	$15.168	$18.981	646
	2014	$18.981	$17.289	705
	2015	$17.289	$16.917	692

Putnam VT Investors Fund - Class IB
	2006	$15.114	$16.826	0
	2007	$16.826	$15.590	0
	2008	$15.590	$9.208	0
	2009	$9.208	$11.770	0
	2010	$11.770	$13.102	0
	2011	$13.102	$12.808	0
	2012	$12.808	$14.620	0
	2013	$14.620	$19.303	0
	2014	$19.303	$21.485	0
	2015	$21.485	$20.536	0

Putnam VT Money Market Fund - Class IB
	2006	$9.652	$9.846	0
	2007	$9.846	$10.080	936
	2008	$10.080	$10.102	545
	2009	$10.102	$9.891	1,637
	2010	$9.891	$9.668	1,737
	2011	$9.668	$9.448	1,670
	2012	$9.448	$9.232	1,788
	2013	$9.232	$9.022	1,343
	2014	$9.022	$8.816	1,406
	2015	$8.816	$8.615	1,378

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.545	$16.490	0
	2007	$16.490	$17.034	0
	2008	$17.034	$10.195	0
	2009	$10.195	$13.163	0
	2010	$13.163	$15.377	0
	2011	$15.377	$14.262	0
	2012	$14.262	$16.270	0
	2013	$16.270	$21.691	0
	2014	$21.691	$24.053	0
	2015	$24.053	$23.434	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.909	$19.168	0
	2007	$19.168	$17.811	846
	2008	$17.811	$9.614	582
	2009	$9.614	$9.044	0

Putnam VT Research Fund - Class IB
	2006	$14.040	$15.271	0
	2007	$15.271	$15.003	0
	2008	$15.003	$9.009	0
	2009	$9.009	$11.724	0
	2010	$11.724	$13.331	0
	2011	$13.331	$12.799	0
	2012	$12.799	$14.746	0
	2013	$14.746	$19.216	0
	2014	$19.216	$21.566	0
	2015	$21.566	$20.746	0

Putnam VT Vista Fund - Class IB
	2006	$17.123	$17.644	0
	2007	$17.644	$17.895	0
	2008	$17.895	$9.521	0
	2009	$9.521	$12.907	0
	2010	$12.907	$14.674	0

Putnam VT Voyager Fund - Class IB
	2006	$13.064	$13.460	0
	2007	$13.460	$13.876	0
	2008	$13.876	$8.537	0
	2009	$8.537	$13.671	0
	2010	$13.671	$16.137	0
	2011	$16.137	$12.953	0
	2012	$12.953	$14.457	0
	2013	$14.457	$20.303	0
	2014	$20.303	$21.766	0
	2015	$21.766	$19.967	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.255	$17.600	0
	2007	$17.600	$18.294	83
	2008	$18.294	$15.198	78
	2009	$15.198	$19.321	77
	2010	$19.321	$20.718	73
	2011	$20.718	$21.639	69
	2012	$21.639	$24.922	65
	2013	$24.922	$22.219	0
	2014	$22.219	$22.337	0
	2015	$22.337	$21.569	0

UIF Global Franchise Portfolio, Class II
	2006	$12.057	$14.315	0
	2007	$14.315	$15.354	0
	2008	$15.354	$10.660	0
	2009	$10.660	$13.495	0
	2010	$13.495	$15.039	0
	2011	$15.039	$16.025	0
	2012	$16.025	$18.098	0
	2013	$18.098	$21.161	0
	2014	$21.161	$21.609	0
	2015	$21.609	$22.424	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.112	$12.321	592
	2007	$12.321	$14.674	527
	2008	$14.674	$7.285	578
	2009	$7.285	$11.785	490
	2010	$11.785	$14.148	464
	2011	$14.148	$13.438	0
	2012	$13.438	$15.017	0
	2013	$15.017	$21.728	0
	2014	$21.728	$22.580	0
	2015	$22.580	$24.764	0

UIF Growth Portfolio, Class II
	2006	$12.059	$12.233	0
	2007	$12.233	$14.540	0
	2008	$14.540	$7.196	0
	2009	$7.196	$11.612	0
	2010	$11.612	$13.912	0
	2011	$13.912	$13.180	0
	2012	$13.180	$14.688	0
	2013	$14.688	$21.201	0
	2014	$21.201	$21.977	0
	2015	$21.977	$24.043	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.786	0
	2007	$9.786	$11.723	2,228
	2008	$11.723	$6.091	2,281
	2009	$6.091	$9.366	1,939
	2010	$9.366	$12.106	1,667
	2011	$12.106	$10.980	1,628
	2012	$10.980	$11.639	1,602
	2013	$11.639	$15.635	1,165
	2014	$15.635	$15.558	1,118
	2015	$15.558	$14.291	825

UIF Small Company Growth Portfolio, Class II
	2006	$17.345	$18.954	0
	2007	$18.954	$19.066	189
	2008	$19.066	$11.096	204
	2009	$11.096	$15.899	175
	2010	$15.899	$19.662	176
	2011	$19.662	$17.538	0
	2012	$17.538	$19.655	0
	2013	$19.655	$32.905	0
	2014	$32.905	$27.694	0
	2015	$27.694	$24.410	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.881	$29.436	0
	2007	$29.436	$23.791	908
	2008	$23.791	$14.399	446
	2009	$14.399	$18.077	500
	2010	$18.077	$22.879	428
	2011	$22.879	$23.622	148
	2012	$23.622	$26.686	142
	2013	$26.686	$26.531	100
	2014	$26.531	$33.553	82
	2015	$33.553	$33.415	79

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.834	$10.010	0
	2007	$10.010	$10.215	1,042
	2008	$10.215	$10.160	855
	2009	$10.160	$9.936	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)or with the

Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the

Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003,

and the Earnings Protection Death Benefit Option (Age 0-70)

Mortality & Expense = 2.2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.214	0
	2007	$10.214	$11.693	0
	2008	$11.693	$6.541	0
	2009	$6.541	$8.649	0
	2010	$8.649	$9.871	0
	2011	$9.871	$9.368	0
	2012	$9.368	$10.619	0
	2013	$10.619	$13.574	0
	2014	$13.574	$14.794	0
	2015	$14.794	$14.500	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.404	0
	2007	$10.404	$11.010	0
	2008	$11.010	$8.042	0
	2009	$8.042	$9.730	0
	2010	$9.730	$10.689	0
	2011	$10.689	$10.389	0
	2012	$10.389	$11.315	0
	2013	$11.315	$12.502	0
	2014	$12.502	$12.717	0
	2015	$12.717	$12.348	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.434	0
	2007	$10.434	$11.198	0
	2008	$11.198	$7.345	0
	2009	$7.345	$9.216	0
	2010	$9.216	$10.285	0
	2011	$10.285	$9.915	0
	2012	$9.915	$10.943	0
	2013	$10.943	$12.351	0
	2014	$12.351	$12.610	0
	2015	$12.610	$12.252	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.443	0
	2007	$10.443	$11.321	0
	2008	$11.321	$6.832	0
	2009	$6.832	$8.748	0
	2010	$8.748	$9.896	0
	2011	$9.896	$9.387	0
	2012	$9.387	$10.553	0
	2013	$10.553	$12.506	0
	2014	$12.506	$12.786	0
	2015	$12.786	$12.414	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.296	0
	2007	$10.296	$10.643	0
	2008	$10.643	$9.276	0
	2009	$9.276	$10.380	0
	2010	$10.380	$10.867	0
	2011	$10.867	$10.756	0
	2012	$10.756	$11.155	0
	2013	$11.155	$11.455	0
	2014	$11.455	$11.577	0
	2015	$11.577	$11.236	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.204	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.693	0
	2007	$9.693	$11.571	0
	2008	$11.571	$6.237	0
	2009	$6.237	$8.793	0
	2010	$8.793	$10.279	0
	2011	$10.279	$10.079	0
	2012	$10.079	$11.626	0
	2013	$11.626	$15.276	0
	2014	$15.276	$16.750	0
	2015	$16.750	$17.729	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.765	0
	2007	$10.765	$11.050	0
	2008	$11.050	$6.778	0
	2009	$6.778	$8.356	0
	2010	$8.356	$9.358	0
	2011	$9.358	$9.298	0
	2012	$9.298	$10.493	0
	2013	$10.493	$13.511	0
	2014	$13.511	$14.941	0
	2015	$14.941	$14.742	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.824	0
	2007	$9.824	$11.059	0
	2008	$11.059	$6.519	0
	2009	$6.519	$8.893	0
	2010	$8.893	$11.161	0
	2011	$11.161	$9.712	0
	2012	$9.712	$10.860	0
	2013	$10.860	$14.403	0
	2014	$14.403	$14.906	0
	2015	$14.906	$14.313	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.503	$16.530	0
	2007	$16.530	$15.534	3,672
	2008	$15.534	$9.834	494
	2009	$9.834	$12.148	490
	2010	$12.148	$13.835	487
	2011	$13.835	$13.830	0
	2012	$13.830	$15.150	0
	2013	$15.150	$19.166	0
	2014	$19.166	$20.417	0
	2015	$20.417	$19.748	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.088	$12.798	0
	2007	$12.798	$12.960	970
	2008	$12.960	$8.898	963
	2009	$8.898	$11.777	958
	2010	$11.777	$12.953	954
	2011	$12.953	$12.945	9,224
	2012	$12.945	$14.234	945
	2013	$14.234	$15.831	941
	2014	$15.831	$16.166	937
	2015	$16.166	$14.666	934

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.362	$11.218	0
	2007	$11.218	$11.630	6,906
	2008	$11.630	$7.432	7,362
	2009	$7.432	$9.411	7,240
	2010	$9.411	$10.251	6,975
	2011	$10.251	$9.856	6,682
	2012	$9.856	$10.810	6,274
	2013	$10.810	$13.573	5,686
	2014	$13.573	$14.900	5,177
	2015	$14.900	$15.362	1,661

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.958	0
	2007	$10.958	$11.962	0
	2008	$11.962	$8.354	0
	2009	$8.354	$10.055	0
	2010	$10.055	$10.989	0
	2011	$10.989	$10.409	0
	2012	$10.409	$11.517	0
	2013	$11.517	$14.347	0
	2014	$14.347	$14.803	0
	2015	$14.803	$13.922	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.941	$17.266	102
	2007	$17.266	$17.438	3,333
	2008	$17.438	$10.704	477
	2009	$10.704	$13.170	475
	2010	$13.170	$14.295	473
	2011	$14.295	$13.808	470
	2012	$13.808	$15.397	468
	2013	$15.397	$19.277	466
	2014	$19.277	$20.156	464
	2015	$20.156	$18.703	463

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.539	$21.170	49
	2007	$21.170	$20.169	1,494
	2008	$20.169	$13.187	1,615
	2009	$13.187	$16.624	1,559
	2010	$16.624	$20.807	1,292
	2011	$20.807	$19.547	1,259
	2012	$19.547	$22.587	1,099
	2013	$22.587	$30.037	905
	2014	$30.037	$29.486	886
	2015	$29.486	$26.655	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.174	$18.222	0
	2007	$18.222	$19.783	0
	2008	$19.783	$11.104	0
	2009	$11.104	$15.561	0
	2010	$15.561	$19.386	0
	2011	$19.386	$18.009	0
	2012	$18.009	$19.485	0
	2013	$19.485	$26.276	0
	2014	$26.276	$27.565	0
	2015	$27.565	$26.191	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.193	$10.350	301
	2007	$10.350	$10.769	0
	2008	$10.769	$11.309	15,919
	2009	$11.309	$11.381	15,919
	2010	$11.381	$11.696	15,919
	2011	$11.696	$12.065	0
	2012	$12.065	$11.998	0
	2013	$11.998	$11.449	0
	2014	$11.449	$11.554	0
	2015	$11.554	$11.331	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.364	$31.714	0
	2007	$31.714	$39.863	0
	2008	$39.863	$18.401	0
	2009	$18.401	$31.000	0
	2010	$31.000	$35.582	0
	2011	$35.582	$29.225	0
	2012	$29.225	$32.279	0
	2013	$32.279	$31.217	0
	2014	$31.217	$27.914	0
	2015	$27.914	$21.905	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.795	$19.911	73
	2007	$19.911	$22.436	1,770
	2008	$22.436	$13.057	2,018
	2009	$13.057	$17.466	1,930
	2010	$17.466	$18.482	1,888
	2011	$18.482	$16.122	1,945
	2012	$16.122	$18.605	1,751
	2013	$18.605	$22.332	1,631
	2014	$22.332	$19.372	1,772
	2015	$19.372	$17.681	411

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.556	$14.923	537
	2007	$14.923	$16.167	559
	2008	$16.167	$16.760	556
	2009	$16.760	$19.416	552
	2010	$19.416	$21.690	549
	2011	$21.690	$20.989	0
	2012	$20.989	$23.573	0
	2013	$23.573	$23.384	0
	2014	$23.384	$23.244	0
	2015	$23.244	$21.711	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.760	$12.782	0
	2007	$12.782	$14.552	0
	2008	$14.552	$7.227	0
	2009	$7.227	$11.685	0
	2010	$11.685	$13.638	0
	2011	$13.638	$12.462	0
	2012	$12.462	$13.793	0
	2013	$13.793	$18.821	0
	2014	$18.821	$19.872	0
	2015	$19.872	$20.319	0

Invesco V.I. American Value Fund - Series I
	2006	$12.328	$14.525	596
	2007	$14.525	$15.288	541
	2008	$15.288	$8.761	538
	2009	$8.761	$11.904	534
	2010	$11.904	$14.205	532
	2011	$14.205	$13.994	0
	2012	$13.994	$16.022	0
	2013	$16.022	$20.999	0
	2014	$20.999	$22.495	0
	2015	$22.495	$19.954	0

Invesco V.I. American Value Fund - Series II
	2006	$12.303	$14.487	0
	2007	$14.487	$15.234	0
	2008	$15.234	$8.710	0
	2009	$8.710	$11.831	0
	2010	$11.831	$14.110	0
	2011	$14.110	$13.888	0
	2012	$13.888	$15.870	0
	2013	$15.870	$20.747	0
	2014	$20.747	$22.170	0
	2015	$22.170	$19.615	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.465	$12.988	0
	2007	$12.988	$12.381	2,433
	2008	$12.381	$7.758	2,709
	2009	$7.758	$9.724	2,682
	2010	$9.724	$10.981	2,466
	2011	$10.981	$10.493	2,346
	2012	$10.493	$12.180	2,039
	2013	$12.180	$16.128	1,688
	2014	$16.128	$17.175	1,519
	2015	$17.175	$15.726	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.433	$12.564	0
	2007	$12.564	$12.674	0
	2008	$12.674	$9.565	0
	2009	$9.565	$11.436	0
	2010	$11.436	$12.506	0
	2011	$12.506	$12.049	0
	2012	$12.049	$13.218	0
	2013	$13.218	$16.112	0
	2014	$16.112	$17.106	0
	2015	$17.106	$16.266	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.815	$17.905	0
	2007	$17.905	$17.915	1,682
	2008	$17.915	$11.854	1,770
	2009	$11.854	$14.360	1,815
	2010	$14.360	$15.726	1,722
	2011	$15.726	$15.004	1,640
	2012	$15.004	$16.746	1,483
	2013	$16.746	$21.866	1,244
	2014	$21.866	$23.470	1,111
	2015	$23.470	$22.150	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.006	$12.297	0
	2007	$12.297	$14.114	0
	2008	$14.114	$7.324	0
	2009	$7.324	$11.179	0
	2010	$11.179	$13.888	0
	2011	$13.888	$12.288	0
	2012	$12.288	$13.388	0
	2013	$13.388	$17.852	0
	2014	$17.852	$18.765	0
	2015	$18.765	$18.508	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.227	$10.915	0
	2007	$10.915	$11.311	3,717
	2008	$11.311	$9.105	3,331
	2009	$9.105	$11.937	3,243
	2010	$11.937	$13.086	3,105
	2011	$13.086	$13.334	2,877
	2012	$13.334	$14.646	2,721
	2013	$14.646	$15.464	2,776
	2014	$15.464	$15.751	2,690
	2015	$15.751	$15.139	1,014

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.369	$12.723	0
	2007	$12.723	$13.252	0
	2008	$13.252	$9.226	0
	2009	$9.226	$11.345	0
	2010	$11.345	$13.181	0
	2011	$13.181	$12.289	0
	2012	$12.289	$13.264	0
	2013	$13.264	$17.577	0
	2014	$17.577	$18.382	0
	2015	$18.382	$17.325	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.960	$12.546	0
	2007	$12.546	$12.666	1,632
	2008	$12.666	$7.860	1,620
	2009	$7.860	$9.122	1,612
	2010	$9.122	$10.454	1,604
	2011	$10.454	$9.584	1,596
	2012	$9.584	$10.486	1,588
	2013	$10.486	$13.909	1,582
	2014	$13.909	$14.616	1,576
	2015	$14.616	$13.858	1,570

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.359	$11.963	0
	2007	$11.963	$14.161	0
	2008	$14.161	$8.536	0
	2009	$8.536	$12.127	0
	2010	$12.127	$14.551	0
	2011	$14.551	$12.776	0
	2012	$12.776	$14.229	0
	2013	$14.229	$19.039	0
	2014	$19.039	$19.711	0
	2015	$19.711	$19.764	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.731	$12.852	0
	2007	$12.852	$12.616	2,388
	2008	$12.616	$7.468	2,849
	2009	$7.468	$9.229	2,820
	2010	$9.229	$11.300	2,390
	2011	$11.300	$10.588	2,325
	2012	$10.588	$11.838	2,098
	2013	$11.838	$15.058	1,808
	2014	$15.058	$16.393	1,590
	2015	$16.393	$15.395	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.029	$13.696	0
	2007	$13.696	$15.219	1,979
	2008	$15.219	$8.072	2,600
	2009	$8.072	$11.357	2,294
	2010	$11.357	$12.100	2,231
	2011	$12.100	$11.649	2,113
	2012	$11.649	$12.940	1,919
	2013	$12.940	$16.348	1,667
	2014	$16.348	$18.371	1,420
	2015	$18.371	$18.518	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.098	$15.256	0
	2007	$15.256	$15.409	3,234
	2008	$15.409	$8.480	0
	2009	$8.480	$10.065	0
	2010	$10.065	$11.070	0
	2011	$11.070	$10.848	0
	2012	$10.848	$11.870	0
	2013	$11.870	$13.073	0
	2014	$13.073	$13.783	0
	2015	$13.783	$13.530	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.079	$10.324	915
	2007	$10.324	$10.488	0
	2008	$10.488	$6.237	0
	2009	$6.237	$6.639	0
	2010	$6.639	$7.211	0
	2011	$7.211	$7.597	0
	2012	$7.597	$8.170	0
	2013	$8.170	$7.944	0
	2014	$7.944	$8.291	0
	2015	$8.291	$8.150	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.674	$15.714	0
	2007	$15.714	$16.262	0
	2008	$16.262	$8.061	0
	2009	$8.061	$10.407	0
	2010	$10.407	$12.918	0
	2011	$12.918	$12.715	0
	2012	$12.715	$14.417	0
	2013	$14.417	$19.086	0
	2014	$19.086	$19.659	0
	2015	$19.659	$20.407	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.256	$20.915	0
	2007	$20.915	$21.654	0
	2008	$21.654	$12.611	0
	2009	$12.611	$17.154	0
	2010	$17.154	$19.374	0
	2011	$19.374	$17.299	0
	2012	$17.299	$20.422	0
	2013	$20.422	$25.315	0
	2014	$25.315	$25.218	0
	2015	$25.218	$25.519	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.756	$13.353	0
	2007	$13.353	$14.277	4,220
	2008	$14.277	$11.917	3,483
	2009	$11.917	$13.774	3,816
	2010	$13.774	$15.431	3,519
	2011	$15.431	$15.161	3,247
	2012	$15.161	$16.744	2,966
	2013	$16.744	$16.283	3,335
	2014	$16.283	$16.290	3,233
	2015	$16.290	$15.505	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.594	$14.494	0
	2007	$14.494	$14.079	0
	2008	$14.079	$2.944	0
	2009	$2.944	$3.620	0
	2010	$3.620	$4.044	0
	2011	$4.044	$3.846	0
	2012	$3.846	$4.246	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.791	$15.450	109
	2007	$15.450	$15.704	9,410
	2008	$15.704	$9.408	7,244
	2009	$9.408	$11.753	7,166
	2010	$11.753	$13.288	6,636
	2011	$13.288	$12.931	5,710
	2012	$12.931	$14.717	5,061
	2013	$14.717	$18.882	4,328
	2014	$18.882	$20.348	3,842
	2015	$20.348	$20.479	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.136	$20.298	0
	2007	$20.298	$19.535	1,934
	2008	$19.535	$11.821	2,208
	2009	$11.821	$15.794	2,031
	2010	$15.794	$18.971	1,804
	2011	$18.971	$18.077	1,362
	2012	$18.077	$20.762	1,196
	2013	$20.762	$28.499	956
	2014	$28.499	$31.060	840
	2015	$31.060	$28.470	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.052	2,159
	2010	$12.052	$13.247	2,043
	2011	$13.247	$13.179	1,867
	2012	$13.179	$15.347	1,618
	2013	$15.347	$19.836	1,372
	2014	$19.836	$21.814	1,195
	2015	$21.814	$20.644	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.861	$14.051	0
	2007	$14.051	$13.844	4,787
	2008	$13.844	$8.010	1,194
	2009	$8.010	$9.822	1,185
	2010	$9.822	$10.626	1,179
	2011	$10.626	$10.660	0
	2012	$10.660	$11.708	0
	2013	$11.708	$13.497	0
	2014	$13.497	$14.581	0
	2015	$14.581	$14.072	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.725	$15.120	0
	2007	$15.120	$15.191	0
	2008	$15.191	$9.887	0
	2009	$9.887	$13.048	0
	2010	$13.048	$14.607	0
	2011	$14.607	$14.199	0
	2012	$14.199	$15.827	0
	2013	$15.827	$18.460	0
	2014	$18.460	$19.717	0
	2015	$19.717	$19.279	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.963	$13.008	0
	2007	$13.008	$12.619	0
	2008	$12.619	$10.214	0
	2009	$10.214	$12.563	0
	2010	$12.563	$12.565	0
	2011	$12.565	$12.121	0
	2012	$12.121	$14.465	0
	2013	$14.465	$20.002	0
	2014	$20.002	$24.922	0
	2015	$24.922	$26.220	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.554	$21.768	0
	2007	$21.768	$25.483	0
	2008	$25.483	$17.289	0
	2009	$17.289	$18.118	0
	2010	$18.118	$18.009	0
	2011	$18.009	$16.629	0
	2012	$16.629	$17.048	0
	2013	$17.048	$18.940	0
	2014	$18.940	$21.183	0
	2015	$21.183	$18.626	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.935	$16.899	0
	2007	$16.899	$15.496	488
	2008	$15.496	$9.272	486
	2009	$9.272	$11.749	482
	2010	$11.749	$13.117	480
	2011	$13.117	$12.210	0
	2012	$12.210	$14.198	0
	2013	$14.198	$18.804	0
	2014	$18.804	$20.324	0
	2015	$20.324	$18.345	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT High Yield Fund - Class IB
	2006	$14.385	$15.520	0
	2007	$15.520	$15.570	0
	2008	$15.570	$11.236	0
	2009	$11.236	$16.471	0
	2010	$16.471	$18.336	0
	2011	$18.336	$18.212	0
	2012	$18.212	$20.622	0
	2013	$20.622	$21.710	0
	2014	$21.710	$21.522	0
	2015	$21.522	$19.883	0

Putnam VT Income Fund - Class IB
	2006	$10.558	$10.772	0
	2007	$10.772	$11.063	5,446
	2008	$11.063	$8.215	5,076
	2009	$8.215	$11.759	4,473
	2010	$11.759	$12.611	4,312
	2011	$12.611	$12.926	3,808
	2012	$12.926	$13.972	3,554
	2013	$13.972	$13.894	3,905
	2014	$13.894	$14.437	3,651
	2015	$14.437	$13.887	0

Putnam VT International Equity Fund - Class IB
	2006	$16.501	$20.573	0
	2007	$20.573	$21.758	0
	2008	$21.758	$11.903	0
	2009	$11.903	$14.481	0
	2010	$14.481	$15.552	0
	2011	$15.552	$12.610	0
	2012	$12.610	$15.006	0
	2013	$15.006	$18.759	0
	2014	$18.759	$17.069	0
	2015	$17.069	$16.685	0

Putnam VT Investors Fund - Class IB
	2006	$15.060	$16.749	0
	2007	$16.749	$15.502	0
	2008	$15.502	$9.147	0
	2009	$9.147	$11.681	0
	2010	$11.681	$12.989	0
	2011	$12.989	$12.684	0
	2012	$12.684	$14.464	0
	2013	$14.464	$19.078	0
	2014	$19.078	$21.213	0
	2015	$21.213	$20.255	0

Putnam VT Money Market Fund - Class IB
	2006	$9.618	$9.801	316
	2007	$9.801	$10.023	6,011
	2008	$10.023	$10.035	4,127
	2009	$10.035	$9.816	5,355
	2010	$9.816	$9.585	5,646
	2011	$9.585	$9.357	5,261
	2012	$9.357	$9.134	5,437
	2013	$9.134	$8.916	6,079
	2014	$8.916	$8.704	6,050
	2015	$8.704	$8.497	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.489	$16.414	0
	2007	$16.414	$16.939	0
	2008	$16.939	$10.127	0
	2009	$10.127	$13.062	0
	2010	$13.062	$15.244	0
	2011	$15.244	$14.124	0
	2012	$14.124	$16.096	0
	2013	$16.096	$21.437	0
	2014	$21.437	$23.747	0
	2015	$23.747	$23.113	0

Putnam VT New Value Fund - Class IB
	2006	$16.849	$19.081	0
	2007	$19.081	$17.712	5,162
	2008	$17.712	$9.550	2,205
	2009	$9.550	$8.983	0

Putnam VT Research Fund - Class IB
	2006	$13.990	$15.202	0
	2007	$15.202	$14.919	0
	2008	$14.919	$8.949	0
	2009	$8.949	$11.634	0
	2010	$11.634	$13.216	0
	2011	$13.216	$12.675	0
	2012	$12.675	$14.589	0
	2013	$14.589	$18.991	0
	2014	$18.991	$21.292	0
	2015	$21.292	$20.462	0

Putnam VT Vista Fund - Class IB
	2006	$17.062	$17.563	0
	2007	$17.563	$17.794	0
	2008	$17.794	$9.458	0
	2009	$9.458	$12.809	0
	2010	$12.809	$14.551	0

Putnam VT Voyager Fund - Class IB
	2006	$13.018	$13.398	0
	2007	$13.398	$13.798	1,256
	2008	$13.798	$8.480	1,250
	2009	$8.480	$13.567	1,240
	2010	$13.567	$15.997	1,234
	2011	$15.997	$12.828	0
	2012	$12.828	$14.302	0
	2013	$14.302	$20.065	0
	2014	$20.065	$21.490	0
	2015	$21.490	$19.694	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.197	$17.520	0
	2007	$17.520	$18.192	0
	2008	$18.192	$15.097	0
	2009	$15.097	$19.174	0
	2010	$19.174	$20.539	0
	2011	$20.539	$21.430	0
	2012	$21.430	$24.656	0
	2013	$24.656	$21.959	0
	2014	$21.959	$22.054	0
	2015	$22.054	$21.273	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2006	$12.032	$14.272	0
	2007	$14.272	$15.291	0
	2008	$15.291	$10.606	0
	2009	$10.606	$13.413	0
	2010	$13.413	$14.932	0
	2011	$14.932	$15.895	0
	2012	$15.895	$17.933	0
	2013	$17.933	$20.946	0
	2014	$20.946	$21.367	0
	2015	$21.367	$22.150	0

UIF Growth Portfolio, Class I
	2006	$12.091	$12.288	0
	2007	$12.288	$14.619	0
	2008	$14.619	$7.251	0
	2009	$7.251	$11.717	0
	2010	$11.717	$14.052	0
	2011	$14.052	$13.333	0
	2012	$13.333	$14.884	0
	2013	$14.884	$21.514	0
	2014	$21.514	$22.335	0
	2015	$22.335	$24.470	0

UIF Growth Portfolio, Class II
	2006	$12.039	$12.200	0
	2007	$12.200	$14.486	0
	2008	$14.486	$7.162	0
	2009	$7.162	$11.545	0
	2010	$11.545	$13.817	0
	2011	$13.817	$13.077	0
	2012	$13.077	$14.558	0
	2013	$14.558	$20.992	0
	2014	$20.992	$21.738	0
	2015	$21.738	$23.758	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.779	0
	2007	$9.779	$11.702	0
	2008	$11.702	$6.075	0
	2009	$6.075	$9.331	0
	2010	$9.331	$12.048	0
	2011	$12.048	$10.916	0
	2012	$10.916	$11.559	0
	2013	$11.559	$15.513	0
	2014	$15.513	$15.421	0
	2015	$15.421	$14.150	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.297	$18.883	0
	2007	$18.883	$18.976	0
	2008	$18.976	$11.032	0
	2009	$11.032	$15.791	0
	2010	$15.791	$19.508	0
	2011	$19.508	$17.383	0
	2012	$17.383	$19.462	0
	2013	$19.462	$32.548	0
	2014	$32.548	$27.365	0
	2015	$27.365	$24.095	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.804	$29.302	0
	2007	$29.302	$23.658	0
	2008	$23.658	$14.303	0
	2009	$14.303	$17.939	0
	2010	$17.939	$22.681	0
	2011	$22.681	$23.394	0
	2012	$23.394	$26.401	0
	2013	$26.401	$26.221	0
	2014	$26.221	$33.127	0
	2015	$33.127	$32.957	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.813	$9.979	313
	2007	$9.979	$10.173	0
	2008	$10.173	$10.108	0
	2009	$10.108	$9.876	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the

MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection

(Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option

(age 71-79)

Mortality & Expense = 2.25

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.210	0
	2007	$10.210	$11.683	4,098
	2008	$11.683	$6.532	5,102
	2009	$6.532	$8.633	4,032
	2010	$8.633	$9.848	4,000
	2011	$9.848	$9.340	4,414
	2012	$9.340	$10.583	4,260
	2013	$10.583	$13.521	4,307
	2014	$13.521	$14.728	4,968
	2015	$14.728	$14.428	2,990

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.401	0
	2007	$10.401	$11.000	0
	2008	$11.000	$8.031	2,121
	2009	$8.031	$9.711	2,117
	2010	$9.711	$10.663	2,114
	2011	$10.663	$10.359	0
	2012	$10.359	$11.277	0
	2013	$11.277	$12.453	0
	2014	$12.453	$12.661	0
	2015	$12.661	$12.287	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.430	0
	2007	$10.430	$11.189	0
	2008	$11.189	$7.335	0
	2009	$7.335	$9.199	0
	2010	$9.199	$10.261	0
	2011	$10.261	$9.887	0
	2012	$9.887	$10.905	0
	2013	$10.905	$12.303	0
	2014	$12.303	$12.554	0
	2015	$12.554	$12.192	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.439	0
	2007	$10.439	$11.311	0
	2008	$11.311	$6.823	0
	2009	$6.823	$8.732	0
	2010	$8.732	$9.872	0
	2011	$9.872	$9.359	0
	2012	$9.359	$10.517	0
	2013	$10.517	$12.457	0
	2014	$12.457	$12.729	0
	2015	$12.729	$12.353	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.292	0
	2007	$10.292	$10.634	0
	2008	$10.634	$9.264	0
	2009	$9.264	$10.361	0
	2010	$10.361	$10.841	0
	2011	$10.841	$10.724	0
	2012	$10.724	$11.117	0
	2013	$11.117	$11.410	0
	2014	$11.410	$11.526	0
	2015	$11.526	$11.180	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.119	128

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.690	0
	2007	$9.690	$11.561	0
	2008	$11.561	$6.229	0
	2009	$6.229	$8.776	0
	2010	$8.776	$10.255	0
	2011	$10.255	$10.050	0
	2012	$10.050	$11.586	0
	2013	$11.586	$15.216	128
	2014	$15.216	$16.676	128
	2015	$16.676	$17.648	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.761	0
	2007	$10.761	$11.041	2,095
	2008	$11.041	$6.769	2,083
	2009	$6.769	$8.340	2,069
	2010	$8.340	$9.335	2,056
	2011	$9.335	$9.271	2,045
	2012	$9.271	$10.458	651
	2013	$10.458	$13.458	2,413
	2014	$13.458	$14.875	2,678
	2015	$14.875	$14.669	2,627

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.821	0
	2007	$9.821	$11.050	0
	2008	$11.050	$6.510	0
	2009	$6.510	$8.876	108
	2010	$8.876	$11.134	0
	2011	$11.134	$9.684	594
	2012	$9.684	$10.823	594
	2013	$10.823	$14.346	798
	2014	$14.346	$14.840	798
	2015	$14.840	$14.242	797

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.495	$16.513	0
	2007	$16.513	$15.510	13,216
	2008	$15.510	$9.813	11,752
	2009	$9.813	$12.116	11,058
	2010	$12.116	$13.793	9,161
	2011	$13.793	$13.780	5,839
	2012	$13.780	$15.088	4,599
	2013	$15.088	$19.078	4,309
	2014	$19.078	$20.313	4,126
	2015	$20.313	$19.637	3,979

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.078	$12.780	0
	2007	$12.780	$12.935	10,070
	2008	$12.935	$8.877	7,587
	2009	$8.877	$11.743	7,550
	2010	$11.743	$12.909	8,204
	2011	$12.909	$12.895	13,560
	2012	$12.895	$14.171	11,311
	2013	$14.171	$15.753	11,452
	2014	$15.753	$16.078	10,494
	2015	$16.078	$14.579	9,927

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.356	$11.205	0
	2007	$11.205	$11.611	2,717
	2008	$11.611	$7.416	3,191
	2009	$7.416	$9.386	3,102
	2010	$9.386	$10.219	1,529
	2011	$10.219	$9.820	1,438
	2012	$9.820	$10.765	5,638
	2013	$10.765	$13.509	5,442
	2014	$13.509	$14.822	4,474
	2015	$14.822	$15.274	2,896

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.955	0
	2007	$10.955	$11.952	0
	2008	$11.952	$8.342	0
	2009	$8.342	$10.036	0
	2010	$10.036	$10.963	111
	2011	$10.963	$10.379	114
	2012	$10.379	$11.478	111
	2013	$11.478	$14.290	106
	2014	$14.290	$14.737	104
	2015	$14.737	$13.853	104

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.933	$17.248	1,131
	2007	$17.248	$17.410	12,567
	2008	$17.410	$10.682	8,459
	2009	$10.682	$13.136	9,259
	2010	$13.136	$14.250	8,929
	2011	$14.250	$13.759	9,114
	2012	$13.759	$15.334	8,895
	2013	$15.334	$19.188	8,693
	2014	$19.188	$20.053	8,180
	2015	$20.053	$18.598	9,077

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.529	$21.148	482
	2007	$21.148	$20.138	6,364
	2008	$20.138	$13.159	4,996
	2009	$13.159	$16.581	5,521
	2010	$16.581	$20.743	3,724
	2011	$20.743	$19.476	4,265
	2012	$19.476	$22.494	4,132
	2013	$22.494	$29.898	4,429
	2014	$29.898	$29.335	4,582
	2015	$29.335	$26.505	4,604

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.165	$18.203	0
	2007	$18.203	$19.752	0
	2008	$19.752	$11.081	0
	2009	$11.081	$15.521	0
	2010	$15.521	$19.326	0
	2011	$19.326	$17.944	0
	2012	$17.944	$19.405	0
	2013	$19.405	$26.155	0
	2014	$26.155	$27.423	0
	2015	$27.423	$26.043	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.184	$10.336	0
	2007	$10.336	$10.748	2,180
	2008	$10.748	$11.282	1,838
	2009	$11.282	$11.347	5,802
	2010	$11.347	$11.656	14,003
	2011	$11.656	$12.018	13,848
	2012	$12.018	$11.945	13,788
	2013	$11.945	$11.393	6,000
	2014	$11.393	$11.491	3,744
	2015	$11.491	$11.264	3,710

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.351	$31.681	0
	2007	$31.681	$39.801	2,393
	2008	$39.801	$18.363	1,837
	2009	$18.363	$30.920	2,420
	2010	$30.920	$35.472	3,300
	2011	$35.472	$29.120	3,222
	2012	$29.120	$32.147	3,179
	2013	$32.147	$31.073	3,335
	2014	$31.073	$27.771	3,354
	2015	$27.771	$21.781	2,997

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.786	$19.890	0
	2007	$19.890	$22.402	4,846
	2008	$22.402	$13.030	1,655
	2009	$13.030	$17.421	3,092
	2010	$17.421	$18.425	3,940
	2011	$18.425	$16.064	6,139
	2012	$16.064	$18.529	6,053
	2013	$18.529	$22.229	5,997
	2014	$22.229	$19.272	6,216
	2015	$19.272	$17.581	6,186

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.549	$14.907	0
	2007	$14.907	$16.142	0
	2008	$16.142	$16.725	0
	2009	$16.725	$19.366	0
	2010	$19.366	$21.623	0
	2011	$21.623	$20.913	0
	2012	$20.913	$23.476	0
	2013	$23.476	$23.276	0
	2014	$23.276	$23.124	0
	2015	$23.124	$21.589	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.753	$12.769	0
	2007	$12.769	$14.529	344
	2008	$14.529	$7.212	96
	2009	$7.212	$11.655	86
	2010	$11.655	$13.596	83
	2011	$13.596	$12.417	85
	2012	$12.417	$13.736	38
	2013	$13.736	$18.734	38
	2014	$18.734	$19.770	37
	2015	$19.770	$20.204	37

Invesco V.I. American Value Fund - Series I
	2006	$12.318	$14.505	21,119
	2007	$14.505	$15.260	8,301
	2008	$15.260	$8.740	5,909
	2009	$8.740	$11.870	5,225
	2010	$11.870	$14.156	3,965
	2011	$14.156	$13.939	2,751
	2012	$13.939	$15.951	2,569
	2013	$15.951	$20.895	2,454
	2014	$20.895	$22.373	2,404
	2015	$22.373	$19.835	2,494

Invesco V.I. American Value Fund - Series II
	2006	$12.293	$14.467	0
	2007	$14.467	$15.205	1,047
	2008	$15.205	$8.689	756
	2009	$8.689	$11.797	696
	2010	$11.797	$14.062	564
	2011	$14.062	$13.833	561
	2012	$13.833	$15.799	201
	2013	$15.799	$20.644	249
	2014	$20.644	$22.049	239
	2015	$22.049	$19.498	230

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.456	$12.970	0
	2007	$12.970	$12.357	2,650
	2008	$12.357	$7.739	1,291
	2009	$7.739	$9.695	1,265
	2010	$9.695	$10.944	639
	2011	$10.944	$10.452	650
	2012	$10.452	$12.126	607
	2013	$12.126	$16.048	519
	2014	$16.048	$17.081	121
	2015	$17.081	$15.632	123

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.423	$12.547	0
	2007	$12.547	$12.650	0
	2008	$12.650	$9.542	0
	2009	$9.542	$11.403	0
	2010	$11.403	$12.464	0
	2011	$12.464	$12.002	0
	2012	$12.002	$13.159	0
	2013	$13.159	$16.033	0
	2014	$16.033	$17.013	0
	2015	$17.013	$16.169	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.807	$17.886	0
	2007	$17.886	$17.888	6,660
	2008	$17.888	$11.830	5,699
	2009	$11.830	$14.323	5,524
	2010	$14.323	$15.678	4,324
	2011	$15.678	$14.950	4,197
	2012	$14.950	$16.677	4,018
	2013	$16.677	$21.764	3,910
	2014	$21.764	$23.349	3,235
	2015	$23.349	$22.025	3,130

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.996	$12.280	0
	2007	$12.280	$14.087	4,002
	2008	$14.087	$7.306	3,718
	2009	$7.306	$11.147	2,959
	2010	$11.147	$13.841	2,389
	2011	$13.841	$12.240	2,261
	2012	$12.240	$13.329	2,293
	2013	$13.329	$17.763	2,231
	2014	$17.763	$18.663	2,213
	2015	$18.663	$18.397	2,128

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.221	$10.902	0
	2007	$10.902	$11.293	6,299
	2008	$11.293	$9.085	10,335
	2009	$9.085	$11.905	9,688
	2010	$11.905	$13.045	1,828
	2011	$13.045	$13.285	2,838
	2012	$13.285	$14.584	2,818
	2013	$14.584	$15.391	3,011
	2014	$15.391	$15.669	2,623
	2015	$15.669	$15.052	2,619

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.362	$12.709	0
	2007	$12.709	$13.230	2,953
	2008	$13.230	$9.206	542
	2009	$9.206	$11.315	2,907
	2010	$11.315	$13.139	534
	2011	$13.139	$12.244	531
	2012	$12.244	$13.208	528
	2013	$13.208	$17.494	1,244
	2014	$17.494	$18.286	1,237
	2015	$18.286	$17.225	1,230

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.953	$12.532	0
	2007	$12.532	$12.645	5,472
	2008	$12.645	$7.843	6,936
	2009	$7.843	$9.097	7,677
	2010	$9.097	$10.421	5,045
	2011	$10.421	$9.549	6,675
	2012	$9.549	$10.441	6,653
	2013	$10.441	$13.844	6,610
	2014	$13.844	$14.539	5,434
	2015	$14.539	$13.778	4,597

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.351	$11.949	0
	2007	$11.949	$14.137	1,903
	2008	$14.137	$8.517	1,951
	2009	$8.517	$12.094	1,896
	2010	$12.094	$14.504	1,868
	2011	$14.504	$12.729	1,550
	2012	$12.729	$14.169	1,541
	2013	$14.169	$18.949	1,534
	2014	$18.949	$19.608	1,527
	2015	$19.608	$19.651	1,521

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.724	$12.838	0
	2007	$12.838	$12.595	6,466
	2008	$12.595	$7.452	5,287
	2009	$7.452	$9.205	5,457
	2010	$9.205	$11.264	2,942
	2011	$11.264	$10.549	2,988
	2012	$10.549	$11.788	2,991
	2013	$11.788	$14.987	2,950
	2014	$14.987	$16.307	2,898
	2015	$16.307	$15.306	2,853

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.011	$13.670	1,179
	2007	$13.670	$15.183	11,885
	2008	$15.183	$8.048	13,967
	2009	$8.048	$11.319	13,401
	2010	$11.319	$12.052	11,166
	2011	$12.052	$11.597	7,947
	2012	$11.597	$12.876	7,674
	2013	$12.876	$16.259	8,577
	2014	$16.259	$18.261	6,314
	2015	$18.261	$18.398	4,963

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.090	$15.240	0
	2007	$15.240	$15.384	2,984
	2008	$15.384	$8.462	3,107
	2009	$8.462	$10.039	3,070
	2010	$10.039	$11.036	3,051
	2011	$11.036	$10.809	3,048
	2012	$10.809	$11.821	3,024
	2013	$11.821	$13.012	2,990
	2014	$13.012	$13.713	1,135
	2015	$13.713	$13.454	404

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.073	$10.312	0
	2007	$10.312	$10.471	759
	2008	$10.471	$6.223	8,661
	2009	$6.223	$6.621	1,488
	2010	$6.621	$7.188	211
	2011	$7.188	$7.569	192
	2012	$7.569	$8.135	211
	2013	$8.135	$7.907	240
	2014	$7.907	$8.248	246
	2015	$8.248	$8.103	234

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.666	$15.697	558
	2007	$15.697	$16.237	4,043
	2008	$16.237	$8.045	4,476
	2009	$8.045	$10.380	4,533
	2010	$10.380	$12.878	3,491
	2011	$12.878	$12.669	3,184
	2012	$12.669	$14.358	3,097
	2013	$14.358	$18.998	3,021
	2014	$18.998	$19.558	3,026
	2015	$19.558	$20.292	2,775

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.246	$20.893	0
	2007	$20.893	$21.620	2,177
	2008	$21.620	$12.585	1,414
	2009	$12.585	$17.110	2,198
	2010	$17.110	$19.314	1,774
	2011	$19.314	$17.237	1,763
	2012	$17.237	$20.338	1,753
	2013	$20.338	$25.198	1,820
	2014	$25.198	$25.089	1,811
	2015	$25.089	$25.375	1,800

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.750	$13.339	1,831
	2007	$13.339	$14.255	11,452
	2008	$14.255	$11.893	11,681
	2009	$11.893	$13.738	9,808
	2010	$13.738	$15.383	8,387
	2011	$15.383	$15.106	8,316
	2012	$15.106	$16.675	7,066
	2013	$16.675	$16.208	7,747
	2014	$16.208	$16.207	5,655
	2015	$16.207	$15.417	5,606

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.586	$14.479	571
	2007	$14.479	$14.057	2,282
	2008	$14.057	$2.938	5,651
	2009	$2.938	$3.611	6,653
	2010	$3.611	$4.031	3,314
	2011	$4.031	$3.832	3,352
	2012	$3.832	$4.228	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.784	$15.434	0
	2007	$15.434	$15.680	24,220
	2008	$15.680	$9.388	20,374
	2009	$9.388	$11.723	18,782
	2010	$11.723	$13.247	12,003
	2011	$13.247	$12.884	10,237
	2012	$12.884	$14.657	8,283
	2013	$14.657	$18.795	8,705
	2014	$18.795	$20.243	7,510
	2015	$20.243	$20.363	4,942

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.126	$20.277	0
	2007	$20.277	$19.504	7,941
	2008	$19.504	$11.796	6,371
	2009	$11.796	$15.753	5,637
	2010	$15.753	$18.912	3,324
	2011	$18.912	$18.012	2,288
	2012	$18.012	$20.677	1,478
	2013	$20.677	$28.367	1,572
	2014	$28.367	$30.901	1,533
	2015	$30.901	$28.309	1,548

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.020	1,874
	2010	$12.020	$13.206	943
	2011	$13.206	$13.132	595
	2012	$13.132	$15.284	3,665
	2013	$15.284	$19.745	3,534
	2014	$19.745	$21.702	3,195
	2015	$21.702	$20.528	2,060

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.854	$14.037	0
	2007	$14.037	$13.823	3,219
	2008	$13.823	$7.994	1,839
	2009	$7.994	$9.797	1,804
	2010	$9.797	$10.593	1,485
	2011	$10.593	$10.621	1,232
	2012	$10.621	$11.660	1,136
	2013	$11.660	$13.434	1,113
	2014	$13.434	$14.506	1,725
	2015	$14.506	$13.992	997

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.718	$15.105	0
	2007	$15.105	$15.167	834
	2008	$15.167	$9.866	1,535
	2009	$9.866	$13.014	513
	2010	$13.014	$14.562	489
	2011	$14.562	$14.148	1,510
	2012	$14.148	$15.762	1,514
	2013	$15.762	$18.375	1,524
	2014	$18.375	$19.616	1,499
	2015	$19.616	$19.170	1,490

Putnam VT Global Health Care Fund - Class IB
	2006	$12.956	$12.994	0
	2007	$12.994	$12.599	8
	2008	$12.599	$10.193	8
	2009	$10.193	$12.530	8
	2010	$12.530	$12.526	8
	2011	$12.526	$12.077	8
	2012	$12.077	$14.406	8
	2013	$14.406	$19.910	8
	2014	$19.910	$24.794	8
	2015	$24.794	$26.072	8

Putnam VT Global Utilities Fund - Class IB
	2006	$17.545	$21.746	0
	2007	$21.746	$25.443	0
	2008	$25.443	$17.253	0
	2009	$17.253	$18.071	0
	2010	$18.071	$17.953	0
	2011	$17.953	$16.569	0
	2012	$16.569	$16.978	0
	2013	$16.978	$18.853	0
	2014	$18.853	$21.074	0
	2015	$21.074	$18.521	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.927	$16.881	0
	2007	$16.881	$15.472	8,063
	2008	$15.472	$9.253	5,211
	2009	$9.253	$11.718	4,990
	2010	$11.718	$13.077	4,385
	2011	$13.077	$12.166	3,952
	2012	$12.166	$14.140	3,725
	2013	$14.140	$18.717	2,918
	2014	$18.717	$20.220	2,825
	2015	$20.220	$18.241	2,899

Putnam VT High Yield Fund - Class IB
	2006	$14.377	$15.503	0
	2007	$15.503	$15.546	2,703
	2008	$15.546	$11.213	1,314
	2009	$11.213	$16.429	2,683
	2010	$16.429	$18.279	1,113
	2011	$18.279	$18.147	595
	2012	$18.147	$20.537	530
	2013	$20.537	$21.610	822
	2014	$21.610	$21.411	876
	2015	$21.411	$19.771	870

Putnam VT Income Fund - Class IB
	2006	$10.552	$10.761	0
	2007	$10.761	$11.045	9,634
	2008	$11.045	$8.198	9,291
	2009	$8.198	$11.729	8,718
	2010	$11.729	$12.572	7,591
	2011	$12.572	$12.880	7,466
	2012	$12.880	$13.915	5,050
	2013	$13.915	$13.829	5,752
	2014	$13.829	$14.363	4,465
	2015	$14.363	$13.808	4,420

Putnam VT International Equity Fund - Class IB
	2006	$16.492	$20.551	0
	2007	$20.551	$21.724	1,953
	2008	$21.724	$11.879	2,238
	2009	$11.879	$14.443	2,966
	2010	$14.443	$15.504	2,513
	2011	$15.504	$12.565	2,420
	2012	$12.565	$14.944	2,328
	2013	$14.944	$18.672	2,232
	2014	$18.672	$16.982	2,272
	2015	$16.982	$16.590	1,186

Putnam VT Investors Fund - Class IB
	2006	$15.052	$16.732	0
	2007	$16.732	$15.478	0
	2008	$15.478	$9.128	0
	2009	$9.128	$11.650	0
	2010	$11.650	$12.948	0
	2011	$12.948	$12.639	0
	2012	$12.639	$14.405	0
	2013	$14.405	$18.989	0
	2014	$18.989	$21.104	0
	2015	$21.104	$20.140	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.613	$9.791	0
	2007	$9.791	$10.008	20,371
	2008	$10.008	$10.014	34,205
	2009	$10.014	$9.790	28,478
	2010	$9.790	$9.555	16,133
	2011	$9.555	$9.323	12,614
	2012	$9.323	$9.096	11,291
	2013	$9.096	$8.875	7,337
	2014	$8.875	$8.659	3,989
	2015	$8.659	$8.449	12,891

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.481	$16.397	0
	2007	$16.397	$16.913	6,846
	2008	$16.913	$10.106	4,780
	2009	$10.106	$13.029	4,495
	2010	$13.029	$15.197	5,247
	2011	$15.197	$14.073	4,553
	2012	$14.073	$16.030	4,281
	2013	$16.030	$21.338	4,079
	2014	$21.338	$23.626	3,798
	2015	$23.626	$22.982	3,591

Putnam VT New Value Fund - Class IB
	2006	$16.840	$19.061	0
	2007	$19.061	$17.684	2,928
	2008	$17.684	$9.530	1,910
	2009	$9.530	$8.964	0

Putnam VT Research Fund - Class IB
	2006	$13.983	$15.186	0
	2007	$15.186	$14.896	0
	2008	$14.896	$8.930	0
	2009	$8.930	$11.604	0
	2010	$11.604	$13.175	0
	2011	$13.175	$12.630	0
	2012	$12.630	$14.529	0
	2013	$14.529	$18.903	0
	2014	$18.903	$21.182	0
	2015	$21.182	$20.346	0

Putnam VT Vista Fund - Class IB
	2006	$17.053	$17.545	0
	2007	$17.545	$17.767	3,282
	2008	$17.767	$9.438	2,473
	2009	$9.438	$12.776	2,235
	2010	$12.776	$14.508	0

Putnam VT Voyager Fund - Class IB
	2006	$13.011	$13.384	0
	2007	$13.384	$13.776	11,830
	2008	$13.776	$8.463	10,051
	2009	$8.463	$13.532	7,480
	2010	$13.532	$15.948	3,696
	2011	$15.948	$12.782	3,717
	2012	$12.782	$14.244	3,561
	2013	$14.244	$19.972	3,200
	2014	$19.972	$21.379	3,066
	2015	$21.379	$19.582	3,100

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.189	$17.501	0
	2007	$17.501	$18.164	163
	2008	$18.164	$15.066	132
	2009	$15.066	$19.125	129
	2010	$19.125	$20.476	131
	2011	$20.476	$21.353	124
	2012	$21.353	$24.554	118
	2013	$24.554	$21.857	309
	2014	$21.857	$21.940	345
	2015	$21.940	$21.153	341

UIF Global Franchise Portfolio, Class II
	2006	$12.020	$14.250	0
	2007	$14.250	$15.260	1,097
	2008	$15.260	$10.579	768
	2009	$10.579	$13.372	0
	2010	$13.372	$14.878	0
	2011	$14.878	$15.830	448
	2012	$15.830	$17.850	448
	2013	$17.850	$20.839	838
	2014	$20.839	$21.247	903
	2015	$21.247	$22.014	899

UIF Growth Portfolio, Class I
	2006	$12.081	$12.271	12,103
	2007	$12.271	$14.592	3,274
	2008	$14.592	$7.233	3,118
	2009	$7.233	$11.683	2,547
	2010	$11.683	$14.004	2,037
	2011	$14.004	$13.281	1,062
	2012	$13.281	$14.818	880
	2013	$14.818	$21.407	762
	2014	$21.407	$22.213	711
	2015	$22.213	$24.324	632

UIF Growth Portfolio, Class II
	2006	$12.028	$12.183	0
	2007	$12.183	$14.459	1,085
	2008	$14.459	$7.145	1,249
	2009	$7.145	$11.511	1,115
	2010	$11.511	$13.770	0
	2011	$13.770	$13.026	0
	2012	$13.026	$14.493	0
	2013	$14.493	$20.888	0
	2014	$20.888	$21.619	0
	2015	$21.619	$23.616	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.776	0
	2007	$9.776	$11.692	0
	2008	$11.692	$6.066	703
	2009	$6.066	$9.314	0
	2010	$9.314	$12.019	0
	2011	$12.019	$10.885	0
	2012	$10.885	$11.520	0
	2013	$11.520	$15.452	0
	2014	$15.452	$15.352	0
	2015	$15.352	$14.080	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.274	$18.848	0
	2007	$18.848	$18.930	2,625
	2008	$18.930	$11.000	1,054
	2009	$11.000	$15.737	1,666
	2010	$15.737	$19.431	1,079
	2011	$19.431	$17.306	1,021
	2012	$17.306	$19.365	980
	2013	$19.365	$32.370	975
	2014	$32.370	$27.202	969
	2015	$27.202	$23.939	963

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.792	$29.271	0
	2007	$29.271	$23.621	1,509
	2008	$23.621	$14.274	1,659
	2009	$14.274	$17.893	1,675
	2010	$17.893	$22.611	1,160
	2011	$22.611	$23.310	734
	2012	$23.310	$26.292	691
	2013	$26.292	$26.100	822
	2014	$26.100	$32.957	611
	2015	$32.957	$32.771	574

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.803	$9.964	0
	2007	$9.964	$10.152	3,150
	2008	$10.152	$10.082	3,602
	2009	$10.082	$9.845	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection

(Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit

Option (age 71-79)

Mortality & Expense = 2.35

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.203	0
	2007	$10.203	$11.663	0
	2008	$11.663	$6.514	0
	2009	$6.514	$8.600	0
	2010	$8.600	$9.801	0
	2011	$9.801	$9.286	0
	2012	$9.286	$10.511	0
	2013	$10.511	$13.414	0
	2014	$13.414	$14.597	0
	2015	$14.597	$14.286	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.394	0
	2007	$10.394	$10.981	0
	2008	$10.981	$8.009	0
	2009	$8.009	$9.675	0
	2010	$9.675	$10.612	0
	2011	$10.612	$10.299	0
	2012	$10.299	$11.200	0
	2013	$11.200	$12.356	0
	2014	$12.356	$12.549	0
	2015	$12.549	$12.165	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.423	0
	2007	$10.423	$11.169	0
	2008	$11.169	$7.315	0
	2009	$7.315	$9.164	0
	2010	$9.164	$10.212	0
	2011	$10.212	$9.829	0
	2012	$9.829	$10.831	0
	2013	$10.831	$12.206	0
	2014	$12.206	$12.443	0
	2015	$12.443	$12.071	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.432	0
	2007	$10.432	$11.292	0
	2008	$11.292	$6.804	0
	2009	$6.804	$8.699	0
	2010	$8.699	$9.825	0
	2011	$9.825	$9.305	0
	2012	$9.305	$10.445	0
	2013	$10.445	$12.359	0
	2014	$12.359	$12.617	0
	2015	$12.617	$12.231	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.285	0
	2007	$10.285	$10.615	0
	2008	$10.615	$9.238	0
	2009	$9.238	$10.322	0
	2010	$10.322	$10.789	0
	2011	$10.789	$10.662	0
	2012	$10.662	$11.041	0
	2013	$11.041	$11.321	0
	2014	$11.321	$11.424	0
	2015	$11.424	$11.070	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$16.950	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.683	0
	2007	$9.683	$11.541	0
	2008	$11.541	$6.212	0
	2009	$6.212	$8.743	0
	2010	$8.743	$10.206	0
	2011	$10.206	$9.992	0
	2012	$9.992	$11.507	0
	2013	$11.507	$15.097	0
	2014	$15.097	$16.528	0
	2015	$16.528	$17.486	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.754	0
	2007	$10.754	$11.022	0
	2008	$11.022	$6.750	0
	2009	$6.750	$8.309	0
	2010	$8.309	$9.291	0
	2011	$9.291	$9.217	0
	2012	$9.217	$10.386	0
	2013	$10.386	$13.353	0
	2014	$13.353	$14.743	0
	2015	$14.743	$14.524	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.814	0
	2007	$9.814	$11.031	0
	2008	$11.031	$6.492	0
	2009	$6.492	$8.843	0
	2010	$8.843	$11.081	0
	2011	$11.081	$9.628	0
	2012	$9.628	$10.749	0
	2013	$10.749	$14.234	0
	2014	$14.234	$14.709	0
	2015	$14.709	$14.102	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.444	$16.437	0
	2007	$16.437	$15.423	0
	2008	$15.423	$9.748	0
	2009	$9.748	$12.024	0
	2010	$12.024	$13.673	0
	2011	$13.673	$13.647	0
	2012	$13.647	$14.926	0
	2013	$14.926	$18.854	0
	2014	$18.854	$20.054	0
	2015	$20.054	$19.367	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.059	$12.746	0
	2007	$12.746	$12.887	0
	2008	$12.887	$8.834	0
	2009	$8.834	$11.675	0
	2010	$11.675	$12.821	0
	2011	$12.821	$12.794	0
	2012	$12.794	$14.046	0
	2013	$14.046	$15.597	0
	2014	$15.597	$15.903	0
	2015	$15.903	$14.405	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.342	$11.179	0
	2007	$11.179	$11.572	0
	2008	$11.572	$7.384	0
	2009	$7.384	$9.336	0
	2010	$9.336	$10.153	0
	2011	$10.153	$9.747	0
	2012	$9.747	$10.674	0
	2013	$10.674	$13.382	0
	2014	$13.382	$14.667	0
	2015	$14.667	$15.098	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.947	0
	2007	$10.947	$11.932	0
	2008	$11.932	$8.319	0
	2009	$8.319	$9.999	0
	2010	$9.999	$10.910	0
	2011	$10.910	$10.319	0
	2012	$10.319	$11.400	0
	2013	$11.400	$14.178	0
	2014	$14.178	$14.607	0
	2015	$14.607	$13.716	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.880	$17.169	0
	2007	$17.169	$17.313	0
	2008	$17.313	$10.611	0
	2009	$10.611	$13.036	0
	2010	$13.036	$14.127	0
	2011	$14.127	$13.625	0
	2012	$13.625	$15.170	0
	2013	$15.170	$18.963	0
	2014	$18.963	$19.798	0
	2015	$19.798	$18.342	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.463	$21.051	0
	2007	$21.051	$20.025	0
	2008	$20.025	$13.072	0
	2009	$13.072	$16.454	0
	2010	$16.454	$20.563	0
	2011	$20.563	$19.288	0
	2012	$19.288	$22.253	0
	2013	$22.253	$29.548	0
	2014	$29.548	$28.962	0
	2015	$28.962	$26.141	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.104	$18.119	0
	2007	$18.119	$19.642	0
	2008	$19.642	$11.007	0
	2009	$11.007	$15.402	0
	2010	$15.402	$19.158	0
	2011	$19.158	$17.770	0
	2012	$17.770	$19.197	0
	2013	$19.197	$25.849	0
	2014	$25.849	$27.074	0
	2015	$27.074	$25.685	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.167	$10.308	0
	2007	$10.308	$10.708	0
	2008	$10.708	$11.228	0
	2009	$11.228	$11.282	0
	2010	$11.282	$11.576	0
	2011	$11.576	$11.924	0
	2012	$11.924	$11.840	0
	2013	$11.840	$11.280	0
	2014	$11.280	$11.366	0
	2015	$11.366	$11.130	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.260	$31.536	0
	2007	$31.536	$39.578	0
	2008	$39.578	$18.241	0
	2009	$18.241	$30.684	0
	2010	$30.684	$35.164	0
	2011	$35.164	$28.838	0
	2012	$28.838	$31.803	0
	2013	$31.803	$30.709	0
	2014	$30.709	$27.418	0
	2015	$27.418	$21.482	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.727	$19.799	0
	2007	$19.799	$22.276	0
	2008	$22.276	$12.943	0
	2009	$12.943	$17.288	0
	2010	$17.288	$18.265	0
	2011	$18.265	$15.909	0
	2012	$15.909	$18.331	0
	2013	$18.331	$21.969	0
	2014	$21.969	$19.027	0
	2015	$19.027	$17.340	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.500	$14.839	0
	2007	$14.839	$16.051	0
	2008	$16.051	$16.615	0
	2009	$16.615	$19.218	0
	2010	$19.218	$21.436	0
	2011	$21.436	$20.711	0
	2012	$20.711	$23.225	0
	2013	$23.225	$23.004	0
	2014	$23.004	$22.830	0
	2015	$22.830	$21.292	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.707	$12.711	0
	2007	$12.711	$14.447	0
	2008	$14.447	$7.164	0
	2009	$7.164	$11.566	0
	2010	$11.566	$13.478	0
	2011	$13.478	$12.297	0
	2012	$12.297	$13.589	0
	2013	$13.589	$18.515	0
	2014	$18.515	$19.519	0
	2015	$19.519	$19.927	0

Invesco V.I. American Value Fund - Series I
	2006	$12.297	$14.466	0
	2007	$14.466	$15.202	0
	2008	$15.202	$8.698	0
	2009	$8.698	$11.801	0
	2010	$11.801	$14.060	0
	2011	$14.060	$13.830	0
	2012	$13.830	$15.810	0
	2013	$15.810	$20.689	0
	2014	$20.689	$22.129	0
	2015	$22.129	$19.599	0

Invesco V.I. American Value Fund - Series II
	2006	$12.272	$14.428	0
	2007	$14.428	$15.148	0
	2008	$15.148	$8.648	0
	2009	$8.648	$11.728	0
	2010	$11.728	$13.966	0
	2011	$13.966	$13.725	0
	2012	$13.725	$15.659	0
	2013	$15.659	$20.441	0
	2014	$20.441	$21.810	0
	2015	$21.810	$19.266	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.436	$12.935	0
	2007	$12.935	$12.311	0
	2008	$12.311	$7.702	0
	2009	$7.702	$9.639	0
	2010	$9.639	$10.869	0
	2011	$10.869	$10.370	0
	2012	$10.370	$12.019	0
	2013	$12.019	$15.890	0
	2014	$15.890	$16.896	0
	2015	$16.896	$15.446	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.404	$12.513	0
	2007	$12.513	$12.603	0
	2008	$12.603	$9.497	0
	2009	$9.497	$11.337	0
	2010	$11.337	$12.379	0
	2011	$12.379	$11.908	0
	2012	$11.908	$13.042	0
	2013	$13.042	$15.875	0
	2014	$15.875	$16.828	0
	2015	$16.828	$15.976	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.751	$17.804	0
	2007	$17.804	$17.787	0
	2008	$17.787	$11.751	0
	2009	$11.751	$14.214	0
	2010	$14.214	$15.542	0
	2011	$15.542	$14.805	0
	2012	$14.805	$16.499	0
	2013	$16.499	$21.510	0
	2014	$21.510	$23.052	0
	2015	$23.052	$21.722	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.976	$12.247	0
	2007	$12.247	$14.035	0
	2008	$14.035	$7.271	0
	2009	$7.271	$11.082	0
	2010	$11.082	$13.747	0
	2011	$13.747	$12.144	0
	2012	$12.144	$13.211	0
	2013	$13.211	$17.588	0
	2014	$17.588	$18.460	0
	2015	$18.460	$18.178	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.208	$10.877	0
	2007	$10.877	$11.255	0
	2008	$11.255	$9.046	0
	2009	$9.046	$11.841	0
	2010	$11.841	$12.961	0
	2011	$12.961	$13.187	0
	2012	$13.187	$14.462	0
	2013	$14.462	$15.246	0
	2014	$15.246	$15.505	0
	2015	$15.505	$14.880	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.347	$12.679	0
	2007	$12.679	$13.186	0
	2008	$13.186	$9.166	0
	2009	$9.166	$11.254	0
	2010	$11.254	$13.055	0
	2011	$13.055	$12.153	0
	2012	$12.153	$13.097	0
	2013	$13.097	$17.329	0
	2014	$17.329	$18.095	0
	2015	$18.095	$17.028	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.939	$12.503	0
	2007	$12.503	$12.603	0
	2008	$12.603	$7.809	0
	2009	$7.809	$9.048	0
	2010	$9.048	$10.354	0
	2011	$10.354	$9.478	0
	2012	$9.478	$10.353	0
	2013	$10.353	$13.713	0
	2014	$13.713	$14.387	0
	2015	$14.387	$13.620	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.337	$11.922	0
	2007	$11.922	$14.090	0
	2008	$14.090	$8.480	0
	2009	$8.480	$12.029	0
	2010	$12.029	$14.411	0
	2011	$14.411	$12.635	0
	2012	$12.635	$14.049	0
	2013	$14.049	$18.770	0
	2014	$18.770	$19.403	0
	2015	$19.403	$19.425	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.709	$12.808	0
	2007	$12.808	$12.554	0
	2008	$12.554	$7.419	0
	2009	$7.419	$9.155	0
	2010	$9.155	$11.192	0
	2011	$11.192	$10.471	0
	2012	$10.471	$11.688	0
	2013	$11.688	$14.845	0
	2014	$14.845	$16.136	0
	2015	$16.136	$15.131	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$12.976	$13.619	0
	2007	$13.619	$15.110	0
	2008	$15.110	$8.002	0
	2009	$8.002	$11.241	0
	2010	$11.241	$11.958	0
	2011	$11.958	$11.495	0
	2012	$11.495	$12.749	0
	2013	$12.749	$16.082	0
	2014	$16.082	$18.044	0
	2015	$18.044	$18.161	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.040	$15.170	0
	2007	$15.170	$15.298	0
	2008	$15.298	$8.406	0
	2009	$8.406	$9.962	0
	2010	$9.962	$10.940	0
	2011	$10.940	$10.704	0
	2012	$10.704	$11.694	0
	2013	$11.694	$12.860	0
	2014	$12.860	$13.538	0
	2015	$13.538	$13.269	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.060	$10.288	0
	2007	$10.288	$10.436	0
	2008	$10.436	$6.196	0
	2009	$6.196	$6.585	0
	2010	$6.585	$7.142	0
	2011	$7.142	$7.513	0
	2012	$7.513	$8.067	0
	2013	$8.067	$7.832	0
	2014	$7.832	$8.162	0
	2015	$8.162	$8.011	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.610	$15.626	0
	2007	$15.626	$16.146	0
	2008	$16.146	$7.991	0
	2009	$7.991	$10.301	0
	2010	$10.301	$12.766	0
	2011	$12.766	$12.547	0
	2012	$12.547	$14.204	0
	2013	$14.204	$18.775	0
	2014	$18.775	$19.309	0
	2015	$19.309	$20.013	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.181	$20.798	0
	2007	$20.798	$21.499	0
	2008	$21.499	$12.502	0
	2009	$12.502	$16.979	0
	2010	$16.979	$19.147	0
	2011	$19.147	$17.070	0
	2012	$17.070	$20.121	0
	2013	$20.121	$24.903	0
	2014	$24.903	$24.770	0
	2015	$24.770	$25.027	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.704	$13.278	0
	2007	$13.278	$14.175	0
	2008	$14.175	$11.814	0
	2009	$11.814	$13.633	0
	2010	$13.633	$15.250	0
	2011	$15.250	$14.960	0
	2012	$14.960	$16.496	0
	2013	$16.496	$16.018	0
	2014	$16.018	$16.001	0
	2015	$16.001	$15.205	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.538	$14.413	0
	2007	$14.413	$13.979	0
	2008	$13.979	$2.919	0
	2009	$2.919	$3.583	0
	2010	$3.583	$3.996	0
	2011	$3.996	$3.795	0
	2012	$3.795	$4.184	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.735	$15.363	0
	2007	$15.363	$15.592	0
	2008	$15.592	$9.326	0
	2009	$9.326	$11.633	0
	2010	$11.633	$13.133	0
	2011	$13.133	$12.759	0
	2012	$12.759	$14.500	0
	2013	$14.500	$18.575	0
	2014	$18.575	$19.986	0
	2015	$19.986	$20.083	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.061	$20.184	0
	2007	$20.184	$19.395	0
	2008	$19.395	$11.718	0
	2009	$11.718	$15.632	0
	2010	$15.632	$18.749	0
	2011	$18.749	$17.838	0
	2012	$17.838	$20.456	0
	2013	$20.456	$28.035	0
	2014	$28.035	$30.508	0
	2015	$30.508	$27.921	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$11.929	0
	2010	$11.929	$13.091	0
	2011	$13.091	$13.005	0
	2012	$13.005	$15.120	0
	2013	$15.120	$19.513	0
	2014	$19.513	$21.426	0
	2015	$21.426	$20.246	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.808	$13.972	0
	2007	$13.972	$13.745	0
	2008	$13.745	$7.941	0
	2009	$7.941	$9.722	0
	2010	$9.722	$10.501	0
	2011	$10.501	$10.518	0
	2012	$10.518	$11.536	0
	2013	$11.536	$13.277	0
	2014	$13.277	$14.322	0
	2015	$14.322	$13.800	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.669	$15.035	0
	2007	$15.035	$15.082	0
	2008	$15.082	$9.801	0
	2009	$9.801	$12.915	0
	2010	$12.915	$14.436	0
	2011	$14.436	$14.011	0
	2012	$14.011	$15.593	0
	2013	$15.593	$18.160	0
	2014	$18.160	$19.366	0
	2015	$19.366	$18.907	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.910	$12.935	0
	2007	$12.935	$12.529	0
	2008	$12.529	$10.125	0
	2009	$10.125	$12.434	0
	2010	$12.434	$12.418	0
	2011	$12.418	$11.960	0
	2012	$11.960	$14.252	0
	2013	$14.252	$19.677	0
	2014	$19.677	$24.479	0
	2015	$24.479	$25.714	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.483	$21.646	0
	2007	$21.646	$25.301	0
	2008	$25.301	$17.139	0
	2009	$17.139	$17.933	0
	2010	$17.933	$17.798	0
	2011	$17.798	$16.409	0
	2012	$16.409	$16.797	0
	2013	$16.797	$18.632	0
	2014	$18.632	$20.806	0
	2015	$20.806	$18.267	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.874	$16.804	0
	2007	$16.804	$15.386	0
	2008	$15.386	$9.192	0
	2009	$9.192	$11.629	0
	2010	$11.629	$12.963	0
	2011	$12.963	$12.048	0
	2012	$12.048	$13.989	0
	2013	$13.989	$18.498	0
	2014	$18.498	$19.963	0
	2015	$19.963	$17.991	0

Putnam VT High Yield Fund - Class IB
	2006	$14.326	$15.432	0
	2007	$15.432	$15.458	0
	2008	$15.458	$11.138	0
	2009	$11.138	$16.303	0
	2010	$16.303	$18.121	0
	2011	$18.121	$17.971	0
	2012	$17.971	$20.318	0
	2013	$20.318	$21.357	0
	2014	$21.357	$21.139	0
	2015	$21.139	$19.499	0

Putnam VT Income Fund - Class IB
	2006	$10.515	$10.712	0
	2007	$10.712	$10.983	0
	2008	$10.983	$8.143	0
	2009	$8.143	$11.639	0
	2010	$11.639	$12.464	0
	2011	$12.464	$12.755	0
	2012	$12.755	$13.766	0
	2013	$13.766	$13.668	0
	2014	$13.668	$14.180	0
	2015	$14.180	$13.619	0

Putnam VT International Equity Fund - Class IB
	2006	$16.433	$20.457	0
	2007	$20.457	$21.603	0
	2008	$21.603	$11.800	0
	2009	$11.800	$14.333	0
	2010	$14.333	$15.370	0
	2011	$15.370	$12.443	0
	2012	$12.443	$14.784	0
	2013	$14.784	$18.453	0
	2014	$18.453	$16.766	0
	2015	$16.766	$16.363	0

Putnam VT Investors Fund - Class IB
	2006	$14.998	$16.655	0
	2007	$16.655	$15.391	0
	2008	$15.391	$9.068	0
	2009	$9.068	$11.561	0
	2010	$11.561	$12.836	0
	2011	$12.836	$12.516	0
	2012	$12.516	$14.251	0
	2013	$14.251	$18.767	0
	2014	$18.767	$20.835	0
	2015	$20.835	$19.864	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.578	$9.746	0
	2007	$9.746	$9.952	0
	2008	$9.952	$9.948	0
	2009	$9.948	$9.715	0
	2010	$9.715	$9.472	0
	2011	$9.472	$9.233	0
	2012	$9.233	$8.999	0
	2013	$8.999	$8.771	0
	2014	$8.771	$8.549	0
	2015	$8.549	$8.333	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.426	$16.322	0
	2007	$16.322	$16.818	0
	2008	$16.818	$10.039	0
	2009	$10.039	$12.929	0
	2010	$12.929	$15.065	0
	2011	$15.065	$13.937	0
	2012	$13.937	$15.859	0
	2013	$15.859	$21.088	0
	2014	$21.088	$23.325	0
	2015	$23.325	$22.667	0

Putnam VT New Value Fund - Class IB
	2006	$16.780	$18.974	0
	2007	$18.974	$17.585	0
	2008	$17.585	$9.467	0
	2009	$9.467	$8.903	0

Putnam VT Research Fund - Class IB
	2006	$13.933	$15.116	0
	2007	$15.116	$14.813	0
	2008	$14.813	$8.871	0
	2009	$8.871	$11.515	0
	2010	$11.515	$13.061	0
	2011	$13.061	$12.507	0
	2012	$12.507	$14.373	0
	2013	$14.373	$18.682	0
	2014	$18.682	$20.913	0
	2015	$20.913	$20.067	0

Putnam VT Vista Fund - Class IB
	2006	$16.992	$17.465	0
	2007	$17.465	$17.667	0
	2008	$17.667	$9.376	0
	2009	$9.376	$12.678	0
	2010	$12.678	$14.387	0

Putnam VT Voyager Fund - Class IB
	2006	$12.964	$13.323	0
	2007	$13.323	$13.699	0
	2008	$13.699	$8.407	0
	2009	$8.407	$13.428	0
	2010	$13.428	$15.810	0
	2011	$15.810	$12.658	0
	2012	$12.658	$14.091	0
	2013	$14.091	$19.739	0
	2014	$19.739	$21.107	0
	2015	$21.107	$19.314	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.131	$17.421	0
	2007	$17.421	$18.062	0
	2008	$18.062	$14.966	0
	2009	$14.966	$18.978	0
	2010	$18.978	$20.298	0
	2011	$20.298	$21.146	0
	2012	$21.146	$24.292	0
	2013	$24.292	$21.602	0
	2014	$21.602	$21.661	0
	2015	$21.661	$20.863	0

UIF Global Franchise Portfolio, Class II
	2006	$11.995	$14.206	0
	2007	$14.206	$15.197	0
	2008	$15.197	$10.524	0
	2009	$10.524	$13.290	0
	2010	$13.290	$14.772	0
	2011	$14.772	$15.700	0
	2012	$15.700	$17.686	0
	2013	$17.686	$20.626	0
	2014	$20.626	$21.009	0
	2015	$21.009	$21.745	0

UIF Growth Portfolio, Class I
	2006	$12.060	$12.237	0
	2007	$12.237	$14.537	0
	2008	$14.537	$7.199	0
	2009	$7.199	$11.615	0
	2010	$11.615	$13.909	0
	2011	$13.909	$13.177	0
	2012	$13.177	$14.687	0
	2013	$14.687	$21.196	0
	2014	$21.196	$21.972	0
	2015	$21.972	$24.035	0

UIF Growth Portfolio, Class II
	2006	$12.008	$12.150	0
	2007	$12.150	$14.404	0
	2008	$14.404	$7.110	0
	2009	$7.110	$11.444	0
	2010	$11.444	$13.676	0
	2011	$13.676	$12.924	0
	2012	$12.924	$14.365	0
	2013	$14.365	$20.682	0
	2014	$20.682	$21.384	0
	2015	$21.384	$23.335	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.769	0
	2007	$9.769	$11.672	0
	2008	$11.672	$6.050	0
	2009	$6.050	$9.278	0
	2010	$9.278	$11.961	0
	2011	$11.961	$10.822	0
	2012	$10.822	$11.441	0
	2013	$11.441	$15.331	0
	2014	$15.331	$15.216	0
	2015	$15.216	$13.941	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.227	$18.777	0
	2007	$18.777	$18.840	0
	2008	$18.840	$10.936	0
	2009	$10.936	$15.630	0
	2010	$15.630	$19.279	0
	2011	$19.279	$17.153	0
	2012	$17.153	$19.174	0
	2013	$19.174	$32.018	0
	2014	$32.018	$26.879	0
	2015	$26.879	$23.630	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.714	$29.137	0
	2007	$29.137	$23.489	0
	2008	$23.489	$14.179	0
	2009	$14.179	$17.756	0
	2010	$17.756	$22.415	0
	2011	$22.415	$23.084	0
	2012	$23.084	$26.011	0
	2013	$26.011	$25.794	0
	2014	$25.794	$32.538	0
	2015	$32.538	$32.321	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.783	$9.933	0
	2007	$9.933	$10.111	0
	2008	$10.111	$10.030	0
	2009	$10.030	$9.785	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, either added prior to May 1, 2003, or the Enhanced Beneficiary Protection (Annual Increase) Option

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.245	4,881
	2007	$10.245	$11.784	5,685
	2008	$11.784	$6.622	4,793
	2009	$6.622	$8.797	4,300
	2010	$8.797	$10.086	4,041
	2011	$10.086	$9.615	0
	2012	$9.615	$10.950	0
	2013	$10.950	$14.062	0
	2014	$14.062	$15.396	0
	2015	$15.396	$15.160	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.437	0
	2007	$10.437	$11.095	0
	2008	$11.095	$8.141	0
	2009	$8.141	$9.896	0
	2010	$9.896	$10.921	0
	2011	$10.921	$10.664	0
	2012	$10.664	$11.668	0
	2013	$11.668	$12.952	0
	2014	$12.952	$13.235	0
	2015	$13.235	$12.910	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.466	0
	2007	$10.466	$11.285	0
	2008	$11.285	$7.436	0
	2009	$7.436	$9.374	0
	2010	$9.374	$10.509	0
	2011	$10.509	$10.178	0
	2012	$10.178	$11.284	0
	2013	$11.284	$12.795	0
	2014	$12.795	$13.124	0
	2015	$13.124	$12.810	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.475	0
	2007	$10.475	$11.409	0
	2008	$11.409	$6.917	0
	2009	$6.917	$8.897	0
	2010	$8.897	$10.111	0
	2011	$10.111	$9.635	0
	2012	$9.635	$10.882	0
	2013	$10.882	$12.955	0
	2014	$12.955	$13.307	0
	2015	$13.307	$12.979	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.327	0
	2007	$10.327	$10.725	0
	2008	$10.725	$9.391	0
	2009	$9.391	$10.557	0
	2010	$10.557	$11.103	0
	2011	$11.103	$11.040	0
	2012	$11.040	$11.503	0
	2013	$11.503	$11.867	0
	2014	$11.867	$12.048	0
	2015	$12.048	$11.747	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.988	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.723	0
	2007	$9.723	$11.660	3,877
	2008	$11.660	$6.315	3,269
	2009	$6.315	$8.943	0
	2010	$8.943	$10.503	0
	2011	$10.503	$10.346	0
	2012	$10.346	$11.989	0
	2013	$11.989	$15.825	0
	2014	$15.825	$17.432	0
	2015	$17.432	$18.478	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.798	0
	2007	$10.798	$11.136	0
	2008	$11.136	$6.862	0
	2009	$6.862	$8.499	0
	2010	$8.499	$9.561	0
	2011	$9.561	$9.544	0
	2012	$9.544	$10.821	0
	2013	$10.821	$13.997	0
	2014	$13.997	$15.549	0
	2015	$15.549	$15.413	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.855	0
	2007	$9.855	$11.145	3,227
	2008	$11.145	$6.600	2,721
	2009	$6.600	$9.045	2,440
	2010	$9.045	$11.403	2,294
	2011	$11.403	$9.969	0
	2012	$9.969	$11.199	0
	2013	$11.199	$14.920	0
	2014	$14.920	$15.514	0
	2015	$15.514	$14.965	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.719	$16.853	5,447
	2007	$16.853	$15.911	5,508
	2008	$15.911	$10.119	5,265
	2009	$10.119	$12.558	5,299
	2010	$12.558	$14.368	5,281
	2011	$14.368	$14.429	5,227
	2012	$14.429	$15.879	5,221
	2013	$15.879	$20.181	4,166
	2014	$20.181	$21.597	383
	2015	$21.597	$20.985	378

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.173	$12.956	2,024
	2007	$12.956	$13.180	2,011
	2008	$13.180	$9.091	540
	2009	$9.091	$12.088	523
	2010	$12.088	$13.356	526
	2011	$13.356	$13.410	522
	2012	$13.410	$14.813	528
	2013	$14.813	$16.551	521
	2014	$16.551	$16.979	519
	2015	$16.979	$15.475	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.422	$11.334	16,084
	2007	$11.334	$11.805	15,516
	2008	$11.805	$7.579	14,870
	2009	$7.579	$9.641	15,683
	2010	$9.641	$10.550	13,816
	2011	$10.550	$10.190	12,054
	2012	$10.190	$11.228	9,407
	2013	$11.228	$14.163	7,559
	2014	$14.163	$15.619	5,243
	2015	$15.619	$16.178	4,051

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.992	0
	2007	$10.992	$12.055	0
	2008	$12.055	$8.457	0
	2009	$8.457	$10.227	0
	2010	$10.227	$11.228	0
	2011	$11.228	$10.685	0
	2012	$10.685	$11.876	0
	2013	$11.876	$14.862	0
	2014	$14.862	$15.406	0
	2015	$15.406	$14.555	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.164	$17.603	5,967
	2007	$17.603	$17.861	5,879
	2008	$17.861	$11.015	1,562
	2009	$11.015	$13.614	1,579
	2010	$13.614	$14.845	1,261
	2011	$14.845	$14.406	746
	2012	$14.406	$16.138	707
	2013	$16.138	$20.297	662
	2014	$20.297	$21.321	642
	2015	$21.321	$19.875	640

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.814	$21.583	3,981
	2007	$21.583	$20.659	3,892
	2008	$20.659	$13.569	2,316
	2009	$13.569	$17.185	1,141
	2010	$17.185	$21.608	560
	2011	$21.608	$20.393	470
	2012	$20.393	$23.673	413
	2013	$23.673	$31.626	260
	2014	$31.626	$31.190	174
	2015	$31.190	$28.325	157

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.429	$18.578	0
	2007	$18.578	$20.263	0
	2008	$20.263	$11.426	0
	2009	$11.426	$16.086	0
	2010	$16.086	$20.132	0
	2011	$20.132	$18.788	0
	2012	$18.788	$20.422	0
	2013	$20.422	$27.667	0
	2014	$27.667	$29.157	0
	2015	$29.157	$27.832	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.272	$10.477	4,342
	2007	$10.477	$10.952	4,321
	2008	$10.952	$11.555	655
	2009	$11.555	$11.681	652
	2010	$11.681	$12.060	620
	2011	$12.060	$12.498	581
	2012	$12.498	$12.486	587
	2013	$12.486	$11.970	0
	2014	$11.970	$12.135	0
	2015	$12.135	$11.956	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.741	$32.334	917
	2007	$32.334	$40.829	864
	2008	$40.829	$18.934	605
	2009	$18.934	$32.046	259
	2010	$32.046	$36.951	258
	2011	$36.951	$30.489	257
	2012	$30.489	$33.832	256
	2013	$33.832	$32.869	255
	2014	$32.869	$29.527	208
	2015	$29.527	$23.278	207

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.045	$20.300	10,472
	2007	$20.300	$22.981	10,012
	2008	$22.981	$13.435	9,019
	2009	$13.435	$18.055	7,065
	2010	$18.055	$19.193	6,204
	2011	$19.193	$16.820	5,638
	2012	$16.820	$19.500	5,213
	2013	$19.500	$23.514	4,658
	2014	$23.514	$20.491	3,951
	2015	$20.491	$18.789	3,537

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.758	$15.214	1,586
	2007	$15.214	$16.559	1,482
	2008	$16.559	$17.246	427
	2009	$17.246	$20.071	340
	2010	$20.071	$22.525	117
	2011	$22.525	$21.897	110
	2012	$21.897	$24.706	109
	2013	$24.706	$24.621	114
	2014	$24.621	$24.586	113
	2015	$24.586	$23.071	116

Invesco V.I. American Franchise Fund - Series II
	2006	$12.949	$13.032	1,596
	2007	$13.032	$14.905	394
	2008	$14.905	$7.437	323
	2009	$7.437	$12.080	275
	2010	$12.080	$14.163	266
	2011	$14.163	$13.001	272
	2012	$13.001	$14.456	270
	2013	$14.456	$19.818	249
	2014	$19.818	$21.021	247
	2015	$21.021	$21.592	237

Invesco V.I. American Value Fund - Series I
	2006	$12.423	$14.704	1,012
	2007	$14.704	$15.548	941
	2008	$15.548	$8.951	231
	2009	$8.951	$12.219	212
	2010	$12.219	$14.647	198
	2011	$14.647	$14.496	184
	2012	$14.496	$16.674	158
	2013	$16.674	$21.954	139
	2014	$21.954	$23.627	129
	2015	$23.627	$21.054	120

Invesco V.I. American Value Fund - Series II
	2006	$12.398	$14.665	1,817
	2007	$14.665	$15.493	1,814
	2008	$15.493	$8.899	1,811
	2009	$8.899	$12.144	78
	2010	$12.144	$14.550	0
	2011	$14.550	$14.386	0
	2012	$14.386	$16.515	0
	2013	$16.515	$21.690	0
	2014	$21.690	$23.285	0
	2015	$23.285	$20.697	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.554	$13.148	12,318
	2007	$13.148	$12.591	12,129
	2008	$12.591	$7.926	11,883
	2009	$7.926	$9.981	11,568
	2010	$9.981	$11.323	10,255
	2011	$11.323	$10.870	8,838
	2012	$10.870	$12.676	8,001
	2013	$12.676	$16.861	6,202
	2014	$16.861	$18.039	4,537
	2015	$18.039	$16.593	3,066

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.521	$12.719	0
	2007	$12.719	$12.890	0
	2008	$12.890	$9.773	0
	2009	$9.773	$11.738	0
	2010	$11.738	$12.896	0
	2011	$12.896	$12.482	0
	2012	$12.482	$13.755	0
	2013	$13.755	$16.845	0
	2014	$16.845	$17.967	0
	2015	$17.967	$17.163	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.051	$18.254	16,442
	2007	$18.254	$18.350	14,007
	2008	$18.350	$12.198	10,378
	2009	$12.198	$14.845	7,644
	2010	$14.845	$16.332	6,587
	2011	$16.332	$15.653	6,236
	2012	$15.653	$17.551	5,344
	2013	$17.551	$23.023	3,986
	2014	$23.023	$24.826	3,546
	2015	$24.826	$23.538	3,372

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.099	$12.449	1,622
	2007	$12.449	$14.354	1,370
	2008	$14.354	$7.483	717
	2009	$7.483	$11.474	591
	2010	$11.474	$14.321	205
	2011	$14.321	$12.729	194
	2012	$12.729	$13.933	190
	2013	$13.933	$18.664	166
	2014	$18.664	$19.709	156
	2015	$19.709	$19.528	139

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.286	$11.028	16,266
	2007	$11.028	$11.482	15,740
	2008	$11.482	$9.285	12,817
	2009	$9.285	$12.228	13,567
	2010	$12.228	$13.468	12,388
	2011	$13.468	$13.786	11,067
	2012	$13.786	$15.212	9,030
	2013	$15.212	$16.136	7,508
	2014	$16.136	$16.511	6,109
	2015	$16.511	$15.943	5,261

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.435	$12.855	1,521
	2007	$12.855	$13.452	1,514
	2008	$13.452	$9.409	0
	2009	$9.409	$11.622	0
	2010	$11.622	$13.566	0
	2011	$13.566	$12.706	0
	2012	$12.706	$13.777	0
	2013	$13.777	$18.341	0
	2014	$18.341	$19.269	0
	2015	$19.269	$18.245	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.022	$12.676	1,332
	2007	$12.676	$12.856	1,326
	2008	$12.856	$8.015	0
	2009	$8.015	$9.345	0
	2010	$9.345	$10.759	0
	2011	$10.759	$9.909	0
	2012	$9.909	$10.891	0
	2013	$10.891	$14.514	0
	2014	$14.514	$15.321	0
	2015	$15.321	$14.594	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.424	$12.087	3,624
	2007	$12.087	$14.374	3,440
	2008	$14.374	$8.704	3,323
	2009	$8.704	$12.423	2,158
	2010	$12.423	$14.975	1,885
	2011	$14.975	$13.209	1,775
	2012	$13.209	$14.779	1,668
	2013	$14.779	$19.866	1,575
	2014	$19.866	$20.663	1,493
	2015	$20.663	$20.814	1,413

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.799	$12.986	9,184
	2007	$12.986	$12.806	8,905
	2008	$12.806	$7.615	8,237
	2009	$7.615	$9.455	5,399
	2010	$9.455	$11.630	4,763
	2011	$11.630	$10.947	4,200
	2012	$10.947	$12.295	3,836
	2013	$12.295	$15.713	3,254
	2014	$15.713	$17.184	2,462
	2015	$17.184	$16.212	2,125

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.190	$13.928	2,627
	2007	$13.928	$15.549	2,295
	2008	$15.549	$8.285	2,162
	2009	$8.285	$11.711	1,873
	2010	$11.711	$12.534	1,824
	2011	$12.534	$12.123	1,647
	2012	$12.123	$13.528	1,554
	2013	$13.528	$17.170	912
	2014	$17.170	$19.384	676
	2015	$19.384	$19.629	604

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.307	$15.554	5,165
	2007	$15.554	$15.782	5,152
	2008	$15.782	$8.726	467
	2009	$8.726	$10.405	466
	2010	$10.405	$11.496	464
	2011	$11.496	$11.317	0
	2012	$11.317	$12.440	0
	2013	$12.440	$13.765	0
	2014	$13.765	$14.580	0
	2015	$14.580	$14.378	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.137	$10.431	482
	2007	$10.431	$10.646	511
	2008	$10.646	$6.360	494
	2009	$6.360	$6.801	282
	2010	$6.801	$7.421	0
	2011	$7.421	$7.855	0
	2012	$7.855	$8.486	0
	2013	$8.486	$8.290	0
	2014	$8.290	$8.692	0
	2015	$8.692	$8.583	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.907	$16.021	2,037
	2007	$16.021	$16.657	2,028
	2008	$16.657	$8.295	1,466
	2009	$8.295	$10.758	1,458
	2010	$10.758	$13.415	1,277
	2011	$13.415	$13.266	1,078
	2012	$13.266	$15.110	978
	2013	$15.110	$20.096	825
	2014	$20.096	$20.795	576
	2015	$20.795	$21.686	425

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.527	$21.324	2,725
	2007	$21.324	$22.179	2,595
	2008	$22.179	$12.977	2,161
	2009	$12.977	$17.733	1,976
	2010	$17.733	$20.120	1,714
	2011	$20.120	$18.048	1,751
	2012	$18.048	$21.405	1,707
	2013	$21.405	$26.655	684
	2014	$26.655	$26.675	683
	2015	$26.675	$27.118	312

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.946	$13.614	29,809
	2007	$13.614	$14.624	26,348
	2008	$14.624	$12.263	16,406
	2009	$12.263	$14.238	18,530
	2010	$14.238	$16.025	16,416
	2011	$16.025	$15.817	14,370
	2012	$15.817	$17.549	11,262
	2013	$17.549	$17.145	10,315
	2014	$17.145	$17.231	9,079
	2015	$17.231	$16.476	6,844

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.796	$14.777	1,765
	2007	$14.777	$14.421	1,777
	2008	$14.421	$3.030	1,502
	2009	$3.030	$3.742	2,239
	2010	$3.742	$4.199	1,067
	2011	$4.199	$4.013	1,062
	2012	$4.013	$4.446	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.997	$15.751	13,142
	2007	$15.751	$16.085	11,100
	2008	$16.085	$9.680	7,197
	2009	$9.680	$12.150	8,134
	2010	$12.150	$13.800	7,704
	2011	$13.800	$13.490	6,742
	2012	$13.490	$15.425	5,180
	2013	$15.425	$19.881	4,885
	2014	$19.881	$21.523	1,399
	2015	$21.523	$21.761	1,253

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.405	$20.695	4,819
	2007	$20.695	$20.009	4,734
	2008	$20.009	$12.163	3,379
	2009	$12.163	$16.327	2,543
	2010	$16.327	$19.701	2,106
	2011	$19.701	$18.860	1,925
	2012	$18.860	$21.761	1,786
	2013	$21.761	$30.007	1,637
	2014	$30.007	$32.854	1,464
	2015	$32.854	$30.254	1,372

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.458	2,304
	2010	$12.458	$13.757	2,164
	2011	$13.757	$13.750	2,002
	2012	$13.750	$16.085	1,188
	2013	$16.085	$20.886	748
	2014	$20.886	$23.074	567
	2015	$23.074	$21.938	541

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.052	$14.326	2,748
	2007	$14.326	$14.180	2,774
	2008	$14.180	$8.242	3,116
	2009	$8.242	$10.154	3,205
	2010	$10.154	$11.035	3,267
	2011	$11.035	$11.121	3,223
	2012	$11.121	$12.272	3,249
	2013	$12.272	$14.211	3,201
	2014	$14.211	$15.423	2,371
	2015	$15.423	$14.953	355

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.929	$15.416	32
	2007	$15.416	$15.559	32
	2008	$15.559	$10.173	32
	2009	$10.173	$13.488	31
	2010	$13.488	$15.169	31
	2011	$15.169	$14.813	31
	2012	$14.813	$16.588	31
	2013	$16.588	$19.437	31
	2014	$19.437	$20.856	0
	2015	$20.856	$20.487	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.156	$13.262	795
	2007	$13.262	$12.925	58
	2008	$12.925	$10.510	58
	2009	$10.510	$12.986	57
	2010	$12.986	$13.049	57
	2011	$13.049	$12.645	57
	2012	$12.645	$15.161	57
	2013	$15.161	$21.061	56
	2014	$21.061	$26.362	56
	2015	$26.362	$27.863	56

Putnam VT Global Utilities Fund - Class IB
	2006	$17.815	$22.194	16
	2007	$22.194	$26.101	0
	2008	$26.101	$17.790	0
	2009	$17.790	$18.729	0
	2010	$18.729	$18.702	0
	2011	$18.702	$17.348	0
	2012	$17.348	$17.868	0
	2013	$17.868	$19.942	0
	2014	$19.942	$22.407	0
	2015	$22.407	$19.793	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.157	$17.229	420
	2007	$17.229	$15.872	418
	2008	$15.872	$9.541	266
	2009	$9.541	$12.145	114
	2010	$12.145	$13.622	114
	2011	$13.622	$12.738	114
	2012	$12.738	$14.881	113
	2013	$14.881	$19.799	113
	2014	$19.799	$21.498	0
	2015	$21.498	$19.494	0

Putnam VT High Yield Fund - Class IB
	2006	$14.599	$15.823	5,266
	2007	$15.823	$15.948	3,520
	2008	$15.948	$11.561	1,276
	2009	$11.561	$17.027	1,144
	2010	$17.027	$19.041	1,094
	2011	$19.041	$19.000	1,063
	2012	$19.000	$21.614	1,016
	2013	$21.614	$22.859	887
	2014	$22.859	$22.765	797
	2015	$22.765	$21.128	169

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.715	$10.983	15,064
	2007	$10.983	$11.331	10,579
	2008	$11.331	$8.453	4,539
	2009	$8.453	$12.156	6,195
	2010	$12.156	$13.097	5,435
	2011	$13.097	$13.486	5,043
	2012	$13.486	$14.644	2,946
	2013	$14.644	$14.629	3,169
	2014	$14.629	$15.271	2,963
	2015	$15.271	$14.756	2,014

Putnam VT International Equity Fund - Class IB
	2006	$16.746	$20.975	1,658
	2007	$20.975	$22.286	1,658
	2008	$22.286	$12.248	386
	2009	$12.248	$14.969	192
	2010	$14.969	$16.151	0
	2011	$16.151	$13.156	0
	2012	$13.156	$15.727	0
	2013	$15.727	$19.752	0
	2014	$19.752	$18.056	0
	2015	$18.056	$17.730	0

Putnam VT Investors Fund - Class IB
	2006	$15.284	$17.076	2,662
	2007	$17.076	$15.878	2,651
	2008	$15.878	$9.412	2,638
	2009	$9.412	$12.075	0
	2010	$12.075	$13.489	0
	2011	$13.489	$13.233	0
	2012	$13.233	$15.160	0
	2013	$15.160	$20.087	0
	2014	$20.087	$22.438	0
	2015	$22.438	$21.524	0

Putnam VT Money Market Fund - Class IB
	2006	$9.761	$9.993	9,133
	2007	$9.993	$10.266	8,742
	2008	$10.266	$10.326	5,186
	2009	$10.326	$10.147	8,331
	2010	$10.147	$9.954	8,134
	2011	$9.954	$9.762	5,300
	2012	$9.762	$9.573	3,077
	2013	$9.573	$9.388	3,498
	2014	$9.388	$9.207	3,409
	2015	$9.207	$9.029	3,291

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.720	$16.735	6,553
	2007	$16.735	$17.350	2,806
	2008	$17.350	$10.421	222
	2009	$10.421	$13.503	122
	2010	$13.503	$15.831	122
	2011	$15.831	$14.735	122
	2012	$14.735	$16.870	121
	2013	$16.870	$22.572	121
	2014	$22.572	$25.119	0
	2015	$25.119	$24.561	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.099	$19.453	5,329
	2007	$19.453	$18.141	5,355
	2008	$18.141	$9.827	1,812
	2009	$9.827	$9.248	0

Putnam VT Research Fund - Class IB
	2006	$14.198	$15.499	0
	2007	$15.499	$15.281	0
	2008	$15.281	$9.209	0
	2009	$9.209	$12.027	0
	2010	$12.027	$13.725	0
	2011	$13.725	$13.224	0
	2012	$13.224	$15.290	0
	2013	$15.290	$19.996	0
	2014	$19.996	$22.522	0
	2015	$22.522	$21.744	0

Putnam VT Vista Fund - Class IB
	2006	$17.316	$17.907	4,795
	2007	$17.907	$18.226	2,564
	2008	$18.226	$9.732	0
	2009	$9.732	$13.241	0
	2010	$13.241	$15.093	0

Putnam VT Voyager Fund - Class IB
	2006	$13.211	$13.660	14,081
	2007	$13.660	$14.133	13,650
	2008	$14.133	$8.726	7,158
	2009	$8.726	$14.025	8,155
	2010	$14.025	$16.613	6,834
	2011	$16.613	$13.383	5,011
	2012	$13.383	$14.990	4,814
	2013	$14.990	$21.127	3,482
	2014	$21.127	$22.731	3,294
	2015	$22.731	$20.928	3,148

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.438	$17.862	2,428
	2007	$17.862	$18.633	377
	2008	$18.633	$15.535	312
	2009	$15.535	$19.821	320
	2010	$19.821	$21.330	329
	2011	$21.330	$22.357	312
	2012	$22.357	$25.841	302
	2013	$25.841	$23.121	320
	2014	$23.121	$23.328	318
	2015	$23.328	$22.606	0

UIF Global Franchise Portfolio, Class II
	2006	$12.143	$14.469	1,663
	2007	$14.469	$15.575	1,596
	2008	$15.575	$10.852	1,523
	2009	$10.852	$13.788	1,424
	2010	$13.788	$15.420	1,348
	2011	$15.420	$16.490	1,280
	2012	$16.490	$18.690	1,215
	2013	$18.690	$21.931	857
	2014	$21.931	$22.476	854
	2015	$22.476	$23.407	850

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.184	$12.439	371
	2007	$12.439	$14.868	330
	2008	$14.868	$7.408	0
	2009	$7.408	$12.027	0
	2010	$12.027	$14.490	0
	2011	$14.490	$13.812	0
	2012	$13.812	$15.490	0
	2013	$15.490	$22.492	0
	2014	$22.492	$23.459	0
	2015	$23.459	$25.819	0

UIF Growth Portfolio, Class II
	2006	$12.131	$12.350	0
	2007	$12.350	$14.732	0
	2008	$14.732	$7.317	0
	2009	$7.317	$11.850	0
	2010	$11.850	$14.248	0
	2011	$14.248	$13.547	0
	2012	$13.547	$15.150	0
	2013	$15.150	$21.946	0
	2014	$21.946	$22.831	0
	2015	$22.831	$25.068	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.809	705
	2007	$9.809	$11.793	634
	2008	$11.793	$6.150	712
	2009	$6.150	$9.490	276
	2010	$9.490	$12.310	0
	2011	$12.310	$11.205	0
	2012	$11.205	$11.920	0
	2013	$11.920	$16.070	0
	2014	$16.070	$16.049	0
	2015	$16.049	$14.795	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.510	$19.204	0
	2007	$19.204	$19.387	0
	2008	$19.387	$11.323	0
	2009	$11.323	$16.283	0
	2010	$16.283	$20.208	0
	2011	$20.208	$18.090	0
	2012	$18.090	$20.347	0
	2013	$20.347	$34.184	0
	2014	$34.184	$28.874	0
	2015	$28.874	$25.541	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.128	$29.874	5,946
	2007	$29.874	$24.232	6,009
	2008	$24.232	$14.718	4,853
	2009	$14.718	$18.545	3,883
	2010	$18.545	$23.555	3,829
	2011	$23.555	$24.407	3,065
	2012	$24.407	$27.671	3,058
	2013	$27.671	$27.609	3,065
	2014	$27.609	$35.041	3,022
	2015	$35.041	$35.022	2,741

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.904	$10.117	1,010
	2007	$10.117	$10.362	1,006
	2008	$10.362	$10.343	0
	2009	$10.343	$10.150	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.242	3,204
	2007	$10.242	$11.774	3,461
	2008	$11.774	$6.613	3,373
	2009	$6.613	$8.780	5,348
	2010	$8.780	$10.062	2,088
	2011	$10.062	$9.588	2,245
	2012	$9.588	$10.913	1,995
	2013	$10.913	$14.007	1,800
	2014	$14.007	$15.328	1,630
	2015	$15.328	$15.085	1,661

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.433	0
	2007	$10.433	$11.085	1,208
	2008	$11.085	$8.130	1,206
	2009	$8.130	$9.877	0
	2010	$9.877	$10.895	0
	2011	$10.895	$10.633	0
	2012	$10.633	$11.628	0
	2013	$11.628	$12.901	0
	2014	$12.901	$13.177	0
	2015	$13.177	$12.846	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.463	0
	2007	$10.463	$11.275	0
	2008	$11.275	$7.426	0
	2009	$7.426	$9.356	0
	2010	$9.356	$10.484	0
	2011	$10.484	$10.148	0
	2012	$10.148	$11.246	0
	2013	$11.246	$12.745	0
	2014	$12.745	$13.066	0
	2015	$13.066	$12.747	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.472	0
	2007	$10.472	$11.399	0
	2008	$11.399	$6.907	0
	2009	$6.907	$8.881	0
	2010	$8.881	$10.087	0
	2011	$10.087	$9.607	0
	2012	$9.607	$10.845	0
	2013	$10.845	$12.905	0
	2014	$12.905	$13.248	0
	2015	$13.248	$12.915	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.324	0
	2007	$10.324	$10.716	0
	2008	$10.716	$9.378	0
	2009	$9.378	$10.537	0
	2010	$10.537	$11.077	0
	2011	$11.077	$11.008	0
	2012	$11.008	$11.463	328
	2013	$11.463	$11.821	214
	2014	$11.821	$11.995	202
	2015	$11.995	$11.690	101

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.899	1,401

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.720	0
	2007	$9.720	$11.650	747
	2008	$11.650	$6.306	747
	2009	$6.306	$8.926	746
	2010	$8.926	$10.478	0
	2011	$10.478	$10.316	0
	2012	$10.316	$11.948	0
	2013	$11.948	$15.763	0
	2014	$15.763	$17.355	0
	2015	$17.355	$18.393	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.794	0
	2007	$10.794	$11.126	0
	2008	$11.126	$6.853	337
	2009	$6.853	$8.483	254
	2010	$8.483	$9.539	0
	2011	$9.539	$9.516	0
	2012	$9.516	$10.784	0
	2013	$10.784	$13.942	0
	2014	$13.942	$15.481	0
	2015	$15.481	$15.337	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.852	0
	2007	$9.852	$11.135	1,341
	2008	$11.135	$6.591	1,028
	2009	$6.591	$9.028	1,044
	2010	$9.028	$11.376	1,311
	2011	$11.376	$9.940	2,610
	2012	$9.940	$11.161	1,646
	2013	$11.161	$14.862	2,345
	2014	$14.862	$15.445	2,939
	2015	$15.445	$14.891	2,463

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.699	$16.821	23,133
	2007	$16.821	$15.874	13,494
	2008	$15.874	$10.090	13,281
	2009	$10.090	$12.515	10,199
	2010	$12.515	$14.312	8,763
	2011	$14.312	$14.365	7,615
	2012	$14.365	$15.801	9,890
	2013	$15.801	$20.071	6,569
	2014	$20.071	$21.469	5,657
	2015	$21.469	$20.850	5,627

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.164	$12.938	78,758
	2007	$12.938	$13.155	69,306
	2008	$13.155	$9.070	49,118
	2009	$9.070	$12.054	42,645
	2010	$12.054	$13.311	40,015
	2011	$13.311	$13.358	15,677
	2012	$13.358	$14.748	15,934
	2013	$14.748	$16.469	7,686
	2014	$16.469	$16.887	8,026
	2015	$16.887	$15.383	4,513

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.415	$11.321	14,996
	2007	$11.321	$11.786	22,996
	2008	$11.786	$7.562	14,804
	2009	$7.562	$9.616	12,933
	2010	$9.616	$10.517	12,423
	2011	$10.517	$10.153	12,997
	2012	$10.153	$11.181	11,399
	2013	$11.181	$14.097	10,403
	2014	$14.097	$15.538	9,331
	2015	$15.538	$16.085	8,701

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.989	5,078
	2007	$10.989	$12.045	7,573
	2008	$12.045	$8.446	4,015
	2009	$8.446	$10.208	5,860
	2010	$10.208	$11.201	2,446
	2011	$11.201	$10.654	2,350
	2012	$10.654	$11.836	2,052
	2013	$11.836	$14.804	1,810
	2014	$14.804	$15.338	1,599
	2015	$15.338	$14.484	1,393

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.143	$17.571	44,665
	2007	$17.571	$17.818	47,069
	2008	$17.818	$10.983	26,197
	2009	$10.983	$13.568	24,220
	2010	$13.568	$14.787	21,651
	2011	$14.787	$14.342	16,476
	2012	$14.342	$16.058	15,552
	2013	$16.058	$20.187	13,381
	2014	$20.187	$21.194	9,365
	2015	$21.194	$19.747	8,466

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.789	$21.543	8,967
	2007	$21.543	$20.610	9,265
	2008	$20.610	$13.530	7,475
	2009	$13.530	$17.127	7,454
	2010	$17.127	$21.524	4,338
	2011	$21.524	$20.303	4,239
	2012	$20.303	$23.557	3,879
	2013	$23.557	$31.455	3,628
	2014	$31.455	$31.005	3,538
	2015	$31.005	$28.143	3,421

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.406	$18.543	0
	2007	$18.543	$20.215	0
	2008	$20.215	$11.393	0
	2009	$11.393	$16.031	0
	2010	$16.031	$20.053	0
	2011	$20.053	$18.705	0
	2012	$18.705	$20.322	0
	2013	$20.322	$27.517	0
	2014	$27.517	$28.984	0
	2015	$28.984	$27.653	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.263	$10.463	11,777
	2007	$10.463	$10.931	11,176
	2008	$10.931	$11.527	25,377
	2009	$11.527	$11.647	36,735
	2010	$11.647	$12.019	14,099
	2011	$12.019	$12.449	9,112
	2012	$12.449	$12.431	8,064
	2013	$12.431	$11.911	5,393
	2014	$11.911	$12.069	5,221
	2015	$12.069	$11.885	192

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.706	$32.273	3,285
	2007	$32.273	$40.732	3,763
	2008	$40.732	$18.880	3,445
	2009	$18.880	$31.937	2,331
	2010	$31.937	$36.807	1,517
	2011	$36.807	$30.355	1,528
	2012	$30.355	$33.665	1,461
	2013	$33.665	$32.691	1,277
	2014	$32.691	$29.352	962
	2015	$29.352	$23.128	932

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$17.022	$20.262	24,787
	2007	$20.262	$22.926	24,647
	2008	$22.926	$13.396	15,074
	2009	$13.396	$17.994	10,646
	2010	$17.994	$19.118	8,693
	2011	$19.118	$16.746	7,685
	2012	$16.746	$19.404	5,027
	2013	$19.404	$23.387	4,876
	2014	$23.387	$20.370	3,442
	2015	$20.370	$18.668	3,312

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.739	$15.186	0
	2007	$15.186	$16.520	0
	2008	$16.520	$17.196	0
	2009	$17.196	$20.003	0
	2010	$20.003	$22.437	0
	2011	$22.437	$21.800	0
	2012	$21.800	$24.584	0
	2013	$24.584	$24.488	0
	2014	$24.488	$24.440	0
	2015	$24.440	$22.923	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.932	$13.008	10,921
	2007	$13.008	$14.869	9,585
	2008	$14.869	$7.415	9,289
	2009	$7.415	$12.039	8,693
	2010	$12.039	$14.108	4,572
	2011	$14.108	$12.944	4,148
	2012	$12.944	$14.385	4,104
	2013	$14.385	$19.710	3,896
	2014	$19.710	$20.896	3,442
	2015	$20.896	$21.453	3,391

Invesco V.I. American Value Fund - Series I
	2006	$12.412	$14.684	21,964
	2007	$14.684	$15.519	21,733
	2008	$15.519	$8.930	4,418
	2009	$8.930	$12.184	3,198
	2010	$12.184	$14.597	3,328
	2011	$14.597	$14.439	2,879
	2012	$14.439	$16.601	2,727
	2013	$16.601	$21.846	2,594
	2014	$21.846	$23.499	2,474
	2015	$23.499	$20.929	2,395

Invesco V.I. American Value Fund - Series II
	2006	$12.387	$14.645	4,178
	2007	$14.645	$15.464	4,814
	2008	$15.464	$8.878	4,029
	2009	$8.878	$12.109	3,218
	2010	$12.109	$14.501	3,003
	2011	$14.501	$14.330	3,273
	2012	$14.330	$16.442	3,330
	2013	$16.442	$21.584	764
	2014	$21.584	$23.159	744
	2015	$23.159	$20.574	770

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.544	$13.130	29,487
	2007	$13.130	$12.568	27,612
	2008	$12.568	$7.907	27,071
	2009	$7.907	$9.952	25,761
	2010	$9.952	$11.285	17,312
	2011	$11.285	$10.827	10,737
	2012	$10.827	$12.620	9,381
	2013	$12.620	$16.779	8,248
	2014	$16.779	$17.941	9,032
	2015	$17.941	$16.495	7,486

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.511	$12.702	6,746
	2007	$12.702	$12.866	7,502
	2008	$12.866	$9.750	6,906
	2009	$9.750	$11.705	4,427
	2010	$11.705	$12.852	3,383
	2011	$12.852	$12.433	2,665
	2012	$12.433	$13.695	4,298
	2013	$13.695	$16.762	674
	2014	$16.762	$17.869	654
	2015	$17.869	$17.061	493

Invesco V.I. Growth and Income Fund - Series II
	2006	$16.029	$18.220	38,312
	2007	$18.220	$18.306	36,924
	2008	$18.306	$12.163	16,054
	2009	$12.163	$14.794	15,716
	2010	$14.794	$16.268	15,036
	2011	$16.268	$15.584	14,350
	2012	$15.584	$17.465	12,096
	2013	$17.465	$22.898	11,127
	2014	$22.898	$24.679	8,567
	2015	$24.679	$23.386	8,249

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.088	$12.432	5,012
	2007	$12.432	$14.327	2,724
	2008	$14.327	$7.465	2,833
	2009	$7.465	$11.441	2,710
	2010	$11.441	$14.272	2,652
	2011	$14.272	$12.679	1,740
	2012	$12.679	$13.871	1,480
	2013	$13.871	$18.572	229
	2014	$18.572	$19.602	223
	2015	$19.602	$19.412	98

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.279	$11.015	9,999
	2007	$11.015	$11.463	9,841
	2008	$11.463	$9.265	9,311
	2009	$9.265	$12.196	9,490
	2010	$12.196	$13.425	4,623
	2011	$13.425	$13.735	4,885
	2012	$13.735	$15.148	4,522
	2013	$15.148	$16.060	4,951
	2014	$16.060	$16.425	5,583
	2015	$16.425	$15.852	4,419

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.427	$12.840	11,635
	2007	$12.840	$13.429	8,536
	2008	$13.429	$9.388	7,263
	2009	$9.388	$11.591	3,618
	2010	$11.591	$13.523	2,786
	2011	$13.523	$12.659	1,756
	2012	$12.659	$13.719	1,537
	2013	$13.719	$18.255	1,350
	2014	$18.255	$19.169	1,186
	2015	$19.169	$18.141	1,027

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.015	$12.662	15,410
	2007	$12.662	$12.835	17,301
	2008	$12.835	$7.998	16,008
	2009	$7.998	$9.320	14,438
	2010	$9.320	$10.725	13,626
	2011	$10.725	$9.873	13,394
	2012	$9.873	$10.845	13,012
	2013	$10.845	$14.446	13,982
	2014	$14.446	$15.242	13,698
	2015	$15.242	$14.511	13,416

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.417	$12.073	3,522
	2007	$12.073	$14.350	3,525
	2008	$14.350	$8.685	2,231
	2009	$8.685	$12.390	2,144
	2010	$12.390	$14.927	1,563
	2011	$14.927	$13.161	996
	2012	$13.161	$14.717	848
	2013	$14.717	$19.772	712
	2014	$19.772	$20.555	609
	2015	$20.555	$20.695	508

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.791	$12.971	18,926
	2007	$12.971	$12.785	19,789
	2008	$12.785	$7.599	16,315
	2009	$7.599	$9.430	12,857
	2010	$9.430	$11.593	12,344
	2011	$11.593	$10.907	6,821
	2012	$10.907	$12.244	5,404
	2013	$12.244	$15.639	3,692
	2014	$15.639	$17.094	3,460
	2015	$17.094	$16.120	3,365

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.172	$13.902	27,190
	2007	$13.902	$15.512	25,341
	2008	$15.512	$8.261	22,420
	2009	$8.261	$11.671	21,278
	2010	$11.671	$12.485	15,461
	2011	$12.485	$12.069	13,829
	2012	$12.069	$13.462	11,695
	2013	$13.462	$17.077	7,849
	2014	$17.077	$19.269	5,749
	2015	$19.269	$19.502	5,308

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.288	$15.525	14,679
	2007	$15.525	$15.745	4,615
	2008	$15.745	$8.701	4,477
	2009	$8.701	$10.369	4,421
	2010	$10.369	$11.452	3,991
	2011	$11.452	$11.267	3,924
	2012	$11.267	$12.379	2,618
	2013	$12.379	$13.690	69
	2014	$13.690	$14.493	69
	2015	$14.493	$14.285	68

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.130	$10.419	7,029
	2007	$10.419	$10.628	8,891
	2008	$10.628	$6.346	9,788
	2009	$6.346	$6.783	6,458
	2010	$6.783	$7.398	1,320
	2011	$7.398	$7.826	1,124
	2012	$7.826	$8.450	1,073
	2013	$8.450	$8.251	12,420
	2014	$8.251	$8.646	12,315
	2015	$8.646	$8.534	6,466

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.886	$15.991	6,272
	2007	$15.991	$16.617	6,129
	2008	$16.617	$8.271	5,990
	2009	$8.271	$10.722	5,444
	2010	$10.722	$13.363	4,943
	2011	$13.363	$13.207	4,924
	2012	$13.207	$15.036	4,884
	2013	$15.036	$19.987	3,720
	2014	$19.987	$20.671	1,591
	2015	$20.671	$21.546	1,581

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.502	$21.284	6,451
	2007	$21.284	$22.126	6,483
	2008	$22.126	$12.939	5,579
	2009	$12.939	$17.673	5,481
	2010	$17.673	$20.041	4,098
	2011	$20.041	$17.968	3,817
	2012	$17.968	$21.299	2,517
	2013	$21.299	$26.510	2,478
	2014	$26.510	$26.517	2,434
	2015	$26.517	$26.944	2,387

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.929	$13.589	82,707
	2007	$13.589	$14.589	36,810
	2008	$14.589	$12.227	37,134
	2009	$12.227	$14.190	32,847
	2010	$14.190	$15.962	27,788
	2011	$15.962	$15.747	26,885
	2012	$15.747	$17.462	29,854
	2013	$17.462	$17.052	28,548
	2014	$17.052	$17.129	27,162
	2015	$17.129	$16.370	26,276

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.777	$14.750	16,166
	2007	$14.750	$14.387	16,868
	2008	$14.387	$3.021	17,693
	2009	$3.021	$3.729	17,581
	2010	$3.729	$4.183	13,838
	2011	$4.183	$3.995	13,797
	2012	$3.995	$4.425	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.977	$15.722	55,495
	2007	$15.722	$16.047	19,774
	2008	$16.047	$9.652	17,859
	2009	$9.652	$12.109	16,715
	2010	$12.109	$13.746	15,456
	2011	$13.746	$13.431	11,694
	2012	$13.431	$15.349	10,038
	2013	$15.349	$19.773	6,785
	2014	$19.773	$21.396	6,011
	2015	$21.396	$21.621	5,625

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.380	$20.656	20,031
	2007	$20.656	$19.961	9,745
	2008	$19.961	$12.128	7,120
	2009	$12.128	$16.271	6,658
	2010	$16.271	$19.625	5,973
	2011	$19.625	$18.776	5,951
	2012	$18.776	$21.654	5,524
	2013	$21.654	$29.844	4,225
	2014	$29.844	$32.660	2,546
	2015	$32.660	$30.059	2,334

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.416	7,511
	2010	$12.416	$13.703	6,197
	2011	$13.703	$13.689	5,850
	2012	$13.689	$16.006	5,188
	2013	$16.006	$20.773	4,675
	2014	$20.773	$22.937	3,859
	2015	$22.937	$21.796	3,739

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.035	$14.299	21,721
	2007	$14.299	$14.147	24,341
	2008	$14.147	$8.219	10,588
	2009	$8.219	$10.119	9,516
	2010	$10.119	$10.992	8,636
	2011	$10.992	$11.072	8,100
	2012	$11.072	$12.211	7,021
	2013	$12.211	$14.134	4,841
	2014	$14.134	$15.332	4,763
	2015	$15.332	$14.857	5,759

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.910	$15.387	15,900
	2007	$15.387	$15.522	12,456
	2008	$15.522	$10.144	10,733
	2009	$10.144	$13.442	10,515
	2010	$13.442	$15.110	10,092
	2011	$15.110	$14.748	9,704
	2012	$14.748	$16.506	8,284
	2013	$16.506	$19.331	551
	2014	$19.331	$20.732	476
	2015	$20.732	$20.355	403

Putnam VT Global Health Care Fund - Class IB
	2006	$13.138	$13.237	1,178
	2007	$13.237	$12.895	267
	2008	$12.895	$10.480	266
	2009	$10.480	$12.942	264
	2010	$12.942	$12.998	0
	2011	$12.998	$12.590	0
	2012	$12.590	$15.086	0
	2013	$15.086	$20.947	0
	2014	$20.947	$26.205	0
	2015	$26.205	$27.684	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.791	$22.152	4,229
	2007	$22.152	$26.039	3,217
	2008	$26.039	$17.739	795
	2009	$17.739	$18.665	372
	2010	$18.665	$18.629	50
	2011	$18.629	$17.272	41
	2012	$17.272	$17.780	43
	2013	$17.780	$19.834	47
	2014	$19.834	$22.274	45
	2015	$22.274	$19.666	49

Putnam VT Growth and Income Fund - Class IB
	2006	$15.136	$17.196	52,294
	2007	$17.196	$15.835	38,371
	2008	$15.835	$9.514	22,441
	2009	$9.514	$12.104	19,715
	2010	$12.104	$13.569	17,283
	2011	$13.569	$12.682	13,452
	2012	$12.682	$14.808	12,052
	2013	$14.808	$19.691	9,349
	2014	$19.691	$21.371	8,751
	2015	$21.371	$19.369	6,053

Putnam VT High Yield Fund - Class IB
	2006	$14.579	$15.793	23,113
	2007	$15.793	$15.910	13,988
	2008	$15.910	$11.528	5,824
	2009	$11.528	$16.969	5,174
	2010	$16.969	$18.967	4,346
	2011	$18.967	$18.917	3,781
	2012	$18.917	$21.507	3,321
	2013	$21.507	$22.735	3,086
	2014	$22.735	$22.630	2,233
	2015	$22.630	$20.992	1,763

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.700	$10.962	98,943
	2007	$10.962	$11.304	48,140
	2008	$11.304	$8.428	19,124
	2009	$8.428	$12.115	25,578
	2010	$12.115	$13.046	23,457
	2011	$13.046	$13.426	19,204
	2012	$13.426	$14.572	17,569
	2013	$14.572	$14.549	14,035
	2014	$14.549	$15.181	11,737
	2015	$15.181	$14.661	10,984

Putnam VT International Equity Fund - Class IB
	2006	$16.724	$20.935	15,309
	2007	$20.935	$22.233	14,793
	2008	$22.233	$12.213	8,644
	2009	$12.213	$14.918	8,229
	2010	$14.918	$16.088	7,476
	2011	$16.088	$13.098	7,235
	2012	$13.098	$15.650	7,003
	2013	$15.650	$19.644	4,750
	2014	$19.644	$17.948	4,548
	2015	$17.948	$17.616	4,136

Putnam VT Investors Fund - Class IB
	2006	$15.263	$17.045	22,375
	2007	$17.045	$15.841	12,134
	2008	$15.841	$9.385	7,834
	2009	$9.385	$12.034	6,793
	2010	$12.034	$13.436	6,062
	2011	$13.436	$13.175	5,498
	2012	$13.175	$15.085	5,488
	2013	$15.085	$19.978	4,278
	2014	$19.978	$22.305	4,256
	2015	$22.305	$21.385	3,412

Putnam VT Money Market Fund - Class IB
	2006	$9.748	$9.974	79,677
	2007	$9.974	$10.242	25,064
	2008	$10.242	$10.296	23,399
	2009	$10.296	$10.112	23,755
	2010	$10.112	$9.915	23,127
	2011	$9.915	$9.719	19,782
	2012	$9.719	$9.526	19,959
	2013	$9.526	$9.337	19,618
	2014	$9.337	$9.152	34,068
	2015	$9.152	$8.971	15,700

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.698	$16.704	771
	2007	$16.704	$17.309	0
	2008	$17.309	$10.391	0
	2009	$10.391	$13.457	0
	2010	$13.457	$15.769	390
	2011	$15.769	$14.670	382
	2012	$14.670	$16.787	374
	2013	$16.787	$22.449	317
	2014	$22.449	$24.970	294
	2015	$24.970	$24.403	283

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.076	$19.417	31,054
	2007	$19.417	$18.098	9,686
	2008	$18.098	$9.798	8,408
	2009	$9.798	$9.221	0

Putnam VT Research Fund - Class IB
	2006	$14.179	$15.470	3,309
	2007	$15.470	$15.245	3,298
	2008	$15.245	$9.182	2,933
	2009	$9.182	$11.986	2,906
	2010	$11.986	$13.671	2,878
	2011	$13.671	$13.166	2,854
	2012	$13.166	$15.215	2,822
	2013	$15.215	$19.888	2,799
	2014	$19.888	$22.388	2,690
	2015	$22.388	$21.604	2,673

Putnam VT Vista Fund - Class IB
	2006	$17.292	$17.873	8,564
	2007	$17.873	$18.183	5,418
	2008	$18.183	$9.704	5,434
	2009	$9.704	$13.196	939
	2010	$13.196	$15.036	0

Putnam VT Voyager Fund - Class IB
	2006	$13.193	$13.634	22,361
	2007	$13.634	$14.099	20,262
	2008	$14.099	$8.701	12,506
	2009	$8.701	$13.977	9,769
	2010	$13.977	$16.548	9,176
	2011	$16.548	$13.324	10,013
	2012	$13.324	$14.917	10,067
	2013	$14.917	$21.013	8,880
	2014	$21.013	$22.596	9,071
	2015	$22.596	$20.793	6,624

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.416	$17.828	4,844
	2007	$17.828	$18.589	4,751
	2008	$18.589	$15.490	3,838
	2009	$15.490	$19.753	3,675
	2010	$19.753	$21.246	1,785
	2011	$21.246	$22.258	1,586
	2012	$22.258	$25.714	1,019
	2013	$25.714	$22.995	715
	2014	$22.995	$23.189	656
	2015	$23.189	$22.461	417

UIF Global Franchise Portfolio, Class II
	2006	$12.131	$14.447	10,213
	2007	$14.447	$15.543	10,342
	2008	$15.543	$10.825	10,339
	2009	$10.825	$13.746	7,574
	2010	$13.746	$15.365	7,441
	2011	$15.365	$16.423	3,188
	2012	$16.423	$18.605	2,971
	2013	$18.605	$21.820	2,715
	2014	$21.820	$22.350	1,471
	2015	$22.350	$23.264	1,462

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.174	$12.422	3,936
	2007	$12.422	$14.840	3,418
	2008	$14.840	$7.390	4,165
	2009	$7.390	$11.992	3,511
	2010	$11.992	$14.441	2,092
	2011	$14.441	$13.758	1,787
	2012	$13.758	$15.422	1,687
	2013	$15.422	$22.381	1,346
	2014	$22.381	$23.331	403
	2015	$23.331	$25.666	360

UIF Growth Portfolio, Class II
	2006	$12.121	$12.333	0
	2007	$12.333	$14.705	110
	2008	$14.705	$7.300	110
	2009	$7.300	$11.816	110
	2010	$11.816	$14.199	110
	2011	$14.199	$13.494	351
	2012	$13.494	$15.083	351
	2013	$15.083	$21.839	351
	2014	$21.839	$22.707	351
	2015	$22.707	$24.919	1,616

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.806	3,214
	2007	$9.806	$11.783	4,159
	2008	$11.783	$6.142	3,584
	2009	$6.142	$9.473	4,586
	2010	$9.473	$12.280	2,702
	2011	$12.280	$11.173	2,545
	2012	$11.173	$11.880	1,388
	2013	$11.880	$16.008	1,192
	2014	$16.008	$15.978	1,065
	2015	$15.978	$14.722	952

UIF Small Company Growth Portfolio, Class II
	2006	$17.487	$19.168	2,880
	2007	$19.168	$19.341	2,885
	2008	$19.341	$11.291	3,076
	2009	$11.291	$16.228	3,283
	2010	$16.228	$20.129	726
	2011	$20.129	$18.010	672
	2012	$18.010	$20.247	575
	2013	$20.247	$33.999	8
	2014	$33.999	$28.703	8
	2015	$28.703	$25.376	15

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.098	$29.818	16,730
	2007	$29.818	$24.174	16,898
	2008	$24.174	$14.676	6,298
	2009	$14.676	$18.482	4,460
	2010	$18.482	$23.463	3,298
	2011	$23.463	$24.299	3,197
	2012	$24.299	$27.535	3,040
	2013	$27.535	$27.459	2,803
	2014	$27.459	$34.833	2,560
	2015	$34.833	$34.796	2,483

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.894	$10.102	4,942
	2007	$10.102	$10.341	4,597
	2008	$10.341	$10.317	6,991
	2009	$10.317	$10.119	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.238	0
	2007	$10.238	$11.764	0
	2008	$11.764	$6.604	0
	2009	$6.604	$8.764	0
	2010	$8.764	$10.038	0
	2011	$10.038	$9.560	0
	2012	$9.560	$10.876	0
	2013	$10.876	$13.952	0
	2014	$13.952	$15.260	0
	2015	$15.260	$15.011	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.429	0
	2007	$10.429	$11.076	0
	2008	$11.076	$8.119	0
	2009	$8.119	$9.859	0
	2010	$9.859	$10.869	0
	2011	$10.869	$10.603	0
	2012	$10.603	$11.589	0
	2013	$11.589	$12.851	0
	2014	$12.851	$13.118	0
	2015	$13.118	$12.783	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.459	0
	2007	$10.459	$11.266	0
	2008	$11.266	$7.416	0
	2009	$7.416	$9.338	0
	2010	$9.338	$10.459	0
	2011	$10.459	$10.119	0
	2012	$10.119	$11.207	0
	2013	$11.207	$12.695	0
	2014	$12.695	$13.008	0
	2015	$13.008	$12.684	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.468	0
	2007	$10.468	$11.389	0
	2008	$11.389	$6.898	0
	2009	$6.898	$8.864	0
	2010	$8.864	$10.063	0
	2011	$10.063	$9.579	0
	2012	$9.579	$10.808	0
	2013	$10.808	$12.854	0
	2014	$12.854	$13.189	0
	2015	$13.189	$12.852	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.320	0
	2007	$10.320	$10.707	0
	2008	$10.707	$9.366	0
	2009	$9.366	$10.518	0
	2010	$10.518	$11.051	0
	2011	$11.051	$10.976	0
	2012	$10.976	$11.424	0
	2013	$11.424	$11.774	0
	2014	$11.774	$11.942	0
	2015	$11.942	$11.632	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.811	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.716	0
	2007	$9.716	$11.640	0
	2008	$11.640	$6.297	0
	2009	$6.297	$8.909	0
	2010	$8.909	$10.453	0
	2011	$10.453	$10.286	0
	2012	$10.286	$11.907	0
	2013	$11.907	$15.702	0
	2014	$15.702	$17.279	0
	2015	$17.279	$18.309	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.791	0
	2007	$10.791	$11.117	0
	2008	$11.117	$6.843	0
	2009	$6.843	$8.467	0
	2010	$8.467	$9.516	0
	2011	$9.516	$9.488	0
	2012	$9.488	$10.747	0
	2013	$10.747	$13.888	0
	2014	$13.888	$15.412	0
	2015	$15.412	$15.261	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.848	0
	2007	$9.848	$11.126	0
	2008	$11.126	$6.582	0
	2009	$6.582	$9.011	0
	2010	$9.011	$11.349	0
	2011	$11.349	$9.911	0
	2012	$9.911	$11.123	0
	2013	$11.123	$14.804	0
	2014	$14.804	$15.377	0
	2015	$15.377	$14.818	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.671	$16.781	0
	2007	$16.781	$15.827	0
	2008	$15.827	$10.055	0
	2009	$10.055	$12.465	0
	2010	$12.465	$14.248	0
	2011	$14.248	$14.294	0
	2012	$14.294	$15.714	0
	2013	$15.714	$19.951	0
	2014	$19.951	$21.330	0
	2015	$21.330	$20.704	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.154	$12.920	0
	2007	$12.920	$13.131	0
	2008	$13.131	$9.048	0
	2009	$9.048	$12.019	0
	2010	$12.019	$13.266	0
	2011	$13.266	$13.306	0
	2012	$13.306	$14.683	0
	2013	$14.683	$16.388	0
	2014	$16.388	$16.795	0
	2015	$16.795	$15.292	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.409	$11.308	2,445
	2007	$11.308	$11.766	2,425
	2008	$11.766	$7.546	2,454
	2009	$7.546	$9.590	2,431
	2010	$9.590	$10.483	2,431
	2011	$10.483	$10.115	2,427
	2012	$10.115	$11.134	2,423
	2013	$11.134	$14.030	2,374
	2014	$14.030	$15.457	2,334
	2015	$15.457	$15.993	514

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.985	0
	2007	$10.985	$12.034	0
	2008	$12.034	$8.434	0
	2009	$8.434	$10.189	0
	2010	$10.189	$11.174	0
	2011	$11.174	$10.623	0
	2012	$10.623	$11.796	0
	2013	$11.796	$14.746	0
	2014	$14.746	$15.270	0
	2015	$15.270	$14.412	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.114	$17.528	6,674
	2007	$17.528	$17.766	6,638
	2008	$17.766	$10.945	6,598
	2009	$10.945	$13.515	6,538
	2010	$13.515	$14.721	4,804
	2011	$14.721	$14.271	2,937
	2012	$14.271	$15.971	673
	2013	$15.971	$20.066	190
	2014	$20.066	$21.057	0
	2015	$21.057	$19.609	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.753	$21.491	156
	2007	$21.491	$20.549	167
	2008	$20.549	$13.483	176
	2009	$13.483	$17.059	170
	2010	$17.059	$21.428	150
	2011	$21.428	$20.202	156
	2012	$20.202	$23.428	149
	2013	$23.428	$31.267	131
	2014	$31.267	$30.804	138
	2015	$30.804	$27.946	147

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.372	$18.498	0
	2007	$18.498	$20.156	0
	2008	$20.156	$11.353	0
	2009	$11.353	$15.968	0
	2010	$15.968	$19.964	0
	2011	$19.964	$18.613	0
	2012	$18.613	$20.210	0
	2013	$20.210	$27.352	0
	2014	$27.352	$28.796	0
	2015	$28.796	$27.459	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.254	$10.449	923
	2007	$10.449	$10.911	919
	2008	$10.911	$11.500	914
	2009	$11.500	$11.614	909
	2010	$11.614	$11.978	905
	2011	$11.978	$12.401	900
	2012	$12.401	$12.376	896
	2013	$12.376	$11.853	892
	2014	$11.853	$12.004	889
	2015	$12.004	$11.815	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.657	$32.195	2,889
	2007	$32.195	$40.613	2,873
	2008	$40.613	$18.815	2,856
	2009	$18.815	$31.811	2,830
	2010	$31.811	$36.643	2,079
	2011	$36.643	$30.204	1,271
	2012	$30.204	$33.481	291
	2013	$33.481	$32.495	82
	2014	$32.495	$29.161	0
	2015	$29.161	$22.966	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.989	$20.213	166
	2007	$20.213	$22.859	150
	2008	$22.859	$13.350	174
	2009	$13.350	$17.922	165
	2010	$17.922	$19.033	171
	2011	$19.033	$16.663	189
	2012	$16.663	$19.298	181
	2013	$19.298	$23.247	176
	2014	$23.247	$20.237	212
	2015	$20.237	$18.537	222

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.713	$15.149	0
	2007	$15.149	$16.471	0
	2008	$16.471	$17.137	0
	2009	$17.137	$19.924	0
	2010	$19.924	$22.337	0
	2011	$22.337	$21.692	0
	2012	$21.692	$24.450	0
	2013	$24.450	$24.341	0
	2014	$24.341	$24.282	0
	2015	$24.282	$22.763	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.907	$12.976	0
	2007	$12.976	$14.826	0
	2008	$14.826	$7.390	0
	2009	$7.390	$11.991	0
	2010	$11.991	$14.045	0
	2011	$14.045	$12.880	0
	2012	$12.880	$14.307	0
	2013	$14.307	$19.592	0
	2014	$19.592	$20.760	0
	2015	$20.760	$21.303	0

Invesco V.I. American Value Fund - Series I
	2006	$12.402	$14.664	0
	2007	$14.664	$15.490	0
	2008	$15.490	$8.909	0
	2009	$8.909	$12.149	0
	2010	$12.149	$14.548	0
	2011	$14.548	$14.383	0
	2012	$14.383	$16.527	0
	2013	$16.527	$21.738	0
	2014	$21.738	$23.371	0
	2015	$23.371	$20.805	0

Invesco V.I. American Value Fund - Series II
	2006	$12.377	$14.626	0
	2007	$14.626	$15.435	0
	2008	$15.435	$8.857	0
	2009	$8.857	$12.074	0
	2010	$12.074	$14.451	0
	2011	$14.451	$14.274	0
	2012	$14.274	$16.370	0
	2013	$16.370	$21.477	0
	2014	$21.477	$23.033	0
	2015	$23.033	$20.452	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.534	$13.112	256
	2007	$13.112	$12.544	273
	2008	$12.544	$7.889	298
	2009	$7.889	$9.923	294
	2010	$9.923	$11.246	288
	2011	$11.246	$10.785	292
	2012	$10.785	$12.564	278
	2013	$12.564	$16.696	246
	2014	$16.696	$17.844	238
	2015	$17.844	$16.397	251

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.501	$12.684	0
	2007	$12.684	$12.842	0
	2008	$12.842	$9.726	0
	2009	$9.726	$11.671	0
	2010	$11.671	$12.808	0
	2011	$12.808	$12.384	0
	2012	$12.384	$13.634	0
	2013	$13.634	$16.680	0
	2014	$16.680	$17.772	0
	2015	$17.772	$16.959	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.998	$18.176	6,618
	2007	$18.176	$18.253	6,586
	2008	$18.253	$12.121	6,554
	2009	$12.121	$14.736	6,500
	2010	$14.736	$16.196	4,830
	2011	$16.196	$15.507	3,034
	2012	$15.507	$17.369	849
	2013	$17.369	$22.761	363
	2014	$22.761	$24.518	173
	2015	$24.518	$23.223	177

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.078	$12.415	0
	2007	$12.415	$14.300	0
	2008	$14.300	$7.447	0
	2009	$7.447	$11.408	0
	2010	$11.408	$14.224	0
	2011	$14.224	$12.630	0
	2012	$12.630	$13.810	0
	2013	$13.810	$18.480	0
	2014	$18.480	$19.496	0
	2015	$19.496	$19.297	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.273	$11.003	305
	2007	$11.003	$11.444	299
	2008	$11.444	$9.244	251
	2009	$9.244	$12.163	242
	2010	$12.163	$13.382	242
	2011	$13.382	$13.685	230
	2012	$13.685	$15.085	231
	2013	$15.085	$15.985	256
	2014	$15.985	$16.339	263
	2015	$16.339	$15.761	263

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.420	$12.826	1,716
	2007	$12.826	$13.407	1,709
	2008	$13.407	$9.368	1,699
	2009	$9.368	$11.560	1,690
	2010	$11.560	$13.480	1,681
	2011	$13.480	$12.612	1,673
	2012	$12.612	$13.662	1,665
	2013	$13.662	$18.169	1,658
	2014	$18.169	$19.069	1,652
	2015	$19.069	$18.037	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.008	$12.647	0
	2007	$12.647	$12.814	0
	2008	$12.814	$7.980	0
	2009	$7.980	$9.295	0
	2010	$9.295	$10.691	0
	2011	$10.691	$9.836	0
	2012	$9.836	$10.800	0
	2013	$10.800	$14.378	0
	2014	$14.378	$15.162	0
	2015	$15.162	$14.427	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.409	$12.060	0
	2007	$12.060	$14.326	0
	2008	$14.326	$8.666	0
	2009	$8.666	$12.357	0
	2010	$12.357	$14.880	0
	2011	$14.880	$13.112	0
	2012	$13.112	$14.655	0
	2013	$14.655	$19.679	0
	2014	$19.679	$20.448	0
	2015	$20.448	$20.576	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.784	$12.956	675
	2007	$12.956	$12.764	683
	2008	$12.764	$7.582	725
	2009	$7.582	$9.405	719
	2010	$9.405	$11.556	687
	2011	$11.556	$10.866	695
	2012	$10.866	$12.192	690
	2013	$12.192	$15.565	666
	2014	$15.565	$17.005	650
	2015	$17.005	$16.027	257

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.154	$13.876	3,697
	2007	$13.876	$15.475	3,657
	2008	$15.475	$8.237	3,700
	2009	$8.237	$11.632	3,635
	2010	$11.632	$12.437	2,746
	2011	$12.437	$12.016	1,782
	2012	$12.016	$13.395	609
	2013	$13.395	$16.984	340
	2014	$16.984	$19.154	222
	2015	$19.154	$19.377	212

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.261	$15.487	3,182
	2007	$15.487	$15.699	3,164
	2008	$15.699	$8.671	3,145
	2009	$8.671	$10.328	3,117
	2010	$10.328	$11.401	2,290
	2011	$11.401	$11.211	1,400
	2012	$11.211	$12.311	321
	2013	$12.311	$13.608	91
	2014	$13.608	$14.399	0
	2015	$14.399	$14.185	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.124	$10.407	934
	2007	$10.407	$10.611	930
	2008	$10.611	$6.333	924
	2009	$6.333	$6.765	920
	2010	$6.765	$7.374	915
	2011	$7.374	$7.797	910
	2012	$7.797	$8.415	906
	2013	$8.415	$8.212	903
	2014	$8.212	$8.601	899
	2015	$8.601	$8.485	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.855	$15.952	0
	2007	$15.952	$16.568	0
	2008	$16.568	$8.243	0
	2009	$8.243	$10.679	0
	2010	$10.679	$13.303	0
	2011	$13.303	$13.141	0
	2012	$13.141	$14.954	0
	2013	$14.954	$19.867	0
	2014	$19.867	$20.537	0
	2015	$20.537	$21.395	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.467	$21.232	0
	2007	$21.232	$22.062	0
	2008	$22.062	$12.895	0
	2009	$12.895	$17.603	0
	2010	$17.603	$19.952	0
	2011	$19.952	$17.879	0
	2012	$17.879	$21.183	0
	2013	$21.183	$26.352	0
	2014	$26.352	$26.345	0
	2015	$26.345	$26.755	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.904	$13.556	496
	2007	$13.556	$14.546	471
	2008	$14.546	$12.185	380
	2009	$12.185	$14.134	416
	2010	$14.134	$15.891	409
	2011	$15.891	$15.669	402
	2012	$15.669	$17.367	402
	2013	$17.367	$16.950	483
	2014	$16.950	$17.018	505
	2015	$17.018	$16.255	511

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.751	$14.714	0
	2007	$14.714	$14.345	0
	2008	$14.345	$3.011	0
	2009	$3.011	$3.715	0
	2010	$3.715	$4.164	0
	2011	$4.164	$3.975	0
	2012	$3.975	$4.401	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.951	$15.684	643
	2007	$15.684	$16.000	642
	2008	$16.000	$9.619	734
	2009	$9.619	$12.061	725
	2010	$12.061	$13.685	710
	2011	$13.685	$13.364	707
	2012	$13.364	$15.265	685
	2013	$15.265	$19.655	627
	2014	$19.655	$21.257	600
	2015	$21.257	$21.470	574

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.345	$20.606	3,225
	2007	$20.606	$19.903	3,218
	2008	$19.903	$12.087	3,226
	2009	$12.087	$16.207	3,179
	2010	$16.207	$19.537	2,369
	2011	$19.537	$18.683	1,516
	2012	$18.683	$21.535	471
	2013	$21.535	$29.666	226
	2014	$29.666	$32.448	131
	2015	$32.448	$29.849	138

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.367	1,652
	2010	$12.367	$13.642	1,644
	2011	$13.642	$13.621	1,628
	2012	$13.621	$15.918	219
	2013	$15.918	$20.649	199
	2014	$20.649	$22.788	187
	2015	$22.788	$21.644	190

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$13.010	$14.264	3,351
	2007	$14.264	$14.105	3,333
	2008	$14.105	$8.190	3,313
	2009	$8.190	$10.079	3,283
	2010	$10.079	$10.943	2,412
	2011	$10.943	$11.017	1,475
	2012	$11.017	$12.144	338
	2013	$12.144	$14.049	95
	2014	$14.049	$15.232	0
	2015	$15.232	$14.753	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.883	$15.350	695
	2007	$15.350	$15.477	692
	2008	$15.477	$10.109	688
	2009	$10.109	$13.389	685
	2010	$13.389	$15.043	681
	2011	$15.043	$14.675	678
	2012	$14.675	$16.416	675
	2013	$16.416	$19.216	672
	2014	$19.216	$20.598	669
	2015	$20.598	$20.212	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.113	$13.205	3,497
	2007	$13.205	$12.857	3,478
	2008	$12.857	$10.444	3,458
	2009	$10.444	$12.891	3,426
	2010	$12.891	$12.940	2,517
	2011	$12.940	$12.527	1,539
	2012	$12.527	$15.004	353
	2013	$15.004	$20.822	100
	2014	$20.822	$26.035	0
	2015	$26.035	$27.490	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.757	$22.099	0
	2007	$22.099	$25.963	0
	2008	$25.963	$17.678	0
	2009	$17.678	$18.591	0
	2010	$18.591	$18.546	0
	2011	$18.546	$17.186	0
	2012	$17.186	$17.683	0
	2013	$17.683	$19.716	0
	2014	$19.716	$22.129	0
	2015	$22.129	$19.528	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.107	$17.155	619
	2007	$17.155	$15.788	616
	2008	$15.788	$9.481	610
	2009	$9.481	$12.056	606
	2010	$12.056	$13.508	602
	2011	$13.508	$12.619	597
	2012	$12.619	$14.727	0
	2013	$14.727	$19.574	0
	2014	$19.574	$21.232	0
	2015	$21.232	$19.233	0

Putnam VT High Yield Fund - Class IB
	2006	$14.551	$15.755	1,236
	2007	$15.755	$15.863	1,230
	2008	$15.863	$11.488	1,220
	2009	$11.488	$16.902	1,212
	2010	$16.902	$18.882	1,204
	2011	$18.882	$18.823	1,196
	2012	$18.823	$21.390	316
	2013	$21.390	$22.599	315
	2014	$22.599	$22.483	313
	2015	$22.483	$20.846	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.680	$10.936	4,604
	2007	$10.936	$11.271	1,739
	2008	$11.271	$8.399	1,675
	2009	$8.399	$12.067	1,601
	2010	$12.067	$12.988	1,606
	2011	$12.988	$13.360	1,569
	2012	$13.360	$14.492	481
	2013	$14.492	$14.462	565
	2014	$14.462	$15.082	570
	2015	$15.082	$14.559	569

Putnam VT International Equity Fund - Class IB
	2006	$16.692	$20.885	1,840
	2007	$20.885	$22.168	1,831
	2008	$22.168	$12.171	1,818
	2009	$12.171	$14.860	1,806
	2010	$14.860	$16.016	1,796
	2011	$16.016	$13.033	1,785
	2012	$13.033	$15.564	856
	2013	$15.564	$19.527	853
	2014	$19.527	$17.832	849
	2015	$17.832	$17.493	0

Putnam VT Investors Fund - Class IB
	2006	$15.234	$17.003	0
	2007	$17.003	$15.794	0
	2008	$15.794	$9.353	0
	2009	$9.353	$11.986	0
	2010	$11.986	$13.376	0
	2011	$13.376	$13.109	0
	2012	$13.109	$15.003	0
	2013	$15.003	$19.859	0
	2014	$19.859	$22.160	0
	2015	$22.160	$21.236	0

Putnam VT Money Market Fund - Class IB
	2006	$9.729	$9.950	1,158
	2007	$9.950	$10.212	1,152
	2008	$10.212	$10.261	929
	2009	$10.261	$10.072	1,060
	2010	$10.072	$9.870	1,129
	2011	$9.870	$9.671	1,122
	2012	$9.671	$9.474	1,205
	2013	$9.474	$9.282	6,903
	2014	$9.282	$9.093	1,409
	2015	$9.093	$8.908	931

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.668	$16.663	0
	2007	$16.663	$17.258	0
	2008	$17.258	$10.355	0
	2009	$10.355	$13.404	0
	2010	$13.404	$15.699	0
	2011	$15.699	$14.597	0
	2012	$14.597	$16.695	0
	2013	$16.695	$22.315	0
	2014	$22.315	$24.808	0
	2015	$24.808	$24.232	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.043	$19.370	1,621
	2007	$19.370	$18.045	1,629
	2008	$18.045	$9.765	1,667
	2009	$9.765	$9.189	0

Putnam VT Research Fund - Class IB
	2006	$14.152	$15.432	0
	2007	$15.432	$15.200	0
	2008	$15.200	$9.150	0
	2009	$9.150	$11.938	0
	2010	$11.938	$13.610	0
	2011	$13.610	$13.100	0
	2012	$13.100	$15.132	0
	2013	$15.132	$19.769	0
	2014	$19.769	$22.243	0
	2015	$22.243	$21.453	0

Putnam VT Vista Fund - Class IB
	2006	$17.259	$17.830	0
	2007	$17.830	$18.129	0
	2008	$18.129	$9.671	0
	2009	$9.671	$13.144	0
	2010	$13.144	$14.971	0

Putnam VT Voyager Fund - Class IB
	2006	$13.168	$13.601	1,285
	2007	$13.601	$14.058	1,278
	2008	$14.058	$8.671	1,267
	2009	$8.671	$13.922	1,257
	2010	$13.922	$16.474	1,249
	2011	$16.474	$13.258	1,240
	2012	$13.258	$14.835	0
	2013	$14.835	$20.887	0
	2014	$20.887	$22.450	0
	2015	$22.450	$20.647	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.385	$17.785	0
	2007	$17.785	$18.535	0
	2008	$18.535	$15.437	0
	2009	$15.437	$19.675	0
	2010	$19.675	$21.152	0
	2011	$21.152	$22.148	0
	2012	$22.148	$25.573	0
	2013	$25.573	$22.858	0
	2014	$22.858	$23.039	0
	2015	$23.039	$22.304	0

UIF Global Franchise Portfolio, Class II
	2006	$12.118	$14.425	0
	2007	$14.425	$15.511	0
	2008	$15.511	$10.797	0
	2009	$10.797	$13.704	0
	2010	$13.704	$15.310	0
	2011	$15.310	$16.356	0
	2012	$16.356	$18.519	0
	2013	$18.519	$21.709	0
	2014	$21.709	$22.225	0
	2015	$22.225	$23.122	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.164	$12.405	0
	2007	$12.405	$14.813	0
	2008	$14.813	$7.373	0
	2009	$7.373	$11.957	0
	2010	$11.957	$14.391	0
	2011	$14.391	$13.704	0
	2012	$13.704	$15.354	0
	2013	$15.354	$22.271	0
	2014	$22.271	$23.205	0
	2015	$23.205	$25.513	0

UIF Growth Portfolio, Class II
	2006	$12.111	$12.316	0
	2007	$12.316	$14.677	0
	2008	$14.677	$7.282	0
	2009	$7.282	$11.781	0
	2010	$11.781	$14.151	0
	2011	$14.151	$13.441	0
	2012	$13.441	$15.017	0
	2013	$15.017	$21.731	0
	2014	$21.731	$22.584	0
	2015	$22.584	$24.771	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.803	0
	2007	$9.803	$11.773	0
	2008	$11.773	$6.133	0
	2009	$6.133	$9.455	0
	2010	$9.455	$12.251	0
	2011	$12.251	$11.140	0
	2012	$11.140	$11.839	0
	2013	$11.839	$15.945	0
	2014	$15.945	$15.907	0
	2015	$15.907	$14.649	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.463	$19.132	0
	2007	$19.132	$19.295	0
	2008	$19.295	$11.258	0
	2009	$11.258	$16.173	0
	2010	$16.173	$20.051	0
	2011	$20.051	$17.930	0
	2012	$17.930	$20.147	0
	2013	$20.147	$33.814	0
	2014	$33.814	$28.532	0
	2015	$28.532	$25.213	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.055	$29.746	0
	2007	$29.746	$24.103	0
	2008	$24.103	$14.625	0
	2009	$14.625	$18.409	0
	2010	$18.409	$23.358	0
	2011	$23.358	$24.178	0
	2012	$24.178	$27.384	0
	2013	$27.384	$27.295	0
	2014	$27.295	$34.607	0
	2015	$34.607	$34.553	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.884	$10.086	0
	2007	$10.086	$10.320	0
	2008	$10.320	$10.290	0
	2009	$10.290	$10.089	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

Mortality & Expense = 1.9

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.235	0
	2007	$10.235	$11.754	0
	2008	$11.754	$6.595	2,125
	2009	$6.595	$8.747	3,810
	2010	$8.747	$10.014	2,004
	2011	$10.014	$9.532	7,051
	2012	$9.532	$10.839	1,988
	2013	$10.839	$13.897	1,989
	2014	$13.897	$15.193	153
	2015	$15.193	$14.937	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.426	0
	2007	$10.426	$11.066	0
	2008	$11.066	$8.108	0
	2009	$8.108	$9.840	9,466
	2010	$9.840	$10.843	9,406
	2011	$10.843	$10.572	9,350
	2012	$10.572	$11.549	9,293
	2013	$11.549	$12.800	2,387
	2014	$12.800	$13.061	77
	2015	$13.061	$12.720	63

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.455	0
	2007	$10.455	$11.256	0
	2008	$11.256	$7.406	2,954
	2009	$7.406	$9.321	3,125
	2010	$9.321	$10.434	3,261
	2011	$10.434	$10.089	3,382
	2012	$10.089	$11.169	3,484
	2013	$11.169	$12.646	3,586
	2014	$12.646	$12.950	3,675
	2015	$12.950	$12.622	3,761

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.464	0
	2007	$10.464	$11.380	0
	2008	$11.380	$6.888	0
	2009	$6.888	$8.847	0
	2010	$8.847	$10.039	0
	2011	$10.039	$9.552	0
	2012	$9.552	$10.771	0
	2013	$10.771	$12.804	0
	2014	$12.804	$13.131	0
	2015	$13.131	$12.789	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.317	0
	2007	$10.317	$10.698	0
	2008	$10.698	$9.353	0
	2009	$9.353	$10.498	0
	2010	$10.498	$11.024	0
	2011	$11.024	$10.944	0
	2012	$10.944	$11.386	0
	2013	$11.386	$11.728	0
	2014	$11.728	$11.890	0
	2015	$11.890	$11.575	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.723	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.713	0
	2007	$9.713	$11.630	7,981
	2008	$11.630	$6.289	8,981
	2009	$6.289	$8.893	6,275
	2010	$8.893	$10.428	3,273
	2011	$10.428	$10.257	8,194
	2012	$10.257	$11.867	0
	2013	$11.867	$15.640	0
	2014	$15.640	$17.202	0
	2015	$17.202	$18.225	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.787	0
	2007	$10.787	$11.107	0
	2008	$11.107	$6.834	7,561
	2009	$6.834	$8.451	8,253
	2010	$8.451	$9.493	8,776
	2011	$9.493	$9.461	9,161
	2012	$9.461	$10.711	17,468
	2013	$10.711	$13.833	14,310
	2014	$13.833	$15.344	160
	2015	$15.344	$15.186	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.845	0
	2007	$9.845	$11.116	2,834
	2008	$11.116	$6.573	775
	2009	$6.573	$8.994	3,150
	2010	$8.994	$11.322	6,520
	2011	$11.322	$9.883	1,607
	2012	$9.883	$11.085	1,597
	2013	$11.085	$14.746	1,589
	2014	$14.746	$15.309	442
	2015	$15.309	$14.745	439

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.647	$16.745	52,632
	2007	$16.745	$15.785	37,088
	2008	$15.785	$10.023	30,862
	2009	$10.023	$12.420	22,896
	2010	$12.420	$14.188	21,941
	2011	$14.188	$14.227	16,930
	2012	$14.227	$15.632	15,259
	2013	$15.632	$19.837	14,194
	2014	$19.837	$21.197	3,534
	2015	$21.197	$20.565	3,306

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.145	$12.903	0
	2007	$12.903	$13.106	0
	2008	$13.106	$9.027	917
	2009	$9.027	$11.984	3,517
	2010	$11.984	$13.221	4,761
	2011	$13.221	$13.254	4,939
	2012	$13.254	$14.618	3,015
	2013	$14.618	$16.308	2,885
	2014	$16.308	$16.704	1,886
	2015	$16.704	$15.201	1,805

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.402	$11.295	5,442
	2007	$11.295	$11.747	9,443
	2008	$11.747	$7.530	6,668
	2009	$7.530	$9.564	6,433
	2010	$9.564	$10.450	6,243
	2011	$10.450	$10.078	5,917
	2012	$10.078	$11.087	5,689
	2013	$11.087	$13.964	5,391
	2014	$13.964	$15.376	3,372
	2015	$15.376	$15.901	2,974

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.981	0
	2007	$10.981	$12.024	0
	2008	$12.024	$8.423	3,172
	2009	$8.423	$10.169	2,568
	2010	$10.169	$11.148	946
	2011	$11.148	$10.592	941
	2012	$10.592	$11.756	936
	2013	$11.756	$14.689	931
	2014	$14.689	$15.203	0
	2015	$15.203	$14.341	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.089	$17.490	12,785
	2007	$17.490	$17.719	11,348
	2008	$17.719	$10.910	13,983
	2009	$10.910	$13.465	13,587
	2010	$13.465	$14.660	11,656
	2011	$14.660	$14.204	10,084
	2012	$14.204	$15.887	8,202
	2013	$15.887	$19.952	7,589
	2014	$19.952	$20.926	1,685
	2015	$20.926	$19.477	1,519

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.722	$21.445	17,351
	2007	$21.445	$20.495	12,647
	2008	$20.495	$13.440	11,893
	2009	$13.440	$16.996	10,386
	2010	$16.996	$21.338	8,837
	2011	$21.338	$20.107	9,537
	2012	$20.107	$23.306	7,903
	2013	$23.306	$31.088	9,216
	2014	$31.088	$30.612	4,220
	2015	$30.612	$27.758	3,964

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.344	$18.459	1,965
	2007	$18.459	$20.102	1,601
	2008	$20.102	$11.317	1,622
	2009	$11.317	$15.909	1,012
	2010	$15.909	$19.880	962
	2011	$19.880	$18.525	938
	2012	$18.525	$20.105	884
	2013	$20.105	$27.196	506
	2014	$27.196	$28.617	210
	2015	$28.617	$27.275	209

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.245	$10.435	125
	2007	$10.435	$10.891	133
	2008	$10.891	$11.472	3,982
	2009	$11.472	$11.580	1,502
	2010	$11.580	$11.937	1,727
	2011	$11.937	$12.352	1,646
	2012	$12.352	$12.322	1,559
	2013	$12.322	$11.794	1,505
	2014	$11.794	$11.938	1,422
	2015	$11.938	$11.744	1,333

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.615	$32.126	5,144
	2007	$32.126	$40.505	7,701
	2008	$40.505	$18.755	7,085
	2009	$18.755	$31.694	6,471
	2010	$31.694	$36.489	5,689
	2011	$36.489	$30.063	4,661
	2012	$30.063	$33.307	4,595
	2013	$33.307	$32.310	3,657
	2014	$32.310	$28.980	90
	2015	$28.980	$22.812	95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.961	$20.170	26,140
	2007	$20.170	$22.798	17,323
	2008	$22.798	$13.308	13,492
	2009	$13.308	$17.857	10,415
	2010	$17.857	$18.954	6,060
	2011	$18.954	$16.584	5,264
	2012	$16.584	$19.197	5,384
	2013	$19.197	$23.114	5,602
	2014	$23.114	$20.112	674
	2015	$20.112	$18.413	530

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.690	$15.117	2,023
	2007	$15.117	$16.428	2,011
	2008	$16.428	$17.083	2,077
	2009	$17.083	$19.850	0
	2010	$19.850	$22.244	0
	2011	$22.244	$21.590	0
	2012	$21.590	$24.323	0
	2013	$24.323	$24.203	0
	2014	$24.203	$24.131	0
	2015	$24.131	$22.610	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.886	$12.948	2,756
	2007	$12.948	$14.786	2,672
	2008	$14.786	$7.366	2,440
	2009	$7.366	$11.947	2,303
	2010	$11.947	$13.986	2,253
	2011	$13.986	$12.819	2,230
	2012	$12.819	$14.232	2,201
	2013	$14.232	$19.480	2,076
	2014	$19.480	$20.631	2,009
	2015	$20.631	$21.160	1,986

Invesco V.I. American Value Fund - Series I
	2006	$12.391	$14.644	21,062
	2007	$14.644	$15.461	14,968
	2008	$15.461	$8.887	10,228
	2009	$8.887	$12.113	10,357
	2010	$12.113	$14.498	8,327
	2011	$14.498	$14.327	8,261
	2012	$14.327	$16.454	13,297
	2013	$16.454	$21.631	10,517
	2014	$21.631	$23.244	5,791
	2015	$23.244	$20.681	5,705

Invesco V.I. American Value Fund - Series II
	2006	$12.366	$14.606	0
	2007	$14.606	$15.406	0
	2008	$15.406	$8.836	0
	2009	$8.836	$12.039	0
	2010	$12.039	$14.402	0
	2011	$14.402	$14.218	0
	2012	$14.218	$16.297	0
	2013	$16.297	$21.372	0
	2014	$21.372	$22.908	0
	2015	$22.908	$20.330	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.524	$13.094	5,983
	2007	$13.094	$12.521	5,060
	2008	$12.521	$7.870	5,251
	2009	$7.870	$9.894	4,947
	2010	$9.894	$11.208	4,659
	2011	$11.208	$10.743	4,346
	2012	$10.743	$12.509	4,076
	2013	$12.509	$16.614	4,589
	2014	$16.614	$17.747	3,591
	2015	$17.747	$16.300	3,411

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.492	$12.667	1,208
	2007	$12.667	$12.818	3,588
	2008	$12.818	$9.703	0
	2009	$9.703	$11.637	0
	2010	$11.637	$12.765	0
	2011	$12.765	$12.336	0
	2012	$12.336	$13.574	0
	2013	$13.574	$16.598	0
	2014	$16.598	$17.676	0
	2015	$17.676	$16.859	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.972	$18.137	18,819
	2007	$18.137	$18.204	19,225
	2008	$18.204	$12.082	19,382
	2009	$12.082	$14.682	16,916
	2010	$14.682	$16.128	13,454
	2011	$16.128	$15.434	13,035
	2012	$15.434	$17.279	12,995
	2013	$17.279	$22.631	10,438
	2014	$22.631	$24.366	5,677
	2015	$24.366	$23.066	5,216

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.068	$12.398	21,136
	2007	$12.398	$14.274	9,231
	2008	$14.274	$7.430	4,504
	2009	$7.430	$11.375	2,973
	2010	$11.375	$14.175	2,466
	2011	$14.175	$12.581	2,400
	2012	$12.581	$13.749	2,268
	2013	$13.749	$18.389	1,747
	2014	$18.389	$19.390	699
	2015	$19.390	$19.182	616

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.266	$10.990	1,229
	2007	$10.990	$11.425	2,560
	2008	$11.425	$9.224	3,019
	2009	$9.224	$12.131	3,048
	2010	$12.131	$13.340	4,270
	2011	$13.340	$13.634	3,863
	2012	$13.634	$15.021	4,191
	2013	$15.021	$15.910	4,263
	2014	$15.910	$16.254	2,092
	2015	$16.254	$15.671	2,196

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.413	$12.811	1,004
	2007	$12.811	$13.385	1,779
	2008	$13.385	$9.348	1,970
	2009	$9.348	$11.529	2,076
	2010	$11.529	$13.437	2,146
	2011	$13.437	$12.566	2,199
	2012	$12.566	$13.604	2,260
	2013	$13.604	$18.083	2,303
	2014	$18.083	$18.970	791
	2015	$18.970	$17.933	769

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$11.001	$12.633	484
	2007	$12.633	$12.793	2,882
	2008	$12.793	$7.963	1,386
	2009	$7.963	$9.270	1,050
	2010	$9.270	$10.657	1,041
	2011	$10.657	$9.800	1,005
	2012	$9.800	$10.754	928
	2013	$10.754	$14.310	773
	2014	$14.310	$15.083	707
	2015	$15.083	$14.345	668

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.402	$12.046	536
	2007	$12.046	$14.302	7,189
	2008	$14.302	$8.648	7,657
	2009	$8.648	$12.324	5,018
	2010	$12.324	$14.832	1
	2011	$14.832	$13.064	1
	2012	$13.064	$14.594	1
	2013	$14.594	$19.587	0
	2014	$19.587	$20.341	0
	2015	$20.341	$20.458	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.776	$12.941	4,627
	2007	$12.941	$12.743	6,918
	2008	$12.743	$7.566	3,669
	2009	$7.566	$9.379	3,456
	2010	$9.379	$11.519	3,635
	2011	$11.519	$10.826	3,469
	2012	$10.826	$12.141	3,316
	2013	$12.141	$15.492	6,189
	2014	$15.492	$16.916	2,483
	2015	$16.916	$15.936	2,367

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.136	$13.850	12,540
	2007	$13.850	$15.439	13,023
	2008	$15.439	$8.213	17,956
	2009	$8.213	$11.592	17,955
	2010	$11.592	$12.388	15,715
	2011	$12.388	$11.963	14,995
	2012	$11.963	$13.329	13,490
	2013	$13.329	$16.892	12,583
	2014	$16.892	$19.041	8,072
	2015	$19.041	$19.252	7,600

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.237	$15.454	9,038
	2007	$15.454	$15.657	7,427
	2008	$15.657	$8.643	5,008
	2009	$8.643	$10.290	4,220
	2010	$10.290	$11.353	3,529
	2011	$11.353	$11.159	3,394
	2012	$11.159	$12.247	2,076
	2013	$12.247	$13.530	1,909
	2014	$13.530	$14.310	1,825
	2015	$14.310	$14.090	1,632

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.118	$10.395	416
	2007	$10.395	$10.593	137
	2008	$10.593	$6.319	156
	2009	$6.319	$6.747	193
	2010	$6.747	$7.351	8,710
	2011	$7.351	$7.768	7,318
	2012	$7.768	$8.379	859
	2013	$8.379	$8.173	937
	2014	$8.173	$8.556	1,097
	2015	$8.556	$8.437	1,654

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.829	$15.918	8,237
	2007	$15.918	$16.524	4,672
	2008	$16.524	$8.217	5,425
	2009	$8.217	$10.640	2,949
	2010	$10.640	$13.248	4,605
	2011	$13.248	$13.080	4,308
	2012	$13.080	$14.876	2,343
	2013	$14.876	$19.754	2,157
	2014	$19.754	$20.410	1,988
	2015	$20.410	$21.251	1,821

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.437	$21.187	7,306
	2007	$21.187	$22.003	5,706
	2008	$22.003	$12.854	4,807
	2009	$12.854	$17.538	5,642
	2010	$17.538	$19.869	4,553
	2011	$19.869	$17.795	4,713
	2012	$17.795	$21.073	4,518
	2013	$21.073	$26.201	4,217
	2014	$26.201	$26.181	3,101
	2015	$26.181	$26.575	3,032

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.883	$13.527	34,071
	2007	$13.527	$14.507	36,976
	2008	$14.507	$12.147	51,131
	2009	$12.147	$14.082	44,026
	2010	$14.082	$15.825	43,795
	2011	$15.825	$15.595	39,944
	2012	$15.595	$17.277	39,371
	2013	$17.277	$16.853	40,776
	2014	$16.853	$16.912	26,723
	2015	$16.912	$16.146	25,407

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.728	$14.682	11,822
	2007	$14.682	$14.306	8,227
	2008	$14.306	$3.001	14,161
	2009	$3.001	$3.701	15,247
	2010	$3.701	$4.147	12,273
	2011	$4.147	$3.957	11,738
	2012	$3.957	$4.378	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.928	$15.650	38,769
	2007	$15.650	$15.958	23,043
	2008	$15.958	$9.589	20,416
	2009	$9.589	$12.017	16,433
	2010	$12.017	$13.628	15,283
	2011	$13.628	$13.301	13,580
	2012	$13.301	$15.186	16,782
	2013	$15.186	$19.543	12,718
	2014	$19.543	$21.125	6,088
	2015	$21.125	$21.326	5,730

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.315	$20.562	19,532
	2007	$20.562	$19.850	10,531
	2008	$19.850	$12.048	6,802
	2009	$12.048	$16.147	6,447
	2010	$16.147	$19.455	4,431
	2011	$19.455	$18.596	4,150
	2012	$18.596	$21.423	4,037
	2013	$21.423	$29.497	4,295
	2014	$29.497	$32.246	1,681
	2015	$32.246	$29.648	1,603

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.321	3,137
	2010	$12.321	$13.585	3,045
	2011	$13.585	$13.557	2,922
	2012	$13.557	$15.836	8,311
	2013	$15.836	$20.531	6,278
	2014	$20.531	$22.647	1,899
	2015	$22.647	$21.499	1,809

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.988	$14.234	24,696
	2007	$14.234	$14.068	24,100
	2008	$14.068	$8.164	23,350
	2009	$8.164	$10.042	21,476
	2010	$10.042	$10.897	21,380
	2011	$10.897	$10.965	20,609
	2012	$10.965	$12.081	20,001
	2013	$12.081	$13.969	16,403
	2014	$13.969	$15.138	15,714
	2015	$15.138	$14.654	15,014

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.861	$15.317	10,317
	2007	$15.317	$15.436	4,031
	2008	$15.436	$10.077	3,200
	2009	$10.077	$13.340	3,241
	2010	$13.340	$14.980	6,748
	2011	$14.980	$14.606	6,901
	2012	$14.606	$16.330	3,202
	2013	$16.330	$19.106	3,264
	2014	$19.106	$20.470	3,265
	2015	$20.470	$20.076	3,206

Putnam VT Global Health Care Fund - Class IB
	2006	$13.092	$13.177	6,469
	2007	$13.177	$12.823	3,938
	2008	$12.823	$10.411	2,524
	2009	$10.411	$12.844	2,641
	2010	$12.844	$12.886	2,801
	2011	$12.886	$12.468	2,956
	2012	$12.468	$14.926	1,800
	2013	$14.926	$20.703	1,610
	2014	$20.703	$25.873	1,335
	2015	$25.873	$27.305	1,210

Putnam VT Global Utilities Fund - Class IB
	2006	$17.728	$22.051	15,374
	2007	$22.051	$25.894	12,534
	2008	$25.894	$17.622	5,054
	2009	$17.622	$18.523	3,638
	2010	$18.523	$18.468	3,646
	2011	$18.468	$17.106	2,334
	2012	$17.106	$17.591	1,084
	2013	$17.591	$19.603	724
	2014	$19.603	$21.992	228
	2015	$21.992	$19.397	230

Putnam VT Growth and Income Fund - Class IB
	2006	$15.083	$17.118	7,341
	2007	$17.118	$15.746	5,466
	2008	$15.746	$9.451	7,658
	2009	$9.451	$12.012	4,616
	2010	$12.012	$13.452	4,702
	2011	$13.452	$12.560	3,843
	2012	$12.560	$14.650	3,854
	2013	$14.650	$19.462	2,843
	2014	$19.462	$21.100	502
	2015	$21.100	$19.104	487

Putnam VT High Yield Fund - Class IB
	2006	$14.527	$15.721	9,336
	2007	$15.721	$15.821	8,322
	2008	$15.821	$11.452	5,774
	2009	$11.452	$16.840	6,169
	2010	$16.840	$18.803	4,778
	2011	$18.803	$18.734	4,511
	2012	$18.734	$21.278	4,240
	2013	$21.278	$22.470	4,192
	2014	$22.470	$22.343	3,501
	2015	$22.343	$20.706	3,370

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.662	$10.912	23,935
	2007	$10.912	$11.241	19,227
	2008	$11.241	$8.373	20,915
	2009	$8.373	$12.023	17,359
	2010	$12.023	$12.933	16,590
	2011	$12.933	$13.297	15,511
	2012	$13.297	$14.417	15,569
	2013	$14.417	$14.380	10,150
	2014	$14.380	$14.988	10,179
	2015	$14.988	$14.461	10,230

Putnam VT International Equity Fund - Class IB
	2006	$16.664	$20.840	5,925
	2007	$20.840	$22.109	5,763
	2008	$22.109	$12.132	5,215
	2009	$12.132	$14.805	3,541
	2010	$14.805	$15.949	3,679
	2011	$15.949	$12.972	3,829
	2012	$12.972	$15.483	3,487
	2013	$15.483	$19.415	3,195
	2014	$19.415	$17.721	3,112
	2015	$17.721	$17.375	2,764

Putnam VT Investors Fund - Class IB
	2006	$15.209	$16.967	364
	2007	$16.967	$15.752	172
	2008	$15.752	$9.323	171
	2009	$9.323	$11.942	166
	2010	$11.942	$13.320	0
	2011	$13.320	$13.048	0
	2012	$13.048	$14.925	5,711
	2013	$14.925	$19.745	3,124
	2014	$19.745	$22.023	0
	2015	$22.023	$21.093	0

Putnam VT Money Market Fund - Class IB
	2006	$9.713	$9.929	36,442
	2007	$9.929	$10.185	52,826
	2008	$10.185	$10.228	33,125
	2009	$10.228	$10.035	29,981
	2010	$10.035	$9.829	16,804
	2011	$9.829	$9.625	16,399
	2012	$9.625	$9.425	16,071
	2013	$9.425	$9.229	54,309
	2014	$9.229	$9.037	8,527
	2015	$9.037	$8.849	7,607

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.643	$16.627	1,181
	2007	$16.627	$17.212	1,133
	2008	$17.212	$10.322	0
	2009	$10.322	$13.355	0
	2010	$13.355	$15.633	2,032
	2011	$15.633	$14.529	2,015
	2012	$14.529	$16.609	1,949
	2013	$16.609	$22.187	339
	2014	$22.187	$24.654	37
	2015	$24.654	$24.069	27

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$17.015	$19.329	2,995
	2007	$19.329	$17.997	1,874
	2008	$17.997	$9.734	2,270
	2009	$9.734	$9.159	0

Putnam VT Research Fund - Class IB
	2006	$14.129	$15.399	4,758
	2007	$15.399	$15.160	2,976
	2008	$15.160	$9.121	6,885
	2009	$9.121	$11.895	4,619
	2010	$11.895	$13.553	2,663
	2011	$13.553	$13.039	4,320
	2012	$13.039	$15.053	2,320
	2013	$15.053	$19.656	1,997
	2014	$19.656	$22.105	1,776
	2015	$22.105	$21.308	1,638

Putnam VT Vista Fund - Class IB
	2006	$17.231	$17.792	4,956
	2007	$17.792	$18.081	1,911
	2008	$18.081	$9.640	2,118
	2009	$9.640	$13.096	1,889
	2010	$13.096	$14.911	0

Putnam VT Voyager Fund - Class IB
	2006	$13.146	$13.572	46,345
	2007	$13.572	$14.020	27,126
	2008	$14.020	$8.644	20,680
	2009	$8.644	$13.870	16,702
	2010	$13.870	$16.405	18,070
	2011	$16.405	$13.196	16,409
	2012	$13.196	$14.758	15,346
	2013	$14.758	$20.768	12,847
	2014	$20.768	$22.310	7,011
	2015	$22.310	$20.509	6,873

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.358	$17.747	146
	2007	$17.747	$18.485	807
	2008	$18.485	$15.388	873
	2009	$15.388	$19.603	0
	2010	$19.603	$21.063	0
	2011	$21.063	$22.044	0
	2012	$22.044	$25.440	0
	2013	$25.440	$22.727	0
	2014	$22.727	$22.896	0
	2015	$22.896	$22.154	0

UIF Global Franchise Portfolio, Class II
	2006	$12.106	$14.403	2,565
	2007	$14.403	$15.480	2,381
	2008	$15.480	$10.770	2,151
	2009	$10.770	$13.662	1,897
	2010	$13.662	$15.256	1,684
	2011	$15.256	$16.289	5,087
	2012	$16.289	$18.435	1,615
	2013	$18.435	$21.598	1,472
	2014	$21.598	$22.101	1,008
	2015	$22.101	$22.981	870

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.153	$12.388	1,279
	2007	$12.388	$14.785	475
	2008	$14.785	$7.355	472
	2009	$7.355	$11.923	434
	2010	$11.923	$14.343	4,340
	2011	$14.343	$13.650	4,514
	2012	$13.650	$15.286	423
	2013	$15.286	$22.162	412
	2014	$22.162	$23.079	402
	2015	$23.079	$25.362	389

UIF Growth Portfolio, Class II
	2006	$12.100	$12.300	0
	2007	$12.300	$14.650	0
	2008	$14.650	$7.265	0
	2009	$7.265	$11.747	0
	2010	$11.747	$14.103	0
	2011	$14.103	$13.389	0
	2012	$13.389	$14.950	0
	2013	$14.950	$21.624	0
	2014	$21.624	$22.461	0
	2015	$22.461	$24.624	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.799	0
	2007	$9.799	$11.763	7,818
	2008	$11.763	$6.125	8,779
	2009	$6.125	$9.437	6,126
	2010	$9.437	$12.222	4,157
	2011	$12.222	$11.108	2,479
	2012	$11.108	$11.799	0
	2013	$11.799	$15.883	0
	2014	$15.883	$15.837	0
	2015	$15.837	$14.577	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.439	$19.097	2,633
	2007	$19.097	$19.249	3,223
	2008	$19.249	$11.225	960
	2009	$11.225	$16.118	1,550
	2010	$16.118	$19.972	2,605
	2011	$19.972	$17.851	2,543
	2012	$17.851	$20.048	706
	2013	$20.048	$33.631	1,180
	2014	$33.631	$28.363	494
	2015	$28.363	$25.050	455

UIF U.S. Real Estate Portfolio, Class II
	2006	$22.019	$29.682	10,203
	2007	$29.682	$24.039	5,243
	2008	$24.039	$14.579	4,307
	2009	$14.579	$18.341	3,009
	2010	$18.341	$23.260	6,075
	2011	$23.260	$24.065	6,182
	2012	$24.065	$27.241	7,657
	2013	$27.241	$27.139	2,140
	2014	$27.139	$34.392	920
	2015	$34.392	$34.321	832

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.874	$10.071	597
	2007	$10.071	$10.299	7,727
	2008	$10.299	$10.264	501
	2009	$10.264	$10.058	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.231	0
	2007	$10.231	$11.743	0
	2008	$11.743	$6.586	0
	2009	$6.586	$8.731	0
	2010	$8.731	$9.990	0
	2011	$9.990	$9.505	0
	2012	$9.505	$10.802	0
	2013	$10.802	$13.843	0
	2014	$13.843	$15.126	0
	2015	$15.126	$14.863	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.422	0
	2007	$10.422	$11.057	0
	2008	$11.057	$8.097	0
	2009	$8.097	$9.822	0
	2010	$9.822	$10.818	0
	2011	$10.818	$10.541	0
	2012	$10.541	$11.510	0
	2013	$11.510	$12.750	0
	2014	$12.750	$13.003	0
	2015	$13.003	$12.657	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.452	0
	2007	$10.452	$11.246	0
	2008	$11.246	$7.396	0
	2009	$7.396	$9.303	0
	2010	$9.303	$10.409	0
	2011	$10.409	$10.060	0
	2012	$10.060	$11.131	0
	2013	$11.131	$12.596	0
	2014	$12.596	$12.893	0
	2015	$12.893	$12.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.461	0
	2007	$10.461	$11.370	0
	2008	$11.370	$6.879	0
	2009	$6.879	$8.831	0
	2010	$8.831	$10.015	0
	2011	$10.015	$9.524	0
	2012	$9.524	$10.735	0
	2013	$10.735	$12.754	0
	2014	$12.754	$13.073	0
	2015	$13.073	$12.726	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.313	0
	2007	$10.313	$10.688	0
	2008	$10.688	$9.340	0
	2009	$9.340	$10.478	0
	2010	$10.478	$10.998	0
	2011	$10.998	$10.913	0
	2012	$10.913	$11.347	0
	2013	$11.347	$11.682	0
	2014	$11.682	$11.837	0
	2015	$11.837	$11.518	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.636	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.710	0
	2007	$9.710	$11.620	0
	2008	$11.620	$6.280	0
	2009	$6.280	$8.876	0
	2010	$8.876	$10.403	0
	2011	$10.403	$10.227	0
	2012	$10.227	$11.826	0
	2013	$11.826	$15.579	0
	2014	$15.579	$17.126	0
	2015	$17.126	$18.142	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.783	0
	2007	$10.783	$11.098	0
	2008	$11.098	$6.825	0
	2009	$6.825	$8.435	0
	2010	$8.435	$9.470	0
	2011	$9.470	$9.434	0
	2012	$9.434	$10.674	0
	2013	$10.674	$13.779	0
	2014	$13.779	$15.276	0
	2015	$15.276	$15.111	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.841	0
	2007	$9.841	$11.107	0
	2008	$11.107	$6.564	0
	2009	$6.564	$8.977	0
	2010	$8.977	$11.295	0
	2011	$11.295	$9.854	0
	2012	$9.854	$11.047	0
	2013	$11.047	$14.688	0
	2014	$14.688	$15.241	0
	2015	$15.241	$14.672	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.627	$16.713	0
	2007	$16.713	$15.747	0
	2008	$15.747	$9.994	0
	2009	$9.994	$12.377	0
	2010	$12.377	$14.133	0
	2011	$14.133	$14.164	0
	2012	$14.164	$15.555	0
	2013	$15.555	$19.729	0
	2014	$19.729	$21.071	0
	2015	$21.071	$20.433	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.135	$12.885	0
	2007	$12.885	$13.082	0
	2008	$13.082	$9.005	0
	2009	$9.005	$11.949	0
	2010	$11.949	$13.176	0
	2011	$13.176	$13.202	0
	2012	$13.202	$14.553	0
	2013	$14.553	$16.227	0
	2014	$16.227	$16.613	0
	2015	$16.613	$15.111	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.395	$11.282	0
	2007	$11.282	$11.727	0
	2008	$11.727	$7.513	0
	2009	$7.513	$9.539	0
	2010	$9.539	$10.417	0
	2011	$10.417	$10.041	0
	2012	$10.041	$11.041	0
	2013	$11.041	$13.898	0
	2014	$13.898	$15.296	0
	2015	$15.296	$15.810	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.977	0
	2007	$10.977	$12.014	0
	2008	$12.014	$8.411	0
	2009	$8.411	$10.150	0
	2010	$10.150	$11.121	0
	2011	$11.121	$10.562	0
	2012	$10.562	$11.716	0
	2013	$11.716	$14.631	0
	2014	$14.631	$15.135	0
	2015	$15.135	$14.271	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.069	$17.458	0
	2007	$17.458	$17.677	0
	2008	$17.677	$10.879	0
	2009	$10.879	$13.419	0
	2010	$13.419	$14.602	0
	2011	$14.602	$14.141	0
	2012	$14.141	$15.809	0
	2013	$15.809	$19.843	0
	2014	$19.843	$20.802	0
	2015	$20.802	$19.352	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.697	$21.405	0
	2007	$21.405	$20.446	0
	2008	$20.446	$13.402	0
	2009	$13.402	$16.938	0
	2010	$16.938	$21.254	0
	2011	$21.254	$20.018	0
	2012	$20.018	$23.191	0
	2013	$23.191	$30.919	0
	2014	$30.919	$30.430	0
	2015	$30.430	$27.579	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.320	$18.424	0
	2007	$18.424	$20.054	0
	2008	$20.054	$11.285	0
	2009	$11.285	$15.855	0
	2010	$15.855	$19.803	0
	2011	$19.803	$18.443	0
	2012	$18.443	$20.006	0
	2013	$20.006	$27.048	0
	2014	$27.048	$28.447	0
	2015	$28.447	$27.099	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.237	$10.421	0
	2007	$10.421	$10.870	0
	2008	$10.870	$11.445	0
	2009	$11.445	$11.547	0
	2010	$11.547	$11.897	0
	2011	$11.897	$12.304	0
	2012	$12.304	$12.267	0
	2013	$12.267	$11.736	0
	2014	$11.736	$11.874	0
	2015	$11.874	$11.675	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.580	$32.066	0
	2007	$32.066	$40.408	0
	2008	$40.408	$18.701	0
	2009	$18.701	$31.586	0
	2010	$31.586	$36.347	0
	2011	$36.347	$29.930	0
	2012	$29.930	$33.143	0
	2013	$33.143	$32.134	0
	2014	$32.134	$28.808	0
	2015	$28.808	$22.664	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.938	$20.132	0
	2007	$20.132	$22.744	0
	2008	$22.744	$13.270	0
	2009	$13.270	$17.796	0
	2010	$17.796	$18.879	0
	2011	$18.879	$16.511	0
	2012	$16.511	$19.103	0
	2013	$19.103	$22.988	0
	2014	$22.988	$19.992	0
	2015	$19.992	$18.294	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.672	$15.089	0
	2007	$15.089	$16.388	0
	2008	$16.388	$17.033	0
	2009	$17.033	$19.783	0
	2010	$19.783	$22.157	0
	2011	$22.157	$21.495	0
	2012	$21.495	$24.203	0
	2013	$24.203	$24.071	0
	2014	$24.071	$23.988	0
	2015	$23.988	$22.464	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.868	$12.924	0
	2007	$12.924	$14.751	0
	2008	$14.751	$7.345	0
	2009	$7.345	$11.906	0
	2010	$11.906	$13.931	0
	2011	$13.931	$12.763	0
	2012	$12.763	$14.162	0
	2013	$14.162	$19.375	0
	2014	$19.375	$20.509	0
	2015	$20.509	$21.023	0

Invesco V.I. American Value Fund - Series I
	2006	$12.381	$14.624	0
	2007	$14.624	$15.432	0
	2008	$15.432	$8.866	0
	2009	$8.866	$12.078	0
	2010	$12.078	$14.449	0
	2011	$14.449	$14.271	0
	2012	$14.271	$16.382	0
	2013	$16.382	$21.525	0
	2014	$21.525	$23.118	0
	2015	$23.118	$20.558	0

Invesco V.I. American Value Fund - Series II
	2006	$12.356	$14.586	0
	2007	$14.586	$15.377	0
	2008	$15.377	$8.815	0
	2009	$8.815	$12.004	0
	2010	$12.004	$14.353	0
	2011	$14.353	$14.163	0
	2012	$14.163	$16.225	0
	2013	$16.225	$21.266	0
	2014	$21.266	$22.784	0
	2015	$22.784	$20.209	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.514	$13.077	0
	2007	$13.077	$12.497	0
	2008	$12.497	$7.851	0
	2009	$7.851	$9.866	0
	2010	$9.866	$11.170	0
	2011	$11.170	$10.701	0
	2012	$10.701	$12.453	0
	2013	$12.453	$16.532	0
	2014	$16.532	$17.650	0
	2015	$17.650	$16.203	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.482	$12.650	0
	2007	$12.650	$12.794	0
	2008	$12.794	$9.680	0
	2009	$9.680	$11.603	0
	2010	$11.603	$12.721	0
	2011	$12.721	$12.288	0
	2012	$12.288	$13.514	0
	2013	$13.514	$16.516	0
	2014	$16.516	$17.579	0
	2015	$17.579	$16.759	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.950	$18.103	0
	2007	$18.103	$18.161	0
	2008	$18.161	$12.047	0
	2009	$12.047	$14.632	0
	2010	$14.632	$16.065	0
	2011	$16.065	$15.366	0
	2012	$15.366	$17.194	0
	2013	$17.194	$22.508	0
	2014	$22.508	$24.221	0
	2015	$24.221	$22.918	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.058	$12.381	0
	2007	$12.381	$14.247	0
	2008	$14.247	$7.412	0
	2009	$7.412	$11.342	0
	2010	$11.342	$14.127	0
	2011	$14.127	$12.531	0
	2012	$12.531	$13.688	0
	2013	$13.688	$18.299	0
	2014	$18.299	$19.284	0
	2015	$19.284	$19.068	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.260	$10.977	0
	2007	$10.977	$11.406	0
	2008	$11.406	$9.204	0
	2009	$9.204	$12.098	0
	2010	$12.098	$13.297	0
	2011	$13.297	$13.584	0
	2012	$13.584	$14.958	0
	2013	$14.958	$15.835	0
	2014	$15.835	$16.169	0
	2015	$16.169	$15.581	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.405	$12.796	0
	2007	$12.796	$13.363	0
	2008	$13.363	$9.327	0
	2009	$9.327	$11.499	0
	2010	$11.499	$13.394	0
	2011	$13.394	$12.519	0
	2012	$12.519	$13.547	0
	2013	$13.547	$17.998	0
	2014	$17.998	$18.870	0
	2015	$18.870	$17.831	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.994	$12.619	0
	2007	$12.619	$12.771	0
	2008	$12.771	$7.946	0
	2009	$7.946	$9.245	0
	2010	$9.245	$10.623	0
	2011	$10.623	$9.764	0
	2012	$9.764	$10.709	0
	2013	$10.709	$14.242	0
	2014	$14.242	$15.004	0
	2015	$15.004	$14.263	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.395	$12.032	0
	2007	$12.032	$14.279	0
	2008	$14.279	$8.629	0
	2009	$8.629	$12.291	0
	2010	$12.291	$14.785	0
	2011	$14.785	$13.015	0
	2012	$13.015	$14.532	0
	2013	$14.532	$19.494	0
	2014	$19.494	$20.235	0
	2015	$20.235	$20.341	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.769	$12.926	0
	2007	$12.926	$12.722	0
	2008	$12.722	$7.550	0
	2009	$7.550	$9.354	0
	2010	$9.354	$11.482	0
	2011	$11.482	$10.786	0
	2012	$10.786	$12.090	0
	2013	$12.090	$15.419	0
	2014	$15.419	$16.828	0
	2015	$16.828	$15.844	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.118	$13.824	0
	2007	$13.824	$15.402	0
	2008	$15.402	$8.190	0
	2009	$8.190	$11.553	0
	2010	$11.553	$12.339	0
	2011	$12.339	$11.910	0
	2012	$11.910	$13.264	0
	2013	$13.264	$16.800	0
	2014	$16.800	$18.927	0
	2015	$18.927	$19.128	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.218	$15.425	0
	2007	$15.425	$15.620	0
	2008	$15.620	$8.618	0
	2009	$8.618	$10.255	0
	2010	$10.255	$11.308	0
	2011	$11.308	$11.109	0
	2012	$11.109	$12.187	0
	2013	$12.187	$13.457	0
	2014	$13.457	$14.225	0
	2015	$14.225	$13.999	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.111	$10.383	0
	2007	$10.383	$10.575	0
	2008	$10.575	$6.305	0
	2009	$6.305	$6.729	0
	2010	$6.729	$7.327	0
	2011	$7.327	$7.740	0
	2012	$7.740	$8.344	0
	2013	$8.344	$8.135	0
	2014	$8.135	$8.512	0
	2015	$8.512	$8.388	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.808	$15.888	0
	2007	$15.888	$16.485	0
	2008	$16.485	$8.193	0
	2009	$8.193	$10.604	0
	2010	$10.604	$13.196	0
	2011	$13.196	$13.022	0
	2012	$13.022	$14.803	0
	2013	$14.803	$19.647	0
	2014	$19.647	$20.288	0
	2015	$20.288	$21.114	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.411	$21.147	0
	2007	$21.147	$21.951	0
	2008	$21.951	$12.817	0
	2009	$12.817	$17.479	0
	2010	$17.479	$19.791	0
	2011	$19.791	$17.717	0
	2012	$17.717	$20.969	0
	2013	$20.969	$26.059	0
	2014	$26.059	$26.026	0
	2015	$26.026	$26.404	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.865	$13.501	0
	2007	$13.501	$14.473	0
	2008	$14.473	$12.112	0
	2009	$12.112	$14.034	0
	2010	$14.034	$15.763	0
	2011	$15.763	$15.527	0
	2012	$15.527	$17.191	0
	2013	$17.191	$16.762	0
	2014	$16.762	$16.812	0
	2015	$16.812	$16.042	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.710	$14.655	0
	2007	$14.655	$14.272	0
	2008	$14.272	$2.992	0
	2009	$2.992	$3.688	0
	2010	$3.688	$4.131	0
	2011	$4.131	$3.939	0
	2012	$3.939	$4.357	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.909	$15.621	0
	2007	$15.621	$15.920	0
	2008	$15.920	$9.561	0
	2009	$9.561	$11.976	0
	2010	$11.976	$13.574	0
	2011	$13.574	$13.243	0
	2012	$13.243	$15.111	0
	2013	$15.111	$19.437	0
	2014	$19.437	$20.999	0
	2015	$20.999	$21.188	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.290	$20.524	0
	2007	$20.524	$19.802	0
	2008	$19.802	$12.013	0
	2009	$12.013	$16.092	0
	2010	$16.092	$19.379	0
	2011	$19.379	$18.513	0
	2012	$18.513	$21.317	0
	2013	$21.317	$29.336	0
	2014	$29.336	$32.054	0
	2015	$32.054	$29.457	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.279	0
	2010	$12.279	$13.532	0
	2011	$13.532	$13.497	0
	2012	$13.497	$15.757	0
	2013	$15.757	$20.419	0
	2014	$20.419	$22.512	0
	2015	$22.512	$21.360	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.971	$14.207	0
	2007	$14.207	$14.034	0
	2008	$14.034	$8.141	0
	2009	$8.141	$10.008	0
	2010	$10.008	$10.854	0
	2011	$10.854	$10.917	0
	2012	$10.917	$12.022	0
	2013	$12.022	$13.893	0
	2014	$13.893	$15.048	0
	2015	$15.048	$14.559	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.842	$15.288	0
	2007	$15.288	$15.399	0
	2008	$15.399	$10.048	0
	2009	$10.048	$13.294	0
	2010	$13.294	$14.921	0
	2011	$14.921	$14.542	0
	2012	$14.542	$16.250	0
	2013	$16.250	$19.002	0
	2014	$19.002	$20.348	0
	2015	$20.348	$19.947	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.074	$13.152	0
	2007	$13.152	$12.792	0
	2008	$12.792	$10.381	0
	2009	$10.381	$12.800	0
	2010	$12.800	$12.835	0
	2011	$12.835	$12.413	0
	2012	$12.413	$14.852	0
	2013	$14.852	$20.590	0
	2014	$20.590	$25.720	0
	2015	$25.720	$27.129	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.704	$22.010	0
	2007	$22.010	$25.832	0
	2008	$25.832	$17.571	0
	2009	$17.571	$18.460	0
	2010	$18.460	$18.396	0
	2011	$18.396	$17.030	0
	2012	$17.030	$17.504	0
	2013	$17.504	$19.497	0
	2014	$19.497	$21.861	0
	2015	$21.861	$19.272	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.062	$17.086	0
	2007	$17.086	$15.709	0
	2008	$15.709	$9.423	0
	2009	$9.423	$11.971	0
	2010	$11.971	$13.399	0
	2011	$13.399	$12.505	0
	2012	$12.505	$14.578	0
	2013	$14.578	$19.356	0
	2014	$19.356	$20.975	0
	2015	$20.975	$18.981	0

Putnam VT High Yield Fund - Class IB
	2006	$14.507	$15.692	0
	2007	$15.692	$15.783	0
	2008	$15.783	$11.419	0
	2009	$11.419	$16.783	0
	2010	$16.783	$18.730	0
	2011	$18.730	$18.652	0
	2012	$18.652	$21.174	0
	2013	$21.174	$22.348	0
	2014	$22.348	$22.211	0
	2015	$22.211	$20.572	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.648	$10.892	0
	2007	$10.892	$11.214	0
	2008	$11.214	$8.348	0
	2009	$8.348	$11.982	0
	2010	$11.982	$12.883	0
	2011	$12.883	$13.238	0
	2012	$13.238	$14.346	0
	2013	$14.346	$14.302	0
	2014	$14.302	$14.899	0
	2015	$14.899	$14.368	0

Putnam VT International Equity Fund - Class IB
	2006	$16.642	$20.801	0
	2007	$20.801	$22.056	0
	2008	$22.056	$12.097	0
	2009	$12.097	$14.755	0
	2010	$14.755	$15.887	0
	2011	$15.887	$12.914	0
	2012	$12.914	$15.407	0
	2013	$15.407	$19.310	0
	2014	$19.310	$17.616	0
	2015	$17.616	$17.263	0

Putnam VT Investors Fund - Class IB
	2006	$15.188	$16.935	0
	2007	$16.935	$15.715	0
	2008	$15.715	$9.296	0
	2009	$9.296	$11.901	0
	2010	$11.901	$13.268	0
	2011	$13.268	$12.990	0
	2012	$12.990	$14.851	0
	2013	$14.851	$19.638	0
	2014	$19.638	$21.892	0
	2015	$21.892	$20.957	0

Putnam VT Money Market Fund - Class IB
	2006	$9.700	$9.910	0
	2007	$9.910	$10.161	0
	2008	$10.161	$10.199	0
	2009	$10.199	$10.001	0
	2010	$10.001	$9.791	0
	2011	$9.791	$9.583	0
	2012	$9.583	$9.378	0
	2013	$9.378	$9.178	0
	2014	$9.178	$8.983	0
	2015	$8.983	$8.792	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.621	$16.596	0
	2007	$16.596	$17.171	0
	2008	$17.171	$10.293	0
	2009	$10.293	$13.309	0
	2010	$13.309	$15.572	0
	2011	$15.572	$14.465	0
	2012	$14.465	$16.527	0
	2013	$16.527	$22.067	0
	2014	$22.067	$24.508	0
	2015	$24.508	$23.914	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.992	$19.292	0
	2007	$19.292	$17.954	0
	2008	$17.954	$9.706	0
	2009	$9.706	$9.132	0

Putnam VT Research Fund - Class IB
	2006	$14.109	$15.370	0
	2007	$15.370	$15.124	0
	2008	$15.124	$9.095	0
	2009	$9.095	$11.854	0
	2010	$11.854	$13.500	0
	2011	$13.500	$12.981	0
	2012	$12.981	$14.979	0
	2013	$14.979	$19.549	0
	2014	$19.549	$21.974	0
	2015	$21.974	$21.171	0

Putnam VT Vista Fund - Class IB
	2006	$17.208	$17.758	0
	2007	$17.758	$18.038	0
	2008	$18.038	$9.612	0
	2009	$9.612	$13.051	0
	2010	$13.051	$14.854	0

Putnam VT Voyager Fund - Class IB
	2006	$13.129	$13.547	0
	2007	$13.547	$13.987	0
	2008	$13.987	$8.619	0
	2009	$8.619	$13.823	0
	2010	$13.823	$16.341	0
	2011	$16.341	$13.138	0
	2012	$13.138	$14.685	0
	2013	$14.685	$20.655	0
	2014	$20.655	$22.178	0
	2015	$22.178	$20.376	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.335	$17.714	0
	2007	$17.714	$18.441	0
	2008	$18.441	$15.343	0
	2009	$15.343	$19.536	0
	2010	$19.536	$20.981	0
	2011	$20.981	$21.947	0
	2012	$21.947	$25.315	0
	2013	$25.315	$22.604	0
	2014	$22.604	$22.760	0
	2015	$22.760	$22.011	0

UIF Global Franchise Portfolio, Class II
	2006	$12.094	$14.381	0
	2007	$14.381	$15.448	0
	2008	$15.448	$10.742	0
	2009	$10.742	$13.620	0
	2010	$13.620	$15.201	0
	2011	$15.201	$16.223	0
	2012	$16.223	$18.350	0
	2013	$18.350	$21.488	0
	2014	$21.488	$21.977	0
	2015	$21.977	$22.840	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.143	$12.372	0
	2007	$12.372	$14.757	0
	2008	$14.757	$7.338	0
	2009	$7.338	$11.888	0
	2010	$11.888	$14.294	0
	2011	$14.294	$13.597	0
	2012	$13.597	$15.218	0
	2013	$15.218	$22.052	0
	2014	$22.052	$22.953	0
	2015	$22.953	$25.211	0

UIF Growth Portfolio, Class II
	2006	$12.090	$12.283	0
	2007	$12.283	$14.623	0
	2008	$14.623	$7.248	0
	2009	$7.248	$11.713	0
	2010	$11.713	$14.055	0
	2011	$14.055	$13.336	0
	2012	$13.336	$14.884	0
	2013	$14.884	$21.517	0
	2014	$21.517	$22.339	0
	2015	$22.339	$24.478	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.796	0
	2007	$9.796	$11.753	0
	2008	$11.753	$6.116	0
	2009	$6.116	$9.419	0
	2010	$9.419	$12.193	0
	2011	$12.193	$11.076	0
	2012	$11.076	$11.759	0
	2013	$11.759	$15.820	0
	2014	$15.820	$15.767	0
	2015	$15.767	$14.505	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.415	$19.061	0
	2007	$19.061	$19.203	0
	2008	$19.203	$11.193	0
	2009	$11.193	$16.063	0
	2010	$16.063	$19.894	0
	2011	$19.894	$17.772	0
	2012	$17.772	$19.949	0
	2013	$19.949	$33.448	0
	2014	$33.448	$28.194	0
	2015	$28.194	$24.889	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.989	$29.627	0
	2007	$29.627	$23.982	0
	2008	$23.982	$14.536	0
	2009	$14.536	$18.278	0
	2010	$18.278	$23.169	0
	2011	$23.169	$23.959	0
	2012	$23.959	$27.107	0
	2013	$27.107	$26.992	0
	2014	$26.992	$34.188	0
	2015	$34.188	$34.099	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.864	$10.056	0
	2007	$10.056	$10.278	0
	2008	$10.278	$10.238	0
	2009	$10.238	$10.027	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.228	0
	2007	$10.228	$11.733	0
	2008	$11.733	$6.577	0
	2009	$6.577	$8.714	0
	2010	$8.714	$9.966	0
	2011	$9.966	$9.477	0
	2012	$9.477	$10.765	0
	2013	$10.765	$13.789	0
	2014	$13.789	$15.059	0
	2015	$15.059	$14.790	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	0
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	0
	2010	$9.803	$10.792	0
	2011	$10.792	$10.511	0
	2012	$10.511	$11.471	0
	2013	$11.471	$12.700	0
	2014	$12.700	$12.945	0
	2015	$12.945	$12.595	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	0
	2009	$7.385	$9.286	0
	2010	$9.286	$10.384	0
	2011	$10.384	$10.031	0
	2012	$10.031	$11.093	0
	2013	$11.093	$12.547	0
	2014	$12.547	$12.836	0
	2015	$12.836	$12.497	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	0
	2010	$10.459	$10.972	0
	2011	$10.972	$10.881	0
	2012	$10.881	$11.308	0
	2013	$11.308	$11.637	0
	2014	$11.637	$11.785	0
	2015	$11.785	$11.461	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.549	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	0
	2014	$15.518	$17.050	0
	2015	$17.050	$18.059	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	0
	2009	$6.815	$8.419	0
	2010	$8.419	$9.448	0
	2011	$9.448	$9.406	0
	2012	$9.406	$10.638	0
	2013	$10.638	$13.725	0
	2014	$13.725	$15.209	0
	2015	$15.209	$15.037	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.838	0
	2007	$9.838	$11.097	0
	2008	$11.097	$6.555	0
	2009	$6.555	$8.960	0
	2010	$8.960	$11.268	0
	2011	$11.268	$9.826	0
	2012	$9.826	$11.009	0
	2013	$11.009	$14.631	0
	2014	$14.631	$15.174	0
	2015	$15.174	$14.600	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.599	$16.673	0
	2007	$16.673	$15.701	0
	2008	$15.701	$9.960	0
	2009	$9.960	$12.328	0
	2010	$12.328	$14.070	0
	2011	$14.070	$14.094	0
	2012	$14.094	$15.470	0
	2013	$15.470	$19.611	0
	2014	$19.611	$20.934	0
	2015	$20.934	$20.290	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.126	$12.868	0
	2007	$12.868	$13.057	0
	2008	$13.057	$8.984	0
	2009	$8.984	$11.915	0
	2010	$11.915	$13.131	0
	2011	$13.131	$13.150	0
	2012	$13.150	$14.489	0
	2013	$14.489	$16.147	0
	2014	$16.147	$16.523	0
	2015	$16.523	$15.021	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.389	$11.269	0
	2007	$11.269	$11.708	0
	2008	$11.708	$7.497	0
	2009	$7.497	$9.513	0
	2010	$9.513	$10.383	0
	2011	$10.383	$10.003	0
	2012	$10.003	$10.994	0
	2013	$10.994	$13.833	0
	2014	$13.833	$15.216	0
	2015	$15.216	$15.720	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.974	0
	2007	$10.974	$12.004	0
	2008	$12.004	$8.400	0
	2009	$8.400	$10.131	0
	2010	$10.131	$11.095	0
	2011	$11.095	$10.531	0
	2012	$10.531	$11.676	0
	2013	$11.676	$14.574	0
	2014	$14.574	$15.068	0
	2015	$15.068	$14.200	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.040	$17.415	0
	2007	$17.415	$17.625	0
	2008	$17.625	$10.841	0
	2009	$10.841	$13.366	0
	2010	$13.366	$14.537	0
	2011	$14.537	$14.071	0
	2012	$14.071	$15.722	0
	2013	$15.722	$19.724	0
	2014	$19.724	$20.667	0
	2015	$20.667	$19.216	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.661	$21.353	0
	2007	$21.353	$20.386	0
	2008	$20.386	$13.355	0
	2009	$13.355	$16.871	0
	2010	$16.871	$21.160	0
	2011	$21.160	$19.919	0
	2012	$19.919	$23.064	0
	2013	$23.064	$30.734	0
	2014	$30.734	$30.233	0
	2015	$30.233	$27.386	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.287	$18.379	1,341
	2007	$18.379	$19.995	436
	2008	$19.995	$11.246	416
	2009	$11.246	$15.793	318
	2010	$15.793	$19.714	233
	2011	$19.714	$18.352	0
	2012	$18.352	$19.896	0
	2013	$19.896	$26.886	0
	2014	$26.886	$28.263	0
	2015	$28.263	$26.909	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.228	$10.406	0
	2007	$10.406	$10.850	0
	2008	$10.850	$11.418	0
	2009	$11.418	$11.513	0
	2010	$11.513	$11.856	0
	2011	$11.856	$12.256	0
	2012	$12.256	$12.213	0
	2013	$12.213	$11.678	0
	2014	$11.678	$11.809	0
	2015	$11.809	$11.605	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.531	$31.989	0
	2007	$31.989	$40.290	0
	2008	$40.290	$18.636	0
	2009	$18.636	$31.461	0
	2010	$31.461	$36.185	0
	2011	$36.185	$29.781	0
	2012	$29.781	$32.961	0
	2013	$32.961	$31.942	0
	2014	$31.942	$28.620	0
	2015	$28.620	$22.506	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.906	$20.083	0
	2007	$20.083	$22.677	414
	2008	$22.677	$13.224	369
	2009	$13.224	$17.725	271
	2010	$17.725	$18.795	222
	2011	$18.795	$16.429	0
	2012	$16.429	$18.998	0
	2013	$18.998	$22.851	0
	2014	$22.851	$19.862	0
	2015	$19.862	$18.166	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.645	$15.052	845
	2007	$15.052	$16.340	0
	2008	$16.340	$16.974	0
	2009	$16.974	$19.705	0
	2010	$19.705	$22.058	0
	2011	$22.058	$21.388	0
	2012	$21.388	$24.070	0
	2013	$24.070	$23.927	0
	2014	$23.927	$23.832	0
	2015	$23.832	$22.306	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.844	$12.893	0
	2007	$12.893	$14.708	0
	2008	$14.708	$7.320	0
	2009	$7.320	$11.859	0
	2010	$11.859	$13.869	0
	2011	$13.869	$12.699	0
	2012	$12.699	$14.084	0
	2013	$14.084	$19.258	0
	2014	$19.258	$20.375	0
	2015	$20.375	$20.876	0

Invesco V.I. American Value Fund - Series I
	2006	$12.370	$14.605	1,055
	2007	$14.605	$15.404	0
	2008	$15.404	$8.845	0
	2009	$8.845	$12.043	0
	2010	$12.043	$14.400	0
	2011	$14.400	$14.215	0
	2012	$14.215	$16.309	0
	2013	$16.309	$21.418	0
	2014	$21.418	$22.992	0
	2015	$22.992	$20.436	0

Invesco V.I. American Value Fund - Series II
	2006	$12.345	$14.566	0
	2007	$14.566	$15.348	0
	2008	$15.348	$8.794	0
	2009	$8.794	$11.969	0
	2010	$11.969	$14.304	0
	2011	$14.304	$14.107	0
	2012	$14.107	$16.154	0
	2013	$16.154	$21.162	0
	2014	$21.162	$22.660	0
	2015	$22.660	$20.089	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.505	$13.059	0
	2007	$13.059	$12.474	0
	2008	$12.474	$7.832	0
	2009	$7.832	$9.837	0
	2010	$9.837	$11.132	0
	2011	$11.132	$10.659	0
	2012	$10.659	$12.398	0
	2013	$12.398	$16.450	0
	2014	$16.450	$17.554	0
	2015	$17.554	$16.106	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.472	$12.633	0
	2007	$12.633	$12.770	0
	2008	$12.770	$9.657	0
	2009	$9.657	$11.570	0
	2010	$11.570	$12.678	0
	2011	$12.678	$12.240	0
	2012	$12.240	$13.454	0
	2013	$13.454	$16.435	0
	2014	$16.435	$17.484	0
	2015	$17.484	$16.659	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.920	$18.060	0
	2007	$18.060	$18.108	0
	2008	$18.108	$12.006	0
	2009	$12.006	$14.574	0
	2010	$14.574	$15.993	0
	2011	$15.993	$15.290	0
	2012	$15.290	$17.100	0
	2013	$17.100	$22.373	0
	2014	$22.373	$24.064	0
	2015	$24.064	$22.757	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.047	$12.364	0
	2007	$12.364	$14.220	0
	2008	$14.220	$7.394	0
	2009	$7.394	$11.310	0
	2010	$11.310	$14.079	0
	2011	$14.079	$12.482	0
	2012	$12.482	$13.628	0
	2013	$13.628	$18.208	0
	2014	$18.208	$19.180	0
	2015	$19.180	$18.955	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.253	$10.965	0
	2007	$10.965	$11.387	0
	2008	$11.387	$9.184	0
	2009	$9.184	$12.066	0
	2010	$12.066	$13.255	0
	2011	$13.255	$13.533	0
	2012	$13.533	$14.895	0
	2013	$14.895	$15.760	0
	2014	$15.760	$16.085	0
	2015	$16.085	$15.492	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.398	$12.782	0
	2007	$12.782	$13.341	0
	2008	$13.341	$9.307	0
	2009	$9.307	$11.468	0
	2010	$11.468	$13.351	0
	2011	$13.351	$12.473	0
	2012	$12.473	$13.490	0
	2013	$13.490	$17.913	0
	2014	$17.913	$18.772	0
	2015	$18.772	$17.729	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.988	$12.604	0
	2007	$12.604	$12.750	0
	2008	$12.750	$7.928	0
	2009	$7.928	$9.220	0
	2010	$9.220	$10.589	0
	2011	$10.589	$9.728	0
	2012	$9.728	$10.664	0
	2013	$10.664	$14.175	0
	2014	$14.175	$14.926	0
	2015	$14.926	$14.181	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.388	$12.018	0
	2007	$12.018	$14.255	0
	2008	$14.255	$8.610	0
	2009	$8.610	$12.258	0
	2010	$12.258	$14.738	0
	2011	$14.738	$12.967	0
	2012	$12.967	$14.471	0
	2013	$14.471	$19.402	0
	2014	$19.402	$20.129	0
	2015	$20.129	$20.225	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	0
	2007	$12.912	$12.701	0
	2008	$12.701	$7.533	0
	2009	$7.533	$9.329	0
	2010	$9.329	$11.446	0
	2011	$11.446	$10.746	0
	2012	$10.746	$12.039	0
	2013	$12.039	$15.346	0
	2014	$15.346	$16.740	0
	2015	$16.740	$15.753	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.100	$13.799	0
	2007	$13.799	$15.365	0
	2008	$15.365	$8.166	0
	2009	$8.166	$11.513	0
	2010	$11.513	$12.291	0
	2011	$12.291	$11.857	0
	2012	$11.857	$13.198	0
	2013	$13.198	$16.708	0
	2014	$16.708	$18.815	0
	2015	$18.815	$19.004	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.191	$15.388	0
	2007	$15.388	$15.574	0
	2008	$15.574	$8.589	0
	2009	$8.589	$10.215	0
	2010	$10.215	$11.258	0
	2011	$11.258	$11.054	0
	2012	$11.054	$12.120	0
	2013	$12.120	$13.376	0
	2014	$13.376	$14.132	0
	2015	$14.132	$13.901	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.105	$10.371	0
	2007	$10.371	$10.558	0
	2008	$10.558	$6.291	0
	2009	$6.291	$6.711	0
	2010	$6.711	$7.304	0
	2011	$7.304	$7.711	0
	2012	$7.711	$8.309	0
	2013	$8.309	$8.096	0
	2014	$8.096	$8.467	0
	2015	$8.467	$8.340	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.778	$15.850	0
	2007	$15.850	$16.437	0
	2008	$16.437	$8.164	0
	2009	$8.164	$10.562	0
	2010	$10.562	$13.137	0
	2011	$13.137	$12.957	0
	2012	$12.957	$14.721	0
	2013	$14.721	$19.529	0
	2014	$19.529	$20.156	0
	2015	$20.156	$20.966	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.376	$21.096	0
	2007	$21.096	$21.886	0
	2008	$21.886	$12.773	0
	2009	$12.773	$17.410	0
	2010	$17.410	$19.703	0
	2011	$19.703	$17.628	0
	2012	$17.628	$20.854	0
	2013	$20.854	$25.903	0
	2014	$25.903	$25.856	0
	2015	$25.856	$26.219	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.841	$13.469	0
	2007	$13.469	$14.430	1,331
	2008	$14.430	$12.070	847
	2009	$12.070	$13.979	701
	2010	$13.979	$15.693	516
	2011	$15.693	$15.449	0
	2012	$15.449	$17.097	0
	2013	$17.097	$16.661	0
	2014	$16.661	$16.703	0
	2015	$16.703	$15.930	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.683	$14.619	0
	2007	$14.619	$14.230	0
	2008	$14.230	$2.982	0
	2009	$2.982	$3.674	0
	2010	$3.674	$4.112	0
	2011	$4.112	$3.920	0
	2012	$3.920	$4.334	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.882	$15.583	0
	2007	$15.583	$15.873	0
	2008	$15.873	$9.528	0
	2009	$9.528	$11.928	0
	2010	$11.928	$13.514	0
	2011	$13.514	$13.177	0
	2012	$13.177	$15.028	0
	2013	$15.028	$19.320	0
	2014	$19.320	$20.863	0
	2015	$20.863	$21.040	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.255	$20.474	0
	2007	$20.474	$19.744	0
	2008	$19.744	$11.972	0
	2009	$11.972	$16.029	0
	2010	$16.029	$19.293	0
	2011	$19.293	$18.421	0
	2012	$18.421	$21.201	0
	2013	$21.201	$29.161	0
	2014	$29.161	$31.846	0
	2015	$31.846	$29.250	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.231	0
	2010	$12.231	$13.471	0
	2011	$13.471	$13.430	0
	2012	$13.430	$15.671	0
	2013	$15.671	$20.297	0
	2014	$20.297	$22.366	0
	2015	$22.366	$21.210	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.946	$14.173	0
	2007	$14.173	$13.993	1,264
	2008	$13.993	$8.113	1,258
	2009	$8.113	$9.969	1,250
	2010	$9.969	$10.806	1,243
	2011	$10.806	$10.863	1,237
	2012	$10.863	$11.956	1,230
	2013	$11.956	$13.810	1,223
	2014	$13.810	$14.950	0
	2015	$14.950	$14.457	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.815	$15.251	0
	2007	$15.251	$15.354	0
	2008	$15.354	$10.013	0
	2009	$10.013	$13.242	0
	2010	$13.242	$14.855	0
	2011	$14.855	$14.469	0
	2012	$14.469	$16.161	0
	2013	$16.161	$18.888	0
	2014	$18.888	$20.216	0
	2015	$20.216	$19.807	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.049	$13.120	0
	2007	$13.120	$12.754	0
	2008	$12.754	$10.345	0
	2009	$10.345	$12.750	0
	2010	$12.750	$12.778	0
	2011	$12.778	$12.352	0
	2012	$12.352	$14.771	0
	2013	$14.771	$20.467	0
	2014	$20.467	$25.553	0
	2015	$25.553	$26.939	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.670	$21.957	0
	2007	$21.957	$25.756	1,165
	2008	$25.756	$17.510	1,160
	2009	$17.510	$18.387	1,152
	2010	$18.387	$18.314	1,146
	2011	$18.314	$16.945	1,140
	2012	$16.945	$17.408	1,134
	2013	$17.408	$19.380	1,128
	2014	$19.380	$21.719	0
	2015	$21.719	$19.137	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.033	$17.045	0
	2007	$17.045	$15.663	804
	2008	$15.663	$9.391	780
	2009	$9.391	$11.924	622
	2010	$11.924	$13.340	499
	2011	$13.340	$12.442	0
	2012	$12.442	$14.498	0
	2013	$14.498	$19.240	0
	2014	$19.240	$20.839	0
	2015	$20.839	$18.848	0

Putnam VT High Yield Fund - Class IB
	2006	$14.479	$15.654	0
	2007	$15.654	$15.737	0
	2008	$15.737	$11.380	0
	2009	$11.380	$16.716	0
	2010	$16.716	$18.646	0
	2011	$18.646	$18.559	0
	2012	$18.559	$21.058	0
	2013	$21.058	$22.214	0
	2014	$22.214	$22.066	0
	2015	$22.066	$20.428	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$10.628	$10.865	0
	2007	$10.865	$11.181	4,245
	2008	$11.181	$8.320	3,650
	2009	$8.320	$11.934	3,378
	2010	$11.934	$12.825	3,144
	2011	$12.825	$13.172	2,491
	2012	$13.172	$14.267	2,477
	2013	$14.267	$14.216	2,464
	2014	$14.216	$14.802	0
	2015	$14.802	$14.267	0

Putnam VT International Equity Fund - Class IB
	2006	$16.610	$20.751	0
	2007	$20.751	$21.992	0
	2008	$21.992	$12.056	0
	2009	$12.056	$14.696	0
	2010	$14.696	$15.816	0
	2011	$15.816	$12.850	0
	2012	$12.850	$15.322	0
	2013	$15.322	$19.194	0
	2014	$19.194	$17.501	0
	2015	$17.501	$17.142	0

Putnam VT Investors Fund - Class IB
	2006	$15.159	$16.894	0
	2007	$16.894	$15.669	0
	2008	$15.669	$9.264	0
	2009	$9.264	$11.854	0
	2010	$11.854	$13.209	0
	2011	$13.209	$12.926	0
	2012	$12.926	$14.770	0
	2013	$14.770	$19.521	0
	2014	$19.521	$21.750	0
	2015	$21.750	$20.810	0

Putnam VT Money Market Fund - Class IB
	2006	$9.681	$9.886	0
	2007	$9.886	$10.131	0
	2008	$10.131	$10.163	0
	2009	$10.163	$9.962	0
	2010	$9.962	$9.747	0
	2011	$9.747	$9.535	0
	2012	$9.535	$9.327	0
	2013	$9.327	$9.123	0
	2014	$9.123	$8.925	0
	2015	$8.925	$8.730	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.591	$16.556	0
	2007	$16.556	$17.121	0
	2008	$17.121	$10.257	0
	2009	$10.257	$13.257	0
	2010	$13.257	$15.502	292
	2011	$15.502	$14.393	0
	2012	$14.393	$16.436	0
	2013	$16.436	$21.935	0
	2014	$21.935	$24.349	0
	2015	$24.349	$23.746	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT New Value Fund - Class IB
	2006	$16.959	$19.246	0
	2007	$19.246	$17.902	0
	2008	$17.902	$9.672	0
	2009	$9.672	$9.100	0

Putnam VT Research Fund - Class IB
	2006	$14.082	$15.333	0
	2007	$15.333	$15.079	0
	2008	$15.079	$9.064	0
	2009	$9.064	$11.807	0
	2010	$11.807	$13.440	0
	2011	$13.440	$12.917	0
	2012	$12.917	$14.897	0
	2013	$14.897	$19.432	0
	2014	$19.432	$21.831	0
	2015	$21.831	$21.023	0

Putnam VT Vista Fund - Class IB
	2006	$17.175	$17.715	0
	2007	$17.715	$17.985	488
	2008	$17.985	$9.579	492
	2009	$9.579	$12.999	375
	2010	$12.999	$14.790	0

Putnam VT Voyager Fund - Class IB
	2006	$13.103	$13.514	0
	2007	$13.514	$13.946	987
	2008	$13.946	$8.589	873
	2009	$8.589	$13.769	546
	2010	$13.769	$16.268	407
	2011	$16.268	$13.072	0
	2012	$13.072	$14.605	0
	2013	$14.605	$20.531	0
	2014	$20.531	$22.034	0
	2015	$22.034	$20.234	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.304	$17.671	0
	2007	$17.671	$18.387	0
	2008	$18.387	$15.290	0
	2009	$15.290	$19.459	0
	2010	$19.459	$20.887	0
	2011	$20.887	$21.838	0
	2012	$21.838	$25.176	0
	2013	$25.176	$22.469	0
	2014	$22.469	$22.612	0
	2015	$22.612	$21.857	0

UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	0
	2007	$14.359	$15.417	0
	2008	$15.417	$10.715	0
	2009	$10.715	$13.579	0
	2010	$13.579	$15.147	0
	2011	$15.147	$16.157	0
	2012	$16.157	$18.266	0
	2013	$18.266	$21.379	0
	2014	$21.379	$21.854	0
	2015	$21.854	$22.701	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	944
	2007	$12.355	$14.730	0
	2008	$14.730	$7.320	0
	2009	$7.320	$11.854	0
	2010	$11.854	$14.245	0
	2011	$14.245	$13.544	0
	2012	$13.544	$15.151	0
	2013	$15.151	$21.944	0
	2014	$21.944	$22.828	0
	2015	$22.828	$25.061	0

UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	0
	2007	$12.266	$14.595	0
	2008	$14.595	$7.231	0
	2009	$7.231	$11.679	0
	2010	$11.679	$14.007	0
	2011	$14.007	$13.284	0
	2012	$13.284	$14.819	0
	2013	$14.819	$21.411	0
	2014	$21.411	$22.218	0
	2015	$22.218	$24.332	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	0
	2007	$9.793	$11.743	0
	2008	$11.743	$6.108	0
	2009	$6.108	$9.402	0
	2010	$9.402	$12.164	0
	2011	$12.164	$11.044	0
	2012	$11.044	$11.719	0
	2013	$11.719	$15.758	0
	2014	$15.758	$15.697	0
	2015	$15.697	$14.434	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	0
	2007	$19.025	$19.158	0
	2008	$19.158	$11.161	0
	2009	$11.161	$16.008	0
	2010	$16.008	$19.816	0
	2011	$19.816	$17.694	0
	2012	$17.694	$19.851	0
	2013	$19.851	$33.266	0
	2014	$33.266	$28.027	0
	2015	$28.027	$24.728	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.947	$29.555	0
	2007	$29.555	$23.911	0
	2008	$23.911	$14.486	0
	2009	$14.486	$18.206	0
	2010	$18.206	$23.066	0
	2011	$23.066	$23.839	0
	2012	$23.839	$26.959	0
	2013	$26.959	$26.830	0
	2014	$26.830	$33.965	0
	2015	$33.965	$33.860	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.854	$10.040	0
	2007	$10.040	$10.257	0
	2008	$10.257	$10.212	0
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003

Mortality & Expense = 2.05

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.224	0
	2007	$10.224	$11.723	0
	2008	$11.723	$6.568	0
	2009	$6.568	$8.698	0
	2010	$8.698	$9.943	0
	2011	$9.943	$9.450	0
	2012	$9.450	$10.728	0
	2013	$10.728	$13.735	0
	2014	$13.735	$14.992	0
	2015	$14.992	$14.717	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.415	0
	2007	$10.415	$11.038	1,221
	2008	$11.038	$8.075	0
	2009	$8.075	$9.785	0
	2010	$9.785	$10.766	0
	2011	$10.766	$10.480	0
	2012	$10.480	$11.432	0
	2013	$11.432	$12.651	0
	2014	$12.651	$12.888	0
	2015	$12.888	$12.532	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.445	0
	2007	$10.445	$11.227	0
	2008	$11.227	$7.375	0
	2009	$7.375	$9.269	0
	2010	$9.269	$10.359	0
	2011	$10.359	$10.002	0
	2012	$10.002	$11.056	0
	2013	$11.056	$12.498	0
	2014	$12.498	$12.779	0
	2015	$12.779	$12.436	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.454	0
	2007	$10.454	$11.350	0
	2008	$11.350	$6.860	0
	2009	$6.860	$8.798	0
	2010	$8.798	$9.967	0
	2011	$9.967	$9.469	0
	2012	$9.469	$10.662	0
	2013	$10.662	$12.654	0
	2014	$12.654	$12.958	0
	2015	$12.958	$12.600	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.306	0
	2007	$10.306	$10.670	0
	2008	$10.670	$9.314	0
	2009	$9.314	$10.439	0
	2010	$10.439	$10.946	0
	2011	$10.946	$10.850	0
	2012	$10.850	$11.270	0
	2013	$11.270	$11.591	0
	2014	$11.591	$11.732	0
	2015	$11.732	$11.404	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.462	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.703	0
	2007	$9.703	$11.601	0
	2008	$11.601	$6.263	0
	2009	$6.263	$8.843	0
	2010	$8.843	$10.354	0
	2011	$10.354	$10.168	0
	2012	$10.168	$11.746	0
	2013	$11.746	$15.457	0
	2014	$15.457	$16.975	0
	2015	$16.975	$17.976	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.776	0
	2007	$10.776	$11.079	0
	2008	$11.079	$6.806	0
	2009	$6.806	$8.403	0
	2010	$8.403	$9.425	0
	2011	$9.425	$9.379	0
	2012	$9.379	$10.602	0
	2013	$10.602	$13.671	0
	2014	$13.671	$15.141	0
	2015	$15.141	$14.962	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.835	0
	2007	$9.835	$11.088	0
	2008	$11.088	$6.546	0
	2009	$6.546	$8.943	0
	2010	$8.943	$11.241	0
	2011	$11.241	$9.797	0
	2012	$9.797	$10.972	0
	2013	$10.972	$14.574	0
	2014	$14.574	$15.106	0
	2015	$15.106	$14.527	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.579	$16.642	0
	2007	$16.642	$15.664	277
	2008	$15.664	$9.931	239
	2009	$9.931	$12.286	247
	2010	$12.286	$14.015	246
	2011	$14.015	$14.031	239
	2012	$14.031	$15.394	234
	2013	$15.394	$19.505	232
	2014	$19.505	$20.810	229
	2015	$20.810	$20.159	227

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.116	$12.850	0
	2007	$12.850	$13.033	1,024
	2008	$13.033	$8.962	0
	2009	$8.962	$11.880	0
	2010	$11.880	$13.086	0
	2011	$13.086	$13.099	0
	2012	$13.099	$14.425	0
	2013	$14.425	$16.068	0
	2014	$16.068	$16.433	0
	2015	$16.433	$14.931	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.382	$11.256	0
	2007	$11.256	$11.688	0
	2008	$11.688	$7.481	0
	2009	$7.481	$9.488	0
	2010	$9.488	$10.350	0
	2011	$10.350	$9.966	0
	2012	$9.966	$10.948	0
	2013	$10.948	$13.768	0
	2014	$13.768	$15.136	0
	2015	$15.136	$15.629	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.970	0
	2007	$10.970	$11.993	0
	2008	$11.993	$8.388	0
	2009	$8.388	$10.112	0
	2010	$10.112	$11.068	0
	2011	$11.068	$10.500	0
	2012	$10.500	$11.636	0
	2013	$11.636	$14.517	0
	2014	$14.517	$15.002	0
	2015	$15.002	$14.130	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.019	$17.383	0
	2007	$17.383	$17.583	83
	2008	$17.583	$10.810	73
	2009	$10.810	$13.320	76
	2010	$13.320	$14.480	79
	2011	$14.480	$14.009	79
	2012	$14.009	$15.645	77
	2013	$15.645	$19.617	77
	2014	$19.617	$20.544	76
	2015	$20.544	$19.092	75

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.635	$21.313	0
	2007	$21.313	$20.337	200
	2008	$20.337	$13.317	0
	2009	$13.317	$16.814	0
	2010	$16.814	$21.077	0
	2011	$21.077	$19.831	0
	2012	$19.831	$22.950	0
	2013	$22.950	$30.567	0
	2014	$30.567	$30.053	0
	2015	$30.053	$27.209	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.264	$18.345	0
	2007	$18.345	$19.948	0
	2008	$19.948	$11.213	0
	2009	$11.213	$15.739	0
	2010	$15.739	$19.637	0
	2011	$19.637	$18.271	0
	2012	$18.271	$19.798	0
	2013	$19.798	$26.740	0
	2014	$26.740	$28.094	0
	2015	$28.094	$26.735	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.219	$10.392	0
	2007	$10.392	$10.830	0
	2008	$10.830	$11.390	0
	2009	$11.390	$11.480	0
	2010	$11.480	$11.816	0
	2011	$11.816	$12.208	0
	2012	$12.208	$12.159	0
	2013	$12.159	$11.621	0
	2014	$11.621	$11.745	0
	2015	$11.745	$11.536	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.496	$31.929	0
	2007	$31.929	$40.194	160
	2008	$40.194	$18.582	0
	2009	$18.582	$31.354	0
	2010	$31.354	$36.043	0
	2011	$36.043	$29.649	0
	2012	$29.649	$32.799	0
	2013	$32.799	$31.768	0
	2014	$31.768	$28.450	0
	2015	$28.450	$22.360	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.883	$20.046	0
	2007	$20.046	$22.623	465
	2008	$22.623	$13.186	0
	2009	$13.186	$17.665	0
	2010	$17.665	$18.722	0
	2011	$18.722	$16.356	0
	2012	$16.356	$18.904	0
	2013	$18.904	$22.726	0
	2014	$22.726	$19.744	0
	2015	$19.744	$18.048	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.627	$15.024	0
	2007	$15.024	$16.301	0
	2008	$16.301	$16.925	0
	2009	$16.925	$19.638	0
	2010	$19.638	$21.972	0
	2011	$21.972	$21.294	0
	2012	$21.294	$23.952	0
	2013	$23.952	$23.797	0
	2014	$23.797	$23.690	0
	2015	$23.690	$22.162	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.826	$12.869	0
	2007	$12.869	$14.673	326
	2008	$14.673	$7.299	0
	2009	$7.299	$11.819	0
	2010	$11.819	$13.815	0
	2011	$13.815	$12.643	0
	2012	$12.643	$14.015	0
	2013	$14.015	$19.154	0
	2014	$19.154	$20.254	0
	2015	$20.254	$20.741	0

Invesco V.I. American Value Fund - Series I
	2006	$12.360	$14.585	0
	2007	$14.585	$15.375	0
	2008	$15.375	$8.824	0
	2009	$8.824	$12.009	0
	2010	$12.009	$14.351	0
	2011	$14.351	$14.159	0
	2012	$14.159	$16.237	0
	2013	$16.237	$21.313	0
	2014	$21.313	$22.867	0
	2015	$22.867	$20.314	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.335	$14.546	0
	2007	$14.546	$15.320	0
	2008	$15.320	$8.773	0
	2009	$8.773	$11.935	0
	2010	$11.935	$14.256	0
	2011	$14.256	$14.052	0
	2012	$14.052	$16.082	0
	2013	$16.082	$21.057	0
	2014	$21.057	$22.537	0
	2015	$22.537	$19.970	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.495	$13.041	0
	2007	$13.041	$12.451	0
	2008	$12.451	$7.814	0
	2009	$7.814	$9.809	0
	2010	$9.809	$11.094	0
	2011	$11.094	$10.617	0
	2012	$10.617	$12.343	0
	2013	$12.343	$16.369	0
	2014	$16.369	$17.459	0
	2015	$17.459	$16.010	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.462	$12.616	0
	2007	$12.616	$12.746	0
	2008	$12.746	$9.634	0
	2009	$9.634	$11.536	0
	2010	$11.536	$12.635	0
	2011	$12.635	$12.192	0
	2012	$12.192	$13.395	0
	2013	$13.395	$16.353	0
	2014	$16.353	$17.389	0
	2015	$17.389	$16.560	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.898	$18.026	0
	2007	$18.026	$18.064	0
	2008	$18.064	$11.971	0
	2009	$11.971	$14.524	0
	2010	$14.524	$15.930	0
	2011	$15.930	$15.222	0
	2012	$15.222	$17.015	0
	2013	$17.015	$22.251	0
	2014	$22.251	$23.921	0
	2015	$23.921	$22.610	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.037	$12.347	0
	2007	$12.347	$14.194	103
	2008	$14.194	$7.377	107
	2009	$7.377	$11.277	90
	2010	$11.277	$14.031	82
	2011	$14.031	$12.433	90
	2012	$12.433	$13.567	88
	2013	$13.567	$18.119	87
	2014	$18.119	$19.075	87
	2015	$19.075	$18.842	86

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.247	$10.952	0
	2007	$10.952	$11.368	758
	2008	$11.368	$9.165	0
	2009	$9.165	$12.033	0
	2010	$12.033	$13.213	0
	2011	$13.213	$13.483	0
	2012	$13.483	$14.833	0
	2013	$14.833	$15.686	0
	2014	$15.686	$16.001	0
	2015	$16.001	$15.403	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.391	$12.767	0
	2007	$12.767	$13.318	997
	2008	$13.318	$9.287	0
	2009	$9.287	$11.437	0
	2010	$11.437	$13.308	0
	2011	$13.308	$12.427	0
	2012	$12.427	$13.433	0
	2013	$13.433	$17.828	0
	2014	$17.828	$18.674	0
	2015	$18.674	$17.627	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.981	$12.590	0
	2007	$12.590	$12.729	0
	2008	$12.729	$7.911	0
	2009	$7.911	$9.196	0
	2010	$9.196	$10.555	0
	2011	$10.555	$9.692	0
	2012	$9.692	$10.619	0
	2013	$10.619	$14.108	0
	2014	$14.108	$14.848	0
	2015	$14.848	$14.100	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.380	$12.004	0
	2007	$12.004	$14.231	0
	2008	$14.231	$8.592	0
	2009	$8.592	$12.225	0
	2010	$12.225	$14.691	0
	2011	$14.691	$12.919	0
	2012	$12.919	$14.410	0
	2013	$14.410	$19.311	0
	2014	$19.311	$20.024	0
	2015	$20.024	$20.109	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.754	$12.897	0
	2007	$12.897	$12.680	0
	2008	$12.680	$7.517	0
	2009	$7.517	$9.304	0
	2010	$9.304	$11.409	0
	2011	$11.409	$10.707	0
	2012	$10.707	$11.988	0
	2013	$11.988	$15.274	0
	2014	$15.274	$16.653	0
	2015	$16.653	$15.663	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.083	$13.773	0
	2007	$13.773	$15.329	0
	2008	$15.329	$8.142	0
	2009	$8.142	$11.474	0
	2010	$11.474	$12.243	0
	2011	$12.243	$11.805	0
	2012	$11.805	$13.133	0
	2013	$13.133	$16.618	0
	2014	$16.618	$18.703	0
	2015	$18.703	$18.882	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.171	$15.359	0
	2007	$15.359	$15.537	185
	2008	$15.537	$8.564	185
	2009	$8.564	$10.180	200
	2010	$10.180	$11.214	204
	2011	$11.214	$11.005	197
	2012	$11.005	$12.060	203
	2013	$12.060	$13.304	200
	2014	$13.304	$14.048	198
	2015	$14.048	$13.811	196

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.098	$10.360	0
	2007	$10.360	$10.540	1,572
	2008	$10.540	$6.278	0
	2009	$6.278	$6.693	0
	2010	$6.693	$7.281	0
	2011	$7.281	$7.682	0
	2012	$7.682	$8.274	280
	2013	$8.274	$8.058	277
	2014	$8.058	$8.423	275
	2015	$8.423	$8.292	271

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.756	$15.820	0
	2007	$15.820	$16.397	0
	2008	$16.397	$8.141	0
	2009	$8.141	$10.526	0
	2010	$10.526	$13.086	0
	2011	$13.086	$12.900	0
	2012	$12.900	$14.649	0
	2013	$14.649	$19.423	0
	2014	$19.423	$20.036	0
	2015	$20.036	$20.831	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.351	$21.057	0
	2007	$21.057	$21.834	67
	2008	$21.834	$12.736	63
	2009	$12.736	$17.350	59
	2010	$17.350	$19.625	58
	2011	$19.625	$17.551	63
	2012	$17.551	$20.751	0
	2013	$20.751	$25.762	0
	2014	$25.762	$25.703	0
	2015	$25.703	$26.050	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.823	$13.443	0
	2007	$13.443	$14.396	0
	2008	$14.396	$12.035	0
	2009	$12.035	$13.931	0
	2010	$13.931	$15.631	0
	2011	$15.631	$15.381	0
	2012	$15.381	$17.013	72
	2013	$17.013	$16.571	71
	2014	$16.571	$16.603	71
	2015	$16.603	$15.827	70

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.665	$14.592	0
	2007	$14.592	$14.197	101
	2008	$14.197	$2.973	274
	2009	$2.973	$3.661	278
	2010	$3.661	$4.096	282
	2011	$4.096	$3.902	277
	2012	$3.902	$4.313	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.863	$15.554	0
	2007	$15.554	$15.835	0
	2008	$15.835	$9.500	0
	2009	$9.500	$11.888	0
	2010	$11.888	$13.461	0
	2011	$13.461	$13.118	0
	2012	$13.118	$14.954	0
	2013	$14.954	$19.215	0
	2014	$19.215	$20.739	0
	2015	$20.739	$20.904	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.230	$20.435	0
	2007	$20.435	$19.697	0
	2008	$19.697	$11.937	0
	2009	$11.937	$15.974	0
	2010	$15.974	$19.217	0
	2011	$19.217	$18.340	0
	2012	$18.340	$21.096	0
	2013	$21.096	$29.002	0
	2014	$29.002	$31.657	0
	2015	$31.657	$29.062	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.189	0
	2010	$12.189	$13.419	0
	2011	$13.419	$13.371	0
	2012	$13.371	$15.594	0
	2013	$15.594	$20.186	0
	2014	$20.186	$22.233	0
	2015	$22.233	$21.073	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.928	$14.146	0
	2007	$14.146	$13.959	0
	2008	$13.959	$8.089	0
	2009	$8.089	$9.935	0
	2010	$9.935	$10.764	0
	2011	$10.764	$10.814	0
	2012	$10.814	$11.897	0
	2013	$11.897	$13.735	0
	2014	$13.735	$14.861	0
	2015	$14.861	$14.364	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.796	$15.223	0
	2007	$15.223	$15.317	0
	2008	$15.317	$9.984	0
	2009	$9.984	$13.197	0
	2010	$13.197	$14.796	0
	2011	$14.796	$14.405	0
	2012	$14.405	$16.081	0
	2013	$16.081	$18.786	0
	2014	$18.786	$20.095	0
	2015	$20.095	$19.679	0

Putnam VT Global Health Care Fund - Class IB
	2006	$13.031	$13.096	0
	2007	$13.096	$12.724	0
	2008	$12.724	$10.315	0
	2009	$10.315	$12.706	0
	2010	$12.706	$12.728	0
	2011	$12.728	$12.297	0
	2012	$12.297	$14.698	0
	2013	$14.698	$20.356	0
	2014	$20.356	$25.401	0
	2015	$25.401	$26.765	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.646	$21.916	0
	2007	$21.916	$25.695	0
	2008	$25.695	$17.460	0
	2009	$17.460	$18.324	0
	2010	$18.324	$18.243	0
	2011	$18.243	$16.870	0
	2012	$16.870	$17.323	0
	2013	$17.323	$19.274	0
	2014	$19.274	$21.590	0
	2015	$21.590	$19.013	0

Putnam VT Growth and Income Fund - Class IB
	2006	$15.013	$17.013	0
	2007	$17.013	$15.625	0
	2008	$15.625	$9.364	0
	2009	$9.364	$11.883	0
	2010	$11.883	$13.287	0
	2011	$13.287	$12.387	0
	2012	$12.387	$14.427	0
	2013	$14.427	$19.135	0
	2014	$19.135	$20.715	0
	2015	$20.715	$18.726	0

Putnam VT High Yield Fund - Class IB
	2006	$14.460	$15.624	0
	2007	$15.624	$15.699	0
	2008	$15.699	$11.347	0
	2009	$11.347	$16.659	0
	2010	$16.659	$18.573	0
	2011	$18.573	$18.477	0
	2012	$18.477	$20.954	0
	2013	$20.954	$22.093	0
	2014	$22.093	$21.935	0
	2015	$21.935	$20.296	0

Putnam VT Income Fund - Class IB
	2006	$10.613	$10.845	0
	2007	$10.845	$11.155	0
	2008	$11.155	$8.296	0
	2009	$8.296	$11.894	0
	2010	$11.894	$12.775	0
	2011	$12.775	$13.114	0
	2012	$13.114	$14.197	0
	2013	$14.197	$14.139	0
	2014	$14.139	$14.714	0
	2015	$14.714	$14.175	0

Putnam VT International Equity Fund - Class IB
	2006	$16.587	$20.712	0
	2007	$20.712	$21.939	0
	2008	$21.939	$12.021	0
	2009	$12.021	$14.646	0
	2010	$14.646	$15.754	0
	2011	$15.754	$12.793	0
	2012	$12.793	$15.247	0
	2013	$15.247	$19.090	0
	2014	$19.090	$17.397	0
	2015	$17.397	$17.031	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.138	$16.863	0
	2007	$16.863	$15.631	0
	2008	$15.631	$9.237	0
	2009	$9.237	$11.814	0
	2010	$11.814	$13.157	0
	2011	$13.157	$12.868	0
	2012	$12.868	$14.697	0
	2013	$14.697	$19.414	0
	2014	$19.414	$21.620	0
	2015	$21.620	$20.676	0

Putnam VT Money Market Fund - Class IB
	2006	$9.668	$9.867	0
	2007	$9.867	$10.107	0
	2008	$10.107	$10.134	0
	2009	$10.134	$9.928	0
	2010	$9.928	$9.709	0
	2011	$9.709	$9.493	0
	2012	$9.493	$9.281	0
	2013	$9.281	$9.074	0
	2014	$9.074	$8.871	0
	2015	$8.871	$8.674	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.570	$16.525	0
	2007	$16.525	$17.080	0
	2008	$17.080	$10.227	0
	2009	$10.227	$13.211	0
	2010	$13.211	$15.442	0
	2011	$15.442	$14.329	0
	2012	$14.329	$16.355	0
	2013	$16.355	$21.815	0
	2014	$21.815	$24.204	0
	2015	$24.204	$23.593	0

Putnam VT New Value Fund - Class IB
	2006	$16.936	$19.210	0
	2007	$19.210	$17.859	0
	2008	$17.859	$9.644	0
	2009	$9.644	$9.073	0

Putnam VT Research Fund - Class IB
	2006	$14.063	$15.304	0
	2007	$15.304	$15.043	0
	2008	$15.043	$9.037	0
	2009	$9.037	$11.767	0
	2010	$11.767	$13.387	0
	2011	$13.387	$12.859	0
	2012	$12.859	$14.823	0
	2013	$14.823	$19.326	0
	2014	$19.326	$21.701	0
	2015	$21.701	$20.887	0

Putnam VT Vista Fund - Class IB
	2006	$17.151	$17.682	0
	2007	$17.682	$17.942	0
	2008	$17.942	$9.551	0
	2009	$9.551	$12.955	0
	2010	$12.955	$14.734	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.086	$13.489	0
	2007	$13.489	$13.913	0
	2008	$13.913	$8.564	0
	2009	$8.564	$13.722	0
	2010	$13.722	$16.205	0
	2011	$16.205	$13.015	0
	2012	$13.015	$14.533	0
	2013	$14.533	$20.419	0
	2014	$20.419	$21.903	0
	2015	$21.903	$20.103	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.282	$17.638	0
	2007	$17.638	$18.343	0
	2008	$18.343	$15.246	0
	2009	$15.246	$19.393	0
	2010	$19.393	$20.806	0
	2011	$20.806	$21.741	0
	2012	$21.741	$25.052	0
	2013	$25.052	$22.346	0
	2014	$22.346	$22.477	0
	2015	$22.477	$21.715	0

UIF Global Franchise Portfolio, Class II
	2006	$12.069	$14.337	0
	2007	$14.337	$15.385	0
	2008	$15.385	$10.687	0
	2009	$10.687	$13.537	0
	2010	$13.537	$15.093	0
	2011	$15.093	$16.091	0
	2012	$16.091	$18.182	0
	2013	$18.182	$21.270	0
	2014	$21.270	$21.731	0
	2015	$21.731	$22.562	0

UIF Growth Portfolio, Class I
	2006	$12.122	$12.338	116
	2007	$12.338	$14.702	100
	2008	$14.702	$7.303	105
	2009	$7.303	$11.819	87
	2010	$11.819	$14.197	80
	2011	$14.197	$13.491	81
	2012	$13.491	$15.084	0
	2013	$15.084	$21.835	0
	2014	$21.835	$22.704	0
	2015	$22.704	$24.912	0

UIF Growth Portfolio, Class II
	2006	$12.069	$12.250	0
	2007	$12.250	$14.568	0
	2008	$14.568	$7.213	0
	2009	$7.213	$11.646	0
	2010	$11.646	$13.959	0
	2011	$13.959	$13.232	0
	2012	$13.232	$14.753	0
	2013	$14.753	$21.306	0
	2014	$21.306	$22.097	0
	2015	$22.097	$24.187	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.789	0
	2007	$9.789	$11.733	0
	2008	$11.733	$6.100	0
	2009	$6.100	$9.384	0
	2010	$9.384	$12.135	0
	2011	$12.135	$11.012	0
	2012	$11.012	$11.679	0
	2013	$11.679	$15.697	0
	2014	$15.697	$15.628	0
	2015	$15.628	$14.362	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.368	$18.990	0
	2007	$18.990	$19.112	0
	2008	$19.112	$11.128	0
	2009	$11.128	$15.954	0
	2010	$15.954	$19.739	0
	2011	$19.739	$17.616	0
	2012	$17.616	$19.753	0
	2013	$19.753	$33.085	0
	2014	$33.085	$27.860	0
	2015	$27.860	$24.569	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.917	$29.500	0
	2007	$29.500	$23.854	0
	2008	$23.854	$14.444	0
	2009	$14.444	$18.144	0
	2010	$18.144	$22.976	0
	2011	$22.976	$23.734	0
	2012	$23.734	$26.826	0
	2013	$26.826	$26.684	0
	2014	$26.684	$33.763	0
	2015	$33.763	$33.642	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.844	$10.025	0
	2007	$10.025	$10.236	0
	2008	$10.236	$10.186	0
	2009	$10.186	$9.966	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003

Mortality & Expense = 2.1

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.221	0
	2007	$10.221	$11.713	5,776
	2008	$11.713	$6.559	16,932
	2009	$6.559	$8.682	12,298
	2010	$8.682	$9.919	26,489
	2011	$9.919	$9.422	27,655
	2012	$9.422	$10.692	15,055
	2013	$10.692	$13.681	14,160
	2014	$13.681	$14.926	9,265
	2015	$14.926	$14.644	10,989

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.029	0
	2008	$11.029	$8.064	0
	2009	$8.064	$9.766	0
	2010	$9.766	$10.740	0
	2011	$10.740	$10.450	0
	2012	$10.450	$11.393	0
	2013	$11.393	$12.601	0
	2014	$12.601	$12.831	0
	2015	$12.831	$12.471	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.441	0
	2007	$10.441	$11.218	0
	2008	$11.218	$7.365	0
	2009	$7.365	$9.251	2,748
	2010	$9.251	$10.335	2,551
	2011	$10.335	$9.973	18,782
	2012	$9.973	$11.018	22,039
	2013	$11.018	$12.449	20,636
	2014	$12.449	$12.723	5,115
	2015	$12.723	$12.374	4,787

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.450	0
	2007	$10.450	$11.341	0
	2008	$11.341	$6.851	0
	2009	$6.851	$8.781	0
	2010	$8.781	$9.944	0
	2011	$9.944	$9.441	0
	2012	$9.441	$10.625	0
	2013	$10.625	$12.605	0
	2014	$12.605	$12.900	0
	2015	$12.900	$12.538	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.303	0
	2007	$10.303	$10.661	0
	2008	$10.661	$9.302	0
	2009	$9.302	$10.419	11,115
	2010	$10.419	$10.919	13,118
	2011	$10.919	$10.818	14,309
	2012	$10.818	$11.231	0
	2013	$11.231	$11.546	0
	2014	$11.546	$11.680	0
	2015	$11.680	$11.348	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.376	3,244

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.700	0
	2007	$9.700	$11.591	1,018
	2008	$11.591	$6.254	2,417
	2009	$6.254	$8.826	4,551
	2010	$8.826	$10.329	4,410
	2011	$10.329	$10.138	4,282
	2012	$10.138	$11.706	2,219
	2013	$11.706	$15.397	1,840
	2014	$15.397	$16.900	1,757
	2015	$16.900	$17.893	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.772	0
	2007	$10.772	$11.069	4,801
	2008	$11.069	$6.797	3,287
	2009	$6.797	$8.388	1,088
	2010	$8.388	$9.403	1,083
	2011	$9.403	$9.352	726
	2012	$9.352	$10.565	720
	2013	$10.565	$13.618	716
	2014	$13.618	$15.074	712
	2015	$15.074	$14.888	707

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.831	0
	2007	$9.831	$11.078	2,365
	2008	$11.078	$6.537	4,673
	2009	$6.537	$8.926	2,184
	2010	$8.926	$11.214	2,067
	2011	$11.214	$9.769	1,961
	2012	$9.769	$10.934	1,860
	2013	$10.934	$14.516	1,769
	2014	$14.516	$15.040	1,689
	2015	$15.040	$14.456	1,613

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.567	$16.620	0
	2007	$16.620	$15.635	45,934
	2008	$15.635	$9.908	30,705
	2009	$9.908	$12.251	29,535
	2010	$12.251	$13.968	24,122
	2011	$13.968	$13.977	18,114
	2012	$13.977	$15.326	15,089
	2013	$15.326	$19.409	14,150
	2014	$19.409	$20.697	14,321
	2015	$20.697	$20.039	11,090

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.107	$12.833	0
	2007	$12.833	$13.008	16,513
	2008	$13.008	$8.941	141
	2009	$8.941	$11.846	140
	2010	$11.846	$13.042	139
	2011	$13.042	$13.047	138
	2012	$13.047	$14.361	137
	2013	$14.361	$15.988	1,463
	2014	$15.988	$16.343	7,945
	2015	$16.343	$14.843	134

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.375	$11.243	0
	2007	$11.243	$11.669	2,893
	2008	$11.669	$7.465	6,904
	2009	$7.465	$9.462	12,320
	2010	$9.462	$10.317	3,011
	2011	$10.317	$9.929	2,845
	2012	$9.929	$10.902	2,825
	2013	$10.902	$13.703	2,694
	2014	$13.703	$15.057	2,617
	2015	$15.057	$15.540	2,534

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.966	0
	2007	$10.966	$11.983	0
	2008	$11.983	$8.377	0
	2009	$8.377	$10.093	0
	2010	$10.093	$11.042	0
	2011	$11.042	$10.470	0
	2012	$10.470	$11.596	0
	2013	$11.596	$14.460	0
	2014	$14.460	$14.935	0
	2015	$14.935	$14.060	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$15.007	$17.360	0
	2007	$17.360	$17.550	35,385
	2008	$17.550	$10.784	25,169
	2009	$10.784	$13.282	23,773
	2010	$13.282	$14.431	20,474
	2011	$14.431	$13.955	18,037
	2012	$13.955	$15.576	15,672
	2013	$15.576	$19.521	14,609
	2014	$19.521	$20.433	8,278
	2015	$20.433	$18.979	8,186

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.620	$21.285	0
	2007	$21.285	$20.300	9,718
	2008	$20.300	$13.285	5,977
	2009	$13.285	$16.766	6,615
	2010	$16.766	$21.006	4,063
	2011	$21.006	$19.754	5,986
	2012	$19.754	$22.850	4,828
	2013	$22.850	$30.417	4,544
	2014	$30.417	$29.890	2,546
	2015	$29.890	$27.048	2,342

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.250	$18.321	0
	2007	$18.321	$19.911	0
	2008	$19.911	$11.187	0
	2009	$11.187	$15.694	0
	2010	$15.694	$19.571	0
	2011	$19.571	$18.200	0
	2012	$18.200	$19.711	0
	2013	$19.711	$26.609	0
	2014	$26.609	$27.943	0
	2015	$27.943	$26.577	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.211	$10.378	0
	2007	$10.378	$10.809	202
	2008	$10.809	$11.363	3,241
	2009	$11.363	$11.447	5,433
	2010	$11.447	$11.776	5,414
	2011	$11.776	$12.160	5,396
	2012	$12.160	$12.105	1,142
	2013	$12.105	$11.563	818
	2014	$11.563	$11.681	770
	2015	$11.681	$11.468	5,500

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.476	$31.887	0
	2007	$31.887	$40.120	9,002
	2008	$40.120	$18.539	5,816
	2009	$18.539	$31.264	5,414
	2010	$31.264	$35.922	7,602
	2011	$35.922	$29.535	7,416
	2012	$29.535	$32.655	5,794
	2013	$32.655	$31.613	6,464
	2014	$31.613	$28.297	3,631
	2015	$28.297	$22.228	3,772

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.869	$20.019	0
	2007	$20.019	$22.582	9,877
	2008	$22.582	$13.155	6,198
	2009	$13.155	$17.615	7,713
	2010	$17.615	$18.659	3,810
	2011	$18.659	$16.293	2,658
	2012	$16.293	$18.822	2,070
	2013	$18.822	$22.615	2,067
	2014	$22.615	$19.637	1,912
	2015	$19.637	$17.942	1,910

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.616	$15.004	0
	2007	$15.004	$16.271	0
	2008	$16.271	$16.886	0
	2009	$16.886	$19.582	0
	2010	$19.582	$21.898	0
	2011	$21.898	$21.211	0
	2012	$21.211	$23.847	0
	2013	$23.847	$23.680	0
	2014	$23.680	$23.562	0
	2015	$23.562	$22.031	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.816	$12.852	0
	2007	$12.852	$14.646	16,037
	2008	$14.646	$7.281	8,904
	2009	$7.281	$11.785	8,197
	2010	$11.785	$13.768	5,966
	2011	$13.768	$12.594	4,910
	2012	$12.594	$13.954	3,733
	2013	$13.954	$19.060	3,320
	2014	$19.060	$20.145	2,767
	2015	$20.145	$20.618	3,916

Invesco V.I. American Value Fund - Series I
	2006	$12.349	$14.565	18,244
	2007	$14.565	$15.346	15,669
	2008	$15.346	$8.803	9,201
	2009	$8.803	$11.974	8,864
	2010	$11.974	$14.302	5,615
	2011	$14.302	$14.104	5,189
	2012	$14.104	$16.165	4,205
	2013	$16.165	$21.208	3,890
	2014	$21.208	$22.743	2,028
	2015	$22.743	$20.193	1,988

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.324	$14.526	0
	2007	$14.526	$15.291	0
	2008	$15.291	$8.752	0
	2009	$8.752	$11.900	929
	2010	$11.900	$14.207	863
	2011	$14.207	$13.997	0
	2012	$13.997	$16.011	0
	2013	$16.011	$20.953	0
	2014	$20.953	$22.414	0
	2015	$22.414	$19.851	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.485	$13.023	0
	2007	$13.023	$12.427	3,439
	2008	$12.427	$7.795	4,795
	2009	$7.795	$9.780	5,743
	2010	$9.780	$11.056	1,591
	2011	$11.056	$10.576	1,507
	2012	$10.576	$12.289	1,402
	2013	$12.289	$16.288	1,314
	2014	$16.288	$17.364	1,295
	2015	$17.364	$15.915	1,321

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.452	$12.598	0
	2007	$12.598	$12.722	3,276
	2008	$12.722	$9.611	2,662
	2009	$9.611	$11.503	509
	2010	$11.503	$12.592	329
	2011	$12.592	$12.144	232
	2012	$12.144	$13.335	230
	2013	$13.335	$16.273	1,596
	2014	$16.273	$17.294	4,010
	2015	$17.294	$16.461	226

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.885	$18.002	0
	2007	$18.002	$18.031	19,582
	2008	$18.031	$11.943	12,734
	2009	$11.943	$14.483	14,225
	2010	$14.483	$15.877	8,530
	2011	$15.877	$15.163	7,489
	2012	$15.163	$16.941	6,180
	2013	$16.941	$22.143	5,548
	2014	$22.143	$23.792	4,299
	2015	$23.792	$22.477	4,231

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.027	$12.331	0
	2007	$12.331	$14.167	12,106
	2008	$14.167	$7.359	7,216
	2009	$7.359	$11.244	6,935
	2010	$11.244	$13.983	4,268
	2011	$13.983	$12.385	3,909
	2012	$12.385	$13.507	3,127
	2013	$13.507	$18.029	2,939
	2014	$18.029	$18.971	2,389
	2015	$18.971	$18.730	2,372

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.240	$10.940	0
	2007	$10.940	$11.349	594
	2008	$11.349	$9.145	2,051
	2009	$9.145	$12.001	3,260
	2010	$12.001	$13.170	18,384
	2011	$13.170	$13.434	15,886
	2012	$13.434	$14.770	12,953
	2013	$14.770	$15.612	12,890
	2014	$15.612	$15.917	11,216
	2015	$15.917	$15.314	12,988

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.384	$12.752	0
	2007	$12.752	$13.296	3,727
	2008	$13.296	$9.267	2,910
	2009	$9.267	$11.406	1,058
	2010	$11.406	$13.266	518
	2011	$13.266	$12.381	291
	2012	$12.381	$13.377	288
	2013	$13.377	$17.744	287
	2014	$17.744	$18.576	285
	2015	$18.576	$17.526	283

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.974	$12.575	0
	2007	$12.575	$12.708	4,044
	2008	$12.708	$7.894	2,751
	2009	$7.894	$9.171	1,978
	2010	$9.171	$10.521	1,624
	2011	$10.521	$9.656	4,752
	2012	$9.656	$10.574	4,519
	2013	$10.574	$14.042	4,323
	2014	$14.042	$14.770	1,632
	2015	$14.770	$14.019	1,622

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.373	$11.991	0
	2007	$11.991	$14.208	474
	2008	$14.208	$8.573	0
	2009	$8.573	$12.192	0
	2010	$12.192	$14.644	0
	2011	$14.644	$12.871	0
	2012	$12.871	$14.349	0
	2013	$14.349	$19.220	0
	2014	$19.220	$19.919	0
	2015	$19.919	$19.993	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.746	$12.882	0
	2007	$12.882	$12.658	4,438
	2008	$12.658	$7.500	3,567
	2009	$7.500	$9.279	6,040
	2010	$9.279	$11.373	2,126
	2011	$11.373	$10.667	6,884
	2012	$10.667	$11.938	6,604
	2013	$11.938	$15.201	6,369
	2014	$15.201	$16.566	3,077
	2015	$16.566	$15.573	3,062

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.065	$13.747	0
	2007	$13.747	$15.292	45,933
	2008	$15.292	$8.119	33,105
	2009	$8.119	$11.435	30,306
	2010	$11.435	$12.195	22,098
	2011	$12.195	$11.753	19,224
	2012	$11.753	$13.068	15,869
	2013	$13.068	$16.527	14,667
	2014	$16.527	$18.592	11,734
	2015	$18.592	$18.760	11,037

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.160	$15.339	0
	2007	$15.339	$15.508	6,743
	2008	$15.508	$8.544	7,115
	2009	$8.544	$10.151	7,225
	2010	$10.151	$11.176	7,148
	2011	$11.176	$10.963	6,791
	2012	$10.963	$12.008	6,685
	2013	$12.008	$13.238	6,736
	2014	$13.238	$13.972	5,977
	2015	$13.972	$13.730	5,509

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.092	$10.348	0
	2007	$10.348	$10.523	26,052
	2008	$10.523	$6.264	25,803
	2009	$6.264	$6.675	25,590
	2010	$6.675	$7.258	25,387
	2011	$7.258	$7.654	25,171
	2012	$7.654	$8.239	16,479
	2013	$8.239	$8.020	13,329
	2014	$8.020	$8.379	927
	2015	$8.379	$8.245	7,562

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.743	$15.799	0
	2007	$15.799	$16.367	6,561
	2008	$16.367	$8.122	4,930
	2009	$8.122	$10.496	4,794
	2010	$10.496	$13.041	3,275
	2011	$13.041	$12.850	2,938
	2012	$12.850	$14.585	2,332
	2013	$14.585	$19.328	2,260
	2014	$19.328	$19.928	2,080
	2015	$19.928	$20.708	2,019

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.336	$21.029	0
	2007	$21.029	$21.794	15,140
	2008	$21.794	$12.706	11,208
	2009	$12.706	$17.301	10,632
	2010	$17.301	$19.559	9,766
	2011	$19.559	$17.483	9,000
	2012	$17.483	$20.660	7,185
	2013	$20.660	$25.636	6,788
	2014	$25.636	$25.564	3,129
	2015	$25.564	$25.896	2,769

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.813	$13.426	0
	2007	$13.426	$14.370	13,490
	2008	$14.370	$12.007	21,094
	2009	$12.007	$13.891	18,987
	2010	$13.891	$15.579	17,627
	2011	$15.579	$15.322	16,572
	2012	$15.322	$16.938	19,470
	2013	$16.938	$16.490	19,477
	2014	$16.490	$16.513	14,155
	2015	$16.513	$15.733	14,107

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.654	$14.573	0
	2007	$14.573	$14.170	8,906
	2008	$14.170	$2.966	12,343
	2009	$2.966	$3.651	12,206
	2010	$3.651	$4.082	10,677
	2011	$4.082	$3.887	10,649
	2012	$3.887	$4.294	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.852	$15.534	0
	2007	$15.534	$15.806	16,848
	2008	$15.806	$9.478	18,196
	2009	$9.478	$11.854	19,383
	2010	$11.854	$13.415	8,619
	2011	$13.415	$13.068	7,472
	2012	$13.068	$14.888	6,336
	2013	$14.888	$19.121	6,058
	2014	$19.121	$20.627	3,717
	2015	$20.627	$20.780	3,391

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.215	$20.409	0
	2007	$20.409	$19.661	14,833
	2008	$19.661	$11.909	8,133
	2009	$11.909	$15.928	8,903
	2010	$15.928	$19.153	5,599
	2011	$19.153	$18.269	4,673
	2012	$18.269	$21.004	3,843
	2013	$21.004	$28.860	3,412
	2014	$28.860	$31.486	1,697
	2015	$31.486	$28.890	1,717

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.154	7,603
	2010	$12.154	$13.373	4,022
	2011	$13.373	$13.319	3,278
	2012	$13.319	$15.525	2,789
	2013	$15.525	$20.088	2,502
	2014	$20.088	$22.113	1,838
	2015	$22.113	$20.949	1,851

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.918	$14.128	0
	2007	$14.128	$13.934	1,413
	2008	$13.934	$8.070	1,403
	2009	$8.070	$9.906	0
	2010	$9.906	$10.727	0
	2011	$10.727	$10.773	0
	2012	$10.773	$11.845	0
	2013	$11.845	$13.668	0
	2014	$13.668	$14.781	0
	2015	$14.781	$14.279	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.785	$15.203	0
	2007	$15.203	$15.289	1,755
	2008	$15.289	$9.961	1,601
	2009	$9.961	$13.159	1,599
	2010	$13.159	$14.747	1,596
	2011	$14.747	$14.349	1,594
	2012	$14.349	$16.011	1,592
	2013	$16.011	$18.694	1,591
	2014	$18.694	$19.987	1,589
	2015	$19.987	$19.563	1,588

Putnam VT Global Health Care Fund - Class IB
	2006	$13.020	$13.078	0
	2007	$13.078	$12.701	353
	2008	$12.701	$10.291	80
	2009	$10.291	$12.670	79
	2010	$12.670	$12.685	78
	2011	$12.685	$12.249	77
	2012	$12.249	$14.633	76
	2013	$14.633	$20.256	75
	2014	$20.256	$25.263	74
	2015	$25.263	$26.607	74

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.632	$21.887	0
	2007	$21.887	$25.648	3,048
	2008	$25.648	$17.419	2,687
	2009	$17.419	$18.272	2,478
	2010	$18.272	$18.181	1,967
	2011	$18.181	$16.805	1,694
	2012	$16.805	$17.247	1,510
	2013	$17.247	$19.180	1,395
	2014	$19.180	$21.473	1,581
	2015	$21.473	$18.901	1,296

Putnam VT Growth and Income Fund - Class IB
	2006	$15.001	$16.990	0
	2007	$16.990	$15.597	12,934
	2008	$15.597	$9.342	11,201
	2009	$9.342	$11.849	9,815
	2010	$11.849	$13.243	9,280
	2011	$13.243	$12.339	8,573
	2012	$12.339	$14.363	6,967
	2013	$14.363	$19.042	6,454
	2014	$19.042	$20.603	6,437
	2015	$20.603	$18.615	5,508

Putnam VT High Yield Fund - Class IB
	2006	$14.448	$15.604	0
	2007	$15.604	$15.671	10,652
	2008	$15.671	$11.320	6,530
	2009	$11.320	$16.612	6,376
	2010	$16.612	$18.511	5,230
	2011	$18.511	$18.405	4,689
	2012	$18.405	$20.862	5,313
	2013	$20.862	$21.985	5,165
	2014	$21.985	$21.817	4,489
	2015	$21.817	$20.176	4,366

Putnam VT Income Fund - Class IB
	2006	$10.604	$10.831	0
	2007	$10.831	$11.134	18,826
	2008	$11.134	$8.276	17,493
	2009	$8.276	$11.860	18,081
	2010	$11.860	$12.732	10,564
	2011	$12.732	$13.063	9,345
	2012	$13.063	$14.135	7,676
	2013	$14.135	$14.070	7,569
	2014	$14.070	$14.635	9,976
	2015	$14.635	$14.091	6,758

Putnam VT International Equity Fund - Class IB
	2006	$16.574	$20.685	0
	2007	$20.685	$21.899	3,683
	2008	$21.899	$11.992	2,661
	2009	$11.992	$14.604	2,560
	2010	$14.604	$15.701	2,244
	2011	$15.701	$12.744	6,445
	2012	$12.744	$15.180	5,651
	2013	$15.180	$18.996	5,407
	2014	$18.996	$17.303	1,851
	2015	$17.303	$16.931	1,845

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.126	$16.840	0
	2007	$16.840	$15.602	526
	2008	$15.602	$9.216	441
	2009	$9.216	$11.780	438
	2010	$11.780	$13.113	435
	2011	$13.113	$12.819	433
	2012	$12.819	$14.632	80
	2013	$14.632	$19.319	79
	2014	$19.319	$21.503	79
	2015	$21.503	$20.553	79

Putnam VT Money Market Fund - Class IB
	2006	$9.660	$9.854	0
	2007	$9.854	$10.088	14,874
	2008	$10.088	$10.110	91,092
	2009	$10.110	$9.899	77,395
	2010	$9.899	$9.676	69,554
	2011	$9.676	$9.456	23,829
	2012	$9.456	$9.240	45,764
	2013	$9.240	$9.029	49,089
	2014	$9.029	$8.823	50,923
	2015	$8.823	$8.622	29,013

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.557	$16.503	0
	2007	$16.503	$17.049	239
	2008	$17.049	$10.203	160
	2009	$10.203	$13.174	159
	2010	$13.174	$15.390	1,413
	2011	$15.390	$14.274	1,372
	2012	$14.274	$16.283	812
	2013	$16.283	$21.709	777
	2014	$21.709	$24.073	159
	2015	$24.073	$23.453	158

Putnam VT New Value Fund - Class IB
	2006	$16.923	$19.184	0
	2007	$19.184	$17.826	9,551
	2008	$17.826	$9.622	7,474
	2009	$9.622	$9.051	0

Putnam VT Research Fund - Class IB
	2006	$14.052	$15.284	0
	2007	$15.284	$15.016	3,095
	2008	$15.016	$9.016	2,779
	2009	$9.016	$11.733	2,593
	2010	$11.733	$13.342	1,897
	2011	$13.342	$12.810	1,730
	2012	$12.810	$14.758	1,346
	2013	$14.758	$19.232	1,295
	2014	$19.232	$21.584	933
	2015	$21.584	$20.763	864

Putnam VT Vista Fund - Class IB
	2006	$17.137	$17.659	0
	2007	$17.659	$17.909	1,365
	2008	$17.909	$9.529	1,318
	2009	$9.529	$12.918	1,224
	2010	$12.918	$14.687	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.075	$13.471	0
	2007	$13.471	$13.887	4,164
	2008	$13.887	$8.544	4,492
	2009	$8.544	$13.683	5,900
	2010	$13.683	$16.150	14,693
	2011	$16.150	$12.964	13,812
	2012	$12.964	$14.469	8,089
	2013	$14.469	$20.319	7,571
	2014	$20.319	$21.784	6,046
	2015	$21.784	$19.984	5,933

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.269	$17.615	0
	2007	$17.615	$18.310	1,268
	2008	$18.310	$15.210	1,038
	2009	$15.210	$19.338	1,506
	2010	$19.338	$20.736	12,483
	2011	$20.736	$21.657	10,502
	2012	$21.657	$24.942	7,351
	2013	$24.942	$22.237	7,405
	2014	$22.237	$22.356	5,199
	2015	$22.356	$21.587	5,164

UIF Global Franchise Portfolio, Class II
	2006	$12.057	$14.315	0
	2007	$14.315	$15.354	7,294
	2008	$15.354	$10.660	17,190
	2009	$10.660	$13.495	11,930
	2010	$13.495	$15.039	21,481
	2011	$15.039	$16.025	19,316
	2012	$16.025	$18.098	10,344
	2013	$18.098	$21.161	9,857
	2014	$21.161	$21.609	8,282
	2015	$21.609	$22.424	9,383

UIF Growth Portfolio, Class I
	2006	$12.112	$12.321	41,924
	2007	$12.321	$14.674	36,954
	2008	$14.674	$7.285	18,840
	2009	$7.285	$11.785	15,780
	2010	$11.785	$14.148	12,849
	2011	$14.148	$13.438	10,151
	2012	$13.438	$15.017	7,882
	2013	$15.017	$21.728	6,206
	2014	$21.728	$22.580	5,539
	2015	$22.580	$24.764	4,932

UIF Growth Portfolio, Class II
	2006	$12.059	$12.233	0
	2007	$12.233	$14.540	106
	2008	$14.540	$7.196	106
	2009	$7.196	$11.612	106
	2010	$11.612	$13.912	106
	2011	$13.912	$13.180	106
	2012	$13.180	$14.688	105
	2013	$14.688	$21.201	105
	2014	$21.201	$21.977	105
	2015	$21.977	$24.043	105

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.786	0
	2007	$9.786	$11.723	225
	2008	$11.723	$6.091	147
	2009	$6.091	$9.366	1,318
	2010	$9.366	$12.106	8,967
	2011	$12.106	$10.980	6,892
	2012	$10.980	$11.639	7,123
	2013	$11.639	$15.635	7,078
	2014	$15.635	$15.558	4,904
	2015	$15.558	$14.291	4,874

UIF Small Company Growth Portfolio, Class II
	2006	$17.345	$18.954	0
	2007	$18.954	$19.066	787
	2008	$19.066	$11.096	187
	2009	$11.096	$15.899	860
	2010	$15.899	$19.662	810
	2011	$19.662	$17.538	183
	2012	$17.538	$19.655	181
	2013	$19.655	$32.905	181
	2014	$32.905	$27.694	181
	2015	$27.694	$24.410	180

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.900	$29.461	0
	2007	$29.461	$23.811	2,949
	2008	$23.811	$14.411	3,157
	2009	$14.411	$18.092	3,081
	2010	$18.092	$22.898	2,854
	2011	$22.898	$23.642	2,810
	2012	$23.642	$26.708	3,371
	2013	$26.708	$26.554	3,427
	2014	$26.554	$33.581	1,486
	2015	$33.581	$33.443	1,457

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.834	$10.010	0
	2007	$10.010	$10.215	3,075
	2008	$10.215	$10.160	1,884
	2009	$10.160	$9.936	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.15

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.217	0
	2007	$10.217	$11.703	0
	2008	$11.703	$6.550	0
	2009	$6.550	$8.665	0
	2010	$8.665	$9.895	0
	2011	$9.895	$9.395	0
	2012	$9.395	$10.655	0
	2013	$10.655	$13.627	0
	2014	$13.627	$14.859	0
	2015	$14.859	$14.572	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.408	0
	2007	$10.408	$11.019	0
	2008	$11.019	$8.053	0
	2009	$8.053	$9.748	0
	2010	$9.748	$10.715	0
	2011	$10.715	$10.420	0
	2012	$10.420	$11.354	0
	2013	$11.354	$12.552	0
	2014	$12.552	$12.774	0
	2015	$12.774	$12.409	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.438	0
	2007	$10.438	$11.208	0
	2008	$11.208	$7.355	0
	2009	$7.355	$9.234	0
	2010	$9.234	$10.310	0
	2011	$10.310	$9.944	0
	2012	$9.944	$10.980	0
	2013	$10.980	$12.400	0
	2014	$12.400	$12.666	0
	2015	$12.666	$12.313	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.446	0
	2007	$10.446	$11.331	0
	2008	$11.331	$6.841	0
	2009	$6.841	$8.765	0
	2010	$8.765	$9.920	0
	2011	$9.920	$9.414	0
	2012	$9.414	$10.589	0
	2013	$10.589	$12.555	0
	2014	$12.555	$12.843	0
	2015	$12.843	$12.476	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.299	0
	2007	$10.299	$10.652	0
	2008	$10.652	$9.289	0
	2009	$9.289	$10.400	0
	2010	$10.400	$10.893	0
	2011	$10.893	$10.787	0
	2012	$10.787	$11.193	0
	2013	$11.193	$11.500	0
	2014	$11.500	$11.629	0
	2015	$11.629	$11.292	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.290	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.696	0
	2007	$9.696	$11.581	0
	2008	$11.581	$6.246	0
	2009	$6.246	$8.809	0
	2010	$8.809	$10.304	0
	2011	$10.304	$10.109	0
	2012	$10.109	$11.666	0
	2013	$11.666	$15.336	0
	2014	$15.336	$16.825	0
	2015	$16.825	$17.811	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.768	0
	2007	$10.768	$11.060	0
	2008	$11.060	$6.787	0
	2009	$6.787	$8.372	0
	2010	$8.372	$9.380	0
	2011	$9.380	$9.325	0
	2012	$9.325	$10.529	0
	2013	$10.529	$13.564	0
	2014	$13.564	$15.007	0
	2015	$15.007	$14.815	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.828	0
	2007	$9.828	$11.069	0
	2008	$11.069	$6.528	0
	2009	$6.528	$8.910	0
	2010	$8.910	$11.187	0
	2011	$11.187	$9.740	0
	2012	$9.740	$10.897	0
	2013	$10.897	$14.460	0
	2014	$14.460	$14.973	0
	2015	$14.973	$14.384	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.527	$16.565	0
	2007	$16.565	$15.576	5,434
	2008	$15.576	$9.865	5,184
	2009	$9.865	$12.193	5,388
	2010	$12.193	$13.894	5,394
	2011	$13.894	$13.896	5,089
	2012	$13.896	$15.230	5,163
	2013	$15.230	$19.277	858
	2014	$19.277	$20.546	840
	2015	$20.546	$19.882	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.097	$12.815	0
	2007	$12.815	$12.984	0
	2008	$12.984	$8.919	0
	2009	$8.919	$11.812	0
	2010	$11.812	$12.997	0
	2011	$12.997	$12.996	0
	2012	$12.996	$14.297	0
	2013	$14.297	$15.910	0
	2014	$15.910	$16.254	0
	2015	$16.254	$14.754	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.369	$11.230	0
	2007	$11.230	$11.650	7,999
	2008	$11.650	$7.448	7,597
	2009	$7.448	$9.437	7,716
	2010	$9.437	$10.284	8,117
	2011	$10.284	$9.893	7,925
	2012	$9.893	$10.856	8,120
	2013	$10.856	$13.638	0
	2014	$13.638	$14.978	0
	2015	$14.978	$15.451	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.962	0
	2007	$10.962	$11.973	0
	2008	$11.973	$8.365	0
	2009	$8.365	$10.074	0
	2010	$10.074	$11.015	0
	2011	$11.015	$10.440	0
	2012	$10.440	$11.557	0
	2013	$11.557	$14.403	0
	2014	$14.403	$14.869	0
	2015	$14.869	$13.991	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.966	$17.303	0
	2007	$17.303	$17.484	4,354
	2008	$17.484	$10.738	4,171
	2009	$10.738	$13.219	4,370
	2010	$13.219	$14.355	4,568
	2011	$14.355	$13.874	4,380
	2012	$13.874	$15.478	4,400
	2013	$15.478	$19.388	569
	2014	$19.388	$20.283	568
	2015	$20.283	$18.830	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.569	$21.216	0
	2007	$21.216	$20.223	4,725
	2008	$20.223	$13.229	4,408
	2009	$13.229	$16.686	4,406
	2010	$16.686	$20.895	4,030
	2011	$20.895	$19.639	4,016
	2012	$19.639	$22.705	3,883
	2013	$22.705	$30.210	0
	2014	$30.210	$29.671	0
	2015	$29.671	$26.836	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.202	$18.261	891
	2007	$18.261	$19.836	887
	2008	$19.836	$11.139	882
	2009	$11.139	$15.619	875
	2010	$15.619	$19.467	870
	2011	$19.467	$18.094	866
	2012	$18.094	$19.587	861
	2013	$19.587	$26.428	857
	2014	$26.428	$27.738	853
	2015	$27.738	$26.369	849

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.202	$10.364	0
	2007	$10.364	$10.789	0
	2008	$10.789	$11.336	0
	2009	$11.336	$11.414	0
	2010	$11.414	$11.735	0
	2011	$11.735	$12.113	0
	2012	$12.113	$12.052	0
	2013	$12.052	$11.506	0
	2014	$11.506	$11.617	0
	2015	$11.617	$11.399	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.406	$31.783	0
	2007	$31.783	$39.969	1,088
	2008	$39.969	$18.460	1,419
	2009	$18.460	$31.115	1,110
	2010	$31.115	$35.732	1,093
	2011	$35.732	$29.363	1,246
	2012	$29.363	$32.449	1,268
	2013	$32.449	$31.397	0
	2014	$31.397	$28.089	0
	2015	$28.089	$22.054	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.823	$19.954	0
	2007	$19.954	$22.496	4,555
	2008	$22.496	$13.098	4,671
	2009	$13.098	$17.530	4,592
	2010	$17.530	$18.560	4,855
	2011	$18.560	$16.198	5,136
	2012	$16.198	$18.703	5,022
	2013	$18.703	$22.461	932
	2014	$22.461	$19.493	928
	2015	$19.493	$17.801	924

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.578	$14.955	0
	2007	$14.955	$16.210	0
	2008	$16.210	$16.813	0
	2009	$16.813	$19.488	0
	2010	$19.488	$21.782	0
	2011	$21.782	$21.088	0
	2012	$21.088	$23.696	0
	2013	$23.696	$23.519	0
	2014	$23.519	$23.389	0
	2015	$23.389	$21.859	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.781	$12.810	0
	2007	$12.810	$14.591	1,436
	2008	$14.591	$7.250	1,507
	2009	$7.250	$11.729	1,398
	2010	$11.729	$13.696	1,376
	2011	$13.696	$12.521	1,389
	2012	$12.521	$13.865	1,381
	2013	$13.865	$18.930	1,332
	2014	$18.930	$19.997	1,323
	2015	$19.997	$20.457	1,030

Invesco V.I. American Value Fund - Series I
	2006	$12.339	$14.545	34
	2007	$14.545	$15.317	34
	2008	$15.317	$8.782	44
	2009	$8.782	$11.939	37
	2010	$11.939	$14.253	34
	2011	$14.253	$14.049	33
	2012	$14.049	$16.094	0
	2013	$16.094	$21.103	0
	2014	$21.103	$22.619	0
	2015	$22.619	$20.073	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.314	$14.507	0
	2007	$14.507	$15.262	0
	2008	$15.262	$8.731	0
	2009	$8.731	$11.866	0
	2010	$11.866	$14.159	0
	2011	$14.159	$13.942	0
	2012	$13.942	$15.940	0
	2013	$15.940	$20.850	0
	2014	$20.850	$22.292	0
	2015	$22.292	$19.733	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.475	$13.006	0
	2007	$13.006	$12.404	6,010
	2008	$12.404	$7.776	5,829
	2009	$7.776	$9.752	5,979
	2010	$9.752	$11.019	6,066
	2011	$11.019	$10.534	5,954
	2012	$10.534	$12.234	5,764
	2013	$12.234	$16.208	0
	2014	$16.208	$17.269	0
	2015	$17.269	$15.820	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.443	$12.581	0
	2007	$12.581	$12.698	0
	2008	$12.698	$9.588	0
	2009	$9.588	$11.470	0
	2010	$11.470	$12.549	0
	2011	$12.549	$12.097	0
	2012	$12.097	$13.276	0
	2013	$13.276	$16.192	0
	2014	$16.192	$17.200	0
	2015	$17.200	$16.363	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.841	$17.943	0
	2007	$17.943	$17.963	3,090
	2008	$17.963	$11.892	2,831
	2009	$11.892	$14.414	2,840
	2010	$14.414	$15.793	2,841
	2011	$15.793	$15.075	2,724
	2012	$15.075	$16.834	2,699
	2013	$16.834	$21.991	2,612
	2014	$21.991	$23.617	2,581
	2015	$23.617	$22.300	1,843

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.017	$12.314	0
	2007	$12.314	$14.140	258
	2008	$14.140	$7.341	108
	2009	$7.341	$11.212	107
	2010	$11.212	$13.936	107
	2011	$13.936	$12.336	0
	2012	$12.336	$13.448	0
	2013	$13.448	$17.940	0
	2014	$17.940	$18.868	0
	2015	$18.868	$18.618	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.234	$10.927	0
	2007	$10.927	$11.330	0
	2008	$11.330	$9.125	0
	2009	$9.125	$11.969	0
	2010	$11.969	$13.128	0
	2011	$13.128	$13.384	0
	2012	$13.384	$14.708	0
	2013	$14.708	$15.538	0
	2014	$15.538	$15.834	0
	2015	$15.834	$15.227	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.376	$12.738	0
	2007	$12.738	$13.274	0
	2008	$13.274	$9.247	0
	2009	$9.247	$11.376	0
	2010	$11.376	$13.224	0
	2011	$13.224	$12.335	0
	2012	$12.335	$13.320	0
	2013	$13.320	$17.661	0
	2014	$17.661	$18.479	0
	2015	$18.479	$17.425	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.967	$12.561	0
	2007	$12.561	$12.687	0
	2008	$12.687	$7.877	0
	2009	$7.877	$9.146	0
	2010	$9.146	$10.488	0
	2011	$10.488	$9.620	0
	2012	$9.620	$10.530	0
	2013	$10.530	$13.975	0
	2014	$13.975	$14.693	0
	2015	$14.693	$13.938	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.366	$11.977	0
	2007	$11.977	$14.184	0
	2008	$14.184	$8.554	0
	2009	$8.554	$12.159	0
	2010	$12.159	$14.597	0
	2011	$14.597	$12.824	0
	2012	$12.824	$14.289	0
	2013	$14.289	$19.129	0
	2014	$19.129	$19.815	0
	2015	$19.815	$19.878	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.739	$12.867	0
	2007	$12.867	$12.637	4,916
	2008	$12.637	$7.484	5,110
	2009	$7.484	$9.254	5,241
	2010	$9.254	$11.336	4,900
	2011	$11.336	$10.627	4,918
	2012	$10.627	$11.888	4,944
	2013	$11.888	$15.130	0
	2014	$15.130	$16.479	0
	2015	$16.479	$15.484	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.047	$13.721	0
	2007	$13.721	$15.255	0
	2008	$15.255	$8.095	0
	2009	$8.095	$11.396	0
	2010	$11.396	$12.147	0
	2011	$12.147	$11.701	0
	2012	$11.701	$13.004	0
	2013	$13.004	$16.437	0
	2014	$16.437	$18.481	0
	2015	$18.481	$18.638	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.121	$15.289	0
	2007	$15.289	$15.450	34
	2008	$15.450	$8.507	41
	2009	$8.507	$10.102	43
	2010	$10.102	$11.117	42
	2011	$11.117	$10.899	41
	2012	$10.899	$11.932	0
	2013	$11.932	$13.148	0
	2014	$13.148	$13.870	0
	2015	$13.870	$13.622	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.085	$10.336	0
	2007	$10.336	$10.505	0
	2008	$10.505	$6.251	0
	2009	$6.251	$6.657	0
	2010	$6.657	$7.234	0
	2011	$7.234	$7.626	0
	2012	$7.626	$8.204	0
	2013	$8.204	$7.982	0
	2014	$7.982	$8.335	0
	2015	$8.335	$8.197	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.700	$15.748	0
	2007	$15.748	$16.306	32
	2008	$16.306	$8.087	47
	2009	$8.087	$10.446	43
	2010	$10.446	$12.972	38
	2011	$12.972	$12.775	34
	2012	$12.775	$14.492	0
	2013	$14.492	$19.196	0
	2014	$19.196	$19.782	0
	2015	$19.782	$20.546	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.286	$20.960	0
	2007	$20.960	$21.712	242
	2008	$21.712	$12.651	248
	2009	$12.651	$17.218	230
	2010	$17.218	$19.456	226
	2011	$19.456	$17.381	245
	2012	$17.381	$20.530	227
	2013	$20.530	$25.461	216
	2014	$25.461	$25.376	227
	2015	$25.376	$25.693	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.777	$13.382	0
	2007	$13.382	$14.315	669
	2008	$14.315	$11.955	387
	2009	$11.955	$13.825	413
	2010	$13.825	$15.496	409
	2011	$15.496	$15.233	279
	2012	$15.233	$16.831	1,059
	2013	$16.831	$16.377	1,235
	2014	$16.377	$16.392	1,288
	2015	$16.392	$15.610	225

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.616	$14.525	0
	2007	$14.525	$14.117	1,658
	2008	$14.117	$2.954	3,030
	2009	$2.954	$3.633	3,092
	2010	$3.633	$4.061	3,070
	2011	$4.061	$3.865	3,091
	2012	$3.865	$4.267	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.814	$15.483	0
	2007	$15.483	$15.746	2,044
	2008	$15.746	$9.438	2,043
	2009	$9.438	$11.797	2,023
	2010	$11.797	$13.344	2,009
	2011	$13.344	$12.992	1,999
	2012	$12.992	$14.794	1,953
	2013	$14.794	$18.991	1,944
	2014	$18.991	$20.475	1,935
	2015	$20.475	$20.618	1,926

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.165	$20.342	0
	2007	$20.342	$19.587	1,079
	2008	$19.587	$11.858	1,021
	2009	$11.858	$15.852	1,012
	2010	$15.852	$19.051	1,006
	2011	$19.051	$18.163	964
	2012	$18.163	$20.871	959
	2013	$20.871	$28.663	954
	2014	$28.663	$31.255	950
	2015	$31.255	$28.663	946

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.096	0
	2010	$12.096	$13.303	0
	2011	$13.303	$13.242	0
	2012	$13.242	$15.427	0
	2013	$15.427	$19.950	0
	2014	$19.950	$21.950	0
	2015	$21.950	$20.784	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.882	$14.082	0
	2007	$14.082	$13.881	796
	2008	$13.881	$8.036	826
	2009	$8.036	$9.859	847
	2010	$9.859	$10.671	869
	2011	$10.671	$10.710	837
	2012	$10.710	$11.770	792
	2013	$11.770	$13.574	812
	2014	$13.574	$14.672	786
	2015	$14.672	$14.167	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.747	$15.153	0
	2007	$15.153	$15.231	0
	2008	$15.231	$9.918	0
	2009	$9.918	$13.096	0
	2010	$13.096	$14.669	0
	2011	$14.669	$14.266	0
	2012	$14.266	$15.910	0
	2013	$15.910	$18.566	0
	2014	$18.566	$19.840	0
	2015	$19.840	$19.410	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.985	$13.036	0
	2007	$13.036	$12.653	38
	2008	$12.653	$10.247	37
	2009	$10.247	$12.609	36
	2010	$12.609	$12.618	37
	2011	$12.618	$12.178	38
	2012	$12.178	$14.541	0
	2013	$14.541	$20.118	0
	2014	$20.118	$25.078	0
	2015	$25.078	$26.398	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.583	$21.815	0
	2007	$21.815	$25.551	0
	2008	$25.551	$17.344	0
	2009	$17.344	$18.185	0
	2010	$18.185	$18.085	0
	2011	$18.085	$16.708	0
	2012	$16.708	$17.138	0
	2013	$17.138	$19.049	0
	2014	$19.049	$21.316	0
	2015	$21.316	$18.753	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.959	$16.935	0
	2007	$16.935	$15.538	35
	2008	$15.538	$9.302	41
	2009	$9.302	$11.792	37
	2010	$11.792	$13.172	37
	2011	$13.172	$12.268	37
	2012	$12.268	$14.273	0
	2013	$14.273	$18.912	0
	2014	$18.912	$20.452	0
	2015	$20.452	$18.469	0

Putnam VT High Yield Fund - Class IB
	2006	$14.408	$15.553	0
	2007	$15.553	$15.611	991
	2008	$15.611	$11.272	933
	2009	$11.272	$16.532	925
	2010	$16.532	$18.413	920
	2011	$18.413	$18.299	877
	2012	$18.299	$20.730	873
	2013	$20.730	$21.835	869
	2014	$21.835	$21.657	865
	2015	$21.657	$20.018	861

Putnam VT Income Fund - Class IB
	2006	$10.575	$10.795	0
	2007	$10.795	$11.092	111
	2008	$11.092	$8.241	46
	2009	$8.241	$11.803	46
	2010	$11.803	$12.665	46
	2011	$12.665	$12.988	0
	2012	$12.988	$14.046	0
	2013	$14.046	$13.974	0
	2014	$13.974	$14.528	0
	2015	$14.528	$13.981	0

Putnam VT International Equity Fund - Class IB
	2006	$16.528	$20.617	0
	2007	$20.617	$21.817	199
	2008	$21.817	$11.941	84
	2009	$11.941	$14.534	83
	2010	$14.534	$15.618	82
	2011	$15.618	$12.670	0
	2012	$12.670	$15.084	0
	2013	$15.084	$18.867	0
	2014	$18.867	$17.176	0
	2015	$17.176	$16.798	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.085	$16.785	0
	2007	$16.785	$15.544	0
	2008	$15.544	$9.176	0
	2009	$9.176	$11.724	0
	2010	$11.724	$13.043	0
	2011	$13.043	$12.744	0
	2012	$12.744	$14.540	0
	2013	$14.540	$19.188	0
	2014	$19.188	$21.346	0
	2015	$21.346	$20.392	0

Putnam VT Money Market Fund - Class IB
	2006	$9.634	$9.822	0
	2007	$9.822	$10.050	373
	2008	$10.050	$10.067	238
	2009	$10.067	$9.852	1,077
	2010	$9.852	$9.625	1,199
	2011	$9.625	$9.401	1,159
	2012	$9.401	$9.182	1,016
	2013	$9.182	$8.968	1,226
	2014	$8.968	$8.759	1,325
	2015	$8.759	$8.555	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.515	$16.450	0
	2007	$16.450	$16.984	0
	2008	$16.984	$10.160	0
	2009	$10.160	$13.111	0
	2010	$13.111	$15.308	0
	2011	$15.308	$14.191	0
	2012	$14.191	$16.181	0
	2013	$16.181	$21.560	0
	2014	$21.560	$23.896	0
	2015	$23.896	$23.270	0

Putnam VT New Value Fund - Class IB
	2006	$16.876	$19.122	0
	2007	$19.122	$17.759	0
	2008	$17.759	$9.580	0
	2009	$9.580	$9.012	0

Putnam VT Research Fund - Class IB
	2006	$14.013	$15.234	0
	2007	$15.234	$14.959	0
	2008	$14.959	$8.978	0
	2009	$8.978	$11.677	0
	2010	$11.677	$13.272	0
	2011	$13.272	$12.735	0
	2012	$12.735	$14.665	0
	2013	$14.665	$19.100	0
	2014	$19.100	$21.425	0
	2015	$21.425	$20.601	0

Putnam VT Vista Fund - Class IB
	2006	$17.090	$17.601	0
	2007	$17.601	$17.842	0
	2008	$17.842	$9.488	0
	2009	$9.488	$12.856	0
	2010	$12.856	$14.611	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.039	$13.427	0
	2007	$13.427	$13.835	337
	2008	$13.835	$8.507	171
	2009	$8.507	$13.617	158
	2010	$13.617	$16.065	153
	2011	$16.065	$12.889	33
	2012	$12.889	$14.377	0
	2013	$14.377	$20.181	0
	2014	$20.181	$21.624	0
	2015	$21.624	$19.827	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.224	$17.557	0
	2007	$17.557	$18.241	0
	2008	$18.241	$15.145	0
	2009	$15.145	$19.245	0
	2010	$19.245	$20.626	0
	2011	$20.626	$21.531	0
	2012	$21.531	$24.785	0
	2013	$24.785	$22.085	0
	2014	$22.085	$22.192	0
	2015	$22.192	$21.418	0

UIF Global Franchise Portfolio, Class II
	2006	$12.044	$14.293	0
	2007	$14.293	$15.322	0
	2008	$15.322	$10.633	0
	2009	$10.633	$13.454	0
	2010	$13.454	$14.985	0
	2011	$14.985	$15.960	0
	2012	$15.960	$18.015	0
	2013	$18.015	$21.053	0
	2014	$21.053	$21.488	0
	2015	$21.488	$22.287	0

UIF Growth Portfolio, Class I
	2006	$12.102	$12.304	0
	2007	$12.304	$14.647	0
	2008	$14.647	$7.268	0
	2009	$7.268	$11.751	0
	2010	$11.751	$14.100	0
	2011	$14.100	$13.385	0
	2012	$13.385	$14.951	0
	2013	$14.951	$21.620	0
	2014	$21.620	$22.458	0
	2015	$22.458	$24.616	0

UIF Growth Portfolio, Class II
	2006	$12.049	$12.216	0
	2007	$12.216	$14.513	725
	2008	$14.513	$7.179	882
	2009	$7.179	$11.578	682
	2010	$11.578	$13.864	632
	2011	$13.864	$13.129	648
	2012	$13.129	$14.623	638
	2013	$14.623	$21.096	525
	2014	$21.096	$21.857	527
	2015	$21.857	$23.900	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.783	0
	2007	$9.783	$11.713	0
	2008	$11.713	$6.083	0
	2009	$6.083	$9.349	0
	2010	$9.349	$12.077	0
	2011	$12.077	$10.948	0
	2012	$10.948	$11.599	0
	2013	$11.599	$15.574	0
	2014	$15.574	$15.489	0
	2015	$15.489	$14.221	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.321	$18.919	0
	2007	$18.919	$19.021	0
	2008	$19.021	$11.064	0
	2009	$11.064	$15.845	0
	2010	$15.845	$19.584	0
	2011	$19.584	$17.460	0
	2012	$17.460	$19.558	0
	2013	$19.558	$32.726	0
	2014	$32.726	$27.529	0
	2015	$27.529	$24.252	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.839	$29.365	0
	2007	$29.365	$23.721	2,055
	2008	$23.721	$14.349	2,130
	2009	$14.349	$18.006	2,086
	2010	$18.006	$22.777	1,899
	2011	$22.777	$23.505	1,737
	2012	$23.505	$26.539	1,726
	2013	$26.539	$26.372	207
	2014	$26.372	$33.335	172
	2015	$33.335	$33.181	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.824	$9.994	0
	2007	$9.994	$10.194	1,033
	2008	$10.194	$10.134	614
	2009	$10.134	$9.906	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)

Mortality & Expense = 2.2

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.214	0
	2007	$10.214	$11.693	0
	2008	$11.693	$6.541	0
	2009	$6.541	$8.649	0
	2010	$8.649	$9.871	0
	2011	$9.871	$9.368	0
	2012	$9.368	$10.619	0
	2013	$10.619	$13.574	0
	2014	$13.574	$14.794	0
	2015	$14.794	$14.500	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.404	0
	2007	$10.404	$11.010	0
	2008	$11.010	$8.042	0
	2009	$8.042	$9.730	0
	2010	$9.730	$10.689	0
	2011	$10.689	$10.389	0
	2012	$10.389	$11.315	0
	2013	$11.315	$12.502	0
	2014	$12.502	$12.717	0
	2015	$12.717	$12.348	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.434	0
	2007	$10.434	$11.198	0
	2008	$11.198	$7.345	0
	2009	$7.345	$9.216	0
	2010	$9.216	$10.285	0
	2011	$10.285	$9.915	0
	2012	$9.915	$10.943	0
	2013	$10.943	$12.351	0
	2014	$12.351	$12.610	0
	2015	$12.610	$12.252	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.443	0
	2007	$10.443	$11.321	0
	2008	$11.321	$6.832	0
	2009	$6.832	$8.748	0
	2010	$8.748	$9.896	0
	2011	$9.896	$9.387	0
	2012	$9.387	$10.553	0
	2013	$10.553	$12.506	0
	2014	$12.506	$12.786	0
	2015	$12.786	$12.414	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.296	0
	2007	$10.296	$10.643	0
	2008	$10.643	$9.276	0
	2009	$9.276	$10.380	0
	2010	$10.380	$10.867	0
	2011	$10.867	$10.756	0
	2012	$10.756	$11.155	0
	2013	$11.155	$11.455	0
	2014	$11.455	$11.577	0
	2015	$11.577	$11.236	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.204	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.693	0
	2007	$9.693	$11.571	0
	2008	$11.571	$6.237	0
	2009	$6.237	$8.793	0
	2010	$8.793	$10.279	0
	2011	$10.279	$10.079	0
	2012	$10.079	$11.626	0
	2013	$11.626	$15.276	0
	2014	$15.276	$16.750	0
	2015	$16.750	$17.729	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.765	0
	2007	$10.765	$11.050	0
	2008	$11.050	$6.778	0
	2009	$6.778	$8.356	0
	2010	$8.356	$9.358	0
	2011	$9.358	$9.298	0
	2012	$9.298	$10.493	0
	2013	$10.493	$13.511	0
	2014	$13.511	$14.941	0
	2015	$14.941	$14.742	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.824	0
	2007	$9.824	$11.059	0
	2008	$11.059	$6.519	0
	2009	$6.519	$8.893	0
	2010	$8.893	$11.161	0
	2011	$11.161	$9.712	0
	2012	$9.712	$10.860	0
	2013	$10.860	$14.403	0
	2014	$14.403	$14.906	0
	2015	$14.906	$14.313	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.507	$16.534	0
	2007	$16.534	$15.539	0
	2008	$15.539	$9.836	0
	2009	$9.836	$12.151	0
	2010	$12.151	$13.839	0
	2011	$13.839	$13.834	0
	2012	$13.834	$15.154	0
	2013	$15.154	$19.172	0
	2014	$19.172	$20.423	0
	2015	$20.423	$19.754	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.088	$12.798	0
	2007	$12.798	$12.960	0
	2008	$12.960	$8.898	0
	2009	$8.898	$11.777	0
	2010	$11.777	$12.953	0
	2011	$12.953	$12.945	0
	2012	$12.945	$14.234	0
	2013	$14.234	$15.831	0
	2014	$15.831	$16.166	0
	2015	$16.166	$14.666	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.362	$11.218	0
	2007	$11.218	$11.630	0
	2008	$11.630	$7.432	0
	2009	$7.432	$9.411	0
	2010	$9.411	$10.251	0
	2011	$10.251	$9.856	0
	2012	$9.856	$10.810	0
	2013	$10.810	$13.573	0
	2014	$13.573	$14.900	0
	2015	$14.900	$15.362	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.958	0
	2007	$10.958	$11.962	0
	2008	$11.962	$8.354	0
	2009	$8.354	$10.055	0
	2010	$10.055	$10.989	0
	2011	$10.989	$10.409	0
	2012	$10.409	$11.517	0
	2013	$11.517	$14.347	0
	2014	$14.347	$14.803	0
	2015	$14.803	$13.922	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.946	$17.271	0
	2007	$17.271	$17.443	0
	2008	$17.443	$10.707	0
	2009	$10.707	$13.174	0
	2010	$13.174	$14.299	0
	2011	$14.299	$13.812	0
	2012	$13.812	$15.402	0
	2013	$15.402	$19.282	0
	2014	$19.282	$20.162	0
	2015	$20.162	$18.708	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.544	$21.176	0
	2007	$21.176	$20.175	0
	2008	$20.175	$13.190	0
	2009	$13.190	$16.629	0
	2010	$16.629	$20.813	0
	2011	$20.813	$19.552	0
	2012	$19.552	$22.593	0
	2013	$22.593	$30.045	0
	2014	$30.045	$29.494	0
	2015	$29.494	$26.663	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.179	$18.227	0
	2007	$18.227	$19.789	0
	2008	$19.789	$11.107	0
	2009	$11.107	$15.565	0
	2010	$15.565	$19.391	0
	2011	$19.391	$18.014	0
	2012	$18.014	$19.490	0
	2013	$19.490	$26.284	0
	2014	$26.284	$27.572	0
	2015	$27.572	$26.198	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.193	$10.350	0
	2007	$10.350	$10.769	0
	2008	$10.769	$11.309	0
	2009	$11.309	$11.381	0
	2010	$11.381	$11.696	0
	2011	$11.696	$12.065	0
	2012	$12.065	$11.998	0
	2013	$11.998	$11.449	0
	2014	$11.449	$11.554	0
	2015	$11.554	$11.331	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.371	$31.723	0
	2007	$31.723	$39.874	0
	2008	$39.874	$18.406	0
	2009	$18.406	$31.009	0
	2010	$31.009	$35.591	0
	2011	$35.591	$29.233	0
	2012	$29.233	$32.288	0
	2013	$32.288	$31.226	0
	2014	$31.226	$27.922	0
	2015	$27.922	$21.911	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.800	$19.917	0
	2007	$19.917	$22.443	0
	2008	$22.443	$13.060	0
	2009	$13.060	$17.471	0
	2010	$17.471	$18.487	0
	2011	$18.487	$16.127	0
	2012	$16.127	$18.610	0
	2013	$18.610	$22.339	0
	2014	$22.339	$19.377	0
	2015	$19.377	$17.686	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.560	$14.927	0
	2007	$14.927	$16.171	0
	2008	$16.171	$16.765	0
	2009	$16.765	$19.421	0
	2010	$19.421	$21.696	0
	2011	$21.696	$20.995	0
	2012	$20.995	$23.579	0
	2013	$23.579	$23.391	0
	2014	$23.391	$23.250	0
	2015	$23.250	$21.717	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.763	$12.786	0
	2007	$12.786	$14.556	0
	2008	$14.556	$7.229	0
	2009	$7.229	$11.689	0
	2010	$11.689	$13.642	0
	2011	$13.642	$12.465	0
	2012	$12.465	$13.797	0
	2013	$13.797	$18.827	0
	2014	$18.827	$19.878	0
	2015	$19.878	$20.324	0

Invesco V.I. American Value Fund - Series I
	2006	$12.328	$14.525	0
	2007	$14.525	$15.288	0
	2008	$15.288	$8.761	0
	2009	$8.761	$11.904	0
	2010	$11.904	$14.205	0
	2011	$14.205	$13.994	0
	2012	$13.994	$16.022	0
	2013	$16.022	$20.999	0
	2014	$20.999	$22.495	0
	2015	$22.495	$19.954	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.303	$14.487	0
	2007	$14.487	$15.234	0
	2008	$15.234	$8.710	0
	2009	$8.710	$11.831	0
	2010	$11.831	$14.110	0
	2011	$14.110	$13.888	0
	2012	$13.888	$15.870	0
	2013	$15.870	$20.747	0
	2014	$20.747	$22.170	0
	2015	$22.170	$19.615	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.465	$12.988	0
	2007	$12.988	$12.381	0
	2008	$12.381	$7.758	0
	2009	$7.758	$9.724	0
	2010	$9.724	$10.981	0
	2011	$10.981	$10.493	0
	2012	$10.493	$12.180	0
	2013	$12.180	$16.128	0
	2014	$16.128	$17.175	0
	2015	$17.175	$15.726	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.433	$12.564	0
	2007	$12.564	$12.674	0
	2008	$12.674	$9.565	0
	2009	$9.565	$11.436	0
	2010	$11.436	$12.506	0
	2011	$12.506	$12.049	0
	2012	$12.049	$13.218	0
	2013	$13.218	$16.112	0
	2014	$16.112	$17.106	0
	2015	$17.106	$16.266	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.820	$17.910	0
	2007	$17.910	$17.920	0
	2008	$17.920	$11.857	0
	2009	$11.857	$14.364	0
	2010	$14.364	$15.731	0
	2011	$15.731	$15.008	0
	2012	$15.008	$16.751	0
	2013	$16.751	$21.872	0
	2014	$21.872	$23.476	0
	2015	$23.476	$22.156	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.006	$12.297	0
	2007	$12.297	$14.114	0
	2008	$14.114	$7.324	0
	2009	$7.324	$11.179	0
	2010	$11.179	$13.888	0
	2011	$13.888	$12.288	0
	2012	$12.288	$13.388	0
	2013	$13.388	$17.852	0
	2014	$17.852	$18.765	0
	2015	$18.765	$18.508	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.227	$10.915	0
	2007	$10.915	$11.311	0
	2008	$11.311	$9.105	0
	2009	$9.105	$11.937	0
	2010	$11.937	$13.086	0
	2011	$13.086	$13.334	0
	2012	$13.334	$14.646	0
	2013	$14.646	$15.464	0
	2014	$15.464	$15.751	0
	2015	$15.751	$15.139	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.369	$12.723	0
	2007	$12.723	$13.252	0
	2008	$13.252	$9.226	0
	2009	$9.226	$11.345	0
	2010	$11.345	$13.181	0
	2011	$13.181	$12.289	0
	2012	$12.289	$13.264	0
	2013	$13.264	$17.577	0
	2014	$17.577	$18.382	0
	2015	$18.382	$17.325	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.960	$12.546	0
	2007	$12.546	$12.666	0
	2008	$12.666	$7.860	0
	2009	$7.860	$9.122	0
	2010	$9.122	$10.454	0
	2011	$10.454	$9.584	0
	2012	$9.584	$10.486	0
	2013	$10.486	$13.909	0
	2014	$13.909	$14.616	0
	2015	$14.616	$13.858	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.359	$11.963	0
	2007	$11.963	$14.161	0
	2008	$14.161	$8.536	0
	2009	$8.536	$12.127	0
	2010	$12.127	$14.551	0
	2011	$14.551	$12.776	0
	2012	$12.776	$14.229	0
	2013	$14.229	$19.039	0
	2014	$19.039	$19.711	0
	2015	$19.711	$19.764	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.731	$12.852	0
	2007	$12.852	$12.616	0
	2008	$12.616	$7.468	0
	2009	$7.468	$9.229	0
	2010	$9.229	$11.300	0
	2011	$11.300	$10.588	0
	2012	$10.588	$11.838	0
	2013	$11.838	$15.058	0
	2014	$15.058	$16.393	0
	2015	$16.393	$15.395	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$13.029	$13.696	0
	2007	$13.696	$15.219	0
	2008	$15.219	$8.072	0
	2009	$8.072	$11.357	0
	2010	$11.357	$12.100	0
	2011	$12.100	$11.649	0
	2012	$11.649	$12.940	0
	2013	$12.940	$16.348	0
	2014	$16.348	$18.371	0
	2015	$18.371	$18.518	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.102	$15.260	0
	2007	$15.260	$15.413	0
	2008	$15.413	$8.482	0
	2009	$8.482	$10.068	0
	2010	$10.068	$11.073	0
	2011	$11.073	$10.851	0
	2012	$10.851	$11.873	0
	2013	$11.873	$13.076	0
	2014	$13.076	$13.787	0
	2015	$13.787	$13.534	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.079	$10.324	0
	2007	$10.324	$10.488	0
	2008	$10.488	$6.237	0
	2009	$6.237	$6.639	0
	2010	$6.639	$7.211	0
	2011	$7.211	$7.597	0
	2012	$7.597	$8.170	0
	2013	$8.170	$7.944	0
	2014	$7.944	$8.291	0
	2015	$8.291	$8.150	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.679	$15.718	0
	2007	$15.718	$16.267	0
	2008	$16.267	$8.064	0
	2009	$8.064	$10.410	0
	2010	$10.410	$12.921	0
	2011	$12.921	$12.719	0
	2012	$12.719	$14.421	0
	2013	$14.421	$19.091	0
	2014	$19.091	$19.664	0
	2015	$19.664	$20.413	0

Oppenheimer Global Fund/VA - Service Shares
	2006	$18.261	$20.921	0
	2007	$20.921	$21.660	0
	2008	$21.660	$12.615	0
	2009	$12.615	$17.159	0
	2010	$17.159	$19.380	0
	2011	$19.380	$17.304	0
	2012	$17.304	$20.428	0
	2013	$20.428	$25.322	0
	2014	$25.322	$25.225	0
	2015	$25.225	$25.527	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.760	$13.357	0
	2007	$13.357	$14.281	0
	2008	$14.281	$11.921	0
	2009	$11.921	$13.778	0
	2010	$13.778	$15.435	0
	2011	$15.435	$15.165	0
	2012	$15.165	$16.748	0
	2013	$16.748	$16.288	0
	2014	$16.288	$16.295	0
	2015	$16.295	$15.509	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.597	$14.498	0
	2007	$14.498	$14.083	0
	2008	$14.083	$2.945	0
	2009	$2.945	$3.621	0
	2010	$3.621	$4.045	0
	2011	$4.045	$3.847	0
	2012	$3.847	$4.247	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.795	$15.454	0
	2007	$15.454	$15.709	0
	2008	$15.709	$9.410	0
	2009	$9.410	$11.757	0
	2010	$11.757	$13.292	0
	2011	$13.292	$12.934	0
	2012	$12.934	$14.721	0
	2013	$14.721	$18.887	0
	2014	$18.887	$20.353	0
	2015	$20.353	$20.484	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.141	$20.304	0
	2007	$20.304	$19.540	0
	2008	$19.540	$11.824	0
	2009	$11.824	$15.798	0
	2010	$15.798	$18.976	0
	2011	$18.976	$18.082	0
	2012	$18.082	$20.768	0
	2013	$20.768	$28.507	0
	2014	$28.507	$31.069	0
	2015	$31.069	$28.478	0

Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$12.055	0
	2010	$12.055	$13.250	0
	2011	$13.250	$13.183	0
	2012	$13.183	$15.351	0
	2013	$15.351	$19.842	0
	2014	$19.842	$21.820	0
	2015	$21.820	$20.650	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.865	$14.055	0
	2007	$14.055	$13.848	0
	2008	$13.848	$8.012	0
	2009	$8.012	$9.825	0
	2010	$9.825	$10.629	0
	2011	$10.629	$10.663	0
	2012	$10.663	$11.712	0
	2013	$11.712	$13.500	0
	2014	$13.500	$14.585	0
	2015	$14.585	$14.075	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.729	$15.125	0
	2007	$15.125	$15.195	0
	2008	$15.195	$9.889	0
	2009	$9.889	$13.051	0
	2010	$13.051	$14.611	0
	2011	$14.611	$14.203	0
	2012	$14.203	$15.831	0
	2013	$15.831	$18.465	0
	2014	$18.465	$19.722	0
	2015	$19.722	$19.284	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.967	$13.011	0
	2007	$13.011	$12.623	0
	2008	$12.623	$10.217	0
	2009	$10.217	$12.566	0
	2010	$12.566	$12.569	0
	2011	$12.569	$12.124	0
	2012	$12.124	$14.469	0
	2013	$14.469	$20.008	0
	2014	$20.008	$24.929	0
	2015	$24.929	$26.228	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$17.559	$21.775	0
	2007	$21.775	$25.490	0
	2008	$25.490	$17.294	0
	2009	$17.294	$18.123	0
	2010	$18.123	$18.014	0
	2011	$18.014	$16.634	0
	2012	$16.634	$17.053	0
	2013	$17.053	$18.945	0
	2014	$18.945	$21.189	0
	2015	$21.189	$18.632	0

Putnam VT Growth and Income Fund - Class IB
	2006	$14.939	$16.903	0
	2007	$16.903	$15.501	0
	2008	$15.501	$9.275	0
	2009	$9.275	$11.752	0
	2010	$11.752	$13.121	0
	2011	$13.121	$12.213	0
	2012	$12.213	$14.202	0
	2013	$14.202	$18.809	0
	2014	$18.809	$20.330	0
	2015	$20.330	$18.350	0

Putnam VT High Yield Fund - Class IB
	2006	$14.389	$15.524	0
	2007	$15.524	$15.574	0
	2008	$15.574	$11.239	0
	2009	$11.239	$16.476	0
	2010	$16.476	$18.341	0
	2011	$18.341	$18.218	0
	2012	$18.218	$20.628	0
	2013	$20.628	$21.716	0
	2014	$21.716	$21.528	0
	2015	$21.528	$19.889	0

Putnam VT Income Fund - Class IB
	2006	$10.561	$10.775	0
	2007	$10.775	$11.066	0
	2008	$11.066	$8.217	0
	2009	$8.217	$11.763	0
	2010	$11.763	$12.615	0
	2011	$12.615	$12.930	0
	2012	$12.930	$13.976	0
	2013	$13.976	$13.897	0
	2014	$13.897	$14.441	0
	2015	$14.441	$13.890	0

Putnam VT International Equity Fund - Class IB
	2006	$16.506	$20.578	0
	2007	$20.578	$21.764	0
	2008	$21.764	$11.907	0
	2009	$11.907	$14.485	0
	2010	$14.485	$15.556	0
	2011	$15.556	$12.614	0
	2012	$12.614	$15.010	0
	2013	$15.010	$18.764	0
	2014	$18.764	$17.074	0
	2015	$17.074	$16.689	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2006	$15.064	$16.754	0
	2007	$16.754	$15.507	0
	2008	$15.507	$9.150	0
	2009	$9.150	$11.684	0
	2010	$11.684	$12.992	0
	2011	$12.992	$12.688	0
	2012	$12.688	$14.468	0
	2013	$14.468	$19.083	0
	2014	$19.083	$21.219	0
	2015	$21.219	$20.260	0

Putnam VT Money Market Fund - Class IB
	2006	$9.620	$9.804	0
	2007	$9.804	$10.026	0
	2008	$10.026	$10.038	0
	2009	$10.038	$9.818	0
	2010	$9.818	$9.587	0
	2011	$9.587	$9.360	0
	2012	$9.360	$9.136	0
	2013	$9.136	$8.919	0
	2014	$8.919	$8.707	0
	2015	$8.707	$8.499	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.494	$16.419	0
	2007	$16.419	$16.944	0
	2008	$16.944	$10.130	0
	2009	$10.130	$13.066	0
	2010	$13.066	$15.248	0
	2011	$15.248	$14.128	0
	2012	$14.128	$16.101	0
	2013	$16.101	$21.443	0
	2014	$21.443	$23.754	0
	2015	$23.754	$23.119	0

Putnam VT New Value Fund - Class IB
	2006	$16.853	$19.086	0
	2007	$19.086	$17.717	0
	2008	$17.717	$9.553	0
	2009	$9.553	$8.985	0

Putnam VT Research Fund - Class IB
	2006	$13.994	$15.206	0
	2007	$15.206	$14.923	0
	2008	$14.923	$8.952	0
	2009	$8.952	$11.637	0
	2010	$11.637	$13.220	0
	2011	$13.220	$12.679	0
	2012	$12.679	$14.593	0
	2013	$14.593	$18.996	0
	2014	$18.996	$21.298	0
	2015	$21.298	$20.467	0

Putnam VT Vista Fund - Class IB
	2006	$17.067	$17.568	0
	2007	$17.568	$17.799	0
	2008	$17.799	$9.460	0
	2009	$9.460	$12.812	0
	2010	$12.812	$14.556	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Voyager Fund - Class IB
	2006	$13.021	$13.402	0
	2007	$13.402	$13.802	0
	2008	$13.802	$8.483	0
	2009	$8.483	$13.571	0
	2010	$13.571	$16.002	0
	2011	$16.002	$12.832	0
	2012	$12.832	$14.306	0
	2013	$14.306	$20.071	0
	2014	$20.071	$21.496	0
	2015	$21.496	$19.699	0

UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.202	$17.524	0
	2007	$17.524	$18.197	0
	2008	$18.197	$15.101	0
	2009	$15.101	$19.179	0
	2010	$19.179	$20.545	0
	2011	$20.545	$21.436	0
	2012	$21.436	$24.663	0
	2013	$24.663	$21.965	0
	2014	$21.965	$22.060	0
	2015	$22.060	$21.279	0

UIF Global Franchise Portfolio, Class II
	2006	$12.032	$14.272	0
	2007	$14.272	$15.291	0
	2008	$15.291	$10.606	0
	2009	$10.606	$13.413	0
	2010	$13.413	$14.932	0
	2011	$14.932	$15.895	0
	2012	$15.895	$17.933	0
	2013	$17.933	$20.946	0
	2014	$20.946	$21.367	0
	2015	$21.367	$22.150	0

UIF Growth Portfolio, Class I
	2006	$12.091	$12.288	0
	2007	$12.288	$14.619	0
	2008	$14.619	$7.251	0
	2009	$7.251	$11.717	0
	2010	$11.717	$14.052	0
	2011	$14.052	$13.333	0
	2012	$13.333	$14.884	0
	2013	$14.884	$21.514	0
	2014	$21.514	$22.335	0
	2015	$22.335	$24.470	0

UIF Growth Portfolio, Class II
	2006	$12.039	$12.200	0
	2007	$12.200	$14.486	0
	2008	$14.486	$7.162	0
	2009	$7.162	$11.545	0
	2010	$11.545	$13.817	0
	2011	$13.817	$13.077	0
	2012	$13.077	$14.558	0
	2013	$14.558	$20.992	0
	2014	$20.992	$21.738	0
	2015	$21.738	$23.758	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.779	0
	2007	$9.779	$11.702	0
	2008	$11.702	$6.075	0
	2009	$6.075	$9.331	0
	2010	$9.331	$12.048	0
	2011	$12.048	$10.916	0
	2012	$10.916	$11.559	0
	2013	$11.559	$15.513	0
	2014	$15.513	$15.421	0
	2015	$15.421	$14.150	0

UIF Small Company Growth Portfolio, Class II
	2006	$17.297	$18.883	0
	2007	$18.883	$18.976	0
	2008	$18.976	$11.032	0
	2009	$11.032	$15.791	0
	2010	$15.791	$19.508	0
	2011	$19.508	$17.383	0
	2012	$17.383	$19.462	0
	2013	$19.462	$32.548	0
	2014	$32.548	$27.365	0
	2015	$27.365	$24.095	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.810	$29.310	0
	2007	$29.310	$23.664	0
	2008	$23.664	$14.307	0
	2009	$14.307	$17.944	0
	2010	$17.944	$22.688	0
	2011	$22.688	$23.401	0
	2012	$23.401	$26.408	0
	2013	$26.408	$26.229	0
	2014	$26.229	$33.136	0
	2015	$33.136	$32.966	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.813	$9.979	0
	2007	$9.979	$10.173	0
	2008	$10.173	$10.108	0
	2009	$10.108	$9.876	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70)

Mortality & Expense = 2.3

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.207	0
	2007	$10.207	$11.673	0
	2008	$11.673	$6.523	0
	2009	$6.523	$8.616	0
	2010	$8.616	$9.824	0
	2011	$9.824	$9.313	0
	2012	$9.313	$10.547	0
	2013	$10.547	$13.467	0
	2014	$13.467	$14.663	0
	2015	$14.663	$14.357	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.397	0
	2007	$10.397	$10.991	0
	2008	$10.991	$8.020	0
	2009	$8.020	$9.693	0
	2010	$9.693	$10.638	0
	2011	$10.638	$10.329	0
	2012	$10.329	$11.238	0
	2013	$11.238	$12.404	0
	2014	$12.404	$12.605	0
	2015	$12.605	$12.226	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.427	0
	2007	$10.427	$11.179	0
	2008	$11.179	$7.325	0
	2009	$7.325	$9.182	0
	2010	$9.182	$10.236	0
	2011	$10.236	$9.858	0
	2012	$9.858	$10.868	0
	2013	$10.868	$12.255	0
	2014	$12.255	$12.498	0
	2015	$12.498	$12.131	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.436	0
	2007	$10.436	$11.302	0
	2008	$11.302	$6.813	0
	2009	$6.813	$8.715	0
	2010	$8.715	$9.849	0
	2011	$9.849	$9.332	0
	2012	$9.332	$10.481	0
	2013	$10.481	$12.408	0
	2014	$12.408	$12.673	0
	2015	$12.673	$12.292	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.289	0
	2007	$10.289	$10.624	0
	2008	$10.624	$9.251	0
	2009	$9.251	$10.341	0
	2010	$10.341	$10.815	0
	2011	$10.815	$10.693	0
	2012	$10.693	$11.079	0
	2013	$11.079	$11.366	0
	2014	$11.366	$11.475	0
	2015	$11.475	$11.125	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$17.035	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.686	0
	2007	$9.686	$11.551	0
	2008	$11.551	$6.220	0
	2009	$6.220	$8.760	0
	2010	$8.760	$10.230	0
	2011	$10.230	$10.021	0
	2012	$10.021	$11.547	0
	2013	$11.547	$15.156	0
	2014	$15.156	$16.602	0
	2015	$16.602	$17.567	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.757	0
	2007	$10.757	$11.031	0
	2008	$11.031	$6.759	0
	2009	$6.759	$8.325	0
	2010	$8.325	$9.313	0
	2011	$9.313	$9.244	0
	2012	$9.244	$10.422	0
	2013	$10.422	$13.405	0
	2014	$13.405	$14.809	0
	2015	$14.809	$14.596	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.818	0
	2007	$9.818	$11.040	0
	2008	$11.040	$6.501	0
	2009	$6.501	$8.859	0
	2010	$8.859	$11.107	0
	2011	$11.107	$9.656	0
	2012	$9.656	$10.786	0
	2013	$10.786	$14.290	0
	2014	$14.290	$14.775	0
	2015	$14.775	$14.172	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.456	$16.459	98
	2007	$16.459	$15.452	0
	2008	$15.452	$9.771	0
	2009	$9.771	$12.058	0
	2010	$12.058	$13.719	0
	2011	$13.719	$13.700	0
	2012	$13.700	$14.992	0
	2013	$14.992	$18.947	0
	2014	$18.947	$20.163	0
	2015	$20.163	$19.483	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.069	$12.763	0
	2007	$12.763	$12.911	634
	2008	$12.911	$8.856	447
	2009	$8.856	$11.709	214
	2010	$11.709	$12.865	20
	2011	$12.865	$12.844	0
	2012	$12.844	$14.108	0
	2013	$14.108	$15.675	0
	2014	$15.675	$15.990	0
	2015	$15.990	$14.492	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.349	$11.192	0
	2007	$11.192	$11.592	0
	2008	$11.592	$7.400	0
	2009	$7.400	$9.361	0
	2010	$9.361	$10.186	0
	2011	$10.186	$9.783	0
	2012	$9.783	$10.719	0
	2013	$10.719	$13.445	0
	2014	$13.445	$14.744	0
	2015	$14.744	$15.186	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.951	0
	2007	$10.951	$11.942	0
	2008	$11.942	$8.331	0
	2009	$8.331	$10.018	0
	2010	$10.018	$10.936	0
	2011	$10.936	$10.349	0
	2012	$10.349	$11.439	0
	2013	$11.439	$14.234	0
	2014	$14.234	$14.672	0
	2015	$14.672	$13.785	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.892	$17.192	204
	2007	$17.192	$17.345	152
	2008	$17.345	$10.636	163
	2009	$10.636	$13.073	175
	2010	$13.073	$14.175	180
	2011	$14.175	$13.679	0
	2012	$13.679	$15.237	0
	2013	$15.237	$19.057	0
	2014	$19.057	$19.906	0
	2015	$19.906	$18.452	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.478	$21.079	0
	2007	$21.079	$20.062	65
	2008	$20.062	$13.103	71
	2009	$13.103	$16.502	69
	2010	$16.502	$20.632	65
	2011	$20.632	$19.363	0
	2012	$19.363	$22.352	0
	2013	$22.352	$29.694	0
	2014	$29.694	$29.119	0
	2015	$29.119	$26.297	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.118	$18.143	0
	2007	$18.143	$19.678	0
	2008	$19.678	$11.033	0
	2009	$11.033	$15.447	0
	2010	$15.447	$19.223	0
	2011	$19.223	$17.840	0
	2012	$17.840	$19.282	0
	2013	$19.282	$25.976	0
	2014	$25.976	$27.222	0
	2015	$27.222	$25.839	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.176	$10.322	0
	2007	$10.322	$10.728	0
	2008	$10.728	$11.255	0
	2009	$11.255	$11.315	0
	2010	$11.315	$11.616	0
	2011	$11.616	$11.971	0
	2012	$11.971	$11.892	0
	2013	$11.892	$11.337	0
	2014	$11.337	$11.428	0
	2015	$11.428	$11.197	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.281	$31.578	0
	2007	$31.578	$39.650	0
	2008	$39.650	$18.284	0
	2009	$18.284	$30.772	0
	2010	$30.772	$35.283	0
	2011	$35.283	$28.951	0
	2012	$28.951	$31.943	0
	2013	$31.943	$30.861	0
	2014	$30.861	$27.567	0
	2015	$27.567	$21.610	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.740	$19.825	95
	2007	$19.825	$22.317	0
	2008	$22.317	$12.974	0
	2009	$12.974	$17.337	0
	2010	$17.337	$18.327	0
	2011	$18.327	$15.971	0
	2012	$15.971	$18.411	0
	2013	$18.411	$22.077	0
	2014	$22.077	$19.131	0
	2015	$19.131	$17.443	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.511	$14.859	0
	2007	$14.859	$16.081	0
	2008	$16.081	$16.654	0
	2009	$16.654	$19.273	0
	2010	$19.273	$21.509	0
	2011	$21.509	$20.792	0
	2012	$20.792	$23.327	0
	2013	$23.327	$23.117	0
	2014	$23.117	$22.954	0
	2015	$22.954	$21.419	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.718	$12.727	0
	2007	$12.727	$14.474	0
	2008	$14.474	$7.181	0
	2009	$7.181	$11.599	0
	2010	$11.599	$13.524	0
	2011	$13.524	$12.345	0
	2012	$12.345	$13.649	0
	2013	$13.649	$18.606	0
	2014	$18.606	$19.625	0
	2015	$19.625	$20.046	0

Invesco V.I. American Value Fund - Series I
	2006	$12.307	$14.486	0
	2007	$14.486	$15.231	0
	2008	$15.231	$8.719	0
	2009	$8.719	$11.835	0
	2010	$11.835	$14.108	0
	2011	$14.108	$13.884	0
	2012	$13.884	$15.881	0
	2013	$15.881	$20.792	0
	2014	$20.792	$22.251	0
	2015	$22.251	$19.716	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series II
	2006	$12.282	$14.447	0
	2007	$14.447	$15.176	0
	2008	$15.176	$8.668	0
	2009	$8.668	$11.763	0
	2010	$11.763	$14.014	0
	2011	$14.014	$13.779	0
	2012	$13.779	$15.729	0
	2013	$15.729	$20.542	0
	2014	$20.542	$21.929	0
	2015	$21.929	$19.382	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.446	$12.952	0
	2007	$12.952	$12.334	0
	2008	$12.334	$7.721	0
	2009	$7.721	$9.667	0
	2010	$9.667	$10.906	0
	2011	$10.906	$10.411	0
	2012	$10.411	$12.072	0
	2013	$12.072	$15.969	0
	2014	$15.969	$16.988	0
	2015	$16.988	$15.539	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.413	$12.530	0
	2007	$12.530	$12.627	0
	2008	$12.627	$9.520	0
	2009	$9.520	$11.370	0
	2010	$11.370	$12.421	0
	2011	$12.421	$11.955	0
	2012	$11.955	$13.101	0
	2013	$13.101	$15.954	0
	2014	$15.954	$16.920	0
	2015	$16.920	$16.072	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.763	$17.828	0
	2007	$17.828	$17.820	221
	2008	$17.820	$11.779	225
	2009	$11.779	$14.255	236
	2010	$14.255	$15.595	250
	2011	$15.595	$14.863	0
	2012	$14.863	$16.572	0
	2013	$16.572	$21.616	0
	2014	$21.616	$23.178	0
	2015	$23.178	$21.852	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.986	$12.263	0
	2007	$12.263	$14.061	95
	2008	$14.061	$7.289	120
	2009	$7.289	$11.114	103
	2010	$11.114	$13.794	96
	2011	$13.794	$12.192	0
	2012	$12.192	$13.270	0
	2013	$13.270	$17.676	0
	2014	$17.676	$18.561	0
	2015	$18.561	$18.287	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.214	$10.890	0
	2007	$10.890	$11.274	0
	2008	$11.274	$9.065	0
	2009	$9.065	$11.873	0
	2010	$11.873	$13.003	0
	2011	$13.003	$13.236	0
	2012	$13.236	$14.523	0
	2013	$14.523	$15.319	0
	2014	$15.319	$15.586	0
	2015	$15.586	$14.966	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.355	$12.694	0
	2007	$12.694	$13.208	0
	2008	$13.208	$9.186	0
	2009	$9.186	$11.284	0
	2010	$11.284	$13.097	0
	2011	$13.097	$12.198	0
	2012	$12.198	$13.152	0
	2013	$13.152	$17.411	0
	2014	$17.411	$18.190	0
	2015	$18.190	$17.126	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.946	$12.518	0
	2007	$12.518	$12.624	0
	2008	$12.624	$7.826	0
	2009	$7.826	$9.073	0
	2010	$9.073	$10.388	0
	2011	$10.388	$9.513	0
	2012	$9.513	$10.397	0
	2013	$10.397	$13.778	0
	2014	$13.778	$14.463	0
	2015	$14.463	$13.699	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.344	$11.936	0
	2007	$11.936	$14.114	0
	2008	$14.114	$8.499	0
	2009	$8.499	$12.062	0
	2010	$12.062	$14.458	0
	2011	$14.458	$12.682	0
	2012	$12.682	$14.109	0
	2013	$14.109	$18.859	0
	2014	$18.859	$19.505	0
	2015	$19.505	$19.538	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.716	$12.823	0
	2007	$12.823	$12.574	0
	2008	$12.574	$7.435	0
	2009	$7.435	$9.180	0
	2010	$9.180	$11.228	0
	2011	$11.228	$10.510	0
	2012	$10.510	$11.738	0
	2013	$11.738	$14.916	0
	2014	$14.916	$16.221	0
	2015	$16.221	$15.218	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$12.994	$13.644	0
	2007	$13.644	$15.146	561
	2008	$15.146	$8.025	396
	2009	$8.025	$11.280	190
	2010	$11.280	$12.005	18
	2011	$12.005	$11.546	0
	2012	$11.546	$12.812	0
	2013	$12.812	$16.170	0
	2014	$16.170	$18.152	0
	2015	$18.152	$18.279	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.052	$15.190	151
	2007	$15.190	$15.326	517
	2008	$15.326	$8.426	365
	2009	$8.426	$9.991	175
	2010	$9.991	$10.977	16
	2011	$10.977	$10.746	0
	2012	$10.746	$11.746	0
	2013	$11.746	$12.923	0
	2014	$12.923	$13.612	0
	2015	$13.612	$13.348	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.066	$10.300	0
	2007	$10.300	$10.453	0
	2008	$10.453	$6.210	0
	2009	$6.210	$6.603	0
	2010	$6.603	$7.165	0
	2011	$7.165	$7.541	0
	2012	$7.541	$8.101	0
	2013	$8.101	$7.869	0
	2014	$7.869	$8.205	0
	2015	$8.205	$8.057	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.623	$15.646	0
	2007	$15.646	$16.175	0
	2008	$16.175	$8.010	0
	2009	$8.010	$10.330	0
	2010	$10.330	$12.810	0
	2011	$12.810	$12.596	0
	2012	$12.596	$14.267	0
	2013	$14.267	$18.868	0
	2014	$18.868	$19.414	0
	2015	$19.414	$20.132	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.196	$20.825	0
	2007	$20.825	$21.539	0
	2008	$21.539	$12.531	0
	2009	$12.531	$17.028	0
	2010	$17.028	$19.212	0
	2011	$19.212	$17.137	0
	2012	$17.137	$20.210	0
	2013	$20.210	$25.026	0
	2014	$25.026	$24.904	0
	2015	$24.904	$25.176	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.715	$13.296	163
	2007	$13.296	$14.201	283
	2008	$14.201	$11.842	219
	2009	$11.842	$13.672	248
	2010	$13.672	$15.302	242
	2011	$15.302	$15.018	0
	2012	$15.018	$16.569	0
	2013	$16.569	$16.097	0
	2014	$16.097	$16.088	0
	2015	$16.088	$15.296	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.549	$14.432	0
	2007	$14.432	$14.004	0
	2008	$14.004	$2.926	0
	2009	$2.926	$3.593	0
	2010	$3.593	$4.010	0
	2011	$4.010	$3.810	0
	2012	$3.810	$4.202	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.746	$15.383	0
	2007	$15.383	$15.621	540
	2008	$15.621	$9.348	381
	2009	$9.348	$11.667	182
	2010	$11.667	$13.177	17
	2011	$13.177	$12.809	0
	2012	$12.809	$14.564	0
	2013	$14.564	$18.666	0
	2014	$18.666	$20.095	0
	2015	$20.095	$20.203	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.076	$20.211	89
	2007	$20.211	$19.431	134
	2008	$19.431	$11.746	161
	2009	$11.746	$15.677	148
	2010	$15.677	$18.812	141
	2011	$18.812	$17.907	0
	2012	$17.907	$20.546	0
	2013	$20.546	$28.173	0
	2014	$28.173	$30.674	0
	2015	$30.674	$28.087	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$11.963	0
	2010	$11.963	$13.136	0
	2011	$13.136	$13.055	0
	2012	$13.055	$15.187	0
	2013	$15.187	$19.610	0
	2014	$19.610	$21.542	0
	2015	$21.542	$20.367	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.819	$13.991	0
	2007	$13.991	$13.771	0
	2008	$13.771	$7.959	0
	2009	$7.959	$9.750	0
	2010	$9.750	$10.537	0
	2011	$10.537	$10.560	0
	2012	$10.560	$11.587	0
	2013	$11.587	$13.343	0
	2014	$13.343	$14.400	0
	2015	$14.400	$13.882	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.680	$15.055	0
	2007	$15.055	$15.110	0
	2008	$15.110	$9.824	0
	2009	$9.824	$12.952	0
	2010	$12.952	$14.485	0
	2011	$14.485	$14.066	0
	2012	$14.066	$15.662	0
	2013	$15.662	$18.249	0
	2014	$18.249	$19.471	0
	2015	$19.471	$19.019	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.921	$12.952	0
	2007	$12.952	$12.552	0
	2008	$12.552	$10.149	0
	2009	$10.149	$12.470	0
	2010	$12.470	$12.460	0
	2011	$12.460	$12.007	0
	2012	$12.007	$14.314	0
	2013	$14.314	$19.774	0
	2014	$19.774	$24.612	0
	2015	$24.612	$25.868	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.497	$21.675	0
	2007	$21.675	$25.347	0
	2008	$25.347	$17.180	0
	2009	$17.180	$17.984	0
	2010	$17.984	$17.858	0
	2011	$17.858	$16.473	0
	2012	$16.473	$16.871	0
	2013	$16.871	$18.724	0
	2014	$18.724	$20.920	0
	2015	$20.920	$18.376	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.886	$16.826	0
	2007	$16.826	$15.414	0
	2008	$15.414	$9.213	0
	2009	$9.213	$11.662	0
	2010	$11.662	$13.007	0
	2011	$13.007	$12.095	0
	2012	$12.095	$14.050	0
	2013	$14.050	$18.589	0
	2014	$18.589	$20.071	0
	2015	$20.071	$18.098	0

Putnam VT High Yield Fund - Class IB
	2006	$14.337	$15.453	0
	2007	$15.453	$15.487	85
	2008	$15.487	$11.164	74
	2009	$11.164	$16.350	72
	2010	$16.350	$18.182	68
	2011	$18.182	$18.041	0
	2012	$18.041	$20.407	0
	2013	$20.407	$21.462	0
	2014	$21.462	$21.254	0
	2015	$21.254	$19.616	0

Putnam VT Income Fund - Class IB
	2006	$10.523	$10.726	0
	2007	$10.726	$11.004	122
	2008	$11.004	$8.162	100
	2009	$8.162	$11.673	99
	2010	$11.673	$12.506	99
	2011	$12.506	$12.805	0
	2012	$12.805	$13.827	0
	2013	$13.827	$13.735	0
	2014	$13.735	$14.258	0
	2015	$14.258	$13.700	0

Putnam VT International Equity Fund - Class IB
	2006	$16.447	$20.484	0
	2007	$20.484	$21.643	120
	2008	$21.643	$11.828	156
	2009	$11.828	$14.374	154
	2010	$14.374	$15.422	164
	2011	$15.422	$12.492	0
	2012	$12.492	$14.849	0
	2013	$14.849	$18.544	0
	2014	$18.544	$16.857	0
	2015	$16.857	$16.460	0

Putnam VT Investors Fund - Class IB
	2006	$15.010	$16.677	0
	2007	$16.677	$15.420	0
	2008	$15.420	$9.089	0
	2009	$9.089	$11.594	0
	2010	$11.594	$12.880	0
	2011	$12.880	$12.565	0
	2012	$12.565	$14.313	0
	2013	$14.313	$18.860	0
	2014	$18.860	$20.949	0
	2015	$20.949	$19.982	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.586	$9.759	0
	2007	$9.759	$9.970	134
	2008	$9.970	$9.971	85
	2009	$9.971	$9.743	116
	2010	$9.743	$9.504	130
	2011	$9.504	$9.269	0
	2012	$9.269	$9.039	0
	2013	$9.039	$8.815	0
	2014	$8.815	$8.596	0
	2015	$8.596	$8.383	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.438	$16.344	0
	2007	$16.344	$16.849	0
	2008	$16.849	$10.063	0
	2009	$10.063	$12.966	0
	2010	$12.966	$15.116	0
	2011	$15.116	$13.991	0
	2012	$13.991	$15.929	0
	2013	$15.929	$21.192	0
	2014	$21.192	$23.452	0
	2015	$23.452	$22.802	0

Putnam VT New Value Fund - Class IB
	2006	$16.793	$18.999	0
	2007	$18.999	$17.617	0
	2008	$17.617	$9.489	0
	2009	$9.489	$8.925	0

Putnam VT Research Fund - Class IB
	2006	$13.944	$15.136	0
	2007	$15.136	$14.840	0
	2008	$14.840	$8.892	0
	2009	$8.892	$11.548	0
	2010	$11.548	$13.105	0
	2011	$13.105	$12.556	0
	2012	$12.556	$14.437	0
	2013	$14.437	$18.774	0
	2014	$18.774	$21.027	0
	2015	$21.027	$20.187	0

Putnam VT Vista Fund - Class IB
	2006	$17.006	$17.488	0
	2007	$17.488	$17.700	0
	2008	$17.700	$9.398	0
	2009	$9.398	$12.714	0
	2010	$12.714	$14.433	0

Putnam VT Voyager Fund - Class IB
	2006	$12.975	$13.340	0
	2007	$13.340	$13.724	294
	2008	$13.724	$8.426	322
	2009	$8.426	$13.467	262
	2010	$13.467	$15.863	246
	2011	$15.863	$12.708	0
	2012	$12.708	$14.153	0
	2013	$14.153	$19.836	0
	2014	$19.836	$21.222	0
	2015	$21.222	$19.429	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.144	$17.444	0
	2007	$17.444	$18.095	0
	2008	$18.095	$15.001	0
	2009	$15.001	$19.033	0
	2010	$19.033	$20.367	0
	2011	$20.367	$21.229	0
	2012	$21.229	$24.399	0
	2013	$24.399	$21.708	0
	2014	$21.708	$21.779	0
	2015	$21.779	$20.987	0

UIF Global Franchise Portfolio, Class II
	2006	$12.007	$14.228	0
	2007	$14.228	$15.228	0
	2008	$15.228	$10.551	0
	2009	$10.551	$13.331	0
	2010	$13.331	$14.825	0
	2011	$14.825	$15.765	0
	2012	$15.765	$17.768	0
	2013	$17.768	$20.732	0
	2014	$20.732	$21.128	0
	2015	$21.128	$21.879	0

UIF Growth Portfolio, Class I
	2006	$12.071	$12.254	0
	2007	$12.254	$14.565	0
	2008	$14.565	$7.216	0
	2009	$7.216	$11.649	0
	2010	$11.649	$13.956	0
	2011	$13.956	$13.229	0
	2012	$13.229	$14.753	0
	2013	$14.753	$21.301	0
	2014	$21.301	$22.092	0
	2015	$22.092	$24.179	0

UIF Growth Portfolio, Class II
	2006	$12.018	$12.166	0
	2007	$12.166	$14.432	0
	2008	$14.432	$7.127	0
	2009	$7.127	$11.478	0
	2010	$11.478	$13.723	0
	2011	$13.723	$12.975	0
	2012	$12.975	$14.429	0
	2013	$14.429	$20.785	0
	2014	$20.785	$21.501	0
	2015	$21.501	$23.475	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.772	0
	2007	$9.772	$11.682	0
	2008	$11.682	$6.058	0
	2009	$6.058	$9.296	0
	2010	$9.296	$11.990	0
	2011	$11.990	$10.853	0
	2012	$10.853	$11.481	0
	2013	$11.481	$15.391	0
	2014	$15.391	$15.284	0
	2015	$15.284	$14.011	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.250	$18.813	0
	2007	$18.813	$18.885	0
	2008	$18.885	$10.968	0
	2009	$10.968	$15.684	0
	2010	$15.684	$19.355	0
	2011	$19.355	$17.229	0
	2012	$17.229	$19.270	0
	2013	$19.270	$32.194	0
	2014	$32.194	$27.040	0
	2015	$27.040	$23.784	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.732	$29.176	92
	2007	$29.176	$23.532	0
	2008	$23.532	$14.212	0
	2009	$14.212	$17.807	0
	2010	$17.807	$22.491	0
	2011	$22.491	$23.174	0
	2012	$23.174	$26.126	0
	2013	$26.126	$25.922	0
	2014	$25.922	$32.715	0
	2015	$32.715	$32.514	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.793	$9.948	131
	2007	$9.948	$10.132	0
	2008	$10.132	$10.056	0
	2009	$10.056	$9.815	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.35

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.203	0
	2007	$10.203	$11.663	0
	2008	$11.663	$6.514	0
	2009	$6.514	$8.600	0
	2010	$8.600	$9.801	0
	2011	$9.801	$9.286	0
	2012	$9.286	$10.511	0
	2013	$10.511	$13.414	0
	2014	$13.414	$14.597	0
	2015	$14.597	$14.286	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.394	0
	2007	$10.394	$10.981	0
	2008	$10.981	$8.009	0
	2009	$8.009	$9.675	4,213
	2010	$9.675	$10.612	4,213
	2011	$10.612	$10.299	4,213
	2012	$10.299	$11.200	4,213
	2013	$11.200	$12.356	4,213
	2014	$12.356	$12.549	4,213
	2015	$12.549	$12.165	4,213

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.423	0
	2007	$10.423	$11.169	0
	2008	$11.169	$7.315	0
	2009	$7.315	$9.164	0
	2010	$9.164	$10.212	0
	2011	$10.212	$9.829	0
	2012	$9.829	$10.831	0
	2013	$10.831	$12.206	0
	2014	$12.206	$12.443	0
	2015	$12.443	$12.071	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.432	0
	2007	$10.432	$11.292	0
	2008	$11.292	$6.804	0
	2009	$6.804	$8.699	0
	2010	$8.699	$9.825	0
	2011	$9.825	$9.305	0
	2012	$9.305	$10.445	0
	2013	$10.445	$12.359	0
	2014	$12.359	$12.617	0
	2015	$12.617	$12.231	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.285	0
	2007	$10.285	$10.615	0
	2008	$10.615	$9.238	0
	2009	$9.238	$10.322	0
	2010	$10.322	$10.789	0
	2011	$10.789	$10.662	0
	2012	$10.662	$11.041	0
	2013	$11.041	$11.321	0
	2014	$11.321	$11.424	0
	2015	$11.424	$11.070	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$16.950	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.683	0
	2007	$9.683	$11.541	0
	2008	$11.541	$6.212	0
	2009	$6.212	$8.743	0
	2010	$8.743	$10.206	0
	2011	$10.206	$9.992	0
	2012	$9.992	$11.507	0
	2013	$11.507	$15.097	0
	2014	$15.097	$16.528	0
	2015	$16.528	$17.486	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.754	0
	2007	$10.754	$11.022	0
	2008	$11.022	$6.750	0
	2009	$6.750	$8.309	0
	2010	$8.309	$9.291	0
	2011	$9.291	$9.217	0
	2012	$9.217	$10.386	0
	2013	$10.386	$13.353	0
	2014	$13.353	$14.743	0
	2015	$14.743	$14.524	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.814	0
	2007	$9.814	$11.031	0
	2008	$11.031	$6.492	0
	2009	$6.492	$8.843	0
	2010	$8.843	$11.081	0
	2011	$11.081	$9.628	0
	2012	$9.628	$10.749	0
	2013	$10.749	$14.234	0
	2014	$14.234	$14.709	0
	2015	$14.709	$14.102	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.448	$16.442	1,722
	2007	$16.442	$15.428	1,576
	2008	$15.428	$9.751	1,428
	2009	$9.751	$12.027	1,330
	2010	$12.027	$13.677	1,125
	2011	$13.677	$13.651	782
	2012	$13.651	$14.931	742
	2013	$14.931	$18.860	720
	2014	$18.860	$20.060	627
	2015	$20.060	$19.373	600

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.059	$12.746	2,347
	2007	$12.746	$12.887	2,347
	2008	$12.887	$8.834	918
	2009	$8.834	$11.675	0
	2010	$11.675	$12.821	0
	2011	$12.821	$12.794	0
	2012	$12.794	$14.046	0
	2013	$14.046	$15.597	658
	2014	$15.597	$15.903	605
	2015	$15.903	$14.405	552

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.342	$11.179	1,289
	2007	$11.179	$11.572	1,331
	2008	$11.572	$7.384	0
	2009	$7.384	$9.336	0
	2010	$9.336	$10.153	0
	2011	$10.153	$9.747	1,903
	2012	$9.747	$10.674	1,843
	2013	$10.674	$13.382	1,695
	2014	$13.382	$14.667	1,556
	2015	$14.667	$15.098	1,420

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.947	1,295
	2007	$10.947	$11.932	1,290
	2008	$11.932	$8.319	1,284
	2009	$8.319	$9.999	1,276
	2010	$9.999	$10.910	1,269
	2011	$10.910	$10.319	1,106
	2012	$10.319	$11.400	844
	2013	$11.400	$14.178	949
	2014	$14.178	$14.607	887
	2015	$14.607	$13.716	827

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.884	$17.174	4,205
	2007	$17.174	$17.318	3,824
	2008	$17.318	$10.614	3,642
	2009	$10.614	$13.039	3,573
	2010	$13.039	$14.131	3,442
	2011	$14.131	$13.629	3,223
	2012	$13.629	$15.174	3,133
	2013	$15.174	$18.968	2,718
	2014	$18.968	$19.803	2,714
	2015	$19.803	$18.347	2,788

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.468	$21.057	382
	2007	$21.057	$20.031	314
	2008	$20.031	$13.076	176
	2009	$13.076	$16.459	180
	2010	$16.459	$20.569	167
	2011	$20.569	$19.293	164
	2012	$19.293	$22.259	161
	2013	$22.259	$29.556	153
	2014	$29.556	$28.970	123
	2015	$28.970	$26.148	125

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.108	$18.124	0
	2007	$18.124	$19.647	0
	2008	$19.647	$11.010	0
	2009	$11.010	$15.407	0
	2010	$15.407	$19.164	0
	2011	$19.164	$17.775	0
	2012	$17.775	$19.202	0
	2013	$19.202	$25.856	0
	2014	$25.856	$27.082	0
	2015	$27.082	$25.693	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.167	$10.308	0
	2007	$10.308	$10.708	0
	2008	$10.708	$11.228	0
	2009	$11.228	$11.282	0
	2010	$11.282	$11.576	0
	2011	$11.576	$11.924	0
	2012	$11.924	$11.840	0
	2013	$11.840	$11.280	0
	2014	$11.280	$11.366	0
	2015	$11.366	$11.130	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.267	$31.545	202
	2007	$31.545	$39.589	201
	2008	$39.589	$18.246	0
	2009	$18.246	$30.692	0
	2010	$30.692	$35.174	0
	2011	$35.174	$28.846	0
	2012	$28.846	$31.812	0
	2013	$31.812	$30.718	0
	2014	$30.718	$27.425	0
	2015	$27.425	$21.488	0

FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.731	$19.805	1,899
	2007	$19.805	$22.282	1,849
	2008	$22.282	$12.947	310
	2009	$12.947	$17.292	0
	2010	$17.292	$18.270	0
	2011	$18.270	$15.913	0
	2012	$15.913	$18.336	0
	2013	$18.336	$21.975	0
	2014	$21.975	$19.033	0
	2015	$19.033	$17.345	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.504	$14.843	0
	2007	$14.843	$16.056	0
	2008	$16.056	$16.619	0
	2009	$16.619	$19.223	0
	2010	$19.223	$21.442	0
	2011	$21.442	$20.717	0
	2012	$20.717	$23.231	0
	2013	$23.231	$23.010	0
	2014	$23.010	$22.837	0
	2015	$22.837	$21.298	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.711	$12.714	0
	2007	$12.714	$14.452	0
	2008	$14.452	$7.166	0
	2009	$7.166	$11.569	0
	2010	$11.569	$13.482	0
	2011	$13.482	$12.300	0
	2012	$12.300	$13.593	0
	2013	$13.593	$18.520	0
	2014	$18.520	$19.524	0
	2015	$19.524	$19.932	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2006	$12.297	$14.466	1,753
	2007	$14.466	$15.202	1,480
	2008	$15.202	$8.698	1,445
	2009	$8.698	$11.801	1,223
	2010	$11.801	$14.060	945
	2011	$14.060	$13.830	371
	2012	$13.830	$15.810	330
	2013	$15.810	$20.689	306
	2014	$20.689	$22.129	232
	2015	$22.129	$19.599	226

Invesco V.I. American Value Fund - Series II
	2006	$12.272	$14.428	266
	2007	$14.428	$15.148	271
	2008	$15.148	$8.648	0
	2009	$8.648	$11.728	0
	2010	$11.728	$13.966	0
	2011	$13.966	$13.725	0
	2012	$13.725	$15.659	0
	2013	$15.659	$20.441	0
	2014	$20.441	$21.810	0
	2015	$21.810	$19.266	0

Invesco V.I. Comstock Fund - Series II
	2006	$11.436	$12.935	1,072
	2007	$12.935	$12.311	1,068
	2008	$12.311	$7.702	1,063
	2009	$7.702	$9.639	1,056
	2010	$9.639	$10.869	1,051
	2011	$10.869	$10.370	916
	2012	$10.370	$12.019	699
	2013	$12.019	$15.890	170
	2014	$15.890	$16.896	170
	2015	$16.896	$15.446	169

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.404	$12.513	1,087
	2007	$12.513	$12.603	1,083
	2008	$12.603	$9.497	1,078
	2009	$9.497	$11.337	1,071
	2010	$11.337	$12.379	1,065
	2011	$12.379	$11.908	929
	2012	$11.908	$13.042	708
	2013	$13.042	$15.875	173
	2014	$15.875	$16.828	172
	2015	$16.828	$15.976	171

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.755	$17.809	3,397
	2007	$17.809	$17.792	3,103
	2008	$17.792	$11.754	2,731
	2009	$11.754	$14.218	2,745
	2010	$14.218	$15.546	2,666
	2011	$15.546	$14.810	2,511
	2012	$14.810	$16.503	2,456
	2013	$16.503	$21.516	2,052
	2014	$21.516	$23.059	1,994
	2015	$23.059	$21.728	2,030

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.976	$12.247	726
	2007	$12.247	$14.035	523
	2008	$14.035	$7.271	582
	2009	$7.271	$11.082	414
	2010	$11.082	$13.747	389
	2011	$13.747	$12.144	399
	2012	$12.144	$13.211	415
	2013	$13.211	$17.588	399
	2014	$17.588	$18.460	330
	2015	$18.460	$18.178	318

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.208	$10.877	0
	2007	$10.877	$11.255	0
	2008	$11.255	$9.046	0
	2009	$9.046	$11.841	0
	2010	$11.841	$12.961	0
	2011	$12.961	$13.187	0
	2012	$13.187	$14.462	0
	2013	$14.462	$15.246	0
	2014	$15.246	$15.505	0
	2015	$15.505	$14.880	0

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.347	$12.679	399
	2007	$12.679	$13.186	397
	2008	$13.186	$9.166	0
	2009	$9.166	$11.254	0
	2010	$11.254	$13.055	0
	2011	$13.055	$12.153	0
	2012	$12.153	$13.097	0
	2013	$13.097	$17.329	0
	2014	$17.329	$18.095	0
	2015	$18.095	$17.028	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.939	$12.503	0
	2007	$12.503	$12.603	0
	2008	$12.603	$7.809	0
	2009	$7.809	$9.048	0
	2010	$9.048	$10.354	0
	2011	$10.354	$9.478	0
	2012	$9.478	$10.353	0
	2013	$10.353	$13.713	0
	2014	$13.713	$14.387	0
	2015	$14.387	$13.620	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.337	$11.922	645
	2007	$11.922	$14.090	583
	2008	$14.090	$8.480	0
	2009	$8.480	$12.029	0
	2010	$12.029	$14.411	0
	2011	$14.411	$12.635	0
	2012	$12.635	$14.049	0
	2013	$14.049	$18.770	0
	2014	$18.770	$19.403	0
	2015	$19.403	$19.425	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.709	$12.808	1,179
	2007	$12.808	$12.554	1,179
	2008	$12.554	$7.419	461
	2009	$7.419	$9.155	0
	2010	$9.155	$11.192	0
	2011	$11.192	$10.471	0
	2012	$10.471	$11.688	0
	2013	$11.688	$14.845	0
	2014	$14.845	$16.136	0
	2015	$16.136	$15.131	0

Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$12.976	$13.619	1,786
	2007	$13.619	$15.110	1,445
	2008	$15.110	$8.002	1,277
	2009	$8.002	$11.241	1,071
	2010	$11.241	$11.958	899
	2011	$11.958	$11.495	270
	2012	$11.495	$12.749	271
	2013	$12.749	$16.082	284
	2014	$16.082	$18.044	198
	2015	$18.044	$18.161	187

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$14.044	$15.175	833
	2007	$15.175	$15.302	834
	2008	$15.302	$8.409	783
	2009	$8.409	$9.965	834
	2010	$9.965	$10.943	838
	2011	$10.943	$10.707	502
	2012	$10.707	$11.698	506
	2013	$11.698	$12.864	531
	2014	$12.864	$13.542	538
	2015	$13.542	$13.273	536

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.060	$10.288	1,681
	2007	$10.288	$10.436	1,771
	2008	$10.436	$6.196	0
	2009	$6.196	$6.585	0
	2010	$6.585	$7.142	0
	2011	$7.142	$7.513	0
	2012	$7.513	$8.067	0
	2013	$8.067	$7.832	0
	2014	$7.832	$8.162	0
	2015	$8.162	$8.011	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.614	$15.630	0
	2007	$15.630	$16.150	0
	2008	$16.150	$7.993	0
	2009	$7.993	$10.304	0
	2010	$10.304	$12.770	0
	2011	$12.770	$12.550	0
	2012	$12.550	$14.208	0
	2013	$14.208	$18.780	0
	2014	$18.780	$19.314	0
	2015	$19.314	$20.019	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.186	$20.803	122
	2007	$20.803	$21.505	116
	2008	$21.505	$12.505	122
	2009	$12.505	$16.984	99
	2010	$16.984	$19.152	99
	2011	$19.152	$17.075	103
	2012	$17.075	$20.127	103
	2013	$20.127	$24.910	96
	2014	$24.910	$24.776	97
	2015	$24.776	$25.034	95

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.708	$13.282	7,293
	2007	$13.282	$14.179	6,611
	2008	$14.179	$11.817	5,090
	2009	$11.817	$13.637	4,997
	2010	$13.637	$15.254	4,816
	2011	$15.254	$14.964	4,865
	2012	$14.964	$16.501	4,931
	2013	$16.501	$16.023	5,426
	2014	$16.023	$16.005	5,884
	2015	$16.005	$15.210	5,953

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.542	$14.417	1,158
	2007	$14.417	$13.983	1,171
	2008	$13.983	$2.920	577
	2009	$2.920	$3.584	475
	2010	$3.584	$3.997	463
	2011	$3.997	$3.796	488
	2012	$3.796	$4.185	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.739	$15.367	2,257
	2007	$15.367	$15.596	1,957
	2008	$15.596	$9.329	1,401
	2009	$9.329	$11.637	1,283
	2010	$11.637	$13.136	1,073
	2011	$13.136	$12.763	460
	2012	$12.763	$14.504	418
	2013	$14.504	$18.580	407
	2014	$18.580	$19.991	299
	2015	$19.991	$20.089	266

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.066	$20.190	494
	2007	$20.190	$19.400	484
	2008	$19.400	$11.721	241
	2009	$11.721	$15.637	159
	2010	$15.637	$18.754	129
	2011	$18.754	$17.843	106
	2012	$17.843	$20.461	86
	2013	$20.461	$28.043	66
	2014	$28.043	$30.516	52
	2015	$30.516	$27.928	40

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$11.932	5,508
	2010	$11.932	$13.095	5,590
	2011	$13.095	$13.008	5,597
	2012	$13.008	$15.124	5,248
	2013	$15.124	$19.519	4,352
	2014	$19.519	$21.431	4,242
	2015	$21.431	$20.252	4,314

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.812	$13.976	703
	2007	$13.976	$13.749	557
	2008	$13.749	$7.943	543
	2009	$7.943	$9.725	528
	2010	$9.725	$10.504	344
	2011	$10.504	$10.521	0
	2012	$10.521	$11.539	0
	2013	$11.539	$13.281	0
	2014	$13.281	$14.326	0
	2015	$14.326	$13.804	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.672	$15.040	0
	2007	$15.040	$15.086	0
	2008	$15.086	$9.803	0
	2009	$9.803	$12.918	0
	2010	$12.918	$14.440	0
	2011	$14.440	$14.015	0
	2012	$14.015	$15.597	0
	2013	$15.597	$18.165	0
	2014	$18.165	$19.371	0
	2015	$19.371	$18.912	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.914	$12.938	0
	2007	$12.938	$12.532	0
	2008	$12.532	$10.128	0
	2009	$10.128	$12.438	0
	2010	$12.438	$12.421	0
	2011	$12.421	$11.964	0
	2012	$11.964	$14.256	0
	2013	$14.256	$19.682	0
	2014	$19.682	$24.485	0
	2015	$24.485	$25.722	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.487	$21.652	132
	2007	$21.652	$25.308	101
	2008	$25.308	$17.144	86
	2009	$17.144	$17.938	101
	2010	$17.938	$17.803	0
	2011	$17.803	$16.413	0
	2012	$16.413	$16.801	0
	2013	$16.801	$18.637	0
	2014	$18.637	$20.812	0
	2015	$20.812	$18.272	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.878	$16.808	1,341
	2007	$16.808	$15.390	1,151
	2008	$15.390	$9.194	1,068
	2009	$9.194	$11.632	976
	2010	$11.632	$12.967	749
	2011	$12.967	$12.052	421
	2012	$12.052	$13.992	377
	2013	$13.992	$18.503	345
	2014	$18.503	$19.968	257
	2015	$19.968	$17.996	249

Putnam VT High Yield Fund - Class IB
	2006	$14.330	$15.437	2,059
	2007	$15.437	$15.463	1,965
	2008	$15.463	$11.141	1,861
	2009	$11.141	$16.308	1,569
	2010	$16.308	$18.126	1,544
	2011	$18.126	$17.976	1,350
	2012	$17.976	$20.323	1,302
	2013	$20.323	$21.363	1,322
	2014	$21.363	$21.145	1,445
	2015	$21.145	$19.505	1,505

Putnam VT Income Fund - Class IB
	2006	$10.518	$10.715	2,478
	2007	$10.715	$10.986	2,300
	2008	$10.986	$8.145	2,208
	2009	$8.145	$11.643	1,902
	2010	$11.643	$12.467	1,967
	2011	$12.467	$12.759	1,902
	2012	$12.759	$13.770	1,921
	2013	$13.770	$13.671	2,064
	2014	$13.671	$14.184	2,160
	2015	$14.184	$13.622	2,153

Putnam VT International Equity Fund - Class IB
	2006	$16.438	$20.463	422
	2007	$20.463	$21.609	428
	2008	$21.609	$11.803	0
	2009	$11.803	$14.337	0
	2010	$14.337	$15.374	0
	2011	$15.374	$12.446	0
	2012	$12.446	$14.788	0
	2013	$14.788	$18.458	0
	2014	$18.458	$16.770	0
	2015	$16.770	$16.367	0

Putnam VT Investors Fund - Class IB
	2006	$15.002	$16.660	0
	2007	$16.660	$15.396	0
	2008	$15.396	$9.070	0
	2009	$9.070	$11.565	0
	2010	$11.565	$12.840	0
	2011	$12.840	$12.520	0
	2012	$12.520	$14.254	0
	2013	$14.254	$18.772	0
	2014	$18.772	$20.841	0
	2015	$20.841	$19.869	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.581	$9.749	493
	2007	$9.749	$9.954	516
	2008	$9.954	$9.951	0
	2009	$9.951	$9.718	9,106
	2010	$9.718	$9.475	10,302
	2011	$9.475	$9.236	15,930
	2012	$9.236	$9.001	17,006
	2013	$9.001	$8.774	15,497
	2014	$8.774	$8.552	16,745
	2015	$8.552	$8.335	16,300

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.430	$16.326	1,677
	2007	$16.326	$16.823	1,354
	2008	$16.823	$10.042	1,250
	2009	$10.042	$12.933	1,115
	2010	$12.933	$15.069	1,739
	2011	$15.069	$13.941	713
	2012	$13.941	$15.863	657
	2013	$15.863	$21.094	611
	2014	$21.094	$23.331	440
	2015	$23.331	$22.673	396

Putnam VT New Value Fund - Class IB
	2006	$16.784	$18.979	6,444
	2007	$18.979	$17.590	6,596
	2008	$17.590	$9.470	6,535
	2009	$9.470	$8.906	0

Putnam VT Research Fund - Class IB
	2006	$13.937	$15.120	0
	2007	$15.120	$14.817	0
	2008	$14.817	$8.874	0
	2009	$8.874	$11.518	0
	2010	$11.518	$13.065	0
	2011	$13.065	$12.511	0
	2012	$12.511	$14.377	0
	2013	$14.377	$18.687	0
	2014	$18.687	$20.919	0
	2015	$20.919	$20.072	0

Putnam VT Vista Fund - Class IB
	2006	$16.997	$17.470	1,328
	2007	$17.470	$17.672	1,097
	2008	$17.672	$9.378	1,119
	2009	$9.378	$12.682	994
	2010	$12.682	$14.391	0

Putnam VT Voyager Fund - Class IB
	2006	$12.968	$13.326	3,136
	2007	$13.326	$13.703	2,746
	2008	$13.703	$8.409	2,575
	2009	$8.409	$13.432	2,138
	2010	$13.432	$15.814	1,877
	2011	$15.814	$12.662	1,308
	2012	$12.662	$14.095	1,094
	2013	$14.095	$19.744	545
	2014	$19.744	$21.113	445
	2015	$21.113	$19.319	434

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.136	$17.426	0
	2007	$17.426	$18.067	0
	2008	$18.067	$14.970	0
	2009	$14.970	$18.984	0
	2010	$18.984	$20.304	0
	2011	$20.304	$21.152	0
	2012	$21.152	$24.299	0
	2013	$24.299	$21.608	0
	2014	$21.608	$21.667	0
	2015	$21.667	$20.869	0

UIF Global Franchise Portfolio, Class II
	2006	$11.995	$14.206	0
	2007	$14.206	$15.197	0
	2008	$15.197	$10.524	0
	2009	$10.524	$13.290	0
	2010	$13.290	$14.772	0
	2011	$14.772	$15.700	0
	2012	$15.700	$17.686	0
	2013	$17.686	$20.626	0
	2014	$20.626	$21.009	0
	2015	$21.009	$21.745	0

UIF Growth Portfolio, Class I
	2006	$12.060	$12.237	1,415
	2007	$12.237	$14.537	939
	2008	$14.537	$7.199	986
	2009	$7.199	$11.615	688
	2010	$11.615	$13.909	582
	2011	$13.909	$13.177	273
	2012	$13.177	$14.687	253
	2013	$14.687	$21.196	206
	2014	$21.196	$21.972	180
	2015	$21.972	$24.035	151

UIF Growth Portfolio, Class II
	2006	$12.008	$12.150	1,810
	2007	$12.150	$14.404	1,810
	2008	$14.404	$7.110	708
	2009	$7.110	$11.444	0
	2010	$11.444	$13.676	0
	2011	$13.676	$12.924	0
	2012	$12.924	$14.365	0
	2013	$14.365	$20.682	0
	2014	$20.682	$21.384	0
	2015	$21.384	$23.335	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.769	885
	2007	$9.769	$11.672	792
	2008	$11.672	$6.050	0
	2009	$6.050	$9.278	0
	2010	$9.278	$11.961	0
	2011	$11.961	$10.822	0
	2012	$10.822	$11.441	0
	2013	$11.441	$15.331	0
	2014	$15.331	$15.216	0
	2015	$15.216	$13.941	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.227	$18.777	0
	2007	$18.777	$18.840	0
	2008	$18.840	$10.936	0
	2009	$10.936	$15.630	0
	2010	$15.630	$19.279	0
	2011	$19.279	$17.153	0
	2012	$17.153	$19.174	0
	2013	$19.174	$32.018	0
	2014	$32.018	$26.879	0
	2015	$26.879	$23.630	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.720	$29.145	4,555
	2007	$29.145	$23.495	5,378
	2008	$23.495	$14.183	6,599
	2009	$14.183	$17.761	6,113
	2010	$17.761	$22.422	5,429
	2011	$22.422	$23.091	5,255
	2012	$23.091	$26.018	5,084
	2013	$26.018	$25.802	5,436
	2014	$25.802	$32.547	4,635
	2015	$32.547	$32.330	4,499

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.783	$9.933	10,693
	2007	$9.933	$10.111	9,998
	2008	$10.111	$10.030	7,126
	2009	$10.030	$9.785	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2006	$10.000	$10.196	0
	2007	$10.196	$11.643	0
	2008	$11.643	$6.496	0
	2009	$6.496	$8.568	0
	2010	$8.568	$9.754	0
	2011	$9.754	$9.232	0
	2012	$9.232	$10.439	0
	2013	$10.439	$13.309	0
	2014	$13.309	$14.468	0
	2015	$14.468	$14.145	0

Fidelity VIP Freedom 2010 Portfolio - Service Class 2
	2006	$10.000	$10.387	0
	2007	$10.387	$10.962	0
	2008	$10.962	$7.987	0
	2009	$7.987	$9.638	0
	2010	$9.638	$10.561	0
	2011	$10.561	$10.239	0
	2012	$10.239	$11.123	0
	2013	$11.123	$12.259	0
	2014	$12.259	$12.438	0
	2015	$12.438	$12.045	0

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
	2006	$10.000	$10.416	0
	2007	$10.416	$11.150	0
	2008	$11.150	$7.295	0
	2009	$7.295	$9.130	0
	2010	$9.130	$10.163	0
	2011	$10.163	$9.772	0
	2012	$9.772	$10.757	0
	2013	$10.757	$12.111	0
	2014	$12.111	$12.333	0
	2015	$12.333	$11.952	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
	2006	$10.000	$10.425	0
	2007	$10.425	$11.273	0
	2008	$11.273	$6.785	0
	2009	$6.785	$8.666	0
	2010	$8.666	$9.778	0
	2011	$9.778	$9.251	0
	2012	$9.251	$10.374	0
	2013	$10.374	$12.262	0
	2014	$12.262	$12.505	0
	2015	$12.505	$12.110	0

Fidelity VIP Freedom Income Portfolio - Service Class 2
	2006	$10.000	$10.278	0
	2007	$10.278	$10.597	0
	2008	$10.597	$9.213	0
	2009	$9.213	$10.283	0
	2010	$10.283	$10.738	0
	2011	$10.738	$10.600	0
	2012	$10.600	$10.965	0
	2013	$10.965	$11.232	0
	2014	$11.232	$11.322	0
	2015	$11.322	$10.961	0

Fidelity VIP Growth Opportunities Portfolio - Service Class 2
	2015	$10.000	$16.783	0

Fidelity VIP Growth Stock Portfolio - Service Class 2
	2006	$10.000	$9.676	0
	2007	$9.676	$11.521	0
	2008	$11.521	$6.194	0
	2009	$6.194	$8.710	0
	2010	$8.710	$10.157	0
	2011	$10.157	$9.934	0
	2012	$9.934	$11.429	0
	2013	$11.429	$14.978	0
	2014	$14.978	$16.381	0
	2015	$16.381	$17.325	0

Fidelity VIP Index 500 Portfolio - Service Class 2
	2006	$10.000	$10.746	0
	2007	$10.746	$11.003	0
	2008	$11.003	$6.732	0
	2009	$6.732	$8.278	0
	2010	$8.278	$9.246	0
	2011	$9.246	$9.163	0
	2012	$9.163	$10.315	0
	2013	$10.315	$13.248	0
	2014	$13.248	$14.612	0
	2015	$14.612	$14.380	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2006	$10.000	$9.808	0
	2007	$9.808	$11.012	0
	2008	$11.012	$6.474	0
	2009	$6.474	$8.809	0
	2010	$8.809	$11.028	0
	2011	$11.028	$9.572	0
	2012	$9.572	$10.675	0
	2013	$10.675	$14.122	0
	2014	$14.122	$14.578	0
	2015	$14.578	$13.962	0

FTVIP Franklin Growth and Income VIP Fund - Class 2
	2006	$14.396	$16.366	0
	2007	$16.366	$15.341	0
	2008	$15.341	$9.686	0
	2009	$9.686	$11.935	0
	2010	$11.935	$13.558	0
	2011	$13.558	$13.519	0
	2012	$13.519	$14.771	0
	2013	$14.771	$18.639	0
	2014	$18.639	$19.804	0
	2015	$19.804	$19.106	0

FTVIP Franklin Income VIP Fund - Class 2
	2006	$11.041	$12.711	0
	2007	$12.711	$12.838	0
	2008	$12.838	$8.792	0
	2009	$8.792	$11.607	0
	2010	$11.607	$12.733	0
	2011	$12.733	$12.693	0
	2012	$12.693	$13.921	0
	2013	$13.921	$15.443	0
	2014	$15.443	$15.730	0
	2015	$15.730	$14.234	0

FTVIP Franklin Large Cap Growth VIP Fund - Class 2
	2006	$10.329	$11.153	0
	2007	$11.153	$11.534	0
	2008	$11.534	$7.352	0
	2009	$7.352	$9.286	0
	2010	$9.286	$10.088	0
	2011	$10.088	$9.675	0
	2012	$9.675	$10.584	0
	2013	$10.584	$13.255	0
	2014	$13.255	$14.514	0
	2015	$14.514	$14.925	0

FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2006	$10.000	$10.940	0
	2007	$10.940	$11.911	0
	2008	$11.911	$8.297	0
	2009	$8.297	$9.961	0
	2010	$9.961	$10.858	0
	2011	$10.858	$10.259	0
	2012	$10.259	$11.322	0
	2013	$11.322	$14.067	0
	2014	$14.067	$14.477	0
	2015	$14.477	$13.581	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2006	$14.831	$17.095	0
	2007	$17.095	$17.221	0
	2008	$17.221	$10.544	0
	2009	$10.544	$12.939	0
	2010	$12.939	$14.008	0
	2011	$14.008	$13.497	0
	2012	$13.497	$15.012	0
	2013	$15.012	$18.746	0
	2014	$18.746	$19.551	0
	2015	$19.551	$18.095	0

FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2006	$18.402	$20.960	0
	2007	$20.960	$19.918	0
	2008	$19.918	$12.989	0
	2009	$12.989	$16.333	0
	2010	$16.333	$20.390	0
	2011	$20.390	$19.106	0
	2012	$19.106	$22.021	0
	2013	$22.021	$29.210	0
	2014	$29.210	$28.601	0
	2015	$28.601	$25.789	0

FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2006	$17.047	$18.041	0
	2007	$18.041	$19.537	0
	2008	$19.537	$10.937	0
	2009	$10.937	$15.289	0
	2010	$15.289	$18.997	0
	2011	$18.997	$17.603	0
	2012	$17.603	$18.997	0
	2013	$18.997	$25.553	0
	2014	$25.553	$26.737	0
	2015	$26.737	$25.339	0

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
	2006	$10.150	$10.279	0
	2007	$10.279	$10.668	0
	2008	$10.668	$11.175	0
	2009	$11.175	$11.216	0
	2010	$11.216	$11.497	0
	2011	$11.497	$11.830	0
	2012	$11.830	$11.735	0
	2013	$11.735	$11.169	0
	2014	$11.169	$11.242	0
	2015	$11.242	$10.997	0

FTVIP Templeton Developing Markets VIP Fund - Class 2
	2006	$25.177	$31.401	0
	2007	$31.401	$39.367	0
	2008	$39.367	$18.125	0
	2009	$18.125	$30.457	0
	2010	$30.457	$34.869	0
	2011	$34.869	$28.567	0
	2012	$28.567	$31.471	0
	2013	$31.471	$30.358	0
	2014	$30.358	$27.076	0
	2015	$27.076	$21.193	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2006	$16.672	$19.714	0
	2007	$19.714	$22.157	0
	2008	$22.157	$12.861	0
	2009	$12.861	$17.160	0
	2010	$17.160	$18.112	0
	2011	$18.112	$15.759	0
	2012	$15.759	$18.139	0
	2013	$18.139	$21.718	0
	2014	$21.718	$18.790	0
	2015	$18.790	$17.106	0

FTVIP Templeton Global Bond VIP Fund - Class 2
	2006	$13.456	$14.775	0
	2007	$14.775	$15.966	0
	2008	$15.966	$16.509	0
	2009	$16.509	$19.076	0
	2010	$19.076	$21.256	0
	2011	$21.256	$20.516	0
	2012	$20.516	$22.983	0
	2013	$22.983	$22.740	0
	2014	$22.740	$22.546	0
	2015	$22.546	$21.006	0

Invesco V.I. American Franchise Fund - Series II
	2006	$12.666	$12.656	0
	2007	$12.656	$14.370	0
	2008	$14.370	$7.119	0
	2009	$7.119	$11.481	0
	2010	$11.481	$13.365	0
	2011	$13.365	$12.181	0
	2012	$12.181	$13.448	0
	2013	$13.448	$18.303	0
	2014	$18.303	$19.276	0
	2015	$19.276	$19.658	0

Invesco V.I. American Value Fund - Series I
	2006	$12.275	$14.426	0
	2007	$14.426	$15.145	0
	2008	$15.145	$8.657	0
	2009	$8.657	$11.733	0
	2010	$11.733	$13.964	0
	2011	$13.964	$13.721	0
	2012	$13.721	$15.670	0
	2013	$15.670	$20.484	0
	2014	$20.484	$21.888	0
	2015	$21.888	$19.365	0

Invesco V.I. American Value Fund - Series II
	2006	$12.251	$14.388	0
	2007	$14.388	$15.091	0
	2008	$15.091	$8.606	0
	2009	$8.606	$11.660	0
	2010	$11.660	$13.871	0
	2011	$13.871	$13.617	0
	2012	$13.617	$15.521	0
	2013	$15.521	$20.239	0
	2014	$20.239	$21.572	0
	2015	$21.572	$19.037	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2006	$11.416	$12.899	0
	2007	$12.899	$12.265	0
	2008	$12.265	$7.665	0
	2009	$7.665	$9.583	0
	2010	$9.583	$10.795	0
	2011	$10.795	$10.289	0
	2012	$10.289	$11.912	0
	2013	$11.912	$15.733	0
	2014	$15.733	$16.712	0
	2015	$16.712	$15.262	0

Invesco V.I. Equity and Income Fund - Series II
	2006	$11.384	$12.479	0
	2007	$12.479	$12.556	0
	2008	$12.556	$9.451	0
	2009	$9.451	$11.271	0
	2010	$11.271	$12.294	0
	2011	$12.294	$11.815	0
	2012	$11.815	$12.927	0
	2013	$12.927	$15.718	0
	2014	$15.718	$16.645	0
	2015	$16.645	$15.786	0

Invesco V.I. Growth and Income Fund - Series II
	2006	$15.699	$17.727	0
	2007	$17.727	$17.692	0
	2008	$17.692	$11.676	0
	2009	$11.676	$14.109	0
	2010	$14.109	$15.412	0
	2011	$15.412	$14.666	0
	2012	$14.666	$16.327	0
	2013	$16.327	$21.263	0
	2014	$21.263	$22.765	0
	2015	$22.765	$21.430	0

Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$11.955	$12.213	0
	2007	$12.213	$13.982	0
	2008	$13.982	$7.237	0
	2009	$7.237	$11.018	0
	2010	$11.018	$13.653	0
	2011	$13.653	$12.049	0
	2012	$12.049	$13.094	0
	2013	$13.094	$17.414	0
	2014	$17.414	$18.259	0
	2015	$18.259	$17.962	0

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
	2006	$10.194	$10.852	0
	2007	$10.852	$11.218	0
	2008	$11.218	$9.006	0
	2009	$9.006	$11.777	0
	2010	$11.777	$12.878	0
	2011	$12.878	$13.089	0
	2012	$13.089	$14.340	0
	2013	$14.340	$15.102	0
	2014	$15.102	$15.342	0
	2015	$15.342	$14.709	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
	2006	$11.333	$12.650	0
	2007	$12.650	$13.142	0
	2008	$13.142	$9.126	0
	2009	$9.126	$11.194	0
	2010	$11.194	$12.972	0
	2011	$12.972	$12.063	0
	2012	$12.063	$12.986	0
	2013	$12.986	$17.165	0
	2014	$17.165	$17.905	0
	2015	$17.905	$16.832	0

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
	2006	$10.925	$12.474	0
	2007	$12.474	$12.561	0
	2008	$12.561	$7.775	0
	2009	$7.775	$9.000	0
	2010	$9.000	$10.288	0
	2011	$10.288	$9.408	0
	2012	$9.408	$10.266	0
	2013	$10.266	$13.583	0
	2014	$13.583	$14.237	0
	2015	$14.237	$13.464	0

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
	2006	$11.322	$11.895	0
	2007	$11.895	$14.043	0
	2008	$14.043	$8.443	0
	2009	$8.443	$11.964	0
	2010	$11.964	$14.319	0
	2011	$14.319	$12.541	0
	2012	$12.541	$13.931	0
	2013	$13.931	$18.592	0
	2014	$18.592	$19.200	0
	2015	$19.200	$19.202	0

Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
	2006	$11.694	$12.779	0
	2007	$12.779	$12.512	0
	2008	$12.512	$7.387	0
	2009	$7.387	$9.106	0
	2010	$9.106	$11.120	0
	2011	$11.120	$10.393	0
	2012	$10.393	$11.590	0
	2013	$11.590	$14.705	0
	2014	$14.705	$15.967	0
	2015	$15.967	$14.957	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Capital Appreciation Fund/VA - Service Shares
	2006	$12.941	$13.568	0
	2007	$13.568	$15.038	0
	2008	$15.038	$7.955	0
	2009	$7.955	$11.165	0
	2010	$11.165	$11.864	0
	2011	$11.864	$11.393	0
	2012	$11.393	$12.623	0
	2013	$12.623	$15.906	0
	2014	$15.906	$17.829	0
	2015	$17.829	$17.926	0

Oppenheimer Conservative Balanced Fund/VA - Service Shares formerly, Oppenheimer Capital Income Fund/VA - Service Shares
	2006	$13.994	$15.105	0
	2007	$15.105	$15.217	0
	2008	$15.217	$8.353	0
	2009	$8.353	$9.889	0
	2010	$9.889	$10.849	0
	2011	$10.849	$10.603	0
	2012	$10.603	$11.572	0
	2013	$11.572	$12.713	0
	2014	$12.713	$13.369	0
	2015	$13.369	$13.090	0

Oppenheimer Core Bond Fund/VA - Service Shares
	2006	$10.047	$10.265	0
	2007	$10.265	$10.401	0
	2008	$10.401	$6.169	0
	2009	$6.169	$6.550	0
	2010	$6.550	$7.097	0
	2011	$7.097	$7.458	0
	2012	$7.458	$7.999	0
	2013	$7.999	$7.758	0
	2014	$7.758	$8.076	0
	2015	$8.076	$7.919	0

Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
	2006	$15.559	$15.558	0
	2007	$15.558	$16.060	0
	2008	$16.060	$7.940	0
	2009	$7.940	$10.225	0
	2010	$10.225	$12.659	0
	2011	$12.659	$12.429	0
	2012	$12.429	$14.056	0
	2013	$14.056	$18.560	0
	2014	$18.560	$19.068	0
	2015	$19.068	$19.743	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Global Fund/VA - Service Shares
	2006	$18.121	$20.708	0
	2007	$20.708	$21.384	0
	2008	$21.384	$12.422	0
	2009	$12.422	$16.854	0
	2010	$16.854	$18.986	0
	2011	$18.986	$16.910	0
	2012	$16.910	$19.911	0
	2013	$19.911	$24.618	0
	2014	$24.618	$24.461	0
	2015	$24.461	$24.690	0

Oppenheimer Global Strategic Income Fund/VA - Service Shares
	2006	$12.662	$13.221	0
	2007	$13.221	$14.099	0
	2008	$14.099	$11.739	0
	2009	$11.739	$13.533	0
	2010	$13.533	$15.122	0
	2011	$15.122	$14.819	0
	2012	$14.819	$16.324	0
	2013	$16.324	$15.835	0
	2014	$15.835	$15.801	0
	2015	$15.801	$15.001	0

Oppenheimer High Income Fund/VA - Service Shares
	2006	$13.494	$14.350	0
	2007	$14.350	$13.904	0
	2008	$13.904	$2.900	0
	2009	$2.900	$3.556	0
	2010	$3.556	$3.963	0
	2011	$3.963	$3.760	0
	2012	$3.760	$4.141	0

Oppenheimer Main Street Fund®/VA - Service Shares
	2006	$13.690	$15.297	0
	2007	$15.297	$15.509	0
	2008	$15.509	$9.267	0
	2009	$9.267	$11.548	0
	2010	$11.548	$13.022	0
	2011	$13.022	$12.639	0
	2012	$12.639	$14.349	0
	2013	$14.349	$18.362	0
	2014	$18.362	$19.737	0
	2015	$19.737	$19.813	0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$18.002	$20.097	0
	2007	$20.097	$19.292	0
	2008	$19.292	$11.644	0
	2009	$11.644	$15.517	0
	2010	$15.517	$18.591	0
	2011	$18.591	$17.670	0
	2012	$17.670	$20.242	0
	2013	$20.242	$27.714	0
	2014	$27.714	$30.127	0
	2015	$30.127	$27.545	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$11.841	0
	2010	$11.841	$12.981	0
	2011	$12.981	$12.882	0
	2012	$12.882	$14.963	0
	2013	$14.963	$19.290	0
	2014	$19.290	$21.159	0
	2015	$21.159	$19.973	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.766	$13.912	0
	2007	$13.912	$13.672	0
	2008	$13.672	$7.890	0
	2009	$7.890	$9.650	0
	2010	$9.650	$10.413	0
	2011	$10.413	$10.420	0
	2012	$10.420	$11.415	0
	2013	$11.415	$13.125	0
	2014	$13.125	$14.143	0
	2015	$14.143	$13.614	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$13.624	$14.971	0
	2007	$14.971	$15.002	0
	2008	$15.002	$9.738	0
	2009	$9.738	$12.819	0
	2010	$12.819	$14.315	0
	2011	$14.315	$13.879	0
	2012	$13.879	$15.430	0
	2013	$15.430	$17.952	0
	2014	$17.952	$19.125	0
	2015	$19.125	$18.652	0

Putnam VT Global Health Care Fund - Class IB
	2006	$12.868	$12.879	0
	2007	$12.879	$12.462	0
	2008	$12.462	$10.061	0
	2009	$10.061	$12.343	0
	2010	$12.343	$12.313	0
	2011	$12.313	$11.848	0
	2012	$11.848	$14.103	0
	2013	$14.103	$19.452	0
	2014	$19.452	$24.174	0
	2015	$24.174	$25.368	0

Putnam VT Global Utilities Fund - Class IB
	2006	$17.425	$21.553	0
	2007	$21.553	$25.166	0
	2008	$25.166	$17.030	0
	2009	$17.030	$17.800	0
	2010	$17.800	$17.648	0
	2011	$17.648	$16.254	0
	2012	$16.254	$16.622	0
	2013	$16.622	$18.419	0
	2014	$18.419	$20.547	0
	2015	$20.547	$18.021	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2006	$14.825	$16.731	0
	2007	$16.731	$15.303	0
	2008	$15.303	$9.133	0
	2009	$9.133	$11.543	0
	2010	$11.543	$12.854	0
	2011	$12.854	$11.935	0
	2012	$11.935	$13.843	0
	2013	$13.843	$18.286	0
	2014	$18.286	$19.714	0
	2015	$19.714	$17.748	0

Putnam VT High Yield Fund - Class IB
	2006	$14.279	$15.366	0
	2007	$15.366	$15.376	0
	2008	$15.376	$11.067	0
	2009	$11.067	$16.183	0
	2010	$16.183	$17.969	0
	2011	$17.969	$17.802	0
	2012	$17.802	$20.106	0
	2013	$20.106	$21.113	0
	2014	$21.113	$20.876	0
	2015	$20.876	$19.237	0

Putnam VT Income Fund - Class IB
	2006	$10.480	$10.665	0
	2007	$10.665	$10.925	0
	2008	$10.925	$8.091	0
	2009	$8.091	$11.554	0
	2010	$11.554	$12.359	0
	2011	$12.359	$12.635	0
	2012	$12.635	$13.623	0
	2013	$13.623	$13.511	0
	2014	$13.511	$14.004	0
	2015	$14.004	$13.435	0

Putnam VT International Equity Fund - Class IB
	2006	$16.379	$20.369	0
	2007	$20.369	$21.488	0
	2008	$21.488	$11.725	0
	2009	$11.725	$14.227	0
	2010	$14.227	$15.241	0
	2011	$15.241	$12.326	0
	2012	$12.326	$14.630	0
	2013	$14.630	$18.242	0
	2014	$18.242	$16.557	0
	2015	$16.557	$16.142	0

Putnam VT Investors Fund - Class IB
	2006	$14.949	$16.584	0
	2007	$16.584	$15.309	0
	2008	$15.309	$9.010	0
	2009	$9.010	$11.476	0
	2010	$11.476	$12.729	0
	2011	$12.729	$12.398	0
	2012	$12.398	$14.102	0
	2013	$14.102	$18.552	0
	2014	$18.552	$20.576	0
	2015	$20.576	$19.596	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$9.547	$9.704	0
	2007	$9.704	$9.898	0
	2008	$9.898	$9.885	0
	2009	$9.885	$9.644	0
	2010	$9.644	$9.393	0
	2011	$9.393	$9.146	0
	2012	$9.146	$8.905	0
	2013	$8.905	$8.671	0
	2014	$8.671	$8.443	0
	2015	$8.443	$8.221	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$15.375	$16.252	0
	2007	$16.252	$16.728	0
	2008	$16.728	$9.976	0
	2009	$9.976	$12.834	0
	2010	$12.834	$14.939	0
	2011	$14.939	$13.806	0
	2012	$13.806	$15.693	0
	2013	$15.693	$20.847	0
	2014	$20.847	$23.034	0
	2015	$23.034	$22.361	0

Putnam VT New Value Fund - Class IB
	2006	$16.724	$18.892	0
	2007	$18.892	$17.491	0
	2008	$17.491	$9.407	0
	2009	$9.407	$8.845	0

Putnam VT Research Fund - Class IB
	2006	$13.887	$15.051	0
	2007	$15.051	$14.733	0
	2008	$14.733	$8.815	0
	2009	$8.815	$11.430	0
	2010	$11.430	$12.951	0
	2011	$12.951	$12.390	0
	2012	$12.390	$14.223	0
	2013	$14.223	$18.468	0
	2014	$18.468	$20.653	0
	2015	$20.653	$19.797	0

Putnam VT Vista Fund - Class IB
	2006	$16.936	$17.390	0
	2007	$17.390	$17.573	0
	2008	$17.573	$9.316	0
	2009	$9.316	$12.585	0
	2010	$12.585	$14.270	0

Putnam VT Voyager Fund - Class IB
	2006	$12.922	$13.265	0
	2007	$13.265	$13.626	0
	2008	$13.626	$8.353	0
	2009	$8.353	$13.329	0
	2010	$13.329	$15.677	0
	2011	$15.677	$12.539	0
	2012	$12.539	$13.944	0
	2013	$13.944	$19.513	0
	2014	$19.513	$20.844	0
	2015	$20.844	$19.053	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.078	$17.346	0
	2007	$17.346	$17.966	0
	2008	$17.966	$14.871	0
	2009	$14.871	$18.838	0
	2010	$18.838	$20.128	0
	2011	$20.128	$20.947	0
	2012	$20.947	$24.039	0
	2013	$24.039	$21.354	0
	2014	$21.354	$21.392	0
	2015	$21.392	$20.582	0

UIF Global Franchise Portfolio, Class II
	2006	$11.970	$14.162	0
	2007	$14.162	$15.135	0
	2008	$15.135	$10.471	0
	2009	$10.471	$13.208	0
	2010	$13.208	$14.666	0
	2011	$14.666	$15.572	0
	2012	$15.572	$17.523	0
	2013	$17.523	$20.415	0
	2014	$20.415	$20.773	0
	2015	$20.773	$21.479	0

UIF Growth Portfolio, Class I
	2006	$12.040	$12.204	0
	2007	$12.204	$14.483	0
	2008	$14.483	$7.164	0
	2009	$7.164	$11.548	0
	2010	$11.548	$13.814	0
	2011	$13.814	$13.073	0
	2012	$13.073	$14.557	0
	2013	$14.557	$20.987	0
	2014	$20.987	$21.732	0
	2015	$21.732	$23.748	0

UIF Growth Portfolio, Class II
	2006	$11.987	$12.117	0
	2007	$12.117	$14.350	0
	2008	$14.350	$7.076	0
	2009	$7.076	$11.378	0
	2010	$11.378	$13.583	0
	2011	$13.583	$12.823	0
	2012	$12.823	$14.238	0
	2013	$14.238	$20.478	0
	2014	$20.478	$21.151	0
	2015	$21.151	$23.057	0

UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.762	0
	2007	$9.762	$11.652	0
	2008	$11.652	$6.033	0
	2009	$6.033	$9.244	0
	2010	$9.244	$11.904	0
	2011	$11.904	$10.759	0
	2012	$10.759	$11.363	0
	2013	$11.363	$15.210	0
	2014	$15.210	$15.081	0
	2015	$15.081	$13.803	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2006	$17.180	$18.707	0
	2007	$18.707	$18.750	0
	2008	$18.750	$10.873	0
	2009	$10.873	$15.523	0
	2010	$15.523	$19.128	0
	2011	$19.128	$17.001	0
	2012	$17.001	$18.985	0
	2013	$18.985	$31.670	0
	2014	$31.670	$26.559	0
	2015	$26.559	$23.325	0

UIF U.S. Real Estate Portfolio, Class II
	2006	$21.643	$29.012	0
	2007	$29.012	$23.363	0
	2008	$23.363	$14.089	0
	2009	$14.089	$17.625	0
	2010	$17.625	$22.227	0
	2011	$22.227	$22.867	0
	2012	$22.867	$25.740	0
	2013	$25.740	$25.499	0
	2014	$25.499	$32.132	0
	2015	$32.132	$31.885	0

Van Kampen LIT Money Market Portfolio - Class II
	2006	$9.763	$9.903	0
	2007	$9.903	$10.069	0
	2008	$10.069	$9.979	0
	2009	$9.979	$9.726	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated April 29, 2016

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

• Putnam Allstate Advisor

• Putnam Allstate Advisor Plus

• Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 29, 2016 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

Additions, Deletions or Substitutions of Investments  2
The Contracts 2
Calculation of Accumulation Unit Values  2
Calculation of Variable Income Payments  3
General Matters  3
Experts  5
Financial Statements  5
Appendix A A-1

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2015 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2014 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2013 was $0. The offering of the Contracts is continuous.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

2

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

3

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

4

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

• consolidated financial statements of Allstate Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 and related consolidated financial statement schedules, and

• the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2015 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Putnam VT Money Market Fund – Class IB	Putnam VT Government Money Market Fund – Class IB

A-1

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

Mortality & Expense = 1.4

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.679	$12.905	731,997
	2007	$12.905	$13.787	662,616
	2008	$13.787	$13.635	558,137
	2009	$13.635	$16.267	535,716
	2010	$16.267	$16.867	447,645
	2011	$16.867	$17.762	359,253
	2012	$17.762	$17.837	325,347
	2013	$17.837	$17.503	275,347
	2014	$17.503	$18.003	227,694
	2015	$18.003	$17.634	172,680

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.781	$9.725	306,463
	2007	$9.725	$8.922	269,359
	2008	$8.922	$5.420	228,133
	2009	$5.420	$5.041	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.344	$18.568	68,646
	2007	$18.568	$16.558	87,812
	2008	$16.558	$10.582	71,292
	2009	$10.582	$15.193	68,929
	2010	$15.193	$19.406	67,114
	2011	$19.406	$17.966	57,142
	2012	$17.966	$20.259	55,482
	2013	$20.259	$26.787	54,997
	2014	$26.787	$28.274	50,155
	2015	$28.274	$25.756	45,543

Putnam VT Discovery Growth Fund - Class IB
	2006	$5.056	$5.538	532,806
	2007	$5.538	$6.023	460,424
	2008	$6.023	$3.367	368,031
	2009	$3.367	$3.298	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.390	$14.034	946,956
	2007	$14.034	$14.408	747,462
	2008	$14.408	$9.829	554,119
	2009	$9.829	$15.056	487,005
	2010	$15.056	$16.726	391,395
	2011	$16.726	$15.970	360,261
	2012	$15.970	$17.561	307,109
	2013	$17.561	$18.668	255,806
	2014	$18.668	$18.470	221,744
	2015	$18.470	$17.785	186,814

Putnam VT Equity Income Fund - Class IB
	2006	$13.806	$16.179	323,901
	2007	$16.179	$16.459	324,966
	2008	$16.459	$11.175	283,682
	2009	$11.175	$14.043	701,782
	2010	$14.043	$15.592	571,125
	2011	$15.592	$15.670	478,784
	2012	$15.670	$18.432	400,681
	2013	$18.432	$24.066	358,256
	2014	$24.066	$26.733	313,626
	2015	$26.733	$25.557	277,904

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.298	$12.469	1,604,374
	2007	$12.469	$12.410	1,260,998
	2008	$12.410	$7.253	963,795
	2009	$7.253	$8.985	826,604
	2010	$8.985	$9.818	731,184
	2011	$9.818	$9.949	565,303
	2012	$9.949	$11.039	499,742
	2013	$11.039	$12.854	466,814
	2014	$12.854	$14.027	430,062
	2015	$14.027	$13.675	393,607

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.638	$11.838	332,571
	2007	$11.838	$12.014	326,416
	2008	$12.014	$7.899	311,511
	2009	$7.899	$10.530	285,321
	2010	$10.530	$11.908	253,133
	2011	$11.908	$11.692	230,242
	2012	$11.692	$13.165	214,811
	2013	$13.165	$15.511	203,166
	2014	$15.511	$16.735	190,727
	2015	$16.735	$16.529	170,307

Putnam VT Global Equity Fund - Class IB
	2006	$8.799	$10.691	978,445
	2007	$10.691	$11.491	865,670
	2008	$11.491	$6.192	676,956
	2009	$6.192	$7.936	586,829
	2010	$7.936	$8.594	501,231
	2011	$8.594	$8.054	427,913
	2012	$8.054	$9.544	361,393
	2013	$9.544	$12.420	326,504
	2014	$12.420	$12.426	305,073
	2015	$12.426	$12.043	262,025

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$12.407	$12.576	934,825
	2007	$12.576	$12.324	702,313
	2008	$12.324	$10.077	580,648
	2009	$10.077	$12.519	536,696
	2010	$12.519	$12.649	455,855
	2011	$12.649	$12.325	391,677
	2012	$12.325	$14.858	336,850
	2013	$14.858	$20.754	304,453
	2014	$20.754	$26.121	267,817
	2015	$26.121	$27.760	239,176

Putnam VT Global Utilities Fund - Class IB
	2006	$10.469	$13.114	507,164
	2007	$13.114	$15.508	429,408
	2008	$15.508	$10.628	342,175
	2009	$10.628	$11.251	294,739
	2010	$11.251	$11.296	241,392
	2011	$11.296	$10.536	208,898
	2012	$10.536	$10.912	189,773
	2013	$10.912	$12.246	164,826
	2014	$12.246	$13.835	139,701
	2015	$13.835	$12.289	122,739

Putnam VT Growth and Income Fund - Class IB
	2006	$10.263	$11.730	6,541,834
	2007	$11.730	$10.866	5,279,523
	2008	$10.866	$6.568	4,065,399
	2009	$6.568	$8.407	3,508,895
	2010	$8.407	$9.481	2,975,514
	2011	$9.481	$8.914	2,565,045
	2012	$8.914	$10.471	2,205,370
	2013	$10.471	$14.008	1,956,316
	2014	$14.008	$15.295	1,748,923
	2015	$15.295	$13.945	1,516,009

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.317	$4.621	690,634
	2007	$4.621	$4.802	586,549
	2008	$4.802	$2.951	482,957
	2009	$2.951	$4.098	467,677
	2010	$4.098	$4.740	377,181
	2011	$4.740	$4.481	361,552
	2012	$4.481	$5.195	326,386
	2013	$5.195	$6.973	284,987
	2014	$6.973	$7.832	253,037
	2015	$7.832	$7.802	243,447

Putnam VT High Yield Fund - Class IB
	2006	$12.381	$13.493	685,543
	2007	$13.493	$13.674	548,057
	2008	$13.674	$9.968	352,602
	2009	$9.968	$14.761	300,395
	2010	$14.761	$16.598	219,817
	2011	$16.598	$16.653	195,660
	2012	$16.653	$19.048	171,575
	2013	$19.048	$20.257	158,136
	2014	$20.257	$20.285	142,929
	2015	$20.285	$18.930	117,456

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.421	$12.801	1,650,827
	2007	$12.801	$13.280	1,441,447
	2008	$13.280	$9.961	1,029,466
	2009	$9.961	$14.404	932,680
	2010	$14.404	$15.604	846,575
	2011	$15.604	$16.156	716,218
	2012	$16.156	$17.640	581,707
	2013	$17.640	$17.719	531,746
	2014	$17.719	$18.599	477,276
	2015	$18.599	$18.071	426,572

Putnam VT International Equity Fund - Class IB
	2006	$13.117	$16.519	1,589,059
	2007	$16.519	$17.649	1,297,797
	2008	$17.649	$9.753	1,078,016
	2009	$9.753	$11.986	948,253
	2010	$11.986	$13.003	764,152
	2011	$13.003	$10.650	684,008
	2012	$10.650	$12.802	580,373
	2013	$12.802	$16.166	523,653
	2014	$16.166	$14.859	475,137
	2015	$14.859	$14.672	418,225

Putnam VT International Growth Fund - Class IB
	2006	$11.240	$13.979	676,169
	2007	$13.979	$15.604	575,797
	2008	$15.604	$8.849	471,694
	2009	$8.849	$12.073	424,922
	2010	$12.073	$13.357	364,368
	2011	$13.357	$10.813	305,550
	2012	$10.813	$12.901	278,963
	2013	$12.901	$15.565	264,022
	2014	$15.565	$14.404	244,791
	2015	$14.404	$14.361	242,108

Putnam VT International Value Fund - Class IB
	2006	$13.257	$16.631	741,586
	2007	$16.631	$17.546	618,356
	2008	$17.546	$9.338	486,334
	2009	$9.338	$11.619	434,445
	2010	$11.619	$12.272	341,261
	2011	$12.272	$10.433	289,168
	2012	$10.433	$12.519	256,043
	2013	$12.519	$15.086	231,298
	2014	$15.086	$13.464	206,808
	2015	$13.464	$13.010	182,523

Putnam VT Investors Fund - Class IB
	2006	$8.109	$9.110	2,783,426
	2007	$9.110	$8.518	2,269,132
	2008	$8.518	$5.077	1,746,130
	2009	$5.077	$6.549	1,736,486
	2010	$6.549	$7.356	1,483,549
	2011	$7.356	$7.256	1,336,619
	2012	$7.256	$8.359	1,111,368
	2013	$8.359	$11.137	990,682
	2014	$11.137	$12.508	904,100
	2015	$12.508	$12.065	802,198

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.826	$11.144	613,196
	2007	$11.144	$11.512	622,474
	2008	$11.512	$11.643	898,314
	2009	$11.643	$11.504	448,255
	2010	$11.504	$11.347	401,444
	2011	$11.347	$11.190	338,155
	2012	$11.190	$11.034	282,376
	2013	$11.034	$10.880	219,527
	2014	$10.880	$10.729	205,853
	2015	$10.729	$10.580	174,580

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$8.292	$8.877	1,859,625
	2007	$8.877	$9.254	1,497,985
	2008	$9.254	$5.589	1,251,157
	2009	$5.589	$7.282	1,326,211
	2010	$7.282	$8.584	2,042,736
	2011	$8.584	$8.034	1,706,715
	2012	$8.034	$9.248	1,488,990
	2013	$9.248	$12.442	1,327,991
	2014	$12.442	$13.923	1,177,812
	2015	$13.923	$13.688	1,058,087

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$16.139	$18.311	169,273
	2007	$18.311	$18.359	136,221
	2008	$18.359	$10.349	103,021
	2009	$10.349	$14.183	93,361
	2010	$14.183	$17.350	68,464
	2011	$17.350	$16.231	58,256
	2012	$16.231	$18.605	52,950
	2013	$18.605	$26.063	44,797
	2014	$26.063	$28.462	43,518
	2015	$28.462	$26.850	35,453

Putnam VT New Value Fund - Class IB
	2006	$13.950	$15.959	1,145,818
	2007	$15.959	$14.965	940,452
	2008	$14.965	$8.151	692,059
	2009	$8.151	$7.676	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$5.207	$5.771	1,118,305
	2007	$5.771	$6.412	999,565
	2008	$6.412	$3.436	853,538
	2009	$3.436	$3.334	0

Putnam VT Research Fund - Class IB
	2006	$9.327	$10.237	1,281,249
	2007	$10.237	$10.150	1,046,198
	2008	$10.150	$6.150	798,165
	2009	$6.150	$8.076	693,391
	2010	$8.076	$9.268	598,213
	2011	$9.268	$8.978	528,951
	2012	$8.978	$10.439	440,071
	2013	$10.439	$13.726	397,187
	2014	$13.726	$15.546	345,734
	2015	$15.546	$15.091	309,810

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$22.969	$26.565	666,605
	2007	$26.565	$22.860	524,794
	2008	$22.860	$13.668	373,973
	2009	$13.668	$17.726	334,648
	2010	$17.726	$22.019	280,066
	2011	$22.019	$20.685	242,011
	2012	$20.685	$23.961	207,531
	2013	$23.961	$32.984	172,686
	2014	$32.984	$33.639	149,048
	2015	$33.639	$31.762	126,076

Putnam VT Vista Fund - Class IB
	2006	$10.139	$10.543	1,085,378
	2007	$10.543	$10.790	818,108
	2008	$10.790	$5.793	641,158
	2009	$5.793	$7.926	1,012,765
	2010	$7.926	$9.070	0

Putnam VT Voyager Fund - Class IB
	2006	$8.676	$9.020	3,665,401
	2007	$9.020	$9.384	2,922,787
	2008	$9.384	$5.826	2,292,785
	2009	$5.826	$9.415	1,987,256
	2010	$9.415	$11.214	1,690,876
	2011	$11.214	$9.083	1,469,293
	2012	$9.083	$10.230	1,263,106
	2013	$10.230	$14.498	1,130,525
	2014	$14.498	$15.684	1,004,934
	2015	$15.684	$14.519	894,419

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 1.45

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$6.955	$7.076	126,629
	2007	$7.076	$7.556	114,437
	2008	$7.556	$7.468	96,661
	2009	$7.468	$8.906	78,173
	2010	$8.906	$9.229	62,247
	2011	$9.229	$9.714	55,032
	2012	$9.714	$9.750	54,076
	2013	$9.750	$9.563	50,293
	2014	$9.563	$9.831	47,730
	2015	$9.831	$9.625	47,199

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.768	$9.706	22,307
	2007	$9.706	$8.900	20,709
	2008	$8.900	$5.403	11,622
	2009	$5.403	$5.025	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.322	$18.533	2,635
	2007	$18.533	$16.519	3,429
	2008	$16.519	$10.551	1,771
	2009	$10.551	$15.142	2,480
	2010	$15.142	$19.330	2,823
	2011	$19.330	$17.887	2,229
	2012	$17.887	$20.160	2,089
	2013	$20.160	$26.642	1,566
	2014	$26.642	$28.107	1,502
	2015	$28.107	$25.591	1,496

Putnam VT Discovery Growth Fund - Class IB
	2006	$5.049	$5.527	47,987
	2007	$5.527	$6.008	49,803
	2008	$6.008	$3.357	42,443
	2009	$3.357	$3.288	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.399	$14.037	49,835
	2007	$14.037	$14.403	56,195
	2008	$14.403	$9.820	32,880
	2009	$9.820	$15.035	30,898
	2010	$15.035	$16.695	20,408
	2011	$16.695	$15.932	20,210
	2012	$15.932	$17.510	17,700
	2013	$17.510	$18.605	14,119
	2014	$18.605	$18.399	14,074
	2015	$18.399	$17.707	14,149

Putnam VT Equity Income Fund - Class IB
	2006	$13.787	$16.149	42,374
	2007	$16.149	$16.421	42,803
	2008	$16.421	$11.143	37,387
	2009	$11.143	$13.996	88,898
	2010	$13.996	$15.532	85,038
	2011	$15.532	$15.601	39,674
	2012	$15.601	$18.342	36,736
	2013	$18.342	$23.936	33,258
	2014	$23.936	$26.575	33,100
	2015	$26.575	$25.393	32,784

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.306	$12.471	193,000
	2007	$12.471	$12.406	175,796
	2008	$12.406	$7.247	133,501
	2009	$7.247	$8.973	131,138
	2010	$8.973	$9.800	122,222
	2011	$9.800	$9.925	107,779
	2012	$9.925	$11.007	102,969
	2013	$11.007	$12.811	100,073
	2014	$12.811	$13.973	84,080
	2015	$13.973	$13.615	74,406

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.645	$11.840	49,740
	2007	$11.840	$12.010	45,616
	2008	$12.010	$7.892	32,798
	2009	$7.892	$10.516	27,738
	2010	$10.516	$11.886	23,098
	2011	$11.886	$11.665	31,957
	2012	$11.665	$13.127	39,333
	2013	$13.127	$15.459	21,266
	2014	$15.459	$16.670	21,137
	2015	$16.670	$16.457	20,933

Putnam VT Global Equity Fund - Class IB
	2006	$8.805	$10.693	79,836
	2007	$10.693	$11.488	74,067
	2008	$11.488	$6.187	53,484
	2009	$6.187	$7.925	52,827
	2010	$7.925	$8.578	42,902
	2011	$8.578	$8.035	34,499
	2012	$8.035	$9.517	23,042
	2013	$9.517	$12.378	22,073
	2014	$12.378	$12.378	21,587
	2015	$12.378	$11.990	21,463

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$12.416	$12.578	39,780
	2007	$12.578	$12.320	30,537
	2008	$12.320	$10.068	31,440
	2009	$10.068	$12.502	37,090
	2010	$12.502	$12.625	23,359
	2011	$12.625	$12.296	6,985
	2012	$12.296	$14.816	6,704
	2013	$14.816	$20.684	6,443
	2014	$20.684	$26.019	6,115
	2015	$26.019	$27.639	5,662

Putnam VT Global Utilities Fund - Class IB
	2006	$10.476	$13.116	57,303
	2007	$13.116	$15.503	45,565
	2008	$15.503	$10.619	39,891
	2009	$10.619	$11.235	49,220
	2010	$11.235	$11.276	36,082
	2011	$11.276	$10.512	34,817
	2012	$10.512	$10.881	32,392
	2013	$10.881	$12.205	31,329
	2014	$12.205	$13.781	30,635
	2015	$13.781	$12.235	29,077

Putnam VT Growth and Income Fund - Class IB
	2006	$10.270	$11.732	456,775
	2007	$11.732	$10.863	382,197
	2008	$10.863	$6.562	268,671
	2009	$6.562	$8.395	238,009
	2010	$8.395	$9.463	210,218
	2011	$9.463	$8.893	169,195
	2012	$8.893	$10.441	129,099
	2013	$10.441	$13.961	117,834
	2014	$13.961	$15.235	96,670
	2015	$15.235	$13.884	80,728

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.315	$4.617	85,504
	2007	$4.617	$4.795	80,134
	2008	$4.795	$2.945	32,351
	2009	$2.945	$4.088	30,444
	2010	$4.088	$4.726	32,836
	2011	$4.726	$4.466	29,405
	2012	$4.466	$5.174	26,268
	2013	$5.174	$6.941	22,974
	2014	$6.941	$7.793	22,469
	2015	$7.793	$7.758	20,184

Putnam VT High Yield Fund - Class IB
	2006	$12.389	$13.495	43,868
	2007	$13.495	$13.670	30,965
	2008	$13.670	$9.960	20,426
	2009	$9.960	$14.741	19,862
	2010	$14.741	$16.567	16,004
	2011	$16.567	$16.614	15,634
	2012	$16.614	$18.994	11,842
	2013	$18.994	$20.189	10,996
	2014	$20.189	$20.206	11,080
	2015	$20.206	$18.847	11,145

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.429	$12.803	171,687
	2007	$12.803	$13.276	172,184
	2008	$13.276	$9.953	117,213
	2009	$9.953	$14.385	94,273
	2010	$14.385	$15.575	73,782
	2011	$15.575	$16.118	57,494
	2012	$16.118	$17.590	54,952
	2013	$17.590	$17.659	51,430
	2014	$17.659	$18.527	42,394
	2015	$18.527	$17.992	41,659

Putnam VT International Equity Fund - Class IB
	2006	$13.126	$16.522	135,486
	2007	$16.522	$17.643	123,991
	2008	$17.643	$9.745	99,338
	2009	$9.745	$11.969	87,547
	2010	$11.969	$12.979	75,171
	2011	$12.979	$10.625	63,496
	2012	$10.625	$12.765	42,940
	2013	$12.765	$16.111	39,370
	2014	$16.111	$14.801	29,210
	2015	$14.801	$14.607	28,319

Putnam VT International Growth Fund - Class IB
	2006	$11.248	$13.982	26,417
	2007	$13.982	$15.598	27,470
	2008	$15.598	$8.842	20,688
	2009	$8.842	$12.057	20,192
	2010	$12.057	$13.332	11,864
	2011	$13.332	$10.787	9,762
	2012	$10.787	$12.864	3,199
	2013	$12.864	$15.513	2,357
	2014	$15.513	$14.348	2,298
	2015	$14.348	$14.298	2,272

Putnam VT International Value Fund - Class IB
	2006	$13.266	$16.634	59,780
	2007	$16.634	$17.540	58,397
	2008	$17.540	$9.330	30,054
	2009	$9.330	$11.603	29,213
	2010	$11.603	$12.250	25,744
	2011	$12.250	$10.408	18,363
	2012	$10.408	$12.483	9,758
	2013	$12.483	$15.035	8,245
	2014	$15.035	$13.411	8,361
	2015	$13.411	$12.952	8,429

Putnam VT Investors Fund - Class IB
	2006	$8.115	$9.112	180,779
	2007	$9.112	$8.515	147,882
	2008	$8.515	$5.073	84,031
	2009	$5.073	$6.540	93,894
	2010	$6.540	$7.342	74,419
	2011	$7.342	$7.239	61,685
	2012	$7.239	$8.335	40,933
	2013	$8.335	$11.099	36,423
	2014	$11.099	$12.460	32,504
	2015	$12.460	$12.012	30,131

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.833	$11.146	37,405
	2007	$11.146	$11.508	61,454
	2008	$11.508	$11.633	101,806
	2009	$11.633	$11.488	31,515
	2010	$11.488	$11.326	25,369
	2011	$11.326	$11.163	32,237
	2012	$11.163	$11.002	25,508
	2013	$11.002	$10.844	22,874
	2014	$10.844	$10.687	21,523
	2015	$10.687	$10.534	3,158

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$8.298	$8.878	103,366
	2007	$8.878	$9.251	81,363
	2008	$9.251	$5.584	67,671
	2009	$5.584	$7.272	87,717
	2010	$7.272	$8.568	118,678
	2011	$8.568	$8.015	92,651
	2012	$8.015	$9.222	63,731
	2013	$9.222	$12.400	58,766
	2014	$12.400	$13.869	57,018
	2015	$13.869	$13.628	47,664

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$16.117	$18.277	26,601
	2007	$18.277	$18.315	20,915
	2008	$18.315	$10.319	12,164
	2009	$10.319	$14.136	11,940
	2010	$14.136	$17.282	10,858
	2011	$17.282	$16.160	9,181
	2012	$16.160	$18.514	8,471
	2013	$18.514	$25.922	7,435
	2014	$25.922	$28.294	7,472
	2015	$28.294	$26.678	5,514

Putnam VT New Value Fund - Class IB
	2006	$13.960	$15.961	125,625
	2007	$15.961	$14.960	100,469
	2008	$14.960	$8.144	75,168
	2009	$8.144	$7.669	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$5.211	$5.772	34,294
	2007	$5.772	$6.410	26,883
	2008	$6.410	$3.433	15,630
	2009	$3.433	$3.331	0

Putnam VT Research Fund - Class IB
	2006	$9.334	$10.239	128,882
	2007	$10.239	$10.146	117,428
	2008	$10.146	$6.145	94,743
	2009	$6.145	$8.065	82,992
	2010	$8.065	$9.250	77,465
	2011	$9.250	$8.957	40,673
	2012	$8.957	$10.409	32,119
	2013	$10.409	$13.680	30,775
	2014	$13.680	$15.485	17,178
	2015	$15.485	$15.025	16,224

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$22.985	$26.570	66,557
	2007	$26.570	$22.852	47,314
	2008	$22.852	$13.656	34,939
	2009	$13.656	$17.702	32,475
	2010	$17.702	$21.978	27,831
	2011	$21.978	$20.636	16,836
	2012	$20.636	$23.893	13,436
	2013	$23.893	$32.872	12,661
	2014	$32.872	$33.508	10,086
	2015	$33.508	$31.622	8,902

Putnam VT Vista Fund - Class IB
	2006	$10.146	$10.544	62,000
	2007	$10.544	$10.786	49,980
	2008	$10.786	$5.788	38,116
	2009	$5.788	$7.915	37,765
	2010	$7.915	$9.055	0

Putnam VT Voyager Fund - Class IB
	2006	$8.682	$9.021	254,985
	2007	$9.021	$9.380	210,752
	2008	$9.380	$5.821	173,421
	2009	$5.821	$9.402	143,937
	2010	$9.402	$11.193	169,264
	2011	$11.193	$9.062	119,693
	2012	$9.062	$10.201	97,411
	2013	$10.201	$14.449	87,647
	2014	$14.449	$15.623	82,910
	2015	$15.623	$14.456	77,490

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$6.906	$7.015	49,456
	2007	$7.015	$7.479	37,224
	2008	$7.479	$7.382	26,190
	2009	$7.382	$8.789	14,267
	2010	$8.789	$9.094	12,830
	2011	$9.094	$9.557	9,096
	2012	$9.557	$9.579	6,847
	2013	$9.579	$9.380	6,139
	2014	$9.380	$9.628	4,782
	2015	$9.628	$9.412	4,542

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.706	$9.623	6,659
	2007	$9.623	$8.810	6,504
	2008	$8.810	$5.341	6,803
	2009	$5.341	$4.966	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.256	$18.430	0
	2007	$18.430	$16.402	0
	2008	$16.402	$10.461	0
	2009	$10.461	$14.989	616
	2010	$14.989	$19.106	0
	2011	$19.106	$17.653	13,760
	2012	$17.653	$19.865	13,657
	2013	$19.865	$26.213	7,772
	2014	$26.213	$27.612	0
	2015	$27.612	$25.102	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$5.013	$5.479	385
	2007	$5.479	$5.947	350
	2008	$5.947	$3.318	312
	2009	$3.318	$3.249	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.304	$13.916	25,495
	2007	$13.916	$14.258	20,303
	2008	$14.258	$9.706	17,097
	2009	$9.706	$14.838	11,953
	2010	$14.838	$16.451	11,567
	2011	$16.451	$15.676	5,623
	2012	$15.676	$17.202	4,064
	2013	$17.202	$18.249	19,849
	2014	$18.249	$18.020	3,986
	2015	$18.020	$17.316	3,945

Putnam VT Equity Income Fund - Class IB
	2006	$13.732	$16.059	13,968
	2007	$16.059	$16.304	12,825
	2008	$16.304	$11.047	12,068
	2009	$11.047	$13.854	28,471
	2010	$13.854	$15.351	26,315
	2011	$15.351	$15.396	34,991
	2012	$15.396	$18.074	41,472
	2013	$18.074	$23.550	29,102
	2014	$23.550	$26.107	15,465
	2015	$26.107	$24.908	15,025

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.226	$12.364	82,356
	2007	$12.364	$12.281	76,491
	2008	$12.281	$7.163	66,324
	2009	$7.163	$8.855	63,866
	2010	$8.855	$9.656	61,164
	2011	$9.656	$9.765	58,329
	2012	$9.765	$10.813	57,514
	2013	$10.813	$12.566	56,500
	2014	$12.566	$13.685	44,575
	2015	$13.685	$13.314	45,843

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.570	$11.738	6,532
	2007	$11.738	$11.889	5,513
	2008	$11.889	$7.800	4,575
	2009	$7.800	$10.378	4,892
	2010	$10.378	$11.712	4,639
	2011	$11.712	$11.477	15,075
	2012	$11.477	$12.896	12,349
	2013	$12.896	$15.163	9,741
	2014	$15.163	$16.327	4,611
	2015	$16.327	$16.093	1,392

Putnam VT Global Equity Fund - Class IB
	2006	$8.743	$10.601	43,980
	2007	$10.601	$11.371	43,494
	2008	$11.371	$6.115	36,859
	2009	$6.115	$7.821	34,839
	2010	$7.821	$8.453	34,385
	2011	$8.453	$7.906	8,925
	2012	$7.906	$9.349	8,546
	2013	$9.349	$12.141	33,757
	2014	$12.141	$12.122	6,845
	2015	$12.122	$11.725	6,609

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$12.328	$12.470	15,005
	2007	$12.470	$12.196	14,150
	2008	$12.196	$9.951	12,317
	2009	$9.951	$12.338	12,097
	2010	$12.338	$12.441	10,088
	2011	$12.441	$12.098	9,958
	2012	$12.098	$14.555	8,000
	2013	$14.555	$20.289	7,960
	2014	$20.289	$25.483	7,279
	2015	$25.483	$27.028	7,254

Putnam VT Global Utilities Fund - Class IB
	2006	$10.402	$13.003	9,041
	2007	$13.003	$15.346	8,386
	2008	$15.346	$10.496	2,339
	2009	$10.496	$11.088	1,516
	2010	$11.088	$11.111	952
	2011	$11.111	$10.342	801
	2012	$10.342	$10.689	758
	2013	$10.689	$11.971	716
	2014	$11.971	$13.497	126
	2015	$13.497	$11.964	36

Putnam VT Growth and Income Fund - Class IB
	2006	$10.197	$11.631	207,019
	2007	$11.631	$10.753	185,835
	2008	$10.753	$6.486	151,274
	2009	$6.486	$8.285	133,382
	2010	$8.285	$9.325	123,673
	2011	$9.325	$8.750	94,855
	2012	$8.750	$10.257	77,499
	2013	$10.257	$13.694	74,555
	2014	$13.694	$14.921	60,873
	2015	$14.921	$13.577	60,541

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.285	$4.577	7,952
	2007	$4.577	$4.747	7,525
	2008	$4.747	$2.911	2,125
	2009	$2.911	$4.034	779
	2010	$4.034	$4.657	745
	2011	$4.657	$4.394	35,783
	2012	$4.394	$5.083	35,990
	2013	$5.083	$6.809	645
	2014	$6.809	$7.632	612
	2015	$7.632	$7.587	577

Putnam VT High Yield Fund - Class IB
	2006	$12.301	$13.379	8,836
	2007	$13.379	$13.532	7,711
	2008	$13.532	$9.844	6,310
	2009	$9.844	$14.548	6,980
	2010	$14.548	$16.325	6,004
	2011	$16.325	$16.347	15,222
	2012	$16.347	$18.659	3,870
	2013	$18.659	$19.803	17,322
	2014	$19.803	$19.790	2,452
	2015	$19.790	$18.431	2,222

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.341	$12.693	99,102
	2007	$12.693	$13.141	107,093
	2008	$13.141	$9.837	90,516
	2009	$9.837	$14.196	101,265
	2010	$14.196	$15.348	92,210
	2011	$15.348	$15.858	45,685
	2012	$15.858	$17.280	28,656
	2013	$17.280	$17.322	26,990
	2014	$17.322	$18.145	24,405
	2015	$18.145	$17.594	23,246

Putnam VT International Equity Fund - Class IB
	2006	$13.033	$16.380	35,519
	2007	$16.380	$17.465	29,519
	2008	$17.465	$9.632	26,574
	2009	$9.632	$11.812	19,734
	2010	$11.812	$12.789	18,177
	2011	$12.789	$10.453	15,299
	2012	$10.453	$12.540	13,117
	2013	$12.540	$15.803	11,194
	2014	$15.803	$14.496	10,669
	2015	$14.496	$14.284	10,460

Putnam VT International Growth Fund - Class IB
	2006	$11.168	$13.862	299
	2007	$13.862	$15.441	299
	2008	$15.441	$8.739	299
	2009	$8.739	$11.898	299
	2010	$11.898	$13.137	262
	2011	$13.137	$10.613	14,287
	2012	$10.613	$12.637	149
	2013	$12.637	$15.216	110
	2014	$15.216	$14.053	71
	2015	$14.053	$13.982	71

Putnam VT International Value Fund - Class IB
	2006	$13.172	$16.491	11,544
	2007	$16.491	$17.363	10,839
	2008	$17.363	$9.222	9,484
	2009	$9.222	$11.451	7,411
	2010	$11.451	$12.070	6,727
	2011	$12.070	$10.241	3,032
	2012	$10.241	$12.263	2,959
	2013	$12.263	$14.748	2,895
	2014	$14.748	$13.135	2,825
	2015	$13.135	$12.666	2,754

Putnam VT Investors Fund - Class IB
	2006	$8.057	$9.033	51,884
	2007	$9.033	$8.429	48,032
	2008	$8.429	$5.014	33,772
	2009	$5.014	$6.454	43,760
	2010	$6.454	$7.235	33,952
	2011	$7.235	$7.123	26,408
	2012	$7.123	$8.188	19,008
	2013	$8.188	$10.887	16,458
	2014	$10.887	$12.203	10,987
	2015	$12.203	$11.746	9,585

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.756	$11.050	9,521
	2007	$11.050	$11.392	8,796
	2008	$11.392	$11.498	8,362
	2009	$11.498	$11.337	7,244
	2010	$11.337	$11.160	3,780
	2011	$11.160	$10.983	3,448
	2012	$10.983	$10.808	27,142
	2013	$10.808	$10.636	2,263
	2014	$10.636	$10.467	1,874
	2015	$10.467	$10.301	1,830

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$8.239	$8.802	27,442
	2007	$8.802	$9.157	26,855
	2008	$9.157	$5.519	21,843
	2009	$5.519	$7.176	14,971
	2010	$7.176	$8.443	24,497
	2011	$8.443	$7.886	20,415
	2012	$7.886	$9.060	14,427
	2013	$9.060	$12.163	12,976
	2014	$12.163	$13.583	11,195
	2015	$13.583	$13.327	8,534

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$16.052	$18.176	3,889
	2007	$18.176	$18.185	3,219
	2008	$18.185	$10.230	3,009
	2009	$10.230	$13.993	2,571
	2010	$13.993	$17.082	2,571
	2011	$17.082	$15.948	2,571
	2012	$15.948	$18.244	12,380
	2013	$18.244	$25.504	14,810
	2014	$25.504	$27.796	2,494
	2015	$27.796	$26.168	2,494

Putnam VT New Value Fund - Class IB
	2006	$13.861	$15.824	55,987
	2007	$15.824	$14.808	42,388
	2008	$14.808	$8.049	37,780
	2009	$8.049	$7.579	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$5.174	$5.723	12,164
	2007	$5.723	$6.345	10,257
	2008	$6.345	$3.393	8,876
	2009	$3.393	$3.292	0

Putnam VT Research Fund - Class IB
	2006	$9.268	$10.151	52,405
	2007	$10.151	$10.044	49,558
	2008	$10.044	$6.074	32,781
	2009	$6.074	$7.960	20,642
	2010	$7.960	$9.115	19,319
	2011	$9.115	$8.813	14,751
	2012	$8.813	$10.225	13,808
	2013	$10.225	$13.419	12,033
	2014	$13.419	$15.166	10,760
	2015	$15.166	$14.693	12,380

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$22.822	$26.342	19,914
	2007	$26.342	$22.621	11,923
	2008	$22.621	$13.497	11,487
	2009	$13.497	$17.469	10,096
	2010	$17.469	$21.657	9,644
	2011	$21.657	$20.304	14,439
	2012	$20.304	$23.472	23,697
	2013	$23.472	$32.244	12,743
	2014	$32.244	$32.818	2,708
	2015	$32.818	$30.924	2,517

Putnam VT Vista Fund - Class IB
	2006	$10.074	$10.454	15,145
	2007	$10.454	$10.677	14,326
	2008	$10.677	$5.721	12,824
	2009	$5.721	$7.811	13,995
	2010	$7.811	$8.926	0

Putnam VT Voyager Fund - Class IB
	2006	$8.620	$8.944	111,914
	2007	$8.944	$9.286	100,010
	2008	$9.286	$5.753	88,404
	2009	$5.753	$9.279	73,099
	2010	$9.279	$11.029	64,919
	2011	$11.029	$8.916	49,554
	2012	$8.916	$10.021	18,132
	2013	$10.021	$14.172	17,113
	2014	$14.172	$15.301	15,115
	2015	$15.301	$14.136	11,378

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 1.6

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$6.893	$7.002	134,391
	2007	$7.002	$7.465	131,338
	2008	$7.465	$7.368	116,386
	2009	$7.368	$8.772	149,247
	2010	$8.772	$9.077	130,286
	2011	$9.077	$9.539	77,444
	2012	$9.539	$9.560	72,969
	2013	$9.560	$9.362	69,747
	2014	$9.362	$9.610	52,404
	2015	$9.610	$9.394	52,089

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.698	$9.614	36,308
	2007	$9.614	$8.802	23,570
	2008	$8.802	$5.336	19,584
	2009	$5.336	$4.962	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.256	$18.430	3,640
	2007	$18.430	$16.402	14,554
	2008	$16.402	$10.461	11,318
	2009	$10.461	$14.989	11,444
	2010	$14.989	$19.106	13,268
	2011	$19.106	$17.653	16,205
	2012	$17.653	$19.865	12,783
	2013	$19.865	$26.213	10,832
	2014	$26.213	$27.612	8,744
	2015	$27.612	$25.102	7,891

Putnam VT Discovery Growth Fund - Class IB
	2006	$5.009	$5.474	137,485
	2007	$5.474	$5.942	137,257
	2008	$5.942	$3.315	116,435
	2009	$3.315	$3.246	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.264	$13.874	79,639
	2007	$13.874	$14.215	99,655
	2008	$14.215	$9.677	49,555
	2009	$9.677	$14.793	46,397
	2010	$14.793	$16.401	39,935
	2011	$16.401	$15.628	32,904
	2012	$15.628	$17.150	29,772
	2013	$17.150	$18.194	28,555
	2014	$18.194	$17.965	30,855
	2015	$17.965	$17.264	27,076

Putnam VT Equity Income Fund - Class IB
	2006	$13.732	$16.059	23,093
	2007	$16.059	$16.304	24,118
	2008	$16.304	$11.047	25,271
	2009	$11.047	$13.854	66,940
	2010	$13.854	$15.351	54,642
	2011	$15.351	$15.396	46,420
	2012	$15.396	$18.074	36,542
	2013	$18.074	$23.550	29,463
	2014	$23.550	$26.107	24,910
	2015	$26.107	$24.908	27,769

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.192	$12.326	133,977
	2007	$12.326	$12.243	112,025
	2008	$12.243	$7.141	89,344
	2009	$7.141	$8.828	70,560
	2010	$8.828	$9.627	65,055
	2011	$9.627	$9.736	60,755
	2012	$9.736	$10.780	57,004
	2013	$10.780	$12.527	50,149
	2014	$12.527	$13.643	30,709
	2015	$13.643	$13.273	28,706

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.537	$11.703	49,281
	2007	$11.703	$11.853	61,918
	2008	$11.853	$7.777	44,359
	2009	$7.777	$10.346	27,190
	2010	$10.346	$11.676	19,253
	2011	$11.676	$11.442	13,232
	2012	$11.442	$12.857	11,969
	2013	$12.857	$15.117	10,906
	2014	$15.117	$16.277	6,511
	2015	$16.277	$16.044	6,357

Putnam VT Global Equity Fund - Class IB
	2006	$8.716	$10.569	70,555
	2007	$10.569	$11.337	63,679
	2008	$11.337	$6.097	50,223
	2009	$6.097	$7.797	46,562
	2010	$7.797	$8.427	43,187
	2011	$8.427	$7.882	32,602
	2012	$7.882	$9.320	32,131
	2013	$9.320	$12.104	29,143
	2014	$12.104	$12.086	22,756
	2015	$12.086	$11.689	27,568

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$12.290	$12.432	142,490
	2007	$12.432	$12.158	124,275
	2008	$12.158	$9.921	104,649
	2009	$9.921	$12.301	101,153
	2010	$12.301	$12.403	98,832
	2011	$12.403	$12.061	93,098
	2012	$12.061	$14.510	89,313
	2013	$14.510	$20.227	87,927
	2014	$20.227	$25.406	86,721
	2015	$25.406	$26.946	85,615

Putnam VT Global Utilities Fund - Class IB
	2006	$10.371	$12.964	42,811
	2007	$12.964	$15.299	40,172
	2008	$15.299	$10.464	38,054
	2009	$10.464	$11.054	36,504
	2010	$11.054	$11.077	19,662
	2011	$11.077	$10.311	15,570
	2012	$10.311	$10.657	13,902
	2013	$10.657	$11.935	11,747
	2014	$11.935	$13.456	10,265
	2015	$13.456	$11.928	12,163

Putnam VT Growth and Income Fund - Class IB
	2006	$10.166	$11.596	443,169
	2007	$11.596	$10.720	387,564
	2008	$10.720	$6.466	272,690
	2009	$6.466	$8.260	245,610
	2010	$8.260	$9.296	205,615
	2011	$9.296	$8.723	186,545
	2012	$8.723	$10.226	164,317
	2013	$10.226	$13.653	151,664
	2014	$13.653	$14.876	134,116
	2015	$14.876	$13.536	124,377

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.277	$4.568	101,585
	2007	$4.568	$4.738	88,816
	2008	$4.738	$2.905	79,438
	2009	$2.905	$4.027	80,445
	2010	$4.027	$4.648	75,563
	2011	$4.648	$4.385	84,882
	2012	$4.385	$5.073	69,779
	2013	$5.073	$6.796	67,475
	2014	$6.796	$7.618	54,751
	2015	$7.618	$7.573	49,141

Putnam VT High Yield Fund - Class IB
	2006	$12.264	$13.338	61,626
	2007	$13.338	$13.491	54,334
	2008	$13.491	$9.814	37,127
	2009	$9.814	$14.504	35,105
	2010	$14.504	$16.276	35,691
	2011	$16.276	$16.297	31,417
	2012	$16.297	$18.603	27,826
	2013	$18.603	$19.743	20,993
	2014	$19.743	$19.730	19,173
	2015	$19.730	$18.375	16,883

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.304	$12.655	150,628
	2007	$12.655	$13.101	145,586
	2008	$13.101	$9.807	118,283
	2009	$9.807	$14.153	100,166
	2010	$14.153	$15.301	92,228
	2011	$15.301	$15.810	75,825
	2012	$15.810	$17.228	68,441
	2013	$17.228	$17.269	66,983
	2014	$17.269	$18.090	63,805
	2015	$18.090	$17.541	63,050

Putnam VT International Equity Fund - Class IB
	2006	$12.993	$16.330	187,424
	2007	$16.330	$17.412	185,820
	2008	$17.412	$9.602	172,799
	2009	$9.602	$11.776	154,380
	2010	$11.776	$12.750	133,159
	2011	$12.750	$10.422	123,316
	2012	$10.422	$12.502	109,580
	2013	$12.502	$15.755	94,389
	2014	$15.755	$14.452	87,152
	2015	$14.452	$14.241	81,546

Putnam VT International Growth Fund - Class IB
	2006	$11.134	$13.820	67,622
	2007	$13.820	$15.394	49,837
	2008	$15.394	$8.713	43,363
	2009	$8.713	$11.862	31,588
	2010	$11.862	$13.097	26,699
	2011	$13.097	$10.581	28,070
	2012	$10.581	$12.599	20,010
	2013	$12.599	$15.170	18,883
	2014	$15.170	$14.010	17,158
	2015	$14.010	$13.940	16,247

Putnam VT International Value Fund - Class IB
	2006	$13.132	$16.441	63,854
	2007	$16.441	$17.310	57,739
	2008	$17.310	$9.194	41,298
	2009	$9.194	$11.416	39,713
	2010	$11.416	$12.034	29,397
	2011	$12.034	$10.210	26,069
	2012	$10.210	$12.226	19,533
	2013	$12.226	$14.703	18,331
	2014	$14.703	$13.095	16,566
	2015	$13.095	$12.628	15,961

Putnam VT Investors Fund - Class IB
	2006	$8.033	$9.006	203,862
	2007	$9.006	$8.403	201,695
	2008	$8.403	$4.998	175,887
	2009	$4.998	$6.435	160,752
	2010	$6.435	$7.213	129,124
	2011	$7.213	$7.101	118,241
	2012	$7.101	$8.163	112,391
	2013	$8.163	$10.854	94,718
	2014	$10.854	$12.166	87,277
	2015	$12.166	$11.711	85,292

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.724	$11.016	47,202
	2007	$11.016	$11.358	49,557
	2008	$11.358	$11.463	45,219
	2009	$11.463	$11.303	52,384
	2010	$11.303	$11.126	29,386
	2011	$11.126	$10.950	29,963
	2012	$10.950	$10.775	53,914
	2013	$10.775	$10.604	25,763
	2014	$10.604	$10.435	11,980
	2015	$10.435	$10.269	11,783

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$8.214	$8.775	167,422
	2007	$8.775	$9.129	124,797
	2008	$9.129	$5.502	103,287
	2009	$5.502	$7.154	150,381
	2010	$7.154	$8.417	200,077
	2011	$8.417	$7.862	170,750
	2012	$7.862	$9.032	148,490
	2013	$9.032	$12.126	142,352
	2014	$12.126	$13.542	125,774
	2015	$13.542	$13.286	123,674

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$16.052	$18.176	17,995
	2007	$18.176	$18.185	12,775
	2008	$18.185	$10.230	14,689
	2009	$10.230	$13.993	12,679
	2010	$13.993	$17.082	10,281
	2011	$17.082	$15.948	4,978
	2012	$15.948	$18.244	2,726
	2013	$18.244	$25.504	2,003
	2014	$25.504	$27.796	2,088
	2015	$27.796	$26.168	1,890

Putnam VT New Value Fund - Class IB
	2006	$13.819	$15.776	117,043
	2007	$15.776	$14.763	100,178
	2008	$14.763	$8.025	84,309
	2009	$8.025	$7.556	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$5.158	$5.705	106,153
	2007	$5.705	$6.326	82,708
	2008	$6.326	$3.383	74,733
	2009	$3.383	$3.282	0

Putnam VT Research Fund - Class IB
	2006	$9.239	$10.120	116,357
	2007	$10.120	$10.013	101,333
	2008	$10.013	$6.055	88,054
	2009	$6.055	$7.935	86,246
	2010	$7.935	$9.087	62,943
	2011	$9.087	$8.786	51,486
	2012	$8.786	$10.194	46,330
	2013	$10.194	$13.378	31,762
	2014	$13.378	$15.120	27,592
	2015	$15.120	$14.648	27,625

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$22.753	$26.262	81,273
	2007	$26.262	$22.553	70,897
	2008	$22.553	$13.456	49,533
	2009	$13.456	$17.416	35,897
	2010	$17.416	$21.591	29,873
	2011	$21.591	$20.242	27,811
	2012	$20.242	$23.400	21,714
	2013	$23.400	$32.146	19,424
	2014	$32.146	$32.718	18,628
	2015	$32.718	$30.830	16,134

Putnam VT Vista Fund - Class IB
	2006	$10.043	$10.422	105,352
	2007	$10.422	$10.645	76,735
	2008	$10.645	$5.704	65,687
	2009	$5.704	$7.787	77,292
	2010	$7.787	$8.899	0

Putnam VT Voyager Fund - Class IB
	2006	$8.594	$8.916	262,623
	2007	$8.916	$9.257	224,540
	2008	$9.257	$5.736	168,498
	2009	$5.736	$9.250	149,146
	2010	$9.250	$10.996	125,488
	2011	$10.996	$8.889	154,543
	2012	$8.889	$9.991	128,261
	2013	$9.991	$14.129	118,365
	2014	$14.129	$15.255	81,658
	2015	$15.255	$14.093	76,362

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

Mortality & Expense = 1.75

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.208	$12.381	136,030
	2007	$12.381	$13.180	118,924
	2008	$13.180	$12.988	144,430
	2009	$12.988	$15.441	142,609
	2010	$15.441	$15.953	119,089
	2011	$15.953	$16.740	88,178
	2012	$16.740	$16.751	82,156
	2013	$16.751	$16.379	58,117
	2014	$16.379	$16.787	53,802
	2015	$16.787	$16.385	46,266

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.619	$9.512	78,357
	2007	$9.512	$8.695	81,721
	2008	$8.695	$5.263	68,837
	2009	$5.263	$4.893	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.190	$18.328	13,006
	2007	$18.328	$16.286	4,227
	2008	$16.286	$10.370	5,700
	2009	$10.370	$14.837	6,298
	2010	$14.837	$18.884	7,442
	2011	$18.884	$17.421	9,254
	2012	$17.421	$19.574	6,873
	2013	$19.574	$25.790	6,826
	2014	$25.790	$27.125	6,730
	2015	$27.125	$24.622	5,744

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.963	$5.416	142,170
	2007	$5.416	$5.870	136,042
	2008	$5.870	$3.270	101,396
	2009	$3.270	$3.201	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.226	$13.813	232,374
	2007	$13.813	$14.131	218,313
	2008	$14.131	$9.605	186,647
	2009	$9.605	$14.661	169,647
	2010	$14.661	$16.230	141,778
	2011	$16.230	$15.442	110,500
	2012	$15.442	$16.919	92,001
	2013	$16.919	$17.922	89,964
	2014	$17.922	$17.670	80,009
	2015	$17.670	$16.954	52,713

Putnam VT Equity Income Fund - Class IB
	2006	$13.676	$15.969	104,696
	2007	$15.969	$16.189	81,701
	2008	$16.189	$10.952	77,107
	2009	$10.952	$13.714	225,031
	2010	$13.714	$15.173	194,674
	2011	$15.173	$15.194	153,800
	2012	$15.194	$17.809	130,573
	2013	$17.809	$23.170	115,400
	2014	$23.170	$25.647	108,084
	2015	$25.647	$24.431	92,013

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.700	$13.966	375,293
	2007	$13.966	$13.851	357,017
	2008	$13.851	$8.067	307,956
	2009	$8.067	$9.956	276,864
	2010	$9.956	$10.841	240,786
	2011	$10.841	$10.947	202,109
	2012	$10.947	$12.103	172,636
	2013	$12.103	$14.043	158,533
	2014	$14.043	$15.271	141,411
	2015	$15.271	$14.834	122,440

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.094	$11.193	88,876
	2007	$11.193	$11.319	94,623
	2008	$11.319	$7.415	67,139
	2009	$7.415	$9.850	62,727
	2010	$9.850	$11.099	47,004
	2011	$11.099	$10.860	32,515
	2012	$10.860	$12.184	31,007
	2013	$12.184	$14.305	30,220
	2014	$14.305	$15.379	29,927
	2015	$15.379	$15.136	21,864

Putnam VT Global Equity Fund - Class IB
	2006	$5.652	$6.843	345,863
	2007	$6.843	$7.329	321,148
	2008	$7.329	$3.935	290,629
	2009	$3.935	$5.025	277,231
	2010	$5.025	$5.423	215,321
	2011	$5.423	$5.064	133,710
	2012	$5.064	$5.980	125,191
	2013	$5.980	$7.754	109,244
	2014	$7.754	$7.730	103,227
	2015	$7.730	$7.465	89,754

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.089	$10.189	286,908
	2007	$10.189	$9.950	252,195
	2008	$9.950	$8.107	200,709
	2009	$8.107	$10.036	178,152
	2010	$10.036	$10.104	132,651
	2011	$10.104	$9.810	106,321
	2012	$9.810	$11.785	86,905
	2013	$11.785	$16.402	66,799
	2014	$16.402	$20.570	59,332
	2015	$20.570	$21.784	54,716

Putnam VT Global Utilities Fund - Class IB
	2006	$10.573	$13.197	94,071
	2007	$13.197	$15.551	91,133
	2008	$15.551	$10.620	78,908
	2009	$10.620	$11.202	72,255
	2010	$11.202	$11.208	62,096
	2011	$11.208	$10.417	42,838
	2012	$10.417	$10.750	36,394
	2013	$10.750	$12.021	33,658
	2014	$12.021	$13.532	31,681
	2015	$13.532	$11.977	29,288

Putnam VT Growth and Income Fund - Class IB
	2006	$12.192	$13.885	836,087
	2007	$13.885	$12.817	683,972
	2008	$12.817	$7.719	540,141
	2009	$7.719	$9.845	475,522
	2010	$9.845	$11.064	397,508
	2011	$11.064	$10.366	302,880
	2012	$10.366	$12.133	258,986
	2013	$12.133	$16.174	222,119
	2014	$16.174	$17.597	191,650
	2015	$17.597	$15.987	158,198

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.281	$4.566	181,283
	2007	$4.566	$4.729	200,598
	2008	$4.729	$2.895	188,560
	2009	$2.895	$4.006	189,102
	2010	$4.006	$4.618	137,154
	2011	$4.618	$4.350	130,164
	2012	$4.350	$5.025	119,882
	2013	$5.025	$6.721	118,812
	2014	$6.721	$7.522	82,362
	2015	$7.522	$7.466	75,707

Putnam VT High Yield Fund - Class IB
	2006	$12.135	$13.177	174,453
	2007	$13.177	$13.307	153,576
	2008	$13.307	$9.666	122,106
	2009	$9.666	$14.263	112,932
	2010	$14.263	$15.981	98,864
	2011	$15.981	$15.978	73,736
	2012	$15.978	$18.211	54,987
	2013	$18.211	$19.297	50,222
	2014	$19.297	$19.255	41,695
	2015	$19.255	$17.906	36,941

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.442	$12.778	406,352
	2007	$12.778	$13.208	365,153
	2008	$13.208	$9.872	274,978
	2009	$9.872	$14.225	254,330
	2010	$14.225	$15.356	225,500
	2011	$15.356	$15.842	123,333
	2012	$15.842	$17.236	107,638
	2013	$17.236	$17.252	89,807
	2014	$17.252	$18.044	84,462
	2015	$18.044	$17.470	58,590

Putnam VT International Equity Fund - Class IB
	2006	$8.797	$11.040	524,194
	2007	$11.040	$11.753	463,440
	2008	$11.753	$6.472	399,398
	2009	$6.472	$7.925	377,726
	2010	$7.925	$8.567	296,170
	2011	$8.567	$6.992	244,401
	2012	$6.992	$8.375	213,095
	2013	$8.375	$10.538	188,268
	2014	$10.538	$9.652	182,525
	2015	$9.652	$9.496	159,905

Putnam VT International Growth Fund - Class IB
	2006	$5.691	$7.052	248,280
	2007	$7.052	$7.844	279,110
	2008	$7.844	$4.433	308,232
	2009	$4.433	$6.026	293,574
	2010	$6.026	$6.643	148,441
	2011	$6.643	$5.359	112,409
	2012	$5.359	$6.371	106,363
	2013	$6.371	$7.659	89,455
	2014	$7.659	$7.063	77,170
	2015	$7.063	$7.017	75,474

Putnam VT International Value Fund - Class IB
	2006	$12.404	$15.506	206,480
	2007	$15.506	$16.300	207,057
	2008	$16.300	$8.644	173,115
	2009	$8.644	$10.717	157,444
	2010	$10.717	$11.280	136,964
	2011	$11.280	$9.556	107,281
	2012	$9.556	$11.426	94,113
	2013	$11.426	$13.719	92,183
	2014	$13.719	$12.200	87,021
	2015	$12.200	$11.747	80,448

Putnam VT Investors Fund - Class IB
	2006	$7.010	$7.848	515,215
	2007	$7.848	$7.311	416,172
	2008	$7.311	$4.342	317,109
	2009	$4.342	$5.582	369,611
	2010	$5.582	$6.247	292,140
	2011	$6.247	$6.141	278,556
	2012	$6.141	$7.048	208,878
	2013	$7.048	$9.358	169,057
	2014	$9.358	$10.473	155,389
	2015	$10.473	$10.066	127,427

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.319	$10.585	76,037
	2007	$10.585	$10.896	76,234
	2008	$10.896	$10.980	150,266
	2009	$10.980	$10.811	121,303
	2010	$10.811	$10.625	65,237
	2011	$10.625	$10.441	51,356
	2012	$10.441	$10.259	43,936
	2013	$10.259	$10.080	42,648
	2014	$10.080	$9.905	33,254
	2015	$9.905	$9.733	43,422

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$4.852	$5.175	654,690
	2007	$5.175	$5.376	591,366
	2008	$5.376	$3.235	433,594
	2009	$3.235	$4.200	483,267
	2010	$4.200	$4.934	776,498
	2011	$4.934	$4.601	596,556
	2012	$4.601	$5.278	521,238
	2013	$5.278	$7.075	431,474
	2014	$7.075	$7.889	387,230
	2015	$7.889	$7.729	359,313

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.987	$18.074	41,010
	2007	$18.074	$18.056	41,529
	2008	$18.056	$10.142	35,510
	2009	$10.142	$13.851	35,920
	2010	$13.851	$16.883	29,809
	2011	$16.883	$15.739	23,661
	2012	$15.739	$17.976	18,263
	2013	$17.976	$25.093	16,237
	2014	$25.093	$27.305	14,957
	2015	$27.305	$25.667	11,850

Putnam VT New Value Fund - Class IB
	2006	$17.258	$19.672	253,294
	2007	$19.672	$18.381	212,567
	2008	$18.381	$9.976	180,801
	2009	$9.976	$9.391	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$2.191	$2.419	582,210
	2007	$2.419	$2.678	530,128
	2008	$2.678	$1.430	475,576
	2009	$1.430	$1.387	0

Putnam VT Research Fund - Class IB
	2006	$8.436	$9.226	321,217
	2007	$9.226	$9.114	264,785
	2008	$9.114	$5.503	232,768
	2009	$5.503	$7.201	208,886
	2010	$7.201	$8.234	185,021
	2011	$8.234	$7.949	144,645
	2012	$7.949	$9.209	125,735
	2013	$9.209	$12.066	100,173
	2014	$12.066	$13.616	92,438
	2015	$13.616	$13.171	85,512

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$21.406	$24.670	198,017
	2007	$24.670	$21.153	157,968
	2008	$21.153	$12.602	136,599
	2009	$12.602	$16.285	129,467
	2010	$16.285	$20.158	110,679
	2011	$20.158	$18.870	80,289
	2012	$18.870	$21.781	61,956
	2013	$21.781	$29.876	48,832
	2014	$29.876	$30.361	43,248
	2015	$30.361	$28.565	39,430

Putnam VT Vista Fund - Class IB
	2006	$6.351	$6.580	366,470
	2007	$6.580	$6.710	286,008
	2008	$6.710	$3.590	249,118
	2009	$3.590	$4.894	415,459
	2010	$4.894	$5.586	0

Putnam VT Voyager Fund - Class IB
	2006	$5.796	$6.004	1,060,266
	2007	$6.004	$6.224	912,398
	2008	$6.224	$3.851	706,555
	2009	$3.851	$6.201	623,067
	2010	$6.201	$7.359	486,267
	2011	$7.359	$5.940	421,236
	2012	$5.940	$6.666	375,647
	2013	$6.666	$9.414	305,478
	2014	$9.414	$10.148	266,318
	2015	$10.148	$9.361	226,355

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.201	$12.367	15,770
	2007	$12.367	$13.159	11,438
	2008	$13.159	$12.961	19,505
	2009	$12.961	$15.401	4,123
	2010	$15.401	$15.904	4,146
	2011	$15.904	$16.680	3,132
	2012	$16.680	$16.682	3,346
	2013	$16.682	$16.304	3,797
	2014	$16.304	$16.701	2,331
	2015	$16.701	$16.293	2,395

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.606	$9.493	1,925
	2007	$9.493	$8.673	1,743
	2008	$8.673	$5.247	1,489
	2009	$5.247	$4.878	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.168	$18.294	2,075
	2007	$18.294	$16.247	2,075
	2008	$16.247	$10.341	0
	2009	$10.341	$14.787	0
	2010	$14.787	$18.810	0
	2011	$18.810	$17.344	0
	2012	$17.344	$19.478	0
	2013	$19.478	$25.650	0
	2014	$25.650	$26.964	0
	2015	$26.964	$24.463	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.956	$5.405	10,040
	2007	$5.405	$5.855	9,873
	2008	$5.855	$3.260	8,476
	2009	$3.260	$3.191	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.219	$13.799	16,010
	2007	$13.799	$14.109	28,247
	2008	$14.109	$9.585	16,228
	2009	$9.585	$14.623	25,610
	2010	$14.623	$16.180	24,844
	2011	$16.180	$15.386	14,267
	2012	$15.386	$16.850	15,068
	2013	$16.850	$17.839	14,844
	2014	$17.839	$17.579	13,694
	2015	$17.579	$16.858	2,923

Putnam VT Equity Income Fund - Class IB
	2006	$13.657	$15.940	4,001
	2007	$15.940	$16.150	3,247
	2008	$16.150	$10.920	3,262
	2009	$10.920	$13.668	9,820
	2010	$13.668	$15.114	8,402
	2011	$15.114	$15.127	8,200
	2012	$15.127	$17.722	12,538
	2013	$17.722	$23.045	12,113
	2014	$23.045	$25.495	11,462
	2015	$25.495	$24.274	11,084

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.693	$13.951	8,340
	2007	$13.951	$13.829	7,745
	2008	$13.829	$8.050	5,629
	2009	$8.050	$9.931	10,313
	2010	$9.931	$10.808	10,301
	2011	$10.808	$10.907	7,294
	2012	$10.907	$12.053	14,488
	2013	$12.053	$13.978	13,734
	2014	$13.978	$15.192	13,114
	2015	$15.192	$14.750	12,723

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.088	$11.181	0
	2007	$11.181	$11.301	13,246
	2008	$11.301	$7.399	13,240
	2009	$7.399	$9.824	16,653
	2010	$9.824	$11.065	16,647
	2011	$11.065	$10.821	16,641
	2012	$10.821	$12.134	16,551
	2013	$12.134	$14.238	16,383
	2014	$14.238	$15.300	16,222
	2015	$15.300	$15.050	16,070

Putnam VT Global Equity Fund - Class IB
	2006	$5.649	$6.835	12,687
	2007	$6.835	$7.317	12,411
	2008	$7.317	$3.927	8,013
	2009	$3.927	$5.012	7,915
	2010	$5.012	$5.406	7,493
	2011	$5.406	$5.046	4,546
	2012	$5.046	$5.955	4,204
	2013	$5.955	$7.718	3,004
	2014	$7.718	$7.690	2,658
	2015	$7.690	$7.423	2,658

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.083	$10.178	13,212
	2007	$10.178	$9.934	12,814
	2008	$9.934	$8.090	9,236
	2009	$8.090	$10.010	8,264
	2010	$10.010	$10.072	6,252
	2011	$10.072	$9.775	5,215
	2012	$9.775	$11.736	5,115
	2013	$11.736	$16.327	3,138
	2014	$16.327	$20.465	2,801
	2015	$20.465	$21.661	2,799

Putnam VT Global Utilities Fund - Class IB
	2006	$10.567	$13.183	4,503
	2007	$13.183	$15.527	2,888
	2008	$15.527	$10.598	2,796
	2009	$10.598	$11.173	2,690
	2010	$11.173	$11.173	2,605
	2011	$11.173	$10.379	2,525
	2012	$10.379	$10.705	2,049
	2013	$10.705	$11.965	2,008
	2014	$11.965	$13.463	1,968
	2015	$13.463	$11.910	1,927

Putnam VT Growth and Income Fund - Class IB
	2006	$12.185	$13.870	51,871
	2007	$13.870	$12.796	45,865
	2008	$12.796	$7.703	37,070
	2009	$7.703	$9.820	36,078
	2010	$9.820	$11.029	34,943
	2011	$11.029	$10.328	29,556
	2012	$10.328	$12.083	15,245
	2013	$12.083	$16.099	12,506
	2014	$16.099	$17.506	11,449
	2015	$17.506	$15.897	11,238

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.279	$4.562	12,358
	2007	$4.562	$4.721	11,910
	2008	$4.721	$2.889	9,890
	2009	$2.889	$3.996	8,527
	2010	$3.996	$4.604	8,126
	2011	$4.604	$4.335	355
	2012	$4.335	$5.004	83
	2013	$5.004	$6.690	0
	2014	$6.690	$7.483	0
	2015	$7.483	$7.424	0

Putnam VT High Yield Fund - Class IB
	2006	$12.128	$13.163	14,994
	2007	$13.163	$13.286	12,601
	2008	$13.286	$9.646	8,941
	2009	$9.646	$14.226	3,517
	2010	$14.226	$15.932	3,254
	2011	$15.932	$15.920	2,477
	2012	$15.920	$18.136	2,850
	2013	$18.136	$19.208	2,598
	2014	$19.208	$19.156	1,063
	2015	$19.156	$17.805	902

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.435	$12.764	13,132
	2007	$12.764	$13.188	6,951
	2008	$13.188	$9.852	5,615
	2009	$9.852	$14.188	5,354
	2010	$14.188	$15.308	4,990
	2011	$15.308	$15.785	2,106
	2012	$15.785	$17.165	2,042
	2013	$17.165	$17.172	2,141
	2014	$17.172	$17.952	635
	2015	$17.952	$17.371	631

Putnam VT International Equity Fund - Class IB
	2006	$8.792	$11.028	31,645
	2007	$11.028	$11.735	27,464
	2008	$11.735	$6.458	18,297
	2009	$6.458	$7.904	14,413
	2010	$7.904	$8.541	14,254
	2011	$8.541	$6.967	11,044
	2012	$6.967	$8.340	9,132
	2013	$8.340	$10.489	8,192
	2014	$10.489	$9.602	4,528
	2015	$9.602	$9.443	4,522

Putnam VT International Growth Fund - Class IB
	2006	$5.687	$7.045	4,201
	2007	$7.045	$7.831	4,070
	2008	$7.831	$4.423	1,025
	2009	$4.423	$6.010	1,021
	2010	$6.010	$6.622	1,017
	2011	$6.622	$5.339	1,013
	2012	$5.339	$6.344	1,009
	2013	$6.344	$7.624	1,006
	2014	$7.624	$7.026	1,003
	2015	$7.026	$6.977	1,000

Putnam VT International Value Fund - Class IB
	2006	$12.397	$15.489	5,850
	2007	$15.489	$16.275	5,225
	2008	$16.275	$8.626	5,207
	2009	$8.626	$10.690	5,176
	2010	$10.690	$11.245	5,153
	2011	$11.245	$9.521	5,134
	2012	$9.521	$11.379	5,113
	2013	$11.379	$13.656	5,093
	2014	$13.656	$12.138	5,076
	2015	$12.138	$11.681	5,059

Putnam VT Investors Fund - Class IB
	2006	$7.006	$7.839	34,992
	2007	$7.839	$7.300	27,819
	2008	$7.300	$4.333	21,785
	2009	$4.333	$5.567	21,334
	2010	$5.567	$6.228	20,842
	2011	$6.228	$6.119	17,022
	2012	$6.119	$7.019	15,769
	2013	$7.019	$9.314	14,210
	2014	$9.314	$10.419	7,746
	2015	$10.419	$10.009	7,744

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.313	$10.573	5,912
	2007	$10.573	$10.879	4,738
	2008	$10.879	$10.957	22,952
	2009	$10.957	$10.783	37,293
	2010	$10.783	$10.592	37,148
	2011	$10.592	$10.403	23,757
	2012	$10.403	$10.217	22,607
	2013	$10.217	$10.034	22,513
	2014	$10.034	$9.854	22,415
	2015	$9.854	$9.678	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$4.849	$5.170	35,217
	2007	$5.170	$5.367	29,808
	2008	$5.367	$3.228	26,590
	2009	$3.228	$4.189	31,816
	2010	$4.189	$4.918	46,285
	2011	$4.918	$4.584	39,509
	2012	$4.584	$5.256	38,700
	2013	$5.256	$7.043	36,490
	2014	$7.043	$7.849	29,575
	2015	$7.849	$7.685	29,448

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.965	$18.041	1,671
	2007	$18.041	$18.014	1,132
	2008	$18.014	$10.113	1,093
	2009	$10.113	$13.804	944
	2010	$13.804	$16.817	744
	2011	$16.817	$15.670	682
	2012	$15.670	$17.888	0
	2013	$17.888	$24.957	0
	2014	$24.957	$27.143	0
	2015	$27.143	$25.502	0

Putnam VT New Value Fund - Class IB
	2006	$17.248	$19.651	15,722
	2007	$19.651	$18.352	14,670
	2008	$18.352	$9.955	6,864
	2009	$9.955	$9.371	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$2.189	$2.417	24,764
	2007	$2.417	$2.674	21,332
	2008	$2.674	$1.427	16,582
	2009	$1.427	$1.384	0

Putnam VT Research Fund - Class IB
	2006	$8.431	$9.216	19,141
	2007	$9.216	$9.100	14,516
	2008	$9.100	$5.492	14,212
	2009	$5.492	$7.182	9,613
	2010	$7.182	$8.208	9,484
	2011	$8.208	$7.920	5,476
	2012	$7.920	$9.171	5,295
	2013	$9.171	$12.010	4,692
	2014	$12.010	$13.547	4,506
	2015	$13.547	$13.097	4,477

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$21.394	$24.643	17,744
	2007	$24.643	$21.119	14,293
	2008	$21.119	$12.575	12,828
	2009	$12.575	$16.243	11,691
	2010	$16.243	$20.096	9,401
	2011	$20.096	$18.802	6,721
	2012	$18.802	$21.691	6,246
	2013	$21.691	$29.738	5,428
	2014	$29.738	$30.205	4,909
	2015	$30.205	$28.404	4,753

Putnam VT Vista Fund - Class IB
	2006	$6.347	$6.573	23,693
	2007	$6.573	$6.700	20,347
	2008	$6.700	$3.583	10,796
	2009	$3.583	$4.881	15,373
	2010	$4.881	$5.570	0

Putnam VT Voyager Fund - Class IB
	2006	$5.793	$5.998	71,825
	2007	$5.998	$6.215	64,001
	2008	$6.215	$3.843	42,539
	2009	$3.843	$6.185	44,780
	2010	$6.185	$7.336	44,080
	2011	$7.336	$5.919	41,237
	2012	$5.919	$6.639	40,623
	2013	$6.639	$9.370	35,209
	2014	$9.370	$10.096	30,190
	2015	$10.096	$9.308	29,760

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.114	$12.261	7,309
	2007	$12.261	$13.026	3,975
	2008	$13.026	$12.810	3,738
	2009	$12.810	$15.198	3,244
	2011	$10.000	$16.410	2,845
	2012	$16.410	$16.387	0
	2013	$16.387	$15.991	0
	2014	$15.991	$16.356	0
	2015	$16.356	$15.932	0

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.545	$9.411	1,487
	2007	$9.411	$8.585	1,481
	2008	$8.585	$5.186	1,474
	2009	$5.186	$4.820	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.102	$18.191	0
	2007	$18.191	$16.132	0
	2008	$16.132	$10.251	0
	2009	$10.251	$14.637	0
	2011	$10.000	$17.116	0
	2012	$17.116	$19.192	0
	2013	$19.192	$25.235	0
	2014	$25.235	$26.487	0
	2015	$26.487	$23.994	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.920	$5.359	7,730
	2007	$5.359	$5.796	2,018
	2008	$5.796	$3.222	2,008
	2009	$3.222	$3.154	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.125	$13.680	10,318
	2007	$13.680	$13.966	7,491
	2008	$13.966	$9.473	7,151
	2009	$9.473	$14.431	6,642
	2011	$10.000	$15.137	6,332
	2012	$15.137	$16.552	6,189
	2013	$16.552	$17.497	6,061
	2014	$17.497	$17.216	5,943
	2015	$17.216	$16.485	5,826

Putnam VT Equity Income Fund - Class IB
	2006	$13.602	$15.851	0
	2007	$15.851	$16.035	0
	2008	$16.035	$10.826	4,110
	2009	$10.826	$13.529	2,840
	2011	$10.000	$14.928	2,151
	2012	$14.928	$17.462	2,885
	2013	$17.462	$22.672	1,164
	2014	$22.672	$25.044	1,081
	2015	$25.044	$23.809	999

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.602	$13.831	22,152
	2007	$13.831	$13.689	16,736
	2008	$13.689	$7.956	15,957
	2009	$7.956	$9.800	15,063
	2011	$10.000	$10.731	13,508
	2012	$10.731	$11.840	0
	2013	$11.840	$13.710	0
	2014	$13.710	$14.878	0
	2015	$14.878	$14.423	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.016	$11.084	1,387
	2007	$11.084	$11.186	1,382
	2008	$11.186	$7.313	1,376
	2009	$7.313	$9.695	1,366
	2011	$10.000	$10.646	1,349
	2012	$10.646	$11.920	1,341
	2013	$11.920	$13.965	0
	2014	$13.965	$14.983	0
	2015	$14.983	$14.717	0

Putnam VT Global Equity Fund - Class IB
	2006	$5.609	$6.777	3,722
	2007	$6.777	$7.243	3,578
	2008	$7.243	$3.881	3,398
	2009	$3.881	$4.946	3,181
	2011	$10.000	$4.964	2,850
	2012	$4.964	$5.850	2,698
	2013	$5.850	$7.570	1,448
	2014	$7.570	$7.531	1,336
	2015	$7.531	$7.258	1,226

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.011	$10.091	6,039
	2007	$10.091	$9.834	5,075
	2008	$9.834	$7.995	5,075
	2009	$7.995	$9.878	5,075
	2011	$10.000	$9.617	5,075
	2012	$9.617	$11.528	0
	2013	$11.528	$16.013	0
	2014	$16.013	$20.042	0
	2015	$20.042	$21.181	0

Putnam VT Global Utilities Fund - Class IB
	2006	$10.492	$13.070	6,724
	2007	$13.070	$15.369	6,207
	2008	$15.369	$10.474	6,202
	2009	$10.474	$11.026	6,194
	2011	$10.000	$10.211	6,180
	2012	$10.211	$10.516	1,114
	2013	$10.516	$11.736	0
	2014	$11.736	$13.184	0
	2015	$13.184	$11.646	0

Putnam VT Growth and Income Fund - Class IB
	2006	$12.098	$13.750	29,730
	2007	$13.750	$12.667	23,958
	2008	$12.667	$7.613	19,552
	2009	$7.613	$9.690	19,271
	2011	$10.000	$10.161	17,134
	2012	$10.161	$11.869	11,479
	2013	$11.869	$15.790	8,140
	2014	$15.790	$17.144	8,037
	2015	$17.144	$15.544	7,936

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.249	$4.522	7,928
	2007	$4.522	$4.673	7,920
	2008	$4.673	$2.855	7,911
	2009	$2.855	$3.943	7,896
	2011	$10.000	$4.264	7,872
	2012	$4.264	$4.915	7,860
	2013	$4.915	$6.561	5,863
	2014	$6.561	$7.329	5,863
	2015	$7.329	$7.259	5,863

Putnam VT High Yield Fund - Class IB
	2006	$12.042	$13.050	599
	2007	$13.050	$13.152	597
	2008	$13.152	$9.533	595
	2009	$9.533	$14.039	591
	2011	$10.000	$15.663	2,274
	2012	$15.663	$17.815	1,400
	2013	$17.815	$18.840	0
	2014	$18.840	$18.760	0
	2015	$18.760	$17.410	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.347	$12.654	6,023
	2007	$12.654	$13.054	3,892
	2008	$13.054	$9.737	3,613
	2009	$9.737	$14.001	3,144
	2011	$10.000	$15.530	3,513
	2012	$15.530	$16.862	1,770
	2013	$16.862	$16.843	961
	2014	$16.843	$17.580	886
	2015	$17.580	$16.986	813

Putnam VT International Equity Fund - Class IB
	2006	$8.730	$10.933	6,217
	2007	$10.933	$11.616	4,693
	2008	$11.616	$6.383	4,271
	2009	$6.383	$7.800	4,271
	2011	$10.000	$6.854	4,271
	2012	$6.854	$8.193	2,983
	2013	$8.193	$10.288	2,983
	2014	$10.288	$9.404	2,983
	2015	$9.404	$9.233	2,983

Putnam VT International Growth Fund - Class IB
	2006	$5.647	$6.984	0
	2007	$6.984	$7.752	651
	2008	$7.752	$4.372	0
	2009	$4.372	$5.931	0
	2011	$10.000	$5.253	0
	2012	$5.253	$6.232	0
	2013	$6.232	$7.478	0
	2014	$7.478	$6.881	0
	2015	$6.881	$6.822	0

Putnam VT International Value Fund - Class IB
	2006	$12.309	$15.356	928
	2007	$15.356	$16.110	1,485
	2008	$16.110	$8.526	928
	2009	$8.526	$10.549	928
	2011	$10.000	$9.367	928
	2012	$9.367	$11.177	0
	2013	$11.177	$13.394	0
	2014	$13.394	$11.887	0
	2015	$11.887	$11.422	0

Putnam VT Investors Fund - Class IB
	2006	$6.957	$7.772	13,103
	2007	$7.772	$7.226	10,960
	2008	$7.226	$4.283	10,960
	2009	$4.283	$5.494	12,733
	2011	$10.000	$6.020	12,712
	2012	$6.020	$6.895	3,814
	2013	$6.895	$9.136	0
	2014	$9.136	$10.204	0
	2015	$10.204	$9.787	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.240	$10.482	0
	2007	$10.482	$10.769	0
	2008	$10.769	$10.830	0
	2009	$10.830	$10.641	0
	2011	$10.000	$10.235	0
	2012	$10.235	$10.036	0
	2013	$10.036	$9.841	0
	2014	$9.841	$9.650	0
	2015	$9.650	$9.463	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$4.815	$5.125	8,260
	2007	$5.125	$5.313	5,981
	2008	$5.313	$3.191	5,379
	2009	$3.191	$4.134	6,040
	2011	$10.000	$4.510	9,807
	2012	$4.510	$5.163	9,498
	2013	$5.163	$6.908	2,940
	2014	$6.908	$7.686	2,724
	2015	$7.686	$7.515	2,511

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.900	$17.940	0
	2007	$17.940	$17.886	0
	2008	$17.886	$10.026	0
	2009	$10.026	$13.664	0
	2011	$10.000	$15.463	0
	2012	$15.463	$17.626	0
	2013	$17.626	$24.553	0
	2014	$24.553	$26.664	0
	2015	$26.664	$25.013	0

Putnam VT New Value Fund - Class IB
	2006	$17.125	$19.481	9,435
	2007	$19.481	$18.166	3,549
	2008	$18.166	$9.839	3,263
	2009	$9.839	$9.260	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$2.174	$2.396	4,213
	2007	$2.396	$2.647	4,197
	2008	$2.647	$1.410	4,178
	2009	$1.410	$1.368	0

Putnam VT Research Fund - Class IB
	2006	$8.371	$9.137	10,532
	2007	$9.137	$9.008	8,169
	2008	$9.008	$5.428	7,792
	2009	$5.428	$7.088	7,538
	2011	$10.000	$7.792	7,144
	2012	$7.792	$9.008	6,962
	2013	$9.008	$11.780	5,502
	2014	$11.780	$13.266	5,355
	2015	$13.266	$12.807	5,210

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$21.242	$24.431	6,726
	2007	$24.431	$20.905	2,455
	2008	$20.905	$12.429	1,658
	2009	$12.429	$16.029	1,631
	2011	$10.000	$18.498	1,116
	2012	$18.498	$21.308	1,114
	2013	$21.308	$29.167	749
	2014	$29.167	$29.581	749
	2015	$29.581	$27.774	749

Putnam VT Vista Fund - Class IB
	2006	$6.302	$6.516	2,675
	2007	$6.516	$6.632	1,849
	2008	$6.632	$3.541	1,840
	2009	$3.541	$4.817	3,469

Putnam VT Voyager Fund - Class IB
	2006	$5.752	$5.946	11,776
	2007	$5.946	$6.151	7,861
	2008	$6.151	$3.798	7,635
	2009	$3.798	$6.103	16,932
	2011	$10.000	$5.823	7,435
	2012	$5.823	$6.521	3,831
	2013	$6.521	$9.190	755
	2014	$9.190	$9.887	710
	2015	$9.887	$9.102	664

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 1.95

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.092	$12.239	12,887
	2007	$12.239	$13.002	12,449
	2008	$13.002	$12.787	10,819
	2009	$12.787	$15.170	8,370
	2010	$15.170	$15.642	7,529
	2011	$15.642	$16.380	6,611
	2012	$16.380	$16.358	4,880
	2013	$16.358	$15.962	4,602
	2014	$15.962	$16.326	1,490
	2015	$16.326	$15.903	1,424

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.537	$9.403	8,066
	2007	$9.403	$8.578	6,088
	2008	$8.578	$5.181	4,690
	2009	$5.181	$4.816	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.102	$18.191	0
	2007	$18.191	$16.132	0
	2008	$16.132	$10.251	0
	2009	$10.251	$14.637	0
	2010	$14.637	$18.591	0
	2011	$18.591	$17.116	0
	2012	$17.116	$19.192	0
	2013	$19.192	$25.235	861
	2014	$25.235	$26.487	809
	2015	$26.487	$23.994	744

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.916	$5.354	8,370
	2007	$5.354	$5.791	5,638
	2008	$5.791	$3.219	5,612
	2009	$3.219	$3.151	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.101	$13.655	9,318
	2007	$13.655	$13.940	7,046
	2008	$13.940	$9.456	5,013
	2009	$9.456	$14.405	5,068
	2010	$14.405	$15.914	3,935
	2011	$15.914	$15.110	3,115
	2012	$15.110	$16.522	6,019
	2013	$16.522	$17.466	2,975
	2014	$17.466	$17.184	2,881
	2015	$17.184	$16.455	2,830

Putnam VT Equity Income Fund - Class IB
	2006	$13.602	$15.851	2,958
	2007	$15.851	$16.035	6,112
	2008	$16.035	$10.826	5,335
	2009	$10.826	$13.529	18,018
	2010	$13.529	$14.937	16,270
	2011	$14.937	$14.928	10,203
	2012	$14.928	$17.462	7,432
	2013	$17.462	$22.672	7,740
	2014	$22.672	$25.044	5,743
	2015	$25.044	$23.809	5,348

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$12.580	$13.806	22,406
	2007	$13.806	$13.664	21,793
	2008	$13.664	$7.942	15,637
	2009	$7.942	$9.782	13,742
	2010	$9.782	$10.630	12,728
	2011	$10.630	$10.712	4,541
	2012	$10.712	$11.819	3,932
	2013	$11.819	$13.685	3,905
	2014	$13.685	$14.851	1,971
	2015	$14.851	$14.397	1,886

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$9.998	$11.064	1,340
	2007	$11.064	$11.166	1,304
	2008	$11.166	$7.300	1,294
	2009	$7.300	$9.678	3,347
	2010	$9.678	$10.883	870
	2011	$10.883	$10.626	429
	2012	$10.626	$11.898	0
	2013	$11.898	$13.940	0
	2014	$13.940	$14.956	0
	2015	$14.956	$14.690	0

Putnam VT Global Equity Fund - Class IB
	2006	$5.599	$6.764	30,644
	2007	$6.764	$7.230	30,906
	2008	$7.230	$3.874	24,845
	2009	$3.874	$4.937	24,030
	2010	$4.937	$5.317	22,974
	2011	$5.317	$4.955	18,439
	2012	$4.955	$5.839	15,553
	2013	$5.839	$7.556	15,093
	2014	$7.556	$7.518	14,912
	2015	$7.518	$7.245	11,456

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$9.993	$10.072	22,968
	2007	$10.072	$9.816	21,034
	2008	$9.816	$7.981	20,304
	2009	$7.981	$9.860	19,711
	2010	$9.860	$9.907	12,740
	2011	$9.907	$9.599	10,803
	2012	$9.599	$11.508	6,646
	2013	$11.508	$15.984	5,202
	2014	$15.984	$20.005	4,281
	2015	$20.005	$21.143	4,035

Putnam VT Global Utilities Fund - Class IB
	2006	$10.473	$13.046	4,380
	2007	$13.046	$15.341	8,427
	2008	$15.341	$10.455	5,903
	2009	$10.455	$11.006	5,875
	2010	$11.006	$10.989	5,818
	2011	$10.989	$10.193	4,670
	2012	$10.193	$10.497	4,296
	2013	$10.497	$11.714	4,274
	2014	$11.714	$13.161	4,254
	2015	$13.161	$11.624	994

Putnam VT Growth and Income Fund - Class IB
	2006	$12.076	$13.725	73,306
	2007	$13.725	$12.644	67,312
	2008	$12.644	$7.600	59,152
	2009	$7.600	$9.673	53,141
	2010	$9.673	$10.848	46,207
	2011	$10.848	$10.143	35,596
	2012	$10.143	$11.848	28,878
	2013	$11.848	$15.762	25,791
	2014	$15.762	$17.113	16,206
	2015	$17.113	$15.516	14,362

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.241	$4.514	11,335
	2007	$4.514	$4.665	11,529
	2008	$4.665	$2.850	7,212
	2009	$2.850	$3.936	10,097
	2010	$3.936	$4.528	9,077
	2011	$4.528	$4.257	5,946
	2012	$4.257	$4.907	3,711
	2013	$4.907	$6.550	9,295
	2014	$6.550	$7.315	7,156
	2015	$7.315	$7.246	6,778

Putnam VT High Yield Fund - Class IB
	2006	$12.020	$13.026	5,843
	2007	$13.026	$13.128	6,674
	2008	$13.128	$9.516	5,898
	2009	$9.516	$14.013	4,560
	2010	$14.013	$15.670	3,735
	2011	$15.670	$15.634	2,853
	2012	$15.634	$17.783	5,281
	2013	$17.783	$18.806	2,770
	2014	$18.806	$18.726	2,780
	2015	$18.726	$17.378	1,570

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.324	$12.631	27,354
	2007	$12.631	$13.030	20,527
	2008	$13.030	$9.719	12,691
	2009	$9.719	$13.976	15,845
	2010	$13.976	$15.056	13,060
	2011	$15.056	$15.502	11,149
	2012	$15.502	$16.832	10,273
	2013	$16.832	$16.812	10,200
	2014	$16.812	$17.549	10,097
	2015	$17.549	$16.955	8,919

Putnam VT International Equity Fund - Class IB
	2006	$8.714	$10.913	49,847
	2007	$10.913	$11.594	46,135
	2008	$11.594	$6.372	48,224
	2009	$6.372	$7.786	46,849
	2010	$7.786	$8.400	41,717
	2011	$8.400	$6.842	31,132
	2012	$6.842	$8.178	21,349
	2013	$8.178	$10.270	20,333
	2014	$10.270	$9.387	8,890
	2015	$9.387	$9.217	4,274

Putnam VT International Growth Fund - Class IB
	2006	$5.637	$6.972	27,573
	2007	$6.972	$7.738	41,323
	2008	$7.738	$4.364	29,222
	2009	$4.364	$5.920	26,778
	2010	$5.920	$6.513	23,095
	2011	$6.513	$5.243	23,703
	2012	$5.243	$6.221	19,476
	2013	$6.221	$7.464	19,773
	2014	$7.464	$6.869	20,482
	2015	$6.869	$6.810	10,243

Putnam VT International Value Fund - Class IB
	2006	$12.287	$15.328	13,406
	2007	$15.328	$16.080	9,526
	2008	$16.080	$8.510	8,122
	2009	$8.510	$10.530	6,020
	2010	$10.530	$11.060	6,168
	2011	$11.060	$9.350	3,103
	2012	$9.350	$11.157	1,890
	2013	$11.157	$13.370	1,685
	2014	$13.370	$11.865	1,509
	2015	$11.865	$11.401	1,192

Putnam VT Investors Fund - Class IB
	2006	$6.944	$7.758	10,760
	2007	$7.758	$7.213	4,805
	2008	$7.213	$4.275	3,713
	2009	$4.275	$5.484	8,346
	2010	$5.484	$6.125	5,520
	2011	$6.125	$6.009	2,712
	2012	$6.009	$6.883	2,210
	2013	$6.883	$9.119	2,012
	2014	$9.119	$10.185	1,480
	2015	$10.185	$9.769	1,304

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.222	$10.463	16,515
	2007	$10.463	$10.749	12,626
	2008	$10.749	$10.810	14,167
	2009	$10.810	$10.621	9,661
	2010	$10.621	$10.418	9,286
	2011	$10.418	$10.217	8,981
	2012	$10.217	$10.018	23,041
	2013	$10.018	$9.824	8,904
	2014	$9.824	$9.633	2,225
	2015	$9.633	$9.446	2,224

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$4.806	$5.116	53,432
	2007	$5.116	$5.303	41,793
	2008	$5.303	$3.185	34,702
	2009	$3.185	$4.126	37,224
	2010	$4.126	$4.837	104,694
	2011	$4.837	$4.502	68,325
	2012	$4.502	$5.154	43,384
	2013	$5.154	$6.895	38,645
	2014	$6.895	$7.672	21,368
	2015	$7.672	$7.501	30,511

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.900	$17.940	485
	2007	$17.940	$17.886	779
	2008	$17.886	$10.026	776
	2009	$10.026	$13.664	772
	2010	$13.664	$16.621	768
	2011	$16.621	$15.463	540
	2012	$15.463	$17.626	538
	2013	$17.626	$24.553	891
	2014	$24.553	$26.664	868
	2015	$26.664	$25.013	839

Putnam VT New Value Fund - Class IB
	2006	$17.094	$19.446	30,448
	2007	$19.446	$18.133	25,419
	2008	$18.133	$9.821	19,961
	2009	$9.821	$9.243	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$2.170	$2.392	75,579
	2007	$2.392	$2.642	90,153
	2008	$2.642	$1.408	89,626
	2009	$1.408	$1.365	0

Putnam VT Research Fund - Class IB
	2006	$8.356	$9.120	23,074
	2007	$9.120	$8.991	19,501
	2008	$8.991	$5.418	18,988
	2009	$5.418	$7.075	17,938
	2010	$7.075	$8.073	16,066
	2011	$8.073	$7.778	11,136
	2012	$7.778	$8.992	6,521
	2013	$8.992	$11.758	6,932
	2014	$11.758	$13.242	3,383
	2015	$13.242	$12.784	1,831

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$21.203	$24.387	38,690
	2007	$24.387	$20.867	35,183
	2008	$20.867	$12.406	30,600
	2009	$12.406	$16.000	24,621
	2010	$16.000	$19.765	18,157
	2011	$19.765	$18.464	10,390
	2012	$18.464	$21.269	6,529
	2013	$21.269	$29.115	5,678
	2014	$29.115	$29.527	4,838
	2015	$29.527	$27.724	3,650

Putnam VT Vista Fund - Class IB
	2006	$6.290	$6.504	83,568
	2007	$6.504	$6.620	63,968
	2008	$6.620	$3.534	54,672
	2009	$3.534	$4.808	83,922
	2010	$4.808	$5.480	0

Putnam VT Voyager Fund - Class IB
	2006	$5.741	$5.935	66,855
	2007	$5.935	$6.140	54,132
	2008	$6.140	$3.791	46,156
	2009	$3.791	$6.092	36,953
	2010	$6.092	$7.216	34,381
	2011	$7.216	$5.812	27,804
	2012	$5.812	$6.510	24,178
	2013	$6.510	$9.174	21,108
	2014	$9.174	$9.869	20,037
	2015	$9.869	$9.085	22,079

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

Mortality & Expense = 1.8

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.021	$12.186	43,977
	2007	$12.186	$12.966	30,146
	2008	$12.966	$12.771	17,616
	2009	$12.771	$15.174	16,558
	2010	$15.174	$15.670	16,310
	2011	$15.670	$16.435	15,480
	2012	$16.435	$16.437	18,849
	2013	$16.437	$16.064	17,967
	2014	$16.064	$16.456	18,036
	2015	$16.456	$16.054	15,274

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.596	$9.482	34,989
	2007	$9.482	$8.663	25,753
	2008	$8.663	$5.241	22,258
	2009	$5.241	$4.872	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.168	$18.294	1,850
	2007	$18.294	$16.247	2,112
	2008	$16.247	$10.341	3,202
	2009	$10.341	$14.787	4,332
	2010	$14.787	$18.810	4,008
	2011	$18.810	$17.344	4,297
	2012	$17.344	$19.478	4,142
	2013	$19.478	$25.650	3,429
	2014	$25.650	$26.964	3,332
	2015	$26.964	$24.463	3,390

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.950	$5.399	13,457
	2007	$5.399	$5.848	11,304
	2008	$5.848	$3.256	6,904
	2009	$3.256	$3.188	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.404	$13.992	45,691
	2007	$13.992	$14.306	36,476
	2008	$14.306	$9.719	32,193
	2009	$9.719	$14.828	46,871
	2010	$14.828	$16.407	34,761
	2011	$16.407	$15.602	35,624
	2012	$15.602	$17.086	35,196
	2013	$17.086	$18.089	33,388
	2014	$18.089	$17.825	32,161
	2015	$17.825	$17.095	32,081

Putnam VT Equity Income Fund - Class IB
	2006	$13.657	$15.940	6,031
	2007	$15.940	$16.150	9,634
	2008	$16.150	$10.920	9,568
	2009	$10.920	$13.668	73,334
	2010	$13.668	$15.114	66,949
	2011	$15.114	$15.127	60,011
	2012	$15.127	$17.722	43,505
	2013	$17.722	$23.045	39,523
	2014	$23.045	$25.495	29,489
	2015	$25.495	$24.274	26,513

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.988	$13.176	39,455
	2007	$13.176	$13.061	33,534
	2008	$13.061	$7.603	29,214
	2009	$7.603	$9.379	24,036
	2010	$9.379	$10.208	23,658
	2011	$10.208	$10.302	19,928
	2012	$10.302	$11.384	18,598
	2013	$11.384	$13.202	15,746
	2014	$13.202	$14.349	12,288
	2015	$14.349	$13.931	9,177

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.084	$11.177	15,704
	2007	$11.177	$11.297	13,176
	2008	$11.297	$7.397	7,744
	2009	$7.397	$9.821	21,846
	2010	$9.821	$11.061	20,770
	2011	$11.061	$10.817	5,373
	2012	$10.817	$12.130	4,089
	2013	$12.130	$14.233	3,285
	2014	$14.233	$15.294	2,394
	2015	$15.294	$15.045	4,662

Putnam VT Global Equity Fund - Class IB
	2006	$5.934	$7.181	10,222
	2007	$7.181	$7.687	4,379
	2008	$7.687	$4.125	2,605
	2009	$4.125	$5.265	3,155
	2010	$5.265	$5.679	3,118
	2011	$5.679	$5.301	3,079
	2012	$5.301	$6.256	3,047
	2013	$6.256	$8.108	3,689
	2014	$8.108	$8.079	2,707
	2015	$8.079	$7.798	2,286

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.229	$10.325	27,971
	2007	$10.325	$10.078	22,982
	2008	$10.078	$8.207	17,661
	2009	$8.207	$10.154	16,987
	2010	$10.154	$10.218	6,608
	2011	$10.218	$9.916	3,640
	2012	$9.916	$11.905	5,040
	2013	$11.905	$16.562	4,600
	2014	$16.562	$20.760	3,416
	2015	$20.760	$21.974	3,210

Putnam VT Global Utilities Fund - Class IB
	2006	$9.936	$12.396	33,280
	2007	$12.396	$14.599	17,772
	2008	$14.599	$9.965	15,364
	2009	$9.965	$10.505	12,277
	2010	$10.505	$10.505	12,211
	2011	$10.505	$9.759	8,703
	2012	$9.759	$10.066	7,114
	2013	$10.066	$11.250	6,774
	2014	$11.250	$12.659	4,738
	2015	$12.659	$11.198	3,690

Putnam VT Growth and Income Fund - Class IB
	2006	$11.173	$12.719	139,397
	2007	$12.719	$11.734	93,231
	2008	$11.734	$7.064	73,673
	2009	$7.064	$9.005	65,980
	2010	$9.005	$10.114	61,636
	2011	$10.114	$9.471	50,452
	2012	$9.471	$11.080	39,229
	2013	$11.080	$14.763	32,403
	2014	$14.763	$16.053	29,144
	2015	$16.053	$14.578	26,883

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.193	$4.470	286,675
	2007	$4.470	$4.626	202,415
	2008	$4.626	$2.831	185,924
	2009	$2.831	$3.915	182,393
	2010	$3.915	$4.511	165,884
	2011	$4.511	$4.247	163,776
	2012	$4.247	$4.903	117,305
	2013	$4.903	$6.555	104,330
	2014	$6.555	$7.332	94,525
	2015	$7.332	$7.274	85,594

Putnam VT High Yield Fund - Class IB
	2006	$12.392	$13.450	35,640
	2007	$13.450	$13.576	35,672
	2008	$13.576	$9.856	31,039
	2009	$9.856	$14.536	25,573
	2010	$14.536	$16.279	14,640
	2011	$16.279	$16.267	17,109
	2012	$16.267	$18.531	9,394
	2013	$18.531	$19.627	5,267
	2014	$19.627	$19.574	4,751
	2015	$19.574	$18.193	3,991

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.512	$12.843	60,944
	2007	$12.843	$13.270	44,710
	2008	$13.270	$9.913	40,075
	2009	$9.913	$14.276	40,758
	2010	$14.276	$15.403	26,431
	2011	$15.403	$15.883	12,677
	2012	$15.883	$17.272	10,866
	2013	$17.272	$17.279	9,383
	2014	$17.279	$18.063	7,810
	2015	$18.063	$17.479	4,618

Putnam VT International Equity Fund - Class IB
	2006	$9.154	$11.482	86,834
	2007	$11.482	$12.217	63,410
	2008	$12.217	$6.724	56,814
	2009	$6.724	$8.230	59,864
	2010	$8.230	$8.892	51,974
	2011	$8.892	$7.253	47,965
	2012	$7.253	$8.683	44,442
	2013	$8.683	$10.921	36,349
	2014	$10.921	$9.997	36,148
	2015	$9.997	$9.831	34,303

Putnam VT International Growth Fund - Class IB
	2006	$6.658	$8.247	19,259
	2007	$8.247	$9.168	18,372
	2008	$9.168	$5.178	9,343
	2009	$5.178	$7.036	6,211
	2010	$7.036	$7.752	5,946
	2011	$7.752	$6.250	4,885
	2012	$6.250	$7.427	4,904
	2013	$7.427	$8.925	4,129
	2014	$8.925	$8.225	4,141
	2015	$8.225	$8.168	4,111

Putnam VT International Value Fund - Class IB
	2006	$11.838	$14.791	38,160
	2007	$14.791	$15.541	26,298
	2008	$15.541	$8.238	21,538
	2009	$8.238	$10.208	22,420
	2010	$10.208	$10.738	20,419
	2011	$10.738	$9.092	18,571
	2012	$9.092	$10.866	8,472
	2013	$10.866	$13.040	7,183
	2014	$13.040	$11.591	7,456
	2015	$11.591	$11.154	6,494

Putnam VT Investors Fund - Class IB
	2006	$6.801	$7.609	67,441
	2007	$7.609	$7.086	36,131
	2008	$7.086	$4.206	27,695
	2009	$4.206	$5.404	54,196
	2010	$5.404	$6.045	49,521
	2011	$6.045	$5.939	42,804
	2012	$5.939	$6.813	23,899
	2013	$6.813	$9.041	23,060
	2014	$9.041	$10.113	14,946
	2015	$10.113	$9.715	11,721

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.225	$10.483	12,581
	2007	$10.483	$10.786	19,191
	2008	$10.786	$10.864	24,254
	2009	$10.864	$10.691	22,680
	2010	$10.691	$10.502	24,423
	2011	$10.502	$10.315	7,738
	2012	$10.315	$10.130	3,664
	2013	$10.130	$9.948	7,163
	2014	$9.948	$9.770	4,796
	2015	$9.770	$9.595	4,300

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$5.089	$5.426	95,624
	2007	$5.426	$5.633	75,269
	2008	$5.633	$3.389	58,874
	2009	$3.389	$4.397	63,614
	2010	$4.397	$5.162	132,452
	2011	$5.162	$4.812	116,515
	2012	$4.812	$5.517	79,331
	2013	$5.517	$7.392	68,242
	2014	$7.392	$8.238	61,834
	2015	$8.238	$8.066	54,828

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.965	$18.041	5,720
	2007	$18.041	$18.014	3,058
	2008	$18.014	$10.113	2,996
	2009	$10.113	$13.804	2,632
	2010	$13.804	$16.817	2,472
	2011	$16.817	$15.670	2,170
	2012	$15.670	$17.888	2,163
	2013	$17.888	$24.957	2,156
	2014	$24.957	$27.143	2,150
	2015	$27.143	$25.502	2,273

Putnam VT New Value Fund - Class IB
	2006	$15.438	$17.589	119,380
	2007	$17.589	$16.427	86,758
	2008	$16.427	$8.911	82,104
	2009	$8.911	$8.388	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$3.266	$3.606	13,056
	2007	$3.606	$3.990	12,828
	2008	$3.990	$2.129	3,529
	2009	$2.129	$2.065	0

Putnam VT Research Fund - Class IB
	2006	$7.812	$8.539	51,543
	2007	$8.539	$8.431	29,100
	2008	$8.431	$5.088	23,632
	2009	$5.088	$6.655	22,341
	2010	$6.655	$7.605	21,901
	2011	$7.605	$7.338	3,121
	2012	$7.338	$8.497	3,545
	2013	$8.497	$11.128	3,113
	2014	$11.128	$12.551	2,781
	2015	$12.551	$12.135	2,458

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$20.554	$23.676	38,748
	2007	$23.676	$20.291	25,592
	2008	$20.291	$12.082	20,607
	2009	$12.082	$15.606	22,054
	2010	$15.606	$19.307	20,587
	2011	$19.307	$18.064	19,023
	2012	$18.064	$20.840	14,325
	2013	$20.840	$28.571	11,613
	2014	$28.571	$29.020	11,320
	2015	$29.020	$27.290	10,382

Putnam VT Vista Fund - Class IB
	2006	$6.308	$6.533	168,849
	2007	$6.533	$6.659	94,470
	2008	$6.659	$3.561	87,442
	2009	$3.561	$4.852	90,290
	2010	$4.852	$5.536	0

Putnam VT Voyager Fund - Class IB
	2006	$5.927	$6.137	247,596
	2007	$6.137	$6.358	174,289
	2008	$6.358	$3.931	150,334
	2009	$3.931	$6.327	65,933
	2010	$6.327	$7.506	59,531
	2011	$7.506	$6.055	53,667
	2012	$6.055	$6.792	41,983
	2013	$6.792	$9.587	37,512
	2014	$9.587	$10.329	33,192
	2015	$10.329	$9.523	29,033

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 1.85

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$12.011	$12.169	29
	2007	$12.169	$12.942	28
	2008	$12.942	$12.741	20
	2009	$12.741	$15.131	0
	2010	$15.131	$15.617	0
	2011	$15.617	$16.371	0
	2012	$16.371	$16.365	0
	2013	$16.365	$15.985	0
	2014	$15.985	$16.367	0
	2015	$16.367	$15.959	0

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.583	$9.463	923
	2007	$9.463	$8.641	919
	2008	$8.641	$5.225	915
	2009	$5.225	$4.857	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.146	$18.259	0
	2007	$18.259	$16.208	0
	2008	$16.208	$10.311	0
	2009	$10.311	$14.737	0
	2010	$14.737	$18.737	0
	2011	$18.737	$17.268	0
	2012	$17.268	$19.382	0
	2013	$19.382	$25.511	0
	2014	$25.511	$26.804	0
	2015	$26.804	$24.306	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.942	$5.388	1,188
	2007	$5.388	$5.833	1,184
	2008	$5.833	$3.247	1,179
	2009	$3.247	$3.178	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.393	$13.973	1,177
	2007	$13.973	$14.280	1,171
	2008	$14.280	$9.697	1,161
	2009	$9.697	$14.786	1,125
	2010	$14.786	$16.351	2,358
	2011	$16.351	$15.541	2,341
	2012	$15.541	$17.011	2,324
	2013	$17.011	$18.001	2,309
	2014	$18.001	$17.729	1,212
	2015	$17.729	$16.994	1,203

Putnam VT Equity Income Fund - Class IB
	2006	$13.639	$15.910	0
	2007	$15.910	$16.112	0
	2008	$16.112	$10.889	0
	2009	$10.889	$13.621	2,980
	2010	$13.621	$15.055	2,969
	2011	$15.055	$15.061	2,957
	2012	$15.061	$17.635	2,618
	2013	$17.635	$22.920	2,599
	2014	$22.920	$25.344	2,591
	2015	$25.344	$24.118	2,483

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.978	$13.158	499
	2007	$13.158	$13.037	498
	2008	$13.037	$7.585	508
	2009	$7.585	$9.352	438
	2010	$9.352	$10.173	436
	2011	$10.173	$10.262	435
	2012	$10.262	$11.334	14
	2013	$11.334	$13.137	0
	2014	$13.137	$14.271	0
	2015	$14.271	$13.849	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.076	$11.161	860
	2007	$11.161	$11.276	857
	2008	$11.276	$7.379	853
	2009	$7.379	$9.793	847
	2010	$9.793	$11.023	0
	2011	$11.023	$10.775	0
	2012	$10.775	$12.076	0
	2013	$12.076	$14.164	0
	2014	$14.164	$15.211	0
	2015	$15.211	$14.956	0

Putnam VT Global Equity Fund - Class IB
	2006	$5.929	$7.171	0
	2007	$7.171	$7.673	0
	2008	$7.673	$4.116	0
	2009	$4.116	$5.250	0
	2010	$5.250	$5.660	0
	2011	$5.660	$5.280	0
	2012	$5.280	$6.228	0
	2013	$6.228	$8.068	0
	2014	$8.068	$8.035	0
	2015	$8.035	$7.752	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.220	$10.312	598
	2007	$10.312	$10.059	596
	2008	$10.059	$8.187	594
	2009	$8.187	$10.125	591
	2010	$10.125	$10.183	588
	2011	$10.183	$9.878	586
	2012	$9.878	$11.853	19
	2013	$11.853	$16.481	0
	2014	$16.481	$20.648	0
	2015	$20.648	$21.844	0

Putnam VT Global Utilities Fund - Class IB
	2006	$9.928	$12.379	0
	2007	$12.379	$14.572	0
	2008	$14.572	$9.941	0
	2009	$9.941	$10.475	0
	2010	$10.475	$10.470	0
	2011	$10.470	$9.721	0
	2012	$9.721	$10.021	0
	2013	$10.021	$11.195	0
	2014	$11.195	$12.590	0
	2015	$12.590	$11.132	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.164	$12.702	4,097
	2007	$12.702	$11.713	4,043
	2008	$11.713	$7.047	4,240
	2009	$7.047	$8.979	4,191
	2010	$8.979	$10.080	4,185
	2011	$10.080	$9.435	4,226
	2012	$9.435	$11.032	4,122
	2013	$11.032	$14.691	3,826
	2014	$14.691	$15.966	1,487
	2015	$15.966	$14.491	1,542

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.189	$4.463	0
	2007	$4.463	$4.617	0
	2008	$4.617	$2.824	0
	2009	$2.824	$3.904	0
	2010	$3.904	$4.496	0
	2011	$4.496	$4.230	0
	2012	$4.230	$4.881	0
	2013	$4.881	$6.523	0
	2014	$6.523	$7.293	0
	2015	$7.293	$7.231	0

Putnam VT High Yield Fund - Class IB
	2006	$12.382	$13.432	0
	2007	$13.432	$13.551	0
	2008	$13.551	$9.833	0
	2009	$9.833	$14.494	0
	2010	$14.494	$16.224	0
	2011	$16.224	$16.204	0
	2012	$16.204	$18.450	0
	2013	$18.450	$19.531	0
	2014	$19.531	$19.468	0
	2015	$19.468	$18.085	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.502	$12.826	7,655
	2007	$12.826	$13.245	7,271
	2008	$13.245	$9.889	5,760
	2009	$9.889	$14.235	5,784
	2010	$14.235	$15.351	5,766
	2011	$15.351	$15.821	5,470
	2012	$15.821	$17.196	5,682
	2013	$17.196	$17.194	6,473
	2014	$17.194	$17.965	6,617
	2015	$17.965	$17.376	6,626

Putnam VT International Equity Fund - Class IB
	2006	$9.146	$11.466	11,352
	2007	$11.466	$12.195	10,982
	2008	$12.195	$6.708	11,548
	2009	$6.708	$8.206	11,516
	2010	$8.206	$8.862	11,558
	2011	$8.862	$7.225	12,120
	2012	$7.225	$8.645	11,328
	2013	$8.645	$10.867	10,884
	2014	$10.867	$9.943	8,799
	2015	$9.943	$9.773	8,523

Putnam VT International Growth Fund - Class IB
	2006	$6.652	$8.236	0
	2007	$8.236	$9.151	0
	2008	$9.151	$5.166	0
	2009	$5.166	$7.015	0
	2010	$7.015	$7.726	0
	2011	$7.726	$6.226	0
	2012	$6.226	$7.394	0
	2013	$7.394	$8.881	0
	2014	$8.881	$8.181	0
	2015	$8.181	$8.119	0

Putnam VT International Value Fund - Class IB
	2006	$11.828	$14.771	0
	2007	$14.771	$15.512	0
	2008	$15.512	$8.218	0
	2009	$8.218	$10.179	0
	2010	$10.179	$10.702	0
	2011	$10.702	$9.057	0
	2012	$9.057	$10.818	0
	2013	$10.818	$12.976	0
	2014	$12.976	$11.528	0
	2015	$11.528	$11.088	0

Putnam VT Investors Fund - Class IB
	2006	$6.795	$7.599	11,140
	2007	$7.599	$7.072	11,303
	2008	$7.072	$4.196	11,494
	2009	$4.196	$5.388	12,546
	2010	$5.388	$6.025	11,352
	2011	$6.025	$5.916	11,243
	2012	$5.916	$6.783	11,068
	2013	$6.783	$8.996	10,628
	2014	$8.996	$10.059	2,369
	2015	$10.059	$9.658	2,340

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.217	$10.469	0
	2007	$10.469	$10.766	0
	2008	$10.766	$10.838	0
	2009	$10.838	$10.660	0
	2010	$10.660	$10.467	0
	2011	$10.467	$10.275	0
	2012	$10.275	$10.085	0
	2013	$10.085	$9.899	0
	2014	$9.899	$9.717	0
	2015	$9.717	$9.538	0

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$5.085	$5.419	9,007
	2007	$5.419	$5.623	8,980
	2008	$5.623	$3.380	8,932
	2009	$3.380	$4.384	10,015
	2010	$4.384	$5.145	24,767
	2011	$5.145	$4.793	24,651
	2012	$4.793	$5.493	22,194
	2013	$5.493	$7.356	22,034
	2014	$7.356	$8.193	18,166
	2015	$8.193	$8.019	17,408

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.944	$18.007	0
	2007	$18.007	$17.971	0
	2008	$17.971	$10.084	0
	2009	$10.084	$13.757	0
	2010	$13.757	$16.752	0
	2011	$16.752	$15.601	0
	2012	$15.601	$17.800	0
	2013	$17.800	$24.822	0
	2014	$24.822	$26.983	0
	2015	$26.983	$25.338	0

Putnam VT New Value Fund - Class IB
	2006	$15.426	$17.566	3,644
	2007	$17.566	$16.396	3,633
	2008	$16.396	$8.890	3,615
	2009	$8.890	$8.367	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$3.264	$3.601	1,884
	2007	$3.601	$3.982	1,879
	2008	$3.982	$2.124	1,871
	2009	$2.124	$2.060	0

Putnam VT Research Fund - Class IB
	2006	$7.805	$8.528	9,663
	2007	$8.528	$8.416	9,664
	2008	$8.416	$5.076	10,013
	2009	$5.076	$6.636	9,898
	2010	$6.636	$7.579	8,877
	2011	$7.579	$7.309	8,877
	2012	$7.309	$8.459	8,701
	2013	$8.459	$11.073	8,268
	2014	$11.073	$12.483	7,979
	2015	$12.483	$12.063	7,702

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$20.537	$23.644	358
	2007	$23.644	$20.253	357
	2008	$20.253	$12.053	355
	2009	$12.053	$15.561	354
	2010	$15.561	$19.242	352
	2011	$19.242	$17.994	351
	2012	$17.994	$20.748	11
	2013	$20.748	$28.431	0
	2014	$28.431	$28.863	0
	2015	$28.863	$27.128	0

Putnam VT Vista Fund - Class IB
	2006	$6.303	$6.524	11,363
	2007	$6.524	$6.647	11,322
	2008	$6.647	$3.552	11,247
	2009	$3.552	$4.838	12,292
	2010	$4.838	$5.518	0

Putnam VT Voyager Fund - Class IB
	2006	$5.922	$6.128	897
	2007	$6.128	$6.346	895
	2008	$6.346	$3.922	891
	2009	$3.922	$6.309	886
	2010	$6.309	$7.481	883
	2011	$7.481	$6.032	879
	2012	$6.032	$6.762	29
	2013	$6.762	$9.540	0
	2014	$9.540	$10.273	0
	2015	$10.273	$9.467	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$11.926	$12.064	0
	2007	$12.064	$12.811	0
	2008	$12.811	$12.592	0
	2009	$12.592	$14.932	0
	2011	$10.000	$16.106	0
	2012	$16.106	$16.076	0
	2013	$16.076	$15.679	0
	2014	$15.679	$16.028	0
	2015	$16.028	$15.605	0

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.522	$9.381	0
	2007	$9.381	$8.554	0
	2008	$8.554	$5.164	0
	2009	$5.164	$4.800	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.080	$18.158	0
	2007	$18.158	$16.093	0
	2008	$16.093	$10.222	0
	2009	$10.222	$14.587	0
	2011	$10.000	$17.040	0
	2012	$17.040	$19.098	0
	2013	$19.098	$25.098	0
	2014	$25.098	$26.330	0
	2015	$26.330	$23.840	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.907	$5.342	0
	2007	$5.342	$5.774	0
	2008	$5.774	$3.209	0
	2009	$3.209	$3.140	0

Putnam VT Diversified Income Fund - Class IB
	2006	$13.298	$13.853	0
	2007	$13.853	$14.135	0
	2008	$14.135	$9.583	0
	2009	$9.583	$14.591	0
	2011	$10.000	$15.290	0
	2012	$15.290	$16.710	0
	2013	$16.710	$17.655	0
	2014	$17.655	$17.362	0
	2015	$17.362	$16.617	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Equity Income Fund - Class IB
	2006	$13.583	$15.821	0
	2007	$15.821	$15.997	0
	2008	$15.997	$10.795	0
	2009	$10.795	$13.483	0
	2011	$10.000	$14.862	0
	2012	$14.862	$17.376	0
	2013	$17.376	$22.549	0
	2014	$22.549	$24.896	0
	2015	$24.896	$23.655	0

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.893	$13.045	4,437
	2007	$13.045	$12.904	4,274
	2008	$12.904	$7.496	3,417
	2009	$7.496	$9.229	3,300
	2011	$10.000	$10.096	0
	2012	$10.096	$11.133	0
	2013	$11.133	$12.885	0
	2014	$12.885	$13.976	0
	2015	$13.976	$13.541	0

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$10.004	$11.065	0
	2007	$11.065	$11.161	0
	2008	$11.161	$7.293	0
	2009	$7.293	$9.664	0
	2011	$10.000	$10.600	0
	2012	$10.600	$11.863	0
	2013	$11.863	$13.892	0
	2014	$13.892	$14.897	0
	2015	$14.897	$14.624	0

Putnam VT Global Equity Fund - Class IB
	2006	$5.887	$7.109	310
	2007	$7.109	$7.595	310
	2008	$7.595	$4.068	0
	2009	$4.068	$5.181	0
	2011	$10.000	$5.195	0
	2012	$5.195	$6.118	0
	2013	$6.118	$7.913	0
	2014	$7.913	$7.869	0
	2015	$7.869	$7.580	0

Putnam VT Global Health Care Fund - Class IB
	2006	$10.147	$10.223	162
	2007	$10.223	$9.957	162
	2008	$9.957	$8.092	0
	2009	$8.092	$9.992	0
	2011	$10.000	$9.718	0
	2012	$9.718	$11.643	0
	2013	$11.643	$16.165	0
	2014	$16.165	$20.221	0
	2015	$20.221	$21.359	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Utilities Fund - Class IB
	2006	$9.857	$12.272	0
	2007	$12.272	$14.424	0
	2008	$14.424	$9.825	0
	2009	$9.825	$10.337	0
	2011	$10.000	$9.564	0
	2012	$9.564	$9.844	0
	2013	$9.844	$10.980	0
	2014	$10.980	$12.330	0
	2015	$12.330	$10.885	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.085	$12.592	12,956
	2007	$12.592	$11.594	5,914
	2008	$11.594	$6.965	3,866
	2009	$6.965	$8.860	3,733
	2011	$10.000	$9.282	0
	2012	$9.282	$10.836	0
	2013	$10.836	$14.409	0
	2014	$14.409	$15.636	0
	2015	$15.636	$14.170	0

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.159	$4.425	0
	2007	$4.425	$4.570	0
	2008	$4.570	$2.791	0
	2009	$2.791	$3.853	0
	2011	$10.000	$4.162	0
	2012	$4.162	$4.795	0
	2013	$4.795	$6.397	0
	2014	$6.397	$7.142	0
	2015	$7.142	$7.071	0

Putnam VT High Yield Fund - Class IB
	2006	$12.294	$13.316	0
	2007	$13.316	$13.413	0
	2008	$13.413	$9.718	0
	2009	$9.718	$14.304	0
	2011	$10.000	$15.942	0
	2012	$15.942	$18.123	0
	2013	$18.123	$19.156	0
	2014	$19.156	$19.065	0
	2015	$19.065	$17.684	0

Putnam VT Income Fund - Class IB
	2006	$12.413	$12.715	3,473
	2007	$12.715	$13.111	3,325
	2008	$13.111	$9.774	3,087
	2009	$9.774	$14.048	2,980
	2011	$10.000	$15.565	0
	2012	$15.565	$16.892	0
	2013	$16.892	$16.864	0
	2014	$16.864	$17.594	0
	2015	$17.594	$16.990	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2006	$9.081	$11.367	0
	2007	$11.367	$12.071	0
	2008	$12.071	$6.630	0
	2009	$6.630	$8.098	0
	2011	$10.000	$7.108	0
	2012	$7.108	$8.492	0
	2013	$8.492	$10.659	0
	2014	$10.659	$9.738	0
	2015	$9.738	$9.556	0

Putnam VT International Growth Fund - Class IB
	2006	$6.605	$8.165	0
	2007	$8.165	$9.058	0
	2008	$9.058	$5.106	0
	2009	$5.106	$6.923	0
	2011	$10.000	$6.125	0
	2012	$6.125	$7.263	0
	2013	$7.263	$8.710	0
	2014	$8.710	$8.012	0
	2015	$8.012	$7.939	0

Putnam VT International Value Fund - Class IB
	2006	$11.744	$14.644	0
	2007	$14.644	$15.355	0
	2008	$15.355	$8.122	0
	2009	$8.122	$10.044	0
	2011	$10.000	$8.910	0
	2012	$8.910	$10.627	0
	2013	$10.627	$12.727	0
	2014	$12.727	$11.289	0
	2015	$11.289	$10.842	0

Putnam VT Investors Fund - Class IB
	2006	$6.747	$7.534	0
	2007	$7.534	$7.001	0
	2008	$7.001	$4.147	0
	2009	$4.147	$5.317	0
	2011	$10.000	$5.820	0
	2012	$5.820	$6.663	0
	2013	$6.663	$8.824	0
	2014	$8.824	$9.851	0
	2015	$9.851	$9.443	0

Putnam VT Money Market Fund - Class IB
	2006	$10.144	$10.379	0
	2007	$10.379	$10.657	0
	2008	$10.657	$10.712	0
	2009	$10.712	$10.519	0
	2011	$10.000	$10.108	0
	2012	$10.108	$9.907	0
	2013	$9.907	$9.709	0
	2014	$9.709	$9.516	0
	2015	$9.516	$9.327	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$5.049	$5.372	0
	2007	$5.372	$5.566	0
	2008	$5.566	$3.341	0
	2009	$3.341	$4.326	0
	2011	$10.000	$4.716	0
	2012	$4.716	$5.395	0
	2013	$5.395	$7.214	0
	2014	$7.214	$8.024	0
	2015	$8.024	$7.841	0

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.879	$17.907	0
	2007	$17.907	$17.843	0
	2008	$17.843	$9.997	0
	2009	$9.997	$13.618	0
	2011	$10.000	$15.395	0
	2012	$15.395	$17.539	0
	2013	$17.539	$24.420	0
	2014	$24.420	$26.505	0
	2015	$26.505	$24.852	0

Putnam VT New Value Fund - Class IB
	2006	$15.316	$17.414	0
	2007	$17.414	$16.230	0
	2008	$16.230	$8.786	0
	2009	$8.786	$8.268	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$3.241	$3.570	0
	2007	$3.570	$3.942	0
	2008	$3.942	$2.099	0
	2009	$2.099	$2.036	0

Putnam VT Research Fund - Class IB
	2006	$7.749	$8.454	5,862
	2007	$8.454	$8.330	5,613
	2008	$8.330	$5.017	5,211
	2009	$5.017	$6.548	5,031
	2011	$10.000	$7.191	0
	2012	$7.191	$8.310	0
	2013	$8.310	$10.861	0
	2014	$10.861	$12.225	0
	2015	$12.225	$11.795	0

Putnam VT Small Cap Value Fund - Class IB
	2006	$20.391	$23.440	0
	2007	$23.440	$20.047	0
	2008	$20.047	$11.913	0
	2009	$11.913	$15.356	0
	2011	$10.000	$17.702	0
	2012	$17.702	$20.381	0
	2013	$20.381	$27.885	0
	2014	$27.885	$28.266	0
	2015	$28.266	$26.526	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Vista Fund - Class IB
	2006	$6.258	$6.468	0
	2007	$6.468	$6.579	0
	2008	$6.579	$3.511	0
	2009	$3.511	$4.774	0

Putnam VT Voyager Fund - Class IB
	2006	$5.880	$6.075	252
	2007	$6.075	$6.282	252
	2008	$6.282	$3.876	0
	2009	$3.876	$6.226	0
	2011	$10.000	$5.934	0
	2012	$5.934	$6.643	0
	2013	$6.643	$9.356	0
	2014	$9.356	$10.061	0
	2015	$10.061	$9.257	0

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

Mortality & Expense = 2.0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT American Government Income Fund - Class IB
	2006	$11.908	$12.046	4,140
	2007	$12.046	$12.791	241
	2008	$12.791	$12.573	50
	2009	$12.573	$14.909	0
	2010	$14.909	$15.364	0
	2011	$15.364	$16.081	0
	2012	$16.081	$16.051	0
	2013	$16.051	$15.655	0
	2014	$15.655	$16.003	0
	2015	$16.003	$15.581	0

Putnam VT Capital Appreciation Fund - Class IB
	2006	$8.514	$9.373	10,248
	2007	$9.373	$8.546	8,324
	2008	$8.546	$5.160	8,088
	2009	$5.160	$4.795	0

Putnam VT Capital Opportunities Fund - Class IB
	2006	$16.080	$18.158	0
	2007	$18.158	$16.093	811
	2008	$16.093	$10.222	830
	2009	$10.222	$14.587	838
	2010	$14.587	$18.518	835
	2011	$18.518	$17.040	832
	2012	$17.040	$19.098	583
	2013	$19.098	$25.098	581
	2014	$25.098	$26.330	579
	2015	$26.330	$23.840	0

Putnam VT Discovery Growth Fund - Class IB
	2006	$4.903	$5.337	1,432
	2007	$5.337	$5.769	0
	2008	$5.769	$3.206	0
	2009	$3.206	$3.137	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Diversified Income Fund - Class IB
	2006	$13.277	$13.831	4,250
	2007	$13.831	$14.113	564
	2008	$14.113	$9.569	456
	2009	$9.569	$14.569	422
	2010	$14.569	$16.087	1,630
	2011	$16.087	$15.266	1,630
	2012	$15.266	$16.684	1,630
	2013	$16.684	$17.628	1,630
	2014	$17.628	$17.336	1,630
	2015	$17.336	$16.591	0

Putnam VT Equity Income Fund - Class IB
	2006	$13.583	$15.821	156
	2007	$15.821	$15.997	850
	2008	$15.997	$10.795	694
	2009	$10.795	$13.483	2,544
	2010	$13.483	$14.879	1,880
	2011	$14.879	$14.862	1,769
	2012	$14.862	$17.376	1,477
	2013	$17.376	$22.549	1,142
	2014	$22.549	$24.896	1,100
	2015	$24.896	$23.655	1,071

Putnam VT George Putnam Balanced Fund - Class IB
	2006	$11.874	$13.025	1,353
	2007	$13.025	$12.885	1,248
	2008	$12.885	$7.485	1,154
	2009	$7.485	$9.215	1,309
	2010	$9.215	$10.008	1,368
	2011	$10.008	$10.080	1,296
	2012	$10.080	$11.116	1,305
	2013	$11.116	$12.865	1,455
	2014	$12.865	$13.954	1,480
	2015	$13.954	$13.521	1,462

Putnam VT Global Asset Allocation Fund - Class IB
	2006	$9.989	$11.048	0
	2007	$11.048	$11.144	0
	2008	$11.144	$7.282	0
	2009	$7.282	$9.649	0
	2010	$9.649	$10.845	0
	2011	$10.845	$10.584	0
	2012	$10.584	$11.845	0
	2013	$11.845	$13.870	0
	2014	$13.870	$14.874	0
	2015	$14.874	$14.602	0

Putnam VT Global Equity Fund - Class IB
	2006	$5.878	$7.098	777
	2007	$7.098	$7.583	775
	2008	$7.583	$4.061	772
	2009	$4.061	$5.173	768
	2010	$5.173	$5.568	765
	2011	$5.568	$5.187	762
	2012	$5.187	$6.109	759
	2013	$6.109	$7.901	756
	2014	$7.901	$7.857	753
	2015	$7.857	$7.568	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Global Health Care Fund - Class IB
	2006	$10.132	$10.207	3,631
	2007	$10.207	$9.942	3,283
	2008	$9.942	$8.079	271
	2009	$8.079	$9.977	286
	2010	$9.977	$10.018	315
	2011	$10.018	$9.703	318
	2012	$9.703	$11.626	0
	2013	$11.626	$16.140	0
	2014	$16.140	$20.190	0
	2015	$20.190	$21.327	0

Putnam VT Global Utilities Fund - Class IB
	2006	$9.842	$12.253	1,595
	2007	$12.253	$14.402	435
	2008	$14.402	$9.810	1,502
	2009	$9.810	$10.321	435
	2010	$10.321	$10.300	0
	2011	$10.300	$9.549	0
	2012	$9.549	$9.829	0
	2013	$9.829	$10.963	0
	2014	$10.963	$12.311	0
	2015	$12.311	$10.868	0

Putnam VT Growth and Income Fund - Class IB
	2006	$11.068	$12.573	24,569
	2007	$12.573	$11.576	15,761
	2008	$11.576	$6.954	7,579
	2009	$6.954	$8.847	7,771
	2010	$8.847	$9.917	7,860
	2011	$9.917	$9.268	7,723
	2012	$9.268	$10.820	4,959
	2013	$10.820	$14.387	4,824
	2014	$14.387	$15.612	3,765
	2015	$15.612	$14.148	2,877

Putnam VT Growth Opportunities Fund - Class IB
	2006	$4.153	$4.418	40,759
	2007	$4.418	$4.563	22,224
	2008	$4.563	$2.787	11,254
	2009	$2.787	$3.847	10,575
	2010	$3.847	$4.423	10,420
	2011	$4.423	$4.156	10,093
	2012	$4.156	$4.788	6,205
	2013	$4.788	$6.388	6,119
	2014	$6.388	$7.131	3,934
	2015	$7.131	$7.060	2,781

Putnam VT High Yield Fund - Class IB
	2006	$12.275	$13.296	4,138
	2007	$13.296	$13.393	800
	2008	$13.393	$9.703	0
	2009	$9.703	$14.282	0
	2010	$14.282	$15.961	0
	2011	$15.961	$15.917	0
	2012	$15.917	$18.096	0
	2013	$18.096	$19.127	359
	2014	$19.127	$19.036	359
	2015	$19.036	$17.657	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Income Fund - Class IB
	2006	$12.394	$12.696	742
	2007	$12.696	$13.090	0
	2008	$13.090	$9.759	0
	2009	$9.759	$14.026	0
	2010	$14.026	$15.103	0
	2011	$15.103	$15.542	0
	2012	$15.542	$16.866	0
	2013	$16.866	$16.838	0
	2014	$16.838	$17.567	0
	2015	$17.567	$16.964	0

Putnam VT International Equity Fund - Class IB
	2006	$9.067	$11.350	6,410
	2007	$11.350	$12.052	5,786
	2008	$12.052	$6.620	2,933
	2009	$6.620	$8.085	1,599
	2010	$8.085	$8.718	876
	2011	$8.718	$7.097	872
	2012	$7.097	$8.479	868
	2013	$8.479	$10.642	864
	2014	$10.642	$9.723	861
	2015	$9.723	$9.542	857

Putnam VT International Growth Fund - Class IB
	2006	$6.595	$8.152	9,565
	2007	$8.152	$9.044	10,023
	2008	$9.044	$5.098	9,135
	2009	$5.098	$6.912	7,358
	2010	$6.912	$7.601	3,347
	2011	$7.601	$6.116	3,332
	2012	$6.116	$7.252	3,318
	2013	$7.252	$8.697	4,510
	2014	$8.697	$7.999	2,572
	2015	$7.999	$7.927	0

Putnam VT International Value Fund - Class IB
	2006	$11.726	$14.621	10,856
	2007	$14.621	$15.331	7,702
	2008	$15.331	$8.110	7,401
	2009	$8.110	$10.029	6,331
	2010	$10.029	$10.529	6,632
	2011	$10.529	$8.896	6,975
	2012	$8.896	$10.610	4,471
	2013	$10.610	$12.708	5,045
	2014	$12.708	$11.272	4,300
	2015	$11.272	$10.826	3,139

Putnam VT Investors Fund - Class IB
	2006	$6.736	$7.522	5,622
	2007	$7.522	$6.990	3,970
	2008	$6.990	$4.141	3,874
	2009	$4.141	$5.309	14,257
	2010	$5.309	$5.927	14,434
	2011	$5.927	$5.811	13,805
	2012	$5.811	$6.653	8,295
	2013	$6.653	$8.810	7,461
	2014	$8.810	$9.835	4,212
	2015	$9.835	$9.429	3,738

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Money Market Fund - Class IB
	2006	$10.129	$10.363	48
	2007	$10.363	$10.640	0
	2008	$10.640	$10.695	5,565
	2009	$10.695	$10.503	5,563
	2010	$10.503	$10.297	5,560
	2011	$10.297	$10.093	5,557
	2012	$10.093	$9.891	5,554
	2013	$9.891	$9.695	5,552
	2014	$9.695	$9.502	4,506
	2015	$9.502	$9.313	4,187

Putnam VT Multi-Cap Growth Fund - Class IB
	2006	$5.041	$5.364	35,171
	2007	$5.364	$5.557	23,773
	2008	$5.557	$3.336	14,956
	2009	$3.336	$4.320	15,056
	2010	$4.320	$5.061	27,573
	2011	$5.061	$4.708	26,883
	2012	$4.708	$5.387	13,684
	2013	$5.387	$7.203	13,500
	2014	$7.203	$8.012	8,984
	2015	$8.012	$7.829	11,215

Putnam VT Multi-Cap Value Fund - Class IB
	2006	$15.879	$17.907	148
	2007	$17.907	$17.843	686
	2008	$17.843	$9.997	537
	2009	$9.997	$13.618	536
	2010	$13.618	$16.556	232
	2011	$16.556	$15.395	230
	2012	$15.395	$17.539	229
	2013	$17.539	$24.420	228
	2014	$24.420	$26.505	227
	2015	$26.505	$24.852	226

Putnam VT New Value Fund - Class IB
	2006	$15.292	$17.387	11,329
	2007	$17.387	$16.205	5,876
	2008	$16.205	$8.772	2,268
	2009	$8.772	$8.255	0

Putnam VT OTC & Emerging Growth Fund - Class IB
	2006	$3.236	$3.564	8,308
	2007	$3.564	$3.936	6,813
	2008	$3.936	$2.096	6,889
	2009	$2.096	$2.033	0

Putnam VT Research Fund - Class IB
	2006	$7.738	$8.441	2,993
	2007	$8.441	$8.318	1,553
	2008	$8.318	$5.009	1,548
	2009	$5.009	$6.538	1,540
	2010	$6.538	$7.457	1,533
	2011	$7.457	$7.180	1,528
	2012	$7.180	$8.297	0
	2013	$8.297	$10.844	0
	2014	$10.844	$12.206	0
	2015	$12.206	$11.777	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2006	$20.360	$23.404	5,217
	2007	$23.404	$20.017	3,508
	2008	$20.017	$11.894	2,647
	2009	$11.894	$15.332	2,643
	2010	$15.332	$18.930	2,302
	2011	$18.930	$17.675	2,239
	2012	$17.675	$20.350	1,246
	2013	$20.350	$27.842	1,197
	2014	$27.842	$28.222	504
	2015	$28.222	$26.485	218

Putnam VT Vista Fund - Class IB
	2006	$6.249	$6.458	18,736
	2007	$6.458	$6.569	12,836
	2008	$6.569	$3.505	9,395
	2009	$3.505	$4.766	13,410
	2010	$4.766	$5.431	0

Putnam VT Voyager Fund - Class IB
	2006	$5.870	$6.066	29,093
	2007	$6.066	$6.272	22,287
	2008	$6.272	$3.870	14,124
	2009	$3.870	$6.217	12,232
	2010	$6.217	$7.360	11,573
	2011	$7.360	$5.925	12,261
	2012	$5.925	$6.633	7,947
	2013	$6.633	$9.342	6,400
	2014	$9.342	$10.045	4,786
	2015	$10.045	$9.243	4,800

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2015 and for
the years ended December 31, 2015 and 2014 and
Report of Independent Registered Public Accounting
Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contractholders of
Allstate Financial Advisors Separate Account I
and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the periods presented, and the financial highlights in Note 7 for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
April 4, 2016

2

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST Bond Portfolio 2018	AST Bond Portfolio 2019
ASSETS
Investments, at fair value	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700
Total assets	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700

NET ASSETS
Accumulation units	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,368,733	$2,197,447	$7,793,601	$18,624	$428,076	$317,700

FUND SHARE INFORMATION
Number of shares	345,901	145,913	527,664	1,600	34,411	30,607
Cost of investments	$3,693,799	$1,532,123	$5,356,702	$16,125	$379,685	$335,992
ACCUMULATION UNIT VALUE (1)
Lowest	$9.68	$12.10	$11.65	$10.21	$10.81	$10.96
Highest	$14.76	$17.85	$16.87	$11.17	$13.81	$13.97

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

3

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Capital Growth Asset Allocation
ASSETS
Investments, at fair value	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626
Total assets	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626

NET ASSETS
Accumulation units	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$146,886	$56,545	$79,710	$1,069,349	$107,446	$4,983,626

FUND SHARE INFORMATION
Number of shares	11,170	5,140	7,591	91,086	10,617	330,699
Cost of investments	$133,700	$50,278	$73,776	$1,050,533	$106,171	$3,606,453
ACCUMULATION UNIT VALUE
Lowest	$11.39	$9.79	$9.62	$11.08	$9.83	$11.39
Highest	$12.23	$10.36	$10.04	$11.40	$9.97	$18.22

See notes to financial statements.

4

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241
Total assets	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241

NET ASSETS
Accumulation units	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$30,390	$673,460	$1,639,459	$2,596	$77,793	$109,241

FUND SHARE INFORMATION
Number of shares	2,925	65,448	134,052	232	3,064	14,965
Cost of investments	$22,704	$678,768	$1,328,858	$1,640	$77,721	$93,493
ACCUMULATION UNIT VALUE
Lowest	$14.52	$9.52	$10.18	$11.77	$10.72	$15.15
Highest	$28.97	$10.02	$16.33	$21.35	$20.01	$23.24

See notes to financial statements.

5

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Herndon Large-Cap Value	AST High Yield	AST International Growth	AST International Value
ASSETS
Investments, at fair value	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282
Total assets	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282

NET ASSETS
Accumulation units	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$451,735	$7,305	$16,191	$47,135	$44,342	$56,282

FUND SHARE INFORMATION
Number of shares	37,676	429	1,323	5,805	3,223	3,261
Cost of investments	$349,549	$3,979	$14,998	$43,183	$38,774	$60,370
ACCUMULATION UNIT VALUE
Lowest	$10.76	$16.78	$9.58	$12.13	$8.38	$7.87
Highest	$14.64	$23.76	$18.53	$15.77	$16.47	$14.88

See notes to financial statements.

6

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Large-Cap Value	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317
Total assets	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317

NET ASSETS
Accumulation units	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,151,310	$121,452	$47,162	$2,620,768	$914	$182,317

FUND SHARE INFORMATION
Number of shares	456,712	9,180	2,023	159,608	44	5,133
Cost of investments	$3,075,197	$85,402	$43,483	$1,993,616	$941	$112,945
ACCUMULATION UNIT VALUE
Lowest	$13.42	$11.77	$8.29	$10.95	$10.03	$14.16
Highest	$15.85	$17.18	$15.10	$14.48	$21.09	$25.11

See notes to financial statements.

7

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Mid-Cap Value	AST Money Market	AST Neuberger Berman/LSV Mid-Cap Value
ASSETS
Investments, at fair value	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079
Total assets	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079

NET ASSETS
Accumulation units	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$53,934	$65,078	$3,508	$41,971	$389,692	$24,079

FUND SHARE INFORMATION
Number of shares	4,525	4,207	197	2,200	389,692	928
Cost of investments	$47,331	$47,597	$1,715	$19,705	$389,692	$15,338
ACCUMULATION UNIT VALUE
Lowest	$11.90	$12.74	$14.40	$13.60	$8.24	$14.19
Highest	$14.78	$20.74	$22.66	$23.70	$9.65	$26.39

See notes to financial statements.

8

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Limited Maturity Bond	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation
ASSETS
Investments, at fair value	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792
Total assets	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792

NET ASSETS
Accumulation units	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$172,048	$11,575	$89,112	$84,947	$6,120,188	$10,474,792

FUND SHARE INFORMATION
Number of shares	13,515	1,626	8,577	6,774	439,038	806,995
Cost of investments	$170,940	$13,029	$93,857	$81,781	$4,617,394	$8,951,744
ACCUMULATION UNIT VALUE
Lowest	$11.58	$7.04	$9.56	$11.23	$11.68	$10.20
Highest	$12.43	$12.06	$11.66	$13.61	$14.75	$17.35

See notes to financial statements.

9

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST QMA US Equity Alpha	AST RCM World Trends	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511
Total assets	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511

NET ASSETS
Accumulation units	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$54,162	$1,349,238	$1,096,947	$516	$23,761	$28,511

FUND SHARE INFORMATION
Number of shares	2,489	111,970	74,775	16	1,648	1,381
Cost of investments	$31,623	$935,412	$957,491	$515	$16,762	$15,450
ACCUMULATION UNIT VALUE
Lowest	$13.30	$10.72	$11.25	$14.87	$12.67	$13.20
Highest	$25.83	$15.22	$17.62	$25.09	$23.96	$22.35

See notes to financial statements.

10

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond
ASSETS
Investments, at fair value	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230
Total assets	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230

NET ASSETS
Accumulation units	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$45,632	$4,711,178	$19,773	$64,831	$228,245	$12,230

FUND SHARE INFORMATION
Number of shares	4,417	199,626	808	3,854	18,158	1,067
Cost of investments	$49,348	$3,541,751	$8,331	$90,906	$211,386	$11,289
ACCUMULATION UNIT VALUE
Lowest	$9.69	$12.10	$16.98	$5.57	$9.62	$11.27
Highest	$11.50	$17.30	$26.85	$11.12	$17.66	$12.86

See notes to financial statements.

11

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value
ASSETS
Investments, at fair value	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549
Total assets	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549

NET ASSETS
Accumulation units	$15,978,711	$46,202,591	$8,684,122	$15,215,258	$10,211,992	$716,549
Contracts in payout (annuitization) period	143,448	86,303	5,039	36,236	34,563	—
Total net assets	$16,122,159	$46,288,894	$8,689,161	$15,251,494	$10,246,555	$716,549

FUND SHARE INFORMATION
Number of shares	542,834	1,554,362	647,961	319,269	597,467	51,182
Cost of investments	$11,246,588	$33,068,755	$10,355,475	$9,024,481	$9,966,608	$603,877
ACCUMULATION UNIT VALUE
Lowest	$10.47	$15.28	$9.16	$10.40	$25.81	$11.81
Highest	$25.07	$23.19	$10.56	$24.35	$30.53	$13.60

See notes to financial statements.

12

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A
ASSETS
Investments, at fair value	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633
Total assets	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633

NET ASSETS
Accumulation units	$5,623	$153,595	$1,182,292	$561,223	$171,920	$905,025
Contracts in payout (annuitization) period	—	27,615	69,874	1,964	22,544	4,608
Total net assets	$5,623	$181,210	$1,252,166	$563,187	$194,464	$909,633

FUND SHARE INFORMATION
Number of shares	561	33,007	44,372	42,377	27,198	69,069
Cost of investments	$4,242	$190,673	$908,307	$373,205	$276,021	$944,259
ACCUMULATION UNIT VALUE
Lowest	$17.53	$15.47	$21.55	$18.73	$10.93	$33.56
Highest	$17.86	$15.74	$21.93	$19.06	$11.12	$34.15

See notes to financial statements.

13

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Growth & Income
ASSETS
Investments, at fair value	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066
Total assets	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066

NET ASSETS
Accumulation units	$978,400	$154,141	$358,751	$21,234	$564,597	$72,066
Contracts in payout (annuitization) period	76,214	22,907	1,947	—	2,255	—
Total net assets	$1,054,614	$177,048	$360,698	$21,234	$566,852	$72,066

FUND SHARE INFORMATION
Number of shares	45,993	177,048	17,258	551	13,055	2,404
Cost of investments	$1,013,658	$177,048	$267,099	$17,701	$393,873	$54,404
ACCUMULATION UNIT VALUE
Lowest	$15.04	$10.13	$18.07	$9.91	$13.83	$14.36
Highest	$15.20	$10.22	$18.27	$19.11	$22.39	$20.73

See notes to financial statements.

14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Money Market	Federated Prime Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Growth	VIP High Income
ASSETS
Investments, at fair value	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075
Total assets	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075

NET ASSETS
Accumulation units	$378,727	$3,998,019	$3,930,096	$622,925	$3,154,978	$471,413
Contracts in payout (annuitization) period	—	69,879	7,346	439	41,345	662
Total net assets	$378,727	$4,067,898	$3,937,442	$623,364	$3,196,323	$472,075

FUND SHARE INFORMATION
Number of shares	378,727	4,067,898	116,080	30,467	48,613	95,369
Cost of investments	$378,727	$4,067,898	$2,996,106	$639,330	$1,938,573	$554,995
ACCUMULATION UNIT VALUE
Lowest	$8.91	$8.93	$20.07	$16.43	$11.67	$13.62
Highest	$11.57	$12.20	$36.47	$20.86	$25.54	$16.24

See notes to financial statements.

15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
ASSETS
Investments, at fair value	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073
Total assets	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073

NET ASSETS
Accumulation units	$3,401,431	$1,014,576	$589,983	$33,324	$33,168,323	$507,073
Contracts in payout (annuitization) period	5,009	846	715	—	109,566	—
Total net assets	$3,406,440	$1,015,422	$590,698	$33,324	$33,277,889	$507,073

FUND SHARE INFORMATION
Number of shares	16,502	82,087	30,959	1,782	1,000,538	25,303
Cost of investments	$2,256,964	$1,041,176	$559,068	$28,740	$28,267,817	$538,045
ACCUMULATION UNIT VALUE
Lowest	$14.14	$17.81	$11.09	$14.24	$14.07	$14.75
Highest	$17.01	$19.01	$14.55	$16.81	$28.11	$19.30

See notes to financial statements.

16

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499
Total assets	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499

NET ASSETS
Accumulation units	$3,752,372	$3,538,605	$1,528,064	$1,497,694	$7,077,224	$145,499
Contracts in payout (annuitization) period	307,487	—	—	—	9,397	—
Total net assets	$4,059,859	$3,538,605	$1,528,064	$1,497,694	$7,086,621	$145,499

FUND SHARE INFORMATION
Number of shares	336,081	285,832	121,083	139,450	7,086,621	2,238
Cost of investments	$3,632,731	$3,073,473	$1,308,455	$1,466,699	$7,086,621	$77,708
ACCUMULATION UNIT VALUE
Lowest	$11.99	$11.89	$12.05	$10.91	$8.69	$13.93
Highest	$13.76	$13.66	$13.84	$12.52	$9.88	$20.88

See notes to financial statements.

17

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)
ASSETS
Investments, at fair value	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019
Total assets	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019

NET ASSETS
Accumulation units	$5,015,711	$1,414,185	$2,835,097	$7,642,226	$903	$9,523,096
Contracts in payout (annuitization) period	2,526	—	1,394	4,616	—	106,923
Total net assets	$5,018,237	$1,414,185	$2,836,491	$7,646,842	$903	$9,630,019

FUND SHARE INFORMATION
Number of shares	270,671	45,038	590,936	37,439	75	302,545
Cost of investments	$3,820,050	$1,560,640	$3,263,540	$6,030,146	$951	$9,535,435
ACCUMULATION UNIT VALUE
Lowest	$15.51	$16.70	$13.48	$14.31	$14.87	$13.89
Highest	$17.87	$19.18	$20.47	$21.49	$14.87	$21.70

See notes to financial statements.

18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP	Franklin Large Cap Growth VIP
ASSETS
Investments, at fair value	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776
Total assets	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776

NET ASSETS
Accumulation units	$27,828	$1,516,943	$21,743,242	$7,241,843	$84,101,134	$23,221,644
Contracts in payout (annuitization) period	—	—	43,308	—	639,483	114,132
Total net assets	$27,828	$1,516,943	$21,786,550	$7,241,843	$84,740,617	$23,335,776

FUND SHARE INFORMATION
Number of shares	1,472	213,955	1,389,448	1,331,221	5,967,649	1,289,982
Cost of investments	$26,974	$1,946,216	$18,806,448	$8,360,242	$91,128,945	$20,998,008
ACCUMULATION UNIT VALUE
Lowest	$12.76	$16.22	$18.98	$13.54	$14.15	$14.84
Highest	$19.36	$18.69	$22.90	$15.84	$16.75	$17.43

See notes to financial statements.

19

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP
ASSETS
Investments, at fair value	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668
Total assets	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668

NET ASSETS
Accumulation units	$12,517,941	$48,957,113	$20,439,281	$879,584	$12,494,923	$7,792,261
Contracts in payout (annuitization) period	138,853	336,516	149,558	—	82,925	42,407
Total net assets	$12,656,794	$49,293,629	$20,588,839	$879,584	$12,577,848	$7,834,668

FUND SHARE INFORMATION
Number of shares	653,422	2,567,376	1,164,527	49,722	1,008,649	1,239,663
Cost of investments	$13,584,071	$44,715,556	$19,174,844	$912,168	$12,968,605	$11,689,061
ACCUMULATION UNIT VALUE
Lowest	$13.51	$14.37	$16.86	$11.97	$10.93	$15.66
Highest	$19.47	$27.85	$30.91	$33.23	$12.91	$25.40

See notes to financial statements.

20

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights
ASSETS
Investments, at fair value	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051
Total assets	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051

NET ASSETS
Accumulation units	$48,694,652	$1,098,745	$760,002	$2,610,460	$2,333,090	$4,418,060
Contracts in payout (annuitization) period	158,133	121,312	31,304	1,522	—	1,991
Total net assets	$48,852,785	$1,220,057	$791,306	$2,611,982	$2,333,090	$4,420,051

FUND SHARE INFORMATION
Number of shares	3,700,969	77,219	59,407	278,166	161,014	381,039
Cost of investments	$54,452,591	$1,299,321	$741,563	$3,044,347	$2,519,487	$4,956,699
ACCUMULATION UNIT VALUE
Lowest	$11.87	$20.87	$13.75	$13.73	$16.59	$14.36
Highest	$20.50	$32.98	$20.82	$17.48	$39.96	$27.77

See notes to financial statements.

21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205
Total assets	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205

NET ASSETS
Accumulation units	$24,192	$4,050,843	$76,561,756	$34,255,496	$23,554,782	$66,603,293
Contracts in payout (annuitization) period	—	11,066	1,150,848	233,490	105,326	1,684,912
Total net assets	$24,192	$4,061,909	$77,712,604	$34,488,986	$23,660,108	$68,288,205

FUND SHARE INFORMATION
Number of shares	1,549	243,083	1,356,241	2,198,151	1,346,620	2,017,973
Cost of investments	$19,682	$3,127,057	$50,155,801	$32,352,486	$16,726,578	$52,795,902
ACCUMULATION UNIT VALUE
Lowest	$12.74	$13.63	$8.14	$18.68	$17.17	$10.87
Highest	$19.94	$20.07	$24.78	$31.53	$23.88	$28.25

See notes to financial statements.

22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Securities	Invesco V.I. High Yield
ASSETS
Investments, at fair value	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165
Total assets	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165

NET ASSETS
Accumulation units	$6,452,032	$132,976,453	$22,248,582	$27,625,331	$7,378,695	$12,038,895
Contracts in payout (annuitization) period	107,262	1,689,384	267,317	234,349	276,282	158,270
Total net assets	$6,559,294	$134,665,837	$22,515,899	$27,859,680	$7,654,977	$12,197,165

FUND SHARE INFORMATION
Number of shares	1,080,609	5,787,101	1,387,301	3,336,489	664,494	2,410,507
Cost of investments	$7,744,944	$74,827,930	$21,514,757	$27,635,527	$8,032,910	$13,743,625
ACCUMULATION UNIT VALUE
Lowest	$12.33	$15.72	$10.34	$11.27	$12.70	$6.81
Highest	$16.23	$62.10	$27.48	$26.73	$17.61	$27.30

See notes to financial statements.

23

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Money Market	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856
Total assets	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856

NET ASSETS
Accumulation units	$17,167,244	$5,509,557	$9,030,468	$7,336,373	$4,841,572	$32,115,758
Contracts in payout (annuitization) period	325,108	160,311	135,116	144,421	102,318	355,098
Total net assets	$17,492,352	$5,669,868	$9,165,584	$7,480,794	$4,943,890	$32,470,856

FUND SHARE INFORMATION
Number of shares	522,316	498,231	756,236	1,390,482	4,943,890	1,958,435
Cost of investments	$11,951,217	$7,060,080	$9,218,962	$5,821,070	$4,943,890	$24,377,327
ACCUMULATION UNIT VALUE
Lowest	$13.29	$23.33	$15.80	$17.37	$9.66	$13.87
Highest	$26.18	$25.02	$23.45	$25.89	$11.72	$19.16

See notes to financial statements.

24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999
Total assets	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999

NET ASSETS
Accumulation units	$2,688,233	$5,791,215	$20,510,094	$21,392,180	$77,477,723	$1,463,266
Contracts in payout (annuitization) period	26,392	100,006	80,563	65,710	369,738	27,733
Total net assets	$2,714,625	$5,891,221	$20,590,657	$21,457,890	$77,847,461	$1,490,999

FUND SHARE INFORMATION
Number of shares	144,165	753,353	368,678	1,379,929	4,445,886	44,641
Cost of investments	$2,073,700	$6,100,600	$10,274,199	$20,630,035	$54,111,457	$1,178,848
ACCUMULATION UNIT VALUE
Lowest	$18.56	$12.42	$12.44	$18.92	$15.17	$13.16
Highest	$19.90	$15.08	$23.65	$29.93	$22.89	$18.02

See notes to financial statements.

25

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II
ASSETS
Investments, at fair value	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043
Total assets	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043

NET ASSETS
Accumulation units	$144,999	$30,370,857	$26,594,457	$12,791,455	$282,359	$41,622,720
Contracts in payout (annuitization) period	—	88,370	365,442	89,281	—	129,323
Total net assets	$144,999	$30,459,227	$26,959,899	$12,880,736	$282,359	$41,752,043

FUND SHARE INFORMATION
Number of shares	24,006	1,315,165	1,668,311	1,542,603	24,725	2,133,472
Cost of investments	$170,524	$18,458,856	$24,443,062	$12,622,506	$301,128	$40,529,011
ACCUMULATION UNIT VALUE
Lowest	$11.58	$14.36	$11.40	$11.66	$11.67	$20.08
Highest	$13.50	$21.18	$21.58	$16.33	$13.62	$25.68

See notes to financial statements.

26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Money Market II
ASSETS
Investments, at fair value	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056
Total assets	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056

NET ASSETS
Accumulation units	$7,322,714	$2,155,321	$140,891	$1,249,963	$7,978,922	$571,352
Contracts in payout (annuitization) period	7,656	—	—	10,832	41,294	15,704
Total net assets	$7,330,370	$2,155,321	$140,891	$1,260,795	$8,020,216	$587,056

FUND SHARE INFORMATION
Number of shares	1,457,330	65,234	12,513	105,860	1,504,731	587,056
Cost of investments	$8,342,645	$1,941,278	$181,253	$1,292,822	$6,694,099	$587,056
ACCUMULATION UNIT VALUE
Lowest	$7.92	$9.22	$20.88	$14.60	$16.76	$8.23
Highest	$20.14	$21.52	$23.75	$19.39	$27.59	$9.60

See notes to financial statements.

27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213
Total assets	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213

NET ASSETS
Accumulation units	$48,437,972	$9,625	$3,774,015	$11,182	$262	$1,213
Contracts in payout (annuitization) period	229,522	—	19,206	—	—	—
Total net assets	$48,667,494	$9,625	$3,793,221	$11,182	$262	$1,213

FUND SHARE INFORMATION
Number of shares	2,951,334	531	486,935	307	17	68
Cost of investments	$34,605,946	$7,646	$3,810,573	$8,780	$281	$1,174
ACCUMULATION UNIT VALUE
Lowest	$12.68	$16.58	$10.81	$26.37	$37.81	$18.68
Highest	$22.99	$18.86	$16.18	$26.37	$37.81	$18.68

See notes to financial statements.

28

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662
Total assets	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662

NET ASSETS
Accumulation units	$14,388,819	$3,790,350	$10,203,365	$6,441,199	$11,986,484	$714,101
Contracts in payout (annuitization) period	149,121	16,713	59,275	24,070	102,539	34,561
Total net assets	$14,537,940	$3,807,063	$10,262,640	$6,465,269	$12,089,023	$748,662

FUND SHARE INFORMATION
Number of shares	1,305,022	233,849	318,617	544,215	519,288	18,637
Cost of investments	$15,399,682	$3,893,429	$8,840,909	$7,502,402	$10,186,575	$511,579
ACCUMULATION UNIT VALUE
Lowest	$14.62	$16.74	$13.39	$19.09	$14.87	$10.88
Highest	$17.17	$19.65	$15.72	$22.42	$17.46	$28.38

See notes to financial statements.

29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
ASSETS
Investments, at fair value	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329
Total assets	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329

NET ASSETS
Accumulation units	$236,089	$822,431	$1,120,329	$499,340	$924,574	$210,329
Contracts in payout (annuitization) period	—	6,942	—	4,285	831	—
Total net assets	$236,089	$829,373	$1,120,329	$503,625	$925,405	$210,329

FUND SHARE INFORMATION
Number of shares	43,479	31,203	72,326	18,877	71,185	8,229
Cost of investments	$267,585	$618,439	$1,096,280	$384,908	$890,319	$200,887
ACCUMULATION UNIT VALUE
Lowest	$16.80	$14.69	$15.93	$12.90	$18.36	$25.69
Highest	$17.94	$18.51	$34.00	$17.53	$19.61	$27.60

See notes to financial statements.

30

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	European Equity
ASSETS
Investments, at fair value	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597
Total assets	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597

NET ASSETS
Accumulation units	$73,551	$114,804	$102,364	$31,808	$738,298	$25,796,737
Contracts in payout (annuitization) period	—	—	—	—	—	231,860
Total net assets	$73,551	$114,804	$102,364	$31,808	$738,298	$26,028,597

FUND SHARE INFORMATION
Number of shares	1,882	4,365	7,084	1,204	29,356	1,614,677
Cost of investments	$52,324	$79,925	$100,469	$18,690	$688,378	$28,036,528
ACCUMULATION UNIT VALUE
Lowest	$15.71	$15.22	$16.03	$15.28	$19.95	$10.40
Highest	$25.71	$20.81	$22.96	$22.61	$28.35	$51.56

See notes to financial statements.

31

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus	Limited Duration	Money Market	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)
ASSETS
Investments, at fair value	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691
Total assets	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691

NET ASSETS
Accumulation units	$51,619,828	$6,087,160	$22,005,906	$176,898,258	$6,449,551	$55,690,113
Contracts in payout (annuitization) period	817,764	86,395	248,901	1,451,172	73,708	148,578
Total net assets	$52,437,592	$6,173,555	$22,254,807	$178,349,430	$6,523,259	$55,838,691

FUND SHARE INFORMATION
Number of shares	4,707,145	836,525	22,254,807	3,539,381	405,675	5,021,465
Cost of investments	$50,564,046	$7,392,823	$22,254,807	$134,973,470	$7,017,637	$53,984,052
ACCUMULATION UNIT VALUE
Lowest	$17.01	$9.18	$9.11	$16.89	$9.51	$13.76
Highest	$52.05	$11.81	$23.85	$240.41	$17.94	$20.14

See notes to financial statements.

32

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced
ASSETS
Investments, at fair value	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556
Total assets	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556

NET ASSETS
Accumulation units	$23,818,318	$25,872,560	$49,675,763	$18,238	$3,033,263	$1,229,268
Contracts in payout (annuitization) period	61,899	434,524	82,971	—	6,439	91,288
Total net assets	$23,880,217	$26,307,084	$49,758,734	$18,238	$3,039,702	$1,320,556

FUND SHARE INFORMATION
Number of shares	3,240,192	26,307,084	1,009,715	1,383	54,779	91,325
Cost of investments	$28,836,639	$26,307,084	$37,207,184	$20,481	$2,305,839	$1,219,279
ACCUMULATION UNIT VALUE
Lowest	$7.73	$8.28	$15.39	$16.47	$12.16	$11.84
Highest	$10.12	$10.16	$33.56	$17.76	$19.65	$15.68

See notes to financial statements.

33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street	Oppenheimer Main Street Small Cap
ASSETS
Investments, at fair value	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466
Total assets	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466

NET ASSETS
Accumulation units	$555,801	$616,535	$2,409,093	$1,338,426	$1,434,836	$1,013,637
Contracts in payout (annuitization) period	—	—	3,150	123,873	14,527	829
Total net assets	$555,801	$616,535	$2,412,243	$1,462,299	$1,449,363	$1,014,466

FUND SHARE INFORMATION
Number of shares	72,088	8,023	63,480	299,651	49,568	47,583
Cost of investments	$679,251	$409,894	$1,884,320	$1,524,192	$1,089,805	$855,304
ACCUMULATION UNIT VALUE
Lowest	$11.70	$7.73	$17.90	$3.86	$14.15	$32.28
Highest	$12.50	$19.28	$29.67	$20.46	$21.35	$34.47

See notes to financial statements.

34

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)
ASSETS
Investments, at fair value	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428
Total assets	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428

NET ASSETS
Accumulation units	$19,550,039	$7,323,368	$16,181,670	$6,546,444	$8,613,990	$41,331,897
Contracts in payout (annuitization) period	57,842	29,765	53,555	15,616	116,295	334,531
Total net assets	$19,607,881	$7,353,133	$16,235,225	$6,562,060	$8,730,285	$41,666,428

FUND SHARE INFORMATION
Number of shares	357,808	514,925	2,133,407	88,821	232,250	8,333,286
Cost of investments	$14,614,972	$7,376,355	$18,221,289	$4,306,653	$6,987,716	$44,193,347
ACCUMULATION UNIT VALUE
Lowest	$17.81	$13.01	$7.87	$19.62	$24.53	$14.90
Highest	$21.34	$15.69	$9.25	$23.66	$29.59	$17.98

See notes to financial statements.

35

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630
Total assets	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630

NET ASSETS
Accumulation units	$32,889,781	$14,000,894	$961	$17,972	$1,600	$1,012,630
Contracts in payout (annuitization) period	267,027	215,813	—	—	—	—
Total net assets	$33,156,808	$14,216,707	$961	$17,972	$1,600	$1,012,630

FUND SHARE INFORMATION
Number of shares	1,144,127	675,378	91	17,972	151	144,868
Cost of investments	$25,178,893	$12,268,956	$936	$17,972	$1,628	$2,446,703
ACCUMULATION UNIT VALUE
Lowest	$19.68	$27.37	$17.21	$9.67	$16.92	$4.54
Highest	$23.75	$33.01	$17.21	$9.67	$16.92	$5.16

See notes to financial statements.

36

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Profunds VP	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials	ProFund VP Health Care	ProFund VP Telecommunications
ASSETS
Investments, at fair value	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667
Total assets	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667

NET ASSETS
Accumulation units	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$724,762	$2,045,051	$11,146,236	$1,626	$1,726	$1,667

FUND SHARE INFORMATION
Number of shares	61,946	171,421	1,053,519	53	26	196
Cost of investments	$845,329	$2,229,561	$11,445,251	$1,013	$764	$1,495
ACCUMULATION UNIT VALUE
Lowest	$12.75	$11.46	$13.14	$8.78	$19.90	$10.14
Highest	$14.50	$13.03	$14.93	$19.40	$26.54	$14.89

See notes to financial statements.

37

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities	VT Diversified Income	VT Equity Income	VT George Putnam Balanced
ASSETS
Investments, at fair value	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574
Total assets	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574

NET ASSETS
Accumulation units	$12,093	$15,008,925	$3,316,655	$19,361,624	$59,283,005	$44,159,807
Contracts in payout (annuitization) period	—	271,317	—	100,865	296,437	343,767
Total net assets	$12,093	$15,280,242	$3,316,655	$19,462,489	$59,579,442	$44,503,574

FUND SHARE INFORMATION
Number of shares	305	1,572,041	200,523	3,129,017	2,764,707	4,541,181
Cost of investments	$8,136	$17,555,614	$3,293,453	$23,923,152	$32,044,584	$43,640,567
ACCUMULATION UNIT VALUE
Lowest	$11.00	$9.19	$19.53	$13.46	$13.03	$12.87
Highest	$17.54	$19.42	$27.81	$20.27	$27.60	$16.37

See notes to financial statements.

38

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities	VT Growth and Income	VT Growth Opportunities
ASSETS
Investments, at fair value	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002
Total assets	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002

NET ASSETS
Accumulation units	$20,812,159	$13,598,485	$29,348,351	$8,410,441	$114,621,028	$9,172,047
Contracts in payout (annuitization) period	44,292	42,700	80,946	43,515	437,710	39,955
Total net assets	$20,856,451	$13,641,185	$29,429,297	$8,453,956	$115,058,738	$9,212,002

FUND SHARE INFORMATION
Number of shares	1,211,880	892,164	1,464,873	719,486	4,848,662	1,145,771
Cost of investments	$18,752,490	$13,069,365	$19,323,998	$9,889,053	$102,343,716	$7,545,847
ACCUMULATION UNIT VALUE
Lowest	$14.28	$7.08	$20.67	$10.63	$13.07	$6.90
Highest	$22.35	$16.67	$30.71	$21.60	$21.27	$21.50

See notes to financial statements.

39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT Income	VT International Equity	VT International Growth	VT International Value	VT Investors
ASSETS
Investments, at fair value	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259
Total assets	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259

NET ASSETS
Accumulation units	$25,963,119	$59,587,313	$63,341,972	$10,636,461	$10,898,872	$45,851,888
Contracts in payout (annuitization) period	88,751	456,372	343,697	35,191	33,347	221,371
Total net assets	$26,051,870	$60,043,685	$63,685,669	$10,671,652	$10,932,219	$46,073,259

FUND SHARE INFORMATION
Number of shares	4,371,119	5,370,634	4,872,660	562,258	1,143,538	2,753,931
Cost of investments	$29,605,340	$63,582,141	$70,620,238	$8,466,477	$14,131,623	$31,495,921
ACCUMULATION UNIT VALUE
Lowest	$14.35	$13.35	$9.01	$6.66	$10.58	$9.22
Highest	$23.06	$20.41	$19.35	$14.73	$16.32	$23.49

See notes to financial statements.

40

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Money Market	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research	VT Small Cap Value	VT Voyager
ASSETS
Investments, at fair value	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819
Total assets	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819

NET ASSETS
Accumulation units	$44,712,393	$69,764,453	$5,667,516	$21,822,396	$31,377,033	$88,476,678
Contracts in payout (annuitization) period	247,848	117,396	—	75,396	19,702	342,141
Total net assets	$44,960,241	$69,881,849	$5,667,516	$21,897,792	$31,396,735	$88,818,819

FUND SHARE INFORMATION
Number of shares	44,960,241	2,066,288	318,758	1,087,279	2,244,227	2,031,537
Cost of investments	$44,960,241	$45,647,778	$4,815,651	$13,483,196	$34,642,296	$80,082,472
ACCUMULATION UNIT VALUE
Lowest	$8.17	$7.33	$20.72	$11.52	$17.57	$8.88
Highest	$11.49	$26.80	$28.99	$23.73	$36.65	$22.84

See notes to financial statements.

41

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth
ASSETS
Investments, at fair value	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646
Total assets	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646

NET ASSETS
Accumulation units	$354,059	$13,737,491	$37,767,784	$63,465,884	$25,030,936	$11,345,071
Contracts in payout (annuitization) period	—	71,488	681,004	961,895	89,766	36,575
Total net assets	$354,059	$13,808,979	$38,448,788	$64,427,779	$25,120,702	$11,381,646

FUND SHARE INFORMATION
Number of shares	34,542	1,114,526	5,430,620	6,861,318	839,315	1,134,760
Cost of investments	$363,028	$14,866,534	$46,251,518	$69,917,093	$17,232,432	$12,068,904
ACCUMULATION UNIT VALUE
Lowest	$12.89	$14.18	$13.83	$10.31	$15.12	$21.99
Highest	$17.37	$24.90	$54.69	$54.03	$28.42	$27.68

See notes to financial statements.

42

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF U.S. Real Estate	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)
ASSETS
Investments, at fair value	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261
Total assets	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261

NET ASSETS
Accumulation units	$17,316,416	$7,892,419	$4,714,631	$30,922,765	$10,554,748	$22,111,657
Contracts in payout (annuitization) period	67,777	25,795	—	220,009	64,441	112,604
Total net assets	$17,384,193	$7,918,214	$4,714,631	$31,142,774	$10,619,189	$22,224,261

FUND SHARE INFORMATION
Number of shares	857,209	1,070,029	381,752	2,221,311	1,506,268	2,376,926
Cost of investments	$12,760,131	$8,798,858	$5,373,494	$33,311,333	$12,797,703	$23,927,885
ACCUMULATION UNIT VALUE
Lowest	$28.79	$16.91	$24.72	$21.35	$12.42	$11.23
Highest	$54.22	$24.67	$29.24	$31.04	$26.37	$16.19

See notes to financial statements.

43

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
ASSETS
Investments, at fair value	$5,258,798	$13,443,385	$6,139,137	$29,651,736
Total assets	$5,258,798	$13,443,385	$6,139,137	$29,651,736

NET ASSETS
Accumulation units	$5,239,856	$13,414,182	$6,103,090	$29,558,807
Contracts in payout (annuitization) period	18,942	29,203	36,047	92,929
Total net assets	$5,258,798	$13,443,385	$6,139,137	$29,651,736

FUND SHARE INFORMATION
Number of shares	181,338	1,364,811	555,076	1,470,820
Cost of investments	$3,339,526	$14,803,187	$8,208,543	$22,032,120
ACCUMULATION UNIT VALUE
Lowest	$22.92	$13.74	$23.17	$28.29
Highest	$31.26	$31.40	$27.77	$38.22

See notes to financial statements.

44

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST Bond Portfolio 2018	AST Bond Portfolio 2019
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(83,200)	(37,480)	(123,463)	(270)	(6,285)	(5,611)
Administrative expense	(8,108)	(3,685)	(14,093)	(29)	(676)	(483)
Net investment income (loss)	(91,308)	(41,165)	(137,556)	(299)	(6,961)	(6,094)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,589,636	551,977	2,391,397	299	34,585	6,128
Cost of investments sold	1,288,021	374,971	1,605,625	252	30,246	6,459
Realized gains (losses) on fund
shares	301,615	177,006	785,772	47	4,339	(331)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	301,615	177,006	785,772	47	4,339	(331)
Change in unrealized gains
(losses)	(473,774)	(148,782)	(716,588)	(623)	(489)	3,778
Net realized and change in
unrealized gains (losses) on
investments	(172,159)	28,224	69,184	(576)	3,850	3,447

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(263,467)	$(12,941)	$(68,372)	$(875)	$(3,111)	$(2,647)

See notes to financial statements.

45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026*	AST Capital Growth Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,490)	(2,359)	(2,738)	(11,173)	(1,112)	(87,547)
Administrative expense	(222)	(260)	(281)	(1,145)	(103)	(8,868)
Net investment income (loss)	(2,712)	(2,619)	(3,019)	(12,318)	(1,215)	(96,415)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,712	580,039	503,230	560,477	54,449	1,931,212
Cost of investments sold	2,477	524,178	482,915	546,216	53,253	1,295,093
Realized gains (losses) on fund
shares	235	55,861	20,315	14,261	1,196	636,119
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	235	55,861	20,315	14,261	1,196	636,119
Change in unrealized gains
(losses)	2,827	(49,848)	(16,709)	17,475	1,275	(584,847)
Net realized and change in
unrealized gains (losses) on
investments	3,062	6,013	3,606	31,736	2,471	51,272

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$350	$3,394	$587	$19,418	$1,256	$(45,143)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

46

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Asset Allocation*	AST FI Pyramis® Quantitative	AST Franklin Templeton Founding Funds Allocation*	AST Global Real Estate
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(724)	(11,154)	(3,509)	(27,587)	(29,768)	(37)
Administrative expense	(93)	(866)	(379)	(2,940)	(3,612)	(4)
Net investment income (loss)	(817)	(12,020)	(3,888)	(30,527)	(33,380)	(41)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	76,311	12,011	589,982	693,844	3,205,962	172
Cost of investments sold	59,387	11,988	493,205	576,383	2,589,717	113
Realized gains (losses) on fund
shares	16,924	23	96,777	117,461	616,245	59
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	16,924	23	96,777	117,461	616,245	59
Change in unrealized gains
(losses)	(13,512)	(5,308)	(92,471)	(91,046)	(703,401)	(55)
Net realized and change in
unrealized gains (losses) on
investments	3,412	(5,285)	4,306	26,415	(87,156)	4

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,595	$(17,305)	$418	$(4,112)	$(120,536)	$(37)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

47

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Herndon Large-Cap Value	AST High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(348)	(782)	(6,298)	(89)	(282)	(689)
Administrative expense	(40)	(106)	(750)	(11)	(36)	(103)
Net investment income (loss)	(388)	(888)	(7,048)	(100)	(318)	(792)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,031	2,420	85,717	246	9,050	32,341
Cost of investments sold	5,641	1,791	68,674	139	8,334	28,397
Realized gains (losses) on fund
shares	390	629	17,043	107	716	3,944
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	390	629	17,043	107	716	3,944
Change in unrealized gains
(losses)	(1,770)	(4,695)	(21,549)	(537)	(1,841)	(5,629)
Net realized and change in
unrealized gains (losses) on
investments	(1,380)	(4,066)	(4,506)	(430)	(1,125)	(1,685)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,768)	$(4,954)	$(11,554)	$(530)	$(1,443)	$(2,477)

See notes to financial statements.

48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(503)	(669)	(32,431)	(1,513)	(721)	(44,980)
Administrative expense	(70)	(90)	(3,487)	(202)	(76)	(4,651)
Net investment income (loss)	(573)	(759)	(35,918)	(1,715)	(797)	(49,631)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,014	2,043	1,079,122	75,906	801	782,577
Cost of investments sold	5,414	2,138	1,030,055	62,912	672	604,613
Realized gains (losses) on fund
shares	600	(95)	49,067	12,994	129	177,964
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	600	(95)	49,067	12,994	129	177,964
Change in unrealized gains
(losses)	927	612	(23,462)	(13,153)	(1,456)	(178,860)
Net realized and change in
unrealized gains (losses) on
investments	1,527	517	25,605	(159)	(1,327)	(896)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$954	$(242)	$(10,313)	$(1,874)	$(2,124)	$(50,527)

See notes to financial statements.

49

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Large-Cap Value	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Mid-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(85)	(2,178)	(591)	(679)	(35)	(586)
Administrative expense	(13)	(267)	(85)	(103)	(4)	(68)
Net investment income (loss)	(98)	(2,445)	(676)	(782)	(39)	(654)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,135	7,021	3,953	2,084	445	1,169
Cost of investments sold	7,896	4,501	3,440	1,430	230	543
Realized gains (losses) on fund
shares	239	2,520	513	654	215	626
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	239	2,520	513	654	215	626
Change in unrealized gains
(losses)	(511)	14,598	(826)	(1,580)	27	(3,597)
Net realized and change in
unrealized gains (losses) on
investments	(272)	17,118	(313)	(926)	242	(2,971)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(370)	$14,673	$(989)	$(1,708)	$203	$(3,625)

See notes to financial statements.

50

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Money Market	AST Neuberger Berman/LSV Mid-Cap Value	AST Neuberger Berman Mid-Cap Growth*	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Limited Maturity Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,910)	(319)	(480)	(1,006)	(162)	(1,013)
Administrative expense	(841)	(40)	(70)	(81)	(20)	(144)
Net investment income (loss)	(8,751)	(359)	(550)	(1,087)	(182)	(1,157)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,311,610	3,498	58,608	8,530	567	6,533
Cost of investments sold	1,311,610	2,421	34,653	8,194	601	6,899
Realized gains (losses) on fund
shares	—	1,077	23,955	336	(34)	(366)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	—	1,077	23,955	336	(34)	(366)
Change in unrealized gains
(losses)	—	(2,550)	(21,755)	718	(2,301)	848
Net realized and change in
unrealized gains (losses) on
investments	—	(1,473)	2,200	1,054	(2,335)	482

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,751)	$(1,832)	$1,650	$(33)	$(2,517)	$(675)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

51

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Schroders Global Tactical
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,189)	(102,487)	(132,445)	(572)	(22,733)	(7,801)
Administrative expense	(159)	(10,937)	(14,137)	(83)	(2,260)	(988)
Net investment income (loss)	(1,348)	(113,424)	(146,582)	(655)	(24,993)	(8,789)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	23,095	2,264,126	2,699,135	4,962	221,298	133,012
Cost of investments sold	21,932	1,893,143	2,164,730	3,664	165,881	107,517
Realized gains (losses) on fund
shares	1,163	370,983	534,405	1,298	55,417	25,495
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,163	370,983	534,405	1,298	55,417	25,495
Change in unrealized gains
(losses)	(3,178)	(354,347)	(640,924)	414	(56,643)	(33,440)
Net realized and change in
unrealized gains (losses) on
investments	(2,015)	16,636	(106,519)	1,712	(1,226)	(7,945)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,363)	$(96,788)	$(253,101)	$1,057	$(26,219)	$(16,734)

See notes to financial statements.

52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Schroders Multi-Asset World Strategies*	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,309)	(10)	(284)	(344)	(594)	(73,499)
Administrative expense	(759)	(1)	(40)	(45)	(77)	(7,321)
Net investment income (loss)	(8,068)	(11)	(324)	(389)	(671)	(80,820)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	660,901	925	3,808	2,020	5,716	2,072,759
Cost of investments sold	504,654	852	2,764	1,312	5,999	1,431,607
Realized gains (losses) on fund
shares	156,247	73	1,044	708	(283)	641,152
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	156,247	73	1,044	708	(283)	641,152
Change in unrealized gains
(losses)	(164,301)	(74)	(630)	(2,022)	(2,035)	(638,867)
Net realized and change in
unrealized gains (losses) on
investments	(8,054)	(1)	414	(1,314)	(2,318)	2,285

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(16,122)	$(12)	$90	$(1,703)	$(2,989)	$(78,535)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Equity Income*	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	AB VPS Growth*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(902)	(198)	(1,046)	(2,791)	(107)	(267,063)
Administrative expense	(92)	(29)	(122)	(301)	(19)	(24,781)
Net investment income (loss)	(994)	(227)	(1,168)	(3,092)	(126)	(291,844)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	75,234	1,356	31,782	70,326	762	4,261,932
Cost of investments sold	51,634	954	42,990	60,878	703	2,556,712
Realized gains (losses) on fund
shares	23,600	402	(11,208)	9,448	59	1,705,220
Realized gain distributions	—	—	—	—	—	3,139,510
Net realized gains (losses)	23,600	402	(11,208)	9,448	59	4,844,730
Change in unrealized gains
(losses)	(28,370)	1,357	(3,578)	(11,057)	101	(3,338,528)
Net realized and change in
unrealized gains (losses) on
investments	(4,770)	1,759	(14,786)	(1,609)	160	1,506,202

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,764)	$1,532	$(15,954)	$(4,701)	$34	$1,214,358

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

54

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income*	AB VPS International Value*	AB VPS Large Cap Growth*	AB VPS Small/Mid Cap Value*	AB VPS Value*	American Century VP Balanced
NET INVESTMENT INCOME (LOSS)
Dividends	$585,437	$207,380	$—	$63,043	$15,280	$161
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(780,271)	(147,375)	(249,337)	(186,436)	(13,021)	(146)
Administrative expense	(57,513)	(18,862)	(19,082)	(23,594)	(1,582)	(11)
Net investment income (loss)	(252,347)	41,143	(268,419)	(146,987)	677	4

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	9,303,691	2,287,151	3,504,305	2,740,215	175,847	11,485
Cost of investments sold	6,596,027	2,607,167	1,935,825	2,280,701	138,226	11,390
Realized gains (losses) on fund
shares	2,707,664	(320,016)	1,568,480	459,514	37,621	95
Realized gain distributions	—	—	1,473,003	1,939,612	—	1,082
Net realized gains (losses)	2,707,664	(320,016)	3,041,483	2,399,126	37,621	1,177
Change in unrealized gains
(losses)	(2,558,046)	443,306	(1,402,073)	(3,095,174)	(111,368)	(1,600)
Net realized and change in
unrealized gains (losses) on
investments	149,618	123,290	1,639,410	(696,048)	(73,747)	(423)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(102,729)	$164,433	$1,370,991	$(843,035)	$(73,070)	$(419)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A*	Deutsche Global Small Cap VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$22	$8,744	$7,767	$5,163	$8,716	$10,242
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(78)	(1,030)	(4,866)	(2,598)	(906)	(4,415)
Administrative expense	(7)	(769)	(3,522)	(1,844)	(644)	(3,144)
Net investment income (loss)	(63)	6,945	(621)	721	7,166	2,683

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	89	121,035	143,300	94,609	13,416	199,205
Cost of investments sold	65	126,362	97,777	61,948	17,476	197,786
Realized gains (losses) on fund
shares	24	(5,327)	45,523	32,661	(4,060)	1,419
Realized gain distributions	—	—	143,778	1,399	—	111,547
Net realized gains (losses)	24	(5,327)	189,301	34,060	(4,060)	112,966
Change in unrealized gains
(losses)	—	(3,472)	(90,894)	(6,424)	(15,793)	(106,459)
Net realized and change in
unrealized gains (losses) on
investments	24	(8,799)	98,407	27,636	(19,853)	6,507

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(39)	$(1,854)	$97,786	$28,357	$(12,687)	$9,190

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

56

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Growth & Income
NET INVESTMENT INCOME (LOSS)
Dividends	$36,894	$18	$—	$226	$10,594	$661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,873)	(783)	(1,784)	(263)	(7,782)	(1,040)
Administrative expense	(3,483)	(546)	(1,275)	(22)	(587)	(80)
Net investment income (loss)	28,538	(1,311)	(3,059)	(59)	2,225	(459)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	169,289	111,222	49,370	293	44,020	21,218
Cost of investments sold	162,373	111,222	34,975	228	28,608	12,813
Realized gains (losses) on fund
shares	6,916	—	14,395	65	15,412	8,405
Realized gain distributions	31,170	—	33,540	2,831	16,101	7,101
Net realized gains (losses)	38,086	—	47,935	2,896	31,513	15,506
Change in unrealized gains
(losses)	(93,346)	—	(51,010)	(3,823)	(35,019)	(14,487)
Net realized and change in
unrealized gains (losses) on
investments	(55,260)	—	(3,075)	(927)	(3,506)	1,019

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(26,722)	$(1,311)	$(6,134)	$(986)	$(1,281)	$560

See notes to financial statements.

57

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Money Market	Federated Prime Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Growth	VIP High Income
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$40	$42,286	$20,952	$8,297	$33,264
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,699)	(58,806)	(53,411)	(9,108)	(41,869)	(6,359)
Administrative expense	(483)	(4,474)	(4,278)	(697)	(3,327)	(517)
Net investment income (loss)	(7,180)	(63,240)	(15,403)	11,147	(36,899)	26,388

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,688,059	798,843	694,327	133,525	525,164	42,330
Cost of investments sold	2,688,059	798,843	511,870	130,294	310,070	44,531
Realized gains (losses) on fund
shares	—	—	182,457	3,231	215,094	(2,201)
Realized gain distributions	—	—	393,393	68,204	107,253	—
Net realized gains (losses)	—	—	575,850	71,435	322,347	(2,201)
Change in unrealized gains
(losses)	—	—	(580,643)	(120,930)	(90,206)	(48,369)
Net realized and change in
unrealized gains (losses) on
investments	—	—	(4,793)	(49,495)	232,141	(50,570)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,180)	$(63,240)	$(20,196)	$(38,348)	$195,242	$(24,182)

See notes to financial statements.

58

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$69,837	$27,059	$8,274	$335	$281,243	$15,974
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(45,784)	(12,503)	(8,094)	(219)	(548,529)	(7,975)
Administrative expense	(3,646)	(1,077)	(665)	(15)	(72,963)	(552)
Net investment income (loss)	20,407	13,479	(485)	101	(340,249)	7,447

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	599,998	202,972	166,512	234	11,119,697	90,728
Cost of investments sold	386,975	199,773	148,199	146	8,960,235	88,290
Realized gains (losses) on fund
shares	213,023	3,199	18,313	88	2,159,462	2,438
Realized gain distributions	2,451	928	611	21	3,698,567	56,292
Net realized gains (losses)	215,474	4,127	18,924	109	5,858,029	58,730
Change in unrealized gains
(losses)	(234,763)	(35,406)	4,462	(610)	(5,847,555)	(96,485)
Net realized and change in
unrealized gains (losses) on
investments	(19,289)	(31,279)	23,386	(501)	10,474	(37,755)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,118	$(17,800)	$22,901	$(400)	$(329,775)	$(30,308)

See notes to financial statements.

59

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$66,350	$58,352	$23,173	$17,769	$776	$47
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(61,961)	(54,374)	(27,344)	(19,035)	(114,082)	(2,229)
Administrative expense	(8,095)	(7,244)	(3,688)	(2,607)	(13,526)	(152)
Net investment income (loss)	(3,706)	(3,266)	(7,859)	(3,873)	(126,832)	(2,334)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	695,829	673,344	886,879	856,490	5,352,852	22,572
Cost of investments sold	591,246	558,710	792,523	825,800	5,352,852	11,586
Realized gains (losses) on fund
shares	104,583	114,634	94,356	30,690	—	10,986
Realized gain distributions	11,947	15,894	9,002	1,576	—	4,849
Net realized gains (losses)	116,530	130,528	103,358	32,266	—	15,835
Change in unrealized gains
(losses)	(202,605)	(195,744)	(130,262)	(61,157)	—	(5,346)
Net realized and change in
unrealized gains (losses) on
investments	(86,075)	(65,216)	(26,904)	(28,891)	—	10,489

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(89,781)	$(68,482)	$(34,763)	$(32,764)	$(126,832)	$8,155

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

60

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)*	VIP Growth Stock (Service Class 2)*	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$101,231	$41	$2,482	$193,906	$140,977	$23
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(87,114)	(13,696)	(6,759)	(48,118)	(118,094)	(18)
Administrative expense	(10,943)	(1,808)	(887)	(6,077)	(14,945)	(1)
Net investment income (loss)	3,174	(15,463)	(5,164)	139,711	7,938	4

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,345,492	266,928	1,673,976	1,004,898	1,557,765	492
Cost of investments sold	961,906	273,492	1,461,461	1,028,327	1,207,097	504
Realized gains (losses) on fund
shares	383,586	(6,564)	212,515	(23,429)	350,668	(12)
Realized gain distributions	304,286	131,369	149,675	—	5,133	1
Net realized gains (losses)	687,872	124,805	362,190	(23,429)	355,801	(11)
Change in unrealized gains
(losses)	(920,860)	(146,455)	(270,057)	(265,360)	(419,508)	(22)
Net realized and change in
unrealized gains (losses) on
investments	(232,988)	(21,650)	92,133	(288,789)	(63,707)	(33)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(229,814)	$(37,113)	$86,969	$(149,078)	$(55,769)	$(29)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

61

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$25,657	$329	$—	$810,816	$570,247	$4,660,534
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(161,669)	(537)	(26,028)	(346,081)	(126,450)	(1,443,327)
Administrative expense	(21,260)	(32)	(3,272)	(46,639)	(11,539)	(168,156)
Net investment income (loss)	(157,272)	(240)	(29,300)	418,096	432,258	3,049,051

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,092,505	7,344	429,603	5,482,848	1,570,475	28,362,565
Cost of investments sold	2,882,984	6,237	414,314	4,509,702	1,629,130	28,126,092
Realized gains (losses) on fund
shares	209,521	1,107	15,289	973,146	(58,655)	236,473
Realized gain distributions	1,439,517	29	1,037,793	548,847	—	—
Net realized gains (losses)	1,649,038	1,136	1,053,082	1,521,993	(58,655)	236,473
Change in unrealized gains
(losses)	(1,763,835)	(166)	(972,360)	(2,533,160)	(1,234,392)	(11,659,540)
Net realized and change in
unrealized gains (losses) on
investments	(114,797)	970	80,722	(1,011,167)	(1,293,047)	(11,423,067)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(272,069)	$730	$51,422	$(593,071)	$(860,789)	$(8,374,016)

See notes to financial statements.

62

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$71,449	$388,327	$1,729,762	$150,709	$—	$356,256
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(376,637)	(204,732)	(838,141)	(338,938)	(13,901)	(197,935)
Administrative expense	(50,798)	(27,714)	(101,001)	(43,060)	(1,727)	(27,124)
Net investment income (loss)	(355,986)	155,881	790,620	(231,289)	(15,628)	131,197

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,630,326	2,822,806	14,488,913	5,128,643	178,383	3,491,891
Cost of investments sold	5,738,955	2,704,191	11,399,287	4,137,942	144,262	3,563,551
Realized gains (losses) on fund
shares	1,891,371	118,615	3,089,626	990,701	34,121	(71,660)
Realized gain distributions	6,708,649	781,572	3,816,560	3,466,087	235,786	—
Net realized gains (losses)	8,600,020	900,187	6,906,186	4,456,788	269,907	(71,660)
Change in unrealized gains
(losses)	(7,012,464)	(1,736,807)	(11,137,085)	(6,334,109)	(285,756)	(209,385)
Net realized and change in
unrealized gains (losses) on
investments	1,587,556	(836,620)	(4,230,899)	(1,877,321)	(15,849)	(281,045)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,231,570	$(680,739)	$(3,440,279)	$(2,108,610)	$(31,477)	$(149,848)

See notes to financial statements.

63

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$191,596	$1,867,638	$103,971	$22,776	$40,153	$10,257
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(138,621)	(839,275)	(18,104)	(11,599)	(45,474)	(39,099)
Administrative expense	(18,253)	(100,001)	(1,945)	(886)	(5,721)	(5,138)
Net investment income (loss)	34,722	928,362	83,922	10,291	(11,042)	(33,980)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,217,965	13,323,835	202,703	114,511	660,977	402,658
Cost of investments sold	2,792,557	13,114,872	199,458	99,449	665,614	367,804
Realized gains (losses) on fund
shares	(574,592)	208,963	3,245	15,062	(4,637)	34,854
Realized gain distributions	1,220,113	1,907,570	6,753	—	324,125	184,676
Net realized gains (losses)	645,521	2,116,533	9,998	15,062	319,488	219,530
Change in unrealized gains
(losses)	(2,785,050)	(7,031,400)	(170,423)	(93,287)	(481,307)	(470,429)
Net realized and change in
unrealized gains (losses) on
investments	(2,139,529)	(4,914,867)	(160,425)	(78,225)	(161,819)	(250,899)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,104,807)	$(3,986,505)	$(76,503)	$(67,934)	$(172,861)	$(284,879)

See notes to financial statements.

64

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock
NET INVESTMENT INCOME (LOSS)
Dividends	$13,736	$87	$59,446	$—	$122,117	$517,252
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(76,996)	(292)	(67,935)	(1,131,446)	(648,834)	(373,744)
Administrative expense	(9,661)	(26)	(8,691)	(82,349)	(46,234)	(27,220)
Net investment income (loss)	(72,921)	(231)	(17,180)	(1,213,795)	(572,951)	116,288

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,597,784	338	979,130	13,300,864	8,362,584	5,028,792
Cost of investments sold	1,418,558	255	689,213	8,654,964	6,298,091	3,297,680
Realized gains (losses) on fund
shares	179,226	83	289,917	4,645,900	2,064,493	1,731,112
Realized gain distributions	580,953	1,489	262,923	428,457	4,800,354	73,237
Net realized gains (losses)	760,179	1,572	552,840	5,074,357	6,864,847	1,804,349
Change in unrealized gains
(losses)	(834,940)	(855)	(620,887)	(1,002,543)	(10,388,710)	(3,887,030)
Net realized and change in
unrealized gains (losses) on
investments	(74,761)	717	(68,047)	4,071,814	(3,523,863)	(2,082,681)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(147,682)	$486	$(85,227)	$2,858,019	$(4,096,814)	$(1,966,393)

See notes to financial statements.

65

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond*	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Securities
NET INVESTMENT INCOME (LOSS)
Dividends	$850,909	$328,601	$2,388,437	$638,973	$411,170	$175,486
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,032,588)	(98,530)	(1,888,260)	(334,465)	(413,931)	(106,221)
Administrative expense	(77,643)	(7,482)	(137,446)	(24,650)	(30,780)	(8,174)
Net investment income (loss)	(259,322)	222,589	362,731	279,858	(33,541)	61,091

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,550,643	1,724,554	21,419,062	4,872,226	4,995,688	1,564,829
Cost of investments sold	8,130,818	1,962,926	11,623,312	4,170,920	4,565,925	1,614,464
Realized gains (losses) on fund
shares	4,419,825	(238,372)	9,795,750	701,306	429,763	(49,635)
Realized gain distributions	7,781,604	—	—	2,214,657	1,062,928	—
Net realized gains (losses)	12,201,429	(238,372)	9,795,750	2,915,963	1,492,691	(49,635)
Change in unrealized gains
(losses)	(17,355,704)	(102,116)	(9,004,799)	(4,101,600)	(2,177,899)	(93,186)
Net realized and change in
unrealized gains (losses) on
investments	(5,154,275)	(340,488)	790,951	(1,185,637)	(685,208)	(142,821)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,413,597)	$(117,899)	$1,153,682	$(905,779)	$(718,749)	$(81,730)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

66

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Money Market
NET INVESTMENT INCOME (LOSS)
Dividends	$714,164	$280,608	$85,364	$35,015	$—	$580
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(178,910)	(254,748)	(79,652)	(141,317)	(106,248)	(69,251)
Administrative expense	(12,868)	(19,465)	(6,146)	(10,380)	(8,159)	(5,337)
Net investment income (loss)	522,386	6,395	(434)	(116,682)	(114,407)	(74,008)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,728,482	3,091,939	986,942	1,612,396	932,385	1,852,397
Cost of investments sold	2,832,285	1,987,519	924,237	1,418,617	648,660	1,852,397
Realized gains (losses) on fund
shares	(103,803)	1,104,420	62,705	193,779	283,725	—
Realized gain distributions	—	—	2,127,477	940,333	606,035	—
Net realized gains (losses)	(103,803)	1,104,420	2,190,182	1,134,112	889,760	—
Change in unrealized gains
(losses)	(981,939)	(1,748,741)	(2,396,506)	(1,533,549)	(772,160)	—
Net realized and change in
unrealized gains (losses) on
investments	(1,085,742)	(644,321)	(206,324)	(399,437)	117,600	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(563,356)	$(637,926)	$(206,758)	$(516,119)	$3,193	$(74,008)

See notes to financial statements.

67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II
NET INVESTMENT INCOME (LOSS)
Dividends	$581,986	$—	$179,373	$—	$1,987	$1,450,954
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(462,066)	(38,689)	(89,934)	(354,887)	(382,524)	(1,401,457)
Administrative expense	(33,229)	(2,950)	(6,899)	(33,419)	(49,525)	(143,415)
Net investment income (loss)	86,691	(41,639)	82,540	(388,306)	(430,062)	(93,918)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,945,809	520,785	1,157,311	4,396,369	6,300,581	19,389,577
Cost of investments sold	3,750,355	369,358	1,005,916	2,186,419	4,922,877	12,549,821
Realized gains (losses) on fund
shares	2,195,454	151,427	151,395	2,209,950	1,377,704	6,839,756
Realized gain distributions	2,908,883	288,666	503,496	116,721	2,997,761	239,624
Net realized gains (losses)	5,104,337	440,093	654,891	2,326,671	4,375,465	7,079,380
Change in unrealized gains
(losses)	(5,336,658)	(245,560)	(1,539,697)	(1,262,935)	(6,543,207)	(13,881,257)
Net realized and change in
unrealized gains (losses) on
investments	(232,321)	194,533	(884,806)	1,063,736	(2,167,742)	(6,801,877)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(145,630)	$152,894	$(802,266)	$675,430	$(2,597,804)	$(6,895,795)

See notes to financial statements.

68

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II*	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Securities II
NET INVESTMENT INCOME (LOSS)
Dividends	$14,935	$6,496	$482,709	$687,316	$145,721	$5,585
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(26,853)	(2,240)	(530,148)	(464,091)	(235,644)	(4,601)
Administrative expense	(2,859)	(147)	(42,163)	(52,192)	(19,403)	(288)
Net investment income (loss)	(14,777)	4,109	(89,602)	171,033	(109,326)	696

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	270,150	3,232	5,316,228	7,638,621	2,655,554	8,827
Cost of investments sold	182,659	3,648	3,130,558	6,040,392	2,377,711	9,210
Realized gains (losses) on fund
shares	87,491	(416)	2,185,670	1,598,229	277,843	(383)
Realized gain distributions	170,601	—	—	2,655,510	491,409	—
Net realized gains (losses)	258,092	(416)	2,185,670	4,253,739	769,252	(383)
Change in unrealized gains
(losses)	(379,273)	(6,986)	(2,029,218)	(5,660,998)	(1,040,607)	(4,963)
Net realized and change in
unrealized gains (losses) on
investments	(121,181)	(7,402)	156,452	(1,407,259)	(271,355)	(5,346)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(135,958)	$(3,293)	$66,850	$(1,236,226)	$(380,681)	$(4,650)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

69

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,189,995	$417,260	$29,303	$1,734	$1,658	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(694,527)	(135,603)	(33,868)	(2,143)	(25,184)	(138,864)
Administrative expense	(90,223)	(11,733)	(4,070)	(150)	(2,641)	(13,309)
Net investment income (loss)	405,245	269,924	(8,635)	(559)	(26,167)	(152,173)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	10,252,279	1,919,458	420,060	14,422	450,518	2,430,353
Cost of investments sold	8,264,531	2,000,141	360,198	14,246	432,276	1,838,689
Realized gains (losses) on fund
shares	1,987,748	(80,683)	59,862	176	18,242	591,664
Realized gain distributions	6,963,021	—	—	53,540	151,236	683,072
Net realized gains (losses)	8,950,769	(80,683)	59,862	53,716	169,478	1,274,736
Change in unrealized gains
(losses)	(11,601,391)	(559,535)	(141,470)	(58,851)	(230,018)	(1,177,902)
Net realized and change in
unrealized gains (losses) on
investments	(2,650,622)	(640,218)	(81,608)	(5,135)	(60,540)	96,834

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,245,377)	$(370,294)	$(90,243)	$(5,694)	$(86,707)	$(55,339)

See notes to financial statements.

70

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Money Market II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$71	$769,859	$—	$96,771	$—	$3
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,351)	(830,506)	(155)	(66,471)	(161)	(7)
Administrative expense	(652)	(73,812)	(11)	(7,737)	(11)	—
Net investment income (loss)	(9,932)	(134,459)	(166)	22,563	(172)	(4)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	104,474	9,149,273	2,615	767,274	751	192
Cost of investments sold	104,474	5,729,775	1,849	641,835	595	195
Realized gains (losses) on fund
shares	—	3,419,498	766	125,439	156	(3)
Realized gain distributions	—	4,560,187	1,004	317,975	2,286	1
Net realized gains (losses)	—	7,979,685	1,770	443,414	2,442	(2)
Change in unrealized gains
(losses)	—	(8,282,116)	(1,059)	(997,576)	(1,168)	(98)
Net realized and change in
unrealized gains (losses) on
investments	—	(302,431)	711	(554,162)	1,274	(100)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,932)	$(436,890)	$545	$(531,599)	$1,102	$(104)

See notes to financial statements.

71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock
NET INVESTMENT INCOME (LOSS)
Dividends	$19	$606,803	$47,406	$130,486	$—	$74,555
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(28)	(237,592)	(66,355)	(166,408)	(110,533)	(201,472)
Administrative expense	(2)	(32,849)	(8,873)	(22,449)	(14,965)	(26,840)
Net investment income (loss)	(11)	336,362	(27,822)	(58,371)	(125,498)	(153,757)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,047	5,148,757	1,397,011	3,410,793	2,449,334	3,783,604
Cost of investments sold	989	5,037,906	1,290,269	2,651,170	2,524,474	2,766,907
Realized gains (losses) on fund
shares	58	110,851	106,742	759,623	(75,140)	1,016,697
Realized gain distributions	57	107,583	344,301	558,581	698,237	767,927
Net realized gains (losses)	115	218,434	451,043	1,318,204	623,097	1,784,624
Change in unrealized gains
(losses)	(233)	(942,208)	(649,807)	(1,766,147)	(310,651)	(2,324,177)
Net realized and change in
unrealized gains (losses) on
investments	(118)	(723,774)	(198,764)	(447,943)	312,446	(539,553)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(129)	$(387,412)	$(226,586)	$(506,314)	$186,948	$(693,310)

See notes to financial statements.

72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,222	$18,143	$7,871	$—	$4,434	$32,695
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,004)	(4,779)	(12,681)	(14,813)	(8,015)	(10,393)
Administrative expense	(781)	(414)	(994)	(1,226)	(587)	(886)
Net investment income (loss)	(9,563)	12,950	(5,804)	(16,039)	(4,168)	21,416

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	133,061	439,705	344,169	401,623	141,009	53,734
Cost of investments sold	88,223	436,518	215,148	354,189	101,303	50,079
Realized gains (losses) on fund
shares	44,838	3,187	129,021	47,434	39,706	3,655
Realized gain distributions	42,524	—	92,567	37,698	45,746	—
Net realized gains (losses)	87,362	3,187	221,588	85,132	85,452	3,655
Change in unrealized gains
(losses)	(30,928)	(21,983)	(222,102)	(86,142)	(85,171)	(44,279)
Net realized and change in
unrealized gains (losses) on
investments	56,434	(18,796)	(514)	(1,010)	281	(40,624)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$46,871	$(5,846)	$(6,318)	$(17,049)	$(3,887)	$(19,208)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,108	$—	$824	$—	$151	$37,719
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,179)	(1,145)	(1,745)	(1,610)	(525)	(13,662)
Administrative expense	(242)	(78)	(123)	(111)	(37)	(955)
Net investment income (loss)	6,687	(1,223)	(1,044)	(1,721)	(411)	23,102

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,878	14,536	18,117	7,500	10,361	488,651
Cost of investments sold	11,492	7,322	10,488	6,703	5,260	346,671
Realized gains (losses) on fund
shares	4,386	7,214	7,629	797	5,101	141,980
Realized gain distributions	16,693	4,044	12,957	3,599	2,487	66,201
Net realized gains (losses)	21,079	11,258	20,586	4,396	7,588	208,181
Change in unrealized gains
(losses)	(66,991)	(5,906)	(21,102)	(6,303)	(7,519)	(392,638)
Net realized and change in
unrealized gains (losses) on
investments	(45,912)	5,352	(516)	(1,907)	69	(184,457)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(39,225)	$4,129	$(1,560)	$(3,628)	$(342)	$(161,355)

See notes to financial statements.

74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	European Equity	Income Plus	Limited Duration	Money Market	Multi Cap Growth	European Equity (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$1,536,567	$2,279,278	$89,517	$2,442	$—	$357,660
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(395,397)	(753,279)	(92,807)	(322,828)	(2,436,577)	(123,819)
Administrative expense	(28,381)	(55,305)	(6,782)	(23,606)	(167,541)	(9,273)
Net investment income (loss)	1,112,789	1,470,694	(10,072)	(343,992)	(2,604,118)	224,568

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,077,824	9,577,275	1,185,568	10,058,214	28,779,991	1,611,397
Cost of investments sold	3,903,289	8,788,959	1,409,130	10,058,214	19,221,792	1,516,343
Realized gains (losses) on fund
shares	174,535	788,316	(223,562)	—	9,558,199	95,054
Realized gain distributions	—	35,807	—	—	32,300,391	—
Net realized gains (losses)	174,535	824,123	(223,562)	—	41,858,590	95,054
Change in unrealized gains
(losses)	(3,009,727)	(4,182,321)	128,665	—	(26,100,110)	(764,731)
Net realized and change in
unrealized gains (losses) on
investments	(2,835,192)	(3,358,198)	(94,897)	—	15,758,480	(669,677)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,722,403)	$(1,887,504)	$(104,969)	$(343,992)	$13,154,362	$(445,109)

See notes to financial statements.

75

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation
NET INVESTMENT INCOME (LOSS)
Dividends	$2,307,259	$264,296	$2,830	$—	$154	$2,958
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(961,523)	(412,659)	(439,376)	(848,281)	(300)	(40,905)
Administrative expense	(95,199)	(35,484)	(42,809)	(68,310)	(20)	(3,222)
Net investment income (loss)	1,250,537	(183,847)	(479,355)	(916,591)	(166)	(41,169)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,451,023	4,257,679	8,856,179	9,068,166	646	446,154
Cost of investments sold	11,550,575	5,098,675	8,856,179	5,996,377	621	298,702
Realized gains (losses) on fund
shares	900,448	(840,996)	—	3,071,789	25	147,452
Realized gain distributions	39,178	—	—	9,324,117	1,553	566,261
Net realized gains (losses)	939,626	(840,996)	—	12,395,906	1,578	713,713
Change in unrealized gains
(losses)	(4,507,969)	513,242	—	(8,082,905)	(4,200)	(601,334)
Net realized and change in
unrealized gains (losses) on
investments	(3,568,343)	(327,754)	—	4,313,001	(2,622)	112,379

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,317,806)	$(511,601)	$(479,355)	$3,396,410	$(2,788)	$71,210

See notes to financial statements.

76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Conservative Balanced*	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
NET INVESTMENT INCOME (LOSS)
Dividends	$31,740	$23,393	$—	$32,977	$90,577	$14,715
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(18,839)	(7,266)	(9,000)	(31,225)	(20,859)	(21,504)
Administrative expense	(1,415)	(601)	(648)	(2,573)	(1,569)	(1,576)
Net investment income (loss)	11,486	15,526	(9,648)	(821)	68,149	(8,365)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	175,932	143,802	90,251	259,296	360,629	227,084
Cost of investments sold	160,001	170,205	53,471	184,911	341,002	162,380
Realized gains (losses) on fund
shares	15,931	(26,403)	36,780	74,385	19,627	64,704
Realized gain distributions	—	—	57,082	164,401	—	240,268
Net realized gains (losses)	15,931	(26,403)	93,862	238,786	19,627	304,972
Change in unrealized gains
(losses)	(34,691)	10,332	(51,982)	(167,487)	(141,845)	(268,798)
Net realized and change in
unrealized gains (losses) on
investments	(18,760)	(16,071)	41,880	71,299	(122,218)	36,174

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,274)	$(545)	$32,232	$70,478	$(54,069)	$27,809

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

77

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)*	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,200	$—	$168,201	$766,725	$—	$105,737
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(13,899)	(316,748)	(119,965)	(263,086)	(103,453)	(141,314)
Administrative expense	(1,151)	(42,837)	(15,780)	(36,947)	(13,585)	(19,432)
Net investment income (loss)	(4,850)	(359,585)	32,456	466,692	(117,038)	(55,009)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	238,163	6,030,442	2,109,609	6,982,524	1,546,270	2,894,318
Cost of investments sold	167,678	3,960,461	2,081,786	7,695,027	916,124	2,100,502
Realized gains (losses) on fund
shares	70,485	2,069,981	27,823	(712,503)	630,146	793,816
Realized gain distributions	168,351	3,991,331	—	—	649,688	651,378
Net realized gains (losses)	238,836	6,061,312	27,823	(712,503)	1,279,834	1,445,194
Change in unrealized gains
(losses)	(316,551)	(5,243,345)	(130,630)	126,671	(812,370)	(1,054,871)
Net realized and change in
unrealized gains (losses) on
investments	(77,715)	817,967	(102,807)	(585,832)	467,464	390,323

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(82,565)	$458,382	$(70,351)	$(119,140)	$350,426	$335,314

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$2,628,669	$242,737	$103,298	$33	$1	$83
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(672,006)	(533,545)	(232,299)	(19)	(257)	(25)
Administrative expense	(91,509)	(71,180)	(31,288)	(1)	(18)	(1)
Net investment income (loss)	1,865,154	(361,988)	(160,289)	13	(274)	57

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	11,008,066	9,453,060	3,667,734	503	941	77
Cost of investments sold	11,043,795	6,580,563	2,725,242	480	941	75
Realized gains (losses) on fund
shares	(35,729)	2,872,497	942,492	23	—	2
Realized gain distributions	—	5,678,205	2,392,635	5	2	18
Net realized gains (losses)	(35,729)	8,550,702	3,335,127	28	2	20
Change in unrealized gains
(losses)	(3,556,329)	(7,638,646)	(4,367,575)	(63)	—	(94)
Net realized and change in
unrealized gains (losses) on
investments	(3,592,058)	912,056	(1,032,448)	(35)	2	(74)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,726,904)	$550,068	$(1,192,737)	$(22)	$(272)	$(17)

See notes to financial statements.

79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials	ProFund VP Health Care
NET INVESTMENT INCOME (LOSS)
Dividends	$61,745	$46,786	$85,975	$570,968	$6	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(20,081)	(14,113)	(35,580)	(178,460)	(22)	(23)
Administrative expense	(2,563)	(1,733)	(4,614)	(23,267)	(3)	(3)
Net investment income (loss)	39,101	30,940	45,781	369,241	(19)	(26)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	313,057	242,147	765,885	2,630,161	120	297
Cost of investments sold	620,559	269,511	777,204	2,557,171	73	136
Realized gains (losses) on fund
shares	(307,502)	(27,364)	(11,319)	72,990	47	161
Realized gain distributions	—	3,889	—	121,015	—	—
Net realized gains (losses)	(307,502)	(23,475)	(11,319)	194,005	47	161
Change in unrealized gains
(losses)	(116,922)	(41,159)	(131,491)	(703,677)	(77)	(75)
Net realized and change in
unrealized gains (losses) on
investments	(424,424)	(64,634)	(142,810)	(509,672)	(30)	86

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(385,323)	$(33,694)	$(97,029)	$(140,431)	$(49)	$60

See notes to financial statements.

80

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Profunds VP	Profunds VP	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Large-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$29	$253	$361,113	$12,195	$2,135,340
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(100)	(22)	(164)	(233,514)	(53,704)	(306,423)
Administrative expense	(8)	(3)	(18)	—	—	(236)
Net investment income (loss)	(108)	4	71	127,599	(41,509)	1,828,681

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	306,181	26	191	3,350,951	626,748	4,763,940
Cost of investments sold	311,477	23	126	3,804,701	545,747	5,660,711
Realized gains (losses) on fund
shares	(5,296)	3	65	(453,750)	81,001	(896,771)
Realized gain distributions	—	—	58	—	525,890	—
Net realized gains (losses)	(5,296)	3	123	(453,750)	606,891	(896,771)
Change in unrealized gains
(losses)	(4,194)	(7)	(1,215)	1,077	(897,043)	(1,732,414)
Net realized and change in
unrealized gains (losses) on
investments	(9,490)	(4)	(1,092)	(452,673)	(290,152)	(2,629,185)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,598)	$—	$(1,021)	$(325,074)	$(331,661)	$(800,504)

See notes to financial statements.

81

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,120,082	$874,774	$492,879	$150,930	$—	$208,153
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(948,545)	(686,552)	(312,608)	(213,288)	(443,122)	(132,741)
Administrative expense	(42,963)	(31,713)	(14,955)	—	(7,945)	(2,189)
Net investment income (loss)	128,574	156,509	165,316	(62,358)	(451,067)	73,223

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,682,623	9,312,839	4,090,803	2,514,723	4,859,137	1,518,708
Cost of investments sold	6,473,059	8,909,283	3,453,086	2,330,126	3,061,732	1,649,454
Realized gains (losses) on fund
shares	6,209,564	403,556	637,717	184,597	1,797,405	(130,746)
Realized gain distributions	—	—	2,126,487	—	2,528,959	305,491
Net realized gains (losses)	6,209,564	403,556	2,764,204	184,597	4,326,364	174,745
Change in unrealized gains
(losses)	(9,163,981)	(1,709,399)	(3,173,509)	(527,658)	(1,894,915)	(1,382,407)
Net realized and change in
unrealized gains (losses) on
investments	(2,954,417)	(1,305,843)	(409,305)	(343,061)	2,431,449	(1,207,662)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,825,843)	$(1,149,334)	$(243,989)	$(405,419)	$1,980,382	$(1,134,439)

See notes to financial statements.

82

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Growth and Income	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$2,453,321	$33,398	$2,198,401	$3,304,682	$861,799	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,829,540)	(141,353)	(427,210)	(932,577)	(1,052,696)	(163,432)
Administrative expense	(48,593)	(69)	(30,617)	(62,730)	(56,258)	—
Net investment income (loss)	575,188	(108,024)	1,740,574	2,309,375	(247,155)	(163,432)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	21,159,439	1,441,652	6,939,186	13,208,323	13,277,555	1,477,476
Cost of investments sold	17,611,922	1,101,226	7,288,956	13,576,740	13,851,058	1,135,874
Realized gains (losses) on fund
shares	3,547,517	340,426	(349,770)	(368,417)	(573,503)	341,602
Realized gain distributions	—	1,429,639	—	—	—	—
Net realized gains (losses)	3,547,517	1,770,065	(349,770)	(368,417)	(573,503)	341,602
Change in unrealized gains
(losses)	(15,697,250)	(1,679,707)	(3,248,024)	(3,766,303)	404,141	(159,929)
Net realized and change in
unrealized gains (losses) on
investments	(12,149,733)	90,358	(3,597,794)	(4,134,720)	(169,362)	181,673

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(11,574,545)	$(17,666)	$(1,857,220)	$(1,825,345)	$(416,517)	$18,241

See notes to financial statements.

83

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Investors	VT Money Market	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research
NET INVESTMENT INCOME (LOSS)
Dividends	$166,858	$614,043	$5,052	$387,170	$59,824	$311,594
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(173,767)	(708,978)	(709,465)	(1,069,937)	(91,431)	(334,316)
Administrative expense	(1)	(15,379)	(77,335)	(13,218)	—	(3,610)
Net investment income (loss)	(6,910)	(110,314)	(781,748)	(695,985)	(31,607)	(26,332)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,989,851	8,498,741	23,782,985	11,623,051	1,639,533	3,607,944
Cost of investments sold	2,429,885	5,592,756	23,782,985	7,282,631	1,227,003	2,140,268
Realized gains (losses) on fund
shares	(440,034)	2,905,985	—	4,340,420	412,530	1,467,676
Realized gain distributions	—	—	—	922,375	994,461	—
Net realized gains (losses)	(440,034)	2,905,985	—	5,262,795	1,406,991	1,467,676
Change in unrealized gains
(losses)	115,440	(4,513,948)	—	(5,629,233)	(1,703,390)	(2,082,563)
Net realized and change in
unrealized gains (losses) on
investments	(324,594)	(1,607,963)	—	(366,438)	(296,399)	(614,887)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(331,504)	$(1,718,277)	$(781,748)	$(1,062,423)	$(328,006)	$(641,219)

See notes to financial statements.

84

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Small Cap Value	VT Voyager	Morgan Stanley UIF Core Plus Fixed Income*	Morgan Stanley UIF Emerging Markets Equity*	Morgan Stanley UIF Global Infrastructure*	Morgan Stanley UIF Global Strategist*
NET INVESTMENT INCOME (LOSS)
Dividends	$310,162	$1,146,243	$12,592	$131,627	$833,161	$1,215,222
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(527,022)	(1,449,401)	(5,222)	(254,321)	(610,803)	(969,164)
Administrative expense	(12,040)	(57,498)	(386)	(16,503)	(44,748)	(65,557)
Net investment income (loss)	(228,900)	(360,656)	6,984	(139,197)	177,610	180,501

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,795,909	15,539,917	417,422	2,858,828	8,614,986	11,608,614
Cost of investments sold	6,941,145	12,273,860	410,525	2,752,121	8,751,823	11,923,092
Realized gains (losses) on fund
shares	(145,236)	3,266,057	6,897	106,707	(136,837)	(314,478)
Realized gain distributions	4,124,923	15,669,142	—	—	4,883,082	570,651
Net realized gains (losses)	3,979,687	18,935,199	6,897	106,707	4,746,245	256,173
Change in unrealized gains
(losses)	(5,664,299)	(25,820,491)	(19,895)	(1,892,909)	(12,035,811)	(6,097,056)
Net realized and change in
unrealized gains (losses) on
investments	(1,684,612)	(6,885,292)	(12,998)	(1,786,202)	(7,289,566)	(5,840,883)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,913,512)	$(7,245,948)	$(6,014)	$(1,925,399)	$(7,111,956)	$(5,660,382)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

85

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth*	Morgan Stanley UIF Mid Cap Growth*	Morgan Stanley UIF U.S. Real Estate*	Morgan Stanley UIF Emerging Markets Debt (Class II)*	Morgan Stanley UIF Emerging Markets Equity (Class II)*	Morgan Stanley UIF Global Franchise (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$245,204	$475,699	$43,773	$703,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(385,413)	(206,289)	(288,208)	(127,762)	(86,756)	(509,362)
Administrative expense	(30,012)	(13,029)	(18,360)	(17,373)	(11,218)	(66,061)
Net investment income (loss)	(415,425)	(219,318)	(61,364)	330,564	(54,201)	127,676

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,380,931	2,435,632	4,114,791	2,127,209	1,329,046	8,550,042
Cost of investments sold	3,380,741	2,211,481	2,964,124	2,257,876	1,358,781	8,473,585
Realized gains (losses) on fund
shares	2,000,190	224,151	1,150,667	(130,667)	(29,735)	76,457
Realized gain distributions	3,393,941	2,180,478	—	—	—	5,315,633
Net realized gains (losses)	5,394,131	2,404,629	1,150,667	(130,667)	(29,735)	5,392,090
Change in unrealized gains
(losses)	(2,491,569)	(3,119,714)	(992,295)	(419,343)	(580,980)	(3,947,143)
Net realized and change in
unrealized gains (losses) on
investments	2,902,562	(715,085)	158,372	(550,010)	(610,715)	1,444,947

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,487,137	$(934,403)	$97,008	$(219,446)	$(664,916)	$1,572,623

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

86

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Infrastructure (Class II)*	Morgan Stanley UIF Global Strategist (Class II)*	Morgan Stanley UIF Growth (Class II)*	Morgan Stanley UIF Mid Cap Growth (Class II)*	Morgan Stanley UIF Small Company Growth (Class II)*	Morgan Stanley UIF U.S. Real Estate (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$197,357	$382,675	$—	$—	$—	$381,053
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(203,407)	(409,756)	(80,842)	(246,052)	(119,856)	(468,752)
Administrative expense	(14,289)	(31,953)	(10,820)	(31,324)	(14,819)	(62,393)
Net investment income (loss)	(20,339)	(59,034)	(91,662)	(277,376)	(134,675)	(150,092)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,063,575	3,696,732	1,233,358	4,437,233	1,915,835	7,581,394
Cost of investments sold	2,049,396	3,717,324	727,495	4,322,724	2,135,524	5,654,901
Realized gains (losses) on fund
shares	14,179	(20,592)	505,863	114,509	(219,689)	1,926,493
Realized gain distributions	1,306,819	193,332	778,556	2,786,608	2,072,575	—
Net realized gains (losses)	1,320,998	172,740	1,284,419	2,901,117	1,852,886	1,926,493
Change in unrealized gains
(losses)	(3,281,765)	(2,146,652)	(642,436)	(3,754,606)	(2,543,314)	(1,685,720)
Net realized and change in
unrealized gains (losses) on
investments	(1,960,767)	(1,973,912)	641,983	(853,489)	(690,428)	240,773

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,981,106)	$(2,032,946)	$550,321	$(1,130,865)	$(825,103)	$90,681

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(91,308)	$(104,433)	$(41,165)	$(44,453)	$(137,556)	$(145,222)
Net realized gains (losses)	301,615	231,355	177,006	72,813	785,772	238,502
Change in unrealized gains (losses)	(473,774)	181	(148,782)	84,236	(716,588)	395,249
Increase (decrease) in net assets from operations	(263,467)	127,103	(12,941)	112,596	(68,372)	488,529

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	6,650	1,350
Benefit payments	—	—	—	—	(629)	(597)
Payments on termination	(263,839)	(445,978)	(328,967)	(143,262)	(1,489,477)	(593,287)
Contract Maintenance Charge	(15,415)	(17,076)	(8,912)	(8,994)	(47,991)	(47,482)
Transfers among the sub-accounts and with the
Fixed Account - net	(899,594)	(144,317)	(111,123)	24,468	(614,556)	83,168
Increase (decrease) in net assets from contract
transactions	(1,177,348)	(605,871)	(449,002)	(127,788)	(2,146,003)	(556,848)

INCREASE (DECREASE) IN NET ASSETS	(1,440,815)	(478,768)	(461,943)	(15,192)	(2,214,375)	(68,319)
NET ASSETS AT BEGINNING OF PERIOD	5,809,548	6,288,316	2,659,390	2,674,582	10,007,976	10,076,295
NET ASSETS AT END OF PERIOD	$4,368,733	$5,809,548	$2,197,447	$2,659,390	$7,793,601	$10,007,976

UNITS OUTSTANDING
Units outstanding at beginning of period	527,594	582,880	201,091	210,983	771,115	814,810
Units issued	32,762	34,841	5,293	6,515	11,436	11,492
Units redeemed	(141,479)	(90,127)	(38,372)	(16,407)	(174,984)	(55,187)
Units outstanding at end of period	418,877	527,594	168,012	201,091	607,567	771,115

See notes to financial statements.

88

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST Bond Portfolio 2018		AST Bond Portfolio 2019
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(299)	$(452)	$(6,961)	$(7,383)	$(6,094)	$(6,041)
Net realized gains (losses)	47	330	4,339	13,148	(331)	(506)
Change in unrealized gains (losses)	(623)	877	(489)	156	3,778	13,772
Increase (decrease) in net assets from operations	(875)	755	(3,111)	5,921	(2,647)	7,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(27,343)	(102,606)	—	—
Contract Maintenance Charge	—	—	(280)	(280)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(133)	(2)	(42,369)	—	—
Increase (decrease) in net assets from contract
transactions	—	(133)	(27,625)	(145,255)	(35)	(35)

INCREASE (DECREASE) IN NET ASSETS	(875)	622	(30,736)	(139,334)	(2,682)	7,190
NET ASSETS AT BEGINNING OF PERIOD	19,499	18,877	458,812	598,146	320,382	313,192
NET ASSETS AT END OF PERIOD	$18,624	$19,499	$428,076	$458,812	$317,700	$320,382

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711	1,711	33,121	43,629	23,468	23,471
Units issued	—	6,164	3	—	—	—
Units redeemed	—	(6,164)	(2,002)	(10,508)	(2)	(3)
Units outstanding at end of period	1,711	1,711	31,122	33,121	23,466	23,468

See notes to financial statements.

89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2022		AST Bond Portfolio 2023		AST Bond Portfolio 2024
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,712)	$(2,610)	$(2,619)	$(14,838)	$(3,019)	$(4,229)
Net realized gains (losses)	235	88	55,861	31,034	20,315	6,732
Change in unrealized gains (losses)	2,827	13,829	(49,848)	89,715	(16,709)	28,602
Increase (decrease) in net assets from operations	350	11,307	3,394	105,911	587	31,105

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(2,199)	(9,549)	—	(20,078)
Contract Maintenance Charge	—	—	(105)	(282)	(53)	(254)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(575,116)	(733,374)	(330,882)	159,960
Increase (decrease) in net assets from contract
transactions	—	1	(577,420)	(743,205)	(330,935)	139,628

INCREASE (DECREASE) IN NET ASSETS	350	11,308	(574,026)	(637,294)	(330,348)	170,733
NET ASSETS AT BEGINNING OF PERIOD	146,536	135,228	630,571	1,267,865	410,058	239,325
NET ASSETS AT END OF PERIOD	$146,886	$146,536	$56,545	$630,571	$79,710	$410,058

UNITS OUTSTANDING
Units outstanding at beginning of period	12,219	12,219	61,880	137,703	41,446	27,331
Units issued	—	—	—	1,415	16,860	32,114
Units redeemed	—	—	(56,423)	(77,238)	(50,367)	(17,999)
Units outstanding at end of period	12,219	12,219	5,457	61,880	7,939	41,446

See notes to financial statements.

90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2025		AST Bond Portfolio 2026*		AST Capital Growth Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,318)	$(197)	$(1,215)	$—	$(96,415)	$(115,555)
Net realized gains (losses)	14,261	136	1,196	—	636,119	490,556
Change in unrealized gains (losses)	17,475	1,341	1,275	—	(584,847)	(15,648)
Increase (decrease) in net assets from operations	19,418	1,280	1,256	—	(45,143)	359,353

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240	240
Benefit payments	—	—	—	—	—	—
Payments on termination	(35,985)	—	(4,452)	—	(1,423,099)	(1,379,267)
Contract Maintenance Charge	(333)	—	—	—	(21,424)	(26,566)
Transfers among the sub-accounts and with the
Fixed Account - net	1,051,689	33,280	110,642	—	32,479	34,184
Increase (decrease) in net assets from contract
transactions	1,015,371	33,280	106,190	—	(1,411,804)	(1,371,409)

INCREASE (DECREASE) IN NET ASSETS	1,034,789	34,560	107,446	—	(1,456,947)	(1,012,056)
NET ASSETS AT BEGINNING OF PERIOD	34,560	—	—	—	6,440,573	7,452,629
NET ASSETS AT END OF PERIOD	$1,069,349	$34,560	$107,446	$—	$4,983,626	$6,440,573

UNITS OUTSTANDING
Units outstanding at beginning of period	3,048	—	—	—	513,747	624,641
Units issued	152,190	3,578	17,475	—	44,465	14,491
Units redeemed	(61,181)	(530)	(6,668)	—	(154,879)	(125,385)
Units outstanding at end of period	94,057	3,048	10,807	—	403,333	513,747

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

91

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Cohen & Steers Realty		AST Defensive Asset Allocation		AST FI Pyramis® Asset Allocation*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(817)	$(1,346)	$(12,020)	$—	$(3,888)	$(5,067)
Net realized gains (losses)	16,924	2,472	23	—	96,777	3,538
Change in unrealized gains (losses)	(13,512)	23,985	(5,308)	—	(92,471)	14,906
Increase (decrease) in net assets from operations	2,595	25,111	(17,305)	—	418	13,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(72,386)	(9,308)	—	—	(75,861)	(4,106)
Contract Maintenance Charge	(15)	(33)	—	—	(1,386)	(1,524)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,644)	2,509	690,765	—	(260,804)	11,497
Increase (decrease) in net assets from contract
transactions	(75,045)	(6,832)	690,765	—	(338,051)	5,867

INCREASE (DECREASE) IN NET ASSETS	(72,450)	18,279	673,460	—	(337,633)	19,244
NET ASSETS AT BEGINNING OF PERIOD	102,840	84,561	—	—	337,633	318,389
NET ASSETS AT END OF PERIOD	$30,390	$102,840	$673,460	$—	$—	$337,633

UNITS OUTSTANDING
Units outstanding at beginning of period	6,597	6,998	—	—	25,680	25,210
Units issued	38	189	69,205	—	19,746	1,163
Units redeemed	(4,764)	(590)	—	—	(45,426)	(693)
Units outstanding at end of period	1,871	6,597	69,205	—	—	25,680

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

92

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST FI Pyramis® Quantitative		AST Franklin Templeton Founding Funds Allocation*		AST Franklin Templeton Founding Funds Plus*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(30,527)	$(37,310)	$(33,380)	$(47,015)	$—	$(154)
Net realized gains (losses)	117,461	84,132	616,245	64,351	—	(366)
Change in unrealized gains (losses)	(91,046)	(25,580)	(703,401)	39,960	—	—
Increase (decrease) in net assets from operations	(4,112)	21,242	(120,536)	57,296	—	(520)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40	483	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(223,378)	(480,844)	(274,425)	(108,133)	—	—
Contract Maintenance Charge	(6,740)	(7,055)	(12,548)	(17,353)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(189,797)	127,574	(2,814,325)	(47,346)	—	520
Increase (decrease) in net assets from contract
transactions	(419,875)	(359,842)	(3,101,298)	(172,832)	—	520

INCREASE (DECREASE) IN NET ASSETS	(423,987)	(338,600)	(3,221,834)	(115,536)	—	—
NET ASSETS AT BEGINNING OF PERIOD	2,063,446	2,402,046	3,221,834	3,337,370	—	—
NET ASSETS AT END OF PERIOD	$1,639,459	$2,063,446	$—	$3,221,834	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	184,253	218,896	239,589	252,503	—	—
Units issued	23,297	24,666	6,844	6,195	—	6,306
Units redeemed	(60,310)	(59,309)	(246,433)	(19,109)	—	(6,306)
Units outstanding at end of period	147,240	184,253	—	239,589	—	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

93

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Global Real Estate		AST Goldman Sachs Large-Cap Value		AST Goldman Sachs Mid-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41)	$(41)	$(388)	$(136)	$(888)	$(717)
Net realized gains (losses)	59	75	390	1,349	629	405
Change in unrealized gains (losses)	(55)	273	(1,770)	(61)	(4,695)	5,780
Increase (decrease) in net assets from operations	(37)	307	(1,768)	1,152	(4,954)	5,468

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(151)	—	(83)	—
Payments on termination	(117)	(171)	(5,476)	—	(934)	(601)
Contract Maintenance Charge	(14)	(14)	(16)	(13)	(15)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	73,255	102	55,747	(73)
Increase (decrease) in net assets from contract
transactions	(131)	(184)	67,612	89	54,715	(687)

INCREASE (DECREASE) IN NET ASSETS	(168)	123	65,844	1,241	49,761	4,781
NET ASSETS AT BEGINNING OF PERIOD	2,764	2,641	11,949	10,708	59,480	54,699
NET ASSETS AT END OF PERIOD	$2,596	$2,764	$77,793	$11,949	$109,241	$59,480

UNITS OUTSTANDING
Units outstanding at beginning of period	213	228	934	935	3,268	3,309
Units issued	—	—	6,182	393	3,243	1
Units redeemed	(10)	(15)	(449)	(394)	(92)	(42)
Units outstanding at end of period	203	213	6,667	934	6,419	3,268

See notes to financial statements.

94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value		AST Herndon Large-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,048)	$(7,828)	$(100)	$(99)	$(318)	$(334)
Net realized gains (losses)	17,043	18,121	107	98	716	1,702
Change in unrealized gains (losses)	(21,549)	2,767	(537)	435	(1,841)	(1,274)
Increase (decrease) in net assets from operations	(11,554)	13,060	(530)	434	(1,443)	94

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(32,289)	(40,365)	(129)	(132)	(7,437)	(538)
Contract Maintenance Charge	(2,347)	(2,502)	(16)	(14)	(16)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,083)	(35,419)	—	(1)	(371)	451
Increase (decrease) in net assets from contract
transactions	(45,719)	(78,286)	(145)	(147)	(7,824)	(101)

INCREASE (DECREASE) IN NET ASSETS	(57,273)	(65,226)	(675)	287	(9,267)	(7)
NET ASSETS AT BEGINNING OF PERIOD	509,008	574,234	7,980	7,693	25,458	25,465
NET ASSETS AT END OF PERIOD	$451,735	$509,008	$7,305	$7,980	$16,191	$25,458

UNITS OUTSTANDING
Units outstanding at beginning of period	42,111	48,723	402	410	2,206	2,211
Units issued	2,851	6,317	—	—	107	675
Units redeemed	(6,694)	(12,929)	(8)	(8)	(792)	(680)
Units outstanding at end of period	38,268	42,111	394	402	1,521	2,206

See notes to financial statements.

95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST High Yield		AST International Growth		AST International Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(792)	$(968)	$(573)	$(577)	$(759)	$(793)
Net realized gains (losses)	3,944	1,958	600	479	(95)	(110)
Change in unrealized gains (losses)	(5,629)	494	927	(3,268)	612	(4,129)
Increase (decrease) in net assets from operations	(2,477)	1,484	954	(3,366)	(242)	(5,032)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(340)	(290)	—	—	—	—
Payments on termination	(31,198)	(13,972)	(915)	(2,601)	(1,259)	(2,021)
Contract Maintenance Charge	(22)	(29)	(27)	(28)	(27)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	3,766	1,538	(847)	1,680	3	(1)
Increase (decrease) in net assets from contract
transactions	(27,794)	(12,753)	(1,789)	(949)	(1,283)	(2,047)

INCREASE (DECREASE) IN NET ASSETS	(30,271)	(11,269)	(835)	(4,315)	(1,525)	(7,079)
NET ASSETS AT BEGINNING OF PERIOD	77,406	88,675	45,177	49,492	57,807	64,886
NET ASSETS AT END OF PERIOD	$47,135	$77,406	$44,342	$45,177	$56,282	$57,807

UNITS OUTSTANDING
Units outstanding at beginning of period	5,374	6,248	4,886	4,992	6,525	6,746
Units issued	255	108	455	233	—	—
Units redeemed	(2,196)	(982)	(635)	(339)	(144)	(221)
Units outstanding at end of period	3,433	5,374	4,706	4,886	6,381	6,525

See notes to financial statements.

96

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Investment Grade Bond		AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,918)	$(32,492)	$(1,715)	$(2,490)	$(797)	$(824)
Net realized gains (losses)	49,067	62,942	12,994	2,171	129	144
Change in unrealized gains (losses)	(23,462)	84,699	(13,153)	8,907	(1,456)	(3,505)
Increase (decrease) in net assets from operations	(10,313)	115,149	(1,874)	8,588	(2,124)	(4,185)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(122,466)	(240,155)	(67,200)	(4,010)	—	—
Contract Maintenance Charge	(18,272)	(16,913)	(734)	(732)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	1,276,271	(320,259)	9,577	(373)	(1)	—
Increase (decrease) in net assets from contract
transactions	1,135,533	(577,327)	(58,357)	(5,115)	(5)	(4)

INCREASE (DECREASE) IN NET ASSETS	1,125,220	(462,178)	(60,231)	3,473	(2,129)	(4,189)
NET ASSETS AT BEGINNING OF PERIOD	2,026,090	2,488,268	181,683	178,210	49,291	53,480
NET ASSETS AT END OF PERIOD	$3,151,310	$2,026,090	$121,452	$181,683	$47,162	$49,291

UNITS OUTSTANDING
Units outstanding at beginning of period	131,402	169,331	13,713	14,105	5,209	5,209
Units issued	144,078	53,671	1,330	—	—	—
Units redeemed	(70,570)	(91,600)	(5,751)	(392)	(1)	—
Units outstanding at end of period	204,910	131,402	9,292	13,713	5,208	5,209

See notes to financial statements.

97

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Strategic Opportunities		AST Large-Cap Value		AST Loomis Sayles Large-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,631)	$(53,466)	$(98)	$(96)	$(2,445)	$(2,286)
Net realized gains (losses)	177,964	78,977	239	2,792	2,520	5,214
Change in unrealized gains (losses)	(178,860)	96,477	(511)	(1,810)	14,598	12,393
Increase (decrease) in net assets from operations	(50,527)	121,988	(370)	886	14,673	15,321

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	860	1,310	—	—	—	—
Benefit payments	—	—	—	—	(1,867)	(1,429)
Payments on termination	(334,552)	(216,125)	(8,032)	—	(2,181)	(26,818)
Contract Maintenance Charge	(12,811)	(13,052)	(4)	(2)	(50)	(55)
Transfers among the sub-accounts and with the
Fixed Account - net	(292,501)	77,150	—	146	(442)	52,343
Increase (decrease) in net assets from contract
transactions	(639,004)	(150,717)	(8,036)	144	(4,540)	24,041

INCREASE (DECREASE) IN NET ASSETS	(689,531)	(28,729)	(8,406)	1,030	10,133	39,362
NET ASSETS AT BEGINNING OF PERIOD	3,310,299	3,339,028	9,320	8,290	172,184	132,822
NET ASSETS AT END OF PERIOD	$2,620,768	$3,310,299	$914	$9,320	$182,317	$172,184

UNITS OUTSTANDING
Units outstanding at beginning of period	272,580	285,146	748	748	11,888	10,022
Units issued	8,919	15,101	—	667	3	4,015
Units redeemed	(61,763)	(27,667)	(667)	(667)	(294)	(2,149)
Units outstanding at end of period	219,736	272,580	81	748	11,597	11,888

See notes to financial statements.

98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Lord Abbett Core Fixed Income		AST MFS Global Equity		AST MFS Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(676)	$(703)	$(782)	$(773)	$(39)	$(128)
Net realized gains (losses)	513	480	654	470	215	6,846
Change in unrealized gains (losses)	(826)	3,212	(1,580)	1,949	27	(5,963)
Increase (decrease) in net assets from operations	(989)	2,989	(1,708)	1,646	203	755

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(620)	(519)	(855)	(709)	—	—
Payments on termination	(2,635)	(2,714)	(438)	(184)	(397)	(14,997)
Contract Maintenance Charge	(22)	(22)	(9)	(6)	(9)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1)	1	(1)	1
Increase (decrease) in net assets from contract
transactions	(3,277)	(3,255)	(1,303)	(898)	(407)	(15,014)

INCREASE (DECREASE) IN NET ASSETS	(4,266)	(266)	(3,011)	748	(204)	(14,259)
NET ASSETS AT BEGINNING OF PERIOD	58,200	58,466	68,089	67,341	3,712	17,971
NET ASSETS AT END OF PERIOD	$53,934	$58,200	$65,078	$68,089	$3,508	$3,712

UNITS OUTSTANDING
Units outstanding at beginning of period	4,254	4,493	4,600	4,661	242	1,256
Units issued	—	—	—	—	—	—
Units redeemed	(242)	(239)	(87)	(61)	(27)	(1,014)
Units outstanding at end of period	4,012	4,254	4,513	4,600	215	242

See notes to financial statements.

99

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Mid-Cap Value		AST Money Market		AST Neuberger Berman/LSV Mid-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(654)	$(617)	$(8,751)	$(7,337)	$(359)	$(353)
Net realized gains (losses)	626	419	—	—	1,077	1,107
Change in unrealized gains (losses)	(3,597)	5,635	—	—	(2,550)	2,410
Increase (decrease) in net assets from operations	(3,625)	5,437	(8,751)	(7,337)	(1,832)	3,164

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(1,656,109)	(957,494)	—	—
Payments on termination	(508)	(209)	(674,739)	(14,840)	(802)	(2,241)
Contract Maintenance Charge	(7)	(4)	(139)	(117)	(29)	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	2,297,384	990,255	(871)	817
Increase (decrease) in net assets from contract
transactions	(515)	(213)	(33,603)	17,804	(1,702)	(1,452)

INCREASE (DECREASE) IN NET ASSETS	(4,140)	5,224	(42,354)	10,467	(3,534)	1,712
NET ASSETS AT BEGINNING OF PERIOD	46,111	40,887	432,046	421,579	27,613	25,901
NET ASSETS AT END OF PERIOD	$41,971	$46,111	$389,692	$432,046	$24,079	$27,613

UNITS OUTSTANDING
Units outstanding at beginning of period	2,828	2,842	46,809	44,908	1,627	1,718
Units issued	—	—	288,436	103,308	111	84
Units redeemed	(32)	(14)	(292,225)	(101,407)	(214)	(175)
Units outstanding at end of period	2,796	2,828	43,020	46,809	1,524	1,627

See notes to financial statements.

100

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Neuberger Berman Mid-Cap Growth*		AST New Discovery Asset Allocation		AST Parametric Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(550)	$(620)	$(1,087)	$(77)	$(182)	$(216)
Net realized gains (losses)	23,955	447	336	46	(34)	(11)
Change in unrealized gains (losses)	(21,755)	3,626	718	186	(2,301)	(714)
Increase (decrease) in net assets from operations	1,650	3,453	(33)	155	(2,517)	(941)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(372)	(345)	—	—	—	—
Payments on termination	—	(315)	—	—	(347)	(377)
Contract Maintenance Charge	(8)	(11)	(3)	(4)	(39)	(43)
Transfers among the sub-accounts and with the
Fixed Account - net	(56,517)	828	166,454	2,028	2	—
Increase (decrease) in net assets from contract
transactions	(56,897)	157	166,451	2,024	(384)	(420)

INCREASE (DECREASE) IN NET ASSETS	(55,247)	3,610	166,418	2,179	(2,901)	(1,361)
NET ASSETS AT BEGINNING OF PERIOD	55,247	51,637	5,630	3,451	14,476	15,837
NET ASSETS AT END OF PERIOD	$—	$55,247	$172,048	$5,630	$11,575	$14,476

UNITS OUTSTANDING
Units outstanding at beginning of period	3,675	3,663	449	285	1,539	1,584
Units issued	99	91	14,628	247	—	—
Units redeemed	(3,774)	(79)	(677)	(83)	(41)	(45)
Units outstanding at end of period	—	3,675	14,400	449	1,498	1,539

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

101

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST PIMCO Limited Maturity Bond		AST PIMCO Total Return Bond		AST Preservation Asset Allocation
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,157)	$(1,186)	$(1,348)	$(1,431)	$(113,424)	$(135,887)
Net realized gains (losses)	(366)	(766)	1,163	2,119	370,983	349,052
Change in unrealized gains (losses)	848	716	(3,178)	2,599	(354,347)	131,709
Increase (decrease) in net assets from operations	(675)	(1,236)	(3,363)	3,287	(96,788)	344,874

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	40	483
Benefit payments	(290)	(248)	(612)	(520)	—	—
Payments on termination	(5,066)	(6,184)	(19,386)	(8,324)	(493,062)	(1,021,266)
Contract Maintenance Charge	(20)	(18)	(36)	(37)	(26,346)	(27,044)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(16)	(775)	716	(1,207,864)	159,783
Increase (decrease) in net assets from contract
transactions	(5,376)	(6,466)	(20,809)	(8,165)	(1,727,232)	(888,044)

INCREASE (DECREASE) IN NET ASSETS	(6,051)	(7,702)	(24,172)	(4,878)	(1,824,020)	(543,170)
NET ASSETS AT BEGINNING OF PERIOD	95,163	102,865	109,119	113,997	7,944,208	8,487,378
NET ASSETS AT END OF PERIOD	$89,112	$95,163	$84,947	$109,119	$6,120,188	$7,944,208

UNITS OUTSTANDING
Units outstanding at beginning of period	8,253	8,814	7,932	8,522	614,654	684,088
Units issued	—	438	88	1,341	35,468	56,251
Units redeemed	(465)	(999)	(1,618)	(1,931)	(172,524)	(125,685)
Units outstanding at end of period	7,788	8,253	6,402	7,932	477,598	614,654

See notes to financial statements.

102

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Prudential Growth Allocation		AST QMA US Equity Alpha		AST RCM World Trends
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(146,582)	$(150,651)	$(655)	$(608)	$(24,993)	$(25,336)
Net realized gains (losses)	534,405	381,745	1,298	543	55,417	42,802
Change in unrealized gains (losses)	(640,924)	433,091	414	7,695	(56,643)	32,958
Increase (decrease) in net assets from operations	(253,101)	664,185	1,057	7,630	(26,219)	50,424

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(948)	(735)	—	—
Payments on termination	(547,762)	(629,149)	(483)	(197)	(105,399)	(81,208)
Contract Maintenance Charge	(54,177)	(49,184)	(15)	(13)	(4,413)	(4,533)
Transfers among the sub-accounts and with the
Fixed Account - net	1,921,816	131,644	(998)	1,612	(42,601)	13,373
Increase (decrease) in net assets from contract
transactions	1,319,877	(546,689)	(2,444)	667	(152,413)	(72,368)

INCREASE (DECREASE) IN NET ASSETS	1,066,776	117,496	(1,387)	8,297	(178,632)	(21,944)
NET ASSETS AT BEGINNING OF PERIOD	9,408,016	9,290,520	55,549	47,252	1,527,870	1,549,814
NET ASSETS AT END OF PERIOD	$10,474,792	$9,408,016	$54,162	$55,549	$1,349,238	$1,527,870

UNITS OUTSTANDING
Units outstanding at beginning of period	825,939	877,917	3,769	3,709	129,944	136,191
Units issued	344,431	112,931	131	127	4,410	5,325
Units redeemed	(233,644)	(164,909)	(295)	(67)	(17,153)	(11,572)
Units outstanding at end of period	936,726	825,939	3,605	3,769	117,201	129,944

See notes to financial statements.

103

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Schroders Global Tactical		AST Schroders Multi-Asset World Strategies*		AST Small-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,789)	$(7,167)	$(8,068)	$(10,905)	$(11)	$(31)
Net realized gains (losses)	25,495	3,427	156,247	23,443	73	1,844
Change in unrealized gains (losses)	(33,440)	25,817	(164,301)	(3,225)	(74)	(1,918)
Increase (decrease) in net assets from operations	(16,734)	22,077	(16,122)	9,313	(12)	(105)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,850	9,900	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(83,611)	(978)	(34,021)	(61,318)	—	(3,008)
Contract Maintenance Charge	(2,054)	(1,218)	(2,901)	(3,711)	(1)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	632,254	11,797	(599,875)	4,635	(393)	350
Increase (decrease) in net assets from contract
transactions	552,439	19,501	(636,797)	(60,394)	(394)	(2,662)

INCREASE (DECREASE) IN NET ASSETS	535,705	41,578	(652,919)	(51,081)	(406)	(2,767)
NET ASSETS AT BEGINNING OF PERIOD	561,242	519,664	652,919	704,000	922	3,689
NET ASSETS AT END OF PERIOD	$1,096,947	$561,242	$—	$652,919	$516	$922

UNITS OUTSTANDING
Units outstanding at beginning of period	44,279	42,661	55,655	60,897	57	225
Units issued	55,233	2,198	1,473	2,087	37	32
Units redeemed	(10,393)	(580)	(57,128)	(7,329)	(62)	(200)
Units outstanding at end of period	89,119	44,279	—	55,655	32	57

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

104

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(324)	$(313)	$(389)	$(384)	$(671)	$(728)
Net realized gains (losses)	1,044	556	708	436	(283)	(42)
Change in unrealized gains (losses)	(630)	657	(2,022)	1,108	(2,035)	436
Increase (decrease) in net assets from operations	90	900	(1,703)	1,160	(2,989)	(334)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(472)	(367)	—	—	—	—
Payments on termination	(648)	(815)	(320)	(343)	(4,418)	(2,725)
Contract Maintenance Charge	(14)	(15)	(11)	(12)	(24)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(868)	790	(402)	481	(183)	239
Increase (decrease) in net assets from contract
transactions	(2,002)	(407)	(733)	126	(4,625)	(2,507)

INCREASE (DECREASE) IN NET ASSETS	(1,912)	493	(2,436)	1,286	(7,614)	(2,841)
NET ASSETS AT BEGINNING OF PERIOD	25,673	25,180	30,947	29,661	53,246	56,087
NET ASSETS AT END OF PERIOD	$23,761	$25,673	$28,511	$30,947	$45,632	$53,246

UNITS OUTSTANDING
Units outstanding at beginning of period	1,805	1,834	1,980	1,971	4,476	4,678
Units issued	129	104	78	52	52	301
Units redeemed	(265)	(133)	(128)	(43)	(450)	(503)
Units outstanding at end of period	1,669	1,805	1,930	1,980	4,078	4,476

See notes to financial statements.

105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Equity Income*		AST T. Rowe Price Large-Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(80,820)	$(106,121)	$(994)	$(1,268)	$(227)	$(206)
Net realized gains (losses)	641,152	299,251	23,600	757	402	165
Change in unrealized gains (losses)	(638,867)	75,788	(28,370)	4,886	1,357	1,274
Increase (decrease) in net assets from operations	(78,535)	268,918	(5,764)	4,375	1,532	1,233

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	—	—
Benefit payments	—	—	(664)	(693)	—	—
Payments on termination	(918,589)	(860,121)	(313)	(689)	—	—
Contract Maintenance Charge	(12,575)	(12,441)	(8)	(12)	(11)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	(249,573)	(13,637)	(73,255)	1	(496)	413
Increase (decrease) in net assets from contract
transactions	(1,179,237)	(884,699)	(74,240)	(1,393)	(507)	406

INCREASE (DECREASE) IN NET ASSETS	(1,257,772)	(615,781)	(80,004)	2,982	1,025	1,639
NET ASSETS AT BEGINNING OF PERIOD	5,968,950	6,584,731	80,004	77,022	18,748	17,109
NET ASSETS AT END OF PERIOD	$4,711,178	$5,968,950	$—	$80,004	$19,773	$18,748

UNITS OUTSTANDING
Units outstanding at beginning of period	444,924	513,335	7,218	7,343	1,057	1,033
Units issued	91,553	14,049	—	—	42	36
Units redeemed	(177,078)	(82,460)	(7,218)	(125)	(70)	(12)
Units outstanding at end of period	359,399	444,924	—	7,218	1,029	1,057

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

106

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST Wellington Management Hedged Equity		AST Western Asset Core Plus Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,168)	$(1,777)	$(3,092)	$(2,925)	$(126)	$(128)
Net realized gains (losses)	(11,208)	(1,753)	9,448	1,073	59	31
Change in unrealized gains (losses)	(3,578)	(6,150)	(11,057)	9,345	101	863
Increase (decrease) in net assets from operations	(15,954)	(9,680)	(4,701)	7,493	34	766

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(636)	(527)
Payments on termination	(22,302)	(21,259)	(2,970)	(2,547)	—	—
Contract Maintenance Charge	(33)	(57)	(40)	(41)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	1,686	5,936	25,098	45,942	—	—
Increase (decrease) in net assets from contract
transactions	(20,649)	(15,380)	22,088	43,354	(636)	(527)

INCREASE (DECREASE) IN NET ASSETS	(36,603)	(25,060)	17,387	50,847	(602)	239
NET ASSETS AT BEGINNING OF PERIOD	101,434	126,494	210,858	160,011	12,832	12,593
NET ASSETS AT END OF PERIOD	$64,831	$101,434	$228,245	$210,858	$12,230	$12,832

UNITS OUTSTANDING
Units outstanding at beginning of period	11,497	12,915	19,574	15,444	1,000	1,042
Units issued	1,462	1,170	8,629	4,630	—	—
Units redeemed	(3,757)	(2,588)	(6,493)	(500)	(49)	(42)
Units outstanding at end of period	9,202	11,497	21,710	19,574	951	1,000

See notes to financial statements.

107

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth*		AB VPS Growth & Income*		AB VPS International Value*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(291,844)	$(322,546)	$(252,347)	$(341,792)	$41,143	$180,296
Net realized gains (losses)	4,844,730	3,217,117	2,707,664	4,028,955	(320,016)	(300,313)
Change in unrealized gains (losses)	(3,338,528)	(1,032,687)	(2,558,046)	410,789	443,306	(780,696)
Increase (decrease) in net assets from operations	1,214,358	1,861,884	(102,729)	4,097,952	164,433	(900,713)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	653	30,025	1,979	14,082	480	22,514
Benefit payments	(739,091)	(2,913,164)	(2,581,842)	(4,847,264)	(223,865)	(282,362)
Payments on termination	(2,085,728)	(2,579,346)	(4,222,644)	(7,236,670)	(1,152,485)	(1,956,358)
Contract Maintenance Charge	(32,043)	(35,917)	(44,092)	(52,621)	(34,356)	(41,180)
Transfers among the sub-accounts and with the
Fixed Account - net	(678,667)	(324,356)	(1,057,106)	(1,948,617)	(492,401)	719,518
Increase (decrease) in net assets from contract
transactions	(3,534,876)	(5,822,758)	(7,903,705)	(14,071,090)	(1,902,627)	(1,537,868)

INCREASE (DECREASE) IN NET ASSETS	(2,320,518)	(3,960,874)	(8,006,434)	(9,973,138)	(1,738,194)	(2,438,581)
NET ASSETS AT BEGINNING OF PERIOD	18,442,677	22,403,551	54,295,328	64,268,466	10,427,355	12,865,936
NET ASSETS AT END OF PERIOD	$16,122,159	$18,442,677	$46,288,894	$54,295,328	$8,689,161	$10,427,355

UNITS OUTSTANDING
Units outstanding at beginning of period	1,323,754	1,688,658	2,985,124	3,789,566	1,036,597	1,175,806
Units issued	50,456	68,376	44,146	52,735	28,746	93,421
Units redeemed	(295,031)	(433,280)	(475,416)	(857,177)	(206,396)	(232,630)
Units outstanding at end of period	1,079,179	1,323,754	2,553,854	2,985,124	858,947	1,036,597

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

108

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Large Cap Growth*		AB VPS Small/Mid Cap Value*		AB VPS Value*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(268,419)	$(288,279)	$(146,987)	$(197,641)	$677	$(2,262)
Net realized gains (losses)	3,041,483	2,992,083	2,399,126	3,781,579	37,621	51,908
Change in unrealized gains (losses)	(1,402,073)	(929,176)	(3,095,174)	(2,571,308)	(111,368)	36,542
Increase (decrease) in net assets from operations	1,370,991	1,774,628	(843,035)	1,012,630	(73,070)	86,188

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	840	9,685	—	35,548	—	—
Benefit payments	(512,600)	(4,094,067)	(224,101)	(3,516,832)	(20,447)	(73,855)
Payments on termination	(1,711,009)	(1,534,722)	(2,093,747)	(2,547,986)	(119,344)	(134,022)
Contract Maintenance Charge	(16,856)	(16,349)	(48,386)	(56,792)	(2,355)	(3,024)
Transfers among the sub-accounts and with the
Fixed Account - net	(281,152)	(57,821)	(122,137)	(287,938)	(12,861)	(19,718)
Increase (decrease) in net assets from contract
transactions	(2,520,777)	(5,693,274)	(2,488,371)	(6,374,000)	(155,007)	(230,619)

INCREASE (DECREASE) IN NET ASSETS	(1,149,786)	(3,918,646)	(3,331,406)	(5,361,370)	(228,077)	(144,431)
NET ASSETS AT BEGINNING OF PERIOD	16,401,280	20,319,926	13,577,961	18,939,331	944,626	1,089,057
NET ASSETS AT END OF PERIOD	$15,251,494	$16,401,280	$10,246,555	$13,577,961	$716,549	$944,626

UNITS OUTSTANDING
Units outstanding at beginning of period	1,430,587	1,886,363	434,305	646,887	66,606	83,541
Units issued	68,949	92,902	5,139	16,066	555	929
Units redeemed	(270,222)	(548,678)	(85,565)	(228,648)	(11,721)	(17,864)
Units outstanding at end of period	1,229,314	1,430,587	353,879	434,305	55,440	66,606

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

109

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	American Century VP Balanced		American Century VP International		Deutsche Bond VIP A
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4	$9	$(63)	$12	$6,945	$9,626
Net realized gains (losses)	1,177	1,161	24	25	(5,327)	(1,239)
Change in unrealized gains (losses)	(1,600)	(223)	—	(456)	(3,472)	9,929
Increase (decrease) in net assets from operations	(419)	947	(39)	(419)	(1,854)	18,316

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	800	500
Benefit payments	—	—	—	—	(4,230)	(18,108)
Payments on termination	(11,328)	(858)	—	—	(10,261)	(5,534)
Contract Maintenance Charge	—	—	(4)	(4)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	—	1	(102,393)	4,818
Increase (decrease) in net assets from contract
transactions	(11,328)	(859)	(4)	(3)	(116,084)	(18,324)

INCREASE (DECREASE) IN NET ASSETS	(11,747)	88	(43)	(422)	(117,938)	(8)
NET ASSETS AT BEGINNING OF PERIOD	11,747	11,659	5,666	6,088	299,148	299,156
NET ASSETS AT END OF PERIOD	$—	$11,747	$5,623	$5,666	$181,210	$299,148

UNITS OUTSTANDING
Units outstanding at beginning of period	530	569	321	321	18,819	19,927
Units issued	—	—	—	—	703	2,445
Units redeemed	(530)	(39)	—	—	(8,007)	(3,553)
Units outstanding at end of period	—	530	321	321	11,515	18,819

See notes to financial statements.

110

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Capital Growth VIP A		Deutsche Core Equity VIP A		Deutsche CROCI® International VIP A*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(621)	$(989)	$721	$2,155	$7,166	$2,987
Net realized gains (losses)	189,301	119,478	34,060	24,781	(4,060)	(12,723)
Change in unrealized gains (losses)	(90,894)	3,496	(6,424)	35,355	(15,793)	(23,429)
Increase (decrease) in net assets from operations	97,786	121,985	28,357	62,291	(12,687)	(33,165)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,020	6,815	120	1,940	300	320
Benefit payments	(6,962)	(60,591)	(267)	(35,566)	(2,427)	(23,103)
Payments on termination	(88,760)	(38,954)	(46,154)	(23,708)	(9,176)	(15,750)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	162,241	(49,113)	(35,827)	726	1,322	(1,533)
Increase (decrease) in net assets from contract
transactions	68,539	(141,843)	(82,128)	(56,608)	(9,981)	(40,066)

INCREASE (DECREASE) IN NET ASSETS	166,325	(19,858)	(53,771)	5,683	(22,668)	(73,231)
NET ASSETS AT BEGINNING OF PERIOD	1,085,841	1,105,699	616,958	611,275	217,132	290,363
NET ASSETS AT END OF PERIOD	$1,252,166	$1,085,841	$563,187	$616,958	$194,464	$217,132

UNITS OUTSTANDING
Units outstanding at beginning of period	53,549	61,192	33,962	37,342	18,406	21,587
Units issued	10,044	2,660	420	2,186	232	3,546
Units redeemed	(6,372)	(10,303)	(4,726)	(5,566)	(1,076)	(6,727)
Units outstanding at end of period	57,221	53,549	29,656	33,962	17,562	18,406

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

111

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series II		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II		Deutsche Money Market VIP A II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,683	$1,349	$28,538	$30,825	$(1,311)	$(1,234)
Net realized gains (losses)	112,966	146,308	38,086	153,031	—	—
Change in unrealized gains (losses)	(106,459)	(202,088)	(93,346)	(142,937)	—	—
Increase (decrease) in net assets from operations	9,190	(54,431)	(26,722)	40,919	(1,311)	(1,234)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	40,045	—	1,850	—	—
Benefit payments	(1,366)	(18,629)	(13,246)	(54,457)	(2,437)	(467)
Payments on termination	(37,520)	(27,737)	(14,894)	(73,886)	(103,165)	(3,682)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(124,342)	(51,390)	(94,974)	(19,667)	120,610	(331)
Increase (decrease) in net assets from contract
transactions	(162,928)	(57,711)	(123,114)	(146,160)	15,008	(4,480)

INCREASE (DECREASE) IN NET ASSETS	(153,738)	(112,142)	(149,836)	(105,241)	13,697	(5,714)
NET ASSETS AT BEGINNING OF PERIOD	1,063,371	1,175,513	1,204,450	1,309,691	163,351	169,065
NET ASSETS AT END OF PERIOD	$909,633	$1,063,371	$1,054,614	$1,204,450	$177,048	$163,351

UNITS OUTSTANDING
Units outstanding at beginning of period	31,397	33,042	77,686	87,087	15,910	16,364
Units issued	814	2,326	2,650	2,526	12,715	2,554
Units redeemed	(5,476)	(3,971)	(10,803)	(11,927)	(11,259)	(3,008)
Units outstanding at end of period	26,735	31,397	69,533	77,686	17,366	15,910

See notes to financial statements.

112

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Dreyfus Socially Responsible Growth Fund, Inc.		Dreyfus Stock Index Fund
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Small Mid Cap Growth VIP A II		Dreyfus Socially Responsible Growth Fund		Dreyfus Stock Index Fund
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,059)	$(2,710)	$(59)	$(52)	$2,225	$1,878
Net realized gains (losses)	47,935	21,569	2,896	1,500	31,513	14,335
Change in unrealized gains (losses)	(51,010)	(485)	(3,823)	935	(35,019)	48,428
Increase (decrease) in net assets from operations	(6,134)	18,374	(986)	2,383	(1,281)	64,641

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	360	39,705	—	—	—	—
Benefit payments	(173)	(19)	—	—	(14,634)	(23)
Payments on termination	(11,263)	(21,525)	—	—	(20,802)	(11,939)
Contract Maintenance Charge	—	—	(8)	(7)	(201)	(219)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,051)	(17,978)	(1)	—	(2)	(3,777)
Increase (decrease) in net assets from contract
transactions	(36,127)	183	(9)	(7)	(35,639)	(15,958)

INCREASE (DECREASE) IN NET ASSETS	(42,261)	18,557	(995)	2,376	(36,920)	48,683
NET ASSETS AT BEGINNING OF PERIOD	402,959	384,402	22,229	19,853	603,772	555,089
NET ASSETS AT END OF PERIOD	$360,698	$402,959	$21,234	$22,229	$566,852	$603,772

UNITS OUTSTANDING
Units outstanding at beginning of period	21,752	21,779	1,354	1,354	31,983	32,947
Units issued	536	3,373	—	—	2	131
Units redeemed	(2,497)	(3,400)	—	—	(1,942)	(1,095)
Units outstanding at end of period	19,791	21,752	1,354	1,354	30,043	31,983

See notes to financial statements.

113

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Growth & Income		VIF Money Market		Federated Prime Money Fund II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(459)	$(624)	$(7,180)	$(5,288)	$(63,240)	$(73,616)
Net realized gains (losses)	15,506	3,671	—	—	—	—
Change in unrealized gains (losses)	(14,487)	4,165	—	—	—	—
Increase (decrease) in net assets from operations	560	7,212	(7,180)	(5,288)	(63,240)	(73,616)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,948	2,060	2,060
Benefit payments	—	—	36,529	(4,093)	(132,669)	(161,193)
Payments on termination	(19,837)	(8,878)	(2,661,432)	(7,791)	(478,360)	(599,228)
Contract Maintenance Charge	(74)	(70)	(152)	(161)	(4,079)	(4,648)
Transfers among the sub-accounts and with the
Fixed Account - net	(187)	3,071	2,670,131	(68,495)	(102,942)	6,081
Increase (decrease) in net assets from contract
transactions	(20,098)	(5,877)	45,076	(78,592)	(715,990)	(756,928)

INCREASE (DECREASE) IN NET ASSETS	(19,538)	1,335	37,896	(83,880)	(779,230)	(830,544)
NET ASSETS AT BEGINNING OF PERIOD	91,604	90,269	340,831	424,711	4,847,128	5,677,672
NET ASSETS AT END OF PERIOD	$72,066	$91,604	$378,727	$340,831	$4,067,898	$4,847,128

UNITS OUTSTANDING
Units outstanding at beginning of period	4,839	5,209	32,532	40,455	416,136	480,972
Units issued	—	186	288,133	228	4,161	16,441
Units redeemed	(1,124)	(556)	(284,116)	(8,151)	(66,034)	(81,277)
Units outstanding at end of period	3,715	4,839	36,549	32,532	354,263	416,136

See notes to financial statements.

114

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,403)	$(26,146)	$11,147	$10,584	$(36,899)	$(42,200)
Net realized gains (losses)	575,850	587,940	71,435	34,548	322,347	213,743
Change in unrealized gains (losses)	(580,643)	(46,647)	(120,930)	11,962	(90,206)	164,290
Increase (decrease) in net assets from operations	(20,196)	515,147	(38,348)	57,094	195,242	335,833

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,621	48,844	180	180	11,580	15,320
Benefit payments	(30,626)	(166,300)	(5,560)	(36,134)	(11,238)	(5,549)
Payments on termination	(575,857)	(499,647)	(61,436)	(27,810)	(336,191)	(231,681)
Contract Maintenance Charge	(3,353)	(3,786)	(366)	(383)	(3,027)	(3,181)
Transfers among the sub-accounts and with the
Fixed Account - net	31,395	(703,161)	(44,335)	(32,601)	(122,090)	(226,830)
Increase (decrease) in net assets from contract
transactions	(551,820)	(1,324,050)	(111,517)	(96,748)	(460,966)	(451,921)

INCREASE (DECREASE) IN NET ASSETS	(572,016)	(808,903)	(149,865)	(39,654)	(265,724)	(116,088)
NET ASSETS AT BEGINNING OF PERIOD	4,509,458	5,318,361	773,229	812,883	3,462,047	3,578,135
NET ASSETS AT END OF PERIOD	$3,937,442	$4,509,458	$623,364	$773,229	$3,196,323	$3,462,047

UNITS OUTSTANDING
Units outstanding at beginning of period	181,361	238,188	38,982	44,117	230,751	261,499
Units issued	5,370	5,209	799	968	1,490	8,952
Units redeemed	(26,978)	(62,036)	(6,491)	(6,103)	(31,263)	(39,700)
Units outstanding at end of period	159,753	181,361	33,290	38,982	200,978	230,751

See notes to financial statements.

115

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income		VIP Index 500		VIP Investment Grade Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,388	$22,027	$20,407	$5,123	$13,479	$10,826
Net realized gains (losses)	(2,201)	2,044	215,474	373,677	4,127	2,908
Change in unrealized gains (losses)	(48,369)	(20,950)	(234,763)	90,313	(35,406)	40,056
Increase (decrease) in net assets from operations	(24,182)	3,121	1,118	469,113	(17,800)	53,790

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	750	1,776	15,087	11,026	5,042	8,944
Benefit payments	(4,933)	1,035	(60,347)	(42,676)	(529)	(821)
Payments on termination	(23,458)	(136,166)	(477,600)	(855,377)	(181,864)	(165,461)
Contract Maintenance Charge	(447)	(526)	(2,478)	(2,763)	(885)	(1,018)
Transfers among the sub-accounts and with the
Fixed Account - net	4,070	(22,654)	7,453	(55,497)	(3,099)	132,858
Increase (decrease) in net assets from contract
transactions	(24,018)	(156,535)	(517,885)	(945,287)	(181,335)	(25,498)

INCREASE (DECREASE) IN NET ASSETS	(48,200)	(153,414)	(516,767)	(476,174)	(199,135)	28,292
NET ASSETS AT BEGINNING OF PERIOD	520,275	673,689	3,923,207	4,399,381	1,214,557	1,186,265
NET ASSETS AT END OF PERIOD	$472,075	$520,275	$3,406,440	$3,923,207	$1,015,422	$1,214,557

UNITS OUTSTANDING
Units outstanding at beginning of period	33,331	43,151	246,267	309,144	62,837	64,144
Units issued	793	1,017	3,070	8,781	703	10,398
Units redeemed	(2,373)	(10,837)	(35,082)	(71,658)	(10,041)	(11,705)
Units outstanding at end of period	31,751	33,331	214,255	246,267	53,499	62,837

See notes to financial statements.

116

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas		VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(485)	$(1,972)	$101	$(106)	$(340,249)	$(436,728)
Net realized gains (losses)	18,924	45,449	109	94	5,858,029	4,193,780
Change in unrealized gains (losses)	4,462	(127,555)	(610)	496	(5,847,555)	528,668
Increase (decrease) in net assets from operations	22,901	(84,078)	(400)	484	(329,775)	4,285,720

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,461	4,323	—	—	33,433	36,959
Benefit payments	(114)	(77,052)	—	—	(1,447,808)	(1,602,823)
Payments on termination	(147,511)	(97,806)	—	—	(6,222,963)	(9,530,501)
Contract Maintenance Charge	(615)	(728)	—	—	(140,618)	(168,261)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,318)	(178,824)	20,729	—	(1,618,579)	(959,334)
Increase (decrease) in net assets from contract
transactions	(153,097)	(350,087)	20,729	—	(9,396,535)	(12,223,960)

INCREASE (DECREASE) IN NET ASSETS	(130,196)	(434,165)	20,329	484	(9,726,310)	(7,938,240)
NET ASSETS AT BEGINNING OF PERIOD	720,894	1,155,059	12,995	12,511	43,004,199	50,942,439
NET ASSETS AT END OF PERIOD	$590,698	$720,894	$33,324	$12,995	$33,277,889	$43,004,199

UNITS OUTSTANDING
Units outstanding at beginning of period	55,399	79,639	864	864	2,424,427	3,151,895
Units issued	408	618	1,391	—	109,813	110,876
Units redeemed	(11,092)	(24,858)	—	—	(619,941)	(838,344)
Units outstanding at end of period	44,715	55,399	2,255	864	1,914,299	2,424,427

See notes to financial statements.

117

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,447	$6,171	$(3,706)	$(23,337)	$(3,266)	$(18,181)
Net realized gains (losses)	58,730	18,010	116,530	352,611	130,528	338,817
Change in unrealized gains (losses)	(96,485)	17,765	(202,605)	(198,094)	(195,744)	(192,051)
Increase (decrease) in net assets from operations	(30,308)	41,946	(89,781)	131,180	(68,482)	128,585

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	3,402	1,380	1,380
Benefit payments	(12,723)	(4,217)	(107,745)	(36,107)	(166,251)	(115,876)
Payments on termination	(71,305)	(57,088)	(270,957)	(1,488,654)	(418,065)	(935,433)
Contract Maintenance Charge	(198)	(217)	(14,286)	(18,867)	(17,910)	(21,989)
Transfers among the sub-accounts and with the
Fixed Account - net	4,380	(3,565)	235,042	(98,290)	296,033	(347,551)
Increase (decrease) in net assets from contract
transactions	(79,846)	(65,087)	(157,946)	(1,638,516)	(304,813)	(1,419,469)

INCREASE (DECREASE) IN NET ASSETS	(110,154)	(23,141)	(247,727)	(1,507,336)	(373,295)	(1,290,884)
NET ASSETS AT BEGINNING OF PERIOD	617,227	640,368	4,307,586	5,814,922	3,911,900	5,202,784
NET ASSETS AT END OF PERIOD	$507,073	$617,227	$4,059,859	$4,307,586	$3,538,605	$3,911,900

UNITS OUTSTANDING
Units outstanding at beginning of period	37,208	41,179	316,539	437,738	289,718	396,610
Units issued	291	434	35,498	5,193	22,588	7,072
Units redeemed	(4,907)	(4,405)	(46,513)	(126,392)	(44,222)	(113,964)
Units outstanding at end of period	32,592	37,208	305,524	316,539	268,084	289,718

See notes to financial statements.

118

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,859)	$(9,806)	$(3,873)	$(8,788)	$(126,832)	$(150,639)
Net realized gains (losses)	103,358	185,434	32,266	52,734	—	—
Change in unrealized gains (losses)	(130,262)	(97,594)	(61,157)	(8,957)	—	—
Increase (decrease) in net assets from operations	(34,763)	78,034	(32,764)	34,989	(126,832)	(150,639)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	190,524	—
Benefit payments	(359,835)	—	(63,522)	(105,026)	(477,763)	(332,363)
Payments on termination	(429,170)	(361,978)	(642,112)	(405,570)	(4,282,123)	(4,487,106)
Contract Maintenance Charge	(6,871)	(10,526)	(6,373)	(8,496)	(34,560)	(35,988)
Transfers among the sub-accounts and with the
Fixed Account - net	185,550	(154,931)	755,908	114,620	3,346,753	4,037,910
Increase (decrease) in net assets from contract
transactions	(610,326)	(527,435)	43,901	(404,472)	(1,257,169)	(817,547)

INCREASE (DECREASE) IN NET ASSETS	(645,089)	(449,401)	11,137	(369,483)	(1,384,001)	(968,186)
NET ASSETS AT BEGINNING OF PERIOD	2,173,153	2,622,554	1,486,557	1,856,040	8,470,622	9,438,808
NET ASSETS AT END OF PERIOD	$1,528,064	$2,173,153	$1,497,694	$1,486,557	$7,086,621	$8,470,622

UNITS OUTSTANDING
Units outstanding at beginning of period	158,498	196,604	119,772	151,651	880,057	961,281
Units issued	17,303	6,672	71,108	11,675	498,460	581,289
Units redeemed	(62,275)	(44,778)	(67,744)	(43,554)	(627,735)	(662,513)
Units outstanding at end of period	113,526	158,498	123,136	119,772	750,782	880,057

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

119

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,334)	$(2,414)	$3,174	$(50,772)	$(15,463)	$—
Net realized gains (losses)	15,835	7,196	687,872	2,444,063	124,805	—
Change in unrealized gains (losses)	(5,346)	8,283	(920,860)	(1,753,443)	(146,455)	—
Increase (decrease) in net assets from operations	8,155	13,065	(229,814)	639,848	(37,113)	—

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	60	240	12,729	—	—
Benefit payments	—	(1,144)	(149,038)	(5,454,580)	(25,620)	—
Payments on termination	(19,615)	(10,542)	(668,103)	(1,376,237)	(40,019)	—
Contract Maintenance Charge	(106)	(97)	(21,257)	(26,021)	(3,792)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(519)	10,817	(267,890)	(65,676)	1,520,729	—
Increase (decrease) in net assets from contract
transactions	(20,180)	(906)	(1,106,048)	(6,909,785)	1,451,298	—

INCREASE (DECREASE) IN NET ASSETS	(12,025)	12,159	(1,335,862)	(6,269,937)	1,414,185	—
NET ASSETS AT BEGINNING OF PERIOD	157,524	145,365	6,354,099	12,624,036	—	—
NET ASSETS AT END OF PERIOD	$145,499	$157,524	$5,018,237	$6,354,099	$1,414,185	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	10,822	10,880	356,307	760,583	—	—
Units issued	9	815	9,288	28,678	93,647	—
Units redeemed	(1,174)	(873)	(71,604)	(432,954)	(17,155)	—
Units outstanding at end of period	9,657	10,822	293,991	356,307	76,492	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

120

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth Stock (Service Class 2)*		VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,164)	$(14,357)	$139,711	$147,771	$7,938	$(19,296)
Net realized gains (losses)	362,190	243,001	(23,429)	45,831	355,801	851,592
Change in unrealized gains (losses)	(270,057)	(93,915)	(265,360)	(195,793)	(419,508)	(4,195)
Increase (decrease) in net assets from operations	86,969	134,729	(149,078)	(2,191)	(55,769)	828,101

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	35,205	144	144	28,044	40,785
Benefit payments	(610)	(45,041)	(51,202)	(250,212)	(69,545)	(183,409)
Payments on termination	(92,442)	(224,275)	(472,119)	(797,047)	(774,619)	(1,102,144)
Contract Maintenance Charge	(1,028)	(4,639)	(9,102)	(11,601)	(23,196)	(27,054)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,543,224)	108,759	(328,375)	(85,693)	577,183	(854,743)
Increase (decrease) in net assets from contract
transactions	(1,637,304)	(129,991)	(860,654)	(1,144,409)	(262,133)	(2,126,565)

INCREASE (DECREASE) IN NET ASSETS	(1,550,335)	4,738	(1,009,732)	(1,146,600)	(317,902)	(1,298,464)
NET ASSETS AT BEGINNING OF PERIOD	1,550,335	1,545,597	3,846,223	4,992,823	7,964,744	9,263,208
NET ASSETS AT END OF PERIOD	$—	$1,550,335	$2,836,491	$3,846,223	$7,646,842	$7,964,744

UNITS OUTSTANDING
Units outstanding at beginning of period	86,692	95,366	238,437	306,863	498,693	643,567
Units issued	2,686	20,940	7,798	13,518	77,279	93,179
Units redeemed	(89,378)	(29,614)	(59,155)	(81,944)	(93,779)	(238,053)
Units outstanding at end of period	—	86,692	187,080	238,437	482,193	498,693

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

121

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4	$5	$(157,272)	$(216,426)	$(240)	$(256)
Net realized gains (losses)	(11)	(19)	1,649,038	883,776	1,136	412
Change in unrealized gains (losses)	(22)	73	(1,763,835)	(168,717)	(166)	(4,040)
Increase (decrease) in net assets from operations	(29)	59	(272,069)	498,633	730	(3,884)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	910	4,434	—	—
Benefit payments	—	—	(696,340)	(1,352,519)	—	—
Payments on termination	(470)	(535)	(1,522,123)	(2,170,175)	(6,757)	(2,850)
Contract Maintenance Charge	(3)	(3)	(43,620)	(50,333)	(17)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	25	40	12,648	(86,357)	(1)	80
Increase (decrease) in net assets from contract
transactions	(448)	(498)	(2,248,525)	(3,654,950)	(6,775)	(2,784)

INCREASE (DECREASE) IN NET ASSETS	(477)	(439)	(2,520,594)	(3,156,317)	(6,045)	(6,668)
NET ASSETS AT BEGINNING OF PERIOD	1,380	1,819	12,150,613	15,306,930	33,873	40,541
NET ASSETS AT END OF PERIOD	$903	$1,380	$9,630,019	$12,150,613	$27,828	$33,873

UNITS OUTSTANDING
Units outstanding at beginning of period	92	125	672,344	868,781	2,362	2,528
Units issued	2	3	42,251	80,563	—	5
Units redeemed	(31)	(36)	(164,753)	(277,000)	(362)	(171)
Units outstanding at end of period	63	92	549,842	672,344	2,000	2,362

See notes to financial statements.

122

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Flex Cap Growth VIP		Franklin Growth and Income VIP		Franklin High Income VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,300)	$(35,588)	$418,096	$244,668	$432,258	$427,892
Net realized gains (losses)	1,053,082	511,039	1,521,993	1,299,069	(58,655)	172,157
Change in unrealized gains (losses)	(972,360)	(392,562)	(2,533,160)	529,765	(1,234,392)	(723,362)
Increase (decrease) in net assets from operations	51,422	82,889	(593,071)	2,073,502	(860,789)	(123,313)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20,080	35,951	—	600
Benefit payments	(102,385)	(111,719)	(504,746)	(745,134)	(242,469)	(214,853)
Payments on termination	(212,059)	(360,314)	(2,937,299)	(4,734,018)	(717,091)	(1,258,245)
Contract Maintenance Charge	(6,805)	(8,099)	(92,545)	(109,125)	(10,830)	(13,073)
Transfers among the sub-accounts and with the
Fixed Account - net	(68,127)	(86,520)	(1,143,422)	(676,988)	247	401,926
Increase (decrease) in net assets from contract
transactions	(389,376)	(566,652)	(4,657,932)	(6,229,314)	(970,143)	(1,083,645)

INCREASE (DECREASE) IN NET ASSETS	(337,954)	(483,763)	(5,251,003)	(4,155,812)	(1,830,932)	(1,206,958)
NET ASSETS AT BEGINNING OF PERIOD	1,854,897	2,338,660	27,037,553	31,193,365	9,072,775	10,279,733
NET ASSETS AT END OF PERIOD	$1,516,943	$1,854,897	$21,786,550	$27,037,553	$7,241,843	$9,072,775

UNITS OUTSTANDING
Units outstanding at beginning of period	106,555	139,825	1,199,409	1,485,522	535,035	595,263
Units issued	1,010	5,090	37,565	50,856	33,185	59,470
Units redeemed	(22,722)	(38,360)	(244,212)	(336,969)	(90,200)	(119,698)
Units outstanding at end of period	84,843	106,555	992,762	1,199,409	478,020	535,035

See notes to financial statements.

123

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Income VIP		Franklin Large Cap Growth VIP		Franklin Mutual Global Discovery VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,049,051	$4,496,117	$(355,986)	$(149,444)	$155,881	$76,630
Net realized gains (losses)	236,473	2,560,687	8,600,020	2,862,221	900,187	1,453,776
Change in unrealized gains (losses)	(11,659,540)	(2,449,568)	(7,012,464)	445,582	(1,736,807)	(845,425)
Increase (decrease) in net assets from operations	(8,374,016)	4,607,236	1,231,570	3,158,359	(680,739)	684,981

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	67,715	184,679	24,923	39,216	1,631	1,800
Benefit payments	(5,371,464)	(4,987,472)	(913,831)	(708,343)	(320,708)	(332,370)
Payments on termination	(15,616,253)	(20,689,514)	(4,317,919)	(5,783,113)	(1,660,526)	(2,333,290)
Contract Maintenance Charge	(248,276)	(315,816)	(90,990)	(108,059)	(52,080)	(60,632)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,125,554)	(604,204)	(1,030,729)	(2,217,270)	(157,563)	(54,258)
Increase (decrease) in net assets from contract
transactions	(22,293,832)	(26,412,327)	(6,328,546)	(8,777,569)	(2,189,246)	(2,778,750)

INCREASE (DECREASE) IN NET ASSETS	(30,667,848)	(21,805,091)	(5,096,976)	(5,619,210)	(2,869,985)	(2,093,769)
NET ASSETS AT BEGINNING OF PERIOD	115,408,465	137,213,556	28,432,752	34,051,962	15,526,779	17,620,548
NET ASSETS AT END OF PERIOD	$84,740,617	$115,408,465	$23,335,776	$28,432,752	$12,656,794	$15,526,779

UNITS OUTSTANDING
Units outstanding at beginning of period	6,536,000	7,995,688	1,755,652	2,323,911	933,905	1,098,656
Units issued	418,776	371,175	68,162	55,193	45,600	48,774
Units redeemed	(1,700,785)	(1,830,863)	(433,897)	(623,452)	(174,822)	(213,525)
Units outstanding at end of period	5,253,991	6,536,000	1,389,917	1,755,652	804,683	933,905

See notes to financial statements.

124

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Shares VIP		Franklin Small Cap Value VIP		Franklin Small-Mid Cap Growth VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$790,620	$243,990	$(231,289)	$(291,884)	$(15,628)	$(17,487)
Net realized gains (losses)	6,906,186	4,301,461	4,456,788	4,884,243	269,907	268,814
Change in unrealized gains (losses)	(11,137,085)	(698,424)	(6,334,109)	(4,932,019)	(285,756)	(190,122)
Increase (decrease) in net assets from operations	(3,440,279)	3,847,027	(2,108,610)	(339,660)	(31,477)	61,205

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,196	40,973	23,979	45,748	1,310	800
Benefit payments	(2,507,895)	(2,076,854)	(1,105,933)	(653,063)	(29,821)	(5,863)
Payments on termination	(7,871,494)	(10,317,805)	(2,939,437)	(5,183,376)	(109,537)	(106,912)
Contract Maintenance Charge	(164,893)	(196,004)	(71,524)	(87,467)	(3,563)	(3,761)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,868,370)	(2,055,851)	259,411	(1,070,175)	(14,539)	(33,753)
Increase (decrease) in net assets from contract
transactions	(12,381,456)	(14,605,541)	(3,833,504)	(6,948,333)	(156,150)	(149,489)

INCREASE (DECREASE) IN NET ASSETS	(15,821,735)	(10,758,514)	(5,942,114)	(7,287,993)	(187,627)	(88,284)
NET ASSETS AT BEGINNING OF PERIOD	65,115,364	75,873,878	26,530,953	33,818,946	1,067,211	1,155,495
NET ASSETS AT END OF PERIOD	$49,293,629	$65,115,364	$20,588,839	$26,530,953	$879,584	$1,067,211

UNITS OUTSTANDING
Units outstanding at beginning of period	3,195,738	3,925,250	878,814	1,108,578	38,774	44,710
Units issued	124,471	79,789	54,146	48,498	284	936
Units redeemed	(734,562)	(809,301)	(181,781)	(278,262)	(6,022)	(6,872)
Units outstanding at end of period	2,585,647	3,195,738	751,179	878,814	33,036	38,774

See notes to financial statements.

125

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin U.S. Government Securities VIP		Templeton Developing Markets VIP		Templeton Foreign VIP
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$131,197	$182,038	$34,722	$(19,608)	$928,362	$180,727
Net realized gains (losses)	(71,660)	(53,756)	645,521	(82,482)	2,116,533	2,830,766
Change in unrealized gains (losses)	(209,385)	189,054	(2,785,050)	(1,154,616)	(7,031,400)	(12,065,194)
Increase (decrease) in net assets from operations	(149,848)	317,336	(2,104,807)	(1,256,706)	(3,986,505)	(9,053,701)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,888	8,713	73,452	33,678	71,847	102,282
Benefit payments	(351,615)	(754,020)	(209,282)	(240,986)	(1,874,568)	(4,672,028)
Payments on termination	(2,202,296)	(2,843,917)	(1,639,059)	(2,403,652)	(8,003,977)	(12,462,943)
Contract Maintenance Charge	(60,014)	(69,490)	(37,194)	(48,393)	(166,328)	(209,385)
Transfers among the sub-accounts and with the
Fixed Account - net	(185,996)	(249,998)	936,641	125,649	(669,762)	2,837,228
Increase (decrease) in net assets from contract
transactions	(2,793,033)	(3,908,712)	(875,442)	(2,533,704)	(10,642,788)	(14,404,846)

INCREASE (DECREASE) IN NET ASSETS	(2,942,881)	(3,591,376)	(2,980,249)	(3,790,410)	(14,629,293)	(23,458,547)
NET ASSETS AT BEGINNING OF PERIOD	15,520,729	19,112,105	10,814,917	14,605,327	63,482,078	86,940,625
NET ASSETS AT END OF PERIOD	$12,577,848	$15,520,729	$7,834,668	$10,814,917	$48,852,785	$63,482,078

UNITS OUTSTANDING
Units outstanding at beginning of period	1,229,634	1,541,131	352,480	428,760	3,434,868	4,141,649
Units issued	76,819	100,093	54,244	34,352	158,283	294,466
Units redeemed	(298,298)	(411,590)	(82,650)	(110,632)	(718,256)	(1,001,247)
Units outstanding at end of period	1,008,155	1,229,634	324,074	352,480	2,874,895	3,434,868

See notes to financial statements.

126

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Global Bond VIP		Templeton Growth VIP		VIT Large Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,922	$61,520	$10,291	$(647)	$(11,042)	$(14,952)
Net realized gains (losses)	9,998	31,802	15,062	21,467	319,488	760,853
Change in unrealized gains (losses)	(170,423)	(82,641)	(93,287)	(64,265)	(481,307)	(371,099)
Increase (decrease) in net assets from operations	(76,503)	10,681	(67,934)	(43,445)	(172,861)	374,802

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	144	4,827
Benefit payments	(22,118)	(35,274)	(19,905)	(19,321)	(111,520)	(73,542)
Payments on termination	(124,631)	(226,763)	(64,312)	(33,210)	(397,004)	(679,075)
Contract Maintenance Charge	(2,032)	(2,416)	(360)	(402)	(10,846)	(12,281)
Transfers among the sub-accounts and with the
Fixed Account - net	19,086	13,031	(11,994)	(58,884)	22,438	(169,129)
Increase (decrease) in net assets from contract
transactions	(129,695)	(251,422)	(96,571)	(111,817)	(496,788)	(929,200)

INCREASE (DECREASE) IN NET ASSETS	(206,198)	(240,741)	(164,505)	(155,262)	(669,649)	(554,398)
NET ASSETS AT BEGINNING OF PERIOD	1,426,255	1,666,996	955,811	1,111,073	3,281,631	3,836,029
NET ASSETS AT END OF PERIOD	$1,220,057	$1,426,255	$791,306	$955,811	$2,611,982	$3,281,631

UNITS OUTSTANDING
Units outstanding at beginning of period	49,704	58,543	44,544	50,040	203,784	263,723
Units issued	2,373	8,038	311	140	9,047	4,055
Units redeemed	(7,039)	(16,877)	(4,810)	(5,636)	(40,176)	(63,994)
Units outstanding at end of period	45,038	49,704	40,045	44,544	172,655	203,784

See notes to financial statements.

127

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Mid Cap Value		VIT Small Cap Equity Insights		VIT Strategic Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,980)	$(23,192)	$(72,921)	$(70,928)	$(231)	$(202)
Net realized gains (losses)	219,530	695,571	760,179	1,235,833	1,572	4,516
Change in unrealized gains (losses)	(470,429)	(322,801)	(834,940)	(923,375)	(855)	(1,740)
Increase (decrease) in net assets from operations	(284,879)	349,578	(147,682)	241,530	486	2,574

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,350	192	12,613	—	—
Benefit payments	(73,337)	(57,123)	(186,478)	(1,411,550)	—	—
Payments on termination	(234,366)	(823,125)	(735,425)	(1,532,536)	—	—
Contract Maintenance Charge	(7,738)	(9,338)	(15,758)	(19,239)	(21)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,308)	(68,073)	(434,915)	(107,526)	1	—
Increase (decrease) in net assets from contract
transactions	(328,749)	(956,309)	(1,372,384)	(3,058,238)	(20)	(20)

INCREASE (DECREASE) IN NET ASSETS	(613,628)	(606,731)	(1,520,066)	(2,816,708)	466	2,554
NET ASSETS AT BEGINNING OF PERIOD	2,946,718	3,553,449	5,940,117	8,756,825	23,726	21,172
NET ASSETS AT END OF PERIOD	$2,333,090	$2,946,718	$4,420,051	$5,940,117	$24,192	$23,726

UNITS OUTSTANDING
Units outstanding at beginning of period	141,902	192,083	354,210	548,898	1,382	1,383
Units issued	1,848	1,490	11,644	18,733	—	—
Units redeemed	(18,114)	(51,671)	(88,160)	(213,421)	(1)	(1)
Units outstanding at end of period	125,636	141,902	277,694	354,210	1,381	1,382

See notes to financial statements.

128

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	VIT U.S. Equity Insights		Invesco V.I. American Franchise		Invesco V.I. American Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,180)	$(21,165)	$(1,213,795)	$(1,269,256)	$(572,951)	$(583,748)
Net realized gains (losses)	552,840	772,309	5,074,357	4,730,899	6,864,847	6,829,763
Change in unrealized gains (losses)	(620,887)	(28,795)	(1,002,543)	2,234,534	(10,388,710)	(2,647,941)
Increase (decrease) in net assets from operations	(85,227)	722,349	2,858,019	5,696,177	(4,096,814)	3,598,074

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	11,168	29,135	92,296	6,606	53,573
Benefit payments	(173,278)	(182,087)	(3,396,397)	(5,080,493)	(2,066,106)	(1,474,726)
Payments on termination	(499,993)	(984,329)	(6,447,043)	(7,204,207)	(4,036,873)	(6,114,472)
Contract Maintenance Charge	(13,844)	(17,275)	(48,789)	(52,142)	(34,023)	(40,116)
Transfers among the sub-accounts and with the
Fixed Account - net	(101,078)	(407,339)	(1,410,830)	(1,304,453)	(389,765)	(795,302)
Increase (decrease) in net assets from contract
transactions	(787,953)	(1,579,862)	(11,273,924)	(13,548,999)	(6,520,161)	(8,371,043)

INCREASE (DECREASE) IN NET ASSETS	(873,180)	(857,513)	(8,415,905)	(7,852,822)	(10,616,975)	(4,772,969)
NET ASSETS AT BEGINNING OF PERIOD	4,935,089	5,792,602	86,128,509	93,981,331	45,105,961	49,878,930
NET ASSETS AT END OF PERIOD	$4,061,909	$4,935,089	$77,712,604	$86,128,509	$34,488,986	$45,105,961

UNITS OUTSTANDING
Units outstanding at beginning of period	279,465	375,120	5,740,180	6,844,728	1,920,692	2,293,762
Units issued	9,538	6,600	142,878	151,708	67,165	62,791
Units redeemed	(54,185)	(102,255)	(879,296)	(1,256,256)	(344,368)	(435,861)
Units outstanding at end of period	234,818	279,465	5,003,762	5,740,180	1,643,489	1,920,692

See notes to financial statements.

129

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$116,288	$(52,989)	$(259,322)	$(524,825)	$222,589	$294,392
Net realized gains (losses)	1,804,349	2,234,533	12,201,429	5,742,610	(238,372)	(186,877)
Change in unrealized gains (losses)	(3,887,030)	191,130	(17,355,704)	431,701	(102,116)	425,523
Increase (decrease) in net assets from operations	(1,966,393)	2,372,674	(5,413,597)	5,649,486	(117,899)	533,038

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,230	2,060	20,845	82,843	3,980	150
Benefit payments	(1,631,195)	(1,823,546)	(3,550,232)	(4,009,711)	(581,921)	(321,224)
Payments on termination	(2,037,621)	(3,348,085)	(6,444,525)	(6,761,471)	(774,826)	(641,591)
Contract Maintenance Charge	(11,291)	(13,185)	(41,003)	(45,134)	(2,334)	(2,674)
Transfers among the sub-accounts and with the
Fixed Account - net	(513,716)	(296,411)	(933,766)	(1,243,982)	(31,506)	(9,691)
Increase (decrease) in net assets from contract
transactions	(4,189,593)	(5,479,167)	(10,948,681)	(11,977,455)	(1,386,607)	(975,030)

INCREASE (DECREASE) IN NET ASSETS	(6,155,986)	(3,106,493)	(16,362,278)	(6,327,969)	(1,504,506)	(441,992)
NET ASSETS AT BEGINNING OF PERIOD	29,816,094	32,922,587	84,650,483	90,978,452	8,063,800	8,505,792
NET ASSETS AT END OF PERIOD	$23,660,108	$29,816,094	$68,288,205	$84,650,483	$6,559,294	$8,063,800

UNITS OUTSTANDING
Units outstanding at beginning of period	1,429,307	1,699,015	4,153,101	4,779,864	554,830	623,556
Units issued	47,036	51,200	89,753	118,999	24,758	39,451
Units redeemed	(251,989)	(320,908)	(629,721)	(745,762)	(120,537)	(108,177)
Units outstanding at end of period	1,224,354	1,429,307	3,613,133	4,153,101	459,051	554,830

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

130

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$362,731	$410,312	$279,858	$90,144	$(33,541)	$188,015
Net realized gains (losses)	9,795,750	10,620,039	2,915,963	2,264,512	1,492,691	591,965
Change in unrealized gains (losses)	(9,004,799)	5,255,241	(4,101,600)	(393,256)	(2,177,899)	(994,120)
Increase (decrease) in net assets from operations	1,153,682	16,285,592	(905,779)	1,961,400	(718,749)	(214,140)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	58,445	134,688	10,168	55,084	21,651	2,736
Benefit payments	(6,484,666)	(6,134,446)	(1,594,049)	(1,177,122)	(1,796,736)	(1,689,772)
Payments on termination	(10,699,211)	(12,793,984)	(2,321,665)	(2,318,182)	(2,206,522)	(3,144,763)
Contract Maintenance Charge	(65,222)	(70,296)	(10,294)	(11,202)	(15,216)	(17,434)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,375,620)	(2,345,805)	308,257	400,765	(325,086)	(651,444)
Increase (decrease) in net assets from contract
transactions	(18,566,274)	(21,209,843)	(3,607,583)	(3,050,657)	(4,321,909)	(5,500,677)

INCREASE (DECREASE) IN NET ASSETS	(17,412,592)	(4,924,251)	(4,513,362)	(1,089,257)	(5,040,658)	(5,714,817)
NET ASSETS AT BEGINNING OF PERIOD	152,078,429	157,002,680	27,029,261	28,118,518	32,900,338	38,615,155
NET ASSETS AT END OF PERIOD	$134,665,837	$152,078,429	$22,515,899	$27,029,261	$27,859,680	$32,900,338

UNITS OUTSTANDING
Units outstanding at beginning of period	3,399,083	3,919,006	1,487,824	1,669,671	1,498,327	1,754,079
Units issued	53,836	119,017	71,249	104,676	23,363	23,571
Units redeemed	(490,000)	(638,940)	(277,746)	(286,523)	(218,613)	(279,323)
Units outstanding at end of period	2,962,919	3,399,083	1,281,327	1,487,824	1,303,077	1,498,327

See notes to financial statements.

131

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Securities		Invesco V.I. High Yield		Invesco V.I. International Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$61,091	$149,633	$522,386	$479,601	$6,395	$33,866
Net realized gains (losses)	(49,635)	(62,258)	(103,803)	41,915	1,104,420	1,260,485
Change in unrealized gains (losses)	(93,186)	162,456	(981,939)	(405,961)	(1,748,741)	(1,505,804)
Increase (decrease) in net assets from operations	(81,730)	249,831	(563,356)	115,555	(637,926)	(211,453)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,780	8,139	724	37,263
Benefit payments	(369,655)	(350,174)	(808,792)	(894,611)	(733,835)	(322,023)
Payments on termination	(657,376)	(998,340)	(986,337)	(1,173,221)	(1,457,215)	(1,844,255)
Contract Maintenance Charge	(3,722)	(4,164)	(7,448)	(8,676)	(8,648)	(9,842)
Transfers among the sub-accounts and with the
Fixed Account - net	148,926	(251,562)	29,260	(709,914)	(259,559)	(377,896)
Increase (decrease) in net assets from contract
transactions	(881,827)	(1,604,240)	(1,769,537)	(2,778,283)	(2,458,533)	(2,516,753)

INCREASE (DECREASE) IN NET ASSETS	(963,557)	(1,354,409)	(2,332,893)	(2,662,728)	(3,096,459)	(2,728,206)
NET ASSETS AT BEGINNING OF PERIOD	8,618,534	9,972,943	14,530,058	17,192,786	20,588,811	23,317,017
NET ASSETS AT END OF PERIOD	$7,654,977	$8,618,534	$12,197,165	$14,530,058	$17,492,352	$20,588,811

UNITS OUTSTANDING
Units outstanding at beginning of period	525,926	624,964	835,013	993,310	1,006,350	1,125,618
Units issued	42,547	39,200	49,368	43,527	36,153	40,442
Units redeemed	(95,892)	(138,238)	(155,976)	(201,824)	(156,186)	(159,710)
Units outstanding at end of period	472,581	525,926	728,405	835,013	886,317	1,006,350

See notes to financial statements.

132

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(434)	$91,952	$(116,682)	$(165,507)	$(114,407)	$(115,934)
Net realized gains (losses)	2,190,182	404,214	1,134,112	1,677,566	889,760	334,151
Change in unrealized gains (losses)	(2,396,506)	592,240	(1,533,549)	(1,164,283)	(772,160)	300,805
Increase (decrease) in net assets from operations	(206,758)	1,088,406	(516,119)	347,776	3,193	519,022

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,538	2,727	180	180
Benefit payments	(320,569)	(10,134)	(238,010)	(217,601)	(120,596)	(93,601)
Payments on termination	(429,220)	(355,800)	(772,606)	(1,113,100)	(452,121)	(833,809)
Contract Maintenance Charge	(2,465)	(2,485)	(3,103)	(3,441)	(2,691)	(2,770)
Transfers among the sub-accounts and with the
Fixed Account - net	82,995	4,902	(192,654)	(173,843)	(53,902)	(15,497)
Increase (decrease) in net assets from contract
transactions	(669,259)	(363,517)	(1,204,835)	(1,505,258)	(629,130)	(945,497)

INCREASE (DECREASE) IN NET ASSETS	(876,017)	724,889	(1,720,954)	(1,157,482)	(625,937)	(426,475)
NET ASSETS AT BEGINNING OF PERIOD	6,545,885	5,820,996	10,886,538	12,044,020	8,106,731	8,533,206
NET ASSETS AT END OF PERIOD	$5,669,868	$6,545,885	$9,165,584	$10,886,538	$7,480,794	$8,106,731

UNITS OUTSTANDING
Units outstanding at beginning of period	261,300	276,483	509,632	585,366	348,161	390,591
Units issued	15,583	13,140	17,539	24,461	12,806	13,145
Units redeemed	(42,206)	(28,323)	(72,930)	(100,195)	(39,604)	(55,575)
Units outstanding at end of period	234,677	261,300	454,241	509,632	321,363	348,161

See notes to financial statements.

133

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Money Market		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(74,008)	$(94,402)	$86,691	$132,636	$(41,639)	$(41,733)
Net realized gains (losses)	—	—	5,104,337	2,039,829	440,093	377,703
Change in unrealized gains (losses)	—	—	(5,336,658)	1,487,747	(245,560)	(63,609)
Increase (decrease) in net assets from operations	(74,008)	(94,402)	(145,630)	3,660,212	152,894	272,361

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,643,976	108,564	1,200	2,200
Benefit payments	(277,398)	(765,826)	(1,380,880)	(1,233,813)	(119,832)	(5,080)
Payments on termination	(468,057)	(1,457,456)	(1,780,327)	(2,640,439)	(150,893)	(268,481)
Contract Maintenance Charge	(3,355)	(3,801)	(12,906)	(13,718)	(1,457)	(1,491)
Transfers among the sub-accounts and with the
Fixed Account - net	(75,041)	(32,034)	(9,270)	743,593	(131,983)	17,715
Increase (decrease) in net assets from contract
transactions	(823,851)	(2,259,117)	(1,539,407)	(3,035,813)	(402,965)	(255,137)

INCREASE (DECREASE) IN NET ASSETS	(897,859)	(2,353,519)	(1,685,037)	624,399	(250,071)	17,224
NET ASSETS AT BEGINNING OF PERIOD	5,841,749	8,195,268	34,155,893	33,531,494	2,964,696	2,947,472
NET ASSETS AT END OF PERIOD	$4,943,890	$5,841,749	$32,470,856	$34,155,893	$2,714,625	$2,964,696

UNITS OUTSTANDING
Units outstanding at beginning of period	517,135	717,695	1,881,984	2,065,598	162,708	177,127
Units issued	93,191	88,826	268,248	172,672	9,184	7,328
Units redeemed	(163,822)	(289,386)	(347,344)	(356,286)	(30,474)	(21,747)
Units outstanding at end of period	446,504	517,135	1,802,888	1,881,984	141,418	162,708

See notes to financial statements.

134

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$82,540	$(153)	$(388,306)	$(451,582)	$(430,062)	$(459,625)
Net realized gains (losses)	654,891	189,933	2,326,671	4,156,977	4,375,465	4,868,743
Change in unrealized gains (losses)	(1,539,697)	189,166	(1,262,935)	(2,315,887)	(6,543,207)	(2,139,173)
Increase (decrease) in net assets from operations	(802,266)	378,946	675,430	1,389,508	(2,597,804)	2,269,945

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	1,168	10,442	5,948	5,591	45,465
Benefit payments	(215,962)	(38,096)	(500,508)	(3,215,529)	(695,817)	(759,359)
Payments on termination	(447,134)	(527,128)	(2,670,524)	(4,083,254)	(4,172,630)	(5,406,557)
Contract Maintenance Charge	(2,842)	(3,211)	(47,802)	(54,758)	(86,125)	(107,606)
Transfers among the sub-accounts and with the
Fixed Account - net	(239,545)	(106,846)	(387,048)	(759,858)	390,064	(1,194,344)
Increase (decrease) in net assets from contract
transactions	(905,315)	(674,113)	(3,595,440)	(8,107,451)	(4,558,917)	(7,422,401)

INCREASE (DECREASE) IN NET ASSETS	(1,707,581)	(295,167)	(2,920,010)	(6,717,943)	(7,156,721)	(5,152,456)
NET ASSETS AT BEGINNING OF PERIOD	7,598,802	7,893,969	23,510,667	30,228,610	28,614,611	33,767,067
NET ASSETS AT END OF PERIOD	$5,891,221	$7,598,802	$20,590,657	$23,510,667	$21,457,890	$28,614,611

UNITS OUTSTANDING
Units outstanding at beginning of period	465,005	507,938	1,425,939	1,889,653	982,891	1,253,352
Units issued	15,194	37,124	35,030	33,476	61,691	31,816
Units redeemed	(72,077)	(80,057)	(244,791)	(497,190)	(220,514)	(302,277)
Units outstanding at end of period	408,122	465,005	1,216,178	1,425,939	824,068	982,891

See notes to financial statements.

135

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(93,918)	$(721,734)	$(14,777)	$(21,203)	$4,109	$4,478
Net realized gains (losses)	7,079,380	10,091,348	258,092	136,871	(416)	(4,061)
Change in unrealized gains (losses)	(13,881,257)	(1,761,418)	(379,273)	(1,637)	(6,986)	9,050
Increase (decrease) in net assets from operations	(6,895,795)	7,608,196	(135,958)	114,031	(3,293)	9,467

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,152	70,001	—	—	—	—
Benefit payments	(2,882,078)	(5,482,529)	(11,340)	(9,533)	—	(2,474)
Payments on termination	(11,922,779)	(17,005,731)	(195,188)	(242,038)	(889)	(28,142)
Contract Maintenance Charge	(194,694)	(240,147)	(4,159)	(4,891)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(543,526)	(3,053,321)	(17,694)	(68,624)	52	85
Increase (decrease) in net assets from contract
transactions	(15,523,925)	(25,711,727)	(228,381)	(325,086)	(837)	(30,531)

INCREASE (DECREASE) IN NET ASSETS	(22,419,720)	(18,103,531)	(364,339)	(211,055)	(4,130)	(21,064)
NET ASSETS AT BEGINNING OF PERIOD	100,267,181	118,370,712	1,855,338	2,066,393	149,129	170,193
NET ASSETS AT END OF PERIOD	$77,847,461	$100,267,181	$1,490,999	$1,855,338	$144,999	$149,129

UNITS OUTSTANDING
Units outstanding at beginning of period	4,761,406	6,033,263	114,791	134,895	11,276	13,636
Units issued	194,128	121,031	3,995	263	7	9
Units redeemed	(933,488)	(1,392,888)	(19,256)	(20,367)	(71)	(2,369)
Units outstanding at end of period	4,022,046	4,761,406	99,530	114,791	11,212	11,276

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

136

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,602)	$(124,129)	$171,033	$(59,792)	$(109,326)	$(35,385)
Net realized gains (losses)	2,185,670	3,970,517	4,253,739	3,912,994	769,252	698,291
Change in unrealized gains (losses)	(2,029,218)	(185,651)	(5,660,998)	(1,430,534)	(1,040,607)	(806,086)
Increase (decrease) in net assets from operations	66,850	3,660,737	(1,236,226)	2,422,668	(380,681)	(143,180)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,071	22,442	21,087	15,964	475	13,903
Benefit payments	(883,314)	(3,154,425)	(1,875,957)	(1,265,253)	(181,224)	(2,808,285)
Payments on termination	(2,572,456)	(5,434,895)	(3,866,263)	(5,497,234)	(1,526,093)	(1,822,170)
Contract Maintenance Charge	(44,763)	(51,143)	(63,545)	(75,879)	(23,335)	(26,151)
Transfers among the sub-accounts and with the
Fixed Account - net	(589,653)	(1,089,398)	82,742	(132,874)	(482,228)	(429,605)
Increase (decrease) in net assets from contract
transactions	(4,063,115)	(9,707,419)	(5,701,936)	(6,955,276)	(2,212,405)	(5,072,308)

INCREASE (DECREASE) IN NET ASSETS	(3,996,265)	(6,046,682)	(6,938,162)	(4,532,608)	(2,593,086)	(5,215,488)
NET ASSETS AT BEGINNING OF PERIOD	34,455,492	40,502,174	33,898,061	38,430,669	15,473,822	20,689,310
NET ASSETS AT END OF PERIOD	$30,459,227	$34,455,492	$26,959,899	$33,898,061	$12,880,736	$15,473,822

UNITS OUTSTANDING
Units outstanding at beginning of period	1,999,619	2,562,993	1,734,401	2,101,370	1,130,391	1,460,159
Units issued	55,885	26,130	105,447	75,620	30,489	23,347
Units redeemed	(286,031)	(589,504)	(402,164)	(442,589)	(187,587)	(353,115)
Units outstanding at end of period	1,769,473	1,999,619	1,437,684	1,734,401	973,293	1,130,391

See notes to financial statements.

137

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II		Invesco V.I. High Yield II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$696	$3,437	$405,245	$(127,972)	$269,924	$258,931
Net realized gains (losses)	(383)	(1,238)	8,950,769	10,664,587	(80,683)	2,910
Change in unrealized gains (losses)	(4,963)	3,915	(11,601,391)	(6,247,843)	(559,535)	(250,289)
Increase (decrease) in net assets from operations	(4,650)	6,114	(2,245,377)	4,288,772	(370,294)	11,552

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	56,364	22,966	25,806	17,426
Benefit payments	—	—	(1,457,969)	(1,979,262)	(124,882)	(348,126)
Payments on termination	(3,855)	(18,591)	(6,197,655)	(9,350,021)	(1,381,561)	(982,766)
Contract Maintenance Charge	—	—	(153,498)	(182,961)	(15,164)	(17,867)
Transfers among the sub-accounts and with the
Fixed Account - net	80	96	217,974	(1,563,556)	(31,477)	(26,578)
Increase (decrease) in net assets from contract
transactions	(3,775)	(18,495)	(7,534,784)	(13,052,834)	(1,527,278)	(1,357,911)

INCREASE (DECREASE) IN NET ASSETS	(8,425)	(12,381)	(9,780,161)	(8,764,062)	(1,897,572)	(1,346,359)
NET ASSETS AT BEGINNING OF PERIOD	290,784	303,165	51,532,204	60,296,266	9,227,942	10,574,301
NET ASSETS AT END OF PERIOD	$282,359	$290,784	$41,752,043	$51,532,204	$7,330,370	$9,227,942

UNITS OUTSTANDING
Units outstanding at beginning of period	22,245	23,626	2,076,570	2,627,739	754,651	861,237
Units issued	24	34	108,254	52,867	25,055	30,205
Units redeemed	(320)	(1,415)	(411,776)	(604,036)	(142,156)	(136,791)
Units outstanding at end of period	21,949	22,245	1,773,048	2,076,570	637,550	754,651

See notes to financial statements.

138

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,635)	$(18,637)	$(559)	$1,602	$(26,167)	$(33,145)
Net realized gains (losses)	59,862	467,853	53,716	11,542	169,478	312,561
Change in unrealized gains (losses)	(141,470)	(437,708)	(58,851)	14,679	(230,018)	(231,134)
Increase (decrease) in net assets from operations	(90,243)	11,508	(5,694)	27,823	(86,707)	48,282

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(16,044)	(1,479,790)	—	(6,466)	(51,546)	(16,065)
Payments on termination	(289,898)	(590,677)	(12,117)	(29,732)	(340,808)	(332,037)
Contract Maintenance Charge	(9,293)	(10,992)	—	—	(2,274)	(3,126)
Transfers among the sub-accounts and with the
Fixed Account - net	206,842	33,524	(7)	(1,687)	(9,085)	(35,015)
Increase (decrease) in net assets from contract
transactions	(108,393)	(2,047,935)	(12,124)	(37,885)	(403,713)	(386,243)

INCREASE (DECREASE) IN NET ASSETS	(198,636)	(2,036,427)	(17,818)	(10,062)	(490,420)	(337,961)
NET ASSETS AT BEGINNING OF PERIOD	2,353,957	4,390,384	158,709	168,771	1,751,215	2,089,176
NET ASSETS AT END OF PERIOD	$2,155,321	$2,353,957	$140,891	$158,709	$1,260,795	$1,751,215

UNITS OUTSTANDING
Units outstanding at beginning of period	209,554	384,184	6,601	8,343	98,604	119,401
Units issued	27,478	13,913	1,143	1	3,215	5,339
Units redeemed	(36,115)	(188,543)	(1,651)	(1,743)	(26,871)	(26,136)
Units outstanding at end of period	200,917	209,554	6,093	6,601	74,948	98,604

See notes to financial statements.

139

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth II		Invesco V.I. Money Market II		Invesco V.I. S&P 500 Index II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(152,173)	$(162,219)	$(9,932)	$(11,111)	$(134,459)	$(95,725)
Net realized gains (losses)	1,274,736	655,530	—	—	7,979,685	6,130,706
Change in unrealized gains (losses)	(1,177,902)	38,383	—	—	(8,282,116)	(164,386)
Increase (decrease) in net assets from operations	(55,339)	531,694	(9,932)	(11,111)	(436,890)	5,870,595

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,335	4,385	—	—	32,492	20,755
Benefit payments	(214,483)	(452,399)	(40,422)	(1,431)	(2,384,145)	(3,146,421)
Payments on termination	(1,012,647)	(1,254,228)	(53,832)	(16,521)	(4,162,737)	(7,958,306)
Contract Maintenance Charge	(21,642)	(22,819)	—	—	(93,868)	(108,605)
Transfers among the sub-accounts and with the
Fixed Account - net	14,152	(85,425)	—	(22,134)	312,084	(1,494,432)
Increase (decrease) in net assets from contract
transactions	(1,231,285)	(1,810,486)	(94,254)	(40,086)	(6,296,174)	(12,687,009)

INCREASE (DECREASE) IN NET ASSETS	(1,286,624)	(1,278,792)	(104,186)	(51,197)	(6,733,064)	(6,816,414)
NET ASSETS AT BEGINNING OF PERIOD	9,306,840	10,585,632	691,242	742,439	55,400,558	62,216,972
NET ASSETS AT END OF PERIOD	$8,020,216	$9,306,840	$587,056	$691,242	$48,667,494	$55,400,558

UNITS OUTSTANDING
Units outstanding at beginning of period	432,324	517,497	73,309	77,506	3,329,173	4,141,653
Units issued	55,678	58,627	61	30	158,403	242,858
Units redeemed	(111,193)	(143,800)	(10,240)	(4,227)	(520,210)	(1,055,338)
Units outstanding at end of period	376,809	432,324	63,130	73,309	2,967,366	3,329,173

See notes to financial statements.

140

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		Forty Portfolio
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(166)	$(209)	$22,563	$(30,540)	$(172)	$(137)
Net realized gains (losses)	1,770	2,862	443,414	256,440	2,442	3,321
Change in unrealized gains (losses)	(1,059)	(1,615)	(997,576)	6,060	(1,168)	(2,466)
Increase (decrease) in net assets from operations	545	1,038	(531,599)	231,960	1,102	718

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,000	—	—
Benefit payments	—	(1,963)	(60,375)	(281,831)	—	—
Payments on termination	(2,354)	(4,388)	(543,347)	(879,869)	(355)	(383)
Contract Maintenance Charge	—	—	(14,483)	(17,300)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	(95)	(4)	65,246	(79,296)	(218)	(50)
Increase (decrease) in net assets from contract
transactions	(2,449)	(6,355)	(552,959)	(1,257,296)	(579)	(439)

INCREASE (DECREASE) IN NET ASSETS	(1,904)	(5,317)	(1,084,558)	(1,025,336)	523	279
NET ASSETS AT BEGINNING OF PERIOD	11,529	16,846	4,877,779	5,903,115	10,659	10,380
NET ASSETS AT END OF PERIOD	$9,625	$11,529	$3,793,221	$4,877,779	$11,182	$10,659

UNITS OUTSTANDING
Units outstanding at beginning of period	672	1,058	291,433	368,910	447	466
Units issued	—	1	13,301	6,706	—	2
Units redeemed	(139)	(387)	(46,106)	(84,183)	(23)	(21)
Units outstanding at end of period	533	672	258,628	291,433	424	447

See notes to financial statements.

141

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4)	$1	$(11)	$20	$336,362	$576,756
Net realized gains (losses)	(2)	56	115	360	218,434	989,556
Change in unrealized gains (losses)	(98)	(104)	(233)	(282)	(942,208)	(901,662)
Increase (decrease) in net assets from operations	(104)	(47)	(129)	98	(387,412)	664,650

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,383	26,052
Benefit payments	—	—	—	—	(966,194)	(480,059)
Payments on termination	(185)	(240)	(1,012)	(648)	(2,912,458)	(4,243,772)
Contract Maintenance Charge	(1)	(1)	(5)	(2)	(58,910)	(78,826)
Transfers among the sub-accounts and with the
Fixed Account - net	63	57	8	1,053	(488,193)	(342,552)
Increase (decrease) in net assets from contract
transactions	(123)	(184)	(1,009)	403	(4,414,372)	(5,119,157)

INCREASE (DECREASE) IN NET ASSETS	(227)	(231)	(1,138)	501	(4,801,784)	(4,454,507)
NET ASSETS AT BEGINNING OF PERIOD	489	720	2,351	1,850	19,339,724	23,794,231
NET ASSETS AT END OF PERIOD	$262	$489	$1,213	$2,351	$14,537,940	$19,339,724

UNITS OUTSTANDING
Units outstanding at beginning of period	10	14	121	104	1,126,373	1,422,085
Units issued	1	1	—	56	38,495	101,572
Units redeemed	(5)	(5)	(56)	(39)	(290,554)	(397,284)
Units outstanding at end of period	6	10	65	121	874,314	1,126,373

See notes to financial statements.

142

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,822)	$(70,026)	$(58,371)	$(142,937)	$(125,498)	$(147,200)
Net realized gains (losses)	451,043	1,355,645	1,318,204	947,772	623,097	1,915,574
Change in unrealized gains (losses)	(649,807)	(1,004,789)	(1,766,147)	(1,768)	(310,651)	(1,393,847)
Increase (decrease) in net assets from operations	(226,586)	280,830	(506,314)	803,067	186,948	374,527

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,364	3,400	1,300	—	6,679	7,209
Benefit payments	(115,951)	(243,850)	(537,272)	(447,933)	(169,205)	(151,263)
Payments on termination	(932,292)	(1,198,873)	(1,817,868)	(3,278,461)	(988,903)	(1,499,102)
Contract Maintenance Charge	(12,648)	(16,511)	(42,549)	(56,740)	(28,528)	(32,866)
Transfers among the sub-accounts and with the
Fixed Account - net	(202,937)	(120,841)	(277,910)	(93,820)	(876,184)	(404,206)
Increase (decrease) in net assets from contract
transactions	(1,260,464)	(1,576,675)	(2,674,299)	(3,876,954)	(2,056,141)	(2,080,228)

INCREASE (DECREASE) IN NET ASSETS	(1,487,050)	(1,295,845)	(3,180,613)	(3,073,887)	(1,869,193)	(1,705,701)
NET ASSETS AT BEGINNING OF PERIOD	5,294,113	6,589,958	13,443,253	16,517,140	8,334,462	10,040,163
NET ASSETS AT END OF PERIOD	$3,807,063	$5,294,113	$10,262,640	$13,443,253	$6,465,269	$8,334,462

UNITS OUTSTANDING
Units outstanding at beginning of period	265,576	348,026	846,932	1,100,846	389,406	489,238
Units issued	3,913	9,579	74,623	33,099	14,404	11,428
Units redeemed	(68,262)	(92,029)	(244,514)	(287,013)	(105,630)	(111,260)
Units outstanding at end of period	201,227	265,576	677,041	846,932	298,180	389,406

See notes to financial statements.

143

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS High Yield
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(153,757)	$(205,199)	$(9,563)	$(10,051)	$12,950	$12,992
Net realized gains (losses)	1,784,624	1,097,643	87,362	74,613	3,187	635
Change in unrealized gains (losses)	(2,324,177)	667,227	(30,928)	(8,392)	(21,983)	(14,305)
Increase (decrease) in net assets from operations	(693,310)	1,559,671	46,871	56,170	(5,846)	(678)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,583	18,106	—	—	300	788
Benefit payments	(618,900)	(255,836)	(27,008)	836	—	—
Payments on termination	(2,577,671)	(3,002,020)	(57,784)	(32,764)	(33,482)	(41,813)
Contract Maintenance Charge	(39,619)	(50,771)	(531)	(559)	(154)	(178)
Transfers among the sub-accounts and with the
Fixed Account - net	452,737	(767,607)	(2,290)	(19,204)	(398,335)	396,797
Increase (decrease) in net assets from contract
transactions	(2,767,870)	(4,058,128)	(87,613)	(51,691)	(431,671)	355,594

INCREASE (DECREASE) IN NET ASSETS	(3,461,180)	(2,498,457)	(40,742)	4,479	(437,517)	354,916
NET ASSETS AT BEGINNING OF PERIOD	15,550,203	18,048,660	789,404	784,925	673,606	318,690
NET ASSETS AT END OF PERIOD	$12,089,023	$15,550,203	$748,662	$789,404	$236,089	$673,606

UNITS OUTSTANDING
Units outstanding at beginning of period	874,017	1,111,782	45,677	49,588	35,528	17,072
Units issued	71,296	29,697	3,237	1,615	183	20,905
Units redeemed	(224,520)	(267,462)	(8,040)	(5,526)	(22,540)	(2,449)
Units outstanding at end of period	720,793	874,017	40,874	45,677	13,171	35,528

See notes to financial statements.

144

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,804)	$(4,691)	$(16,039)	$(19,962)	$(4,168)	$(4,343)
Net realized gains (losses)	221,588	139,205	85,132	381,131	85,452	106,580
Change in unrealized gains (losses)	(222,102)	(32,403)	(86,142)	(506,158)	(85,171)	(47,415)
Increase (decrease) in net assets from operations	(6,318)	102,111	(17,049)	(144,989)	(3,887)	54,822

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,125	2,016	2,687	—	—
Benefit payments	(1,048)	(9,478)	—	(12,331)	(9,138)	(28,621)
Payments on termination	(170,387)	(80,623)	(365,361)	(241,706)	(88,329)	(38,100)
Contract Maintenance Charge	(659)	(737)	(980)	(1,163)	(225)	(247)
Transfers among the sub-accounts and with the
Fixed Account - net	(147,203)	(15,663)	136,147	(34,697)	(4,344)	(55,386)
Increase (decrease) in net assets from contract
transactions	(319,297)	(105,376)	(228,178)	(287,210)	(102,036)	(122,354)

INCREASE (DECREASE) IN NET ASSETS	(325,615)	(3,265)	(245,227)	(432,199)	(105,923)	(67,532)
NET ASSETS AT BEGINNING OF PERIOD	1,154,988	1,158,253	1,365,556	1,797,755	609,548	677,080
NET ASSETS AT END OF PERIOD	$829,373	$1,154,988	$1,120,329	$1,365,556	$503,625	$609,548

UNITS OUTSTANDING
Units outstanding at beginning of period	70,179	76,746	51,508	62,415	39,711	48,110
Units issued	702	1,301	5,908	1,451	2,110	2,461
Units redeemed	(19,506)	(7,868)	(13,707)	(12,358)	(8,488)	(10,860)
Units outstanding at end of period	51,375	70,179	43,709	51,508	33,333	39,711

See notes to financial statements.

145

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return Bond*		MFS Utilities		MFS Growth (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,416	$11,057	$6,687	$1,821	$(1,223)	$(1,393)
Net realized gains (losses)	3,655	22,913	21,079	11,004	11,258	44,505
Change in unrealized gains (losses)	(44,279)	(172)	(66,991)	11,451	(5,906)	(39,117)
Increase (decrease) in net assets from operations	(19,208)	33,798	(39,225)	24,276	4,129	3,995

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,554	2,172	—	—	—	—
Benefit payments	(532)	(113,881)	(10,720)	—	—	(45,766)
Payments on termination	(33,550)	(62,494)	(1,697)	(1,702)	(12,801)	(27,028)
Contract Maintenance Charge	(629)	(689)	(41)	(48)	(21)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	277,975	(20,068)	1	16,344	(491)	27,285
Increase (decrease) in net assets from contract
transactions	244,818	(194,960)	(12,457)	14,594	(13,313)	(45,524)

INCREASE (DECREASE) IN NET ASSETS	225,610	(161,162)	(51,682)	38,870	(9,184)	(41,529)
NET ASSETS AT BEGINNING OF PERIOD	699,795	860,957	262,011	223,141	82,735	124,264
NET ASSETS AT END OF PERIOD	$925,405	$699,795	$210,329	$262,011	$73,551	$82,735

UNITS OUTSTANDING
Units outstanding at beginning of period	35,298	45,514	8,279	7,838	4,658	8,579
Units issued	14,352	452	—	500	—	1,459
Units redeemed	(2,313)	(10,668)	(391)	(59)	(826)	(5,380)
Units outstanding at end of period	47,337	35,298	7,888	8,279	3,832	4,658

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

146

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)		MFS Research (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,044)	$(1,064)	$(1,721)	$(2,092)	$(411)	$(415)
Net realized gains (losses)	20,586	19,637	4,396	37,758	7,588	18,209
Change in unrealized gains (losses)	(21,102)	(7,108)	(6,303)	(49,312)	(7,519)	(14,625)
Increase (decrease) in net assets from operations	(1,560)	11,465	(3,628)	(13,646)	(342)	3,169

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20	20	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(15,766)	(18,740)	(4,578)	(43,094)	(9,774)	(6,809)
Contract Maintenance Charge	(98)	(113)	(61)	(62)	(20)	(23)
Transfers among the sub-accounts and with the
Fixed Account - net	(220)	(223)	(163)	2,733	(4)	(21,371)
Increase (decrease) in net assets from contract
transactions	(16,084)	(19,076)	(4,782)	(40,403)	(9,798)	(28,203)

INCREASE (DECREASE) IN NET ASSETS	(17,644)	(7,611)	(8,410)	(54,049)	(10,140)	(25,034)
NET ASSETS AT BEGINNING OF PERIOD	132,448	140,059	110,774	164,823	41,948	66,982
NET ASSETS AT END OF PERIOD	$114,804	$132,448	$102,364	$110,774	$31,808	$41,948

UNITS OUTSTANDING
Units outstanding at beginning of period	8,134	9,393	6,235	8,484	2,577	4,436
Units issued	12	6	64	185	—	—
Units redeemed	(971)	(1,265)	(325)	(2,434)	(593)	(1,859)
Units outstanding at end of period	7,175	8,134	5,974	6,235	1,984	2,577

See notes to financial statements.

147

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities (Service Class)		European Equity		Income Plus
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,102	$4,389	$1,112,789	$374,884	$1,470,694	$1,831,467
Net realized gains (losses)	208,181	137,124	174,535	713,803	824,123	1,181,063
Change in unrealized gains (losses)	(392,638)	(740)	(3,009,727)	(4,839,940)	(4,182,321)	1,068,734
Increase (decrease) in net assets from operations	(161,355)	140,773	(1,722,403)	(3,751,253)	(1,887,504)	4,081,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,737	93,171	9,071	217,310
Benefit payments	—	(40,626)	(1,196,160)	(1,338,256)	(3,061,996)	(3,853,941)
Payments on termination	(140,149)	(198,926)	(1,964,364)	(3,054,271)	(4,221,162)	(5,667,991)
Contract Maintenance Charge	(40)	(63)	(13,921)	(16,431)	(21,449)	(24,303)
Transfers among the sub-accounts and with the
Fixed Account - net	(333,042)	(5,362)	(100,643)	(892,968)	(456,811)	(532,935)
Increase (decrease) in net assets from contract
transactions	(473,231)	(244,977)	(3,269,351)	(5,208,755)	(7,752,347)	(9,861,860)

INCREASE (DECREASE) IN NET ASSETS	(634,586)	(104,204)	(4,991,754)	(8,960,008)	(9,639,851)	(5,780,596)
NET ASSETS AT BEGINNING OF PERIOD	1,372,884	1,477,088	31,020,351	39,980,359	62,077,443	67,858,039
NET ASSETS AT END OF PERIOD	$738,298	$1,372,884	$26,028,597	$31,020,351	$52,437,592	$62,077,443

UNITS OUTSTANDING
Units outstanding at beginning of period	46,946	55,763	913,159	1,081,818	1,802,070	2,109,973
Units issued	39	—	22,924	29,002	57,270	85,244
Units redeemed	(18,876)	(8,817)	(117,208)	(197,661)	(278,211)	(393,147)
Units outstanding at end of period	28,109	46,946	818,875	913,159	1,581,129	1,802,070

See notes to financial statements.

148

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration		Money Market		Multi Cap Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,072)	$25,197	$(343,992)	$(410,064)	$(2,604,118)	$(2,775,983)
Net realized gains (losses)	(223,562)	(291,474)	—	—	41,858,590	38,955,832
Change in unrealized gains (losses)	128,665	243,443	—	—	(26,100,110)	(28,084,263)
Increase (decrease) in net assets from operations	(104,969)	(22,834)	(343,992)	(410,064)	13,154,362	8,095,586

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	125	25,000	118,084	394,484	59,679	136,163
Benefit payments	(361,373)	(548,210)	(1,476,595)	(2,295,083)	(8,622,731)	(6,110,690)
Payments on termination	(492,247)	(692,121)	(5,100,129)	(5,672,982)	(14,670,823)	(20,492,039)
Contract Maintenance Charge	(3,369)	(4,023)	(17,645)	(20,304)	(73,599)	(80,351)
Transfers among the sub-accounts and with the
Fixed Account - net	(100,238)	(79,869)	2,705,723	2,986,205	(1,410,077)	(2,869,988)
Increase (decrease) in net assets from contract
transactions	(957,102)	(1,299,223)	(3,770,562)	(4,607,680)	(24,717,551)	(29,416,905)

INCREASE (DECREASE) IN NET ASSETS	(1,062,071)	(1,322,057)	(4,114,554)	(5,017,744)	(11,563,189)	(21,321,319)
NET ASSETS AT BEGINNING OF PERIOD	7,235,626	8,557,683	26,369,361	31,387,105	189,912,619	211,233,938
NET ASSETS AT END OF PERIOD	$6,173,555	$7,235,626	$22,254,807	$26,369,361	$178,349,430	$189,912,619

UNITS OUTSTANDING
Units outstanding at beginning of period	679,945	800,555	1,942,744	2,266,064	2,661,026	3,100,124
Units issued	16,489	28,640	615,711	925,546	69,226	96,857
Units redeemed	(106,629)	(149,250)	(901,031)	(1,248,866)	(381,362)	(535,955)
Units outstanding at end of period	589,805	679,945	1,657,424	1,942,744	2,348,890	2,661,026

See notes to financial statements.

149

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	European Equity (Class Y Shares)		Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$224,568	$41,381	$1,250,537	$1,649,416	$(183,847)	$(71,945)
Net realized gains (losses)	95,054	293,096	939,626	1,844,306	(840,996)	(1,252,477)
Change in unrealized gains (losses)	(764,731)	(1,408,453)	(4,507,969)	752,122	513,242	1,071,989
Increase (decrease) in net assets from operations	(445,109)	(1,073,976)	(2,317,806)	4,245,844	(511,601)	(252,433)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,945	44,097	4,507	59,734	300	36,797
Benefit payments	(298,503)	(119,902)	(2,092,740)	(3,843,788)	(646,897)	(777,581)
Payments on termination	(828,111)	(1,634,267)	(5,798,946)	(10,330,525)	(2,273,529)	(3,961,789)
Contract Maintenance Charge	(10,146)	(12,610)	(118,932)	(137,576)	(42,492)	(48,337)
Transfers among the sub-accounts and with the
Fixed Account - net	(123,535)	(381,629)	(1,883,514)	(2,676,108)	(205,642)	623,852
Increase (decrease) in net assets from contract
transactions	(1,258,350)	(2,104,311)	(9,889,625)	(16,928,263)	(3,168,260)	(4,127,058)

INCREASE (DECREASE) IN NET ASSETS	(1,703,459)	(3,178,287)	(12,207,431)	(12,682,419)	(3,679,861)	(4,379,491)
NET ASSETS AT BEGINNING OF PERIOD	8,226,718	11,405,005	68,046,122	80,728,541	27,560,078	31,939,569
NET ASSETS AT END OF PERIOD	$6,523,259	$8,226,718	$55,838,691	$68,046,122	$23,880,217	$27,560,078

UNITS OUTSTANDING
Units outstanding at beginning of period	689,857	851,692	3,903,757	4,889,601	2,973,545	3,415,150
Units issued	27,892	21,027	130,197	135,209	103,596	238,831
Units redeemed	(128,903)	(182,862)	(707,543)	(1,121,053)	(449,977)	(680,436)
Units outstanding at end of period	588,846	689,857	3,326,411	3,903,757	2,627,164	2,973,545

See notes to financial statements.

150

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Neuberger Berman Advisors Management Trust
	Sub-Account		Sub-Account		Sub-Account
	Money Market (Class Y Shares)		Multi Cap Growth (Class Y Shares)		AMT Large Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(479,355)	$(586,937)	$(916,591)	$(1,027,846)	$(166)	$(218)
Net realized gains (losses)	—	—	12,395,906	15,727,020	1,578	356
Change in unrealized gains (losses)	—	—	(8,082,905)	(13,016,180)	(4,200)	1,716
Increase (decrease) in net assets from operations	(479,355)	(586,937)	3,396,410	1,682,994	(2,788)	1,854

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,097	11,762	28,157	23,264	—	—
Benefit payments	(578,640)	(2,331,992)	(1,165,980)	(5,181,362)	—	—
Payments on termination	(5,501,918)	(11,263,405)	(5,134,598)	(9,987,810)	(314)	(323)
Contract Maintenance Charge	(76,126)	(92,534)	(72,255)	(79,093)	(12)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	2,754,946	6,910,756	(906,036)	(1,758,728)	—	(4,215)
Increase (decrease) in net assets from contract
transactions	(3,380,641)	(6,765,413)	(7,250,712)	(16,983,729)	(326)	(4,554)

INCREASE (DECREASE) IN NET ASSETS	(3,859,996)	(7,352,350)	(3,854,302)	(15,300,735)	(3,114)	(2,700)
NET ASSETS AT BEGINNING OF PERIOD	30,167,080	37,519,430	53,613,036	68,913,771	21,352	24,052
NET ASSETS AT END OF PERIOD	$26,307,084	$30,167,080	$49,758,734	$53,613,036	$18,238	$21,352

UNITS OUTSTANDING
Units outstanding at beginning of period	3,152,157	3,848,661	2,784,082	3,643,351	1,126	1,371
Units issued	632,417	1,396,783	74,757	83,072	—	—
Units redeemed	(982,863)	(2,093,287)	(420,068)	(942,341)	(18)	(245)
Units outstanding at end of period	2,801,711	3,152,157	2,438,771	2,784,082	1,108	1,126

See notes to financial statements.

151

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced*		Oppenheimer Core Bond
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41,169)	$(30,605)	$11,486	$9,077	$15,526	$35,479
Net realized gains (losses)	713,713	315,689	15,931	9,200	(26,403)	(64,113)
Change in unrealized gains (losses)	(601,334)	144,556	(34,691)	78,150	10,332	80,546
Increase (decrease) in net assets from operations	71,210	429,640	(7,274)	96,427	(545)	51,912

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,117	38,197	—	—	1,613	4,472
Benefit payments	(42,745)	(161,224)	(46,638)	(31,627)	—	(42,079)
Payments on termination	(287,755)	(276,215)	(68,213)	(77,139)	(113,500)	(83,845)
Contract Maintenance Charge	(2,483)	(2,703)	(658)	(767)	(602)	(697)
Transfers among the sub-accounts and with the
Fixed Account - net	(51,516)	(139,246)	(35,977)	(6,450)	(18,749)	(179,402)
Increase (decrease) in net assets from contract
transactions	(353,382)	(541,191)	(151,486)	(115,983)	(131,238)	(301,551)

INCREASE (DECREASE) IN NET ASSETS	(282,172)	(111,551)	(158,760)	(19,556)	(131,783)	(249,639)
NET ASSETS AT BEGINNING OF PERIOD	3,321,874	3,433,425	1,479,316	1,498,872	687,584	937,223
NET ASSETS AT END OF PERIOD	$3,039,702	$3,321,874	$1,320,556	$1,479,316	$555,801	$687,584

UNITS OUTSTANDING
Units outstanding at beginning of period	206,578	243,032	103,932	112,390	55,357	79,791
Units issued	3,551	4,934	445	444	662	1,102
Units redeemed	(24,198)	(41,388)	(11,119)	(8,902)	(11,109)	(25,536)
Units outstanding at end of period	185,931	206,578	93,258	103,932	44,910	55,357

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

152

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,648)	$(9,034)	$(821)	$(5,103)	$68,149	$54,143
Net realized gains (losses)	93,862	11,273	238,786	316,032	19,627	26,958
Change in unrealized gains (losses)	(51,982)	23,093	(167,487)	(277,360)	(141,845)	(51,901)
Increase (decrease) in net assets from operations	32,232	25,332	70,478	33,569	(54,069)	29,200

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	21,773	24,277	1,539	4,391
Benefit payments	(7,308)	—	(32,668)	(30,894)	(50,555)	(100,349)
Payments on termination	(34,353)	(18,256)	(132,590)	(269,136)	(66,600)	(233,105)
Contract Maintenance Charge	(213)	(232)	(1,880)	(2,111)	(712)	(843)
Transfers among the sub-accounts and with the
Fixed Account - net	(589)	332	(40,489)	(271,951)	(213,847)	12,513
Increase (decrease) in net assets from contract
transactions	(42,463)	(18,156)	(185,854)	(549,815)	(330,175)	(317,393)

INCREASE (DECREASE) IN NET ASSETS	(10,231)	7,176	(115,376)	(516,246)	(384,244)	(288,193)
NET ASSETS AT BEGINNING OF PERIOD	626,766	619,590	2,527,619	3,043,865	1,846,543	2,134,736
NET ASSETS AT END OF PERIOD	$616,535	$626,766	$2,412,243	$2,527,619	$1,462,299	$1,846,543

UNITS OUTSTANDING
Units outstanding at beginning of period	61,997	63,642	97,056	117,471	129,948	148,514
Units issued	3,936	125	1,770	2,612	1,576	3,535
Units redeemed	(8,045)	(1,770)	(8,562)	(23,027)	(20,422)	(22,101)
Units outstanding at end of period	57,888	61,997	90,264	97,056	111,102	129,948

See notes to financial statements.

153

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Capital Appreciation (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,365)	$(10,042)	$(4,850)	$(5,472)	$(359,585)	$(375,964)
Net realized gains (losses)	304,972	124,083	238,836	330,678	6,061,312	3,796,894
Change in unrealized gains (losses)	(268,798)	24,286	(316,551)	(193,403)	(5,243,345)	(185,145)
Increase (decrease) in net assets from operations	27,809	138,327	(82,565)	131,803	458,382	3,235,785

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,570	6,384	49,038	16,589
Benefit payments	(14,938)	(25,281)	(583)	(725)	(743,174)	(950,156)
Payments on termination	(182,797)	(95,073)	(160,602)	(189,374)	(3,500,376)	(4,792,478)
Contract Maintenance Charge	(887)	(920)	(1,414)	(1,764)	(77,973)	(90,385)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,265)	(38,452)	(27,313)	(154,908)	(1,091,196)	(1,633,253)
Increase (decrease) in net assets from contract
transactions	(203,887)	(159,726)	(187,342)	(340,387)	(5,363,681)	(7,449,683)

INCREASE (DECREASE) IN NET ASSETS	(176,078)	(21,399)	(269,907)	(208,584)	(4,905,299)	(4,213,898)
NET ASSETS AT BEGINNING OF PERIOD	1,625,441	1,646,840	1,284,373	1,492,957	24,513,180	28,727,078
NET ASSETS AT END OF PERIOD	$1,449,363	$1,625,441	$1,014,466	$1,284,373	$19,607,881	$24,513,180

UNITS OUTSTANDING
Units outstanding at beginning of period	101,990	112,707	34,903	45,007	1,214,621	1,612,531
Units issued	51	4,168	1,103	376	29,101	34,038
Units redeemed	(12,570)	(14,885)	(6,282)	(10,480)	(287,706)	(431,948)
Units outstanding at end of period	89,471	101,990	29,724	34,903	956,016	1,214,621

See notes to financial statements.

154

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Conservative Balanced (SS)*		Oppenheimer Core Bond (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$32,456	$22,677	$466,692	$821,839	$(117,038)	$(125,890)
Net realized gains (losses)	27,823	(48,240)	(712,503)	(593,676)	1,279,834	771,548
Change in unrealized gains (losses)	(130,630)	658,872	126,671	1,018,124	(812,370)	(375,488)
Increase (decrease) in net assets from operations	(70,351)	633,309	(119,140)	1,246,287	350,426	270,170

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,361	9,590	16,631	32,463	34,422	3,789
Benefit payments	(548,571)	(692,493)	(1,080,369)	(536,585)	(125,231)	(78,590)
Payments on termination	(890,920)	(1,304,485)	(3,332,160)	(3,726,197)	(739,257)	(1,077,412)
Contract Maintenance Charge	(33,402)	(37,723)	(75,034)	(90,673)	(28,460)	(31,248)
Transfers among the sub-accounts and with the
Fixed Account - net	(374,862)	(491,637)	(1,083,200)	(497,501)	(130,054)	(294,835)
Increase (decrease) in net assets from contract
transactions	(1,815,394)	(2,516,748)	(5,554,132)	(4,818,493)	(988,580)	(1,478,296)

INCREASE (DECREASE) IN NET ASSETS	(1,885,745)	(1,883,439)	(5,673,272)	(3,572,206)	(638,154)	(1,208,126)
NET ASSETS AT BEGINNING OF PERIOD	9,238,878	11,122,317	21,908,497	25,480,703	7,200,214	8,408,340
NET ASSETS AT END OF PERIOD	$7,353,133	$9,238,878	$16,235,225	$21,908,497	$6,562,060	$7,200,214

UNITS OUTSTANDING
Units outstanding at beginning of period	609,998	778,147	2,420,493	2,963,462	333,381	403,809
Units issued	18,249	18,665	163,963	118,305	25,193	18,766
Units redeemed	(137,175)	(186,814)	(779,083)	(661,274)	(67,856)	(89,194)
Units outstanding at end of period	491,072	609,998	1,805,373	2,420,493	290,718	333,381

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

155

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,009)	$(95,230)	$1,865,154	$1,349,166	$(361,988)	$(448,837)
Net realized gains (losses)	1,445,194	1,598,865	(35,729)	567,037	8,550,702	5,209,792
Change in unrealized gains (losses)	(1,054,871)	(1,419,809)	(3,556,329)	(1,255,166)	(7,638,646)	(1,211,150)
Increase (decrease) in net assets from operations	335,314	83,826	(1,726,904)	661,037	550,068	3,549,805

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,139	33,957	61,615	35,589	31,853	67,638
Benefit payments	(302,304)	(1,249,535)	(2,209,761)	(1,514,521)	(1,223,742)	(985,105)
Payments on termination	(1,395,066)	(1,841,563)	(6,829,565)	(9,744,581)	(5,359,026)	(7,524,246)
Contract Maintenance Charge	(32,271)	(37,451)	(171,694)	(208,288)	(122,779)	(145,705)
Transfers among the sub-accounts and with the
Fixed Account - net	(830,357)	(77,357)	(274,513)	(215,047)	(720,918)	(1,906,118)
Increase (decrease) in net assets from contract
transactions	(2,532,859)	(3,171,949)	(9,423,918)	(11,646,848)	(7,394,612)	(10,493,536)

INCREASE (DECREASE) IN NET ASSETS	(2,197,545)	(3,088,123)	(11,150,822)	(10,985,811)	(6,844,544)	(6,943,731)
NET ASSETS AT BEGINNING OF PERIOD	10,927,830	14,015,953	52,817,250	63,803,061	40,001,352	46,945,083
NET ASSETS AT END OF PERIOD	$8,730,285	$10,927,830	$41,666,428	$52,817,250	$33,156,808	$40,001,352

UNITS OUTSTANDING
Units outstanding at beginning of period	391,298	505,405	2,933,323	3,575,219	1,783,628	2,272,930
Units issued	15,858	20,914	91,819	186,142	92,160	42,121
Units redeemed	(100,355)	(135,021)	(612,394)	(828,038)	(414,451)	(531,423)
Units outstanding at end of period	306,801	391,298	2,412,748	2,933,323	1,461,337	1,783,628

See notes to financial statements.

156

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Foreign Bond (US Dollar-Hedged)		Money Market
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(160,289)	$(185,704)	$13	$4	$(274)	$(288)
Net realized gains (losses)	3,335,127	4,814,774	28	9	2	—
Change in unrealized gains (losses)	(4,367,575)	(2,859,953)	(63)	121	—	—
Increase (decrease) in net assets from operations	(1,192,737)	1,769,117	(22)	134	(272)	(288)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,973	20,046	—	—	—	—
Benefit payments	(336,240)	(261,765)	—	—	—	—
Payments on termination	(2,337,043)	(3,528,338)	(481)	(544)	(596)	(614)
Contract Maintenance Charge	(58,015)	(69,604)	(4)	(3)	(41)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	164,089	(1,005,438)	13	3	4	48
Increase (decrease) in net assets from contract
transactions	(2,516,236)	(4,845,099)	(472)	(544)	(633)	(607)

INCREASE (DECREASE) IN NET ASSETS	(3,708,973)	(3,075,982)	(494)	(410)	(905)	(895)
NET ASSETS AT BEGINNING OF PERIOD	17,925,680	21,001,662	1,455	1,865	18,877	19,772
NET ASSETS AT END OF PERIOD	$14,216,707	$17,925,680	$961	$1,455	$17,972	$18,877

UNITS OUTSTANDING
Units outstanding at beginning of period	522,817	673,675	83	117	1,924	1,985
Units issued	38,346	25,994	1	—	3	5
Units redeemed	(111,497)	(176,852)	(28)	(34)	(68)	(66)
Units outstanding at end of period	449,666	522,817	56	83	1,859	1,924

See notes to financial statements.

157

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)		PIMCO VIT Emerging Markets Bond (Advisor Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$57	$10	$39,101	$(32,249)	$30,940	$43,125
Net realized gains (losses)	20	3	(307,502)	(419,263)	(23,475)	22,912
Change in unrealized gains (losses)	(94)	29	(116,922)	79,577	(41,159)	(42,876)
Increase (decrease) in net assets from operations	(17)	42	(385,323)	(371,935)	(33,694)	23,161

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	600	2,400	—	—
Benefit payments	—	—	(42,500)	(237,921)	(30,152)	(26,078)
Payments on termination	—	—	(169,544)	(263,052)	(127,172)	(371,327)
Contract Maintenance Charge	(6)	(6)	(4,594)	(8,072)	(3,793)	(4,619)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	23	7,832	(318,854)	(49,386)	(102,137)
Increase (decrease) in net assets from contract
transactions	(7)	17	(208,206)	(825,499)	(210,503)	(504,161)

INCREASE (DECREASE) IN NET ASSETS	(24)	59	(593,529)	(1,197,434)	(244,197)	(481,000)
NET ASSETS AT BEGINNING OF PERIOD	1,624	1,565	1,606,159	2,803,593	968,959	1,449,959
NET ASSETS AT END OF PERIOD	$1,600	$1,624	$1,012,630	$1,606,159	$724,762	$968,959

UNITS OUTSTANDING
Units outstanding at beginning of period	95	94	236,093	328,483	67,041	99,539
Units issued	3	1	16,904	10,635	1,301	1,665
Units redeemed	(3)	—	(49,158)	(103,025)	(16,268)	(34,163)
Units outstanding at end of period	95	95	203,839	236,093	52,074	67,041

See notes to financial statements.

158

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return (Advisor Shares)		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Financials
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$45,781	$(10,927)	$369,241	$54,079	$(19)	$(34)
Net realized gains (losses)	(11,319)	1,287	194,005	196,267	47	858
Change in unrealized gains (losses)	(131,491)	119,441	(703,677)	164,452	(77)	(656)
Increase (decrease) in net assets from operations	(97,029)	109,801	(140,431)	414,798	(49)	168

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	600	5,700	—	—
Benefit payments	(55,472)	(431,131)	(203,241)	(1,179,179)	—	—
Payments on termination	(638,075)	(1,400,013)	(1,435,822)	(3,301,083)	—	(2,700)
Contract Maintenance Charge	(10,167)	(13,364)	(45,730)	(59,722)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	27,491	(321,552)	(263,607)	(1,143,096)	(95)	1
Increase (decrease) in net assets from contract
transactions	(676,223)	(2,166,060)	(1,947,800)	(5,677,380)	(95)	(2,699)

INCREASE (DECREASE) IN NET ASSETS	(773,252)	(2,056,259)	(2,088,231)	(5,262,582)	(144)	(2,531)
NET ASSETS AT BEGINNING OF PERIOD	2,818,303	4,874,562	13,234,467	18,497,049	1,770	4,301
NET ASSETS AT END OF PERIOD	$2,045,051	$2,818,303	$11,146,236	$13,234,467	$1,626	$1,770

UNITS OUTSTANDING
Units outstanding at beginning of period	214,616	376,027	906,872	1,297,205	179	485
Units issued	4,397	8,052	38,109	56,057	—	—
Units redeemed	(56,764)	(169,463)	(171,871)	(446,390)	(9)	(306)
Units outstanding at end of period	162,249	214,616	773,110	906,872	170	179

See notes to financial statements.

159

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Health Care		ProFund VP Large-Cap Value		ProFund VP Telecommunications
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26)	$(38)	$(108)	$(717)	$4	$20
Net realized gains (losses)	161	1,389	(5,296)	7	3	431
Change in unrealized gains (losses)	(75)	(906)	(4,194)	4,194	(7)	(399)
Increase (decrease) in net assets from operations	60	445	(9,598)	3,484	—	52

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(2,435)	—	—	—	(2,527)
Contract Maintenance Charge	—	—	—	—	(1)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(271)	(635)	(306,073)	312,187	88	396
Increase (decrease) in net assets from contract
transactions	(271)	(3,070)	(306,073)	312,187	87	(2,133)

INCREASE (DECREASE) IN NET ASSETS	(211)	(2,625)	(315,671)	315,671	87	(2,081)
NET ASSETS AT BEGINNING OF PERIOD	1,937	4,562	315,671	—	1,580	3,661
NET ASSETS AT END OF PERIOD	$1,726	$1,937	$—	$315,671	$1,667	$1,580

UNITS OUTSTANDING
Units outstanding at beginning of period	92	265	25,934	—	143	328
Units issued	—	—	—	25,934	8	36
Units redeemed	(12)	(173)	(25,934)	—	—	(221)
Units outstanding at end of period	80	92	—	25,934	151	143

See notes to financial statements.

160

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Utilities		VT American Government Income		VT Capital Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$71	$(40)	$127,599	$513,193	$(41,509)	$(55,943)
Net realized gains (losses)	123	3,592	(453,750)	(477,508)	606,891	1,203,355
Change in unrealized gains (losses)	(1,215)	(17)	1,077	529,942	(897,043)	(899,244)
Increase (decrease) in net assets from operations	(1,021)	3,535	(325,074)	565,627	(331,661)	248,168

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	11,676	11,160	848	7,414
Benefit payments	—	—	(406,328)	(524,621)	(182,400)	(307,135)
Payments on termination	—	(10,715)	(2,067,987)	(1,848,623)	(301,918)	(586,836)
Contract Maintenance Charge	(8)	(8)	(35,668)	(39,223)	(11,629)	(12,676)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(53,316)	(491,128)	1,596	(461,934)
Increase (decrease) in net assets from contract
transactions	(8)	(10,724)	(2,551,623)	(2,892,435)	(493,503)	(1,361,167)

INCREASE (DECREASE) IN NET ASSETS	(1,029)	(7,189)	(2,876,697)	(2,326,808)	(825,164)	(1,112,999)
NET ASSETS AT BEGINNING OF PERIOD	13,122	20,311	18,156,939	20,483,747	4,141,819	5,254,818
NET ASSETS AT END OF PERIOD	$12,093	$13,122	$15,280,242	$18,156,939	$3,316,655	$4,141,819

UNITS OUTSTANDING
Units outstanding at beginning of period	1,008	1,936	1,067,738	1,241,361	146,648	196,315
Units issued	—	—	63,802	46,756	3,881	7,426
Units redeemed	—	(928)	(206,344)	(220,379)	(21,568)	(57,093)
Units outstanding at end of period	1,008	1,008	925,196	1,067,738	128,961	146,648

See notes to financial statements.

161

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,828,681	$1,765,172	$128,574	$258,311	$156,509	$75,101
Net realized gains (losses)	(896,771)	(332,310)	6,209,564	9,673,480	403,556	(15,225)
Change in unrealized gains (losses)	(1,732,414)	(1,646,886)	(9,163,981)	(1,997,695)	(1,709,399)	4,790,470
Increase (decrease) in net assets from operations	(800,504)	(214,024)	(2,825,843)	7,934,096	(1,149,334)	4,850,346

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	65,110	33,181	62,456	111,782	53,694	65,279
Benefit payments	(1,445,971)	(996,403)	(1,893,801)	(4,034,865)	(1,375,241)	(2,450,059)
Payments on termination	(1,823,261)	(2,362,133)	(7,480,465)	(10,261,491)	(4,911,298)	(7,252,410)
Contract Maintenance Charge	(39,934)	(45,619)	(185,649)	(211,293)	(121,396)	(134,435)
Transfers among the sub-accounts and with the
Fixed Account - net	(630,713)	(115,881)	(754,990)	(2,636,483)	(1,206,131)	(806,521)
Increase (decrease) in net assets from contract
transactions	(3,874,769)	(3,486,855)	(10,252,449)	(17,032,350)	(7,560,372)	(10,578,146)

INCREASE (DECREASE) IN NET ASSETS	(4,675,273)	(3,700,879)	(13,078,292)	(9,098,254)	(8,709,706)	(5,727,800)
NET ASSETS AT BEGINNING OF PERIOD	24,137,762	27,838,641	72,657,734	81,755,988	53,213,280	58,941,080
NET ASSETS AT END OF PERIOD	$19,462,489	$24,137,762	$59,579,442	$72,657,734	$44,503,574	$53,213,280

UNITS OUTSTANDING
Units outstanding at beginning of period	1,300,138	1,484,369	2,930,688	3,717,325	3,563,681	4,308,538
Units issued	69,945	62,470	104,537	134,388	110,063	148,455
Units redeemed	(282,775)	(246,701)	(516,901)	(921,025)	(615,310)	(893,312)
Units outstanding at end of period	1,087,308	1,300,138	2,518,324	2,930,688	3,058,434	3,563,681

See notes to financial statements.

162

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$165,316	$225,314	$(62,358)	$(174,390)	$(451,067)	$(350,047)
Net realized gains (losses)	2,764,204	1,920,254	184,597	249,113	4,326,364	4,734,088
Change in unrealized gains (losses)	(3,173,509)	(333,150)	(527,658)	(30,585)	(1,894,915)	2,473,621
Increase (decrease) in net assets from operations	(243,989)	1,812,418	(405,419)	44,138	1,980,382	6,857,662

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	100,472	32,379	7,093	16,410	66,636	51,656
Benefit payments	(556,939)	(579,262)	(400,081)	(533,450)	(588,641)	(705,993)
Payments on termination	(2,334,997)	(2,618,039)	(1,054,928)	(1,777,691)	(2,878,554)	(3,144,707)
Contract Maintenance Charge	(62,625)	(63,007)	(38,708)	(45,201)	(86,243)	(86,654)
Transfers among the sub-accounts and with the
Fixed Account - net	631,948	(326,094)	(560,064)	(306,434)	3,509	(1,486,805)
Increase (decrease) in net assets from contract
transactions	(2,222,141)	(3,554,023)	(2,046,688)	(2,646,366)	(3,483,293)	(5,372,503)

INCREASE (DECREASE) IN NET ASSETS	(2,466,130)	(1,741,605)	(2,452,107)	(2,602,228)	(1,502,911)	1,485,159
NET ASSETS AT BEGINNING OF PERIOD	23,322,581	25,064,186	16,093,292	18,695,520	30,932,208	29,447,049
NET ASSETS AT END OF PERIOD	$20,856,451	$23,322,581	$13,641,185	$16,093,292	$29,429,297	$30,932,208

UNITS OUTSTANDING
Units outstanding at beginning of period	1,274,352	1,469,701	1,408,102	1,631,772	1,208,912	1,449,392
Units issued	105,273	43,616	34,668	19,223	52,079	30,791
Units redeemed	(217,423)	(238,965)	(209,822)	(242,893)	(176,021)	(271,271)
Units outstanding at end of period	1,162,202	1,274,352	1,232,948	1,408,102	1,084,970	1,208,912

See notes to financial statements.

163

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Growth and Income		VT Growth Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$73,223	$164,184	$575,188	$(94,631)	$(108,024)	$(127,781)
Net realized gains (losses)	174,745	726,751	3,547,517	4,663,869	1,770,065	1,179,415
Change in unrealized gains (losses)	(1,382,407)	525,174	(15,697,250)	8,759,823	(1,679,707)	150,958
Increase (decrease) in net assets from operations	(1,134,439)	1,416,109	(11,574,545)	13,329,061	(17,666)	1,202,592

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,187	23,442	130,944	124,564	3,402	22,935
Benefit payments	(350,667)	(470,256)	(4,762,643)	(6,174,569)	(176,721)	(592,237)
Payments on termination	(639,918)	(1,460,786)	(10,938,143)	(15,325,487)	(722,063)	(1,132,739)
Contract Maintenance Charge	(23,568)	(27,837)	(281,866)	(322,490)	(25,611)	(27,267)
Transfers among the sub-accounts and with the
Fixed Account - net	(160,710)	(271,148)	(2,684,660)	(4,212,383)	(86,151)	(42,841)
Increase (decrease) in net assets from contract
transactions	(1,170,676)	(2,206,585)	(18,536,368)	(25,910,365)	(1,007,144)	(1,772,149)

INCREASE (DECREASE) IN NET ASSETS	(2,305,115)	(790,476)	(30,110,913)	(12,581,304)	(1,024,810)	(569,557)
NET ASSETS AT BEGINNING OF PERIOD	10,759,071	11,549,547	145,169,651	157,750,955	10,236,812	10,806,369
NET ASSETS AT END OF PERIOD	$8,453,956	$10,759,071	$115,058,738	$145,169,651	$9,212,002	$10,236,812

UNITS OUTSTANDING
Units outstanding at beginning of period	733,313	882,580	8,761,338	10,395,411	1,305,969	1,549,424
Units issued	32,590	30,569	144,588	183,873	46,661	109,788
Units redeemed	(114,739)	(179,836)	(1,277,552)	(1,817,946)	(173,870)	(353,243)
Units outstanding at end of period	651,164	733,313	7,628,374	8,761,338	1,178,760	1,305,969

See notes to financial statements.

164

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,740,574	$1,765,576	$2,309,375	$3,711,236	$(247,155)	$(496,794)
Net realized gains (losses)	(349,770)	189,477	(368,417)	35,527	(573,503)	(343,626)
Change in unrealized gains (losses)	(3,248,024)	(1,811,838)	(3,766,303)	106,270	404,141	(6,051,196)
Increase (decrease) in net assets from operations	(1,857,220)	143,215	(1,825,345)	3,853,033	(416,517)	(6,891,616)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,817	32,424	56,219	71,480	98,155	83,361
Benefit payments	(821,743)	(1,024,362)	(2,442,167)	(2,275,094)	(2,037,133)	(4,140,306)
Payments on termination	(3,785,268)	(5,254,689)	(7,572,929)	(10,644,746)	(7,066,100)	(11,564,244)
Contract Maintenance Charge	(83,662)	(99,815)	(186,925)	(216,298)	(177,898)	(207,243)
Transfers among the sub-accounts and with the
Fixed Account - net	(708,665)	(237,457)	(723,489)	250,624	(929,921)	(149,613)
Increase (decrease) in net assets from contract
transactions	(5,379,521)	(6,583,899)	(10,869,291)	(12,814,034)	(10,112,897)	(15,978,045)

INCREASE (DECREASE) IN NET ASSETS	(7,236,741)	(6,440,684)	(12,694,636)	(8,961,001)	(10,529,414)	(22,869,661)
NET ASSETS AT BEGINNING OF PERIOD	33,288,611	39,729,295	72,738,321	81,699,322	74,215,083	97,084,744
NET ASSETS AT END OF PERIOD	$26,051,870	$33,288,611	$60,043,685	$72,738,321	$63,685,669	$74,215,083

UNITS OUTSTANDING
Units outstanding at beginning of period	1,511,828	1,803,630	4,213,581	4,976,957	5,418,551	6,439,224
Units issued	68,870	107,367	139,014	196,137	254,486	333,059
Units redeemed	(311,793)	(399,169)	(779,469)	(959,513)	(930,312)	(1,353,732)
Units outstanding at end of period	1,268,905	1,511,828	3,573,126	4,213,581	4,742,725	5,418,551

See notes to financial statements.

165

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Investors
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(163,432)	$(181,306)	$(6,910)	$(2,655)	$(110,314)	$(123,601)
Net realized gains (losses)	341,602	652,504	(440,034)	(381,488)	2,905,985	3,209,987
Change in unrealized gains (losses)	(159,929)	(1,438,313)	115,440	(1,217,661)	(4,513,948)	3,409,498
Increase (decrease) in net assets from operations	18,241	(967,115)	(331,504)	(1,601,804)	(1,718,277)	6,495,884

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,367	34,779	8,504	12,336	21,062	64,224
Benefit payments	(122,299)	(294,381)	(515,587)	(281,965)	(1,451,212)	(1,680,954)
Payments on termination	(774,920)	(1,217,895)	(783,924)	(1,356,273)	(4,125,861)	(5,847,766)
Contract Maintenance Charge	(40,307)	(45,286)	(34,846)	(40,010)	(126,066)	(135,920)
Transfers among the sub-accounts and with the
Fixed Account - net	(161,701)	(532,941)	(304,325)	(213,580)	(1,718,659)	(1,561,395)
Increase (decrease) in net assets from contract
transactions	(1,062,860)	(2,055,724)	(1,630,178)	(1,879,492)	(7,400,736)	(9,161,811)

INCREASE (DECREASE) IN NET ASSETS	(1,044,619)	(3,022,839)	(1,961,682)	(3,481,296)	(9,119,013)	(2,665,927)
NET ASSETS AT BEGINNING OF PERIOD	11,716,271	14,739,110	12,893,901	16,375,197	55,192,272	57,858,199
NET ASSETS AT END OF PERIOD	$10,671,652	$11,716,271	$10,932,219	$12,893,901	$46,073,259	$55,192,272

UNITS OUTSTANDING
Units outstanding at beginning of period	967,566	1,126,303	967,696	1,095,568	4,135,154	4,883,933
Units issued	26,391	42,672	29,282	38,486	66,413	98,520
Units redeemed	(119,747)	(201,409)	(146,579)	(166,358)	(608,866)	(847,299)
Units outstanding at end of period	874,210	967,566	850,399	967,696	3,592,701	4,135,154

See notes to financial statements.

166

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Money Market		VT Multi-Cap Growth		VT Multi-Cap Value
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(781,748)	$(926,243)	$(695,985)	$(892,666)	$(31,607)	$(52,422)
Net realized gains (losses)	—	—	5,262,795	4,789,799	1,406,991	543,026
Change in unrealized gains (losses)	—	—	(5,629,233)	5,246,411	(1,703,390)	195,725
Increase (decrease) in net assets from operations	(781,748)	(926,243)	(1,062,423)	9,143,544	(328,006)	686,329

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	105,242	232,554	188,466	114,005	3,317	3,402
Benefit payments	(1,862,514)	(1,935,271)	(1,824,171)	(1,768,205)	(211,674)	(423,274)
Payments on termination	(11,575,578)	(21,990,656)	(5,655,511)	(8,229,695)	(398,380)	(616,502)
Contract Maintenance Charge	(221,633)	(260,022)	(227,662)	(241,963)	(17,060)	(18,144)
Transfers among the sub-accounts and with the
Fixed Account - net	3,891,941	14,891,574	(2,387,184)	(3,394,174)	(708,864)	(174,474)
Increase (decrease) in net assets from contract
transactions	(9,662,542)	(9,061,821)	(9,906,062)	(13,520,032)	(1,332,661)	(1,228,992)

INCREASE (DECREASE) IN NET ASSETS	(10,444,290)	(9,988,064)	(10,968,485)	(4,376,488)	(1,660,667)	(542,663)
NET ASSETS AT BEGINNING OF PERIOD	55,404,531	65,392,595	80,850,334	85,226,822	7,328,183	7,870,846
NET ASSETS AT END OF PERIOD	$44,960,241	$55,404,531	$69,881,849	$80,850,334	$5,667,516	$7,328,183

UNITS OUTSTANDING
Units outstanding at beginning of period	5,641,508	6,570,296	6,237,807	7,351,368	256,796	301,198
Units issued	1,698,584	2,811,183	117,033	81,067	10,009	20,698
Units redeemed	(2,693,092)	(3,739,971)	(866,683)	(1,194,628)	(56,121)	(65,100)
Units outstanding at end of period	4,647,000	5,641,508	5,488,157	6,237,807	210,684	256,796

See notes to financial statements.

167

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Research		VT Small Cap Value		VT Voyager
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,332)	$(149,916)	$(228,900)	$(426,787)	$(360,656)	$(821,806)
Net realized gains (losses)	1,467,676	1,908,183	3,979,687	11,355,592	18,935,199	8,880,618
Change in unrealized gains (losses)	(2,082,563)	1,434,348	(5,664,299)	(10,334,607)	(25,820,491)	647,307
Increase (decrease) in net assets from operations	(641,219)	3,192,615	(1,913,512)	594,198	(7,245,948)	8,706,119

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,807	34,883	25,988	46,509	233,693	108,771
Benefit payments	(429,754)	(511,250)	(1,451,804)	(3,374,489)	(2,589,074)	(2,339,780)
Payments on termination	(2,030,743)	(3,173,281)	(3,425,187)	(5,115,076)	(8,415,302)	(12,682,581)
Contract Maintenance Charge	(60,887)	(65,409)	(57,318)	(65,569)	(261,203)	(293,337)
Transfers among the sub-accounts and with the
Fixed Account - net	(486,976)	(944,160)	(1,027,824)	(857,416)	(1,984,088)	(3,799,314)
Increase (decrease) in net assets from contract
transactions	(2,992,553)	(4,659,217)	(5,936,145)	(9,366,041)	(13,015,974)	(19,006,241)

INCREASE (DECREASE) IN NET ASSETS	(3,633,772)	(1,466,602)	(7,849,657)	(8,771,843)	(20,261,922)	(10,300,122)
NET ASSETS AT BEGINNING OF PERIOD	25,531,564	26,998,166	39,246,392	48,018,235	109,080,741	119,380,863
NET ASSETS AT END OF PERIOD	$21,897,792	$25,531,564	$31,396,735	$39,246,392	$88,818,819	$109,080,741

UNITS OUTSTANDING
Units outstanding at beginning of period	1,619,310	1,931,597	1,442,145	1,813,484	7,084,805	8,343,053
Units issued	40,652	26,630	23,657	47,484	148,214	182,038
Units redeemed	(225,019)	(338,917)	(236,652)	(418,823)	(1,013,860)	(1,440,286)
Units outstanding at end of period	1,434,943	1,619,310	1,229,150	1,442,145	6,219,159	7,084,805

See notes to financial statements.

168

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Core Plus Fixed Income*		Morgan Stanley UIF Emerging Markets Equity*		Morgan Stanley UIF Global Infrastructure*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,984	$9,136	$(139,197)	$(267,031)	$177,610	$(525,817)
Net realized gains (losses)	6,897	644	106,707	499,536	4,746,245	381,968
Change in unrealized gains (losses)	(19,895)	31,429	(1,892,909)	(1,393,612)	(12,035,811)	4,233,081
Increase (decrease) in net assets from operations	(6,014)	41,209	(1,925,399)	(1,161,107)	(7,111,956)	4,089,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,356	4,401	13,131	10,055	1,051
Benefit payments	(17,716)	263	(505,199)	(1,032,683)	(3,081,773)	(1,456,374)
Payments on termination	(12,553)	(12,362)	(1,132,097)	(1,841,572)	(3,452,487)	(3,466,814)
Contract Maintenance Charge	(176)	(173)	(6,197)	(6,879)	(18,525)	(13,320)
Transfers among the sub-accounts and with the
Fixed Account - net	(381,321)	78,232	(715,375)	(1,112,786)	(1,092,374)	54,042,073
Increase (decrease) in net assets from contract
transactions	(411,766)	71,316	(2,354,467)	(3,980,789)	(7,635,104)	49,106,616

INCREASE (DECREASE) IN NET ASSETS	(417,780)	112,525	(4,279,866)	(5,141,896)	(14,747,060)	53,195,848
NET ASSETS AT BEGINNING OF PERIOD	771,839	659,314	18,088,845	23,230,741	53,195,848	—
NET ASSETS AT END OF PERIOD	$354,059	$771,839	$13,808,979	$18,088,845	$38,448,788	$53,195,848

UNITS OUTSTANDING
Units outstanding at beginning of period	52,023	47,604	935,578	1,142,301	1,230,231	—
Units issued	6	7,451	20,423	36,286	19,882	1,376,931
Units redeemed	(28,525)	(3,032)	(145,933)	(243,009)	(220,734)	(146,700)
Units outstanding at end of period	23,504	52,023	810,068	935,578	1,029,379	1,230,231

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

169

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Strategist*		Morgan Stanley UIF Growth*		Morgan Stanley UIF Mid Cap Growth*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$180,501	$(512,652)	$(415,425)	$(425,082)	$(219,318)	$(252,907)
Net realized gains (losses)	256,173	8,229,484	5,394,131	3,978,564	2,404,629	2,770,967
Change in unrealized gains (losses)	(6,097,056)	(6,911,526)	(2,491,569)	(2,384,148)	(3,119,714)	(2,496,551)
Increase (decrease) in net assets from operations	(5,660,382)	805,306	2,487,137	1,169,334	(934,403)	21,509

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,011	38,272	16,330	18,914	26,845	10,348
Benefit payments	(3,619,275)	(4,973,282)	(931,475)	(579,734)	(466,982)	(352,481)
Payments on termination	(5,008,504)	(6,515,373)	(1,576,195)	(2,625,276)	(1,014,625)	(1,970,147)
Contract Maintenance Charge	(28,456)	(33,239)	(27,712)	(32,484)	(3,940)	(4,482)
Transfers among the sub-accounts and with the
Fixed Account - net	(983,621)	(1,645,994)	(118,401)	(61,716)	(462,099)	(52,813)
Increase (decrease) in net assets from contract
transactions	(9,624,845)	(13,129,616)	(2,637,453)	(3,280,296)	(1,920,801)	(2,369,575)

INCREASE (DECREASE) IN NET ASSETS	(15,285,227)	(12,324,310)	(150,316)	(2,110,962)	(2,855,204)	(2,348,066)
NET ASSETS AT BEGINNING OF PERIOD	79,713,006	92,037,316	25,271,018	27,381,980	14,236,850	16,584,916
NET ASSETS AT END OF PERIOD	$64,427,779	$79,713,006	$25,120,702	$25,271,018	$11,381,646	$14,236,850

UNITS OUTSTANDING
Units outstanding at beginning of period	5,573,659	6,535,807	1,367,496	1,539,643	557,658	651,384
Units issued	138,184	134,015	134,147	92,542	15,283	38,687
Units redeemed	(870,920)	(1,096,163)	(267,933)	(264,689)	(91,251)	(132,413)
Units outstanding at end of period	4,840,923	5,573,659	1,233,710	1,367,496	481,690	557,658

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

170

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF U.S. Real Estate*		Morgan Stanley UIF Emerging Markets Debt (Class II)*		Morgan Stanley UIF Emerging Markets Equity (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(61,364)	$(48,018)	$330,564	$422,267	$(54,201)	$(107,598)
Net realized gains (losses)	1,150,667	954,223	(130,667)	112,040	(29,735)	146,177
Change in unrealized gains (losses)	(992,295)	3,893,717	(419,343)	(316,471)	(580,980)	(439,342)
Increase (decrease) in net assets from operations	97,008	4,799,922	(219,446)	217,836	(664,916)	(400,763)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,653	4,159	5,209	25,139	600	2,400
Benefit payments	(419,057)	(472,835)	(252,787)	(218,866)	(126,162)	(423,911)
Payments on termination	(2,066,312)	(2,602,622)	(1,257,539)	(1,786,887)	(747,356)	(1,622,109)
Contract Maintenance Charge	(5,289)	(5,733)	(30,720)	(39,928)	(24,582)	(32,228)
Transfers among the sub-accounts and with the
Fixed Account - net	(305,070)	(416,326)	(225,796)	(309,511)	(198,402)	(340,601)
Increase (decrease) in net assets from contract
transactions	(2,765,075)	(3,493,357)	(1,761,633)	(2,330,053)	(1,095,902)	(2,416,449)

INCREASE (DECREASE) IN NET ASSETS	(2,668,067)	1,306,565	(1,981,079)	(2,112,217)	(1,760,818)	(2,817,212)
NET ASSETS AT BEGINNING OF PERIOD	20,052,260	18,745,695	9,899,293	12,011,510	6,475,449	9,292,661
NET ASSETS AT END OF PERIOD	$17,384,193	$20,052,260	$7,918,214	$9,899,293	$4,714,631	$6,475,449

UNITS OUTSTANDING
Units outstanding at beginning of period	500,498	597,405	425,495	523,701	204,270	274,131
Units issued	36,712	32,324	14,952	35,583	6,334	8,563
Units redeemed	(106,026)	(129,231)	(89,549)	(133,789)	(41,509)	(78,424)
Units outstanding at end of period	431,184	500,498	350,898	425,495	169,095	204,270

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

171

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Franchise (Class II)*		Morgan Stanley UIF Global Infrastructure (Class II)*		Morgan Stanley UIF Global Strategist (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$127,676	$169,227	$(20,339)	$(171,848)	$(59,034)	$(301,369)
Net realized gains (losses)	5,392,090	7,630,232	1,320,998	92,150	172,740	2,925,563
Change in unrealized gains (losses)	(3,947,143)	(6,631,575)	(3,281,765)	1,103,251	(2,146,652)	(2,482,864)
Increase (decrease) in net assets from operations	1,572,623	1,167,884	(1,981,106)	1,023,553	(2,032,946)	141,330

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,865	7,554	510	140	4,795	8,575
Benefit payments	(1,673,229)	(1,378,868)	(19,680)	(168,862)	(720,709)	(1,079,201)
Payments on termination	(5,180,680)	(8,299,529)	(1,174,001)	(1,031,761)	(1,831,808)	(3,190,006)
Contract Maintenance Charge	(114,991)	(139,249)	(8,520)	(8,002)	(35,134)	(41,046)
Transfers among the sub-accounts and with the
Fixed Account - net	(633,238)	(742,212)	(374,198)	14,361,116	(353,001)	(626,004)
Increase (decrease) in net assets from contract
transactions	(7,598,273)	(10,552,304)	(1,575,889)	13,152,631	(2,935,857)	(4,927,682)

INCREASE (DECREASE) IN NET ASSETS	(6,025,650)	(9,384,420)	(3,556,995)	14,176,184	(4,968,803)	(4,786,352)
NET ASSETS AT BEGINNING OF PERIOD	37,168,424	46,552,844	14,176,184	—	27,193,064	31,979,416
NET ASSETS AT END OF PERIOD	$31,142,774	$37,168,424	$10,619,189	$14,176,184	$22,224,261	$27,193,064

UNITS OUTSTANDING
Units outstanding at beginning of period	1,446,161	1,855,844	798,505	—	1,922,541	2,266,446
Units issued	27,275	67,257	22,085	870,648	32,397	28,812
Units redeemed	(316,134)	(476,940)	(109,205)	(72,143)	(243,532)	(372,717)
Units outstanding at end of period	1,157,302	1,446,161	711,385	798,505	1,711,406	1,922,541

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

172

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Growth (Class II)*		Morgan Stanley UIF Mid Cap Growth (Class II)*		Morgan Stanley UIF Small Company Growth (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(91,662)	$(104,727)	$(277,376)	$(345,660)	$(134,675)	$(170,047)
Net realized gains (losses)	1,284,419	1,376,981	2,901,117	4,032,819	1,852,886	3,746,802
Change in unrealized gains (losses)	(642,436)	(971,176)	(3,754,606)	(3,749,350)	(2,543,314)	(5,466,066)
Increase (decrease) in net assets from operations	550,321	301,078	(1,130,865)	(62,191)	(825,103)	(1,889,311)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	630	12,587	32,297	6,230	8,576
Benefit payments	(80,797)	(39,366)	(511,950)	(740,924)	(218,826)	(283,930)
Payments on termination	(887,813)	(1,719,735)	(2,616,693)	(3,991,553)	(1,118,118)	(2,152,214)
Contract Maintenance Charge	(16,484)	(16,407)	(67,923)	(82,320)	(27,869)	(33,492)
Transfers among the sub-accounts and with the
Fixed Account - net	(66,650)	40,108	(563,926)	(638,361)	(227,393)	182,315
Increase (decrease) in net assets from contract
transactions	(1,051,564)	(1,734,770)	(3,747,905)	(5,420,861)	(1,585,976)	(2,278,745)

INCREASE (DECREASE) IN NET ASSETS	(501,243)	(1,433,692)	(4,878,770)	(5,483,052)	(2,411,079)	(4,168,056)
NET ASSETS AT BEGINNING OF PERIOD	5,760,041	7,193,733	18,322,155	23,805,207	8,550,216	12,718,272
NET ASSETS AT END OF PERIOD	$5,258,798	$5,760,041	$13,443,385	$18,322,155	$6,139,137	$8,550,216

UNITS OUTSTANDING
Units outstanding at beginning of period	222,548	288,380	801,768	1,037,365	288,827	362,668
Units issued	4,115	4,665	33,887	38,533	10,202	20,978
Units redeemed	(42,693)	(70,497)	(208,609)	(274,130)	(65,170)	(94,819)
Units outstanding at end of period	183,970	222,548	627,046	801,768	233,859	288,827

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

173

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)*
	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(150,092)	$(148,805)
Net realized gains (losses)	1,926,493	2,384,391
Change in unrealized gains (losses)	(1,685,720)	6,810,339
Increase (decrease) in net assets from operations	90,681	9,045,925

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,567	65,812
Benefit payments	(681,150)	(1,264,205)
Payments on termination	(4,251,668)	(6,441,833)
Contract Maintenance Charge	(115,804)	(133,644)
Transfers among the sub-accounts and with the
Fixed Account - net	(728,226)	(2,850,037)
Increase (decrease) in net assets from contract
transactions	(5,755,281)	(10,623,907)

INCREASE (DECREASE) IN NET ASSETS	(5,664,600)	(1,577,982)
NET ASSETS AT BEGINNING OF PERIOD	35,316,336	36,894,318
NET ASSETS AT END OF PERIOD	$29,651,736	$35,316,336

UNITS OUTSTANDING
Units outstanding at beginning of period	1,013,048	1,348,046
Units issued	53,205	61,553
Units redeemed	(218,675)	(396,551)
Units outstanding at end of period	847,578	1,013,048

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

174

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST BlackRock iShares ETF**
AST Advanced Strategies	AST Bond Portfolio 2016**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2018
AST AQR Large-Cap**	AST Bond Portfolio 2019
AST Balanced Asset Allocation	AST Bond Portfolio 2020**
AST BlackRock Global Strategies	AST Bond Portfolio 2021**

175

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2022	AST QMA Emerging Markets Equity**
AST Bond Portfolio 2023	AST QMA Large-Cap**
AST Bond Portfolio 2024	AST QMA US Equity Alpha
AST Bond Portfolio 2025	AST Quantitative Modeling**
AST Bond Portfolio 2026*	AST RCM World Trends
AST Capital Growth Asset Allocation	AST Schroders Global Tactical
AST ClearBridge Dividend Growth**	AST Schroders Multi-Asset World Strategies*
AST Cohen & Steers Realty	AST Small-Cap Growth
AST Defensive Asset Allocation	AST Small-Cap Growth Opportunities
AST FI Pyramis® Asset Allocation*	AST Small-Cap Value
AST FI Pyramis® Quantitative	AST Templeton Global Bond
AST Franklin Templeton Founding Funds Allocation*	AST T. Rowe Price Asset Allocation
AST Franklin Templeton Founding Funds Plus*	AST T. Rowe Price Equity Income*
AST Global Real Estate	AST T. Rowe Price Large-Cap Growth
AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Natural Resources
AST Goldman Sachs Mid-Cap Growth	AST Wellington Management Hedged Equity
AST Goldman Sachs Multi-Asset	AST Western Asset Core Plus Bond
AST Goldman Sachs Small-Cap Value
AST Herndon Large-Cap Value	Alliance Bernstein Variable Product Series Fund
AST High Yield	AB VPS Growth*
AST International Growth	AB VPS Growth & Income*
AST International Value	AB VPS International Value*
AST Investment Grade Bond	AB VPS Large Cap Growth*
AST Jennison Large-Cap Growth**	AB VPS Small/Mid Cap Value*
AST J.P. Morgan Global Thematic	AB VPS Value*
AST J.P. Morgan International Equity
AST J.P. Morgan Strategic Opportunities	American Century Variable Portfolios, Inc.
AST Large-Cap Value	American Century VP Balanced**
AST Loomis Sayles Large-Cap Growth	American Century VP International
AST Lord Abbett Core Fixed Income
AST MFS Global Equity	Deutsche Variable Series I
AST MFS Growth	Deutsche Bond VIP A
AST MFS Large-Cap Value**	Deutsche Capital Growth VIP A
AST Mid-Cap Value	Deutsche Core Equity VIP A
AST Money Market	Deutsche CROCI® International VIP A*
AST Neuberger Berman Core Bond*	Deutsche Global Small Cap VIP A
AST Neuberger Berman / LSV Mid-Cap Value
AST Neuberger Berman Mid-Cap Growth*	Deutsche Variable Series II
AST Neuberger Berman Small-Cap Growth**	Deutsche Global Income Builder VIP A II
AST New Discovery Asset Allocation	Deutsche Money Market VIP A II
AST Western Asset Emerging Markets Debt**	Deutsche Small Mid Cap Growth VIP A II
AST Parametric Emerging Markets Equity
AST PIMCO Limited Maturity Bond	Dreyfus Socially Responsible Growth Fund, Inc.
AST PIMCO Total Return Bond	Dreyfus Socially Responsible Growth Fund
AST Preservation Asset Allocation
AST Prudential Core Bond**
AST Prudential Growth Allocation

176

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Dreyfus Stock Index Fund	Franklin Templeton Variable Insurance Products Trust (continued)
Dreyfus Stock Index Fund	Franklin Mutual Shares VIP
Franklin Small Cap Value VIP
Dreyfus Variable Investment Fund	Franklin Small-Mid Cap Growth VIP
VIF Growth & Income	Franklin U.S. Government Securities VIP
VIF Money Market	Templeton Developing Markets VIP
Templeton Foreign VIP
Federated Insurance Series	Templeton Global Bond VIP
Federated Prime Money Fund II	Templeton Growth VIP

Fidelity Variable Insurance Products Fund	Goldman Sachs Variable Insurance Trust
VIP Contrafund	VIT Large Cap Value
VIP Equity-Income	VIT Mid Cap Value
VIP Growth	VIT Small Cap Equity Insights
VIP High Income	VIT Strategic Growth
VIP Index 500	VIT Strategic International Equity**
VIP Investment Grade Bond	VIT U.S. Equity Insights
VIP Overseas
Invesco Investment Services
Fidelity Variable Insurance Products Fund (Service Class 2)	Invesco V.I. American Franchise
VIP Asset Manager Growth (Service Class 2)	Invesco V.I. American Value
VIP Contrafund (Service Class 2)	Invesco V.I. Comstock
VIP Equity-Income (Service Class 2)	Invesco V.I. Core Equity
VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Core Plus Bond*
VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Diversified Dividend
VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Equity and Income
VIP Freedom Income Portfolio (Service Class 2)	Invesco V.I. Global Core Equity
VIP Government Money Market (Service Class 2)*	Invesco V.I. Government Securities
VIP Growth (Service Class 2)	Invesco V.I. High Yield
VIP Growth & Income (Service Class 2)	Invesco V.I. International Growth
VIP Growth Opportunities (Service Class 2)*	Invesco V.I. Managed Volatility
VIP Growth Stock (Service Class 2)*	Invesco V.I. Mid Cap Core Equity
VIP High Income (Service Class 2)	Invesco V.I. Mid Cap Growth
VIP Index 500 (Service Class 2)	Invesco V.I. Money Market
VIP Investment Grade Bond (Service Class 2)	Invesco V.I. S&P 500 Index
VIP Mid Cap (Service Class 2)	Invesco V.I. Technology
VIP Overseas (Service Class 2)	Invesco V.I. Value Opportunities

Franklin Templeton Variable Insurance Products Trust	Invesco Investment Services (Series II)
Franklin Flex Cap Growth VIP	Invesco V.I. American Franchise II
Franklin Growth and Income VIP	Invesco V.I. American Value II
Franklin High Income VIP	Invesco V.I. Comstock II
Franklin Income VIP	Invesco V.I. Core Equity II
Franklin Large Cap Growth VIP	Invesco V.I. Core Plus Bond II*
Franklin Mutual Global Discovery VIP	Invesco V.I. Diversified Dividend II

177

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Invesco Investment Services (Series II) (continued)	MFS Variable Insurance Trust (Service Class) (continued)
Invesco V.I. Equity and Income II	MFS New Discovery (Service Class)
Invesco V.I. Global Core Equity II	MFS Research (Service Class)
Invesco V.I. Government Securities II	MFS Utilities (Service Class)
Invesco V.I. Growth and Income II
Invesco V.I. High Yield II	Morgan Stanley Variable Investment Series
Invesco V.I. International Growth II	European Equity
Invesco V.I. Managed Volatility II	Income Plus
Invesco V.I. Mid Cap Core Equity II	Limited Duration
Invesco V.I. Mid Cap Growth II	Money Market
Invesco V.I. Money Market II	Multi Cap Growth
Invesco V.I. S&P 500 Index II
Invesco V.I. Technology II	Morgan Stanley Variable Investment Series (Class Y Shares)
Invesco V.I. Value Opportunities II	European Equity (Class Y Shares)
Income Plus (Class Y Shares)
Janus Aspen Series	Limited Duration (Class Y Shares)
Forty Portfolio	Money Market (Class Y Shares)
Multi Cap Growth (Class Y Shares)
Lazard Retirement Series, Inc.
Emerging Markets Equity	Neuberger Berman Advisors Management Trust
AMT Large Cap Value
Legg Mason Partners Variable Equity Trust	AMT Mid-Cap Growth**
ClearBridge Variable Large Cap Value Portfolio I
Oppenheimer Variable Account Funds
Lord Abbett Series Fund	Oppenheimer Capital Appreciation
Bond-Debenture	Oppenheimer Conservative Balanced*
Fundamental Equity	Oppenheimer Core Bond
Growth and Income	Oppenheimer Discovery Mid Cap Growth
Growth Opportunities	Oppenheimer Global
Mid-Cap Stock	Oppenheimer Global Strategic Income
Oppenheimer Main Street
MFS Variable Insurance Trust	Oppenheimer Main Street Small Cap
MFS Growth
MFS High Yield	Oppenheimer Variable Account Funds (Service Shares (“SS”))
MFS Investors Trust	Oppenheimer Capital Appreciation (SS)
MFS New Discovery	Oppenheimer Conservative Balanced (SS)*
MFS Research	Oppenheimer Core Bond (SS)
MFS Total Return Bond*	Oppenheimer Discovery Mid Cap Growth (SS)
MFS Utilities	Oppenheimer Global (SS)
Oppenheimer Global Strategic Income (SS)
MFS Variable Insurance Trust (Service Class)	Oppenheimer Main Street (SS)
MFS Growth (Service Class)	Oppenheimer Main Street Small Cap (SS)
MFS Investors Trust (Service Class)

178

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Panorama Series Fund, Inc. (Service Shares (“SS”))	Putnam Variable Trust (continued)
Oppenheimer International Growth (SS)**	VT Growth and Income
VT Growth Opportunities
PIMCO Variable Insurance Trust	VT High Yield
Foreign Bond (US Dollar-Hedged)	VT Income
Money Market	VT International Equity
PIMCO VIT Total Return	VT International Growth
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	VT International Value
PIMCO VIT Emerging Markets Bond (Advisor Shares)	VT Investors
PIMCO VIT Real Return (Advisor Shares)	VT Money Market
PIMCO VIT Total Return (Advisor Shares)	VT Multi-Cap Growth
VT Multi-Cap Value
Profunds VP	VT Research
ProFund VP Consumer Goods Portfolio**	VT Small Cap Value
ProFund VP Consumer Services Portfolio**	VT Voyager
ProFund VP Financials
ProFund VP Health Care	Rydex Variable Trust Rydex
ProFund VP Industrials**	VIF NASDAQ-100**
ProFund VP Large-Cap Growth**
ProFund VP Large-Cap Value**	The Universal Institutional Funds, Inc.
ProFund VP Mid-Cap Growth**	Morgan Stanley UIF Core Plus Fixed Income*
ProFund VP Mid-Cap Value**	Morgan Stanley UIF Emerging Markets Equity*
ProFund VP Real Estate**	Morgan Stanley UIF Global Infrastructure*
ProFund VP Small-Cap Growth**	Morgan Stanley UIF Global Strategist*
ProFund VP Small-Cap Value**	Morgan Stanley UIF Growth*
ProFund VP Telecommunications	Morgan Stanley UIF Mid Cap Growth*
ProFund VP Utilities	Morgan Stanley UIF U.S. Real Estate*

Putnam Variable Trust	The Universal Institutional Funds, Inc. (Class II)
VT American Government Income	Morgan Stanley UIF Emerging Markets Debt (Class II)*
VT Capital Opportunities	Morgan Stanley UIF Emerging Markets Equity (Class II)*
VT Diversified Income	Morgan Stanley UIF Global Franchise (Class II)*
VT Equity Income	Morgan Stanley UIF Global Infrastructure (Class II)*
VT George Putnam Balanced	Morgan Stanley UIF Global Strategist (Class II)*
VT Global Asset Allocation	Morgan Stanley UIF Growth (Class II)*
VT Global Equity	Morgan Stanley UIF Mid Cap Growth (Class II)*
VT Global Health Care	Morgan Stanley UIF Small Company Growth (Class II)*
VT Global Utilities	Morgan Stanley UIF U.S. Real Estate (Class II)*
* See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.
** Fund was available, but had no net assets as of December 31, 2015

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.

179

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1.	Organization (continued)

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.	Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:

The following sub-accounts were closed during the year ended December 31, 2015:

AST FI Pyramis® Asset Allocation (Fund ceased operations on October 16, 2015)
AST Franklin Templeton Founding Funds Allocation (Fund ceased operations on October 16, 2015)
AST Franklin Templeton Founding Funds Plus (Fund ceased operations on October 16, 2015)
AST Neuberger Berman Core Bond (Fund ceased operations on October 16, 2015)
AST Neuberger Berman Mid-Cap Growth (Fund ceased operations on October 16, 2015)
AST Schroders Multi-Asset World Strategies (Fund ceased operations on October 16, 2015)
AST T. Rowe Price Equity Income (Fund ceased operations on October 16, 2015)

The following sub-account was opened during the year ended December 31, 2015:

AST Bond Portfolio 2026 (Fund launched on January 2, 2015)

The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
April 24, 2015	VIP Growth Stock (Service Class 2)	VIP Growth Opportunities (Service Class 2)

The following sub-accounts had name changes during the year ended December 31, 2015:

Former name:	New name:
AllianceBernstein VPS Growth	AB VPS Growth
AllianceBernstein VPS Growth & Income	AB VPS Growth & Income
AllianceBernstein VPS International Value	AB VPS International Value
AllianceBernstein VPS Large Cap Growth	AB VPS Large Cap Growth
AllianceBernstein VPS Small/Mid Cap Value	AB VPS Small/Mid Cap Value
AllianceBernstein VPS Value	AB VPS Value

180

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NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Former name:	New name:
Deutsche International VIP A	Deutsche CROCI® International VIP A
Invesco V.I. Diversified Income	Invesco V.I. Core Plus Bond
Invesco V.I. Diversified Income II	Invesco V.I. Core Plus Bond II
MFS Research Bond	MFS Total Return Bond
Oppenheimer Capital Income	Oppenheimer Conservative Balanced
Oppenheimer Capital Income (SS)	Oppenheimer Conservative Balanced (SS)
Van Kampen UIF Core Plus Fixed Income	Morgan Stanley UIF Core Plus Fixed Income
Van Kampen UIF Emerging Markets Equity	Morgan Stanley UIF Emerging Markets Equity
Van Kampen UIF Global Infrastructure	Morgan Stanley UIF Global Infrastructure
Van Kampen UIF Global Tactical Asset Allocation Portfolio	Morgan Stanley UIF Global Strategist
Van Kampen UIF Growth	Morgan Stanley UIF Growth
Van Kampen UIF Mid Cap Growth	Morgan Stanley UIF Mid Cap Growth
Van Kampen UIF U.S. Real Estate	Morgan Stanley UIF U.S. Real Estate
Van Kampen UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Debt (Class II)
Van Kampen UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)
Van Kampen UIF Global Franchise (Class II)	Morgan Stanley UIF Global Franchise (Class II)
Van Kampen UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)
Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)	Morgan Stanley UIF Global Strategist (Class II)
Van Kampen UIF Growth (Class II)	Morgan Stanley UIF Growth (Class II)
Van Kampen UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)
Van Kampen UIF Small Company (Class II)	Morgan Stanley UIF Small Company (Class II)
Van Kampen UIF U.S. Real Estate (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
VIP Money Market (Service Class 2)	VIP Government Money Market (Service Class 2)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2014:

The following sub-account was opened during the year ended December 31, 2014:

AST Bond Portfolio 2025 (Fund launched on January 2, 2014)

The following sub-accounts were merged during the year ended December 31, 2014:

Date:	Merged from:	Merged to:
February 7, 2014	AST Goldman Sachs Concentrated Growth	AST Loomis Sayles Large-Cap Growth
April 25, 2014	Global Infrastructure	Van Kampen UIF Global Infrastructure
April 25, 2014	Global Infrastructure (Class Y Shares)	Van Kampen UIF Global Infrastructure (Class II)
December 5, 2014	Clearbridge Variable All Cap Value Portfolio I	Clearbridge Variable Large Cap Value Portfolio I

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of

181

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3.	Summary of Significant Accounting Policies (continued)

each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2015. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.	Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

182

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NOTES TO FINANCIAL STATEMENTS

4.	Fair Value of Assets (continued)

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in contracts in payout (annuitization) period in the Statement of Net Assets.

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.69% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

183

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments
The cost of investments purchased during the year ended December 31, 2015 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$320,980
AST Advanced Strategies	61,810
AST Balanced Asset Allocation	107,838
AST Bond Portfolio 2024	169,276
AST Bond Portfolio 2025	1,563,530
AST Bond Portfolio 2026*	159,424
AST Capital Growth Asset Allocation	422,993
AST Cohen & Steers Realty	449
AST Defensive Asset Allocation	690,756
AST FI Pyramis® Asset Allocation*	248,043
AST FI Pyramis® Quantitative	243,442
AST Franklin Templeton Founding Funds Allocation*	71,284
AST Goldman Sachs Large-Cap Value	73,255
AST Goldman Sachs Mid-Cap Growth	56,247
AST Goldman Sachs Multi-Asset	32,950
AST Goldman Sachs Small-Cap Value	1
AST Herndon Large-Cap Value	908
AST High Yield	3,755
AST International Growth	3,652
AST International Value	1
AST Investment Grade Bond	2,178,737
AST J.P. Morgan Global Thematic	15,834
AST J.P. Morgan Strategic Opportunities	93,942
AST Large-Cap Value	1
AST Loomis Sayles Large-Cap Growth	36
AST Money Market	1,269,256
AST Neuberger Berman/LSV Mid-Cap Value	1,437
AST Neuberger Berman Mid-Cap Growth*	1,161
AST New Discovery Asset Allocation	173,894
AST Parametric Emerging Markets Equity	1
AST PIMCO Total Return Bond	938
AST Preservation Asset Allocation	423,470
AST Prudential Growth Allocation	3,872,430
AST QMA US Equity Alpha	1,863
AST RCM World Trends	43,892
AST Schroders Global Tactical	676,662
AST Schroders Multi-Asset World Strategies*	16,036
AST Small-Cap Growth	520
AST Small-Cap Growth Opportunities	1,482

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

184

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Advanced Series Trust Sub-Accounts (continued):
AST Small-Cap Value	$898
AST Templeton Global Bond	420
AST T. Rowe Price Asset Allocation	812,702
AST T. Rowe Price Large-Cap Growth	622
AST T. Rowe Price Natural Resources	9,965
AST Wellington Management Hedged Equity	89,322
Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth*	3,574,722
AB VPS Growth & Income*	1,147,639
AB VPS International Value*	425,667
AB VPS Large Cap Growth*	2,188,112
AB VPS Small/Mid Cap Value*	2,044,469
AB VPS Value*	21,517
Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
American Century VP Balanced	1,243
American Century VP International	22
Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	11,896
Deutsche Capital Growth VIP A	354,996
Deutsche Core Equity VIP A	14,601
Deutsche CROCI® International VIP A*	10,601
Deutsche Global Small Cap VIP A	150,507
Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	105,883
Deutsche Money Market VIP A II	124,919
Deutsche Small Mid Cap Growth VIP A II	43,724
Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
Dreyfus Socially Responsible Growth Fund	3,056
Investments in the Dreyfus Stock Index Fund Sub-Accounts:
Dreyfus Stock Index Fund	26,707
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Growth & Income	7,762
VIF Money Market	2,725,955
Investments in the Federated Insurance Series Sub-Accounts:
Federated Prime Money Fund II	19,613
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	520,497
VIP Equity-Income	101,359
VIP Growth	134,552
VIP High Income	44,700
VIP Index 500	104,971
VIP Investment Grade Bond	36,044
VIP Overseas	13,541
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Asset Manager Growth (Service Class 2)	21,085
VIP Contrafund (Service Class 2)	5,081,480

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

185

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Equity-Income (Service Class 2)	$74,621
VIP Freedom 2010 Portfolio (Service Class 2)	546,124
VIP Freedom 2020 Portfolio (Service Class 2)	381,159
VIP Freedom 2030 Portfolio (Service Class 2)	277,696
VIP Freedom Income Portfolio (Service Class 2)	898,094
VIP Government Money Market (Service Class 2)*	3,968,851
VIP Growth (Service Class 2)	4,907
VIP Growth & Income (Service Class 2)	546,904
VIP Growth Opportunities (Service Class 2)*	1,834,132
VIP Growth Stock (Service Class 2)*	181,183
VIP High Income (Service Class 2)	283,955
VIP Index 500 (Service Class 2)	1,308,703
VIP Investment Grade Bond (Service Class 2)	49
VIP Mid Cap (Service Class 2)	2,126,225
VIP Overseas (Service Class 2)	358
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP	1,048,720
Franklin Growth and Income VIP	1,791,859
Franklin High Income VIP	1,032,590
Franklin Income VIP	9,117,784
Franklin Large Cap Growth VIP	7,654,443
Franklin Mutual Global Discovery VIP	1,571,013
Franklin Mutual Shares VIP	6,714,637
Franklin Small Cap Value VIP	4,529,937
Franklin Small-Mid Cap Growth VIP	242,391
Franklin U.S. Government Securities VIP	830,055
Templeton Developing Markets VIP	2,597,358
Templeton Foreign VIP	5,516,979
Templeton Global Bond VIP	163,683
Templeton Growth VIP	28,231
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	477,272
VIT Mid Cap Value	224,605
VIT Small Cap Equity Insights	733,432
VIT Strategic Growth	1,576
VIT U.S. Equity Insights	436,920
Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	1,241,602
Invesco V.I. American Value	6,069,826
Invesco V.I. Comstock	1,028,724
Invesco V.I. Core Equity	9,124,244
Invesco V.I. Core Plus Bond*	560,536
Invesco V.I. Diversified Dividend	3,215,519
Invesco V.I. Equity and Income	3,759,158
Invesco V.I. Global Core Equity	1,703,166
Invesco V.I. Government Securities	744,093
Invesco V.I. High Yield	1,481,331

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

186

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Invesco Investment Services Sub-Accounts (continued):
Invesco V.I. International Growth	$639,801
Invesco V.I. Managed Volatility	2,444,726
Invesco V.I. Mid Cap Core Equity	1,231,212
Invesco V.I. Mid Cap Growth	794,883
Invesco V.I. Money Market	954,538
Invesco V.I. S&P 500 Index	7,401,976
Invesco V.I. Technology	364,847
Invesco V.I. Value Opportunities	838,032
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	529,344
Invesco V.I. American Value II	4,309,363
Invesco V.I. Comstock II	4,011,358
Invesco V.I. Core Equity II	197,593
Invesco V.I. Core Plus Bond II*	6,504
Invesco V.I. Diversified Dividend II	1,163,511
Invesco V.I. Equity and Income II	4,763,228
Invesco V.I. Global Core Equity II	825,232
Invesco V.I. Government Securities II	5,748
Invesco V.I. Growth and Income II	10,085,761
Invesco V.I. High Yield II	662,104
Invesco V.I. International Growth II	303,032
Invesco V.I. Managed Volatility II	55,279
Invesco V.I. Mid Cap Core Equity II	171,874
Invesco V.I. Mid Cap Growth II	1,729,967
Invesco V.I. Money Market II	288
Invesco V.I. S&P 500 Index II	7,278,827
Invesco V.I. Technology II	1,004
Invesco V.I. Value Opportunities II	554,853
Investments in the Janus Aspen Series Sub-Accounts:
Forty Portfolio	2,286
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
Emerging Markets Equity	66
Investments in the Legg Mason Partners Variable Equity Trust Sub-Accounts:
ClearBridge Variable Large Cap Value Portfolio I	84
Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,178,330
Fundamental Equity	453,026
Growth and Income	1,236,704
Growth Opportunities	965,932
Mid-Cap Stock	1,629,904
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	78,409
MFS High Yield	20,984
MFS Investors Trust	111,635
MFS New Discovery	195,104
MFS Research	80,551
MFS Total Return Bond*	319,968
MFS Utilities	26,801

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

187

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	$4,044
MFS Investors Trust (Service Class)	13,946
MFS New Discovery (Service Class)	4,596
MFS Research (Service Class)	2,639
MFS Utilities (Service Class)	104,723
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,921,262
Income Plus	3,331,429
Limited Duration	218,394
Money Market	5,943,660
Multi Cap Growth	33,758,713
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	577,615
Income Plus (Class Y Shares)	3,851,113
Limited Duration (Class Y Shares)	905,572
Money Market (Class Y Shares)	4,996,183
Multi Cap Growth (Class Y Shares)	10,224,980
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
AMT Large Cap Value	1,707
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	617,864
Oppenheimer Conservative Balanced*	35,932
Oppenheimer Core Bond	28,090
Oppenheimer Discovery Mid Cap Growth	95,222
Oppenheimer Global	237,022
Oppenheimer Global Strategic Income	98,603
Oppenheimer Main Street	255,100
Oppenheimer Main Street Small Cap	214,322
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	4,298,507
Oppenheimer Conservative Balanced (SS)*	326,671
Oppenheimer Core Bond (SS)	1,895,084
Oppenheimer Discovery Mid Cap Growth (SS)	1,090,340
Oppenheimer Global (SS)	957,828
Oppenheimer Global Strategic Income (SS)	3,449,302
Oppenheimer Main Street (SS)	7,374,665
Oppenheimer Main Street Small Cap (SS)	3,383,844
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	49
Money Market	36
PIMCO VIT Total Return	145
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	143,952
PIMCO VIT Emerging Markets Bond (Advisor Shares)	66,473
PIMCO VIT Real Return (Advisor Shares)	135,443
PIMCO VIT Total Return (Advisor Shares)	1,172,617

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

188

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the ProFunds VP Sub-Accounts:
ProFund VP Financials	$6
ProFund VP Telecommunications	117
ProFund VP Utilities	312
Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	926,927
VT Capital Opportunities	617,626
VT Diversified Income	2,717,852
VT Equity Income	2,558,748
VT George Putnam Balanced	1,908,976
VT Global Asset Allocation	4,160,465
VT Global Equity	405,677
VT Global Health Care	3,453,736
VT Global Utilities	726,746
VT Growth and Income	3,198,259
VT Growth Opportunities	1,756,123
VT High Yield	3,300,239
VT Income	4,648,407
VT International Equity	2,917,503
VT International Growth	251,184
VT International Value	352,763
VT Investors	987,691
VT Money Market	13,338,695
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Multi-Cap Growth	1,943,379
VT Multi-Cap Value	1,269,726
VT Research	589,059
VT Small Cap Value	4,755,787
VT Voyager	17,832,429
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanley UIF Core Plus Fixed Income*	12,640
Morgan Stanley UIF Emerging Markets Equity*	365,164
Morgan Stanley UIF Global Infrastructure*	6,040,574
Morgan Stanley UIF Global Strategist*	2,734,921
Morgan Stanley UIF Growth*	5,721,994
Morgan Stanley UIF Mid Cap Growth*	2,475,991
Morgan Stanley UIF U.S. Real Estate*	1,288,352
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Emerging Markets Debt (Class II)*	696,140
Morgan Stanley UIF Emerging Markets Equity (Class II)*	178,943
Morgan Stanley UIF Global Franchise (Class II)*	6,395,078
Morgan Stanley UIF Global Infrastructure (Class II)*	1,774,166
Morgan Stanley UIF Global Strategist (Class II)*	895,173
Morgan Stanley UIF Growth (Class II)*	868,688
Morgan Stanley UIF Mid Cap Growth (Class II)*	3,198,560
Morgan Stanley UIF Small Company Growth (Class II)*	2,267,759
Morgan Stanley UIF U.S. Real Estate (Class II)*	1,676,021
$379,623,552

*See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

189

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

190

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2015	419	$9.72	—	10.97	$4,369	—%	1.15	—	2.60%	(5.67)	—	(4.32)%
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72
2012	667	9.51	—	10.27	6,651	1.09	1.15	—	2.60	9.71	—	11.28
2011	713	8.66	—	9.23	6,421	0.65	1.15	—	2.60	(5.13)	—	(3.77)

Advanced Series Trust - AST Advanced Strategies
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23
2012	233	10.53	—	11.37	2,580	1.50	1.15	—	2.60	10.76	—	12.35
2011	220	9.50	—	10.12	2,181	1.02	1.15	—	2.60	(2.42)	—	(1.03)

Advanced Series Trust - AST Balanced Asset Allocation
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79
2012	853	10.17	—	10.93	9,092	0.97	1.00	—	2.35	11.32	—	12.10
2011	850	9.14	—	9.75	8,187	0.64	1.15	—	2.65	(3.76)	—	(2.34)

Advanced Series Trust - AST BlackRock Global Strategies (fund launched on April 29, 2011)
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16
2012	2	10.11	—	10.11	17	—	1.55	—	1.55	10.18	—	10.18
2011	0	9.17	—	9.17	—	—	NA	—	NA	NA	—	NA

Advanced Series Trust - AST Bond Portfolio 2018
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)
2012	46	14.14	—	14.41	660	0.46	1.50	—	1.90	4.11	—	4.15
2011	61	13.59	—	13.83	842	0.47	1.50	—	2.00	11.35	—	11.90

Advanced Series Trust - AST Bond Portfolio 2019
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)
2012	23	14.23	—	14.56	335	0.87	1.50	—	2.00	3.78	—	4.29
2011	23	13.71	—	13.96	323	0.86	1.50	—	2.00	13.70	—	14.26

191

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2020
2015	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2014	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2013	—	10.82	—	10.82	—	—	1.75	—	1.75		(8.13)	—	(8.13)
2012	—	11.67	—	11.90	—	2.51	1.50	—	2.00		4.26	—	4.74
2011	7	11.19	—	11.36	81	1.61	1.50	—	2.00		16.35	—	16.92

Advanced Series Trust - AST Bond Portfolio 2021
2015	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2014	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2012	25	13.57	—	13.77	337	0.63	1.50	—	2.00		4.69	—	5.21
2011	34	12.96	—	13.09	437	0.15	1.50	—	2.00		17.94	—	18.52

Advanced Series Trust - AST Bond Portfolio 2022 (fund launched on January 3, 2011)
2015	12	12.02	—	12.02	147	—	1.85	—	1.85		0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85		8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85		(12.00)	—	(10.51)
2012	44	12.37	—	12.58	558	0.03	1.50	—	2.35		3.41	—	4.28
2011	53	11.96	—	12.06	633	—	1.50	—	2.35		19.60	—	20.60

Advanced Series Trust - AST Bond Portfolio 2023 (fund launched on January 3, 2012)
2015	5	10.36	—	10.36	57	—	1.50	—	1.50		1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00		10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00		(12.40)	—	(11.53)
2012	18	10.43	—	10.43	192	—	1.50	—	1.50		4.33	—	4.33

Advanced Series Trust - AST Bond Portfolio 2024 (fund launched on January 2, 2013)
2015	8	10.04	—	10.04	80	—	1.50	—	1.50		1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35		12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35		(12.94)	—	(12.21)

Advanced Series Trust - AST Bond Portfolio 2025 (fund launched on January 2, 2014)
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00		(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50		13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (fund launched on April 24, 2015)
2015	11	9.92	—	9.97	107	—%	1.50	—	2.00%		0.19	—	0.51

Advanced Series Trust - AST Capital Growth Asset Allocation
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25		(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25		4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25		19.98	—	21.28
2012	647	9.54	—	10.12	6,390	0.91	1.15	—	2.25		12.43	—	13.15
2011	607	8.43	—	9.00	5,335	0.52	1.15	—	2.65		(4.95)	—	(3.54)

192

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2015	2	$15.77	—	16.44	$30	—%	1.15	—	1.65%	3.65	—	5.82%
2014	7	14.90	—	15.86	103	—	1.15	—	1.65	25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65	1.96	—	3.38
2012	6	11.70	—	12.02	74	1.82	1.15	—	1.65	14.03	—	15.22
2011	4	10.16	—	10.54	42	0.66	1.15	—	2.00	4.50	—	5.38

Advanced Series Trust - AST Defensive Asset Allocation (fund launched on April 29, 2013)
2015	69	9.73	—	9.73	673	—	2.10	—	2.10	(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

Advanced Series Trust - AST FI Pyramis® Asset Allocation (fund ceased operations on October 16, 2015)
2015	—	12.13	—	13.50	—	—	1.15	—	2.60	(1.12)	—	(0.01)
2014	26	12.27	—	13.50	338	—	1.15	—	2.60	3.04	—	4.52
2013	25	11.91	—	12.91	318	—	1.15	—	2.60	16.20	—	17.87
2012	20	10.25	—	10.96	221	0.56	1.15	—	2.60	10.75	—	12.34
2011	18	9.26	—	9.75	175	0.21	1.15	—	2.60	(4.94)	—	(3.58)

Advanced Series Trust - AST FI Pyramis® Quantitative
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60	(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60	0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60	11.85	—	13.45
2012	263	9.24	—	9.98	2,555	2.14	1.15	—	2.60	7.82	—	9.37
2011	266	8.57	—	9.12	2,381	1.69	1.15	—	2.60	(4.00)	—	(2.62)

Advanced Series Trust - AST Franklin Templeton Founding Funds Allocation (fund ceased operations on October 16, 2015)
2015	—	12.52	—	13.00	—	—	1.15	—	2.25	(4.65)	—	(3.95)
2014	240	13.13	—	13.54	3,222	—	1.15	—	2.25	0.77	—	2.00
2013	253	13.03	—	13.27	3,337	—	1.15	—	2.25	21.77	—	23.05
2012	278	10.71	—	10.79	2,991	—	1.15	—	2.25	7.08	—	7.86

Advanced Series Trust - AST Franklin Templeton Founding Funds Plus (fund ceased operations on October 16, 2015)
2015	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2014	—	10.68	—	11.03	—	—	< 0.01	—	< 0.01	(0.40)	—	1.47
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Advanced Series Trust - AST Global Real Estate
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65	(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65	12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65	2.65	—	3.16
2012	<1	11.20	—	11.45	3	1.76	1.15	—	1.65	24.74	—	25.36
2011	<1	8.98	—	9.13	2	2.05	1.15	—	1.65	(6.58)	—	(6.12)

193

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2015	7	$11.31	—	12.29	$78	—%	1.00	—	2.00%	(9.85)	—	(4.52)%
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02
2012	1	8.55	—	8.72	8	0.44	1.15	—	1.50	17.89	—	18.30
2011	2	7.26	—	7.37	16	0.99	1.15	—	1.50	(6.92)	—	(6.59)

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69
2012	3	12.20	—	12.76	42	—	1.15	—	2.00	17.26	—	18.25
2011	4	10.40	—	10.79	48	—	1.15	—	2.00	(4.88)	—	(4.08)

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57
2012	50	10.59	—	11.01	543	0.62	1.15	—	2.00	7.96	—	8.88
2011	47	9.81	—	10.12	469	0.49	1.15	—	2.00	(2.46)	—	(1.64)

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23
2012	<1	13.49	—	13.79	6	0.58	1.15	—	1.65	13.81	—	14.37
2011	<1	11.85	—	12.05	5	1.22	1.15	—	1.65	(0.34)	—	0.15

Advanced Series Trust - AST Herndon Large-Cap Value
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10
2012	3	8.51	—	8.74	22	1.04	1.15	—	1.65	11.56	—	12.11
2011	2	7.63	—	7.80	15	0.72	1.15	—	1.65	(2.11)	—	(1.62)

Advanced Series Trust - AST High Yield
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12
2012	6	13.16	—	13.52	85	6.69	1.00	—	1.50	12.43	—	13.49
2011	3	11.70	—	11.91	33	3.49	1.15	—	1.55	1.60	—	2.00

194

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST International Growth
2015	5	$9.10	—	9.49	$44	—%	1.15	—	1.65%	1.47	—	1.97%
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70
2012	6	8.24	—	8.47	51	1.19	1.15	—	1.65	18.41	—	18.99
2011	7	6.96	—	7.12	47	0.63	1.15	—	1.65	(14.34)	—	(13.91)

Advanced Series Trust - AST International Value
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75
2012	8	7.99	—	8.21	62	2.40	1.15	—	1.65	15.35	—	16.54
2011	9	6.86	—	7.12	64	1.39	1.15	—	2.00	(14.27)	—	(13.54)

Advanced Series Trust - AST Investment Grade Bond
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)
2012	307	15.06	—	15.69	4,735	0.80	1.15	—	2.05	7.20	—	8.15
2011	681	14.05	—	14.51	9,758	3.03	1.15	—	2.05	10.19	—	11.17

Advanced Series Trust - AST J.P. Morgan Global Thematic
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07
2012	11	10.76	—	11.14	119	0.58	1.15	—	1.90	12.27	—	12.29
2011	13	9.59	—	9.92	129	0.33	1.15	—	2.10	(2.61)	—	(1.70)

Advanced Series Trust - AST J.P. Morgan International Equity
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05
2012	5	8.84	—	9.26	49	1.88	1.15	—	2.00	19.51	—	20.52
2011	6	7.40	—	7.68	45	1.27	1.15	—	2.00	(10.93)	—	(10.18)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77
2012	300	10.17	—	10.98	3,218	1.67	1.15	—	2.60	7.90	—	9.46
2011	313	9.42	—	10.04	3,079	0.95	1.15	—	2.60	(2.31)	—	(0.91)

195

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Large-Cap Value
2015	<1	$11.35	—	11.35	$1	—%	1.15	—	1.15%	(8.89)	—	(8.89)%
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27
2012	<1	8.01	—	8.01	6	0.64	1.15	—	1.15	15.55	—	15.55
2011	<1	6.94	—	6.94	1	1.29	1.15	—	1.15	(5.27)	—	(5.27)

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26
2012	10	9.54	—	10.06	98	0.36	1.00	—	2.00	10.06	—	11.88
2011	8	8.66	—	8.99	74	0.28	1.15	—	2.00	(2.86)	—	(2.04)

Advanced Series Trust - AST Lord Abbett Core Fixed Income
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)
2012	5	13.21	—	13.57	62	1.05	1.00	—	1.50	4.36	—	5.57
2011	4	12.66	—	12.85	49	1.78	1.15	—	1.50	8.54	—	8.92

Advanced Series Trust - AST MFS Global Equity
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37
2012	5	11.24	—	11.54	56	0.97	1.00	—	1.50	21.25	—	22.66
2011	4	9.27	—	9.41	39	0.46	1.15	—	1.50	(4.56)	—	(4.23)

Advanced Series Trust - AST MFS Growth
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15
2012	1	10.59	—	10.59	14	—	1.15	—	1.15	15.75	—	15.75
2011	2	9.15	—	9.15	14	0.34	1.15	—	1.15	(1.72)	—	(1.72)

Advanced Series Trust - AST Mid-Cap Value
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91
2012	3	10.71	—	11.21	31	0.62	1.15	—	2.00	16.08	—	17.06
2011	4	9.23	—	9.57	38	0.61	1.15	—	2.00	(5.34)	—	(4.55)

196

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Money Market
2015	43	$8.88	—	9.65	$390	—%	1.00	—	2.00%	(1.24)	—	(0.99)%
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)
2012	34	9.34	—	9.86	325	0.01	1.15	—	1.85	(2.41)	—	(1.14)
2011	43	9.57	—	9.97	418	0.02	1.15	—	2.10	(2.03)	—	(1.12)

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39
2012	2	10.58	—	10.87	25	0.94	1.15	—	1.65	15.22	—	15.79
2011	4	9.18	—	9.38	34	0.87	1.15	—	1.65	(4.07)	—	(3.59)

Advanced Series Trust - AST Neuberger Berman Mid-Cap Growth (fund ceased operations on October 16, 2015)
2015	—	14.86	—	15.67	—	—	1.00	—	1.65	2.25	—	2.77
2014	4	14.54	—	15.25	55	—	1.00	—	1.65	6.18	—	6.87
2013	4	13.69	—	14.27	52	—	1.00	—	1.65	30.46	—	31.30
2012	4	10.49	—	10.87	41	—	1.00	—	1.65	10.55	—	12.00
2011	3	9.49	—	9.70	32	—	1.15	—	1.65	0.04	—	0.53

Advanced Series Trust - AST New Discovery Asset Allocation (fund launched on April 30, 2012)
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16
2012	1	10.34	—	10.34	6	2.32	1.50	—	1.50	3.37	—	3.37

Advanced Series Trust - AST Parametric Emerging Markets Equity
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)
2012	2	9.99	—	10.22	17	1.57	1.15	—	1.65	16.01	—	16.59
2011	2	8.62	—	8.76	21	0.88	1.15	—	1.65	(21.57)	—	(21.18)

Advanced Series Trust - AST PIMCO Limited Maturity Bond
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)
2012	10	11.82	—	12.24	116	1.12	1.00	—	1.65	2.99	—	4.34
2011	9	11.47	—	11.73	108	0.91	1.15	—	1.65	0.59	—	1.09

197

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST PIMCO Total Return Bond
2015	6	$12.89	—	13.61	$85	—%	1.00	—	1.65%	(3.70)	—	(2.00)%
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)
2012	33	13.27	—	14.00	440	2.47	1.00	—	2.00	7.17	—	8.95
2011	33	12.38	—	12.85	411	1.75	1.15	—	2.00	1.16	—	2.00

Advanced Series Trust - AST Preservation Asset Allocation
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97
2012	752	10.95	—	11.83	8,681	1.14	1.15	—	2.60	7.57	—	9.12
2011	768	10.18	—	10.84	8,176	0.90	1.15	—	2.60	(1.56)	—	(0.15)

Advanced Series Trust - AST Prudential Growth Allocation
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69
2012	1,112	8.71	—	9.41	10,160	1.72	1.15	—	2.60	10.05	—	11.63
2011	1,133	7.92	—	8.43	9,291	1.21	1.15	—	2.60	(8.59)	—	(7.28)

Advanced Series Trust - AST QMA US Equity Alpha
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12
2012	5	9.43	—	9.82	47	0.73	1.00	—	1.75	16.76	—	18.41
2011	3	8.08	—	8.29	29	0.68	1.15	—	1.75	1.68	—	2.28

Advanced Series Trust - AST RCM World Trends
2015	117	10.72	—	12.01	1,349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16
2012	169	9.83	—	10.53	1,741	0.61	1.15	—	2.65	7.43	—	9.02
2011	170	9.15	—	9.66	1,613	0.39	1.15	—	2.65	(4.35)	—	(2.93)

Advanced Series Trust - AST Schroders Global Tactical
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72
2012	38	10.37	—	10.54	402	0.63	1.15	—	1.50	14.39	—	14.58
2011	28	9.06	—	9.19	255	0.26	1.15	—	1.55	(3.88)	—	(3.50)

198

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Schroders Multi-Asset World Strategies (fund ceased operations on October 16, 2015)
2015	—	$10.53	—	11.84	$—	—%	1.15	—	2.60%	(3.51)	—	(2.42)%
2014	56	10.91	—	12.13	653	—	1.15	—	2.60	0.42	—	1.86
2013	61	10.87	—	11.91	704	—	1.15	—	2.60	11.50	—	13.10
2012	80	9.75	—	10.53	821	2.64	1.15	—	2.60	8.31	—	9.87
2011	66	9.00	—	9.58	623	1.97	1.15	—	2.60	(5.83)	—	(4.48)

Advanced Series Trust - AST Small-Cap Growth
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63
2012	<1	12.09	—	12.32	3	—	1.15	—	1.50	10.51	—	10.90
2011	<1	10.94	—	11.11	3	—	1.15	—	1.50	(2.44)	—	(2.11)

Advanced Series Trust - AST Small-Cap Growth Opportunities
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42
2012	2	9.65	—	10.00	20	—	1.00	—	1.65	18.12	—	19.67
2011	2	8.17	—	8.35	17	0.43	1.15	—	1.65	(14.52)	—	(14.10)

Advanced Series Trust - AST Small-Cap Value
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72
2012	2	10.89	—	11.18	23	0.59	1.15	—	1.65	16.81	—	18.03
2011	3	9.22	—	9.57	30	0.56	1.15	—	2.00	(7.82)	—	(7.04)

Advanced Series Trust - AST Templeton Global Bond
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)
2012	5	12.39	—	12.73	62	1.86	1.15	—	1.65	3.51	—	4.03
2011	8	11.97	—	12.24	95	2.63	1.15	—	1.65	2.43	—	2.94

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50
2012	507	10.61	—	11.46	5,669	1.31	1.15	—	2.60	10.61	—	12.20
2011	524	9.59	—	10.22	5,235	1.10	1.15	—	2.60	(0.60)	—	0.82

199

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST T. Rowe Price Equity Income (fund ceased operations on October 16, 2015)
2015	—	$9.95	—	10.79	$—	—%	1.00	—	2.00%	(7.87)	—	(7.15)%
2014	7	10.80	—	11.62	80	—	1.00	—	2.00	5.36	—	6.40
2013	7	10.25	—	10.92	77	—	1.00	—	2.00	27.14	—	28.40
2012	8	8.06	—	8.50	63	0.19	1.00	—	2.00	14.94	—	16.85
2011	6	7.01	—	7.28	44	1.06	1.15	—	2.00	(3.57)	—	(2.76)

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39
2012	3	11.42	—	11.64	33	—	1.15	—	1.50	15.84	—	16.24
2011	3	9.86	—	10.01	32	—	1.15	—	1.50	(3.15)	—	(2.81)

Advanced Series Trust - AST T. Rowe Price Natural Resources
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07
2012	14	8.51	—	8.74	117	0.46	1.15	—	1.65	1.93	—	2.44
2011	14	8.35	—	8.53	114	0.54	1.15	—	1.65	(16.30)	—	(15.89)

Advanced Series Trust - AST Wellington Management Hedged Equity
2015	22	10.36	—	10.58	228	—%	1.50	—	1.75%	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72
2012	14	8.69	—	8.76	119	0.29	1.50	—	1.65	9.20	—	9.36
2011	13	7.95	—	8.01	106	0.31	1.50	—	1.65	(5.02)	—	(4.88)

Advanced Series Trust - AST Western Asset Core Plus Bond (fund launched on August 20, 2012)
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)
2012	1	12.39	—	12.39	13	—	1.00	—	1.00	6.78	—	6.78

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79
2012	2,044	8.29	—	13.95	21,048	—	0.70	—	2.59	10.63	—	12.79
2011	2,394	7.35	—	12.61	22,252	—	0.70	—	2.59	(1.64)	—	0.27

200

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2015	2,554	$18.99	—	23.19	$46,289	1.16%	0.70	—	2.59%	(1.20)	—	0.72%
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65
2012	4,652	13.77	—	15.87	59,852	1.36	0.70	—	2.59	14.20	—	16.42
2011	5,403	12.06	—	13.63	60,388	1.14	0.70	—	2.59	3.33	—	5.33

Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15
2012	1,567	8.43	—	9.34	14,231	1.35	1.29	—	2.59	11.23	—	12.72
2011	1,896	7.58	—	8.28	15,325	3.83	1.29	—	2.59	(21.52)	—	(20.48)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45
2012	2,204	8.07	—	12.88	17,489	0.03	0.70	—	2.59	13.67	—	15.89
2011	2,470	6.96	—	11.33	17,081	0.09	0.70	—	2.59	(6.24)	—	(4.42)

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86
2012	834	19.74	—	22.44	18,040	0.29	1.29	—	2.59	15.39	—	16.94
2011	1,022	17.11	—	19.19	18,974	0.27	1.29	—	2.59	(10.98)	—	(9.80)

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73
2012	139	9.10	—	10.08	1,352	1.78	1.29	—	2.59	12.54	—	14.05
2011	167	8.09	—	8.83	1,442	1.17	1.29	—	2.59	(6.26)	—	(5.02)

American Century Variable Portfolios, Inc. - American Century VP Balanced
2015	—	21.30	—	21.30	—	2.74	1.45	—	1.45	(3.98)	—	(3.98)
2014	1	22.18	—	22.18	12	1.56	1.45	—	1.45	8.27	—	8.27
2013	1	20.48	—	20.48	12	1.63	1.45	—	1.45	15.74	—	15.74
2012	1	17.70	—	17.70	11	2.14	1.45	—	1.45	10.19	—	10.19
2011	1	16.06	—	16.06	10	1.95	1.45	—	1.45	3.82	—	3.82

201

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
American Century Variable Portfolios, Inc. - American Century VP International
2015	<1	$17.53	—	17.53	$6	0.38%	1.45	—	1.45%	(0.69)	—	(0.69)%
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65
2012	<1	15.71	—	15.71	5	0.83	1.45	—	1.45	19.41	—	19.41
2011	<1	13.16	—	13.16	4	1.44	1.45	—	1.45	(13.31)	—	(13.31)

Deutsche Variable Series I - Deutsche Bond VIP A
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)
2012	23	15.37	—	15.59	365	4.45	0.70	—	0.80	6.91	—	7.02
2011	20	14.38	—	14.57	296	8.30	0.70	—	0.80	4.84	—	4.95

Deutsche Variable Series I - Deutsche Capital Growth VIP A
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70
2012	69	13.36	—	13.55	928	0.88	0.70	—	0.80	15.12	—	15.24
2011	82	11.61	—	11.76	967	0.77	0.70	—	0.80	(5.23)	—	(5.14)

Deutsche Variable Series I - Deutsche Core Equity VIP A
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37
2012	32	11.87	—	12.04	382	1.23	0.70	—	0.80	14.89	—	15.00
2011	39	10.33	—	10.47	405	1.17	0.70	—	0.80	(0.94)	—	(0.84)

Deutsche Variable Series I - Deutsche CROCI® International VIP A
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39
2012	29	11.16	—	11.32	324	2.13	0.70	—	0.80	19.68	—	19.80
2011	31	9.33	—	9.45	289	1.84	0.70	—	0.80	(17.34)	—	(17.25)

Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99
2012	38	26.08	—	26.45	1,001	0.67	0.70	—	0.80	14.45	—	14.56
2011	46	22.79	—	23.09	1,054	1.62	0.70	—	0.80	(10.62)	—	(10.53)

202

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2015	70	$15.04	—	15.20	$1,055	3.27%	0.70	—	0.80%	(2.23)	—	(2.13)%
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81
2012	97	12.91	—	13.01	1,263	1.55	0.70	—	0.80	12.07	—	12.19
2011	102	11.52	—	11.60	1,185	1.62	0.70	—	0.80	(2.21)	—	(2.11)

Deutsche Variable Series II - Deutsche Money Market VIP A II
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2012	17	10.37	—	10.44	173	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2011	25	10.46	—	10.51	259	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP A II
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78
2012	23	12.38	—	12.47	282	—	0.70	—	0.80	13.43	—	13.55
2011	30	10.91	—	10.99	324	0.52	0.70	—	0.80	(4.67)	—	(4.58)

Dreyfus Socially Responsible Growth Fund, Inc. - Dreyfus Socially Responsible Growth Fund
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81
2012	1	10.59	—	11.27	15	0.82	1.15	—	1.59	10.20	—	10.69
2011	1	9.61	—	10.18	14	1.02	1.15	—	1.59	(0.69)	—	(0.25)

Dreyfus Stock Index Fund - Dreyfus Stock Index Fund
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52
2012	35	11.08	—	13.43	451	2.07	1.15	—	1.85	13.59	—	14.41
2011	39	9.76	—	11.74	442	1.88	1.15	—	1.85	—	—	0.72

Dreyfus Variable Investment Fund - VIF Growth & Income
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22
2012	6	11.61	—	13.25	75	1.37	1.15	—	2.00	15.71	—	16.72
2011	8	10.04	—	11.35	88	1.26	1.15	—	2.00	(4.73)	—	(3.90)

203

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Money Market
2015	37	$9.25	—	11.37	$379	—%	1.15	—	1.85%	(1.85)	—	(1.14)%
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	47	9.78	—	11.76	506	—	1.15	—	1.85	(1.85)	—	(1.15)
2011	53	9.97	—	11.90	577	0.01	1.15	—	1.85	(1.84)	—	(1.13)

Federated Insurance Series - Federated Prime Money Fund II
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	589	9.79	—	11.37	7,077	—	1.15	—	1.85	(1.86)	—	(1.15)
2011	727	9.97	—	11.50	8,816	—	1.15	—	1.85	(1.84)	—	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79
2012	263	14.25	—	21.67	4,535	1.29	1.15	—	1.65	0.03	—	15.08
2011	322	14.25	—	18.83	4,845	0.92	1.15	—	1.65	(3.64)	—	9.76

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68
2012	54	12.90	—	15.53	784	2.81	1.15	—	1.65	15.38	—	15.96
2011	73	11.18	—	13.39	920	2.38	1.15	—	1.65	(0.68)	—	(0.18)

Fidelity Variable Insurance Products Fund - VIP Growth
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78
2012	281	9.77	—	12.81	2,865	0.60	1.15	—	1.65	12.81	—	13.37
2011	321	8.66	—	11.30	2,909	0.35	1.15	—	1.65	(0.94)	—	27.74

Fidelity Variable Insurance Products Fund - VIP High Income
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74
2012	54	14.88	—	16.27	809	5.02	1.15	—	1.65	12.35	—	12.92
2011	77	13.24	—	14.41	1,015	6.20	1.15	—	1.65	2.33	—	2.84

204

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Index 500
2015	214	$14.14	—	15.78	$3,406	1.91%	1.15	—	1.65%	(0.32)	—	0.18%
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73
2012	350	10.73	—	11.00	3,821	2.01	1.15	—	1.65	14.01	—	14.59
2011	421	9.36	—	9.65	4,029	1.77	1.15	—	1.65	0.87	—	13.09

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)
2012	71	18.60	—	19.10	1,354	2.18	1.25	—	1.45	4.58	—	6.99
2011	83	17.38	—	18.27	1,515	2.74	1.25	—	1.65	5.58	—	6.00

Fidelity Variable Insurance Products Fund - VIP Overseas
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95
2012	84	9.67	—	9.91	946	1.90	1.15	—	1.65	18.76	—	19.36
2011	99	8.15	—	8.30	935	1.29	1.15	—	1.65	(18.52)	—	(18.11)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14
2012	5	12.06	—	12.43	56	1.17	1.35	—	1.60	13.27	—	13.56
2011	5	10.65	—	10.94	49	1.02	1.35	—	1.60	(7.95)	—	(7.72)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26
2012	4,188	11.44	—	13.17	52,723	1.06	1.29	—	2.59	13.13	—	14.64
2011	5,398	9.98	—	11.64	58,993	0.72	1.29	—	2.59	(4.04)	—	19.05

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10
2012	54	12.47	—	13.15	662	2.79	1.35	—	2.00	14.71	—	15.47
2011	65	10.80	—	11.46	691	2.08	1.35	—	2.00	(1.35)	—	(0.70)

205

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2015	306	$12.17	—	13.76	$4,060	1.59%	1.29	—	2.54%	(3.06)	—	(1.81)%
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74
2012	659	11.20	—	12.19	7,849	1.60	1.29	—	2.54	8.74	—	10.14
2011	804	10.30	—	11.07	8,729	1.84	1.29	—	2.54	(2.95)	—	(1.71)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14
2012	499	11.02	—	11.79	5,753	1.70	1.29	—	2.29	10.48	—	11.61
2011	595	9.97	—	10.57	6,166	1.86	1.29	—	2.29	(3.50)	—	(2.51)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84
2012	219	10.92	—	11.37	2,448	1.98	1.29	—	1.89	13.00	—	13.69
2011	220	9.66	—	10.00	2,169	1.47	1.29	—	1.89	(4.66)	—	(4.08)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85
2012	207	11.31	—	12.02	2,445	1.06	1.29	—	2.19	4.53	—	4.88
2011	281	10.82	—	11.46	3,164	1.61	1.29	—	2.29	(0.93)	—	0.08

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2012	1,363	9.40	—	9.64	13,578	0.01	1.25	—	2.59	(2.59)	—	(1.24)
2011	1,590	9.65	—	9.76	16,085	0.01	1.25	—	2.59	(2.57)	—	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17
2012	12	9.13	—	9.69	117	0.35	1.35	—	1.85	12.28	—	12.85
2011	14	8.13	—	8.58	120	0.10	1.35	—	1.85	(1.88)	—	(1.38)

206

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2015	294	$15.51	—	17.87	$5,018	1.78%	1.29	—	2.59%	(5.06)	—	(3.80)%
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53
2012	906	11.72	—	12.98	11,479	2.01	1.29	—	2.59	15.18	—	16.72
2011	1,028	10.18	—	11.12	11,194	1.76	1.29	—	2.59	(1.26)	—	0.05

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (fund launched on April 24, 2015)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Stock (Service Class 2) (fund ceased operations on April 24, 2015)
2015	—	17.25	—	19.61	—	0.32	1.29	—	2.44	3.42	—	6.22
2014	87	16.68	—	18.46	1,550	0.52	1.29	—	2.44	9.59	—	10.88
2013	95	15.22	—	16.65	1,546	0.31	1.29	—	2.44	29.99	—	32.88
2012	92	11.71	—	12.53	1,128	0.58	1.29	—	2.29	15.46	—	16.65
2011	125	10.14	—	10.74	1,315	—	1.29	—	2.29	(1.85)	—	(0.84)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33
2012	365	14.39	—	15.75	5,701	5.34	1.29	—	2.44	11.18	—	12.50
2011	466	12.95	—	14.00	6,476	6.41	1.29	—	2.44	1.19	—	2.38

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21
2012	598	10.46	—	11.31	6,649	1.86	1.29	—	2.44	12.80	—	14.14
2011	684	9.27	—	9.91	6,687	1.70	1.29	—	2.44	(0.69)	—	0.47

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)
2012	<1	15.18	—	15.18	2	2.19	1.50	—	1.50	4.02	—	4.02
2011	<1	14.59	—	14.59	1	3.10	1.50	—	1.50	5.43	—	5.43

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13
2012	1,098	11.70	—	14.38	14,508	0.37	1.29	—	2.59	11.59	—	13.08
2011	1,353	10.35	—	12.89	15,901	0.02	1.29	—	2.59	(12.00)	—	16.59

207

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2015	2	$12.76	—	13.75	$28	1.07%	1.35	—	1.85%	1.39	—	1.90%
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41
2012	3	10.95	—	11.61	33	1.65	1.35	—	1.85	18.15	—	18.75
2011	3	9.26	—	9.78	32	1.02	1.35	—	1.85	(18.87)	—	(18.45)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33
2012	211	11.53	—	12.76	2,621	—	1.29	—	2.59	6.43	—	7.85
2011	277	10.83	—	11.83	3,204	—	1.29	—	2.59	(7.26)	—	(6.03)

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93
2012	1,922	14.70	—	16.99	31,623	2.92	1.29	—	2.69	9.21	—	10.78
2011	2,360	13.46	—	15.33	35,184	3.65	1.29	—	2.69	(0.34)	—	1.09

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46
2012	692	14.95	—	16.80	11,252	7.10	1.28	—	2.59	12.56	—	14.09
2011	747	13.29	—	14.73	10,675	6.20	1.28	—	2.59	1.86	—	3.23

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49
2012	9,738	13.98	—	15.71	149,063	6.56	1.28	—	2.59	9.73	—	11.22
2011	11,831	12.74	—	14.13	163,349	5.78	1.28	—	2.59	(0.26)	—	1.08

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98
2012	3,073	10.67	—	11.86	35,616	0.84	1.29	—	2.54	9.51	—	10.92
2011	3,694	9.75	—	10.69	38,730	0.66	1.29	—	2.54	(4.00)	—	(2.77)

208

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP
2015	805	$13.72	—	15.52	$12,657	2.76%	1.29	—	2.54%	(6.10)	—	(4.89)%
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97
2012	1,257	11.40	—	12.41	16,188	2.51	1.29	—	2.54	10.47	—	11.89
2011	1,644	10.32	—	11.09	19,043	2.18	1.29	—	2.54	(5.42)	—	(4.21)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79
2012	5,070	14.94	—	22.07	77,900	2.02	1.15	—	2.69	11.16	—	12.93
2011	6,198	13.44	—	19.54	84,958	2.24	1.15	—	2.69	(3.70)	—	(2.17)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51
2012	1,414	14.99	—	21.91	32,367	0.79	1.28	—	2.69	15.20	—	16.88
2011	1,731	12.82	—	19.02	34,175	0.69	1.28	—	2.69	(6.34)	—	(4.98)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58
2012	78	19.59	—	23.80	1,559	—	1.15	—	2.34	8.25	—	9.58
2011	89	18.09	—	21.72	1,618	—	1.15	—	2.34	(7.16)	—	(5.92)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)
2012	2,156	11.68	—	13.22	27,760	2.75	1.29	—	2.69	(0.86)	—	0.57
2011	2,352	11.78	—	13.15	30,171	3.05	1.29	—	2.69	2.85	—	4.32

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)
2012	528	31.98	—	36.19	18,473	1.38	1.29	—	2.49	10.34	—	11.70
2011	673	28.98	—	32.40	21,178	0.95	1.29	—	2.49	(17.95)	—	(16.94)

209

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP
2015	2,875	$14.49	—	17.00	$48,853	3.33%	1.15	—	2.69%	(9.01)	—	(7.56)%
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56
2012	5,152	14.68	—	18.05	89,891	2.99	1.15	—	2.69	15.05	—	16.88
2011	6,285	12.56	—	15.69	94,495	1.75	1.15	—	2.69	(13.04)	—	(11.65)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47
2012	70	23.95	—	34.47	1,971	6.11	1.15	—	2.24	12.48	—	13.75
2011	92	21.29	—	30.30	2,250	5.54	1.15	—	2.24	(3.11)	—	(2.00)

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33
2012	56	12.23	—	18.13	949	2.20	1.15	—	1.85	18.82	—	19.68
2011	69	10.29	—	15.15	994	1.34	1.15	—	1.85	(8.69)	—	(8.04)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51
2012	367	10.33	—	11.43	4,086	1.37	1.29	—	2.59	16.04	—	17.59
2011	442	8.90	—	9.72	4,186	1.20	1.29	—	2.59	(9.45)	—	(8.25)

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78
2012	271	13.10	—	14.50	3,850	1.09	1.29	—	2.59	15.39	—	16.94
2011	352	11.35	—	12.40	4,298	0.74	1.29	—	2.59	(8.80)	—	(7.58)

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07
2012	707	10.94	—	20.25	8,438	1.12	1.15	—	2.59	9.90	—	11.54
2011	863	9.96	—	18.16	9,268	0.78	1.15	—	2.59	(1.93)	—	(0.47)

210

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2015	1	$12.74	—	19.94	$24	0.36%	1.15	—	1.65%	1.70	—	2.21%
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91
2012	1	8.60	—	13.26	16	0.68	1.15	—	1.65	17.92	—	18.51
2011	2	7.29	—	11.19	16	0.46	1.15	—	1.65	(4.21)	—	(3.73)

Goldman Sachs Variable Insurance Trust - VIT Strategic International Equity
2015	—	9.52	—	13.81	—	—	1.15	—	1.65	(0.60)	—	(0.10)
2014	—	9.58	—	13.82	—	4.55	1.15	—	1.65	(9.06)	—	(8.60)
2013	—	10.53	—	10.53	—	—	1.65	—	1.65	22.17	—	22.17
2012	<1	8.62	—	8.62	3	2.21	1.65	—	1.65	19.25	—	19.25
2011	<1	7.23	—	7.23	2	3.52	1.65	—	1.65	(16.44)	—	(16.44)

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75
2012	541	10.61	—	11.75	6,183	1.73	1.29	—	2.59	11.49	—	12.98
2011	645	9.52	—	10.40	6,544	1.65	1.29	—	2.59	1.36	—	2.71

Invesco Investment Services - Invesco V.I. American Franchise
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16
2012	7,873	7.28	—	11.45	78,332	—	0.70	—	2.30	11.14	—	12.94
2011	2,954	6.44	—	10.30	26,873	—	0.70	—	2.30	(8.31)	—	(6.83)

Invesco Investment Services - Invesco V.I. American Value
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33
2012	2,761	15.60	—	20.79	45,487	0.70	0.70	—	2.69	14.14	—	16.49
2011	3,356	13.67	—	17.85	47,938	0.66	0.70	—	2.69	(1.79)	—	0.22

Invesco Investment Services - Invesco V.I. Comstock
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03
2012	2,038	13.25	—	15.58	29,458	1.69	0.70	—	2.30	16.52	—	18.40
2011	2,480	11.37	—	13.16	30,516	1.65	0.70	—	2.30	(4.07)	—	(2.52)

211

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Core Equity
2015	3,613	$14.04	—	16.23	$68,288	1.11%	0.70	—	2.20%	(7.82)	—	(6.43)%
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35
2012	5,459	11.39	—	12.59	81,396	0.97	0.70	—	2.20	11.40	—	13.09
2011	6,319	10.22	—	11.13	83,568	0.94	0.70	—	2.20	(2.23)	—	(0.76)

Invesco Investment Services - Invesco V.I. Core Plus Bond
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)
2012	731	12.88	—	13.57	10,091	4.66	1.10	—	1.85	8.66	—	9.50
2011	775	11.85	—	12.39	9,818	5.44	1.10	—	1.85	5.05	—	5.85

Invesco Investment Services - Invesco V.I. Diversified Dividend
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12
2012	4,565	11.25	—	14.03	141,411	2.02	0.70	—	2.05	16.31	—	17.90
2011	5,321	9.67	—	11.90	140,368	1.74	0.70	—	2.05	(1.83)	—	(0.49)

Invesco Investment Services - Invesco V.I. Equity and Income (fund launched on April 29, 2011)
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31
2012	1,888	14.77	—	17.64	25,806	1.87	0.70	—	2.05	10.29	—	11.79
2011	2,160	13.39	—	15.78	26,442	0.60	0.70	—	2.05	(9.19)	—	(8.36)

Invesco Investment Services - Invesco V.I. Global Core Equity
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65
2012	2,028	10.88	—	13.20	36,934	2.45	0.70	—	2.05	11.44	—	12.95
2011	2,401	9.76	—	11.69	39,167	—	0.70	—	2.05	(18.36)	—	(11.58)

Invesco Investment Services - Invesco V.I. Government Securities
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)
2012	745	15.42	—	17.18	12,302	3.05	1.10	—	1.70	0.74	—	1.35
2011	829	15.30	—	16.95	13,545	3.33	1.10	—	1.70	6.10	—	6.73

212

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. High Yield
2015	728	$9.45	—	11.12	$12,197	5.34%	0.70	—	1.98%	(5.06)	—	(3.84)%
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84
2012	429	15.63	—	18.06	6,535	4.87	1.10	—	1.85	15.00	—	15.89
2011	460	13.49	—	15.70	6,091	7.12	1.10	—	1.85	(0.90)	—	(0.14)

Invesco Investment Services - Invesco V.I. International Growth
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71
2012	1,246	12.06	—	16.61	22,031	1.43	1.10	—	1.70	13.58	—	14.27
2011	1,441	10.62	—	14.54	22,402	1.66	1.10	—	1.70	(8.31)	—	(7.76)

Invesco Investment Services - Invesco V.I. Managed Volatility
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55
2012	311	18.79	—	19.79	6,002	3.19	1.10	—	1.70	1.86	—	2.47
2011	341	18.45	—	19.32	6,433	3.18	1.10	—	1.70	14.49	—	15.18

Invesco Investment Services - Invesco V.I. Mid Cap Core Equity
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41
2012	659	13.08	—	18.77	10,748	0.06	1.10	—	2.20	8.53	—	9.74
2011	781	12.05	—	17.11	11,587	0.29	1.10	—	2.20	(8.41)	—	(7.40)

Invesco Investment Services - Invesco V.I. Mid Cap Growth (fund launched on April 27, 2012)
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52
2012	429	12.20	—	17.86	6,892	—	1.10	—	1.70	(2.85)	—	(2.45)

Invesco Investment Services - Invesco V.I. Money Market
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)
2012	904	10.16	—	11.80	10,400	0.03	1.10	—	1.70	(1.66)	—	(1.07)
2011	1,111	10.33	—	11.93	12,939	0.05	1.10	—	1.70	(1.63)	—	(1.04)

213

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. S&P 500 Index
2015	1,803	$14.59	—	16.98	$32,471	1.75%	0.70	—	2.05%	(1.02)	—	0.32%
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99
2012	2,391	10.27	—	11.48	29,851	2.07	0.70	—	2.05	13.31	—	14.85
2011	2,722	9.07	—	10.00	29,967	1.94	0.70	—	2.05	(0.21)	—	1.14

Invesco Investment Services - Invesco V.I. Technology
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78
2012	177	13.15	—	13.86	2,387	—	1.10	—	1.70	9.40	—	10.06
2011	193	12.02	—	12.59	2,371	0.19	1.10	—	1.70	(6.65)	—	(6.09)

Invesco Investment Services - Invesco V.I. Value Opportunities
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29
2012	559	11.40	—	12.20	6,590	1.50	1.10	—	1.70	15.72	—	16.41
2011	681	9.85	—	10.48	6,910	0.85	1.10	—	1.70	(4.68)	—	(4.11)

Invesco Investment Services (Series II) - Invesco V.I. American Franchise II
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99
2012	2,303	13.65	—	15.47	27,027	—	1.29	—	2.59	10.45	—	11.93
2011	2,638	12.36	—	13.82	27,718	—	1.29	—	2.59	(7.92)	—	(7.60)

Invesco Investment Services (Series II) - Invesco V.I. American Value II
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21
2012	1,633	17.49	—	20.60	33,463	0.62	1.29	—	2.59	14.04	—	15.56
2011	2,055	15.13	—	18.06	36,578	0.59	1.29	—	2.59	(0.47)	—	29.76

Invesco Investment Services (Series II) - Invesco V.I. Comstock II
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90
2012	7,653	13.42	—	15.08	112,848	1.47	1.29	—	2.59	15.84	—	17.39
2011	9,615	11.43	—	13.02	121,444	1.39	1.29	—	2.59	(3.37)	—	20.21

214

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2015	100	$13.35	—	14.96	$1,491	0.89%	1.29	—	2.44%	(8.30)	—	(7.22)%
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27
2012	159	10.89	—	11.90	1,912	0.81	1.29	—	2.59	10.66	—	12.14
2011	212	9.84	—	10.61	2,293	0.80	1.29	—	2.59	(2.87)	—	(1.58)

Invesco Investment Services (Series II) - Invesco V.I. Core Plus Bond II
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)
2012	22	12.04	—	13.14	275	4.69	1.30	—	2.10	8.08	—	8.95
2011	19	11.14	—	12.06	224	4.63	1.30	—	2.10	4.51	—	5.35

Invesco Investment Services (Series II) - Invesco V.I. Diversified Dividend II
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08
2012	3,062	12.93	—	14.70	37,838	1.76	1.29	—	2.59	15.30	—	16.84
2011	3,737	11.22	—	12.58	39,592	1.45	1.29	—	2.59	(2.65)	—	(1.35)

Invesco Investment Services (Series II) - Invesco V.I. Equity and Income II
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28
2012	2,674	14.57	—	14.92	40,003	1.71	1.29	—	2.59	9.47	—	10.93
2011	3,478	13.13	—	13.63	47,127	1.66	1.29	—	2.59	(2.57)	—	10.46

Invesco Investment Services (Series II) - Invesco V.I. Global Core Equity II
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68
2012	1,724	12.36	—	14.05	20,367	2.31	1.29	—	2.59	10.47	—	11.95
2011	1,996	11.19	—	12.55	21,127	—	1.29	—	2.59	(19.53)	—	(18.81)

Invesco Investment Services (Series II) - Invesco V.I. Government Securities II
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)
2012	34	12.84	—	14.02	460	2.68	1.30	—	2.10	0.09	—	0.90
2011	42	12.83	—	13.90	564	3.64	1.30	—	2.10	5.40	—	6.24

215

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2015	1,773	$21.29	—	25.68	$41,752	2.55%	1.29	—	2.69%	(5.91)	—	(4.56)%
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04
2012	3,506	16.25	—	17.36	61,202	1.27	1.29	—	2.69	11.26	—	12.87
2011	4,372	14.60	—	15.38	67,890	0.98	1.29	—	2.69	(10.80)	—	(4.89)

Invesco Investment Services (Series II) - Invesco V.I. High Yield II
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38
2012	20	18.51	—	19.99	389	4.82	1.30	—	2.00	14.64	—	15.45
2011	23	16.14	—	17.31	396	6.88	1.30	—	2.00	(1.38)	—	(0.69)

Invesco Investment Services (Series II) - Invesco V.I. International Growth II
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19
2012	442	8.62	—	9.42	4,373	1.27	1.29	—	2.59	12.26	—	13.76
2011	507	7.68	—	8.28	4,429	—	1.29	—	2.59	(16.51)	—	(15.76)

Invesco Investment Services (Series II) - Invesco V.I. Managed Volatility II
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09
2012	11	18.15	—	19.04	197	2.34	1.30	—	1.85	1.45	—	2.01
2011	19	17.89	—	18.66	359	3.44	1.30	—	1.85	14.03	—	14.66

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81
2012	165	12.50	—	13.84	2,270	—	1.29	—	2.44	7.91	—	9.19
2011	232	11.58	—	12.67	2,950	0.09	1.29	—	2.44	(8.78)	—	(7.71)

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47
2012	615	15.37	—	16.98	9,438	—	0.83	—	2.59	8.73	—	9.60
2011	742	14.02	—	15.62	10,412	—	0.70	—	2.59	(9.99)	—	13.98

216

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Money Market II
2015	63	$8.23	—	9.60	$587	0.01%	1.30	—	2.40%	(2.36)	—	(1.28)%
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)
2012	77	8.83	—	9.98	745	0.03	1.30	—	2.40	(2.35)	—	(1.27)
2011	97	9.05	—	10.11	961	0.05	1.30	—	2.40	(2.32)	—	(1.24)

Invesco Investment Services (Series II) - Invesco V.I. S&P 500 Index II
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86
2012	5,012	14.04	—	15.96	59,512	1.79	1.29	—	2.59	12.52	—	14.02
2011	5,842	12.48	—	14.00	61,658	1.66	1.29	—	2.59	(1.09)	—	0.23

Invesco Investment Services (Series II) - Invesco V.I. Technology II
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17
2012	2	12.68	—	13.31	31	—	1.30	—	1.85	9.00	—	9.60
2011	2	11.64	—	12.14	25	0.06	1.30	—	1.85	(7.05)	—	(6.54)

Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55
2012	475	11.86	—	13.28	5,849	1.18	1.29	—	2.44	14.78	—	16.13
2011	591	10.33	—	11.44	6,311	0.64	1.29	—	2.44	(5.75)	—	(4.64)

Janus Aspen Series - Forty Portfolio
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26
2012	<1	17.23	—	17.23	8	0.76	1.50	—	1.50	22.29	—	22.29
2011	<1	14.09	—	14.09	7	0.39	1.50	—	1.50	(8.09)	—	(8.09)

Lazard Retirement Series, Inc. - Emerging Markets Equity
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)
2012	<1	52.55	—	52.55	1	1.68	1.50	—	1.50	20.22	—	20.22
2011	<1	43.71	—	43.71	1	2.11	1.50	—	1.50	(19.23)	—	(19.23)

217

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2015	<1	$18.68	—	18.68	$1	1.07%	1.50	—	1.50%	(4.32)	—	(4.32)%
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38
2012	<1	13.61	—	13.61	1	2.33	1.50	—	1.50	14.75	—	14.75
2011	<1	11.86	—	11.86	1	2.25	1.50	—	1.50	3.38	—	3.38

Lord Abbett Series Fund - Bond-Debenture
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78
2012	1,772	14.40	—	16.06	27,857	5.30	1.29	—	2.59	9.61	—	11.08
2011	2,149	13.14	—	14.46	30,483	5.35	1.29	—	2.59	1.69	—	3.04

Lord Abbett Series Fund - Fundamental Equity
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14
2012	479	13.04	—	14.55	6,793	0.49	1.29	—	2.59	7.71	—	9.15
2011	630	12.11	—	13.33	8,230	0.18	1.29	—	2.59	(6.96)	—	(5.72)

Lord Abbett Series Fund - Growth and Income
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28
2012	1,467	10.31	—	11.50	16,481	0.93	1.29	—	2.59	9.18	—	10.64
2011	1,813	9.44	—	10.40	18,481	0.67	1.29	—	2.59	(8.51)	—	(7.29)

Lord Abbett Series Fund - Growth Opportunities
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31
2012	645	14.17	—	15.61	9,823	—	1.29	—	2.44	11.31	—	12.63
2011	787	12.73	—	13.86	10,684	—	1.29	—	2.44	(12.24)	—	(11.21)

Lord Abbett Series Fund - Mid-Cap Stock
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64
2012	1,516	11.64	—	12.98	19,205	0.62	1.29	—	2.59	11.57	—	13.06
2011	1,956	10.43	—	11.48	21,997	0.20	1.29	—	2.59	(6.49)	—	(5.25)

218

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Growth
2015	41	$10.88	—	24.10	$749	0.16%	1.15	—	1.65%	5.80	—	6.33%
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29
2012	53	7.13	—	15.55	622	—	1.15	—	1.65	15.46	—	16.04
2011	71	6.18	—	13.40	685	0.19	1.15	—	1.65	(1.95)	—	(1.46)

MFS Variable Insurance Trust - MFS High Yield (fund launched on August 16, 2013)
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54
2012	83	10.51	—	13.04	960	0.91	1.15	—	1.65	17.23	—	17.82
2011	98	8.96	—	11.07	970	0.76	1.15	—	1.65	(3.78)	—	(3.30)

MFS Variable Insurance Trust - MFS New Discovery
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90
2012	76	13.00	—	27.33	1,576	—	1.15	—	1.65	19.24	—	19.84
2011	91	10.90	—	22.81	1,576	—	1.15	—	1.65	(25.67)	—	(11.29)

MFS Variable Insurance Trust - MFS Research
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77
2012	51	9.22	—	12.35	548	0.80	1.15	—	1.65	15.35	—	15.93
2011	61	8.00	—	10.65	568	0.86	1.15	—	1.65	(2.08)	—	(1.59)

MFS Variable Insurance Trust - MFS Total Return Bond
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)
2012	48	18.48	—	19.50	929	2.80	1.25	—	1.65	5.59	—	6.01
2011	56	17.50	—	18.39	1,028	2.46	1.25	—	1.65	5.00	—	5.42

219

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Utilities
2015	8	$25.91	—	26.92	$210	4.28%	1.35	—	1.59%	(15.87)	—	(15.67)%
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62
2012	10	23.40	—	24.60	240	6.57	1.15	—	1.59	12.38	—	14.12
2011	12	20.82	—	21.56	255	3.23	1.35	—	1.65	5.04	—	5.36

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65
2012	10	10.44	—	11.07	106	—	1.35	—	1.85	14.90	—	15.49
2011	15	9.08	—	9.59	139	0.02	1.35	—	1.85	(2.39)	—	(1.90)

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96
2012	10	11.04	—	11.72	120	0.68	1.35	—	1.85	16.63	—	17.22
2011	15	9.47	—	9.99	148	0.73	1.35	—	1.85	(4.22)	—	(3.73)

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31
2012	10	13.26	—	14.07	133	—	1.35	—	1.85	18.66	—	19.26
2011	19	11.18	—	11.80	228	—	1.35	—	1.85	(12.15)	—	(11.70)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22
2012	5	11.08	—	11.76	63	0.64	1.35	—	1.85	14.74	—	15.32
2011	10	9.66	—	10.19	104	0.62	1.35	—	1.85	(2.52)	—	(2.03)

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59
2012	60	19.42	—	24.32	1,355	6.21	1.35	—	2.00	10.94	—	11.68
2011	64	17.39	—	21.92	1,313	3.01	1.35	—	2.00	4.38	—	5.07

220

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series - European Equity
2015	819	$10.86	—	12.71	$26,029	5.39%	0.70	—	2.05%	(7.10)	—	(5.83)%
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61
2012	1,270	10.52	—	11.81	36,933	2.78	0.70	—	2.05	16.10	—	17.68
2011	1,534	9.06	—	10.04	37,738	2.41	0.70	—	2.05	(11.47)	—	(10.27)

Morgan Stanley Variable Investment Series - Income Plus
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32
2012	2,475	17.48	—	22.70	79,591	5.71	0.70	—	2.05	11.77	—	13.30
2011	2,910	15.64	—	20.04	83,302	5.89	0.70	—	2.05	2.88	—	4.28

Morgan Stanley Variable Investment Series - Limited Duration
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)
2012	901	9.95	—	11.90	9,739	2.97	0.70	—	1.85	1.44	—	2.62
2011	1,106	9.81	—	11.60	11,737	3.35	0.70	—	1.85	0.88	—	2.04

Morgan Stanley Variable Investment Series - Money Market
2015	1,657	9.11	—	11.68	22,255	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2014	1,943	9.30	—	11.76	26,369	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2013	2,266	9.49	—	11.84	31,387	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2012	2,779	9.68	—	11.92	39,127	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2011	3,311	9.88	—	12.01	47,376	0.01	0.70	—	2.05	(2.01)	—	(0.69)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71
2012	3,471	11.01	—	11.61	155,909	—	0.70	—	2.05	10.09	—	11.59
2011	4,049	10.00	—	10.41	163,632	0.17	0.70	—	2.05	(8.63)	—	(7.39)

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56
2012	1,041	15.27	—	17.10	11,349	2.49	1.29	—	2.44	15.27	—	16.63
2011	1,204	13.25	—	14.66	11,290	2.24	1.29	—	2.44	(12.05)	—	(11.01)

221

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2015	3,326	$13.76	—	16.27	$55,839	3.72%	1.29	—	2.59%	(4.76)	—	(3.49)%
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)
2012	5,729	14.06	—	15.98	95,435	5.60	1.29	—	2.59	10.87	—	12.35
2011	6,775	12.68	—	14.22	100,407	5.65	1.29	—	2.59	2.01	—	3.37

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)
2012	3,926	8.32	—	9.45	37,443	2.79	1.29	—	2.59	0.37	—	1.72
2011	4,529	8.29	—	9.29	42,641	2.99	1.29	—	2.59	(0.20)	—	1.13

Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)
2015	2,802	8.28	—	9.80	26,307	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2014	3,152	8.50	—	9.93	30,167	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2013	3,849	8.73	—	10.05	37,519	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2012	4,716	8.96	—	10.18	46,745	0.01	1.29	—	2.59	(2.59)	—	(1.28)
2011	5,322	9.20	—	10.32	53,761	0.01	1.29	—	2.59	(2.57)	—	(1.28)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43
2012	3,313	17.87	—	20.32	43,808	—	1.29	—	2.59	9.18	—	10.64
2011	3,954	16.37	—	18.36	47,586	—	1.29	—	2.59	(9.37)	—	(8.16)

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07
2012	1	13.59	—	13.59	19	0.43	1.59	—	1.59	14.76	—	14.76
2011	1	11.85	—	11.85	17	—	1.59	—	1.59	(12.75)	—	(12.75)

Neuberger Berman Advisors Management Trust - AMT Mid-Cap Growth
2015	—	14.10	—	28.28	—	—	1.15	—	1.65	(0.38)	—	0.12
2014	—	14.15	—	28.24	—	—	1.15	—	1.65	5.82	—	6.35
2013	2	13.37	—	13.37	23	—	1.65	—	1.65	30.44	—	30.44
2012	2	10.25	—	10.25	18	—	1.65	—	1.65	(42.11)	—	10.57
2011	3	9.27	—	17.71	44	—	1.37	—	1.65	(2.92)	—	(0.89)

222

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2015	186	$13.33	—	17.57	$3,040	0.09%	1.15	—	1.85%	1.63	—	2.36%
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26
2012	292	9.09	—	11.73	3,211	0.68	1.15	—	1.85	12.00	—	12.81
2011	332	8.12	—	10.40	3,229	0.40	1.15	—	1.85	(2.97)	—	(2.28)

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88
2012	142	11.90	—	12.15	1,689	1.39	1.15	—	1.80	10.31	—	11.05
2011	171	10.79	—	10.94	1,846	2.42	1.15	—	1.80	(1.09)	—	(0.43)

Oppenheimer Variable Account Funds - Oppenheimer Core Bond
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)
2012	91	11.67	—	11.99	1,079	4.87	1.25	—	1.45	8.92	—	11.43
2011	101	10.48	—	11.01	1,102	6.58	1.25	—	1.65	6.50	—	6.93

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43
2012	73	9.70	—	9.77	548	—	1.15	—	1.85	14.39	—	15.01
2011	89	8.48	—	8.49	603	—	1.15	—	1.85	(0.77)	—	(0.06)

Oppenheimer Variable Account Funds - Oppenheimer Global
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85
2012	142	15.47	—	21.36	2,908	2.16	1.15	—	1.85	19.02	—	19.88
2011	160	13.00	—	17.82	2,734	1.43	1.15	—	1.85	(9.98)	—	(9.34)

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17
2012	167	18.23	—	21.10	2,493	5.58	1.15	—	2.00	11.26	—	12.23
2011	141	16.39	—	18.80	2,522	3.54	1.15	—	2.00	(1.16)	—	(0.30)

223

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Main Street
2015	89	$16.29	—	17.01	$1,449	0.96%	1.15	—	1.85%	1.42	—	2.15%
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27
2012	133	11.43	—	11.68	1,493	0.95	1.15	—	1.85	14.70	—	15.53
2011	193	9.96	—	10.11	1,878	0.86	1.15	—	1.85	(1.86)	—	(1.16)

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27
2012	47	22.84	—	24.10	1,123	0.58	1.25	—	1.65	16.05	—	16.52
2011	60	19.68	—	20.68	1,224	0.65	1.25	—	1.65	(3.81)	—	(3.42)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76
2012	2,085	12.56	—	14.42	29,198	0.41	1.29	—	2.69	10.74	—	12.34
2011	2,606	11.34	—	12.84	32,616	0.12	1.29	—	2.69	(4.02)	—	(2.64)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38
2012	990	11.64	—	13.31	12,769	1.22	1.29	—	2.59	9.19	—	10.66
2011	1,191	10.66	—	12.03	13,935	2.19	1.29	—	2.59	(2.21)	—	(0.91)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Core Bond (SS)
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)
2012	3,398	8.10	—	8.96	29,826	4.92	1.29	—	2.49	7.42	—	8.75
2011	3,796	7.54	—	8.24	30,707	5.91	1.29	—	2.49	5.25	—	6.54

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88
2012	524	14.28	—	16.17	8,181	—	1.29	—	2.49	13.27	—	14.66
2011	626	12.61	—	14.10	8,556	—	1.29	—	2.49	(1.67)	—	(0.46)

224

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2015	307	$25.03	—	29.59	$8,730	1.08%	1.29	—	2.54%	1.04	—	2.33%
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35
2012	666	20.13	—	22.90	14,798	1.91	1.29	—	2.54	17.87	—	19.39
2011	876	17.07	—	19.18	16,358	1.16	1.29	—	2.54	(10.85)	—	(9.70)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)
2012	4,257	16.24	—	18.77	77,554	5.37	1.29	—	2.69	10.10	—	11.69
2011	4,507	14.75	—	16.81	73,806	3.03	1.29	—	2.69	(2.05)	—	(0.65)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74
2012	3,054	14.28	—	16.50	48,810	0.67	1.29	—	2.69	13.47	—	15.10
2011	3,708	12.58	—	14.34	51,675	0.61	1.29	—	2.69	(2.99)	—	(1.60)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81
2012	913	20.35	—	23.28	20,594	0.33	1.29	—	2.59	14.62	—	16.15
2011	1,139	17.76	—	20.04	22,199	0.42	1.29	—	2.59	(4.91)	—	(3.64)

PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)
2012	< 1	16.07	—	16.07	2	2.26	1.50	—	1.50	9.18	—	9.18
2011	< 1	14.72	—	14.72	1	2.09	1.50	—	1.50	5.17	—	5.17

PIMCO Variable Insurance Trust - Money Market
2015	2	9.67	—	9.67	18	0.01	1.50	—	1.50	(1.48)	—	(1.48)
2014	2	9.81	—	9.81	19	—	1.50	—	1.50	(1.49)	—	(1.49)
2013	2	9.96	—	9.96	20	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2012	2	10.11	—	10.11	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2011	2	10.25	—	10.25	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)

225

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2015	< 1	$16.92	—	16.92	$2	5.15%	1.50	—	1.50%	(1.06)	—	(1.06)%
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)
2012	< 1	17.24	—	17.24	1	2.57	1.50	—	1.50	7.94	—	7.94
2011	< 1	15.97	—	15.97	1	2.72	1.50	—	1.50	2.06	—	2.06

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)
2012	421	9.63	—	10.41	4,286	2.41	1.29	—	2.44	2.55	—	3.76
2011	477	9.39	—	10.03	4,691	14.63	1.29	—	2.44	(9.79)	—	(8.73)

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)
2012	127	15.14	—	16.38	2,020	4.99	1.29	—	2.44	14.87	—	16.23
2011	144	13.18	—	14.09	1,989	4.43	1.29	—	2.44	3.63	—	4.85

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)
2012	546	13.66	—	14.92	7,959	1.01	1.29	—	2.59	5.82	—	7.24
2011	581	12.91	—	13.91	7,910	2.00	1.29	—	2.59	8.68	—	10.13

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)
2012	1,583	13.88	—	15.16	23,459	2.51	1.29	—	2.59	6.65	—	8.08
2011	1,912	13.01	—	14.03	26,297	2.45	1.29	—	2.59	0.83	—	2.18

Profunds VP - ProFund VP Financials
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12
2012	<1	6.82	—	6.82	4	0.11	1.50	—	1.50	22.88	—	22.88
2011	<1	5.55	—	5.55	3	—	1.50	—	1.50	(15.11)	—	(15.11)

226

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Profunds VP - ProFund VP Health Care
2015	<1	$21.70	—	21.70	$2	—%	1.50	—	1.50%	3.47	—	3.47%
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50	21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50	37.69	—	37.69
2012	<1	12.50	—	12.50	3	0.37	1.50	—	1.50	15.66	—	15.66
2011	<1	10.80	—	10.80	3	0.40	1.50	—	1.50	8.49	—	8.49

Profunds VP - ProFund VP Large-Cap Value
2015	—	11.91	—	11.91	—	—	2.10	—	2.10	(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2011	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Profunds VP - ProFund VP Mid-Cap Value
2015	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2014	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	<1	10.76	—	10.76	5	0.15	1.50	—	1.50	14.84	—	14.84
2011	<1	9.37	—	9.37	4	0.17	1.50	—	1.50	(5.34)	—	(5.34)

Profunds VP - ProFund VP Telecommunications
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50	0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50	(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50	10.41	—	10.41
2012	<1	10.10	—	10.10	3	3.90	1.50	—	1.50	14.79	—	14.79
2011	<1	8.80	—	8.80	3	4.20	1.50	—	1.50	0.36	—	0.36

Profunds VP - ProFund VP Utilities
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50	(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50	24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50	11.64	—	11.64
2012	2	9.40	—	9.40	18	1.36	1.50	—	1.50	(1.34)	—	(1.34)
2011	5	9.52	—	9.52	50	2.47	1.50	—	1.50	15.77	—	15.77

Putnam Variable Trust - VT American Government Income
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15	(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15	2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15	(2.62)	—	(1.27)
2012	1,586	15.77	—	19.29	26,870	2.59	0.80	—	2.15	(0.34)	—	1.04
2011	1,896	15.82	—	19.09	32,176	3.81	0.80	—	2.15	4.51	—	5.94

227

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Capital Opportunities
2015	129	$23.99	—	27.81	$3,317	0.33%	0.80	—	1.95%	(9.41)	—	(8.35)%
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00	4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00	31.42	—	33.03
2012	219	19.10	—	21.48	4,443	0.40	0.80	—	2.00	13.45	—	13.57
2011	264	16.82	—	18.94	4,748	0.14	0.80	—	2.15	(8.12)	—	(6.86)

Putnam Variable Trust - VT Diversified Income
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15	(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15	(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15	5.50	—	6.95
2012	1,758	16.39	—	19.65	31,046	5.75	0.80	—	2.15	9.12	—	10.63
2011	2,041	15.02	—	17.76	32,796	10.06	0.80	—	2.15	(5.24)	—	(3.94)

Putnam Variable Trust - VT Equity Income
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36
2012	4,565	9.74	—	19.55	76,738	2.38	0.80	—	2.59	16.21	—	18.35
2011	5,590	8.38	—	16.52	80,063	1.87	0.80	—	2.59	(35.70)	—	1.11

Putnam Variable Trust - VT George Putnam Balanced
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15
2012	5,104	11.36	—	12.57	60,167	2.00	0.80	—	2.69	9.50	—	11.63
2011	5,948	10.37	—	11.26	63,363	2.17	0.80	—	2.69	0.01	—	1.95

Putnam Variable Trust - VT Global Asset Allocation
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54
2012	1,667	14.20	—	15.52	24,354	0.77	0.80	—	2.59	11.23	—	13.28
2011	2,013	12.53	—	13.95	26,313	4.63	0.80	—	2.59	(2.99)	—	(1.21)

Putnam Variable Trust - VT Global Equity
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92
2012	1,893	6.00	—	8.95	16,629	1.69	0.80	—	2.15	17.59	—	19.22
2011	2,226	5.10	—	7.51	16,534	2.10	0.80	—	2.15	(6.99)	—	(5.71)

228

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Global Health Care
2015	1,085	$25.90	—	30.71	$29,429	—%	0.80	—	2.49%	5.10	—	6.92%
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53
2012	1,678	14.33	—	16.14	24,419	1.35	0.80	—	2.49	19.22	—	21.29
2011	1,982	12.02	—	13.31	23,902	0.87	0.80	—	2.49	(3.63)	—	(1.97)

Putnam Variable Trust - VT Global Utilities
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91
2012	1,040	11.37	—	16.54	12,146	3.81	0.80	—	2.69	2.21	—	4.20
2011	1,245	10.91	—	16.18	14,107	3.65	0.80	—	2.69	(7.95)	—	(6.16)

Putnam Variable Trust - VT Growth and Income
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73
2012	12,240	12.97	—	13.77	139,367	1.79	0.70	—	2.69	15.93	—	18.30
2011	14,617	10.96	—	11.88	141,861	1.30	0.70	—	2.69	(7.20)	—	(5.31)

Putnam Variable Trust - VT Growth Opportunities
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05
2012	1,847	4.70	—	5.62	9,608	0.09	0.80	—	2.15	15.03	—	16.62
2011	2,117	4.09	—	4.82	9,501	0.17	0.80	—	2.15	(6.18)	—	(4.89)

Putnam Variable Trust - VT High Yield
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99
2012	2,136	20.22	—	21.56	44,425	7.81	0.80	—	2.59	13.00	—	15.08
2011	2,500	17.89	—	18.73	45,504	8.21	0.80	—	2.59	(0.87)	—	0.94

Putnam Variable Trust - VT Income
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06
2012	5,874	13.77	—	19.56	95,918	5.15	0.80	—	2.54	7.92	—	9.86
2011	6,875	12.76	—	17.81	102,954	9.15	0.80	—	2.54	2.34	—	4.16

229

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT International Equity
2015	4,743	$11.98	—	15.41	$63,686	1.25%	0.70	—	2.59%	(2.45)	—	(0.56)%
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18
2012	7,707	10.23	—	13.95	92,599	2.26	0.70	—	2.59	18.75	—	21.06
2011	9,304	8.45	—	11.74	93,329	3.43	0.70	—	2.59	(23.28)	—	(17.51)

Putnam Variable Trust - VT International Growth
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39
2012	1,306	7.12	—	11.20	14,073	1.48	0.80	—	2.15	18.40	—	20.04
2011	1,545	6.02	—	9.33	14,000	2.52	0.80	—	2.15	(19.66)	—	(18.55)

Putnam Variable Trust - VT International Value
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23
2012	1,238	10.42	—	13.08	15,369	3.14	0.80	—	2.15	19.08	—	20.73
2011	1,543	8.75	—	10.83	15,943	2.74	0.80	—	2.15	(15.63)	—	(14.47)

Putnam Variable Trust - VT Investors
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04
2012	5,775	8.64	—	13.50	51,364	1.37	0.80	—	2.44	13.97	—	15.89
2011	6,981	7.46	—	11.84	53,722	1.15	0.80	—	2.44	(8.52)	—	(0.76)

Putnam Variable Trust - VT Money Market
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)
2012	8,055	8.95	—	11.77	81,873	0.01	0.80	—	2.59	(2.59)	—	(0.79)
2011	8,989	9.19	—	11.86	92,775	0.01	0.80	—	2.59	(2.57)	—	(0.79)

Putnam Variable Trust - VT Multi-Cap Growth
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35
2012	8,569	8.60	—	15.62	74,102	0.25	0.80	—	2.69	13.61	—	15.82
2011	10,185	7.42	—	13.74	76,544	0.27	0.80	—	2.69	(7.63)	—	(5.84)

230

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Value
2015	211	$24.85	—	28.99	$5,668	0.92%	0.80	—	2.00%	(6.24)	—	(5.09)%
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93
2012	348	17.54	—	19.73	6,488	0.40	0.80	—	2.00	13.93	—	15.32
2011	382	15.40	—	17.11	6,220	0.28	0.80	—	2.00	(7.01)	—	(5.88)

Putnam Variable Trust - VT Research
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30
2012	2,279	10.78	—	14.68	24,258	1.08	0.80	—	2.34	15.15	—	16.97
2011	2,810	9.22	—	12.75	25,746	0.83	0.80	—	2.34	(4.04)	—	(2.53)

Putnam Variable Trust - VT Small Cap Value
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63
2012	2,165	13.85	—	15.93	41,992	0.47	0.70	—	2.30	14.81	—	16.67
2011	2,623	12.06	—	13.65	43,849	0.51	0.70	—	2.30	(6.89)	—	(5.39)

Putnam Variable Trust - VT Voyager
2015	6,219	14.48	—	18.93	88,819	1.16	0.80	—	2.69	(8.64)	—	(6.86)
2014	7,085	15.54	—	20.72	109,081	0.75	0.80	—	2.69	6.77	—	8.84
2013	8,343	14.28	—	19.41	119,381	0.81	0.80	—	2.69	39.86	—	42.58
2012	10,008	10.02	—	13.88	101,747	0.36	0.80	—	2.69	11.15	—	40.64
2011	11,845	7.12	—	12.48	107,441	—	0.70	—	2.69	(20.06)	—	(18.42)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Core Plus Fixed Income
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)
2012	64	13.83	—	14.67	910	4.84	1.35	—	1.85	7.41	—	7.96
2011	74	12.87	—	13.59	994	3.62	1.35	—	1.85	3.70	—	4.23

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Emerging Markets Equity
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)
2012	1,377	19.77	—	28.46	28,583	—	0.70	—	2.20	17.34	—	19.11
2011	1,607	16.60	—	24.25	28,314	0.40	0.70	—	2.20	(20.00)	—	(18.79)

231

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Infrastructure (fund launched on April 25, 2014)
2015	1,029	$13.97	—	16.70	$38,449	1.82%	0.70	—	1.98%	(15.45)	—	(14.36)%
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Strategist
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14
2012	1,140	11.68	—	13.12	12,307	2.13	0.70	—	2.20	11.36	—	13.05
2011	1,320	10.33	—	11.78	12,723	1.31	0.70	—	2.20	(4.35)	—	3.02

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04
2012	1,901	11.49	—	14.49	23,350	—	0.70	—	2.69	11.29	—	13.58
2011	2,255	10.11	—	13.02	24,622	0.11	0.70	—	2.69	(5.41)	—	(3.48)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53
2012	820	18.31	—	20.89	15,471	—	0.70	—	2.30	6.21	—	7.93
2011	1,019	17.24	—	19.36	17,983	0.34	0.70	—	2.30	(9.23)	—	(7.77)

The Universal Institutional Funds, Inc. - Morgan Stanley UIF U.S. Real Estate
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34
2012	682	22.80	—	40.93	21,401	0.87	0.70	—	2.30	13.20	—	15.03
2011	793	20.14	—	35.59	21,863	0.84	0.70	—	2.30	3.52	—	5.18

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Debt (Class II)
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)
2012	605	22.42	—	24.17	15,434	2.78	1.29	—	2.59	14.82	—	16.35
2011	782	19.26	—	21.05	17,195	3.46	1.29	—	2.59	4.12	—	5.51

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Equity (Class II)
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)
2012	338	31.73	—	36.07	11,766	—	1.29	—	2.59	16.73	—	18.29
2011	422	27.18	—	30.49	12,492	0.36	1.29	—	2.59	(20.35)	—	(19.29)

232

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Franchise (Class II)
2015	1,157	$25.34	—	26.24	$31,143	2.06%	1.29	—	2.59%	3.45	—	4.83%
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12
2012	2,389	19.84	—	21.38	51,202	2.25	1.29	—	2.59	12.59	—	14.10
2011	2,988	17.38	—	18.99	56,372	3.31	1.29	—	2.59	7.65	—	28.99

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Infrastructure (Class II) (fund launched on April 25, 2014)
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Strategist (Class II) (fund launched on April 26, 2013)
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82
2012	394	16.04	—	16.29	6,732	—	1.29	—	2.59	11.09	—	12.58
2011	509	14.25	—	14.67	7,708	—	1.29	—	2.59	(4.29)	—	7.62

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Mid Cap Growth (Class II)
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71
2012	1,394	12.46	—	21.82	23,493	—	1.29	—	2.59	5.67	—	7.09
2011	1,641	11.63	—	20.65	26,252	0.25	1.29	—	2.59	(8.37)	—	73.05

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Small Company Growth (Class II)
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12
2012	474	19.08	—	21.69	9,880	—	1.29	—	2.59	11.73	—	13.22
2011	601	17.08	—	19.16	11,112	4.01	1.29	—	2.59	(11.08)	—	(9.89)

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44
2012	1,553	25.88	—	25.92	42,444	0.60	1.29	—	2.59	12.79	—	13.95
2011	1,894	22.71	—	22.98	45,526	0.54	1.29	—	2.59	(8.67)	—	2.93

233

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2015	2014	2013
Revenues
Premiums (net of reinsurance ceded of $167, $216 and $367)	$600	$589	$613
Contract charges (net of reinsurance ceded of $189, $176 and $251)	738	847	1,054
Net investment income	1,819	2,081	2,485
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(144)	(54)	(49)
OTTI losses reclassified to (from) other comprehensive income	16	(1)	(3)
Net OTTI losses recognized in earnings	(128)	(55)	(52)
Sales and other realized capital gains and losses	393	198	128
Total realized capital gains and losses	265	143	76
	3,422	3,660	4,228
Costs and expenses
Contract benefits (net of reinsurance ceded of $237, $329 and $331)	1,406	1,452	1,606
Interest credited to contractholder funds (net of reinsurance ceded of $40, $27 and $27)	717	891	1,251
Amortization of deferred policy acquisition costs	151	162	240
Operating costs and expenses	273	310	434
Restructuring and related charges	—	2	6
Interest expense	16	16	23
	2,563	2,833	3,560

Gain (loss) on disposition of operations	3	(68)	(687)

Income (loss) from operations before income tax expense	862	759	(19)

Income tax expense	301	233	19

Net income (loss)	561	526	(38)

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(854)	455	(707)
Change in unrealized foreign currency translation adjustments	(4)	(4)	2
Other comprehensive (loss) income, after-tax	(858)	451	(705)

Comprehensive (loss) income	$(297)	$977	$(743)

See notes to consolidated financial statements.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2015	2014
Assets
Investments
Fixed income securities, at fair value (amortized cost $23,770 and $25,822)	$24,629	$28,117
Mortgage loans	3,781	3,686
Equity securities, at fair value (cost $1,526 and $927)	1,542	970
Limited partnership interests	2,295	2,024
Short-term, at fair value (amortized cost $816 and $857)	816	857
Policy loans	572	616
Other	1,327	1,196
Total investments	34,962	37,466
Cash	104	146
Deferred policy acquisition costs	1,314	1,271
Reinsurance recoverable from non-affiliates	2,407	2,586
Reinsurance recoverable from affiliates	464	—
Accrued investment income	278	333
Other assets	510	537
Separate Accounts	3,639	4,396
Total assets	$43,678	$46,735
Liabilities
Contractholder funds	$20,542	$21,816
Reserve for life-contingent contract benefits	11,394	11,566
Unearned premiums	5	6
Payable to affiliates, net	55	96
Other liabilities and accrued expenses	849	826
Deferred income taxes	986	1,407
Notes due to related parties	275	275
Separate Accounts	3,639	4,396
Total liabilities	37,745	40,388
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	1,990	1,990
Retained income	3,417	2,973
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	41	47
Other unrealized net capital gains and losses	527	1,468
Unrealized adjustment to DAC, DSI and insurance reserves	(40)	(133)
Total unrealized net capital gains and losses	528	1,382
Unrealized foreign currency translation adjustments	(7)	(3)
Total accumulated other comprehensive income	521	1,379
Total shareholder’s equity	5,933	6,347
Total liabilities and shareholder’s equity	$43,678	$46,735

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2015	2014	2013

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	2,690	3,190
Return of capital	—	(700)	(500)
Balance, end of year	1,990	1,990	2,690

Retained income
Balance, beginning of year	2,973	2,447	2,485
Net income (loss)	561	526	(38)
Dividends	(103)	—	—
Loss on reinsurance with an affiliate	(12)	—	—
Loss on sale of subsidiaries to affiliate	(2)	—	—
Balance, end of year	3,417	2,973	2,447

Accumulated other comprehensive income
Balance, beginning of year	1,379	928	1,633
Change in unrealized net capital gains and losses	(854)	455	(707)
Change in unrealized foreign currency translation adjustments	(4)	(4)	2
Balance, end of year	521	1,379	928

Total shareholder’s equity	$5,933	$6,347	$6,070

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities
Net income (loss)	$561	$526	$(38)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and other non-cash items	(74)	(86)	(73)
Realized capital gains and losses	(265)	(143)	(76)
(Gain) loss on disposition of operations	(3)	68	687
Interest credited to contractholder funds	717	891	1,251
Changes in:	0
Policy benefits and other insurance reserves	(559)	(553)	(634)
Unearned premiums	—	(1)	(2)
Deferred policy acquisition costs	27	(1)	(14)
Reinsurance recoverables, net	16	(25)	(54)
Income taxes	27	121	33
Other operating assets and liabilities	(41)	(134)	(65)
Net cash provided by operating activities	406	663	1,015
Cash flows from investing activities
Proceeds from sales
Fixed income securities	8,267	3,353	4,046
Equity securities	636	1,383	265
Limited partnership interests	481	521	387
Mortgage loans	6	10	24
Other investments	24	35	38
Investment collections	00
Fixed income securities	1,993	1,909	4,168
Mortgage loans	446	1,027	926
Other investments	69	46	88
Investment purchases	0
Fixed income securities	(8,272)	(3,232)	(4,348)
Equity securities	(1,264)	(1,612)	(453)
Limited partnership interests	(663)	(711)	(597)
Mortgage loans	(615)	(468)	(522)
Other investments	(220)	(306)	(81)
Change in short-term investments, net	77	79	(108)
Change in policy loans and other investments, net	(39)	60	76
Disposition of operations	20	345	—
Net cash provided by investing activities	946	2,439	3,909
Cash flows from financing activities
Contractholder fund deposits	901	1,065	2,062
Contractholder fund withdrawals	(2,278)	(3,407)	(6,520)
Dividends paid	(17)	—	—
Return of capital	—	(700)	(500)
Repayment of notes due to related parties	—	(7)	(214)
Net cash used in financing activities	(1,394)	(3,049)	(5,172)
Net (decrease) increase in cash	(42)	53	(248)
Cash at beginning of year	146	93	341
Cash at end of year	$104	$146	$93

See notes to consolidated financial statements.

4

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes.
The following table summarizes premiums and contract charges by product.

($ in millions)	2015	2014	2013
Premiums
Traditional life insurance	$515	$492	$471
Immediate annuities with life contingencies	—	4	37
Accident and health insurance	85	93	105
Total premiums	600	589	613

Contract charges
Interest-sensitive life insurance	724	828	1,036
Fixed annuities	14	19	18
Total contract charges	738	847	1,054
Total premiums and contract charges	$1,338	$1,436	$1,667
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2015, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Illinois and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s

5

products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests include interests in private equity funds and co-investments, real estate funds and joint ventures, and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ net income, including unrealized gains and losses, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative

6

financial instruments (“subject to bifurcation”) are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds.  The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

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When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s (“S&P”) 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts.

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Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $4 million and $7 million as of December 31, 2015 and 2014, respectively. Amortization expense of the present value of future profits was $377 thousand, $1 million and $2 million in 2015, 2014 and 2013, respectively. $3 million of present value of future profits as of December 31, 2014 related to Allstate Assurance Company (“AAC”), which was sold to an affiliate January 1, 2015 (see Note 5).
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, insurance reserves and unrealized capital gains and losses. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses

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of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 8 and Note 12).
  Adopted accounting standard
Accounting for Investments in Qualified Affordable Housing Projects
In January 2014, the Financial Accounting Standards Board (“FASB”) issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. Adoption of the new guidance in the first quarter of 2015 resulted in a one-time $17 million increase in income tax expense.
Pending accounting standards
Amendments to the Consolidation Analysis
In February 2015, the FASB issued guidance affecting the consolidation evaluation for limited partnerships and similar entities, fees paid to a decision maker or service provider, and variable interests in a variable interest entity held by related parties of the reporting enterprise. The guidance is effective for annual and interim reporting periods beginning after December 15, 2015. The Company is in the process of assessing the impact of adoption which is not expected to be material to the Company’s results of operations or financial position.
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income as of the beginning of the period of adoption. The new guidance related to equity investments without readily determinable fair values is to be applied prospectively as of the date of adoption. The Company is in the process of evaluating the impact of adoption. The most significant impact is expected to be the change in accounting for equity securities and cost method limited partnership interests.
3. Disposition
On April 1, 2014, the Company sold Lincoln Benefit Life Company (“LBL”), LBL’s life insurance business generated through independent master brokerage agencies, and all of LBL’s deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition was $698 million, pre-tax ($521 million, after-tax), and $79 million, pre-tax ($38 million, after-tax), in 2013 and 2014, respectively. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

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4. Supplemental Cash Flow Information
Non-cash investing activities include $96 million, $102 million and $306 million related to modifications of certain mortgage loans, fixed income securities and other investments, as well as mergers completed with equity securities in 2015, 2014 and 2013, respectively, and a $44 million obligation to fund a limited partnership investment in 2015.
In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $539 million, $508 million and $322 million as of December 31, 2015, 2014 and 2013, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $11 million, $2 million and $6 million as of December 31, 2015, 2014 and 2013, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Net change in proceeds managed
Net change in short-term investments	$(41)	$(182)	$235
Operating cash flow (used) provided	(41)	(182)	235
Net change in cash	1	—	(2)
Net change in proceeds managed	$(40)	$(182)	$233

Net change in liabilities
Liabilities for collateral, beginning of year	$(510)	$(328)	$(561)
Liabilities for collateral, end of year	(550)	(510)	(328)
Operating cash flow provided (used)	$40	$182	$(233)

5. Related Party Transactions
Business operations
The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $271 million, $339 million and $456 million in 2015, 2014 and 2013, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Structured settlement annuities
The Company issued $7 million of structured settlement annuities, a type of immediate annuity, in 2013 at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013. Effective March 22, 2013, the Company no longer offers structured settlement annuities.
In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.65 billion and $4.68 billion as of December 31, 2015 and 2014, respectively.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million, $4 million and $13 million in 2015, 2014 and 2013, respectively.

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Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary AAC to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 10.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2015	2014
6.74% Surplus Note, due 2029, to Kennett (1)	$25	$25
3.24% Surplus Note, due 2035, to Kennett (1)	100	100
6.18% Surplus Note, due 2036, to Kennett (1)	100	100
5.93% Surplus Note, due 2038, to Kennett (1)	50	50
Total notes due to related parties	$275	$275
____________

(1)
No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in 2015, 2014 and 2013.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively.
On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.
On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%.

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As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.
The notes due from Kennett are classified as other investments. In each of 2015, 2014 and 2013, the Company recorded net investment income on these notes of $15 million. In each of 2015, 2014 and 2013, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.
On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, the Company incurred interest expense on this surplus note of $7 million.
In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC’s carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014 and 2013, the Company incurred interest expense on these notes of $84 thousand and $1 million respectively.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2015 or 2014.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2015 or 2014.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2015 or 2014.
Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2015 and 2014, no capital had been provided by AIC under this agreement.

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Dividends and return of capital
In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments. The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.
6. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2015
U.S. government and agencies	$920	$57	$—	$977
Municipal	2,162	292	(12)	2,442
Corporate	18,069	849	(414)	18,504
Foreign government	348	36	—	384
ABS	1,443	5	(28)	1,420
RMBS	406	49	(4)	451
CMBS	409	31	(4)	436
Redeemable preferred stock	13	2	—	15
Total fixed income securities	$23,770	$1,321	$(462)	$24,629

December 31, 2014
U.S. government and agencies	$668	$102	$—	$770
Municipal	3,156	520	(14)	3,662
Corporate	19,465	1,670	(150)	20,985
Foreign government	654	81	—	735
ABS	773	13	(21)	765
RMBS	554	55	(4)	605
CMBS	538	43	(2)	579
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$25,822	$2,486	$(191)	$28,117

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2015:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$996	$1,004
Due after one year through five years	7,362	7,640
Due after five years through ten years	8,374	8,475
Due after ten years	4,780	5,203
	21,512	22,322
ABS, RMBS and CMBS	2,258	2,307
Total	$23,770	$24,629
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$1,246	$1,522	$1,947
Mortgage loans	203	242	345
Equity securities	28	20	12
Limited partnership interests	287	267	175
Short-term investments	3	2	2
Policy loans	34	39	49
Other	75	59	63
Investment income, before expense	1,876	2,151	2,593
Investment expense	(57)	(70)	(108)
Net investment income	$1,819	$2,081	$2,485
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$309	$(4)	$3
Mortgage loans	6	2	20
Equity securities	(23)	134	45
Limited partnership interests	(32)	(4)	(6)
Derivatives	13	12	14
Other	(8)	3	—
Realized capital gains and losses	$265	$143	$76
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Impairment write-downs	$(63)	$(11)	$(33)
Change in intent write-downs	(65)	(44)	(19)
Net other-than-temporary impairment losses recognized in earnings	(128)	(55)	(52)
Sales and other	383	184	114
Valuation and settlements of derivative instruments	10	14	14
Realized capital gains and losses	$265	$143	$76
Gross gains of $542 million, $223 million and $145 million and gross losses of $147 million, $51 million and $46 million were realized on sales of fixed income and equity securities during 2015, 2014 and 2013, respectively.
Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2015			2014			2013
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$(8)	$—	$(8)
Corporate	(25)	6	(19)	(4)	—	(4)	—	—	—
ABS	(16)	10	(6)	(5)	—	(5)	—	(2)	(2)
RMBS	—	—	—	2	(1)	1	(2)	2	—
CMBS	(1)	—	(1)	(1)	—	(1)	(32)	(3)	(35)
Total fixed income securities	(42)	16	(26)	(9)	(1)	(10)	(42)	(3)	(45)
Mortgage loans	4	—	4	5	—	5	11	—	11
Equity securities	(83)	—	(83)	(32)	—	(32)	(6)	—	(6)
Limited partnership interests	(17)	—	(17)	(18)	—	(18)	(9)	—	(9)
Other	(6)	—	(6)	—	—	—	(3)	—	(3)
Other-than-temporary impairment losses	$(144)	$16	$(128)	$(54)	$(1)	$(55)	$(49)	$(3)	$(52)

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The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million as of both December 31, 2015 and 2014, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2015	December 31, 2014
Municipal	$(5)	$(5)
Corporate	(2)	—
ABS	(12)	(1)
RMBS	(49)	(55)
CMBS	(6)	(5)
Total	$(74)	$(66)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2015	2014	2013
Beginning balance	$(209)	$(299)	$(345)
Additional credit loss for securities previously other-than-temporarily impaired	(8)	(6)	(13)
Additional credit loss for securities not previously other-than-temporarily impaired	(18)	(9)	(19)
Reduction in credit loss for securities disposed or collected	33	44	75
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	—	2
Change in credit loss due to accretion of increase in cash flows	2	2	1
Reduction in credit loss for securities sold in LBL disposition	—	59	—
Ending balance	$(200)	$(209)	$(299)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

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Unrealized net capital gains and losses
Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2015		Gains	Losses
Fixed income securities	$24,629	$1,321	$(462)	$859
Equity securities	1,542	76	(60)	16
Short-term investments	816	—	—	—
Derivative instruments (1)	10	10	—	10
EMA limited partnerships (2)				(2)
Unrealized net capital gains and losses, pre-tax				883
Amounts recognized for:
Insurance reserves (3)				—
DAC and DSI (4)				(62)
Amounts recognized				(62)
Deferred income taxes				(293)
Unrealized net capital gains and losses, after-tax				$528
____________

(1)	Included in the fair value of derivative instruments are $6 million classified as assets and $(4) million classified as liabilities.

(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2014		Gains	Losses
Fixed income securities	$28,117	$2,486	$(191)	$2,295
Equity securities	970	57	(14)	43
Short-term investments	857	—	—	—
Derivative instruments (1)	2	3	(1)	2
EMA limited partnerships				(2)
Investments classified as held for sale				—
Unrealized net capital gains and losses, pre-tax				2,338
Amounts recognized for:
Insurance reserves				(28)
DAC and DSI				(176)
Amounts recognized				(204)
Deferred income taxes				(752)
Unrealized net capital gains and losses, after-tax				$1,382
____________

(1)	Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Fixed income securities	$(1,436)	$966	$(2,353)
Equity securities	(27)	(42)	50
Derivative instruments	8	15	4
EMA limited partnerships	—	—	(3)
Investments classified as held for sale	—	(190)	190
Total	(1,455)	749	(2,112)
Amounts recognized for:
Insurance reserves	28	(28)	771
DAC and DSI	114	(20)	252
Amounts recognized	142	(48)	1,023
Deferred income taxes	459	(246)	382
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(854)	$455	$(707)
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2015
Fixed income securities
U.S. government and agencies	6	$91	$—	—	$—	$—	$—
Municipal	15	125	(3)	5	25	(9)	(12)
Corporate	953	5,315	(281)	78	568	(133)	(414)
Foreign government	1	2	—	—	—	—	—
ABS	81	1,152	(11)	16	154	(17)	(28)
RMBS	38	7	—	40	53	(4)	(4)
CMBS	12	75	(2)	1	2	(2)	(4)
Total fixed income securities	1,106	6,767	(297)	140	802	(165)	(462)
Equity securities	279	543	(49)	32	56	(11)	(60)
Total fixed income and equity securities	1,385	$7,310	$(346)	172	$858	$(176)	$(522)

Investment grade fixed income securities	780	$5,429	$(175)	82	$503	$(90)	$(265)
Below investment grade fixed income securities	326	1,338	(122)	58	299	(75)	(197)
Total fixed income securities	1,106	$6,767	$(297)	140	$802	$(165)	$(462)

December 31, 2014
Fixed income securities
U.S. government and agencies	1	$1	$—	—	$—	$—	$—
Municipal	17	90	(1)	10	47	(13)	(14)
Corporate	281	1,780	(69)	91	875	(81)	(150)
Foreign government	—	—	—	1	15	—	—
ABS	19	168	(2)	23	217	(19)	(21)
RMBS	19	3	—	45	73	(4)	(4)
CMBS	8	33	—	3	32	(2)	(2)
Total fixed income securities	345	2,075	(72)	173	1,259	(119)	(191)
Equity securities	294	327	(13)	1	6	(1)	(14)
Total fixed income and equity securities	639	$2,402	$(85)	174	$1,265	$(120)	$(205)

Investment grade fixed income securities	167	$1,275	$(28)	127	$989	$(79)	$(107)
Below investment grade fixed income securities	178	800	(44)	46	270	(40)	(84)
Total fixed income securities	345	$2,075	$(72)	173	$1,259	$(119)	$(191)
As of December 31, 2015, $302 million of the $522 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $302 million, $163 million are related to unrealized losses on investment grade fixed income securities and $41 million are related to equity securities. Of the remaining $98 million, $70 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.
As of December 31, 2015, the remaining $220 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $102 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $220 million, $99 million are related to below investment grade fixed income securities and $19 million are related to equity securities. Of these amounts, $12 million are related to below investment grade fixed income securities that had been in an

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unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2015.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2015, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2015, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2015 and 2014, the carrying value of equity method limited partnerships totaled $1.77 billion and $1.52 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2015 and 2014, the carrying value for cost method limited partnerships was $530 million and $508 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.78 billion and $3.69 billion as of December 31, 2015 and 2014, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2015	2014
California	21.6%	24.8%
Texas	9.5	7.7
New Jersey	9.1	8.3
Illinois	8.0	9.2
Florida	5.9	4.7
New York	5.0	6.0

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The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2015	2014
Apartment complex	24.5%	20.0%
Office buildings	23.2	25.6
Retail	22.4	24.1
Warehouse	18.1	18.1
Other	11.8	12.2
Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2015 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2016	23	$173	4.6%
2017	32	356	9.4
2018	27	288	7.6
2019	8	206	5.4
Thereafter	196	2,758	73.0
Total	286	$3,781	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2015.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2015			2014
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$55	$—	$55	$110	$—	$110
1.0 - 1.25	357	—	357	387	—	387
1.26 - 1.50	1,120	—	1,120	1,118	1	1,119
Above 1.50	2,243	—	2,243	2,054	—	2,054
Total non-impaired mortgage loans	$3,775	$—	$3,775	$3,669	$1	$3,670
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

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The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2015	2014
Impaired mortgage loans with a valuation allowance	$6	$16
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$6	$16
Valuation allowance on impaired mortgage loans	$3	$8
The average balance of impaired loans was $11 million, $26 million and $86 million during 2015, 2014 and 2013, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Beginning balance	$8	$21	$42
Net decrease in valuation allowance	(4)	(5)	(11)
Charge offs	(1)	(8)	(8)
Mortgage loans classified as held for sale	—	—	(2)
Ending balance	$3	$8	$21
Payments on all mortgage loans were current as of December 31, 2015 and 2014.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2015	2014
Texas	15.9%	13.6%
California	15.0	17.0
Oregon	8.4	5.8
New Jersey	6.8	5.1
Illinois	3.8	5.3
Concentration of credit risk
As of December 31, 2015, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2015 and 2014, fixed income and equity securities with a carrying value of $518 million and $492 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2015, 2014 and 2013.
Other investment information
Included in fixed income securities are below investment grade assets totaling $3.20 billion and $3.31 billion as of December 31, 2015 and 2014, respectively.
As of December 31, 2015, fixed income securities and short-term investments with a carrying value of $31 million were on deposit with regulatory authorities as required by law.
As of December 31, 2015, the carrying value of fixed income securities that were non-income producing was $10 million.

23

7. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

24

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

25

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners (“NAIC”). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows. Also includes auction rate securities (“ARS”) primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$546	$431	$—		$977
Municipal	—	2,364	78		2,442
Corporate - public	—	12,490	44		12,534
Corporate - privately placed	—	5,523	447		5,970
Foreign government	—	384	—		384
ABS - CDO	—	178	53		231
ABS - consumer and other	—	1,145	44		1,189
RMBS	—	451	—		451
CMBS	—	436	—		436
Redeemable preferred stock	—	15	—		15
Total fixed income securities	546	23,417	666		24,629
Equity securities	1,479	3	60		1,542
Short-term investments	193	623	—		816
Other investments: Free-standing derivatives	—	59	1	$(11)	49
Separate account assets	3,639	—	—		3,639
Other assets	1	—	1		2
Total recurring basis assets	5,858	24,102	728	(11)	30,677
Non-recurring basis (1)	—	—	8		8
Total assets at fair value	$5,858	$24,102	$736	$(11)	$30,685
% of total assets at fair value	19.1%	78.5%	2.4%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(299)		$(299)
Other liabilities: Free-standing derivatives	—	(7)	(8)	$1	(14)
Total liabilities at fair value	$—	$(7)	$(307)	$1	$(313)
% of total liabilities at fair value	—%	2.2%	98.1%	(0.3)%	100%
_______________________
(1) Includes $3 million of limited partnership interests and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2014
Assets
Fixed income securities:
U.S. government and agencies	$147	$623	$—		$770
Municipal	—	3,556	106		3,662
Corporate - public	—	14,519	160		14,679
Corporate - privately placed	—	5,674	632		6,306
Foreign government	—	735	—		735
ABS - CDO	—	323	67		390
ABS - consumer and other	—	313	62		375
RMBS	—	605	—		605
CMBS	—	578	1		579
Redeemable preferred stock	—	16	—		16
Total fixed income securities	147	26,942	1,028		28,117
Equity securities	927	6	37		970
Short-term investments	90	767	—		857
Other investments: Free-standing derivatives	—	90	2	$(2)	90
Separate account assets	4,396	—	—		4,396
Other assets	1	—	1		2
Total recurring basis assets	5,561	27,805	1,068	(2)	34,432
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,561	$27,805	$1,077	$(2)	$34,441
% of total assets at fair value	16.2%	80.7%	3.1%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(323)		$(323)
Other liabilities: Free-standing derivatives	—	(24)	(9)	$2	(31)
Total liabilities at fair value	$—	$(24)	$(332)	$2	$(354)
% of total liabilities at fair value	—%	6.8%	93.8%	(0.6)%	100%
________________________

(1)	Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2015
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(247)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.76%
December 31, 2014
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(278)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.76%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2015 and 2014, Level 3 fair value measurements of fixed income securities total $666 million and $1.03 billion, respectively, and include $577 million and $914 million, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

29

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Issues	Sales	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$—	$(23)	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	—	(67)	(75)	447
ABS - CDO	—	—	(1)	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	—	(91)	(106)	666
Equity securities	32	—	(5)	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$—	$(96)	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(2)	$—	$7	$(299)
Total recurring Level 3 liabilities	$—	$(2)	$—	$7	$(299)
_____________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

30

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$119	$—	$18	$—	$(17)
Corporate	1,008	20	(14)	85	(114)
ABS	112	—	3	16	(12)
CMBS	1	—	—	—	(4)
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	1,241	20	7	101	(147)
Equity securities	6	—	(1)	—	(1)
Free-standing derivatives, net	(5)	—	—	—	—
Other assets	—	1	—	—	—
Assets held for sale	362	(1)	2	4	(2)
Total recurring Level 3 assets	$1,604	$20	$8	$105	$(150)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(307)	$(8)	$—	$—	$—
Liabilities held for sale	(246)	17	—	—	—
Total recurring Level 3 liabilities	$(553)	$9	$—	$—	$—

	Sold in LBL disposition (3)	Purchases/ Issues (4)	Sales	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$—	$(11)	$(3)	$106
Corporate	—	20	(109)	(104)	792
ABS	—	21	—	(11)	129
CMBS	4	—	—	—	1
Redeemable preferred stock	—	—	(1)	—	—
Total fixed income securities	4	41	(121)	(118)	1,028
Equity securities	—	39	(6)	—	37
Free-standing derivatives, net	—	2	—	(4)	(7)	(2)
Other assets	—	—	—	—	1
Assets held for sale	(351)	—	(8)	(6)	—
Total recurring Level 3 assets	$(347)	$82	$(135)	$(128)	$1,059
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(14)	$—	$6	$(323)
Liabilities held for sale	230	(4)	—	3	—
Total recurring Level 3 liabilities	$230	$(18)	$—	$9	$(323)
  ____________________

(1)
The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.

(2)	Comprises $2 million of assets and $9 million of liabilities.

(3)	Includes transfers from held for sale that took place in first quarter 2014 of $4 million for CMBS and $(4) million for Assets held for sale.

(4)	Represents purchases for assets and issues for liabilities.

31

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$338	$(12)	$19	$—	$—
Corporate	1,501	32	(32)	84	(172)
ABS	199	(2)	30	17	(16)
CMBS	21	(1)	3	—	—
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	2,060	17	20	101	(188)
Equity securities	7	—	—	—	—
Free-standing derivatives, net	(27)	19	—	—	—
Other assets	1	(1)	—	—	—
Assets held for sale	—	(2)	(6)	13	(13)
Total recurring Level 3 assets	$2,041	$33	$14	$114	$(201)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(553)	$89	$—	$—	$—
Liabilities held for sale	—	20	—	—	—
Total recurring Level 3 liabilities	$(553)	$109	$—	$—	$—

	Transfer to held for sale	Purchases/Issues (2)	Sales	Settlements	Balance as of December 31, 2013
Assets
Fixed income securities:
Municipal	$(51)	$—	$(173)	$(2)	$119
Corporate	(244)	145	(173)	(133)	1,008
ABS	(85)	—	(8)	(23)	112
CMBS	(5)	—	(17)	—	1
Redeemable preferred stock	—	—	—	—	1
Total fixed income securities	(385)	145	(371)	(158)	1,241
Equity securities	—	—	(1)	—	6
Free-standing derivatives, net	—	9	—	(6)	(5)	(3)
Other assets	—	—	—	—	—
Assets held for sale	385	—	(10)	(5)	362
Total recurring Level 3 assets	$—	$154	$(382)	$(169)	$1,604
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$265	$(111)	$—	$3	$(307)
Liabilities held for sale	(265)	(6)	—	5	(246)
Total recurring Level 3 liabilities	$—	$(117)	$—	$8	$(553)
_________________________

(1)
The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.

(2)	Represents purchases for assets and issues for liabilities.

(3)	Comprises $9 million of assets and $14 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the

32

transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2015, 2014 or 2013.
Transfers into Level 3 during 2015, 2014 and 2013 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2015, 2014 and 2013 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2015	2014	2013
Assets
Fixed income securities:
Municipal	$—	$(1)	$(4)
Corporate	11	11	13
ABS	1	—	(2)
CMBS	—	1	(2)
Total fixed income securities	12	11	5
Equity securities	(1)	—	—
Free-standing derivatives, net	1	5	10
Other assets	—	1	(1)
Assets held for sale	—	—	(2)
Total recurring Level 3 assets	$12	$17	$12

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$19	$(8)	$89
Liabilities held for sale	—	17	20
Total recurring Level 3 liabilities	$19	$9	$109
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,781	$3,920	$3,686	$3,922
Cost method limited partnerships	530	661	508	686
Bank loans	502	493	431	427
Agent loans	422	408	368	361
Notes due from related party	275	275	275	275

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value

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of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan’s credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$12,387	$12,836	$13,708	$14,364
Notes due to related parties	275	275	275	275
Liability for collateral	550	550	510	510

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies and funding agreements are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. The fair value measurement for notes due to related parties is categorized as Level 3.
8. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Interest rate swaps are used to hedge interest rate risk inherent in funding agreements. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.
Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures to increase equity exposure.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

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When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2015, the Company pledged $12 million of cash in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2015.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$45	n/a	$6	$6	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	42	n/a	—	—	—
Equity and index contracts
Options	Other investments	—	3,730	44	44	—
Financial futures contracts	Other assets	—	997	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	81	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	51	n/a	2	3	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		257	4,727	50	51	(1)
Total asset derivatives		$302	4,727	$56	$57	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$4	$4	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	—	—	—
Interest rate cap agreements	Other liabilities & accrued expenses	72	n/a	1	1	—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,645	(6)	—	(6)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	481	n/a	(38)	—	(38)
Guaranteed withdrawal benefits	Contractholder funds	332	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,781	n/a	(247)	—	(247)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	2	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(8)	—	(8)
Subtotal		2,938	3,645	(312)	1	(313)
Total liability derivatives		2,957	3,645	(308)	$5	$(313)

Total derivatives		$3,259	8,372	$(252)
_________________________________________
(1)    Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

($ in millions, except number of contracts)		Volume (1)
Asset derivatives	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$85	n/a	$3	$3	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	163	n/a	2	2	—
Equity and index contracts
Options	Other investments	—	3,225	83	83	—
Financial futures contracts	Other assets	—	704	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	57	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other investments	19	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	2	2	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		322	3,929	89	89	—
Total asset derivatives		$407	3,929	$92	$92	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$50	n/a	$(1)	$—	$(1)
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	1	1	—
Interest rate cap agreements	Other liabilities & accrued expenses	11	n/a	—	—	—
Financial futures contract	Other liabilities & accrued expenses	—	200	—	—	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	3,131	(22)	—	(22)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	36	n/a	1	1	—
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	615	n/a	(32)	—	(32)
Guaranteed withdrawal benefits	Contractholder funds	425	n/a	(13)	—	(13)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,786	n/a	(278)	—	(278)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	49	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(9)	—	(9)
Subtotal		3,192	3,331	(353)	2	(355)
Total liability derivatives		3,242	3,331	(354)	$2	$(356)

Total derivatives		$3,649	7,260	$(262)
__________________________________________
(1)    Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2015
Asset derivatives	$15	$(6)	$(5)	$4	$(1)	$3
Liability derivatives	(9)	6	(5)	(8)	7	(1)

December 31, 2014
Asset derivatives	$7	$(2)	$—	$5	$(4)	$1
Liability derivatives	(11)	2	—	(9)	7	(2)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $3 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2015, 2014 or 2013.

($ in millions)	2015	2014	2013
Gain recognized in OCI on derivatives during the period	$10	$12	$3
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship	10	2	(13)
Loss reclassified from AOCI into income (net investment income)	(1)	(1)	(1)
Gain (loss) reclassified from AOCI into income (realized capital gains and losses)	3	(2)	—

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The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2015, 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Loss on disposition of operations	Total gain (loss) recognized in net income on derivatives
2015
Equity and index contracts	$—	$—	$(9)	$—	$(9)
Embedded derivative financial instruments	—	(7)	31	—	24
Foreign currency contracts	6	—	—	—	6
Credit default contracts	4	—	—	—	4
Total	$10	$(7)	$22	$—	$25

2014
Interest rate contracts	$(3)	$—	$—	$(4)	$(7)
Equity and index contracts	(1)	—	38	—	37
Embedded derivative financial instruments	—	15	(14)	—	1
Foreign currency contracts	10	—	—	—	10
Credit default contracts	8	—	—	—	8
Other contracts	—	—	(2)	—	(2)
Total	$14	$15	$22	$(4)	$47

2013
Interest rate contracts	$3	$—	$—	$(6)	$(3)
Equity and index contracts	—	—	94	—	94
Embedded derivative financial instruments	(1)	74	(75)	—	(2)
Foreign currency contracts	(2)	—	—	—	(2)
Credit default contracts	14	—	—	—	14
Other contracts	—	—	(3)	—	(3)
Total	$14	$74	$16	$(6)	$98
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2015, counterparties pledged $11 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

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The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2015				2014
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$82	$5	$—	1	$164	$2	$1
A	5	178	6	6	3	88	3	1
A-	1	16	3	—	1	8	—	—
BBB+	2	36	—	—	1	11	—	—
BBB	—	—	—	—	1	52	—	—
Total	9	$312	$14	$6	7	$323	$5	$2
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2015	2014
Gross liability fair value of contracts containing credit-risk-contingent features	$9	$11
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(1)	(2)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(7)	(7)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$1	$2
Credit derivatives - selling protection
Free-standing credit default swaps (“CDS”) are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2015
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(8)
Index
Corporate debt	1	20	52	7	80	1
Total	$1	$20	$152	$7	$180	$(7)

December 31, 2014
First-to-default Basket
Municipal	$—	$100	$—	$—	$100	$(9)
Index
Corporate debt	—	22	52	6	80	2
Total	$—	$122	$52	$6	$180	$(7)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2015	2014
Commitments to invest in limited partnership interests	$1,269	$1,223
Commitments to extend mortgage loans	—	44
Private placement commitments	21	25
Other loan commitments	46	46
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.
Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these

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commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2015	2014
Immediate fixed annuities:
Structured settlement annuities	$6,673	$6,682
Other immediate fixed annuities	2,035	2,246
Traditional life insurance	2,347	2,303
Accident and health insurance	234	238
Other	105	97
Total reserve for life-contingent contract benefits	$11,394	$11,566
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.7% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.1% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2015.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2015	2014
Interest-sensitive life insurance	$7,262	$7,193
Investment contracts:
Fixed annuities	12,934	14,284
Funding agreements backing medium-term notes	85	85
Other investment contracts	261	254
Total contractholder funds	$20,542	$21,816
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 13.5% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 19.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Funding agreements backing medium-term notes	Interest rate credited is a floating rate, currently 0%	Not applicable
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1)  and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds include funding agreements held by a VIE, Allstate Life Global Funding, that issued medium-term notes. The VIE’s primary assets are funding agreements used exclusively to back medium-term note programs.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$21,816	$23,604	$38,634
Classified as held for sale, beginning balance	—	10,945	—
Total, including those classified as held for sale	21,816	34,549	38,634
Deposits	1,052	1,227	2,338
Interest credited	716	892	1,268
Benefits	(1,060)	(1,178)	(1,521)
Surrenders and partial withdrawals	(1,246)	(2,253)	(3,279)
Maturities of and interest payments on institutional products	(1)	(2)	(1,799)
Contract charges	(684)	(798)	(1,032)
Net transfers from separate accounts	7	7	12
Other adjustments	(58)	34	(72)
Sold in LBL disposition	—	(10,662)	—
Classified as held for sale, ending balance	—	—	(10,945)
Balance, end of year	$20,542	$21,816	$23,604
The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

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Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $3.20 billion and $3.82 billion of equity, fixed income and balanced mutual funds and $340 million and $467 million of money market mutual funds as of December 31, 2015 and 2014, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2015	2014
In the event of death
Separate account value	$3,541	$4,288
Net amount at risk (1)	$675	$581
Average attained age of contractholders	69 years	69 years
At annuitization (includes income benefit guarantees)
Separate account value	$967	$1,142
Net amount at risk (2)	$281	$238
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$294	$382
Net amount at risk (3)	$10	$8
Accumulation at specified dates
Separate account value	$371	$480
Net amount at risk (4)	$31	$24
Weighted average waiting period until guarantee date	4 years	4 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2014 (1)	$195	$95	$60	$350
Less reinsurance recoverables	98	91	45	234
Net balance as of December 31, 2014	97	4	15	116
Incurred guarantee benefits	20	(1)	8	27
Paid guarantee benefits	—	—	—	—
Net change	20	(1)	8	27
Net balance as of December 31, 2015	117	3	23	143
Plus reinsurance recoverables	106	64	52	222
Balance, December 31, 2015 (2)	$223	$67	$75	$365

Balance, December 31, 2013 (3)	$377	$113	$65	$555
Less reinsurance recoverables	100	99	56	255
Net balance as of December 31, 2013	277	14	9	300
Incurred guarantee benefits	34	—	9	43
Paid guarantee benefits	—	—	—	—
Sold in LBL disposition	(214)	(10)	(3)	(227)
Net change	(180)	(10)	6	(184)
Net balance as of December 31, 2014	97	4	15	116
Plus reinsurance recoverables	98	91	45	234
Balance, December 31, 2014 (1)	$195	$95	$60	$350
____________

(1)
Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.

(2)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

(3)
Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.

10. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.44 billion and $1.46 billion as of December 31, 2015 and 2014, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In addition, as of December 31, 2015 and 2014 the Company had reinsurance recoverables of $148 million and $157 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for LBL’s life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2015, the trust held $5.32 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2015, the gross life insurance in force was $424.27 billion of which $5.89 billion and $92.63 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$728	$1,084	$2,093
Assumed
Affiliate	131	130	124
Non-affiliate	835	614	68
Ceded
Affiliate	(41)	—	—
Non-affiliate	(315)	(392)	(618)
Premiums and contract charges, net of reinsurance	$1,338	$1,436	$1,667
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$1,023	$1,295	$1,805
Assumed
Affiliate	79	88	82
Non-affiliate	541	398	50
Ceded
Affiliate	(32)	—	—
Non-affiliate	(205)	(329)	(331)
Contract benefits, net of reinsurance	$1,406	$1,452	$1,606
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Direct	$636	$827	$1,240
Assumed
Affiliate	10	9	9
Non-affiliate	111	82	29
Ceded
Affiliate	(16)	—	—
Non-affiliate	(24)	(27)	(27)
Interest credited to contractholder funds, net of reinsurance	$717	$891	$1,251

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2015	2014
Annuities	$1,443	$1,594
Life insurance	1,348	910
Other	80	82
Total	$2,871	$2,586
As of December 31, 2015 and 2014, approximately 77% and 92%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
11. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$1,271	$1,331	$1,834
Classified as held for sale, beginning balance	—	743	—
Total, including those classified as held for sale	1,271	2,074	1,834
Acquisition costs deferred	124	163	254
Amortization charged to income	(151)	(162)	(240)
Effect of unrealized gains and losses	99	(97)	226
Reinsurance ceded (1)	(29)	—	—
Sold in LBL disposition	—	(707)	—
Classified as held for sale, ending balance	—	—	(743)
Balance, end of year	$1,314	$1,271	$1,331
______________________

(1)	In 2015, DAC decreased as a result of a reinsurance agreement with AAC.
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2015	2014	2013
Balance, beginning of year	$44	$42	$41
Classified as held for sale, beginning balance	—	28	—
Total, including those classified as held for sale	44	70	41
Sales inducements deferred	3	4	24
Amortization charged to income	(4)	(4)	(7)
Effect of unrealized gains and losses	2	(3)	12
Sold in LBL disposition	—	(23)	—
Classified as held for sale, ending balance	—	—	(28)
Balance, end of year	$45	$44	$42
12. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of both December 31, 2015 and 2014, the liability balance included in other liabilities and accrued expenses was $10 million. The related premium tax offsets included in other assets were $15 million as of both December 31, 2015 and 2014.
Guarantees
The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company’s maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2015. The obligations associated with these investments expire at various dates on or before March 11, 2018.

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Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
The aggregate liability balance related to all guarantees was not material as of December 31, 2015.
Regulation and Compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.
13. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The IRS completed the audit of the Allstate Group’s 2011 and 2012 federal income tax returns and issued a final Revenue Agent’s Report on June 10, 2015. The Allstate Group’s tax years prior to 2011 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company recorded a $1 million liability for unrecognized tax benefits as of December 31, 2015 related to the increase for tax positions taken in a prior year and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax

48

benefits is not expected to impact the Company’s effective tax rate. The Company had no liability for unrecognized tax benefits as of December 3l, 2014 or 2013.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2015, 2014 or 2013. As of December 31, 2015 and 2014, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2015	2014
Deferred assets
Difference in tax bases of investments	$46	$31
Deferred reinsurance gain	17	20
Other assets	9	15
Total deferred assets	72	66
Deferred liabilities
DAC	(387)	(396)
Life and annuity reserves	(309)	(255)
Unrealized net capital gains	(287)	(747)
Other liabilities	(75)	(75)
Total deferred liabilities	(1,058)	(1,473)
Net deferred liability	$(986)	$(1,407)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2015	2014	2013
Current	$251	$101	$71
Deferred	50	132	(52)
Total income tax expense	$301	$233	$19
The Company paid income taxes of $221 million and $80 million in 2015 and 2014, respectively, and received a refund of $11 million in 2013. The Company had current income tax receivable of $30 million and $7 million as of December 31, 2015 and 2014, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2015	2014	2013
Statutory federal income tax rate - expense (benefit)	35.0%	35.0%	(35.0)%
Tax credits	(1.7)	(1.9)	(181.8)
Dividends received deduction	(0.6)	(0.9)	(46.1)
Adjustments to prior year tax liabilities	(0.3)	(0.2)	(14.1)
Sale of subsidiary	—	(1.8)	351.3
State income taxes	0.4	0.1	15.3
Non-deductible expenses	0.2	0.2	6.8
Change in accounting for investments in qualified affordable housing projects	2.0	—	—
Other	(0.1)	0.2	0.1
Effective income tax rate - expense	34.9%	30.7%	96.5%

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14. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2015 and 2014 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $16 million and $27 million of interest on debt in 2015, 2014 and 2013, respectively.
The Company has $44 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2015 relating to a commitment to fund a limited partnership. The Company has an outstanding line of credit to fund the limited partnership.
15. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net (loss) income of ALIC and its insurance subsidiaries was $(67) million, $1.01 billion and $447 million in 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.87 billion and $2.71 billion as of December 31, 2015 and 2014, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $103 million in 2015. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2016 is $287 million, less dividends paid during the preceding twelve months measured at that point in time.  Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $334 million as of December 31, 2015.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.26 billion and $563 million, respectively, as of December 31, 2015. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

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16. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $6 million, $7 million and $51 million in 2015, 2014 and 2013, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $7 million and $6 million in 2015, 2014 and 2013, respectively.
17. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2015			2014			2013
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(1,048)	$366	$(682)	$805	$(282)	$523	$(1,047)	$367	$(680)
Less: reclassification adjustment of realized capital gains and losses	265	(93)	172	104	(36)	68	42	(15)	27
Unrealized net capital gains and losses	(1,313)	459	(854)	701	(246)	455	(1,089)	382	(707)
Unrealized foreign currency translation adjustments	(6)	2	(4)	(6)	2	(4)	3	(1)	2
Other comprehensive (loss) income	$(1,319)	$461	$(858)	$695	$(244)	$451	$(1,086)	$381	$(705)
18. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Revenues	$927	$1,049	$862	$851	$992	$823	$641	$937
Net income	153	127	150	132	239	84	19	183

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2015 and 2014, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2015. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ Deloitte & Touche LLP
Chicago, Illinois
March 2, 2016

52

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2015

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$920	$977	$977
States, municipalities and political subdivisions	2,162	2,442	2,442
Foreign governments	348	384	384
Public utilities	3,148	3,411	3,411
All other corporate bonds	14,921	15,093	15,093
Asset-backed securities	1,443	1,420	1,420
Residential mortgage-backed securities	406	451	451
Commercial mortgage-backed securities	409	436	436
Redeemable preferred stocks	13	15	15
Total fixed maturities	23,770	$24,629	24,629

Equity securities:
Common stocks:
Public utilities	39	$38	38
Banks, trusts and insurance companies	379	381	381
Industrial, miscellaneous and all other	1,085	1,103	1,103
Nonredeemable preferred stocks	23	20	20
Total equity securities	1,526	$1,542	1,542

Mortgage loans on real estate	3,781	$3,920	3,781
Real estate (includes $6 acquired in satisfaction of debt)	72		72
Policy loans	572		572
Derivative instruments	43	$49	49
Limited partnership interests	2,295		2,295
Other long-term investments	1,206		1,206
Short-term investments	816	$816	816
Total investments	$34,081		$34,962

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%

Year ended December 31, 2014
Life insurance in force	$119,024	$97,574	$305,313	$326,763	93.4%

Premiums and contract charges:
Life insurance	$1,022	$353	$674	$1,343	50.2%
Accident and health insurance	62	39	70	93	75.3%
Total premiums and contract charges	$1,084	$392	$744	$1,436	51.8%

Year ended December 31, 2013
Life insurance in force	$512,105	$195,414	$28,060	$344,751	8.1%

Premiums and contract charges:
Life insurance	$1,969	$532	$125	$1,562	8.0%
Accident and health insurance	124	86	67	105	63.8%
Total premiums and contract charges	$2,093	$618	$192	$1,667	11.5%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2015, 2014 or 2013.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

Year ended December 31, 2014

Allowance for estimated losses on mortgage loans	$21	$(5)	$—	$8	$8

Year ended December 31, 2013

Allowance for estimated losses on mortgage loans	$42	$(11)	$—	$10	$21

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.

(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(c) Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(d) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(f) Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(k) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(l) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(n) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(o) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(s) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(4)(t) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(u) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(v) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(w) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(4)(x) Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(5)(a) Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(5)(b) Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114561) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 22, 2003.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(k) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(9)(l) Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-114561 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Wilford J. Kavanaugh, Samuel H. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, Mario Imbarrato, Steven P. Sorenson, Mary Jane Fortin, Katherine A. Mabe and John M. Rhodes. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Mary Jane Fortin	Director and President
Matthew E. Winter	Director and Chief Executive Officer
Don Civgin	Director, Executive Vice President, Annuities
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director, Senior Group Vice President and Controller
James D. DeVries	Director
Steven E. Shebik	Director
Steven P. Sorenson	Director
Thomas J. Wilson	Director and Chairman of the Board
Wilford J. Kavanaugh	Director and Senior Vice President
Katherine A. Mabe	Director
John M. Rhodes	Director
Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
Mario Imbarrato	Director, Vice President and Chief Financial Officer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Senior Vice President and Treasurer
P. John Rugel	Senior Vice President
Dan E, Trudan	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Atif J. Ijaz	Vice President
Steven M. Miller	Vice President
Lori A. Cruz	Assistant Secretary
Daniel G. Gordon	Assistant Secretary
Jay A. Kallas	Assistant Secretary
Elizabeth J. Lapham	Assistant Secretary

Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Theresa M. Resnick	Appointed Actuary
Merlin L. Miller	Illustration Actuary

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR

REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2016 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Advisor Preferred Variable Annuity Contract:

As of January 31, 2016, there were 1,317 Qualified contract owners and 1,037 Non-Qualified contract owners.

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of January 31, 2016, there were 129 Qualified contract owners and 176 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I

Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter

Wilford J. Kavanaugh	Manager, Chairman of the Board and President
Angela K. Fontana	Manager and Assistant Secretary
Mario Imbarrato	Manager
P. John Rugel	Manager
Jesse E. Merten	Senior Vice President and Assistant Treasurer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
Marian Goll	Vice President and Treasurer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President - Operations
Allen R. Reed	Vice President, General Counsel and Secretary
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 15th day of April, 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 15th day of April, 2016.

SIGNATURE	TITLE
*Matthew E. Winter Matthew E. Winter	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary

*Wilford J. Kavanaugh Wilford J. Kavanaugh	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Harry R. Miller Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
*Samuel H. Pilch Samuel H. Pilch	Director, Senior Group Vice President and Controller (Principal Accounting Officer)
*Don Civgin Don Civgin	Director, Executive Vice President, Annuities
*Katherine A. Mabe Katherine A. Mabe	Director
*John M. Rhodes John M. Rhodes	Director
*Steven E. Shebik Steven E. Shebik	Director
*Steven P. Sorenson Steven P. Sorenson	Director

*James D. DeVries James D. DeVries	Director

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Wilford J. Kavanaugh, Samuel H. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, Mario Imbarrato, Steven P. Sorenson, Mary Jane Fortin, Katherine A. Mabe and John M. Rhodes.